UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant has filed this Certified Shareholder Report on Form N-CSR in four (4) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession #0001193125-10-274794 and #0001193125-10-274811 and #0001193125-10-274827) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Item 1, this submission is identical in all material respects to the initial submission.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under the previously filed companion submission on Form N-CSR:

•	PIMCO Funds—Total Return Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—PIMCO Total Return Fund—A, B, C and R Classes

•	PIMCO Funds—Bond Funds—Institutional, M, P, Administrative and D Classes

•	PIMCO Funds—Inflation-Protected Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—Strategic Markets Bond Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—Asset Allocation, Real Return Strategy & Equity-Related Funds—A, B, C and R Classes

•	PIMCO Funds—RealRetirement® Funds—Institutional, Administrative, A, C, D and R Classes

•	PIMCO Funds—International Bond Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—Municipal Bond Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—Municipal Bond Funds—A, B, and C Classes

•	PIMCO Funds—Credit Bond Funds—Institutional, P, Administrative and D Classes

Filed under this submission on Form N-CSR:

•	PIMCO Funds—Bond Funds—A, B, C and R Classes

•	PIMCO Funds—PIMCO Real Return Fund—A, B, C and R Classes

•	PIMCO Funds—Private Account Portfolio Series

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2010

Bond Funds

Share Classes

ABSOLUTE RETURN

PIMCO Unconstrained Bond Fund

PIMCO Unconstrained Tax Managed Bond Fund

CORE

PIMCO Low Duration Fund

PIMCO Money Market Fund

PIMCO Short-Term Fund

GOVERNMENT

PIMCO GNMA Fund

PIMCO Government Money Market Fund

PIMCO Long-Term U.S. Government Fund

PIMCO Mortgage-Backed Securities Fund

INCOME

PIMCO Diversified Income Fund

PIMCO Floating Income Fund

PIMCO High Yield Fund

PIMCO High Yield Spectrum Fund

PIMCO Income Fund

PIMCO Investment Grade Corporate Bond Fund

INTERNATIONAL

PIMCO Developing Local Markets Fund

PIMCO Emerging Local Bond Fund

PIMCO Emerging Markets Bond Fund

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Global Advantage Strategy Bond Fund

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

REAL RETURN

PIMCO Tax Managed Real Return Fund

RETIREMENT INCOME

PIMCO Real Income™ 2019 Fund

PIMCO Real Income™ 2029 Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		4
Important Information About the Funds		6
Benchmark Descriptions		33
Financial Highlights		270
Statements of Assets and Liabilities		290
Statements of Operations		294
Statements of Changes in Net Assets		298
Statement of Cash Flows		304
Notes to Financial Statements		305
Glossary		326
Privacy Policy		327
Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements		328

FUND	Fund Summary	Schedule of Investments

PIMCO Developing Local Markets Fund	8	37
PIMCO Diversified Income Fund	9	48
PIMCO Emerging Local Bond Fund	10	64
PIMCO Emerging Markets Bond Fund	11	75
PIMCO Floating Income Fund	12	85
PIMCO Foreign Bond Fund (Unhedged)	13	98
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	14	111
PIMCO Global Advantage Strategy Bond Fund	15	125
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	16	137
PIMCO GNMA Fund	17	148
PIMCO Government Money Market Fund	18	152
PIMCO High Yield Fund	19	153
PIMCO High Yield Spectrum Fund	20	164
PIMCO Income Fund	21	168
PIMCO Investment Grade Corporate Bond Fund	22	181
PIMCO Long-Term U.S. Government Fund	23	196
PIMCO Low Duration Fund	24	201
PIMCO Money Market Fund	25	218
PIMCO Mortgage-Backed Securities Fund	26	219
PIMCO Real IncomeTM 2019 Fund	27	224
PIMCO Real IncomeTM 2029 Fund	28	225
PIMCO Short-Term Fund	29	226
PIMCO Tax Managed Real Return Fund	30	239
PIMCO Unconstrained Bond Fund	31	243
PIMCO Unconstrained Tax Managed Bond Fund	32	260

Semiannual Report	September 30, 2010	3

Chairman’s Letter

Dear PIMCO Funds Shareholder:

Over the six-month reporting period, U.S. economic growth weakened and unemployment remained stubbornly high, even with significant monetary and fiscal stimulus. Within Europe, sovereign debt worries heightened investor concerns over the possibility of default, leading to increased market volatility. In response, U.S. and non-U.S. government policy makers kept key interest rates near zero and announced plans for expanded quantitative easing programs to help spark economic activity and job creation, despite a rising public debt burden within developed economies. Furthermore, the Federal Reserve adjusted its balance sheet strategy by reinvesting payments on Agency debt and mortgage-backed securities (“MBS”) into longer-term U.S. Treasury securities in an effort to stabilize the economy through price support within key asset classes.

PIMCO’s New Normal long-term outlook—marked by a shift in global growth drivers, deleveraging and re-regulation—points to the possibility of a desynchronized global economic recovery. As such, the economic growth rate in developed economies will likely be lower than in previous recoveries, but higher for developing and emerging market economies. For investors, it is important to adjust portfolios to meet the challenges of this changing and uncertain investment environment. At PIMCO, we remain focused on helping you through your investment journey while managing a number of risks along the way.

Included below are highlights of the financial markets during our six-month reporting period:

•

Investors helped push yields on U.S. Treasury securities to historic lows in the short area of the yield curve in a flight to higher quality assets. Bonds that offered extra income, however, performed better than lower yielding U.S. Treasury securities. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, or 1.31% lower than on March 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 6.05% for the reporting period.

•

Corporate bonds, including high-yield bonds, outperformed U.S. Treasury securities as strong demand for incremental income supported healthy new corporate bond issuance. Furthermore, corporate fundamentals generally continued to improve during the reporting period due to cost-cutting, improving margins, increasing asset quality and valuations.

•

The performance of Agency MBS lagged like-duration U.S. Treasury securities primarily due to concern of increased prepayments induced by a potential government-sponsored refinancing program and the Federal Reserve’s decision to reinvest pay downs within its mortgage portfolio in U.S. Treasury securities rather than in MBS. However, non-Agency MBS and commercial MBS outperformed U.S. Treasury securities as a result of limited new issuance and investor demand for higher-yielding assets.

•

Municipal bonds posted positive returns, as measured by the Barclays Capital Municipal Bond Index, which returned 5.51% for the reporting period. Taxable Build America Bonds outperformed the tax-exempt municipal bond sector due to their longer duration as rates moved lower over the period.

•

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive, as represented by the Barclays Capital U.S. TIPS Index, which returned 6.40% for the reporting period. Decreasing real yields across the maturity spectrum created quite positive TIPS returns, while coupon income and low inflation accruals added additional incremental positive returns. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed during the period and TIPS underperformed nominal U.S. Treasury securities. Diversified commodity index returns were also positive, as measured by the Dow Jones-UBS Commodity Index Total Return, which returned 6.24% for the reporting period.

4	PIMCO Funds

•

Emerging market (“EM”) bonds denominated in both U.S. dollars and local EM currencies performed well, outperforming U.S. Treasury securities. The U.S. dollar weakened due in part to investor concerns over the likelihood of increased government stimulus policies and a widening U.S. public debt burden. As a result, most EM currencies appreciated relative to the U.S. dollar.

•

Equity markets worldwide were volatile, and generally posted negative returns for the reporting period despite staging a rally in September 2010. U.S. equities, as measured by the S&P 500 Index, declined 1.42% and international equities, as represented by the MSCI World Index, declined 0.64% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We value your trust and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Funds

November 10, 2010

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	5

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, inflation-indexed security risk, municipal project-specific risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, distribution adjustment risk, leveraging risk, management risk and short sale risk. A complete description of these risks and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Income from the PIMCO Unconstrained Tax Managed Bond Fund may be subject to Federal and State income taxes.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B, C or R) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the class A, B, and C shares were first offered in (month/year): PIMCO Short-Term Fund (1/97), PIMCO Money Market Fund (1/97), PIMCO Low Duration Fund (1/97), PIMCO Long-Term U.S. Government Fund (1/97), PIMCO High Yield Fund (1/97), PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (1/97), PIMCO Mortgage-Backed Securities Fund (7/00), PIMCO GNMA Fund (A shares 11/00, B and C shares 5/01), PIMCO Foreign Bond Fund (Unhedged) (A and C shares 7/04), PIMCO Investment Grade Corporate Bond Fund (A and C shares 7/04), PIMCO Emerging Local Bond Fund (A and C shares 7/07), and PIMCO Unconstrained Bond Fund (A Shares 6/08 and C Shares 7/08). The oldest share class for Income Fund is Class A, and Class C shares were first offered in 3/07. The R Shares for each Fund were first offered in (12/02) except PIMCO Income Fund (3/07), PIMCO Unconstrained Bond Fund (7/08), and PIMCO Global Advantage Strategy Bond Fund, (2/09). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) which declines from either 3.5% in the first year to 0% at the end of the fifth year or 5% in the first year declining to 0% at the end of the sixth year, depending on the fund and when the shares were purchased. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A Shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. (These charges do not apply to the PIMCO Government Money Market, PIMCO Treasury Money Market or PIMCO Money Market Funds.)

As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments.

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’s inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. However, the Average Annual Total Return table for the PIMCO Tax Managed Real Return Fund and PIMCO Unconstrained Tax Managed Bond Fund discloses returns after taxes on Fund distributions. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Each Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

6	PIMCO Funds

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from April 1, 2010 to September 30, 2010, with the exception of the PIMCO High Yield Spectrum Fund, which is from September 15, 2010 (the date the Fund commenced operations) to September 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2010	7

PIMCO Developing Local Markets Fund

Class A:	PLMAX
Class C:	PLMCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or in fixed-income instruments denominated in currencies of, developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years. The Fund’s investments in currencies or fixed-income instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

•	An underweight to Hungary contributed to performance as the Hungary sub index underperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) (the “Index”) for the period.

•	An underweight to Russia contributed to performance as the Russia sub index underperformed the Index for the period.

•	An overweight to Brazil benefited returns as the Brazil sub index outperformed the Index for the period.

•	An off-benchmark exposure to high-quality financials benefited performance as financials outperformed the Index for the period.

•	An underweight to South Africa detracted from returns as the South Africa sub index outperformed the Index for the period.

•	An underweight to Turkey detracted from returns as the Turkey sub index outperformed the Index for the period.

•	An overweight to China detracted from returns as the Chinese sub index underperformed the Index for the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Class A	4.07%	8.45%	7.05%	7.09%
PIMCO Developing Local Markets Fund Class A (adjusted)	0.17%	4.38%	6.23%	6.32%
PIMCO Developing Local Markets Fund Class C (adjusted)	2.68%	6.64%	6.25%	6.29%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	3.78%	6.33%	8.44%	8.40%
JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)**	3.76%	6.16%	8.12%	8.09%
Lipper Emerging Market Debt Funds Average	8.26%	15.60%	8.12%	8.62%

All Fund returns are net of fees and expenses.

* Cumulative return.

** Effective June 30, 2010, the Fund selected the JPMorgan Emerging Local Markets Index Plus+Bid (Unhedged) as its secondary benchmark index. Prior to that date, the Fund had not selected a secondary benchmark index.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.25% and 2.00% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

Short-Term Instruments	22.7%
United States	17.9%
Russia	7.9%
Poland	7.3%
Brazil	5.6%
Other	38.6%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,040.70	$1,036.80	$1,018.80	$1,015.04
Expenses Paid During Period†	$6.39	$10.21	$6.33	$10.10

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.25% for Class A and 2.00% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Diversified Income Fund

Class A:	PDVAX
Class B:	PDVBX
Class C:	PDICX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

An overall overweight to emerging market (“EM”) debt enhanced relative performance. EM debt, as represented by the JPMorgan Emerging Markets Bond Index (“EMBI”) Global (USD Hedged), returned 9.58% during the period, outperforming the Fund’s secondary benchmark index.

•

An overall underweight allocation to the global investment grade asset class benefited relative performance as the credit component of the Barclays Capital Global Aggregate Credit Index (Hedged USD) returned 5.83%, underperforming the Fund’s secondary benchmark index.

•

An underweight allocation to global high yield bonds benefited relative performance as this segment of the credit market, as represented by the BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index, returned 6.93%, underperforming the Fund’s secondary benchmark index.

•

Tactical exposure to commercial mortgage-backed securities (“CMBS”) positively contributed to relative performance as the Barclays Capital CMBS Index (USD Unhedged) outperformed the Fund’s secondary benchmark index.

•

An underweight allocation to Argentina debt detracted from relative performance as Argentina debt, as represented by the JPMorgan EMBI Global Argentina sub index returned 15.34% for the period, outperforming the Fund’s secondary benchmark index.

•	A curve-steepening bias detracted from performance as the U.S. yield curve flattened during the period.

•

An overweight allocation to investment grade banking credits detracted from relative performance, as Banking issues within the credit component of the Barclays Capital Global Aggregate Credit Index (Hedged USD) returned 4.60% during the period, underperforming the Fund’s secondary benchmark index.

•

An overweight allocation to Indonesia debt enhanced relative performance as the JPMorgan EMBI Global Indonesian sub index, returned 13.78% during the period, outperforming the Fund’s secondary benchmark index.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Class A	8.67%	17.91%	7.63%	8.54%
PIMCO Diversified Income Fund Class A (adjusted)	4.60%	13.49%	6.81%	7.96%
PIMCO Diversified Income Fund Class B	8.27%	17.04%	6.84%	7.74%
PIMCO Diversified Income Fund Class B (adjusted)	4.77%	13.54%	6.76%	7.74%
PIMCO Diversified Income Fund Class C (adjusted)	7.27%	16.04%	6.83%	7.74%
Barclays Capital Global Credit Hedged USD Index	6.03%	11.05%	5.87%	6.05%
1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	7.46%	14.37%	7.53%	8.28%
Lipper Multi-Sector Income Funds Average	5.96%	13.27%	6.13%	7.04%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.16% for Class A shares and 1.91% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

Corporate Bonds & Notes	56.6%
Sovereign Issues	23.0%
Mortgage-Backed Securities	8.9%
U.S. Treasury Obligations	3.1%
Short-Term Instruments	2.3%
Other	6.1%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,086.70	$1,082.67	$1,082.66	$1,019.30	$1,015.54	$1,015.54
Expenses Paid During Period†	$6.02	$9.92	$9.92	$5.82	$9.60	$9.60

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.15% for Class A, 1.90% for Class B, and 1.90% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2010	9

PIMCO Emerging Local Bond Fund

Class A:	PELAX
Class C:	PELCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

An underweight to Hungary contributed to performance as the Hungary sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified (Unhedged) (the “Index”) for the period.

•	An underweight to Russia contributed to performance as the Russia sub index underperformed the Index for the period.

•	An overweight to Poland detracted from relative performance as the Poland sub index underperformed the Index for the period.

•	An out-of-benchmark allocation to the Korean won detracted from performance as the Korean won depreciated during the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	Fund Inception (12/29/06)
PIMCO Emerging Local Bond Fund Class A	9.26%	19.16%	10.98%
PIMCO Emerging Local Bond Fund Class A (adjusted)	5.20%	14.71%	9.86%
PIMCO Emerging Local Bond Fund Class C (adjusted)	7.86%	17.28%	10.16%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	10.14%	19.42%	13.08%	**
Lipper Emerging Market Debt Funds Average	8.26%	15.60%	7.81%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/06.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.35% and 2.10% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Return Through September 30, 2010

Allocation Breakdown‡

Brazil	14.7%
Poland	14.2%
Mexico	11.8%
Short-Term Instruments	9.4%
Indonesia	9.4%
South Africa	7.4%
Other	33.1%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,092.58	$1,088.60	$1,018.30	$1,014.54
Expenses Paid During Period†	$7.08	$11.00	$6.83	$10.61

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.35% for Class A and 2.10% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Emerging Markets Bond Fund

Class A:	PAEMX
Class B:	PBEMX
Class C:	PEBCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to countries with emerging market countries, which may be represented by forwards or derivatives such as options, futures, contracts, or swap agreements.

•	An underweight to Venezuela contributed to relative performance as the Venezuela sub index underperformed the JPMorgan Emerging Markets Bond Index (“EMBI”) Global (the “Index”) during the period.

•	A slight overweight to Panama contributed to relative performance as the Panama sub index outperformed the Index during the period.

•	An underweight to Lebanon benefited performance as the Lebanon sub index underperformed the Index during the period.

•	An overweight to Russia detracted from relative performance as the Russia sub index underperformed the Index during the period.

•	An underweight to Argentina detracted from performance as the Argentina sub index outperformed the Index during the period.

•	An underweight to Turkey detracted from performance as the Turkey sub index outperformed the Index during the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Class A	9.80%	17.08%	8.36%	13.45%	11.59%
PIMCO Emerging Markets Bond Fund Class A (adjusted)	5.68%	12.69%	7.53%	13.02%	11.27%
PIMCO Emerging Markets Bond Fund Class B	9.39%	16.21%	7.55%	12.86%	11.14%
PIMCO Emerging Markets Bond Fund Class B (adjusted)	5.89%	12.71%	7.48%	12.86%	11.14%
PIMCO Emerging Markets Bond Fund Class C (adjusted)	8.39%	15.21%	7.56%	12.61%	10.77%
JPMorgan Emerging Markets Bond Index (EMBI) Global	9.58%	15.88%	9.17%	10.70%	9.56%
Lipper Emerging Markets Debt Funds Average	8.26%	15.60%	8.12%	11.54%	9.13%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month- end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.26% for Class A shares and 2.01% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

Russia	15.1%
Brazil	13.9%
United States	10.7%
Mexico	9.2%
Indonesia	7.7%
Short-Term Instruments	6.1%
Colombia	5.2%
Other	32.1%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,097.96	$1,093.86	$1,093.90	$1,018.80	$1,015.04	$1,015.04
Expenses Paid During Period†	$6.57	$10.50	$10.50	$6.33	$10.10	$10.10

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.25% for Class A, 2.00% for Class B, and 2.00% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2010	11

PIMCO Floating Income Fund

Class A:	PFIAX
Class C:	PFNCX

Portfolio Insights

•

The Fund seeks maximum current yield, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investments that effectively enable the Fund to achieve floating rate of income, including, but not limited to, variable and floating-rate fixed-income instruments, fixed-income instruments with durations of less than or equal to one year, and fixed-rate fixed-income instruments with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments, each of which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

An overall overweight to emerging market (“EM”) debt enhanced relative performance. EM debt, as represented by the JPMorgan Emerging Markets Bond Index (“EMBI”) Global, returned 9.58% during the period, outperforming the Fund’s secondary benchmark index.

•	An overweight bias to U.S. duration (or sensitivity to changes in market interest rates) versus the Fund’s secondary benchmark index enhanced relative performance as yields fell during the period.

•	A curve-steepening bias detracted from performance as the U.S. yield curve flattened during the period.

•

Tactical exposure to commercial mortgage-backed securities (“CMBS”) positively contributed to relative performance as the Barclays Capital CMBS Index returned 9.63% during the period, outperforming the Fund’s secondary benchmark index.

•

An underweight allocation to Argentina debt detracted from relative performance as Argentina debt, as represented by the JPMorgan EMBI Global Argentina sub index, returned 15.34% for the period, outperforming the Fund’s secondary benchmark index.

•	A below-index weighting in Ecuador debt benefited relative performance as the JPMorgan EMBIG Ecuador sub index declined 9.03% during the period, underperforming the Fund’s secondary benchmark index.

•

An overweight allocation to independent exploration and production (“E&P”) bonds positively contributed to relative performance as independent E&P bonds within the credit component of the Barclays Capital Global Aggregate Credit Index (Hedged USD) returned 7.71% during the period, outperforming the Fund’s secondary benchmark index.

•

An overweight allocation to Indonesia debt enhanced relative performance as the JPMorgan EMBIG Indonesian sub index returned 13.78% during the period, outperforming the Fund’s secondary benchmark index.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	Fund Inception (07/30/04)
PIMCO Floating Income Fund Class A	0.81%	10.12%	2.89%	3.57%
PIMCO Floating Income Fund Class A (adjusted)	-1.48%	7.59%	2.42%	3.19%
PIMCO Floating Income Fund Class C (adjusted)	-0.33%	8.79%	2.59%	3.24%
3 Month USD LIBOR Index	0.21%	0.34%	3.27%	3.15%	**
Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	-1.57%	2.66%	1.00%	2.01%	**
Lipper Loan Participation Funds Average	1.90%	9.50%	3.10%	3.49%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.95% and 1.25% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

Corporate Bonds & Notes	60.5%
Sovereign Issues	15.8%
Short-Term Instruments	13.0%
Mortgage-Backed Securities	5.3%
Bank Loan Obligations	2.2%
Other	3.2%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,008.08	$1,006.58	$1,020.31	$1,018.80
Expenses Paid During Period†	$4.78	$6.29	$4.81	$6.33

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.95% for Class A and 1.25% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO Foreign Bond Fund (Unhedged)

Class A:	PFUAX
Class C:	PFRCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An overweight to U.S. duration (or sensitivity to changes in market interest rates) contributed to performance as ten-year U.S. Treasury yields narrowed during the period.

•

An overweight to Eurozone duration via German bunds, while avoiding debt of peripheral Eurozone nations, contributed to performance as ten-year German government bond yields narrowed and peripheral yields widened.

•	An underweight to Japanese duration detracted from performance as long-term interest rates moved lower during the period.

•	Positions in non-Agency mortgage-backed securities and asset-backed securities contributed to performance as prices on these securities appreciated during the period.

•	Exposure to a basket of emerging market currencies contributed to performance as several of these currencies appreciated relative to the U.S. dollar during the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Class A	13.11%	12.56%	8.32%	7.46%
PIMCO Foreign Bond Fund (Unhedged) Class A (adjusted)	8.87%	8.34%	7.50%	6.82%
PIMCO Foreign Bond Fund (Unhedged) Class C (adjusted)	11.69%	10.73%	7.52%	6.65%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	10.44%	5.90%	7.76%	7.17%
Lipper International Income Funds Average	7.94%	7.45%	6.35%	6.23%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.96% and 1.71% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

United States	20.4%
Germany	20.2%
United Kingdom	16.2%
France	10.0%
Netherlands	8.8%
Short-Term Instruments	8.2%
Australia	5.7%
Other	10.5%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,131.12	$1,126.93	$1,020.31	$1,016.55
Expenses Paid During Period†	$5.08	$9.06	$4.81	$8.59

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.95% for Class A and 1.70% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2010	13

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Class A:	PFOAX
Class B:	PFOBX
Class C:	PFOCX
Class R:	PFRRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

Portfolios managed to a U.S. dollar hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that are hedged to the U.S. dollar generally underperformed unhedged portfolios over the period, as the U.S. dollar underperformed most major currencies.

•	An overweight to U.S. duration (or sensitivity to changes in market interest rates) contributed to performance as ten-year U.S. Treasury yields narrowed during the period.

•

An overweight to Eurozone duration via German bunds, while avoiding debt of peripheral Eurozone nations, contributed to performance as ten-year German government bond yields narrowed and peripheral yields widened.

•	An underweight to Japanese duration detracted from performance as long-term interest rates moved lower during the period.

•	Positions in non-Agency mortgage-backed securities and asset-backed securities contributed to performance as prices on these securities appreciated during the period.

•	Exposure to a basket of emerging market currencies contributed to performance as several of these currencies appreciated relative to the U.S. dollar during the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A	6.75%	12.63%	6.37%	6.49%	7.63%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	2.74%	8.40%	5.56%	6.08%	7.40%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B	6.35%	11.79%	5.58%	5.94%	7.32%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	2.85%	8.29%	5.50%	5.94%	7.32%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	5.35%	10.79%	5.58%	5.70%	6.84%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class R	6.62%	12.35%	6.10%	6.22%	7.36%
JPMorgan GBI Global ex-US Index Hedged in USD	4.34%	5.83%	4.94%	5.35%	6.93%	**
Lipper International Income Funds Average	7.94%	7.45%	6.35%	7.33%	6.80%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.97% for Class A shares, 1.72% for Class B shares, 1.72% for Class C shares, and 1.22% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

United States	21.2%
Germany	18.9%
United Kingdom	14.4%
France	11.3%
Netherlands	8.4%
Canada	8.1%
Short-Term Instruments	6.3%
Australia	4.4%
Other	7.0%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,067.48	$1,063.49	$1,063.50	$1,066.15	$1,020.31	$1,016.55	$1,016.55	$1,019.05
Expenses Paid During Period†	$4.92	$8.79	$8.79	$6.22	$4.81	$8.59	$8.59	$6.07

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.95% for Class A, 1.70% for Class B, 1.70% for Class C, and 1.20% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO Global Advantage Strategy Bond Fund

Class A:	PGSAX
Class C:	PAFCX
Class R:	PSBRX

Portfolio Insights

•

The Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An overweight to duration (or sensitivity to changes in market interest rates) in the U.S., contributed to performance as yields declined during the period.

•	An overweight to duration in Canada contributed to performance as yields declined during the period.

•	An overweight to duration in core Eurozone countries, such as Germany, contributed to performance as yields declined during the period.

•	An underweight to duration in the U.K. detracted from performance as yields declined during the period.

•	An underweight to duration in Japan detracted from performance as yields declined during the period.

•	An underweight to inflation-linked bonds in the U.K. contributed to performance as inflation-linked bonds underperformed nominal bonds and breakeven rates declined during the period.

•	An underweight to investment grade corporate securities contributed to performance as credit spreads widened in both the U.S. and the Eurozone during the period.

•	An underweight to emerging market external bonds during the first half of the reporting period contributed to performance as spreads widened during the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	Fund Inception (02/05/09)
PIMCO Global Advantage Strategy Bond Fund Class A	7.08%	7.78%	13.94%
PIMCO Global Advantage Strategy Bond Fund Class A (adjusted)	3.08%	3.75%	11.33%
PIMCO Global Advantage Strategy Bond Fund Class C (adjusted)	5.68%	5.97%	13.07%
PIMCO Global Advantage Strategy Bond Fund Class R	6.96%	7.53%	13.65%
Barclays Capital U.S. Aggregate Index	6.05%	8.16%	9.12%
PIMCO Global Advantage Bond Index (GLADI) (NY Close)	6.37%	7.61%	14.59%
Lipper Global Income Funds Average	5.89%	8.98%	14.47%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.10% for Class A shares, 1.85% for Class C shares, and 1.35% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

United States	24.0%
Short-Term Instruments	16.1%
Canada	15.1%
Germany	9.5%
Brazil	6.7%
Other	28.6%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class C	Class R	Class A	Class C	Class R
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,070.81	$1,066.79	$1,069.58	$1,019.50	$1,015.74	$1,018.25
Expenses Paid During Period†	$5.76	$9.64	$7.06	$5.62	$9.40	$6.88

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.11% for Class A, 1.86% for Class C, and 1.36% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2010	15

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Class A:	PAIIX
Class B:	PBIIX
Class C:	PCIIX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

Portfolios managed to a U.S. dollar hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that are hedged to the U.S. dollar generally underperformed unhedged portfolios over the period, as the U.S. dollar underperformed most major currencies.

•	An overweight to U.S. duration (or sensitivity to changes in market interest rates) contributed to performance as ten-year U.S. Treasury yields narrowed during the period.

•

An overweight to Eurozone duration via German bunds, while avoiding debt of peripheral Eurozone nations, contributed to performance as ten-year German government bond yields narrowed and peripheral yields widened during the period.

•	An underweight to Japanese duration detracted from performance as long-term interest rates moved lower during the period.

•	Positions in non-Agency mortgage-backed securities and asset-backed securities contributed to performance as prices on these securities appreciated during the period.

•	Exposure to a basket of emerging market currencies contributed to performance as several of these currencies appreciated relative to the U.S. dollar during the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/02/95)
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A	7.19%	11.64%	5.88%	6.43%	6.98%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	3.16%	7.46%	5.07%	6.03%	6.71%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B	6.78%	10.81%	5.09%	5.88%	6.60%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	3.28%	7.31%	5.01%	5.88%	6.60%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	5.79%	9.82%	5.09%	5.64%	6.17%
JPMorgan GBI Global Hedged in USD	5.40%	6.44%	5.29%	5.63%	6.55%	**
Lipper Global Income Funds Average	5.89%	8.98%	5.57%	6.92%	6.54%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 09/30/95.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.95% for Class A shares and 1.70% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

United States	26.7%
Germany	20.5%
United Kingdom	13.1%
France	10.7%
Canada	8.2%
Australia	6.2%
Short-Term Instruments	3.2%
Other	11.4%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,071.85	$1,067.84	$1,067.86	$1,020.31	$1,016.55	$1,016.55
Expenses Paid During Period†	$4.93	$8.81	$8.81	$4.81	$8.59	$8.59

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.95% for Class A, 1.70% for Class B, and 1.70% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO GNMA Fund

Class A:	PAGNX
Class B:	PBGNX
Class C:	PCGNX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An overweight to mortgage spread duration detracted from returns as mortgage spreads widened over the period.

•	Exposure to commercial mortgage-backed securities benefited returns as the sector outperformed fixed-rate mortgage-backed securities (“MBS”) over the period.

•	An allocation to conventional thirty-year mortgages detracted from returns as they underperformed the Barclays Capital GNMA Index (the Fund’s benchmark index) over the period.

•	An underweight to interest rate duration (or sensitivity to changes in market interest rates) for most of the period detracted from performance as U.S. Treasury rates declined over the period.

•	Exposure to consumer asset-backed securities benefited performance as they outperformed fixed-rate MBS over the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Class A	4.75%	8.25%	6.79%	6.70%	6.53%
PIMCO GNMA Fund Class A (adjusted)	0.84%	4.16%	5.98%	6.29%	6.22%
PIMCO GNMA Fund Class B	4.36%	7.44%	6.00%	6.12%	6.10%
PIMCO GNMA Fund Class B (adjusted)	0.86%	3.94%	5.92%	6.12%	6.10%
PIMCO GNMA Fund Class C (adjusted)	3.36%	6.44%	6.00%	5.89%	5.73%
Barclays Capital GNMA Index	4.36%	6.72%	6.45%	6.21%	6.19%
Lipper GNMA Funds Average	3.87%	6.62%	5.96%	5.60%	5.53%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90% for Class A shares and 1.65% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

U.S. Government Agencies	93.5%
Mortgage-Backed Securities	3.3%
Asset-Backed Securities	2.0%
Short-Term Instruments	1.2%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,047.51	$1,043.58	$1,043.57	$1,020.56	$1,016.80	$1,016.80
Expenses Paid During Period†	$4.62	$8.45	$8.45	$4.56	$8.34	$8.34

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Class A, 1.65% for Class B, and 1.65% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2010	17

PIMCO Government Money Market Fund

Class A:	AMAXX
Class C:	AMGXX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund may invest in the following: U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and repurchase agreements secured by such obligations.

•	The Fund had a focus on high-quality and short-maturity assets.

•	The Fund’s weighted average maturity was fairly stable over the period, but ended the period slightly lower to help minimize the interest rate sensitivity of the portfolio.

•	The Fund’s exposure to high-quality Agency discount notes provided a slight yield advantage over U.S. Treasury bills over the period.

Average Annual Total Return for the period ended September 30, 2010

	7 Day Yield	30 Day Yield	6 Months*	1 Year	Fund Inception (01/27/09)
PIMCO Government Money Market Fund Class A	0.02%	0.02%	0.02%	0.04%	0.08%
PIMCO Government Money Market Fund Class C	0.02%	0.02%	0.02%	0.04%	0.08%
Citigroup 3-Month Treasury Bill Index	—	—	0.08%	0.12%	0.14%	**
Lipper Institutional U.S. Government Money Markets Funds Average	—	—	0.01%	0.03%	0.08%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.44% for both Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

Treasury Repurchase Agreements	43.9%
Treasury Debt	21.2%
Government Agency Debt	17.0%
Government Agency Repurchase Agreements	15.2%
Asset-Backed Commercial Paper	2.7%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,000.17	$1,000.18	$1,023.92	$1,023.92
Expenses Paid During Period†	$1.15	$1.15	$1.17	$1.17

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.23% for Class A and 0.23% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios reflect net annualized expenses after application of an expense waiver of 0.20%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

18	PIMCO Funds

PIMCO High Yield Fund

Class A:	PHDAX
Class B:	PHDBX
Class C:	PHDCX
Class R:	PHYRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

•	An overweight to the finance sector, where banking and insurance companies supported the overall industry’s strong returns, benefited relative performance over the period.

•	Security selection in the consumer cyclical sector was a strong contributor to performance as auto-related bonds significantly outperformed all other sub-sectors of the broader category.

•	An emphasis on pipelines and integrated energy companies contributed positively to performance over the period.

•	Security selection within the media sector, where broadcasting outperformed, detracted from performance over the period.

•	An overweight to utilities, where electric generation companies performed poorly, detracted from relative returns over the period.

•	An underweight to the transportation sector, which outperformed the broader high-yield bond market, detracted from performance over the period.

•	Exposure to high-grade bonds, primarily by way of triple-B holdings which notably outpaced double and single B-rated bonds, was a positive contributor to relative returns over the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/15/92)
PIMCO High Yield Fund Class A	5.91%	17.90%	6.68%	6.84%	7.93%
PIMCO High Yield Fund Class A (adjusted)	1.94%	13.48%	5.86%	6.43%	7.65%
PIMCO High Yield Fund Class B	5.51%	17.03%	5.89%	6.29%	7.62%
PIMCO High Yield Fund Class B (adjusted)	2.01%	13.53%	5.81%	6.29%	7.62%
PIMCO High Yield Fund Class C (adjusted)	4.51%	16.03%	5.89%	6.05%	7.13%
PIMCO High Yield Fund Class R	5.78%	17.62%	6.41%	6.58%	7.65%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	7.07%	16.79%	7.31%	7.27%	7.67%	**
Lipper High Current Yield Funds Average	5.83%	16.59%	6.03%	6.04%	6.36%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.91% for Class A shares, 1.66% for Class B shares, 1.66% for Class C shares, and 1.16% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

Corporate Bonds & Notes	81.4%
Short-Term Instruments	7.2%
Bank Loan Obligations	3.7%
Sovereign Issues	3.1%
Mortgage-Backed Securities	2.9%
Other	1.7%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,059.08	$1,055.14	$1,055.15	$1,057.77	$1,020.56	$1,016.80	$1,016.80	$1,019.30
Expenses Paid During Period†	$4.65	$8.50	$8.50	$5.93	$4.56	$8.34	$8.34	$5.82

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C, and 1.15% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2010	19

PIMCO High Yield Spectrum Fund

Class A:	PHSAX
Class C:	PHSCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by convertibles, warrants, forwards, or derivatives such as swap agreements, rated below investment grade by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Fund commenced operations on September 15, 2010.

Cumulative Total Return for the period ended September 30, 2010

Fund Inception (09/15/10)
PIMCO High Yield Spectrum Fund Class A	1.26%
PIMCO High Yield Spectrum Fund Class A (adjusted)	-2.54%
PIMCO High Yield Spectrum Fund Class C (adjusted)	0.22%
BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index	1.05%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.96% and 1.71% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 08/30/10, as revised and supplemented to date.

Allocation Breakdown‡

Corporate Bonds & Notes	65.8%
Short-Term Instruments	31.5%
Bank Loan Obligations	2.7%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance††
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (09/15/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,012.59	$1,012.22	$1,020.56	$1,016.80
Expenses Paid During Period†	$0.37	$0.68	$4.56	$8.34

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Class A and 1.65% for Class C), multiplied by the average account value over the period, multiplied by 16/365 (to reflect the period since the Classes commenced operations on 09/15/10). The annualized expense ratios reflect net annualized expenses after application of an expense waiver of 0.05%. The Fund’s Class A and Class C hypothetical expenses reflect an amount as if the classes has been operational for the entire fiscal half year.

†† Hypothetical performance reflects a beginning account value as of 04/01/10.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

20	PIMCO Funds

PIMCO Income Fund

Class A:	PONAX
Class C:	PONCX
Class R:	PONRX

Portfolio Insights

•

The Fund seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	The Fund’s above-index duration (or sensitivity to changes in market interest rates) for a majority of the period benefited performance as yields moved lower over the period.

•	Exposure to the high-yield sector benefited performance as the sector posted strong positive performance for the period.

•	Exposure to mortgage-backed securities (“MBS”) detracted from returns as MBS underperformed like-duration U.S. Treasuries for the period.

•	Positions in intermediate credit benefited returns as this sector outperformed like-duration U.S. Treasuries for the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	Fund Inception (03/30/07)
PIMCO Income Fund Class A	12.61%	22.66%	9.79%
PIMCO Income Fund Class A (adjusted)	8.26%	17.82%	8.54%
PIMCO Income Fund Class C (adjusted)	11.22%	20.78%	8.94%
PIMCO Income Fund Class R	12.48%	22.36%	9.51%
Barclays Capital U.S. Aggregate Index	6.05%	8.16%	7.01%	**
Lipper Multi-Sector Income Funds Average	5.96%	13.27%	6.27%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/07.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.95% for Class A shares, 1.70% for Class C shares, and 1.20% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

Mortgage-Backed Securities	37.4%
U.S. Government Agencies	27.1%
Corporate Bonds & Notes	19.4%
Asset-Backed Securities	6.4%
Short-Term Instruments	1.9%
Other	7.8%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class C	Class R	Class A	Class C	Class R
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,126.07	$1,122.20	$1,124.76	$1,020.46	$1,016.70	$1,019.20
Expenses Paid During Period†	$4.90	$8.88	$6.23	$4.66	$8.44	$5.92

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.92% for Class A, 1.67% for Class C, and 1.17% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios reflect net annualized expenses after application of an expense waiver of 0.05%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2010	21

PIMCO Investment Grade Corporate Bond Fund

Class A:	PBDAX
Class C:	PBDCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

The Fund’s overweight to duration (or sensitivity to changes in market interest rates), that was implemented via a diverse exposure to Australia and European duration, benefited performance as ten-year rates in these regions fell over the period.

•	An underweight to consumer cyclicals benefited performance as the sector underperformed the Barclays Capital U.S. Credit Index (the “Index”) over the period.

•	A below-index allocation to electrics benefited performance as the sector performed worse than the Index over the period.

•	An underweight to communications credits benefited relative performance as the sector underperformed the Index over the period.

•	An above-index allocation to energy credits detracted from relative performance as energy credits underperformed the Index over the period.

•	An overweight to natural gas credits detracted from performance as natural gas credits underperformed the Index over the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Class A	8.68%	15.36%	8.54%	8.42%	8.65%
PIMCO Investment Grade Corporate Bond Fund Class A (adjusted)	4.57%	10.99%	7.71%	8.01%	8.25%
PIMCO Investment Grade Corporate Bond Fund Class C (adjusted)	7.28%	13.51%	7.74%	7.62%	7.84%
Barclays Capital U.S. Credit Index	8.07%	11.67%	6.48%	7.10%	7.33%	**
Lipper Intermediate Investment Grade Debt Funds Average	6.17%	9.98%	5.47%	5.85%	6.06%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90% and 1.65% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

Banking & Finance	34.3%
Industrials	29.9%
U.S. Treasury Obligations	24.4%
Utilities	7.5%
Short-Term Instruments	0.4%
Other	3.5%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,086.85	$1,082.78	$1,020.56	$1,016.80
Expenses Paid During Period†	$4.71	$8.62	$4.56	$8.34

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Class A and 1.65% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

22	PIMCO Funds

PIMCO Long-Term U.S. Government Fund

Class A:	PFGAX
Class B:	PFGBX
Class C:	PFGCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

•

An overweight to duration (or sensitivity to changes in market interest rates) versus the Fund’s benchmark index benefited performance as yields fell across the majority of the yield curve. This was a significant contributor to absolute performance.

•	A curve-steepening bias slightly detracted from performance as the two- to thirty-year yield spread flattened during the period.

•	An out-of-benchmark allocation to long Agency debentures detracted from performance as they underperformed like-duration U.S. Treasuries during the period.

•	A small out-of-benchmark exposure to corporate bonds detracted from performance as corporate bonds underperformed like-duration U.S. Treasuries during the period.

•	An out-of-benchmark allocation to long-dated interest rate swaps contributed to performance as the thirty-year swap spread narrowed during the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/01/91)
PIMCO Long-Term U.S. Government Fund Class A	18.66%	15.74%	8.08%	8.53%	9.40%
PIMCO Long-Term U.S. Government Fund Class A (adjusted)	14.21%	11.40%	7.26%	8.11%	9.14%
PIMCO Long-Term U.S. Government Fund Class B	18.22%	14.89%	7.28%	7.96%	9.11%
PIMCO Long-Term U.S. Government Fund Class B (adjusted)	14.72%	11.39%	7.21%	7.96%	9.11%
PIMCO Long-Term U.S. Government Fund Class C (adjusted)	17.22%	13.89%	7.28%	7.72%	8.60%
Barclays Capital Long-Term Treasury Index	18.00%	12.74%	7.77%	8.24%	8.90%	**
Lipper General U.S. Government Funds Average	7.66%	7.59%	5.27%	5.35%	5.96%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.895% for Class A shares and 1.645% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

U.S. Treasury Obligations	58.8%
U.S. Government Agencies	27.1%
Mortgage-Backed Securities	5.5%
Corporate Bonds & Notes	5.1%
Short-Term Instruments	1.7%
Other	1.8%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,186.56	$1,182.21	$1,182.20	$1,020.56	$1,016.80	$1,016.80
Expenses Paid During Period†	$4.93	$9.03	$9.03	$4.56	$8.34	$8.34

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.895% for Class A, 1.645% for Class B, and 1.645% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2010	23

PIMCO Low Duration Fund

Class A:	PTLAX
Class B:	PTLBX
Class C:	PTLCX
Class R:	PLDRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An above-index duration (or sensitivity to changes in market interest rates) helped performance as interest rates fell during the period.

•	Holdings of Agency mortgage pass-through securities detracted from returns as these high-quality assets underperformed like duration U.S. Treasuries during the period.

•	Allocations to investment grade corporate securities benefited returns as the sector outperformed during the period.

•	Exposure to the high-yield sector benefited returns as high-yield securities outperformed like-duration U.S. Treasuries during the period.

•	Exposure to local rates in Brazil benefited returns as rates fell in this country during the period.

•	Exposure to core European duration benefited returns as the ten-year Bund yield fell during the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Low Duration Fund Class A	2.58%	5.91%	5.28%	4.79%	6.21%
PIMCO Low Duration Fund Class A (adjusted)	0.27%	3.52%	4.80%	4.56%	6.07%
PIMCO Low Duration Fund Class B	2.20%	5.12%	4.50%	4.25%	5.97%
PIMCO Low Duration Fund Class B (adjusted)	-2.80%	0.12%	4.16%	4.25%	5.97%
PIMCO Low Duration Fund Class C (adjusted)	1.43%	4.54%	4.79%	4.29%	5.69%
PIMCO Low Duration Fund Class R	2.46%	5.65%	5.02%	4.53%	5.95%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	1.79%	2.53%	4.35%	4.21%	5.77%	**
Lipper Short Investment Grade Debt Funds Average	2.41%	5.08%	3.77%	3.90%	5.36%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.85% for Class A shares, 1.60% for Class B shares, 1.15% for Class C shares, and 1.10% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

U.S. Government Agencies	37.7%
Corporate Bonds & Notes	24.2%
Short-Term Instruments	21.9%
Mortgage-Backed Securities	6.3%
Asset-Backed Securities	3.6%
Other	6.3%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,025.85	$1,022.00	$1,024.31	$1,024.60	$1,020.81	$1,017.05	$1,019.30	$1,019.55
Expenses Paid During Period†	$4.32	$8.11	$5.84	$5.58	$4.31	$8.09	$5.82	$5.57

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.85% for Class A, 1.60% for Class B, 1.15% for Class C, and 1.10% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

24	PIMCO Funds

PIMCO Money Market Fund

Class A:	PYAXX
Class B:	PYCXX
Class C:	PKCXX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest-rating category for short-term obligations.

•	The Fund had a focus on high-quality and short-maturity assets.

•	The Fund’s weighted average maturity was fairly stable over the period, but ended the period slightly lower to help minimize the interest rate sensitivity of the portfolio.

•	The Fund moved its exposure from U.S. Treasuries to U.S. Agencies over the period as they provided a yield advantage over U.S. Treasuries.

Average Annual Total Return for the period ended September 30, 2010

	7 Day Yield	30 Day Yield	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/01/91)
PIMCO Money Market Fund Class A	0.05%	0.05%	0.02%	0.05%	2.47%	2.19%	3.34%
PIMCO Money Market Fund Class B	0.05%	0.05%	0.02%	0.05%	2.04%	1.76%	3.01%
PIMCO Money Market Fund Class C	0.05%	0.05%	0.02%	0.05%	2.47%	2.19%	3.35%
Citigroup 3-Month Treasury Bill Index	—	—	0.08%	0.12%	2.48%	2.41%	3.57%	**
Lipper Money Market Fund Index	—	—	0.01%	0.02%	2.54%	2.25%	3.40%	**
Lipper Institutional Money Market Funds Average	—	—	0.04%	0.08%	2.69%	2.46%	3.69%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 02/28/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return will fluctuate. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Money market funds are not insured or guaranteed by the FDIC or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.57% for Class A shares, 1.47% for Class B shares, and 0.57% for Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

Treasury Repurchase Agreements	54.0%
Government Agency Debt	33.7%
Treasury Debt	5.1%
Asset-Backed Commercial Paper	3.4%
Other Notes	2.1%
Other	1.7%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,000.24	$1,000.24	$1,000.24	$1,023.92	$1,023.92	$1,023.92
Expenses Paid During Period†	$1.15	$1.15	$1.15	$1.17	$1.17	$1.17

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.23% for Class A, 0.23% for Class B, and 0.23% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios reflect net annualized expenses after application of an expense waiver of 0.34%, 1.24%, and 0.34% for Class A, Class B, and Class C, respectively.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2010	25

PIMCO Mortgage-Backed Securities Fund

Class A:	PMRAX
Class B:	PMRBX
Class C:	PMRCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An overweight to mortgage spread duration detracted from returns as mortgage spreads widened over the period

•

Exposure to non-Agency mortgage-backed securities (“MBS”) and commercial mortgage-backed securities (“CMBS”) benefited performance as income and price appreciation on these securities was substantial over the period.

•

An underweight to thirty-year conventional 5.00% and 5.50% coupon MBS relative to 4.50% coupon MBS benefited returns, contributing the bulk of performance in the Agency MBS relative value coupon strategy.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Mortgage-Backed Securities Fund Class A	4.29%	9.54%	6.61%	6.59%	6.59%
PIMCO Mortgage-Backed Securities Fund Class A (adjusted)	0.36%	5.44%	5.80%	6.18%	6.28%
PIMCO Mortgage-Backed Securities Fund Class B	3.90%	8.72%	5.81%	6.03%	6.17%
PIMCO Mortgage-Backed Securities Fund Class B (adjusted)	0.40%	5.22%	5.73%	6.03%	6.17%
PIMCO Mortgage-Backed Securities Fund Class C (adjusted)	2.90%	7.72%	5.81%	5.79%	5.80%
Barclays Capital U.S. MBS Fixed Rate Index	3.57%	5.82%	6.46%	6.29%	6.24%
Lipper U.S. Mortgage Funds Average	4.20%	7.58%	4.77%	5.14%	4.93%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.96% for Class A shares and 1.71% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

U.S. Government Agencies	84.2%
Mortgage-Backed Securities	9.3%
Short-Term Instruments	3.3%
Asset-Backed Securities	3.2%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,042.87	$1,038.95	$1,038.99	$1,020.56	$1,016.80	$1,016.80
Expenses Paid During Period†	$4.61	$8.43	$8.43	$4.56	$8.34	$8.34

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Class A, 1.65% for Class B, and 1.65% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

26	PIMCO Funds

PIMCO Real Income™ 2019 Fund

Class A:	PCIAX
Class C:	PRLCX

Portfolio Insights

•

The Fund seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2019, by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund also may invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed-income securities that are structured to provide protection from inflation.

•

The Fund is primarily used by retirees as a liquid source of baseline income to meet required spending needs not covered by social security or pensions. However, the Fund can also be used to satisfy other needs for systematic, inflation-adjusted income for a defined term.

•

The Fund’s positioning in U.S. Treasury Inflation-Protected Securities (“TIPS”) maturing in 2019 or sooner, as represented by the Barclays Capital US TIPS Real Income 2019 Index, benefited total return performance as the Index returned 4.24% for the period.

•	The distribution per share of the Fund was adjusted up 0.61% during the period due to a rise in the non-seasonally adjusted Consumer Price Index.

Cumulative Total Return for the period ended September 30, 2010

	6 Months*	Fund Inception (10/30/09)
PIMCO Real Income™ 2019 Fund Class A	4.21%	5.68%
PIMCO Real Income™ 2019 Fund Class A (adjusted)	0.29%	1.72%
PIMCO Real Income™ 2019 Fund Class C (adjusted)	3.19%	4.59%
Barclays Capital US TIPS Real Income 2019 Index	4.24%	5.58%	**
Lipper Retirement Income Funds Average	2.62%	9.96%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Cumulative total return since 10/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.79% for Class A shares and 1.29% for Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

U.S. Treasury Obligations	94.2%
Short-Term Instruments	5.8%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance††
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,042.05	$1,041.82	$1,021.11	$1,018.60
Expenses Paid During Period†	$4.04	$6.60	$4.00	$6.53

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.79% for Class A and 1.29% for Class C), multiplied by the average account value over the period, multiplied by 183/365.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2010	27

PIMCO Real Income™ 2029 Fund

Class A:	POIAX
Class C:	PORCX

Portfolio Insights

•

The Fund seeks to provide consistent real (inflation-adjusted) distributions through its maturity date in 2029, by investing under normal circumstances at least 90% of its net assets in inflation-indexed bonds issued by the U.S. Treasury. The Fund also may invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities. Inflation-indexed bonds are fixed-income securities that are structured to provide protection from inflation.

•

The Fund is primarily used by retirees as a liquid source of baseline income to meet required spending needs not covered by social security or pensions. However, the Fund can also be used to satisfy other needs for systematic, inflation-adjusted income for a defined term.

•

The Fund’s positioning in U.S. Treasury Inflation-Protected Securities (“TIPS”) maturing in 2029 or sooner, as represented by the Barclays Capital US TIPS Real Income 2029 Index, benefited total return performance as the Index returned 7.77% for the period.

•	The distribution per share of the Fund was adjusted up 0.61% during the period due to a rise in the non-seasonally adjusted Consumer Price Index.

Cumulative Annual Total Return for the period ended September 30, 2010

	6 Months*	Fund Inception (10/30/09)
PIMCO Real Income™ 2029 Fund Class A	8.13%	9.05%
PIMCO Real Income™ 2029 Fund Class A (adjusted)	4.12%	4.96%
PIMCO Real Income™ 2029 Fund Class C (adjusted)	6.80%	7.49%
Barclays Capital US TIPS Real Income 2029 Index	7.77%	8.55%	**
Lipper Retirement Income Funds Average	2.62%	9.96%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Cumulative total return since 10/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.79% for Class A shares and 1.29% for Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance††
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,081.33	$1,077.99	$1,021.11	$1,018.60
Expenses Paid During Period†	$4.12	$6.72	$4.00	$6.53

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.79% for Class A and 1.29% for Class C), multiplied by the average account value over the period, multiplied by 183/365.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

28	PIMCO Funds

PIMCO Short-Term Fund

Class A:	PSHAX
Class B:	PTSBX
Class C:	PFTCX
Class R:	PTSRX

Portfolio Insights

•

The Fund seeks maximum-current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An above-benchmark U.S. duration (or sensitivity to changes in market interest rates) benefited returns as interest rates moved lower across the yield curve over the period.

•	A yield curve steepening strategy detracted from returns as the difference in yields between two- and thirty-year U.S. Treasuries narrowed over the period.

•	Holdings of Agency and non-Agency mortgages benefited returns as these securities outperformed money markets over the period.

•	Exposure to the corporate sector benefited returns as the sector posted strong performance over the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/07/87)
PIMCO Short-Term Fund Class A	0.92%	2.31%	3.56%	3.26%	4.81%
PIMCO Short-Term Fund Class A (adjusted)	-1.35%	0.01%	3.09%	3.03%	4.71%
PIMCO Short-Term Fund Class B	0.61%	1.64%	2.81%	2.73%	4.57%
PIMCO Short-Term Fund Class B (adjusted)	-4.39%	-3.36%	2.45%	2.73%	4.57%
PIMCO Short-Term Fund Class C (adjusted)	-0.23%	1.00%	3.25%	2.95%	4.49%
PIMCO Short-Term Fund Class R	0.80%	2.06%	3.30%	3.04%	4.65%
Citigroup 3-Month Treasury Bill Index	0.08%	0.12%	2.48%	2.41%	4.15%	**
Lipper Ultra-Short Obligation Funds Average	1.09%	2.66%	2.08%	2.68%	4.72%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.80% for Class A shares, 1.55% for Class B shares, 1.10% for Class C shares, and 1.05% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

Corporate Bonds & Notes	46.4%
U.S. Government Agencies	32.2%
Short-Term Instruments	10.8%
Mortgage-Backed Securities	3.8%
Asset-Backed Securities	3.8%
Other	3.0%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,009.25	$1,006.14	$1,007.72	$1,007.97	$1,021.06	$1,018.00	$1,019.55	$1,019.80
Expenses Paid During Period†	$4.03	$7.09	$5.54	$5.29	$4.05	$7.13	$5.57	$5.32

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.80% for Class A, 1.41% for Class B, 1.10% for Class C, and 1.05% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio for Class B reflects net annualized expense after application of an expense waiver of 0.14%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2010	29

PIMCO Tax Managed Real Return Fund

Class A:	PTXAX
Class C:	PXMCX

Portfolio Insights

•

The Fund seeks to provide after-tax inflation-protected return, consistent with prudent investment management, by investing under normal circumstances at least 50% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”), with the remainder of the Fund’s assets invested in inflation-indexed bonds of varying maturities issued by the U.S. government, its agencies or instrumentalities, such as Treasury Inflation-Protected Securities (“TIPS”), and other types of fixed-income instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, such as CPI swaps.

•

The Fund’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index throughout the period, which detracted from performance as municipal yields moved lower over the period.

•	Inflation swap exposure detracted from performance as breakeven inflation narrowed and as inflation accruals were flat over the period.

•	An overweight to water and sewer bonds as well as education bonds benefited performance as these sectors outperformed the broad municipal bond index over the period.

•	An underweight to pre-refunded bonds benefited performance as the sector underperformed the broad municipal bond index over the period.

Cumulative Total Return for the period ended September 30, 2010

	6 Months*	Fund Inception (10/30/09)
PIMCO Tax Managed Real Return Fund Class A	0.96%	3.56%
PIMCO Tax Managed Real Return Fund Class A (adjusted)	-2.85%	-0.33%
PIMCO Tax Managed Real Return Fund Class A (w/sales charge and after taxes on distributions)	-2.85%	-0.34%
PIMCO Tax Managed Real Return Fund Class A (w/sales charge and after taxes on distributions and sale of fund shares)	-1.63%	0.16%
PIMCO Tax Managed Real Return Fund Class C (adjusted)	-0.30%	2.08%
PIMCO Tax Managed Real Return Fund Class C (w/sales charge and after taxes on distributions)	-0.30%	2.08%
PIMCO Tax Managed Real Return Fund Class C (w/sales charge and after taxes on distributions and sale of fund shares)	-0.05%	1.59%
Barclays Capital Municipal Bond 1-10 Year Blend (1-12) Index	4.26%	6.40%	**
Lipper General Municipal Debt Funds Average	5.35%	7.93%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Cumulative total return since 10/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.85% for Class A shares and 1.35% for Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

Municipal Bonds & Notes	92.8%
Short-Term Instruments	7.2%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance††
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,009.56	$1,007.02	$1,020.81	$1,018.30
Expenses Paid During Period†	$4.28	$6.79	$4.31	$6.83

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.85% for Class A and 1.35% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

30	PIMCO Funds

PIMCO Unconstrained Bond Fund

Class A:	PUBAX
Class C:	PUBCX
Class R:	PUBRX

Portfolio Insights

•

The Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	A long duration bias, primarily focused in the U.S., benefited performance as ten-year U.S. Treasury yields decreased approximately 1.31% over the period.

•

Exposure to investment grade corporate securities, specifically an overweight to select financials, benefited performance. The Barclays Capital U.S. Credit Index returned 8.07% for the reporting period and the financials component of this index returned 6.97% for the period.

•	Exposure to select energy credits benefited performance as the sector returned 8.02% for the period.

•

Exposure to non-Agency mortgage-backed securities (“MBS”) benefited overall performance; the Markit ABX 06-2 Index, which generally tracks the price performance of non-Agency MBS, improved from $50.25 to $58.95 over the period.

•	Short positioning in Agency MBS detracted from returns over the period. Agency MBS, as measured by the Barclays Capital U.S. MBS Fixed Rate Index, returned 3.57% for the period.

•	Exposure to emerging market (“EM”) debt contributed to returns as both EM sovereign and EM corporate positions within the Fund performed well over the reporting period.

•

Modest exposure to municipal bonds, with an overweight to California municipal bonds, slightly benefited performance; the Barclays Capital Municipal Bond Index returned 5.51%, while the Barclays Capital California Municipal Bond Index returned 6.62% for the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	Fund Inception (06/30/08)
PIMCO Unconstrained Bond Fund Class A	3.78%	6.94%	9.28%
PIMCO Unconstrained Bond Fund Class A (adjusted)	-0.12%	2.94%	7.44%
PIMCO Unconstrained Bond Fund Class C (adjusted)	2.39%	5.14%	8.48%
PIMCO Unconstrained Bond Fund Class R	3.65%	6.67%	9.02%
3 Month USD LIBOR Index	0.21%	0.34%	1.25%
Lipper General Bond Funds Average	6.36%	8.96%	6.37%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.30% for Class A shares, 2.05% for Class C shares, and 1.55% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

U.S. Government Agencies	34.3%
U.S. Treasury Obligations	22.3%
Corporate Bonds & Notes	21.1%
Short-Term Instruments	6.5%
Sovereign Issues	5.7%
Other	10.1%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class C	Class R	Class A	Class C	Class R
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,037.76	$1,033.88	$1,036.50	$1,017.65	$1,013.89	$1,016.39
Expenses Paid During Period†	$7.56	$11.37	$8.83	$7.49	$11.26	$8.74

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.48% for Class A, 2.23% for Class C, and 1.73% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2010	31

PIMCO Unconstrained Tax Managed Bond Fund

Class A:	ATMAX
Class C:	ATMCX

Portfolio Insights

•

The Fund seeks maximum long-term after tax return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	The Fund’s duration positioning (or sensitivity to changes in market interest rates) benefited performance as yields moved lower across the yield curve.

•	Duration-hedging strategies during the latter part of the period detracted from performance as U.S. Treasury yields moved lower over the period.

•	A significant position in municipal money market securities detracted from performance as yields on these securities were lower than LIBOR over a majority of the period.

•

Exposure to municipal bonds, with an overweight to California municipal bonds, benefited returns; the Barclays Capital Municipal Bond Index returned 5.51%, while the Barclays Capital California Municipal Bond Index returned 6.62% over the period.

•

Exposure to investment grade corporate securities, specifically an overweight to select financials, benefited performance. The Barclays Capital U.S. Credit Index returned 8.07% and the financials component of the index returned 6.97% over the period.

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	Fund Inception (01/30/09)
PIMCO Unconstrained Tax Managed Bond Fund Class A	2.00%	2.50%	5.34%
PIMCO Unconstrained Tax Managed Bond Fund Class A (adjusted)	-1.87%	-1.36%	2.95%
PIMCO Unconstrained Tax Managed Bond Fund Class A (w/sales charge and after taxes on distributions)	-1.94%	-1.76%	2.49%
PIMCO Unconstrained Tax Managed Bond Fund Class A (w/sales charge and after taxes on distributions and sale of fund shares)	-1.10%	-0.64%	2.33%
PIMCO Unconstrained Tax Managed Bond Fund Class C (adjusted)	0.61%	0.71%	4.55%
PIMCO Unconstrained Tax Managed Bond Fund Class C (w/sales charge and after taxes on distributions)	0.59%	0.42%	4.24%
PIMCO Unconstrained Tax Managed Bond Fund Class C (w/sales charge and after taxes on distributions and sale of fund shares)	0.43%	0.57%	3.74%
3 Month USD LIBOR After Tax	0.14%	0.22%	0.43%	**
Lipper General Bond Funds Average	6.36%	8.96%	12.54%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.10% and 1.85% for Class A and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Allocation Breakdown‡

Municipal Bonds & Notes	73.3%
Corporate Bonds & Notes	10.2%
U.S. Treasury Obligations	4.7%
Sovereign Issues	3.5%
Short-Term Instruments	1.9%
Other	6.4%
‡	% of Total Investments as of 09/30/10

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,020.00	$1,016.15	$1,018.50	$1,014.74
Expenses Paid During Period†	$6.63	$10.41	$6.63	$10.40

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.31% for Class A and 2.06% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

32	PIMCO Funds

Benchmark Descriptions

Index	Description

1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd: The benchmark is an equally weighted blend of the following three indices: Barclays Capital Global Aggregate-Credit Component Hedged USD, BofA Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan EMBI Global. The Barclays Capital Global Aggregate Index-Credit Component Hedged USD provides a broad-based measure of the global investment-grade fixed income markets. The index does not reflect deduction for fees, expenses or taxes. The BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. Prior to September 25th, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in an unmanaged index.

3 Month USD LIBOR After Tax	3 Month USD LIBOR After Tax. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

3 Month USD LIBOR Index	3 Month USD LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Barclays Capital Global Credit Hedged USD Index	Barclays Capital Global Credit Hedged USD contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in an unmanaged index.

Barclays Capital GNMA Index	Barclays Capital GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in an unmanaged index.

Barclays Capital Long-Term Treasury Index	Barclays Capital Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index.

Barclays Capital Municipal Bond 1-10 Year Blend (1-12) Index	Barclays Capital Municipal Bond 1-10 Year Blend (1-12) Index consists of a broad selection of investment-grade general obligation bonds, revenue bonds, insured bonds (including all insured bonds with a Aaa/AAA rating), and prerefunded bonds with maturities of at least 1 year and less than 12 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	33

Benchmark Descriptions (Cont.)

Index	Description

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Credit Index	Barclays Capital U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. This index was formerly known as the Barclays Capital Credit Investment Grade Index. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. MBS Fixed Rate Index	Barclays Capital U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Barclays Capital US TIPS Real Income 2019 Index	The Barclays Capital US TIPS Real Income 2019 Index is designed to track the performance of a US TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2019. It is not possible to invest directly in an unmanaged index.

Barclays Capital US TIPS Real Income 2029 Index	The Barclays Capital US TIPS Real Income 2029 Index is designed to track the performance of a US TIPS based investment solution that provides investors with an explicit hedge against inflation by offering a stream of constant real cash flows until October 31, 2029. It is not possible to invest directly in an unmanaged index.

Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd: The benchmark is an equally weighted blend of the following three indices at constant 0.25 year duration: Barclays Capital Global Aggregate Credit Index, BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index, JPMorgan EMBI Global; all USD hedged. The Barclays Capital Global Aggregate Credit Index provides a broad-based measure of the global investment-grade fixed income markets. The index does not reflect deduction for fees, expenses or taxes. The BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below

34	PIMCO Funds

Index	Description

investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. Prior to September 25th, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices.

BofA Merrill Lynch 1-3 Year U.S. Treasury Index	The BofA Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index	BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index contains all securities in The BofA Merrill Lynch Global High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)	JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. It is not possible to invest directly in an unmanaged index. For periods prior to May 2010, the JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) contains back-tested index data which re-calculates the index return using bid-side FX Spot, Forwards, and LIBOR rates.

Semiannual Report	September 30, 2010	35

Benchmark Descriptions (Cont.)

Index	Description

JPMorgan Emerging Markets Bond Index (EMBI) Global	JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global Hedged in USD	JPMorgan GBI Global Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index.

Lipper Money Market Fund Index	Lipper Money Market Fund Index is an average of the 30 largest equal weighted Money Market Funds as compiled by Lipper Analytical Inc. It does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

PIMCO Global Advantage Bond Index (GLADI) (NY Close)	The PIMCO Global Advantage Bond Index (GLADI) (NY Close) is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

36	PIMCO Funds

Schedule of Investments PIMCO Developing Local Markets Fund	(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 1.1%

CORPORATE BONDS & NOTES 1.1%

Westpac Banking Corp.
0.482% due 12/14/2012		$38,000	$38,039

Total Australia (Cost $38,000)			38,039

BARBADOS 0.2%

CORPORATE BONDS & NOTES 0.2%

Columbus International, Inc.
11.500% due 11/20/2014		$6,500	7,214

Total Barbados (Cost $7,067)			7,214

BRAZIL 5.6%

CORPORATE BONDS & NOTES 0.2%

Banco do Brasil S.A.
4.500% due 01/22/2015		$7,600	8,006

SOVEREIGN ISSUES 5.4%

Brazil Government International Bond
11.000% due 08/17/2040		2,000	2,780

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	1,900	2,189

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		47,980	27,832
10.000% due 01/01/2013		11,200	6,374
10.000% due 01/01/2017		259,643	141,981

			181,156

Total Brazil (Cost $175,929)			189,162

CANADA 0.5%

CORPORATE BONDS & NOTES 0.5%

Canadian Natural Resources Ltd.
5.450% due 10/01/2012		$900	969

Devon Financing Corp. ULC
6.875% due 09/30/2011		4,500	4,762

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		8,100	8,242

TELUS Corp.
8.000% due 06/01/2011		1,209	1,266

Total Canada (Cost $15,086)			15,239

CAYMAN ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.0%

Atrium CDO Corp.
0.923% due 06/27/2015		$1,041	974

CORPORATE BONDS & NOTES 0.3%

Vita Capital III Ltd.
1.633% due 01/01/2011		9,300	9,275

Total Cayman Islands (Cost $10,308)			10,249

CHILE 0.1%

CORPORATE BONDS & NOTES 0.1%

Codelco, Inc.
4.750% due 10/15/2014		$1,000	1,092

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.375% due 11/30/2012		$500	$551

Total Chile (Cost $1,629)			1,643

CHINA 0.1%

SOVEREIGN ISSUES 0.1%

Export-Import Bank of China
4.875% due 07/21/2015		$1,699	1,895
5.250% due 07/29/2014		1,512	1,669

Total China (Cost $3,421)			3,564

COLOMBIA 1.4%

SOVEREIGN ISSUES 1.4%

Bogota Distrito Capital
9.750% due 07/26/2028	COP	660,000	512

Colombia Government International Bond
2.176% due 11/16/2015		$8,060	8,221
3.842% due 03/18/2013		5,950	6,069
8.250% due 12/22/2014		10,570	12,975
10.000% due 01/23/2012		9,760	10,873
10.750% due 01/15/2013		7,917	9,540

Total Colombia (Cost $46,953)			48,190

EGYPT 0.9%

CORPORATE BONDS & NOTES 0.9%

Petroleum Export Ltd.
5.265% due 06/15/2011		$19,975	19,941

Petroleum Export II Ltd.
6.340% due 06/20/2011		11,133	11,105

			31,046

SOVEREIGN ISSUES 0.0%

Egypt Government International Bond
8.750% due 07/11/2011		40	43

Total Egypt (Cost $31,086)			31,089

EL SALVADOR 0.5%

SOVEREIGN ISSUES 0.5%

El Salvador Government International Bond
8.500% due 07/25/2011		$16,923	17,938

Total El Salvador (Cost $17,661)			17,938

FRANCE 1.3%

CORPORATE BONDS & NOTES 1.3%

Dexia Credit Local S.A.
0.778% due 01/12/2012		$43,400	43,197

Total France (Cost $43,400)			43,197

GUATEMALA 0.3%

SOVEREIGN ISSUES 0.3%

Guatemala Government Bond
9.250% due 08/01/2013		$4,060	4,831
10.250% due 11/08/2011		3,998	4,398

Total Guatemala (Cost $9,063)			9,229

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HUNGARY 0.0%

SOVEREIGN ISSUES 0.0%

Hungary Government Bond
6.000% due 10/24/2012	HUF	179,100	$882

Total Hungary (Cost $975)			882

INDONESIA 0.9%

CORPORATE BONDS & NOTES 0.9%

Majapahit Holding BV
7.250% due 10/17/2011		$29,148	30,702

Total Indonesia (Cost $30,093)			30,702

IRELAND 1.0%

CORPORATE BONDS & NOTES 1.0%

DanFin Funding Ltd.
1.226% due 07/16/2013		$34,000	33,984

Total Ireland (Cost $34,000)			33,984

ISRAEL 0.0%

CORPORATE BONDS & NOTES 0.0%

Israel Electric Corp. Ltd.
7.950% due 05/30/2011		$300	311

Total Israel (Cost $311)			311

KAZAKHSTAN 1.8%

CORPORATE BONDS & NOTES 1.8%

Intergas Finance BV
6.875% due 11/04/2011		$4,844	5,086

Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		13,400	13,652

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		39,723	42,016

Total Kazakhstan (Cost $59,156)			60,754

LUXEMBOURG 1.1%

CORPORATE BONDS & NOTES 1.1%

Fiat Finance & Trade S.A.
9.000% due 07/30/2012	EUR	5,600	8,285

Sberbank Via SB Capital S.A.
5.930% due 11/14/2011		$25,000	26,069

Telecom Italia Capital S.A.
0.946% due 02/01/2011		1,550	1,548

Total Luxembourg (Cost $35,383)			35,902

MALAYSIA 0.9%

CORPORATE BONDS & NOTES 0.8%

Petronas Capital Ltd.
7.000% due 05/22/2012		$24,525	26,636

SOVEREIGN ISSUES 0.1%

Malaysia Government International Bond
7.500% due 07/15/2011		2,950	3,099

Total Malaysia (Cost $29,401)			29,735

See Accompanying Notes	Semiannual Report	September 30, 2010	37

Schedule of Investments  PIMCO Developing Local Markets Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO 4.2%

CORPORATE BONDS & NOTES 1.9%

BBVA Bancomer S.A.
7.250% due 04/22/2020		$1,400	$1,507

Pemex Finance Ltd.
9.030% due 02/15/2011		1,060	1,079

Pemex Project Funding Master Trust
0.896% due 12/03/2012		34,259	34,173
5.500% due 02/24/2025	EUR	6,900	9,408

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	214,500	18,132

			64,299

SOVEREIGN ISSUES 2.3%

Mexico Government International Bond
7.500% due 06/21/2012		928,545	76,724

Total Mexico (Cost $138,886)			141,023

PANAMA 1.7%

SOVEREIGN ISSUES 1.7%

Panama Government International Bond
7.250% due 03/15/2015		$18,070	21,684
9.375% due 07/23/2012		9,585	10,975
9.625% due 02/08/2011		24,964	25,838

Total Panama (Cost $57,159)			58,497

PERU 0.3%

SOVEREIGN ISSUES 0.3%

Peru Government International Bond
9.125% due 02/21/2012		$8,000	8,880

Total Peru (Cost $8,802)			8,880

PHILIPPINES 0.3%

SOVEREIGN ISSUES 0.3%

Philippines Government International Bond
8.250% due 01/15/2014		$229	276
8.875% due 03/17/2015		7,860	10,080

Total Philippines (Cost $9,770)			10,356

POLAND 7.3%

SOVEREIGN ISSUES 7.3%

Poland Government International Bond
0.000% due 07/25/2012	PLN	49,000	15,517
0.000% due 10/25/2012		42,000	13,273
4.750% due 04/25/2012		50,200	17,343
5.500% due 04/25/2015		31,000	10,822
5.750% due 04/25/2014		19,000	6,703
6.000% due 11/24/2010		465,330	160,540
6.250% due 07/03/2012		$20,300	22,102

Total Poland (Cost $222,888)			246,300

QATAR 2.0%

CORPORATE BONDS & NOTES 2.0%

Qatar Petroleum
5.579% due 05/30/2011		$10,946	11,108

Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014		9,555	10,643

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		$38,950	$41,144
5.500% due 09/30/2014		2,750	3,019
5.832% due 09/30/2016		1,401	1,527

			67,441

SOVEREIGN ISSUES 0.0%

Qatar Government International Bond
4.000% due 01/20/2015		300	318

Total Qatar (Cost $66,203)			67,759

RUSSIA 7.9%

CORPORATE BONDS & NOTES 7.9%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.381% due 06/27/2012	EUR	3,000	4,259
5.670% due 03/05/2014		$7,130	7,504
6.103% due 06/27/2012		43,040	45,313

Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		11,530	12,006

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		42,880	49,162

Gazprom Via Gaz Capital S.A.
7.343% due 04/11/2013		600	654

Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020		2,722	2,950

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		19,068	19,878

JPMorgan Chase Bank N.A.
3.254% due 02/11/2011 (g)		1,900	1,839

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.875% due 11/29/2010		27,025	27,295
7.175% due 05/16/2013		9,240	9,955
9.000% due 06/11/2014		3,100	3,573

Sberbank Via SB Capital S.A.
6.468% due 07/02/2013		10,370	11,109

TNK-BP Finance S.A.
6.125% due 03/20/2012		9,700	10,112
6.875% due 07/18/2011		44,050	45,621
7.500% due 03/13/2013		4,625	5,046

VTB Bank Via VTB Capital S.A.
6.609% due 10/31/2012		7,300	7,734
8.250% due 06/30/2011	EUR	3,000	4,264

Total Russia (Cost $261,860)			268,274

SOUTH AFRICA 2.0%

SOVEREIGN ISSUES 2.0%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,580	2,312
6.500% due 06/02/2014		$4,790	5,473
7.375% due 04/25/2012		55,163	60,403

Total South Africa (Cost $67,090)			68,188

SOUTH KOREA 4.1%

CORPORATE BONDS & NOTES 0.6%

Industrial Bank of Korea
0.763% due 04/27/2011		$3,000	2,976

Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		4,100	4,601

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Shinhan Bank
1.593% due 06/04/2011		$14,000	$14,021

			21,598

SOVEREIGN ISSUES 3.5%

Export-Import Bank of Korea
0.616% due 11/16/2010		7,500	7,478
1.139% due 02/14/2013	EUR	2,600	3,357
1.342% due 03/13/2012		$16,500	16,495
5.125% due 02/14/2011		9,450	9,571
5.500% due 10/17/2012		10,200	10,921
5.875% due 01/14/2015		300	336
8.125% due 01/21/2014		7,310	8,595

Korea Development Bank
0.492% due 09/12/2011		2,000	1,991
0.619% due 11/22/2012		12,600	12,290
1.022% due 04/03/2014	EUR	1,000	1,299
1.081% due 03/09/2011		3,000	4,054
5.300% due 01/17/2013		$13,213	14,123
5.750% due 05/13/2012		4,800	5,002
5.750% due 09/10/2013		2,310	2,532
8.000% due 01/23/2014		3,720	4,356

Korea Government Bond
4.250% due 06/01/2013		5,000	5,314

Korea National Housing Corp.
0.589% due 11/22/2011		10,000	9,929

			117,643

Total South Korea (Cost $137,571)			139,241

THAILAND 0.2%

SOVEREIGN ISSUES 0.2%

Thailand Government Bond
3.875% due 06/13/2019	THB	154,000	5,500

Total Thailand (Cost $5,379)			5,500

TUNISIA 2.7%

SOVEREIGN ISSUES 2.7%

Banque Centrale de Tunisie S.A.
4.750% due 04/07/2011	EUR	4,600	6,396
7.375% due 04/25/2012		$78,209	85,248

Total Tunisia (Cost $90,629)			91,644

TURKEY 4.0%

SOVEREIGN ISSUES 4.0%

Turkey Government International Bond
0.000% due 02/02/2011	TRY	30,000	20,291
0.000% due 05/11/2011		18,000	11,912
0.000% due 11/16/2011		6,800	4,328
9.000% due 06/30/2011		$5,470	5,799
11.500% due 01/23/2012		5,119	5,785
14.000% due 01/19/2011	TRY	122,400	86,197

Total Turkey (Cost $131,584)			134,312

UNITED ARAB EMIRATES 0.4%

SOVEREIGN ISSUES 0.4%

Emirate of Abu Dhabi
5.500% due 08/02/2012		$13,600	14,689

Total United Arab Emirates (Cost $14,179)			14,689

38	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 4.3%

CORPORATE BONDS & NOTES 4.3%

Bank of Scotland PLC
0.352% due 12/08/2010	$20,300	$20,290

Barclays Bank PLC
10.179% due 06/12/2021	15,240	20,360

Royal Bank of Scotland Group PLC
0.559% due 03/30/2012	38,500	38,491
1.406% due 04/23/2012	52,000	52,450

Vodafone Group PLC
0.584% due 02/27/2012	6,131	6,141
0.632% due 06/15/2011	4,840	4,847
5.350% due 02/27/2012	1,800	1,907

Total United Kingdom (Cost $139,375)		144,486

UNITED STATES 17.8%

ASSET-BACKED SECURITIES 0.3%

ACE Securities Corp.
0.306% due 12/25/2036	$241	230

Bear Stearns Asset-Backed Securities Trust
0.306% due 11/25/2036	178	171
0.336% due 10/25/2036	249	233

Carrington Mortgage Loan Trust
0.356% due 06/25/2037	2,387	2,094
0.576% due 10/25/2035	287	273

Citigroup Mortgage Loan Trust, Inc.
0.316% due 05/25/2037	311	288
0.316% due 07/25/2045	491	386

Countrywide Asset-Backed Certificates
0.356% due 09/25/2047	326	317
0.416% due 02/25/2036	50	50

Credit-Based Asset Servicing & Securitization LLC
0.376% due 07/25/2037	136	120

Daimler Chrysler Auto Trust
1.738% due 09/10/2012	1,584	1,590

Fremont Home Loan Trust
0.316% due 01/25/2037	202	183

GE-WMC Mortgage Securities LLC
0.296% due 08/25/2036	64	26

GSAA Trust
0.556% due 05/25/2047	700	388

GSAMP Trust
0.326% due 10/25/2036	17	16
0.326% due 12/25/2036	300	204

HSBC Asset Loan Obligation
0.316% due 12/25/2036	291	251

HSI Asset Securitization Corp. Trust
0.316% due 05/25/2037	339	331

JPMorgan Mortgage Acquisition Corp.
0.306% due 10/25/2036	229	221
0.366% due 08/25/2036	4,517	1,981

MASTR Asset-Backed Securities Trust
0.306% due 01/25/2037	338	115

Morgan Stanley ABS Capital I
0.296% due 10/25/2036	72	72
0.306% due 11/25/2036	54	53

Morgan Stanley Mortgage Loan Trust
0.486% due 02/25/2037	593	274

Nationstar Home Equity Loan Trust
0.316% due 03/25/2037	43	43

New Century Home Equity Loan Trust
0.436% due 05/25/2036	904	615

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securities Corp.
0.316% due 01/25/2037		$53	$53

Securitized Asset-Backed Receivables LLC Trust
0.296% due 01/25/2037		222	212
0.316% due 12/25/2036		392	137
0.336% due 11/25/2036		286	103

Structured Asset Securities Corp.
0.336% due 01/25/2037		192	187

WaMu Asset-Backed Certificates
0.306% due 01/25/2037		158	145

			11,362

BANK LOAN OBLIGATIONS 0.4%

Georgia-Pacific Corp.
2.289% due 12/23/2012		245	244
2.292% due 12/23/2012		8,837	8,798
2.299% due 12/23/2012		1,570	1,563

Petroleum Export III Ltd.
3.792% due 04/08/2013		2,534	2,526

			13,131

CORPORATE BONDS & NOTES 15.6%

Allied Waste North America, Inc.
6.500% due 11/15/2010		300	302

Ally Financial, Inc.
5.375% due 06/06/2011	EUR	1,000	1,391
7.250% due 03/02/2011		$18,900	19,265

American International Group, Inc.
0.635% due 10/18/2011		2,800	2,760

Anadarko Petroleum Corp.
7.625% due 03/15/2014		12,400	14,047

Anheuser-Busch InBev Worldwide, Inc.
1.019% due 03/26/2013		1,500	1,511
3.000% due 10/15/2012		12,000	12,464

Bear Stearns Cos. LLC
5.300% due 10/30/2015		800	894
6.400% due 10/02/2017		300	350

Citibank N.A.
0.292% due 09/21/2012		16,030	16,061

Citigroup Funding, Inc.
0.805% due 04/30/2012		12,985	13,066

Citigroup, Inc.
0.452% due 05/18/2011		8,900	8,892

Countrywide Financial Corp.
1.291% due 11/23/2010	EUR	500	689

CVS Caremark Corp.
5.750% due 08/15/2011		$900	938

Daimler Finance North America LLC
5.750% due 09/08/2011		2,000	2,089
7.750% due 01/18/2011		900	918

Dow Chemical Co.
2.668% due 08/08/2011		7,500	7,592
4.850% due 08/15/2012		900	953

Duke Energy Carolinas LLC
5.625% due 11/30/2012		1,800	1,969
6.250% due 01/15/2012		900	964

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		159	159

El Paso Performance-Linked Trust
7.750% due 07/15/2011		3,700	3,849

Ford Motor Credit Co. LLC
8.625% due 11/01/2010		7,000	7,034

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FPL Group Capital, Inc.
1.172% due 06/17/2011		$9,600	$9,638

General Electric Capital Corp.
0.368% due 05/08/2012		52,500	52,542
0.446% due 08/15/2011		2,800	2,801
0.543% due 12/07/2012		12,500	12,592
0.648% due 04/10/2012		24,000	23,892
0.916% due 02/01/2011		28,000	28,052

Hewlett-Packard Co.
1.354% due 05/27/2011		27,500	27,698

HJ Heinz Finance Co.
6.625% due 07/15/2011		2,400	2,508

International Lease Finance Corp.
0.863% due 07/01/2011		10,000	9,658
4.950% due 02/01/2011		1,300	1,306

John Deere Capital Corp.
1.042% due 06/10/2011		20,900	21,015

JPMorgan Chase & Co.
0.695% due 01/17/2011		10,960	10,966
1.128% due 09/26/2013	EUR	4,400	5,851

Kraft Foods, Inc.
5.625% due 11/01/2011		$4,500	4,727

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)		5,900	1,305
4.730% due 06/01/2011 (a)(g)	CAD	5,325	883
6.875% due 05/02/2018 (a)		$6,974	1,674
7.875% due 05/08/2018 (a)	GBP	5,000	1,973

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		$2,300	2,266

Metropolitan Life Global Funding I
0.542% due 03/15/2012		4,100	4,106

Morgan Stanley
0.641% due 06/20/2012		25,000	25,207
0.775% due 01/18/2011		6,989	6,989

Ohio Power Co.
5.300% due 11/01/2010		2,000	2,006

PACCAR, Inc.
1.466% due 09/14/2012		8,000	8,163

Pemex Project Funding Master Trust
0.896% due 12/03/2012		5,000	4,988

Pfizer, Inc.
4.450% due 03/15/2012		4,500	4,739

SLM Corp.
0.492% due 03/15/2011		700	694
0.728% due 10/25/2011		1,000	954
1.079% due 12/15/2010	EUR	600	813
5.375% due 05/15/2014		$1,100	1,072

Southern Co.
0.918% due 10/21/2011		14,700	14,755

Steel Dynamics, Inc.
7.375% due 11/01/2012		5,000	5,369

Teco Finance, Inc.
7.000% due 05/01/2012		1,800	1,953

Teva Pharmaceutical Finance III LLC
0.691% due 12/19/2011		6,800	6,827

Time Warner Entertainment Co. LP
8.875% due 10/01/2012		1,700	1,939

UnitedHealth Group, Inc.
1.718% due 02/07/2011		16,000	16,075

Verizon Wireless Capital LLC
2.945% due 05/20/2011		15,000	15,253

Wachovia Bank N.A.
0.366% due 12/02/2010		9,000	9,002

See Accompanying Notes	Semiannual Report	September 30, 2010	39

Schedule of Investments PIMCO Developing Local Markets Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Corp.
0.412% due 03/15/2011	$9,700	$9,706
0.636% due 04/23/2012	9,700	9,664

Weyerhaeuser Co.
6.750% due 03/15/2012	11,000	11,610

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010	10,000	10,000

WM Wrigley Jr. Co.
1.664% due 06/28/2011	14,200	14,209

XTO Energy, Inc.
7.500% due 04/15/2012	2,042	2,251

		527,848

MORTGAGE-BACKED SECURITIES 0.4%

American Home Mortgage Investment Trust
0.496% due 05/25/2047	471	70

Banc of America Mortgage Securities, Inc.
2.766% due 07/25/2034	642	589

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	1	1

Citigroup Mortgage Loan Trust, Inc.
0.326% due 01/25/2037	214	140

Countrywide Alternative Loan Trust
0.526% due 05/25/2036	400	84
0.606% due 06/25/2037	619	125
5.303% due 10/25/2035	396	332

Countrywide Home Loan Mortgage Pass-Through Trust
3.069% due 04/20/2035	3,239	3,104
5.416% due 02/20/2036	573	397

Credit Suisse First Boston Mortgage Securities Corp.
2.503% due 06/25/2033	1,781	1,724

Merrill Lynch Floating Trust
0.327% due 06/15/2022	800	766

Morgan Stanley Capital I
0.318% due 10/15/2020	1,068	987

Sovereign Commercial Mortgage Securities Trust
5.846% due 07/22/2030	586	608

Structured Adjustable Rate Mortgage Loan Trust
2.590% due 07/25/2034	3,554	3,268

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037	$75	$69

		12,264

U.S. GOVERNMENT AGENCIES 1.0%

Fannie Mae
1.586% due 06/01/2043 - 07/01/2044	746	748
2.790% due 11/01/2035	186	194
5.000% due 02/25/2017	80	82
5.112% due 09/01/2035	399	425
5.156% due 11/01/2035	340	363
5.186% due 10/01/2035	354	378
5.198% due 08/01/2035	367	391
5.256% due 09/01/2035	365	389

Freddie Mac
0.362% due 03/09/2011	11,500	11,508
0.516% due 08/25/2031	314	292
0.536% due 09/25/2031	305	289
0.593% due 04/01/2011	20,076	20,091
2.913% due 08/01/2035	51	53

		35,203

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
2.375% due 08/31/2014 (c)	3,500	3,694

Total United States (Cost $607,939)		603,502

SHORT-TERM INSTRUMENTS 22.6%

REPURCHASE AGREEMENTS 0.3%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	$3,000	3,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $3,061. Repurchase proceeds are $3,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	5,111	5,111
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $5,217. Repurchase proceeds are $5,111.)

		8,111

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EGYPT TREASURY BILLS 0.4%
9.990% due 03/29/2011	EGP	84,950	$14,245

ISRAEL TREASURY BILLS 0.6%
1.729% due 10/06/2010	ILS	73,300	20,119

JAPAN TREASURY BILLS 5.5%
0.112% due 10/18/2010	JPY	15,580,000	186,622

POLAND TREASURY BILLS 2.2%
3.660% due 01/26/2011	PLN	222,000	75,610

U.S. TREASURY BILLS 0.0%
0.128% due 10/14/2010 (c)		$1,380	1,380

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 13.6%
		45,753,700	458,361

Total Short-Term Instruments (Cost $746,400)			764,448

PURCHASED OPTIONS (e) 0.0%
(Cost $303)			86

Total Investments 99.8% (Cost $3,294,939)			$3,374,208

Written Options (f) (0.0%) (Premiums $869)			(328)

Other Assets and Liabilities (Net) 0.2%			7,255

Net Assets 100.0%			$3,381,135

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Affiliated to the Fund.
(c)	Securities with an aggregate market value of $2,469 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(d)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.877%	$	12,300	$19	$0	$19
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.000%	03/20/2011	1.369%		9,400	(14)	0	(14)

							$5	$0	$5

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

40	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC	BRL	121,900	$2,008	$839	$1,169
Pay	1-Year BRL-CDI	13.720%	01/02/2017	MLP		18,200	878	73	805

							$2,886	$912	$1,974

(e)	Purchased options outstanding on September 30, 2010:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC USD versus KRW	KRW	1,110.000	12/07/2010	$	9,465	$303	$86

(f)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	$	119,600	$299	$221
Put - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	1.800%	10/29/2010		119,600	239	84

								$538	$305

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus KRW	KRW	1,275.000	12/07/2010	$	9,465	$331	$23

Transactions in written call and put options for the period ended September 30, 2010:

	Notional Amount	Premium
Balance at 03/31/2010	$9,565	$332
Sales	663,200	2,117
Closing Buys	(424,100)	(1,580)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2010	$248,665	$869

(g)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
JPMorgan Chase Bank N.A.	3.254%	02/11/2011	02/17/2010	$1,901	$1,839	0.05%
Lehman Brothers Holdings, Inc.	4.730%	06/01/2011	10/10/2008	393	883	0.03%

				$2,294	$2,722	0.08%

(h)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	6.000%	10/01/2040	$2,000	$2,144	$2,146

See Accompanying Notes	Semiannual Report	September 30, 2010	41

Schedule of Investments PIMCO Developing Local Markets Fund (Cont.)

(i)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	28,069	10/2010	BOA	$374	$0	$374
Buy		28,496	10/2010	DUB	842	0	842
Buy		1,808	10/2010	HSBC	69	0	69
Sell		26,842	10/2010	HSBC	0	(865)	(865)
Buy		102,671	10/2010	MSC	3,000	0	3,000
Buy		8,945	10/2010	RBS	287	0	287
Sell		143,146	10/2010	RBS	0	(4,830)	(4,830)
Sell		28,069	12/2010	BOA	0	(377)	(377)
Buy		14,447	12/2010	CITI	119	0	119
Sell		102,671	12/2010	MSC	0	(2,980)	(2,980)
Sell		7,068	12/2010	RBS	0	(128)	(128)
Sell	CAD	105	11/2010	DUB	1	0	1
Sell		299	11/2010	RBC	0	(4)	(4)
Sell		49	11/2010	RBS	0	0	0
Sell	CHF	319	11/2010	CITI	0	(10)	(10)
Buy	CLP	12,915,740	11/2010	CITI	1,965	0	1,965
Buy		8,384,000	11/2010	DUB	1,316	0	1,316
Sell		13,901,548	11/2010	DUB	0	(2,222)	(2,222)
Buy		3,600,100	11/2010	GSC	435	0	435
Buy		1,590,450	11/2010	JPM	285	0	285
Sell		105,150	11/2010	JPM	0	(17)	(17)
Sell		4,102,395	11/2010	MSC	0	(538)	(538)
Buy		8,513,408	01/2011	DUB	217	0	217
Buy		15,020,333	01/2011	JPM	518	0	518
Buy		2,383,111	01/2011	MSC	3	0	3
Buy	CNY	42,658	11/2010	BCLY	0	(28)	(28)
Sell		67,725	11/2010	BCLY	0	(159)	(159)
Buy		69,910	11/2010	CITI	0	(52)	(52)
Buy		174,593	11/2010	DUB	0	(161)	(161)
Buy		31,000	11/2010	GSC	46	0	46
Buy		19,205	11/2010	HSBC	0	(19)	(19)
Buy		78,602	11/2010	JPM	35	(58)	(23)
Buy		67,295	11/2010	MSC	0	(76)	(76)
Sell		3,652	01/2011	BCLY	0	(9)	(9)
Buy		17,863	01/2011	BOA	1	0	1
Buy		17,882	01/2011	CITI	0	(6)	(6)
Buy		33,398	01/2011	DUB	31	0	31
Buy		47,579	01/2011	JPM	0	(18)	(18)
Buy		31,871	01/2011	MSC	2	0	2
Buy		13,103	04/2011	BOA	41	0	41
Sell		7,428	04/2011	JPM	0	(24)	(24)
Buy		111,736	06/2011	BCLY	286	0	286
Buy		87,834	06/2011	CITI	351	0	351
Buy		9,254	06/2011	DUB	0	(31)	(31)
Buy		76,928	06/2011	JPM	74	0	74
Sell		67,135	06/2011	RBS	0	(204)	(204)
Buy		40,110	06/2011	UBS	97	0	97
Buy		132,473	11/2011	CITI	175	(202)	(27)
Buy		38,550	11/2011	DUB	0	(94)	(94)
Buy		26,230	02/2012	JPM	29	0	29
Buy		19,863	02/2012	UBS	51	0	51
Buy		25,892	08/2013	DUB	18	0	18
Buy	COP	20,227,200	11/2010	CITI	27	0	27
Sell		27,105,000	11/2010	CITI	0	(44)	(44)
Buy		25,902,463	11/2010	DUB	822	0	822
Buy		38,270,624	11/2010	JPM	1,356	0	1,356
Sell		12,698,000	11/2010	MSC	0	(48)	(48)
Sell		7,248,000	11/2010	RBS	0	(23)	(23)
Buy	CZK	97,849	10/2010	GSC	198	0	198
Sell		97,401	11/2010	BCLY	0	(394)	(394)
Buy		2,339,460	11/2010	DUB	4,618	0	4,618
Buy		162,498	11/2010	HSBC	466	0	466
Buy		1,862,036	11/2010	JPM	4,040	0	4,040
Sell	EUR	1,949	10/2010	BOA	0	(80)	(80)
Sell		2,985	10/2010	CITI	0	(137)	(137)
Sell		30,887	10/2010	DUB	0	(2,529)	(2,529)
Sell		1,843	10/2010	MSC	0	(90)	(90)
Sell		7,287	11/2010	DUB	0	(598)	(598)
Sell	GBP	2,648	12/2010	CITI	0	(46)	(46)
Sell		566	12/2010	GSC	0	(7)	(7)
Sell		1,280	12/2010	UBS	0	(19)	(19)
Sell	HKD	46,638	10/2010	BCLY	0	(11)	(11)

42	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	HKD	662,137	10/2010	BOA	$264	$0	$264
Buy		1,380,235	10/2010	CITI	399	0	399
Sell		77,663	10/2010	CITI	0	(10)	(10)
Buy		38,958	10/2010	DUB	22	0	22
Sell		38,820	10/2010	DUB	0	(4)	(4)
Sell		116,366	10/2010	HSBC	1	0	1
Buy		663,611	10/2010	JPM	288	0	288
Sell		77,653	10/2010	JPM	0	(9)	(9)
Buy		31,125	10/2010	MSC	12	0	12
Buy		31,011	01/2011	JPM	0	(1)	(1)
Buy	HUF	80	10/2010	CITI	0	0	0
Sell		797,495	10/2010	CITI	0	(72)	(72)
Buy		245,062	10/2010	DUB	183	0	183
Buy		1,907,631	10/2010	GSC	1,277	0	1,277
Sell		34,794	10/2010	GSC	0	(15)	(15)
Sell		668,993	10/2010	HSBC	0	(298)	(298)
Buy		8,522,744	10/2010	JPM	6,628	0	6,628
Buy		797,495	01/2011	CITI	69	0	69
Buy	IDR	162,009,875	10/2010	BCLY	2,106	0	2,106
Buy		5,978,427	10/2010	CITI	58	0	58
Buy		214,045,000	10/2010	DUB	2,525	0	2,525
Sell		81,368,000	10/2010	DUB	0	(138)	(138)
Sell		133,409,900	10/2010	HSBC	0	(192)	(192)
Buy		182,660,000	10/2010	JPM	513	0	513
Sell		108,579,000	10/2010	JPM	0	(493)	(493)
Buy		39,348,000	10/2010	UBS	419	0	419
Buy		33,228,200	11/2010	BCLY	320	0	320
Buy		32,790,100	11/2010	CITI	301	0	301
Buy		15,256,715	11/2010	DUB	105	0	105
Buy		40,458,000	11/2010	HSBC	349	0	349
Buy		19,860,000	11/2010	MSC	223	0	223
Buy		28,410,000	01/2011	CITI	162	0	162
Buy		39,090,000	01/2011	HSBC	351	0	351
Buy		57,405,000	01/2011	JPM	389	0	389
Buy		47,575,000	01/2011	MSC	295	0	295
Buy		2,893,473	04/2011	BCLY	16	0	16
Buy		56,760,000	04/2011	CITI	250	0	250
Buy		19,124,000	04/2011	HSBC	106	0	106
Buy		65,926,000	04/2011	UBS	259	0	259
Buy		33,969,900	07/2011	HSBC	29	0	29
Buy	ILS	128,469	11/2010	BCLY	1,408	0	1,408
Sell		18,772	11/2010	BCLY	0	(150)	(150)
Buy		63,566	11/2010	CITI	565	0	565
Buy		170,928	11/2010	DUB	2,641	0	2,641
Sell		18,985	11/2010	HSBC	0	(208)	(208)
Buy		77,843	11/2010	UBS	1,174	0	1,174
Buy	INR	128,048	11/2010	BCLY	50	0	50
Sell		23,752	11/2010	BCLY	0	(25)	(25)
Buy		1,839,196	11/2010	CITI	1,176	0	1,176
Sell		380,000	11/2010	HSBC	0	(398)	(398)
Buy		560,930	11/2010	JPM	396	0	396
Buy		945,824	03/2011	BCLY	178	0	178
Buy		4,660	03/2011	BOA	1	0	1
Buy		317,730	03/2011	DUB	0	(105)	(105)
Buy		440,634	03/2011	HSBC	67	0	67
Buy		735,673	03/2011	JPM	105	0	105
Buy		95,160	03/2011	MSC	65	0	65
Buy		920,922	03/2011	UBS	186	(2)	184
Sell	JPY	15,580,000	10/2010	JPM	0	(10,595)	(10,595)
Sell		2,236,654	11/2010	MSC	0	(223)	(223)
Buy	KRW	7,394,286	11/2010	BCLY	163	0	163
Sell		4,802,000	11/2010	BCLY	0	(205)	(205)
Buy		4,353,780	11/2010	BOA	114	0	114
Buy		29,394,684	11/2010	CITI	714	0	714
Buy		848,698	11/2010	DUB	13	0	13
Buy		445,740	11/2010	GSC	10	0	10
Buy		5,710,000	11/2010	HSBC	0	0	0
Sell		7,077,000	11/2010	HSBC	0	(197)	(197)
Buy		3,469,163	11/2010	JPM	24	(6)	18
Sell		5,831,000	11/2010	JPM	0	(106)	(106)
Buy		12,700,617	11/2010	MSC	376	0	376
Buy		5,733,800	11/2010	UBS	40	(19)	21
Buy		5,508,960	01/2011	DUB	40	0	40
Buy		4,866,400	01/2011	MSC	249	0	249
Buy		2,241,800	01/2011	UBS	0	(43)	(43)

See Accompanying Notes	Semiannual Report	September 30, 2010	43

Schedule of Investments PIMCO Developing Local Markets Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	6,922,200	05/2011	CITI	$23	$0	$23
Buy	MXN	447,115	02/2011	CITI	1,243	0	1,243
Sell		53,163	02/2011	CITI	0	(162)	(162)
Buy		3,198,410	02/2011	DUB	5,670	0	5,670
Sell		1,781	02/2011	DUB	1	0	1
Buy		51,848	02/2011	JPM	60	0	60
Buy		533,635	02/2011	MSC	1,387	0	1,387
Buy	MYR	112,044	10/2010	BCLY	2,989	0	2,989
Sell		44,240	10/2010	BCLY	0	(9)	(9)
Buy		11,116	10/2010	BOA	359	0	359
Buy		100,165	10/2010	CITI	2,358	0	2,358
Buy		43,018	10/2010	DUB	767	0	767
Buy		38,951	10/2010	JPM	611	0	611
Buy		334	10/2010	MSC	11	0	11
Sell		31,140	10/2010	RBS	0	(82)	(82)
Buy		22,572	10/2010	UBS	308	0	308
Buy		44,240	02/2011	BCLY	0	(27)	(27)
Buy	PEN	148,626	10/2010	CITI	1,114	0	1,114
Buy		79,119	10/2010	DUB	528	0	528
Sell		9,291	10/2010	DUB	0	(2)	(2)
Buy		14,300	10/2010	HSBC	130	0	130
Buy		18,902	10/2010	JPM	139	0	139
Sell		23,713	10/2010	MSC	0	(5)	(5)
Sell		11,170	10/2010	RBS	0	(7)	(7)
Buy		9,291	03/2011	DUB	1	0	1
Buy		23,713	03/2011	MSC	1	0	1
Buy	PHP	1,009,998	11/2010	BCLY	1,113	0	1,113
Sell		409,410	11/2010	BCLY	0	(289)	(289)
Buy		3,982,829	11/2010	CITI	3,479	0	3,479
Buy		588,323	11/2010	DUB	702	0	702
Buy		276,000	11/2010	JPM	262	0	262
Sell		266,700	11/2010	JPM	0	(51)	(51)
Buy		318,150	11/2010	UBS	219	0	219
Buy		96,200	11/2011	JPM	114	0	114
Buy		198,760	11/2011	UBS	368	0	368
Sell	PLN	54,889	11/2010	BCLY	0	(1,328)	(1,328)
Buy		146,098	11/2010	CITI	4,686	0	4,686
Sell		16,468	11/2010	CITI	0	(233)	(233)
Buy		293,383	11/2010	DUB	7,658	0	7,658
Buy		99	11/2010	HSBC	2	0	2
Sell		40,492	11/2010	HSBC	0	(889)	(889)
Sell		18,710	11/2010	JPM	0	(418)	(418)
Buy	RON	50,546	11/2010	BCLY	961	0	961
Buy		355,247	11/2010	DUB	4,882	0	4,882
Sell		33,890	11/2010	JPM	0	(773)	(773)
Buy	SGD	7,619	11/2010	CITI	95	0	95
Sell		6,686	11/2010	DUB	0	(83)	(83)
Buy		44	11/2010	GSC	1	0	1
Buy		46	11/2010	UBS	0	0	0
Buy		3,949	02/2011	DUB	0	0	0
Buy		325,209	03/2011	BOA	5,442	0	5,442
Sell		12,105	03/2011	CITI	0	(204)	(204)
Buy		72,726	03/2011	DUB	890	0	890
Sell		13,221	03/2011	HSBC	0	(53)	(53)
Buy		67,410	03/2011	JPM	1,239	0	1,239
Buy		80,519	03/2011	RBS	1,446	0	1,446
Buy	THB	784,393	02/2011	HSBC	909	0	909
Buy		311,460	02/2011	RBS	367	0	367
Buy	TRY	122,788	10/2010	BCLY	501	(18)	483
Sell		73,250	10/2010	BCLY	0	(419)	(419)
Buy		146,463	10/2010	CITI	9,920	0	9,920
Sell		30	10/2010	CITI	0	(1)	(1)
Buy		4,082	10/2010	CSFB	309	0	309
Buy		24,677	10/2010	DUB	885	0	885
Buy		160	10/2010	GSC	6	0	6
Buy		104,996	10/2010	HSBC	6,996	0	6,996
Buy		55,167	10/2010	JPM	2,858	0	2,858
Sell		22,902	10/2010	JPM	0	(763)	(763)
Buy		4,083	10/2010	MLP	310	0	310
Sell		31	10/2010	RBC	0	(1)	(1)
Buy		740	10/2010	RBS	48	0	48
Sell		47,106	01/2011	BCLY	13	0	13
Buy		1,516	01/2011	CITI	27	0	27
Buy		595	01/2011	JPM	3	0	3
Buy	TWD	44,613	10/2010	BCLY	2	0	2

44	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	TWD	132,393	10/2010	CITI	$17	$(2)	$15
Sell		210,825	10/2010	HSBC	3	(152)	(149)
Buy		62,400	10/2010	JPM	0	(2)	(2)
Buy		124,000	10/2010	UBS	0	(31)	(31)
Buy		310,700	01/2011	BCLY	58	(97)	(39)
Buy		78,563	01/2011	CITI	19	0	19
Buy		490,684	01/2011	DUB	97	(68)	29
Buy		49,936	01/2011	HSBC	1	0	1
Buy		203,533	01/2011	JPM	81	0	81
Buy		313,304	01/2011	MSC	75	0	75
Buy		524,199	01/2011	UBS	87	(134)	(47)
Buy	ZAR	250,000	10/2010	BCLY	3,046	0	3,046
Buy		505,770	10/2010	JPM	7,789	0	7,789
Buy		122	10/2010	RBC	1	0	1
Buy		2,838	01/2011	CITI	0	0	0

					$135,556	$(36,955)	$98,601

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Australia
Corporate Bonds & Notes	$0	$38,039	$0	$38,039
Barbados
Corporate Bonds & Notes	0	7,214	0	7,214
Brazil
Corporate Bonds & Notes	0	8,006	0	8,006
Sovereign Issues	0	181,156	0	181,156
Canada
Corporate Bonds & Notes	0	15,239	0	15,239
Cayman Islands
Asset-Backed Securities	0	974	0	974
Corporate Bonds & Notes	0	9,275	0	9,275
Chile
Corporate Bonds & Notes	0	1,643	0	1,643
China
Sovereign Issues	0	3,564	0	3,564
Colombia
Sovereign Issues	0	48,190	0	48,190
Egypt
Corporate Bonds & Notes	0	31,046	0	31,046
Sovereign Issues	0	43	0	43
El Salvador
Sovereign Issues	0	17,938	0	17,938
France
Corporate Bonds & Notes	0	43,197	0	43,197
Guatemala
Sovereign Issues	0	9,229	0	9,229
Hungary
Sovereign Issues	0	882	0	882
Indonesia
Corporate Bonds & Notes	0	30,702	0	30,702
Ireland
Corporate Bonds & Notes	0	33,984	0	33,984
Israel
Corporate Bonds & Notes	0	311	0	311
Kazakhstan
Corporate Bonds & Notes	0	60,754	0	60,754
Luxembourg
Corporate Bonds & Notes	0	35,902	0	35,902
Malaysia
Corporate Bonds & Notes	0	26,636	0	26,636
Sovereign Issues	0	3,099	0	3,099
Mexico
Corporate Bonds & Notes	0	64,299	0	64,299
Sovereign Issues	0	76,724	0	76,724
Panama
Sovereign Issues	0	58,497	0	58,497

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Peru
Sovereign Issues	$0	$8,880	$0	$8,880
Philippines
Sovereign Issues	0	10,356	0	10,356
Poland
Sovereign Issues	0	246,300	0	246,300
Qatar
Corporate Bonds & Notes	0	67,441	0	67,441
Sovereign Issues	0	318	0	318
Russia
Corporate Bonds & Notes	0	266,435	1,839	268,274
South Africa
Sovereign Issues	0	68,188	0	68,188
South Korea
Corporate Bonds & Notes	0	21,598	0	21,598
Sovereign Issues	0	117,643	0	117,643
Thailand
Sovereign Issues	0	5,500	0	5,500
Tunisia
Sovereign Issues	0	91,644	0	91,644
Turkey
Sovereign Issues	0	134,312	0	134,312
United Arab Emirates
Sovereign Issues	0	14,689	0	14,689
United Kingdom
Corporate Bonds & Notes	0	144,486	0	144,486
United States
Asset-Backed Securities	0	11,362	0	11,362
Bank Loan Obligations	0	13,131	0	13,131
Corporate Bonds & Notes	0	527,848	0	527,848
Mortgage-Backed Securities	0	12,264	0	12,264
U.S. Government Agencies	0	35,203	0	35,203
U.S. Treasury Obligations	0	3,694	0	3,694
Short-Term Instruments
Repurchase Agreements	0	8,111	0	8,111
Egypt Treasury Bills	0	14,245	0	14,245
Israel Treasury Bills	0	20,119	0	20,119
Japan Treasury Bills	0	186,622	0	186,622
Poland Treasury Bills	0	75,610	0	75,610
U.S. Treasury Bills	0	1,380	0	1,380
PIMCO Short-Term Floating NAV Portfolio	458,361	0	0	458,361
Purchased Options
Foreign Exchange Contracts	0	86	0	86
Investments, at value	$458,361	$2,914,008	$1,839	$3,374,208

Short Sales, at value	$0	$(2,146)	$0	$(2,146)

See Accompanying Notes	Semiannual Report	September 30, 2010	45

Schedule of Investments PIMCO Developing Local Markets Fund (Cont.)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$19	$0	$19
Foreign Exchange Contracts	0	135,556	0	135,556
Interest Rate Contracts	0	1,974	0	1,974
	$0	$137,549	$0	$137,549

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(14)	$0	$(14)
Foreign Exchange Contracts	0	(36,977)	0	(36,977)
Interest Rate Contracts	0	(306)	0	(306)
	$0	$(37,297)	$0	$(37,297)

Totals	$458,361	$3,012,114	$1,839	$3,472,314

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010
Cayman Islands
Asset-Backed Securities	$1,034	$0	$(88)	$1	$0	$27	$0	$(974)	$0	$0
Russia
Corporate Bonds & Notes	1,874	0	0	(1)	0	(34)	0	0	1,839	(34)
United States
Bank Loan Obligations	2,732	0	(219)	0	0	13	0	(2,526)	0	0

Investments, at value	$5,640	$0	$(307)	$0	$0	$6	$0	$(3,500)	$1,839	$(34)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(k)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$86	$0	$0	$0	$86
Unrealized appreciation on foreign currency contracts	0	135,556	0	0	0	135,556
Unrealized appreciation on swap agreements	1,974	0	19	0	0	1,993

	$1,974	$135,642	$19	$0	$0	$137,635

Liabilities:
Written options outstanding	$305	$23	$0	$0	$0	$328
Unrealized depreciation on foreign currency contracts	0	36,955	0	0	0	36,955
Unrealized depreciation on swap agreements	0	0	14	0	0	14

	$305	$36,978	$14	$0	$0	$37,297

46	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$296	$0	$112	$0	$0	$408
Net realized gain on foreign currency transactions	0	7,924	0	0	0	7,924

	$296	$7,924	$112	$0	$0	$8,332

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(91)	$0	$0	$0	$(91)
Net change in unrealized appreciation on futures contracts, written options and swaps	1,236	47	6	0	0	1,289
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	61,949	0	0	0	61,949

	$1,236	$61,905	$6	$0	$0	$63,147

(1)	See note 5 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Semiannual Report	September 30, 2010	47

Schedule of Investments  PIMCO Diversified Income Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 2.2%

American General Finance Corp.
7.250% due 04/21/2015		$3,300	$3,322

Berry Plastics Corp.
7.531% due 06/05/2014		5,858	4,598

BOC Group, Inc.
2.256% due 05/31/2014		2,425	2,213

CIT Group, Inc.
6.250% due 08/11/2015		1,368	1,381

CSC Holdings LLC
2.007% due 03/29/2016		1,348	1,326
5.500% due 03/29/2016		4	3

Dex Media West LLC
7.000% due 10/24/2014		305	266
7.500% due 10/24/2014		341	298

Dex One Corp.
9.000% due 10/24/2014		311	266
9.225% due 10/24/2014		262	223

FCI Connectors
3.031% due 11/02/2012		264	247
3.031% due 03/09/2013		280	262
7.117% due 11/02/2012		28	26
7.117% due 03/09/2013		29	27

Ford Motor Co.
3.010% due 12/15/2013		5,000	4,911

Graham Packaging Co. LP
6.000% due 09/23/2016		2,000	2,018

Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2014		6	6
4.750% due 06/01/2014 (a)		989	786

Ineos Group Holdings PLC
7.001% due 10/07/2012		224	226
7.501% due 10/07/2013		2,315	2,323
8.001% due 10/07/2014		2,315	2,323

International Lease Finance Corp.
6.750% due 03/17/2015		3,900	3,969
7.000% due 03/17/2016		5,700	5,789

MGM Mirage, Inc.
6.000% due 10/03/2011		1,695	1,644

PagesJaunes Groupe
2.629% due 01/11/2014	EUR	4,000	4,666

Polypore, Inc.
2.260% due 07/03/2014		$2,331	2,263

Texas Competitive Electric Holdings Co. LLC
3.758% due 10/10/2014		7,590	5,891
4.033% due 10/10/2014		43	33
4.065% due 10/10/2014		782	609

UPC Holding BV
4.377% due 12/31/2016	EUR	3,750	4,787
4.627% due 12/31/2017		2,705	3,467

Vodafone Group PLC
6.875% due 08/11/2015		$14,000	13,852

Total Bank Loan Obligations (Cost $78,229)			74,021

CORPORATE BONDS & NOTES 57.5%

BANKING & FINANCE 26.4%

AIG SunAmerica Global Financing X
6.900% due 03/15/2032		220	227

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		1,700	1,787
6.103% due 06/27/2012		5,300	5,567
7.700% due 08/07/2013		2,000	2,211
8.700% due 08/07/2018		2,300	2,873

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ally Financial, Inc.
5.375% due 06/06/2011		$2,000	$2,032
6.000% due 12/15/2011		200	204
6.625% due 05/15/2012		2,900	2,987
6.875% due 09/15/2011		3,900	4,000
6.875% due 08/28/2012		6,475	6,747
7.000% due 02/01/2012		6,050	6,263
7.500% due 12/31/2013		400	429
8.300% due 02/12/2015		6,200	6,773

American Express Bank FSB
5.500% due 04/16/2013		2,000	2,179
5.550% due 10/17/2012		7,000	7,544

American Express Co.
7.250% due 05/20/2014		1,700	1,996

American General Finance Corp.
3.250% due 01/16/2013	EUR	600	703
4.875% due 07/15/2012		$3,000	2,850
6.900% due 12/15/2017		1,200	1,008

American International Group, Inc.
0.635% due 10/18/2011		5,600	5,519
1.034% due 04/26/2011	EUR	650	882
5.050% due 10/01/2015		$3,600	3,681
5.450% due 05/18/2017		1,000	1,022
5.600% due 10/18/2016		6,500	6,662
5.850% due 01/16/2018		32,525	33,826
6.250% due 05/01/2036		5,700	5,558
8.175% due 05/15/2068		1,400	1,410
8.250% due 08/15/2018		2,500	2,925

Anadarko Finance Co.
7.500% due 05/01/2031		1,000	1,084

AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		2,400	2,543
6.500% due 04/15/2040		400	418

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	7,500	9,393

Banco del Estado de Chile
4.125% due 10/07/2020 (b)		$2,500	2,481

Banco do Brasil S.A.
4.500% due 01/22/2015		10,800	11,380
6.000% due 01/22/2020		6,500	7,280

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,600	1,607

Banco Santander Chile
3.750% due 09/22/2015		7,600	7,724

Bank of America Corp.
4.750% due 08/01/2015		1,400	1,481
4.750% due 05/23/2017	EUR	300	399
5.650% due 05/01/2018		$700	743
5.750% due 12/01/2017		16,500	17,667
7.375% due 05/15/2014		2,900	3,337

Bank of America Institutional Capital A
8.070% due 12/31/2026		500	521

Banque PSA Finance
8.500% due 05/04/2012	EUR	4,200	6,234

Barclays Bank PLC
5.000% due 09/22/2016		$2,400	2,631
5.125% due 01/08/2020		700	758
5.926% due 09/29/2049		7,230	6,832
6.000% due 01/23/2018	EUR	200	299
6.050% due 12/04/2017		$600	652
7.434% due 09/29/2049		13,600	14,008
10.179% due 06/12/2021		17,280	23,085
14.000% due 11/29/2049	GBP	500	988

BBVA Bancomer S.A.
7.250% due 04/22/2020		$2,600	2,799

Bear Stearns Cos. LLC
0.489% due 11/28/2011		100	100
5.700% due 11/15/2014		1,700	1,919

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.400% due 10/02/2017		$1,400	$1,633
7.250% due 02/01/2018		1,400	1,708

Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013		500	551

BM&FBovespa S.A.
5.500% due 07/16/2020		700	749

BNP Paribas Capital Trust VI
5.868% due 01/29/2049	EUR	4,870	6,573

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$1,900	1,259

Caelus Re Ltd.
6.549% due 06/07/2011		3,800	3,843

Caterpillar Financial Services Corp.
1.039% due 06/24/2011		200	201

Catlin Insurance Co. Ltd.
7.249% due 12/31/2049		460	377

CBA Capital Trust II
6.024% due 03/29/2049		3,400	3,397

CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		1,800	1,944

CIT Group, Inc.
7.000% due 05/01/2013		7,543	7,619
7.000% due 05/01/2014		35,640	35,729
7.000% due 05/01/2015		3,215	3,207
7.000% due 05/01/2016		1,358	1,344
7.000% due 05/01/2017		1,901	1,870

Citigroup Capital XXI
8.300% due 12/21/2077		14,375	15,166

Citigroup, Inc.
4.750% due 02/10/2019	EUR	5,600	7,502
5.300% due 10/17/2012		$4,150	4,424
5.500% due 04/11/2013		3,900	4,187
5.500% due 10/15/2014		3,000	3,259
6.000% due 12/13/2013		2,050	2,249
6.000% due 08/15/2017		300	325
6.125% due 11/21/2017		2,195	2,401
6.125% due 05/15/2018		315	344

Columbus International, Inc.
11.500% due 11/20/2014		5,600	6,215

Conti-Gummi Finance BV
8.500% due 07/15/2015	EUR	7,000	10,368

Countrywide Financial Corp.
5.800% due 06/07/2012		$4,299	4,569

Credit Suisse
5.000% due 05/15/2013		5,900	6,433

DBS Bank Ltd.
0.596% due 05/16/2017		5,000	4,879

Fiat Finance & Trade S.A.
6.625% due 02/15/2013	EUR	3,900	5,556
7.625% due 09/15/2014		9,800	14,454
9.000% due 07/30/2012		1,700	2,515

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		$6,200	6,611

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		4,600	4,601
7.500% due 08/01/2012		7,700	8,177
7.800% due 06/01/2012		16,746	17,817
8.700% due 10/01/2014		10,300	11,569

Foundation Re II Ltd.
7.119% due 11/26/2010		1,800	1,804

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		10,000	12,017
10.500% due 03/25/2014		23,040	27,694

General Electric Capital Corp.
0.389% due 05/29/2012		12,000	11,842

48	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.431% due 12/20/2013		$400	$384
4.625% due 09/15/2066	EUR	5,700	6,372
5.250% due 10/19/2012		$40	43

Goldman Sachs Group, Inc.
0.740% due 03/22/2016		50	46
1.198% due 02/04/2013	EUR	1,100	1,454
3.700% due 08/01/2015		$1,500	1,537
4.750% due 07/15/2013		1,225	1,316
5.375% due 02/15/2013	EUR	1,900	2,722
6.150% due 04/01/2018		$3,475	3,860
6.750% due 10/01/2037		6,100	6,361

Green Valley Ltd.
4.410% due 01/10/2011	EUR	1,300	1,764

HBOS PLC
6.750% due 05/21/2018		$1,400	1,409

HCP, Inc.
6.700% due 01/30/2018		5,000	5,510

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		2,900	1,601

HSBC Bank USA N.A.
4.625% due 04/01/2014		400	429
4.875% due 08/24/2020		2,900	3,031

HSBC Capital Funding LP
4.610% due 12/29/2049		4,700	4,496

HSBC Holdings PLC
5.375% due 12/20/2012	EUR	298	434
6.375% due 10/18/2022	GBP	100	172
6.500% due 05/02/2036		$5,300	5,920
6.500% due 09/15/2037		125	141

Intergas Finance BV
6.375% due 05/14/2017		2,700	2,929
6.875% due 11/04/2011		378	397

International Lease Finance Corp.
5.650% due 06/01/2014		375	366
6.500% due 09/01/2014		21,750	23,436
6.625% due 11/15/2013		4,000	4,030

JPMorgan Chase & Co.
4.650% due 06/01/2014		600	658
4.750% due 05/01/2013		1,900	2,062
4.950% due 03/25/2020		700	748
5.375% due 10/01/2012		1,500	1,623
7.900% due 04/29/2049		7,300	7,849

Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020 (b)		2,900	2,900

LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	3,525	5,261
8.500% due 12/29/2049		$7,500	6,975

Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)	EUR	3,472	1,106

Lloyds TSB Bank PLC
12.000% due 12/29/2049		$12,800	14,779

M&T Capital Trust II
8.277% due 06/01/2027		500	487

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		5,000	5,539

MBNA Capital B
1.266% due 02/01/2027		3,000	2,112

Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		3,400	3,654
6.400% due 08/28/2017		5,000	5,479
6.875% due 04/25/2018		10,400	11,683

MetLife, Inc.
5.375% due 12/15/2012		45	48

Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	2,615

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley
0.780% due 01/09/2012		$400	$398
5.750% due 08/31/2012		4,600	4,935
5.950% due 12/28/2017		2,400	2,582

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,400	2,409

Mystic Re Ltd.
10.299% due 06/07/2011		700	732

National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014		850	947

Pearson Dollar Finance PLC
5.700% due 06/01/2014		1,000	1,111

Qatari Diar Finance QSC
3.500% due 07/21/2015		900	921
5.000% due 07/21/2020		400	422

Rabobank Nederland NV
11.000% due 06/29/2049		3,488	4,548

Residential Reinsurance 2008 Ltd.
7.047% due 06/06/2011		1,250	1,278

Resona Bank Ltd.
5.850% due 09/29/2049		900	899

Royal Bank of Scotland Group PLC
2.759% due 08/23/2013		9,200	9,394
4.908% due 04/06/2011	GBP	930	1,447
5.000% due 11/12/2013		$150	151
6.000% due 06/29/2049	GBP	1,620	1,985
6.990% due 10/29/2049 (a)		$2,000	1,630
7.640% due 03/29/2049 (a)		300	224

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		5,320	5,573
7.125% due 01/14/2014		1,000	1,079
7.175% due 05/16/2013		2,350	2,526
7.750% due 05/29/2018		400	452

RZD Capital Ltd.
5.739% due 04/03/2017		5,800	6,129

SLM Corp.
4.750% due 03/17/2014	EUR	3,100	3,901
8.450% due 06/15/2018		$3,500	3,540

State Bank of India
4.500% due 07/27/2015		8,900	9,369

Sumitomo Mitsui Banking Corp.
0.789% due 12/31/2049	JPY	100,000	1,193
0.950% due 06/02/2049		100,000	1,156

Teco Finance, Inc.
6.750% due 05/01/2015		$7,050	8,229

Temasek Financial I Ltd.
4.300% due 10/25/2019		9,950	10,813

Tenneco, Inc.
8.625% due 11/15/2014		75	77

TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	1,044
6.625% due 03/20/2017		4,200	4,468
7.250% due 02/02/2020		2,800	3,070
7.500% due 03/13/2013		600	654
7.500% due 07/18/2016		10,200	11,381
7.875% due 03/13/2018		2,600	2,944

UBS AG
5.750% due 04/25/2018		4,025	4,551
7.000% due 10/15/2015		500	567
7.152% due 12/29/2049	EUR	100	139

UBS Preferred Funding Trust I
8.622% due 10/29/2049		$3,940	3,940

UBS Preferred Funding Trust II
7.247% due 06/29/2049		7,910	8,060

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UBS Preferred Funding Trust V
6.243% due 05/29/2049		$2,500	$2,425

UFJ Finance Aruba AEC
6.750% due 07/15/2013		250	282

Ventas Realty LP
6.500% due 06/01/2016		400	418
6.750% due 04/01/2017		2,635	2,744

Virgin Media Secured Finance PLC
6.500% due 01/15/2018		4,000	4,240
7.000% due 01/15/2018	GBP	6,600	11,029

Vita Capital III Ltd.
1.633% due 01/01/2011		$3,150	3,141

VTB Bank Via VTB Capital S.A.
6.609% due 10/31/2012		3,300	3,502
6.875% due 05/29/2018		200	212
7.500% due 10/12/2011		300	316

Wachovia Bank N.A.
6.600% due 01/15/2038		3,000	3,416

Wachovia Corp.
0.656% due 08/01/2013		300	296
2.236% due 05/01/2013		3,200	3,296
5.250% due 08/01/2014		500	544

Waha Aerospace BV
3.925% due 07/28/2020		5,500	5,663

Wells Fargo & Co.
4.375% due 01/31/2013		3,265	3,487
5.625% due 12/11/2017		645	736

Wells Fargo Capital X
5.950% due 12/01/2086		2,800	2,741

Wells Fargo Capital XIII
7.700% due 12/29/2049		15,200	15,846

Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	8,400	12,081

			880,231

INDUSTRIALS 24.9%

Adaro Indonesia PT
7.625% due 10/22/2019		$1,300	1,423

AES El Salvador Trust
6.750% due 02/01/2016		11,800	11,094

Alcoa, Inc.
6.150% due 08/15/2020		3,000	3,090

Altria Group, Inc.
9.250% due 08/06/2019		2,500	3,357
9.700% due 11/10/2018		300	407

America Movil SAB de C.V.
5.000% due 03/30/2020		1,300	1,408
5.750% due 01/15/2015		2,000	2,267

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		1,184	1,397

American Stores Co.
7.100% due 03/20/2028		100	77
8.000% due 06/01/2026		2,000	1,692

AmeriGas Partners LP
7.125% due 05/20/2016		5,075	5,316
7.250% due 05/20/2015		500	520

Amgen, Inc.
5.700% due 02/01/2019		300	359
5.850% due 06/01/2017		100	120

Anadarko Petroleum Corp.
5.950% due 09/15/2016		6,100	6,673
6.375% due 09/15/2017		3,700	4,083

Angel Lux Common S.A.
8.250% due 05/01/2016	EUR	3,300	4,791

See Accompanying Notes	Semiannual Report	September 30, 2010	49

Schedule of Investments  PIMCO Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012	$1,600	$1,662

ARAMARK Corp.
3.966% due 02/01/2015	1,825	1,672
8.500% due 02/01/2015	2,000	2,090

ArcelorMittal
6.125% due 06/01/2018	925	1,002

ArvinMeritor, Inc.
8.125% due 09/15/2015	6,085	6,191
8.750% due 03/01/2012	594	644

Atlantic Richfield Co.
8.530% due 02/27/2012	500	528

Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	1,103

Berry Plastics Corp.
8.250% due 11/15/2015	6,400	6,624
8.875% due 09/15/2014	3,400	3,306

BHP Billiton Finance USA Ltd.
5.500% due 04/01/2014	1,200	1,352

Biomet, Inc.
10.000% due 10/15/2017	5,092	5,646
10.375% due 10/15/2017 (c)	2,500	2,668
11.625% due 10/15/2017	6,945	7,770

C8 Capital SPV Ltd.
6.640% due 12/29/2049	12,200	8,051

CBS Corp.
5.625% due 08/15/2012	3,500	3,716

Celanese U.S. Holdings LLC
6.625% due 10/15/2018	2,700	2,767

Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	4,400	5,234

Cemex Finance LLC
9.500% due 12/14/2016	4,500	4,550

Chart Industries, Inc.
9.125% due 10/15/2015	1,300	1,331

Charter Communications Operating LLC
8.000% due 04/30/2012	8,100	8,626

Cie Generale de Geophysique-Veritas
7.750% due 05/15/2017	2,550	2,620
9.500% due 05/15/2016	3,150	3,418

Cisco Systems, Inc.
5.500% due 02/22/2016	500	591

Codelco, Inc.
7.500% due 01/15/2019	150	191

Columbia University
6.875% due 12/15/2015	500	607

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	315	366

Comcast Cable Communications LLC
7.125% due 06/15/2013	2,130	2,437

Comcast Corp.
5.300% due 01/15/2014	2,000	2,237
5.900% due 03/15/2016	2,900	3,355
6.500% due 01/15/2015	100	117

Community Health Systems, Inc.
8.875% due 07/15/2015	12,800	13,632

Consol Energy, Inc.
8.000% due 04/01/2017	11,500	12,506

Continental Airlines 2009-1 Pass-Through Trust
9.000% due 07/08/2016	1,919	2,188

Continental Resources, Inc.
7.125% due 04/01/2021	1,400	1,463

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Con-way, Inc.
7.250% due 01/15/2018		$5,000	$5,571

Corp. GEO SAB de C.V.
8.875% due 09/25/2014		1,500	1,672
9.250% due 06/30/2020		2,800	3,188

Cox Communications, Inc.
7.125% due 10/01/2012		725	803

CSC Holdings LLC
6.750% due 04/15/2012		375	393
7.625% due 04/01/2011		2,750	2,819
7.625% due 07/15/2018		1,400	1,515
7.875% due 02/15/2018		2,900	3,179
8.625% due 02/15/2019		5,300	5,989

CSN Islands VIII Corp.
9.750% due 12/16/2013		900	1,060

CSN Islands IX Corp.
10.500% due 01/15/2015		2,900	3,597

CSN Islands XI Corp.
6.875% due 09/21/2019		9,240	10,210

CSN Resources S.A.
6.500% due 07/21/2020		2,300	2,465

CSX Corp.
5.600% due 05/01/2017		5,000	5,725

CVS Pass-Through Trust
7.507% due 01/10/2032		297	349

Delhaize America, Inc.
8.050% due 04/15/2027		600	688

Delta Air Lines 2010-1 Class A Pass-Through Trust
6.200% due 07/02/2018		5,200	5,408

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		2,900	3,001
9.500% due 12/11/2019		1,750	1,977

Dex One Corp.
12.000% due 01/29/2017 (c)		1,905	1,507

DISH DBS Corp.
6.375% due 10/01/2011		3,850	3,994
7.000% due 10/01/2013		8,100	8,637
7.125% due 02/01/2016		1,425	1,505
7.875% due 09/01/2019		1,700	1,838

Dow Chemical Co.
4.850% due 08/15/2012		950	1,006

DP World Ltd.
6.850% due 07/02/2037		3,000	2,815

Dynegy Holdings, Inc.
7.750% due 06/01/2019		5,710	3,940

Ecopetrol S.A.
7.625% due 07/23/2019		13,070	15,880

El Paso Corp.
7.000% due 06/15/2017		5,000	5,334
7.875% due 06/15/2012		300	321
8.250% due 02/15/2016		8,984	10,040
12.000% due 12/12/2013		100	123

EnCana Corp.
6.500% due 05/15/2019		700	858

Energy Transfer Partners LP
5.650% due 08/01/2012		5,200	5,534

Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,211

Enterprise Products Operating LLC
7.034% due 01/15/2068		$1,100	1,096

Erac USA Finance LLC
6.375% due 10/15/2017		1,000	1,164

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FBG Finance Ltd.
5.125% due 06/15/2015		$1,000	$1,105

Ferrellgas LP
6.750% due 05/01/2014		625	639

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		6,800	7,600

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		4,200	4,806

Gazprom Via Gaz Capital S.A.
6.212% due 11/22/2016		7,200	7,686
7.288% due 08/16/2037		300	335
7.510% due 07/31/2013		1,350	1,495
8.625% due 04/28/2034		6,540	8,338
9.250% due 04/23/2019		1,950	2,437

Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020		5,739	6,220

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		138	144

Georgia-Pacific LLC
7.125% due 01/15/2017		2,200	2,340
7.750% due 11/15/2029		800	844
8.000% due 01/15/2024		4,200	4,735
8.250% due 05/01/2016		361	403
8.875% due 05/15/2031		5,850	6,698

Gerdau Holdings, Inc.
7.000% due 01/20/2020		5,100	5,725

Gerdau Trade, Inc.
5.750% due 01/30/2021 (b)		15,100	15,377

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020 (b)		4,200	4,170

GTL Trade Finance, Inc.
7.250% due 10/20/2017		9,800	10,964

Harvest Operations Corp.
6.875% due 10/01/2017 (b)		1,100	1,130

HCA, Inc.
7.190% due 11/15/2015		1,700	1,670
7.250% due 09/15/2020		1,600	1,720
7.875% due 02/15/2020		3,600	3,955
8.500% due 04/15/2019		5,850	6,552
9.250% due 11/15/2016		8,700	9,440
9.625% due 11/15/2016 (c)		7,071	7,690
9.875% due 02/15/2017		2,700	2,997

Health Management Associates, Inc.
6.125% due 04/15/2016		290	294

HeidelbergCement Finance BV
6.750% due 12/15/2015	EUR	600	851
7.500% due 10/31/2014		8,900	12,922
8.000% due 01/31/2017		1,400	2,028

Hewlett-Packard Co.
6.500% due 07/01/2012		$500	549

Hexion U.S. Finance Corp.
8.875% due 02/01/2018		2,175	2,142

Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		3,300	3,678
7.625% due 04/09/2019		1,900	2,348

Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,200	1,277

Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	1,900	2,182
8.500% due 02/15/2016		$1,300	1,107

Insight Communications Co., Inc.
9.375% due 07/15/2018		1,300	1,388

Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		1,100	1,111
9.500% due 06/15/2016		11,200	11,998

50	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Intelsat Subsidiary Holding Co. S.A.
8.875% due 01/15/2015		$2,100	$2,173

KazMunaiGaz Finance Sub BV
7.000% due 05/05/2020		5,800	6,423
8.375% due 07/02/2013		6,000	6,675

Kinder Morgan Energy Partners LP
5.125% due 11/15/2014		2,000	2,213
5.300% due 09/15/2020		4,400	4,751
5.850% due 09/15/2012		600	648

Kraft Foods, Inc.
6.500% due 08/11/2017		1,000	1,200

LifePoint Hospitals, Inc.
6.625% due 10/01/2020		450	460

Limited Brands, Inc.
6.900% due 07/15/2017		2,000	2,130

Lyondell Chemical Co.
8.000% due 11/01/2017		5,600	6,132
11.000% due 05/01/2018		10,300	11,446

Macy's Retail Holdings, Inc.
7.450% due 07/15/2017		1,000	1,122

Marathon Global Funding Corp.
6.000% due 07/01/2012		500	539

Mylan, Inc.
7.625% due 07/15/2017		1,350	1,443
7.875% due 07/15/2020		2,200	2,368

Nakilat, Inc.
6.067% due 12/31/2033		4,000	4,430

Nalco Co.
8.875% due 11/15/2013		400	411

New Albertson's, Inc.
6.570% due 02/23/2028		800	592
7.450% due 08/01/2029		5,100	4,156
7.750% due 06/15/2026		2,150	1,833

Newfield Exploration Co.
6.875% due 02/01/2020		5,100	5,444
7.125% due 05/15/2018		1,000	1,072

Nissan Motor Acceptance Corp.
3.250% due 01/30/2013		1,900	1,960

Noble Group Ltd.
4.875% due 08/05/2015		4,200	4,355
6.625% due 08/05/2020		4,100	4,305
6.750% due 01/29/2020		15,500	16,750

Northwest Pipeline GP
7.000% due 06/15/2016		5,000	6,047

OI European Group BV
6.750% due 09/15/2020	EUR	1,300	1,817
6.875% due 03/31/2017		820	1,174

Oshkosh Corp.
8.250% due 03/01/2017		$1,000	1,080
8.500% due 03/01/2020		900	979

PACCAR, Inc.
1.466% due 09/14/2012		700	714

Peabody Energy Corp.
6.500% due 09/15/2020		3,700	4,001

Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	16,800	22,906
5.750% due 03/01/2018		$4,630	5,097

Petrobras International Finance Co.
7.875% due 03/15/2019		10,520	13,170

Petroleos Mexicanos
4.875% due 03/15/2015		13,680	14,824
5.500% due 01/21/2021		100	107

Pride International, Inc.
6.875% due 08/15/2020		1,500	1,641

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pulte Group, Inc.
5.250% due 01/15/2014		$10,500	$10,579

Quebecor Media, Inc.
7.750% due 03/15/2016		2,950	3,057

Reynolds Group Issuer, Inc.
7.750% due 10/15/2016		5,900	6,033
8.500% due 05/15/2018		300	295

Rhodia S.A.
3.585% due 10/15/2013	EUR	9,000	12,300

Rockies Express Pipeline LLC
5.625% due 04/15/2020		$1,300	1,309

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,000	1,028

Rogers Communications, Inc.
6.750% due 03/15/2015		2,100	2,500

Royal Caribbean Cruises Ltd.
8.750% due 02/02/2011		9,000	9,236

SABMiller PLC
5.500% due 08/15/2013		1,000	1,101

SEACOR Holdings, Inc.
5.875% due 10/01/2012		500	518

Sensata Technologies BV
8.000% due 05/01/2014		1,741	1,811

Smurfit Kappa Acquisitions
7.750% due 11/15/2019	EUR	6,300	9,061

Sonat, Inc.
7.625% due 07/15/2011		$900	937

Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		3,700	3,973

Steel Dynamics, Inc.
6.750% due 04/01/2015		500	514
7.375% due 11/01/2012		3,600	3,866
7.750% due 04/15/2016		3,000	3,135

SunGard Data Systems, Inc.
9.125% due 08/15/2013		250	257
10.625% due 05/15/2015		800	896

Teck Resources Ltd.
3.850% due 08/15/2017		1,500	1,548
10.250% due 05/15/2016		3,400	4,136
10.750% due 05/15/2019		10,300	12,990

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		2,656	2,812

Tesco PLC
5.500% due 11/15/2017		9,250	10,629

Time Warner Cable, Inc.
5.400% due 07/02/2012		300	322

Transocean, Inc.
4.950% due 11/15/2015		5,200	5,415

TRW Automotive, Inc.
7.250% due 03/15/2017		2,200	2,348

Tyco International Finance S.A.
6.750% due 02/15/2011		500	511

UAL 1991 Equipment Trust AB
10.850% due 02/19/2015 (a)		840	393

UAL 2007-1 Pass-Through Trust
7.336% due 07/02/2019		419	385

UAL 2009-2A Pass-Through Trust
9.750% due 01/15/2017		6,377	7,030

UPC Holding BV
8.375% due 08/15/2020	EUR	12,600	17,317

Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016		$900	965
9.500% due 01/21/2020		2,100	2,399

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Usiminas Commercial Ltd.
7.250% due 01/18/2018		$1,300	$1,482

Vale Overseas Ltd.
4.625% due 09/15/2020		6,000	6,226
8.250% due 01/17/2034		1,525	1,949

Valeant Pharmaceuticals International
7.000% due 10/01/2020		700	718

Valero Energy Corp.
6.875% due 04/15/2012		1,625	1,746

Veolia Environnement
4.875% due 05/28/2013	EUR	3,460	5,052

Volkswagen International Finance NV
4.000% due 08/12/2020		$3,400	3,514

WellPoint, Inc.
6.800% due 08/01/2012		500	548

Weyerhaeuser Co.
6.750% due 03/15/2012		3,500	3,694
7.375% due 10/01/2019		5,400	5,916

Wind Acquisition Finance S.A.
11.000% due 12/01/2015	EUR	7,700	11,153
11.750% due 07/15/2017		$1,250	1,407
12.000% due 12/01/2015		1,000	1,064

Windstream Corp.
7.875% due 11/01/2017		1,800	1,886
8.125% due 08/01/2013		400	436
8.625% due 08/01/2016		6,000	6,375

			831,197

UTILITIES 6.2%

AES Corp.
8.000% due 06/01/2020		300	327

AES Red Oak LLC
8.540% due 11/30/2019		2,181	2,252

Beaver Valley II Funding
9.000% due 06/01/2017		217	240

BP Capital Markets PLC
3.625% due 05/08/2014		1,200	1,243
3.750% due 06/17/2013		760	774
4.500% due 11/08/2012	EUR	950	1,349
5.250% due 11/07/2013		$2,000	2,180

Carolina Power & Light Co.
5.125% due 09/15/2013		750	833

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		9,590	11,364

CenturyLink, Inc.
6.000% due 04/01/2017		5,000	5,248

CMS Energy Corp.
4.250% due 09/30/2015		900	912
6.250% due 02/01/2020		2,100	2,221

Consumers Energy Co.
5.000% due 02/15/2012		1,500	1,578

Dayton Power & Light Co.
5.125% due 10/01/2013		1,480	1,652

Deutsche Telekom International Finance BV
6.000% due 07/08/2019		8,000	9,534

Dominion Resources, Inc.
5.700% due 09/17/2012		260	284

Duke Energy Carolinas LLC
5.300% due 10/01/2015		1,500	1,747
5.625% due 11/30/2012		225	246

El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,300	2,393

Enel Finance International S.A.
5.700% due 01/15/2013		4,850	5,235

See Accompanying Notes	Semiannual Report	September 30, 2010	51

Schedule of Investments  PIMCO Diversified Income Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Entergy Corp.
3.625% due 09/15/2015		$1,800	$1,820

FirstEnergy Solutions Corp.
6.050% due 08/15/2021		100	107

France Telecom S.A.
4.375% due 07/08/2014		200	221

Frontier Communications Corp.
6.625% due 03/15/2015		2,575	2,672
7.000% due 11/01/2025		400	370
7.875% due 04/15/2015		500	542

Homer City Funding LLC
8.734% due 10/01/2026		3,659	3,348

International Endesa BV
6.125% due 07/05/2012	GBP	1,080	1,807

Ipalco Enterprises, Inc.
8.625% due 11/14/2011		$4,125	4,367

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		9,100	9,430

Korea Electric Power Corp.
3.000% due 10/05/2015 (b)		700	700

Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,300	1,302
6.250% due 06/17/2014		3,185	3,577

Majapahit Holding BV
7.250% due 06/28/2017		400	461
7.750% due 10/17/2016		700	819
7.750% due 01/20/2020		6,100	7,350
8.000% due 08/07/2019		4,900	5,953

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012		300	326

Midwest Generation LLC
8.560% due 01/02/2016		295	292

Nevada Power Co.
5.875% due 01/15/2015		450	517
6.500% due 05/15/2018		6,050	7,301

NGPL PipeCo LLC
6.514% due 12/15/2012		900	958

NRG Energy, Inc.
7.375% due 02/01/2016		4,875	5,027
7.375% due 01/15/2017		1,830	1,880
8.250% due 09/01/2020		8,100	8,394

Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		500	545

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		5,660	5,816

Progress Energy, Inc.
6.850% due 04/15/2012		400	434

PSEG Power LLC
5.320% due 09/15/2016		990	1,110
5.500% due 12/01/2015		900	1,017
6.950% due 06/01/2012		270	296

Qwest Capital Funding, Inc.
7.250% due 02/15/2011		2,050	2,096

Qwest Corp.
6.500% due 06/01/2017		1,300	1,427
7.250% due 09/15/2025		2,250	2,374
7.250% due 10/15/2035		1,365	1,358
7.500% due 06/15/2023		3,900	3,939
7.625% due 06/15/2015		1,750	2,004

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		3,200	3,475

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		1,370	1,535
6.332% due 09/30/2027		500	570
6.750% due 09/30/2019		1,750	2,086

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sierra Pacific Power Co.
6.000% due 05/15/2016		$1,700	$1,988

Southern California Edison Co.
5.000% due 01/15/2014		100	112

Sprint Capital Corp.
6.900% due 05/01/2019		3,400	3,434
8.375% due 03/15/2012		7,275	7,821
8.750% due 03/15/2032		3,700	3,903

Sprint Nextel Corp.
6.000% due 12/01/2016		1,145	1,136
8.375% due 08/15/2017		2,700	2,943

Telecom Italia Capital S.A.
0.946% due 02/01/2011		200	200

Telefonica Emisiones SAU
6.221% due 07/03/2017		800	935

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	128,300	10,846

Telesat LLC
11.000% due 11/01/2015		$4,120	4,676

Time Warner Telecom, Inc.
8.000% due 03/01/2018		10,925	11,499

Valor Telecommunications Enterprises Finance Corp.
7.750% due 02/15/2015		4,450	4,608

Verizon Communications, Inc.
5.550% due 02/15/2016		400	464

Verizon New York, Inc.
6.875% due 04/01/2012		25	27

Virginia Electric and Power Co.
4.750% due 03/01/2013		245	265

Vodafone Group PLC
4.150% due 06/10/2014		250	270

			206,362

Total Corporate Bonds & Notes (Cost $1,803,021)			1,917,790

CONVERTIBLE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%

Transocean, Inc.
1.500% due 12/15/2037		6,600	6,493

Total Convertible Bonds & Notes (Cost $6,039)			6,493

MUNICIPAL BONDS & NOTES 2.5%

ALASKA 0.0%

Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046		200	135

CALIFORNIA 0.8%

California State Bay Area Toll Authority Revenue Bonds, Series 2010
7.043% due 04/01/2050		3,000	3,308

California State Chino Valley Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
0.000% due 08/01/2023		850	443

California State General Obligation Bonds, Series 2009
7.300% due 10/01/2039		4,900	5,191

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036		1,200	1,288

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	$2,000	$2,156

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	100	105

Clovis, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2020	500	324

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	980	772
5.750% due 06/01/2047	1,950	1,478

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	1,500	1,564

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	700	738
4.500% due 07/01/2023	800	840

Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	700	722

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2010
6.628% due 07/01/2040 (b)	2,200	2,239

San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,400	1,406

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	550	423
5.125% due 06/01/2046	300	206

Tamalpais, California Union High School District General Obligation Bonds, (NPFGC Insured), Series 2001
5.000% due 08/01/2026	2,000	2,097

University of California Revenue Bonds, Series 2010
5.946% due 05/15/2045	900	914
6.296% due 05/15/2050	600	602

		26,816

ILLINOIS 0.0%

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	882

INDIANA 0.1%

Indiana State Finance Authority Revenue Bonds, Series 2009
6.596% due 02/01/2039	1,950	2,193

IOWA 0.0%

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	205	190

KENTUCKY 0.0%

Kentucky State Property & Buildings Commission Revenue Bonds, (NPFGC Insured), Series 2003
5.020% due 10/01/2014	500	556

52	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASSACHUSETTS 0.1%

University of Massachusetts Building Authority Revenue Bonds, Series 2009
6.423% due 05/01/2029	$3,750	$3,963

MINNESOTA 0.0%

St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	600	625

NEW JERSEY 0.1%

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	1,000	828
5.000% due 06/01/2041	1,930	1,336

		2,164

NEW YORK 0.4%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
5.440% due 06/15/2043	200	209
5.790% due 06/15/2041	6,000	6,124

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.508% due 08/01/2037	4,200	4,370

New York State Urban Development Corp. Revenue Bonds, Series 2009
5.770% due 03/15/2039	1,900	2,016

New York State Urban Development Corp. Revenue Notes, Series 2003
4.970% due 12/15/2012	500	539

		13,258

OHIO 0.3%

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
5.939% due 02/15/2047	2,000	2,050

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	81
5.875% due 06/01/2047	7,600	5,571
6.000% due 06/01/2042	4,805	3,651

		11,353

PENNSYLVANIA 0.0%

Adams County, Pennsylvania General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
4.750% due 11/15/2028	1,000	1,007

TENNESSEE 0.1%

Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027 (b)	1,800	1,818

TEXAS 0.1%

North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	1,300	1,421

WEST VIRGINIA 0.5%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	20,395	15,842

Total Municipal Bonds & Notes (Cost $78,869)		82,223

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 0.5%

Fannie Mae
0.456% due 10/27/2037	$3,000	$2,995
0.707% due 10/18/2030	11	11
0.756% due 03/25/2017	51	51
1.588% due 03/01/2044	95	96
4.655% due 12/01/2036	166	174
5.000% due 02/25/2017 - 11/01/2035	941	985
5.500% due 03/01/2037	213	227
6.260% due 03/01/2011	364	364
6.500% due 06/25/2028	150	170
6.850% due 12/18/2027	154	175

Farm Credit Bank
7.561% due 11/29/2049	500	432

Freddie Mac
0.487% due 02/15/2019	2,135	2,134
0.757% due 09/15/2030	36	36
1.586% due 10/25/2044 - 02/25/2045	229	237
1.786% due 07/25/2044	348	350
2.607% due 05/01/2023	17	17
5.500% due 09/15/2017 - 07/01/2038	998	1,067
6.500% due 07/25/2043	16	18
7.000% due 06/15/2013	33	35

Ginnie Mae
3.125% due 11/20/2023 - 11/20/2027	71	73
3.375% due 03/20/2026 - 05/20/2026	58	60
3.625% due 07/20/2026	29	30
3.956% due 09/16/2021	80	80
4.045% due 07/16/2020	39	39
6.569% due 09/16/2026	555	602
9.250% due 12/20/2019 - 06/20/2021	16	18

New Valley Generation I
7.299% due 03/15/2019	702	868

Private Export Funding Corp.
4.550% due 05/15/2015	750	851

Small Business Administration
4.340% due 03/01/2024	193	206
4.504% due 02/01/2014	36	38
5.130% due 09/01/2023	37	40
5.886% due 09/01/2011	135	140
6.030% due 02/10/2012	546	571
6.900% due 12/01/2020	619	681
7.150% due 03/01/2017	210	231
7.300% due 05/01/2017	142	155

Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,095

Total U.S. Government Agencies (Cost $14,819)		15,352

U.S. TREASURY OBLIGATIONS 3.1%

U.S. Treasury Bonds
4.375% due 11/15/2039 (h)(i)	60,900	68,312

U.S. Treasury Notes
2.375% due 10/31/2014 (i)	427	451
3.375% due 11/15/2019 (i)	500	539
3.625% due 08/15/2019 (f)	32,300	35,530

Total U.S. Treasury Obligations (Cost $103,983)		104,832

MORTGAGE-BACKED SECURITIES 9.0%

Adjustable Rate Mortgage Trust
2.920% due 01/25/2035	5,880	5,607
5.343% due 01/25/2036	513	450

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American General Mortgage Loan Trust
5.150% due 03/25/2058	$2,248	$2,313

American Home Mortgage Assets
0.466% due 10/25/2046	1,652	845

American Home Mortgage Investment Trust
2.034% due 09/25/2045	382	338

Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049	10,500	11,028
5.492% due 02/10/2051	2,220	2,328
5.934% due 02/10/2051	10,000	10,773

Banc of America Funding Corp.
0.756% due 06/26/2035	5,000	4,575
0.756% due 07/26/2036	1,910	1,845
5.243% due 03/20/2036	456	380

Banc of America Mortgage Securities, Inc.
2.766% due 07/25/2034	377	347
5.000% due 05/25/2034	96	98
5.391% due 02/25/2036	135	106
5.500% due 12/25/2020	682	683

Bear Stearns Adjustable Rate Mortgage Trust
2.760% due 03/25/2035	5,436	5,194
3.063% due 10/25/2035	2,409	2,417
3.349% due 01/25/2034	30	29
3.399% due 02/25/2033	6	6
3.550% due 01/25/2034	10	10
4.963% due 01/25/2035	86	76
5.329% due 08/25/2035	4,543	4,075
5.347% due 05/25/2047	1,378	1,060
5.671% due 02/25/2033	37	37
5.699% due 02/25/2036	450	324

Bear Stearns Alt-A Trust
0.476% due 12/25/2046 (a)	71	2
2.848% due 05/25/2035	101	83
2.984% due 09/25/2035	2,113	1,606
4.805% due 08/25/2036	674	174

Bear Stearns Commercial Mortgage Securities
5.296% due 10/12/2042	4,600	5,091

CDC Commercial Mortgage Trust
6.005% due 05/15/2035	5,267	5,530

Citigroup Mortgage Loan Trust, Inc.
2.650% due 12/25/2035	2,111	2,020
2.917% due 08/25/2035	462	244
3.074% due 03/25/2034	121	122
5.864% due 09/25/2037	2,238	1,642

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	421	321

Countrywide Alternative Loan Trust
0.452% due 12/20/2046	2,945	1,463
0.467% due 07/20/2046	1,428	659
0.486% due 08/25/2046	383	82
0.537% due 09/20/2046	600	103
0.587% due 11/20/2035	577	330
0.606% due 06/25/2037	531	107
1.370% due 12/25/2035	634	393
5.303% due 10/25/2035	396	332
5.500% due 11/25/2035	2,991	2,245
5.750% due 03/25/2037	500	342
6.000% due 10/25/2032	2	2
6.250% due 11/25/2036	4,699	3,530

Countrywide Home Loan Mortgage Pass-Through Trust
0.486% due 05/25/2035	273	178
0.556% due 04/25/2046	513	130
0.596% due 06/25/2035	600	512
3.069% due 04/20/2035	858	822
3.313% due 10/19/2032	7	5
3.828% due 02/25/2034	1,327	1,204
5.000% due 04/25/2035	1,764	1,661
5.500% due 12/25/2035	2,422	2,077

See Accompanying Notes	Semiannual Report	September 30, 2010	53

Schedule of Investments  PIMCO Diversified Income Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 05/25/2036		$1,553	$1,377

Credit Suisse First Boston Mortgage Securities Corp.
2.503% due 06/25/2033		691	669
4.666% due 03/15/2036		3,738	3,929
5.435% due 09/15/2034		385	396

Credit Suisse Mortgage Capital Certificates
0.357% due 10/15/2021		1,318	1,254
5.383% due 02/15/2040		500	500
5.681% due 02/15/2039		5,000	5,408

CSAB Mortgage-Backed Trust
6.172% due 06/25/2036		746	467

Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018		393	407
5.386% due 10/25/2035		418	325
5.500% due 12/25/2035		700	513
6.300% due 07/25/2036		649	381

EMF-NL
1.646% due 04/17/2041	EUR	2,000	2,113

First Horizon Asset Securities, Inc.
2.838% due 07/25/2033		$257	251
5.721% due 02/25/2036		1,648	1,547
5.750% due 05/25/2037		2,763	2,412

General Electric Capital Assurance Co.
5.254% due 05/12/2035		845	905

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		12,000	12,637

GMAC Mortgage Corp. Loan Trust
5.204% due 11/19/2035		584	517
5.500% due 09/25/2034		36	37

Greenpoint Mortgage Pass-Through Certificates
3.098% due 10/25/2033		1,197	1,027

GS Mortgage Securities Corp. II
0.348% due 03/06/2020		2,662	2,586
6.624% due 05/03/2018		594	608
6.878% due 05/03/2018		1,500	1,538

GSR Mortgage Loan Trust
2.866% due 09/25/2035		1,081	1,072
2.876% due 11/25/2035		5,225	4,573
3.940% due 06/25/2034		535	508
4.923% due 01/25/2036		507	401
5.318% due 11/25/2035		365	309
6.000% due 02/25/2036		7,920	7,301
6.000% due 03/25/2037		1,952	1,764
6.000% due 05/25/2037		1,201	1,141

Harborview Mortgage Loan Trust
0.447% due 01/19/2038		1,574	988

Homebanc Mortgage Trust
5.805% due 04/25/2037		411	354

Indymac Index Mortgage Loan Trust
0.496% due 07/25/2035		146	92
0.526% due 06/25/2037		552	124

JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034		14,800	15,751

JPMorgan Mortgage Trust
3.106% due 08/25/2035		2,285	1,980
3.188% due 04/25/2035		5,634	5,026
4.781% due 07/25/2035		562	536
5.570% due 07/27/2037		4,469	3,960
5.686% due 04/25/2036		1,433	1,421
5.750% due 01/25/2036		1,808	1,636
5.877% due 06/25/2037		11,218	10,196

JPMorgan Re-REMIC
0.762% due 06/26/2036		4,249	4,098
0.762% due 03/26/2037		4,361	4,024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039	$1,700	$1,852
5.424% due 02/15/2040	740	781
5.866% due 09/15/2045	700	742

MASTR Adjustable Rate Mortgages Trust
0.496% due 05/25/2037	393	202
0.596% due 05/25/2047	500	79
2.735% due 11/25/2033	67	61
2.903% due 11/21/2034	777	781
5.090% due 08/25/2034	147	143

MASTR Alternative Loans Trust
0.656% due 03/25/2036	948	312

MASTR Asset Securitization Trust
5.500% due 09/25/2033	925	944

Merrill Lynch Alternative Note Asset
5.334% due 06/25/2037	516	267

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	750	787
6.163% due 08/12/2049	300	325

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	4,129	3,221
2.999% due 05/25/2034	838	777
5.430% due 12/25/2035	6,427	5,955

MLCC Mortgage Investors, Inc.
2.009% due 10/25/2035	2,959	2,705

Morgan Stanley Capital I
5.332% due 12/15/2043	10,000	10,908
5.692% due 04/15/2049	1,200	1,248
6.075% due 06/11/2049	3,400	3,643

Morgan Stanley Mortgage Loan Trust
5.175% due 06/25/2036	172	163
5.218% due 07/25/2035	11,199	10,007
6.000% due 10/25/2037	13,837	10,350

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	485	396

Provident Funding Mortgage Loan Trust
2.770% due 08/25/2033	373	355

RBSSP Resecuritization Trust
0.649% due 03/26/2037	5,729	5,245
0.762% due 03/26/2036	2,845	2,717
0.827% due 09/26/2034	1,655	1,563
0.827% due 04/26/2037	1,669	1,579

Residential Accredit Loans, Inc.
0.456% due 12/25/2046	600	125
0.486% due 05/25/2037	700	176
5.714% due 02/25/2036 (a)	373	195

Residential Asset Securitization Trust
0.656% due 01/25/2046	2,221	1,067

Residential Funding Mortgage Securities I
3.275% due 09/25/2035	573	423
5.646% due 02/25/2036	371	275

Salomon Brothers Mortgage Securities VII, Inc.
0.756% due 05/25/2032	53	44

Structured Adjustable Rate Mortgage Loan Trust
2.653% due 01/25/2035	812	629
2.840% due 09/25/2035	8,560	6,642
5.144% due 01/25/2036	63	54
5.843% due 03/25/2036	364	273

Structured Asset Mortgage Investments, Inc.
0.356% due 09/25/2047	81	81
0.476% due 05/25/2036	3,106	1,770
0.516% due 05/25/2046	445	79

Structured Asset Securities Corp.
2.486% due 06/25/2033	915	826

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/2020	$2,299	$2,023

Wachovia Mortgage Loan Trust LLC
5.429% due 10/20/2035	389	377

WaMu Mortgage Pass-Through Certificates
0.796% due 12/25/2027	704	634
1.070% due 02/25/2047	1,567	927
1.120% due 06/25/2047	546	152
1.180% due 12/25/2046	679	462
1.370% due 08/25/2046	3,116	1,962
1.770% due 06/25/2042	12	10
1.770% due 08/25/2042	15	13
2.384% due 03/25/2033	226	217
2.700% due 06/25/2033	279	268
2.803% due 10/25/2035	348	331
3.003% due 02/27/2034	18	18
3.253% due 07/25/2046	2,151	1,514
5.241% due 02/25/2037	1,496	1,128

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.130% due 04/25/2047	719	155
1.140% due 04/25/2047	669	176
1.210% due 05/25/2047	683	155

Washington Mutual MSC Mortgage Pass-Through Certificates
2.770% due 02/25/2033	4	4

Wells Fargo Mortgage-Backed Securities Trust
0.756% due 07/25/2037	866	561
2.754% due 09/25/2033	385	386
2.915% due 10/25/2035	1,970	1,852
2.953% due 04/25/2035	526	504
4.576% due 03/25/2036	2,942	2,586
4.679% due 12/25/2033	465	471
4.986% due 12/25/2034	635	625
5.442% due 07/25/2036	600	486
5.462% due 04/25/2036	286	239
5.468% due 07/25/2036	1,593	1,273
5.505% due 05/25/2036	1,205	1,000
6.000% due 04/25/2037	3,100	2,849

Total Mortgage-Backed Securities (Cost $287,344)		301,140

ASSET-BACKED SECURITIES 0.9%

AEP Texas Central Transition Funding LLC
6.250% due 01/15/2017	750	898

Aurum CLO 2002-1 Ltd.
0.956% due 04/15/2014	1,553	1,523

Bear Stearns Asset-Backed Securities Trust
0.806% due 09/25/2034	4,000	3,787

Countrywide Asset-Backed Certificates
0.366% due 10/25/2046	6	6

Denver Arena Trust
6.940% due 11/15/2019	206	188

Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015	750	823

Equity One ABS, Inc.
4.145% due 04/25/2034	145	143

First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036	90	89

GSAA Trust
0.556% due 03/25/2037	630	341
0.556% due 05/25/2047	700	388

JCP&L Transition Funding LLC
6.160% due 06/05/2019	650	788

JPMorgan Mortgage Acquisition Corp.
0.316% due 03/25/2047	296	220

54	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman XS Trust
0.486% due 06/25/2046		$398	$41

Morgan Stanley Mortgage Loan Trust
0.616% due 04/25/2037		576	286
5.726% due 10/25/2036		475	274

Nationstar Home Equity Loan Trust
0.376% due 04/25/2037		101	98

SLM Student Loan Trust
0.648% due 01/25/2017		86	86
1.998% due 04/25/2023		15,670	16,236

Venture CDO Ltd.
0.751% due 01/20/2022		2,200	1,955

Total Asset-Backed Securities (Cost $27,551)			28,170

SOVEREIGN ISSUES 23.4%

Bahrain Government International Bond
5.500% due 03/31/2020		5,700	5,993

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	2,400	3,276
5.500% due 07/12/2020		$400	434
6.369% due 06/16/2018		1,000	1,145
6.500% due 06/10/2019		1,000	1,159

Banque Centrale de Tunisie S.A.
8.250% due 09/19/2027		570	724

Brazil Government International Bond
5.875% due 01/15/2019		7,200	8,478
6.000% due 01/17/2017		3,687	4,314
8.000% due 01/15/2018		5,496	6,598
8.250% due 01/20/2034		800	1,168
8.750% due 02/04/2025		2,830	4,167
8.875% due 10/14/2019		9,400	13,277
8.875% due 04/15/2024		8,057	11,864
11.000% due 08/17/2040		14,300	19,877

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024	BRL	26,700	30,510

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		11,675	6,777
10.000% due 01/01/2017		18,912	10,336
10.000% due 01/01/2021		11,121	5,891

Brazilian Government International Bond
4.875% due 01/22/2021		$19,800	21,829

Canada Government Bond
2.500% due 06/01/2015	CAD	39,900	39,807

Canada Housing Trust No. 1
2.450% due 12/15/2015		32,600	31,991

China Development Bank Corp.
5.000% due 10/15/2015		$500	563

Colombia Government International Bond
7.375% due 01/27/2017		11,600	14,355
7.375% due 09/18/2037		3,900	5,158
10.375% due 01/28/2033		275	443
11.750% due 02/25/2020		725	1,142

Export-Import Bank of China
4.875% due 07/21/2015		2,050	2,286
5.250% due 07/29/2014		6,625	7,327

Export-Import Bank of Korea
5.125% due 06/29/2020		4,200	4,539

Guatemala Government Bond
9.250% due 08/01/2013		1,845	2,196
10.250% due 11/08/2011		1,000	1,100

Hong Kong Government International Bond
5.125% due 08/01/2014		750	846

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indonesia Government International Bond
5.875% due 03/13/2020		$33,700	$39,052
6.750% due 03/10/2014		5,800	6,589
6.875% due 03/09/2017		11,200	13,585
6.875% due 01/17/2018		2,000	2,420
7.500% due 01/15/2016		100	122
8.500% due 10/12/2035		200	294
9.500% due 07/15/2031	IDR	163,000,000	20,117
10.000% due 02/15/2028		72,686,000	9,365
11.625% due 03/04/2019		$6,300	9,796

Korea Development Bank
8.000% due 01/23/2014		3,285	3,846

Korea Housing Finance Corp.
4.125% due 12/15/2015		3,500	3,681

Mexico Government International Bond
5.625% due 01/15/2017		15,120	17,373
5.950% due 03/19/2019		12,063	14,216
7.250% due 12/15/2016	MXN	52,000	4,435

Panama Government International Bond
7.250% due 03/15/2015		$10,225	12,270
8.875% due 09/30/2027		2,600	3,790

Peru Government International Bond
7.125% due 03/30/2019		500	629
7.350% due 07/21/2025		8,300	10,811
8.375% due 05/03/2016		4,000	5,080
8.750% due 11/21/2033		6,068	9,056

Philippines Government International Bond
6.375% due 01/15/2032		10,478	12,259
6.375% due 10/23/2034		8,900	10,413
6.500% due 01/20/2020		7,500	9,019
7.750% due 01/14/2031		4,200	5,607
8.375% due 06/17/2019		5,410	7,243

Poland Government International Bond
4.000% due 10/27/2024		55	51
6.375% due 07/15/2019		7,850	9,289

Qatar Government International Bond
4.000% due 01/20/2015		1,400	1,484
5.250% due 01/20/2020		10,200	11,271
6.400% due 01/20/2040		5,500	6,572

Republic of Germany
3.750% due 01/04/2017	EUR	20,000	30,404
4.250% due 07/04/2018		13,200	20,811
4.750% due 07/04/2028		7,900	13,627

Russia Government International Bond
7.500% due 03/31/2030		$60,790	72,747

South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,537
5.875% due 05/30/2022		$750	870
6.500% due 06/02/2014		10,600	12,110
6.875% due 05/27/2019		8,800	10,802
7.375% due 04/25/2012		2,730	2,989

Turkey Government International Bond
5.625% due 03/30/2021		22,000	24,090
6.750% due 05/30/2040		9,200	10,535
6.875% due 03/17/2036		1,000	1,168

Uruguay Government International Bond
6.875% due 01/19/2016	EUR	13,000	19,503
7.625% due 03/21/2036		$1,000	1,295
8.000% due 11/18/2022		12,054	15,550
9.250% due 05/17/2017		100	132

Vietnam Government International Bond
4.000% due 03/12/2028		10,000	9,982
6.875% due 01/15/2016		3,000	3,323

Total Sovereign Issues (Cost $691,156)			780,780

	SHARES	MARKET VALUE (000S)
WARRANTS 0.0%

ENERGY 0.0%
SemGroup Corp. - Exp. 11/30/2014	14,027	$74

Total Warrants (Cost $63)		74

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.3%

REPURCHASE AGREEMENTS 0.3%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	$8,000	8,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $8,162. Repurchase proceeds are $8,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	1,212	1,212
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $1,237. Repurchase proceeds are $1,212.)

		9,212

U.S. TREASURY BILLS 0.3%
0.130% due 10/07/2010 - 01/13/2011 (d)(f)(g)(i)	9,129	9,128

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 1.7%
	5,822,547	58,330

Total Short-Term Instruments (Cost $76,670)		76,670

Total Investments 101.6% (Cost $3,167,744)		$3,387,545

Written Options (k) (0.3%) (Premiums $5,820)		(8,198)

Other Assets and Liabilities (Net) (1.3%)		(44,046)

Net Assets 100.0%		$3,335,301

See Accompanying Notes	Semiannual Report	September 30, 2010	55

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average yield.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $10,732 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	Securities with an aggregate market value of $290 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $26,792 at a weighted average interest rate of 0.371%. On September 30, 2010, securities valued at $47,449 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $6,941 and have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	3,174	$13,263
90-Day Eurodollar June Futures	Long	06/2011	1,192	3,070
90-Day Eurodollar March Futures	Long	03/2012	75	25
90-Day Eurodollar September Futures	Long	09/2011	1,817	4,434
Euro-Bobl December Futures	Long	12/2010	216	(117)
Euro-Bund 10-Year Bond December Futures	Long	12/2010	349	442
U.S. Treasury 10-Year Note December Futures	Long	12/2010	190	263
United Kingdom Government 10-Year Bond December Futures	Long	12/2010	313	(213)

				$21,167

(j)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp.	MLP	(1.370%	)	12/20/2017	8.358%	$	2,500	$670	$0	$670
American General Finance Corp.	RBS	(1.300%	)	12/20/2017	8.358%		2,500	677	0	677
CenturyLink, Inc.	BOA	(0.595%	)	06/20/2017	2.353%		5,000	514	0	514
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.731%		5,000	275	0	275
CSX Corp.	UBS	(0.880%	)	06/20/2017	0.612%		5,000	(86)	0	(86)
FBG Finance Ltd.	BCLY	(1.600%	)	06/20/2015	0.805%		1,000	(37)	0	(37)
HCP, Inc.	BOA	(1.227%	)	03/20/2018	1.937%		5,000	227	0	227
Limited Brands, Inc.	GSC	(2.410%	)	09/20/2017	2.302%		2,000	(15)	0	(15)
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	1.309%		5,000	128	0	128
Pulte Group, Inc.	DUB	(1.000%	)	03/20/2014	2.599%		10,500	544	327	217
Royal Caribbean Cruises Ltd.	GSC	(5.000%	)	03/20/2011	1.982%		9,000	(141)	(145)	4

								$2,756	$182	$2,574

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.877%	$	4,500	$7	$0	$7
America Movil SAB de C.V.	DUB	1.000%	03/20/2012	0.986%		5,900	3	(15)	18
American International Group, Inc.	BCLY	1.950%	03/20/2013	1.637%		2,800	23	0	23
American International Group, Inc.	DUB	5.000%	09/20/2013	1.789%		100	9	(13)	22
American International Group, Inc.	RBS	1.975%	03/20/2013	1.637%		5,400	47	0	47
Biomet, Inc.	CSFB	8.000%	03/20/2014	2.333%		1,473	252	0	252
BP Capital Markets PLC	BCLY	1.000%	06/20/2015	1.613%	EUR	2,800	(101)	(421)	320
BP Capital Markets PLC	BCLY	1.000%	09/20/2011	0.641%	$	100	0	(7)	7
BP Capital Markets PLC	BNP	1.000%	09/20/2011	0.641%		900	3	(65)	68
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%		5,500	243	(77)	320
BP Capital Markets PLC	GSC	1.000%	09/20/2011	0.641%		1,200	5	(62)	67
BP Capital Markets PLC	HSBC	1.000%	09/20/2011	0.641%		600	2	(44)	46
BP Capital Markets PLC	JPM	5.000%	06/20/2015	1.604%		1,200	182	36	146
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.561%		1,800	16	0	16
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.561%		1,800	16	0	16
Brazil Government International Bond	CSFB	1.000%	12/20/2010	0.487%		9,500	14	34	(20)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.487%		4,400	7	16	(9)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.487%		5,000	7	19	(12)
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.154%		10,000	(74)	(94)	20
Brazil Government International Bond	MSC	1.470%	02/20/2017	1.242%		700	10	0	10

56	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.487%	$	10,000	$15	$39	$(24)
California State General Obligation Bonds, Series 2003	GSC	1.580%	09/20/2011	1.454%		8,000	20	0	20
Celestica, Inc.	BCLY	2.850%	09/20/2011	0.143%		2,100	58	0	58
Chesapeake Energy Corp.	CSFB	1.000%	06/20/2012	1.480%		3,700	(29)	0	(29)
Chesapeake Energy Corp.	CSFB	1.710%	09/20/2012	1.613%		4,500	11	0	11
Chesapeake Energy Corp.	JPM	5.000%	09/20/2014	2.943%		1,900	148	(142)	290
China Government International Bond	BCLY	1.000%	06/20/2011	0.192%		13,200	82	72	10
China Government International Bond	BCLY	1.000%	09/20/2015	0.666%		4,000	66	38	28
China Government International Bond	BNP	1.000%	09/20/2015	0.666%		2,900	48	27	21
China Government International Bond	CITI	1.000%	09/20/2015	0.666%		1,400	23	13	10
China Government International Bond	HSBC	1.000%	09/20/2015	0.666%		1,100	18	10	8
China Government International Bond	MSC	1.000%	09/20/2015	0.666%		3,100	51	25	26
China Government International Bond	RBS	1.000%	09/20/2015	0.666%		4,000	66	37	29
Citigroup, Inc.	MSC	0.163%	06/20/2011	1.386%		12,000	(106)	0	(106)
Codelco, Inc.	BCLY	1.000%	12/20/2011	0.540%		9,400	56	15	41
Codere Finance S.A.	GSC	3.920%	12/20/2012	4.763%	EUR	1,700	(38)	0	(38)
Codere Finance S.A.	JPM	4.150%	12/20/2012	4.763%		1,500	(23)	0	(23)
Colombia Government International Bond	UBS	1.070%	01/20/2012	0.648%	$	1,000	8	0	8
Conti-Gummi Finance B.V.	BCLY	5.000%	12/20/2013	3.694%	EUR	2,200	120	103	17
Conti-Gummi Finance B.V.	UBS	5.000%	12/20/2013	3.694%		4,200	230	214	16
Dynegy Holdings, Inc.	BCLY	5.000%	09/20/2014	9.771%	$	1,800	(268)	(360)	92
El Paso Corp.	BOA	5.000%	09/20/2014	2.408%		400	39	(30)	69
El Paso Corp.	CSFB	5.000%	09/20/2014	2.408%		6,300	621	(466)	1,087
Emirate of Abu Dhabi	CITI	1.000%	12/20/2014	1.014%		600	0	(15)	15
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2014	1.014%		800	0	(20)	20
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.454%		2,300	7	2	5
Emirate of Abu Dhabi	GSC	1.000%	12/20/2014	1.014%		800	0	(26)	26
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	1.014%		300	0	(10)	10
Ford Motor Credit Co. LLC	UBS	5.000%	12/20/2010	1.359%		4,400	43	(1,100)	1,143
France Government Bond	DUB	0.250%	09/20/2015	0.780%		2,500	(63)	(91)	28
France Government Bond	JPM	0.250%	09/20/2015	0.780%		3,500	(89)	(123)	34
France Telecom S.A.	UBS	0.330%	09/20/2011	0.267%	EUR	3,900	4	0	4
France Telecom S.A.	WAC	0.325%	09/20/2011	0.267%		3,900	3	0	3
Freeport-McMoRan Copper & Gold, Inc.	BOA	0.910%	06/20/2012	0.616%	$	1,800	9	0	9
Freeport-McMoRan Copper & Gold, Inc.	MSC	0.890%	06/20/2012	0.616%		5,950	30	0	30
Gazprom OAO Via Morgan Stanley Bank AG	DUB	1.490%	09/20/2017	2.313%		5,000	(248)	0	(248)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	1.413%		5,200	327	134	193
General Electric Capital Corp.	BOA	1.000%	12/20/2012	1.501%		1,400	(15)	(45)	30
General Electric Capital Corp.	BOA	7.000%	06/20/2013	1.623%		400	58	0	58
General Electric Capital Corp.	CITI	7.250%	03/20/2012	1.378%		500	44	0	44
General Electric Capital Corp.	CITI	6.950%	03/20/2013	1.584%		5,000	658	0	658
General Electric Capital Corp.	CITI	3.950%	03/20/2017	1.886%		9,425	1,125	0	1,125
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.112%		100	0	(1)	1
General Electric Capital Corp.	DUB	1.070%	12/20/2012	1.538%		3,540	(35)	0	(35)
General Electric Capital Corp.	GSC	5.000%	06/20/2012	1.413%		5,000	314	(350)	664
Goldman Sachs Group, Inc.	MSC	0.235%	06/20/2012	1.175%		4,000	(64)	0	(64)
HCA, Inc.	CSFB	5.000%	03/20/2014	2.567%		880	65	(132)	197
HSBC Finance Corp.	DUB	5.000%	12/20/2011	0.832%		100	5	5	0
HSBC Finance Corp.	DUB	5.000%	09/20/2013	1.151%		120	14	11	3
Indonesia Government International Bond	HSBC	1.000%	12/20/2015	1.420%		4,250	(87)	(93)	6
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.420%		6,250	(127)	(130)	3
Indonesia Government International Bond	RBS	1.390%	12/20/2011	0.527%		5,000	55	0	55
Indonesia Government International Bond	RBS	1.525%	12/20/2011	0.527%		3,000	38	0	38
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.656%	EUR	19,400	(38)	0	(38)
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.658%	$	11,000	12	(12)	24
Mexico Government International Bond	GSC	2.050%	09/20/2013	0.946%		210	7	0	7
Mexico Government International Bond	GSC	1.000%	03/20/2015	1.121%		30,000	(147)	(595)	448
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.658%		2,200	2	5	(3)
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.658%		2,100	4	7	(3)
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.227%		650	(10)	0	(10)
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.658%		800	2	3	(1)
Mexico Government International Bond	MSC	2.070%	09/20/2013	0.946%		530	18	0	18
Mexico Government International Bond	MSC	2.170%	09/20/2013	0.946%		120	4	0	4
Mexico Government International Bond	RBS	1.000%	12/20/2010	0.658%		5,000	5	9	(4)
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.658%		700	1	1	0
Mexico Government International Bond	RBS	1.000%	12/20/2015	1.205%		5,000	(50)	(79)	29
Mexico Government International Bond	UBS	1.000%	03/20/2015	1.121%		17,900	(88)	(324)	236
NRG Energy, Inc.	CSFB	5.000%	06/20/2015	5.064%		1,000	(1)	(15)	14
NRG Energy, Inc.	UBS	5.000%	06/20/2015	5.064%		500	(1)	(8)	7
Peru Government International Bond	MSC	1.960%	10/20/2016	1.264%		600	29	0	29
Petrobras International Finance Co.	CITI	1.000%	09/20/2011	1.050%		9,000	(1)	(37)	36
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		15,500	(68)	(192)	124
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	1.050%		2,600	0	(9)	9

See Accompanying Notes	Semiannual Report	September 30, 2010	57

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	1.264%	$	900	$(5)	$(5)	$0
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.571%		4,100	(109)	(141)	32
Petroleos Mexicanos	BCLY	0.880%	04/20/2011	0.801%		11,500	51	0	51
Philippines Government International Bond	BNP	1.000%	09/20/2015	1.357%		2,300	(38)	(52)	14
Philippines Government International Bond	CITI	1.000%	09/20/2015	1.357%		4,900	(81)	(110)	29
Philippines Government International Bond	CITI	1.770%	12/20/2017	1.571%		5,200	70	0	70
Philippines Government International Bond	DUB	2.500%	09/20/2017	1.556%		4,500	272	0	272
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.556%		300	17	0	17
Philippines Government International Bond	UBS	2.260%	03/20/2013	0.796%		3,800	139	0	139
Qatar Government International Bond	UBS	1.000%	12/20/2014	0.904%		2,100	9	(30)	39
RRI Energy, Inc.	GSC	5.000%	09/20/2014	6.947%		4,000	(252)	(657)	405
Russia Government International Bond	CITI	1.000%	12/20/2010	0.606%		2,400	3	1	2
Russia Government International Bond	DUB	1.000%	12/20/2010	0.606%		4,550	5	2	3
Russia Government International Bond	GSC	1.000%	12/20/2010	0.606%		3,550	4	4	0
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.650%	07/20/2011	1.439%		3,900	20	0	20
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	CSFB	1.870%	10/20/2012	1.856%		1,400	12	0	12
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MSC	1.000%	12/20/2010	1.369%		10,000	(5)	(42)	37
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MSC	2.000%	10/20/2012	1.856%		3,000	36	0	36
SLM Corp.	BOA	0.820%	06/20/2012	3.745%		4,500	(217)	0	(217)
SLM Corp.	BOA	5.000%	09/20/2014	4.873%		5,800	34	(653)	687
South Korea Government Bond	CITI	0.520%	12/20/2010	0.478%		2,500	1	0	1
South Korea Government Bond	CITI	0.540%	12/20/2010	0.478%		3,000	1	0	1
South Korea Government Bond	UBS	0.550%	12/20/2010	0.478%		3,100	1	0	1
SunGard Data Systems, Inc.	BCLY	5.000%	09/20/2014	4.682%		500	6	(55)	61
SunGard Data Systems, Inc.	CITI	5.000%	09/20/2014	4.682%		2,100	27	(234)	261
SunGard Data Systems, Inc.	CSFB	5.000%	09/20/2014	4.682%		2,400	31	(270)	301
Telecom Italia Capital S.A.	UBS	0.520%	09/20/2011	1.409%	EUR	3,900	(45)	0	(45)
Telecom Italia Capital S.A.	WAC	0.525%	09/20/2011	1.409%		3,900	(45)	0	(45)
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.610%	$	9,000	164	75	89
United Kingdom Gilt	CSFB	1.000%	09/20/2015	0.629%		2,300	42	24	18
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.137%		3,000	3	0	3
Verizon Communications, Inc.	CITI	1.000%	06/20/2013	0.524%		200	3	2	1
Wells Fargo & Co.	BCLY	1.000%	03/20/2013	0.680%		2,000	16	(41)	57
Wells Fargo & Co.	CITI	1.000%	03/20/2013	0.680%		1,100	9	(25)	34
Wells Fargo & Co.	MSC	1.000%	03/20/2013	0.680%		900	7	(21)	28

							$3,824	$(6,556)	$10,380

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	JPM	5.000%	12/20/2014	$	31,600	$3,482	$3,318	$164
CDX.EM-13 Index	BCLY	5.000%	06/20/2015		9,600	1,189	1,199	(10)
CDX.EM-13 Index	GSC	5.000%	06/20/2015		3,900	483	487	(4)
CDX.EM-13 Index	MSC	5.000%	06/20/2015		10,400	1,289	1,316	(27)
CDX.EM-13 Index	RBS	5.000%	06/20/2015		20,000	2,479	2,380	99
CDX.EM-13 Index	UBS	5.000%	06/20/2015		11,000	1,363	1,308	55
CDX.EM-14 Index	BCLY	5.000%	12/20/2015		28,700	3,820	3,571	249
CDX.EM-14 Index	BOA	5.000%	12/20/2015		22,400	2,982	2,778	204
CDX.EM-14 Index	CITI	5.000%	12/20/2015		20,100	2,655	2,492	163
CDX.EM-14 Index	DUB	5.000%	12/20/2015		10,900	1,451	1,352	99
CDX.EM-14 Index	MSC	5.000%	12/20/2015		4,600	612	598	14
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		8,666	(18)	0	(18)
CDX.HY-10 3-Year Index 25-35%	MLP	2.360%	06/20/2011		2,000	34	0	34
CDX.HY-10 5-Year Index	BCLY	5.000%	06/20/2013		9,657	456	(640)	1,096
CDX.HY-11 5-Year Index	GSC	5.000%	12/20/2013		44,109	1,668	(8,712)	10,380
CDX.IG-5 Index	GSC	0.450%	12/20/2010		14,460	(1)	(6)	5
CDX.IG-6 Index	DUB	0.400%	06/20/2011		16,252	(32)	22	(54)
CDX.IG-6 Index	MSC	0.400%	06/20/2011		956	(2)	0	(2)
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		27,100	(80)	(113)	33
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		41,200	(121)	(171)	50
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015		142,200	(418)	(472)	54
iTraxx Europe 4 Index	MSC	0.350%	12/20/2010	EUR	43,251	28	(38)	66
iTraxx Europe 5 Index	MSC	0.400%	06/20/2011		2,480	2	14	(12)
iTraxx Europe Crossover 5 Index	DUB	2.900%	06/20/2011		4,682	90	87	3
iTraxx Europe Crossover 5 Index	JPM	2.900%	06/20/2011		6,665	129	129	0
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012		2,820	(23)	50	(73)
iTraxx Europe Crossover 9 Index	DUB	6.500%	06/20/2013		23,920	2,592	254	2,338

58	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MCDX 5-Year Index	MSC	1.000%	06/20/2015	$	17,000	$(742)	$(733)	$(9)

						$25,367	$10,470	$14,897

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	1.970%	12/15/2011	JPM	EUR	23,000	$824	$0	$824
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC	BRL	37,300	391	47	344
Pay	1-Year BRL-CDI	11.140%	01/02/2012	JPM		8,200	86	10	76
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC		32,800	540	217	323
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		12,200	68	(5)	73
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		2,400	11	0	11
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		49,800	270	0	270
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		49,600	344	61	283
Pay	6-Month EUR-EURIBOR	2.500%	09/15/2011	HSBC	EUR	11,000	181	64	117
Pay	6-Month EUR-EURIBOR	4.000%	09/19/2017	BCLY		4,100	634	(309)	943
Pay	6-Month EUR-EURIBOR	4.500%	03/18/2019	DUB		500	121	14	107
Pay	6-Month EUR-EURIBOR	4.000%	03/17/2020	DUB		23,000	4,412	469	3,943
Pay	28-Day MXN TIIE	7.780%	04/09/2019	JPM	MXN	20,000	154	19	135

							$8,036	$587	$7,449

(k)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	59	$18	$26
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	59	15	4

				$33	$30

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$73,300	$386	$4,294
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	73,300	542	0
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	5,200	36	35
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	5,500	25	322
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	5,500	26	0
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010	15,800	52	69
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010	15,800	74	21
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	5,300	36	35
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	29,000	301	193
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010	15,800	52	69
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010	15,800	73	21
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.500%	12/13/2010	33,500	99	147
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.100%	12/13/2010	33,500	142	44
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	10,400	67	69
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	61,100	474	0

See Accompanying Notes	Semiannual Report	September 30, 2010	59

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	$	28,400	$278	$189
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		231,200	1,856	1,546

								$4,519	$7,054

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	11/17/2010	EUR	3,100	$13	$6
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	11/17/2010		3,100	11	3
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010		32,300	85	83
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		32,300	80	72
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	11/17/2010	$	8,600	23	4
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	11/17/2010		8,600	18	10
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010		37,000	74	62
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		37,000	106	46
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010		1,800	5	4
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		1,800	6	2
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	12/15/2010		4,400	14	8
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.900%	12/15/2010	EUR	3,200	16	8
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	12/15/2010	$	4,400	13	5
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	12/15/2010	EUR	3,200	12	7
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011	$	32,000	70	91
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	32,000	99	117
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011	$	32,000	176	152
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011		16,000	75	58
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011	EUR	32,000	257	262
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		16,000	115	114

							$1,268	$1,114

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	170	$1,142,600	EUR	174,900	$7,361
Sales	118	699,500		348,400	5,424
Closing Buys	(170)	(932,800)		(366,100)	(6,473)
Expirations	0	(54,200)		0	(358)
Exercised	0	(13,100)		0	(134)

Balance at 09/30/2010	118	$842,000	EUR	157,200	$5,820

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	6,840	10/2010	DUB	$367	$0	$367
Sell	BRL	73,366	10/2010	BCLY	0	(2,568)	(2,568)
Buy		73,366	10/2010	HSBC	1,934	0	1,934
Sell		73,366	12/2010	HSBC	0	(1,961)	(1,961)
Buy		17,174	12/2010	MSC	229	0	229
Buy		14,570	12/2010	RBS	208	0	208
Buy	CAD	1,398	11/2010	BOA	14	(1)	13
Sell		33,339	11/2010	BOA	37	0	37
Buy		700	11/2010	DUB	0	(4)	(4)
Buy		1,998	11/2010	RBC	30	0	30
Buy		896	11/2010	RBS	4	(2)	2
Buy	CNY	69,212	01/2011	BCLY	27	0	27
Buy		42,898	01/2011	BOA	3	0	3
Buy		150,614	01/2011	CITI	104	(51)	53
Buy		125,642	01/2011	DUB	224	0	224
Buy		76,490	01/2011	MSC	4	0	4
Buy		108,478	09/2011	BCLY	77	0	77
Sell	EUR	5,453	10/2010	BOA	0	(225)	(225)
Sell		12,223	10/2010	CITI	0	(518)	(518)
Sell		179,619	10/2010	DUB	0	(14,705)	(14,705)
Sell		6,457	10/2010	MSC	0	(315)	(315)
Sell		5,388	10/2010	RBC	0	(144)	(144)
Buy		6,156	10/2010	RBS	0	(6)	(6)
Sell		2,112	10/2010	UBS	0	(102)	(102)

60	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	21,302	11/2010	BCLY	$820	$0	$820
Sell		9,624	11/2010	BCLY	0	(350)	(350)
Sell		8,189	11/2010	BNP	0	(127)	(127)
Sell		15,756	11/2010	CITI	0	(1,419)	(1,419)
Buy		126	11/2010	CSFB	7	0	7
Sell		4,373	11/2010	CSFB	0	(25)	(25)
Sell		28,365	11/2010	DUB	0	(2,329)	(2,329)
Sell		14,338	11/2010	RBS	12	(111)	(99)
Sell		7,316	11/2010	UBS	0	(113)	(113)
Sell	GBP	466	12/2010	BNP	5	0	5
Buy		4,026	12/2010	BOA	65	0	65
Sell		22,837	12/2010	CITI	0	(399)	(399)
Sell		5,241	12/2010	CSFB	49	0	49
Sell		4,865	12/2010	GSC	0	(64)	(64)
Sell		10,989	12/2010	UBS	0	(163)	(163)
Buy	INR	804,659	11/2010	CITI	563	0	563
Buy		365,789	11/2010	HSBC	264	0	264
Sell	JPY	167,361	12/2010	BCLY	0	(18)	(18)
Buy	KRW	13,718,373	11/2010	BCLY	309	0	309
Buy		2,303,490	11/2010	BOA	61	0	61
Buy		7,781,890	11/2010	CITI	233	0	233
Buy		7,046,952	11/2010	DUB	40	0	40
Buy		234,600	11/2010	GSC	5	0	5
Buy		23,410,608	11/2010	JPM	12	(84)	(72)
Buy		6,665,847	11/2010	MSC	198	0	198
Buy		1,630,390	11/2010	RBS	89	0	89
Buy	MXN	324,281	02/2011	BCLY	879	0	879
Buy		11,904	02/2011	DUB	14	0	14
Buy	PHP	165,520	11/2010	CITI	125	0	125
Buy		75,764	11/2010	DUB	58	0	58
Buy	SGD	19,480	03/2011	BOA	326	0	326
Buy		4,818	03/2011	DUB	59	0	59
Buy		4,040	03/2011	JPM	74	0	74
Buy		4,840	03/2011	RBS	87	0	87
Buy	TRY	5,763	10/2010	CITI	217	0	217
Buy		2,806	10/2010	HSBC	111	0	111

					$7,944	$(25,804)	$(17,860)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$74,021	$0	$74,021
Corporate Bonds & Notes
Banking & Finance	2,481	876,557	1,193	880,231
Industrials	4,170	827,027	0	831,197
Utilities	0	206,362	0	206,362
Convertible Bonds & Notes
Industrials	0	6,493	0	6,493
Municipal Bonds & Notes
Alaska	0	135	0	135
California	0	26,816	0	26,816
Illinois	0	882	0	882
Indiana	0	2,193	0	2,193
Iowa	0	190	0	190
Kentucky	0	556	0	556
Massachusetts	0	3,963	0	3,963
Minnesota	0	625	0	625
New Jersey	0	2,164	0	2,164
New York	0	13,258	0	13,258
Ohio	0	11,353	0	11,353
Pennsylvania	0	1,007	0	1,007
Tennessee	0	1,818	0	1,818
Texas	0	1,421	0	1,421
West Virginia	0	15,842	0	15,842
U.S. Government Agencies	0	15,352	0	15,352
U.S. Treasury Obligations	0	104,832	0	104,832
Mortgage-Backed Securities	0	297,180	3,960	301,140

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Asset-Backed Securities	$0	$26,215	$1,955	$28,170
Sovereign Issues	0	780,780	0	780,780
Warrants
Energy	0	0	74	74
Short-Term Instruments
Repurchase Agreements	0	9,212	0	9,212
U.S. Treasury Bills	0	9,128	0	9,128
PIMCO Short-Term Floating NAV Portfolio	58,330	0	0	58,330
Investments, at value	$64,981	$3,315,382	$7,182	$3,387,545

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	29,172	0	29,172
Foreign Exchange Contracts	0	7,944	0	7,944
Interest Rate Contracts	21,497	7,449	0	28,946
	$21,497	$44,565	$0	$66,062

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,321)	(1,114)	(2,435)
Foreign Exchange Contracts	0	(25,804)	0	(25,804)
Interest Rate Contracts	(330)	(7,084)	0	(7,414)
	$(330)	$(34,209)	$(1,114)	$(35,653)

Totals	$86,148	$3,325,738	$6,068	$3,417,954

See Accompanying Notes	Semiannual Report	September 30, 2010	61

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$1,056	$0	$0	$0	$0	$137	$0	$0	$1,193	$137
Mortgage-Backed Securities	4,577	3,974	(618)	13	65	375	0	(4,426)	3,960	283
Asset-Backed Securities	2,633	1,936	(1,181)	3	5	82	0	(1,523)	1,955	16
Warrants
Energy	116	0	0	0	0	(42)	0	0	74	(41)

Investments, at value	$8,382	$5,910	$(1,799)	$16	$70	$552	$0	$(5,949)	$7,182	$395
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(444)	$0	$(1,268)	$0	$620	$(22)	$0	$0	$(1,114)	$154

Totals	$7,938	$5,910	$(3,067)	$16	$690	$530	$0	$(5,949)	$6,068	$549

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(o)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$7,944	$0	$0	$0	$7,944
Unrealized appreciation on swap agreements	7,449	0	29,172	0	0	36,621

	$7,449	$7,944	$29,172	$0	$0	$44,565

Liabilities:
Written options outstanding	$7,084	$0	$1,114	$0	$0	$8,198
Variation margin payable (2)	358	0	0	0	0	358
Unrealized depreciation on foreign currency contracts	0	25,804	0	0	0	25,804
Unrealized depreciation on swap agreements	0	0	1,321	0	0	1,321

	$7,442	$25,804	$2,435	$0	$0	$35,681

62	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$24,529	$(6,167)	$(9,396)	$0	$0	$8,966
Net realized gain on foreign currency transactions	0	10,210	0	0	0	10,210

	$24,529	$4,043	$(9,396)	$0	$0	$19,176

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$5,029	$581	$22,367	$0	$0	$27,977
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(19,861)	0	0	0	(19,861)

	$5,029	$(19,280)	$22,367	$0	$0	$8,116

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $21,167 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	63

Schedule of Investments  PIMCO Emerging Local Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.2%

CORPORATE BONDS & NOTES 0.2%

Westpac Banking Corp.
0.482% due 12/14/2012		$8,000	$8,008

Total Australia (Cost $8,000)			8,008

BRAZIL 14.1%

CORPORATE BONDS & NOTES 0.1%

Banco do Brasil S.A.
4.500% due 01/22/2015		$860	906

Cia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	5,750	4,134

			5,040

SOVEREIGN ISSUES 14.0%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		212,725	123,492
10.000% due 01/01/2013		75,925	43,224
10.000% due 01/01/2017		977,382	534,479
10.000% due 01/01/2021		83,016	43,968

			745,163

Total Brazil (Cost $678,690)			750,203

CANADA 0.1%

CORPORATE BONDS & NOTES 0.1%

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		$5,600	5,698

Total Canada (Cost $5,610)			5,698

CHILE 0.1%

SOVEREIGN ISSUES 0.1%

Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023	CLP	1,493,799	3,433

Bonos del Banco Central de Chile en UF
3.000% due 07/01/2018		1,195,039	2,461
3.000% due 10/01/2018		32,010	65

Bonos del Banco Central de Chile en UF CPI Linked Bond
3.000% due 05/01/2017		640,200	1,316

Total Chile (Cost $5,646)			7,275

COLOMBIA 4.2%

SOVEREIGN ISSUES 4.2%

Bogota Distrito Capital
9.750% due 07/26/2028	COP	31,200,000	24,224

Colombia Government International Bond
2.176% due 11/16/2015		$6,580	6,712
3.842% due 03/18/2013		2,550	2,601
7.750% due 04/14/2021	COP	51,943,000	33,918
8.250% due 12/22/2014		$1,630	2,001
9.850% due 06/28/2027	COP	112,846,000	89,627
12.000% due 10/22/2015		85,676,000	62,625

Total Colombia (Cost $175,699)			221,708

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EGYPT 0.3%

CORPORATE BONDS & NOTES 0.3%

Petroleum Export II Ltd.
6.340% due 06/20/2011		$6,773	$6,756

Petroleum Export Ltd.
5.265% due 06/15/2011		8,794	8,779

			15,535

SOVEREIGN ISSUES 0.0%

Egypt Government International Bond
8.750% due 07/18/2012	EGP	10,800	1,910

Total Egypt (Cost $17,431)			17,445

EL SALVADOR 0.1%

SOVEREIGN ISSUES 0.1%

El Salvador Government International Bond
8.500% due 07/25/2011		$5,000	5,300

Total El Salvador (Cost $5,165)			5,300

FRANCE 0.5%

CORPORATE BONDS & NOTES 0.5%

Dexia Credit Local S.A.
0.778% due 01/12/2012		$28,900	28,765

Total France (Cost $28,900)			28,765

GUATEMALA 0.1%

SOVEREIGN ISSUES 0.1%

Guatemala Government Bond
9.250% due 08/01/2013		$840	1,000
10.250% due 11/08/2011		4,000	4,400

Total Guatemala (Cost $5,297)			5,400

HUNGARY 1.3%

SOVEREIGN ISSUES 1.3%

Hungary Government Bond
5.500% due 02/12/2014	HUF	730,040	3,502
5.500% due 02/12/2016		6,319,600	29,754
6.000% due 10/12/2011		1,060,000	5,259
6.000% due 10/24/2012		537,300	2,646
6.500% due 06/24/2019		620,000	3,007
6.750% due 11/24/2017		478,000	2,377
7.500% due 11/12/2020		4,270,000	22,203

Total Hungary (Cost $70,264)			68,748

INDONESIA 9.0%

CORPORATE BONDS & NOTES 0.3%

Majapahit Holding BV
7.250% due 10/17/2011		$12,400	13,027

SOVEREIGN ISSUES 8.7%

Indonesia Government International Bond
9.500% due 07/15/2023	IDR	112,807,000	14,201
9.500% due 07/15/2031		302,330,000	37,313
10.000% due 07/15/2017		79,000,000	10,076
10.000% due 02/15/2028		468,161,000	60,316
10.500% due 08/15/2030		943,364,000	126,866
10.500% due 07/15/2038		$362,238,000	48,101

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
11.000% due 12/15/2012		$127,850,000	$15,598
11.000% due 10/15/2014		85,000,000	10,817
11.000% due 11/15/2020		618,548,000	85,957
11.000% due 09/15/2025		170,000,000	23,837
11.250% due 05/15/2014		850,000	108
11.500% due 09/15/2019		46,330,000	6,508
12.800% due 06/15/2021		166,974,000	25,670
13.450% due 08/15/2011		50,000	6

			465,374

Total Indonesia (Cost $394,400)			478,401

IRELAND 0.1%

CORPORATE BONDS & NOTES 0.1%

DanFin Funding Ltd.
1.226% due 07/16/2013		$5,000	4,998

Total Ireland (Cost $5,000)			4,998

KAZAKHSTAN 0.7%

CORPORATE BONDS & NOTES 0.7%

Intergas Finance BV
6.875% due 11/04/2011		$3,900	4,095

Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		12,700	12,938

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		17,597	18,609

Total Kazakhstan (Cost $34,790)			35,642

LUXEMBOURG 0.4%

CORPORATE BONDS & NOTES 0.4%

Fiat Finance & Trade S.A.
9.000% due 07/30/2012	EUR	7,300	10,801

Sberbank Via SB Capital S.A.
5.930% due 11/14/2011		$9,000	9,385

Telecom Italia Capital S.A.
0.946% due 02/01/2011		2,600	2,596

Total Luxembourg (Cost $22,245)			22,782

MALAYSIA 4.4%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
7.000% due 05/22/2012		$7,300	7,932

SOVEREIGN ISSUES 4.3%

Malaysia Government International Bond
3.741% due 02/27/2015	MYR	302,650	100,044
3.835% due 08/12/2015		282,380	93,884
4.240% due 02/07/2018		2,300	780
4.378% due 11/29/2019		90,460	31,114
7.500% due 07/15/2011		$1,050	1,103

			226,925

Total Malaysia (Cost $215,759)			234,857

MEXICO 11.3%

CORPORATE BONDS & NOTES 0.5%

BBVA Bancomer S.A.
7.250% due 04/22/2020		$1,000	1,077

64	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hipotecaria Su Casita S.A. de C.V.
6.250% due 06/25/2012	MXN	152,860	$4,790
6.510% due 03/26/2012		23,650	963

Pemex Finance Ltd.
9.030% due 02/15/2011		$700	712

Pemex Project Funding Master Trust
0.896% due 12/03/2012		12,000	11,970
5.500% due 02/24/2025	EUR	5,000	6,817

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	25,000	2,113

			28,442

SOVEREIGN ISSUES 10.8%

Mexico Government International Bond
7.000% due 06/19/2014		471,300	39,612
7.750% due 12/14/2017		280,000	24,546
8.000% due 12/17/2015		53,100	4,645
8.000% due 06/11/2020		210,000	18,969
8.500% due 12/13/2018		2,406,267	221,339
9.000% due 12/20/2012		1,012,018	86,720
9.500% due 12/18/2014		1,955,001	178,890

			574,721

Total Mexico (Cost $575,881)			603,163

PANAMA 0.1%

SOVEREIGN ISSUES 0.1%

Panama Government International Bond
7.250% due 03/15/2015		$510	612
9.375% due 07/23/2012		1,300	1,489
9.625% due 02/08/2011		3,000	3,105

Total Panama (Cost $5,092)			5,206

PERU 1.3%

SOVEREIGN ISSUES 1.3%

Peru Government International Bond
6.850% due 02/12/2042	PEN	35,500	13,359
6.900% due 08/12/2037		19,150	7,402
7.840% due 08/12/2020		4,750	1,984
9.125% due 02/21/2012		$8,000	8,880
9.910% due 05/05/2015	PEN	81,734	35,362

Total Peru (Cost $61,732)			66,987

PHILIPPINES 0.5%

SOVEREIGN ISSUES 0.5%

Philippines Government International Bond
4.950% due 01/15/2021	PHP	1,066,000	24,940

Total Philippines (Cost $24,073)			24,940

POLAND 13.7%

SOVEREIGN ISSUES 13.7%

Poland Government International Bond
0.000% due 07/25/2012	PLN	14,000	4,433
0.000% due 10/25/2012		419,200	132,471
4.250% due 05/24/2011		43,920	15,128
4.750% due 04/25/2012		64,400	22,249
5.000% due 10/24/2013		30,000	10,353
5.250% due 04/25/2013		50,000	17,400
5.250% due 10/25/2017		57,140	19,633
5.500% due 04/25/2015		970,600	338,839
5.500% due 10/25/2019		47,500	16,485
5.750% due 04/25/2014		243,680	85,968

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 09/23/2022		$83,985	$29,485
6.000% due 11/24/2010		37,030	12,775
6.250% due 07/03/2012		$1,000	1,089
6.250% due 10/24/2015	PLN	56,790	20,475

Total Poland (Cost $686,093)			726,783

QATAR 0.8%

CORPORATE BONDS & NOTES 0.8%

Qatar Petroleum
5.579% due 05/30/2011		$3,168	3,215

Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014		4,305	4,795

Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		23,280	24,581
5.500% due 09/30/2014		8,600	9,435
5.832% due 09/30/2016		2,387	2,603

Total Qatar (Cost $43,652)			44,629

RUSSIA 2.4%

CORPORATE BONDS & NOTES 2.4%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$4,470	4,705
6.103% due 06/27/2012		20,700	21,799

Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		8,114	8,448

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		11,980	13,734

Gazprom Via Gaz Capital S.A.
7.343% due 04/11/2013		200	218
8.125% due 07/31/2014		2,400	2,725

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		10,798	11,257

JPMorgan Chase Bank N.A.
3.254% due 02/11/2011 (h)		1,900	1,839

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.875% due 11/29/2010		16,620	16,786
7.175% due 05/16/2013		2,370	2,556
9.000% due 06/11/2014		860	991

Sberbank Via SB Capital S.A.
6.468% due 07/02/2013		1,360	1,457

TNK-BP Finance S.A.
6.125% due 03/20/2012		6,400	6,672
6.875% due 07/18/2011		31,765	32,895

VTB Bank Via VTB Capital S.A.
6.609% due 10/31/2012		2,280	2,416

Total Russia (Cost $126,426)			128,498

SOUTH AFRICA 7.0%

SOVEREIGN ISSUES 7.0%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	440	644
6.750% due 03/31/2021	ZAR	1,287,600	169,399
7.250% due 01/15/2020		585,100	80,559
7.375% due 04/25/2012		$25,700	28,141
7.500% due 01/15/2014	ZAR	131,900	19,255
8.000% due 12/21/2018		25,000	3,632
8.250% due 09/15/2017		147,100	21,753
8.750% due 12/21/2014		76,900	11,628
13.500% due 09/15/2015		221,800	39,924

Total South Africa (Cost $324,184)			374,935

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 1.5%

SOVEREIGN ISSUES 1.5%

Export-Import Bank of Korea
1.139% due 02/14/2013	EUR	5,100	$6,586
1.342% due 03/13/2012		$23,900	23,893
5.125% due 02/14/2011		10,400	10,533
5.500% due 10/17/2012		1,900	2,034
5.875% due 01/14/2015		2,000	2,240

Korea Development Bank
0.492% due 09/12/2011		1,800	1,792
0.619% due 11/22/2012		3,200	3,121
1.022% due 04/03/2014	EUR	3,500	4,547
5.300% due 01/17/2013		$9,200	9,834
5.750% due 05/13/2012		1,000	1,042
8.000% due 01/23/2014		2,650	3,103

Korea National Housing Corp.
0.589% due 11/22/2011		9,000	8,936

Total South Korea (Cost $76,472)			77,661

THAILAND 4.4%

SOVEREIGN ISSUES 4.4%

Bank of Thailand
3.700% due 01/24/2011	THB	29,620	981

Thailand Government Bond
3.625% due 05/22/2015		3,630,200	125,033
3.875% due 06/13/2019		2,180,201	77,861
5.125% due 03/13/2018		508,330	19,328
5.250% due 05/12/2014		145,200	5,238
6.150% due 07/07/2026		176,000	7,743

Total Thailand (Cost $206,189)			236,184

TUNISIA 0.4%

SOVEREIGN ISSUES 0.4%

Banque Centrale de Tunisie S.A.
4.750% due 04/07/2011	EUR	5,500	7,648
7.375% due 04/25/2012		$12,100	13,189

Total Tunisia (Cost $20,127)			20,837

TURKEY 3.7%

SOVEREIGN ISSUES 3.7%

Turkey Government International Bond
0.000% due 11/03/2010	TRY	25,000	17,185
0.000% due 05/11/2011		17,300	11,449
0.000% due 11/16/2011		21,900	13,940
0.000% due 01/25/2012		58,700	36,750
9.000% due 06/30/2011		$4,000	4,240
10.000% due 02/15/2012 (b)	TRY	879	681
10.500% due 01/15/2020		68,500	52,288
11.000% due 08/06/2014		7,300	5,460
11.500% due 01/23/2012		$3,000	3,390
12.000% due 08/14/2013 (b)	TRY	5,193	4,604
14.000% due 01/19/2011		28,506	20,074
14.000% due 09/26/2012		8,600	6,581
16.000% due 03/07/2012		19,600	15,010
16.000% due 08/28/2013		3,600	2,986

Total Turkey (Cost $181,905)			194,638

UNITED ARAB EMIRATES 0.2%

SOVEREIGN ISSUES 0.2%

Emirate of Abu Dhabi
5.500% due 08/02/2012		$10,000	10,804

Total United Arab Emirates (Cost $10,601)			10,804

See Accompanying Notes	Semiannual Report	September 30, 2010	65

Schedule of Investments  PIMCO Emerging Local Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 0.8%

CORPORATE BONDS & NOTES 0.8%

Bank of Scotland PLC
0.352% due 12/08/2010	$1,100	$1,099

Barclays Bank PLC
10.179% due 06/12/2021	4,680	6,252

Royal Bank of Scotland Group PLC
0.559% due 03/30/2012	28,400	28,394
1.406% due 04/23/2012	6,100	6,153

Vodafone Group PLC
0.584% due 02/27/2012	200	200

Total United Kingdom (Cost $40,541)		42,098

UNITED STATES 3.1%

ASSET-BACKED SECURITIES 0.1%

Citigroup Mortgage Loan Trust, Inc.
0.296% due 12/25/2036	$505	475
1.156% due 07/25/2037	892	836

Countrywide Asset-Backed Certificates
0.356% due 05/25/2047	249	238
0.356% due 09/25/2047	966	939

Credit-Based Asset Servicing & Securitization LLC
0.376% due 07/25/2037	60	53

Indymac Residential Asset-Backed Trust
0.336% due 07/25/2037	104	104

Long Beach Mortgage Loan Trust
0.316% due 12/25/2036	1	1

MASTR Asset-Backed Securities Trust
0.336% due 05/25/2037	585	566

Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036	383	191

Soundview Home Equity Loan Trust
1.056% due 10/25/2037	26	26

		3,429

BANK LOAN OBLIGATIONS 0.2%

Georgia-Pacific Corp.
2.289% due 12/23/2012	108	108
2.292% due 12/23/2012	3,888	3,871
2.299% due 12/23/2012	691	688

Petroleum Export III Ltd.
3.792% due 04/08/2013	4,294	4,280

		8,947

CORPORATE BONDS & NOTES 2.7%

Allied Waste North America, Inc.
6.500% due 11/15/2010	100	101

Ally Financial, Inc.
7.250% due 03/02/2011	17,900	18,251

American International Group, Inc.
5.375% due 10/18/2011	4,525	4,695
6.250% due 05/01/2036	700	682

Anadarko Petroleum Corp.
7.625% due 03/15/2014	4,000	4,531

Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012	4,000	4,155

Bank of America N.A.
0.572% due 06/15/2016	12,000	10,724

Bear Stearns Cos. LLC
0.696% due 01/31/2011	200	200

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citibank N.A.
0.292% due 09/21/2012		$3,200	$3,206

Dow Chemical Co.
2.668% due 08/08/2011		3,100	3,138

Ford Motor Credit Co. LLC
8.625% due 11/01/2010		2,000	2,010

FPL Group Capital, Inc.
1.172% due 06/17/2011		4,900	4,919

General Electric Capital Corp.
0.578% due 04/28/2011		6,500	6,505

Hewlett-Packard Co.
1.354% due 05/27/2011		8,000	8,058

International Lease Finance Corp.
4.950% due 02/01/2011		4,100	4,120

John Deere Capital Corp.
1.042% due 06/10/2011		5,100	5,128
1.225% due 01/18/2011		4,000	4,009

JPMorgan Chase & Co.
0.695% due 01/17/2011		8,000	8,005

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		700	690

Morgan Stanley
0.775% due 01/18/2011		2,200	2,200

PACCAR, Inc.
1.466% due 09/14/2012		4,000	4,082

Pemex Project Funding Master Trust
0.896% due 12/03/2012		10,000	9,975

Pfizer, Inc.
4.450% due 03/15/2012		1,500	1,580

Reynolds American, Inc.
0.992% due 06/15/2011		9,600	9,613

SLM Corp.
0.492% due 03/15/2011		250	248
0.728% due 10/25/2011		300	286
1.079% due 12/15/2010	EUR	200	271
5.375% due 05/15/2014		$600	584

Time Warner Entertainment Co. LP
8.875% due 10/01/2012		600	684

Wachovia Corp.
0.412% due 03/15/2011		200	200
0.636% due 04/23/2012		2,000	1,993
0.656% due 10/15/2011		1,000	1,001

Wells Fargo & Co.
7.980% due 03/29/2049		2,400	2,538

Weyerhaeuser Co.
6.750% due 03/15/2012		6,750	7,124

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		2,300	2,300

WM Wrigley Jr. Co.
1.664% due 06/28/2011		8,500	8,505

			146,311

MORTGAGE-BACKED SECURITIES 0.1%

Banc of America Funding Corp.
5.243% due 03/20/2036		456	380

BCAP LLC Trust
0.426% due 01/25/2037		1,168	663

Bear Stearns Adjustable Rate Mortgage Trust
4.963% due 01/25/2035		59	52
5.699% due 02/25/2036		450	324

Bear Stearns Alt-A Trust
2.984% due 09/25/2035		81	62
4.805% due 08/25/2036		679	175

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
3.074% due 03/25/2034	$82	$83
5.567% due 07/25/2046	319	222

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	421	321

Countrywide Home Loan Mortgage Pass-Through Trust
5.890% due 09/25/2047	199	151

GSR Mortgage Loan Trust
5.318% due 11/25/2035	365	309

Harborview Mortgage Loan Trust
5.653% due 08/19/2036	166	139

Homebanc Mortgage Trust
5.805% due 04/25/2037	411	354

Luminent Mortgage Trust
0.436% due 12/25/2036	202	117

MASTR Adjustable Rate Mortgages Trust
0.556% due 05/25/2047	800	186

MASTR Alternative Loans Trust
0.656% due 03/25/2036	165	54

Morgan Stanley Mortgage Loan Trust
5.175% due 06/25/2036	117	110

Residential Accredit Loans, Inc.
5.714% due 02/25/2036 (a)	373	195

Residential Asset Securitization Trust
0.656% due 01/25/2046	420	202

Sequoia Mortgage Trust
2.536% due 01/20/2047	164	134

Structured Adjustable Rate Mortgage Loan Trust
5.843% due 03/25/2036	364	273

WaMu Mortgage Pass-Through Certificates
3.003% due 01/25/2047	283	182
5.168% due 01/25/2037	320	249
5.344% due 04/25/2037	212	160
5.432% due 12/25/2036	189	143
5.868% due 09/25/2036	317	255

Wells Fargo Mortgage-Backed Securities Trust
0.756% due 07/25/2037	533	345

		5,840

U.S. GOVERNMENT AGENCIES 0.0%

Freddie Mac
0.326% due 02/01/2011	620	620
0.355% due 05/04/2011	1,510	1,511
0.362% due 03/09/2011	32	32

		2,163

U.S. TREASURY OBLIGATIONS 0.0%

U.S. Treasury Notes
2.375% due 08/31/2014	100	105

Total United States (Cost $166,088)		166,795

SHORT-TERM INSTRUMENTS 9.0%

REPURCHASE AGREEMENTS 0.5%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	$26,000	26,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $26,526. Repurchase proceeds are $26,000.)

66	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 10/01/2010		$1,007	$1,007
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $1,029. Repurchase proceeds are $1,007.)

			27,007

EGYPT TREASURY BILLS 0.6%
9.990% due 03/29/2011	EGP	194,850	32,675

U.S. TREASURY BILLS 0.0%
0.041% due 10/14/2010 (d)		$1,060	1,060

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 7.9%
42,015,137	$420,908

Total Short-Term Instruments (Cost $481,604)	481,650

PURCHASED OPTIONS (f) 0.0%
(Cost $254)	72

Total Investments 95.8% (Cost $4,703,810)	$5,101,110

Written Options (g) (0.0%) (Premiums $646)	(228)

Other Assets and Liabilities (Net) 4.2%	226,291

Net Assets 100.0%	$5,327,173

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $1,060 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(e)	Swap agreements outstanding on September 30, 2010:

Asset Swaps
Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Indonesia Government International Bond 10.000% due 07/15/2017	6-Month USD-LIBOR	Cash Flow from Underlying Asset	07/22/2017	DUB	$	4,066	$142	$(455)	$597
Indonesia Government International Bond 11.000% due 10/15/2014	6-Month USD-LIBOR	Cash Flow from Underlying Asset	10/17/2014	BCLY		67,470	5,485	(2,347)	7,832
Malaysia Government International Bond 3.756% due 04/28/2011	6-Month USD-LIBOR	Cash Flow from Underlying Asset	05/02/2011	BCLY		36,140	5,308	152	5,156
Malaysia Government International Bond 4.262% due 09/15/2016	6-Month USD-LIBOR	Cash Flow from Underlying Asset	09/19/2016	CITI		30,052	3,590	915	2,675

							$14,525	$(1,735)	$16,260

Credit Default Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.877%	$	15,100	$23	$0	$23
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.000%	03/20/2011	1.369%		9,400	(13)	0	(13)

							$10	$0	$10

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	Semiannual Report	September 30, 2010	67

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC	BRL	55,800	$377	$113	$264
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		55,000	360	43	317
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		64,600	677	52	625
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		350,000	3,666	295	3,371
Pay	1-Year BRL-CDI	11.260%	01/02/2012	CITI		105,000	(123)	0	(123)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		74,200	686	(81)	767
Pay	1-Year BRL-CDI	11.440%	01/02/2012	GSC		8,600	76	1	75
Pay	1-Year BRL-CDI	11.570%	01/02/2012	GSC		116,000	1,094	58	1,036
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		68,600	647	0	647
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		100,000	476	605	(129)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		32,900	542	(47)	589
Pay	1-Year BRL-CDI	11.650%	01/02/2012	GSC		182,400	3,004	1,175	1,829
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		70,000	1,153	434	719
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		100,000	1,647	726	921
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		10,500	173	59	114
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		121,900	2,078	893	1,185
Pay	1-Year BRL-CDI	11.670%	01/02/2012	MSC		14,400	246	156	90
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		75,000	729	0	729
Pay	1-Year BRL-CDI	11.880%	01/02/2012	HSBC		240,000	1,766	1,512	254
Pay	1-Year BRL-CDI	11.940%	01/02/2012	GSC		60,000	692	0	692
Pay	1-Year BRL-CDI	12.140%	01/02/2012	RBC		43,000	300	6	294
Pay	1-Year BRL-CDI	12.480%	01/02/2012	MSC		33,900	340	0	340
Pay	1-Year BRL-CDI	14.415%	01/02/2012	BCLY		68,600	3,582	(566)	4,148
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		63,500	3,698	538	3,160
Pay	1-Year BRL-CDI	14.770%	01/02/2012	BCLY		47,100	2,746	0	2,746
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		200,500	1,086	658	428
Pay	1-Year BRL-CDI	11.860%	01/02/2014	MLP		25,800	25	42	(17)
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		2,000	17	5	12
Pay	3-Month MYR-KLIBOR	3.200%	12/03/2013	BCLY	MYR	12,850	(21)	0	(21)
Pay	3-Month MYR-KLIBOR	2.980%	12/09/2013	BCLY		11,780	(46)	0	(46)
Pay	3-Month MYR-KLIBOR	3.810%	08/11/2014	BCLY		15,300	66	0	66
Pay	3-Month MYR-KLIBOR	3.720%	08/18/2014	DUB		40,000	125	0	125
Pay	3-Month MYR-KLIBOR	3.900%	10/29/2014	DUB		5,000	28	0	28
Pay	3-Month MYR-KLIBOR	3.720%	06/11/2015	JPM		64,000	140	0	140
Pay	3-Month MYR-KLIBOR	3.720%	06/14/2015	BCLY		83,000	179	0	179
Pay	3-Month MYR-KLIBOR	4.160%	07/22/2020	BOA		130,500	624	0	624
Pay	3-Month MYR-KLIBOR	4.170%	07/27/2020	BOA		81,600	406	(6)	412
Pay	3-Month MYR-KLIBOR	4.020%	09/20/2020	DUB		95,600	14	(6)	20
Pay	3-Month PLN-WIBOR	5.000%	08/16/2012	CITI	PLN	481,420	159	(67)	226
Pay	3-Month ZAR-JIBAR	7.545%	09/17/2020	BCLY	ZAR	99,000	63	(6)	69
Pay	6-Month HUF-BBR	6.000%	09/15/2015	JPM	HUF	4,380,900	(134)	0	(134)
Pay	6-Month HUF-BBR	6.150%	09/15/2015	BCLY		4,689,200	1	97	(96)
Pay	6-Month HUF-BBR	6.150%	09/15/2015	HSBC		8,385,000	3	(95)	98
Pay	6-Month HUF-BBR	6.150%	09/15/2015	JPM		300,000	0	(8)	8
Pay	6-Month HUF-BBR	6.180%	08/24/2020	MSC		2,950,000	(79)	0	(79)
Pay	6-Month THB-THBFIX Reuters	2.870%	02/04/2014	BCLY	THB	106,060	61	0	61
Pay	6-Month THB-THBFIX Reuters	3.160%	04/21/2014	BCLY		136,500	149	0	149
Pay	6-Month THB-THBFIX Reuters	3.200%	04/22/2014	BCLY		105,400	121	0	121
Pay	6-Month THB-THBFIX Reuters	3.030%	04/24/2014	BCLY		65,700	61	0	61
Pay	6-Month THB-THBFIX Reuters	3.620%	08/19/2014	DUB		785,000	1,118	(26)	1,144
Pay	6-Month THB-THBFIX Reuters	3.390%	01/29/2015	CITI		1,088,000	1,285	62	1,223
Pay	6-Month THB-THBFIX Reuters	2.860%	07/05/2015	JPM		482,900	204	0	204
Pay	6-Month THB-THBFIX Reuters	2.920%	07/08/2015	UBS		574,300	286	0	286
Pay	6-Month THB-THBFIX Reuters	3.395%	06/22/2020	BCLY		285,000	179	0	179
Pay	6-Month THB-THBFIX Reuters	3.320%	07/27/2020	BOA		1,382,300	397	0	397
Pay	6-Month THB-THBFIX Reuters	3.320%	07/29/2020	JPM		413,900	113	(4)	117
Pay	28-Day MXN TIIE	9.190%	07/29/2015	JPM	MXN	996,000	11,361	0	11,361
Pay	28-Day MXN TIIE	5.860%	08/12/2015	BCLY		354,000	30	0	30
Pay	28-Day MXN TIIE	5.860%	08/12/2015	MSC		347,000	30	13	17
Pay	28-Day MXN TIIE	5.950%	09/09/2015	HSBC		600,000	213	(7)	220
Pay	28-Day MXN TIIE	5.950%	09/09/2015	MSC		226,000	80	(3)	83
Pay	28-Day MXN TIIE	6.170%	09/15/2017	JPM		65,800	(3)	0	(3)
Pay	28-Day MXN TIIE	6.170%	09/15/2017	MLP		500,000	(30)	(4)	(26)
Pay	28-Day MXN TIIE	8.050%	12/26/2018	CITI		50	0	0	0
Pay	28-Day MXN TIIE	7.780%	04/09/2019	BCLY		1,400	11	(1)	12
Pay	28-Day MXN TIIE	8.450%	06/03/2019	JPM		500	5	0	5
Pay	28-Day MXN TIIE	8.760%	09/03/2029	BCLY		30,000	434	0	434

							$49,393	$6,616	$42,777

68	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(f)	Purchased options outstanding on September 30, 2010:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC USD versus KRW	KRW	1,110.000	12/07/2010	$	7,945	$254	$72

(g)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	$	81,800	$204	$152
Put - OTC 5-Year Interest Rate Swap	UBS	3-Month USD-LIBOR	Pay	1.800%	10/29/2010		81,800	164	57

								$368	$209

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus KRW	KRW	1,275.000	12/07/2010	$	7,945	$278	$19

Transactions in written call and put options for the period ended September 30, 2010:

	Notional Amount	Premium
Balance at 03/31/2010	$7,945	$278
Sales	453,600	1,448
Closing Buys	(290,000)	(1,080)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2010	$171,545	$646

(h)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
JPMorgan Chase Bank N.A.	3.254%	02/11/2011	02/17/2010	$1,901	$1,839	0.03%

(i)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	28,487	10/2010	BOA	$328	$0	$328
Sell		57,709	10/2010	BOA	0	(1,887)	(1,887)
Buy		8,833	10/2010	HSBC	205	0	205
Sell		150,000	10/2010	HSBC	0	(5,034)	(5,034)
Buy		330,435	10/2010	MSC	9,057	0	9,057
Buy		8,945	10/2010	RBS	271	0	271
Sell		168,991	10/2010	RBS	0	(5,361)	(5,361)
Sell		28,487	12/2010	BOA	0	(331)	(331)
Buy		8,573	12/2010	HSBC	0	(9)	(9)
Sell		5,416	12/2010	HSBC	0	(153)	(153)
Buy		24,450	12/2010	MSC	150	0	150
Sell		338,714	12/2010	MSC	0	(9,046)	(9,046)
Sell		8,356	12/2010	RBS	0	(71)	(71)
Buy	CLP	8,136,239	11/2010	CITI	1,300	0	1,300
Sell		199,785	11/2010	CITI	0	(32)	(32)
Sell		2,131,247	11/2010	DUB	0	(326)	(326)
Buy		7,200,200	11/2010	GSC	862	0	862
Buy		1,060,300	11/2010	JPM	189	0	189
Sell		10,409,850	11/2010	JPM	0	(1,686)	(1,686)
Sell		3,965,390	11/2010	MSC	0	(515)	(515)
Sell		4,933,676	01/2011	DUB	0	(636)	(636)
Buy		1,950,441	01/2011	JPM	45	0	45
Buy		3,298,234	01/2011	MSC	0	0	0
Buy	CNY	42,238	11/2010	BCLY	11	(6)	5

See Accompanying Notes	Semiannual Report	September 30, 2010	69

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CNY	67,725	11/2010	BCLY	$0	$(159)	$(159)
Buy		12,139	11/2010	CITI	0	(9)	(9)
Buy		25,484	11/2010	DUB	0	(23)	(23)
Buy		31,000	11/2010	GSC	46	0	46
Buy		31,247	11/2010	JPM	0	(46)	(46)
Buy		8,536	11/2010	MSC	0	(10)	(10)
Buy		13,332	01/2011	BCLY	9	0	9
Buy		3,519	01/2011	BOA	0	0	0
Buy		46,753	01/2011	HSBC	44	0	44
Buy		108,337	01/2011	JPM	30	(22)	8
Buy		6,308	01/2011	MSC	0	0	0
Buy		66,540	06/2011	BCLY	114	0	114
Buy		33,850	06/2011	CITI	145	0	145
Buy		42,376	06/2011	DUB	16	(32)	(16)
Buy		107,399	06/2011	JPM	336	0	336
Buy		13,434	06/2011	MSC	42	0	42
Buy		80,056	06/2011	UBS	168	0	168
Buy		44,864	11/2011	CITI	35	(106)	(71)
Buy		32,125	11/2011	DUB	0	(78)	(78)
Buy		19,911	11/2011	JPM	51	0	51
Buy		19,388	11/2011	UBS	0	(30)	(30)
Buy		6,558	02/2012	JPM	7	0	7
Buy		66,210	02/2012	UBS	169	0	169
Buy		97,095	08/2013	DUB	67	0	67
Buy		31,950	09/2015	JPM	6	0	6
Buy	COP	9,610,000	11/2010	BCLY	330	0	330
Sell		25,933,404	11/2010	BCLY	0	(854)	(854)
Buy		24,561,600	11/2010	CITI	22	0	22
Sell		13,026,519	11/2010	DUB	0	(418)	(418)
Buy		27,075,000	11/2010	HSBC	16	0	16
Buy		1,597,823	11/2010	JPM	56	0	56
Sell	EUR	2,382	10/2010	BOA	0	(91)	(91)
Sell		2,493	10/2010	MSC	0	(113)	(113)
Sell		17,750	10/2010	UBS	0	(1,225)	(1,225)
Sell		6,338	11/2010	DUB	0	(500)	(500)
Sell	GBP	1,846	12/2010	CITI	0	(36)	(36)
Sell		395	12/2010	GSC	0	(6)	(6)
Sell		892	12/2010	UBS	0	(15)	(15)
Buy	HKD	7,919	10/2010	BOA	3	0	3
Buy		16,319	10/2010	CITI	4	0	4
Buy		7,800	10/2010	JPM	3	0	3
Buy		7,781	10/2010	MSC	3	0	3
Buy	HUF	4,251,850	10/2010	BCLY	2,456	0	2,456
Buy		2,234,460	10/2010	CITI	1,456	0	1,456
Sell		12,672,038	10/2010	CITI	0	(1,566)	(1,566)
Buy		6,098,968	10/2010	DUB	4,421	0	4,421
Buy		71,540	10/2010	HSBC	36	0	36
Buy		15,221	10/2010	JPM	12	0	12
Buy		11,044	01/2011	BCLY	1	0	1
Buy		12,672,038	01/2011	CITI	1,554	0	1,554
Sell		3,963,599	01/2011	CITI	70	0	70
Buy		69,800	01/2011	DUB	18	0	18
Sell		335,770	01/2011	DUB	5	0	5
Sell	IDR	28,940,997	10/2010	BCLY	0	(376)	(376)
Buy		38,000,000	10/2010	CITI	267	0	267
Sell		91,550,000	10/2010	CITI	0	(281)	(281)
Buy		57,156,000	10/2010	DUB	419	0	419
Sell		223,050,000	10/2010	DUB	0	(1,557)	(1,557)
Buy		80,877,500	10/2010	HSBC	583	0	583
Sell		111,732,300	10/2010	HSBC	0	(374)	(374)
Buy		322,940,000	10/2010	JPM	2,266	0	2,266
Sell		27,114,000	10/2010	JPM	0	(45)	(45)
Buy		22,673,360	11/2010	BCLY	218	0	218
Buy		51,027,471	11/2010	CITI	453	0	453
Sell		41,455,000	11/2010	CITI	0	(163)	(163)
Buy		48,993,725	11/2010	DUB	336	0	336
Sell		35,772,926	11/2010	DUB	0	(121)	(121)
Buy		30,789,050	11/2010	HSBC	273	0	273
Sell		107,791,000	11/2010	JPM	0	(600)	(600)
Sell		101,301,000	01/2011	BCLY	0	(640)	(640)
Buy		166,931,500	01/2011	CITI	1,280	0	1,280
Sell		256,695,000	01/2011	CITI	0	(1,149)	(1,149)
Buy		76,330,000	01/2011	JPM	496	0	496
Buy		47,875,000	01/2011	RBS	329	0	329

70	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	IDR	152,760,000	04/2011	CITI	$820	$0	$820
Sell		99,633,460	04/2011	CITI	0	(438)	(438)
Buy		56,430,000	04/2011	DUB	213	0	213
Buy		1,565,700	07/2011	CITI	0	0	0
Buy		2,007,300	07/2011	HSBC	2	0	2
Buy		32,340,000	07/2011	JPM	9	0	9
Buy	ILS	37,058	11/2010	BCLY	184	0	184
Buy		19,090	11/2010	CITI	246	0	246
Buy		3,812	11/2010	HSBC	48	0	48
Sell		18,984	11/2010	HSBC	0	(217)	(217)
Buy		3,370	11/2010	RBS	41	0	41
Buy		89,339	11/2010	UBS	1,415	0	1,415
Buy	INR	211,766	11/2010	BCLY	46	(16)	30
Buy		860,222	11/2010	CITI	586	0	586
Sell		188,760	11/2010	CITI	0	(172)	(172)
Buy		678,350	11/2010	JPM	491	0	491
Buy		253,299	03/2011	BCLY	47	0	47
Buy		230,150	03/2011	BOA	0	(6)	(6)
Buy		613,011	03/2011	CITI	299	0	299
Buy		69,510	03/2011	DUB	8	0	8
Buy		121,599	03/2011	HSBC	19	0	19
Buy		503,036	03/2011	JPM	195	0	195
Buy		469,598	03/2011	UBS	97	(2)	95
Sell	JPY	2,465,678	11/2010	MSC	0	(224)	(224)
Buy	KRW	9,263,905	11/2010	BCLY	305	0	305
Buy		11,035,250	11/2010	BOA	157	0	157
Buy		29,747,664	11/2010	CITI	440	0	440
Buy		1,162,600	11/2010	DUB	18	0	18
Buy		3,451,710	11/2010	GSC	14	(12)	2
Buy		2,996,250	11/2010	HSBC	124	0	124
Buy		5,296,410	11/2010	JPM	66	(8)	58
Buy		14,905,800	11/2010	MSC	433	0	433
Buy		1,574,310	11/2010	RBS	86	0	86
Buy		3,404,400	11/2010	UBS	0	(19)	(19)
Buy		4,895,500	01/2011	BCLY	280	0	280
Buy		9,109,600	01/2011	DUB	0	(47)	(47)
Buy		3,630,000	01/2011	JPM	169	0	169
Buy		1,216,600	01/2011	MSC	62	0	62
Buy		5,614,500	05/2011	BCLY	0	(115)	(115)
Buy		8,188,400	05/2011	CITI	125	0	125
Sell	MXN	681,733	10/2010	RBS	0	(70)	(70)
Buy		1,276,105	02/2011	BCLY	3,510	0	3,510
Sell		129,857	02/2011	BCLY	0	(32)	(32)
Sell		178,432	02/2011	BOA	0	(47)	(47)
Buy		76,578	02/2011	CITI	0	(1)	(1)
Sell		171,018	02/2011	CITI	0	(74)	(74)
Buy		116,947	02/2011	DUB	268	0	268
Buy		63,545	02/2011	HSBC	0	(35)	(35)
Sell		170,447	02/2011	JPM	0	(42)	(42)
Buy		469,183	02/2011	MSC	1,145	0	1,145
Buy	MYR	234,430	10/2010	BCLY	5,512	0	5,512
Sell		110,950	10/2010	BCLY	0	(21)	(21)
Buy		15,336	10/2010	BOA	495	0	495
Buy		189,320	10/2010	CITI	4,139	0	4,139
Buy		97,195	10/2010	DUB	1,867	0	1,867
Buy		151,374	10/2010	JPM	2,715	0	2,715
Sell		31,645	10/2010	JPM	0	(246)	(246)
Buy		69,626	10/2010	MSC	1,542	0	1,542
Buy		19,353	10/2010	UBS	266	0	266
Buy		110,950	02/2011	BCLY	0	(67)	(67)
Buy		57,510	02/2011	DUB	477	0	477
Buy		15,490	02/2011	RBS	0	(23)	(23)
Buy	PEN	39,032	10/2010	CITI	311	0	311
Sell		35,059	10/2010	CITI	0	(267)	(267)
Buy		205,885	10/2010	DUB	1,220	0	1,220
Sell		8,378	10/2010	DUB	0	(5)	(5)
Buy		4,000	10/2010	HSBC	35	0	35
Buy		33,293	10/2010	JPM	284	0	284
Sell		150,000	10/2010	JPM	0	(48)	(48)
Buy		150,000	03/2011	JPM	36	0	36
Buy	PHP	817,301	11/2010	BCLY	869	0	869
Sell		136,470	11/2010	BCLY	0	(96)	(96)
Buy		221,350	11/2010	BOA	22	0	22
Buy		2,762,560	11/2010	CITI	2,128	0	2,128

See Accompanying Notes	Semiannual Report	September 30, 2010	71

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	PHP	286,420	11/2010	DUB	$342	$0	$342
Sell		1,061,811	11/2010	HSBC	0	(162)	(162)
Buy		622,954	11/2010	JPM	237	(2)	235
Sell		222,250	11/2010	JPM	0	(43)	(43)
Buy		139,500	11/2011	BCLY	66	0	66
Buy		21,564	11/2011	JPM	49	0	49
Buy	PLN	22,167	11/2010	BCLY	566	0	566
Sell		48,722	11/2010	BCLY	0	(1,131)	(1,131)
Buy		9,872	11/2010	CITI	247	0	247
Sell		179,325	11/2010	CITI	0	(5,278)	(5,278)
Sell		61,700	11/2010	DUB	0	(1,804)	(1,804)
Buy		380	11/2010	HSBC	5	0	5
Sell		61,881	11/2010	HSBC	0	(1,123)	(1,123)
Sell		18,710	11/2010	JPM	0	(387)	(387)
Buy		53,448	11/2010	MSC	1,344	0	1,344
Buy	RON	237	11/2010	CITI	5	0	5
Sell		33,890	11/2010	JPM	0	(739)	(739)
Buy	RUB	597,917	04/2011	CITI	0	(8)	(8)
Buy		325,041	04/2011	DUB	0	(8)	(8)
Buy		777,125	04/2011	HSBC	0	(14)	(14)
Buy	SGD	5,268	11/2010	JPM	1	0	1
Buy		9,082	02/2011	DUB	5	0	5
Sell		3,315	03/2011	BCLY	0	(53)	(53)
Buy		77,060	03/2011	BOA	1,232	0	1,232
Buy		32,280	03/2011	DUB	283	0	283
Sell		8,071	03/2011	DUB	0	(131)	(131)
Buy		15,980	03/2011	JPM	282	0	282
Buy		19,150	03/2011	RBS	330	0	330
Buy	THB	608,887	10/2010	BCLY	0	0	0
Buy		740,255	11/2010	BCLY	1,370	0	1,370
Buy		256,785	11/2010	JPM	504	0	504
Buy		187,140	02/2011	CITI	147	0	147
Sell		605,055	02/2011	DUB	0	(576)	(576)
Buy		57,545	02/2011	GSC	70	0	70
Buy		4,471,536	02/2011	HSBC	5,183	0	5,183
Buy		1,775,560	02/2011	RBS	2,093	0	2,093
Buy	TRY	77,252	10/2010	BCLY	424	0	424
Sell		120,356	10/2010	BCLY	122	(253)	(131)
Buy		14,375	10/2010	CITI	362	0	362
Buy		12,245	10/2010	CSFB	901	0	901
Sell		24,052	10/2010	CSFB	0	(490)	(490)
Buy		8,915	10/2010	DUB	300	0	300
Buy		5,250	10/2010	GSC	194	0	194
Buy		201,922	10/2010	HSBC	12,149	0	12,149
Sell		51,883	10/2010	HSBC	0	(1,384)	(1,384)
Buy		3,650	10/2010	JPM	181	0	181
Buy		12,249	10/2010	MLP	904	0	904
Buy		32,473	10/2010	RBS	1,716	0	1,716
Buy		47,106	01/2011	BCLY	0	(114)	(114)
Buy		11,368	01/2011	CITI	179	0	179
Buy		33,399	01/2011	JPM	362	0	362
Buy	TWD	51,516	01/2011	DUB	4	(10)	(6)
Buy		31,540	01/2011	JPM	12	0	12
Buy		48,551	01/2011	MSC	12	0	12
Buy		26,293	01/2011	UBS	13	0	13
Buy	ZAR	50,869	10/2010	BCLY	323	0	323
Buy		38,201	10/2010	CITI	302	0	302
Sell		34,248	10/2010	CITI	0	(264)	(264)
Buy		72,600	10/2010	DUB	753	0	753
Sell		18,362	10/2010	DUB	0	(223)	(223)
Buy		130,874	10/2010	HSBC	1,625	0	1,625
Sell		930,769	10/2010	HSBC	0	(1,585)	(1,585)
Buy		422,606	10/2010	JPM	4,814	0	4,814
Sell		1,873	10/2010	UBS	0	(21)	(21)
Buy		96,488	01/2011	CITI	0	(63)	(63)
Buy		750,000	01/2011	HSBC	171	0	171

					$105,159	$(53,954)	$51,205

72	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Australia
Corporate Bonds & Notes	$0	$8,008	$0	$8,008
Brazil
Corporate Bonds & Notes	0	906	4,134	5,040
Sovereign Issues	0	745,163	0	745,163
Canada
Corporate Bonds & Notes	0	5,698	0	5,698
Chile
Sovereign Issues	0	7,275	0	7,275
Colombia
Sovereign Issues	0	221,708	0	221,708
Egypt
Corporate Bonds & Notes	0	15,535	0	15,535
Sovereign Issues	0	1,910	0	1,910
El Salvador
Sovereign Issues	0	5,300	0	5,300
France
Corporate Bonds & Notes	0	28,765	0	28,765
Guatemala
Sovereign Issues	0	5,400	0	5,400
Hungary
Sovereign Issues	0	68,748	0	68,748
Indonesia
Corporate Bonds & Notes	0	13,027	0	13,027
Sovereign Issues	0	465,374	0	465,374
Ireland
Corporate Bonds & Notes	0	4,998	0	4,998
Kazakhstan
Corporate Bonds & Notes	0	35,642	0	35,642
Luxembourg
Corporate Bonds & Notes	0	22,782	0	22,782
Malaysia
Corporate Bonds & Notes	0	7,932	0	7,932
Sovereign Issues	0	226,925	0	226,925
Mexico
Corporate Bonds & Notes	0	28,442	0	28,442
Sovereign Issues	0	574,721	0	574,721
Panama
Sovereign Issues	0	5,206	0	5,206
Peru
Sovereign Issues	0	53,628	13,359	66,987
Philippines
Sovereign Issues	0	24,940	0	24,940
Poland
Sovereign Issues	0	726,783	0	726,783
Qatar
Corporate Bonds & Notes	0	44,629	0	44,629
Russia
Corporate Bonds & Notes	0	126,659	1,839	128,498

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
South Africa
Sovereign Issues	$0	$374,935	$0	$374,935
South Korea
Sovereign Issues	0	77,661	0	77,661
Thailand
Sovereign Issues	0	236,184	0	236,184
Tunisia
Sovereign Issues	0	20,837	0	20,837
Turkey
Sovereign Issues	0	194,638	0	194,638
United Arab Emirates
Sovereign Issues	0	10,804	0	10,804
United Kingdom
Corporate Bonds & Notes	0	42,098	0	42,098
United States
Asset-Backed Securities	0	3,429	0	3,429
Bank Loan Obligations	0	8,947	0	8,947
Corporate Bonds & Notes	0	146,311	0	146,311
Mortgage-Backed Securities	0	5,840	0	5,840
U.S. Government Agencies	0	2,163	0	2,163
U.S. Treasury Obligations	0	105	0	105
Short-Term Instruments
Repurchase Agreements	0	27,007	0	27,007
Egypt Treasury Bills	0	32,675	0	32,675
U.S. Treasury Bills	0	1,060	0	1,060
PIMCO Short-Term Floating NAV Portfolio	420,908	0	0	420,908
Purchased Options
Foreign Exchange Contracts	0	72	0	72
Investments, at value	$420,908	$4,660,870	$19,332	$5,101,110

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	23	16,260	16,283
Foreign Exchange Contracts	0	105,159	0	105,159
Interest Rate Contracts	0	43,443	8	43,451
	$0	$148,625	$16,268	$164,893

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(13)	0	(13)
Foreign Exchange Contracts	0	(53,973)	0	(53,973)
Interest Rate Contracts	0	(883)	0	(883)
	$0	$(54,869)	$0	$(54,869)

Totals	$420,908	$4,754,626	$35,600	$5,211,134

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Brazil
Corporate Bonds & Notes	$4,081	$0	$0	$(118)	$0	$171	$0	$0	$4,134	$171
Mexico
Corporate Bonds & Notes	1,659	0	0	53	0	(749)	0	(963)	0	0
Peru
Sovereign Issues	0	12,156	0	2	0	1,201	0	0	13,359	1,201
Russia
Corporate Bonds & Notes	1,874	0	0	(1)	0	(34)	0	0	1,839	(34)
United States
Bank Loan Obligations	5,074	0	(818)	0	0	24	0	(4,280)	0	0

Investments, at value	$12,688	$12,156	$(818)	$(64)	$0	$613	$0	$(5,243)	$19,332	$1,338

See Accompanying Notes	Semiannual Report	September 30, 2010	73

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)	(Unaudited) September 30, 2010

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Financial Derivative Instruments (7) - Assets
Credit Contracts	$8,658	$0	$0	$0	$0	$7,602	$0	$0	$16,260	$7,602
Interest Rate Contracts	0	0	0	0	0	8	0	0	8	8

	$8,658	$0	$0	$0	$0	$7,610	$0	$0	$16,268	$7,610

Totals	$21,346	$12,156	$(818)	$(64)	$0	$8,223	$0	$(5,243)	$35,600	$8,948

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(k)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$72	$0	$0	$0	$72
Unrealized appreciation on foreign currency contracts	0	105,159	0	0	0	105,159
Unrealized appreciation on swap agreements	43,451	0	16,283	0	0	59,734

	$43,451	$105,231	$16,283	$0	$0	$164,965

Liabilities:
Written options outstanding	$209	$19	$0	$0	$0	$228
Unrealized depreciation on foreign currency contracts	0	53,954	0	0	0	53,954
Unrealized depreciation on swap agreements	674	0	13	0	0	687

	$883	$53,973	$13	$0	$0	$54,869

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$23,876	$0	$(5,417)	$0	$0	$18,459
Net realized (loss) on foreign currency transactions	0	(4,177)	0	0	0	(4,177)

	$23,876	$(4,177)	$(5,417)	$0	$0	$14,282

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(76)	$0	$0	$0	$(76)
Net change in unrealized appreciation on futures contracts, written options and swaps	17,746	39	7,585	0	0	25,370
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	31,723	0	0	0	31,723

	$17,746	$31,686	$7,585	$0	$0	$57,017

(1)	See note 5 in the Notes to Financial Statements for additional information.

74	PIMCO Funds	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Bond Fund	(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BAHRAIN 0.5%

SOVEREIGN ISSUES 0.5%

Bahrain Government International Bond
5.500% due 03/31/2020		$16,500	$17,347

Total Bahrain (Cost $16,155)			17,347

BARBADOS 0.4%

CORPORATE BONDS & NOTES 0.4%

Columbus International, Inc.
11.500% due 11/20/2014		$14,200	15,759

Total Barbados (Cost $15,333)			15,759

BERMUDA 0.9%

CORPORATE BONDS & NOTES 0.9%

Noble Group Ltd.
4.875% due 08/05/2015		$2,000	2,073
6.625% due 08/05/2020		3,600	3,780
6.750% due 01/29/2020		22,800	24,640

Total Bermuda (Cost $28,699)			30,493

BRAZIL 14.8%

CORPORATE BONDS & NOTES 7.0%

Banco do Brasil S.A.
4.500% due 01/22/2015		$31,400	33,088
6.000% due 01/22/2020		16,100	18,032

BM&FBovespa S.A.
5.500% due 07/16/2020		6,200	6,631

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		19,920	23,605
7.750% due 11/30/2015		2,000	2,395

CSN Islands VIII Corp.
9.750% due 12/16/2013		600	706

CSN Islands IX Corp.
10.500% due 01/15/2015		1,850	2,297

CSN Islands XI Corp.
6.875% due 09/21/2019		27,380	30,255

CSN Resources S.A.
6.500% due 07/21/2020		7,900	8,467

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		14,268	15,213

Gerdau Holdings, Inc.
7.000% due 01/20/2020		20,800	23,348

GTL Trade Finance, Inc.
7.250% due 10/20/2017		6,300	7,049

Petrobras International Finance Co.
5.875% due 03/01/2018		2,100	2,344
7.875% due 03/15/2019		30,800	38,560
8.375% due 12/10/2018		2,000	2,514

Vale Overseas Ltd.
6.875% due 11/21/2036		14,350	16,426
6.875% due 11/10/2039		10,000	11,508
8.250% due 01/17/2034		1,755	2,242

			244,680

SOVEREIGN ISSUES 7.8%

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	24,600	33,575
6.369% due 06/16/2018		$4,900	5,611
6.500% due 06/10/2019		12,080	13,998

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brazil Government International Bond
5.875% due 01/15/2019		$200	$236
6.000% due 01/17/2017		31,594	36,965
7.875% due 03/07/2015		6,000	7,395
8.000% due 01/15/2018		22,440	26,939
8.250% due 01/20/2034		18,103	26,430
8.750% due 02/04/2025		17,175	25,287
8.875% due 04/15/2024		17,225	25,364
10.500% due 07/14/2014		874	1,144
11.000% due 08/17/2040		16,572	23,035

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	12,350	7,169
10.000% due 01/01/2017		64,494	35,267

Brazilian Government International Bond
5.625% due 01/07/2041		$4,500	4,961

			273,376

Total Brazil (Cost $456,657)			518,056

CAYMAN ISLANDS 0.4%

CORPORATE BONDS & NOTES 0.4%

Enersis S.A.
7.375% due 01/15/2014		$420	476

Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		8,100	9,027

Interoceanica V Finance Ltd.
0.000% due 05/15/2030		7,400	2,505

Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		1,601	1,337

Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,100	1,254

Total Cayman Islands (Cost $13,447)			14,599

CHILE 1.8%

CORPORATE BONDS & NOTES 1.8%

AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,116

Banco del Estado de Chile
4.125% due 10/07/2020 (a)		7,500	7,443

Banco Santander Chile
1.771% due 04/20/2012		11,300	11,300
3.750% due 09/22/2015		16,200	16,464
5.375% due 12/09/2014		3,000	3,258

Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,200	2,237
7.250% due 07/29/2019		13,400	15,939

Codelco, Inc.
5.625% due 09/21/2035		2,700	2,980
6.150% due 10/24/2036		600	716
7.500% due 01/15/2019		1,680	2,142

			63,595

SOVEREIGN ISSUES 0.0%

Chile Government International Bond
5.500% due 01/15/2013		100	110

Total Chile (Cost $59,945)			63,705

COLOMBIA 5.5%

CORPORATE BONDS & NOTES 0.9%

Ecopetrol S.A.
7.625% due 07/23/2019		$25,340	30,788

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TGI International Ltd.
9.500% due 10/03/2017		$100	$114

			30,902

SOVEREIGN ISSUES 4.6%

Colombia Government International Bond
2.176% due 11/16/2015		17,800	18,156
6.125% due 01/18/2041		2,500	2,875
7.375% due 01/27/2017		60,775	75,209
7.375% due 03/18/2019		17,800	22,606
7.375% due 09/18/2037		9,405	12,438
8.125% due 05/21/2024		3,900	5,255
9.850% due 06/28/2027	COP	600,000	477
11.750% due 02/25/2020		$3,047	4,799
12.000% due 10/22/2015	COP	25,375,000	18,548

			160,363

Total Colombia (Cost $167,970)			191,265

EGYPT 0.2%

CORPORATE BONDS & NOTES 0.2%

Petroleum Export Ltd.
5.265% due 06/15/2011		$2,347	2,344

Petroleum Export II Ltd.
6.340% due 06/20/2011		5,429	5,415

Total Egypt (Cost $7,748)			7,759

EL SALVADOR 0.3%

CORPORATE BONDS & NOTES 0.3%

AES El Salvador Trust
6.750% due 02/01/2016		$10,260	9,646

Total El Salvador (Cost $10,165)			9,646

GUATEMALA 0.2%

SOVEREIGN ISSUES 0.2%

Guatemala Government Bond
9.250% due 08/01/2013		$2,000	2,380
10.250% due 11/08/2011		3,071	3,378

Total Guatemala (Cost $5,424)			5,758

INDIA 1.0%

CORPORATE BONDS & NOTES 1.0%

Bank of India
4.750% due 09/30/2015		$1,900	1,967

Indian Oil Corp. Ltd.
4.750% due 01/22/2015		8,200	8,728

NTPC Ltd.
5.875% due 03/02/2016		1,900	2,087

State Bank of India
4.500% due 07/27/2015		20,700	21,790

Total India (Cost $33,196)			34,572

INDONESIA 8.2%

CORPORATE BONDS & NOTES 1.8%

Adaro Indonesia PT
7.625% due 10/22/2019		$5,100	5,584

Majapahit Holding BV
7.250% due 10/17/2011		16,955	17,908

See Accompanying Notes	Semiannual Report	September 30, 2010	75

Schedule of Investments  PIMCO Emerging Markets Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.250% due 06/28/2017	$4,000	$4,609
7.750% due 10/17/2016	16,760	19,610
7.750% due 01/20/2020	12,500	15,062
8.000% due 08/07/2019	500	608

		63,381

SOVEREIGN ISSUES 6.4%

Indonesia Government International Bond
5.875% due 03/13/2020	41,500	48,090
6.625% due 02/17/2037	2,890	3,524
6.750% due 03/10/2014	10,200	11,588
6.875% due 03/09/2017	42,060	51,028
6.875% due 01/17/2018	14,600	17,666
7.500% due 01/15/2016	100	122
7.750% due 01/17/2038	5,275	7,266
8.500% due 10/12/2035	3,400	4,990
10.375% due 05/04/2014	6,300	7,993
11.625% due 03/04/2019	45,180	70,255

		222,522

Total Indonesia (Cost $250,250)		285,903

IRELAND 0.5%

CORPORATE BONDS & NOTES 0.5%

RZD Capital Ltd.
5.739% due 04/03/2017	$15,400	16,274

Total Ireland (Cost $15,707)		16,274

ISRAEL 0.0%

U.S. GOVERNMENT AGENCIES 0.0%

Israel Government AID Bond
5.500% due 04/26/2024	$100	125

Total Israel (Cost $110)		125

KAZAKHSTAN 1.4%

CORPORATE BONDS & NOTES 1.4%

Intergas Finance BV
6.375% due 05/14/2017	$7,425	8,056
6.875% due 11/04/2011	825	866

KazMunaiGaz Finance Sub BV
7.000% due 05/05/2020	17,200	19,049
8.375% due 07/02/2013	600	668

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	18,521	19,598

Total Kazakhstan (Cost $44,153)		48,237

MALAYSIA 0.7%

CORPORATE BONDS & NOTES 0.7%

Petroliam Nasional Bhd.
7.625% due 10/15/2026	$14,550	20,030
7.750% due 08/15/2015	1,690	2,093

Petronas Capital Ltd.
7.875% due 05/22/2022	3,000	4,101

Total Malaysia (Cost $22,534)		26,224

MEXICO 9.7%

CORPORATE BONDS & NOTES 6.7%

America Movil SAB de C.V.
5.000% due 10/16/2019	$100	108
5.000% due 03/30/2020	2,600	2,817

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		$4,400	$4,419

BBVA Bancomer S.A.
7.250% due 04/22/2020		6,500	6,998

C8 Capital SPV Ltd.
6.640% due 12/29/2049		5,950	3,956

C10 Capital SPV Ltd.
6.722% due 12/31/2049		1,000	662

Cemex Finance LLC
9.500% due 12/14/2016		11,000	11,123

Corp. GEO SAB de C.V.
8.875% due 09/25/2014		13,400	14,941
9.250% due 06/30/2020		4,700	5,352

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		8,000	8,280
9.500% due 12/11/2019		11,800	13,334

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		1,775	980

Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	1,040

Pemex Finance Ltd.
9.030% due 02/15/2011		3,616	3,679

Pemex Project Funding Master Trust
5.750% due 03/01/2018		12,960	14,266
6.625% due 06/15/2035		19,875	21,806
6.625% due 06/15/2038		200	216
9.125% due 10/13/2010		110	111

Petroleos Mexicanos
4.875% due 03/15/2015		27,034	29,295
6.000% due 03/05/2020		500	555
8.000% due 05/03/2019		60,700	75,572

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	10,000	845

Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016		$3,100	3,325
9.500% due 01/21/2020		9,400	10,740

			234,420

SOVEREIGN ISSUES 3.0%

Mexico Government International Bond
4.250% due 07/14/2017	EUR	8,700	12,075
5.500% due 02/17/2020		4,900	7,264
6.050% due 01/11/2040		$5,100	5,865
6.750% due 09/27/2034		31,384	39,152
7.500% due 04/08/2033		24,094	32,045
7.750% due 12/14/2017	MXN	88,992	7,801
8.300% due 08/15/2031		$900	1,289

			105,491

Total Mexico (Cost $293,188)			339,911

NETHERLANDS 1.0%

CORPORATE BONDS & NOTES 1.0%

AES Dominicana Energia Finance S.A.
11.000% due 12/13/2015		$1,000	1,065

Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020 (a)		7,200	7,200

Waha Aerospace BV
3.925% due 07/28/2020		25,600	26,360

Total Netherlands (Cost $33,855)			34,625

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PANAMA 3.5%

CORPORATE BONDS & NOTES 0.3%

AES Panama S.A.
6.350% due 12/21/2016	$9,030	$9,657

SOVEREIGN ISSUES 3.2%

Panama Government International Bond
7.125% due 01/29/2026	32,425	41,342
7.250% due 03/15/2015	54,307	65,168
9.375% due 07/23/2012	310	355
9.375% due 04/01/2029	4,172	6,342

		113,207

Total Panama (Cost $107,731)		122,864

PERU 2.1%

CORPORATE BONDS & NOTES 0.2%

Interoceanica IV Finance Ltd.
0.000% due 11/30/2018	$8,438	6,807

SOVEREIGN ISSUES 1.9%

Peru Government International Bond
7.350% due 07/21/2025	25,940	33,787
8.750% due 11/21/2033	21,429	31,983

		65,770

Total Peru (Cost $61,825)		72,577

PHILIPPINES 4.6%

SOVEREIGN ISSUES 4.6%

Philippines Government International Bond
6.375% due 01/15/2032	$5,900	6,903
6.375% due 10/23/2034	5,900	6,903
6.500% due 01/20/2020	50,200	60,365
7.750% due 01/14/2031	23,450	31,306
8.375% due 06/17/2019	17,830	23,871
9.875% due 01/15/2019	6,120	8,813
10.625% due 03/16/2025	14,000	22,610

Total Philippines (Cost $136,491)		160,771

POLAND 0.7%

SOVEREIGN ISSUES 0.7%

Poland Government International Bond
6.375% due 07/15/2019	$22,190	26,258

Total Poland (Cost $22,188)		26,258

QATAR 0.9%

CORPORATE BONDS & NOTES 0.9%

Nakilat, Inc.
6.067% due 12/31/2033	$1,400	1,545

Qatari Diar Finance QSC
3.500% due 07/21/2015	2,400	2,455
5.000% due 07/21/2020	900	948

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	17,550	19,059

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	2,900	3,182
5.832% due 09/30/2016	1,249	1,363
5.838% due 09/30/2027	895	1,002
6.332% due 09/30/2027	3,250	3,702

Total Qatar (Cost $30,182)		33,256

76	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RUSSIA 16.1%

CORPORATE BONDS & NOTES 8.0%

AK Transneft OJSC Via TransCapitalInvest Ltd.
6.103% due 06/27/2012		$9,700	$10,174
7.700% due 08/07/2013		500	553
8.700% due 08/07/2018		24,200	29,882

Gazprom Via Gaz Capital S.A.
6.212% due 11/22/2016		18,440	19,685
6.510% due 03/07/2022		32,300	34,481
7.288% due 08/16/2037		675	754
8.146% due 04/11/2018		1,200	1,401
8.625% due 04/28/2034		700	892
9.250% due 04/23/2019		5,750	7,188

Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020		14,246	15,439

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		5,100	6,129
10.500% due 03/25/2014		5,900	7,092

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.175% due 05/16/2013		6,500	6,988
9.000% due 06/11/2014		36,150	41,663

TNK-BP Finance S.A.
6.125% due 03/20/2012		4,100	4,279
6.250% due 02/02/2015		1,300	1,381
6.625% due 03/20/2017		35,550	37,805
6.875% due 07/18/2011		4,000	4,145
7.250% due 02/02/2020		5,500	6,029
7.500% due 03/13/2013		4,600	5,020
7.500% due 07/18/2016		19,100	21,316
7.875% due 03/13/2018		5,200	5,889

VTB Bank Via VTB Capital S.A.
6.609% due 10/31/2012		8,000	8,490
6.875% due 05/29/2018		100	106
7.500% due 10/12/2011		3,000	3,165

			279,946

SOVEREIGN ISSUES 8.1%

Russia Government International Bond
7.500% due 03/31/2030		216,201	258,751
12.750% due 06/24/2028		13,275	24,227

			282,978

Total Russia (Cost $508,611)			562,924

SINGAPORE 0.4%

CORPORATE BONDS & NOTES 0.4%

Temasek Financial I Ltd.
4.300% due 10/25/2019		$10,100	10,977
5.375% due 11/23/2039		4,000	4,710

Total Singapore (Cost $14,041)			15,687

SOUTH AFRICA 1.8%

CORPORATE BONDS & NOTES 0.2%

AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$6,200	6,570
6.500% due 04/15/2040		1,300	1,359

			7,929

SOVEREIGN ISSUES 1.6%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	17,796
5.875% due 05/30/2022		$1,690	1,960
6.500% due 06/02/2014		7,530	8,603
6.875% due 05/27/2019		17,900	21,972

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.375% due 04/25/2012		$5,580	$6,110

			56,441

Total South Africa (Cost $54,603)			64,370

SOUTH KOREA 1.9%

CORPORATE BONDS & NOTES 0.6%

Korea Electric Power Corp.
3.000% due 10/05/2015 (a)		$6,800	6,797

Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		8,900	8,914
6.250% due 06/17/2014		4,100	4,601

			20,312

SOVEREIGN ISSUES 1.3%

Export-Import Bank of Korea
0.616% due 11/16/2010		400	399
0.754% due 10/04/2011		3,000	3,003
5.125% due 06/29/2020		3,000	3,242
5.875% due 01/14/2015		3,400	3,808
8.125% due 01/21/2014		1,200	1,411

Korea Development Bank
0.619% due 11/22/2012		8,200	7,998
5.300% due 01/17/2013		2,200	2,352
8.000% due 01/23/2014		7,700	9,016

Korea Housing Finance Corp.
4.125% due 12/15/2015 (e)		13,500	14,199

			45,428

Total South Korea (Cost $63,662)			65,740

TRINIDAD AND TOBAGO 0.5%

CORPORATE BONDS & NOTES 0.5%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$13,190	13,553
9.750% due 08/14/2019		4,880	6,002

Total Trinidad And Tobago (Cost $18,204)			19,555

TUNISIA 0.4%

SOVEREIGN ISSUES 0.4%

Banque Centrale de Tunisie S.A.
4.500% due 06/22/2020	EUR	7,100	9,776
4.750% due 04/07/2011		450	626
8.250% due 09/19/2027		$1,680	2,133

Total Tunisia (Cost $10,610)			12,535

TURKEY 5.0%

SOVEREIGN ISSUES 5.0%

Turkey Government International Bond
5.625% due 03/30/2021		$6,800	7,446
6.750% due 04/03/2018		3,143	3,693
6.750% due 05/30/2040		36,000	41,225
6.875% due 03/17/2036		3,300	3,853
7.000% due 09/26/2016		5,200	6,162
7.000% due 06/05/2020		33,000	39,682
7.250% due 03/15/2015		10,185	11,993
7.375% due 02/05/2025		5,443	6,749
7.500% due 07/14/2017		2,600	3,166
7.500% due 11/07/2019		40,467	49,977
9.000% due 06/30/2011		1,600	1,696

Total Turkey (Cost $162,677)			175,642

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED ARAB EMIRATES 0.2%

CORPORATE BONDS & NOTES 0.2%

DP World Ltd.
6.850% due 07/02/2037		$8,000	$7,506

Total United Arab Emirates (Cost $6,627)			7,506

UNITED KINGDOM 0.3%

CORPORATE BONDS & NOTES 0.3%

Barclays Bank PLC
10.179% due 06/12/2021		$2,040	2,726

HBOS PLC
6.750% due 05/21/2018		7,500	7,546

Total United Kingdom (Cost $9,519)			10,272

UNITED STATES 11.4%

ASSET-BACKED SECURITIES 0.0%

Morgan Stanley Mortgage Loan Trust
0.616% due 04/25/2037		$659	327
5.726% due 10/25/2036		475	274
6.000% due 07/25/2047		325	244

Securitized Asset-Backed Receivables LLC Trust
0.386% due 05/25/2037		165	126

			971

BANK LOAN OBLIGATIONS 0.6%

Indonesia Government International Bond
1.250% due 12/14/2019		4,394	4,043

Petroleum Export III Ltd.
3.792% due 04/08/2013		14,863	14,817

			18,860

CORPORATE BONDS & NOTES 1.5%

American International Group, Inc.
0.635% due 10/18/2011		10,000	9,856
4.950% due 03/20/2012		500	522
5.000% due 06/26/2017	EUR	700	903
5.750% due 03/15/2067	GBP	1,300	1,491
5.850% due 01/16/2018		$900	936
6.250% due 05/01/2036		3,200	3,120
8.175% due 05/15/2068		15,400	15,515
8.250% due 08/15/2018		1,700	1,989
8.625% due 05/22/2068	GBP	200	300

CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		$5,500	5,940

Citigroup Capital XXI
8.300% due 12/21/2077		8,960	9,453

Pemex Project Funding Master Trust
0.896% due 12/03/2012		1,200	1,197

			51,222

MORTGAGE-BACKED SECURITIES 0.8%

Adjustable Rate Mortgage Trust
5.323% due 11/25/2035		618	495

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		2,220	2,328

Banc of America Funding Corp.
5.319% due 11/20/2035		592	424
5.888% due 04/25/2037		687	548

Bear Stearns Adjustable Rate Mortgage Trust
4.963% due 01/25/2035		80	70
5.699% due 02/25/2036		385	278

See Accompanying Notes	Semiannual Report	September 30, 2010	77

Schedule of Investments  PIMCO Emerging Markets Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Mortgage Finance Corp.
5.420% due 03/25/2037	$602	$500

Citigroup Mortgage Loan Trust, Inc.
2.210% due 08/25/2035	1,519	1,436
3.074% due 03/25/2034	119	120
5.567% due 07/25/2046	470	327

Countrywide Alternative Loan Trust
0.426% due 01/25/2037	590	325
0.506% due 09/25/2046	700	35
5.750% due 03/25/2037	500	342
6.250% due 11/25/2036	421	286

Countrywide Home Loan Mortgage Pass-Through Trust
5.114% due 02/25/2047	424	257
5.242% due 03/25/2037	408	254
5.508% due 04/20/2036	411	303
5.890% due 09/25/2047	262	199

Credit Suisse First Boston Mortgage Securities Corp.
2.503% due 06/25/2033	1,116	1,081

Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	478	292

CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	565	411
6.172% due 06/25/2036	746	467

Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	410	424
5.386% due 10/25/2035	418	325
5.500% due 12/25/2035	700	513
5.869% due 10/25/2036	465	284
5.886% due 10/25/2036	465	273
6.300% due 07/25/2036	649	381

Harborview Mortgage Loan Trust
5.653% due 08/19/2036	229	192

Homebanc Mortgage Trust
5.776% due 04/25/2037	600	363

Indymac INDA Mortgage Loan Trust
5.679% due 08/25/2036	600	442

Indymac Index Mortgage Loan Trust
0.556% due 06/25/2037	371	143
5.190% due 10/25/2035	459	354
5.428% due 06/25/2036	598	463

JPMorgan Mortgage Trust
4.861% due 04/25/2035	348	333
5.339% due 08/25/2035	600	608
5.409% due 11/25/2035	593	575

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	630	665

Luminent Mortgage Trust
0.436% due 12/25/2036	351	203

MASTR Alternative Loans Trust
0.656% due 03/25/2036	247	81

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	600	630

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	4,130	3,221

Merrill Lynch Mortgage-Backed Securities Trust
5.597% due 04/25/2037	522	395

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Capital I
6.075% due 06/11/2049		$400	$429

Morgan Stanley Mortgage Loan Trust
5.175% due 06/25/2036		168	159

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		485	396

Residential Accredit Loans, Inc.
0.526% due 05/25/2046		1,000	89

Residential Asset Securitization Trust
0.656% due 01/25/2046		600	289

Sequoia Mortgage Trust
2.536% due 01/20/2047		230	188

Structured Adjustable Rate Mortgage Loan Trust
5.197% due 09/25/2036		600	337
5.211% due 05/25/2036		1,200	862
5.285% due 11/25/2035		419	310
6.000% due 10/25/2037		396	192

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037		282	259
5.970% due 09/25/2036		582	342

WaMu Mortgage Pass-Through Certificates
2.786% due 03/25/2034		417	400
3.003% due 01/25/2047		286	184
5.168% due 01/25/2037		477	370
5.344% due 04/25/2037		319	240
5.424% due 12/25/2036		970	728
5.432% due 12/25/2036		299	226
5.561% due 05/25/2037		764	609
5.868% due 09/25/2036		492	396

			28,651

U.S. GOVERNMENT AGENCIES 0.0%

Federal Home Loan Bank
4.125% due 12/13/2019		100	110

U.S. TREASURY OBLIGATIONS 8.5%

U.S. Treasury Bonds
4.500% due 08/15/2039 (f)		1,851	2,119
7.875% due 02/15/2021 (d)		36,700	54,396
8.000% due 11/15/2021		85,100	128,368

U.S. Treasury Notes
2.625% due 07/31/2014 (d)		1,100	1,172
2.750% due 05/31/2017		20,000	21,166
3.125% due 10/31/2016		6,600	7,166
3.375% due 11/15/2019 (d)(f)		78,400	84,488

			298,875

Total United States (Cost $389,475)			398,689

URUGUAY 1.8%

SOVEREIGN ISSUES 1.8%

Uruguay Government International Bond
5.000% due 09/14/2018	UYU	67,502	3,809
6.875% due 01/19/2016	EUR	6,500	9,752
6.875% due 09/28/2025		$8,000	9,660
7.625% due 03/21/2036		4,100	5,310
7.875% due 01/15/2033		1,000	1,317
8.000% due 11/18/2022		22,497	29,022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.250% due 05/17/2017		$3,540	$4,690

Total Uruguay (Cost $54,885)			63,560

VIETNAM 0.1%

SOVEREIGN ISSUES 0.1%

Vietnam Government International Bond
4.000% due 03/12/2028		$5,000	4,991

Total Vietnam (Cost $4,324)			4,991

VIRGIN ISLANDS (BRITISH) 0.4%

CORPORATE BONDS & NOTES 0.4%

Gerdau Trade, Inc.
5.750% due 01/30/2021 (a)		$2,300	2,342

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020 (a)		11,100	11,022

Total Virgin Islands (British) (Cost $13,348)			13,364

SHORT-TERM INSTRUMENTS 6.5%

REPURCHASE AGREEMENTS 0.2%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010		$7,500	7,500

(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $7,142 and U.S. Treasury Notes 1.000% due 10/31/2011 valued at $510. Repurchase proceeds are $7,500.)

JAPAN TREASURY BILLS 4.6%
0.112% due 10/18/2010	JPY	13,380,000	160,270

U.S. TREASURY BILLS 0.5%
0.117% due 10/07/2010 - 01/20/2011 (b)(d)		$18,609	18,607

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.2%
		4,061,925	40,692

Total Short-Term Instruments (Cost $218,347)			227,069

PURCHASED OPTIONS (h) 0.0%
(Cost $829)	243

Total Investments 106.1% (Cost $3,362,715)	$3,718,131

Written Options (i) (0.2%) (Premiums $3,597)	(7,438)

Other Assets and Liabilities (Net) (5.9%)	(206,920)

Net Assets 100.0%	$3,503,772

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Coupon represents a weighted average yield.
(c)	Affiliated to the Fund.

78	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(d)	Securities with an aggregate market value of $26,965 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $3,797 at a weighted average interest rate of -0.333%. On September 30, 2010, securities valued at $3,155 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $2,334 and cash of $8 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note December Futures	Long	12/2010	1,556	$1,845

(g)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.877%	$	15,700	$24	$0	$24
America Movil SAB de C.V.	DUB	1.000%	03/20/2012	0.986%		16,900	9	(43)	52
American International Group, Inc.	CSFB	2.066%	03/20/2013	1.637%		16,000	175	0	175
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.561%		6,500	57	0	57
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.561%		8,000	71	0	71
Brazil Government International Bond	BCLY	1.000%	09/20/2011	0.588%		25,600	111	76	35
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.487%		3,700	5	13	(8)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.487%		1,000	2	4	(2)
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.487%		1,700	3	7	(4)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%		300	(1)	(4)	3
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.389%		1,300	(40)	(49)	9
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.487%		10,000	14	39	(25)
Brazil Government International Bond	UBS	1.030%	07/20/2017	1.265%		3,875	(49)	0	(49)
Codelco, Inc.	BCLY	1.000%	12/20/2011	0.540%		4,200	25	7	18
Colombia Government International Bond	CSFB	1.000%	09/20/2015	1.148%		6,500	(44)	(147)	103
Colombia Government International Bond	JPM	1.000%	09/20/2015	1.148%		27,600	(186)	(679)	493
Colombia Government International Bond	MSC	1.640%	08/20/2011	0.574%		6,200	71	0	71
Colombia Government International Bond	UBS	1.000%	09/20/2015	1.148%		8,000	(54)	(181)	127
Emirate of Abu Dhabi	CITI	1.000%	12/20/2014	1.014%		600	0	(15)	15
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2014	1.014%		800	0	(20)	20
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.454%		2,200	6	1	5
Emirate of Abu Dhabi	GSC	1.000%	12/20/2014	1.014%		800	0	(26)	26
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	1.014%		300	0	(10)	10
Indonesia Government International Bond	CITI	2.290%	12/20/2016	1.521%		1,300	58	0	58
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.257%		10,400	(112)	(434)	322
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.658%		1,600	2	4	(2)
Mexico Government International Bond	BCLY	1.000%	09/20/2011	0.700%		8,800	29	18	11
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.121%		3,400	(17)	(52)	35
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.180%		13,000	(108)	(226)	118
Mexico Government International Bond	CSFB	1.000%	09/20/2015	1.180%		14,000	(116)	(271)	155
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.658%		1,200	2	3	(1)
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.658%		3,700	4	9	(5)
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.658%		5,000	6	13	(7)
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.658%		2,100	4	7	(3)
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.658%		6,100	6	15	(9)
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.658%		700	1	2	(1)
Mexico Government International Bond	MSC	1.000%	03/20/2015	1.121%		1,700	(8)	(25)	17
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.658%		1,500	3	3	0
Mexico Government International Bond	RBS	1.000%	09/20/2015	1.180%		10,000	(82)	(193)	111
Mexico Government International Bond	UBS	1.000%	03/20/2015	1.121%		25,000	(123)	(298)	175
Mexico Government International Bond	UBS	1.000%	09/20/2015	1.180%		1,000	(9)	(15)	6
Peru Government International Bond	BCLY	1.000%	09/20/2015	1.173%		5,000	(40)	(56)	16
Peru Government International Bond	MSC	1.220%	10/20/2011	0.656%		6,350	73	0	73
Peru Government International Bond	MSC	1.960%	10/20/2016	1.264%		3,000	145	0	145
Petrobras International Finance Co.	DUB	1.000%	09/20/2011	1.050%		22,500	(4)	(99)	95
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		3,400	(15)	(31)	16
Petrobras International Finance Co.	HSBC	1.000%	09/20/2015	1.571%		17,500	(463)	(605)	142
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	1.050%		7,500	(1)	(27)	26
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.571%		3,000	(80)	(86)	6
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	1.240%		4,100	(18)	(26)	8
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.571%		400	(11)	(14)	3
Philippines Government International Bond	BCLY	1.000%	03/20/2015	1.242%		20,000	(202)	(576)	374
Philippines Government International Bond	BNP	1.000%	09/20/2015	1.357%		10,500	(175)	(224)	49
Philippines Government International Bond	BOA	1.000%	03/20/2015	1.242%		7,000	(71)	(201)	130
Philippines Government International Bond	CITI	2.730%	03/20/2018	1.587%		9,800	756	0	756
Philippines Government International Bond	DUB	1.000%	03/20/2015	1.242%		10,000	(101)	(301)	200
Philippines Government International Bond	DUB	1.000%	09/20/2015	1.357%		17,000	(283)	(417)	134
Philippines Government International Bond	GSC	1.000%	09/20/2015	1.357%		15,000	(249)	(382)	133
Philippines Government International Bond	HSBC	1.000%	09/20/2015	1.357%		7,800	(130)	(168)	38
Philippines Government International Bond	HSBC	1.000%	12/20/2015	1.405%		1,100	(21)	(21)	0

See Accompanying Notes	Semiannual Report	September 30, 2010	79

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Philippines Government International Bond	JPM	1.000%	03/20/2015	1.242%	$	20,000	$(202)	$(612)	$410
Philippines Government International Bond	JPM	1.000%	09/20/2015	1.357%		15,000	(249)	(375)	126
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.556%		6,200	351	0	351
Philippines Government International Bond	UBS	1.000%	03/20/2015	1.242%		28,000	(283)	(859)	576
Qatar Government International Bond	UBS	1.000%	12/20/2014	0.904%		2,000	9	(28)	37
Russia Government International Bond	CITI	1.000%	12/20/2010	0.606%		350	0	0	0
Russia Government International Bond	DUB	1.000%	12/20/2010	0.606%		2,700	4	1	3
Russia Government International Bond	GSC	1.000%	12/20/2010	0.606%		6,900	8	7	1
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.000%	03/20/2011	1.369%		22,700	(33)	0	(33)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	CSFB	1.870%	10/20/2012	1.856%		6,900	61	0	61
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	GSC	1.380%	10/20/2011	1.583%		5,000	21	0	21
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MSC	2.000%	10/20/2012	1.856%		13,000	156	0	156
South Korea Government Bond	BCLY	1.000%	03/20/2011	0.478%		1,200	3	7	(4)
South Korea Government Bond	CITI	1.000%	03/20/2011	0.478%		1,600	4	9	(5)
South Korea Government Bond	GSC	1.000%	03/20/2011	0.478%		3,600	10	17	(7)
Turkey Government International Bond	UBS	1.000%	03/20/2015	1.505%		18,500	(394)	(623)	229
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.137%		12,000	12	0	12
VTB Bank Via VTB Capital SA	GSC	1.000%	12/20/2010	1.890%		8,100	(14)	(100)	86

							$(1,687)	$(8,257)	$6,570

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	CSFB	5.000%	06/20/2015	$	18,200	$2,256	$1,872	$384
CDX.EM-13 Index	HSBC	5.000%	06/20/2015		14,000	1,735	1,442	293
CDX.EM-13 Index	MSC	5.000%	06/20/2015		17,300	2,144	2,180	(36)
CDX.EM-14 Index	BOA	5.000%	12/20/2015		31,800	4,233	4,150	83
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		1,700	226	222	4
CDX.EM-14 Index	MSC	5.000%	12/20/2015		7,700	1,025	1,001	24

						$11,619	$10,867	$752

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.140%	01/02/2012	BCLY	BRL	36,000	$377	$0	$377
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		4,000	42	5	37
Pay	1-Year BRL-CDI	11.140%	01/02/2012	JPM		60,600	635	76	559
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		176,900	1,853	239	1,614
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		637,200	(554)	(800)	246
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		582,800	162	0	162
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		133,200	2,194	557	1,637
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		152,400	2,510	730	1,780
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		114,300	1,882	608	1,274
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		127,000	713	(48)	761
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		205,600	1,243	7	1,236
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		166,400	1,038	36	1,002
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC	MXN	65,400	325	(5)	330
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		157,200	786	0	786
Pay	28-Day MXN TIIE	7.780%	04/09/2019	DUB		8,700	67	6	61

							$13,273	$1,411	$11,862

80	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(h)	Purchased options outstanding on September 30, 2010:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC USD versus KRW	KRW	1,110.000	12/07/2010	$	26,825	$829	$243

(i)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	100,600	$433	$5,893
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		100,600	658	0
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		32,900	49	72
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		32,900	117	76
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		30,100	78	66
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		30,100	57	69
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		8,200	51	480
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		8,200	68	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		3,700	25	217
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		3,700	30	0
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		67,200	193	295
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		67,200	293	89
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		63,500	493	0

								$2,545	$7,257

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus KRW	KRW	1,275.000	12/07/2010	$	26,825	$934	$64

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$9,100	$118	$117

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	70	$1,016,125	$7,620
Sales	164	535,500	2,455
Closing Buys	(152)	(740,600)	(5,165)
Expirations	0	(54,400)	(358)
Exercised	(82)	(171,800)	(955)

Balance at 09/30/2010	0	$584,825	$3,597

(j)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	74,814	10/2010	BCLY	$0	$(2,618)	$(2,618)
Buy		74,814	10/2010	HSBC	1,972	0	1,972
Sell		74,814	12/2010	HSBC	0	(2,000)	(2,000)
Buy		19,803	12/2010	MSC	264	0	264
Buy		19,836	12/2010	RBS	283	0	283
Buy	CNY	59,300	01/2011	BOA	4	0	4
Buy		105,838	01/2011	MSC	5	0	5
Buy		81,312	04/2011	BCLY	127	0	127
Buy		110,875	04/2011	CITI	231	0	231
Buy		59,771	04/2011	RBS	101	0	101
Buy		192,630	09/2011	BCLY	137	0	137
Sell	COP	32,025,818	11/2010	JPM	0	(1,134)	(1,134)
Sell	EUR	76,140	10/2010	DUB	0	(6,234)	(6,234)
Sell		23,981	11/2010	BCLY	0	(1,788)	(1,788)
Sell		7,686	11/2010	DUB	0	(631)	(631)
Sell	GBP	10,909	12/2010	CITI	0	(191)	(191)

See Accompanying Notes	Semiannual Report	September 30, 2010	81

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	2,364	12/2010	GSC	$0	$(31)	$(31)
Sell		5,341	12/2010	UBS	0	(79)	(79)
Buy	HUF	772,298	10/2010	CITI	448	0	448
Buy		1,467,320	10/2010	DUB	539	0	539
Sell		217,807	10/2010	DUB	0	(163)	(163)
Buy		1,149,600	10/2010	GSC	668	0	668
Buy		2,025,034	10/2010	HSBC	1,244	0	1,244
Buy		885,614	10/2010	JPM	636	0	636
Sell		6,082,059	10/2010	JPM	0	(4,934)	(4,934)
Buy	INR	702,130	11/2010	CITI	477	0	477
Buy		346,196	11/2010	HSBC	271	0	271
Buy		685,589	03/2011	BCLY	407	0	407
Sell	JPY	13,380,000	10/2010	JPM	0	(9,099)	(9,099)
Buy	KRW	13,720,703	11/2010	BCLY	153	0	153
Buy		2,399,299	11/2010	BOA	63	0	63
Buy		13,429,450	11/2010	CITI	125	0	125
Buy		10,803,340	11/2010	DUB	60	0	60
Buy		246,330	11/2010	GSC	6	0	6
Buy		1,850,120	11/2010	JPM	13	(3)	10
Buy		6,876,180	11/2010	MSC	204	0	204
Sell		741,738	11/2010	RBS	0	(49)	(49)
Buy	MXN	442,813	02/2011	CITI	1,276	0	1,276
Buy		19,207	02/2011	DUB	7	0	7
Buy	PHP	448,747	11/2010	CITI	339	0	339
Buy		205,405	11/2010	DUB	158	0	158
Buy	PLN	91,717	11/2010	CITI	2,942	0	2,942
Buy	SGD	5,380	03/2011	BOA	90	0	90
Buy		1,322	03/2011	DUB	16	0	16
Buy		1,110	03/2011	JPM	20	0	20
Buy		1,340	03/2011	RBS	24	0	24
Buy	TRY	6,763	10/2010	CITI	254	0	254
Buy		2,514	10/2010	HSBC	101	0	101

					$13,665	$(28,954)	$(15,289)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bahrain
Sovereign Issues	$0	$17,347	$0	$17,347
Barbados
Corporate Bonds & Notes	0	15,759	0	15,759
Bermuda
Corporate Bonds & Notes	0	30,493	0	30,493
Brazil
Corporate Bonds & Notes	0	244,680	0	244,680
Sovereign Issues	0	273,376	0	273,376
Cayman Islands
Corporate Bonds & Notes	0	10,757	3,842	14,599
Chile
Corporate Bonds & Notes	7,443	56,152	0	63,595
Sovereign Issues	0	110	0	110
Colombia
Corporate Bonds & Notes	0	30,902	0	30,902
Sovereign Issues	0	160,363	0	160,363
Egypt
Corporate Bonds & Notes	0	7,759	0	7,759
El Salvador
Corporate Bonds & Notes	0	9,646	0	9,646
Guatemala
Sovereign Issues	0	5,758	0	5,758
India
Corporate Bonds & Notes	0	34,572	0	34,572
Indonesia
Corporate Bonds & Notes	0	63,381	0	63,381
Sovereign Issues	0	222,522	0	222,522
Ireland
Corporate Bonds & Notes	0	16,274	0	16,274
Israel

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
U.S. Government Agencies	$0	$125	$0	$125
Kazakhstan
Corporate Bonds & Notes	0	48,237	0	48,237
Malaysia
Corporate Bonds & Notes	0	26,224	0	26,224
Mexico
Corporate Bonds & Notes	0	234,420	0	234,420
Sovereign Issues	0	105,491	0	105,491
Netherlands
Corporate Bonds & Notes	0	34,625	0	34,625
Panama
Corporate Bonds & Notes	0	9,657	0	9,657
Sovereign Issues	0	113,207	0	113,207
Peru
Corporate Bonds & Notes	0	0	6,807	6,807
Sovereign Issues	0	65,770	0	65,770
Philippines
Sovereign Issues	0	160,771	0	160,771
Poland
Sovereign Issues	0	26,258	0	26,258
Qatar
Corporate Bonds & Notes	0	33,256	0	33,256
Russia
Corporate Bonds & Notes	0	279,946	0	279,946
Sovereign Issues	0	282,978	0	282,978
Singapore
Corporate Bonds & Notes	0	15,687	0	15,687
South Africa
Corporate Bonds & Notes	0	7,929	0	7,929
Sovereign Issues	0	56,441	0	56,441

82	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
South Korea
Corporate Bonds & Notes	$0	$20,312	$0	$20,312
Sovereign Issues	0	45,428	0	45,428
Trinidad and Tobago
Corporate Bonds & Notes	0	19,555	0	19,555
Tunisia
Sovereign Issues	0	12,535	0	12,535
Turkey
Sovereign Issues	0	175,642	0	175,642
United Arab Emirates
Corporate Bonds & Notes	0	7,506	0	7,506
United Kingdom
Corporate Bonds & Notes	0	10,272	0	10,272
United States
Asset-Backed Securities	0	971	0	971
Bank Loan Obligations	0	18,860	0	18,860
Corporate Bonds & Notes	0	51,222	0	51,222
Mortgage-Backed Securities	0	28,651	0	28,651
U.S. Government Agencies	0	110	0	110
U.S. Treasury Obligations	0	298,875	0	298,875
Uruguay
Sovereign Issues	0	63,560	0	63,560
Vietnam
Sovereign Issues	0	4,991	0	4,991
Virgin Islands (British)
Corporate Bonds & Notes	11,022	2,342	0	13,364

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short-Term Instruments
Repurchase Agreements	$0	$7,500	$0	$7,500
Japan Treasury Bills	0	160,270	0	160,270
U.S. Treasury Bills	0	18,607	0	18,607
PIMCO Short-Term Floating NAV Portfolio	40,692	0	0	40,692
Purchased Options
Foreign Exchange Contracts	0	243	0	243
Investments, at value	$59,157	$3,648,325	$10,649	$3,718,131

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	7,523	0	7,523
Foreign Exchange Contracts	0	13,665	0	13,665
Interest Rate Contracts	1,845	11,862	0	13,707
	$1,845	$33,050	$0	$34,895

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(201)	0	(201)
Foreign Exchange Contracts	0	(29,018)	0	(29,018)
Interest Rate Contracts	0	(7,257)	(117)	(7,374)
	$0	$(36,476)	$(117)	$(36,593)

Totals	$61,002	$3,644,899	$10,532	$3,716,433

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Cayman Islands
Corporate Bonds & Notes	$1,334	$2,128	$(67)	$79	$17	$351	$0	$0	$3,842	$354
Indonesia
Bank Loan Obligations	13,459	0	(13,700)	76	108	57	0	0	0	0
Peru
Corporate Bonds & Notes	6,666	0	(281)	107	69	246	0	0	6,807	249
United States
Bank Loan Obligations	17,565	0	(2,833)	0	0	85	0	(14,817)	0	0

Investments, at value	$39,024	$2,128	$(16,881)	$262	$194	$739	$0	$(14,817)	$10,649	$603

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$0	$(117)	$0	$0	$0	$0	$0	$(117)	$0

Totals	$39,024	$2,128	$(16,998)	$262	$194	$739	$0	$(14,817)	$10,532	$603

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes	Semiannual Report	September 30, 2010	83

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	(Unaudited) September 30, 2010

(l)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$243	$0	$0	$0	$243
Unrealized appreciation on foreign currency contracts	0	13,665	0	0	0	13,665
Unrealized appreciation on swap agreements	11,862	0	7,523	0	0	19,385

	$11,862	$13,908	$7,523	$0	$0	$33,293

Liabilities:
Written options outstanding	$7,374	$64	$0	$0	$0	$7,438
Variation margin payable (2)	170	0	0	0	0	170
Unrealized depreciation on foreign currency contracts	0	28,954	0	0	0	28,954
Unrealized depreciation on swap agreements	0	0	201	0	0	201

	$7,544	$29,018	$201	$0	$0	$36,763

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$32,495	$358	$5,540	$0	$0	$38,393
Net realized gain on foreign currency transactions	0	9,270	0	0	0	9,270

	$32,495	$9,628	$5,540	$0	$0	$47,663

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(257)	$0	$0	$0	$(257)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(10,069)	6	3,646	0	0	(6,417)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(21,117)	0	0	0	(21,117)

	$(10,069)	$(21,368)	$3,646	$0	$0	$(27,791)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,845 as reported in the Notes to Schedule of Investments.

84	PIMCO Funds	See Accompanying Notes

Schedule of Investments PIMCO Floating Income Fund	(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 2.3%

American General Finance Corp.
7.250% due 04/21/2015		$5,000	$5,033

Bausch & Lomb, Inc.
3.510% due 04/26/2015		1,491	1,435
3.783% due 04/26/2015		447	430

CIT Group, Inc.
6.250% due 08/11/2015		3,000	3,029

CSC Holdings LLC
2.007% due 03/29/2016		1,900	1,870

Dex One Corp.
9.000% due 10/24/2014		700	597
9.225% due 10/24/2014		588	502

FCI Connectors
3.031% due 11/02/2012		264	247
3.031% due 03/09/2013		280	262

Ford Motor Co.
3.010% due 12/15/2013		1,500	1,473

Graham Packaging Co. LP
6.000% due 09/23/2016		1,000	1,009

Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2014 (a)		1,755	1,396

Ineos Group Holdings PLC
7.501% due 10/07/2013		1,096	1,099
8.001% due 10/07/2014		1,096	1,099

Intelsat Ltd.
3.033% due 07/03/2012		336	332

International Lease Finance Corp.
6.750% due 03/17/2015		1,200	1,221
7.000% due 03/17/2016		800	813

Nielsen Finance LLC
2.295% due 08/09/2013		281	272
4.008% due 05/01/2016		598	584

PagesJaunes Groupe
2.629% due 01/11/2014	EUR	2,000	2,333

Seat Pagine Gialle SpA
0.618% due 06/08/2012		476	615

SuperMedia, Inc.
11.000% due 12/31/2015		$337	263

Texas Competitive Electric Holdings Co. LLC
3.758% due 10/10/2014		4,012	3,108
4.033% due 10/10/2014		21	16

UPC Holding BV
4.377% due 12/31/2016	EUR	2,174	2,775
4.627% due 12/31/2017		1,568	2,010

Vodafone Group PLC
6.875% due 08/11/2015		$5,000	4,947

Total Bank Loan Obligations (Cost $40,641)			38,770

CORPORATE BONDS & NOTES 64.0%

BANKING & FINANCE 27.4%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		18,200	19,156
6.103% due 06/27/2012		5,500	5,769
8.700% due 08/07/2018		6,500	8,166

Ally Financial, Inc.
6.625% due 05/15/2012		2,900	2,987
6.875% due 09/15/2011		3,600	3,693
6.875% due 08/28/2012		200	208
7.000% due 02/01/2012		700	725
7.250% due 03/02/2011		7,825	7,951
7.500% due 12/31/2013		200	214
8.300% due 02/12/2015		4,000	4,370

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Express Bank FSB
6.000% due 09/13/2017		$2,400	$2,742

American Express Co.
7.250% due 05/20/2014		3,000	3,522

American International Group, Inc.
5.000% due 06/26/2017	EUR	1,250	1,613
5.000% due 04/26/2023	GBP	200	258
5.450% due 05/18/2017		$4,700	4,806
5.600% due 10/18/2016		1,900	1,948
5.850% due 01/16/2018		3,200	3,328
6.250% due 05/01/2036		2,700	2,632
8.250% due 08/15/2018		2,500	2,925

Anadarko Finance Co.
7.500% due 05/01/2031		200	217

AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		400	424
6.500% due 04/15/2040		700	732

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	2,000	2,505

Banco del Estado de Chile
4.125% due 10/07/2020 (b)		$1,600	1,588

Banco do Brasil S.A.
4.500% due 01/22/2015		6,800	7,166
6.000% due 01/22/2020		1,800	2,016

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		500	502

Banco Santander Chile
1.771% due 04/20/2012		1,100	1,100
3.750% due 09/22/2015		3,000	3,049

Bank of America Corp.
5.750% due 12/01/2017		1,150	1,231

Bank of Scotland PLC
4.880% due 04/15/2011		3,000	3,068

Banque PSA Finance
8.500% due 05/04/2012	EUR	1,900	2,820

Barclays Bank PLC
5.000% due 09/22/2016		$500	548
5.200% due 07/10/2014		1,500	1,665
5.450% due 09/12/2012		8,000	8,668
5.926% due 09/29/2049		800	756
6.750% due 05/22/2019		2,700	3,214
7.434% due 09/29/2049		2,900	2,987

BBVA Bancomer S.A.
7.250% due 04/22/2020		400	431

Bear Stearns Cos. LLC
6.400% due 10/02/2017		2,450	2,858
7.250% due 02/01/2018		7,900	9,637

BM&FBovespa S.A.
5.500% due 07/16/2020		100	107

BNP Paribas
0.931% due 04/08/2013		100	100

CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		300	324

CIT Group, Inc.
7.000% due 05/01/2013		3,000	3,030
7.000% due 05/01/2014		10,500	10,526
7.000% due 05/01/2015		7,700	7,681

Citigroup, Inc.
4.750% due 05/19/2015		4,900	5,163
4.750% due 02/10/2019	EUR	2,000	2,679
5.500% due 04/11/2013		$4,800	5,154
6.000% due 08/15/2017		200	216
6.125% due 11/21/2017		9,500	10,392

Columbus International, Inc.
11.500% due 11/20/2014		6,750	7,491

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Conti-Gummi Finance BV
8.500% due 07/15/2015	EUR	3,200	$4,740

Crown Castle Towers LLC
6.113% due 01/15/2040		$4,800	5,311

FCE Bank PLC
7.875% due 02/15/2011	GBP	200	319

Fiat Finance & Trade S.A.
6.625% due 02/15/2013	EUR	1,400	1,994
7.625% due 09/15/2014		5,700	8,407
9.000% due 07/30/2012		900	1,332

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		$2,300	2,452

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		15,010	15,014
5.625% due 09/15/2015		4,300	4,428
7.500% due 08/01/2012		200	212
7.800% due 06/01/2012		200	213
8.000% due 12/15/2016		3,000	3,397

Foundation Re II Ltd.
7.119% due 11/26/2010		3,700	3,709

Gazprom Via White Nights Finance BV
10.500% due 03/25/2014		100	120

Goldman Sachs Group, Inc.
1.028% due 01/12/2015		900	862
3.700% due 08/01/2015		2,000	2,049
6.150% due 04/01/2018		300	333

Green Valley Ltd.
4.410% due 01/10/2011	EUR	1,900	2,578

HBOS PLC
6.750% due 05/21/2018		$7,400	7,446

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		6,575	3,629

HSBC Bank PLC
4.125% due 08/12/2020		5,900	6,008

Intergas Finance BV
6.375% due 05/14/2017		4,000	4,340
6.875% due 11/04/2011		7,296	7,661

International Lease Finance Corp.
4.950% due 02/01/2011		5,300	5,326
6.500% due 09/01/2014		7,200	7,758

JPMorgan Chase & Co.
4.650% due 06/01/2014		700	767

Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020 (b)		1,700	1,700

LBG Capital No.1 PLC
7.869% due 08/25/2020	GBP	600	895

Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)	EUR	2,543	810
5.316% due 04/05/2011 (a)		1,816	579

MBNA Corp.
7.500% due 03/15/2012		$1,200	1,294

Merrill Lynch & Co., Inc.
0.986% due 01/15/2015		5,000	4,742
5.450% due 02/05/2013		2,350	2,525
6.050% due 08/15/2012		15,387	16,521
6.875% due 04/25/2018		8,800	9,886

Morgan Stanley
2.876% due 05/14/2013		300	306
6.625% due 04/01/2018		7,200	7,994
7.300% due 05/13/2019		100	115

Mystic Re Ltd.
10.299% due 06/07/2011		1,500	1,569

Pearson Dollar Finance PLC
6.250% due 05/06/2018		1,000	1,157

See Accompanying Notes	Semiannual Report	September 30, 2010	85

Schedule of Investments  PIMCO Floating Income Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Petroleum Export Ltd.
5.265% due 06/15/2011		$1,752	$1,749

Petroleum Export II Ltd.
6.340% due 06/20/2011		1,520	1,517

Qatari Diar Finance QSC
3.500% due 07/21/2015		300	307
5.000% due 07/21/2020		100	105

Rabobank Nederland NV
11.000% due 06/29/2049		1,200	1,565

Regions Financial Corp.
7.750% due 11/10/2014		1,600	1,735

Royal Bank of Scotland Group PLC
2.759% due 08/23/2013		1,300	1,327
4.908% due 04/06/2011	GBP	931	1,447
5.625% due 08/24/2020		$3,900	4,096

RZD Capital Ltd.
5.739% due 04/03/2017		9,600	10,145

SLM Corp.
3.125% due 09/17/2012	EUR	7,000	9,062
8.450% due 06/15/2018		$3,500	3,540

State Bank of India
4.500% due 07/27/2015		4,900	5,158

Sumitomo Mitsui Banking Corp.
0.789% due 12/31/2049	JPY	700,000	8,351
0.950% due 06/02/2049		700,000	8,092

TNK-BP Finance S.A.
6.250% due 02/02/2015		$2,100	2,231
6.625% due 03/20/2017		900	955
7.250% due 02/02/2020		500	548
7.500% due 03/13/2013		7,500	8,177
7.500% due 07/18/2016		2,400	2,678

UBS AG
5.875% due 12/20/2017		5,500	6,232

UBS Preferred Funding Trust I
8.622% due 10/29/2049		8,250	8,250

UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	2,000	2,859

Virgin Media Secured Finance PLC
7.000% due 01/15/2018	GBP	4,700	7,854

VTB Bank Via VTB Capital S.A.
6.609% due 10/31/2012		$3,500	3,715

Wachovia Corp.
5.750% due 02/01/2018		100	114

Waha Aerospace BV
3.925% due 07/28/2020		2,200	2,265

Wells Fargo Capital XIII
7.700% due 12/29/2049		10,200	10,634

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		5,360	5,360

Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	4,400	6,328

			463,952

INDUSTRIALS 27.7%

Adaro Indonesia PT
7.625% due 10/22/2019		$400	438

Alcoa, Inc.
6.750% due 07/15/2018		3,500	3,777

Altria Group, Inc.
9.250% due 08/06/2019		6,700	8,996

America Movil SAB de C.V.
3.625% due 03/30/2015		2,000	2,094
5.000% due 03/30/2020		6,000	6,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 01/15/2015	$2,800	$3,174

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019	1,479	1,746

AmeriGas Partners LP
7.125% due 05/20/2016	2,300	2,409

Anadarko Petroleum Corp.
5.950% due 09/15/2016	1,400	1,531
6.375% due 09/15/2017	2,200	2,428

Anglo American Capital PLC
9.375% due 04/08/2014	3,400	4,190

ArvinMeritor, Inc.
8.125% due 09/15/2015	2,000	2,035

AutoZone, Inc.
7.125% due 08/01/2018	2,000	2,433

Berry Plastics Corp.
4.167% due 09/15/2014	2,500	2,144
5.276% due 02/15/2015	3,400	3,221
8.250% due 11/15/2015	500	517

Biomet, Inc.
10.000% due 10/15/2017	200	222
10.375% due 10/15/2017 (c)	2,700	2,881
11.625% due 10/15/2017	5,700	6,377

Boston Scientific Corp.
4.500% due 01/15/2015	3,100	3,176
6.000% due 01/15/2020	3,000	3,205

C8 Capital SPV Ltd.
6.640% due 12/29/2049	5,400	3,571

Celanese U.S. Holdings LLC
6.625% due 10/15/2018	1,000	1,025

Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	1,100	1,119

Charter Communications Operating LLC
8.000% due 04/30/2012	4,325	4,606

Chesapeake Energy Corp.
7.625% due 07/15/2013	1,600	1,752

Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015	1,000	1,022
9.500% due 05/15/2016	1,100	1,193

Codelco, Inc.
7.500% due 01/15/2019	5,000	6,373

Community Health Systems, Inc.
8.875% due 07/15/2015	2,600	2,769

Consol Energy, Inc.
8.000% due 04/01/2017	5,900	6,416

Continental Airlines 2007-1 Class A Pass-Through Trust
5.983% due 10/19/2023	491	507

Continental Airlines 2009-1 Pass-Through Trust
9.000% due 07/08/2016	2,879	3,282

Continental Resources, Inc.
7.125% due 04/01/2021	700	731

Corp. GEO SAB de C.V.
8.875% due 09/25/2014	6,100	6,801
9.250% due 06/30/2020	2,800	3,188

Crown Americas LLC
7.625% due 05/15/2017	500	540
7.750% due 11/15/2015	400	418

CSC Holdings LLC
7.625% due 07/15/2018	800	866
7.875% due 02/15/2018	3,000	3,289
8.625% due 02/15/2019	2,000	2,260

CSN Islands VIII Corp.
9.750% due 12/16/2013	1,500	1,766

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSN Islands IX Corp.
10.500% due 01/15/2015	$200	$248

CSN Islands XI Corp.
6.875% due 09/21/2019	1,100	1,215

CSN Resources S.A.
6.500% due 07/21/2020	5,800	6,213

Daimler Finance North America LLC
5.750% due 09/08/2011	2,125	2,219

DaVita, Inc.
6.625% due 03/15/2013	9,911	10,122

Delta Air Lines 2001-1 Class A-2 Pass-Through Trust
7.111% due 03/18/2013	3,500	3,658

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015	800	828
9.500% due 12/11/2019	3,000	3,390

Devon Energy Corp.
5.625% due 01/15/2014	800	899

Digicel Ltd.
8.250% due 09/01/2017	1,500	1,582

DISH DBS Corp.
6.375% due 10/01/2011	2,800	2,905
7.000% due 10/01/2013	1,900	2,026
7.125% due 02/01/2016	2,200	2,324
7.875% due 09/01/2019	500	541

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	170	170

Ecopetrol S.A.
7.625% due 07/23/2019	2,600	3,159

El Paso Corp.
8.250% due 02/15/2016	1,100	1,229

Energy Transfer Partners LP
8.500% due 04/15/2014	1,800	2,139
9.700% due 03/15/2019	3,900	5,183

Enterprise Products Operating LLC
7.034% due 01/15/2068	200	199

FBG Finance Ltd.
5.125% due 06/15/2015	1,000	1,105

Florida Gas Transmission Co. LLC
7.900% due 05/15/2019	8,200	10,309

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	1,150	1,232
8.375% due 04/01/2017	5,200	5,812

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013	15,520	17,794

Gazprom Via Gaz Capital S.A.
7.288% due 08/16/2037	1,900	2,126
8.146% due 04/11/2018	4,500	5,254
9.250% due 04/23/2019	5,000	6,250

Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020	696	754

Georgia-Pacific LLC
7.000% due 01/15/2015	4,250	4,441
7.750% due 11/15/2029	3,200	3,376
8.250% due 05/01/2016	300	335
8.875% due 05/15/2031	3,100	3,549

Gerdau Holdings, Inc.
7.000% due 01/20/2020	4,900	5,500

Gerdau Trade, Inc.
5.750% due 01/30/2021 (b)	7,700	7,841

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020 (b)	1,900	1,887

86	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GTL Trade Finance, Inc.
7.250% due 10/20/2017		$2,000	$2,237

Hanesbrands, Inc.
4.121% due 12/15/2014		2,100	2,032

Harvest Operations Corp.
6.875% due 10/01/2017 (b)		400	411

HCA, Inc.
7.875% due 02/15/2020		1,500	1,648
8.500% due 04/15/2019		3,000	3,360
9.250% due 11/15/2016		9,800	10,633
9.625% due 11/15/2016 (c)		700	761
9.875% due 02/15/2017		800	888

Health Net, Inc.
6.375% due 06/01/2017		1,000	995

HeidelbergCement Finance BV
7.500% due 10/31/2014	EUR	3,400	4,936
8.000% due 01/31/2017		1,700	2,462

Hexion U.S. Finance Corp.
8.875% due 02/01/2018		$1,400	1,379

Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		600	669
7.625% due 04/09/2019		1,300	1,607

Indian Oil Corp. Ltd.
4.750% due 01/22/2015		900	958

Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	1,300	1,493

Insight Communications Co., Inc.
9.375% due 07/15/2018		$700	747

Intelsat Jackson Holdings S.A.
8.500% due 11/01/2019		3,000	3,270
9.500% due 06/15/2016		800	857

Intelsat Subsidiary Holding Co. S.A.
8.500% due 01/15/2013		3,100	3,150
8.875% due 01/15/2015		500	518

KazMunaiGaz Finance Sub BV
7.000% due 05/05/2020		1,300	1,440
11.750% due 01/23/2015		5,400	6,858

Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		5,900	6,371
5.950% due 02/15/2018		7,900	8,936

LifePoint Hospitals, Inc.
6.625% due 10/01/2020		200	204

Lyondell Chemical Co.
8.000% due 11/01/2017		8,000	8,760
11.000% due 05/01/2018		100	111

Macy's Retail Holdings, Inc.
7.450% due 07/15/2017		1,000	1,122

Masco Corp.
5.875% due 07/15/2012		2,000	2,076

Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		4,400	4,836

Mylan, Inc.
7.625% due 07/15/2017		200	214
7.875% due 07/15/2020		1,700	1,830

Nakilat, Inc.
6.067% due 12/31/2033		900	997

New Albertson's, Inc.
7.500% due 02/15/2011		400	410

Newfield Exploration Co.
6.875% due 02/01/2020		2,500	2,669
7.125% due 05/15/2018		300	322

Nissan Motor Acceptance Corp.
3.250% due 01/30/2013		600	619

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Noble Group Ltd.
4.875% due 08/05/2015		$1,800	$1,866
6.625% due 03/17/2015		5,000	5,161
6.625% due 08/05/2020		1,800	1,890
6.750% due 01/29/2020		4,000	4,322

OI European Group BV
6.750% due 09/15/2020	EUR	1,000	1,397

Oshkosh Corp.
8.250% due 03/01/2017		$200	216
8.500% due 03/01/2020		100	109

Peabody Energy Corp.
6.500% due 09/15/2020		1,400	1,514

Pemex Project Funding Master Trust
0.896% due 12/03/2012		7,000	6,982
5.500% due 02/24/2025	EUR	1,200	1,636

Petrobras International Finance Co.
5.875% due 03/01/2018		$4,000	4,464
7.750% due 09/15/2014		3,600	4,227
7.875% due 03/15/2019		3,170	3,969
8.375% due 12/10/2018		400	503

Petroleos Mexicanos
5.500% due 01/21/2021		3,400	3,638
8.000% due 05/03/2019		3,000	3,735

Pride International, Inc.
6.875% due 08/15/2020		500	547
8.500% due 06/15/2019		5,500	6,408

RBS Global, Inc.
8.500% due 05/01/2018		1,200	1,226

Reynolds Group Issuer, Inc.
7.750% due 10/15/2016		2,000	2,045
8.500% due 05/15/2018		1,100	1,081

Rhodia S.A.
3.585% due 10/15/2013	EUR	4,200	5,740
6.875% due 09/15/2020		$600	615

Rockies Express Pipeline LLC
6.250% due 07/15/2013		2,770	3,012

Rockwood Specialties Group, Inc.
7.625% due 11/15/2014	EUR	1,000	1,399

Rohm and Haas Co.
6.000% due 09/15/2017		$3,000	3,354

Royal Caribbean Cruises Ltd.
8.750% due 02/02/2011		1,500	1,539

SandRidge Energy, Inc.
4.158% due 04/01/2014		4,775	4,426

Smurfit Kappa Acquisitions
7.750% due 11/15/2019	EUR	3,100	4,459

Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		$800	859

Steel Dynamics, Inc.
7.375% due 11/01/2012		2,400	2,577
7.750% due 04/15/2016		2,000	2,090

SunGard Data Systems, Inc.
10.625% due 05/15/2015		1,500	1,680

Teck Resources Ltd.
3.850% due 08/15/2017		2,300	2,374
9.750% due 05/15/2014		5,800	7,158
10.250% due 05/15/2016		1,050	1,277
10.750% due 05/15/2019		1,000	1,261

Tenet Healthcare Corp.
10.000% due 05/01/2018		1,700	1,951

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,029	1,091

Teva Pharmaceutical Finance Co. LLC
5.550% due 02/01/2016		1,000	1,167

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Transocean, Inc.
4.950% due 11/15/2015		$1,300	$1,354

UAL 2009-1 Pass-Through Trust
10.400% due 05/01/2018		2,388	2,662

UAL 2009-2A Pass-Through Trust
9.750% due 01/15/2017		1,618	1,784

UPC Holding BV
8.375% due 08/15/2020	EUR	3,000	4,123

Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016		$200	214
9.500% due 01/21/2020		700	800

Usiminas Commercial Ltd.
7.250% due 01/18/2018		600	684

Vale Overseas Ltd.
4.625% due 09/15/2020		2,900	3,009

Valeant Pharmaceuticals International
7.000% due 10/01/2020		300	308

Volkswagen International Finance NV
4.000% due 08/12/2020		1,100	1,137

Weyerhaeuser Co.
6.750% due 03/15/2012		818	863

Wind Acquisition Finance S.A.
11.000% due 12/01/2015	EUR	3,400	4,925
11.750% due 07/15/2017		$1,600	1,801

Windstream Corp.
7.875% due 11/01/2017		300	314
8.125% due 08/01/2013		100	109
8.625% due 08/01/2016		1,300	1,381

			468,021

UTILITIES 8.9%

AES Corp.
8.000% due 06/01/2020		3,500	3,815

AES Panama S.A.
6.350% due 12/21/2016		3,000	3,208

AT&T, Inc.
4.850% due 02/15/2014		4,800	5,321

BP Capital Markets PLC
0.422% due 04/11/2011		5,100	5,085
2.375% due 12/14/2011		540	542
2.750% due 06/14/2011	CHF	1,200	1,228
2.750% due 02/27/2012		$70	71
3.125% due 03/10/2012		1,170	1,193
3.625% due 05/08/2014		110	114
4.250% due 01/10/2011	EUR	650	892

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$4,200	4,977
7.750% due 11/30/2015		800	956

CMS Energy Corp.
1.476% due 01/15/2013		4,400	4,202

Consolidated Edison Co. of New York, Inc.
5.550% due 04/01/2014		4,800	5,445

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	3,513

Duke Energy Corp.
6.300% due 02/01/2014		$4,000	4,574

El Paso Performance-Linked Trust
7.750% due 07/15/2011		1,400	1,456

Embarq Corp.
7.082% due 06/01/2016		5,600	6,233

Entergy Corp.
3.625% due 09/15/2015		900	910

See Accompanying Notes	Semiannual Report	September 30, 2010	87

Schedule of Investments  PIMCO Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Frontier Communications Corp.
7.125% due 03/15/2019	$3,000	$3,090
7.875% due 04/15/2015	700	759

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	1,100	1,165

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	1,700	1,730

Korea Electric Power Corp.
3.000% due 10/05/2015 (b)	400	400

Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015	1,500	1,502
6.250% due 06/17/2014	800	898

Majapahit Holding BV
7.250% due 10/17/2011	1,400	1,479
7.250% due 06/28/2017	100	115
7.750% due 10/17/2016	200	234
7.750% due 01/20/2020	3,900	4,700

Nextel Communications, Inc.
6.875% due 10/31/2013	400	404

NGPL PipeCo LLC
6.514% due 12/15/2012	400	426
7.119% due 12/15/2017	1,000	1,087

NRG Energy, Inc.
7.250% due 02/01/2014	1,750	1,800
7.375% due 02/01/2016	2,000	2,062
7.375% due 01/15/2017	200	206
8.250% due 09/01/2020	2,900	3,005

PG&E Corp.
5.750% due 04/01/2014	4,800	5,403

Progress Energy, Inc.
6.050% due 03/15/2014	4,800	5,471

PSEG Power LLC
5.320% due 09/15/2016	2,475	2,775

Qwest Communications International, Inc.
7.500% due 02/15/2014	11,225	11,506

Qwest Corp.
3.542% due 06/15/2013	600	630
8.875% due 03/15/2012	5,000	5,500

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	240	261

Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012	2,500	2,629
5.500% due 09/30/2014	6,500	7,131
6.750% due 09/30/2019	250	298

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	234

Sprint Capital Corp.
7.625% due 01/30/2011	2,350	2,394
8.375% due 03/15/2012	3,525	3,789

Sprint Nextel Corp.
6.000% due 12/01/2016	2,200	2,184
8.375% due 08/15/2017	800	872

Telefonica Emisiones SAU
6.221% due 07/03/2017	2,900	3,390

Telesat LLC
11.000% due 11/01/2015	1,900	2,156

Time Warner Telecom, Inc.
8.000% due 03/01/2018	5,500	5,789

Valor Telecommunications Enterprises Finance Corp.
7.750% due 02/15/2015	4,800	4,971

Vodafone Group PLC
5.450% due 06/10/2019	3,400	3,941

		150,121

Total Corporate Bonds & Notes (Cost $1,043,159)		1,082,094

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONVERTIBLE BONDS & NOTES 2.3%

BANKING & FINANCE 0.5%

Boston Properties LP
2.875% due 02/15/2037	$5,300	$5,380

National City Corp.
4.000% due 02/01/2011	2,500	2,534

		7,914

INDUSTRIALS 1.8%

Amgen, Inc.
0.125% due 02/01/2011	17,100	17,121

Medtronic, Inc.
1.500% due 04/15/2011	6,800	6,843

Transocean, Inc.
1.500% due 12/15/2037	1,600	1,574
1.625% due 12/15/2037	4,400	4,389

		29,927

Total Convertible Bonds & Notes (Cost $37,474)		37,841

MUNICIPAL BONDS & NOTES 0.5%

CALIFORNIA 0.1%

California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.918% due 04/01/2040	1,300	1,410

San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	700	703

		2,113

NEW YORK 0.1%

New York State Urban Development Corp. Revenue Bonds, Series 2009
5.770% due 03/15/2039	1,100	1,167

WEST VIRGINIA 0.3%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,200	4,816

Total Municipal Bonds & Notes (Cost $7,976)		8,096

U.S. GOVERNMENT AGENCIES 0.2%

Fannie Mae
0.456% due 10/27/2037	200	200
3.068% due 02/01/2035	137	144
5.015% due 05/01/2035	423	451
5.500% due 04/01/2034	2,337	2,513

Ginnie Mae
0.557% due 12/16/2026	175	175

Total U.S. Government Agencies (Cost $3,418)		3,483

MORTGAGE-BACKED SECURITIES 5.6%

Adjustable Rate Mortgage Trust
5.323% due 11/25/2035	618	495

American General Mortgage Loan Trust
5.150% due 03/25/2058	899	925

American Home Mortgage Assets
0.466% due 10/25/2046	365	186

American Home Mortgage Investment Trust
0.496% due 05/25/2047	471	70
2.034% due 09/25/2045	100	88

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Funding Corp.
0.756% due 07/26/2036	$955	$923
2.838% due 06/25/2034	256	248
5.580% due 05/20/2036	1,400	1,181
5.888% due 04/25/2037	687	548

Banc of America Mortgage Securities, Inc.
2.748% due 07/25/2033	128	121
2.922% due 07/25/2033	1,538	1,494
5.391% due 02/25/2036	35	27
5.500% due 12/25/2020	273	273

Bear Stearns Adjustable Rate Mortgage Trust
2.616% due 04/25/2034	3,585	3,438
3.063% due 10/25/2035	360	361
4.963% due 01/25/2035	30	26
5.347% due 05/25/2047	356	274

Bear Stearns Alt-A Trust
0.416% due 02/25/2034	1,786	1,378
5.226% due 03/25/2036	207	109

Bear Stearns Commercial Mortgage Securities
5.296% due 10/12/2042	1,000	1,107

Bear Stearns Structured Products, Inc.
5.436% due 12/26/2046	1,764	1,260

CC Mortgage Funding Corp.
0.386% due 05/25/2048	3,546	1,322

CDC Commercial Mortgage Trust
6.005% due 05/15/2035	900	945

Chase Mortgage Finance Corp.
2.904% due 02/25/2037	1,372	1,293
6.009% due 09/25/2036	7,750	7,143

Citigroup Mortgage Loan Trust, Inc.
0.326% due 01/25/2037	772	503
2.888% due 12/25/2035	332	203
2.917% due 08/25/2035	1,201	635
3.074% due 03/25/2034	18	18
5.864% due 09/25/2037	655	480

Countrywide Alternative Loan Trust
0.452% due 12/20/2046	813	404
0.467% due 07/20/2046	350	161
0.486% due 08/25/2046	588	111
0.537% due 09/20/2046	600	103
0.587% due 11/20/2035	156	89
0.768% due 11/20/2035	500	84
1.370% due 12/25/2035	197	122
5.715% due 11/25/2035	416	260
6.000% due 02/25/2037	5,000	3,691

Countrywide Home Loan Mortgage Pass-Through Trust
5.103% due 10/20/2035	435	328
5.416% due 02/20/2036	573	397
5.631% due 05/20/2036	635	468

Credit Suisse First Boston Mortgage Securities Corp.
0.962% due 03/25/2032	28	24

Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	478	292

CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	565	411

Deutsche ALT-A Securities, Inc.
5.869% due 10/25/2036	465	284
5.886% due 10/25/2036	465	273

Downey Savings & Loan Association Mortgage Loan Trust
0.567% due 11/19/2037	800	35

First Horizon Asset Securities, Inc.
5.721% due 02/25/2036	1,099	1,031

Granite Master Issuer PLC
0.357% due 12/20/2054	5,316	4,965

88	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSR Mortgage Loan Trust
2.876% due 11/25/2035	$211	$185
4.923% due 01/25/2036	138	109
6.000% due 02/25/2036	3,046	2,808

Harborview Mortgage Loan Trust
0.387% due 04/19/2038	1,957	1,180

Homebanc Mortgage Trust
0.436% due 12/25/2036	417	304

Indymac Index Mortgage Loan Trust
0.496% due 07/25/2035	35	22
5.090% due 09/25/2035	369	293
5.274% due 06/25/2035	346	263

JPMorgan Chase Commercial Mortgage Securities Corp.
5.363% due 12/15/2044	800	882

JPMorgan Mortgage Trust
3.012% due 07/25/2035	2,144	2,034
5.877% due 06/25/2037	2,725	2,489
6.500% due 09/25/2035	1,187	1,119

JPMorgan Re-REMIC
0.762% due 03/26/2037	1,548	1,428

Merrill Lynch Alternative Note Asset
0.556% due 03/25/2037	582	263

Merrill Lynch Mortgage Investors, Inc.
5.430% due 12/25/2035	903	836

Morgan Stanley Mortgage Loan Trust
5.175% due 06/25/2036	28	27
5.218% due 07/25/2035	878	785
6.000% due 10/25/2037	1,909	1,428

Opteum Mortgage Acceptance Corp.
0.516% due 07/25/2035	252	225

RBSSP Resecuritization Trust
0.649% due 03/26/2037	818	749
0.762% due 03/26/2036	711	679

Residential Accredit Loans, Inc.
1.730% due 09/25/2045	1,116	673
6.000% due 06/25/2036	1,351	876

Residential Funding Mortgage Securities I
3.275% due 09/25/2035	1,319	974

Sequoia Mortgage Trust
0.607% due 07/20/2033	387	365

Structured Adjustable Rate Mortgage Loan Trust
2.653% due 01/25/2035	1,219	944
2.840% due 09/25/2035	266	206

Structured Asset Mortgage Investments, Inc.
0.386% due 03/25/2037	1,499	869
0.506% due 09/25/2047	563	107
0.587% due 10/19/2034	512	464
0.607% due 03/19/2034	75	68

Structured Asset Securities Corp.
2.841% due 10/25/2035	319	257

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	485	285

WaMu Mortgage Pass-Through Certificates
0.536% due 11/25/2045	1,946	1,433
0.566% due 01/25/2045	170	143
1.070% due 02/25/2047	383	227
1.100% due 01/25/2047	1,325	854
1.140% due 05/25/2047	786	505
1.180% due 12/25/2046	740	504
1.370% due 02/25/2046	2,337	1,746
1.570% due 11/25/2042	347	303
5.241% due 02/25/2037	429	323
5.424% due 12/25/2036	4,848	3,639

Wells Fargo Mortgage-Backed Securities Trust
2.754% due 09/25/2033	770	773

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.893% due 06/25/2035		$2,401	$2,364
4.576% due 03/25/2036		1,712	1,519
5.221% due 04/25/2036		7,500	6,305
5.442% due 07/25/2036		142	115
5.462% due 04/25/2036		2,535	2,124
5.468% due 07/25/2036		4,272	3,414
5.505% due 05/25/2036		301	250
6.000% due 04/25/2037		3,400	3,125

Total Mortgage-Backed Securities (Cost $101,891)			94,469

ASSET-BACKED SECURITIES 0.5%

Ameriquest Mortgage Securities, Inc.
0.726% due 01/25/2035		665	629

Asset-Backed Securities Corp. Home Equity
1.907% due 03/15/2032		1,469	1,126

Atrium CDO Corp.
0.923% due 06/27/2015		2,169	2,030

Citigroup Mortgage Loan Trust, Inc.
0.316% due 07/25/2045		1,339	1,052

Credit-Based Asset Servicing & Securitization LLC
0.316% due 11/25/2036		320	274

GSAMP Trust
0.326% due 12/25/2036		200	136

HSBC Asset Loan Obligation
0.316% due 12/25/2036		504	435

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		288	245
0.586% due 01/25/2046		35	18

MASTR Asset-Backed Securities Trust
0.306% due 01/25/2037		550	187

Morgan Stanley ABS Capital I
0.306% due 11/25/2036		32	32

Residential Asset Mortgage Products, Inc.
0.656% due 06/25/2047		600	274

SACO I, Inc.
0.506% due 12/25/2035		1,182	403

Specialty Underwriting & Residential Finance
0.936% due 01/25/2034		17	13

Venture CDO Ltd.
0.751% due 01/20/2022		2,000	1,778

WaMu Asset-Backed Certificates
0.306% due 01/25/2037		226	207

Total Asset-Backed Securities (Cost $11,053)			8,839

SOVEREIGN ISSUES 16.7%

Bahrain Government International Bond
5.500% due 03/31/2020		1,200	1,262

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	600	819
6.369% due 06/16/2018		$2,100	2,405

Banque Centrale de Tunisie S.A.
4.750% due 04/07/2011	EUR	7,800	10,846
6.250% due 02/20/2013		8,120	12,066
7.375% due 04/25/2012		$19,383	21,127

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024	BRL	3,600	4,114

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		6,262	3,635
10.000% due 01/01/2017		4,079	2,229
10.000% due 01/01/2021		5,521	2,925

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brazilian Government International Bond
4.875% due 01/22/2021		$4,100	$4,520

Canada Government Bond
2.500% due 06/01/2015	CAD	5,800	5,786

Colombia Government International Bond
7.375% due 03/18/2019		$10,000	12,700
8.250% due 12/22/2014		9,000	11,048

Export-Import Bank of Korea
0.754% due 10/04/2011		500	501
1.342% due 03/13/2012		6,100	6,098
5.125% due 06/29/2020		500	540
5.875% due 01/14/2015		400	448

Indonesia Government International Bond
5.875% due 03/13/2020		2,200	2,549
6.875% due 03/09/2017		4,100	4,959
6.875% due 01/17/2018		100	121
7.500% due 01/15/2016		5,000	6,092
9.500% due 07/15/2031	IDR	41,000,000	5,060
10.000% due 02/15/2028		21,000,000	2,706
10.500% due 08/15/2030		29,000,000	3,900
11.625% due 03/04/2019		$5,200	8,086

Korea Development Bank
5.300% due 01/17/2013		1,150	1,229

Korea Housing Finance Corp.
4.125% due 12/15/2015		800	841

Mexico Government International Bond
5.625% due 01/15/2017		8,700	9,996
6.625% due 03/03/2015		1,500	1,770

Panama Government International Bond
7.250% due 03/15/2015		4,000	4,800

Peru Government International Bond
8.375% due 05/03/2016		12,000	15,240

Philippines Government International Bond
6.500% due 01/20/2020		9,500	11,424
7.500% due 09/25/2024		200	263

Qatar Government International Bond
4.000% due 01/20/2015		15,600	16,536
5.250% due 01/20/2020		500	552

Republic of Germany
4.250% due 07/04/2018	EUR	17,300	27,275

Russia Government International Bond
7.500% due 03/31/2030		$23,091	27,633

South Africa Government International Bond
5.250% due 05/16/2013	EUR	2,870	4,200
6.875% due 05/27/2019		$5,400	6,628

Turkey Government International Bond
5.625% due 03/30/2021		7,900	8,650

Uruguay Government International Bond
8.000% due 11/18/2022		7,000	9,030

Total Sovereign Issues (Cost $266,799)			282,609

		SHARES
COMMON STOCKS 0.0%

CONSUMER SERVICES 0.0%

Tropicana Las Vegas Hotel and Casino (d)		50,000	715

INDUSTRIALS 0.0%

DURA Automotive Systems, Inc. (d)		9,042	0

Total Common Stocks (Cost $5,146)			715

See Accompanying Notes	Semiannual Report	September 30, 2010	89

Schedule of Investments  PIMCO Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 13.7%

REPURCHASE AGREEMENTS 0.0%

Deutsche Bank AG
0.320% due 10/01/2010	$500	$500
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $511. Repurchase proceeds are $500.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	184	184
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $193. Repurchase proceeds are $184.)

		684

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 2.5%
0.110% due 10/25/2010	JPY	3,490,000	$41,804

U.S. TREASURY BILLS 6.0%
0.124% due 10/07/2010 - 01/27/2011 (e)(g)(h)(j)		$101,207	101,196

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 5.2%
8,801,813	$88,177

Total Short-Term Instruments (Cost $230,084)	231,860

Total Investments 105.8% (Cost $1,747,641)	$1,788,776

Written Options (l) (0.2%) (Premiums $2,172)	(2,623)

Other Assets and Liabilities (Net) (5.6%)	(95,738)

Net Assets 100.0%	$1,690,415

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Payment in-kind bond security.
(d)	Non-income producing security.
(e)	Coupon represents a weighted average yield.
(f)	Affiliated to the Fund.
(g)	Securities with an aggregate market value of $260 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(h)	Securities with an aggregate market value of $98,435 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(i)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $2,496 at a weighted average interest rate of 0.230%. On September 30, 2010, there were no open reverse repurchase agreements.
(j)	Securities with an aggregate market value of $1,421 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	500	$1,512
90-Day Eurodollar September Futures	Long	09/2011	347	836
Euro-Bund 10-Year Bond December Futures	Long	12/2010	166	230
United Kingdom Government 10-Year Bond December Futures	Long	12/2010	122	(96)

				$2,482

(k)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	DUB	(1.320%	)	09/20/2018	0.866%	$	2,000	$(67)	$0	$(67)
Embarq Corp.	GSC	(1.000%	)	06/20/2016	1.936%		2,700	131	(19)	150
Embarq Corp.	JPM	(1.550%	)	06/20/2016	1.993%		3,000	68	0	68
Health Net, Inc.	CITI	(1.000%	)	06/20/2017	3.482%		1,000	136	131	5
Macy's Retail Holdings, Inc.	DUB	(1.000%	)	09/20/2017	2.004%		1,000	61	79	(18)
Masco Corp.	BNP	(1.000%	)	09/20/2012	1.846%		2,000	31	26	5
Pearson Dollar Finance PLC	DUB	(1.000%	)	06/20/2018	0.638%		1,000	(26)	(25)	(1)
Rohm and Haas Co.	CSFB	(1.850%	)	09/20/2017	0.830%		3,000	(200)	0	(200)
Royal Caribbean Cruises Ltd.	GSC	(5.000%	)	03/20/2011	1.982%		1,500	(23)	(24)	1
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	3.088%		8,000	(229)	0	(229)
Teva Pharmaceutical Finance II LLC	BCLY	(1.000%	)	03/20/2016	0.696%		1,000	(16)	(26)	10

								$(134)	$142	$(276)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
America Movil SAB de C.V.	DUB	1.000%	09/20/2011	0.877%	$	1,100	$2	$0	$2
America Movil SAB de C.V.	DUB	1.000%	03/20/2012	0.986%		1,500	1	(4)	5

90	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	DUB	5.000%	09/20/2013	1.789%	$	1,000	$94	$(130)	$224
American International Group, Inc.	GSC	0.095%	09/20/2011	1.050%		800	(7)	0	(7)
American International Group, Inc.	UBS	5.000%	09/20/2012	1.466%		3,600	253	(432)	685
American International Group, Inc.	UBS	5.000%	09/20/2014	2.089%		1,100	121	(154)	275
Amgen, Inc.	GSC	1.000%	09/20/2014	0.381%		9,200	227	197	30
ARAMARK Corp.	CITI	5.000%	03/20/2014	4.834%		2,400	16	(65)	81
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	1.248%		2,200	(13)	0	(13)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2014	1.458%		2,000	(34)	(117)	83
Berkshire Hathaway Finance Corp.	GSC	1.000%	09/20/2015	1.613%		1,000	(28)	(30)	2
BMW U.S. Capital LLC	BCLY	1.000%	09/20/2015	0.853%		2,000	15	4	11
BP Capital Markets PLC	BCLY	1.000%	06/20/2012	0.926%	EUR	1,900	4	(209)	213
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.561%	$	1,800	16	0	16
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.561%		4,800	42	0	42
Brazil Government International Bond	BCLY	2.370%	05/20/2014	0.978%		3,400	198	0	198
Brazil Government International Bond	BCLY	1.980%	09/20/2014	1.012%		6,700	255	0	255
Brazil Government International Bond	CITI	1.920%	09/20/2014	1.012%		6,700	239	0	239
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.154%		32,000	(235)	(300)	65
Brazil Government International Bond	MLP	2.900%	05/20/2014	0.978%		5,200	412	0	412
Brazil Government International Bond	MLP	2.920%	05/20/2014	0.978%		2,500	200	0	200
Brazil Government International Bond	MSC	1.850%	09/20/2014	1.012%		6,700	221	0	221
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.487%		5,000	8	20	(12)
Brazil Government International Bond	UBS	2.250%	05/20/2014	0.978%		3,600	193	0	193
California State General Obligation Bonds, Series 2003	GSC	1.580%	09/20/2011	1.454%		3,000	8	0	8
Celestica, Inc.	BCLY	2.850%	09/20/2011	0.143%		3,200	88	0	88
Chesapeake Energy Corp.	JPM	5.000%	09/20/2014	2.943%		2,900	226	(217)	443
China Government International Bond	BCLY	1.000%	06/20/2011	0.192%		2,900	18	16	2
China Government International Bond	BCLY	1.000%	09/20/2015	0.666%		2,000	33	19	14
China Government International Bond	BNP	1.000%	09/20/2015	0.666%		1,000	16	9	7
China Government International Bond	CITI	1.000%	09/20/2015	0.666%		500	9	5	4
China Government International Bond	HSBC	1.000%	09/20/2015	0.666%		400	7	4	3
China Government International Bond	MSC	1.000%	09/20/2015	0.666%		1,100	18	9	9
China Government International Bond	RBS	1.000%	09/20/2015	0.666%		2,600	43	24	19
Community Health Systems, Inc.	GSC	5.000%	09/20/2012	2.980%		4,200	169	(273)	442
Conti-Gummi Finance B.V.	BCLY	5.000%	12/20/2013	3.694%	EUR	1,300	71	61	10
Conti-Gummi Finance B.V.	UBS	5.000%	12/20/2013	3.694%		2,400	131	122	9
El Paso Corp.	BOA	5.000%	09/20/2014	2.408%	$	400	40	(30)	70
El Paso Corp.	CSFB	5.000%	09/20/2014	2.408%		4,600	453	(346)	799
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.454%		800	2	0	2
France Government Bond	DUB	0.250%	09/20/2015	0.780%		1,000	(25)	(36)	11
France Government Bond	JPM	0.250%	09/20/2015	0.780%		500	(12)	(17)	5
France Telecom S.A.	UBS	0.330%	09/20/2011	0.267%	EUR	5,300	5	0	5
France Telecom S.A.	WAC	0.325%	09/20/2011	0.267%		2,700	2	0	2
General Electric Capital Corp.	CITI	3.950%	03/20/2017	1.886%	$	14,525	1,734	0	1,734
General Electric Capital Corp.	DUB	0.125%	09/20/2011	1.228%		1,000	(11)	0	(11)
General Electric Capital Corp.	DUB	3.730%	12/20/2013	1.681%		5,000	324	0	324
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	1.881%		1,000	113	(102)	215
Goldman Sachs Group, Inc.	MSC	0.235%	06/20/2012	1.175%		6,000	(96)	0	(96)
Indonesia Government International Bond	HSBC	1.000%	12/20/2015	1.420%		12,750	(260)	(277)	17
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.420%		18,750	(382)	(390)	8
Indonesia Government International Bond	RBS	1.525%	12/20/2011	0.527%		7,000	89	0	89
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.656%	EUR	4,200	(8)	0	(8)
MetLife, Inc.	GSC	1.000%	09/20/2015	2.183%	$	3,500	(188)	(203)	15
MetLife, Inc.	UBS	1.000%	09/20/2015	2.183%		3,900	(210)	(231)	21
Mexico Government International Bond	BCLY	2.680%	05/20/2014	1.025%		3,400	234	0	234
Mexico Government International Bond	BCLY	2.310%	06/20/2014	1.036%		2,900	153	0	153
Mexico Government International Bond	BOA	2.130%	06/20/2014	1.036%		3,500	160	0	160
Mexico Government International Bond	CSFB	1.000%	09/20/2015	1.180%		5,000	(42)	(97)	55
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.658%		500	0	1	(1)
Mexico Government International Bond	GSC	1.000%	03/20/2011	0.658%		100	0	0	0
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.658%		1,200	1	3	(2)
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.658%		400	(1)	0	(1)
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.658%		1,300	1	3	(2)
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.658%		100	0	0	0
Mexico Government International Bond	MLP	3.200%	05/20/2014	1.025%		2,800	250	0	250
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.658%		300	1	1	0
Mexico Government International Bond	RBS	1.000%	12/20/2015	1.205%		20,000	(198)	(315)	117
NRG Energy, Inc.	CSFB	5.000%	06/20/2015	5.064%		300	(1)	(5)	4
NRG Energy, Inc.	UBS	5.000%	06/20/2015	5.064%		800	(1)	(13)	12
Petrobras International Finance Co.	CITI	1.000%	09/20/2011	1.050%		2,500	0	(10)	10
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		4,500	(20)	(56)	36
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	1.050%		600	0	(2)	2
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	1.264%		1,400	(8)	(8)	0
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.571%		1,300	(35)	(45)	10

See Accompanying Notes	Semiannual Report	September 30, 2010	91

Schedule of Investments PIMCO Floating Income Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Petroleos Mexicanos	DUB	0.760%	07/20/2011	0.822%	$	1,000	$1	$0	$1
Pfizer, Inc.	MSC	1.000%	09/20/2014	0.453%		9,700	211	222	(11)
Philippines Government International Bond	BNP	1.000%	09/20/2015	1.357%		5,000	(83)	(114)	31
Philippines Government International Bond	CITI	1.000%	09/20/2015	1.357%		11,700	(194)	(262)	68
Philippines Government International Bond	DUB	2.500%	09/20/2017	1.556%		3,000	181	0	181
Philippines Government International Bond	MSC	1.000%	09/20/2015	1.357%		9,000	(149)	(175)	26
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.556%		4,300	244	0	244
PSEG Energy Holdings LLC	MLP	1.300%	06/20/2012	0.601%		5,000	62	0	62
RRI Energy, Inc.	BCLY	5.000%	09/20/2014	6.947%		2,600	(164)	(390)	226
RRI Energy, Inc.	GSC	5.000%	09/20/2014	6.947%		2,800	(176)	(468)	292
Russia Government International Bond	CITI	1.000%	12/20/2010	0.606%		400	0	0	0
Russia Government International Bond	DUB	1.000%	12/20/2010	0.606%		700	1	0	1
Russia Government International Bond	GSC	1.000%	12/20/2010	0.606%		600	1	1	0
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	BCLY	1.650%	07/20/2011	1.439%		4,800	24	0	24
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	GSC	0.700%	06/20/2012	1.796%		6,700	(112)	0	(112)
SLM Corp.	BOA	0.820%	06/20/2012	3.745%		9,200	(443)	0	(443)
SLM Corp.	BOA	5.000%	09/20/2014	4.873%		1,000	5	(108)	113
South Korea Government Bond	CITI	0.520%	12/20/2010	0.478%		400	0	0	0
South Korea Government Bond	CITI	0.540%	12/20/2010	0.478%		500	0	0	0
South Korea Government Bond	UBS	0.550%	12/20/2010	0.478%		500	0	0	0
SunGard Data Systems, Inc.	BCLY	5.000%	09/20/2014	4.682%		1,500	19	(165)	184
Turkey Government International Bond	CITI	1.000%	03/20/2015	1.505%		6,200	(132)	(174)	42
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.610%		2,000	37	19	18
United Kingdom Gilt	CSFB	1.000%	09/20/2015	0.629%		500	9	5	4
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.137%		19,000	19	0	19
Vale Overseas Ltd.	UBS	0.650%	06/20/2014	1.090%		2,700	(38)	0	(38)
Volkswagen International Finance NV	BCLY	1.000%	09/20/2015	0.955%		3,000	7	(19)	26
Volkswagen International Finance NV	CITI	1.000%	09/20/2015	0.955%		3,600	9	2	7

							$4,440	$(5,242)	$9,682

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	$	56,500	$7,002	$7,035	$(33)
CDX.EM-13 Index	DUB	5.000%	06/20/2015		30,000	3,718	3,825	(107)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015		5,000	620	515	105
CDX.EM-13 Index	MSC	5.000%	06/20/2015		26,400	3,271	3,208	63
CDX.EM-13 Index	UBS	5.000%	06/20/2015		11,800	1,462	1,507	(45)
CDX.EM-14 Index	BCLY	5.000%	12/20/2015		3,500	467	452	15
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		600	80	78	2
CDX.EM-14 Index	MSC	5.000%	12/20/2015		11,700	1,557	1,521	36
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		13,096	(27)	0	(27)
CDX.HY-10 3-Year Index 25-35%	MLP	2.360%	06/20/2011		5,000	85	0	85
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015		56,400	(166)	(187)	21
iTraxx Europe Crossover 5 Index	DUB	2.900%	06/20/2011	EUR	4,300	83	84	(1)
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012		6,580	(53)	118	(171)
iTraxx Europe Crossover 7 Index	JPM	2.300%	06/20/2012		2,162	(18)	(99)	81
MCDX 5-Year Index	MSC	1.000%	06/20/2015	$	8,000	(349)	(345)	(4)

						$17,732	$17,712	$20

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

92	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC	BRL	1,500	$14	$7	$7
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		5,700	32	(2)	34
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		23,500	127	0	127
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		23,600	164	29	135
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	DUB	$	42,000	(5,182)	(1,449)	(3,733)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	MSC		233,000	(28,748)	(8,389)	(20,359)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		78,700	(9,710)	(3,077)	(6,633)
Receive	3-Month USD-LIBOR	4.000%	06/16/2015	GSC		140,000	(18,036)	(7,021)	(11,015)
Receive	3-Month USD-LIBOR	3.000%	12/15/2015	DUB		420,000	(27,894)	(25,194)	(2,700)
Receive	3-Month USD-LIBOR	3.000%	12/15/2015	GSC		60,000	(3,985)	(3,371)	(614)
Receive	3-Month USD-LIBOR	3.000%	12/15/2015	HSBC		75,000	(4,982)	(4,810)	(172)
Receive	3-Month USD-LIBOR	3.000%	12/15/2015	RBS		80,000	(5,313)	(3,480)	(1,833)
Receive	3-Month USD-LIBOR	3.250%	09/02/2020	BOA		4,800	(309)	0	(309)
Receive	3-Month USD-LIBOR	3.250%	09/02/2020	CITI		1,500	(97)	0	(97)
Receive	3-Month USD-LIBOR	3.250%	09/02/2020	GSC		5,900	(380)	0	(380)
Pay	6-Month EUR-EURIBOR	4.000%	03/17/2020	BNP	EUR	11,000	2,108	249	1,859
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MSC	MXN	37,900	334	(35)	369
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		9,200	128	0	128
Pay	28-Day MXN TIIE	7.780%	04/09/2019	JPM		14,800	114	14	100

							$(101,615)	$(56,529)	$(45,086)

(l)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	27	$8	$12
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	27	7	2

				$15	$14

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	6,700	$36	$393
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		6,700	47	0
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,600	18	17
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,100	5	64
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,100	5	0
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		7,600	25	33
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		7,600	36	10
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,700	18	18
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		8,800	91	59
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		7,700	25	34
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		7,700	35	10
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		11,000	74	644
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		11,000	88	0
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		3,700	24	25
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		2,500	16	0
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		9,500	93	63
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		112,100	899	749

								$1,535	$2,119

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	11/17/2010	EUR	1,000	$4	$2
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	11/17/2010		1,000	4	1
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010		14,000	31	36
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		14,000	83	31
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	11/17/2010	$	2,900	8	1
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	11/17/2010		2,900	6	3
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010		14,000	28	23
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		14,000	40	18
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010		700	2	2
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		700	2	2
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.900%	12/15/2010	EUR	8,100	34	20
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.600%	12/15/2010		8,100	34	18
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	11/17/2010	$	3,400	4	4
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	11/17/2010		3,400	4	2

See Accompanying Notes	Semiannual Report	September 30, 2010	93

Schedule of Investments PIMCO Floating Income Fund (Cont.)

Credit Default Swaptions on Credit Indices (Cont.)
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	12/15/2010	$	1,400	$4	$3
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.900%	12/15/2010	EUR	1,100	5	3
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	12/15/2010	$	1,400	4	2
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	12/15/2010	EUR	1,100	4	2
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011	$	12,000	27	34
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	12,000	37	44
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011	$	12,000	66	57
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011		7,900	37	28
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011	EUR	7,900	57	56
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		12,000	97	98

							$622	$490

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	17	$204,500	EUR	29,800	$1,209
Sales	54	250,700		111,500	2,026
Closing Buys	(17)	(142,500)		(61,000)	(927)
Expirations	0	(11,000)		0	(73)
Exercised	0	(14,900)		0	(63)

Balance at 09/30/2010	54	$286,800	EUR	80,300	$2,172

(m)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	821	10/2010	DUB	$44	$0	$44
Buy		177	10/2010	RBS	14	0	14
Buy	BRL	13,162	10/2010	HSBC	347	0	347
Sell		13,162	10/2010	JPM	0	(453)	(453)
Sell		13,162	12/2010	HSBC	0	(352)	(352)
Buy		8,587	12/2010	MSC	115	0	115
Buy		8,777	12/2010	RBS	125	0	125
Sell	CAD	1,304	11/2010	DUB	8	0	8
Sell		3,722	11/2010	RBC	0	(55)	(55)
Sell		613	11/2010	RBS	4	0	4
Sell	CHF	1,179	11/2010	CITI	0	(37)	(37)
Buy	CNY	19,457	01/2011	BOA	1	0	1
Buy		24,915	01/2011	CITI	47	0	47
Buy		57,032	01/2011	DUB	101	0	101
Buy		34,726	01/2011	MSC	2	0	2
Buy		142,007	09/2011	BCLY	101	0	101
Sell	EUR	2,482	10/2010	BOA	0	(102)	(102)
Sell		4,104	10/2010	CITI	0	(98)	(98)
Sell		40,103	10/2010	DUB	0	(3,283)	(3,283)
Sell		1,053	10/2010	MSC	0	(51)	(51)
Sell		6,735	10/2010	RBC	0	(179)	(179)
Buy		3,189	10/2010	RBS	0	(3)	(3)
Sell		1,149	10/2010	UBS	0	(83)	(83)
Sell		22,611	11/2010	BCLY	0	(854)	(854)
Sell		2,762	11/2010	BNP	0	(43)	(43)
Buy		96	11/2010	CITI	9	0	9
Sell		24,102	11/2010	CITI	0	(2,171)	(2,171)
Sell		8,648	11/2010	CSFB	0	(394)	(394)
Sell		10,371	11/2010	DUB	0	(850)	(850)
Sell		6,864	11/2010	RBS	5	(76)	(71)
Sell		4,213	11/2010	UBS	0	(65)	(65)
Sell	GBP	408	12/2010	BNP	5	0	5
Sell		5,334	12/2010	CITI	0	(93)	(93)
Sell		2,508	12/2010	CSFB	23	0	23
Sell		1,223	12/2010	GSC	0	(16)	(16)
Sell		1,193	12/2010	RBS	1	0	1
Sell		2,763	12/2010	UBS	0	(41)	(41)
Buy	INR	449,735	11/2010	CITI	319	0	319
Sell	JPY	2,004,167	10/2010	BNP	0	(976)	(976)
Sell		1,484,874	10/2010	DUB	0	(705)	(705)
Sell		701,636	12/2010	BCLY	0	(75)	(75)
Sell		637,364	12/2010	CSFB	0	(57)	(57)
Buy	KRW	4,485,564	11/2010	BCLY	103	0	103

94	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	671,775	11/2010	BOA	$17	$0	$17
Buy		2,583,321	11/2010	CITI	77	0	77
Buy		2,207,311	11/2010	DUB	13	0	13
Buy		82,110	11/2010	GSC	2	0	2
Buy		575,024	11/2010	JPM	4	(1)	3
Buy		2,206,186	11/2010	MSC	65	0	65
Buy		537,960	11/2010	RBS	29	0	29
Buy	MXN	31,512	02/2011	BCLY	28	0	28
Buy		109,456	02/2011	CITI	67	0	67
Buy		25,885	02/2011	MSC	27	0	27
Buy		25,890	02/2011	RBS	27	0	27
Buy	PHP	30,676	11/2010	CITI	23	0	23
Buy		14,041	11/2010	DUB	11	0	11
Buy	SGD	3,190	03/2011	BOA	53	0	53
Buy		785	03/2011	DUB	10	0	10
Buy		660	03/2011	JPM	12	0	12
Buy		790	03/2011	RBS	14	0	14
Buy	TRY	1,998	10/2010	CITI	76	0	76
Buy		1,510	10/2010	HSBC	59	0	59

					$1,988	$(11,113)	$(9,125)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)		Fair Value at 09/30/2010
Bank Loan Obligations	$0	$38,770	$0		$38,770
Corporate Bonds & Notes
Banking & Finance	1,588	454,013	8,351		463,952
Industrials	1,887	466,134	0		468,021
Utilities	0	150,121	0		150,121
Convertible Bonds & Notes
Banking & Finance	0	7,914	0		7,914
Industrials	0	29,927	0		29,927
Municipal Bonds & Notes
California	0	2,113	0		2,113
New York	0	1,167	0		1,167
West Virginia	0	4,816	0		4,816
U.S. Government Agencies	0	3,483	0		3,483
Mortgage-Backed Securities	0	94,469	0		94,469
Asset-Backed Securities	0	7,061	1,778		8,839
Sovereign Issues	0	282,609	0		282,609
Common Stocks
Consumer Services	0	0	714		714
Industrials	0	0	0	*	0
Short-Term Instruments
Repurchase Agreements	0	684	0		684

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Japan Treasury Bills	$0	$41,804	$0	$41,804
U.S. Treasury Bills	0	101,196	0	101,196
PIMCO Short-Term Floating NAV Portfolio	88,177	0	0	88,177
Investments, at value	$91,652	$1,686,281	$10,843	$1,788,776

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	11,086	0	11,086
Foreign Exchange Contracts	0	1,988	0	1,988
Interest Rate Contracts	2,578	2,759	0	5,337
	$2,578	$15,833	$0	$18,411

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,659)	(490)	(2,149)
Foreign Exchange Contracts	0	(11,113)	0	(11,113)
Interest Rate Contracts	(96)	(49,979)	0	(50,075)
	$(96)	$(62,751)	$(490)	$(63,337)

Totals	$94,134	$1,639,363	$10,353	$1,743,850

See Accompanying Notes	Semiannual Report	September 30, 2010	95

Schedule of Investments PIMCO Floating Income Fund (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$7,390	$0	$0	$(1)	$0	$962	$0	$0	$8,351	$962
Mortgage-Backed Securities	1,000	0	(101)	0	0	26	0	(925)	0	0
Asset-Backed Securities	2,154	4,095	(2,518)	4	(16)	89	0	(2,030)	1,778	15
Common Stocks
Consumer Services	794	0	0	0	0	(80)	0	0	714	(79)

Investments, at value	$11,338	$4,095	$(2,619)	$3	$(16)	$997	$0	$(2,955)	$10,843	$898
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(78)	$0	$(621)	$0	$125	$84	$0	$0	$(490)	$131

Totals	$11,260	$4,095	$(3,240)	$3	$109	$1,081	$0	$(2,955)	$10,353	$1,029

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(o)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$1,988	$0	$0	$0	$1,988
Unrealized appreciation on swap agreements	2,759	0	11,086	0	0	13,845

	$2,759	$1,988	$11,086	$0	$0	$15,833

Liabilities:
Written options outstanding	$2,133	$0	$490	$0	$0	$2,623
Variation margin payable (2)	114	0	0	0	0	114
Unrealized depreciation on foreign currency contracts	0	11,113	0	0	0	11,113
Unrealized depreciation on swap agreements	47,846	0	1,659	0	0	49,505

	$50,093	$11,113	$2,149	$0	$0	$63,355

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$3,645	$(931)	$3,773	$0	$0	$6,487
Net realized (loss) on foreign currency transactions	0	(2,181)	0	0	0	(2,181)

	$3,645	$(3,112)	$3,773	$0	$0	$4,306

96	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(36,720)	$83	$1,777	$0	$0	$(34,860)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(9,763)	0	0	0	(9,763)

	$(36,720)	$(9,680)	$1,777	$0	$0	$(44,623)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $2,482 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	97

Schedule of Investments  PIMCO Foreign Bond Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 5.6%

BANK LOAN OBLIGATIONS 0.2%

Seven Media Group
7.000% due 02/07/2013	AUD	4,907	$4,458
7.432% due 12/28/2012		1,171	1,064

			5,522

CORPORATE BONDS & NOTES 4.3%

Bank of Queensland Ltd.
5.500% due 10/22/2012		2,000	1,934

Citigroup Pty Ltd.
5.390% due 06/18/2012		17,500	16,912
5.500% due 06/18/2012		5,500	5,322
5.500% due 08/20/2012		7,000	6,772

Commonwealth Bank of Australia
0.572% due 09/17/2014		$12,200	12,172
0.948% due 07/12/2013		14,800	14,841

ING Bank Australia Ltd.
5.480% due 06/24/2014	AUD	10,000	9,718
5.500% due 10/08/2012		5,000	4,834
5.750% due 08/28/2013		5,000	4,872
5.750% due 06/24/2014		4,200	4,087

Macquarie Bank Ltd.
3.300% due 07/17/2014		$1,300	1,387

Members Equity Bank Pty Ltd.
5.203% due 08/20/2012	AUD	5,500	5,311

National Australia Bank Ltd.
3.375% due 07/08/2014		$2,900	3,111

Suncorp-Metway Ltd.
5.207% due 09/11/2013	AUD	17,400	16,804

Sydney Airport Finance Co. Pty Ltd.
5.125% due 02/22/2021 (c)		$1,100	1,099

Westpac Banking Corp.
0.572% due 09/10/2014		8,500	8,520
2.900% due 09/10/2014		600	636

			118,332

MORTGAGE-BACKED SECURITIES 1.1%

Crusade Global Trust
4.910% due 08/14/2037	AUD	11,584	10,920

Medallion Trust
0.448% due 05/25/2035		$2,658	2,561

Puma Finance Ltd.
0.409% due 02/21/2038		3,713	3,561
4.782% due 08/22/2037	AUD	5,776	5,441
5.123% due 07/12/2036		1,491	1,420

Torrens Trust
4.993% due 10/19/2038		6,940	6,581

			30,484

Total Australia (Cost $142,190)			154,338

BRAZIL 0.3%

CORPORATE BONDS & NOTES 0.3%

Petrobras International Finance Co.
6.875% due 01/20/2040		$700	800

Vale Overseas Ltd.
6.875% due 11/21/2036		5,000	5,767
6.875% due 11/10/2039		1,100	1,269

Total Brazil (Cost $7,836)			7,836

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CANADA 4.1%

ASSET-BACKED SECURITIES 0.4%

Broadway Credit Card Trust
5.234% due 06/17/2014	CAD	10,100	$10,047

CORPORATE BONDS & NOTES 1.0%

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013		3,900	3,984

Honda Canada Finance, Inc.
1.467% due 03/26/2012		17,000	16,427

Master Credit Card Trust
5.297% due 08/21/2012		5,500	5,685

Rio Tinto Alcan, Inc.
6.450% due 03/15/2011		$2,700	2,768

			28,864

SOVEREIGN ISSUES 2.7%

Canada Government Bond
2.500% due 06/01/2015	CAD	200	200
4.000% due 06/01/2016		4,400	4,705
4.250% due 06/01/2018		26,400	28,811

Canada Housing Trust No. 1
2.450% due 12/15/2015		1,500	1,472

Province of Ontario Canada
4.200% due 06/02/2020		2,500	2,554
4.650% due 06/02/2041		4,000	4,200
5.850% due 03/08/2033		6,100	7,306
6.200% due 06/02/2031		13,600	16,844

Province of Quebec Canada
5.750% due 12/01/2036		6,500	7,707

			73,799

Total Canada (Cost $103,804)			112,710

CAYMAN ISLANDS 0.4%

CORPORATE BONDS & NOTES 0.4%

Foundation Re II Ltd.
7.119% due 11/26/2010		$1,500	1,504

Green Valley Ltd.
4.410% due 01/10/2011	EUR	3,100	4,206

Vita Capital III Ltd.
1.633% due 01/01/2011		$4,000	3,989

Total Cayman Islands (Cost $10,042)			9,699

DENMARK 1.0%

CORPORATE BONDS & NOTES 1.0%

Nykredit Realkredit A/S
4.000% due 01/01/2011	DKK	75,000	13,797

Realkredit Danmark A/S
2.000% due 01/01/2011		75,100	13,760
2.450% due 01/01/2038		5,024	917

Total Denmark (Cost $30,720)			28,474

FRANCE 9.9%

CORPORATE BONDS & NOTES 5.9%

BNP Paribas Home Loan Covered Bonds S.A.
2.250% due 10/01/2012	EUR	5,000	6,898
3.750% due 12/13/2011		5,800	8,122
4.750% due 05/28/2013		3,100	4,540

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BPCE S.A.
4.625% due 07/29/2049	EUR	200	$222

Cie de Financement Foncier
1.625% due 07/23/2012		$37,200	37,366
2.500% due 09/16/2015		13,300	13,396
4.000% due 07/21/2011	EUR	7,700	10,720
4.500% due 01/09/2013		3,000	4,336

Dexia Credit Local
2.000% due 03/05/2013		$250	252

Dexia Credit Local S.A.
0.778% due 01/12/2012		24,300	24,186
0.940% due 09/23/2011		13,400	13,452
0.961% due 04/29/2014		6,000	5,981
2.375% due 09/23/2011		6,700	6,780
2.750% due 01/10/2014		1,000	1,023

Dexia Municipal Agency S.A.
4.750% due 06/06/2011	EUR	1,700	2,369

Valeo S.A.
3.750% due 06/24/2013		4,000	5,473

Vivendi S.A.
5.750% due 04/04/2013		$6,740	7,342
6.625% due 04/04/2018		7,000	8,134

			160,592

SOVEREIGN ISSUES 4.0%

France Government Bond
3.500% due 04/25/2015	EUR	6,700	9,859
3.750% due 10/25/2019		11,300	16,852
4.000% due 04/25/2018		31,100	47,286
4.250% due 10/25/2018		8,500	13,141
4.250% due 04/25/2019		2,800	4,332
4.250% due 10/25/2023		4,600	7,166

France Treasury Notes
3.000% due 01/12/2011		3,100	4,254
3.500% due 07/12/2011		5,000	6,962

			109,852

Total France (Cost $268,442)			270,444

GERMANY 19.9%

CORPORATE BONDS & NOTES 1.1%

Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013	EUR	18,400	25,099
5.500% due 06/05/2014	AUD	5,700	5,497

			30,596

SOVEREIGN ISSUES 18.8%

Republic of Germany
1.250% due 03/11/2011	EUR	3,900	5,329
1.500% due 06/10/2011		27,400	37,565
3.000% due 07/04/2020		1,700	2,466
3.250% due 01/04/2020		3,600	5,332
3.750% due 01/04/2019		1,400	2,142
4.000% due 01/04/2018		41,900	64,870
4.250% due 07/04/2017		43,700	68,494
4.250% due 07/04/2018		99,800	157,341
4.750% due 07/04/2034		36,600	65,653
5.000% due 07/04/2011		8,200	11,534
5.500% due 01/04/2031		10,400	19,771
6.250% due 01/04/2030		23,640	48,397
6.500% due 07/04/2027		10,900	22,221

State of North Rhine-Westphalia
3.500% due 03/15/2013		1,300	1,865
4.000% due 02/14/2014		100	147

			513,127

Total Germany (Cost $501,164)			543,723

98	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 0.7%

ASSET-BACKED SECURITIES 0.2%

Dryden Leveraged Loan CDO 2002-II
1.368% due 08/08/2022	EUR	3,100	$3,768

SC Germany Auto
0.687% due 08/11/2015		620	841

			4,609

CORPORATE BONDS & NOTES 0.3%

German Postal Pensions Securitisation PLC
2.750% due 01/18/2011		6,100	8,362

Zurich Insurance Co. via Cloverie PLC
12.000% due 07/29/2049		200	297

			8,659

MORTGAGE-BACKED SECURITIES 0.2%

Immeo Residential Finance PLC
1.039% due 12/15/2016		4,573	5,442

Total Ireland (Cost $19,784)			18,710

ITALY 0.1%

ASSET-BACKED SECURITIES 0.1%

Locat Securitisation Vehicle SRL
1.059% due 12/12/2024	EUR	1,504	2,004

Total Italy (Cost $2,205)			2,004

JAPAN 0.6%

SOVEREIGN ISSUES 0.6%

Japan Government International Bond
2.500% due 09/20/2036	JPY	1,240,000	16,963

Total Japan (Cost $13,292)			16,963

LUXEMBOURG 0.2%

CORPORATE BONDS & NOTES 0.2%

Merrill Lynch S.A.
1.149% due 11/15/2011	EUR	4,200	5,623

Tyco Electronics Group S.A.
6.550% due 10/01/2017		$1,000	1,171

Total Luxembourg (Cost $6,748)			6,794

NETHERLANDS 8.6%

ASSET-BACKED SECURITIES 0.1%

Globaldrive BV
0.747% due 06/20/2015	EUR	509	692
0.907% due 06/20/2015		1,500	2,019

			2,711

CORPORATE BONDS & NOTES 2.9%

ABN AMRO Bank NV
3.250% due 01/18/2013		8,100	11,391
3.750% due 01/12/2012		900	1,262

Achmea Hypotheekbank NV
0.804% due 11/03/2014		$6,600	6,589

Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	14,900	21,441

ING Bank NV
2.250% due 08/31/2015		2,500	3,386

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	4,500	$6,458

NIBC Bank NV
0.676% due 12/02/2014		$22,600	22,617
2.800% due 12/02/2014		400	418
3.500% due 04/07/2014	EUR	3,000	4,324

Rabobank Nederland NV
11.000% due 06/29/2049		$1,300	1,695

			79,581

MORTGAGE-BACKED SECURITIES 0.1%

Arena BV
0.996% due 12/17/2064	EUR	2,681	3,558

SOVEREIGN ISSUES 5.5%

Netherlands Government International Bond
4.000% due 07/15/2018		19,300	29,564
4.000% due 07/15/2019		11,100	17,110
4.500% due 07/15/2017		33,400	52,403
5.000% due 07/15/2011		36,400	51,247

			150,324

Total Netherlands (Cost $227,581)			236,174

NORWAY 0.5%

CORPORATE BONDS & NOTES 0.5%

DnB NOR Boligkreditt
2.375% due 07/20/2015	EUR	2,800	3,804
4.500% due 05/16/2011		6,500	9,028

Total Norway (Cost $13,608)			12,832

QATAR 0.0%

CORPORATE BONDS & NOTES 0.0%

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$961	1,044

Total Qatar (Cost $804)			1,044

RUSSIA 0.4%

CORPORATE BONDS & NOTES 0.4%

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		$7,100	8,532
10.500% due 03/25/2014		1,000	1,202

Total Russia (Cost $9,669)			9,734

SOUTH KOREA 0.3%

SOVEREIGN ISSUES 0.3%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	7,729

Total South Korea (Cost $8,172)			7,729

SWEDEN 1.2%

CORPORATE BONDS & NOTES 1.2%

Stadshypotek AB
0.839% due 09/30/2013		$14,500	14,573
1.450% due 09/30/2013		14,100	14,192

Swedbank Hypotek AB
4.625% due 05/23/2011	EUR	2,500	3,476

Total Sweden (Cost $31,755)			32,241

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SWITZERLAND 0.5%

CORPORATE BONDS & NOTES 0.5%

Transocean, Inc.
4.950% due 11/15/2015		$13,400	$13,954

Total Switzerland (Cost $13,393)			13,954

UNITED KINGDOM 16.0%

ASSET-BACKED SECURITIES 0.1%

Bumper 2 S.A.
2.379% due 06/20/2022	EUR	3,144	4,296

CORPORATE BONDS & NOTES 6.6%

Bank of Scotland PLC
4.375% due 07/13/2016		2,500	3,586
4.500% due 10/23/2013		600	859
4.750% due 01/13/2011	AUD	22,900	22,173
5.250% due 07/24/2012		6,000	5,768

Barclays Bank PLC
2.700% due 03/05/2012		$300	307
6.050% due 12/04/2017		11,000	11,947
7.434% due 09/29/2049		1,500	1,545
10.179% due 06/12/2021		4,940	6,600

BP Capital Markets PLC
0.422% due 04/11/2011		1,000	997
3.125% due 03/10/2012		200	204
3.125% due 10/01/2015 (c)		8,200	8,256

British Sky Broadcasting Group PLC
6.100% due 02/15/2018		1,500	1,736

HBOS PLC
6.750% due 05/21/2018		4,300	4,327

LBG Capital No.1 PLC
7.375% due 03/12/2020	EUR	400	512
7.875% due 11/01/2020		$1,100	1,089
8.000% due 12/29/2049		500	465
8.500% due 12/29/2049		17,858	16,608

LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	200	237

Lloyds TSB Bank PLC
1.534% due 04/02/2012		$8,500	8,598
12.000% due 12/29/2049		6,000	6,928

Nationwide Building Society
2.875% due 09/14/2015	EUR	3,700	5,035

Pearson Dollar Finance PLC
5.500% due 05/06/2013		$2,500	2,745
5.700% due 06/01/2014		6,800	7,558

Rexam PLC
6.750% due 06/01/2013		1,000	1,085

Royal Bank of Scotland Group PLC
0.559% due 03/30/2012		44,300	44,290
3.750% due 11/14/2011	EUR	8,100	11,358
6.666% due 12/31/2049 (a)	CAD	4,700	3,341

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	1,168

XL Capital Finance Europe PLC
6.500% due 01/15/2012		500	522

			179,844

MORTGAGE-BACKED SECURITIES 0.6%

Eurosail PLC
1.039% due 03/13/2045	EUR	600	669

Newgate Funding PLC
1.479% due 12/15/2050		4,500	4,975

See Accompanying Notes	Semiannual Report	September 30, 2010	99

Schedule of Investments  PIMCO Foreign Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Opera Finance PLC
1.025% due 01/15/2015	EUR	4,350	$4,614

RMAC Securities PLC
0.442% due 06/12/2044		$500	398
0.895% due 06/12/2044	GBP	800	1,029

Windermere CMBS PLC
0.988% due 04/24/2017		3,285	4,247

			15,932

SOVEREIGN ISSUES 8.7%

United Kingdom Gilt
2.250% due 03/07/2014	GBP	600	975
2.750% due 01/22/2015		69,400	114,210
3.750% due 09/07/2019		4,550	7,629
4.250% due 06/07/2032		4,400	7,374
4.250% due 03/07/2036		17,800	29,662
4.250% due 09/07/2039		3,500	5,829
4.500% due 03/07/2019		16,400	29,089
4.500% due 12/07/2042		4,100	7,128
4.750% due 03/07/2020		1,700	3,065
4.750% due 12/07/2038		17,520	31,601

			236,562

Total United Kingdom (Cost $410,554)			436,634

UNITED STATES 20.2%

ASSET-BACKED SECURITIES 0.7%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$943	938

Accredited Mortgage Loan Trust
0.306% due 02/25/2037		18	18

ACE Securities Corp.
0.306% due 12/25/2036		181	173

Amortizing Residential Collateral Trust
0.836% due 07/25/2032		8	7
0.956% due 10/25/2031		3	3

Asset-Backed Funding Certificates
0.606% due 06/25/2034		4,406	3,425

Carrington Mortgage Loan Trust
0.576% due 10/25/2035		123	117

CIT Group Home Equity Loan Trust
0.546% due 03/25/2033		4	4

Citigroup Mortgage Loan Trust, Inc.
0.316% due 07/25/2045		3,838	3,015
0.326% due 05/25/2037		788	633
0.356% due 10/25/2036		56	56

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		400	423
6.681% due 12/01/2033		306	324

Countrywide Asset-Backed Certificates
0.306% due 06/25/2047		52	51
0.356% due 09/25/2047		2,294	2,231
0.436% due 09/25/2036		346	277
0.596% due 12/25/2036		203	88
0.736% due 12/25/2031		2	1

Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032		2	2

Home Equity Asset Trust
0.856% due 11/25/2032		1	1

Home Equity Mortgage Trust
5.500% due 01/25/2037		502	85

HSBC Home Equity Loan Trust
0.607% due 09/20/2033		635	589

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indymac Residential Asset-Backed Trust
0.706% due 08/25/2035		$800	$601

Lehman XS Trust
0.406% due 04/25/2037		3,451	2,551
0.486% due 06/25/2046		399	41
0.496% due 11/25/2046		587	134
0.576% due 11/25/2046		1,000	178

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		360	307

MASTR Asset-Backed Securities Trust
0.316% due 11/25/2036		8	8

Merrill Lynch Mortgage Investors, Inc.
0.326% due 07/25/2037		371	367
0.336% due 09/25/2037		254	75
0.376% due 02/25/2037		100	70

Morgan Stanley Mortgage Loan Trust
0.326% due 01/25/2047		43	38
0.616% due 04/25/2037		906	449

Nationstar Home Equity Loan Trust
0.316% due 06/25/2037		132	129

Popular ABS Mortgage Pass-Through Trust
0.346% due 06/25/2047		183	162

Renaissance Home Equity Loan Trust
0.756% due 12/25/2033		815	685

Residential Asset Mortgage Products, Inc.
0.326% due 02/25/2037		38	38

Residential Asset Securities Corp.
0.326% due 02/25/2037		61	59
0.756% due 07/25/2032		41	22

SACO I, Inc.
0.316% due 05/25/2036		233	184

SBI HELOC Trust
0.426% due 08/25/2036		217	216

Securitized Asset-Backed Receivables LLC Trust
0.296% due 01/25/2037		222	212

Soundview Home Equity Loan Trust
0.316% due 11/25/2036		48	22

Structured Asset Securities Corp.
0.546% due 01/25/2033		10	9
0.656% due 05/25/2034		9	9

Washington Mutual Asset-Backed Certificates
0.316% due 10/25/2036		226	161

Wells Fargo Home Equity Trust
0.486% due 10/25/2035		367	366

			19,554

BANK LOAN OBLIGATIONS 0.0%

Ford Motor Co.
3.010% due 12/15/2013		338	332
3.050% due 12/15/2013		351	344

			676

CORPORATE BONDS & NOTES 10.1%

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,300	5,238
5.750% due 03/15/2067	GBP	500	573
8.000% due 05/22/2038	EUR	11,700	15,232
8.000% due 05/22/2068		300	391
8.625% due 05/22/2068	GBP	700	1,050

AutoZone, Inc.
5.875% due 10/15/2012		$1,600	1,740
6.500% due 01/15/2014		200	227
7.125% due 08/01/2018		700	851

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aviation Capital Group
7.125% due 10/15/2020 (c)		$300	$300

Avnet, Inc.
6.625% due 09/15/2016		600	689

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	13,100	18,274
4.250% due 04/05/2017		200	286

Bank of America Corp.
0.786% due 10/14/2016		$1,600	1,429
4.750% due 05/23/2017	EUR	6,800	9,044

Boston Scientific Corp.
6.400% due 06/15/2016		$2,700	2,940

Cameron International Corp.
6.375% due 07/15/2018		3,000	3,420

Cardinal Health, Inc.
5.800% due 10/15/2016		1,000	1,161
6.000% due 06/15/2017		1,000	1,145

CenturyLink, Inc.
6.000% due 04/01/2017		2,800	2,939

Citigroup, Inc.
1.024% due 03/05/2014	EUR	1,300	1,660
1.036% due 06/03/2011		1,900	2,564
1.104% due 02/09/2016		5,035	6,206
5.500% due 10/15/2014		$700	761

CNA Financial Corp.
6.000% due 08/15/2011		2,000	2,074

CommonWealth REIT
5.750% due 11/01/2015		8,250	8,730

Computer Sciences Corp.
6.500% due 03/15/2018		5,000	5,750

Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,746

CRH America, Inc.
8.125% due 07/15/2018		1,000	1,208

CSX Corp.
6.750% due 03/15/2011		300	308

Erac USA Finance LLC
6.375% due 10/15/2017		1,300	1,514

Goldman Sachs Group, Inc.
1.198% due 02/04/2013	EUR	2,000	2,643
1.349% due 02/02/2015		2,500	3,190

HCP, Inc.
5.650% due 12/15/2013		$3,000	3,227
5.950% due 09/15/2011		700	728
6.700% due 01/30/2018		2,900	3,196

Hospira, Inc.
5.550% due 03/30/2012		800	859

International Lease Finance Corp.
5.300% due 05/01/2012		8,000	8,060
5.350% due 03/01/2012		300	303
5.400% due 02/15/2012		2,400	2,424
6.500% due 09/01/2014		7,000	7,542
6.625% due 11/15/2013		8,000	8,060
6.750% due 09/01/2016		5,700	6,128

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		500	502

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		10,400	2,444
6.875% due 05/02/2018 (a)		14,600	3,504

Lennar Corp.
5.950% due 10/17/2011		700	712

Lexmark International, Inc.
6.650% due 06/01/2018		1,400	1,589

100	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Loews Corp.
5.250% due 03/15/2016		$800	$901

Macy's Retail Holdings, Inc.
5.350% due 03/15/2012		2,000	2,095
5.900% due 12/01/2016		1,000	1,070

Marsh & McLennan Cos., Inc.
6.250% due 03/15/2012		300	317

Masco Corp.
5.875% due 07/15/2012		700	727
6.125% due 10/03/2016		11,000	11,202

Maytag Corp.
5.000% due 05/15/2015		2,200	2,323

Merrill Lynch & Co., Inc.
1.096% due 10/31/2011	EUR	3,300	4,400
1.156% due 01/31/2014		2,700	3,468
1.188% due 05/30/2014		1,800	2,306
1.191% due 08/25/2014		600	758
1.326% due 07/22/2014		3,700	4,747
1.628% due 09/27/2012		6,800	8,977
6.400% due 08/28/2017		$3,700	4,055

Morgan Stanley
0.975% due 10/18/2016		2,200	1,936
1.218% due 03/01/2013	EUR	1,000	1,298
1.222% due 04/13/2016		200	244
5.080% due 03/01/2013	AUD	5,200	4,820

Norfolk Southern Corp.
5.257% due 09/17/2014		$1,000	1,121

PPG Industries, Inc.
6.650% due 03/15/2018		4,000	4,854

ProLogis
5.625% due 11/15/2015		4,000	3,919

Qwest Corp.
3.542% due 06/15/2013		1,500	1,575

RBS Capital Trust I
4.709% due 12/29/2049 (a)		450	327

Reed Elsevier Capital, Inc.
6.750% due 08/01/2011		1,800	1,888

Regions Financial Corp.
7.750% due 11/10/2014		1,400	1,518

Reynolds American, Inc.
7.250% due 06/01/2013		4,000	4,497

Ryder System, Inc.
5.850% due 03/01/2014		500	548

Sealed Air Corp.
5.625% due 07/15/2013		2,300	2,457

Simon Property Group LP
5.600% due 09/01/2011		200	204
6.125% due 05/30/2018		2,500	2,906

Southwest Airlines Co.
5.125% due 03/01/2017		3,700	3,892

Spectra Energy Capital LLC
6.200% due 04/15/2018		1,000	1,171

Sprint Capital Corp.
8.375% due 03/15/2012		2,900	3,118
8.750% due 03/15/2032		1,100	1,160

Standard Pacific Corp.
7.000% due 08/15/2015		1,000	962

State Street Capital Trust IV
1.292% due 06/01/2077		3,900	2,831

Tyco International Ltd.
7.000% due 12/15/2019		8,500	10,598

Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,077

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WM Covered Bond Program
4.000% due 09/27/2016	EUR	3,500	$4,971
4.375% due 05/19/2014		6,900	9,929

			275,728

MORTGAGE-BACKED SECURITIES 7.7%

Adjustable Rate Mortgage Trust
2.891% due 09/25/2035		$471	354

American Home Mortgage Assets
0.446% due 09/25/2046		2,409	1,287
0.486% due 09/25/2046		659	103
1.290% due 11/25/2046		6,161	2,975

American Home Mortgage Investment Trust
2.550% due 10/25/2034		703	614

Banc of America Funding Corp.
4.000% due 02/20/2036		3,505	3,268
5.929% due 10/20/2046		3,793	2,571
5.939% due 01/20/2047		729	540

BCAP LLC Trust
0.426% due 01/25/2037		9,229	5,241

Bear Stearns Adjustable Rate Mortgage Trust
2.550% due 10/25/2035		3,554	3,143
2.560% due 08/25/2035		2,879	2,731
2.760% due 03/25/2035		6,976	6,665
2.934% due 03/25/2035		1,764	1,695
3.013% due 05/25/2034		1,358	1,283
3.350% due 02/25/2034		77	65
3.569% due 10/25/2033		515	529
4.578% due 05/25/2034		390	390
5.671% due 02/25/2033		55	55
5.699% due 02/25/2036		1,028	741

Bear Stearns Alt-A Trust
2.984% due 09/25/2035		3,697	2,811
4.044% due 11/25/2035		167	95
5.316% due 11/25/2036		5,222	3,231
5.354% due 02/25/2036		5,964	3,064
5.386% due 11/25/2036		2,577	1,602
5.533% due 11/25/2036		1,509	1,068
6.160% due 08/25/2036		3,803	2,483

Bear Stearns Commercial Mortgage Securities
0.367% due 03/15/2019		135	128

Bella Vista Mortgage Trust
0.507% due 05/20/2045		65	37

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		2,162	2,038
2.560% due 08/25/2035		2,343	2,188
2.650% due 10/25/2035		3,760	3,187
2.917% due 08/25/2035		323	305
5.567% due 07/25/2046		4,467	3,114

Commercial Mortgage Pass-Through Certificates
0.478% due 02/05/2019		300	268

Community Program Loan Trust
4.500% due 10/01/2018		246	247

Countrywide Alternative Loan Trust
0.452% due 12/20/2046		3,183	1,580
0.456% due 05/25/2036		128	69
0.456% due 06/25/2037		3,175	1,780
0.466% due 05/25/2035		2,793	1,782
0.466% due 07/25/2046		2,650	1,482
0.467% due 03/20/2046		151	86
0.506% due 09/25/2046		1,700	85
0.516% due 07/25/2046		1,300	36
0.537% due 09/20/2046		1,700	291
0.606% due 05/25/2037		1,767	917
0.606% due 06/25/2037		884	179
0.676% due 12/25/2035		666	275
1.870% due 11/25/2035		1,230	705
2.426% due 11/25/2035		977	573

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 06/25/2035	$748	$613
6.000% due 10/25/2032	12	13
6.000% due 01/25/2037	3,567	2,509
6.000% due 04/25/2037	3,399	2,314
6.250% due 08/25/2037	1,236	868

Countrywide Home Loan Mortgage Pass-Through Trust
0.546% due 04/25/2035	207	136
0.576% due 03/25/2035	2,068	1,238
0.586% due 02/25/2035	175	130
0.596% due 02/25/2035	208	144
0.596% due 03/25/2036	941	306
2.985% due 08/25/2034	224	162
4.126% due 11/19/2033	70	70
4.669% due 02/20/2036	1,613	1,265
5.230% due 01/20/2035	610	598
5.508% due 04/20/2036	1,096	809
5.890% due 09/25/2047	2,790	2,117

Credit Suisse First Boston Mortgage Securities Securities Corp.
1.406% due 03/25/2034	396	336
2.494% due 07/25/2033	73	69
2.682% due 08/25/2033	619	610

Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	1,410	350

Deutsche ALT-A Securities, Inc.
0.356% due 10/25/2036	235	95
5.500% due 12/25/2035	1,600	1,173
6.300% due 07/25/2036	1,484	872

First Horizon Asset Securities, Inc.
2.838% due 07/25/2033	120	117
2.876% due 12/25/2033	439	431
2.923% due 08/25/2035	413	398

GMAC Mortgage Corp. Loan Trust
3.176% due 06/25/2034	100	87

Greenpoint Mortgage Funding Trust
0.436% due 01/25/2037	2,032	1,229
0.456% due 12/25/2046	1,500	183
0.466% due 04/25/2036	1,116	664
0.476% due 06/25/2045	630	418
0.526% due 11/25/2045	128	76

Greenpoint Mortgage Pass-Through Certificates
3.098% due 10/25/2033	281	241

GS Mortgage Securities Corp. II
0.348% due 03/06/2020	272	264

GSR Mortgage Loan Trust
2.140% due 03/25/2033	458	452
2.923% due 09/25/2035	630	604

Harborview Mortgage Loan Trust
0.447% due 09/19/2037	1,255	729
0.447% due 01/19/2038	6,987	4,388
0.448% due 07/21/2036	2,331	1,342
0.477% due 05/19/2035	1,335	837
0.497% due 03/19/2036	354	207
0.627% due 02/19/2034	9	8
2.956% due 07/19/2035	207	168
3.041% due 05/19/2033	750	760

Indymac IMSC Mortgage Loan Trust
0.436% due 07/25/2047	5,510	2,597

Indymac Index Mortgage Loan Trust
0.466% due 05/25/2046	1,887	1,072
0.496% due 06/25/2037	394	246
0.546% due 11/25/2036	1,338	405
2.767% due 12/25/2034	312	235
5.000% due 08/25/2035	724	550
5.090% due 09/25/2035	739	221

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,619	1,462

See Accompanying Notes	Semiannual Report	September 30, 2010	101

Schedule of Investments  PIMCO Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Mortgage Trust
4.071% due 11/25/2033	$526	$527
5.339% due 08/25/2035	1,400	1,418
5.570% due 07/27/2037	2,162	1,916

Luminent Mortgage Trust
0.426% due 12/25/2036	8,294	5,261

MASTR Adjustable Rate Mortgages Trust
0.466% due 04/25/2046	587	325
0.596% due 05/25/2047	1,500	237

MASTR Alternative Loans Trust
0.656% due 03/25/2036	783	258

Mellon Residential Funding Corp.
0.697% due 12/15/2030	13	12

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	9,700	7,567
0.506% due 08/25/2036	557	369
2.570% due 02/25/2033	263	253

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	1,831	1,544
1.259% due 10/25/2035	2,976	2,562
2.009% due 10/25/2035	2,793	2,553
5.954% due 06/25/2037	1,391	1,300

Nomura Asset Acceptance Corp.
2.788% due 10/25/2035	359	278
5.368% due 02/25/2036	574	345
5.820% due 03/25/2047	1,262	1,030
6.138% due 03/25/2047	1,079	889

Residential Accredit Loans, Inc.
0.406% due 02/25/2047	2,665	1,327
0.436% due 06/25/2046	6,172	2,468
0.466% due 04/25/2046	149	63
0.561% due 09/25/2046	2,200	133
5.676% due 09/25/2035	1,014	729

Residential Asset Securitization Trust
0.706% due 12/25/2036	720	285
5.750% due 02/25/2036	1,213	869
6.250% due 10/25/2036	858	515
6.500% due 08/25/2036	1,425	846

Residential Funding Mortgage Securities I
3.275% due 09/25/2035	515	380

Structured Adjustable Rate Mortgage Loan Trust
0.476% due 05/25/2037	184	116
1.752% due 01/25/2035	71	39
2.664% due 04/25/2034	1,121	980
2.783% due 02/25/2034	457	440
6.000% due 10/25/2037	925	448

Structured Asset Mortgage Investments, Inc.
0.446% due 07/25/2046	1,976	1,199
0.466% due 04/25/2036	745	413
0.476% due 05/25/2036	5,565	3,171
0.476% due 09/25/2047	200	57
0.486% due 05/25/2045	922	608
0.506% due 09/25/2047	704	133
0.507% due 07/19/2035	6,493	5,450
0.566% due 12/25/2035	64	38
0.837% due 07/19/2034	27	24
1.870% due 08/25/2047	3,259	1,974

Structured Asset Securities Corp.
2.841% due 10/25/2035	368	297

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	194	114

Thornburg Mortgage Securities Trust
0.366% due 11/25/2046	571	555
0.376% due 10/25/2046	45	44

Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	5,317	4,940

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)	$185	$10
0.476% due 07/25/2046	561	128
0.486% due 04/25/2045	2,013	1,665
0.516% due 11/25/2045	460	377
0.526% due 12/25/2045	1,595	1,322
0.546% due 10/25/2045	197	161
0.566% due 01/25/2045	392	328
0.576% due 01/25/2045	276	227
0.796% due 12/25/2027	1,067	962
0.802% due 11/25/2034	1,496	1,005
1.070% due 02/25/2047	2,178	1,288
1.110% due 01/25/2047	1,956	1,156
1.130% due 04/25/2047	1,343	866
1.190% due 12/25/2046	6,715	4,071
1.350% due 06/25/2046	3,456	2,552
1.370% due 02/25/2046	111	83
1.680% due 05/25/2041	32	30
1.770% due 06/25/2042	209	171
1.770% due 08/25/2042	103	91
2.700% due 06/25/2033	232	223
2.709% due 09/25/2033	5,164	5,011
2.724% due 03/25/2035	832	787
2.766% due 08/25/2034	1,495	1,470
2.786% due 03/25/2034	1,543	1,479
3.253% due 07/25/2046	1,875	1,320
3.253% due 10/25/2046	2,700	1,899
5.259% due 12/25/2035	1,675	1,533
5.344% due 04/25/2037	3,184	2,397
5.424% due 12/25/2036	3,670	2,755
5.503% due 02/25/2037	1,957	1,451

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.506% due 07/25/2046	378	65
1.310% due 07/25/2046	1,218	571
1.340% due 05/25/2046	3,401	1,906

Washington Mutual MSC Mortgage Pass-Through Certificates
2.770% due 02/25/2033	9	8

Wells Fargo Mortgage-Backed Securities Trust
2.934% due 04/25/2036	1,084	1,028
4.576% due 03/25/2036	4,333	3,844
5.679% due 04/25/2036	859	328

		209,011

MUNICIPAL BONDS & NOTES 0.3%

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	745	690

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	2,815
5.000% due 06/01/2041	500	346

Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	5,000	3,387

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	133

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2010
6.628% due 07/01/2040 (c)	1,000	1,019

		8,390

	SHARES
PREFERRED SECURITIES 0.1%

Citigroup Capital XIII
7.875% due 10/30/2040 (c)	75,000	1,875

	SHARES	MARKET VALUE (000S)

SLM Corp.
3.198% due 01/16/2018	15,700	$277

		2,152

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 1.3%

Fannie Mae
0.316% due 07/25/2037	$2,193	2,199
0.376% due 03/25/2034	28	28
0.406% due 08/25/2034	22	21
0.456% due 10/27/2037	7,400	7,389
0.656% due 06/25/2029	23	23
1.586% due 06/01/2043 - 10/01/2044	493	490
2.522% due 06/01/2035	140	147
2.630% due 12/01/2034	110	113
2.715% due 05/01/2026	20	21
2.753% due 11/01/2034	2,776	2,912
3.075% due 03/01/2033	213	216
3.780% due 09/01/2019	11	12
4.655% due 12/01/2036	283	295
4.800% due 09/01/2035	584	620
5.700% due 08/01/2018	3,738	4,265
6.000% due 04/25/2043 - 07/25/2044	1,733	1,893
6.500% due 06/25/2044	46	52

Federal Housing Administration
6.896% due 07/01/2020	810	806
7.430% due 09/01/2022 - 11/01/2022	58	58

Freddie Mac
0.326% due 02/01/2011 (h)	203	203
0.355% due 05/04/2011 (h)	288	288
0.365% due 08/05/2011 (h)	1,619	1,619
0.516% due 08/25/2031	49	46
0.525% due 01/28/2011 (h)	1,280	1,281
0.607% due 12/15/2030	200	200
0.707% due 12/15/2031	109	109
1.586% due 10/25/2044	392	408
2.684% due 06/01/2024	48	51
3.494% due 09/01/2035	132	139
4.500% due 07/15/2018	1,097	1,127
4.792% due 11/01/2035	712	754
4.826% due 10/01/2035	588	611
4.994% due 08/01/2035	631	668
5.000% due 03/15/2025	148	148
5.079% due 03/01/2036	449	468
5.089% due 10/01/2035	622	662

Ginnie Mae
3.125% due 10/20/2029	31	32
6.000% due 08/20/2034	5,037	5,656

		36,030

Total United States (Cost $605,339)		551,541

VIRGIN ISLANDS (BRITISH) 0.1%

CORPORATE BONDS & NOTES 0.1%

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020 (c)	$2,800	2,780

Total Virgin Islands (British) (Cost $2,780)		2,780

102	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 8.1%

REPURCHASE AGREEMENTS 0.2%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010		$6,000	$6,000

(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $6,121. Repurchase proceeds are $6,000.)

JAPAN TREASURY BILLS 4.3%
0.110% due 10/25/2010 - 12/13/2010 (d)	JPY	9,850,000	117,975

U.S. TREASURY BILLS 1.1%
0.103% due 10/07/2010 - 01/20/2011 (d)(f)(h)		$30,637	30,636

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 2.5%
6,770,189	$67,824

Total Short-Term Instruments (Cost $219,040)	222,435

Total Investments 98.7% (Cost $2,648,922)	$2,698,793

Written Options (j) (0.3%) (Premiums $6,946)	(7,991)

Other Assets and Liabilities (Net) 1.6%	43,889

Net Assets 100.0%	$2,734,691

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-Issued security.
(d)	Coupon represents a weighted average yield.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $25,606 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $6,032 at a weighted average interest rate of 0.231%. On September 30, 2010, there were no open reverse repurchase agreements.
(h)	Securities with an aggregate market value of $6,340 and cash of $27 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2011	144	$436
90-Day Euribor March Futures	Long	03/2011	37	136
Euro-Bobl December Futures	Long	12/2010	156	(88)
Euro-Bund 10-Year Bond December Futures	Long	12/2010	1,644	936
United Kingdom Government 10-Year Bond December Futures	Long	12/2010	300	(203)

				$1,217

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)		Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.431%	$	1,600	$(9)	$0	$(9)
AutoZone, Inc.	DUB	(1.000%	)	03/20/2014	0.559%		200	(3)	(3)	0
AutoZone, Inc.	GSC	(1.090%	)	09/20/2018	0.866%		700	(12)	0	(12)
Avnet, Inc.	BCLY	(1.000%	)	09/20/2016	1.899%		600	29	19	10
Bank of America Corp.	CITI	(0.170%	)	12/20/2016	1.709%		1,600	138	0	138
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	1.372%		4,000	(46)	0	(46)
Barclays Bank PLC	DUB	(1.000%	)	12/20/2017	1.884%		4,600	260	102	158
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	1.884%		6,900	(211)	0	(211)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.689%		2,700	(54)	0	(54)
British Sky Broadcasting Group PLC	DUB	(1.000%	)	03/20/2018	0.983%		1,500	(3)	(22)	19
Cameron International Corp.	DUB	(0.770%	)	09/20/2018	1.298%		3,000	111	0	111
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.649%		1,000	(21)	(19)	(2)
Cardinal Health, Inc.	DUB	(1.000%	)	06/20/2017	0.663%		1,000	(22)	(20)	(2)
CenturyLink, Inc.	BOA	(0.595%	)	06/20/2017	2.353%		2,800	288	0	288
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.311%		2,000	17	0	17
CommonWealth REIT	MSC	(1.960%	)	12/20/2015	2.477%		8,250	197	0	197
Computer Sciences Corp.	BCLY	(0.760%	)	03/20/2018	1.653%		1,000	59	0	59
Computer Sciences Corp.	GSC	(1.180%	)	03/20/2018	1.653%		4,000	124	0	124
COX Communications, Inc.	MSC	(0.200%	)	03/20/2011	0.140%		1,700	0	0	0
CSX Corp.	BOA	(1.000%	)	03/20/2011	0.193%		300	(1)	(3)	2
ERAC USA Finance LLC	GSC	(0.800%	)	12/20/2017	0.903%		1,300	9	0	9

See Accompanying Notes	Semiannual Report	September 30, 2010	103

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Group, Inc.	UBS	(0.310%	)	06/20/2016	1.558%	$	500	$33	$0	$33
HCP, Inc.	BCLY	(1.150%	)	03/20/2018	1.937%		2,900	146	0	146
HCP, Inc.	JPM	(0.610%	)	09/20/2011	1.132%		700	3	0	3
HCP, Inc.	MSC	(2.030%	)	12/20/2013	1.518%		3,000	(50)	0	(50)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	3.114%		2,400	101	0	101
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	3.397%		8,000	232	0	232
International Lease Finance Corp.	MSC	(1.590%	)	12/20/2013	4.325%		8,000	626	0	626
Lennar Corp.	BNP	(5.000%	)	06/20/2015	4.122%		1,000	(38)	(31)	(7)
Lennar Corp.	MLP	(5.750%	)	12/20/2012	2.803%		700	(46)	0	(46)
Lexmark International, Inc.	BOA	(1.000%	)	06/20/2018	1.776%		1,400	72	65	7
Loews Corp.	JPM	(0.330%	)	03/20/2016	1.099%		800	32	0	32
Macy's Retail Holdings, Inc.	DUB	(1.000%	)	12/20/2016	1.939%		1,000	53	98	(45)
Marsh & McLennan Cos., Inc.	BOA	(1.000%	)	03/20/2012	0.918%		300	(1)	(5)	4
Masco Corp.	CITI	(1.910%	)	12/20/2016	3.041%		11,000	656	0	656
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.893%		700	18	0	18
Maytag Corp.	JPM	(0.460%	)	06/20/2015	0.573%		2,200	11	0	11
Merrill Lynch & Co., Inc.	DUB	(1.540%	)	06/20/2018	1.886%		2,000	45	0	45
New Albertsons, Inc.	DUB	(1.000%	)	03/20/2011	3.347%		300	3	3	0
Norfolk Southern Corp.	BOA	(1.000%	)	09/20/2014	0.327%		1,000	(27)	(20)	(7)
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.360%		2,500	(17)	0	(17)
Pearson Dollar Finance PLC	MSC	(0.540%	)	06/20/2014	0.450%		6,800	(24)	0	(24)
PPG Industries, Inc.	CSFB	(0.830%	)	03/20/2018	0.773%		4,000	(17)	0	(17)
ProLogis	BOA	(1.480%	)	12/20/2015	3.857%		4,000	424	0	424
Reed Elsevier Capital, Inc.	DUB	(0.250%	)	09/20/2011	0.285%		1,500	1	4	(3)
Reed Elsevier Capital, Inc.	DUB	(1.000%	)	09/20/2011	0.285%		300	(2)	(3)	1
Reynolds American, Inc.	BCLY	(1.200%	)	06/20/2013	0.929%		4,000	(31)	0	(31)
Rio Tinto Alcan, Inc.	BOA	(0.290%	)	03/20/2011	0.106%		2,400	(2)	0	(2)
Ryder System, Inc.	BOA	(1.000%	)	03/20/2014	1.152%		500	3	5	(2)
Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	1.338%		2,300	56	0	56
Simon Property Group LP	DUB	(1.000%	)	09/20/2011	0.498%		200	(1)	(1)	0
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	1.501%		2,500	94	0	94
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	1.546%		3,300	175	0	175
Southwest Airlines Co.	BOA	(1.000%	)	03/20/2017	1.505%		400	12	23	(11)
Spectra Energy Capital LLC	BOA	(1.000%	)	06/20/2018	0.913%		1,000	(7)	(20)	13
Sprint Capital Corp.	MLP	(0.460%	)	03/20/2012	1.483%		3,700	55	0	55
Standard Pacific Corp.	BNP	(5.000%	)	09/20/2015	5.141%		1,000	4	13	(9)
Tate & Lyle International Finance PLC	DUB	(0.250%	)	06/20/2011	0.489%		100	0	0	0
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.132%		1,000	25	0	25
Tyco International Ltd.	BOA	(1.000%	)	12/20/2019	0.743%		1,000	(22)	(17)	(5)
Tyco International Ltd.	BOA	(1.120%	)	12/20/2019	0.759%		7,500	(225)	0	(225)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	2.625%		1,000	69	0	69
Valeo S.A	CSFB	(1.000%	)	06/20/2013	1.655%	EUR	4,000	92	249	(157)
Vivendi S.A.	DUB	(1.000%	)	06/20/2013	0.765%	$	5,300	(35)	(45)	10
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	1.214%		600	9	1	8
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.214%		6,400	(129)	0	(129)
Vivendi S.A.	RBS	(3.100%	)	06/20/2013	0.765%		1,440	(92)	0	(92)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	1.079%		500	6	0	6

								$3,140	$373	$2,767

Credit Default Swaps on Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Australia Government Bond	BOA	1.000%	06/20/2015	0.413%	$	15,200	$417	$261	$156
Japan Government International Bond	RBS	0.480%	12/20/2010	0.080%		1,500	2	0	2
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.610%		5,100	92	48	44
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.610%		6,100	111	46	65
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.610%		20,100	365	134	231
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%		23,900	435	154	281

							$1,422	$643	$779

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-8 10-Year Index	CSFB	(0.600%	)	06/20/2017	$	51,498	$2,255	$1,271	$984
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017		95,154	4,168	2,165	2,003
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014		19,245	(86)	(112)	26

							$6,337	$3,324	$3,013

104	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,000	$449	$(11)	$460
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		15,000	687	(16)	703
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		17,300	847	23	824
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		5,700	188	0	188
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		18,700	734	0	734
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	18,200	(22)	0	(22)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		30,200	(36)	0	(36)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	CSFB		12,300	(12)	0	(12)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		134,200	98	98	0
Pay	1-Year BRL-CDI	11.315%	01/02/2012	BCLY		120,900	(87)	0	(87)
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		54,800	533	574	(41)
Pay	3-Month AUD Bank Bill	5.250%	06/15/2012	BCLY	AUD	46,400	18	(15)	33
Pay	3-Month AUD Bank Bill	5.250%	06/15/2012	CITI		50,900	19	(21)	40
Pay	3-Month CAD Bank Bill	2.500%	06/18/2013	RBS	CAD	236,700	1,303	108	1,195
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM		18,200	783	(35)	818
Pay	6-Month AUD Bank Bill	5.500%	12/15/2015	BCLY	AUD	42,200	51	(30)	81
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		21,100	731	96	635
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	BOA	JPY	7,310,000	3,932	591	3,341
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	RBS		10,800,000	5,810	806	5,004
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BCLY		40,000	39	(1)	40
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		5,670,000	5,529	(225)	5,754
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		3,570,000	3,482	(144)	3,626

							$25,076	$1,798	$23,278

(j)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	1,186	$279	$93

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	15,200	$136	$82
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		18,100	99	1,060
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		18,100	104	0
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		32,900	334	176
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		82,300	725	550
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		10,800	36	48
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		10,800	51	14
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		37,500	419	201
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		21,400	222	142
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		19,800	215	106
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		52,900	344	3,099
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		52,900	423	0
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		10,800	36	47
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		10,800	50	14
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		23,200	220	124

See Accompanying Notes	Semiannual Report	September 30, 2010	105

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	8,800	$59	$516
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		8,800	70	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		24,100	145	7
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		20,500	201	136
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		23,300	258	125
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		106,800	898	714

								$5,045	$7,161

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	11/17/2010	EUR	6,400	$27	$11
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	11/17/2010		6,400	23	7
Call - OTC CDX.IG-14 5-Year Index	BNP	Buy	0.900%	12/15/2010	$	23,400	71	37
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	18,200	51	47
Put - OTC CDX.IG-14 5-Year Index	BNP	Sell	1.500%	12/15/2010	$	23,400	71	32
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010	EUR	7,600	44	17
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	12/15/2010		10,600	56	30
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010	$	8,000	15	13
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		8,000	22	10
Call - OTC iTraxx Europe 14 Index	JPM	Buy	1.000%	11/17/2010	EUR	10,000	23	23
Put - OTC iTraxx Europe 14 Index	JPM	Sell	1.400%	11/17/2010		10,000	39	39
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.900%	12/15/2010		7,800	33	19
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.600%	12/15/2010		7,800	33	18
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	11/17/2010	$	4,100	5	5
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	11/17/2010		4,100	4	2
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.900%	12/15/2010	EUR	13,700	48	35
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	12/15/2010		13,700	43	30
Call - OTC CDX.IG-14 5-Year Index	UBS	Buy	0.900%	12/15/2010	$	8,200	16	14
Call - OTC iTraxx Europe 13 Index	UBS	Buy	0.900%	12/15/2010	EUR	4,100	17	11
Put - OTC CDX.IG-14 5-Year Index	UBS	Sell	1.500%	12/15/2010	$	8,200	23	11
Put - OTC iTraxx Europe 13 Index	UBS	Sell	1.600%	12/15/2010	EUR	4,100	17	9

							$681	$420

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus BRL	BRL	1.800	10/15/2010	$	9,100	$49	$5
Call - OTC USD versus BRL		1.820	10/15/2010		18,600	132	5
Call - OTC USD versus MXN	MXN	13.550	10/15/2010		9,100	65	0
Call - OTC USD versus BRL	BRL	1.780	10/29/2010		27,400	205	61
Call - OTC USD versus MXN	MXN	12.850	10/29/2010		14,260	87	97
Call - OTC USD versus MXN		13.250	10/29/2010		27,400	210	39
Call - OTC USD versus KRW	KRW	1,200.000	10/29/2010		18,100	123	40

						$871	$247

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$5,400	$70	$70

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2010	1,207	$523,900	EUR	28,500	GBP	38,800	$5,397
Sales	2,306	753,960		195,300		5,500	7,496
Closing Buys	(2,327)	(339,100)		0		0	(3,702)
Expirations	0	(14,200)		(103,400)		(44,300)	(1,643)
Exercised	0	(98,000)		0		0	(602)

Balance at 09/30/2010	1,186	$826,560	EUR	120,400	GBP	0	$6,946

106	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(k)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	5,668	10/2010	BNP	$51	$0	$51
Sell		3	10/2010	BNP	0	0	0
Sell		4,247	10/2010	CITI	0	(237)	(237)
Buy		3,380	10/2010	CSFB	107	0	107
Sell		8,274	10/2010	CSFB	0	(497)	(497)
Sell		131,944	10/2010	DUB	5	(10,246)	(10,241)
Buy		1,707	10/2010	MSC	140	0	140
Buy		6,587	10/2010	RBS	235	0	235
Buy	BRL	320	10/2010	JPM	11	0	11
Sell		320	10/2010	MSC	0	(5)	(5)
Buy		8,254	12/2010	HSBC	170	0	170
Sell		4,127	12/2010	JPM	0	(85)	(85)
Buy		320	12/2010	MSC	4	0	4
Buy		1,709	12/2010	RBS	13	0	13
Sell		4,132	12/2010	RBS	0	(88)	(88)
Buy	CAD	8,557	11/2010	BNP	0	(14)	(14)
Buy		311	11/2010	BOA	0	0	0
Buy		2,635	11/2010	CITI	65	0	65
Sell		4,290	11/2010	CSFB	0	(31)	(31)
Sell		5,031	11/2010	DUB	30	0	30
Sell		14,296	11/2010	RBC	0	(211)	(211)
Sell		2,367	11/2010	RBS	14	0	14
Buy	CLP	30,015	01/2011	JPM	1	0	1
Buy	CNY	92,328	11/2010	BCLY	61	(64)	(3)
Sell		31,631	11/2010	BCLY	0	(98)	(98)
Buy		4,172	11/2010	CITI	0	(3)	(3)
Buy		4,259	11/2010	DUB	0	(3)	(3)
Sell		45,178	11/2010	DUB	0	(38)	(38)
Sell		30,936	11/2010	HSBC	0	(8)	(8)
Buy		8,368	11/2010	JPM	0	(5)	(5)
Sell		23,353	11/2010	JPM	0	(7)	(7)
Buy		41,809	11/2010	MSC	0	(70)	(70)
Sell		31,274	11/2010	RBS	0	(97)	(97)
Buy		37,591	11/2010	UBS	36	0	36
Sell		31,592	01/2011	BCLY	0	(113)	(113)
Buy		40,564	01/2011	BOA	25	0	25
Sell		97,118	01/2011	CITI	0	(304)	(304)
Buy		120,949	01/2011	HSBC	100	0	100
Buy		45,255	01/2011	JPM	29	0	29
Sell		99,745	01/2011	JPM	0	(313)	(313)
Buy		46,842	01/2011	MSC	17	0	17
Buy		17,268	04/2011	BCLY	6	0	6
Buy		8,909	04/2011	CSFB	3	0	3
Buy		5,677	04/2011	HSBC	1	0	1
Buy		7,012	04/2011	JPM	1	0	1
Buy		17,542	04/2011	MSC	5	0	5
Buy		51,379	06/2011	BCLY	124	0	124
Buy		55,609	06/2011	DUB	18	(36)	(18)
Buy		29,211	06/2011	HSBC	88	0	88
Buy		49,970	06/2011	JPM	0	(5)	(5)
Buy		111,492	06/2011	RBS	310	0	310
Buy		20,972	09/2011	BOA	49	0	49
Buy		20,644	09/2011	CITI	46	0	46
Buy		55,178	09/2011	HSBC	132	0	132
Buy		112,698	09/2011	JPM	294	0	294
Buy	DKK	94,308	11/2010	RBS	691	0	691
Sell		75,100	01/2011	GSC	1,223	0	1,223
Buy	EUR	4,339	10/2010	CITI	11	0	11
Sell		500	10/2010	CSFB	0	(3)	(3)
Sell		166,357	10/2010	DUB	0	(13,620)	(13,620)
Sell		750	10/2010	GSC	0	(48)	(48)
Buy		961	10/2010	JPM	13	0	13
Buy		2,000	10/2010	RBS	131	0	131
Sell		2,352	10/2010	RBS	2	0	2
Sell		4,533	11/2010	BCLY	0	(338)	(338)
Buy		22,335	11/2010	BOA	1,309	0	1,309
Buy		664	11/2010	CITI	17	0	17
Sell		20,239	11/2010	CITI	0	(364)	(364)
Buy		28,279	11/2010	CSFB	2,471	0	2,471
Buy		7,960	11/2010	DUB	652	0	652
Buy		32,092	11/2010	MSC	2,665	0	2,665
Sell		10,491	11/2010	MSC	0	(963)	(963)

See Accompanying Notes	Semiannual Report	September 30, 2010	107

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	20,264	11/2010	RBS	$1,635	$(4)	$1,631
Sell		7,722	11/2010	UBS	0	(119)	(119)
Sell	GBP	241	10/2010	CITI	0	(1)	(1)
Sell		489	10/2010	CSFB	4	0	4
Buy		730	10/2010	JPM	0	(8)	(8)
Sell		2,971	12/2010	BCLY	41	0	41
Buy		4,338	12/2010	BNP	0	(51)	(51)
Sell		15,756	12/2010	BOA	0	(253)	(253)
Buy		3,966	12/2010	CITI	66	0	66
Buy		489	12/2010	CSFB	0	(5)	(5)
Buy		814	12/2010	GSC	11	0	11
Buy		1,838	12/2010	UBS	27	0	27
Buy	IDR	10,554,840	11/2010	BCLY	102	0	102
Buy		10,411,100	11/2010	CITI	96	0	96
Buy		4,840,320	11/2010	DUB	33	0	33
Buy		50,331,250	11/2010	HSBC	79	0	79
Buy		11,730,260	07/2011	CITI	14	0	14
Buy		24,392,940	07/2011	HSBC	46	0	46
Buy	INR	344,862	11/2010	DUB	124	0	124
Sell		371	03/2011	BCLY	0	0	0
Sell		345	03/2011	HSBC	0	0	0
Sell		357	03/2011	JPM	0	0	0
Sell		407	03/2011	UBS	0	0	0
Sell	JPY	3,554,668	10/2010	BNP	0	(1,730)	(1,730)
Sell		2,633,630	10/2010	DUB	0	(1,250)	(1,250)
Buy		219,510	10/2010	JPM	22	0	22
Buy		225,000	10/2010	RBS	0	(15)	(15)
Sell		444,510	10/2010	RBS	0	(9)	(9)
Buy		104,444	11/2010	BOA	0	(7)	(7)
Buy		92,097,400	11/2010	MSC	9,177	0	9,177
Sell		2,221,132	11/2010	RBS	0	(13)	(13)
Buy		644,428	12/2010	BOA	206	0	206
Buy		444,510	12/2010	RBS	9	0	9
Sell		3,659,153	12/2010	RBS	0	(361)	(361)
Buy	KRW	2,217,652	11/2010	BCLY	50	0	50
Sell		988,363	11/2010	BCLY	0	(31)	(31)
Buy		1,212,159	11/2010	BNP	19	0	19
Buy		4,284,128	11/2010	BOA	90	0	90
Sell		662,659	11/2010	BOA	0	(17)	(17)
Buy		7,146,998	11/2010	CITI	135	0	135
Sell		4,659,292	11/2010	CITI	0	(50)	(50)
Buy		2,279,000	11/2010	DUB	37	0	37
Buy		199,410	11/2010	GSC	5	0	5
Buy		2,219,976	11/2010	HSBC	35	0	35
Buy		2,658,000	11/2010	JPM	13	(5)	8
Buy		4,878,092	11/2010	MSC	34	0	34
Sell		2,184,300	11/2010	MSC	0	(72)	(72)
Buy		2,164,806	11/2010	RBS	33	0	33
Sell		2,646,695	11/2010	RBS	0	(75)	(75)
Buy		4,459,650	01/2011	BCLY	0	(6)	(6)
Buy	MXN	39,732	02/2011	BCLY	36	0	36
Buy		60,864	02/2011	BOA	26	0	26
Buy	MYR	20	10/2010	BCLY	0	0	0
Sell		69	10/2010	BCLY	0	(2)	(2)
Sell		41	10/2010	CITI	0	(1)	(1)
Sell		30	10/2010	DUB	0	(1)	(1)
Sell		20	02/2011	BCLY	0	0	0
Buy	NOK	41,491	11/2010	CITI	255	0	255
Sell	PHP	1,148	11/2010	BCLY	0	(1)	(1)
Buy		567,375	11/2010	CITI	124	0	124
Sell		1,134	11/2010	CITI	0	(1)	(1)
Buy		411,803	11/2010	HSBC	90	0	90
Buy		2,282	11/2010	UBS	2	0	2
Buy	SEK	18,318	11/2010	BOA	99	0	99
Buy		107,877	11/2010	CITI	714	0	714
Sell		1,183	11/2010	CSFB	0	(8)	(8)
Sell	SGD	821	03/2011	CITI	0	(12)	(12)
Buy		1,160	03/2011	GSC	7	0	7
Sell	TWD	85	10/2010	BCLY	0	0	0
Sell		252	10/2010	CITI	0	0	0
Sell		587	01/2011	DUB	0	0	0
Sell		359	01/2011	JPM	0	0	0
Sell		553	01/2011	MSC	0	0	0
Sell		299	01/2011	UBS	0	0	0
Buy	ZAR	74	10/2010	BCLY	1	0	1

					$24,873	$(32,022)	$(7,149)

108	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Australia
Bank Loan Obligations	$0	$5,522	$0	$5,522
Corporate Bonds & Notes	1,099	117,233	0	118,332
Mortgage-Backed Securities	0	30,484	0	30,484
Brazil
Corporate Bonds & Notes	0	7,836	0	7,836
Canada
Asset-Backed Securities	0	10,047	0	10,047
Corporate Bonds & Notes	0	12,437	16,427	28,864
Sovereign Issues	0	73,799	0	73,799
Cayman Islands
Corporate Bonds & Notes	0	9,699	0	9,699
Denmark
Corporate Bonds & Notes	0	28,474	0	28,474
France
Corporate Bonds & Notes	0	160,592	0	160,592
Sovereign Issues	0	109,852	0	109,852
Germany
Corporate Bonds & Notes	0	30,596	0	30,596
Sovereign Issues	0	513,127	0	513,127
Ireland
Asset-Backed Securities	0	4,609	0	4,609
Corporate Bonds & Notes	0	8,659	0	8,659
Mortgage-Backed Securities	0	5,442	0	5,442
Italy
Asset-Backed Securities	0	2,004	0	2,004
Japan
Sovereign Issues	0	16,963	0	16,963
Luxembourg
Corporate Bonds & Notes	0	6,794	0	6,794
Netherlands
Asset-Backed Securities	0	2,711	0	2,711
Corporate Bonds & Notes	0	79,581	0	79,581
Mortgage-Backed Securities	0	3,558	0	3,558
Sovereign Issues	0	150,324	0	150,324
Norway
Corporate Bonds & Notes	0	12,832	0	12,832
Qatar
Corporate Bonds & Notes	0	1,044	0	1,044
Russia
Corporate Bonds & Notes	0	9,734	0	9,734
South Korea
Sovereign Issues	0	7,729	0	7,729

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Sweden
Corporate Bonds & Notes	$0	$32,241	$0	$32,241
Switzerland
Corporate Bonds & Notes	0	13,954	0	13,954
United Kingdom
Asset-Backed Securities	0	4,296	0	4,296
Corporate Bonds & Notes	0	179,844	0	179,844
Mortgage-Backed Securities	0	15,932	0	15,932
Sovereign Issues	0	236,562	0	236,562
United States
Asset-Backed Securities	0	19,554	0	19,554
Bank Loan Obligations	0	676	0	676
Corporate Bonds & Notes	300	275,428	0	275,728
Mortgage-Backed Securities	0	207,085	1,926	209,011
Municipal Bonds & Notes	0	8,390	0	8,390
Preferred Securities	2,152	0	0	2,152
U.S. Government Agencies	0	35,166	864	36,030
Virgin Islands (British)
Corporate Bonds & Notes	2,780	0	0	2,780
Short-Term Instruments
Repurchase Agreements	0	6,000	0	6,000
Japan Treasury Bills	0	117,975	0	117,975
U.S. Treasury Bills	0	30,636	0	30,636
PIMCO Short-Term Floating NAV Portfolio	67,824	0	0	67,824
Investments, at value	$74,155	$2,605,421	$19,217	$2,698,793

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	7,774	0	7,774
Foreign Exchange Contracts	0	24,873	0	24,873
Interest Rate Contracts	1,508	23,476	0	24,984
	$1,508	$56,123	$0	$57,631

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,277)	(358)	(1,635)
Foreign Exchange Contracts	0	(32,269)	0	(32,269)
Interest Rate Contracts	(291)	(7,452)	(70)	(7,813)
	$(291)	$(40,998)	$(428)	$(41,717)

Totals	$75,372	$2,620,546	$18,789	$2,714,707

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Canada
Corporate Bonds & Notes	$16,363	$0	$0	$0	$0	$64	$0	$0	$16,427	$64
United Kingdom
Corporate Bonds & Notes	430	0	0	0	0	35	0	(465)	0	0
United States
Mortgage-Backed Securities	0	1,923	(177)	2	31	147	0	0	1,926	147
U.S. Government Agencies	974	0	(114)	0	0	4	0	0	864	3

Investments, at value	$17,767	$1,923	$(291)	$2	$31	$250	$0	$(465)	$19,217	$214
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(619)	0	0	261	0	0	(358)	261
Interest Rate Contracts	0	0	(70)	0	0	0	0	0	(70)	0

	$0	$0	$(689)	$0	$0	$261	$0	$0	$(428)	$261

Totals	$17,767	$1,923	$(980)	$2	$31	$511	$0	$(465)	$18,789	$475

See Accompanying Notes	Semiannual Report	September 30, 2010	109

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)	(Unaudited) September 30, 2010

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(m)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$24,873	$0	$0	$0	$24,873
Unrealized appreciation on swap agreements	23,476	0	7,774	0	0	31,250

	$23,476	$24,873	$7,774	$0	$0	$56,123

Liabilities:
Written options outstanding	$7,324	$247	$420	$0	$0	$7,991
Variation margin payable (2)	1,008	0	0	0	0	1,008
Unrealized depreciation on foreign currency contracts	0	32,022	0	0	0	32,022
Unrealized depreciation on swap agreements	198	0	1,215	0	0	1,413

	$8,530	$32,269	$1,635	$0	$0	$42,434

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$30,054	$1,643	$(3,780)	$0	$0	$27,917
Net realized gain on foreign currency transactions	0	120,265	0	0	0	120,265

	$30,054	$121,908	$(3,780)	$0	$0	$148,182

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$14,443	$30	$8,187	$0	$0	$22,660
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	15,426	0	0	0	15,426

	$14,443	$15,456	$8,187	$0	$0	$38,086

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,217 as reported in the Notes to Schedule of Investments.

110	PIMCO Funds	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 4.5%

BANK LOAN OBLIGATIONS 0.2%

Seven Media Group
7.000% due 02/07/2013	AUD	6,286	$5,711
7.432% due 12/28/2012		1,500	1,363

			7,074

CORPORATE BONDS & NOTES 3.6%

Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014		5,000	4,809

Bank of Queensland Ltd.
5.500% due 10/22/2012		2,000	1,934

Citigroup Pty Ltd.
5.390% due 06/18/2012		23,500	22,711
5.500% due 06/18/2012		9,000	8,709

Commonwealth Bank of Australia
3.492% due 08/13/2014		$4,300	4,614
4.500% due 02/20/2014	AUD	18,900	17,751
5.750% due 12/17/2013		7,400	7,183

ING Bank Australia Ltd.
5.120% due 08/28/2013		2,000	1,928
5.500% due 10/08/2012		1,200	1,160
5.750% due 08/28/2013		3,800	3,703
5.750% due 06/24/2014		400	389
5.750% due 03/03/2015		3,000	2,939

Macquarie Bank Ltd.
2.600% due 01/20/2012		$15,000	15,385
3.300% due 07/17/2014		1,600	1,707

National Australia Bank Ltd.
3.375% due 07/08/2014		1,500	1,609
5.750% due 12/19/2013	AUD	2,300	2,247

Westpac Banking Corp.
0.572% due 09/10/2014		$10,000	10,024
2.700% due 12/09/2014		5,000	5,196
4.750% due 03/05/2014	AUD	2,000	1,894
4.940% due 05/25/2017		1,000	943

			116,835

MORTGAGE-BACKED SECURITIES 0.6%

Medallion Trust
0.448% due 05/25/2035		$1,720	1,657

Puma Finance Ltd.
0.409% due 02/21/2038		2,668	2,559
4.782% due 08/22/2037	AUD	2,888	2,721
5.123% due 07/12/2036		1,291	1,229

Superannuation Members Home Loans Global Fund
0.432% due 03/09/2036		$3,778	3,731

Swan Trust
0.478% due 05/12/2037		210	204

Torrens Trust
4.993% due 10/19/2038	AUD	6,762	6,412

			18,513

SOVEREIGN ISSUES 0.1%

New South Wales Treasury Corp.
6.000% due 05/01/2012		3,350	3,284

Total Australia (Cost $128,091)			145,706

CANADA 8.3%

ASSET-BACKED SECURITIES 0.6%

Broadway Credit Card Trust
5.234% due 06/17/2014	CAD	18,300	18,204

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	1,700	$1,698

			19,902

CORPORATE BONDS & NOTES 0.6%

Agrium, Inc.
6.750% due 01/15/2019		$5,000	5,924

Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	6,400	6,634

Honda Canada Finance, Inc.
1.467% due 03/26/2012		3,000	2,899

Master Credit Card Trust
5.297% due 08/21/2012		2,700	2,791

			18,248

SOVEREIGN ISSUES 7.1%

Canada Government Bond
1.500% due 06/01/2012		33,300	32,454
2.500% due 09/01/2013		57,700	57,578
2.500% due 06/01/2015		2,200	2,195
2.750% due 12/01/2010		45,000	43,866

Canada Housing Trust No. 1
2.450% due 12/15/2015		22,000	21,589

Province of Ontario Canada
5.600% due 06/02/2035		8,400	9,851
6.200% due 06/02/2031		7,400	9,165

Province of Quebec Canada
5.000% due 12/01/2038		29,600	31,981
5.750% due 12/01/2036		16,500	19,565

			228,244

Total Canada (Cost $256,761)			266,394

CAYMAN ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.0%

Premium Loan Trust Ltd.
0.878% due 10/25/2014		$1,775	1,704

CORPORATE BONDS & NOTES 0.3%

Foundation Re II Ltd.
7.119% due 11/26/2010		1,650	1,654

Green Valley Ltd.
4.410% due 01/10/2011	EUR	2,400	3,256

Vita Capital III Ltd.
1.633% due 01/01/2011		$4,000	3,989

			8,899

Total Cayman Islands (Cost $10,869)			10,603

DENMARK 0.3%

CORPORATE BONDS & NOTES 0.3%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	1,022	203

Realkredit Danmark A/S
2.000% due 01/01/2011		35,000	6,413
2.450% due 01/01/2038		14,439	2,634

Total Denmark (Cost $9,429)			9,250

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FRANCE 11.6%

ASSET-BACKED SECURITIES 0.0%

AUTO Asset-Backed Securities SRL
1.001% due 02/25/2019	EUR	212	$287

CORPORATE BONDS & NOTES 5.9%

BNP Paribas Home Loan Covered Bonds S.A.
2.250% due 10/01/2012		4,000	5,518
3.000% due 07/23/2013		800	1,124
4.125% due 01/24/2011		13,600	18,704
4.750% due 05/28/2013		3,800	5,565

BPCE S.A.
6.117% due 10/29/2049		3,600	4,282

Cie de Financement Foncier
1.625% due 07/23/2012		$25,000	25,111
2.000% due 02/17/2012	EUR	6,700	9,196
2.250% due 01/25/2013		11,700	16,108
2.500% due 09/16/2015		$16,100	16,216
3.875% due 02/11/2011	EUR	4,000	5,505
4.500% due 01/09/2013		3,500	5,059

Dexia Credit Local
2.000% due 03/05/2013		$10,850	10,940

Dexia Credit Local S.A.
0.778% due 01/12/2012		23,500	23,390
0.940% due 09/23/2011		3,100	3,112
0.961% due 04/29/2014		12,100	12,062
2.375% due 09/23/2011		7,860	7,954
2.750% due 01/10/2014		3,299	3,377

Dexia Municipal Agency S.A.
4.750% due 06/06/2011	EUR	2,100	2,927

General Electric Societe de Credit Foncier
3.750% due 07/22/2014		2,900	4,155

Vivendi S.A.
5.750% due 04/04/2013		$7,000	7,626

			187,931

SOVEREIGN ISSUES 5.7%

France Government Bond
3.500% due 04/25/2015	EUR	4,600	6,769
3.750% due 10/25/2019		1,700	2,535
4.250% due 04/25/2019		25,800	39,916
4.250% due 10/25/2023		19,588	30,516
5.500% due 04/25/2029		1,340	2,420
6.500% due 04/25/2011		38,000	53,465

France Treasury Notes
3.000% due 01/12/2011		29,200	40,073

Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		1,700	2,356
2.875% due 09/22/2014		$2,700	2,857
3.375% due 05/05/2014		1,100	1,185

			182,092

Total France (Cost $365,382)			370,310

GERMANY 19.4%

ASSET-BACKED SECURITIES 0.0%

Driver One GmbH
0.718% due 10/21/2015	EUR	54	74

CORPORATE BONDS & NOTES 2.4%

IKB Deutsche Industriebank AG
2.125% due 09/10/2012		17,600	24,393

See Accompanying Notes	Semiannual Report	September 30, 2010	111

Schedule of Investments  PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013	EUR	25,200	$34,375
2.500% due 10/11/2010		3,500	4,773
3.875% due 01/21/2019		8,500	12,774

			76,315

SOVEREIGN ISSUES 17.0%

Republic of Germany
1.250% due 03/11/2011		2,100	2,870
2.250% due 12/10/2010		4,900	6,700
2.250% due 04/10/2015		4,600	6,510
3.250% due 01/04/2020		15,000	22,218
3.500% due 07/04/2019		1,000	1,506
3.750% due 01/04/2019		12,100	18,511
4.000% due 01/04/2018		60,700	93,976
4.250% due 07/04/2017		32,400	50,783
4.250% due 07/04/2018		41,200	64,954
5.250% due 01/04/2011		13,000	17,926
5.500% due 01/04/2031		26,480	50,339
5.625% due 01/04/2028		20,270	38,125
6.250% due 01/04/2030		29,112	59,600
6.500% due 07/04/2027		54,360	110,822

			544,840

Total Germany (Cost $560,965)			621,229

IRELAND 0.7%

ASSET-BACKED SECURITIES 0.2%

Dryden Leveraged Loan CDO 2002-II
1.368% due 08/08/2022	EUR	3,600	4,376

SC Germany Auto
0.687% due 08/11/2015		641	869
0.746% due 07/10/2019		372	499

			5,744

CORPORATE BONDS & NOTES 0.3%

German Postal Pensions Securitisation PLC
2.750% due 01/18/2011		6,750	9,253

MORTGAGE-BACKED SECURITIES 0.2%

DECO Series
1.055% due 10/27/2019		39	49

German Residential Asset Note Distributor PLC
1.101% due 07/20/2016		1,458	1,726

Immeo Residential Finance PLC
1.039% due 12/15/2016		4,035	4,802

			6,577

Total Ireland (Cost $21,192)			21,574

ITALY 0.0%

MORTGAGE-BACKED SECURITIES 0.0%

Argo Mortgage SRL
1.389% due 10/28/2036	EUR	39	53

Vela Home SRL
1.164% due 10/24/2027		52	70

Total Italy (Cost $125)			123

JAPAN 2.3%

SOVEREIGN ISSUES 2.3%

Japan Government International Bond
0.200% due 02/15/2012	JPY	2,830,000	33,933

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.500% due 09/20/2018	JPY	2,150,000	$27,558
2.300% due 06/20/2035		60,000	790
2.400% due 03/20/2034		950,000	12,733

Total Japan (Cost $62,264)			75,014

JERSEY, CHANNEL ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.1%

Arran Funding Ltd.
0.342% due 12/15/2012		$400	399

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,167	1,595

			1,994

CORPORATE BONDS & NOTES 0.2%

WPP PLC
6.000% due 04/04/2017	GBP	4,075	7,012

Total Jersey, Channel Islands (Cost $6,777)			9,006

LUXEMBOURG 0.5%

CORPORATE BONDS & NOTES 0.5%

Tyco Electronics Group S.A.
5.950% due 01/15/2014		$2,000	2,231
6.550% due 10/01/2017		13,000	15,225

Total Luxembourg (Cost $15,119)			17,456

MEXICO 0.0%

CORPORATE BONDS & NOTES 0.0%

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$540	358

Total Mexico (Cost $540)			358

NETHERLANDS 8.7%

CORPORATE BONDS & NOTES 3.7%

ABN AMRO Bank NV
3.750% due 01/12/2012	EUR	9,300	13,044

Achmea Hypotheekbank NV
0.804% due 11/03/2014		$7,200	7,188

Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	19,000	27,341

ING Bank NV
2.250% due 08/31/2015		3,400	4,604
3.900% due 03/19/2014		$2,600	2,840

LeasePlan Corp. NV
3.000% due 05/07/2012		1,920	1,985
3.125% due 02/10/2012	EUR	50	70
3.250% due 05/22/2014		5,300	7,606

NIBC Bank NV
0.676% due 12/02/2014		$22,500	22,517
2.800% due 12/02/2014		20,650	21,571
3.500% due 04/07/2014	EUR	3,700	5,332

Rabobank Nederland NV
11.000% due 06/29/2049		$2,000	2,608

			116,706

MORTGAGE-BACKED SECURITIES 0.1%

Arena BV
4.300% due 05/19/2055	EUR	500	691

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Atomium Mortgage Finance BV
0.831% due 07/01/2034	EUR	211	$277

Delphinus BV
0.998% due 09/25/2096		400	539

Dutch MBS BV
0.887% due 07/02/2037		190	252

Dutch Mortgage Portfolio Loans BV
1.144% due 11/20/2035		705	937

Saecure BV
1.041% due 05/25/2036		148	200

			2,896

SOVEREIGN ISSUES 4.9%

Netherlands Government International Bond
4.000% due 01/15/2011		104,400	143,652
4.000% due 07/15/2018		100	153
4.500% due 07/15/2017		8,600	13,493
5.500% due 01/15/2028		200	369

			157,667

Total Netherlands (Cost $261,963)			277,269

NORWAY 0.8%

CORPORATE BONDS & NOTES 0.8%

DnB NOR Boligkreditt
2.375% due 07/20/2015	EUR	11,500	15,623
4.125% due 02/01/2013		2,000	2,877
4.500% due 05/16/2011		3,100	4,306
4.625% due 07/03/2012		3,100	4,450

Total Norway (Cost $26,125)			27,256

RUSSIA 0.4%

CORPORATE BONDS & NOTES 0.4%

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		$3,600	4,326
10.500% due 03/25/2014		6,000	7,212

Total Russia (Cost $11,458)			11,538

SOUTH KOREA 0.2%

SOVEREIGN ISSUES 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	6,125

Total South Korea (Cost $6,476)			6,125

SUPRANATIONAL 0.8%

CORPORATE BONDS & NOTES 0.8%

European Investment Bank
3.625% due 10/15/2011	EUR	17,300	24,254

Total Supranational (Cost $21,697)			24,254

SWEDEN 0.1%

CORPORATE BONDS & NOTES 0.1%

Swedbank Hypotek AB
4.625% due 05/23/2011	EUR	2,600	3,615

Total Sweden (Cost $3,284)			3,615

112	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SWITZERLAND 0.3%

CORPORATE BONDS & NOTES 0.3%

Transocean, Inc.
4.950% due 11/15/2015		$9,600	$9,997

Total Switzerland (Cost $9,595)			9,997

UNITED KINGDOM 14.8%

CORPORATE BONDS & NOTES 5.8%

Bank of Scotland PLC
4.375% due 07/13/2016	EUR	3,000	4,304
4.500% due 10/23/2013		500	716
5.250% due 07/24/2012	AUD	4,000	3,845
5.520% due 07/24/2012		7,600	7,374

Barclays Bank PLC
2.700% due 03/05/2012		$300	307
10.179% due 06/12/2021		4,480	5,985

BP Capital Markets PLC
0.422% due 04/11/2011		1,300	1,296
2.750% due 02/27/2012		300	302
3.125% due 10/01/2015 (c)		12,600	12,687

GKN Holdings PLC
7.000% due 05/14/2012	GBP	5,700	9,438

Hanson Ltd.
6.125% due 08/15/2016		$2,000	2,017

HBOS PLC
6.750% due 05/21/2018		2,000	2,012

LBG Capital No.1 PLC
8.000% due 12/29/2049		500	465
8.500% due 12/29/2049		20,900	19,437

LBG Capital No.2 PLC
11.250% due 09/14/2023	GBP	1,600	2,828

Lloyds TSB Bank PLC
12.000% due 12/29/2049		$11,300	13,047

National Grid PLC
4.980% due 06/22/2011 (k)	CAD	4,900	4,844

Nationwide Building Society
2.875% due 09/14/2015	EUR	3,900	5,307
3.500% due 12/07/2015		6,250	8,722
4.625% due 09/13/2012		5,100	7,236

Pearson Dollar Finance PLC
5.500% due 05/06/2013		$2,500	2,745

Royal Bank of Scotland Group PLC
1.406% due 04/23/2012		17,200	17,349
1.450% due 10/20/2011		8,000	8,061
2.650% due 04/23/2012		4,500	4,630
2.750% due 06/18/2013	EUR	12,500	17,142
3.750% due 11/14/2011		10,800	15,144

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,593

Yorkshire Building Society
3.250% due 09/22/2015	EUR	4,700	6,400

			185,233

MORTGAGE-BACKED SECURITIES 0.9%

Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047		8,300	11,300

Bauhaus Securities Ltd.
1.216% due 10/30/2052		94	127

Eurosail PLC
1.039% due 03/13/2045		600	669

Great Hall Mortgages PLC
0.421% due 06/18/2039		$2,259	1,892
1.009% due 03/18/2039	EUR	3,080	3,552

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mansard Mortgages
1.375% due 12/15/2049	GBP	3,712	$4,965

Permanent Financing PLC
1.010% due 09/10/2032	EUR	50	68

RMAC Securities PLC
0.442% due 06/12/2044		$600	477
0.875% due 06/12/2044	GBP	1,900	2,372

Windermere CMBS PLC
0.988% due 04/24/2017		2,792	3,610

			29,032

SOVEREIGN ISSUES 8.1%

United Kingdom Gilt
2.750% due 01/22/2015		80,200	131,983
4.250% due 06/07/2032		1,000	1,676
4.250% due 03/07/2036		10,850	18,080
4.250% due 09/07/2039		4,300	7,161
4.500% due 03/07/2019		17,800	31,572
4.500% due 12/07/2042		7,700	13,388
4.750% due 03/07/2020		2,000	3,606
4.750% due 12/07/2038		28,700	51,766

			259,232

Total United Kingdom (Cost $443,560)			473,497

UNITED STATES 21.7%

ASSET-BACKED SECURITIES 1.6%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$1,035	1,030

Accredited Mortgage Loan Trust
0.306% due 02/25/2037		50	50
4.330% due 06/25/2033		328	284

Amortizing Residential Collateral Trust
0.836% due 07/25/2032		44	39

Amresco Residential Securities Mortgage Loan Trust
1.196% due 06/25/2029		221	180

Asset-Backed Funding Certificates
0.316% due 01/25/2037		415	409

Bear Stearns Asset-Backed Securities Trust
0.326% due 12/25/2036		263	242
0.336% due 10/25/2036		31	29
0.656% due 10/27/2032		84	67
0.916% due 10/25/2032		56	53
1.256% due 10/25/2037		136	106

BNC Mortgage Loan Trust
0.356% due 05/25/2037		1,858	1,667

Carrington Mortgage Loan Trust
0.306% due 01/25/2037		981	936
0.576% due 10/25/2035		143	137

Citigroup Mortgage Loan Trust, Inc.
0.316% due 07/25/2045		1,339	1,052
0.356% due 10/25/2036		70	69

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		340	359
6.681% due 12/01/2033		255	270

Countrywide Asset-Backed Certificates
0.306% due 05/25/2037		45	45
0.306% due 07/25/2037		181	175
0.306% due 06/25/2047		800	785
0.326% due 06/25/2047		189	185
0.336% due 06/25/2037		13	13
0.336% due 10/25/2047		209	202
0.356% due 09/25/2047		3,090	3,006
0.366% due 10/25/2046		38	37
0.436% due 09/25/2036		544	435

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.596% due 12/25/2036	$1,169	$504

Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032	67	52

Credit-Based Asset Servicing & Securitization LLC
0.316% due 11/25/2036	23	20

First Alliance Mortgage Loan Trust
0.487% due 12/20/2027	13	9

First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036	90	89

Fremont Home Loan Trust
0.316% due 01/25/2037	25	23
0.366% due 02/25/2036	35	34

Home Equity Asset Trust
0.316% due 05/25/2037	257	248
0.856% due 11/25/2032	2	1

JPMorgan Mortgage Acquisition Corp.
0.306% due 10/25/2036	121	117
0.346% due 10/25/2036	537	522
0.366% due 08/25/2036	174	76

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034	12	11

MASTR Asset-Backed Securities Trust
0.316% due 11/25/2036	9	9

Merrill Lynch Mortgage Investors, Inc.
0.336% due 09/25/2037	51	15
0.376% due 02/25/2037	124	87

Mesa Trust Asset-Backed Certificates
0.656% due 12/25/2031	300	240

Nationstar Home Equity Loan Trust
0.316% due 06/25/2037	175	173
0.376% due 04/25/2037	14	14

Nelnet Student Loan Trust
1.028% due 04/27/2015	12	12

Popular ABS Mortgage Pass-Through Trust
0.346% due 06/25/2047	257	227

Renaissance Home Equity Loan Trust
0.756% due 12/25/2033	147	123

Residential Asset Mortgage Products, Inc.
0.326% due 02/25/2037	128	127
0.816% due 06/25/2032	7	5

Residential Asset Securities Corp.
0.326% due 02/25/2037	101	99
0.756% due 07/25/2032	212	115

Securitized Asset-Backed Receivables LLC Trust
0.386% due 05/25/2037	396	302

SLC Student Loan Trust
0.742% due 06/15/2017	100	100

SLM Student Loan Trust
0.492% due 12/17/2018	16	16
0.498% due 07/25/2017	185	184
0.998% due 10/25/2017	9,100	9,127
1.178% due 07/25/2013	277	278
1.298% due 10/25/2013	2	2
1.998% due 04/25/2023	24,711	25,603

Soundview Home Equity Loan Trust
0.316% due 11/25/2036	59	28

Structured Asset Securities Corp.
0.546% due 01/25/2033	13	12

Wells Fargo Home Equity Trust
0.486% due 10/25/2035	463	461

		50,927

See Accompanying Notes	Semiannual Report	September 30, 2010	113

Schedule of Investments  PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Ford Motor Co.
3.010% due 12/15/2013		$965	$948
3.050% due 12/15/2013		1,002	984

Texas Competitive Electric Holdings Co. LLC
3.758% due 10/10/2014		2,910	2,258
4.033% due 10/10/2014		15	11

			4,201

CORPORATE BONDS & NOTES 10.7%

Altria Group, Inc.
9.700% due 11/10/2018		11,500	15,590

American International Group, Inc.
0.635% due 10/18/2011		5,000	4,928
4.875% due 03/15/2067	EUR	5,500	5,436
5.600% due 10/18/2016		$1,300	1,332
5.750% due 03/15/2067	GBP	8,200	9,403
8.000% due 05/22/2038	EUR	4,600	5,989
8.250% due 08/15/2018		$300	351

Anadarko Petroleum Corp.
6.125% due 03/15/2012		3,900	4,114

AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,175
6.500% due 01/15/2014		1,000	1,133

Avnet, Inc.
6.625% due 09/15/2016		1,700	1,953

Avon Products, Inc.
6.500% due 03/01/2019		1,500	1,853

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	10,100	14,089
4.250% due 04/05/2017		800	1,143

Bank of America Corp.
4.750% due 05/23/2017		12,700	16,892

Bear Stearns Cos. LLC
6.400% due 10/02/2017		$1,300	1,516

Black & Decker Corp.
5.750% due 11/15/2016		3,000	3,477

Boston Scientific Corp.
6.000% due 06/15/2011		400	411
6.400% due 06/15/2016		4,300	4,682

Brunswick Corp.
11.750% due 08/15/2013		3,000	3,480

Burlington Northern Santa Fe LLC
5.650% due 05/01/2017		2,669	3,084

Cardinal Health, Inc.
6.000% due 06/15/2017		10,000	11,452

Citigroup, Inc.
0.825% due 01/16/2012	GBP	5,800	8,938
1.024% due 03/05/2014	EUR	400	511
3.625% due 11/30/2017		8,250	10,811
6.000% due 08/15/2017		$8,900	9,632

CNA Financial Corp.
5.850% due 12/15/2014		3,000	3,219
6.000% due 08/15/2011		3,600	3,733

Computer Sciences Corp.
6.500% due 03/15/2018		5,300	6,095

CSX Corp.
6.750% due 03/15/2011		2,300	2,358

Daimler Finance North America LLC
6.500% due 11/15/2013		400	458

HCP, Inc.
5.650% due 12/15/2013		6,000	6,454
5.950% due 09/15/2011		1,000	1,040

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

International Lease Finance Corp.
5.350% due 03/01/2012		$2,900	$2,933
5.400% due 02/15/2012		2,700	2,727
5.750% due 06/15/2011		1,000	1,010
6.500% due 09/01/2014		8,800	9,482
6.625% due 11/15/2013		8,000	8,060
6.750% due 09/01/2016		7,100	7,632

JPMorgan Chase & Co.
6.300% due 04/23/2019		1,300	1,509

JPMorgan Chase & Co., Inc. CPI Linked Bond
4.854% due 02/15/2012		4,670	4,708

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		500	502

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		6,800	1,598
6.875% due 05/02/2018 (a)		7,000	1,680

Lennar Corp.
5.950% due 10/17/2011		3,100	3,154

Limited Brands, Inc.
6.900% due 07/15/2017		5,000	5,325

Loews Corp.
5.250% due 03/15/2016		1,200	1,352

Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		4,000	4,260

Marriott International, Inc.
6.375% due 06/15/2017		4,300	4,805

Masco Corp.
5.875% due 07/15/2012		1,000	1,038

Merrill Lynch & Co., Inc.
1.188% due 05/30/2014	EUR	7,000	8,967
1.191% due 08/25/2014		300	379
1.326% due 07/22/2014		10,000	12,829
1.628% due 09/27/2012		2,700	3,565
6.875% due 04/25/2018		$100	112

Morgan Stanley
1.188% due 11/29/2013	EUR	5,050	6,544
1.222% due 04/13/2016		2,000	2,439
1.260% due 01/16/2017		1,550	1,865

Newell Rubbermaid, Inc.
5.500% due 04/15/2013		$5,000	5,440

RBS Capital Trust I
4.709% due 12/29/2049 (a)		1,560	1,135

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,258

Reynolds American, Inc.
6.750% due 06/15/2017		500	563

Ryder System, Inc.
6.000% due 03/01/2013		5,000	5,413

Sealed Air Corp.
5.625% due 07/15/2013		12,900	13,780

Sheraton Holding Corp.
7.375% due 11/15/2015		5,000	5,512

SLM Corp.
4.750% due 03/17/2014	EUR	3,020	3,801
8.450% due 06/15/2018		$2,000	2,023

Southwest Airlines Co.
5.125% due 03/01/2017		1,100	1,157
6.500% due 03/01/2012		500	530

Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	5,856

Sprint Capital Corp.
8.750% due 03/15/2032		800	844

Tyco International Ltd.
7.000% due 12/15/2019		7,000	8,728

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Union Pacific Corp.
7.000% due 02/01/2016		$1,000	$1,222

Viacom, Inc.
6.250% due 04/30/2016		6,400	7,519

WM Covered Bond Program
3.875% due 09/27/2011	EUR	1,700	2,363
4.375% due 05/19/2014		6,800	9,785

			343,136

MORTGAGE-BACKED SECURITIES 7.0%

Adjustable Rate Mortgage Trust
2.891% due 09/25/2035		$686	515

American Home Mortgage Assets
0.446% due 05/25/2046		716	386
0.466% due 10/25/2046		2,491	1,274
0.486% due 09/25/2046		608	95
1.070% due 02/25/2047		7,433	3,771
1.290% due 11/25/2046		11,193	5,405

Banc of America Funding Corp.
4.000% due 02/20/2036		2,124	1,981
5.243% due 03/20/2036		1,043	867
5.500% due 08/25/2035		13,639	13,123
5.929% due 10/20/2046		266	180
5.939% due 01/20/2047		729	540

Banc of America Mortgage Securities, Inc.
2.866% due 06/25/2035		1,050	857
5.279% due 04/25/2035		1,782	1,639

BCAP LLC Trust
0.426% due 01/25/2037		15,712	8,923

Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035		2,976	2,823
2.760% due 03/25/2035		5,466	5,222
2.934% due 03/25/2035		1,077	1,035
3.013% due 05/25/2034		904	854
3.350% due 02/25/2034		89	76
3.569% due 10/25/2033		477	490
3.691% due 11/25/2034		24	23
4.578% due 05/25/2034		509	510

Bear Stearns Alt-A Trust
2.984% due 09/25/2035		6,663	5,065
3.016% due 08/25/2036 (a)		501	257
4.044% due 11/25/2035		250	143
4.805% due 08/25/2036		1,540	398
5.011% due 01/25/2036		139	83
5.316% due 11/25/2036		5,616	3,476
5.354% due 02/25/2036		7,800	4,006
5.533% due 11/25/2036		1,328	939
6.160% due 08/25/2036		4,135	2,700

Bear Stearns Mortgage Funding Trust
0.326% due 02/25/2037		8	8

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		1,837	1,732
2.560% due 08/25/2035		2,297	2,145
2.650% due 10/25/2035		8,284	7,021
2.650% due 12/25/2035		460	418
5.776% due 03/25/2037		2,392	1,370
5.864% due 09/25/2037		3,628	2,661

Countrywide Alternative Loan Trust
0.426% due 01/25/2037		1,573	866
0.437% due 02/20/2047		827	467
0.446% due 09/25/2046		2,396	1,417
0.452% due 12/20/2046		8,748	4,344
0.456% due 05/25/2036		170	93
0.466% due 07/25/2046		152	83
0.467% due 03/20/2046		201	114
0.467% due 07/20/2046		2,021	933
0.486% due 08/25/2046		547	117
0.606% due 05/25/2037		1,502	780
1.370% due 12/25/2035		232	144

114	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.870% due 11/25/2035	$935	$536
2.426% due 11/25/2035	796	467
5.250% due 06/25/2035	681	558
5.773% due 02/25/2037	647	466
6.000% due 10/25/2032	15	16
6.000% due 01/25/2037	3,029	2,130
6.000% due 04/25/2037	1,371	934
6.250% due 08/25/2037	1,081	760

Countrywide Home Loan Mortgage Pass-Through Trust
0.526% due 03/25/2035	2,098	1,592
0.546% due 04/25/2035	48	30
0.576% due 03/25/2035	1,579	940
0.586% due 02/25/2035	35	26
2.985% due 08/25/2034	239	173
3.466% due 11/25/2034	977	846
4.126% due 11/19/2033	87	88
5.094% due 02/20/2036	2,698	1,748
5.114% due 02/25/2047	1,129	686
5.242% due 03/25/2037	1,089	677

Credit Suisse First Boston Mortgage Securities Corp.
1.406% due 03/25/2034	793	671
1.842% due 05/25/2032	29	29
2.494% due 07/25/2033	79	75
2.682% due 08/25/2033	405	399

Downey Savings & Loan Association Mortgage Loan Trust
0.577% due 07/19/2045	422	107

First Horizon Asset Securities, Inc.
2.838% due 07/25/2033	128	126
2.876% due 12/25/2033	452	444
2.923% due 08/25/2035	465	448

First Republic Mortgage Loan Trust
0.607% due 11/15/2031	160	146

GMAC Mortgage Corp. Loan Trust
3.176% due 06/25/2034	100	87

Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046	285	260
0.336% due 01/25/2047	332	312
0.436% due 01/25/2037	1,354	819
0.466% due 04/25/2036	1,116	663
0.526% due 11/25/2045	256	152

Greenpoint Mortgage Pass-Through Certificates
3.098% due 10/25/2033	94	80

GS Mortgage Securities Corp. II
0.348% due 03/06/2020	272	264
GSR Mortgage Loan Trust
2.140% due 03/25/2033	498	492
2.923% due 09/25/2035	2,026	1,943
3.333% due 01/25/2035	2,283	1,958

Harborview Mortgage Loan Trust
0.437% due 07/19/2046	2,834	1,695
0.447% due 09/19/2037	942	546
0.447% due 01/19/2038	2,455	1,542
0.477% due 05/19/2035	2,022	1,269
0.497% due 03/19/2036	382	223
2.956% due 07/19/2035	415	336
3.041% due 05/19/2033	817	828

Homebanc Mortgage Trust
5.776% due 04/25/2037	1,600	969
5.805% due 04/25/2037	940	810

Impac CMB Trust
1.256% due 07/25/2033	109	75

Indymac INDA Mortgage Loan Trust
5.054% due 11/25/2035	4,980	4,466
5.679% due 08/25/2036	1,600	1,180

Indymac INDB Mortgage Loan Trust
0.556% due 11/25/2035	542	252

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indymac Index Mortgage Loan Trust
0.446% due 04/25/2037	$390	$89
0.446% due 09/25/2046	6,963	4,019
0.496% due 06/25/2037	394	246
0.506% due 02/25/2037	1,100	115
0.556% due 06/25/2037	990	381
2.767% due 12/25/2034	286	215

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,233	1,114
5.550% due 10/25/2036	1,506	1,412

JPMorgan Mortgage Trust
4.071% due 11/25/2033	561	563
5.419% due 09/25/2035	1,293	1,238
5.441% due 02/25/2036	2,029	1,885

MASTR Adjustable Rate Mortgages Trust
0.466% due 04/25/2046	4,166	2,302
0.556% due 05/25/2047	1,700	395
2.903% due 11/21/2034	855	859

MASTR Alternative Loans Trust
0.656% due 03/25/2036	701	231

Mellon Residential Funding Corp.
0.737% due 06/15/2030	129	126
2.610% due 10/20/2029	76	71

Merrill Lynch Countrywide Commercial Mortgage Trust
6.163% due 08/12/2049	700	758

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	2,217	1,730
0.506% due 08/25/2036	426	282
2.570% due 02/25/2033	271	260

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	110	93
2.009% due 10/25/2035	5,085	4,649

RBSCF Trust
6.216% due 12/16/2049	4,600	5,073

Residential Accredit Loans, Inc.
0.406% due 02/25/2047	3,450	1,719
0.436% due 06/25/2046	6,290	2,515
0.456% due 12/25/2046	1,400	291
0.466% due 04/25/2046	99	42
0.526% due 05/25/2046	1,200	107
0.561% due 09/25/2046	2,000	120

Residential Asset Securitization Trust
0.706% due 12/25/2036	720	285
5.750% due 02/25/2036	662	474
6.250% due 10/25/2036	858	515
6.500% due 08/25/2036	1,235	733

Residential Funding Mortgage Securities I
3.275% due 09/25/2035	573	423
6.500% due 03/25/2032	106	109

Sovereign Commercial Mortgage Securities Trust
5.846% due 07/22/2030	2,246	2,332

Structured Adjustable Rate Mortgage Loan Trust
2.664% due 04/25/2034	672	588
2.695% due 08/25/2035	1,424	1,161
2.783% due 02/25/2034	472	454
5.197% due 09/25/2036	1,600	899
5.210% due 09/25/2034	261	245
5.211% due 05/25/2036	1,600	1,150

Structured Asset Mortgage Investments, Inc.
0.446% due 06/25/2036	220	129
0.466% due 05/25/2046	1,327	721
0.476% due 05/25/2036	2,265	1,290
0.476% due 09/25/2047	6,300	1,794
0.506% due 09/25/2047	352	67
0.507% due 07/19/2035	188	174
0.516% due 05/25/2046	711	155

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.556% due 08/25/2036	$1,800	$224
0.566% due 12/25/2035	21	13
0.837% due 07/19/2034	35	31
1.870% due 08/25/2047	3,422	2,073

Structured Asset Securities Corp.
2.841% due 10/25/2035	1,130	910

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037	9	8

Thornburg Mortgage Securities Trust
0.366% due 11/25/2046	285	278
0.376% due 10/25/2046	893	886
3.714% due 10/25/2043	194	187

WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)	4,085	225
0.486% due 04/25/2045	77	64
0.516% due 11/25/2045	3,362	2,757
0.536% due 11/25/2045	885	651
0.566% due 01/25/2045	971	813
0.796% due 12/25/2027	2,860	2,579
1.070% due 03/25/2047	3,404	2,134
1.110% due 01/25/2047	1,767	1,044
1.120% due 06/25/2047	781	217
1.130% due 04/25/2047	7,569	4,879
1.350% due 06/25/2046	288	213
1.370% due 02/25/2046	297	222
1.680% due 05/25/2041	12	11
2.700% due 06/25/2033	232	223
2.723% due 04/25/2035	1,000	850
3.003% due 02/27/2034	914	911
3.253% due 07/25/2046	717	505
3.253% due 10/25/2046	123	86
5.241% due 02/25/2037	1,990	1,501
5.424% due 12/25/2036	7,716	5,791
5.503% due 02/25/2037	5,434	4,028
5.746% due 02/25/2037	2,021	1,491

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.506% due 07/25/2046	151	26
1.130% due 04/25/2047	799	173
1.140% due 04/25/2047	1,116	293
1.210% due 05/25/2047	759	172
1.310% due 07/25/2046	1,286	603

Wells Fargo Mortgage-Backed Securities Trust
2.889% due 07/25/2035	1,100	1,019
2.931% due 10/25/2035	600	450
3.778% due 06/25/2035	4,357	4,353
4.576% due 03/25/2036	8,613	7,641
4.679% due 12/25/2033	27	27
5.679% due 04/25/2036	859	328

		226,196

MUNICIPAL BONDS & NOTES 0.1%

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	2,625	2,734

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	132

		2,866

	SHARES
PREFERRED SECURITIES 0.2%

DG Funding Trust
0.652% due 12/31/2049	640	4,939

SLM Corp.
3.148% due 03/15/2017	20,000	358

		5,297

See Accompanying Notes	Semiannual Report	September 30, 2010	115

Schedule of Investments  PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 2.0%

Fannie Mae
0.356% due 01/25/2021	$52	$52
0.376% due 03/25/2034	177	177
0.456% due 10/27/2037	800	799
0.556% due 03/25/2036	119	118
1.586% due 06/01/2043	179	179
2.450% due 01/01/2023	53	55
2.585% due 04/01/2032	56	56
2.590% due 06/01/2035	1,385	1,452
2.607% due 08/01/2023	131	137
2.630% due 12/01/2034	768	794
2.681% due 08/01/2036	425	447
2.753% due 11/01/2034	4,627	4,853
2.915% due 11/01/2022	16	16
3.204% due 12/01/2030	17	18
5.310% due 12/01/2010	21,267	21,273
5.370% due 12/01/2015	2,576	2,904
6.000% due 04/25/2043 - 07/25/2044	2,941	3,212

Freddie Mac
0.326% due 02/01/2011 (h)	266	266
0.355% due 05/04/2011 (h)	279	279
0.593% due 04/01/2011 (h)	3,187	3,189
0.607% due 12/15/2030	354	354
0.657% due 11/15/2016 - 03/15/2017	102	102
1.586% due 10/25/2044 - 02/25/2045	5,495	5,702
2.485% due 06/01/2022	128	133
3.494% due 09/01/2035	287	301
4.500% due 01/15/2016 - 07/15/2023	394	407
6.000% due 12/01/2033	1,749	1,888
6.500% due 11/15/2023	247	266
9.050% due 06/15/2019	3	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae
3.125% due 11/20/2021 - 11/20/2030	$211	$217
3.375% due 05/20/2022 - 05/20/2030	768	792
3.625% due 07/20/2022 - 08/20/2027	462	478
6.000% due 08/20/2034	10,618	11,922

Small Business Administration
5.110% due 04/01/2025	186	203
6.344% due 08/01/2011	102	106
6.640% due 02/01/2011	114	116

		63,266

Total United States (Cost $696,416)		695,889

SHORT-TERM INSTRUMENTS 6.5%

REPURCHASE AGREEMENTS 0.7%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	$11,000	11,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $11,223. Repurchase proceeds are $11,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	10,156	10,156
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $10,363. Repurchase proceeds are $10,156.)

		21,156

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 1.9%
0.110% due 12/13/2010	JPY	5,020,000	$60,121

U.S. TREASURY BILLS 3.7%
0.104% due 10/07/2010 - 01/27/2011 (d)(f)(h)		$119,954	119,948

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.2%
		697,913	6,992

Total Short-Term Instruments (Cost $207,702)			208,217

Total Investments 102.5% (Cost $3,125,790)			$3,284,680

Written Options (j) (0.3%) (Premiums $8,529)			(9,650)

Other Assets and Liabilities (Net) (2.2%)			(71,684)

Net Assets 100.0%			$3,203,346

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-Issued security.
(d)	Coupon represents a weighted average yield.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $114,745 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $19,209 at a weighted average interest rate of 0.265%. On September 30, 2010, there were no open reverse repurchase agreements.
(h)	Securities with an aggregate market value of $8,851 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2011	270	$503
Euro-Bobl December Futures	Long	12/2010	491	(255)
Euro-Bund 10-Year Bond December Futures	Long	12/2010	2,248	1,396
Euro-Schatz December Futures	Long	12/2010	10	(7)
United Kingdom Government 10-Year Bond December Futures	Long	12/2010	442	(348)

				$1,289

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Agrium, Inc.	MLP	(1.250%	)	03/20/2019	1.514%	$	5,000	$95	$0	$95
Altria Group, Inc.	BCLY	(1.090%	)	12/20/2018	1.439%		3,500	87	0	87
Altria Group, Inc.	GSC	(1.520%	)	12/20/2018	1.439%		5,000	(31)	0	(31)
Altria Group, Inc.	MSC	(1.550%	)	12/20/2018	1.439%		3,000	(25)	0	(25)

116	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Anadarko Petroleum Corp.	BCLY	(0.330%	)	03/20/2012	1.084%	$	3,900	$43	$77	$(34)
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.566%		1,000	(18)	0	(18)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.431%		2,000	(12)	0	(12)
Avnet, Inc.	UBS	(1.530%	)	09/20/2016	1.955%		1,700	38	0	38
Avon Products, Inc.	BOA	(0.770%	)	03/20/2019	0.744%		1,500	(3)	0	(3)
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	0.364%		3,000	(118)	0	(118)
Boston Scientific Corp.	BOA	(0.510%	)	06/20/2011	0.699%		400	1	15	(14)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.689%		4,300	(87)	0	(87)
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	3.551%		3,000	(50)	0	(50)
Burlington Northern Santa Fe LLC	BOA	(0.500%	)	06/20/2017	0.462%		2,669	(7)	0	(7)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.672%		5,000	25	0	25
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.672%		5,000	18	35	(17)
CNA Financial Corp.	BCLY	(1.390%	)	12/20/2014	2.222%		3,000	97	0	97
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.311%		3,600	30	0	30
Computer Sciences Corp.	BOA	(1.060%	)	03/20/2018	1.653%		5,300	207	0	207
CSX Corp.	JPM	(0.165%	)	03/20/2011	0.195%		2,300	0	0	0
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	2.296%		1,000	69	243	(174)
Hanson Ltd.	BCLY	(5.000%	)	09/20/2016	2.296%		1,000	(145)	485	(630)
HCP, Inc.	JPM	(0.610%	)	09/20/2011	1.132%		1,000	5	0	5
HCP, Inc.	MSC	(2.030%	)	12/20/2013	1.518%		6,000	(100)	0	(100)
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	3.114%		2,700	114	0	114
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	4.325%		7,000	558	0	558
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	3.114%		2,900	124	0	124
International Lease Finance Corp.	MSC	(1.360%	)	06/20/2011	2.154%		1,000	5	49	(44)
International Lease Finance Corp.	MSC	(1.540%	)	12/20/2013	4.325%		1,000	80	133	(53)
Lennar Corp.	CITI	(6.000%	)	12/20/2011	1.832%		2,400	(126)	0	(126)
Lennar Corp.	MLP	(5.750%	)	12/20/2012	2.803%		700	(46)	0	(46)
Limited Brands, Inc.	BOA	(2.850%	)	09/20/2017	2.302%		4,000	(136)	548	(684)
Limited Brands, Inc.	BOA	(3.550%	)	09/20/2017	2.302%		1,000	(77)	98	(175)
Loews Corp.	JPM	(0.330%	)	03/20/2016	1.099%		1,150	45	0	45
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	1.226%		4,000	(120)	0	(120)
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	1.291%		4,300	(118)	0	(118)
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.893%		1,000	25	0	25
Merrill Lynch & Co., Inc.	CITI	(1.380%	)	06/20/2018	1.886%		5,000	165	0	165
National Grid PLC	BCLY	(0.208%	)	06/20/2011	0.320%		4,300	3	0	3
Newell Rubbermaid, Inc.	GSC	(0.780%	)	06/20/2013	0.852%		5,000	9	0	9
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.360%		2,500	(17)	0	(17)
Reed Elsevier Capital, Inc.	MSC	(0.280%	)	06/20/2012	0.386%		1,200	2	0	2
Reynolds American, Inc.	BCLY	(3.460%	)	06/20/2017	1.502%		500	(60)	0	(60)
Ryder System, Inc.	CITI	(1.160%	)	03/20/2013	0.979%		5,000	(24)	0	(24)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	1.338%		6,000	51	198	(147)
Sealed Air Corp.	BOA	(1.135%	)	09/20/2013	1.338%		6,900	38	0	38
Sheraton Holding Corp.	DUB	(2.390%	)	12/20/2015	1.667%		5,000	(179)	231	(410)
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	1.546%		1,100	58	90	(32)
Southwest Airlines Co.	DUB	(0.420%	)	03/20/2012	0.710%		500	2	0	2
Spectra Energy Capital LLC	DUB	(0.860%	)	06/20/2018	0.931%		5,000	24	0	24
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.132%		1,400	35	0	35
Tyco Electronics Group S.A.	BOA	(1.100%	)	03/20/2014	0.762%		2,000	(24)	160	(184)
Tyco Electronics Group S.A.	DUB	(0.850%	)	12/20/2017	0.982%		6,000	51	0	51
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	0.982%		7,000	13	0	13
Tyco International Ltd.	BOA	(1.120%	)	12/20/2019	0.759%		7,000	(210)	0	(210)
Union Pacific Corp.	BCLY	(0.600%	)	03/20/2016	0.424%		800	(8)	30	(38)
Union Pacific Corp.	BOA	(1.000%	)	03/20/2016	0.423%		200	(6)	(3)	(3)
Viacom, Inc.	JPM	(1.150%	)	06/20/2016	0.835%		6,400	(112)	0	(112)
Vivendi S.A.	BOA	(1.280%	)	06/20/2013	0.765%		7,000	(100)	0	(100)
WPP Group PLC	BCLY	(3.750%	)	06/20/2017	1.369%	GBP	2,425	(550)	0	(550)
WPP Group PLC	JPM	(3.750%	)	06/20/2017	1.369%		1,650	(374)	0	(374)

								$(766)	$2,389	$(3,155)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	BOA	1.000%	06/20/2015	0.413%	$	18,100	$496	$311	$185
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%		300	13	(8)	21
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.610%		7,900	144	75	69
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.610%		8,700	159	66	93
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.610%		22,400	407	149	258
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%		28,800	523	187	336

							$1,742	$780	$962

See Accompanying Notes	Semiannual Report	September 30, 2010	117

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-8 10-Year Index	JPM	(0.600%	)	06/20/2017	$	26,136	$1,145	$191	$954
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018		19,457	(201)	(656)	455
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014		197,408	(881)	(1,150)	269

							$63	$(1,615)	$1,678

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	21,500	$(26)	$0	$(26)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		35,500	(43)	0	(43)
Pay	1-Year BRL-CDI	11.280%	01/02/2012	CSFB		164,500	(153)	0	(153)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		149,400	109	109	0
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		64,800	630	679	(49)
Pay	3-Month AUD Bank Bill	5.250%	06/15/2012	BCLY	AUD	54,900	22	(17)	39
Pay	3-Month AUD Bank Bill	5.250%	06/15/2012	CITI		60,300	24	(24)	48
Pay	3-Month CAD Bank Bill	2.500%	06/18/2013	RBS	CAD	35,300	194	16	178
Pay	6-Month AUD Bank Bill	5.500%	12/15/2015	BCLY	AUD	50,100	60	(36)	96
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		20,100	696	92	604
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	BOA	JPY	17,290,000	9,301	3,073	6,228
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	DUB		2,110,000	1,135	448	687
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	RBS		8,490,000	4,567	1,393	3,174
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	BOA		6,790,000	6,621	(269)	6,890
Pay	6-Month JPY-LIBOR	2.150%	06/16/2035	UBS		2,390,000	2,330	(97)	2,427

							$25,467	$5,367	$20,100

(j)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	1,439	$338	$113

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	18,700	$168	$100
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		40,400	411	216
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		99,700	878	666
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		12,900	43	57
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		12,900	61	17
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		46,200	517	248
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		26,000	270	173
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		24,500	266	131
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		62,800	408	3,678
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		62,800	502	0
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		12,900	43	57
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		12,900	59	17
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		28,600	271	153

118	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	33,300	$223	$1,951
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		33,300	266	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		25,700	154	7
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		24,800	243	165
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		28,900	320	155
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		128,600	1,082	860

								$6,185	$8,651

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	11/17/2010	EUR	7,800	$33	$14
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	11/17/2010		7,800	28	8
Call - OTC CDX.IG-14 5-Year Index	BNP	Buy	0.900%	12/15/2010	$	27,400	84	44
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	22,600	63	58
Put - OTC CDX.IG-14 5-Year Index	BNP	Sell	1.500%	12/15/2010	$	27,400	84	37
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010	EUR	9,500	55	21
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	12/15/2010		13,100	69	37
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	11/17/2010	$	4,100	11	2
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	11/17/2010		4,100	8	5
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010		9,800	18	16
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		9,800	27	12
Call - OTC iTraxx Europe 14 Index	JPM	Buy	1.000%	11/17/2010	EUR	10,000	23	23
Put - OTC iTraxx Europe 14 Index	JPM	Sell	1.400%	11/17/2010		10,000	39	39
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.900%	12/15/2010		9,000	38	23
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.600%	12/15/2010		9,000	38	20
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	11/17/2010	$	5,100	6	6
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	11/17/2010		5,100	6	3
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.900%	12/15/2010	EUR	16,800	59	43
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	12/15/2010		16,800	52	37
Call - OTC CDX.IG-14 5-Year Index	UBS	Buy	0.900%	12/15/2010	$	10,300	20	18
Call - OTC iTraxx Europe 13 Index	UBS	Buy	0.900%	12/15/2010	EUR	4,900	20	13
Put - OTC CDX.IG-14 5-Year Index	UBS	Sell	1.500%	12/15/2010	$	10,300	29	13
Put - OTC iTraxx Europe 13 Index	UBS	Sell	1.600%	12/15/2010	EUR	4,900	20	11

							$830	$503

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus BRL	BRL	1.800	10/15/2010	$	11,100	$60	$7
Call - OTC USD versus BRL		1.820	10/15/2010		25,500	181	6
Call - OTC USD versus MXN	MXN	13.550	10/15/2010		11,100	79	0
Call - OTC USD versus BRL	BRL	1.780	10/29/2010		34,500	259	76
Call - OTC USD versus MXN	MXN	12.850	10/29/2010		16,690	102	114
Call - OTC USD versus MXN		13.250	10/29/2010		34,500	264	49
Call - OTC USD versus KRW	KRW	1,200.000	10/29/2010		21,700	148	48

						$1,093	$300

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$6,400	$83	$83

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2010	1,234	$506,900		EUR 11,000	GBP	38,700	$5,183
Sales	2,857	927,190		231,800		6,800	9,154
Closing Buys	(2,652)	(306,800)		0		0	(3,519)
Expirations	0	(16,600)		(100,600)		(45,500)	(1,634)
Exercised	0	(99,900)		0		0	(655)

Balance at 09/30/2010	1,439	$1,010,790	EUR	142,200	GBP	0	$8,529

See Accompanying Notes	Semiannual Report	September 30, 2010	119

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

(k) Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,346	$4,844	0.15%

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	7,329	10/2010	BNP	$66	$0	$66
Sell		4	10/2010	BNP	0	0	0
Sell		5,295	10/2010	CITI	0	(296)	(296)
Buy		3,331	10/2010	CSFB	105	0	105
Sell		12,824	10/2010	CSFB	0	(771)	(771)
Buy		590	10/2010	DUB	32	0	32
Sell		117,289	10/2010	DUB	0	(9,191)	(9,191)
Buy		992	10/2010	MSC	81	0	81
Buy		6,640	10/2010	RBS	226	0	226
Buy	BRL	806	10/2010	JPM	28	0	28
Sell		806	10/2010	MSC	0	(11)	(11)
Buy		11,316	12/2010	HSBC	233	0	233
Sell		5,658	12/2010	JPM	0	(116)	(116)
Buy		806	12/2010	MSC	11	0	11
Buy		1,180	12/2010	RBS	9	0	9
Sell		5,664	12/2010	RBS	0	(120)	(120)
Buy	CAD	1,202	11/2010	BCLY	40	0	40
Buy		3,121	11/2010	BNP	0	(5)	(5)
Buy		569	11/2010	BOA	0	(1)	(1)
Buy		1,590	11/2010	CITI	39	0	39
Sell		2,648	11/2010	CSFB	0	(63)	(63)
Sell		167,226	11/2010	DUB	989	0	989
Buy		3,100	11/2010	JPM	67	0	67
Sell		83,107	11/2010	RBS	495	0	495
Buy	CLP	31,472	01/2011	JPM	1	0	1
Buy	CNY	102,251	11/2010	BCLY	96	(41)	55
Sell		43,718	11/2010	BCLY	0	(136)	(136)
Buy		2,600	11/2010	CITI	0	(2)	(2)
Buy		2,654	11/2010	DUB	0	(2)	(2)
Sell		28,897	11/2010	DUB	0	(24)	(24)
Sell		32,118	11/2010	HSBC	0	(8)	(8)
Buy		5,217	11/2010	JPM	0	(3)	(3)
Sell		30,247	11/2010	JPM	0	(9)	(9)
Buy		26,842	11/2010	MSC	0	(45)	(45)
Sell		3,533	11/2010	RBS	0	(11)	(11)
Buy		48,219	11/2010	UBS	47	0	47
Sell		43,663	01/2011	BCLY	0	(156)	(156)
Buy		43,649	01/2011	BOA	26	0	26
Sell		85,005	01/2011	CITI	0	(266)	(266)
Buy		123,853	01/2011	HSBC	102	0	102
Buy		47,760	01/2011	JPM	30	0	30
Sell		87,299	01/2011	JPM	0	(274)	(274)
Buy		53,791	01/2011	MSC	19	0	19
Buy		17,692	04/2011	BCLY	6	0	6
Buy		9,135	04/2011	CSFB	3	0	3
Buy		5,842	04/2011	HSBC	1	0	1
Buy		7,012	04/2011	JPM	1	0	1
Buy		39,717	04/2011	MSC	12	0	12
Buy		60,529	06/2011	BCLY	144	0	144
Buy		35,403	06/2011	DUB	11	(22)	(11)
Buy		33,238	06/2011	HSBC	100	0	100
Buy		49,970	06/2011	JPM	0	(5)	(5)
Buy		125,855	06/2011	RBS	349	0	349
Buy		23,165	09/2011	BOA	54	0	54
Buy		22,802	09/2011	CITI	50	0	50
Buy		71,233	09/2011	HSBC	171	0	171
Buy		136,419	09/2011	JPM	356	0	356
Sell	DKK	14,480	11/2010	RBS	0	(106)	(106)
Buy	EUR	299,996	10/2010	BCLY	1,917	0	1,917
Sell		880,762	10/2010	BCLY	0	(79,323)	(79,323)
Buy		9,863	10/2010	BOA	603	0	603
Sell		10,282	10/2010	BOA	0	(589)	(589)
Sell		230,191	10/2010	CITI	0	(21,741)	(21,741)
Buy		12,084	10/2010	CSFB	1,058	0	1,058

120	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	98	10/2010	CSFB	$0	$(6)	$(6)
Sell		74,501	10/2010	DUB	0	(6,002)	(6,002)
Buy		140,122	10/2010	HSBC	648	0	648
Sell		3,500	10/2010	JPM	0	(2)	(2)
Buy		93,893	10/2010	MSC	8,039	0	8,039
Sell		20,828	10/2010	MSC	0	(1,921)	(1,921)
Buy		141,896	10/2010	RBC	206	0	206
Buy		288,961	10/2010	RBS	1,178	0	1,178
Sell		542	10/2010	RBS	0	(49)	(49)
Sell		285,539	11/2010	BCLY	0	(1,310)	(1,310)
Sell		11,337	11/2010	BOA	0	(646)	(646)
Sell		19,800	11/2010	CITI	0	(440)	(440)
Sell		140,122	11/2010	HSBC	0	(625)	(625)
Sell		171,113	11/2010	MSC	349	0	349
Sell		141,896	11/2010	RBC	0	(182)	(182)
Sell		280,245	11/2010	RBS	0	(305)	(305)
Buy	GBP	200	10/2010	CITI	2	0	2
Sell		51	10/2010	CITI	1	0	1
Sell		195,501	10/2010	RBS	1	(3,129)	(3,128)
Sell		2,587	12/2010	BCLY	35	0	35
Sell		6,161	12/2010	BOA	0	(99)	(99)
Buy		200	12/2010	RBS	0	(1)	(1)
Sell		2,381	12/2010	RBS	1	0	1
Sell		62	12/2010	UBS	0	(1)	(1)
Buy	IDR	12,900,360	11/2010	BCLY	124	0	124
Buy		12,746,300	11/2010	CITI	117	0	117
Buy		5,914,120	11/2010	DUB	41	0	41
Buy		57,892,800	11/2010	HSBC	97	0	97
Buy		14,464,120	07/2011	CITI	18	0	18
Buy		30,077,980	07/2011	HSBC	57	0	57
Buy	INR	415,380	11/2010	DUB	150	0	150
Sell		88	03/2011	HSBC	0	0	0
Sell		91	03/2011	JPM	0	0	0
Sell		104	03/2011	UBS	0	0	0
Buy	JPY	2,169	10/2010	CITI	0	0	0
Sell		205	10/2010	CITI	0	0	0
Buy		17,977	10/2010	JPM	5	0	5
Sell		19,941	10/2010	RBS	0	0	0
Buy		419,083	11/2010	CITI	0	(13)	(13)
Buy		90,000	11/2010	DUB	1	0	1
Sell		8,696,807	11/2010	MSC	0	(867)	(867)
Buy		169,413	12/2010	BOA	54	0	54
Buy		19,941	12/2010	RBS	0	0	0
Sell		5,018,665	12/2010	RBS	0	(495)	(495)
Buy	KRW	2,076,119	11/2010	BCLY	46	0	46
Sell		1,004,987	11/2010	BCLY	0	(31)	(31)
Buy		1,458,778	11/2010	BNP	23	0	23
Buy		5,201,296	11/2010	BOA	110	0	110
Sell		573,321	11/2010	BOA	0	(15)	(15)
Buy		7,808,544	11/2010	CITI	150	0	150
Sell		4,596,134	11/2010	CITI	0	(50)	(50)
Buy		2,607,152	11/2010	DUB	42	0	42
Buy		175,950	11/2010	GSC	4	0	4
Buy		2,674,670	11/2010	HSBC	42	0	42
Buy		2,576,592	11/2010	JPM	11	(5)	6
Buy		5,069,233	11/2010	MSC	36	0	36
Sell		1,889,700	11/2010	MSC	0	(63)	(63)
Buy		2,607,528	11/2010	RBS	39	0	39
Sell		2,688,873	11/2010	RBS	0	(76)	(76)
Buy		4,745,525	01/2011	BCLY	0	(7)	(7)
Buy	MXN	44,371	02/2011	BCLY	40	0	40
Buy		73,838	02/2011	CITI	44	0	44
Buy	MYR	377	10/2010	BCLY	12	0	12
Sell		90	10/2010	BCLY	0	0	0
Buy		34	10/2010	BOA	1	0	1
Buy		163	10/2010	CITI	5	0	5
Buy		56	10/2010	DUB	1	0	1
Buy		90	02/2011	BCLY	0	0	0
Buy	NOK	47,726	11/2010	CITI	293	0	293
Buy	PHP	199	11/2010	BCLY	0	0	0
Buy		683,717	11/2010	CITI	150	0	150
Buy		190	11/2010	DUB	0	0	0
Buy		495,952	11/2010	HSBC	108	0	108
Sell		1,031	11/2010	UBS	0	(1)	(1)
Buy	SEK	11,071	11/2010	BOA	60	0	60

See Accompanying Notes	Semiannual Report	September 30, 2010	121

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	SEK	12,559	11/2010	CITI	$0	$(83)	$(83)
Sell	SGD	1,068	03/2011	CITI	0	(16)	(16)
Buy		1,825	03/2011	GSC	11	0	11
Sell	TWD	130	10/2010	BCLY	0	0	0
Sell		384	10/2010	CITI	0	0	0
Sell		1,042	01/2011	DUB	0	0	0
Sell		638	01/2011	JPM	0	0	0
Sell		982	01/2011	MSC	0	0	0
Sell		532	01/2011	UBS	0	0	0

					$19,930	$(129,777)	$(109,847)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Australia
Bank Loan Obligations	$0	$7,074	$0	$7,074
Corporate Bonds & Notes	0	116,835	0	116,835
Mortgage-Backed Securities	0	18,513	0	18,513
Sovereign Issues	0	3,284	0	3,284
Canada
Asset-Backed Securities	0	19,902	0	19,902
Corporate Bonds & Notes	0	15,349	2,899	18,248
Sovereign Issues	0	228,244	0	228,244
Cayman Islands
Asset-Backed Securities	0	0	1,704	1,704
Corporate Bonds & Notes	0	8,899	0	8,899
Denmark
Corporate Bonds & Notes	0	9,250	0	9,250
France
Asset-Backed Securities	0	287	0	287
Corporate Bonds & Notes	0	187,931	0	187,931
Sovereign Issues	0	182,092	0	182,092
Germany
Asset-Backed Securities	0	74	0	74
Corporate Bonds & Notes	0	76,315	0	76,315
Sovereign Issues	0	544,840	0	544,840
Ireland
Asset-Backed Securities	0	5,744	0	5,744
Corporate Bonds & Notes	0	9,253	0	9,253
Mortgage-Backed Securities	0	6,577	0	6,577
Italy
Mortgage-Backed Securities	0	123	0	123
Japan
Sovereign Issues	0	75,014	0	75,014
Jersey, Channel Islands
Asset-Backed Securities	0	1,994	0	1,994
Corporate Bonds & Notes	0	7,012	0	7,012
Luxembourg
Corporate Bonds & Notes	0	17,456	0	17,456
Mexico
Corporate Bonds & Notes	0	358	0	358
Netherlands
Corporate Bonds & Notes	0	116,706	0	116,706
Mortgage-Backed Securities	0	2,896	0	2,896
Sovereign Issues	0	157,667	0	157,667
Norway
Corporate Bonds & Notes	0	27,256	0	27,256
Russia

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes	$0	$11,538	$0	$11,538
South Korea
Sovereign Issues	0	6,125	0	6,125
Supranational
Corporate Bonds & Notes	0	24,254	0	24,254
Sweden
Corporate Bonds & Notes	0	3,615	0	3,615
Switzerland
Corporate Bonds & Notes	0	9,997	0	9,997
United Kingdom
Corporate Bonds & Notes	0	185,233	0	185,233
Mortgage-Backed Securities	0	17,732	11,300	29,032
Sovereign Issues	0	259,232	0	259,232
United States
Asset-Backed Securities	0	50,927	0	50,927
Bank Loan Obligations	0	4,201	0	4,201
Corporate Bonds & Notes	0	343,136	0	343,136
Mortgage-Backed Securities	0	220,899	5,297	226,196
Municipal Bonds & Notes	0	2,866	0	2,866
Preferred Securities	358	0	4,939	5,297
U.S. Government Agencies	0	63,266	0	63,266
Short-Term Instruments
Repurchase Agreements	0	21,156	0	21,156
Japan Treasury Bills	0	60,121	0	60,121
U.S. Treasury Bills	0	119,948	0	119,948
PIMCO Short-Term Floating NAV Portfolio	6,992	0	0	6,992
Investments, at value	$7,350	$3,251,191	$26,139	$3,284,680

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	4,432	0	4,432
Foreign Exchange Contracts	0	19,930	0	19,930
Interest Rate Contracts	1,899	20,371	0	22,270
	$1,899	$44,733	$0	$46,632

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(5,008)	(442)	(5,450)
Foreign Exchange Contracts	0	(130,077)	0	(130,077)
Interest Rate Contracts	(610)	(9,035)	(83)	(9,728)
	$(610)	$(144,120)	$(525)	$(145,255)

Totals	$8,639	$3,151,804	$25,614	$3,186,057

122	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Canada
Corporate Bonds & Notes	$2,888	$0	$0	$55	$0	$(44)	$0	$0	$2,899	$(44)
Cayman Islands
Asset-Backed Securities	0	1,704	0	(1)	0	1	0	0	1,704	1
Jersey, Channel Islands
Asset-Backed Securities	1,902	0	(300)	0	(13)	6	0	(1,595)	0	0
United Kingdom
Corporate Bonds & Notes	430	0	0	0	0	35	0	(465)	0	0
Mortgage-Backed Securities	0	11,115	0	0	0	185	0	0	11,300	185
United States
Mortgage-Backed Securities	0	5,088	0	0	0	209	0	0	5,297	209
Preferred Securities	5,216	0	0	0	0	(277)	0	0	4,939	(277)

Investments, at value	$10,436	$17,907	$(300)	$54	$(13)	$115	$0	$(2,060)	$26,139	$74
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(769)	0	0	327	0	0	(442)	328
Interest Rate Contracts	0	0	(83)	0	0	0	0	0	(83)	0

	$0	$0	$(852)	$0	$0	$327	$0	$0	$(525)	$328

Totals	$10,436	$17,907	$(1,152)	$54	$(13)	$442	$0	$(2,060)	$25,614	$402

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$19,930	$0	$0	$0	$19,930
Unrealized appreciation on swap agreements	20,371	0	4,432	0	0	24,803

	$20,371	$19,930	$4,432	$0	$0	$44,733

Liabilities:
Written options outstanding	$8,846	$301	$503	$0	$0	$9,650
Variation margin payable (2)	1,523	0	0	0	0	1,523
Unrealized depreciation on foreign currency contracts	0	129,777	0	0	0	129,777
Unrealized depreciation on swap agreements	271	0	4,947	0	0	5,218

	$10,640	$130,078	$5,450	$0	$0	$146,168

See Accompanying Notes	Semiannual Report	September 30, 2010	123

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)	(Unaudited) September 30, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(3)	$0	$0	$0	$0	$(3)
Net realized gain (loss) on futures contracts, written options and swaps	44,670	1,634	(3,234)	0	0	43,070
Net realized gain on foreign currency transactions	0	30,633	0	0	0	30,633

	$44,667	$32,267	$(3,234)	$0	$0	$73,700

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$1	$0	$0	$0	$0	$1
Net change in unrealized appreciation on futures contracts, written options and swaps	9,973	261	5,681	0	0	15,915
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(122,533)	0	0	0	(122,533)

	$9,974	$(122,272)	$5,681	$0	$0	$(106,617)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,289 as reported in the Notes to Schedule of Investments.

124	PIMCO Funds	See Accompanying Notes

Schedule of Investments PIMCO Global Advantage Strategy Bond Fund	(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.8%

CORPORATE BONDS & NOTES 0.8%

Commonwealth Bank of Australia
3.500% due 03/19/2015		$4,000	$4,205
5.000% due 03/19/2020		4,000	4,384

Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		3,400	4,202

Sydney Airport Finance Co. Pty Ltd.
5.125% due 02/22/2021 (a)		2,900	2,897

			15,688

SOVEREIGN ISSUES 0.0%

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	200	196

Total Australia (Cost $14,873)			15,884

BAHRAIN 0.2%

SOVEREIGN ISSUES 0.2%

Bahrain Government International Bond
5.500% due 03/31/2020		$4,000	4,205

Total Bahrain (Cost $3,916)			4,205

BERMUDA 0.6%

CORPORATE BONDS & NOTES 0.6%

Noble Group Ltd.
6.750% due 01/29/2020		$11,700	12,643

Total Bermuda (Cost $12,211)			12,643

BRAZIL 6.9%

CORPORATE BONDS & NOTES 2.6%

Banco do Brasil S.A.
4.500% due 01/22/2015		$1,600	1,686
6.000% due 01/22/2020		10,180	11,402

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		8,000	9,480

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		2,994	3,192

Gerdau Holdings, Inc.
7.000% due 01/20/2020		8,600	9,654

GTL Trade Finance, Inc.
7.250% due 10/20/2017		3,700	4,139

Petrobras International Finance Co.
7.875% due 03/15/2019		11,250	14,084

Vale Overseas Ltd.
6.250% due 01/11/2016		30	34
6.875% due 11/21/2036		630	721

			54,392

SOVEREIGN ISSUES 4.3%

Brazil Government International Bond
6.000% due 01/17/2017		60	70

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	61,910	35,926
10.000% due 01/01/2017		92,156	50,380

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brazilian Government International Bond
4.875% due 01/22/2021		$2,400	$2,646

			89,022

Total Brazil (Cost $131,582)			143,414

CANADA 15.5%

ASSET-BACKED SECURITIES 0.4%

Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	9,100	8,844

CORPORATE BONDS & NOTES 1.8%

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		$27,000	27,700

EnCana Corp.
5.900% due 12/01/2017		300	351

TransCanada Pipelines Ltd.
3.800% due 10/01/2020		8,400	8,601
7.125% due 01/15/2019		468	594
7.625% due 01/15/2039		310	414

			37,660

SOVEREIGN ISSUES 13.3%

Canada Government Bond
1.500% due 06/01/2012	CAD	74,900	72,997
1.500% due 12/01/2012		36,400	35,439
2.000% due 12/01/2014		20,200	19,783
2.000% due 12/01/2041 (d)		34,074	40,267
2.500% due 06/01/2015		43,600	43,499
3.000% due 12/01/2036 (d)		8,731	11,910
4.250% due 06/01/2018		48,500	52,929

			276,824

Total Canada (Cost $315,384)			323,328

CAYMAN ISLANDS 0.0%

CORPORATE BONDS & NOTES 0.0%

Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		$100	124

Total Cayman Islands (Cost $122)			124

CHILE 0.3%

CORPORATE BONDS & NOTES 0.3%

Banco Santander Chile
1.771% due 04/20/2012		$1,000	1,000
3.750% due 09/22/2015		5,600	5,691

Codelco, Inc.
7.500% due 01/15/2019		40	51

Total Chile (Cost $6,625)			6,742

COLOMBIA 0.1%

CORPORATE BONDS & NOTES 0.1%

Ecopetrol S.A.
7.625% due 07/23/2019		$1,800	2,187

Total Colombia (Cost $2,111)			2,187

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DENMARK 0.7%

CORPORATE BONDS & NOTES 0.7%

BRFkredit A/S
2.050% due 04/15/2013		$3,600	$3,693

Danske Bank A/S
4.500% due 07/01/2016	EUR	5,800	8,748
4.875% due 06/11/2013		700	1,029

DONG Energy A/S
3.500% due 06/29/2012		400	561

Total Denmark (Cost $13,737)			14,031

FINLAND 0.1%

CORPORATE BONDS & NOTES 0.1%

Nokia OYJ
5.375% due 05/15/2019		$1,150	1,258

Total Finland (Cost $1,176)			1,258

FRANCE 2.4%

CORPORATE BONDS & NOTES 1.1%

Banques Populaires Covered Bond
3.875% due 06/05/2014	EUR	2,400	3,480

BNP Paribas Home Loan Covered Bonds S.A.
2.875% due 05/22/2012		200	278
3.000% due 07/23/2013		550	773
4.500% due 05/30/2014		450	665
4.750% due 05/28/2013		50	73

Caisse Refinancement de l'Habitat
4.500% due 10/25/2017		2,500	3,788

Carrefour S.A.
5.375% due 06/12/2015		50	77

CIF Euromortgage
3.250% due 10/20/2015		800	1,134
4.125% due 12/19/2014		700	1,028

CM-CIC Covered Bonds
3.125% due 01/21/2015		3,100	4,370
4.750% due 07/17/2012		2,000	2,874

Dexia Credit Local S.A.
0.940% due 09/23/2011		$1,000	1,004

EDF S.A.
6.500% due 01/26/2019		1,350	1,651
6.950% due 01/26/2039		22	29

France Telecom S.A.
4.375% due 07/08/2014		2,000	2,207

GDF Suez
6.875% due 01/24/2019	EUR	45	79

Societe Generale
5.125% due 12/19/2013		50	74

			23,584

SOVEREIGN ISSUES 1.3%

France Government Bond
1.800% due 07/25/2040 (d)		246	379
3.500% due 04/25/2015		3,600	5,297
4.000% due 10/25/2014		1,700	2,542
5.000% due 04/25/2012		400	580

France Government Inflation Linked Bond
2.250% due 07/25/2020		2,323	3,573
3.150% due 07/25/2032		188	348

France Treasury Notes
4.500% due 07/12/2013		5,000	7,430

See Accompanying Notes	Semiannual Report	September 30, 2010	125

Schedule of Investments  PIMCO Global Advantage Strategy Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Societe Financement de l'Economie Francaise
2.375% due 03/10/2012	EUR	590	$820
3.000% due 04/07/2014		1,545	2,206
3.375% due 05/05/2014		$2,980	3,209

			26,384

Total France (Cost $49,599)			49,968

GERMANY 9.8%

CORPORATE BONDS & NOTES 0.2%

Berlin-Hannover Hypothekenbank AG
3.500% due 02/22/2013	EUR	27	39

Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014		1,300	1,948
4.875% due 06/17/2019		$900	1,061

Muenchener Hypothekenbank eG
5.000% due 01/16/2012	EUR	75	107

			3,155

SOVEREIGN ISSUES 9.6%

Republic of Germany
1.750% due 04/15/2020 (d)		837	1,261
2.250% due 04/10/2015		24,900	35,239
3.250% due 07/04/2015 (g)		13,400	19,776
3.250% due 01/04/2020		44,068	65,275
3.500% due 01/04/2016		650	970
3.500% due 07/04/2019		375	564
3.750% due 01/04/2015		38,400	57,524
3.750% due 01/04/2019		3,350	5,125
4.250% due 10/12/2012		10,000	14,564
4.250% due 07/04/2018		400	631

			200,929

Total Germany (Cost $196,409)			204,084

INDIA 0.2%

CORPORATE BONDS & NOTES 0.2%

Bank of India
4.750% due 09/30/2015		$1,800	1,864

Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,700	1,809

State Bank of India
4.500% due 07/27/2015		1,000	1,053

Total India (Cost $4,676)			4,726

IRELAND 0.4%

ASSET-BACKED SECURITIES 0.1%

Aquilae CLO PLC
1.341% due 01/17/2023	EUR	1,893	2,260

CORPORATE BONDS & NOTES 0.3%

RZD Capital Ltd.
5.739% due 04/03/2017		$5,525	5,839

Total Ireland (Cost $8,023)			8,099

ITALY 1.0%

SOVEREIGN ISSUES 1.0%

Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2015	EUR	15,500	21,391

Total Italy (Cost $19,958)			21,391

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN 3.4%

SOVEREIGN ISSUES 3.4%

Japan Government CPI Linked Bond
1.200% due 12/10/2017	JPY	1,383,200	$16,510
1.400% due 06/10/2018		1,995,490	23,925

Japan Government International Bond
0.900% due 03/20/2014		792,000	9,725
1.500% due 09/20/2018		154,000	1,974
1.700% due 03/20/2017		1,530,000	19,866

Total Japan (Cost $63,702)			72,000

MEXICO 4.5%

CORPORATE BONDS & NOTES 0.8%

America Movil SAB de C.V.
6.125% due 03/30/2040		$500	559

BBVA Bancomer S.A.
7.250% due 04/22/2020		500	538

Pemex Project Funding Master Trust
5.750% due 03/01/2018		30	33
6.625% due 06/15/2035		250	274

Petroleos Mexicanos
6.000% due 03/05/2020		8,000	8,880
8.000% due 05/03/2019		5,370	6,686

			16,970

SOVEREIGN ISSUES 3.7%

Mexico Government International Bond
5.950% due 03/19/2019		800	943
6.050% due 01/11/2040		3,200	3,680
7.500% due 06/21/2012	MXN	229,167	18,936
7.750% due 12/14/2017		96,463	8,456
8.000% due 12/17/2015		2,500	219
8.500% due 12/13/2018		231,172	21,264
9.000% due 12/22/2011		2,300	192
9.000% due 12/20/2012		266,888	22,870

			76,560

Total Mexico (Cost $85,397)			93,530

NETHERLANDS 3.5%

CORPORATE BONDS & NOTES 3.2%

ABN AMRO Bank NV
3.250% due 01/18/2013	EUR	3,150	4,430
3.250% due 09/21/2015		5,350	7,603

Deutsche Telekom International Finance BV
4.875% due 07/08/2014		$400	440
6.000% due 01/20/2017	EUR	30	48
6.750% due 08/20/2018		$400	491

E.ON International Finance BV
5.750% due 05/07/2020	EUR	40	66

Fortis Bank Nederland NV
3.000% due 04/17/2012		300	419
3.375% due 05/19/2014		1,817	2,615

ING Bank NV
1.157% due 01/13/2012		$2,700	2,699
2.625% due 02/09/2012		750	767
3.000% due 09/30/2014	EUR	4,900	6,893
3.375% due 03/03/2014		1,930	2,779
3.900% due 03/19/2014		$4,600	5,001
4.250% due 03/19/2013	EUR	700	1,010
4.750% due 05/27/2019		100	155
5.250% due 06/05/2018		7,000	11,072

LeasePlan Corp. NV
3.000% due 05/07/2012		$4,000	4,135

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NIBC Bank NV
3.125% due 02/17/2012	EUR	1,350	$1,888
3.500% due 04/07/2014		1,200	1,729

Rabobank Nederland NV
11.000% due 06/29/2049		$300	391

RWE Finance BV
6.625% due 01/31/2019	EUR	50	86

Shell International Finance BV
4.375% due 03/25/2020		$2,300	2,536
5.500% due 03/25/2040		2,300	2,642

SNS Bank NV
2.875% due 01/30/2012	EUR	3,000	4,180
3.500% due 03/10/2014		2,150	3,098

			67,173

MORTGAGE-BACKED SECURITIES 0.1%

EMF-NL
1.646% due 04/17/2041		600	634
1.746% due 10/17/2039		89	119
2.096% due 10/17/2041		200	188

Eurosail PLC
1.596% due 10/17/2040		423	516

			1,457

SOVEREIGN ISSUES 0.2%

Netherlands Government International Bond
2.750% due 01/15/2015		1,400	2,006
3.250% due 07/15/2015		1,000	1,464
5.000% due 07/15/2012		700	1,024

			4,494

Total Netherlands (Cost $71,514)			73,124

NEW ZEALAND 0.1%

CORPORATE BONDS & NOTES 0.1%

ANZ National International Ltd.
6.200% due 07/19/2013		$1,300	1,446

Total New Zealand (Cost $1,394)			1,446

NORWAY 1.5%

CORPORATE BONDS & NOTES 1.5%

DnB NOR Bank ASA
5.875% due 06/20/2013	EUR	50	75

DnB NOR Boligkreditt
3.375% due 01/20/2017		1,300	1,864
4.125% due 02/01/2013		7,950	11,436
4.625% due 07/03/2012		1,000	1,435

Sparebanken 1 Boligkreditt
5.000% due 09/10/2013		7,900	11,688

Statoil ASA
3.125% due 08/17/2017		$2,600	2,709
5.100% due 08/17/2040		3,000	3,224

Total Norway (Cost $33,058)			32,431

POLAND 0.2%

SOVEREIGN ISSUES 0.2%

Poland Government International Bond
5.500% due 10/25/2019	PLN	450	156
5.750% due 09/23/2022		132	46
6.000% due 11/24/2010		3,605	1,244

126	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 10/24/2015	PLN	5,680	$2,048

Total Poland (Cost $3,302)			3,494

QATAR 1.3%

CORPORATE BONDS & NOTES 0.9%

Nakilat, Inc.
6.067% due 12/31/2033		$500	554

Qatari Diar Finance QSC
5.000% due 07/21/2020		2,200	2,314

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		10,864	11,777

Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.332% due 09/30/2027		1,000	1,139
6.750% due 09/30/2019		2,550	3,041

			18,825

SOVEREIGN ISSUES 0.4%

Qatar Government International Bond
5.250% due 01/20/2020		4,000	4,420
6.400% due 01/20/2040		2,400	2,868

			7,288

Total Qatar (Cost $24,072)			26,113

RUSSIA 2.9%

CORPORATE BONDS & NOTES 2.3%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		400	421
7.700% due 08/07/2013		4,500	4,975
8.700% due 08/07/2018		1,500	1,884

Gazprom Via Gaz Capital S.A.
6.510% due 03/07/2022		9,700	10,355
8.146% due 04/11/2018		360	420
8.625% due 04/28/2034		675	861
9.250% due 04/23/2019		1,000	1,250

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		3,300	3,966
10.500% due 03/25/2014		8,450	10,157

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		20	21

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		100	105
7.750% due 05/29/2018		300	339
9.000% due 06/11/2014		4,400	5,079

TNK-BP Finance S.A.
6.625% due 03/20/2017		1,000	1,061
7.250% due 02/02/2020		1,700	1,864
7.500% due 07/18/2016		3,350	3,739
7.875% due 03/13/2018		1,800	2,039

			48,536

SOVEREIGN ISSUES 0.6%

Russia Government International Bond
7.500% due 03/31/2030		9,413	11,275

Total Russia (Cost $55,832)			59,811

SOUTH AFRICA 0.2%

SOVEREIGN ISSUES 0.2%

South Africa Government International Bond
6.875% due 05/27/2019		3,100	3,805

Total South Africa (Cost $3,207)			3,805

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 1.4%

CORPORATE BONDS & NOTES 0.3%

Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		$6,000	$6,009

SOVEREIGN ISSUES 1.1%

Export-Import Bank of Korea
5.125% due 06/29/2020		6,500	7,025
5.875% due 01/14/2015		1,200	1,344
8.125% due 01/21/2014		5,300	6,232

Korea Development Bank
8.000% due 01/23/2014		6,650	7,786

			22,387

Total South Korea (Cost $26,702)			28,396

SPAIN 0.2%

CORPORATE BONDS & NOTES 0.2%

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		$5,000	4,933

Total Spain (Cost $5,000)			4,933

SUPRANATIONAL 0.0%

CORPORATE BONDS & NOTES 0.0%

European Union
3.125% due 04/03/2014	EUR	90	129

Total Supranational (Cost $122)			129

SWEDEN 1.0%

CORPORATE BONDS & NOTES 1.0%

Nordea Bank AB
4.875% due 01/27/2020		$6,000	6,519

Nordea Hypotek AB
4.250% due 02/06/2014	EUR	2,150	3,147

Stadshypotek AB
3.000% due 10/01/2014		300	424
3.750% due 12/12/2013		1,250	1,802

Svenska Handelsbanken AB
1.292% due 09/14/2012		$2,500	2,511

Swedbank AB
2.800% due 02/10/2012		600	618
2.900% due 01/14/2013		150	156

Swedbank Hypotek AB
3.625% due 10/05/2016	EUR	4,100	5,895

Total Sweden (Cost $19,971)			21,072

SWITZERLAND 0.0%

CORPORATE BONDS & NOTES 0.0%

UBS AG
4.875% due 08/04/2020		$300	317

Total Switzerland (Cost $304)			317

UNITED KINGDOM 2.5%

CORPORATE BONDS & NOTES 2.0%

Abbey National Treasury Services PLC
2.500% due 03/18/2013	EUR	3,400	4,622

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of Scotland PLC
3.250% due 01/25/2013	EUR	2,600	$3,599

Barclays Bank PLC
4.000% due 01/20/2017		2,600	3,709
4.875% due 03/31/2013		600	866
5.926% due 09/29/2049		$100	94
6.750% due 05/22/2019		500	595

BAT International Finance PLC
5.875% due 03/12/2015	EUR	50	78

BP Capital Markets PLC
0.422% due 04/11/2011		$1,800	1,795
2.750% due 06/14/2011	CHF	200	205
3.125% due 03/10/2012		$1,200	1,224

British Sky Broadcasting Group PLC
9.500% due 11/15/2018		250	342

HSBC Bank PLC
3.875% due 11/09/2011	EUR	50	70

HSBC Holdings PLC
3.625% due 06/29/2020		400	564

Lloyds TSB Bank PLC
4.375% due 01/12/2015		$100	102
6.375% due 06/17/2016	EUR	4,200	6,420
12.000% due 12/29/2049		$3,500	4,041

Nationwide Building Society
4.625% due 09/13/2012	EUR	1,900	2,696

Royal Bank of Scotland Group PLC
1.406% due 04/23/2012		$2,700	2,723
2.625% due 05/11/2012		600	616
4.625% due 09/22/2021	EUR	4,300	5,344

Santander UK PLC
7.375% due 09/29/2049	GBP	500	742

Vodafone Group PLC
5.625% due 02/27/2017		$400	458
6.250% due 01/15/2016	EUR	50	80

			40,985

MORTGAGE-BACKED SECURITIES 0.5%

Arran Residential Mortgages Funding PLC
2.403% due 05/16/2047		7,600	10,347

Total United Kingdom (Cost $49,605)			51,332

UNITED STATES 24.7%

ASSET-BACKED SECURITIES 0.1%

Mid-State Trust
8.330% due 04/01/2030		$537	555

SLM Student Loan Trust
1.998% due 04/25/2023		603	624

			1,179

BANK LOAN OBLIGATIONS 0.2%

Graham Packaging Co. LP
6.000% due 09/23/2016		1,500	1,513

International Lease Finance Corp.
6.750% due 03/17/2015		500	509
7.000% due 03/17/2016		1,000	1,016

Vodafone Group PLC
6.875% due 08/11/2015		1,000	989

			4,027

CORPORATE BONDS & NOTES 13.2%

Agilent Technologies, Inc.
5.000% due 07/15/2020		3,500	3,721

See Accompanying Notes	Semiannual Report	September 30, 2010	127

Schedule of Investments  PIMCO Global Advantage Strategy Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Alcoa, Inc.
6.150% due 08/15/2020		$4,000	$4,120

Ally Financial, Inc.
7.500% due 09/15/2020		4,700	5,029

Altria Group, Inc.
7.750% due 02/06/2014		1,500	1,772
9.250% due 08/06/2019		800	1,074
9.700% due 11/10/2018		1,200	1,627

American Express Bank FSB
0.386% due 05/29/2012		50	50
5.500% due 04/16/2013		3,500	3,813

American Express Co.
7.250% due 05/20/2014		400	470

American Express Credit Corp.
0.408% due 10/04/2010		2,100	2,100
5.875% due 05/02/2013		300	330

American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		200	208

American General Finance Corp.
0.649% due 08/17/2011		5,400	5,029
5.200% due 12/15/2011		3,800	3,705
5.625% due 08/17/2011		1,100	1,094
5.900% due 09/15/2012 (g)		2,000	1,920

American International Group, Inc.
5.850% due 01/16/2018		42	44
8.250% due 08/15/2018		250	292

Anadarko Petroleum Corp.
5.750% due 06/15/2014		2,000	2,162
5.950% due 09/15/2016		400	438
7.625% due 03/15/2014		1,000	1,133

Anheuser-Busch InBev Worldwide, Inc.
5.375% due 11/15/2014		3,000	3,372

AT&T Corp.
8.000% due 11/15/2031		7	9

AT&T, Inc.
5.350% due 09/01/2040		228	230
5.800% due 02/15/2019		500	597

Aviation Capital Group
7.125% due 10/15/2020 (a)		11,400	11,400

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	5,000	6,975
4.250% due 04/05/2017		2,405	3,436

Bank of America Corp.
0.792% due 09/11/2012		$1,500	1,489
4.000% due 03/28/2018	EUR	1,400	1,887
7.375% due 05/15/2014		$200	230

Bear Stearns Cos. LLC
6.400% due 10/02/2017		855	997
6.950% due 08/10/2012		500	553
7.250% due 02/01/2018		10,400	12,687

Black & Decker Corp.
8.950% due 04/15/2014		50	62

Boston Scientific Corp.
4.500% due 01/15/2015		2,000	2,049

Capital One Financial Corp.
7.375% due 05/23/2014		500	584

CenturyLink, Inc.
6.150% due 09/15/2019		500	512

CIT Group, Inc.
7.000% due 05/01/2013		7,100	7,171
7.000% due 05/01/2014		3,100	3,108

Citigroup, Inc.
2.384% due 08/13/2013		9,500	9,575
5.500% due 04/11/2013		2,500	2,684
6.000% due 08/15/2017		5,400	5,844

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.125% due 05/15/2018		$689	$753
6.375% due 08/12/2014		100	111
6.500% due 08/19/2013		4,400	4,865
8.500% due 05/22/2019		5,200	6,439

CMS Energy Corp.
4.250% due 09/30/2015		2,000	2,028

Comcast Corp.
5.300% due 01/15/2014		3,000	3,356
5.875% due 02/15/2018		500	578

Consolidated Edison Co. of New York, Inc.
7.125% due 12/01/2018		420	541

CSX Corp.
6.250% due 03/15/2018		50	59

CVS Pass-Through Trust
7.507% due 01/10/2032		2,769	3,259

Cytec Industries, Inc.
8.950% due 07/01/2017		250	316

Daimler Finance North America LLC
6.500% due 11/15/2013		3,000	3,434

DCP Midstream Operating LP
3.250% due 10/01/2015		4,300	4,324

DirecTV Holdings LLC
5.200% due 03/15/2020		3,500	3,795

Discovery Communications LLC
5.625% due 08/15/2019		3,500	3,950

DISH DBS Corp.
6.375% due 10/01/2011		1,900	1,971

Dow Chemical Co.
2.668% due 08/08/2011		2,550	2,581
5.900% due 02/15/2015		1,500	1,675
7.600% due 05/15/2014		2,000	2,339

Energy Transfer Partners LP
5.950% due 02/01/2015		1,750	1,947

Ford Motor Credit Co. LLC
7.375% due 02/01/2011		1,600	1,630
8.125% due 01/15/2020		2,000	2,302

General Electric Capital Corp.
0.552% due 09/15/2014		800	768
5.625% due 05/01/2018		40	44
5.875% due 01/14/2038		430	438
6.875% due 01/10/2039		200	230

Goldman Sachs Group, Inc.
0.740% due 03/22/2016		534	494
1.028% due 01/12/2015		200	192
5.375% due 02/15/2013	EUR	2,500	3,581
5.375% due 03/15/2020		$2,600	2,746
5.500% due 11/15/2014		200	220
6.000% due 05/01/2014		1,500	1,675
6.150% due 04/01/2018		255	283

HSBC Finance Corp.
0.628% due 08/09/2011		6,650	6,644

International Lease Finance Corp.
6.375% due 03/25/2013		5,300	5,353

JPMorgan Chase & Co.
1.210% due 10/12/2015	EUR	800	1,008

Kinder Morgan Energy Partners LP
5.125% due 11/15/2014		$1,200	1,328
5.950% due 02/15/2018		19	21
6.850% due 02/15/2020		400	478
6.950% due 01/15/2038		75	86
7.400% due 03/15/2031		200	234
9.000% due 02/01/2019		300	391

Lazard Group LLC
7.125% due 05/15/2015		3,000	3,277

Macy's Retail Holdings, Inc.
5.750% due 07/15/2014		350	373

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		$50	$55

MeadWestvaco Corp.
7.375% due 09/01/2019		1,000	1,104

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		1,600	1,577
5.000% due 01/15/2015		200	213
6.150% due 04/25/2013		800	875
6.400% due 08/28/2017		4,250	4,658
6.875% due 04/25/2018		4,820	5,415
6.875% due 11/15/2018		54	61

Morgan Stanley
0.641% due 06/20/2012		100	101
0.975% due 10/18/2016		200	176
1.006% due 10/15/2015		44	40
1.260% due 01/16/2017	EUR	4,000	4,814
4.100% due 01/26/2015		$3,500	3,621
5.500% due 01/26/2020		2,500	2,574
6.000% due 05/13/2014		1,100	1,209
6.625% due 04/01/2018		200	222

NBC Universal, Inc.
5.150% due 04/30/2020		3,500	3,787

NGPL PipeCo LLC
6.514% due 12/15/2012		1,000	1,064
7.119% due 12/15/2017		800	869

Office Depot, Inc.
6.250% due 08/15/2013		3,000	2,978

Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,800	1,958

PacifiCorp
5.650% due 07/15/2018		29	35

Pride International, Inc.
6.875% due 08/15/2020		3,500	3,828

Reed Elsevier Capital, Inc.
8.625% due 01/15/2019		250	329

Roche Holdings, Inc.
2.318% due 02/25/2011		40	40

Rockies Express Pipeline LLC
5.625% due 04/15/2020		400	403
6.250% due 07/15/2013		1,300	1,413

RR Donnelley & Sons Co.
8.600% due 08/15/2016		1,000	1,166

SLM Corp.
0.798% due 01/27/2014		896	775
8.000% due 03/25/2020		2,000	1,988

Sprint Capital Corp.
7.625% due 01/30/2011		1,800	1,834

Tennessee Gas Pipeline Co.
8.000% due 02/01/2016		300	359

Time Warner Cable, Inc.
6.750% due 07/01/2018		3,500	4,180

UBS Preferred Funding Trust V
6.243% due 05/29/2049		100	97

Valero Energy Corp.
9.375% due 03/15/2019		50	64

Verizon Communications, Inc.
8.750% due 11/01/2018		500	681

Verizon Wireless Capital LLC
3.750% due 05/20/2011		500	510

Wachovia Corp.
0.562% due 06/15/2017		64	57

WEA Finance LLC
5.750% due 09/02/2015		500	559

128	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo & Co.
0.688% due 10/28/2015		$600	$568
5.625% due 12/11/2017		700	798

Wells Fargo Capital XIII
7.700% due 12/29/2049		100	104

Weyerhaeuser Co.
6.750% due 03/15/2012		9,150	9,657

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		700	700

WM Covered Bond Program
4.000% due 09/27/2016	EUR	2,100	2,983
4.375% due 05/19/2014		4,500	6,475

			274,673

MORTGAGE-BACKED SECURITIES 0.1%

Merrill Lynch Floating Trust
0.796% due 07/09/2021		$2,350	2,187

Thornburg Mortgage Securities Trust
0.366% due 11/25/2046		407	397

			2,584

MUNICIPAL BONDS & NOTES 1.8%

California State Bay Area Toll Authority Revenue Bonds, Series 2010
7.043% due 04/01/2050		4,700	5,182

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020		2,600	3,045

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049		4,600	5,047

Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042		1,600	1,779

Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011		6,400	6,412

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
6.758% due 07/01/2034		2,700	3,065

Missouri State Joint Municipal Electric Utility Commission Revenue Bonds, Series 2009
6.890% due 01/01/2042		1,000	1,149

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
5.440% due 06/15/2043		4,800	5,019

Philadelphia, Pennsylvania School District General Obligation Bonds, Series 2010
6.765% due 06/01/2040		2,500	2,627

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Antonio, Texas Revenue Bonds, Series 2010
5.718% due 02/01/2041	$4,100	$4,524

Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039	25	29

		37,878

U.S. GOVERNMENT AGENCIES 4.3%

Fannie Mae
0.000% due 06/01/2017	7,000	5,945
2.375% due 07/28/2015	100	104
4.000% due 08/01/2040 - 10/01/2040	39,800	40,932
4.500% due 10/01/2040	19,000	19,790
5.500% due 10/01/2040	2,000	2,126

Federal Home Loan Bank
1.625% due 07/27/2011	2,100	2,123

Freddie Mac
0.355% due 05/04/2011	4,735	4,738
0.365% due 08/05/2011	10,000	10,002
5.000% due 07/15/2014	600	685

Tennessee Valley Authority
0.000% due 04/15/2042 (c)	1,000	1,016
4.700% due 07/15/2033	1,200	1,315
5.250% due 09/15/2039	1,450	1,689

		90,465

U.S. TREASURY OBLIGATIONS 5.0%

Treasury Inflation Protected Securities (d)
1.250% due 07/15/2020	8,697	9,141
1.750% due 01/15/2028	1,145	1,214
2.000% due 01/15/2026	9,007	9,906
2.125% due 02/15/2040	5,245	5,858
2.375% due 01/15/2025	1,850	2,128
2.375% due 01/15/2027	184	212
2.500% due 01/15/2029 (h)	35,337	41,697
3.625% due 04/15/2028	539	721
3.875% due 04/15/2029	7,095	9,864

U.S. Treasury Bonds
4.375% due 11/15/2039	4,200	4,711
4.500% due 08/15/2039	12,900	14,768
4.625% due 02/15/2040	3,200	3,739

U.S. Treasury Notes
3.625% due 08/15/2019	5	6

		103,965

Total United States (Cost $497,610)		514,771

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 16.6%

REPURCHASE AGREEMENTS 0.7%

Barclays Capital, Inc.
0.250% due 10/01/2010		$10,000	$10,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $10,198. Repurchase proceeds are $10,000.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010		3,000	3,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $3,061. Repurchase proceeds are $3,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010		1,000	1,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $1,024. Repurchase proceeds are $1,000.)

			14,000

JAPAN TREASURY BILLS 4.7%
0.112% due 10/18/2010	JPY	8,150,000	97,623

U.S. TREASURY BILLS 0.3%
0.118% due 10/07/2010 - 01/20/2011 (b)(f)(h)		$7,203	7,202

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 10.9%
		22,721,512	227,624

Total Short-Term Instruments (Cost $340,957)			346,449

Total Investments 103.0% (Cost $2,062,151)			$2,145,237

Written Options (j) (0.3%) (Premiums $3,664)			(5,725)

Other Assets and Liabilities (Net) (2.7%)			(57,263)

Net Assets 100.0%			$2,082,249

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Coupon represents a weighted average yield.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $7,017 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $6,158 at a weighted average interest rate of 0.130%. On September 30, 2010, securities valued at $16,042 were pledged as collateral for reverse repurchase agreements.

See Accompanying Notes	Semiannual Report	September 30, 2010	129

Schedule of Investments PIMCO Global Advantage Strategy Bond Fund (Cont.)

(h)	Securities with an aggregate market value of $2,229 and cash of $23 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2011	31	$(20)
Euro-Bobl December Futures	Long	12/2010	88	0
Euro-Bund 10-Year Bond December Futures	Long	12/2010	313	397
United Kingdom Government 10-Year Bond December Futures	Long	12/2010	287	(203)

				$174

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	BCLY	(1.000%	)	06/20/2014	1.441%	$	200	$3	$8	$(5)
Black & Decker Corp.	CITI	(2.200%	)	06/20/2014	0.269%		50	(4)	0	(4)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	0.895%		500	(3)	22	(25)
CenturyLink, Inc.	MSC	(1.000%	)	09/20/2019	2.467%		500	53	(6)	59
CSX Corp.	BCLY	(1.350%	)	03/20/2018	0.633%		50	(2)	0	(2)
Cytec Industries, Inc.	CITI	(1.000%	)	09/20/2017	1.466%		250	7	23	(16)
Macy's Retail Holdings, Inc.	BNP	(5.000%	)	09/20/2014	1.554%		350	(46)	(36)	(10)
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	1.309%		50	1	0	1
Merrill Lynch & Co., Inc.	BCLY	(1.000%	)	06/20/2018	1.832%		4,500	247	183	64
Office Depot, Inc.	GSC	(5.000%	)	09/20/2013	4.523%		3,000	(44)	19	(63)
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	2.753%		450	(54)	(42)	(12)
RR Donnelley & Sons Co.	GSC	(1.000%	)	09/20/2016	2.753%		550	51	69	(18)
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	2.260%		50	(2)	0	(2)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	2.019%		1,000	76	16	60

								$283	$256	$27

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AK Transneft OJSC Via TransCapitalInvest Ltd.	BCLY	1.000%	12/20/2010	1.042%	$	3,800	$1	$(37)	$38
America Movil SAB de C.V.	DUB	1.000%	03/20/2012	0.986%		4,400	2	(11)	13
Australia Government Bond	BOA	1.000%	09/20/2015	0.430%		7,400	206	171	35
BP Capital Markets PLC	BCLY	1.000%	06/20/2015	1.613%	EUR	900	(33)	(136)	103
BP Capital Markets PLC	CSFB	5.000%	06/20/2015	1.604%	$	600	91	9	82
BP Capital Markets PLC	GSC	5.000%	06/20/2015	1.604%		1,200	182	37	145
BP Capital Markets PLC	GSC	5.000%	09/20/2015	1.650%		900	141	15	126
Brazil Government International Bond	BCLY	3.810%	02/20/2014	0.949%		40	4	0	4
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.487%		500	1	2	(1)
Brazil Government International Bond	DUB	1.000%	03/20/2011	0.487%		900	2	4	(2)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.487%		3,200	5	13	(8)
Brazil Government International Bond	GSC	1.000%	03/20/2011	0.487%		2,300	6	6	0
Brazil Government International Bond	HSBC	1.000%	03/20/2011	0.487%		300	2	2	0
Brazil Government International Bond	RBS	1.000%	12/20/2010	0.487%		1,100	1	4	(3)
Brazil Government International Bond	RBS	1.000%	03/20/2011	0.487%		2,900	8	13	(5)
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.487%		900	2	4	(2)
China Government International Bond	CSFB	1.000%	03/20/2015	0.605%		7,000	123	76	47
Commonwealth Bank of Australia	CITI	1.000%	12/20/2014	0.373%		1,800	47	55	(8)
Egypt Government International Bond	BCLY	1.000%	03/20/2015	2.286%		1,000	(53)	(80)	27
Egypt Government International Bond	CITI	1.000%	06/20/2015	2.323%		3,900	(225)	(276)	51
Egypt Government International Bond	DUB	1.000%	03/20/2015	2.286%		3,500	(187)	(286)	99
Egypt Government International Bond	JPM	1.000%	03/20/2015	2.286%		1,200	(64)	(96)	32
Emirate of Abu Dhabi	DUB	1.000%	12/20/2014	1.014%		1,200	0	(47)	47
Emirate of Abu Dhabi	MSC	1.000%	12/20/2014	1.014%		2,000	(1)	(35)	34
France Government Bond	BOA	0.250%	06/20/2015	0.761%		2,200	(52)	(43)	(9)
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.831%		200	(8)	(12)	4
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.656%	EUR	1,000	(2)	0	(2)
Japan Government International Bond	BCLY	0.650%	12/20/2014	0.455%	$	1,700	14	0	14
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.500%		1,700	38	11	27
Japan Government International Bond	BNP	1.000%	09/20/2015	0.577%		6,400	134	38	96
Japan Government International Bond	DUB	1.000%	03/20/2015	0.500%		3,900	87	30	57
Japan Government International Bond	GSC	0.635%	12/20/2014	0.455%		1,100	9	0	9
Mexico Government International Bond	CITI	1.000%	12/20/2014	1.087%		60	0	(2)	2
Mexico Government International Bond	GSC	1.000%	03/20/2011	0.658%		5,700	11	8	3
Mexico Government International Bond	HSBC	1.000%	03/20/2011	0.658%		1,000	2	3	(1)
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.658%		2,500	3	2	1
Mexico Government International Bond	MLP	1.000%	03/20/2011	0.658%		700	1	2	(1)

130	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Corporate, Sovereign, and U.S. Treasury Obligation Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	RBS	1.000%	12/20/2010	0.658%	$	1,100	$1	$2	$(1)
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.658%		2,400	4	4	0
Norway Government Bond	GSC	0.250%	12/20/2014	0.203%		3,600	8	15	(7)
Petrobras International Finance Co.	JPM	1.000%	09/20/2011	1.050%		6,800	(2)	(25)	23
Republic of Germany	BOA	0.250%	06/20/2015	0.356%		2,200	(10)	(20)	10
Russia Government International Bond	BCLY	1.000%	09/20/2015	1.587%		3,400	(93)	(124)	31
Russia Government International Bond	GSC	1.000%	12/20/2010	0.606%		1,200	2	1	1
South Korea Government Bond	DUB	1.000%	09/20/2015	0.982%		6,600	8	(44)	52
South Korea Government Bond	GSC	1.000%	03/20/2011	0.478%		1,600	5	8	(3)
South Korea Government Bond	UBS	0.550%	12/20/2010	0.478%		1,100	0	0	0
U.S. Treasury Notes	BCLY	0.250%	12/20/2014	0.414%	EUR	2,400	(22)	(12)	(10)

							$399	$(751)	$1,150

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM	BRL	5,300	$36	$11	$25
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		3,300	22	7	15
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		3,800	25	8	17
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		8,200	85	29	56
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		33,100	307	149	158
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		100	2	0	2
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		600	10	2	8
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		50,100	854	402	452
Pay	1-Year BRL-CDI	11.670%	01/02/2012	HSBC		33,700	575	278	297
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		9,500	92	46	46
Pay	1-Year BRL-CDI	11.940%	01/02/2012	GSC		19,500	225	20	205
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		71,000	429	42	387
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		33,000	179	152	27
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		61,700	685	186	499
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		54,000	119	42	77
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		33,400	69	22	47
Pay	1-Year BRL-CDI	12.310%	01/02/2014	MLP		46,700	345	275	70
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	6,800	293	(5)	298
Pay	6-Month JPY-LIBOR	1.000%	12/15/2015	UBS	JPY	20,000	6	2	4
Pay	28-Day MXN TIIE	7.330%	01/28/2015	HSBC	MXN	38,479	191	(3)	194
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		49,880	249	0	249

							$4,798	$1,665	$3,133

(j)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	1,000	$7	$1
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	4,800	13	281
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		4,800	39	0
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		6,700	60	36
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		5,800	28	340
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		5,800	57	0
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		32,700	65	72
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		32,700	115	75
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		25,300	66	56
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		25,300	48	58
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		12,100	115	65
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		4,300	29	29

See Accompanying Notes	Semiannual Report	September 30, 2010	131

Schedule of Investments PIMCO Global Advantage Strategy Bond Fund (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.600%	10/29/2010	$	26,500	$69	$134
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		26,500	129	1
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		3,300	15	193
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		3,300	16	0
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		4,700	16	21
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		4,700	22	6
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,000	9	5
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		4,800	33	32
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		13,800	143	92
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		16,700	183	90
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		35,100	91	2,056
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		35,100	295	0
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		8,300	27	36
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		8,300	38	11
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		17,800	166	95
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		9,000	60	527
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		9,000	72	0
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		8,300	23	36
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		8,300	37	11
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		3,100	20	21
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		24,200	50	122
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		24,200	136	1
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		7,800	50	0
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		12,400	122	82
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		131,600	1,021	880

								$3,485	$5,465

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$10,300	$91	$130
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	11,800	88	130

						$179	$260

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	193	$568,300	EUR	1,000	$4,513
Sales	98	688,600		0	3,970
Closing Buys	(224)	(408,800)		0	(3,435)
Expirations	0	(30,200)		0	(200)
Exercised	(67)	(187,700)		0	(1,184)

Balance at 09/30/2010	0	$630,200	EUR	1,000	$3,664

(k)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Market Value (5)
Canada Government Bond	2.000%	12/01/2041	CAD	34,085	$38,855	$40,507

(5)	Market value includes $227 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	329	10/2010	CITI	$18	$0	$18
Sell		1,174	10/2010	CITI	0	(35)	(35)
Buy		1,174	10/2010	CSFB	0	(1)	(1)
Sell		1,174	10/2010	CSFB	1	0	1
Buy		23,770	10/2010	RBS	1,845	0	1,845
Sell	BRL	24,440	10/2010	BOA	0	(727)	(727)
Sell		15,903	10/2010	CITI	0	(472)	(472)
Buy		169	10/2010	DUB	5	0	5
Buy		1,484	10/2010	HSBC	52	0	52

132	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	27,971	10/2010	JPM	$0	$(865)	$(865)
Buy		79,758	10/2010	MSC	2,330	0	2,330
Sell		13,097	10/2010	MSC	0	(400)	(400)
Buy		882	12/2010	BCLY	15	0	15
Sell		3,681	12/2010	BCLY	0	(49)	(49)
Sell		79,758	12/2010	MSC	0	(2,315)	(2,315)
Sell	CAD	4,107	10/2010	CITI	8	0	8
Buy		4,102	10/2010	RBS	8	0	8
Buy		21,129	11/2010	BCLY	0	(41)	(41)
Sell		9,100	11/2010	BNP	15	0	15
Buy		1,052	11/2010	DUB	12	0	12
Sell		76,850	11/2010	DUB	456	0	456
Sell		36,383	11/2010	HSBC	0	(470)	(470)
Buy		2,209	11/2010	RBS	57	0	57
Sell		53,889	11/2010	RBS	224	(32)	192
Sell	CHF	1,405	10/2010	CITI	0	(30)	(30)
Buy		1,405	10/2010	RBS	0	(8)	(8)
Buy		98	11/2010	BCLY	0	0	0
Buy		29,735	11/2010	CITI	922	0	922
Sell		1,405	11/2010	RBS	8	0	8
Buy	CNY	37,333	11/2010	BCLY	0	(15)	(15)
Buy		11,529	11/2010	CITI	0	(9)	(9)
Buy		25,073	11/2010	DUB	0	(23)	(23)
Buy		13,342	11/2010	HSBC	1	0	1
Buy		138,767	11/2010	JPM	22	(13)	9
Buy		28,585	11/2010	MSC	0	(20)	(20)
Sell		26,936	11/2010	RBS	0	(40)	(40)
Buy		14,011	01/2011	BOA	1	0	1
Sell		6,101	01/2011	CITI	0	(19)	(19)
Buy		1,686	01/2011	DUB	4	0	4
Buy		60,053	01/2011	HSBC	47	0	47
Buy		41,719	01/2011	JPM	35	0	35
Buy		25,032	01/2011	MSC	1	0	1
Buy		60,781	01/2011	RBS	157	0	157
Buy		6,751	04/2011	DUB	22	0	22
Buy		30,534	04/2011	JPM	12	0	12
Buy		30,761	06/2011	BCLY	47	0	47
Buy		7,516	06/2011	DUB	0	(26)	(26)
Buy		14,528	06/2011	HSBC	8	0	8
Buy		28,331	06/2011	RBS	47	0	47
Buy		33,889	09/2011	BOA	79	0	79
Buy		31,872	09/2011	CITI	71	0	71
Buy		62,322	09/2011	UBS	124	0	124
Buy		66,882	11/2011	DUB	147	0	147
Sell	EUR	1,125	10/2010	BOA	0	(46)	(46)
Sell		39,133	10/2010	DUB	0	(3,204)	(3,204)
Buy		1,000	11/2010	BCLY	39	0	39
Sell		1,758	11/2010	BCLY	0	(35)	(35)
Sell		1,701	11/2010	BOA	0	(97)	(97)
Buy		366	11/2010	CITI	9	0	9
Sell		713	11/2010	CITI	0	(39)	(39)
Buy		617	11/2010	CSFB	37	0	37
Sell		10,169	11/2010	CSFB	0	(59)	(59)
Buy		95,545	11/2010	DUB	7,772	0	7,772
Buy		12,881	11/2010	RBS	1,228	0	1,228
Sell		1,581	11/2010	RBS	2	0	2
Sell		8,992	11/2010	UBS	0	(139)	(139)
Sell	GBP	2,497	10/2010	CITI	0	(23)	(23)
Buy		2,497	10/2010	RBS	0	(18)	(18)
Buy		1,320	12/2010	BCLY	0	(18)	(18)
Buy		29,220	12/2010	CITI	510	0	510
Buy		6,292	12/2010	GSC	83	0	83
Sell		2,497	12/2010	RBS	18	0	18
Buy		14,212	12/2010	UBS	211	0	211
Buy	INR	82,566	10/2010	BOA	4	0	4
Sell		41,283	10/2010	BOA	0	(17)	(17)
Buy		41,283	10/2010	JPM	19	0	19
Sell		123,849	10/2010	JPM	0	(8)	(8)
Buy		503,690	11/2010	BCLY	131	0	131
Sell		46,640	11/2010	BCLY	0	(31)	(31)
Buy		104,038	11/2010	BOA	99	0	99
Buy		199,247	11/2010	JPM	103	0	103
Buy		242,375	03/2011	BCLY	45	0	45
Sell		386,016	03/2011	BCLY	0	(386)	(386)
Buy		392,073	03/2011	BOA	121	0	121

See Accompanying Notes	Semiannual Report	September 30, 2010	133

Schedule of Investments PIMCO Global Advantage Strategy Bond Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	116,362	03/2011	HSBC	$18	$0	$18
Buy		134,537	03/2011	JPM	12	(6)	6
Buy		137,250	03/2011	UBS	17	0	17
Sell	JPY	795,894	10/2010	CITI	0	(234)	(234)
Sell		8,150,000	10/2010	JPM	0	(5,542)	(5,542)
Buy		795,894	10/2010	RBS	17	0	17
Buy		9,737,807	11/2010	MSC	970	0	970
Buy		573,000	12/2010	BCLY	60	0	60
Sell		795,894	12/2010	RBS	0	(17)	(17)
Buy	KRW	11,642,835	11/2010	BCLY	460	0	460
Buy		3,890,166	11/2010	BOA	107	0	107
Buy		17,864,813	11/2010	CITI	481	0	481
Buy		2,117,407	11/2010	DUB	34	0	34
Buy		1,008,780	11/2010	GSC	23	0	23
Buy		10,593,510	11/2010	HSBC	98	(22)	76
Buy		12,258,922	11/2010	JPM	122	(8)	114
Buy		8,300,841	11/2010	MSC	175	0	175
Buy		11,530,850	11/2010	RBS	495	0	495
Sell		14,007,401	11/2010	RBS	0	(765)	(765)
Buy	MXN	3,192	02/2011	BCLY	9	0	9
Buy		172,924	02/2011	CITI	49	0	49
Buy		3,907	02/2011	DUB	11	0	11
Sell		38,989	02/2011	DUB	0	(53)	(53)
Sell		182,149	02/2011	JPM	0	(74)	(74)
Buy	MYR	33,697	10/2010	CITI	10	0	10
Buy	PHP	583,582	11/2010	BCLY	147	0	147
Buy		359,169	11/2010	CITI	394	0	394
Sell		262,097	11/2010	CITI	0	(198)	(198)
Buy		106,410	11/2010	DUB	127	0	127
Sell		119,972	11/2010	DUB	0	(92)	(92)
Buy	PLN	2,982	11/2010	BCLY	23	0	23
Buy		63,250	11/2010	DUB	1,874	0	1,874
Sell		3,646	11/2010	DUB	0	(50)	(50)
Sell	SEK	7,090	10/2010	CITI	0	(52)	(52)
Buy		7,091	10/2010	RBS	0	(4)	(4)
Buy		2,041	11/2010	BCLY	4	0	4
Buy		141,063	11/2010	CITI	933	0	933
Sell		7,091	11/2010	RBS	4	0	4
Buy	SGD	12,400	11/2010	JPM	82	0	82
Buy		23,360	03/2011	BOA	391	0	391
Buy		5,774	03/2011	DUB	71	0	71
Sell		2,676	03/2011	DUB	0	(34)	(34)
Buy		4,840	03/2011	JPM	89	0	89
Buy		5,810	03/2011	RBS	104	0	104
Buy	TWD	20,039	10/2010	BCLY	7	0	7
Buy		31,031	10/2010	CITI	4	0	4
Buy		140,972	10/2010	DUB	113	0	113
Buy		18,588	10/2010	HSBC	0	(5)	(5)
Buy		203,223	10/2010	JPM	12	(7)	5
Sell		38,054	11/2010	BCLY	0	(19)	(19)
Buy		228,975	01/2011	DUB	51	(37)	14
Buy		12,540	01/2011	HSBC	2	0	2
Buy		36,582	01/2011	JPM	15	0	15
Buy		56,312	01/2011	MSC	14	0	14
Buy		30,497	01/2011	UBS	16	0	16
Buy	ZAR	113,195	10/2010	BCLY	1,897	0	1,897
Buy		8,845	10/2010	CITI	64	0	64

					$26,838	$(16,949)	$9,889

134	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Australia
Corporate Bonds & Notes	$2,897	$12,791	$0	$15,688
Sovereign Issues	0	196	0	196
Bahrain
Sovereign Issues	0	4,205	0	4,205
Bermuda
Corporate Bonds & Notes	0	12,643	0	12,643
Brazil
Corporate Bonds & Notes	0	54,392	0	54,392
Sovereign Issues	0	89,022	0	89,022
Canada
Asset-Backed Securities	0	0	8,844	8,844
Corporate Bonds & Notes	0	37,660	0	37,660
Sovereign Issues	0	276,824	0	276,824
Cayman Islands
Corporate Bonds & Notes	0	124	0	124
Chile
Corporate Bonds & Notes	0	6,742	0	6,742
Colombia
Corporate Bonds & Notes	0	2,187	0	2,187
Denmark
Corporate Bonds & Notes	0	14,031	0	14,031
Finland
Corporate Bonds & Notes	0	1,258	0	1,258
France
Corporate Bonds & Notes	0	23,584	0	23,584
Sovereign Issues	0	26,384	0	26,384
Germany
Corporate Bonds & Notes	0	3,155	0	3,155
Sovereign Issues	0	200,929	0	200,929
India
Corporate Bonds & Notes	0	4,726	0	4,726
Ireland
Asset-Backed Securities	0	0	2,260	2,260
Corporate Bonds & Notes	0	5,839	0	5,839
Italy
Sovereign Issues	0	21,391	0	21,391
Japan
Sovereign Issues	0	72,000	0	72,000
Mexico
Corporate Bonds & Notes	0	16,970	0	16,970
Sovereign Issues	0	76,560	0	76,560
Netherlands
Corporate Bonds & Notes	0	67,173	0	67,173
Mortgage-Backed Securities	0	1,457	0	1,457
Sovereign Issues	0	4,494	0	4,494
New Zealand
Corporate Bonds & Notes	0	1,446	0	1,446
Norway
Corporate Bonds & Notes	0	32,431	0	32,431
Poland
Sovereign Issues	0	3,494	0	3,494
Qatar
Corporate Bonds & Notes	0	18,825	0	18,825

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Sovereign Issues	$0	$7,288	$0	$7,288
Russia
Corporate Bonds & Notes	0	48,536	0	48,536
Sovereign Issues	0	11,275	0	11,275
South Africa
Sovereign Issues	0	3,805	0	3,805
South Korea
Corporate Bonds & Notes	0	6,009	0	6,009
Sovereign Issues	0	22,387	0	22,387
Spain
Corporate Bonds & Notes	0	4,933	0	4,933
Supranational
Corporate Bonds & Notes	0	129	0	129
Sweden
Corporate Bonds & Notes	0	21,072	0	21,072
Switzerland
Corporate Bonds & Notes	0	317	0	317
United Kingdom
Corporate Bonds & Notes	0	40,985	0	40,985
Mortgage-Backed Securities	0	0	10,347	10,347
United States
Asset-Backed Securities	0	1,179	0	1,179
Bank Loan Obligations	0	4,027	0	4,027
Corporate Bonds & Notes	11,400	263,273	0	274,673
Mortgage-Backed Securities	0	2,584	0	2,584
Municipal Bonds & Notes	0	37,878	0	37,878
U.S. Government Agencies	0	90,465	0	90,465
U.S. Treasury Obligations	0	103,965	0	103,965
Short-Term Instruments
Repurchase Agreements	0	14,000	0	14,000
Japan Treasury Bills	0	97,623	0	97,623
U.S. Treasury Bills	0	7,202	0	7,202
PIMCO Short-Term Floating NAV Portfolio	227,624	0	0	227,624
Investments, at value	$241,921	$1,881,865	$21,451	$2,145,237

Short Sales, at value	$0	$(40,507)	$0	$(40,507)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,397	0	1,397
Foreign Exchange Contracts	0	26,838	0	26,838
Interest Rate Contracts	397	3,133	0	3,530
	$397	$31,368	$0	$31,765

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(220)	0	(220)
Foreign Exchange Contracts	0	(16,949)	0	(16,949)
Interest Rate Contracts	(223)	(5,465)	(260)	(5,948)
	$(223)	$(22,634)	$(260)	$(23,117)
Totals	$242,095	$1,850,092	$21,191	$2,113,378

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Canada
Asset-Backed Securities	$0	$8,861	$0	$0	$0	$(17)	$0	$0	$8,844	$(17)
Ireland
Asset-Backed Securities	0	2,262	0	0	0	(2)	0	0	2,260	(2)

See Accompanying Notes	Semiannual Report	September 30, 2010	135

Schedule of Investments PIMCO Global Advantage Strategy Bond Fund (Cont.)	(Unaudited) September 30, 2010

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Netherlands
Mortgage-Backed Securities	$945	$0	$(27)	$6	$(1)	$18	$0	$(941)	$0	$0
United Kingdom
Mortgage-Backed Securities	0	10,178	0	0	0	169	0	0	10,347	169

Investments, at value	$945	$21,301	$(27)	$6	$(1)	$168	$0	$(941)	$21,451	$150
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(82)	$0	$(91)	$0	$0	$(87)	$0	$0	$(260)	$(87)

Totals	$863	$21,301	$(118)	$6	$(1)	$81	$0	$(941)	$21,191	$63

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$26,838	$0	$0	$0	$26,838
Unrealized appreciation on swap agreements	3,133	0	1,397	0	0	4,530

	$3,133	$26,838	$1,397	$0	$0	$31,368

Liabilities:
Written options outstanding	$5,725	$0	$0	$0	$0	$5,725
Variation margin payable (2)	278	0	0	0	0	278
Unrealized depreciation on foreign currency contracts	0	16,949	0	0	0	16,949
Unrealized depreciation on swap agreements	0	0	220	0	0	220

	$6,003	$16,949	$220	$0	$0	$23,172

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$9,358	$200	$397	$0	$0	$9,955
Net realized gain on foreign currency transactions	0	14,971	0	0	0	14,971

	$9,358	$15,171	$397	$0	$0	$24,926

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(4,874)	$(71)	$1,179	$0	$0	$(3,766)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	3,904	0	0	0	3,904

	$(4,874)	$3,833	$1,179	$0	$0	$138

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $174 as reported in the Notes to Schedule of Investments.

136	PIMCO Funds	See Accompanying Notes

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged)	(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 6.5%

CORPORATE BONDS & NOTES 5.5%

Bank of Queensland Ltd.
5.500% due 10/22/2012	AUD	700	$677

Citigroup Pty Ltd.
5.500% due 06/18/2012		500	484

Commonwealth Bank of Australia
0.572% due 09/17/2014		$1,100	1,098
0.672% due 12/10/2012		800	800
0.948% due 07/12/2013		1,500	1,504
4.500% due 02/20/2014	AUD	1,100	1,033

ING Bank Australia Ltd.
5.120% due 08/28/2013		500	482
5.480% due 06/24/2014		2,000	1,944
5.750% due 08/28/2013		600	585

Macquarie Bank Ltd.
4.100% due 12/17/2013		$1,700	1,857

National Australia Bank Ltd.
1.031% due 07/08/2014		1,000	1,010
5.750% due 12/19/2013	AUD	500	489

Westpac Banking Corp.
2.700% due 12/09/2014		$1,800	1,870
2.900% due 09/10/2014		900	953

			14,786

MORTGAGE-BACKED SECURITIES 1.0%

Crusade Global Trust
1.035% due 11/19/2037	EUR	187	243

Puma Finance Ltd.
0.409% due 02/21/2038		$324	311
4.782% due 08/22/2037	AUD	108	102
5.123% due 07/12/2036		109	104

Superannuation Members Home Loans Global Fund
0.432% due 03/09/2036		$436	430

Swan Trust
5.960% due 04/25/2041	AUD	1,128	1,095

Torrens Trust
4.993% due 10/19/2038		534	506

			2,791

Total Australia (Cost $16,158)			17,577

CANADA 8.6%

ASSET-BACKED SECURITIES 0.4%

Broadway Credit Card Trust
5.234% due 06/17/2014	CAD	892	887

Ford Auto Securitization Trust
4.817% due 10/15/2012		300	300

			1,187

CORPORATE BONDS & NOTES 0.2%

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013		200	204

Master Credit Card Trust
5.297% due 08/21/2012		200	207

			411

SOVEREIGN ISSUES 8.0%

Canada Government Bond
1.500% due 06/01/2012		3,600	3,509
2.000% due 12/01/2014		1,000	979
2.500% due 09/01/2013		6,700	6,686
2.500% due 06/01/2015		100	100

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 06/01/2020	CAD	2,200	$2,274
4.000% due 06/01/2016		500	535
4.250% due 06/01/2018		2,300	2,510

Canada Housing Trust No. 1
2.450% due 12/15/2015		900	883
4.050% due 03/15/2011		500	492
4.600% due 09/15/2011		800	802

Province of Ontario Canada
4.000% due 10/07/2019		$400	433
4.200% due 06/02/2020	CAD	200	204
4.650% due 06/02/2041		100	105
6.200% due 06/02/2031		100	124

Province of Quebec Canada
5.125% due 11/14/2016		$300	351
5.750% due 12/01/2036	CAD	1,400	1,660

			21,647

Total Canada (Cost $22,244)			23,245

DENMARK 0.3%

CORPORATE BONDS & NOTES 0.3%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	144	28

Realkredit Danmark A/S
2.000% due 01/01/2011		2,500	458
2.450% due 01/01/2038		2,113	386

Total Denmark (Cost $874)			872

FRANCE 11.2%

CORPORATE BONDS & NOTES 5.4%

BNP Paribas Home Loan Covered Bonds S.A.
3.000% due 07/23/2013	EUR	600	843
4.125% due 01/24/2011		100	138
4.750% due 05/28/2013		700	1,025

Cie de Financement Foncier
1.625% due 07/23/2012		$1,000	1,004
2.125% due 04/22/2013		200	204
3.875% due 02/11/2011	EUR	1,700	2,339
4.000% due 07/21/2011		1,300	1,810
4.500% due 01/09/2013		700	1,012

Dexia Credit Local S.A.
0.778% due 01/12/2012		$1,700	1,692
2.375% due 09/23/2011		2,500	2,530
2.750% due 01/10/2014		1,000	1,023

Dexia Municipal Agency S.A.
4.750% due 06/06/2011	EUR	200	279

Vivendi S.A.
5.750% due 04/04/2013		$446	486
6.625% due 04/04/2018		100	116

			14,501

SOVEREIGN ISSUES 5.8%

France Government Bond
4.250% due 10/25/2023	EUR	1,800	2,804

France Treasury Notes
3.000% due 01/12/2011		7,900	10,842

Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		400	554
2.250% due 06/11/2012		$1,600	1,643

			15,843

Total France (Cost $30,808)			30,344

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 21.4%

CORPORATE BONDS & NOTES 1.5%

Kreditanstalt fuer Wiederaufbau
1.250% due 06/17/2013	EUR	2,100	$2,865
5.500% due 06/05/2014	AUD	1,100	1,061

			3,926

SOVEREIGN ISSUES 19.9%

Republic of Germany
1.250% due 03/11/2011	EUR	400	547
2.250% due 04/10/2015		5,600	7,925
2.500% due 02/27/2015		900	1,287
3.500% due 04/08/2011		2,200	3,042
3.750% due 01/04/2019		3,300	5,048
4.000% due 01/04/2018		4,500	6,967
4.250% due 07/04/2017		2,900	4,545
4.250% due 07/04/2018		7,200	11,351
5.250% due 01/04/2011		2,900	3,999
5.500% due 01/04/2031		1,800	3,422
6.250% due 01/04/2030		1,500	3,071
6.500% due 07/04/2027		1,400	2,854

			54,058

Total Germany (Cost $53,948)			57,984

IRELAND 0.8%

ASSET-BACKED SECURITIES 0.1%

Dryden Leveraged Loan CDO 2002-II
1.368% due 08/08/2022	EUR	300	365

CORPORATE BONDS & NOTES 0.6%

German Postal Pensions Securitisation PLC
2.750% due 01/18/2011		1,100	1,508

MORTGAGE-BACKED SECURITIES 0.1%

Immeo Residential Finance PLC
1.039% due 12/15/2016		225	268

Total Ireland (Cost $2,216)			2,141

JAPAN 4.2%

MORTGAGE-BACKED SECURITIES 0.1%

JLOC Ltd.
0.500% due 02/16/2016	JPY	33,474	309

SOVEREIGN ISSUES 4.1%

Japan Government International Bond
0.200% due 02/15/2012		920,000	11,031

Total Japan (Cost $10,412)			11,340

JERSEY, CHANNEL ISLANDS 0.2%

ASSET-BACKED SECURITIES 0.2%

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	417	570

Total Jersey, Channel Islands (Cost $557)			570

LUXEMBOURG 0.4%

CORPORATE BONDS & NOTES 0.4%

Tyco Electronics Group S.A.
5.950% due 01/15/2014		$1,000	1,115

Total Luxembourg (Cost $926)			1,115

See Accompanying Notes	Semiannual Report	September 30, 2010	137

Schedule of Investments  PIMCO Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NETHERLANDS 3.5%

CORPORATE BONDS & NOTES 2.4%

ABN AMRO Bank NV
3.250% due 01/18/2013	EUR	700	$984
3.750% due 01/12/2012		200	280

Achmea Hypotheekbank NV
0.804% due 11/03/2014		$1,500	1,498

Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	1,200	1,727

LeasePlan Corp. NV
3.000% due 05/07/2012		$300	310
3.250% due 05/22/2014	EUR	500	718

Royal Bank Of Scotland NV
0.992% due 03/09/2015		$1,300	1,120

			6,637

MORTGAGE-BACKED SECURITIES 0.1%

Delphinus BV
1.148% due 06/25/2066	EUR	25	34
1.179% due 11/28/2031		118	159

			193

SOVEREIGN ISSUES 1.0%

Netherlands Government International Bond
4.000% due 01/15/2011		400	550
4.500% due 07/15/2017		1,400	2,197

			2,747

Total Netherlands (Cost $9,238)			9,577

NEW ZEALAND 0.4%

CORPORATE BONDS & NOTES 0.4%

Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$900	957

Total New Zealand (Cost $899)			957

NORWAY 0.6%

CORPORATE BONDS & NOTES 0.6%

DnB NOR Boligkreditt
4.375% due 11/15/2010	EUR	1,275	1,744

Total Norway (Cost $1,972)			1,744

QATAR 0.1%

SOVEREIGN ISSUES 0.1%

Qatar Government International Bond
4.000% due 01/20/2015		$200	212

Total Qatar (Cost $200)			212

RUSSIA 0.4%

CORPORATE BONDS & NOTES 0.4%

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		$700	841
10.500% due 03/25/2014		100	120

Total Russia (Cost $955)			961

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 0.1%

SOVEREIGN ISSUES 0.1%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	255	$372

Total South Korea (Cost $393)			372

SWEDEN 0.3%

CORPORATE BONDS & NOTES 0.3%

Stadshypotek AB
3.750% due 12/12/2013	EUR	400	577

Swedbank Hypotek AB
4.625% due 05/23/2011		200	278

Total Sweden (Cost $774)			855

SWITZERLAND 0.5%

CORPORATE BONDS & NOTES 0.5%

Transocean, Inc.
4.950% due 11/15/2015		$1,400	1,458

Total Switzerland (Cost $1,399)			1,458

UNITED KINGDOM 13.7%

ASSET-BACKED SECURITIES 0.2%

Bumper 2 S.A.
2.379% due 06/20/2022	EUR	293	400

CORPORATE BONDS & NOTES 7.0%

Bank of Scotland PLC
4.750% due 01/13/2011	AUD	2,200	2,130
5.250% due 07/24/2012		500	481

Barclays Bank PLC
10.179% due 06/12/2021		$400	534

BP Capital Markets PLC
0.422% due 04/11/2011		100	100
3.125% due 03/10/2012		200	204
3.125% due 10/01/2015 (c)		600	604

British Sky Broadcasting Group PLC
9.500% due 11/15/2018		800	1,094

HBOS PLC
6.750% due 05/21/2018		446	449

LBG Capital No.1 PLC
8.500% due 12/29/2049		2,700	2,511

LBG Capital No.2 PLC
11.250% due 09/14/2023	GBP	200	354

Lloyds TSB Bank PLC
1.534% due 04/02/2012		$600	607

Nationwide Building Society
4.125% due 02/27/2012	EUR	2,000	2,792

Pearson Dollar Finance PLC
6.250% due 05/06/2018		$1,275	1,475

Royal Bank of Scotland Group PLC
1.450% due 10/20/2011		2,100	2,116
2.625% due 05/11/2012		800	822
3.000% due 09/08/2015	EUR	600	819

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$100	106

XL Capital Finance Europe PLC
6.500% due 01/15/2012		200	209

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Yorkshire Building Society
4.000% due 11/07/2011	EUR	1,200	$1,665

			19,072

MORTGAGE-BACKED SECURITIES 0.2%

Bauhaus Securities Ltd.
1.216% due 10/30/2052		8	10

Windermere CMBS PLC
0.988% due 04/24/2017	GBP	328	425

			435

SOVEREIGN ISSUES 6.3%

United Kingdom Gilt
2.750% due 01/22/2015	GBP	6,400	10,532
4.250% due 03/07/2036		500	833
4.250% due 09/07/2039		400	666
4.500% due 03/07/2019		600	1,064
4.500% due 12/07/2042		800	1,391
4.750% due 12/07/2038		1,500	2,706

			17,192

Total United Kingdom (Cost $34,780)			37,099

UNITED STATES 27.8%

ASSET-BACKED SECURITIES 1.4%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$92	92

ACE Securities Corp.
0.306% due 12/25/2036		181	173

AFC Home Equity Loan Trust
0.966% due 12/22/2027		7	4

Amortizing Residential Collateral Trust
0.956% due 10/25/2031		9	8

Amresco Residential Securities Mortgage Loan Trust
1.196% due 06/25/2029		9	7

Bear Stearns Asset-Backed Securities Trust
0.916% due 10/25/2032		4	4

Capital Auto Receivables Asset Trust
1.707% due 10/15/2012		464	467

Countrywide Asset-Backed Certificates
0.306% due 08/25/2037		125	121
0.436% due 09/25/2036		198	158

Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032		7	6

First Alliance Mortgage Loan Trust
0.487% due 12/20/2027		35	24

Ford Credit Auto Owner Trust
1.677% due 06/15/2012		188	189

Home Equity Mortgage Trust
5.500% due 01/25/2037		150	26

Mid-State Trust
8.330% due 04/01/2030		249	257

Nelnet Student Loan Trust
1.028% due 04/27/2015		52	53

Renaissance Home Equity Loan Trust
0.756% due 12/25/2033		33	27

Residential Asset Mortgage Products, Inc.
0.816% due 06/25/2032		7	5

Residential Asset Securities Corp.
0.756% due 07/25/2032		19	10

138	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLC Student Loan Trust
0.742% due 06/15/2017		$510	$511

SLM Student Loan Trust
1.998% due 04/25/2023		1,482	1,535

Structured Asset Securities Corp.
0.656% due 05/25/2034		38	34

Wells Fargo Home Equity Trust
0.486% due 10/25/2035		29	29

			3,740

CORPORATE BONDS & NOTES 9.6%

Ally Financial, Inc.
5.375% due 06/06/2011	EUR	600	825
6.875% due 08/28/2012		$600	626

American International Group, Inc.
4.875% due 03/15/2067	EUR	300	297
8.000% due 05/22/2038		500	651
8.175% due 05/15/2068		$100	101
8.250% due 08/15/2018		700	819

AutoZone, Inc.
5.875% due 10/15/2012		100	109

Bank of America Corp.
4.750% due 05/23/2017	EUR	400	532
5.750% due 12/01/2017		$320	343

Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,200	1,400

Boston Scientific Corp.
6.000% due 06/15/2011		300	309
6.400% due 06/15/2016		300	327

Burlington Northern Santa Fe LLC
5.750% due 03/15/2018		446	518

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	1,000	1,199

Citigroup, Inc.
5.500% due 10/15/2014		$500	543
6.000% due 08/15/2017		1,319	1,427
6.125% due 05/15/2018		1,085	1,186

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		637	708

CNA Financial Corp.
6.000% due 08/15/2011		300	311

Computer Sciences Corp.
5.500% due 03/15/2013		637	693

DR Horton, Inc.
6.000% due 04/15/2011		300	306

Erac USA Finance LLC
5.800% due 10/15/2012		700	756

GATX Financial Corp.
5.500% due 02/15/2012		637	666

Health Care REIT, Inc.
5.875% due 05/15/2015		400	440

International Lease Finance Corp.
5.350% due 03/01/2012		200	202
5.650% due 06/01/2014		1,500	1,462
6.500% due 09/01/2014		800	862
6.750% due 09/01/2016		600	645

JPMorgan Chase & Co., Inc. CPI Linked Bond
4.854% due 02/15/2012		100	101

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		500	117
6.875% due 05/02/2018 (a)		700	168

Lennar Corp.
5.600% due 05/31/2015		500	474

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		$638	$707

Masco Corp.
6.125% due 10/03/2016		200	204

Merrill Lynch & Co., Inc.
1.188% due 05/30/2014	EUR	500	640
1.191% due 08/25/2014		100	126
1.226% due 03/22/2011		1,000	1,357
1.628% due 09/27/2012		700	924

Morgan Stanley
0.975% due 10/18/2016		$200	176

Sabre Holdings Corp.
7.350% due 08/01/2011		200	206

Sealed Air Corp.
5.625% due 07/15/2013		200	214

Sprint Nextel Corp.
6.000% due 12/01/2016		100	99

Standard Pacific Corp.
7.000% due 08/15/2015		500	481

WM Covered Bond Program
3.875% due 09/27/2011	EUR	200	278
4.375% due 05/19/2014		1,000	1,439

			25,974

MORTGAGE-BACKED SECURITIES 7.2%

American General Mortgage Loan Trust
5.150% due 03/25/2058		$989	1,018

American Home Mortgage Assets
0.446% due 05/25/2046		456	246
0.466% due 10/25/2046		324	166

American Home Mortgage Investment Trust
0.496% due 05/25/2047		393	58

Banc of America Funding Corp.
4.000% due 02/20/2036		425	396
5.500% due 08/25/2035		1,204	1,159

Banc of America Mortgage Securities, Inc.
2.944% due 05/25/2035		300	242
3.179% due 09/25/2035		500	402

BCAP LLC Trust
0.426% due 01/25/2037		341	194

Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/2035		269	255
2.714% due 08/25/2033		9	8
2.760% due 03/25/2035		954	911
2.934% due 03/25/2035		45	44
3.013% due 05/25/2034		73	69
3.569% due 10/25/2033		38	39
4.578% due 05/25/2034		30	30
5.137% due 08/25/2035		800	797
5.347% due 05/25/2047		712	547

Bear Stearns Alt-A Trust
0.416% due 02/25/2034		83	64
2.848% due 05/25/2035		34	28
4.044% due 11/25/2035		292	167
5.316% due 11/25/2036		356	220
5.354% due 02/25/2036		918	471
6.160% due 08/25/2036		397	259

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036		224	155

Citigroup Mortgage Loan Trust, Inc.
2.560% due 08/25/2035		138	129
5.864% due 09/25/2037		727	533

Countrywide Alternative Loan Trust
0.452% due 12/20/2046		366	182
0.467% due 07/20/2046		609	281
0.536% due 02/25/2037		627	361

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.606% due 05/25/2037	$88	$46
1.870% due 11/25/2035	108	62
2.426% due 11/25/2035	36	21
5.250% due 06/25/2035	68	56
5.715% due 11/25/2035	594	372
5.773% due 02/25/2037	194	140
5.931% due 08/25/2036	159	158
6.000% due 04/25/2037	119	81
6.250% due 08/25/2037	77	54
6.500% due 06/25/2036	168	106

Countrywide Home Loan Mortgage Pass-Through Trust
0.636% due 09/25/2034	90	54
2.948% due 08/25/2034	251	206
2.985% due 08/25/2034	22	16
3.069% due 04/20/2035	21	21

Credit Suisse First Boston Mortgage Securities Corp.
2.682% due 08/25/2033	64	63
6.500% due 04/25/2033	11	11

Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037	288	154

First Horizon Asset Securities, Inc.
2.838% due 07/25/2033	17	17
2.876% due 12/25/2033	27	26

Greenpoint Mortgage Funding Trust
0.526% due 11/25/2045	18	11

GS Mortgage Securities Corp. II
0.348% due 03/06/2020	303	294

GSR Mortgage Loan Trust
2.140% due 03/25/2033	31	30
2.573% due 06/25/2034	71	66
2.900% due 09/25/2035	800	649
2.923% due 09/25/2035	270	259
3.333% due 01/25/2035	153	131

Harborview Mortgage Loan Trust
0.447% due 01/19/2038	126	79
1.220% due 12/19/2036	217	114
3.041% due 05/19/2033	107	109

Impac CMB Trust
1.256% due 07/25/2033	19	13

Indymac Index Mortgage Loan Trust
5.090% due 09/25/2035	253	200

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	151	141

JPMorgan Mortgage Trust
4.071% due 11/25/2033	35	35
5.441% due 02/25/2036	369	343

MASTR Alternative Loans Trust
0.656% due 03/25/2036	82	27

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	701	727

Merrill Lynch Mortgage Investors, Inc.
0.506% due 08/25/2036	53	35
2.570% due 02/25/2033	27	26

MLCC Mortgage Investors, Inc.
2.009% due 10/25/2035	625	572

Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	498	346

RBSCF Trust
6.216% due 12/16/2049	200	221

Residential Accredit Loans, Inc.
0.406% due 02/25/2047	210	105
0.436% due 06/25/2046	653	261

Residential Asset Securitization Trust
5.750% due 02/25/2036	55	39

See Accompanying Notes	Semiannual Report	September 30, 2010	139

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	$7	$7

Sequoia Mortgage Trust
0.607% due 07/20/2033	174	164

Structured Adjustable Rate Mortgage Loan Trust
2.664% due 04/25/2034	81	71
2.783% due 02/25/2034	30	29

Structured Asset Mortgage Investments, Inc.
0.466% due 05/25/2046	159	86
0.476% due 05/25/2036	388	221
0.476% due 09/25/2047	500	142
0.837% due 07/19/2034	35	31

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037	31	28
5.630% due 01/25/2037	296	164

WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)	277	15
0.566% due 01/25/2045	85	71
0.796% due 12/25/2027	272	246
1.070% due 02/25/2047	639	378
1.680% due 05/25/2041	14	13
2.700% due 06/25/2033	28	27
3.003% due 02/27/2034	82	82
5.241% due 02/25/2037	392	296
5.259% due 12/25/2035	558	511

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.310% due 07/25/2046	135	64

Wells Fargo Mortgage-Backed Securities Trust
2.934% due 04/25/2036	501	475
4.576% due 03/25/2036	726	644

		19,693

MUNICIPAL BONDS & NOTES 0.9%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (e)	600	386

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	765	654

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	293

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	7

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	77

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	$500	$547

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	480	373

		2,337

	SHARES
PREFERRED SECURITIES 0.5%

DG Funding Trust
0.652% due 12/31/2049	172	1,327

SLM Corp.
3.198% due 01/16/2018	1,800	32

		1,359

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 2.3%

Fannie Mae
0.356% due 01/25/2021	$78	78
0.456% due 10/27/2037	1,000	998
2.630% due 12/01/2034	91	95
2.753% due 11/01/2034	264	277
5.000% due 08/25/2016 - 03/25/2017	127	130
6.000% due 04/25/2043 - 07/25/2044	208	227
6.500% due 11/25/2042	248	281

Freddie Mac
0.326% due 02/01/2011 (i)	423	423
0.707% due 12/15/2031	2	2
1.586% due 10/25/2044	294	306
4.500% due 07/15/2018	117	120
5.000% due 03/15/2025	2	2

Ginnie Mae
0.857% due 02/16/2030	52	52
0.907% due 02/16/2030	46	47
3.125% due 11/20/2021 - 12/20/2026	29	30
3.250% due 01/20/2030	19	19
3.375% due 05/20/2028 - 06/20/2030	69	71
3.625% due 07/20/2022 - 09/20/2026	72	74
6.000% due 08/20/2034	720	808

Small Business Administration
5.600% due 09/01/2028	747	838
6.640% due 02/01/2011	16	16

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tennessee Valley Authority
5.880% due 04/01/2036	$637	$802
7.140% due 05/23/2012	637	704

		6,400

U.S. TREASURY OBLIGATIONS 5.9%

U.S. Treasury Bonds
4.250% due 05/15/2039	1,000	1,100
4.500% due 08/15/2039	900	1,030
5.500% due 08/15/2028	900	1,168

U.S. Treasury Notes
2.375% due 07/31/2017	400	413
2.500% due 06/30/2017 (g)(i)	10,300	10,733
2.750% due 05/31/2017 (g)	300	317
3.250% due 12/31/2016 (g)	300	328
3.625% due 02/15/2020	800	878

		15,967

Total United States (Cost $76,276)		75,470

SHORT-TERM INSTRUMENTS 3.3%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 10/01/2010	$671	671

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $685 Repurchase proceeds are $671.)

U.S. TREASURY BILLS 2.2%
0.069% due 10/07/2010 - 10/21/2010 (d)(g)(i)	6,054	6,054

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 0.8%
	225,027	2,254

Total Short-Term Instruments (Cost $8,979)		8,979

Total Investments 104.3% (Cost $274,008)		$282,872

Written Options (k) (0.3%) (Premiums $739)		(933)

Other Assets and Liabilities (Net) (4.0%)		(10,704)

Net Assets 100.0%		$271,235

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-Issued security.
(d)	Coupon represents a weighted average yield.
(e)	Security becomes interest bearing at a future date.
(f)	Affiliated to the Fund.
(g)	Securities with an aggregate market value of $8,459 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $2,067 at a weighted average interest rate of 0.276%. On September 30, 2010, there were no open reverse repurchase agreements.

140	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(i)	Securities with an aggregate market value of $963 and cash of $26 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Bond December Futures	Long	12/2010	138	$81
U.S. Treasury 10-Year Note December Futures	Long	12/2010	277	373
United Kingdom Government 10-Year Bond December Futures	Long	12/2010	30	(24)

				$430

(j)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.431%	$	100	$(1)	$0	$(1)
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	1.884%		300	(9)	0	(9)
Boston Scientific Corp.	BOA	(1.000%	)	06/20/2011	0.685%		100	0	0	0
Boston Scientific Corp.	MLP	(0.510%	)	06/20/2011	0.699%		200	0	0	0
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	1.689%		300	(6)	0	(6)
British Sky Broadcasting Group PLC	BCLY	(0.700%	)	12/20/2018	1.003%		800	18	0	18
Burlington Northern Santa Fe LLC	RBS	(0.510%	)	03/20/2018	0.483%		446	(1)	0	(1)
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	2.610%		637	61	0	61
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	1.311%		300	3	0	3
Computer Sciences Corp.	MSC	(0.620%	)	03/20/2013	0.536%		637	(2)	0	(2)
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	1.160%		200	(4)	0	(4)
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.548%		700	(34)	0	(34)
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	1.310%		637	6	0	6
Health Care REIT, Inc.	BCLY	(2.930%	)	06/20/2015	1.484%		400	(26)	0	(26)
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	3.114%		200	9	0	9
JPMorgan Chase & Co.	CSFB	(0.760%	)	12/20/2017	0.878%		500	4	0	4
Lennar Corp.	BNP	(5.000%	)	06/20/2015	4.122%		500	(20)	(16)	(4)
Marsh & McLennan Cos., Inc.	BOA	(0.990%	)	09/20/2015	1.309%		638	9	0	9
Masco Corp.	CSFB	(0.907%	)	12/20/2016	3.041%		200	23	0	23
Pearson Dollar Finance PLC	CITI	(0.690%	)	06/20/2018	0.638%		275	(1)	0	(1)
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.638%		1,000	(29)	0	(29)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	2.567%		1,000	(19)	(2)	(17)
Sabre Holdings Corp.	JPM	(0.930%	)	09/20/2011	1.034%		200	0	0	0
Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	1.338%		200	5	0	5
Sprint Nextel Corp.	JPM	(1.065%	)	12/20/2016	3.737%		100	14	0	14
Standard Pacific Corp.	BNP	(5.000%	)	09/20/2015	5.141%		500	1	6	(5)
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.132%		100	3	0	3
Tyco Electronics Group S.A.	BOA	(1.100%	)	03/20/2014	0.762%		1,000	(12)	80	(92)
Vivendi S.A.	BNP	(1.742%	)	06/20/2013	0.765%		200	(5)	0	(5)
Vivendi S.A.	BNP	(1.780%	)	06/20/2013	0.765%		100	(3)	0	(3)
Vivendi S.A.	BNP	(1.820%	)	06/20/2013	0.765%		146	(4)	0	(4)
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	1.214%		100	(2)	0	(2)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	1.079%		200	2	0	2

								$(20)	$68	$(88)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Australia Government Bond	BNP	1.000%	06/20/2015	0.413%	$	1,600	$44	$28	$16
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.610%		2,700	49	21	28
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.610%		800	15	6	9
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%		900	16	6	10
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.610%		1,600	29	8	21

							$153	$69	$84

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-7 10-Year Index	BOA	(0.650%	)	12/20/2016	$	5,977	$252	$(42)	$294
CDX.IG-7 10-Year Index	MSC	(0.650%	)	12/20/2016		482	21	(3)	24
CDX.IG-8 10-Year Index	DUB	(0.600%	)	06/20/2017		5,614	246	42	204
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017		2,904	127	71	56
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017		1,549	57	58	(1)
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018		581	(7)	(20)	13
CDX.IG-10 10-Year Index	MSC	(1.500%	)	06/20/2018		484	(5)	(7)	2
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014		5,952	(27)	1	(28)

							$664	$100	$564

See Accompanying Notes	Semiannual Report	September 30, 2010	141

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	3,000	$135	$(3)	$138
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		6,300	288	(7)	295
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		3,500	171	4	167
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		500	17	0	17
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	19	0	19
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		1,600	63	0	63
Pay	1-Year BRL-CDI	11.245%	01/02/2012	RBS	BRL	1,900	(2)	0	(2)
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		3,200	(4)	0	(4)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		14,200	(12)	0	(12)
Pay	1-Year BRL-CDI	11.530%	01/02/2012	HSBC		11,900	9	9	0
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		5,700	56	60	(4)
Pay	3-Month AUD Bank Bill	5.250%	06/15/2012	BCLY	AUD	4,500	2	(1)	3
Pay	3-Month AUD Bank Bill	5.250%	06/15/2012	CITI		5,000	2	(2)	4
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	1,200	52	7	45
Pay	6-Month AUD Bank Bill	5.500%	12/15/2015	BCLY	AUD	4,200	5	(3)	8
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		1,400	48	6	42
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	BOA	JPY	440,000	236	96	140
Pay	6-Month JPY-LIBOR	1.500%	12/15/2020	RBS		1,380,000	742	178	564

							$1,827	$344	$1,483

(k)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	126	$30	$10

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	1,600	$14	$9
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,600	36	19
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		8,700	77	58
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		1,200	4	5
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		1,200	6	2
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		4,000	45	21
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		2,300	24	15
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,100	23	11
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		1,100	4	5
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		1,100	5	1
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,500	24	13
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		10,000	67	586
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		10,000	80	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,800	11	1
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		2,200	21	15
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,600	29	14
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		11,000	92	74

								$562	$849

142	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-14 5-Year Index	BNP	Buy	0.900%	12/15/2010	$	2,100	$6	$3
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	1,600	4	4
Put - OTC CDX.IG-14 5-Year Index	BNP	Sell	1.500%	12/15/2010	$	2,100	6	3
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010	EUR	1,600	4	3
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011	$	1,100	2	3
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	1,800	6	7
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011	$	1,100	6	5
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011	EUR	1,800	15	15

							$49	$43

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus BRL	BRL	1.800	10/15/2010	$	1,000	$6	$1
Call - OTC USD versus BRL		1.820	10/15/2010		2,000	14	1
Call - OTC USD versus MXN	MXN	13.550	10/15/2010		1,000	7	0
Call - OTC USD versus BRL	BRL	1.780	10/29/2010		2,900	22	6
Call - OTC USD versus MXN	MXN	12.850	10/29/2010		1,300	8	9
Call - OTC USD versus MXN		13.250	10/29/2010		2,900	22	4
Call - OTC USD versus KRW	KRW	1,200.000	10/29/2010		1,900	13	4

						$92	$25

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$	500	$6	$6

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 03/31/2010	87	$53,500	EUR	1,100	GBP	3,500	$469
Sales	298	77,300		14,700		600	798
Closing Buys	(259)	(35,200)		0		0	(329)
Expirations	0	(1,400)		(9,000)		(4,100)	(145)
Exercised	0	(7,300)		0		0	(54)

Balance at 09/30/2010	126	$86,900	EUR	6,800	GBP	0	$739

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	630	10/2010	BNP	$6	$0	$6
Sell		373	10/2010	CITI	0	(21)	(21)
Buy		269	10/2010	CSFB	9	0	9
Sell		1,029	10/2010	CSFB	0	(62)	(62)
Sell		11,858	10/2010	DUB	0	(930)	(930)
Buy		549	10/2010	RBS	19	0	19
Buy	BRL	57	10/2010	JPM	2	0	2
Buy		888	12/2010	HSBC	18	0	18
Sell		444	12/2010	JPM	0	(9)	(9)
Buy		102	12/2010	RBS	1	0	1
Sell		444	12/2010	RBS	0	(9)	(9)
Buy	CAD	928	11/2010	BCLY	31	0	31
Buy		308	11/2010	BNP	0	(1)	(1)
Sell		50	11/2010	CSFB	0	0	0
Sell		14,658	11/2010	DUB	87	0	87
Sell		6,898	11/2010	RBS	41	0	41
Buy	CNY	7,440	11/2010	BCLY	6	(4)	2
Sell		2,900	11/2010	BCLY	0	(9)	(9)
Buy		285	11/2010	CITI	0	0	0
Buy		292	11/2010	DUB	0	0	0
Sell		2,543	11/2010	DUB	0	(2)	(2)
Sell		2,678	11/2010	HSBC	0	(1)	(1)
Buy		567	11/2010	JPM	0	0	0
Sell		1,556	11/2010	JPM	0	(1)	(1)

See Accompanying Notes	Semiannual Report	September 30, 2010	143

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	2,545	11/2010	MSC	$0	$(4)	$(4)
Sell		2,866	11/2010	RBS	0	(9)	(9)
Buy		3,905	11/2010	UBS	4	0	4
Sell		2,896	01/2011	BCLY	0	(10)	(10)
Buy		3,619	01/2011	BOA	2	0	2
Sell		8,270	01/2011	CITI	0	(26)	(26)
Buy		12,401	01/2011	HSBC	10	0	10
Buy		5,017	01/2011	JPM	4	0	4
Sell		8,494	01/2011	JPM	0	(27)	(27)
Buy		4,951	01/2011	MSC	2	0	2
Buy		2,013	04/2011	BCLY	1	0	1
Buy		1,033	04/2011	CSFB	0	0	0
Buy		648	04/2011	HSBC	0	0	0
Buy		781	04/2011	JPM	0	0	0
Buy		3,376	04/2011	MSC	1	0	1
Buy		5,271	06/2011	BCLY	13	0	13
Buy		3,257	06/2011	DUB	1	(2)	(1)
Buy		2,866	06/2011	HSBC	9	0	9
Buy		4,011	06/2011	JPM	0	0	0
Buy		10,348	06/2011	RBS	29	0	29
Buy		2,113	09/2011	BOA	5	0	5
Buy		2,085	09/2011	CITI	5	0	5
Buy		6,030	09/2011	HSBC	14	0	14
Buy		12,090	09/2011	JPM	32	0	32
Sell	DKK	2,153	11/2010	RBS	0	(16)	(16)
Buy	EUR	28,643	10/2010	BCLY	177	0	177
Sell		73,489	10/2010	BCLY	0	(6,643)	(6,643)
Buy		311	10/2010	BOA	19	0	19
Sell		19,421	10/2010	CITI	0	(1,836)	(1,836)
Buy		2,739	10/2010	CSFB	243	0	243
Sell		368	10/2010	CSFB	0	(34)	(34)
Buy		12,160	10/2010	HSBC	56	0	56
Sell		4,630	10/2010	MSC	0	(398)	(398)
Buy		13,429	10/2010	RBC	19	0	19
Buy		25,689	10/2010	RBS	158	0	158
Sell		24,778	11/2010	BCLY	0	(114)	(114)
Sell		2,958	11/2010	CITI	0	(107)	(107)
Buy		1,532	11/2010	CSFB	9	0	9
Sell		12,160	11/2010	HSBC	0	(54)	(54)
Sell		14,934	11/2010	MSC	30	0	30
Sell		13,429	11/2010	RBC	0	(17)	(17)
Sell		24,822	11/2010	RBS	1	(27)	(26)
Sell	GBP	238	12/2010	BCLY	3	0	3
Sell		7,668	12/2010	CITI	0	(134)	(134)
Sell		1,644	12/2010	GSC	0	(22)	(22)
Sell		3,713	12/2010	UBS	0	(55)	(55)
Sell	HKD	88	10/2010	BNP	0	0	0
Sell		88	10/2010	CITI	0	0	0
Buy	IDR	977,300	11/2010	BCLY	9	0	9
Buy		973,000	11/2010	CITI	9	0	9
Buy		481,730	11/2010	DUB	3	0	3
Buy		5,287,460	11/2010	HSBC	8	0	8
Buy		1,113,420	07/2011	CITI	1	0	1
Buy		2,315,330	07/2011	HSBC	4	0	4
Buy	INR	36,294	11/2010	DUB	13	0	13
Buy		25	03/2011	HSBC	0	0	0
Buy		26	03/2011	JPM	0	0	0
Buy		30	03/2011	UBS	0	0	0
Buy	JPY	42,374	11/2010	CITI	0	(1)	(1)
Sell		564,436	12/2010	BCLY	0	(60)	(60)
Buy		11,401	12/2010	BOA	4	0	4
Sell		512,732	12/2010	CSFB	0	(46)	(46)
Buy	KRW	149,541	11/2010	BCLY	3	0	3
Sell		76,789	11/2010	BCLY	0	(2)	(2)
Buy		127,963	11/2010	BNP	2	0	2
Buy		472,296	11/2010	BOA	10	0	10
Sell		60,329	11/2010	BOA	0	(2)	(2)
Buy		655,148	11/2010	CITI	13	0	13
Sell		400,225	11/2010	CITI	0	(4)	(4)
Buy		233,836	11/2010	DUB	4	0	4
Buy		11,730	11/2010	GSC	0	0	0
Buy		233,743	11/2010	HSBC	4	0	4
Buy		263,021	11/2010	JPM	1	(1)	0
Buy		381,083	11/2010	MSC	3	0	3
Sell		198,900	11/2010	MSC	0	(7)	(7)

144	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	227,752	11/2010	RBS	$3	$0	$3
Sell		199,985	11/2010	RBS	0	(6)	(6)
Buy		380,786	01/2011	BCLY	0	(1)	(1)
Buy	MXN	9,816	02/2011	BCLY	6	0	6
Buy	MYR	9	10/2010	CITI	0	0	0
Buy		5	10/2010	DUB	0	0	0
Buy	NOK	4,240	11/2010	CITI	26	0	26
Sell	PHP	57	11/2010	BCLY	0	0	0
Buy		57,761	11/2010	CITI	13	0	13
Sell		56	11/2010	CITI	0	0	0
Buy		50,063	11/2010	HSBC	11	0	11
Buy		113	11/2010	UBS	0	0	0
Buy	SEK	967	11/2010	BOA	5	0	5
Sell		1,100	11/2010	CITI	0	(7)	(7)
Sell	SGD	59	03/2011	BCLY	0	(1)	(1)
Buy		114	03/2011	GSC	1	0	1
Buy	TWD	9	10/2010	BCLY	0	0	0
Buy		20	10/2010	CITI	0	0	0
Buy		51	01/2011	DUB	0	0	0
Buy		31	01/2011	JPM	0	0	0
Buy		48	01/2011	MSC	0	0	0
Buy		26	01/2011	UBS	0	0	0

					$1,223	$(10,722)	$(9,499)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Australia
Corporate Bonds & Notes	$0	$14,786	$0	$14,786
Mortgage-Backed Securities	0	2,791	0	2,791
Canada
Asset-Backed Securities	0	1,187	0	1,187
Corporate Bonds & Notes	0	411	0	411
Sovereign Issues	0	21,647	0	21,647
Denmark
Corporate Bonds & Notes	0	872	0	872
France
Corporate Bonds & Notes	0	14,501	0	14,501
Sovereign Issues	0	15,843	0	15,843
Germany
Corporate Bonds & Notes	0	3,926	0	3,926
Sovereign Issues	0	54,058	0	54,058
Ireland
Asset-Backed Securities	0	365	0	365
Corporate Bonds & Notes	0	1,508	0	1,508
Mortgage-Backed Securities	0	268	0	268
Japan
Mortgage-Backed Securities	0	309	0	309
Sovereign Issues	0	11,031	0	11,031
Jersey, Channel Islands
Asset-Backed Securities	0	570	0	570
Luxembourg
Corporate Bonds & Notes	0	1,115	0	1,115
Netherlands
Corporate Bonds & Notes	0	6,637	0	6,637
Mortgage-Backed Securities	0	193	0	193
Sovereign Issues	0	2,747	0	2,747
New Zealand
Corporate Bonds & Notes	0	957	0	957
Norway
Corporate Bonds & Notes	0	1,744	0	1,744
Qatar
Sovereign Issues	0	212	0	212
Russia
Corporate Bonds & Notes	0	961	0	961
South Korea
Sovereign Issues	0	372	0	372

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Sweden
Corporate Bonds & Notes	$0	$855	$0	$855
Switzerland
Corporate Bonds & Notes	0	1,458	0	1,458
United Kingdom
Asset-Backed Securities	0	400	0	400
Corporate Bonds & Notes	0	19,072	0	19,072
Mortgage-Backed Securities	0	435	0	435
Sovereign Issues	0	17,192	0	17,192
United States
Asset-Backed Securities	0	3,740	0	3,740
Corporate Bonds & Notes	0	25,974	0	25,974
Mortgage-Backed Securities	0	19,457	236	19,693
Municipal Bonds & Notes	0	2,337	0	2,337
Preferred Securities	32	0	1,327	1,359
U.S. Government Agencies	0	6,400	0	6,400
U.S. Treasury Obligations	0	15,967	0	15,967
Short-Term Instruments
Repurchase Agreements	0	671	0	671
U.S. Treasury Bills	0	6,054	0	6,054
PIMCO Short-Term Floating NAV Portfolio	2,254	0	0	2,254
Investments, at value	$2,286	$279,023	$1,563	$282,872

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	833	0	833
Foreign Exchange Contracts	0	1,223	0	1,223
Interest Rate Contracts	454	1,506	0	1,960
	$454	$3,562	$0	$4,016

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(273)	(43)	(316)
Foreign Exchange Contracts	0	(10,747)	0	(10,747)
Interest Rate Contracts	(24)	(882)	(6)	(912)
	$(24)	$(11,902)	$(49)	$(11,975)

Totals	$2,716	$270,683	$1,514	$274,913

See Accompanying Notes	Semiannual Report	September 30, 2010	145

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Australia
Mortgage-Backed Securities	$1,195	$0	$(151)	$0	$(6)	$57	$0	$(1,095)	$0	$0
Jersey, Channel Islands
Asset-Backed Securities	679	0	(107)	0	(4)	2	0	(570)	0	0
United States
Mortgage-Backed Securities	1,100	219	(94)	0	0	46	0	(1,035)	236	18
Preferred Securities	1,402	0	0	0	0	(75)	0	0	1,327	(75)

Investments, at value	$4,376	$219	$(352)	$0	$(10)	$30	$0	$(2,700)	$1,563	$(57)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(49)	0	0	6	0	0	(43)	6
Interest Rate Contracts	0	0	(6)	0	0	0	0	0	(6)	0

	$0	$0	$(55)	$0	$0	$6	$0	$0	$(49)	$6

Totals	$4,376	$219	$(407)	$0	$(10)	$36	$0	$(2,700)	$1,514	$(51)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$1,223	$0	$0	$0	$1,223
Unrealized appreciation on swap agreements	1,506	0	833	0	0	2,339

	$1,506	$1,223	$833	$0	$0	$3,562

Liabilities:
Written options outstanding	$865	$25	$43	$0	$0	$933
Variation margin payable(2)	106	0	0	0	0	106
Unrealized depreciation on foreign currency contracts	0	10,722	0	0	0	10,722
Unrealized depreciation on swap agreements	23	0	273	0	0	296

	$994	$10,747	$316	$0	$0	$12,057

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$5,585	$145	$(391)	$0	$0	$5,339
Net realized gain on foreign currency transactions	0	4,350	0	0	0	4,350

	$5,585	$4,495	$(391)	$0	$0	$9,689

146	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$640	$21	$670	$0	$0	$1,331
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(9,923)	0	0	0	(9,923)

	$640	$(9,902)	$670	$0	$0	$(8,592)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $430 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	147

Schedule of Investments  PIMCO GNMA Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 175.4%

Fannie Mae
2.925% due 09/01/2021	$5	$5
3.500% due 10/01/2025	12,000	12,379
4.000% due 08/01/2020 - 11/01/2040	219,649	226,044
4.350% due 03/01/2018	10	10
4.500% due 09/01/2013 - 11/01/2040	157,371	163,898
5.000% due 12/01/2012 - 11/01/2040	61,629	64,943
5.500% due 08/01/2027 - 10/01/2040	67,460	71,752
6.000% due 09/01/2021 - 10/01/2040	28,245	30,564
6.139% due 03/25/2039	11,039	11,612
6.514% due 05/25/2037 (a)	4,536	652

Freddie Mac
2.825% due 05/01/2031	10	11
3.362% due 05/01/2019	8	8
3.575% due 06/01/2030	2	2
4.000% due 04/01/2039	374	384
5.500% due 06/01/2035 - 10/01/2040	1,395	1,484
7.500% due 08/15/2029 (a)	20	4

Ginnie Mae
0.316% due 01/16/2044 (a)	159,559	1,892
0.357% due 04/20/2036	33,286	33,146
0.397% due 02/20/2037	36,439	36,331
0.437% due 04/16/2037	16,754	16,704
0.457% due 01/16/2031 - 02/16/2032	1,893	1,893
0.507% due 08/16/2032	957	959
0.557% due 12/16/2026 - 04/20/2037	42,727	42,591
0.707% due 11/16/2029	2,639	2,655
0.757% due 07/16/2028	89	89
0.807% due 04/16/2032	178	179
0.812% due 05/16/2027	49	49
0.907% due 05/16/2029	139	139
0.937% due 02/20/2060	24,927	24,906
1.077% due 01/20/2060	72,529	73,181
1.197% due 01/16/2052 (a)	49,560	3,006
1.212% due 03/20/2058	88,283	87,939
1.359% due 01/16/2030 - 02/16/2030	8,385	8,582
1.392% due 08/20/2058	46,257	47,303
1.440% due 11/16/2051 (a)	50,002	3,235
1.875% due 02/20/2035	118	121
2.500% due 01/20/2034	865	888
2.750% due 01/20/2031 - 03/20/2032	283	291
3.250% due 02/20/2030	706	730
4.000% due 05/20/2016 - 11/01/2040	157,598	162,426
4.500% due 02/20/2018 - 10/01/2040	629,429	664,079
5.000% due 10/01/2040 - 11/01/2040	486,000	517,640
5.500% due 04/15/2025 - 11/01/2040	338,463	363,324
6.000% due 06/15/2028 - 11/01/2040	163,551	177,267
6.500% due 11/15/2023 - 11/01/2040	64,479	71,002
7.500% due 12/15/2023 - 06/15/2032	2,858	3,288

Small Business Administration
5.600% due 09/01/2028	4,439	4,980

Total U.S. Government Agencies (Cost $2,912,046)		2,934,567

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 6.2%

Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049	$3,500	$3,676
5.889% due 07/10/2044	4,000	4,265

Bear Stearns Adjustable Rate Mortgage Trust
2.300% due 08/25/2035	7,524	7,227

Bear Stearns Commercial Mortgage Securities
0.528% due 09/11/2042 (a)	20,995	231

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036	5,380	3,733

Citigroup/Deutsche Bank Commercial Mortgage Trust
0.623% due 10/15/2048 (a)	152,592	1,934

Credit Suisse First Boston Mortgage Securities Corp.
0.398% due 08/15/2038 (a)	6,516	32
0.962% due 03/25/2032	38	32

Credit Suisse Mortgage Capital Certificates
0.772% due 09/15/2039 (a)	83,777	1,343

GS Mortgage Securities Corp. II
6.526% due 08/15/2018	7,925	8,248

JPMorgan Alternative Loan Trust
0.756% due 06/27/2037	11,494	9,946

JPMorgan Chase Commercial Mortgage Securities Corp.
0.632% due 07/15/2019	6,650	5,743

LB-UBS Commercial Mortgage Trust
0.339% due 11/15/2040 (a)	53,466	223
1.228% due 03/15/2036 (a)	2,408	11
5.347% due 11/15/2038	4,000	4,286

Merrill Lynch Floating Trust
0.796% due 07/09/2021	7,998	7,445

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,213	1,041

Morgan Stanley Capital I
0.694% due 11/12/2041 (a)	36,454	384
1.019% due 04/15/2038 (a)	42,129	360
5.332% due 12/15/2043	11,950	13,036

Mortgage Equity Conversion Asset Trust
0.750% due 10/25/2041	3,206	3,072
0.780% due 01/25/2042	3,957	3,792
0.820% due 02/25/2042	624	598
0.850% due 05/25/2042	19,689	18,858

Structured Asset Mortgage Investments, Inc.
0.917% due 09/19/2032	113	100

Thornburg Mortgage Securities Trust
0.386% due 07/25/2036	3,758	3,673

Total Mortgage-Backed Securities (Cost $100,778)		103,289

ASSET-BACKED SECURITIES 3.7%

Amortizing Residential Collateral Trust
0.836% due 07/25/2032	19	17

Centex Home Equity
0.556% due 01/25/2032	28	22

Chase Issuance Trust
0.297% due 04/15/2013	698	698
4.260% due 05/15/2013	15,800	16,175
4.550% due 03/15/2013	7,139	7,226

CIT Group Home Equity Loan Trust
0.526% due 06/25/2033	24	21

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,361	1,083

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Credit Auto Owner Trust
1.677% due 06/15/2012	$3,094	$3,108

Home Equity Asset Trust
0.856% due 11/25/2032	3	2

Massachusetts Educational Financing Authority
1.448% due 04/25/2038	4,957	4,982

Saxon Asset Securities Trust
0.776% due 08/25/2032	2	2

SLM Student Loan Trust
1.798% due 01/25/2018	4,780	4,930
1.998% due 04/25/2023	5,387	5,582

South Carolina Student Loan Corp.
0.847% due 03/01/2018	6,374	6,307
1.047% due 03/02/2020	8,400	8,339
1.297% due 09/03/2024	4,300	4,260

Structured Asset Securities Corp.
0.546% due 01/25/2033	67	61

Total Asset-Backed Securities (Cost $62,355)		62,815

SHORT-TERM INSTRUMENTS 2.3%

REPURCHASE AGREEMENTS 0.2%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	1,000	1,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $1,020. Repurchase proceeds are $1,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	3,020	3,020
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $3,084. Repurchase proceeds are $3,020.)

		4,020

U.S. TREASURY BILLS 0.3%
0.115% due 10/07/2010 - 01/20/2011 (b)(d)(e)	4,142	4,142

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.8%
	3,058,097	30,636

Total Short-Term Instruments (Cost $38,798)		38,798

Total Investments 187.6% (Cost $3,113,977)		$3,139,469

Written Options (h) (0.0%) (Premiums $486)		0

Other Assets and Liabilities (Net) (87.6%)		(1,466,128)

Net Assets 100.0%		$1,673,341

148	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $2,642 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(e)	Securities with an aggregate market value of $1,500 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $16,000 at a weighted average interest rate of 0.220%. On September 30, 2010, there were no open reverse repurchase agreements.
(g)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Asset-Backed Securities-Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	$	500	$172	$0	$172

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	JPM	(0.540%	)	07/25/2045	$	2,310	$1,851	$300	$1,551
CMBX.NA AAA 4 Index	GSC	(0.350%	)	02/17/2051		11,000	736	1,210	(474)
CMBX.NA AAA 4 Index	MSC	(0.350%	)	02/17/2051		9,000	602	880	(278)
CMBX.NA AAA 4 Index	UBS	(0.350%	)	02/17/2051		13,000	870	1,430	(560)

							$4,059	$3,820	$239

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	$	62,600	$486	$0

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	2,452	$132,700	$1,994
Sales	14	103,000	604
Closing Buys	(2,466)	(121,600)	(1,865)
Expirations	0	0	0
Exercised	0	(51,500)	(247)

Balance at 09/30/2010	0	$62,600	$486

(i)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	10/01/2040	$27,000	$27,767	$27,755
Fannie Mae	4.000%	11/01/2040	212,000	217,359	217,300
Fannie Mae	4.500%	10/01/2025	6,000	6,312	6,312
Fannie Mae	4.500%	10/01/2040	151,180	157,410	157,463
Fannie Mae	5.000%	10/01/2040	51,000	53,879	53,701
Fannie Mae	5.500%	10/01/2040	60,000	63,994	63,787

See Accompanying Notes	Semiannual Report	September 30, 2010	149

Schedule of Investments PIMCO GNMA Fund (Cont.)

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	11/01/2040	$16,000	$17,002	$16,995
Fannie Mae	6.000%	10/01/2040	20,000	21,474	21,491
Ginnie Mae	4.500%	10/01/2040	43,000	45,404	45,271
Ginnie Mae	4.500%	12/01/2040	186,500	195,833	195,942
Ginnie Mae	5.000%	12/01/2040	113,000	120,357	120,204

				$926,791	$926,221

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
U.S. Government Agencies	$0	$2,748,540	$186,027	$2,934,567
Mortgage-Backed Securities	0	76,969	26,320	103,289
Asset-Backed Securities	0	62,815	0	62,815
Short-Term Instruments
Repurchase Agreements	0	4,020	0	4,020
U.S. Treasury Bills	0	4,142	0	4,142
PIMCO Short-Term Floating NAV Portfolio	30,636	0	0	30,636
Investments, at value	$30,636	$2,896,486	$212,347	$3,139,469

Short Sales, at value	$0	$(926,221)	$0	$(926,221)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$1,723	$0	$1,723

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(1,312)	$0	$(1,312)

Totals	$30,636	$1,970,676	$212,347	$2,213,659

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010
U.S. Government Agencies	$229,581	$2,108	$(2,278)	$83	$110	$3,726	$0	$(47,303)	$186,027	$(34)
Mortgage-Backed Securities	25,611	1,215	(665)	26	45	88	0	0	26,320	51

Investments, at value	$255,192	$3,323	$(2,943)	$109	$155	$3,814	$0	$(47,303)	$212,347	$17

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

150	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(k)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on swap agreements	$0	$0	$1,723	$0	$0	$1,723

Liabilities:
Unrealized depreciation on swap agreements	$0	$0	$1,312	$0	$0	$1,312

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$(1,327)	$0	$755	$0	$0	$(572)

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(489)	$0	$(1,623)	$0	$0	$(2,112)

(1)	See note 5 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Semiannual Report	September 30, 2010	151

Schedule of Investments PIMCO Government Money Market Fund	(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 100.1%

ASSET-BACKED COMMERCIAL PAPER 2.7%

Straight-A Funding LLC
0.220% due 10/19/2010	$2,700	$2,700

		2,700

GOVERNMENT AGENCY DEBT 17.0%

Bank of America N.A.
0.470% due 12/23/2010 (b)	400	400

Citigroup, Inc.
0.842% due 12/09/2010 (b)	200	200

Federal Agriculture Mortgage Corp.
3.875% due 08/19/2011	1,200	1,234

Federal Home Loan Bank
0.540% due 05/24/2011	2,800	2,799
0.560% due 05/27/2011	1,100	1,100

Freddie Mac
0.265% due 01/03/2011	1,700	1,699
0.581% due 04/07/2011	1,500	1,502
0.593% due 04/01/2011	5,300	5,304

General Electric Capital Corp.
0.373% due 03/11/2011 (b)	600	601

Goldman Sachs Group, Inc.
0.372% due 03/15/2011 (b)	200	200
1.625% due 07/15/2011 (b)	225	227

JPMorgan Chase & Co.
0.419% due 02/23/2011 (b)	100	100
0.663% due 04/01/2011 (b)	900	902

SunTrust Bank
0.942% due 12/16/2010 (b)	800	802

		17,070

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS 15.2%

Barclays Capital, Inc.
0.170% due 10/04/2010	$15,200	$15,200

(Dated 09/27/2010. Collateralized by Fannie Mae 0.246% due 07/26/2012 valued at $15,501. Repurchase proceeds are $15,200.)

TREASURY DEBT 21.2%

U.S. Treasury Bills
0.131% due 10/07/2010 - 02/10/2011 (a)	21,250	21,248

TREASURY REPURCHASE AGREEMENTS 44.0%

Banc of America Securities LLC
0.180% due 10/01/2010	9,000	9,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2011 valued at $9,181. Repurchase proceeds are $9,000.)

Barclays Capital, Inc.
0.190% due 10/01/2010	9,000	9,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $9,191. Repurchase proceeds are $9,000.)

BNP Paribas Bank
0.240% due 10/01/2010	4,000	4,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $4,090. Repurchase proceeds are $4,000.)

Citigroup Global Markets, Inc.
0.240% due 10/01/2010	4,000	4,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2012 valued at $4,087. Repurchase proceeds are $4,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Securities (USA) LLC
0.200% due 10/01/2010	$9,000	$9,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.375% due 09/30/2012 valued at $9,208. Repurchase proceeds are $9,000.)

Deutsche Bank AG
0.320% due 10/01/2010	5,500	5,500
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $5,619. Repurchase proceeds are $5,500.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	3,000	3,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 8.125% due 08/15/2019 valued at $3,067. Repurchase proceeds are $3,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	545	545
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $558. Repurchase proceeds are $545.)

		44,045

Total Short-Term Instruments (Cost $100,263)		100,263

Total Investments 100.1% (Cost $100,263)		$100,263

Other Assets and Liabilities (Net) (0.1%)		(60)

Net Assets 100.0%		$100,203

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average rate.
(b)	FDIC guaranteed through Treasury Liquidity Guarantee Program.
(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short-Term Instruments
Asset-Backed Commercial Paper	$0	$2,700	$0	$2,700
Government Agency Debt	0	17,070	0	17,070
Government Agency Repurchase Agreements	0	15,200	0	15,200

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Treasury Debt	$0	$21,248	$0	$21,248
Treasury Repurchase Agreements	0	44,045	0	44,045
Investments, at value	$0	$100,263	$0	$100,263

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

152	PIMCO Funds	See Accompanying Notes

Schedule of Investments PIMCO High Yield Fund	(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 3.8%

American General Finance Corp.
7.250% due 04/21/2015		$29,450	$29,646

CIT Group, Inc.
6.250% due 08/11/2015		4,601	4,646

CSC Holdings LLC
10.500% due 08/01/2013		19,750	21,096

Dex Media West LLC
7.000% due 10/24/2014		305	266
7.500% due 10/24/2014		342	298

Dex One Corp.
9.000% due 10/24/2014		1,288	1,099
9.225% due 10/24/2014		1,082	923

Ford Motor Co.
3.010% due 12/15/2013		22,843	22,436
3.050% due 12/15/2013		23,708	23,286

Harrah's Operating Co., Inc.
3.498% due 01/28/2015		807	695

Ineos Group Holdings PLC
7.001% due 10/07/2012		1,596	1,608

Intelsat Ltd.
3.026% due 02/01/2014		20,750	18,882

Local Insight Media
6.250% due 04/23/2015		3,875	2,834

Nuveen Investments, Inc.
3.481% due 11/13/2014		3,521	3,175
3.533% due 11/01/2014		2,058	1,856

Texas Competitive Electric Holdings Co. LLC
3.758% due 10/10/2014		213,157	165,139
4.033% due 10/10/2014		1,097	850
4.065% due 10/10/2014		1,324	1,030

Univision Communications, Inc.
2.500% due 09/29/2014		15,000	13,102

UPC Holding BV
4.377% due 12/31/2016	EUR	11,280	14,399
4.627% due 12/31/2017		8,136	10,428

Visant Corp.
7.000% due 12/22/2016		$5,000	5,034

Vodafone Group PLC
6.875% due 08/11/2015		24,750	24,488

West Corp.
7.250% due 10/24/2013		2,917	2,922

Total Bank Loan Obligations (Cost $380,670)			370,138

CORPORATE BONDS & NOTES 81.8%

BANKING & FINANCE 21.0%

Ally Financial, Inc.
2.497% due 12/01/2014		1,250	1,119
6.000% due 12/15/2011		2,000	2,063
6.625% due 05/15/2012		5,325	5,556
6.750% due 12/01/2014		6,489	6,704
6.875% due 09/15/2011		1,200	1,244
6.875% due 08/28/2012		600	625
7.000% due 02/01/2012		11,030	11,419
7.250% due 03/02/2011		20,700	21,097
7.500% due 12/31/2013		19,582	21,002
7.500% due 09/15/2020		6,000	6,420
8.000% due 03/15/2020		20,000	21,900
8.000% due 11/01/2031		21,740	22,940
8.300% due 02/12/2015		12,500	13,656

American General Finance Corp.
6.900% due 12/15/2017		8,200	6,888

American International Group, Inc.
0.391% due 03/20/2012		1,510	1,463

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.034% due 04/26/2011	EUR	30,400	$41,253
4.000% due 09/20/2011		5,000	6,831
5.050% due 10/01/2015		$4,600	4,704
5.450% due 05/18/2017		7,385	7,551
5.750% due 03/15/2067	GBP	5,550	6,365
5.850% due 01/16/2018		$20,100	20,904
5.950% due 10/04/2010	GBP	2,850	4,477
6.250% due 05/01/2036		$4,500	4,388
8.175% due 05/15/2068		10,125	10,201
8.250% due 08/15/2018		60,325	70,580
8.625% due 05/22/2038	GBP	6,000	9,001
8.625% due 05/22/2068		18,800	28,204

ASIF Global Financing XIX
4.900% due 01/17/2013		$5,401	5,550

BAC Capital Trust VI
5.625% due 03/08/2035		8,700	8,200

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	14,200	17,784

Bank of America Corp.
8.125% due 12/29/2049		$7,000	7,230

Bank of America Institutional Capital B
7.700% due 12/31/2026		426	439

Barclays Bank PLC
5.926% due 09/29/2049		4,550	4,300
6.860% due 09/29/2049		1,600	1,528
7.434% due 09/29/2049		6,750	6,953
14.000% due 11/29/2049	GBP	25,340	50,057

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$5,000	3,312

Cantor Fitzgerald LP
7.875% due 10/15/2019		10,000	10,515

Capital One Capital V
10.250% due 08/15/2039		7,725	8,411

CIT Group, Inc.
7.000% due 05/01/2013		16,194	16,356
7.000% due 05/01/2014		50,449	50,575
7.000% due 05/01/2015		44,397	44,286
7.000% due 05/01/2016		38,653	38,267
7.000% due 05/01/2017		16,102	15,840

Citigroup, Inc.
0.562% due 06/09/2016		16,800	14,255

Conti-Gummi Finance BV
7.125% due 10/15/2018 (c)	EUR	10,700	14,415
7.500% due 09/15/2017		5,150	7,179
8.500% due 07/15/2015		5,650	8,368

Credit Agricole S.A.
7.589% due 01/29/2049	GBP	2,000	3,079

FCE Bank PLC
7.125% due 01/16/2012	EUR	3,000	4,243
7.125% due 01/15/2013		6,000	8,527
9.375% due 01/17/2014		7,950	12,098

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		$47,803	50,970

Ford Motor Credit Co. LLC
5.542% due 06/15/2011		1,083	1,111
5.625% due 09/15/2015		15,000	15,448
6.625% due 08/15/2017		7,000	7,469
7.000% due 10/01/2013		110,233	118,346
7.000% due 04/15/2015		12,000	12,840
7.250% due 10/25/2011		210	221
7.375% due 02/01/2011		4,425	4,507
7.500% due 08/01/2012		3,425	3,637
7.800% due 06/01/2012		16,750	17,822
8.000% due 06/01/2014		26,550	29,065
8.000% due 12/15/2016		25,000	28,305
8.125% due 01/15/2020		13,450	15,481
9.875% due 08/10/2011		5,000	5,297
12.000% due 05/15/2015		8,100	10,215

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		$8,300	$9,504

GMAC International Finance BV
7.500% due 04/21/2015	EUR	7,500	10,506

HBOS Capital Funding LP
6.071% due 06/29/2049		$1,000	890
6.461% due 11/29/2049	GBP	2,000	2,639

HBOS PLC
1.054% due 03/29/2016	EUR	1,000	1,202
6.000% due 11/01/2033		$5,000	3,820
6.750% due 05/21/2018		21,000	21,129

ILFC E-Capital Trust II
6.250% due 12/21/2065		52,490	35,693

Ineos Finance PLC
9.000% due 05/15/2015		8,500	8,914
9.250% due 05/15/2015	EUR	8,525	12,406

ING Groep NV
5.775% due 12/29/2049		$9,000	8,123

International Lease Finance Corp.
0.863% due 07/01/2011		1,000	966
1.274% due 08/15/2011	EUR	10,000	13,155
4.750% due 01/13/2012		$7,700	7,738
5.350% due 03/01/2012		4,250	4,298
5.400% due 02/15/2012		4,250	4,292
5.450% due 03/24/2011		10,060	10,148
5.625% due 09/20/2013		13,000	12,821
5.650% due 06/01/2014		1,000	975
5.750% due 06/15/2011		20,750	20,958
5.875% due 05/01/2013		9,275	9,321
6.375% due 03/25/2013		8,000	8,080
6.625% due 11/15/2013		11,100	11,183
6.750% due 09/01/2016		23,625	25,397
7.125% due 09/01/2018		24,475	26,494
8.625% due 09/15/2015		9,325	10,001
8.750% due 03/15/2017		17,185	18,474

Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	10,000	13,701

JPMorgan Chase & Co.
7.900% due 04/29/2049		$20,000	21,505

JPMorgan Chase Capital XVIII
6.950% due 08/17/2036		1,000	1,029

JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,000	1,017

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		1,000	1,004

LBG Capital No.1 PLC
6.439% due 05/23/2020	EUR	7,294	8,750
7.625% due 10/14/2020		425	553
7.867% due 12/17/2019	GBP	2,250	3,340
7.869% due 08/25/2020		8,825	13,170
7.875% due 11/01/2020		$4,625	4,579
8.500% due 12/29/2049		1,050	976
11.040% due 03/19/2020	GBP	4,445	7,611

LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	425	503
9.125% due 07/15/2020	GBP	2,500	3,843
15.000% due 12/21/2019		9,250	19,108

Lehman Brothers Holdings, Inc.
3.018% due 01/12/2012 (a)		$52,300	11,571
3.151% due 04/04/2016 (a)		6,200	1,372
5.000% due 01/14/2011 (a)		9,000	2,036
6.625% due 01/18/2012 (a)		1,375	311
6.750% due 12/28/2017 (a)		19,425	26
6.875% due 05/02/2018 (a)		18,975	4,554
7.500% due 05/11/2038 (a)		14,175	19

Marina District Finance Co., Inc.
9.500% due 10/15/2015 (l)		3,850	3,754
9.875% due 08/15/2018 (l)		3,000	2,910

See Accompanying Notes	Semiannual Report	September 30, 2010	153

Schedule of Investments  PIMCO High Yield Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$11,350	$11,393

NB Capital Trust IV
8.250% due 04/15/2027		1,265	1,306

NSG Holdings LLC
7.750% due 12/15/2025		39,255	35,918

Pacific Life Insurance Co.
9.250% due 06/15/2039		25,000	31,964

Petroleum Export II Ltd.
6.340% due 06/20/2011		7,112	7,093

Rabobank Nederland NV
11.000% due 06/29/2049		66,000	86,054

Regions Financial Corp.
0.459% due 06/26/2012		19,300	18,444
7.375% due 12/10/2037		7,511	6,908
7.750% due 11/10/2014		14,400	15,618

Resona Preferred Global Securities Cayman Ltd.
7.191% due 12/29/2049		305	299

Royal Bank of Scotland Group PLC
4.908% due 04/06/2011	GBP	1,745	2,714
5.000% due 11/12/2013		$15,530	15,658
6.990% due 10/29/2049 (a)		16,050	13,081
7.648% due 08/29/2049		7,075	6,810

SLM Corp.
0.798% due 01/27/2014		4,575	3,955
1.209% due 06/17/2013	EUR	51,500	61,414
1.234% due 04/26/2011		3,500	4,749
2.750% due 03/15/2011	CHF	4,220	4,282
5.000% due 04/15/2015		$2,000	1,920
5.000% due 06/15/2018		1,000	799
5.050% due 11/14/2014		1,750	1,668
5.125% due 08/27/2012		7,608	7,694
5.375% due 05/15/2014		5,000	4,870
8.000% due 03/25/2020		11,150	11,081
8.450% due 06/15/2018		30,000	30,341

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		6,600	7,507

Societe Generale
5.922% due 04/29/2049		17,270	16,388

Tenneco, Inc.
8.125% due 11/15/2015		3,140	3,301

UBS Preferred Funding Trust V
6.243% due 05/29/2049		10,250	9,942

UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	24,500	35,028

USB Capital IX
6.189% due 10/29/2049		$2,000	1,590

Ventas Realty LP
6.500% due 06/01/2016		9,165	9,580
6.750% due 04/01/2017		17,975	18,716

Virgin Media Secured Finance PLC
6.500% due 01/15/2018		10,450	11,077

Wachovia Capital Trust III
5.800% due 03/29/2049		3,000	2,662

Wells Fargo & Co.
7.980% due 03/29/2049		19,465	20,584

Wells Fargo Capital XV
9.750% due 09/29/2049		40,000	44,200

Wilmington Trust Co.
10.732% due 01/01/2013 (p)		2,253	2,338

Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	25,000	35,956

			2,072,327

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 50.1%

Accellent, Inc.
8.375% due 02/01/2017		$5,000	$5,125

Actuant Corp.
6.875% due 06/15/2017		5,000	5,125

Alcoa, Inc.
5.950% due 02/01/2037		7,425	6,856

Alere, Inc.
8.625% due 10/01/2018		19,100	19,434

Alliant Techsystems, Inc.
6.875% due 09/15/2020		9,700	9,906

Allison Transmission, Inc.
11.000% due 11/01/2015		18,000	19,620

American Airlines Pass-Through Trust 2001-02
7.858% due 04/01/2013		28,850	30,220
8.608% due 10/01/2012		1,645	1,678

American Renal Holdings
8.375% due 05/15/2018		6,415	6,639

American Stores Co.
7.100% due 03/20/2028		1,034	801
7.900% due 05/01/2017		3,960	3,851
8.000% due 06/01/2026		35,915	30,393

American Tire Distributors, Inc.
9.750% due 06/01/2017		7,500	8,025

AmeriGas Partners LP
7.125% due 05/20/2016		30,960	32,431
7.250% due 05/20/2015		19,695	20,483

Anadarko Petroleum Corp.
6.200% due 03/15/2040		5,000	4,891
6.450% due 09/15/2036		17,500	17,576

Angel Lux Common S.A.
8.250% due 05/01/2016	EUR	15,975	23,193
8.875% due 05/01/2016		$22,080	23,570

Antero Resources Finance Corp.
9.375% due 12/01/2017		4,000	4,270

ARAMARK Corp.
3.966% due 02/01/2015		16,850	15,439
5.000% due 06/01/2012		905	912
8.500% due 02/01/2015		12,755	13,329

Arch Coal, Inc.
7.250% due 10/01/2020		5,450	5,784

Ardagh Packaging Finance PLC
7.375% due 10/15/2017 (c)	EUR	12,575	17,143
9.125% due 10/15/2020 (c)		$5,975	5,975
9.250% due 10/15/2020 (c)	EUR	2,525	3,442

ArvinMeritor, Inc.
8.125% due 09/15/2015		$23,165	23,570
8.750% due 03/01/2012		6,750	7,324

AutoNation, Inc.
6.750% due 04/15/2018		6,400	6,592

Aviation Capital Group
7.125% due 10/15/2020 (c)		22,250	22,249

B&G Foods, Inc.
7.625% due 01/15/2018		7,000	7,306

Ball Corp.
6.750% due 09/15/2020		8,550	9,106

Bausch & Lomb, Inc.
9.875% due 11/01/2015		5,000	5,344

BE Aerospace, Inc.
6.875% due 10/01/2020		11,100	11,377

Berry Plastics Corp.
4.167% due 09/15/2014		2,280	1,955
5.276% due 02/15/2015		17,870	16,932
8.875% due 09/15/2014		29,265	28,571
9.500% due 05/15/2018		13,400	12,663

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Biomet, Inc.
10.000% due 10/15/2017		$28,677	$31,796
10.375% due 10/15/2017 (d)		29,175	31,132
11.625% due 10/15/2017		91,367	102,217

Bombardier, Inc.
7.250% due 11/15/2016	EUR	11,625	17,036
7.500% due 03/15/2018		$18,725	20,223

Brocade Communications Systems, Inc.
6.625% due 01/15/2018		5,250	5,486
6.875% due 01/15/2020		16,095	16,980

Buffalo Thunder Development Authority
9.375% due 12/15/2014 (a)(k)		2,650	702

Building Materials Corp. of America
7.500% due 03/15/2020		6,300	6,363

Cablevision Systems Corp.
7.750% due 04/15/2018		5,175	5,498
8.000% due 04/15/2020		3,100	3,352

Capella Healthcare, Inc.
9.250% due 07/01/2017		14,575	15,632

Case New Holland, Inc.
7.875% due 12/01/2017		20,800	22,698

CC Holdings GS V LLC
7.750% due 05/01/2017		16,775	18,620

CCO Holdings LLC
7.875% due 04/30/2018		9,000	9,382

Celanese U.S. Holdings LLC
6.625% due 10/15/2018		8,900	9,122

CF Industries, Inc.
6.875% due 05/01/2018		8,000	8,630
7.125% due 05/01/2020		9,205	10,091

Chart Industries, Inc.
9.125% due 10/15/2015		9,165	9,383

Charter Communications Operating LLC
10.875% due 09/15/2014		2,000	2,275

Chemtura Corp.
7.875% due 09/01/2018		11,750	12,308

Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	7,025	9,768
7.250% due 12/15/2018		$16,825	18,213
7.625% due 07/15/2013		2,850	3,121
9.500% due 02/15/2015		70,470	81,921

Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015		15,060	15,399
7.750% due 05/15/2017		20,000	20,550
9.500% due 05/15/2016		15,925	17,279

Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		48,850	52,252

Coffeyville Resources LLC
9.000% due 04/01/2015		4,050	4,293

Cognis GmbH
9.500% due 05/15/2014	EUR	7,200	10,233

Community Health Systems, Inc.
8.875% due 07/15/2015		$49,537	52,757

Consol Energy, Inc.
8.000% due 04/01/2017		23,025	25,040
8.250% due 04/01/2020		17,675	19,398

Constellation Brands, Inc.
7.250% due 05/15/2017		9,350	10,016

Continental Airlines 1999-2 Class B Pass-Through Trust
7.566% due 09/15/2021		1,703	1,714

154	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Continental Airlines 2001-1 Class B Pass-Through Trust
7.373% due 06/15/2017		$929	$906

Continental Airlines, Inc.
6.920% due 04/02/2013 (p)		8,352	8,274

Continental Resources, Inc.
7.125% due 04/01/2021		3,150	3,292
7.375% due 10/01/2020		4,500	4,770
8.250% due 10/01/2019		2,904	3,194

Cooper-Standard Automotive, Inc.
8.500% due 05/01/2018		16,000	16,680

Cott Beverages USA, Inc.
8.125% due 09/01/2018		10,000	10,637

Crown Americas LLC
7.750% due 11/15/2015		15,885	16,620

Crown Castle International Corp.
7.125% due 11/01/2019		3,845	4,114
9.000% due 01/15/2015		1,750	1,938

Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	2,975	4,279

CSC Holdings LLC
7.625% due 04/01/2011		$38,645	39,611
7.625% due 07/15/2018		37,248	40,321
7.875% due 02/15/2018		15,175	16,636
8.500% due 04/15/2014		4,425	4,895
8.500% due 06/15/2015		13,945	15,305
8.625% due 02/15/2019		6,950	7,853

DaVita, Inc.
7.250% due 03/15/2015		18,000	18,776

Delta Air Lines 2002-1 Class C Pass-Through Trust
7.779% due 07/02/2013		1,988	2,008

Denbury Resources, Inc.
8.250% due 02/15/2020		15,547	17,043
9.750% due 03/01/2016		700	789

Digicel Group Ltd.
8.875% due 01/15/2015		750	769
10.500% due 04/15/2018		11,275	12,431

Digicel Ltd.
8.250% due 09/01/2017		29,850	31,492

DISH DBS Corp.
6.625% due 10/01/2014		4,440	4,651
7.000% due 10/01/2013		14,730	15,706
7.125% due 02/01/2016		86,519	91,386
7.750% due 05/31/2015		5,290	5,667
7.875% due 09/01/2019		6,800	7,352

Diversey, Inc.
8.250% due 11/15/2019		10,035	10,788

Dynegy Holdings, Inc.
7.125% due 05/15/2018		2,575	1,770
7.625% due 10/15/2026		3,985	2,421

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		3,467	3,467

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016		16,535	15,336

El Paso Corp.
6.875% due 06/15/2014		1,825	1,961
6.950% due 06/01/2028		275	261
7.000% due 05/15/2011		1,505	1,551
7.000% due 06/15/2017		28,420	30,317
7.250% due 06/01/2018		8,050	8,716
7.420% due 02/15/2037		1,860	1,782
7.750% due 01/15/2032		59,265	61,822
7.800% due 08/01/2031		44,706	46,613
8.050% due 10/15/2030		5,485	5,741
8.250% due 02/15/2016		2,500	2,794

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Energy Transfer Equity LP
7.500% due 10/15/2020		$20,900	$22,102

Enterprise Products Operating LLC
7.034% due 01/15/2068		4,840	4,823
8.375% due 08/01/2066		58,156	60,770

Equinix, Inc.
8.125% due 03/01/2018		7,500	8,044

Ferrellgas LP
6.750% due 05/01/2014		525	537

Fidelity National Information Services, Inc.
7.625% due 07/15/2017		7,685	8,242

First Data Corp.
9.875% due 09/24/2015		11,385	9,364

Ford Motor Co.
6.375% due 02/01/2029		400	372
7.125% due 11/15/2025		8,000	7,860
7.500% due 08/01/2026		12,625	12,688
9.215% due 09/15/2021		1,500	1,639

Forest Oil Corp.
7.250% due 06/15/2019		13,950	14,334
8.500% due 02/15/2014		4,700	5,158

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		45,455	50,803

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		24,550	25,286

Georgia-Pacific LLC
7.000% due 01/15/2015		6,510	6,803
7.125% due 01/15/2017		9,505	10,111
7.250% due 06/01/2028		13,550	13,990
7.375% due 12/01/2025		28,210	29,338
7.700% due 06/15/2015		1,770	1,969
8.000% due 01/15/2024		76,715	86,496
8.250% due 05/01/2016		21,970	24,524
8.875% due 05/15/2031		4,550	5,210

Goodyear Tire & Rubber Co.
8.250% due 08/15/2020		17,750	18,771
10.500% due 05/15/2016		4,250	4,834

Graham Packaging Co. LP
8.250% due 01/01/2017		21,245	21,670
8.250% due 10/01/2018		2,000	2,042
9.875% due 10/15/2014		15,650	16,315

Graphic Packaging International, Inc.
7.875% due 10/01/2018		7,000	7,228

Harrah's Operating Co., Inc.
10.000% due 12/15/2018 (l)		29,975	24,092
11.250% due 06/01/2017		20,375	22,412

Harvest Operations Corp.
6.875% due 10/01/2017 (c)		9,425	9,684

HCA, Inc.
7.190% due 11/15/2015		17,217	16,916
7.250% due 09/15/2020		17,100	18,382
7.875% due 02/15/2020		1,420	1,560
8.360% due 04/15/2024		1,000	985
8.500% due 04/15/2019		23,925	26,796
9.000% due 12/15/2014		3,246	3,416
9.125% due 11/15/2014		29,000	30,631
9.250% due 11/15/2016		145,890	158,291
9.625% due 11/15/2016 (d)		14,700	15,986
9.875% due 02/15/2017		7,625	8,464

Hertz Corp.
7.875% due 01/01/2014	EUR	2,500	3,476

Hexion U.S. Finance Corp.
8.875% due 02/01/2018		$24,250	23,886

Huntsman International LLC
8.625% due 03/15/2021		5,775	6,006

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	7,150	$8,212
8.500% due 02/15/2016		$12,505	10,645

Insight Communications Co., Inc.
9.375% due 07/15/2018		20,700	22,097

Intelsat Corp.
9.250% due 08/15/2014		4,085	4,248
9.250% due 06/15/2016		1,205	1,291

Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		20,325	20,528
8.500% due 11/01/2019		12,920	14,083
9.250% due 06/15/2016		2,233	2,384
9.500% due 06/15/2016		28,587	30,624
11.250% due 06/15/2016		6,250	6,828

Intelsat Luxembourg S.A.
11.250% due 02/04/2017		12,650	13,615
11.500% due 02/04/2017 (d)		11,246	12,079

Intelsat Subsidiary Holding Co. S.A.
8.875% due 01/15/2015		200	208

Interactive Data Corp.
10.250% due 08/01/2018		15,450	16,609

Intergen NV
9.000% due 06/30/2017		33,753	35,863

inVentiv Health, Inc.
10.000% due 08/15/2018		9,000	8,966

Jarden Corp.
7.500% due 05/01/2017		3,066	3,189
7.500% due 01/15/2020		10,250	10,711
7.500% due 01/15/2020	EUR	7,450	10,258
8.000% due 05/01/2016		$4,250	4,548

JC Penney Corp., Inc.
7.125% due 11/15/2023		11,425	11,996

JDA Software Group, Inc.
8.000% due 12/15/2014		10,000	10,650

JET Equipment Trust
7.630% due 08/15/2012 (a)		514	6
10.000% due 06/15/2012 (a)		1,072	749

KCS Energy, Inc.
7.125% due 04/01/2012		5,288	5,314

Kerling PLC
10.625% due 01/28/2017	EUR	5,000	7,200

Lear Corp.
7.875% due 03/15/2018		$7,425	7,908

Legrand France S.A.
8.500% due 02/15/2025		9,525	11,521

Lender Processing Services, Inc.
8.125% due 07/01/2016		3,629	3,928

Limited Brands, Inc.
7.000% due 05/01/2020		4,975	5,398

Linn Energy LLC
7.750% due 02/01/2021		8,000	8,110
8.625% due 04/15/2020		16,700	17,786

Live Nation Entertainment, Inc.
8.125% due 05/15/2018		6,222	6,315

Lyondell Chemical Co.
8.000% due 11/01/2017		38,800	42,486
11.000% due 05/01/2018		32,750	36,393

M&G Finance Luxembourg S.A.
7.500% due 03/29/2049	EUR	5,000	1,176

McClatchy Co.
11.500% due 02/15/2017		$10,325	11,035

McJunkin Red Man Corp.
9.500% due 12/15/2016		11,375	10,067

See Accompanying Notes	Semiannual Report	September 30, 2010	155

Schedule of Investments  PIMCO High Yield Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MGM Resorts International
6.875% due 04/01/2016 (l)		$9,085	$7,677
7.500% due 06/01/2016		12,000	10,200
7.625% due 01/15/2017		3,200	2,712
9.000% due 03/15/2020		11,075	11,712
10.375% due 05/15/2014		8,250	9,219
11.125% due 11/15/2017		17,375	19,873

Michael Foods, Inc.
9.750% due 07/15/2018		27,425	29,482

Mueller Water Products, Inc.
8.750% due 09/01/2020		8,225	8,677

Multiplan, Inc.
9.875% due 09/01/2018		12,100	12,675

Mylan, Inc.
7.625% due 07/15/2017		11,500	12,291
7.875% due 07/15/2020		19,500	20,987

Nalco Co.
8.875% due 11/15/2013		14,232	14,623

NBTY, Inc.
9.000% due 10/01/2018 (c)		11,000	11,605

New Albertson's, Inc.
6.570% due 02/23/2028		500	370
7.450% due 08/01/2029		15,900	12,958
7.750% due 06/15/2026		1,540	1,313
8.000% due 05/01/2031		1,675	1,374

Newfield Exploration Co.
6.625% due 09/01/2014		2,550	2,620
6.625% due 04/15/2016		250	261
6.875% due 02/01/2020		23,650	25,246
7.125% due 05/15/2018		10,125	10,859

NFR Energy LLC
9.750% due 02/15/2017		16,250	16,331

Nielsen Finance LLC
0.000% due 08/01/2016 (g)		10,381	10,446
7.750% due 10/15/2018 (c)		16,400	16,280
10.000% due 08/01/2014		2,700	2,852
11.500% due 05/01/2016		12,154	13,856

Nortel Networks Ltd.
10.125% due 07/15/2013 (a)		22,630	18,557

Northwest Airlines 2001-1 Class B Pass Through Trust
7.691% due 10/01/2018		5,589	5,561

Novasep Holding SAS
9.750% due 12/15/2016		16,600	12,865

Novelis, Inc.
7.250% due 02/15/2015		31,535	32,245

NXP BV
3.276% due 10/15/2013		10,950	10,389
3.585% due 10/15/2013	EUR	3,000	3,844
7.875% due 10/15/2014		$6,500	6,760
8.625% due 10/15/2015	EUR	1,000	1,336
9.500% due 10/15/2015		$3,000	3,082
9.750% due 08/01/2018		6,100	6,527

OI European Group BV
6.875% due 03/31/2017	EUR	3,725	5,332

OPTI Canada, Inc.
7.875% due 12/15/2014		$5,375	4,072
8.250% due 12/15/2014		19,305	14,768

Oshkosh Corp.
8.250% due 03/01/2017		3,000	3,240
8.500% due 03/01/2020		2,675	2,909

Owens-Brockway Glass Container, Inc.
6.750% due 12/01/2014		1,575	1,626

OXEA Finance
9.500% due 07/15/2017		11,850	12,828
9.625% due 07/15/2017	EUR	10,500	15,495

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Peabody Energy Corp.
6.500% due 09/15/2020		$5,000	$5,406

Penn Virginia Resource Partners LP
8.250% due 04/15/2018		6,000	6,248

Petrohawk Energy Corp.
7.250% due 08/15/2018		22,750	23,319

PHH Corp.
9.250% due 03/01/2016		5,850	6,113

Phillips-Van Heusen Corp.
7.375% due 05/15/2020		12,475	13,208

Pinafore LLC
9.000% due 10/01/2018		16,750	17,671

Pinnacle Foods Finance LLC
8.250% due 09/01/2017		45,450	46,132
9.250% due 04/01/2015		1,500	1,568

Plains Exploration & Production Co.
7.000% due 03/15/2017		1,500	1,545
7.625% due 04/01/2020		20,475	21,576
8.625% due 10/15/2019		2,000	2,195

Quebecor Media, Inc.
7.750% due 03/15/2016		63,232	65,524

Quicksilver Resources, Inc.
9.125% due 08/15/2019		2,175	2,395
11.750% due 01/01/2016		23,225	27,347

Quintiles Transnational Corp.
9.500% due 12/30/2014 (d)		16,741	17,243

QVC, Inc.
7.125% due 04/15/2017		8,825	9,178
7.375% due 10/15/2020		2,980	3,099
7.500% due 10/01/2019		8,045	8,447

Radiation Therapy Services, Inc.
9.875% due 04/15/2017		15,750	15,632

Rainbow National Services LLC
8.750% due 09/01/2012		400	404

Range Resources Corp.
6.750% due 08/01/2020		10,400	10,868
7.250% due 05/01/2018		175	185
7.500% due 10/01/2017		100	107

RBS Global, Inc.
8.500% due 05/01/2018		51,250	52,339

Reynolds Group Issuer, Inc.
7.750% due 10/15/2016		12,000	12,270
7.750% due 10/15/2016	EUR	2,000	2,781
8.000% due 12/15/2016		14,150	18,229
8.500% due 05/15/2018		$41,030	40,312

Rhodia S.A.
6.875% due 09/15/2020		10,000	10,250

Roadhouse Financing, Inc.
10.750% due 10/15/2017 (c)		12,750	13,132

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		11,295	11,606
7.625% due 11/15/2014	EUR	5,650	7,905

Sally Holdings LLC
10.500% due 11/15/2016		$5,765	6,342

SandRidge Energy, Inc.
4.158% due 04/01/2014		2,000	1,854
8.625% due 04/01/2015 (d)		49,195	49,441
9.875% due 05/15/2016		105	109

Scientific Games Corp.
8.125% due 09/15/2018		3,950	4,049

Scientific Games International, Inc.
9.250% due 06/15/2019		1,500	1,601

Scotts Miracle-Gro Co.
7.250% due 01/15/2018		3,150	3,327

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Seagate HDD Cayman
6.875% due 05/01/2020	$3,000	$2,948

Sensata Technologies BV
8.000% due 05/01/2014	27,373	28,468

Sheraton Holding Corp.
7.375% due 11/15/2015	400	441

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	1,650	1,675

Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025	5,600	5,040

Sonat, Inc.
7.000% due 02/01/2018	7,109	7,552
7.625% due 07/15/2011	875	911

Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018	26,375	28,320

SPX Corp.
6.875% due 09/01/2017	13,675	14,564

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 10/15/2014	3,950	4,444

Steel Dynamics, Inc.
7.375% due 11/01/2012	500	537
7.625% due 03/15/2020	2,400	2,502
7.750% due 04/15/2016	2,275	2,377

Suburban Propane Partners LP
7.375% due 03/15/2020	3,950	4,217

SunGard Data Systems, Inc.
9.125% due 08/15/2013	50,000	51,312
10.625% due 05/15/2015	9,925	11,116

SUPERVALU, Inc.
8.000% due 05/01/2016	8,625	8,733

Teck Resources Ltd.
9.750% due 05/15/2014	3,705	4,573
10.250% due 05/15/2016	12,626	15,357
10.750% due 05/15/2019	54,975	69,333

Tenet Healthcare Corp.
8.000% due 08/01/2020	6,300	6,300
8.875% due 07/01/2019	8,000	8,870
10.000% due 05/01/2018	3,750	4,303

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (p)	10,000	9,573

Texas Industries, Inc.
9.250% due 08/15/2020	6,250	6,516

Thermon Industries, Inc.
9.500% due 05/01/2017	5,000	5,250

Trans Union LLC
11.375% due 06/15/2018	7,675	8,769

TransDigm, Inc.
7.750% due 07/15/2014	8,940	9,085

Transocean, Inc.
6.500% due 11/15/2020	8,650	9,437

Travelport LLC
9.000% due 03/01/2016	5,400	5,386
11.875% due 09/01/2016	15,336	16,486

TreeHouse Foods, Inc.
7.750% due 03/01/2018	10,000	10,775

Triumph Group, Inc.
8.625% due 07/15/2018	17,175	18,549

TRW Automotive, Inc.
7.000% due 03/15/2014	27,250	28,885
7.250% due 03/15/2017	18,000	19,215

UAL 2009-2A Pass-Through Trust
9.750% due 01/15/2017	30,646	33,787

156	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	1,800	$2,586

Universal City Development Partners Ltd.
8.875% due 11/15/2015		$7,600	7,876
10.875% due 11/15/2016		5,550	6,036

UPC Holding BV
8.000% due 11/01/2016	EUR	5,750	8,113
8.375% due 08/15/2020		14,750	20,271
9.750% due 04/15/2018		10,273	15,143

Valeant Pharmaceuticals International
6.750% due 10/01/2017		$5,975	6,109
7.000% due 10/01/2020		21,475	22,012
7.625% due 03/15/2020		8,600	10,965

Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		27,350	27,815

Vertellus Specialties, Inc.
9.375% due 10/01/2015		9,725	10,114

Videotron Ltee
9.125% due 04/15/2018		2,775	3,136

Visant Corp.
7.625% due 10/01/2012		2,650	2,669
10.000% due 10/01/2017		17,325	18,148

Warner Chilcott Co. LLC
7.750% due 09/15/2018		40,600	41,920

West Corp.
9.500% due 10/15/2014		21,720	22,833

Whiting Petroleum Corp.
6.500% due 10/01/2018		7,500	7,706

Wind Acquisition Finance S.A.
11.000% due 12/01/2015	EUR	4,000	5,794
11.750% due 07/15/2017		$39,392	44,341
12.000% due 12/01/2015		19,020	20,233

Windstream Corp.
7.000% due 03/15/2019		150	148
7.750% due 10/15/2020 (c)		10,000	10,125
8.125% due 08/01/2013		280	305
8.625% due 08/01/2016		65,485	69,578

WMG Acquisition Corp.
9.500% due 06/15/2016		25,005	26,880

Wynn Las Vegas LLC
7.750% due 08/15/2020		15,200	16,112

			4,961,511

UTILITIES 10.7%

AES Corp.
7.750% due 03/01/2014		4,890	5,257
7.750% due 10/15/2015		3,589	3,858
8.000% due 10/15/2017		11,295	12,255
8.000% due 06/01/2020		8,905	9,706
8.750% due 05/15/2013		214	218
8.875% due 02/15/2011		4,125	4,249
9.750% due 04/15/2016		18,900	21,830

AES Ironwood LLC
8.857% due 11/30/2025		48,704	50,287

AES Red Oak LLC
8.540% due 11/30/2019		25,481	26,309
9.200% due 11/30/2029		3,795	3,823

Berry Petroleum Co.
10.250% due 06/01/2014		5,700	6,455

Calpine Corp.
7.875% due 07/31/2020		26,750	27,619

Cincinnati Bell Telephone Co. LLC
6.300% due 12/01/2028		2,000	1,530

CMS Energy Corp.
8.750% due 06/15/2019		5,375	6,444

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dominion Resources, Inc.
6.300% due 09/30/2066	$13,200	$12,477

Energy Future Holdings Corp.
10.000% due 01/15/2020	2,600	2,594

Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019	975	953

FPL Group Capital, Inc.
6.350% due 10/01/2066	1,825	1,736

Frontier Communications Corp.
6.625% due 03/15/2015	5,725	5,940
7.000% due 11/01/2025	1,650	1,526
7.125% due 03/15/2019	39,995	41,195
7.450% due 07/01/2035	6,539	5,722
7.875% due 04/15/2015	8,275	8,978
7.875% due 01/15/2027	1,875	1,903
8.250% due 05/01/2014	8,475	9,354
8.250% due 04/15/2017	4,150	4,560
8.500% due 04/15/2020	4,875	5,405
9.000% due 08/15/2031	25,060	26,846

Hawaiian Telcom Communications, Inc.
8.765% due 05/01/2013 (a)	5,865	194
9.750% due 05/01/2013 (a)	24,985	75

Homer City Funding LLC
8.734% due 10/01/2026	11,425	10,454

Inergy LP
7.000% due 10/01/2018	8,500	8,755

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	9,410	10,163
8.625% due 11/14/2011	1,010	1,069

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	41,800	43,315

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	15,000	15,788

Midwest Generation LLC
8.560% due 01/02/2016	52,532	51,942

NRG Energy, Inc.
7.250% due 02/01/2014	20,200	20,781
7.375% due 02/01/2016	32,835	33,861
7.375% due 01/15/2017	42,380	43,545
8.250% due 09/01/2020	29,500	30,569

NV Energy, Inc.
6.750% due 08/15/2017	1,905	1,970
7.803% due 06/15/2012	13,825	14,173

Penn Virginia Corp.
10.375% due 06/15/2016	6,950	7,645

Qwest Communications International, Inc.
7.500% due 02/15/2014	88,367	90,576

Qwest Corp.
7.200% due 11/10/2026	10,026	10,076
7.500% due 06/15/2023	17,606	17,782
7.875% due 09/01/2011	3,850	4,086
8.375% due 05/01/2016	3,225	3,830
8.875% due 03/15/2012	16,500	18,150

Reliant Energy Mid-Atlantic Power Holdings LLC
9.681% due 07/02/2026	1,505	1,569

RRI Energy, Inc.
7.875% due 06/15/2017	2,000	1,875

Sithe Independence Funding Corp.
9.000% due 12/30/2013	5,801	6,008

Sprint Capital Corp.
6.875% due 11/15/2028	870	800
6.900% due 05/01/2019	89,185	90,077
7.625% due 01/30/2011	9,794	9,978
8.375% due 03/15/2012	22,760	24,467
8.750% due 03/15/2032	32,110	33,876

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sprint Nextel Corp.
6.000% due 12/01/2016	$35,450	$35,184
8.375% due 08/15/2017	200	218

Telesat LLC
11.000% due 11/01/2015	34,411	39,056
12.500% due 11/01/2017	6,200	7,347

Tenaska Alabama Partners LP
7.000% due 06/30/2021	27,255	27,800

Time Warner Telecom, Inc.
8.000% due 03/01/2018	6,475	6,815

Virgin Media Finance PLC
9.500% due 08/15/2016	20,000	22,700

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (p)	3,085	3,196

		1,058,794

Total Corporate Bonds & Notes (Cost $7,514,990)		8,092,632

CONVERTIBLE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%

ArvinMeritor, Inc.
4.000% due 02/15/2027	1,350	1,235

Transocean, Inc.
1.500% due 12/15/2037	15,000	14,419

Wright Medical Group, Inc.
2.625% due 12/01/2014	6,000	5,362

Total Convertible Bonds & Notes (Cost $18,575)		21,016

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%

Los Angeles, California Community Redevelopment Agency Revenue Bonds, Series 2002
9.000% due 09/01/2012	325	328
9.750% due 09/01/2017	1,160	1,231
9.750% due 09/01/2022	1,375	1,406
9.750% due 09/01/2027	2,170	2,118
9.750% due 09/01/2032	3,480	3,299

San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2003
6.590% due 11/01/2013	1,475	1,480
7.490% due 11/01/2018	1,435	1,434
7.740% due 11/01/2021	1,885	1,864

		13,160

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,200	213

Total Municipal Bonds & Notes (Cost $12,870)		13,373

U.S. GOVERNMENT AGENCIES 0.0%

Freddie Mac
5.000% due 07/15/2014	200	228

Total U.S. Government Agencies (Cost $228)		228

MORTGAGE-BACKED SECURITIES 2.9%

Adjustable Rate Mortgage Trust
2.986% due 10/25/2035	2,956	1,918

American Home Mortgage Assets
0.446% due 05/25/2046	2,923	1,576

See Accompanying Notes	Semiannual Report	September 30, 2010	157

Schedule of Investments  PIMCO High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.446% due 09/25/2046	$1,238	$661
0.466% due 10/25/2046	3,611	1,847
1.070% due 02/25/2047	1,320	670
1.290% due 11/25/2046	21,561	10,412
6.250% due 06/25/2037	8,953	5,474

American Home Mortgage Investment Trust
2.034% due 09/25/2045	992	878

Banc of America Alternative Loan Trust
0.656% due 05/25/2035	1,906	1,380

Banc of America Funding Corp.
5.319% due 11/20/2035	592	424

Banc of America Large Loan, Inc.
1.007% due 08/15/2029	25,000	20,399

Banc of America Mortgage Securities, Inc.
5.391% due 02/25/2036	422	331

BCAP LLC Trust
0.426% due 01/25/2037	1,752	995

Bear Stearns Adjustable Rate Mortgage Trust
4.963% due 01/25/2035	324	283
5.699% due 02/25/2036	450	324

Bear Stearns Alt-A Trust
0.476% due 12/25/2046 (a)	97	3
2.725% due 01/25/2035	85	68
5.533% due 11/25/2036	7,698	5,446

Chase Mortgage Finance Corp.
2.892% due 02/25/2037	132	130
5.420% due 03/25/2037	1,133	941

Citigroup Mortgage Loan Trust, Inc.
3.074% due 03/25/2034	231	232
5.567% due 07/25/2046	937	653
5.864% due 09/25/2037	6,051	4,438

Countrywide Alternative Loan Trust
0.426% due 01/25/2037	688	379
0.446% due 09/25/2046	2,593	1,534
0.452% due 12/20/2046	10,140	5,035
0.466% due 07/25/2046	572	321
0.467% due 03/20/2046	654	371
0.467% due 07/20/2046	3,363	1,552
0.486% due 08/25/2046	1,174	232
0.506% due 09/25/2046	700	35
0.506% due 10/25/2046	418	126
0.516% due 07/25/2035	312	197
0.526% due 05/25/2036	457	96
0.587% due 11/20/2035	1,404	804
0.626% due 02/25/2037	25,165	11,172
1.026% due 11/25/2035	768	431
1.370% due 12/25/2035	3,725	2,309
5.303% due 10/25/2035	396	332
5.500% due 11/25/2035	6,400	5,290
5.594% due 10/25/2035	1,543	1,070
5.750% due 03/25/2037	500	342
5.773% due 02/25/2037	2,627	1,893
6.000% due 01/25/2037	740	521
6.500% due 11/25/2037	1,155	885
6.894% due 07/25/2036 (b)	27,182	4,439

Countrywide Home Loan Mortgage Pass-Through Trust
0.556% due 04/25/2046	641	162
5.114% due 02/25/2047	494	300
5.242% due 03/25/2037	476	296
5.416% due 02/20/2036	573	397
5.508% due 04/20/2036	479	354
5.890% due 09/25/2047	620	470
6.000% due 05/25/2036	9,687	8,591

Credit Suisse Mortgage Capital Certificates
6.000% due 10/25/2021 (a)	91	75

Deutsche ALT-A Securities, Inc.
5.386% due 10/25/2035	418	325
5.869% due 10/25/2036	651	398
5.886% due 10/25/2036	651	383

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Downey Savings & Loan Association Mortgage Loan Trust
0.507% due 03/19/2045		$445	$299
0.577% due 07/19/2045		422	107

EMF-NL
1.846% due 07/17/2041	EUR	23,053	28,692

First Horizon Alternative Mortgage Securities
2.432% due 10/25/2034		$96	83
2.570% due 09/25/2035		90	65
6.000% due 05/25/2036		2,934	2,343

Greenpoint Mortgage Funding Trust
0.456% due 10/25/2046		798	110
0.456% due 12/25/2046		600	73
0.526% due 04/25/2036		558	114

GSR Mortgage Loan Trust
0.516% due 08/25/2046		638	85
2.985% due 04/25/2035		62	54
4.923% due 01/25/2036		1,262	999
5.750% due 03/25/2036		7,263	6,429

Harborview Mortgage Loan Trust
0.437% due 07/19/2046		2,760	1,651
0.447% due 01/19/2038		378	237
0.448% due 07/21/2036		742	427
0.457% due 09/19/2046		1,352	776
0.497% due 03/19/2036		12,278	7,172
1.220% due 12/19/2036		3,519	1,847
5.653% due 08/19/2036		589	493
5.750% due 08/19/2036		5,399	3,653

Impac CMB Trust
0.996% due 11/25/2034		59	53

Indymac IMSC Mortgage Loan Trust
0.436% due 07/25/2047		1,138	536

Indymac INDA Mortgage Loan Trust
5.679% due 08/25/2036		700	516

Indymac Index Mortgage Loan Trust
0.446% due 09/25/2046		1,834	1,059
0.456% due 06/25/2047		1,027	586
0.466% due 05/25/2046		369	210
0.496% due 07/25/2035		356	226
0.526% due 06/25/2037		630	142
2.612% due 08/25/2035		2,834	2,143
5.090% due 09/25/2035		2,743	1,911
5.111% due 01/25/2036		372	291
5.190% due 10/25/2035		401	309
5.313% due 11/25/2035		15,487	11,957
5.428% due 06/25/2036		697	540

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		2,448	2,294

JPMorgan Mortgage Trust
4.788% due 02/25/2034		111	115
6.000% due 08/25/2037		4,239	3,751

Luminent Mortgage Trust
0.426% due 12/25/2036		2,017	1,280
0.436% due 12/25/2036		729	421
0.456% due 10/25/2046		616	397

MASTR Adjustable Rate Mortgages Trust
0.466% due 04/25/2046		1,194	660
0.556% due 05/25/2047		800	186
0.596% due 05/25/2047		600	95

Merrill Lynch Mortgage-Backed Securities Trust
5.597% due 04/25/2037		1,211	916

Morgan Stanley Capital I
5.692% due 04/15/2049		1,100	1,144

Morgan Stanley Mortgage Loan Trust
0.566% due 01/25/2035		113	90
5.175% due 06/25/2036		411	389

Nomura Asset Acceptance Corp.
2.454% due 12/25/2034		212	199
5.820% due 03/25/2047		582	476

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Accredit Loans, Inc.
0.416% due 01/25/2037	$15,541	$8,995
0.436% due 06/25/2046	8,546	3,417
0.486% due 05/25/2037	778	196
0.506% due 08/25/2037	1,217	679
0.586% due 03/25/2037	10,492	4,337
5.500% due 02/25/2036	9,574	5,607
5.676% due 09/25/2035	451	324
6.500% due 07/25/2037	18,028	11,659

Residential Asset Securitization Trust
0.706% due 12/25/2036	1,440	571
6.000% due 05/25/2037	2,390	1,952
6.250% due 10/25/2036	1,629	978

Sequoia Mortgage Trust
2.536% due 01/20/2047	552	451

Structured Adjustable Rate Mortgage Loan Trust
2.810% due 03/25/2034	107	106
5.197% due 09/25/2036	700	393
5.211% due 05/25/2036	700	503
5.285% due 11/25/2035	415	307
6.000% due 10/25/2037	458	221

Structured Asset Mortgage Investments, Inc.
0.436% due 09/25/2047	6,563	4,159
0.446% due 07/25/2046	4,752	2,883
0.466% due 05/25/2046	2,363	1,283
0.476% due 05/25/2036	388	221
0.476% due 05/25/2046	1,614	866
0.476% due 09/25/2047	60,479	17,224
0.507% due 07/19/2035	146	126
0.516% due 05/25/2046	534	94
0.536% due 02/25/2036	391	242
0.556% due 08/25/2036	900	112

SunTrust Alternative Loan Trust
0.606% due 04/25/2036	7,330	2,306

TBW Mortgage-Backed Pass-Through Certificates
6.014% due 07/25/2037	569	345

WaMu Mortgage Pass-Through Certificates
0.476% due 07/25/2046	408	93
0.666% due 11/25/2045	600	353
0.666% due 12/25/2045	600	337
0.802% due 11/25/2034	1,013	681
1.070% due 02/25/2047	3,635	2,149
1.070% due 03/25/2047	3,965	2,486
1.110% due 01/25/2047	2,139	1,264
1.130% due 04/25/2047	3,012	1,941
1.180% due 07/25/2047	804	503
1.190% due 12/25/2046	1,409	855
2.776% due 10/25/2033	256	249
3.003% due 01/25/2047	793	510
5.344% due 04/25/2037	705	531
5.693% due 10/25/2036	5,459	4,178
5.746% due 02/25/2037	2,085	1,538
5.868% due 09/25/2036	982	790

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.130% due 04/25/2047	799	173
1.310% due 07/25/2046	135	63
1.340% due 05/25/2046	765	429

Total Mortgage-Backed Securities (Cost $280,271)		288,881

ASSET-BACKED SECURITIES 0.5%

Argent Securities, Inc.
1.306% due 12/25/2033	5,690	4,492

Carrington Mortgage Loan Trust
0.376% due 02/25/2037	948	885
0.406% due 08/25/2036	850	417

Countrywide Asset-Backed Certificates
5.689% due 10/25/2046	86	63

158	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit-Based Asset Servicing & Securitization LLC
5.805% due 01/25/2037		$9,605	$4,673

GSAA Trust
0.556% due 05/25/2047		700	388

GSAMP Trust
0.326% due 12/25/2036		241	163
0.384% due 03/25/2047		799	744
0.406% due 08/25/2036		935	424

Lehman XS Trust
0.476% due 04/25/2046		423	208
0.486% due 06/25/2046		399	41
0.486% due 08/25/2046 (a)		392	36
0.496% due 09/25/2046		569	96
0.496% due 11/25/2046		587	134

MASTR Asset-Backed Securities Trust
0.466% due 11/25/2036		3,200	1,416

Merrill Lynch First Franklin Mortgage Loan Trust
0.376% due 07/25/2037		27,800	15,733

Mid-State Trust
7.791% due 03/15/2038		301	293

Morgan Stanley ABS Capital I
0.396% due 05/25/2037		1,555	677

Morgan Stanley Mortgage Loan Trust
0.486% due 02/25/2037		508	235
0.616% due 04/25/2037		659	327
5.750% due 04/25/2037		345	260
6.000% due 07/25/2047		379	285

Novastar Home Equity Loan
0.356% due 03/25/2037		1,245	1,163

Residential Asset Mortgage Products, Inc.
0.656% due 06/25/2047		700	320

Residential Asset Securities Corp.
0.406% due 08/25/2036		700	388

Structured Asset Securities Corp.
0.406% due 05/25/2037		6,119	5,508
0.556% due 06/25/2035		18,041	12,227

Total Asset-Backed Securities (Cost $50,295)			51,596

SOVEREIGN ISSUES 3.1%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	338,628	196,592
10.000% due 01/01/2017		205,600	112,428

Total Sovereign Issues (Cost $278,604)			309,020

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.2%

CONSUMER SERVICES 0.2%

Dex One Corp. (e)	1,180,515	$14,497

ENERGY 0.0%

SemGroup Corp. 'A' (e)	119,931	2,788

TRANSPORTATION 0.0%

U.S. Airways Group, Inc. 'A' (e)	12,224	0

Total Common Stocks (Cost $39,714)		17,285

WARRANTS 0.0%

ENERGY 0.0%

SemGroup Corp. - Exp. 11/30/2014	126,243	671

Total Warrants (Cost $568)		671

CONVERTIBLE PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%

Bank of America Corp.
7.250% due 12/31/2049	2,000	1,965

Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011	6,700	2

Wells Fargo & Co.
7.500% due 12/31/2049	50,000	50,300

Total Convertible Preferred Securities (Cost $43,648)		52,267

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

ABN AMRO North America Capital Funding Trust I
6.968% due 12/31/2049	17,000	10,917

Citigroup Capital XIII
7.875% due 10/30/2040 (c)	90,500	2,263

Total Preferred Securities (Cost $10,847)		13,180

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 7.3%

REPURCHASE AGREEMENTS 0.1%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010		$11,000	$11,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $11,223. Repurchase proceeds are $11,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010		2,305	2,305
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $2,356. Repurchase proceeds are $2,305.)

			13,305

JAPAN TREASURY BILLS 0.9%
0.112% due 10/18/2010	JPY	7,790,000	93,311

U.S. TREASURY BILLS 0.7%
0.113% due 10/07/2010 - 11/04/2010 (f)(i)(j)(m)		$63,851	63,848

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (h) 5.6%
		54,711,794	548,103

Total Short-Term Instruments (Cost $713,476)			718,567

Total Investments 100.5% (Cost $9,344,756)			$9,948,854

Other Assets and Liabilities (Net) (0.5%)			(50,603)

Net Assets 100.0%			$9,898,251

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-Issued security.
(d)	Payment in-kind bond security.
(e)	Non-income producing security.
(f)	Coupon represents a weighted average yield.
(g)	Security becomes interest bearing at a future date.
(h)	Affiliated to the Fund.
(i)	Securities with an aggregate market value of $16,810 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(j)	Securities with an aggregate market value of $45,158 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(k)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

See Accompanying Notes	Semiannual Report	September 30, 2010	159

Schedule of Investments PIMCO High Yield Fund (Cont.)

(l)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $19,024 at a weighted average interest rate of -0.492%. On September 30, 2010, securities valued at $15,857 were pledged as collateral for reverse repurchase agreements.
(m)	Securities with an aggregate market value of $1,880 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	2,877	$13,198

(n)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CSFB	5.000%	06/20/2014	3.631%	$	4,100	$200	$(246)	$446
AES Corp.	GSC	5.000%	12/20/2013	3.142%		11,250	655	(872)	1,527
AES Corp.	RBS	5.000%	12/20/2014	3.996%		5,000	199	20	179
AES Corp.	UBS	5.000%	12/20/2014	3.996%		5,000	199	20	179
Ally Financial, Inc.	BOA	7.000%	12/20/2012	3.139%		2,500	208	0	208
Ally Financial, Inc.	BOA	5.000%	09/20/2013	3.504%		37,000	1,557	(9,712)	11,269
Ally Financial, Inc.	DUB	5.000%	03/20/2012	2.648%		3,000	106	(465)	571
Ally Financial, Inc.	DUB	6.350%	12/20/2012	3.139%		3,650	253	0	253
Ally Financial, Inc.	JPM	2.110%	03/20/2012	2.648%		10,000	(71)	0	(71)
American International Group, Inc.	BOA	5.000%	09/20/2011	1.043%		10,900	437	(2,616)	3,053
American International Group, Inc.	GSC	5.000%	09/20/2011	1.043%		13,500	542	(3,105)	3,647
ARAMARK Corp.	CITI	5.000%	03/20/2014	4.834%		5,100	34	(139)	173
Biomet, Inc.	CITI	6.500%	06/20/2014	2.416%		3,000	390	0	390
Biomet, Inc.	JPM	8.000%	03/20/2014	2.333%		4,000	684	0	684
Biomet, Inc.	MSC	3.550%	03/20/2013	2.034%		1,500	53	0	53
Celanese Corp.	UBS	1.450%	12/20/2012	2.155%		2,000	(28)	0	(28)
Chesapeake Energy Corp.	GSC	5.000%	09/20/2014	2.943%		11,050	860	(221)	1,081
Community Health Systems, Inc.	CITI	5.000%	09/20/2014	4.798%		2,900	25	(261)	286
Community Health Systems, Inc.	GSC	5.000%	12/20/2013	4.039%		22,500	677	(2,231)	2,908
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	4.329%		24,700	561	(2,254)	2,815
Community Health Systems, Inc.	GSC	5.000%	06/20/2014	4.581%		10,000	155	(500)	655
Community Health Systems, Inc.	JPM	5.000%	12/20/2013	4.039%		3,750	112	(366)	478
CSC Holdings, Inc.	MSC	3.650%	03/20/2013	1.952%		1,500	63	0	63
CSC Holdings, Inc.	UBS	1.450%	09/20/2013	1.427%		2,600	3	0	3
Dynegy Holdings, Inc.	CITI	5.000%	03/20/2014	8.655%		625	(65)	(112)	47
El Paso Corp.	GSC	5.000%	09/20/2014	2.408%		30,325	2,991	(2,881)	5,872
Ford Motor Co.	MLP	4.850%	12/20/2010	0.951%		18,000	184	0	184
Ford Motor Co.	UBS	2.390%	03/20/2012	1.748%		18,500	186	0	186
Ford Motor Co.	UBS	2.490%	12/20/2012	1.997%		1,000	11	0	11
Ford Motor Co.	UBS	2.590%	03/20/2013	2.280%		5,000	40	0	40
Georgia-Pacific LLC	BOA	5.000%	09/20/2014	1.965%		18,000	2,093	(1,845)	3,938
Georgia-Pacific LLC	GSC	5.000%	12/20/2013	1.674%		3,750	395	(338)	733
Georgia-Pacific LLC	JPM	5.000%	12/20/2013	1.674%		9,000	950	(799)	1,749
Georgia-Pacific LLC	MLP	5.000%	12/20/2013	1.674%		5,250	554	(479)	1,033
Georgia-Pacific LLC	MSC	3.800%	03/20/2013	0.936%		1,500	105	0	105
HCA, Inc.	BOA	4.650%	09/20/2013	3.197%		3,000	127	0	127
HCA, Inc.	CITI	2.000%	09/20/2012	2.113%		4,400	(7)	0	(7)
HCA, Inc.	CSFB	5.000%	06/20/2014	2.624%		9,600	733	(1,050)	1,783
NRG Energy, Inc.	CSFB	5.000%	12/20/2013	3.939%		3,750	125	(42)	167
NRG Energy, Inc.	GSC	4.200%	09/20/2013	3.716%		6,875	102	0	102
NRG Energy, Inc.	JPM	5.380%	12/20/2013	3.939%		4,500	202	0	202
NRG Energy, Inc.	MLP	5.500%	12/20/2013	3.939%		5,250	255	0	255
Oshkosh Corp.	UBS	1.900%	03/20/2012	2.328%		3,000	(16)	0	(16)
Oshkosh Corp.	UBS	2.100%	12/20/2012	2.372%		2,000	(9)	0	(9)
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	1.145%		1,100	55	0	55
Qwest Capital Funding, Inc.	CSFB	3.100%	12/20/2012	1.145%		5,000	220	0	220
RRI Energy, Inc.	BCLY	5.000%	09/20/2014	6.947%		5,800	(365)	(898)	533
RRI Energy, Inc.	CITI	5.000%	09/20/2014	6.947%		4,100	(258)	(451)	193
RRI Energy, Inc.	DUB	5.000%	09/20/2014	6.947%		1,600	(101)	(232)	131
RRI Energy, Inc.	GSC	5.000%	09/20/2014	6.469%		1,500	(71)	(255)	184
RRI Energy, Inc.	GSC	5.000%	09/20/2014	6.947%		20,150	(1,270)	(3,512)	2,242
RRI Energy, Inc.	MSC	5.000%	09/20/2014	6.947%		500	(31)	(85)	54
SLM Corp.	BCLY	5.000%	12/20/2013	4.572%		4,250	58	(468)	526
SLM Corp.	BOA	5.000%	12/20/2010	2.664%		24,200	164	(2,150)	2,314
SLM Corp.	BOA	5.000%	09/20/2014	4.873%		18,650	109	(2,611)	2,720
SLM Corp.	DUB	5.000%	06/20/2012	3.674%		9,900	233	(1,287)	1,520
SLM Corp.	DUB	5.000%	09/20/2014	4.873%		2,000	12	(225)	237
SLM Corp.	GSC	7.600%	03/20/2012	3.507%		4,750	289	0	289
SLM Corp.	MSC	5.000%	09/20/2011	2.949%		5,000	106	(300)	406
SLM Corp.	MSC	5.000%	06/20/2014	4.760%		6,000	56	(1,020)	1,076
SunGard Data Systems, Inc.	BCLY	5.000%	09/20/2014	4.682%		2,000	26	(230)	256
SunGard Data Systems, Inc.	CITI	5.000%	03/20/2014	4.275%		4,000	99	(261)	360

160	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Corporate Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
SunGard Data Systems, Inc.	MSC	3.800%	03/20/2013	1.192%	$	1,500	$94	$0	$94
Swedbank AB	BOA	1.000%	12/20/2014	1.127%	EUR	2,500	(16)	(237)	221
Swedbank AB	UBS	1.000%	12/20/2014	1.127%		2,500	(16)	(237)	221
TRW Automotive Holdings Corp.	UBS	1.150%	03/20/2013	1.842%	$	2,000	(33)	0	(33)

							$16,190	$(44,953)	$61,143

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	$	25,506	$(13,197)	$(17,854)	$4,657
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010		51,800	593	0	593
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010		9,290	29	0	29
CDX.HY-9 3-Year Index 35-100%	MLP	1.670%	12/20/2010		8,087	27	0	27
CDX.IG-9 5-Year Index 30-100%	BCLY	0.758%	12/20/2012		8,680	117	0	117
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012		11,574	157	0	157

						$(12,274)	$(17,854)	$5,580

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(o)	Transactions in written call and put options for the period ended September 30, 2010:

	Notional Amount	Premium
Balance at 03/31/2010	$1,317,300	$12,157
Sales	0	0
Closing Buys	(1,317,300)	(12,157)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2010	$0	$0

(p)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$8,034	$8,274	0.08%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,985	9,573	0.10%
Wilmington Trust Co.	10.732%	01/01/2013	05/09/1995 - 05/16/2003	2,241	2,338	0.03%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	07/28/1995 -01/01/2010	3,080	3,196	0.03%

				$23,340	$23,381	0.24%

(q)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	99,000	10/2010	BOA	$3,219	$0	$3,219
Buy		472,534	10/2010	MSC	13,807	0	13,807
Sell		571,534	10/2010	MSC	0	(19,825)	(19,825)
Sell		472,534	12/2010	MSC	0	(13,714)	(13,714)
Sell	CHF	3,505	11/2010	CITI	0	(109)	(109)
Buy	CNY	14,978	11/2010	BCLY	0	(10)	(10)

See Accompanying Notes	Semiannual Report	September 30, 2010	161

Schedule of Investments PIMCO High Yield Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	24,285	11/2010	CITI	$0	$(18)	$(18)
Buy		62,641	11/2010	DUB	0	(58)	(58)
Buy		24,682	11/2010	MSC	0	(28)	(28)
Buy		13,812	01/2011	BOA	1	0	1
Buy		17,657	01/2011	CITI	33	0	33
Buy		40,419	01/2011	DUB	72	0	72
Buy		24,567	01/2011	MSC	1	0	1
Sell	EUR	1,059	10/2010	BNP	0	(76)	(76)
Sell		2,533	10/2010	CITI	0	(164)	(164)
Sell		301,369	10/2010	DUB	0	(24,673)	(24,673)
Sell		2,073	10/2010	UBS	0	(109)	(109)
Sell		2,806	11/2010	BCLY	0	(108)	(108)
Sell		1,628	11/2010	BOA	0	(99)	(99)
Buy		1,399	11/2010	CITI	3	0	3
Sell		3,520	11/2010	CITI	0	(309)	(309)
Sell		2,165	11/2010	CSFB	0	(133)	(133)
Sell		56,926	11/2010	DUB	0	(4,674)	(4,674)
Sell		3,305	11/2010	MSC	0	(303)	(303)
Sell		5,565	11/2010	RBS	6	(28)	(22)
Buy	GBP	2,934	12/2010	CITI	11	0	11
Sell		56,785	12/2010	CITI	0	(992)	(992)
Sell		12,231	12/2010	GSC	0	(162)	(162)
Sell		27,631	12/2010	UBS	0	(410)	(410)
Sell	JPY	7,790,000	10/2010	JPM	0	(5,297)	(5,297)
Sell		29,154	11/2010	MSC	0	(3)	(3)

					$17,153	$(71,302)	$(54,149)

(r)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)		Fair Value at 09/30/2010
Bank Loan Obligations	$0	$370,138	$0		$370,138
Corporate Bonds & Notes
Banking & Finance	0	2,055,574	16,753		2,072,327
Industrials	65,089	4,877,819	18,603		4,961,511
Utilities	0	1,055,598	3,196		1,058,794
Convertible Bonds & Notes
Industrials	0	21,016	0		21,016
Municipal Bonds & Notes
California	0	13,160	0		13,160
Puerto Rico	0	213	0		213
U.S. Government Agencies	0	228	0		228
Mortgage-Backed Securities	0	288,881	0		288,881
Asset-Backed Securities	0	51,596	0		51,596
Sovereign Issues	0	309,020	0		309,020
Common Stocks
Consumer Services	14,497	0	0		14,497
Energy	2,788	0	0		2,788
Transportation	0	0	0	*	0
Warrants
Energy	0	0	671		671
Convertible Preferred Securities
Banking & Finance	52,265	2	0		52,267
Preferred Securities
Banking & Finance	2,263	10,917	0		13,180

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short-Term Instruments
Repurchase Agreements	$0	$13,305	$0	$13,305
Japan Treasury Bills	0	93,311	0	93,311
U.S. Treasury Bills	0	63,848	0	63,848
PIMCO Short-Term Floating NAV Portfolio	548,103	0	0	548,103
Investments, at value	$685,005	$9,224,626	$39,223	$9,948,854

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	66,887	0	66,887
Foreign Exchange Contracts	0	17,153	0	17,153
Interest Rate Contracts	13,198	0	0	13,198
	$13,198	$84,040	$0	$97,238

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(164)	0	(164)
Foreign Exchange Contracts	0	(71,302)	0	(71,302)
	$0	$(71,466)	$0	$(71,466)

Totals	$698,203	$9,237,200	$39,223	$9,974,626

162	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$2,322	$14,306	$0	$2	$0	$123	$0	$0	$16,753	$123
Industrials	19,583	0	(1,031)	61	50	(60)	0	0	18,603	(125)
Utilities	3,173	0	0	2	0	21	0	0	3,196	21
Convertible Bonds & Notes
Banking & Finance	7,799	0	(7,852)	0	(148)	201	0	0	0	0
Warrants
Energy	1,042	0	0	0	0	(371)	0	0	671	(371)
Preferred Securities
Banking & Finance	12,298	0	(12,500)	0	188	14	0	0	0	0

Investments, at value	$46,217	$14,306	$(21,383)	$65	$90	$(72)	$0	$0	$39,223	$(352)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(s)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$0	$0	$0	$0	$0	$0
Unrealized appreciation on foreign currency contracts	0	17,153	0	0	0	17,153
Unrealized appreciation on swap agreements	0	0	66,887	0	0	66,887

	$0	$17,153	$66,887	$0	$0	$84,040

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$71,302	$0	$0	$0	$71,302
Unrealized depreciation on swap agreements	0	0	164	0	0	164

	$0	$71,302	$164	$0	$0	$71,466

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$29,137	$0	$4,444	$0	$0	$33,581
Net realized (loss) on foreign currency transactions	0	(2,031)	0	0	0	(2,031)

	$29,137	$(2,031)	$4,444	$0	$0	$31,550

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(23,902)	$0	$12,004	$0	$0	$(11,898)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(49,054)	0	0	0	(49,054)

	$(23,902)	$(49,054)	$12,004	$0	$0	$(60,952)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $13,198 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	163

Schedule of Investments  PIMCO High Yield Spectrum Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 3.2%

Cardinal Health, Inc.
4.000% due 04/10/2014		$500	$464

First Data Corp.
3.014% due 09/24/2014		477	421

HCA, Inc.
2.539% due 11/17/2013		500	482

OSI Restaurant Partners LLC
2.625% due 06/14/2014		500	460

Texas Competitive Electric Holdings Co. LLC
3.758% due 10/10/2014		500	388

Univision Communications, Inc.
2.500% due 09/29/2014		500	439

Total Bank Loan Obligations (Cost $2,647)			2,654

CORPORATE BONDS & NOTES 77.7%

BANKING & FINANCE 15.1%

Ally Financial, Inc.
6.625% due 05/15/2012		250	261
7.500% due 09/15/2020		750	802

American General Finance Corp.
4.875% due 07/15/2012		250	238
5.375% due 10/01/2012		250	238

American International Group, Inc.
8.175% due 05/15/2068		250	252
8.625% due 05/22/2068	GBP	250	375

BAC Capital Trust VII
5.250% due 08/10/2035		250	313

Boats Investments BV
11.000% due 03/31/2017 (b)	EUR	346	391

CIT Group, Inc.
7.000% due 05/01/2015		$500	499
7.000% due 05/01/2016		500	495
7.000% due 05/01/2017		250	246

Conti-Gummi Finance BV
7.125% due 10/15/2018 (a)	EUR	225	303
7.500% due 09/15/2017		250	348

FCE Bank PLC
7.125% due 01/15/2013		500	711

Ford Motor Credit Co. LLC
5.625% due 09/15/2015		$500	515
8.700% due 10/01/2014		250	281

GMAC International Finance BV
7.500% due 04/21/2015	EUR	500	700

HBOS PLC
1.188% due 09/01/2016		250	299

ILFC E-Capital Trust II
6.250% due 12/21/2065		$250	170

Ineos Finance PLC
9.000% due 05/15/2015		250	262

ING Verzekeringen NV
6.375% due 05/07/2027	EUR	250	322

International Lease Finance Corp.
8.750% due 03/15/2017		$250	269

Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	250	343

LBG Capital No.1 PLC
6.439% due 05/23/2020		500	600
8.000% due 12/29/2049		$250	232

LBG Capital No.2 PLC
9.125% due 07/15/2020	GBP	250	384

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marina District Finance Co., Inc.
9.875% due 08/15/2018		$250	$242

MCE Finance Ltd.
10.250% due 05/15/2018		250	279

Regions Financial Corp.
7.375% due 12/10/2037		250	230

Royal Bank of Scotland Group PLC
7.648% due 08/29/2049		250	241
9.118% due 03/29/2049		250	248

SLM Corp.
8.450% due 06/15/2018		500	506

UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	250	357

Ziggo Bond Co. BV
8.000% due 05/15/2018		500	719

			12,671

INDUSTRIALS 58.2%

Advanced Micro Devices, Inc.
7.750% due 08/01/2020		$250	259

Air Canada
9.250% due 08/01/2015		250	254

Alere, Inc.
8.625% due 10/01/2018		250	254

Alliance One International, Inc.
10.000% due 07/15/2016		250	272

American Tire Distributors, Inc.
9.750% due 06/01/2017		250	268

Anadarko Petroleum Corp.
6.450% due 09/15/2036		500	502

Antero Resources Finance Corp.
9.375% due 12/01/2017		250	267

Ardagh Packaging Finance PLC
7.375% due 10/15/2017 (a)	EUR	150	204
9.250% due 10/15/2020 (a)		100	136

Bausch & Lomb, Inc.
9.875% due 11/01/2015		$500	534

BE Aerospace, Inc.
6.875% due 10/01/2020		250	256

Beazer Homes USA, Inc.
9.125% due 06/15/2018		200	188

Berry Plastics Corp.
5.276% due 02/15/2015		250	237
8.875% due 09/15/2014		250	244

Biomet, Inc.
10.375% due 10/15/2017 (b)		250	267
11.625% due 10/15/2017		500	559

Brigham Exploration Co.
8.750% due 10/01/2018		250	259

Building Materials Corp. of America
6.875% due 08/15/2018		250	247
7.500% due 03/15/2020		250	252

Capella Healthcare, Inc.
9.250% due 07/01/2017		250	268

Carlson Wagonlit BV
6.649% due 05/01/2015	EUR	500	642

Catalent Pharma Solutions, Inc.
9.750% due 04/15/2017		500	637

CCO Holdings LLC
7.250% due 10/30/2017		$250	255

Celanese U.S. Holdings LLC
6.625% due 10/15/2018		250	256

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CF Industries, Inc.
7.125% due 05/01/2020		$250	$274

Chesapeake Energy Corp.
9.500% due 02/15/2015		500	581

Cirsa Funding Luxembourg S.A.
8.750% due 05/15/2018	EUR	250	348

Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		$1,000	1,065

Codere Finance Luxembourg S.A.
8.250% due 06/15/2015	EUR	250	343

Cognis GmbH
2.879% due 09/15/2013		300	409

Consol Energy, Inc.
8.250% due 04/01/2020		$500	549

Continental Resources, Inc.
7.125% due 04/01/2021		250	261

Cooper-Standard Automotive, Inc.
8.500% due 05/01/2018		500	521

CSC Holdings LLC
7.625% due 07/15/2018		500	541

Digicel Group Ltd.
8.875% due 01/15/2015		250	256
10.500% due 04/15/2018		250	276

DISH DBS Corp.
7.875% due 09/01/2019		500	541

Diversey Holdings, Inc.
10.500% due 05/15/2020		525	604

DJO Finance LLC
10.875% due 11/15/2014		250	273

Dynegy Holdings, Inc.
7.750% due 06/01/2019		250	172

El Paso Corp.
7.750% due 01/15/2032		250	261
7.800% due 08/01/2031		250	261

Energy Transfer Equity LP
7.500% due 10/15/2020		250	264

First Data Corp.
3.006% due 09/24/2014		21	19

General Nutrition Centers, Inc.
5.750% due 03/15/2014 (b)		250	249

Georgia-Pacific LLC
8.000% due 01/15/2024		250	282
8.875% due 05/15/2031		500	573

Graham Packaging Co. LP
8.250% due 10/01/2018		250	255

Graphic Packaging International, Inc.
7.875% due 10/01/2018		250	258

Grohe Holding GmbH
3.710% due 01/15/2014	EUR	500	632

Harrah’s Operating Co., Inc.
10.000% due 12/15/2018		$250	201
11.250% due 06/01/2017		250	275

Harvest Operations Corp.
6.875% due 10/01/2017 (a)		100	103

HCA, Inc.
7.250% due 09/15/2020		250	269
9.625% due 11/15/2016 (b)		500	544

HeidelbergCement Finance BV
5.625% due 01/04/2018	EUR	250	325

Hertz Corp.
7.500% due 10/15/2018		$500	503

Hexion U.S. Finance Corp.
8.875% due 02/01/2018		750	739
9.750% due 11/15/2014		250	261

164	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Huntsman International LLC
8.625% due 03/15/2021		$250	$260

Inaer Aviation Finance Ltd.
9.500% due 08/01/2017	EUR	500	683

Ineos Group Holdings PLC
7.875% due 02/15/2016		500	574
8.500% due 02/15/2016		$250	213

Insight Communications Co., Inc.
9.375% due 07/15/2018		250	267

Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		750	758

Intelsat Luxembourg S.A.
11.250% due 02/04/2017		500	538
11.500% due 02/04/2017 (b)		250	269

Interactive Data Corp.
10.250% due 08/01/2018		1,000	1,075

Intergen NV
9.000% due 06/30/2017		500	531

Iron Mountain, Inc.
8.000% due 06/15/2020		250	265

ISS Financing PLC
11.000% due 06/15/2014	EUR	250	377

LifePoint Hospitals, Inc.
6.625% due 10/01/2020		$250	256

Linn Energy LLC
7.750% due 02/01/2021		500	507

Lyondell Chemical Co.
11.000% due 05/01/2018		500	556

McClatchy Co.
11.500% due 02/15/2017		250	267

MGM Resorts International
7.500% due 06/01/2016		250	213
9.000% due 03/15/2020		250	264

Michael Foods, Inc.
9.750% due 07/15/2018		450	484

Michaels Stores, Inc.
10.000% due 11/01/2014		250	265

Mueller Water Products, Inc.
8.750% due 09/01/2020		250	264

Multiplan, Inc.
9.875% due 09/01/2018		250	262

NBTY, Inc.
9.000% due 10/01/2018 (a)		500	528

NFR Energy LLC
9.750% due 02/15/2017		250	251

Nielsen Finance LLC
0.000% due 08/01/2016 (c)		250	252
7.750% due 10/15/2018 (a)		200	199
11.500% due 05/01/2016		250	285

Noranda Aluminum Acquisition Corp.
5.373% due 05/15/2015 (b)		250	206

Novelis, Inc.
7.250% due 02/15/2015		500	511

NXP BV
3.276% due 10/15/2013		250	237
9.500% due 10/15/2015		250	257

OSI Restaurant Partners, Inc.
10.000% due 06/15/2015		250	255

OXEA Finance
9.500% due 07/15/2017		350	379

Petrohawk Energy Corp.
7.250% due 08/15/2018		500	513

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Picard Bondco SA
9.000% due 10/01/2018 (a)	EUR	100	$143

Pinafore LLC
9.000% due 10/01/2018		$250	264

Pinnacle Foods Finance LLC
8.250% due 09/01/2017		750	761
10.625% due 04/01/2017		500	534

Plains Exploration & Production Co.
7.625% due 04/01/2020		250	263

Quebecor Media, Inc.
7.750% due 03/15/2016		500	518

Quiksilver, Inc.
6.875% due 04/15/2015		250	238

QVC, Inc.
7.500% due 10/01/2019		250	263

RBS Global, Inc.
8.500% due 05/01/2018		1,000	1,021

Reynolds Group Issuer, Inc.
8.000% due 12/15/2016	EUR	250	322

Rhodia S.A.
6.875% due 09/15/2020		$250	256

Roadhouse Financing, Inc.
10.750% due 10/15/2017 (a)		375	386

Sally Holdings LLC
10.500% due 11/15/2016		250	275

SandRidge Energy, Inc.
8.625% due 04/01/2015 (b)		250	251
8.750% due 01/15/2020		250	250

Sealy Mattress Co.
8.250% due 06/15/2014		250	253
10.875% due 04/15/2016		250	284

Smithfield Foods, Inc.
7.750% due 07/01/2017		250	255

Spectrum Brands Holdings, Inc.
9.500% due 06/15/2018		250	268

Tenet Healthcare Corp.
8.000% due 08/01/2020		500	500

Thermon Industries, Inc.
9.500% due 05/01/2017		250	263

Trans Union LLC
11.375% due 06/15/2018		250	286

Transocean, Inc.
6.500% due 11/15/2020		250	273

Travelport LLC
9.000% due 03/01/2016		750	748

Triumph Group, Inc.
8.625% due 07/15/2018		250	270

UHS Escrow Corp.
7.000% due 10/01/2018		125	130

Universal City Development Partners Ltd.
8.875% due 11/15/2015		250	259
10.875% due 11/15/2016		250	272

UPC Holding BV
8.375% due 08/15/2020	EUR	1,000	1,374

Valeant Pharmaceuticals International
6.750% due 10/01/2017		$250	256
7.000% due 10/01/2020		250	256

Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		500	510

Vertellus Specialties, Inc.
9.375% due 10/01/2015		500	520

Visant Corp.
10.000% due 10/01/2017		250	262

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Warner Chilcott Co. LLC
7.750% due 09/15/2018		$350	$361

West Corp.
8.625% due 10/01/2018 (a)		500	500

Whiting Petroleum Corp.
6.500% due 10/01/2018		50	51

Wind Acquisition Finance S.A.
11.750% due 07/15/2017	EUR	250	380

Windstream Corp.
7.750% due 10/15/2020 (a)		$250	253
7.875% due 11/01/2017		250	262

WMG Acquisition Corp.
7.375% due 04/15/2014		250	237

			48,854

UTILITIES 4.4%

AES Corp.
8.000% due 06/01/2020		500	545

Energy Future Holdings Corp.
10.000% due 01/15/2020		500	499

Frontier Communications Corp.
7.125% due 03/15/2019		344	354

Midwest Generation LLC
8.560% due 01/02/2016		174	172

NRG Energy, Inc.
8.250% due 09/01/2020		1,000	1,036

Sprint Capital Corp.
6.900% due 05/01/2019		250	252
8.750% due 03/15/2032		250	264

Sprint Nextel Corp.
8.375% due 08/15/2017		500	545

			3,667

Total Corporate Bonds & Notes (Cost $64,264)			65,192

		SHARES
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Citigroup Capital XIII
7.875% due 10/30/2040 (a)		1,000	25

Total Preferred Securities (Cost $25)			25

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 37.2%

REPURCHASE AGREEMENTS 16.6%

Barclays Capital, Inc.
0.190% due 10/01/2010		$5,800	5,800
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $5,921. Repurchase proceeds are $5,800.)

Credit Suisse Securities (USA) LLC
0.200% due 10/01/2010		1,500	1,500
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.375% due 09/30/2012 valued at $1,536. Repurchase proceeds are $1,500.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010		5,800	5,800
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $5,936. Repurchase proceeds are $5,800.)

See Accompanying Notes	Semiannual Report	September 30, 2010	165

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 10/01/2010	$842	$842
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $862. Repurchase proceeds are $842.)

		13,942

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 20.6%
1,726,893	17,300

Total Short-Term Instruments (Cost $31,243)	31,242

Total Investments 118.1% (Cost $98,179)	$99,113

Other Assets and Liabilities (Net) (18.1%)	(15,198)

Net Assets 100.0%	$83,915

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Payment in-kind bond security.
(c)	Security becomes interest bearing at a future date.
(d)	Affiliated to the Fund.
(e)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-14 5-Year Index	CITI	5.000%	06/20/2015	$	1,000	$(7)	$(19)	$12
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		11,000	(273)	(311)	38

						$(280)	$(330)	$50

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	721	11/2010	BNP	$0	$(9)	$(9)
Sell		5,346	11/2010	CITI	0	(250)	(250)
Sell		797	11/2010	RBS	0	(47)	(47)
Sell	GBP	201	12/2010	CITI	0	0	0

					$0	$(306)	$(306)

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$464	$2,190	$0	$2,654
Corporate Bonds & Notes
Banking & Finance	0	12,368	303	12,671
Industrials	1,039	47,815	0	48,854
Utilities	0	3,667	0	3,667
Preferred Securities
Banking & Finance	25	0	0	25
Short-Term Instruments
Repurchase Agreements	0	13,942	0	13,942
PIMCO Short-Term Floating NAV Portfolio	17,300	0	0	17,300
Investments, at value	$18,828	$79,982	$303	$99,113

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$50	$0	$50

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	$0	$(306)	$0	$(306)

Totals	$18,828	$79,726	$303	$98,857

166	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 09/15/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$301	$0	$0	$0	$2	$0	$0	$303	$2

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(h)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on swap agreements	$0	$0	$50	$0	$0	$50

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$306	$0	$0	$0	$306

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$0	$0	$4	$0	$0	$4

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$0	$0	$50	$0	$0	$50
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(306)	0	0	0	(306)

	$0	$(306)	$50	$0	$0	$(256)

(1)	See note 5 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Semiannual Report	September 30, 2010	167

Schedule of Investments  PIMCO Income Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 2.7%

American General Finance Corp.
7.250% due 04/21/2015		$14,145	$14,239

CIT Group, Inc.
6.250% due 08/11/2015		31,000	31,305

Ford Motor Co.
3.010% due 12/15/2013		4,000	3,929

Graham Packaging Co. LP
6.000% due 09/23/2016		1,000	1,009

HCA, Inc.
2.539% due 11/17/2013		15,000	14,460

International Lease Finance Corp.
6.750% due 03/17/2015		1,700	1,730
7.000% due 03/17/2016		1,300	1,320

Texas Competitive Electric Holdings Co. LLC
3.758% due 10/10/2014		3,986	3,084
4.033% due 10/10/2014		5	4

Total Bank Loan Obligations (Cost $70,374)			71,080

CORPORATE BONDS & NOTES 28.6%

BANKING & FINANCE 15.2%

ABN AMRO North American Holding Preferred Capital Repackage Trust I
6.523% due 12/29/2049		3,000	2,730

Ally Financial, Inc.
6.000% due 04/01/2011		300	301
6.000% due 03/15/2019		1,190	1,036
6.200% due 03/15/2016		2,652	2,486
7.000% due 05/15/2018		2,380	2,246
7.100% due 01/15/2013		3,000	3,000
7.250% due 09/15/2017		1,778	1,755
7.500% due 12/31/2013		5,400	5,792
7.500% due 11/15/2016		2,040	2,024
8.000% due 03/15/2020		1,500	1,642
8.000% due 11/01/2031		1,000	1,055

American General Finance Corp.
6.900% due 12/15/2017		1,000	840

American International Group, Inc.
4.250% due 05/15/2013		500	519
5.000% due 06/26/2017	EUR	500	645
5.450% due 05/18/2017		$515	527
5.750% due 03/15/2067	GBP	9,000	10,321
5.850% due 01/16/2018		$3,000	3,120
5.950% due 10/04/2010	GBP	1,000	1,571
6.250% due 05/01/2036		$2,650	2,584
8.175% due 05/15/2068		75	76
8.250% due 08/15/2018		1,500	1,755
8.625% due 05/22/2068	GBP	1,000	1,500

AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$1,700	1,801
6.500% due 04/15/2040		4,200	4,390

Banco do Brasil S.A.
6.000% due 01/22/2020		4,000	4,480

Bank of America Corp.
6.000% due 09/01/2017		500	542

Barclays Bank PLC
7.434% due 09/29/2049		375	386

Bear Stearns Cos. LLC
6.400% due 10/02/2017 (j)		11,000	12,831
6.950% due 08/10/2012		137	151

BNP Paribas
7.195% due 06/29/2049		2,025	2,025

Cantor Fitzgerald LP
6.375% due 06/26/2015		7,000	7,205
7.875% due 10/15/2019		2,000	2,103

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Capital One Capital V
10.250% due 08/15/2039		$300	$327

Centurion CDO III Ltd.
0.902% due 04/11/2013		1,461	1,402

CIT Group, Inc.
7.000% due 05/01/2013		1,441	1,456
7.000% due 05/01/2014		361	363
7.000% due 05/01/2015		362	361
7.000% due 05/01/2016		1,603	1,587
7.000% due 05/01/2017		6,344	6,241

Citigroup Capital XXI
8.300% due 12/21/2077		475	501

Citigroup, Inc.
2.384% due 08/13/2013		5,000	5,039
6.000% due 08/15/2017		500	541

Credit Agricole S.A.
5.136% due 12/29/2049	GBP	8,000	10,933

FCE Bank PLC
7.125% due 01/16/2012	EUR	6,450	9,123
7.125% due 01/15/2013		1,600	2,274
9.375% due 01/17/2014		1,000	1,522

Ford Motor Credit Co. LLC
6.625% due 08/15/2017		$3,000	3,201
7.500% due 08/01/2012		500	531
12.000% due 05/15/2015		12,000	15,133

General Electric Capital Corp.
0.648% due 04/10/2012		1,060	1,055
4.375% due 09/16/2020 (j)		20,000	20,114
6.875% due 01/10/2039 (j)		4,000	4,609

GMAC International Finance BV
7.500% due 04/21/2015	EUR	7,500	10,506

Goldman Sachs Group, Inc.
1.246% due 01/30/2017		10,000	12,009
6.250% due 09/01/2017		$500	561

HBOS PLC
6.750% due 05/21/2018		500	503

Ineos Finance PLC
9.000% due 05/15/2015		900	944

ING Bank NV
1.089% due 03/30/2012		5,000	4,985

International Lease Finance Corp.
5.300% due 05/01/2012		50	50
5.350% due 03/01/2012		150	152
5.400% due 02/15/2012		150	151
5.625% due 09/20/2013		500	493
5.750% due 06/15/2011		200	202
5.875% due 05/01/2013		2,950	2,965
6.500% due 09/01/2014		500	539
6.750% due 09/01/2016		2,500	2,687
7.125% due 09/01/2018		25,900	28,037
8.625% due 09/15/2015		25	27
8.750% due 03/15/2017		1,500	1,612

Marina District Finance Co., Inc.
9.875% due 08/15/2018		1,000	970

Merrill Lynch & Co., Inc.
1.428% due 09/14/2018	EUR	3,000	3,370

Morgan Stanley
1.218% due 03/01/2013		1,250	1,623
1.260% due 01/16/2017		10,000	12,034

Nomura Holdings, Inc.
6.700% due 03/04/2020		3,800	4,350

NSG Holdings LLC
7.750% due 12/15/2025		$225	206

Provident Funding Associates
10.250% due 04/15/2017		6,925	7,167

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Qatari Diar Finance QSC
5.000% due 07/21/2020		$10,000	$10,539

Rabobank Nederland NV
6.875% due 03/19/2020	EUR	7,000	9,261

Reckson Operating Partnership LP
7.750% due 03/15/2020		$12,955	13,123

Regions Financial Corp.
7.750% due 11/10/2014		9,750	10,574

Royal Bank of Scotland Group PLC
0.728% due 04/11/2016		2,500	2,121
1.029% due 09/29/2015		7,000	6,011
3.950% due 09/21/2015		5,000	5,059
5.625% due 08/24/2020		20,000	21,006

SLM Corp.
0.728% due 10/25/2011		1,060	1,012
1.149% due 11/15/2011	EUR	1,000	1,299
5.000% due 06/15/2018		$125	100
8.000% due 03/25/2020		6,120	6,082
8.450% due 06/15/2018		10,750	10,872

SLM Corp. CPI Linked Bond
2.533% due 03/15/2012		269	253
3.503% due 06/15/2013		260	233

Sydney Airport Finance Co. Pty Ltd.
5.125% due 02/22/2021 (c)		3,000	2,997

UBS AG
4.875% due 08/04/2020		13,000	13,734

UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	100	143

Virgin Media Secured Finance PLC
6.500% due 01/15/2018		$150	159

Waha Aerospace BV
3.925% due 07/28/2020		17,500	18,019

			398,492

INDUSTRIALS 11.3%

Air Canada
9.250% due 08/01/2015		500	508

Alere, Inc.
8.625% due 10/01/2018		800	814

Alliant Techsystems, Inc.
6.875% due 09/15/2020		1,000	1,021

American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012		10	10

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		1,973	2,328

AmeriGas Partners LP
7.125% due 05/20/2016		180	189

Anadarko Petroleum Corp.
6.200% due 03/15/2040		1,400	1,369
6.375% due 09/15/2017		15,300	16,884
6.450% due 09/15/2036		6,500	6,528

Angel Lux Common S.A.
8.875% due 05/01/2016		305	326

ARAMARK Corp.
8.500% due 02/01/2015		1,000	1,045

Arch Coal, Inc.
7.250% due 10/01/2020		400	424

Ardagh Packaging Finance PLC
7.375% due 10/15/2017 (c)	EUR	200	273
9.250% due 10/15/2020 (c)		100	136

Bausch & Lomb, Inc.
9.875% due 11/01/2015		1,250	1,336

168	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BE Aerospace, Inc.
6.875% due 10/01/2020	$1,000	$1,025

Berry Plastics Corp.
8.875% due 09/15/2014	1,000	976

BioMed Realty LP
6.125% due 04/15/2020	2,000	2,180

Biomet, Inc.
11.625% due 10/15/2017	1,600	1,790

BorgWarner, Inc.
4.625% due 09/15/2020	3,000	3,053

Building Materials Corp. of America
7.500% due 03/15/2020	1,000	1,010

Cablevision Systems Corp.
8.000% due 04/15/2020	1,200	1,298

Capella Healthcare, Inc.
9.250% due 07/01/2017	850	912

CCO Holdings LLC
7.250% due 10/30/2017	1,000	1,019
7.875% due 04/30/2018	300	313
8.125% due 04/30/2020	1,300	1,384

Cedar Fair LP
9.125% due 08/01/2018	500	528

Celanese U.S. Holdings LLC
6.625% due 10/15/2018	125	128

Chemtura Corp.
7.875% due 09/01/2018	800	838

Chesapeake Energy Corp.
6.625% due 08/15/2020	500	525
9.500% due 02/15/2015	1,000	1,162

Cie Generale de Geophysique-Veritas
9.500% due 05/15/2016	350	380

Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017	625	666

Coffeyville Resources LLC
9.000% due 04/01/2015	750	795

Comcast Corp.
5.900% due 03/15/2016	500	578

Community Health Systems, Inc.
8.875% due 07/15/2015	700	746

Consol Energy, Inc.
8.250% due 04/01/2020	650	713

Continental Airlines, Inc.
6.750% due 09/15/2015	3,750	3,820

Continental Resources, Inc.
7.125% due 04/01/2021	75	78
7.375% due 10/01/2020	500	530

Cooper-Standard Automotive, Inc.
8.500% due 05/01/2018	1,000	1,042

CVS Pass-Through Trust
7.507% due 01/10/2032	4,946	5,819

Delhaize America, Inc.
8.050% due 04/15/2027	25	29

Delta Air Lines 2010-1 Class A Pass-Through Trust
6.200% due 07/02/2018	8,600	8,944

Denbury Resources, Inc.
8.250% due 02/15/2020	550	603

Devon Financing Corp. ULC
6.875% due 09/30/2011	500	529

DISH DBS Corp.
7.125% due 02/01/2016	1,300	1,373

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		$17	$17

Eaton Vance Corp.
6.500% due 10/02/2017		1,000	1,186

El Paso Corp.
6.875% due 06/15/2014		325	349
7.750% due 01/15/2032		2,300	2,399
8.050% due 10/15/2030		1,700	1,779

Energy Transfer Equity LP
7.500% due 10/15/2020		675	714

Enterprise Products Operating LLC
8.375% due 08/01/2066		370	387

FBG Finance Ltd.
5.125% due 06/15/2015		2,000	2,210

Ferrellgas Partners LP
8.625% due 06/15/2020		1,000	1,078

Fidelity National Information Services, Inc.
7.625% due 07/15/2017		150	161

Forest Oil Corp.
8.500% due 02/15/2014		200	220

Gazprom Via Gaz Capital S.A.
7.288% due 08/16/2037		10,000	11,168
9.250% due 04/23/2019		10,000	12,500

Georgia-Pacific LLC
7.000% due 01/15/2015		200	209
8.000% due 01/15/2024		175	197
8.875% due 05/15/2031		150	172

Global Geophysical Services, Inc.
10.500% due 05/01/2017		400	409

Goodyear Tire & Rubber Co.
8.250% due 08/15/2020		500	529

Graham Packaging Co. LP
8.250% due 10/01/2018		800	817

Graphic Packaging International, Inc.
7.875% due 10/01/2018		500	516

Harvest Operations Corp.
6.875% due 10/01/2017 (c)		750	771

HCA, Inc.
2.540% due 11/17/2013		8,000	7,720
7.250% due 09/15/2020		6,000	6,450
7.875% due 02/15/2020		4,500	4,944
8.500% due 04/15/2019		3,700	4,144
9.125% due 11/15/2014		225	238
9.250% due 11/15/2016		8,700	9,440

HeidelbergCement Finance BV
6.750% due 12/15/2015	EUR	6,000	8,507
7.500% due 10/31/2014		2,000	2,904
7.500% due 04/03/2020		3,000	4,105
8.500% due 10/31/2019		5,000	7,293

Huntsman International LLC
8.625% due 03/15/2021		$800	832

Insight Communications Co., Inc.
9.375% due 07/15/2018		800	854

Intelsat Corp.
9.250% due 08/15/2014		250	260
9.250% due 06/15/2016		410	439

Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		1,000	1,010
9.500% due 06/15/2016		50	54

Interactive Data Corp.
10.250% due 08/01/2018		250	269

Intergen NV
9.000% due 06/30/2017		1,000	1,062

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

inVentiv Health, Inc.
10.000% due 08/15/2018	$250	$249

Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	5,000	5,424

LifePoint Hospitals, Inc.
6.625% due 10/01/2020	575	588

Linn Energy LLC
7.750% due 02/01/2021	1,000	1,014
8.625% due 04/15/2020	575	612

Lyondell Chemical Co.
8.000% due 11/01/2017	15,375	16,836
11.000% due 05/01/2018	1,000	1,111

McClatchy Co.
11.500% due 02/15/2017	450	481

McJunkin Red Man Corp.
9.500% due 12/15/2016	250	221

MGM Resorts International
10.375% due 05/15/2014	700	782

Michael Foods, Inc.
9.750% due 07/15/2018	400	430

Mueller Water Products, Inc.
8.750% due 09/01/2020	750	791

Mylan, Inc.
7.875% due 07/15/2020	300	323

NBTY, Inc.
9.000% due 10/01/2018 (c)	100	106

Newfield Exploration Co.
6.875% due 02/01/2020	50	53
7.125% due 05/15/2018	550	590

NFR Energy LLC
9.750% due 02/15/2017	500	502

Nielsen Finance LLC
7.750% due 10/15/2018 (c)	250	248

Northwest Airlines 2002-1 Class G-1 Pass-Through Trust
1.095% due 05/20/2014	3,314	3,124

Omnicom Group, Inc.
4.450% due 08/15/2020	7,000	7,211

OPTI Canada, Inc.
8.250% due 12/15/2014	250	191
9.000% due 12/15/2012	750	763

OXEA Finance
9.500% due 07/15/2017	750	812

Patheon, Inc.
8.625% due 04/15/2017	100	103

Penn Virginia Resource Partners LP
8.250% due 04/15/2018	400	416

Petrohawk Energy Corp.
7.250% due 08/15/2018	1,000	1,025

Petroleos Mexicanos
5.500% due 01/21/2021	10,000	10,700

PHH Corp.
9.250% due 03/01/2016	1,000	1,045

Pinafore LLC
9.000% due 10/01/2018	800	844

Plains Exploration & Production Co.
7.625% due 04/01/2020	1,400	1,475

President and Fellows of Harvard College
5.625% due 10/01/2038	1,000	1,172

Pride International, Inc.
6.875% due 08/15/2020	600	656
7.875% due 08/15/2040	800	887

See Accompanying Notes	Semiannual Report	September 30, 2010	169

Schedule of Investments  PIMCO Income Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Punch Taverns Finance B Ltd.
7.369% due 06/30/2022	GBP	6,000	$9,443

Punch Taverns Finance PLC
5.883% due 10/15/2026		6,234	9,089

Quebecor Media, Inc.
7.750% due 03/15/2016		$700	725

Quicksilver Resources, Inc.
9.125% due 08/15/2019		1,500	1,652

Range Resources Corp.
7.500% due 10/01/2017		75	80
8.000% due 05/15/2019		1,100	1,207

RBS Global, Inc.
8.500% due 05/01/2018		750	766

Reynolds Group Issuer, Inc.
8.500% due 05/15/2018		1,000	983

SandRidge Energy, Inc.
8.625% due 04/01/2015 (d)		550	553

Scientific Games Corp.
8.125% due 09/15/2018		1,000	1,025

SPX Corp.
6.875% due 09/01/2017		100	107

Suburban Propane Partners LP
7.375% due 03/15/2020		250	267

SunGard Data Systems, Inc.
9.125% due 08/15/2013		320	328

Teck Resources Ltd.
4.500% due 01/15/2021		5,000	5,190

Tenet Healthcare Corp.
8.875% due 07/01/2019		2,500	2,772

Thermon Industries, Inc.
9.500% due 05/01/2017		600	630

Times Square Hotel Trust
8.528% due 08/01/2026		2,187	2,228

Transocean, Inc.
6.500% due 11/15/2020		750	818

TRW Automotive, Inc.
7.250% due 03/15/2017		500	534

UAL 2009-1 Pass-Through Trust
10.400% due 05/01/2018		1,705	1,902

UAL 2009-2A Pass-Through Trust
9.750% due 01/15/2017		6,262	6,904

UHS Escrow Corp.
7.000% due 10/01/2018		825	856

Valeant Pharmaceuticals International
6.750% due 10/01/2017		100	102
7.000% due 10/01/2020		500	513
7.625% due 03/15/2020		125	159

Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018		1,000	1,013

Vertellus Specialties, Inc.
9.375% due 10/01/2015		500	520

Warner Chilcott Co. LLC
7.750% due 09/15/2018		1,250	1,291

Weyerhaeuser Co.
7.375% due 03/15/2032		1,000	1,021
7.950% due 03/15/2025		300	325

Whiting Petroleum Corp.
6.500% due 10/01/2018		900	925

Wind Acquisition Finance S.A.
11.750% due 07/15/2017		1,000	1,126

Windstream Corp.
8.125% due 09/01/2018		500	520
8.625% due 08/01/2016		550	584

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WMG Acquisition Corp.
9.500% due 06/15/2016	$500	$538

Wynn Las Vegas LLC
7.750% due 08/15/2020	1,000	1,060

		294,831

UTILITIES 2.1%

AES Corp.
8.000% due 10/15/2017	325	353
8.000% due 06/01/2020	50	54
8.875% due 02/15/2011	50	52
9.750% due 04/15/2016	1,500	1,732

AES Ironwood LLC
8.857% due 11/30/2025	198	204

Berry Petroleum Co.
10.250% due 06/01/2014	250	283

BP Capital Markets PLC
0.422% due 04/11/2011	1,300	1,296
4.500% due 10/01/2020 (c)	8,700	8,915
4.750% due 03/10/2019 (j)	13,200	13,827

Calpine Corp.
7.875% due 07/31/2020	3,000	3,097

Cricket Communications, Inc.
10.000% due 07/15/2015	150	163

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	250	351

El Paso Performance-Linked Trust
7.750% due 07/15/2011	250	260

Energy Future Holdings Corp.
9.750% due 10/15/2019	100	98
10.000% due 01/15/2020	3,000	2,993

Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019	600	587

Frontier Communications Corp.
7.125% due 03/15/2019	1,200	1,236

Inergy LP
7.000% due 10/01/2018	1,000	1,030

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	75	81
8.625% due 11/14/2011	25	26

Korea Electric Power Corp.
3.000% due 10/05/2015 (c)	2,000	1,999

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	250	263

Midwest Generation LLC
8.560% due 01/02/2016	798	789

NGPL PipeCo LLC
7.119% due 12/15/2017	500	543
7.768% due 12/15/2037	1,000	1,038

NRG Energy, Inc.
7.375% due 01/15/2017	1,500	1,541
8.250% due 09/01/2020	3,300	3,420

Qwest Corp.
7.500% due 06/15/2023	2,000	2,020

RRI Energy, Inc.
7.875% due 06/15/2017	500	469

Sithe Independence Funding Corp.
9.000% due 12/30/2013	377	391

Sprint Capital Corp.
6.900% due 05/01/2019	300	303
8.750% due 03/15/2032	1,500	1,582

Sprint Nextel Corp.
6.000% due 12/01/2016	160	159

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Telecom Italia Capital S.A.
7.200% due 07/18/2036	$4,300	$4,637

		55,792

Total Corporate Bonds & Notes (Cost $699,932)		749,115

CONVERTIBLE BONDS & NOTES 0.3%

BANKING & FINANCE 0.0%

U.S. Bancorp
0.000% due 09/20/2036	305	286

INDUSTRIALS 0.3%

Chesapeake Energy Corp.
2.500% due 05/15/2037	1,200	1,050

Owens-Brockway Glass Container, Inc.
3.000% due 06/01/2015	400	394

Transocean, Inc.
1.500% due 12/15/2037	5,000	4,919

		6,363

Total Convertible Bonds & Notes (Cost $6,075)		6,649

MUNICIPAL BONDS & NOTES 1.0%

CALIFORNIA 0.7%

Alameda County, California Oakland Unified School District General Obligation Bonds, Series 2009
9.500% due 08/01/2034	300	342

California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.918% due 04/01/2040	7,000	7,593
7.043% due 04/01/2050	2,340	2,580

Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.750% due 08/01/2049	7,000	7,837

		18,352

MICHIGAN 0.2%

Michigan State Municipal Bond Authority Revenue Notes, Series 2010
5.000% due 03/21/2011	5,000	5,004

NEW YORK 0.1%

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.508% due 08/01/2037	2,000	2,081

OHIO 0.0%

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
5.939% due 02/15/2047	1,500	1,538

Total Municipal Bonds & Notes (Cost $25,552)		26,975

U.S. GOVERNMENT AGENCIES 40.1%

Fannie Mae
0.316% due 12/25/2036 (j)	187	184
0.376% due 03/25/2034 (j)	84	83
0.406% due 08/25/2034 (j)	33	31
0.606% due 11/25/2032	10	10
0.606% due 03/25/2044 (j)	53	52
0.656% due 06/25/2029	14	14
0.656% due 09/25/2032 - 08/25/2036 (j)	101	101

170	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.657% due 04/18/2028 - 09/18/2031	$24	$24
0.681% due 11/25/2021	15	15
0.731% due 07/25/2021	22	22
0.981% due 08/25/2022	12	11
1.081% due 05/25/2022	10	10
1.131% due 05/25/2018 (j)	35	36
1.131% due 10/25/2020	14	14
1.181% due 04/25/2021	11	11
1.181% due 05/25/2021 - 10/25/2021 (j)	68	70
1.481% due 01/25/2024 (j)	38	38
1.580% due 11/01/2028 (j)	691	707
1.581% due 11/25/2021 (j)	46	47
1.586% due 10/01/2044	16	16
1.786% due 10/01/2040 (j)	150	152
1.991% due 11/01/2033 (j)	118	122
2.040% due 03/25/2022	22	22
2.070% due 02/01/2032 (j)	72	75
2.090% due 09/25/2022 - 12/01/2035	47	48
2.135% due 12/01/2034 (j)	235	242
2.140% due 01/25/2022 (j)	60	62
2.177% due 07/01/2019 (j)	76	79
2.195% due 01/01/2018 (j)	60	62
2.215% due 01/01/2035 (j)	134	138
2.253% due 09/25/2022	11	11
2.282% due 08/01/2033 (j)	181	189
2.330% due 06/01/2025	4	4
2.500% due 07/01/2025 - 07/01/2032 (j)	324	339
2.504% due 09/01/2033 (j)	52	54
2.516% due 04/01/2033	11	11
2.547% due 07/01/2035 (j)	42	44
2.553% due 10/01/2035 (j)	432	455
2.565% due 05/01/2024 (j)	49	51
2.566% due 07/01/2032 (j)	39	41
2.575% due 05/01/2024 (j)	111	116
2.590% due 12/01/2032 (j)	47	49
2.594% due 12/01/2033 (j)	111	116
2.605% due 08/01/2032 (j)	31	32
2.607% due 03/01/2033 (j)	342	358
2.637% due 04/01/2032 (j)	87	91
2.648% due 02/01/2032	21	22
2.650% due 11/01/2033	15	15
2.661% due 07/01/2025	3	3
2.670% due 03/01/2034 (j)	46	48
2.681% due 12/01/2035	7	7
2.683% due 05/01/2018	18	18
2.722% due 10/01/2025 (j)	72	76
2.798% due 04/01/2024	18	19
2.807% due 07/01/2036 (j)	68	72
2.880% due 06/01/2019	17	18
2.949% due 01/01/2018	7	7
2.949% due 03/01/2036 (j)	359	377
2.968% due 08/01/2032	26	27
2.971% due 01/01/2035 (j)	247	260
2.983% due 10/01/2034 (j)	220	231
3.034% due 10/01/2032 (j)	37	38
3.040% due 04/01/2017	5	5
3.041% due 07/01/2017 - 07/01/2018	41	42
3.041% due 05/01/2018 - 07/01/2018 (j)	82	84
3.047% due 11/01/2020	13	13
3.047% due 11/01/2020 (j)	50	50
3.073% due 03/01/2020	11	11
3.075% due 09/01/2017	11	11
3.075% due 03/01/2033 (j)	69	70
3.125% due 08/01/2018 (j)	35	35
3.125% due 12/01/2020	11	11
3.170% due 01/01/2019	9	9
3.250% due 09/01/2024 (j)	253	263
3.258% due 01/01/2028	4	4
3.287% due 12/01/2027	6	6
3.325% due 08/01/2017	18	19

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.328% due 09/01/2017	$14	$15
3.359% due 07/01/2017	3	3
3.396% due 11/01/2018	1	1
3.468% due 07/01/2032 (j)	661	689
3.500% due 02/01/2028	4	4
3.547% due 10/01/2025	4	5
3.570% due 08/01/2026	17	17
3.575% due 08/01/2017	15	15
3.591% due 07/01/2026	14	14
3.658% due 05/01/2019	9	10
3.661% due 05/01/2028	9	10
3.664% due 09/01/2035 (j)	43	45
3.718% due 01/01/2029 (j)	166	170
3.729% due 07/01/2018	7	7
3.733% due 06/01/2032 (j)	358	375
3.875% due 07/01/2017 - 01/01/2027	27	28
4.000% due 06/01/2017 - 10/01/2040	53,121	54,599
4.000% due 01/01/2039 - 10/01/2040 (j)	269,648	277,491
4.013% due 03/01/2016	4	5
4.136% due 04/01/2028	19	20
4.221% due 12/01/2027 (j)	27	28
4.278% due 01/01/2018	6	7
4.324% due 11/01/2029 (j)	76	80
4.375% due 10/01/2016 - 11/01/2016	15	15
4.382% due 09/01/2030 (j)	73	76
4.395% due 09/01/2031 (j)	161	166
4.500% due 09/01/2016 - 09/01/2017	16	16
4.500% due 02/01/2039 - 07/25/2040 (j)	342,114	358,785
4.668% due 09/01/2024	6	7
4.975% due 09/01/2022 (j)	30	31
5.000% due 01/01/2016 - 06/25/2043 (j)	507	539
5.136% due 09/01/2018	22	24
5.299% due 10/01/2033	8	9
5.500% due 11/25/2032 - 04/25/2037	31,614	34,499
5.500% due 04/01/2033 - 06/01/2048 (j)	156,094	166,620
5.525% due 03/01/2036 (j)	62	65
5.814% due 02/25/2037 (b)(j)	5,956	739
5.967% due 10/01/2036 (j)	58	62
6.000% due 06/25/2029 - 09/01/2037 (j)	12,499	13,599
6.094% due 01/25/2040 (b)(j)	14,383	2,218
6.194% due 10/25/2039 (b)(j)	17,785	1,903
6.244% due 02/25/2037 (b)(j)	15,224	2,453
6.294% due 10/25/2036 (b)(j)	10,053	1,337
6.418% due 04/01/2027 (j)	131	132
6.500% due 06/25/2028 - 10/25/2031 (j)	389	434
6.500% due 02/01/2036	712	776
6.850% due 12/18/2027 (j)	38	43
6.900% due 05/25/2023 (j)	138	156
7.000% due 07/25/2022 - 08/01/2036 (j)	1,451	1,618
7.000% due 12/25/2023	57	66
7.202% due 01/17/2040 (j)	2,630	2,747
7.381% due 06/25/2042	64	76
7.500% due 07/25/2022 - 06/25/2042 (j)	268	310
7.500% due 10/25/2022 - 12/25/2030	36	41
7.660% due 05/01/2015 (j)	909	982
8.000% due 07/25/2022 (j)	39	47
8.600% due 08/25/2019 (j)	274	314

Freddie Mac
0.000% due 07/15/2034 (b)	5,390	866
0.362% due 03/09/2011 (i)	23	23
0.365% due 08/05/2011 (i)	221	221

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.593% due 04/01/2011 (i)	$6,545	$6,550
1.786% due 07/25/2044 (j)	35	35
2.125% due 04/01/2017 (j)	298	306
2.227% due 05/01/2035 (j)	287	298
2.358% due 06/01/2033 (j)	51	53
2.359% due 02/01/2033	6	6
2.374% due 08/01/2034	4	4
2.500% due 10/01/2024 (j)	49	51
2.509% due 09/01/2023 (j)	37	38
2.561% due 05/01/2029 (j)	123	129
2.598% due 05/01/2033 (j)	60	62
2.611% due 10/01/2026	4	4
2.622% due 01/01/2033 (j)	28	29
2.625% due 07/01/2017 (j)	40	42
2.633% due 04/01/2033	5	6
2.635% due 07/01/2025 (j)	86	90
2.653% due 11/01/2031 (j)	87	90
2.670% due 09/01/2033 (j)	385	402
2.685% due 01/01/2035 (j)	289	302
2.701% due 07/01/2033 (j)	49	51
2.702% due 01/01/2033 (j)	27	28
2.709% due 07/01/2034 (j)	282	294
2.724% due 10/01/2032 (j)	90	94
2.738% due 09/01/2034	233	243
2.752% due 03/01/2031 (j)	134	141
2.755% due 12/01/2034 (j)	64	67
2.771% due 09/01/2024 (j)	36	38
2.798% due 08/01/2024 (j)	28	29
2.806% due 09/01/2033	18	19
2.855% due 11/01/2029 (j)	641	673
2.879% due 09/01/2032 (j)	189	190
2.890% due 08/01/2034 (j)	263	267
2.902% due 03/01/2032 (j)	636	666
2.913% due 01/01/2035 (j)	229	240
3.012% due 07/01/2024	15	16
3.032% due 07/01/2033 (j)	194	205
3.109% due 06/01/2019	25	26
3.125% due 01/01/2020	22	22
3.146% due 08/01/2035	15	15
3.180% due 02/01/2018 (j)	45	47
3.230% due 09/01/2031 (j)	279	289
3.303% due 02/01/2026 (j)	59	62
3.309% due 11/01/2035 (j)	259	272
3.346% due 11/01/2017	18	18
3.348% due 12/01/2033 (j)	339	357
3.362% due 05/01/2019	8	8
3.735% due 05/01/2019 (j)	312	316
3.755% due 06/01/2019 (j)	55	56
4.000% due 02/15/2017 (j)	59	60
4.386% due 02/01/2015 (j)	57	57
4.504% due 03/01/2025 (j)	51	51
4.867% due 09/01/2018 (j)	37	39
4.880% due 03/01/2025	2	2
5.030% due 04/01/2036 (j)	39	41
5.228% due 02/01/2036 (j)	98	103
5.306% due 09/01/2037 (j)	42	44
5.427% due 09/01/2037	14	15
5.461% due 04/01/2036 (j)	52	55
5.500% due 08/15/2036 - 02/01/2038 (j)	19,164	20,773
5.522% due 05/01/2037 (j)	45	47
5.687% due 06/01/2037	6	6
5.729% due 12/01/2037	24	26
5.744% due 09/01/2037	18	19
5.777% due 11/01/2036	9	10
5.810% due 08/01/2037	3	3
5.826% due 08/01/2037	15	16
5.844% due 01/01/2037 (j)	594	633
5.849% due 09/01/2037 (j)	30	32
5.911% due 08/01/2036	17	18
5.965% due 09/01/2036	10	11
6.000% due 03/15/2017	5	6
6.000% due 08/15/2018 - 02/15/2032 (j)	10,308	11,351
6.040% due 10/01/2035 (j)	285	293
6.172% due 02/01/2037	17	18

See Accompanying Notes	Semiannual Report	September 30, 2010	171

Schedule of Investments  PIMCO Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.443% due 01/15/2036 (b)	$18,465	$2,497
6.500% due 11/15/2021 - 03/15/2024 (j)	367	412
6.500% due 04/15/2029	1,264	1,411
6.750% due 01/15/2024	39	42
6.843% due 06/15/2032 (b)(j)	10,155	1,170
7.000% due 10/15/2013 - 12/01/2047 (j)	2,129	2,399
7.064% due 09/01/2037 (j)	582	622
7.500% due 09/01/2011	16	17
7.500% due 06/01/2014 - 01/15/2023 (j)	624	685
8.500% due 06/15/2031 (j)	624	729
8.763% due 05/15/2023 (j)	53	60
9.000% due 09/15/2020 - 02/15/2021 (j)	296	342
20.261% due 10/15/2031 (j)	460	600

Ginnie Mae
2.000% due 01/20/2035	10	10
2.750% due 01/20/2032 - 03/20/2032 (j)	317	326
3.000% due 10/20/2030 - 10/20/2032 (j)	195	202
3.000% due 12/20/2033	21	21
3.125% due 10/20/2025 - 12/20/2026	30	31
3.250% due 02/20/2029 (j)	39	40
3.375% due 06/20/2022 - 05/20/2029	90	93
3.375% due 04/20/2032 - 06/20/2032 (j)	347	358
3.625% due 08/20/2027	3	3
3.625% due 10/20/2029 (j)	160	165
4.000% due 06/15/2039 - 04/15/2040 (j)	49,358	51,131
4.125% due 08/20/2033	22	23
5.500% due 04/20/2037 (j)	60	68
6.100% due 06/15/2028 - 03/15/2029 (j)	1,783	1,968
6.490% due 01/15/2028 - 01/15/2029 (j)	1,760	1,981
27.274% due 03/20/2031 (j)	1,212	2,031

Small Business Administration
4.628% due 03/10/2013	301	316
5.370% due 04/01/2028	1,648	1,850
7.100% due 02/01/2017	48	53

Vendee Mortgage Trust
6.500% due 09/15/2024	239	254

Total U.S. Government Agencies (Cost $1,029,174)		1,050,868

U.S. TREASURY OBLIGATIONS 6.6%

Treasury Inflation Protected Securities (f)
2.125% due 02/15/2040 (j)	10,087	11,266

U.S. Treasury Notes
2.500% due 06/30/2017	30,200	31,469
3.125% due 05/15/2019	64,500	68,567
3.375% due 11/15/2019	8,700	9,376
3.625% due 08/15/2019	48,200	53,020

Total U.S. Treasury Obligations (Cost $171,914)		173,698

MORTGAGE-BACKED SECURITIES 55.4%

Adjustable Rate Mortgage Trust
2.854% due 03/25/2035	11,046	9,993
3.042% due 01/25/2036	2,299	1,607
3.113% due 05/25/2035	636	632
5.323% due 11/25/2035	1,545	1,239
5.343% due 01/25/2036	1,597	1,401

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Home Mortgage Investment Trust
2.251% due 10/25/2034		$4,323	$3,226
2.678% due 02/25/2045		1,750	1,523
5.350% due 11/25/2045		16,572	12,996

Arkle Master Issuer PLC
0.459% due 02/17/2052		6,000	5,928

Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	8,000	10,891
2.403% due 05/16/2047		4,000	5,446

ASG Resecuritization Trust
5.595% due 03/26/2037		$1,020	1,030

Banc of America Alternative Loan Trust
4.750% due 02/25/2019		102	103
5.500% due 07/25/2020		303	296
6.000% due 03/25/2021		142	136
6.000% due 11/25/2021		1,656	1,537
6.000% due 11/25/2034		141	143
6.000% due 12/25/2034		134	126
6.000% due 06/25/2046		6,525	5,376

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043		112	114
5.634% due 07/10/2046		550	596
6.186% due 06/11/2035		245	257

Banc of America Funding Corp.
0.756% due 06/26/2035		9,443	8,640
0.756% due 07/25/2036		1,925	1,451
0.756% due 07/26/2036		4,965	4,797
2.893% due 05/25/2035		114	33
2.940% due 03/20/2035		2,502	2,439
2.993% due 05/20/2034		1,886	1,755
3.183% due 06/20/2035		152	73
3.205% due 12/20/2034		1,042	723
4.000% due 02/20/2036		159	149
5.500% due 09/25/2035		4,233	3,964
5.500% due 03/25/2036		945	862
5.674% due 05/20/2036		1,607	1,585
5.750% due 10/25/2035		343	323
5.888% due 04/25/2037		785	626
5.929% due 10/20/2046		1,531	1,037
6.000% due 09/25/2036		15,423	11,730

Banc of America Large Loan, Inc.
1.007% due 08/15/2029		3,000	2,448
5.698% due 06/24/2050		4,100	4,525

Banc of America Mortgage Securities, Inc.
0.706% due 01/25/2034		9	9
0.956% due 10/25/2035		336	282
2.792% due 05/25/2034		115	105
2.866% due 06/25/2035		476	410
2.872% due 04/25/2034		113	104
2.900% due 08/25/2034		386	368
2.924% due 03/25/2034		61	59
2.957% due 05/25/2034		1,189	1,112
2.992% due 04/25/2035		1,838	1,449
3.021% due 08/25/2034		226	207
3.161% due 09/25/2034		1,050	997
3.179% due 09/25/2035		1,360	1,093
3.180% due 02/25/2035		4,672	4,094
3.355% due 12/25/2033		38	36
3.414% due 10/25/2034		1,090	1,031
3.422% due 12/25/2033		407	390
3.470% due 11/25/2035		2,884	2,191
3.499% due 01/25/2034		807	765
3.516% due 02/25/2034		278	253
3.530% due 07/20/2032		171	168
3.969% due 10/25/2035		174	146
5.134% due 09/25/2035		1,340	1,297
5.227% due 12/25/2034		548	523
5.375% due 06/25/2035		6,507	6,104
6.000% due 09/25/2037		2,182	1,974
6.500% due 09/25/2033		139	144

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bancaja Fondo de Titulizacion de Activos
1.011% due 05/22/2050	EUR	9,303	$10,067

BCAP LLC Trust
4.040% due 11/26/2035		$3,119	3,096
4.501% due 11/26/2035		11,000	9,991
5.240% due 05/26/2036		5,380	5,376
5.280% due 10/26/2035		853	851
5.340% due 04/26/2037		868	873
5.347% due 05/26/2047		5,865	6,020
5.490% due 04/26/2037		3,393	3,460
5.500% due 12/26/2035		6,423	6,421
5.769% due 07/26/2037		4,120	4,168

Bear Stearns Adjustable Rate Mortgage Trust
2.550% due 10/25/2035		1,761	1,558
2.616% due 04/25/2034		1,100	1,055
2.939% due 11/25/2034		3,280	2,933
3.063% due 10/25/2035		7,562	6,833
3.118% due 03/25/2035		4,581	3,778
3.199% due 10/25/2034		1,295	1,073
3.284% due 01/25/2035		2,071	1,744
3.580% due 04/25/2034		3,855	3,282
3.691% due 11/25/2034		841	804
4.765% due 04/25/2034		1,871	1,735
4.999% due 07/25/2034		3,991	3,842
5.329% due 03/25/2035		1,374	1,229
5.347% due 05/25/2047		1,692	1,301
5.699% due 02/25/2036		2,184	1,575

Bear Stearns Alt-A Trust
0.416% due 06/25/2046		2,720	1,188
2.725% due 01/25/2035		378	303
2.762% due 03/25/2035		701	498
5.011% due 01/25/2036		3,682	2,200
5.226% due 03/25/2036		373	196
6.160% due 08/25/2036		10,366	6,769

Bear Stearns Alt-A Trust II
5.594% due 09/25/2047		715	456

Bear Stearns Commercial Mortgage Securities
5.694% due 06/11/2050		1,000	1,081
5.808% due 03/13/2040		3,989	3,343
5.907% due 06/11/2040		5,800	6,307
7.000% due 05/20/2030		20,100	22,888

CC Mortgage Funding Corp.
0.386% due 05/25/2048		320	119

Chase Mortgage Finance Corp.
2.904% due 02/25/2037		4,543	4,281
3.146% due 02/25/2037		853	861
5.000% due 11/25/2033		201	210
5.402% due 12/25/2035		3,313	3,141
5.933% due 09/25/2036		15	15
5.949% due 12/25/2037		2,593	2,391
6.000% due 09/25/2036		2,000	1,585
6.000% due 10/25/2036		1,165	1,077
6.000% due 02/25/2037		7,000	5,757
6.000% due 03/25/2037		3,600	3,185
6.000% due 05/25/2037		3,269	2,847

Citicorp Mortgage Securities, Inc.
5.500% due 06/25/2037		6,338	5,804
5.500% due 07/25/2037		7,511	6,573

Citigroup Mortgage Loan Trust, Inc.
2.650% due 12/25/2035		230	209
2.917% due 08/25/2035		1,298	1,226
2.986% due 09/25/2034		8,079	7,661
3.074% due 03/25/2034		36	37
4.900% due 12/25/2035		3,772	3,526
5.118% due 05/25/2035		1,880	1,609
5.214% due 09/25/2035		3,575	3,202
5.320% due 03/25/2036		8,559	6,730
5.548% due 11/25/2036		3,126	2,409

172	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	$6,000	$6,229
5.617% due 10/15/2048	12,860	14,016
5.886% due 11/15/2044	5,924	6,414

CitiMortgage Alternative Loan Trust
5.750% due 12/25/2036	2,000	1,524
5.750% due 03/25/2037	3,400	2,536
6.000% due 07/25/2036	1,768	1,293

Commercial Mortgage Pass-Through Certificates
6.586% due 07/16/2034	14,493	15,900

Countrywide Alternative Loan Trust
0.416% due 02/25/2047	1,583	1,007
0.426% due 01/25/2037	590	325
0.436% due 06/25/2047	14,595	8,152
0.446% due 09/25/2046	13,955	7,297
0.467% due 05/20/2046	1,977	1,060
0.516% due 07/25/2035	96	61
0.536% due 12/25/2035	350	245
0.566% due 08/25/2035	4,817	2,387
0.606% due 09/25/2035	305	178
0.656% due 03/25/2034	48	46
0.706% due 09/25/2035	482	331
1.056% due 01/25/2036	3,144	2,114
1.696% due 07/20/2035	182	110
5.157% due 12/25/2035	1,075	787
5.467% due 09/15/2039	16,230	14,719
5.500% due 08/25/2034	1,200	1,207
5.500% due 02/25/2036	3,417	2,763
5.544% due 03/25/2047	900	875
5.750% due 07/25/2037	1,404	1,059
5.750% due 04/25/2047	1,500	1,003
5.773% due 02/25/2037	4,851	3,495
5.931% due 08/25/2036	1,887	1,301
6.000% due 12/25/2033	115	113
6.000% due 02/25/2034	10	11
6.000% due 04/25/2036	2,999	2,252
6.000% due 02/25/2037	10,000	7,383
6.000% due 04/25/2037	2,001	1,362
6.250% due 08/25/2037	1,777	1,248
6.500% due 06/25/2036	1,351	847
6.500% due 09/25/2036	5,704	3,763
7.000% due 08/25/2034	581	500
7.500% due 12/25/2034	237	239

Countrywide Home Loan Mortgage Pass-Through Trust
0.486% due 05/25/2035	807	527
0.526% due 03/25/2035	1,587	1,204
0.576% due 03/25/2035	255	151
0.626% due 02/25/2035	249	158
2.427% due 09/25/2034	180	118
2.914% due 05/25/2034	684	638
2.916% due 06/25/2033	461	421
3.015% due 07/19/2033	501	453
3.172% due 02/20/2035	4,656	4,078
3.182% due 02/25/2034	204	197
3.251% due 11/20/2034	1,180	1,029
3.291% due 05/19/2033	173	165
3.828% due 02/25/2034	111	101
4.570% due 12/19/2033	488	480
4.669% due 02/20/2036	151	119
5.114% due 02/25/2047	353	215
5.223% due 04/25/2035	846	756
5.250% due 12/25/2027	3,775	3,286
5.500% due 08/25/2035	12,561	10,739
5.500% due 09/25/2035	6,371	5,303
5.500% due 10/25/2035	952	906
5.500% due 01/25/2036	600	557
5.750% due 05/25/2037	1,233	1,107
5.750% due 07/25/2037	5,000	4,267
6.000% due 05/25/2036	1,185	1,051
6.000% due 03/25/2037	3,905	3,230
6.000% due 04/25/2037	1,920	1,633
6.000% due 05/25/2037	21,736	16,728

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 07/25/2037		$4,261	$3,346
6.250% due 09/25/2036		2,000	1,791

Credit Suisse First Boston Mortgage Securities Corp.
0.956% due 11/25/2035		4,984	3,235
1.406% due 03/25/2034		849	719
2.494% due 07/25/2033		185	175
2.682% due 08/25/2033		1,469	1,447
5.250% due 12/25/2020		144	146
5.250% due 08/25/2035		1,226	1,208
5.296% due 03/25/2034		155	133
5.603% due 07/15/2035		500	531
5.750% due 04/22/2033		554	571

Credit Suisse Mortgage Capital Certificates
0.327% due 02/15/2022		3,800	3,521
5.000% due 04/25/2037		2,111	1,965
5.430% due 04/26/2037		2,238	2,233
5.467% due 09/15/2039		1,900	2,003
5.467% due 09/18/2039		5,650	6,155
5.500% due 03/25/2037		2,780	2,592
5.509% due 04/15/2047		3,000	3,232
5.695% due 09/15/2040		3,000	3,013
6.000% due 02/25/2037		2,000	1,760
6.000% due 06/25/2037		14,461	11,860
6.250% due 08/25/2036		6,810	5,335
6.500% due 07/26/2036		912	226

Credit-Based Asset Servicing & Securitization LLC
5.650% due 10/25/2036		312	313

DECO Series
0.902% due 01/27/2020	GBP	9,334	12,550

Deutsche ALT-A Securities, Inc.
0.406% due 02/25/2047		$1,354	739
0.574% due 10/25/2035		16	16
3.109% due 10/25/2035		2,130	1,545
5.000% due 10/25/2018		552	570

Deutsche Mortgage Securities, Inc.
5.205% due 06/26/2035		733	736
5.210% due 06/26/2035		2,042	1,822

Developers Diversified Realty Corp.
5.730% due 10/14/2022		1,800	1,983

Downey Savings & Loan Association Mortgage Loan Trust
0.437% due 04/19/2048		633	255
0.657% due 11/19/2044		362	139
2.628% due 07/19/2044		72	61

E-MAC NL BV
1.064% due 07/25/2036	EUR	1,660	1,885

Eurosail PLC
0.885% due 12/15/2044	GBP	2,670	3,516
0.885% due 03/13/2045		4,115	5,462
0.999% due 03/13/2045	EUR	3,342	4,203
1.039% due 03/13/2045		3,100	3,455

First Horizon Alternative Mortgage Securities
0.626% due 02/25/2037		$894	475
2.373% due 02/25/2035		5,185	4,296
2.374% due 08/25/2035		4,760	3,535

First Horizon Asset Securities, Inc.
0.756% due 03/25/2018		91	86
2.786% due 03/25/2033		273	268
2.800% due 06/25/2034		383	398
2.875% due 06/25/2035		5,786	5,081
2.887% due 10/25/2034		1,409	1,361
5.335% due 02/25/2035		3,345	3,323
5.447% due 01/25/2037		2,572	2,133
5.557% due 10/25/2035		214	190
6.250% due 11/25/2037		1,007	934

First Republic Mortgage Loan Trust
0.607% due 11/15/2031		48	44
0.757% due 11/15/2030		563	537

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		$500	$527

GMAC Mortgage Corp. Loan Trust
3.332% due 05/25/2035		573	477
4.981% due 05/25/2035		394	362
5.255% due 03/18/2035		124	117
5.348% due 11/19/2035		6,329	6,098

Great Hall Mortgages PLC
1.009% due 03/18/2039	EUR	1,155	1,332
1.029% due 06/18/2038		870	1,026

Greenpoint Mortgage Funding Trust
0.436% due 01/25/2037		$2,441	1,477
0.496% due 08/25/2045		971	562
0.516% due 10/25/2045		887	544

GS Mortgage Securities Corp.
7.500% due 10/25/2036		664	692

GS Mortgage Securities Corp. II
1.308% due 03/06/2020		2,000	1,670
1.724% due 08/10/2043 (b)		94,620	8,623
4.592% due 08/10/2043		14,200	15,266
5.560% due 11/10/2039		10,000	10,668

GSAA Trust
6.000% due 04/01/2034		192	201

GSR Mortgage Loan Trust
2.230% due 04/25/2032		51	43
2.844% due 09/25/2035		138	127
2.922% due 08/25/2034		265	222
2.923% due 09/25/2035		360	296
3.086% due 09/25/2034		153	136
5.086% due 04/25/2035		3,588	3,321
5.196% due 11/25/2035		334	326
5.366% due 10/25/2035		5,843	5,508
5.500% due 01/25/2037		16,800	15,252
5.750% due 02/25/2036		4,331	3,993
5.750% due 02/25/2037		540	457
5.764% due 03/25/2037		10,670	9,622
6.000% due 06/25/2036		7,500	6,751
6.000% due 09/25/2036		7,623	6,398
6.500% due 10/25/2036		4,366	3,881

Harborview Mortgage Loan Trust
0.427% due 12/19/2036		505	323
0.447% due 01/19/2038		4,658	2,925
0.467% due 11/19/2036		21,754	13,871
0.477% due 07/19/2047		1,900	1,169
0.497% due 01/19/2036		214	127
0.507% due 01/19/2036		235	146
0.537% due 02/19/2036		4,638	2,812
0.567% due 11/19/2035		1,140	757
0.567% due 08/19/2045		1,027	709
0.637% due 01/19/2035		972	504
0.657% due 11/19/2034		262	153
2.956% due 07/19/2035		6,049	4,898
3.075% due 12/19/2035		316	226
3.331% due 01/19/2035		1,732	1,332
5.750% due 08/19/2036		4,003	2,708
5.916% due 06/19/2036		1,043	575

Indymac INDA Mortgage Loan Trust
5.702% due 07/25/2037		2,444	1,994

Indymac Index Mortgage Loan Trust
0.446% due 09/25/2046		1,200	693
0.466% due 05/25/2046		1,658	942
1.056% due 08/25/2034		255	165
2.612% due 08/25/2035		1,203	910
2.728% due 06/25/2035		331	260
2.829% due 03/25/2035		6,479	5,547
2.915% due 09/25/2036		989	691
3.007% due 03/25/2035		122	113
3.102% due 10/25/2034		234	213
3.106% due 01/25/2035		3,353	2,479
4.958% due 06/25/2037		1,376	753
5.313% due 11/25/2035		3,026	2,336

See Accompanying Notes	Semiannual Report	September 30, 2010	173

Schedule of Investments  PIMCO Income Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.369% due 05/25/2036		$8,336	$6,871
5.428% due 06/25/2036		594	455
5.454% due 12/25/2035		98	74

IntesaBci Sec 2 SRL
1.169% due 08/28/2023	EUR	1,026	1,388

JLOC Ltd.
0.500% due 02/16/2016	JPY	5,579	51

JPMorgan Alternative Loan Trust
0.756% due 06/27/2037		$17,430	15,083
5.550% due 10/25/2036		188	176
5.773% due 05/25/2036		1,149	727

JPMorgan Chase Commercial Mortgage Securities Corp.
2.387% due 06/15/2043 (b)		19,937	1,668
5.721% due 03/18/2051		2,000	1,832

JPMorgan Mortgage Trust
2.694% due 10/25/2033		491	487
2.971% due 07/25/2035		2,110	1,917
2.973% due 07/25/2035		1,146	1,051
3.106% due 08/25/2035		11,081	9,606
3.188% due 04/25/2035		3,894	3,474
3.353% due 10/25/2035		375	324
4.530% due 11/25/2035		1,007	961
5.000% due 07/25/2036		4,415	4,060
5.341% due 10/25/2035		3,498	3,380
5.392% due 01/25/2037		1,750	1,325
5.500% due 01/25/2021		464	469
5.500% due 03/25/2022		429	404
5.500% due 01/25/2036		1,898	1,599
5.587% due 10/25/2035		44	38
5.631% due 04/25/2037		2,000	1,547
5.653% due 06/25/2036		311	244
5.722% due 05/25/2036		6,094	5,317
5.747% due 04/25/2036		3,400	2,837
5.750% due 03/25/2037		2,731	2,320
5.877% due 06/25/2037		6,290	5,635
5.893% due 10/25/2036		26	23
5.915% due 06/25/2036		141	135
6.000% due 08/25/2037		585	518
6.077% due 10/25/2036		1,023	905
6.500% due 09/25/2035		1,592	1,500
7.000% due 08/25/2037		3,533	3,073

Kensington Mortgage Securities PLC
1.048% due 06/14/2040	EUR	5,300	6,116

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038		$500	536
5.430% due 02/15/2040		500	524

Leasimpresa Finance Srl
1.006% due 12/22/2025	EUR	9,135	11,910

Lehman Mortgage Trust
6.405% due 04/25/2036		$5,466	5,111

Lehman XS Trust
0.356% due 05/25/2046		827	421

Mansard Mortgages
1.375% due 12/15/2049	GBP	4,125	5,517

MASTR Adjustable Rate Mortgages Trust
0.496% due 05/25/2037		$786	404
2.526% due 09/25/2033		1,610	1,427
2.561% due 07/25/2035		2,554	1,992
2.760% due 10/25/2032		1,072	1,084
2.903% due 11/21/2034		2,405	2,159
2.930% due 12/21/2034		894	336
2.934% due 04/21/2034		40	40

MASTR Alternative Loans Trust
7.000% due 06/25/2034		83	83

MASTR Asset Securitization Trust
5.500% due 07/25/2033		157	164
6.000% due 10/25/2022		814	763

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Reperforming Loan Trust
0.606% due 05/25/2035		$1,179	$967
6.000% due 08/25/2034		1,153	1,144

MASTR Seasoned Securities Trust
2.958% due 10/25/2032		576	548
4.608% due 10/25/2032		1,120	980
6.500% due 08/25/2032		490	512

Mellon Residential Funding Corp.
0.607% due 11/15/2031		1,724	1,637
0.697% due 12/15/2030		39	36
0.997% due 09/15/2030		481	465

Merrill Lynch Alternative Note Asset
0.556% due 03/25/2037		582	263
5.334% due 06/25/2037		443	229

Merrill Lynch Countrywide Commercial Mortgage Trust
6.163% due 08/12/2049		8,000	8,664

Merrill Lynch Floating Trust
0.796% due 07/09/2021		4,999	4,653

Merrill Lynch Mortgage Investors, Inc.
2.752% due 06/25/2035		3,500	2,954
2.799% due 02/25/2035		7,000	6,436
2.852% due 02/25/2034		512	495
2.999% due 05/25/2034		508	471
3.396% due 09/25/2033		40	39
4.081% due 12/25/2035		271	218
4.936% due 03/25/2036		2,725	1,723
5.250% due 08/25/2036		98	97

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035		927	835
0.596% due 04/25/2028		96	88
1.049% due 01/25/2030		283	264
1.114% due 10/25/2028		503	482
2.023% due 01/25/2029		431	405
2.045% due 01/25/2029		4,842	4,006
2.059% due 05/25/2029		325	325
2.080% due 04/25/2029		1,519	1,471
2.336% due 08/25/2029		1,617	1,557
2.543% due 12/25/2034		3,769	3,562

Morgan Stanley Capital I
5.328% due 11/12/2041		580	622
5.364% due 03/15/2044		11,925	12,421
5.809% due 12/12/2049		1,300	1,378

Morgan Stanley Mortgage Loan Trust
2.177% due 07/25/2034		939	853
2.508% due 07/25/2035		790	570
2.793% due 10/25/2034		367	309
5.175% due 06/25/2036		56	53
5.444% due 12/25/2035		5,454	4,750
5.596% due 07/25/2035		122	112
6.000% due 08/25/2037		2,000	1,810

Morgan Stanley Re-REMIC Trust
6.002% due 08/12/2045		10,100	11,065

Mortgages PLC
0.975% due 10/31/2038	GBP	2,680	3,860

Nemus Funding PLC
0.960% due 02/15/2020		8,329	10,860

Newgate Funding PLC
0.915% due 12/01/2050		3,500	4,354
1.325% due 12/15/2050		253	383

Nomura Asset Acceptance Corp.
5.442% due 02/25/2036		$7,360	5,087
5.500% due 05/25/2033		65	67
5.603% due 02/25/2036		2,543	1,390
6.000% due 05/25/2033		25	26
6.500% due 02/25/2035		511	523
7.000% due 04/25/2033		11	11

OBP Depositor LLC Trust
4.646% due 07/15/2045		8,000	8,667

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Opera Finance PLC
1.025% due 01/15/2015	EUR	9,000	$9,546
1.129% due 02/15/2012		4,499	5,379

Paragon Mortgages PLC
1.319% due 05/15/2034		402	472

Prime Mortgage Trust
7.000% due 07/25/2034		$1,625	1,555

Provident Funding Mortgage Loan Trust
2.820% due 04/25/2034		334	331

RBSCF Trust
5.223% due 08/16/2048		2,008	1,855
5.336% due 05/16/2047		3,276	3,199
6.068% due 09/17/2039		3,000	3,250
6.216% due 12/16/2049		9,500	10,476

RBSSP Resecuritization Trust
5.420% due 12/26/2036		13,008	12,785
5.990% due 10/26/2036		8,192	8,137

Real Estate Capital PLC
0.934% due 07/15/2016	GBP	6,871	9,320
0.987% due 10/20/2014		7,050	10,293

Residential Accredit Loans, Inc.
0.436% due 06/25/2046		$1,484	593
0.506% due 02/25/2036		1,500	647
0.586% due 04/25/2037		2,880	1,510
5.000% due 09/25/2019		492	515
5.500% due 08/25/2034		105	104
6.000% due 10/25/2034		1,011	1,026
6.000% due 08/25/2035		2,330	1,957

Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031		537	548
7.500% due 05/25/2032		233	229
7.500% due 07/25/2032		1,597	1,645

Residential Asset Securitization Trust
4.750% due 02/25/2019		310	316
4.974% due 12/25/2034		1,474	1,492
6.000% due 03/25/2037		1,743	1,230

Residential Funding Mortgage Securities I
3.221% due 09/25/2035		2,967	2,385
5.250% due 01/25/2036		1,787	1,598
5.763% due 07/27/2037		1,046	815
6.048% due 09/25/2036		46	35

RMAC Securities PLC
0.442% due 06/12/2044		1,850	1,472
0.875% due 06/12/2044	GBP	5,994	7,725
0.895% due 06/12/2044		3,100	3,986

Sequoia Mortgage Trust
0.557% due 12/20/2034		$7	6
0.577% due 01/20/2034		320	283
0.607% due 07/20/2033		298	281
0.607% due 09/20/2034		1,275	1,134
0.637% due 10/20/2027		32	29
0.637% due 04/20/2033		468	446
0.657% due 10/20/2027		214	203
0.917% due 06/20/2033		635	578
1.157% due 12/20/2032		174	158
2.536% due 01/20/2047		704	575
5.323% due 02/20/2047		430	354

Structured Adjustable Rate Mortgage Loan Trust
2.463% due 05/25/2034		268	256
2.533% due 06/25/2034		396	371
2.662% due 10/25/2034		466	413
2.666% due 11/25/2034		1,009	811
2.695% due 08/25/2035		4,056	3,308
2.783% due 02/25/2034		2,421	2,331
5.250% due 10/25/2035		275	261
5.400% due 11/25/2035		2,475	2,007
5.888% due 01/25/2036		7,846	5,813
5.894% due 11/25/2035		2,853	2,374

174	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Mortgage Investments, Inc.
0.436% due 09/25/2047		$761	$482
0.446% due 07/25/2046		341	207
0.466% due 08/25/2036		4,753	2,982
0.486% due 07/25/2046		116	29
0.597% due 05/19/2035		4,402	3,296
4.714% due 05/25/2045		323	181

Structured Asset Securities Corp.
0.606% due 04/25/2035		1,008	840
2.547% due 01/25/2034		691	584

Superannuation Members Home Loan Programme
5.990% due 11/07/2040	AUD	1,519	1,466

Thornburg Mortgage Securities Trust
0.384% due 07/25/2036		$1,900	1,888
0.386% due 06/25/2037		1,330	1,305
0.392% due 06/25/2037		989	949
0.476% due 06/25/2047		3,661	3,534
0.796% due 03/25/2044		205	145
0.996% due 09/25/2044		1,820	1,728
2.686% due 12/25/2044		165	147
3.714% due 10/25/2043		1,180	1,134
6.188% due 09/25/2037		8,283	7,901

TIAA Retail Commercial Trust
5.770% due 06/19/2033		9,488	10,133

UBS Commercial Mortgage Trust
0.832% due 07/15/2024		2,000	1,527
0.994% due 07/15/2024		3,442	3,040

Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028		904	917

Vornado DP LLC
4.004% due 09/13/2028		6,900	7,110

Wachovia Bank Commercial Mortgage Trust
0.377% due 09/15/2021		2,000	1,656
5.509% due 04/15/2047		725	722

Wachovia Mortgage Loan Trust LLC
5.211% due 05/20/2036		1,173	1,076
5.429% due 10/20/2035		1,775	1,718
6.271% due 03/20/2037		610	474

WaMu Mortgage Pass-Through Certificates
0.486% due 04/25/2045		3,176	2,627
0.516% due 11/25/2045		708	580
0.546% due 10/25/2045		17,237	14,038
0.546% due 12/25/2045		7,115	5,357
0.566% due 01/25/2045		3,020	2,527
0.576% due 07/25/2045		8,544	7,176
0.712% due 10/25/2044		170	133
0.732% due 07/25/2044		1,213	1,000
0.752% due 11/25/2034		177	115
0.796% due 12/25/2027		284	256
1.036% due 10/25/2045		6,427	5,357
1.070% due 02/25/2047		502	297
1.120% due 06/25/2047		4,926	3,240
1.130% due 04/25/2047		201	130
1.190% due 12/25/2046		139	84
1.370% due 02/25/2046		1,964	1,467
1.440% due 01/25/2046		1,911	1,544
1.570% due 11/25/2042		12	10
2.384% due 03/25/2033		2,252	2,156
2.701% due 06/25/2033		654	649
2.718% due 10/25/2034		1,292	1,201
2.724% due 03/25/2035		5,706	5,158
2.771% due 09/25/2035		692	593
2.803% due 10/25/2035		6,650	5,537
3.003% due 07/25/2042		2,842	2,566
3.253% due 05/25/2046		2,160	1,450
3.253% due 07/25/2046		1,103	777
4.771% due 12/25/2035		516	495
5.140% due 01/25/2036		996	930
5.178% due 03/25/2037		3,143	2,674
5.241% due 02/25/2037		13,902	10,485
5.420% due 01/25/2037		2,115	1,645

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.424% due 12/25/2036		$26,981	$20,249
5.451% due 01/25/2036		2,873	2,634
5.473% due 06/25/2037		3,013	2,240
5.507% due 11/25/2036		626	485
5.539% due 01/25/2036		1,621	1,463
5.680% due 11/25/2036		4,290	3,207
5.693% due 10/25/2036		2,299	1,760
5.746% due 02/25/2037		368	271
5.868% due 09/25/2036		33	27

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.516% due 12/25/2035		884	509

Wells Fargo Mortgage-Backed Securities Trust
0.556% due 04/25/2037		3,343	2,567
2.853% due 02/25/2035		392	359
2.871% due 01/25/2035		10,500	9,105
2.874% due 09/25/2034		162	159
2.886% due 06/25/2035		931	883
2.904% due 03/25/2035		942	898
2.913% due 09/25/2034		559	557
2.914% due 10/25/2034		58	58
2.934% due 04/25/2036		890	844
2.938% due 05/25/2035		1,378	1,274
2.947% due 06/25/2035		630	616
2.955% due 05/25/2035		378	364
2.976% due 09/25/2034		240	239
2.999% due 10/25/2035		1,066	1,026
3.008% due 11/25/2034		873	847
3.039% due 10/25/2034		335	324
3.424% due 04/25/2036		8,466	7,515
3.778% due 06/25/2035		388	388
4.576% due 03/25/2036		5,350	4,573
4.917% due 03/25/2036		3,454	3,112
5.073% due 10/25/2036		71	61
5.289% due 05/25/2035		2,786	2,769
5.292% due 06/26/2035		1,630	1,610
5.300% due 08/25/2036		2,842	2,526
5.442% due 07/25/2036		14,572	11,820
5.500% due 12/25/2033		34	35
5.500% due 04/25/2036		959	892
5.500% due 09/25/2037		1,500	1,415
5.679% due 04/25/2036		6,580	6,156
5.781% due 10/25/2036		22,700	20,322
6.000% due 06/25/2036		2,442	2,228
6.000% due 08/25/2036		5,929	5,196
6.000% due 11/25/2036		2,619	2,383
6.000% due 06/25/2037		12,500	11,116
6.000% due 07/25/2037		3,353	2,902
6.000% due 08/25/2037		2,650	2,501
6.000% due 10/25/2037		1,468	1,357
18.683% due 03/25/2036		879	1,078

Windermere CMBS PLC
0.988% due 04/24/2017	GBP	13,571	17,547
1.074% due 08/22/2016	EUR	4,201	4,956

Total Mortgage-Backed Securities (Cost $1,403,128)			1,451,023

ASSET-BACKED SECURITIES 9.4%

ACE Securities Corp.
0.656% due 02/25/2034		$655	532

Advanta Business Card Master Trust
0.507% due 06/20/2014		2,000	1,693
0.507% due 12/22/2014		1,000	846

AFC Home Equity Loan Trust
0.856% due 09/27/2027		455	233

Ameriquest Mortgage Securities, Inc.
1.531% due 05/25/2033		369	282
3.781% due 11/25/2032 (a)		170	14
5.881% due 02/25/2033 (a)		92	7

AMMC CDO
0.775% due 12/19/2019		6,762	6,195

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amortizing Residential Collateral Trust
0.836% due 07/25/2032		$185	$163

Aquilae CLO PLC
1.341% due 01/17/2023	EUR	6,152	7,345

Argent Securities, Inc.
1.306% due 12/25/2033		$1,091	861

Asset-Backed European Securitisation Transaction SRL
1.561% due 07/01/2013	EUR	138	187

Bayview Financial Acquisition Trust
0.841% due 08/28/2044		$1,426	1,310
5.660% due 12/28/2036		2,400	2,369

Bear Stearns Asset-Backed Securities Trust
0.656% due 10/27/2032		42	33
0.656% due 12/25/2042		1,919	1,719
0.656% due 09/25/2046		2,419	1,474
0.746% due 06/25/2036		400	231
0.756% due 09/25/2034		485	396
0.916% due 10/25/2032		74	70
1.256% due 10/25/2037		148	115
5.250% due 10/25/2033		1,486	1,522
5.500% due 06/25/2034		1,508	1,412
5.500% due 08/25/2036		3,031	1,728

Bear Stearns Second Lien Trust
0.476% due 12/25/2036		627	513

Blackrock Senior Income Series Corp.
0.761% due 04/20/2019		5,480	4,966

BNC Mortgage Loan Trust
0.356% due 03/25/2037		1,300	940

Cairngorm Ltd.
3.374% due 11/20/2016	GBP	1,664	2,464

Carrington Mortgage Loan Trust
0.576% due 10/25/2035		$61	59

Chase Funding Mortgage Loan Asset-Backed Certificates
0.896% due 11/25/2031		40	36

Citigroup Mortgage Loan Trust, Inc.
5.249% due 08/25/2035		956	769

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		6,395	6,752
7.960% due 02/01/2032		1,282	1,097
8.310% due 05/01/2032		3,266	2,682
8.850% due 12/01/2030		2,441	2,010

Conseco Financial Corp.
6.440% due 12/01/2030		13,167	13,188
6.870% due 01/15/2029		326	342
7.410% due 05/01/2031		1,576	1,517

Countrywide Asset-Backed Certificates
0.356% due 09/25/2047		188	183
0.596% due 12/25/2036		1,473	636
5.884% due 01/25/2037		1,714	1,630

First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036		81	80
0.446% due 03/25/2036		755	586
0.536% due 10/25/2035		4,622	4,513

Fremont Home Loan Trust
0.316% due 11/25/2036		42	41

Gia Investment Grade CDO Ltd.
1.212% due 04/01/2013		3,500	2,956

Globaldrive BV
1.267% due 06/20/2015	EUR	200	253

Green Tree
8.970% due 04/25/2038		$5,000	5,607

See Accompanying Notes	Semiannual Report	September 30, 2010	175

Schedule of Investments  PIMCO Income Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Greenpoint Manufactured Housing
8.300% due 10/15/2026		$1,500	$1,539

Greenpoint Mortgage Funding Trust
0.506% due 07/25/2030		133	130

GSAA Trust
0.326% due 03/25/2036		98	77
0.526% due 06/25/2035		519	397
0.626% due 06/25/2035		1,250	787

GSAMP Trust
0.406% due 08/25/2036		200	91
0.496% due 12/25/2035		15,365	12,363

HSBC Home Equity Loan Trust
0.547% due 01/20/2034		2,452	2,220

HSI Asset Securitization Corp. Trust
0.306% due 10/25/2036		132	100
0.306% due 12/25/2036		737	679
0.316% due 05/25/2037		203	198

IMC Home Equity Loan Trust
7.520% due 08/20/2028		165	166

Irwin Home Equity Corp.
0.796% due 07/25/2032		6	3

Italfinance Securitisation Vehicle SRL
0.947% due 01/14/2026	EUR	22,043	28,177

JPMorgan Mortgage Acquisition Corp.
0.306% due 10/25/2036		$121	117
0.316% due 03/25/2047		2,761	2,052

Lehman XS Trust
0.356% due 01/25/2037		1,276	1,161

Long Beach Mortgage Loan Trust
0.586% due 01/25/2046		233	118

MBNA Credit Card Master Note Trust
1.046% due 10/17/2013	EUR	6,000	8,116

Merrill Lynch First Franklin Mortgage Loan Trust
0.496% due 05/25/2037		$2,455	1,178

Merrill Lynch Mortgage Investors, Inc.
0.406% due 11/25/2037		13,100	4,759
0.706% due 02/25/2047		28,558	13,911

Morgan Stanley ABS Capital I
0.436% due 01/25/2036		403	360
0.786% due 09/25/2034		323	266
1.276% due 10/25/2033		692	559
1.336% due 03/25/2033		197	179

Morgan Stanley Home Equity Loan Trust
0.586% due 12/25/2035		390	288

Morgan Stanley Mortgage Loan Trust
5.622% due 01/25/2047		2,098	1,700
6.000% due 07/25/2047		1,426	1,054

Nationstar Home Mortgage LLC
0.896% due 06/25/2034		1,106	748

Navigare Funding CLO Ltd.
0.605% due 05/20/2019		10,000	9,325

New Century Home Equity Loan Trust
0.626% due 08/25/2034		181	137

Oakwood Mortgage Investors, Inc.
6.340% due 04/15/2029		1,632	1,663

Popular ABS Mortgage Pass-Through Trust
5.680% due 01/25/2036		286	257

Primus CLO Ltd.
0.758% due 07/15/2021		10,039	8,571

Quest Trust
2.506% due 05/25/2033		1,479	1,428

Renaissance Home Equity Loan Trust
0.756% due 12/25/2033		212	178

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Mortgage Products, Inc.
0.636% due 10/25/2046		$4,153	$2,485
1.456% due 09/25/2047		3,975	3,058
4.790% due 06/25/2033		209	208
5.340% due 08/25/2033		1,353	1,367

Residential Asset Securities Corp.
1.081% due 02/25/2034		7,047	5,070
6.084% due 06/25/2032		414	325
6.349% due 03/25/2032		347	292

Salomon Brothers Mortgage Securities VII, Inc.
0.811% due 10/25/2028		105	101

SBI HELOC Trust
0.426% due 08/25/2036		8	8

Securitized Asset-Backed Receivables LLC Trust
0.586% due 10/25/2035		202	186

SLM Student Loan Trust
2.177% due 08/15/2016		6,774	6,776
2.907% due 12/16/2019		4,900	4,906

Soundview Home Equity Loan Trust
1.056% due 10/25/2037		93	92

Specialty Underwriting & Residential Finance
0.506% due 09/25/2036		387	360

Stony Hill CDO III Ltd.
0.756% due 10/15/2013		2,861	2,723

Structured Asset Securities Corp.
0.406% due 05/25/2037		3,035	2,732
1.756% due 04/25/2035		1,667	1,244
4.910% due 06/25/2033		249	231

Truman Capital Mortgage Loan Trust
0.596% due 01/25/2034		17	16

Venture CDO Ltd.
0.751% due 01/20/2022		10,000	8,888

Vista Leveraged Income Fund
0.825% due 01/26/2012		8,276	7,723

Washington Mutual Asset-Backed Certificates
0.436% due 10/25/2036		23,000	8,446

Total Asset-Backed Securities (Cost $241,387)			246,846

SOVEREIGN ISSUES 0.5%

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	5,000	6,824

Korea Housing Finance Corp.
4.125% due 12/15/2015		$6,500	6,836

Total Sovereign Issues (Cost $12,831)			13,660

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.1%

Bank of America Corp.
7.250% due 12/31/2049		2,300	2,260

Wells Fargo & Co.
7.500% due 12/31/2049		1,000	1,006

			3,266

UTILITIES 0.2%

PPL Corp.
9.500% due 07/01/2013		68,700	3,920

Total Convertible Preferred Securities (Cost $6,503)			7,186

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

SLM Corp.
3.198% due 01/16/2018	51,000	$900

Total Preferred Securities (Cost $574)		900

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.8%

REPURCHASE AGREEMENTS 0.3%

Credit Suisse Securities (USA) LLC
0.200% due 10/01/2010	$3,400	3,400
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.375% due 09/30/2012 valued at $3,479. Repurchase proceeds are $3,400.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	3,000	3,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $3,061. Repurchase proceeds are $3,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	558	558
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $573. Repurchase proceeds are $558.)

		6,958

U.S. TREASURY BILLS 1.1%
0.113% due 10/07/2010 - 01/27/2011 (e)(h)(i)	30,042	30,040

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (g) 1.4%
	3,622,326	36,288

Total Short-Term Instruments (Cost $73,286)		73,286

Total Investments 147.7% (Cost $3,740,730)		$3,871,286

Other Assets and Liabilities (Net) (47.7%)		(1,250,853)

Net Assets 100.0%		$2,620,433

176	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-Issued security.
(d)	Payment in-kind bond security.
(e)	Coupon represents a weighted average yield.
(f)	Principal amount of security is adjusted for inflation.
(g)	Affiliated to the Fund.
(h)	Securities with an aggregate market value of $1,570 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(i)	Securities with an aggregate market value of $27,164 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(j)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $344,802 at a weighted average interest rate of 0.254%. On September 30, 2010, securities valued at $1,006,146 were pledged as collateral for reverse repurchase agreements.
(k)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
American International Group, Inc.	BOA	(5.000%	)	03/20/2018	2.388%	$	2,900	$(473)	$(286)	$(187)
Chesapeake Energy Corp.	CITI	(5.000%	)	06/20/2017	3.899%		2,000	(125)	0	(125)
FBG Finance Ltd.	BCLY	(1.600%	)	06/20/2015	0.805%		2,000	(73)	0	(73)
Forest Oil Corp.	GSC	(5.000%	)	06/20/2017	3.992%		2,000	(114)	10	(124)
JPMorgan Chase & Co.	CITI	(4.050%	)	09/20/2012	0.472%		137	(10)	0	(10)
JPMorgan Chase & Co.	GSC	(3.000%	)	12/20/2017	0.878%		1,000	(142)	0	(142)

								$(937)	$(276)	$(661)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	DUB	2.100%	03/20/2013	1.637%	$	3,000	$35	$0	$35
Biomet, Inc.	JPM	2.500%	03/20/2012	2.314%		1,000	3	12	(9)
California State General Obligation Bonds, Series 2003	GSC	2.500%	09/20/2011	1.454%		5,000	57	0	57
Charter Communications, Inc.	CITI	2.500%	09/20/2011	2.988%		1,000	(4)	(5)	1
Chesapeake Energy Corp.	CITI	5.000%	06/20/2015	3.419%		2,500	173	41	132
Ford Motor Co.	UBS	2.390%	03/20/2012	1.748%		1,000	10	0	10
Forest Oil Corp.	GSC	5.000%	06/20/2015	3.484%		2,500	165	20	145
General Electric Capital Corp.	DUB	4.820%	12/20/2013	1.681%		2,000	198	0	198
HCA, Inc.	JPM	2.500%	09/20/2011	1.595%		1,000	9	11	(2)
Illinois State General Obligation Bonds, Series 2006	GSC	2.650%	09/20/2011	2.155%		10,000	55	0	55
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.656%	EUR	10,000	(19)	0	(19)
Intelsat Ltd.	JPM	2.500%	09/20/2011	1.990%	$	1,000	6	4	2
MetLife, Inc.	BOA	1.000%	09/20/2015	2.183%		17,900	(961)	(1,188)	227
New Jersey State General Obligation Bonds, Series 2001	GSC	1.950%	09/20/2011	1.613%		2,500	9	0	9
New York State General Obligation Bonds, Series 2005	GSC	2.000%	09/20/2011	1.595%		2,500	12	0	12
New York State General Obligation Bonds, Series 2005	GSC	2.100%	09/20/2011	1.595%		2,500	14	0	14
Oshkosh Corp.	UBS	1.900%	03/20/2012	2.328%		1,000	(5)	0	(5)
Petrobras International Finance Co.	HSBC	1.000%	09/20/2015	1.571%		800	(21)	(25)	4
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.571%		1,000	(26)	(28)	2
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	1.240%		800	(4)	(5)	1
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	1.264%		2,000	(11)	(11)	0
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.571%		400	(11)	(13)	2
Republic of Italy Government Bond	DUB	1.000%	06/20/2011	1.581%		10,000	(39)	(112)	73
SLM Corp.	MLP	5.000%	12/20/2013	4.572%		2,000	28	(245)	273
TRW Automotive Holdings Corp.	UBS	1.100%	06/20/2012	1.403%		1,500	(7)	0	(7)

							$(334)	$(1,544)	$1,210

See Accompanying Notes	Semiannual Report	September 30, 2010	177

Schedule of Investments PIMCO Income Fund (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-2 Index	JPM	0.170%	05/25/2046	$	1,776	$(1,464)	$(746)	$(718)
ABX.HE AA 07-1 Index	CSFB	0.150%	08/25/2037		8,234	(7,728)	(6,546)	(1,182)
ABX.HE AA 07-1 Index	JPM	0.150%	08/25/2037		2,246	(2,108)	(1,370)	(738)
ABX.HE AA 07-2 Index	JPM	1.920%	01/25/2038		2,139	(1,995)	(1,326)	(669)
ABX.HE AAA 06-1 Index	BCLY	0.180%	07/25/2045		5,244	(593)	(962)	369
ABX.HE AAA 06-1 Index	GSC	0.180%	07/25/2045		7,827	(884)	(919)	35
ABX.HE AAA 06-1 Index	RBS	0.180%	07/25/2045		5,870	(663)	(822)	159
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010		48	0	0	0

						$(15,435)	$(12,691)	$(2,744)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Reference Index	# of Shares or Units	Financing Rate (6)	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation
Receive (7)	iPath S&P 500 VIX Short-Term Futures ETN	25,000	0.243%	$	433	08/15/2011	BOA	$0

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.
(7)	At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

(l)	Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	110	$ 96,300	$713
Sales	0	5,800	31
Closing Buys	(110)	(73,000)	(597)
Expirations	0	0	0
Exercised	0	(29,100)	(147)

Balance at 09/30/2010	0	$0	$0

(m)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,595	10/2010	DUB	$0	$(126)	$(126)
Sell	EUR	25,034	10/2010	BNP	0	(1,799)	(1,799)
Sell		5,139	10/2010	CITI	0	(455)	(455)
Sell		15,486	10/2010	MSC	0	(1,272)	(1,272)
Sell		27,669	10/2010	UBS	0	(2,000)	(2,000)
Sell		4,332	11/2010	BCLY	0	(323)	(323)
Sell		8,864	11/2010	CITI	0	(222)	(222)
Sell		1,865	11/2010	CSFB	0	(115)	(115)
Sell		51,860	11/2010	DUB	0	(4,258)	(4,258)
Sell		3,916	11/2010	MSC	0	(359)	(359)
Buy		933	11/2010	RBS	25	0	25

178	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	5,431	11/2010	RBS	$7	$0	$7
Sell		12,000	11/2010	UBS	0	(185)	(185)
Sell	GBP	11,280	12/2010	BCLY	154	0	154
Buy		1,030	12/2010	CITI	4	0	4
Sell		40,122	12/2010	CITI	0	(701)	(701)
Sell		1,654	12/2010	CSFB	15	0	15
Sell		8,980	12/2010	GSC	0	(119)	(119)
Sell		6,130	12/2010	RBS	21	0	21
Buy		77	12/2010	UBS	1	0	1
Sell		20,286	12/2010	UBS	0	(301)	(301)
Sell	JPY	10,000	12/2010	BCLY	0	(1)	(1)

					$227	$(12,236)	$(12,009)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$71,080	$0	$71,080
Corporate Bonds & Notes
Banking & Finance	2,997	394,093	1,402	398,492
Industrials	657	291,946	2,228	294,831
Utilities	0	55,792	0	55,792
Convertible Bonds & Notes
Banking & Finance	0	286	0	286
Industrials	0	6,363	0	6,363
Municipal Bonds & Notes
California	0	18,352	0	18,352
Michigan	0	5,004	0	5,004
New York	0	2,081	0	2,081
Ohio	0	1,538	0	1,538
U.S. Government Agencies	0	1,050,868	0	1,050,868
U.S. Treasury Obligations	0	173,698	0	173,698
Mortgage-Backed Securities	0	1,393,248	57,775	1,451,023
Asset-Backed Securities	0	185,691	61,155	246,846
Sovereign Issues	0	13,660	0	13,660
Convertible Preferred Securities
Banking & Finance	3,266	0	0	3,266
Utilities	3,920	0	0	3,920
Preferred Securities
Banking & Finance	900	0	0	900

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short-Term Instruments
Repurchase Agreements	$0	$6,958	$0	$6,958
U.S. Treasury Bills	0	30,040	0	30,040
PIMCO Short-Term Floating NAV Portfolio	36,288	0	0	36,288
Investments, at value	$48,028	$3,700,698	$122,560	$3,871,286

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1,815	0	1,815
Equity Contracts	0	0 *	0	0
Foreign Exchange Contracts	0	227	0	227
	$0	$2,042	$0	$2,042

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4,010)	0	(4,010)
Foreign Exchange Contracts	0	(12,236)	0	(12,236)
	$0	$(16,246)	$0	$(16,246)

Totals	$48,028	$3,686,494	$122,560	$3,857,082

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010
Mortgage-Backed Securities	$4,921	$53,821	$(564)	$(11)	$22	$1,196	$0	$(1,610)	$57,775	$965
Corporate Bonds & Notes
Banking & Finance	1,829	0	(437)	10	18	(18)	0	0	1,402	(16)
Industrials	0	0	0	0	0	0	2,228	0	2,228	0
Asset-Backed Securities	11,967	54,633	(5,415)	207	404	(641)	0	0	61,155	(633)

Investments, at value	$18,717	$108,454	$(6,416)	$206	$444	$537	$2,228	$(1,610)	$122,560	$316

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2010	179

Schedule of Investments PIMCO Income Fund (Cont.)	(Unaudited) September 30, 2010

(o)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$227	$0	$0	$0	$227
Unrealized appreciation on swap agreements	0	0	1,815	0	0	1,815

	$0	$227	$1,815	$0	$0	$2,042

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$12,236	$0	$0	$0	$12,236
Unrealized depreciation on swap agreements	0	0	4,010	0	0	4,010

	$0	$12,236	$4,010	$0	$0	$16,246

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$1,586	$0	$3,062	$(100)	$0	$4,548
Net realized (loss) on foreign currency transactions	0	(3,160)	0	0	0	(3,160)

	$1,586	$(3,160)	$3,062	$(100)	$0	$1,388

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(1,320)	$0	$1,608	$0	$0	$288
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(12,007)	0	0	0	(12,007)

	$(1,320)	$(12,007)	$1,608	$0	$0	$(11,719)

(1)	See note 5 in the Notes to Financial Statements for additional information.

180	PIMCO Funds	See Accompanying Notes

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund	(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%

Biomet, Inc.
3.256% due 03/25/2015		$622	$605
3.260% due 03/25/2015		152	148
3.289% due 03/25/2015		2,517	2,445

Charter Communications, Inc.
2.260% due 03/06/2014		2,893	2,828

CIT Group, Inc.
6.250% due 08/11/2015		3,564	3,599

Community Health Systems, Inc.
2.501% due 07/25/2014		7	7
2.549% due 07/25/2014		3,886	3,692

CSC Holdings LLC
2.007% due 01/29/2016		7,463	7,287
5.000% due 01/29/2016		19	18

Georgia-Pacific Corp.
3.542% due 01/03/2015		1,210	1,211
3.783% due 12/23/2014		305	305
3.783% due 01/03/2015		480	480

HCA, Inc.
3.539% due 03/31/2017		5,000	4,850

HD Supply, Inc.
3.040% due 08/30/2012		1,989	1,973

NRG Energy, Inc.
0.433% due 02/01/2013		2	2
2.040% due 02/01/2013		1,589	1,551
2.043% due 08/31/2015		5,951	5,951
6.480% due 08/31/2015		4,958	4,961

Total Bank Loan Obligations (Cost $42,107)			41,913

CORPORATE BONDS & NOTES 79.1%

BANKING & FINANCE 37.7%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		9,000	9,448
6.103% due 06/27/2012		5,100	5,371
7.700% due 08/07/2013		2,180	2,410
8.700% due 08/07/2018		31,900	39,990

Alleghany Corp.
5.625% due 09/15/2020		1,000	1,025

Allstate Corp.
7.450% due 05/16/2019		80	100

Ally Financial, Inc.
5.375% due 06/06/2011		2,000	2,032
6.000% due 04/01/2011		1,000	1,004
6.625% due 05/15/2012		100	103
6.875% due 09/15/2011		50	51
7.500% due 09/15/2020		8,100	8,667

AMB Property LP
6.625% due 12/01/2019		3,000	3,338

American Express Centurion Bank
6.000% due 09/13/2017		20,050	22,903

American Express Co.
6.150% due 08/28/2017		300	346
6.800% due 09/01/2066		2,465	2,483
7.000% due 03/19/2018		3,000	3,619
7.250% due 05/20/2014		2,500	2,935
8.125% due 05/20/2019		20,000	25,870

American General Finance Corp.
5.200% due 12/15/2011		2,600	2,535
5.900% due 09/15/2012		1,700	1,632

American International Group, Inc.
4.000% due 09/20/2011	EUR	2,000	2,732
4.375% due 04/26/2016		2,000	2,588
4.875% due 03/15/2067		1,700	1,680
4.900% due 06/02/2014	CAD	2,000	1,875

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.950% due 03/20/2012		$5,250	$5,480
5.050% due 10/01/2015		700	716
5.450% due 05/18/2017		2,000	2,045
5.750% due 03/15/2067	GBP	600	688
5.850% due 01/16/2018		$22,920	23,837
6.250% due 05/01/2036		200	195
8.000% due 05/22/2068	EUR	2,000	2,604
8.175% due 05/15/2068		1,000	1,007
8.250% due 08/15/2018		29,500	34,515
8.625% due 05/22/2068	GBP	1,000	1,500

Anadarko Finance Co.
6.750% due 05/01/2011 (g)		2,900	2,990

AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		100	106

ANZ National International Ltd.
3.125% due 08/10/2015		1,100	1,115
6.200% due 07/19/2013		1,700	1,891

Australia & New Zealand Banking Group Ltd.
5.100% due 01/13/2020		10,500	11,451

Banco Santander Chile
1.771% due 04/20/2012		11,600	11,600
3.750% due 09/22/2015		13,800	14,025

Bank of America Corp.
4.500% due 04/01/2015		760	799
4.625% due 02/07/2017	EUR	2,000	2,744
4.750% due 08/01/2015		$200	212
5.625% due 10/14/2016		2,000	2,163
5.650% due 05/01/2018		29,050	30,826
5.750% due 08/15/2016		500	538
5.750% due 12/01/2017		26,800	28,695
6.000% due 09/01/2017		9,800	10,626
6.500% due 08/01/2016		26,150	29,454
7.375% due 05/15/2014		7,600	8,745

Bank of America N.A.
0.592% due 06/15/2017		5,170	4,332

Bank of Scotland PLC
5.500% due 06/15/2012		2,000	2,143

Bank One Corp.
5.250% due 01/30/2013		100	108

Barclays Bank PLC
5.125% due 01/08/2020		1,500	1,625
5.200% due 07/10/2014		10,800	11,988
5.926% due 09/29/2049		5,000	4,725
6.750% due 05/22/2019		11,000	13,094
7.375% due 06/29/2049		5,000	5,100
10.179% due 06/12/2021		11,890	15,884
14.000% due 11/29/2049	GBP	5,500	10,865

BB&T Corp.
5.200% due 12/23/2015		$2,000	2,204

Bear Stearns Cos. LLC
0.729% due 11/21/2016		8,900	8,336
5.550% due 01/22/2017		1,000	1,092
5.700% due 11/15/2014		100	113
7.250% due 02/01/2018		29,750	36,293

Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018		3,500	4,008

Block Financial LLC
7.875% due 01/15/2013		11,700	12,703

BNP Paribas
0.492% due 12/09/2016		4,000	3,926
7.195% due 06/29/2049		3,225	3,225

Boston Properties LP
5.875% due 10/15/2019		650	728
6.250% due 01/15/2013		2,800	3,083

BPCE S.A.
5.250% due 07/29/2049	EUR	4,600	5,584

Caelus Re Ltd.
6.549% due 06/07/2011		$500	506

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canadian Oil Sands Ltd.
7.750% due 05/15/2019		$26,225	$32,583

Capital One Capital V
10.250% due 08/15/2039		4,000	4,355

Capital One Capital VI
8.875% due 05/15/2040		14,500	15,334

Caterpillar Financial Services Corp.
7.150% due 02/15/2019		4,000	5,162

CBA Capital Trust II
6.024% due 03/29/2049		600	599

CIT Group, Inc.
7.000% due 05/01/2013		17,376	17,550
7.000% due 05/01/2014		3,165	3,173
7.000% due 05/01/2015		9,565	9,541
7.000% due 05/01/2016		3,441	3,407
7.000% due 05/01/2017		4,818	4,739

Citigroup, Inc.
0.418% due 03/07/2014		3,000	2,815
1.039% due 06/28/2013	EUR	1,800	2,332
1.104% due 02/09/2016		1,000	1,233
4.750% due 05/19/2015		$9,500	10,009
5.000% due 09/15/2014		9,700	10,087
5.375% due 08/09/2020		17,000	17,622
5.500% due 04/11/2013		24,100	25,877
5.500% due 10/15/2014		8,500	9,235
5.625% due 08/27/2012		400	423
5.850% due 07/02/2013		4,800	5,195
6.000% due 08/15/2017		22,960	24,847
6.010% due 01/15/2015		750	826
6.125% due 11/21/2017		30,725	33,611
6.125% due 05/15/2018		9,044	9,882
6.125% due 08/25/2036		600	586
6.375% due 08/12/2014		27,350	30,408
6.500% due 08/19/2013		10,800	11,941
8.500% due 05/22/2019		13,850	17,151

Commonwealth Bank of Australia
5.000% due 10/15/2019		6,400	6,950
5.000% due 03/19/2020		5,000	5,479

Countrywide Capital III
8.050% due 06/15/2027		12,000	12,660

Countrywide Financial Corp.
6.250% due 05/15/2016		70	75

Credit Suisse
6.000% due 02/15/2018		1,800	1,991

Credit Suisse USA, Inc.
6.125% due 11/15/2011		100	106

Crown Castle Towers LLC
5.495% due 01/15/2037		17,700	19,311
6.113% due 01/15/2040		27,220	30,121

Deutsche Bank AG
6.000% due 09/01/2017		1,200	1,385

Digital Realty Trust LP
4.500% due 07/15/2015		2,900	2,999

Federal Realty Investment Trust
5.900% due 04/01/2020		3,000	3,342

FIA Card Services N.A.
7.125% due 11/15/2012 (k)		45	49

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		9,714	10,358

First Union Capital I
7.935% due 01/15/2027		6,000	6,171

First Union Institutional Capital II
7.850% due 01/01/2027		3,910	4,072

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		5,300	5,301
5.542% due 06/15/2011		1,900	1,950

See Accompanying Notes	Semiannual Report	September 30, 2010	181

Schedule of Investments  PIMCO Investment Grade Corporate Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.625% due 08/15/2017		$1,500	$1,600
7.000% due 10/01/2013		1,000	1,074
7.500% due 08/01/2012		6,525	6,929
7.800% due 06/01/2012		10,500	11,172
8.000% due 06/01/2014		9,900	10,838
8.000% due 12/15/2016		4,000	4,529
9.875% due 08/10/2011		6,325	6,701
12.000% due 05/15/2015		500	631

Gazprom Via White Nights Finance BV
10.500% due 03/25/2014		500	601

General Electric Capital Corp.
0.724% due 10/06/2015		1,300	1,215
5.500% due 09/15/2067	EUR	10,000	11,758
6.500% due 09/15/2067	GBP	500	733

Goldman Sachs Group, Inc.
0.740% due 03/22/2016		34,769	32,188
1.198% due 02/04/2013	EUR	1,700	2,247
1.199% due 11/15/2014		2,500	3,184
1.246% due 01/30/2017		1,100	1,321
5.125% due 01/15/2015		$1,300	1,409
5.350% due 01/15/2016		1,100	1,211
5.375% due 03/15/2020		18,600	19,641
5.950% due 01/18/2018		15,800	17,379
6.000% due 06/15/2020		28,600	31,515
6.150% due 04/01/2018		12,075	13,414
6.250% due 09/01/2017		5,700	6,398

HBOS Capital Funding LP
6.071% due 06/29/2049		9,555	8,504

HBOS PLC
6.750% due 05/21/2018		14,582	14,672

Hospitality Properties Trust
6.300% due 06/15/2016		1,515	1,618
6.750% due 02/15/2013		4,100	4,367

HSBC Bank PLC
4.125% due 08/12/2020		17,100	17,414

HSBC Bank USA N.A.
4.875% due 08/24/2020		18,600	19,438
7.000% due 01/15/2039		12,275	14,829

HSBC Capital Funding LP
4.610% due 12/29/2049		11,430	10,934

HSBC Finance Corp.
0.642% due 09/14/2012		1,800	1,771
0.768% due 04/24/2012		800	794
0.776% due 01/15/2014		3,000	2,856

HSBC Holdings PLC
6.500% due 05/02/2036		700	782
6.500% due 09/15/2037		7,400	8,326
6.800% due 06/01/2038		3,800	4,422

ING Bank NV
1.089% due 03/30/2012		21,800	21,733

International Lease Finance Corp.
5.350% due 03/01/2012		5,000	5,056
5.750% due 06/15/2011		2,000	2,020
6.500% due 09/01/2014		12,500	13,469
6.750% due 09/01/2016		12,700	13,652
7.125% due 09/01/2018		7,300	7,902

Intesa Sanpaolo SpA
3.625% due 08/12/2015		13,000	13,173
8.375% due 10/29/2049	EUR	100	138

JPMorgan Chase & Co.
1.128% due 09/26/2013		500	665
4.750% due 03/01/2015		$300	328
5.125% due 09/15/2014		100	110
5.250% due 05/01/2015		300	329
6.000% due 01/15/2018		28,300	32,366
6.300% due 04/23/2019		46,000	53,398
7.900% due 04/29/2049		26,273	28,251

JPMorgan Chase Bank N.A.
0.622% due 06/13/2016		3,000	2,846

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.875% due 06/13/2016		$3,100	$3,517
6.000% due 10/01/2017		350	398

LBG Capital No.1 PLC
6.439% due 05/23/2020	EUR	12,000	14,396
7.867% due 12/17/2019	GBP	3,100	4,602
7.869% due 08/25/2020		4,266	6,366
7.875% due 11/01/2020		$13,590	13,454
8.000% due 12/29/2049		5,000	4,650

LBG Capital No.2 PLC
9.125% due 07/15/2020	GBP	1,300	1,998

Lehman Brothers Holdings, Inc.
1.150% due 10/26/2010 (a)	JPY	800,000	1,551
4.800% due 03/13/2014 (a)		$300	68
6.625% due 01/18/2012 (a)		15,030	3,401
6.875% due 05/02/2018 (a)		3,403	817

Lloyds TSB Bank PLC
4.750% due 07/15/2011		9,000	9,198
5.800% due 01/13/2020		2,575	2,702
12.000% due 12/29/2049		5,100	5,889

Macquarie Group Ltd.
4.875% due 08/10/2017		5,300	5,384
7.300% due 08/01/2014		7,900	8,942

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		5,000	5,539
9.250% due 04/15/2019		2,000	2,626

Merrill Lynch & Co., Inc.
1.326% due 07/22/2014	EUR	1,000	1,283
1.428% due 09/14/2018		5,068	5,693
5.000% due 02/03/2014		$5,800	6,184
5.000% due 01/15/2015		7,500	7,998
5.700% due 05/02/2017		400	414
6.150% due 04/25/2013		2,200	2,406
6.400% due 08/28/2017		13,000	14,247
6.500% due 07/15/2018		22,671	24,835
6.875% due 04/25/2018		49,980	56,146
6.875% due 11/15/2018		2,850	3,197

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014		150	165

Morgan Stanley
0.570% due 04/19/2012		10,000	9,843
0.830% due 01/09/2014		8,700	8,230
0.975% due 10/18/2016		15,300	13,465
1.006% due 10/15/2015		14,500	13,316
1.188% due 11/29/2013	EUR	1,000	1,296
1.218% due 03/01/2013		11,400	14,800
1.222% due 04/13/2016		2,600	3,171
1.287% due 02/23/2012	CAD	7,400	7,065
1.299% due 05/02/2014	EUR	20,300	26,041
5.375% due 10/15/2015		$250	269
5.500% due 07/24/2020		11,400	11,767
5.750% due 10/18/2016		1,400	1,516
5.950% due 12/28/2017		6,600	7,100
6.000% due 04/28/2015		2,500	2,752
6.625% due 04/01/2018		12,900	14,323
7.300% due 05/13/2019		1,550	1,786

MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	710	1,051

National City Bank
0.663% due 06/07/2017		$2,600	2,338
6.200% due 12/15/2011		2,000	2,111

National City Bank of Kentucky
6.300% due 02/15/2011		1,000	1,021

Pacific Life Global Funding
5.150% due 04/15/2013		500	540

Pacific Life Insurance Co.
9.250% due 06/15/2039		6,800	8,694

Pearson Dollar Finance PLC
6.250% due 05/06/2018		2,000	2,314

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Preferred Term Securities XIII Ltd.
0.842% due 03/24/2034		$90	$55

Principal Life Income Funding Trusts
5.300% due 04/24/2013		500	541

Prudential Financial, Inc.
6.000% due 12/01/2017		1,500	1,695

Qatari Diar Finance QSC
3.500% due 07/21/2015		900	921

Rabobank Nederland NV
6.875% due 03/19/2020	EUR	20,000	26,460
11.000% due 06/29/2049		$9,555	12,458
11.000% due 12/29/2049		2,000	2,604

RBS Capital Trust A
6.467% due 12/29/2049 (a)	EUR	325	346

Regions Bank
7.500% due 05/15/2018		$6,500	6,858

Regions Financial Corp.
0.459% due 06/26/2012		3,500	3,345
7.750% due 11/10/2014		11,100	12,039

Royal Bank of Scotland Group PLC
3.950% due 09/21/2015		10,000	10,119
4.875% due 08/25/2014		10,000	10,621
4.875% due 03/16/2015		7,900	8,322
5.625% due 08/24/2020		20,000	21,006
6.990% due 10/29/2049 (a)		21,000	17,115

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		6,645	6,961
7.175% due 05/16/2013		200	216
7.750% due 05/29/2018		100	113
9.000% due 06/11/2014		600	692

RZD Capital Ltd.
5.739% due 04/03/2017		11,250	11,888

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		13,600	13,417

Simon Property Group LP
5.450% due 03/15/2013		5,200	5,507

SLM Corp.
0.798% due 01/27/2014		3,425	2,961
1.079% due 12/15/2010	EUR	1,500	2,033
1.234% due 04/26/2011		1,279	1,735
5.000% due 10/01/2013		$1,500	1,471
8.000% due 03/25/2020		5,900	5,864
8.450% due 06/15/2018		7,000	7,080

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		1,500	1,706
State Street Capital Trust III
8.250% due 01/29/2049		2,400	2,463

Sydney Airport Finance Co. Pty Ltd.
5.125% due 02/22/2021 (b)		5,000	4,995

TNK-BP Finance S.A.
6.125% due 03/20/2012		4,700	4,900
6.250% due 02/02/2015		1,000	1,062
6.625% due 03/20/2017		11,800	12,523
7.250% due 02/02/2020		6,500	7,126
7.500% due 03/13/2013		2,500	2,728
7.500% due 07/18/2016		25,600	28,574
7.875% due 03/13/2018		19,500	22,084

UBS AG
2.250% due 08/12/2013		1,800	1,820
4.875% due 08/04/2020		18,050	19,070
5.750% due 04/25/2018		12,500	14,133
5.875% due 12/20/2017		35,200	39,888

Ventas Realty LP
6.500% due 06/01/2016		1,400	1,463

Wachovia Bank N.A.
0.622% due 03/15/2016		13,500	12,399
5.000% due 08/15/2015		300	332

182	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Corp.
0.562% due 06/15/2017		$15,100	$13,465
5.750% due 06/15/2017		100	114
5.750% due 02/01/2018		14,248	16,261

Waha Aerospace BV
3.925% due 07/28/2020		19,700	20,285

WEA Finance LLC
5.750% due 09/02/2015		5,000	5,590
6.750% due 09/02/2019		10,000	11,867
7.500% due 06/02/2014		5,300	6,175

Wells Fargo & Co.
0.688% due 10/28/2015		8,000	7,568
0.999% due 08/01/2011	EUR	2,400	3,239
5.625% due 12/11/2017		$7,200	8,213
7.980% due 03/29/2049		2,000	2,115

Wells Fargo Bank N.A.
0.586% due 05/16/2016		3,800	3,505
4.750% due 02/09/2015		5,590	5,995
5.950% due 08/26/2036		400	417

Wells Fargo Capital XIII
7.700% due 12/29/2049		15,940	16,617

Wells Fargo Capital XV
9.750% due 09/29/2049		5,000	5,525

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		19,800	19,800

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016		300	332

			2,335,330

INDUSTRIALS 33.0%

Agilent Technologies, Inc.
5.500% due 09/14/2015		1,300	1,464

AGL Capital Corp.
5.250% due 08/15/2019		6,500	6,935

Alcoa, Inc.
5.950% due 02/01/2037		5,000	4,617
6.150% due 08/15/2020		7,200	7,416

Altria Group, Inc.
9.250% due 08/06/2019		43,644	58,598
9.700% due 11/10/2018		8,500	11,523

American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012		20	20
7.858% due 04/01/2013		8,700	9,113

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		37,704	44,491

American Renal Holdings
8.375% due 05/15/2018		600	621

American Stores Co.
8.000% due 06/01/2026		250	212

Anadarko Petroleum Corp.
6.200% due 03/15/2040		700	685
6.375% due 09/15/2017		3,300	3,642
6.450% due 09/15/2036		2,490	2,501
6.950% due 06/15/2019		8,755	9,786
8.700% due 03/15/2019		19,150	23,324

Anglo American Capital PLC
9.375% due 04/08/2014		22,385	27,587

Anheuser-Busch InBev Worldwide, Inc.
5.375% due 01/15/2020		1,000	1,131
7.750% due 01/15/2019		5,000	6,516

ArcelorMittal
7.000% due 10/15/2039		4,220	4,323

Aviation Capital Group
7.125% due 10/15/2020 (b)		15,600	15,600

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barrick Australian Finance Pty Ltd.
4.950% due 01/15/2020	$600	$670

BE Aerospace, Inc.
6.875% due 10/01/2020	1,000	1,025

Beckman Coulter, Inc.
6.875% due 11/15/2011	30	32

BHP Billiton Finance USA Ltd.
6.500% due 04/01/2019	15,150	18,625

BioMed Realty LP
6.125% due 04/15/2020	2,000	2,180

Biomet, Inc.
10.000% due 10/15/2017	2,100	2,328

Black & Decker Corp.
8.950% due 04/15/2014	4,000	4,936

Boston Scientific Corp.
4.500% due 01/15/2015	10,100	10,346

Brambles USA, Inc.
5.350% due 04/01/2020	3,000	3,220

British Sky Broadcasting Group PLC
9.500% due 11/15/2018	600	820

Canadian National Railway Co.
4.400% due 03/15/2013	80	86

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	108

Celanese U.S. Holdings LLC
6.625% due 10/15/2018	1,600	1,640

Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	1,500	1,525

Cenovus Energy, Inc.
5.700% due 10/15/2019	6,000	7,043

CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	173

Chemtura Corp.
7.875% due 09/01/2018	6,000	6,285

Chesapeake Energy Corp.
6.625% due 08/15/2020	7,250	7,612

Cie Generale de Geophysique-Veritas
7.750% due 05/15/2017	1,000	1,028

Cliffs Natural Resources, Inc.
5.900% due 03/15/2020	3,000	3,300

Coffeyville Resources LLC
9.000% due 04/01/2015	500	530

Colorado Interstate Gas Co.
6.800% due 11/15/2015	491	581

Comcast Cable Communications LLC
8.875% due 05/01/2017	35	45

Comcast Corp.
5.700% due 07/01/2019	900	1,034
5.875% due 02/15/2018	28,600	33,045
6.500% due 01/15/2017	10,300	12,268

Concho Resources, Inc.
8.625% due 10/01/2017	9,000	9,585

Continental Airlines 2001-1 Class A-2 Pass-Through Trust
6.503% due 06/15/2011	100	102

Continental Airlines 2009-1 Pass-Through Trust
9.000% due 07/08/2016	7,499	8,549

Continental Airlines 2009-2 Class A Pass-Through Trust
7.250% due 05/10/2021	22,850	24,906

Continental Airlines, Inc.
6.750% due 09/15/2015	10,450	10,646

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Continental Resources, Inc.
7.125% due 04/01/2021	$700	$732
7.375% due 10/01/2020	11,425	12,111
8.250% due 10/01/2019	5,000	5,500

Corp. GEO SAB de C.V.
8.875% due 09/25/2014	11,600	12,934

Cox Communications, Inc.
6.250% due 06/01/2018	2,000	2,309

CSC Holdings LLC
7.625% due 07/15/2018	12,500	13,531
7.875% due 02/15/2018	8,000	8,770
8.625% due 02/15/2019	6,000	6,780

CSN Islands XI Corp.
6.875% due 09/21/2019	1,000	1,105

CSN Resources S.A.
6.500% due 07/21/2020	4,050	4,339

CSX Corp.
6.250% due 03/15/2018	5,370	6,385

CVS Pass-Through Trust
7.507% due 01/10/2032	19,881	23,394

Daimler Finance North America LLC
5.750% due 09/08/2011	2,000	2,089
7.300% due 01/15/2012	507	545

DCP Midstream LLC
5.375% due 10/15/2015	100	113

DCP Midstream Operating LP
3.250% due 10/01/2015	5,000	5,028

Delta Air Lines 2000-1 Class A-1 Pass-Through Trust
6.619% due 09/18/2012	43	43

Delta Air Lines 2000-1 Class A-2 Pass-Through Trust
7.570% due 05/18/2012	6,783	6,824

Delta Air Lines 2001-1 Class A-2 Pass-Through Trust
7.111% due 03/18/2013	9,410	9,833

Delta Air Lines 2002-1 Class G-2 Pass-Through Trust
6.417% due 01/02/2014	35,850	37,643

Delta Air Lines 2009-1 Class A Pass-Through Trust
7.750% due 06/17/2021	2,951	3,275

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015	3,900	4,036
9.500% due 12/11/2019	4,500	5,085

DirecTV Holdings LLC
5.875% due 10/01/2019	4,500	5,116

Discovery Communications LLC
5.625% due 08/15/2019	700	790

DISH DBS Corp.
7.125% due 02/01/2016	1,500	1,584
7.875% due 09/01/2019	7,400	8,001

Dow Chemical Co.
8.550% due 05/15/2019	13,500	17,074

El Paso Natural Gas Co.
5.950% due 04/15/2017	5,445	6,021
8.375% due 06/15/2032	17,070	20,756

Enbridge Energy Partners LP
5.875% due 12/15/2016	1,200	1,370

EnCana Corp.
5.900% due 12/01/2017	18,500	21,627

Encore Acquisition Co.
9.500% due 05/01/2016	1,988	2,229

Energy Transfer Equity LP
7.500% due 10/15/2020	6,500	6,874

See Accompanying Notes	Semiannual Report	September 30, 2010	183

Schedule of Investments  PIMCO Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Energy Transfer Partners LP
5.950% due 02/01/2015	$6,600	$7,342
6.000% due 07/01/2013	3,330	3,655
6.125% due 02/15/2017	6,000	6,667
6.700% due 07/01/2018	4,500	5,249
8.500% due 04/15/2014	10,180	12,100
9.000% due 04/15/2019	15,500	19,892
9.700% due 03/15/2019	15,000	19,933

Enterprise Products Operating LLC
5.000% due 03/01/2015	200	221

Florida Gas Transmission Co. LLC
5.450% due 07/15/2020	5,000	5,457
7.000% due 07/17/2012	2,800	3,033
7.900% due 05/15/2019	44,100	55,440

Forest Oil Corp.
7.250% due 06/15/2019	5,000	5,138

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	10,886	12,167

Freeport-McMoRan Corp.
8.750% due 06/01/2011	200	209
9.500% due 06/01/2031	200	271

GATX Corp.
4.750% due 05/15/2015	7,500	8,031

Gazprom Via Gaz Capital S.A.
7.288% due 08/16/2037	2,000	2,238
7.510% due 07/31/2013	5,000	5,536
8.125% due 07/31/2014	14,200	16,171
8.625% due 04/28/2034	3,200	4,080
9.250% due 04/23/2019	37,250	46,562

Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020	2,087	2,262

General Electric Co.
5.250% due 12/06/2017	3,500	3,945

Georgia-Pacific LLC
7.250% due 06/01/2028	820	847
7.375% due 12/01/2025	2,500	2,600
7.750% due 11/15/2029	12,915	13,625
8.000% due 01/15/2024	1,500	1,691
8.875% due 05/15/2031	14,000	16,030

Gerdau Holdings, Inc.
7.000% due 01/20/2020	9,050	10,159

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020 (b)	37,000	36,740

GTL Trade Finance, Inc.
7.250% due 10/20/2017	15,320	17,139

Harvest Operations Corp.
6.875% due 10/01/2017 (b)	2,500	2,569

HCA, Inc.
7.250% due 09/15/2020	6,075	6,531
7.875% due 02/15/2020	3,000	3,296
8.500% due 04/15/2019	24,600	27,552
9.875% due 02/15/2017	2,500	2,775

Kern River Funding Corp.
4.893% due 04/30/2018	50	53

Kerr-McGee Corp.
7.875% due 09/15/2031	3,500	3,987

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	200	219
5.300% due 09/15/2020	2,200	2,376
5.625% due 02/15/2015	14,390	16,151
5.800% due 03/01/2021	21,200	23,722
5.950% due 02/15/2018	27,347	30,932
6.000% due 02/01/2017	5,200	5,876
6.500% due 09/01/2039	5,500	5,967
6.850% due 02/15/2020	6,100	7,285
7.125% due 03/15/2012	5,178	5,561
9.000% due 02/01/2019	23,380	30,494

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kraft Foods, Inc.
6.500% due 08/11/2017	$300	$360

L-3 Communications Corp.
5.200% due 10/15/2019	10,000	10,828

Limited Brands, Inc.
5.250% due 11/01/2014	899	921

Lyondell Chemical Co.
8.000% due 11/01/2017	18,500	20,258
11.000% due 05/01/2018	7,500	8,334

Magellan Midstream Partners LP
6.400% due 07/15/2018	3,900	4,599
6.550% due 07/15/2019	9,500	11,367

Masco Corp.
5.875% due 07/15/2012	5,000	5,191

Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	19,900	21,267
6.700% due 09/15/2019	20,825	22,887

Motiva Enterprises LLC
5.750% due 01/15/2020	2,000	2,292

Motorola, Inc.
5.375% due 11/15/2012	5,000	5,326

Mylan, Inc.
7.875% due 07/15/2020	300	323

Nakilat, Inc.
6.067% due 12/31/2033	2,500	2,769

NBC Universal, Inc.
4.375% due 04/01/2021 (b)	17,100	17,345

Newell Rubbermaid, Inc.
5.500% due 04/15/2013	10,000	10,879

Newfield Exploration Co.
6.875% due 02/01/2020	4,150	4,430
7.125% due 05/15/2018	11,700	12,548

Noble Group Ltd.
4.875% due 08/05/2015	2,900	3,007
6.750% due 01/29/2020	5,000	5,404

Northwest Airlines 2002-1 Class G-1 Pass-Through Trust
1.095% due 05/20/2014	947	893

Northwest Pipeline GP
5.950% due 04/15/2017	200	232
6.050% due 06/15/2018	30	35

Petrobras International Finance Co.
5.750% due 01/20/2020	24,600	27,352
5.875% due 03/01/2018	3,750	4,185
7.875% due 03/15/2019	8,500	10,642

Petrohawk Energy Corp.
7.250% due 08/15/2018	17,300	17,733
7.875% due 06/01/2015	4,875	5,131
10.500% due 08/01/2014	2,400	2,730

PHH Corp.
9.250% due 03/01/2016	200	209

Philip Morris International, Inc.
5.650% due 05/16/2018	1,550	1,818

Pioneer Natural Resources Co.
6.650% due 03/15/2017	8,000	8,569
6.875% due 05/01/2018	10,000	10,752
7.500% due 01/15/2020	7,700	8,510

Plains All American Pipeline LP
6.125% due 01/15/2017	1,400	1,567

Potash Corp. of Saskatchewan, Inc.
6.500% due 05/15/2019	2,600	3,044

Pride International, Inc.
6.875% due 08/15/2020	12,100	13,234
8.500% due 06/15/2019	41,800	48,697

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Principal Financial Group, Inc.
8.875% due 05/15/2019	$10,000	$13,182

Range Resources Corp.
6.750% due 08/01/2020	16,550	17,295
7.500% due 10/01/2017	1,315	1,407

Reynolds American, Inc.
7.250% due 06/01/2013	2,050	2,305
7.750% due 06/01/2018	300	356

Rio Tinto Finance USA Ltd.
6.500% due 07/15/2018	2,100	2,536
9.000% due 05/01/2019	9,700	13,556

Rockies Express Pipeline LLC
5.625% due 04/15/2020	2,750	2,770
6.250% due 07/15/2013	38,745	42,125
6.850% due 07/15/2018	23,700	26,169

RR Donnelley & Sons Co.
6.125% due 01/15/2017	7,000	7,341

Ryder System, Inc.
6.000% due 03/01/2013	3,000	3,248

SBA Tower Trust
4.254% due 04/15/2040	9,200	9,796

Southeast Supply Header LLC
4.850% due 08/15/2014	16,400	17,426

Southern Natural Gas Co.
5.900% due 04/01/2017	6,800	7,497

Southwest Airlines Co.
10.500% due 12/15/2011	8,000	8,776

Steel Dynamics, Inc.
7.750% due 04/15/2016	300	314

Symantec Corp.
4.200% due 09/15/2020	4,000	4,024

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	37	41

Teck Resources Ltd.
4.500% due 01/15/2021	2,000	2,076
9.750% due 05/15/2014	500	617
10.250% due 05/15/2016	8,050	9,792
10.750% due 05/15/2019	4,050	5,108

Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	400	439
7.500% due 04/01/2017	800	942
8.375% due 06/15/2032	1,400	1,702

Time Warner Cable, Inc.
5.000% due 02/01/2020	11,600	12,444
5.850% due 05/01/2017	16,590	18,940
6.750% due 07/01/2018	1,450	1,732
8.250% due 02/14/2014	500	597
8.250% due 04/01/2019	6,000	7,758
8.750% due 02/14/2019	2,750	3,637

Toll Brothers Finance Corp.
6.750% due 11/01/2019	2,500	2,592
8.910% due 10/15/2017	2,000	2,331

TransCanada Pipelines Ltd.
7.125% due 01/15/2019	10,500	13,323

Transcontinental Gas Pipe Line Co. LLC
8.875% due 07/15/2012	30	34

Transocean, Inc.
6.000% due 03/15/2018	29,696	31,628
6.500% due 11/15/2020	9,900	10,801

UAL 1991 Pass-Through Trust AB
10.125% due 03/22/2015 (a)	67	26

UAL 2009-1 Pass-Through Trust
10.400% due 05/01/2018	34,932	38,949

UAL 2009-2A Pass-Through Trust
9.750% due 01/15/2017	6,995	7,712

184	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UHS Escrow Corp.
7.000% due 10/01/2018	$16,275	$16,885

Union Pacific Corp.
5.780% due 07/15/2040	8,600	9,511

UnitedHealth Group, Inc.
6.000% due 06/15/2017	1,000	1,170
6.000% due 02/15/2018	11,400	13,328

Urbi Desarrollos Urbanos SAB de C.V.
9.500% due 01/21/2020	11,200	12,796

Vale Overseas Ltd.
4.625% due 09/15/2020	5,100	5,292
6.875% due 11/21/2036	5,000	5,723
6.875% due 11/10/2039	33,700	38,782
8.250% due 01/17/2034	70	89

Vivendi S.A.
5.750% due 04/04/2013	500	545

Wesfarmers Ltd.
6.998% due 04/10/2013	8,000	8,911

Weyerhaeuser Co.
6.750% due 03/15/2012	19,141	20,202

Whiting Petroleum Corp.
6.500% due 10/01/2018	1,000	1,028

Williams Cos., Inc.
7.875% due 09/01/2021	5,258	6,396

Williams Partners LP
3.800% due 02/15/2015	2,400	2,529

Woolworths Ltd.
4.000% due 09/22/2020	4,600	4,697

Wynn Las Vegas LLC
7.875% due 11/01/2017	5,950	6,411

Yum! Brands, Inc.
8.875% due 04/15/2011	140	146

		2,041,453

UTILITIES 8.4%

Ameren Illinois Co.
9.750% due 11/15/2018	488	655

Appalachian Power Co.
5.000% due 06/01/2017	4,000	4,355
5.650% due 08/15/2012	300	322
7.950% due 01/15/2020	17,000	22,278

AT&T Corp.
8.000% due 11/15/2031	116	156

AT&T, Inc.
5.350% due 09/01/2040	3,894	3,926
5.600% due 05/15/2018	3,000	3,511
5.800% due 02/15/2019	11,800	14,088

BP Capital Markets PLC
5.250% due 11/07/2013	15,349	16,730

Bruce Mansfield Unit
6.850% due 06/01/2034	98	110

CenturyLink, Inc.
8.375% due 10/15/2010	100	100

CMS Energy Corp.
1.476% due 01/15/2013	2,000	1,910
4.250% due 09/30/2015	1,700	1,724

Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	107

Consumers Energy Co.
5.000% due 02/15/2012	100	105
6.875% due 03/01/2018	3,534	4,244

Deutsche Telekom International Finance BV
6.000% due 07/08/2019	12,000	14,301
6.750% due 08/20/2018	15,128	18,551

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Duke Energy Corp.
5.050% due 09/15/2019	$12,000	$13,375
6.250% due 06/15/2018	6,000	7,174

Duquesne Light Holdings, Inc.
6.400% due 09/15/2020	1,250	1,273

E.ON International Finance BV
5.800% due 04/30/2018	1,100	1,304

EDF S.A.
6.500% due 01/26/2019	8,500	10,397

Embarq Corp.
6.738% due 06/01/2013	2,500	2,739
7.082% due 06/01/2016	2,600	2,894

Entergy Corp.
5.125% due 09/15/2020	10,000	9,985

Entergy Gulf States Louisiana LLC
3.950% due 10/01/2020 (b)	1,700	1,708
5.590% due 10/01/2024	4,000	4,564

Entergy Gulf States, Inc.
4.875% due 11/01/2011	100	100

Entergy Louisiana LLC
5.560% due 09/01/2015	50	50

Entergy Texas, Inc.
7.125% due 02/01/2019	4,300	5,262

Indiana Michigan Power Co.
7.000% due 03/15/2019	10,700	13,158

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	100	106

Kentucky Power Co.
6.000% due 09/15/2017	200	227

Majapahit Holding BV
7.750% due 01/20/2020	950	1,145

Metropolitan Edison Co.
7.700% due 01/15/2019	4,500	5,647

Nakilat, Inc.
6.067% due 12/31/2033	2,500	2,759

NGPL PipeCo LLC
6.514% due 12/15/2012	29,742	31,648
7.119% due 12/15/2017	57,190	62,139
7.768% due 12/15/2037	2,000	2,076

Northern States Power Co.
5.350% due 11/01/2039	1,700	1,884

NRG Energy, Inc.
8.250% due 09/01/2020	10,000	10,362

Oncor Electric Delivery Co. LLC
6.375% due 01/15/2015	4,000	4,656
6.800% due 09/01/2018	17,700	21,711

Pennsylvania Electric Co.
5.200% due 04/01/2020	20,000	21,889

Progress Energy, Inc.
6.850% due 04/15/2012	200	217
7.100% due 03/01/2011	94	96

PSEG Power LLC
5.320% due 09/15/2016	19,702	22,088

Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	174

Public Service Electric & Gas Co.
5.300% due 05/01/2018	300	343

Qwest Corp.
3.542% due 06/15/2013	100	105

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	6,000	6,499

Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.750% due 09/30/2019	7,400	8,842

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Telecom Italia Capital S.A.
1.135% due 07/18/2011	$4,400	$4,384
4.950% due 09/30/2014	2,900	3,091
5.250% due 11/15/2013	4,300	4,624
6.175% due 06/18/2014	14,600	16,118
6.200% due 07/18/2011	3,000	3,109

Telefonica Emisiones SAU
4.949% due 01/15/2015	1,800	1,972
6.221% due 07/03/2017	12,600	14,730
6.421% due 06/20/2016	10,775	12,649

TELUS Corp.
8.000% due 06/01/2011	12	13

Verizon Communications, Inc.
6.100% due 04/15/2018	25,700	30,605
6.350% due 04/01/2019	19,200	23,466

Verizon New England, Inc.
6.500% due 09/15/2011	200	210

Vodafone Group PLC
5.625% due 02/27/2017	16,000	18,333

		519,073

Total Corporate Bonds & Notes (Cost $4,403,971)		4,895,856

CONVERTIBLE BONDS & NOTES 0.3%

INDUSTRIALS 0.3%

Transocean, Inc.
1.500% due 12/15/2037	13,400	13,144
1.625% due 12/15/2037	4,600	4,588

Total Convertible Bonds & Notes (Cost $16,645)		17,732

MUNICIPAL BONDS & NOTES 1.9%

CALIFORNIA 0.9%

California State General Obligation Bonds, Series 2009
7.500% due 04/01/2034	7,200	7,841
7.550% due 04/01/2039	1,300	1,415

California State General Obligation Notes, Series 2009
5.250% due 04/01/2014	3,000	3,205
5.450% due 04/01/2015	14,000	15,095
5.950% due 04/01/2016	5,000	5,502

Riverside, California Revenue Bonds, Series 2009
7.000% due 08/01/2029	2,000	2,187

San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	1,500	1,514

Stockton, California Public Financing Authority Revenue Bonds, Series 2009
7.942% due 10/01/2038	12,500	13,336

West Contra Costa, California Unified School District General Obligation Bonds, Series 2009
8.460% due 08/01/2034	5,000	5,607

		55,702

COLORADO 0.1%

Colorado State Metro Wastewater Reclamation District Revenue Bonds, Series 2009
5.775% due 04/01/2029	7,500	8,256

FLORIDA 0.0%

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041	2,100	2,129

See Accompanying Notes	Semiannual Report	September 30, 2010	185

Schedule of Investments  PIMCO Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOUISIANA 0.1%

Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	$3,000	$3,032

OHIO 0.1%

Hamilton County, Ohio Revenue Bonds, Series 2009
6.500% due 12/01/2034	2,500	2,727

TEXAS 0.7%

Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	10,000	10,864

Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042	18,000	20,008

Texas State General Obligation Bonds, Series 2009
6.072% due 10/01/2029	10,000	10,935

		41,807

WASHINGTON 0.0%

Spokane County, Washington Revenue Bonds, Series 2009
6.474% due 12/01/2029	2,000	2,150

Total Municipal Bonds & Notes (Cost $106,290)		115,803

U.S. TREASURY OBLIGATIONS 27.1%

U.S. Treasury Bonds
3.500% due 02/15/2039	92	89
4.250% due 05/15/2039	105,450	115,946
4.375% due 11/15/2039 (f)(h)	71,600	80,315
4.375% due 05/15/2040	19,100	21,449
4.500% due 08/15/2039 (h)	169,274	193,792
4.625% due 02/15/20402 (f)(h)	36,150	42,233

U.S. Treasury Notes
1.250% due 08/31/2015	268,300	268,342
3.125% due 05/15/2019	3,500	3,721
3.250% due 03/31/2017 (f)	193,000	210,521
3.375% due 11/15/2019	69,800	75,220
3.625% due 02/15/2020 (e)(f)(h)	466,804	512,098
9.250% due 02/15/2016	27,150	38,233
9.875% due 11/15/2015	79,400	113,145

U.S. Treasury Strips
0.000% due 08/15/2039	9,900	3,153

Total U.S. Treasury Obligations (Cost $1,650,357)		1,678,257

MORTGAGE-BACKED SECURITIES 0.3%

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	110	115
5.934% due 02/10/2051	1,000	1,077

Bear Stearns Alt-A Trust
5.110% due 11/25/2034	265	249

Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	1,300	1,407
5.887% due 12/10/2049	91	98

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	200	218
5.886% due 11/15/2044	100	108

Countrywide Alternative Loan Trust
6.000% due 01/25/2037	135	95

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Mortgage Capital Certificates
0.327% due 02/15/2022		$3,102	$2,874
5.467% due 09/15/2039		100	105

GS Mortgage Securities Corp. II
5.560% due 11/10/2039		2,500	2,667

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		2,500	2,625

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		200	211

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		2,000	2,075
5.700% due 09/12/2049		100	105

Merrill Lynch Mortgage Investors, Inc.
2.953% due 05/25/2033		46	47

Morgan Stanley Capital I
5.569% due 12/15/2044		1,000	990

OBP Depositor LLC Trust
4.646% due 07/15/2045		3,000	3,250

Structured Adjustable Rate Mortgage Loan Trust
2.810% due 03/25/2034		83	82

Thornburg Mortgage Securities Trust
6.178% due 09/25/2037		377	369

Wells Fargo Mortgage-Backed Securities Trust
4.564% due 12/25/2033		387	403

Total Mortgage-Backed Securities (Cost $16,111)			19,170

ASSET-BACKED SECURITIES 0.5%

Bank of America Auto Trust
1.160% due 02/15/2012		3,097	3,100

Bumper 2 S.A.
2.379% due 06/20/2022	EUR	3,656	4,996

Ford Credit Auto Owner Trust
1.677% due 06/15/2012		$413	414
1.877% due 05/15/2012		945	949

MBNA Credit Card Master Note Trust
0.297% due 05/15/2013		500	500

SLM Student Loan Trust
1.998% due 04/25/2023		17,918	18,565

Total Asset-Backed Securities (Cost $27,891)			28,524

SOVEREIGN ISSUES 0.6%

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	1,700	2,320

Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	928

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		427	248
10.000% due 01/01/2017		8,600	4,702

Export-Import Bank of Korea
5.125% due 06/29/2020		$2,600	2,810
5.875% due 01/14/2015		22,200	24,865

Total Sovereign Issues (Cost $32,391)			35,873

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Wells Fargo & Co.
7.500% due 12/31/2049	15,500	$15,593

Total Convertible Preferred Securities (Cost $10,320)		15,593

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Farm Credit Bank
10.000% due 11/29/2049	10,000	10,422

SLM Corp.
3.148% due 03/15/2017	21,400	384

Total Preferred Securities (Cost $10,241)		10,806

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS 0.3%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	$6,000	6,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $6,121. Repurchase proceeds are $6,000.)

Morgan Stanley
0.250% due 10/01/2010	15,000	15,000
(Dated 09/30/2010. Collateralized by Freddie Mac 5.135% due 03/21/2011 valued at $15,380. Repurchase proceeds are $15,000.)

		21,000

U.S. TREASURY BILLS 0.0%
0.129% due 10/14/2010 - 01/13/2011 (c)(f)	710	710

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.1%
	703,503	7,048

Total Short-Term Instruments (Cost $28,758)		28,758

Total Investments 111.3% (Cost $6,345,082)		$6,888,285

Written Options (j) (0.5%) (Premiums $14,832)		(32,622)

Other Assets and Liabilities (Net) (10.8%)		(664,827)

Net Assets 100.0%		$6,190,836

186	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $549 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(f)	Securities with an aggregate market value of $26,548 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $45,194 at a weighted average interest rate of 0.089%. On September 30, 2010, securities valued at $1,031 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $4,189 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Australia Government 10-Year Bond December Futures	Long	12/2010	827	$506
U.S. Treasury 2-Year Note December Futures	Long	12/2010	133	60
U.S. Treasury 10-Year Note December Futures	Long	12/2010	1,297	1,339

				$1,905

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	BNP	(1.300%	)	12/20/2018	1.439%	$	3,000	$29	$0	$29
American Electric Power Co., Inc.	BCLY	(0.793%	)	06/20/2019	0.818%		36,000	61	0	61
American International Group, Inc.	GSC	(5.000%	)	09/20/2018	2.386%		10,000	(1,710)	(926)	(784)
Black & Decker Corp.	BCLY	(2.250%	)	06/20/2014	0.269%		4,000	(295)	0	(295)
Block Financial LLC	BOA	(1.550%	)	03/20/2013	4.070%		10,000	572	0	572
Block Financial LLC	CSFB	(1.110%	)	03/20/2013	4.070%		1,700	115	0	115
Cardinal Health, Inc.	BOA	(0.580%	)	06/20/2013	0.406%		5,000	(25)	0	(25)
Centex Corp.	BOA	(1.000%	)	06/20/2015	1.735%		4,000	129	133	(4)
Centex Corp.	DUB	(1.000%	)	03/20/2013	1.294%		13,000	89	(22)	111
CSX Corp.	BCLY	(1.440%	)	03/20/2018	0.633%		5,370	(303)	0	(303)
CSX Corp.	BNP	(1.000%	)	03/20/2014	0.415%		250	(5)	3	(8)
Dow Chemical Co.	CITI	(1.000%	)	06/20/2019	1.831%		2,500	153	226	(73)
DR Horton, Inc.	BNP	(1.000%	)	03/20/2016	2.818%		2,500	219	229	(10)
DR Horton, Inc.	BNP	(1.000%	)	06/20/2016	2.840%		5,000	459	328	131
DR Horton, Inc.	GSC	(1.000%	)	09/20/2014	2.494%		1,500	82	81	1
Embarq Corp.	DUB	(1.000%	)	06/20/2013	1.211%		2,500	13	(6)	19
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.936%		2,000	97	(32)	129
Freeport-McMoRan Corp.	GSC	(0.520%	)	09/20/2011	0.153%		200	(1)	0	(1)
Goldman Sachs Group, Inc.	JPM	(1.000%	)	06/20/2015	1.468%		10,300	211	181	30
KB Home	BNP	(1.000%	)	06/20/2015	4.468%		2,500	352	232	120
KB Home	DUB	(1.000%	)	03/20/2014	3.999%		3,000	286	249	37
Limited Brands, Inc.	BNP	(1.000%	)	12/20/2014	1.768%		1,250	38	96	(58)
Marsh & McLennan Cos., Inc.	BOA	(0.900%	)	06/20/2019	1.481%		2,000	86	0	86
Marsh & McLennan Cos., Inc.	CITI	(1.000%	)	09/20/2015	1.277%		5,000	64	(141)	205
Masco Corp.	BCLY	(1.000%	)	09/20/2012	1.846%		5,000	81	113	(32)
Motorola, Inc.	JPM	(1.000%	)	12/20/2012	0.407%		5,000	(68)	252	(320)
Newell Rubbermaid, Inc.	BOA	(0.660%	)	06/20/2013	0.852%		10,000	50	0	50
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.638%		2,000	(19)	0	(19)
RR Donnelley & Sons Co.	BOA	(1.850%	)	03/20/2017	2.894%		7,000	401	0	401
Ryder System, Inc.	CITI	(3.060%	)	03/20/2013	0.979%		3,000	(156)	0	(156)
Ryland Group, Inc.	BCLY	(1.000%	)	06/20/2017	2.730%		550	54	40	14
Ryland Group, Inc.	RBS	(1.000%	)	06/20/2017	2.730%		500	49	37	12
Toll Brothers Finance Corp.	GSC	(1.000%	)	12/20/2017	2.334%		2,100	173	55	118

								$1,281	$1,128	$153

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	CITI	5.000%	09/20/2015	3.041%	$	10,000	$888	$848	$40
Alcoa, Inc.	DUB	1.000%	06/20/2015	2.952%		4,200	(349)	(179)	(170)
Alcoa, Inc.	MSC	1.000%	06/20/2015	2.952%		600	(50)	(67)	17
Ally Financial, Inc.	JPM	1.840%	06/20/2012	2.860%		500	(8)	0	(8)
American Express Co.	JPM	2.750%	03/20/2014	0.685%		3,000	214	0	214

See Accompanying Notes	Semiannual Report	September 30, 2010	187

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	5.000%	09/20/2011	1.043%	$	4,000	$160	$(200)	$360
American International Group, Inc.	CITI	1.550%	03/20/2013	1.637%		1,000	(2)	0	(2)
American International Group, Inc.	DUB	0.890%	12/20/2012	1.534%		100	(1)	0	(1)
American International Group, Inc.	DUB	0.900%	12/20/2012	1.534%		300	(4)	0	(4)
American International Group, Inc.	JPM	2.062%	03/20/2013	1.637%		1,000	11	0	11
American International Group, Inc.	UBS	5.000%	09/20/2014	2.089%		1,000	110	(140)	250
Australia Government Bond	UBS	1.000%	09/20/2015	0.430%		6,100	171	155	16
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.536%		25,000	(559)	(502)	(57)
Berkshire Hathaway Finance Corp.	DUB	1.230%	12/20/2013	1.359%		5,000	(18)	0	(18)
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	1.536%		10,000	(223)	(83)	(140)
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2015	1.536%		15,000	(335)	(187)	(148)
Berkshire Hathaway Finance Corp.	MSC	1.000%	03/20/2015	1.536%		25,000	(559)	(468)	(91)
BHP Billiton Finance USA Ltd.	CSFB	1.000%	09/20/2015	1.011%		8,500	(2)	(49)	47
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	1.011%		16,200	(3)	(71)	68
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	1.011%		800	0	(4)	4
BHP Billiton Finance USA Ltd.	MSC	1.000%	09/20/2015	1.011%		1,900	(1)	(11)	10
BHP Billiton Finance USA Ltd.	RBS	1.000%	09/20/2015	1.011%		3,500	0	(8)	8
BMW U.S. Capital LLC	CITI	1.000%	09/20/2015	0.853%		7,800	57	11	46
BMW U.S. Capital LLC	GSC	1.000%	09/20/2015	0.853%		26,000	190	63	127
BP Capital Markets PLC	CSFB	1.000%	06/20/2015	1.604%		25,000	(660)	119	(779)
BP Capital Markets PLC	DUB	1.000%	06/20/2015	1.604%		10,000	(264)	57	(321)
BP Capital Markets PLC	MSC	1.000%	06/20/2015	1.604%		5,000	(132)	31	(163)
Brazil Government International Bond	BCLY	1.000%	09/20/2011	0.588%		3,000	13	9	4
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.128%		7,300	(42)	(62)	20
Brazil Government International Bond	BOA	1.000%	12/20/2015	1.154%		15,800	(116)	(133)	17
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.099%		1,150	(4)	(10)	6
Brazil Government International Bond	DUB	1.000%	03/20/2011	0.487%		10,000	27	48	(21)
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.154%		3,000	(22)	(28)	6
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%		2,500	(15)	(25)	10
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.033%		400	0	(4)	4
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.099%		10,000	(42)	(129)	87
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.154%		7,300	(54)	(54)	0
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.487%		26,500	72	122	(50)
Canadian Natural Resources Ltd.	BCLY	1.000%	09/20/2015	1.046%		1,500	(3)	(7)	4
Canadian Natural Resources Ltd.	DUB	5.000%	06/20/2014	0.869%		7,000	1,064	370	694
Canadian Natural Resources Ltd.	HSBC	1.000%	09/20/2015	1.046%		2,000	(4)	(7)	3
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	1.046%		4,100	(8)	(14)	6
Canadian Natural Resources Ltd.	RBS	1.000%	09/20/2015	1.046%		36,800	(70)	(162)	92
Charter Communications, Inc.	CITI	2.500%	09/20/2011	2.988%		4,500	(17)	(20)	3
Chesapeake Energy Corp.	CITI	5.000%	06/20/2015	3.419%		3,600	249	(60)	309
Chesapeake Energy Corp.	GSC	5.000%	03/20/2015	3.260%		9,600	697	299	398
China Government International Bond	BCLY	0.770%	12/20/2014	0.569%		5,350	46	0	46
China Government International Bond	BOA	0.820%	12/20/2014	0.569%		1,300	14	0	14
China Government International Bond	DUB	1.000%	09/20/2015	0.666%		13,000	213	116	97
China Government International Bond	DUB	1.000%	12/20/2015	0.692%		8,100	129	142	(13)
China Government International Bond	HSBC	1.000%	06/20/2015	0.637%		10,000	170	194	(24)
China Government International Bond	JPM	1.000%	06/20/2015	0.637%		3,500	59	71	(12)
China Government International Bond	JPM	1.000%	09/20/2015	0.666%		19,500	320	194	126
China Government International Bond	RBS	1.000%	06/20/2015	0.637%		10,000	170	194	(24)
Citigroup, Inc.	BNP	1.000%	12/20/2010	0.923%		5,200	3	3	0
Citigroup, Inc.	BOA	1.000%	03/20/2011	0.923%		10,000	6	(26)	32
Citigroup, Inc.	GSC	1.000%	12/20/2010	0.923%		7,300	4	(38)	42
Citigroup, Inc.	MSC	0.280%	09/20/2012	1.279%		700	(14)	0	(14)
Comcast Corp.	BCLY	1.610%	12/20/2013	0.809%		7,000	182	0	182
Dominion Resources, Inc.	CITI	0.670%	06/20/2015	0.478%		100	1	0	1
El Paso Corp.	BOA	5.000%	09/20/2014	2.408%		3,000	295	(248)	543
El Paso Corp.	DUB	5.000%	09/20/2014	2.408%		2,500	247	(212)	459
Emirate of Abu Dhabi	BCLY	1.000%	09/20/2015	1.112%		5,000	(25)	(25)	0
Emirate of Abu Dhabi	CITI	1.000%	09/20/2015	1.112%		4,100	(20)	(25)	5
Emirate of Abu Dhabi	CITI	1.000%	12/20/2015	1.139%		4,000	(27)	(26)	(1)
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2015	1.120%		10,000	(56)	(59)	3
Emirate of Abu Dhabi	DUB	1.000%	06/20/2015	1.083%		10,000	(35)	(53)	18
Emirate of Abu Dhabi	GSC	1.000%	09/20/2015	1.112%		1,200	(7)	(5)	(2)
Emirate of Abu Dhabi	HSBC	1.000%	09/20/2015	1.112%		2,000	(10)	(8)	(2)
Emirate of Abu Dhabi	MSC	1.000%	09/20/2015	1.112%		4,600	(23)	(22)	(1)
Forest Oil Corp.	BOA	5.000%	06/20/2015	3.484%		5,000	331	104	227
Forest Oil Corp.	CITI	5.000%	06/20/2015	3.484%		12,500	826	314	512
Forest Oil Corp.	CSFB	5.000%	06/20/2015	3.484%		1,500	99	(6)	105
Forest Oil Corp.	GSC	5.000%	06/20/2015	3.484%		6,500	430	126	304
Freeport-McMoRan Copper & Gold, Inc.	CITI	1.000%	06/20/2012	0.616%		300	2	0	2
General Electric Capital Corp.	BCLY	0.630%	12/20/2012	1.538%		600	(12)	0	(12)
General Electric Capital Corp.	BCLY	4.450%	12/20/2013	1.681%		4,000	349	0	349
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	1.692%		12,500	1,486	(1,000)	2,486
General Electric Capital Corp.	BNP	4.750%	12/20/2013	1.681%		1,500	145	0	145

188	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BNP	3.900%	03/20/2014	1.712%	$	10,000	$739	$0	$739
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.413%		3,700	232	70	162
General Electric Capital Corp.	BOA	7.000%	06/20/2013	1.623%		4,800	694	0	694
General Electric Capital Corp.	BOA	5.000%	09/20/2014	1.714%		8,000	1,002	922	80
General Electric Capital Corp.	CITI	1.000%	03/20/2011	1.112%		10,000	(2)	(44)	42
General Electric Capital Corp.	CITI	1.310%	03/20/2013	1.584%		1,000	(6)	0	(6)
General Electric Capital Corp.	CITI	6.950%	03/20/2013	1.584%		2,425	319	0	319
General Electric Capital Corp.	CITI	4.200%	03/20/2014	1.712%		10,000	840	0	840
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.714%		5,000	626	178	448
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.112%		700	0	(5)	5
General Electric Capital Corp.	DUB	1.070%	12/20/2012	1.538%		4,000	(40)	0	(40)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	1.681%		2,000	193	0	193
General Electric Capital Corp.	GSC	5.700%	12/20/2013	1.681%		5,000	632	0	632
General Electric Capital Corp.	GSC	5.000%	09/20/2014	1.714%		4,000	501	160	341
General Electric Capital Corp.	JPM	5.000%	09/20/2014	1.714%		23,300	2,918	1,363	1,555
General Electric Capital Corp.	MSC	5.000%	06/20/2014	1.692%		12,500	1,486	(1,000)	2,486
General Electric Capital Corp.	RBS	1.000%	03/20/2015	1.761%		1,300	(41)	(37)	(4)
Goldman Sachs Group, Inc.	BNP	1.000%	09/20/2011	1.005%		11,700	3	(126)	129
Goldman Sachs Group, Inc.	BOA	1.000%	03/20/2011	0.936%		3,500	2	(19)	21
HCA, Inc.	JPM	2.000%	03/20/2011	1.590%		5,000	13	0	13
Indonesia Government International Bond	BOA	1.000%	09/20/2015	1.372%		10,000	(173)	(245)	72
Indonesia Government International Bond	CITI	1.000%	09/20/2015	1.372%		8,000	(138)	(173)	35
Indonesia Government International Bond	JPM	1.000%	09/20/2015	1.372%		2,500	(43)	(62)	19
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.420%		6,500	(133)	(135)	2
Indonesia Government International Bond	MSC	1.000%	09/20/2015	1.372%		5,000	(86)	(120)	34
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.656%	EUR	10,000	(20)	0	(20)
Intelsat Ltd.	JPM	2.500%	09/20/2011	1.990%	$	9,000	51	30	21
Japan Government International Bond	GSC	1.000%	03/20/2015	0.500%		25,000	558	533	25
Japan Government International Bond	GSC	1.000%	09/20/2015	0.577%		2,400	50	35	15
Merrill Lynch & Co., Inc.	CSFB	1.000%	03/20/2011	1.066%		10,000	0	(10)	10
Merrill Lynch & Co., Inc.	UBS	1.000%	03/20/2011	1.066%		2,700	0	(3)	3
MetLife, Inc.	BNP	1.000%	06/20/2015	2.138%		1,600	(79)	(167)	88
MetLife, Inc.	DUB	2.073%	03/20/2013	1.646%		1,000	11	0	11
MetLife, Inc.	DUB	5.000%	06/20/2014	1.934%		9,000	990	(90)	1,080
MetLife, Inc.	DUB	5.000%	09/20/2014	1.986%		5,000	574	463	111
MetLife, Inc.	DUB	1.000%	03/20/2015	2.086%		10,000	(449)	(490)	41
MetLife, Inc.	DUB	5.000%	09/20/2019	2.312%		9,200	1,801	1,118	683
MetLife, Inc.	GSC	1.000%	12/20/2014	2.030%		10,000	(405)	(560)	155
MetLife, Inc.	GSC	1.000%	09/20/2015	2.183%		10,000	(537)	(549)	12
MetLife, Inc.	JPM	5.000%	06/20/2014	1.934%		6,000	660	(36)	696
MetLife, Inc.	JPM	5.000%	09/20/2014	1.986%		15,000	1,719	1,353	366
MetLife, Inc.	UBS	1.000%	03/20/2015	2.086%		850	(38)	(24)	(14)
Mexico Government International Bond	BCLY	1.000%	09/20/2011	0.700%		20,500	66	28	38
Mexico Government International Bond	BCLY	1.000%	09/20/2015	1.180%		9,800	(81)	(71)	(10)
Mexico Government International Bond	HSBC	1.690%	09/20/2014	1.064%		15,800	390	0	390
Mexico Government International Bond	MSC	1.000%	09/20/2015	1.180%		3,600	(30)	(28)	(2)
Mexico Government International Bond	UBS	1.000%	12/20/2010	0.658%		600	0	(1)	1
Mexico Government International Bond	UBS	1.000%	09/20/2015	1.180%		9,800	(82)	(85)	3
Morgan Stanley	CITI	1.000%	06/20/2011	1.031%		16,500	2	10	(8)
Morgan Stanley	UBS	1.000%	12/20/2010	1.031%		3,800	1	10	(9)
Pacific Gas & Electric Co.	BCLY	3.650%	03/20/2014	1.132%		8,000	689	0	689
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		25,000	(111)	(292)	181
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.571%		5,000	(133)	(143)	10
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	1.240%		3,600	(16)	(23)	7
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.571%		5,700	(151)	(182)	31
Prudential Financial, Inc.	CITI	1.000%	12/20/2010	0.969%		7,000	3	(11)	14
Rio Tinto Finance USA Ltd.	JPM	1.000%	09/20/2015	0.940%		3,800	12	(15)	27
RRI Energy, Inc.	MSC	5.000%	12/20/2014	7.160%		10,000	(731)	(1,000)	269
Russia Government International Bond	HSBC	1.000%	09/20/2011	0.753%		12,900	36	24	12
Russia Government International Bond	JPM	1.000%	09/20/2011	0.753%		8,600	24	18	6
Russia Government International Bond	UBS	1.000%	06/20/2015	1.561%		5,000	(124)	(76)	(48)
SLM Corp.	BCLY	5.000%	03/20/2014	4.727%		2,500	25	(262)	287
SLM Corp.	BOA	5.000%	12/20/2010	2.664%		3,500	23	(359)	382
SLM Corp.	BOA	5.000%	06/20/2011	2.664%		4,000	73	(190)	263
SLM Corp.	BOA	5.000%	09/20/2011	2.949%		21,700	461	(1,487)	1,948
SLM Corp.	BOA	5.000%	12/20/2012	3.978%		3,000	69	(165)	234
SLM Corp.	CITI	5.000%	09/20/2011	2.949%		8,000	170	(360)	530
SLM Corp.	JPM	5.000%	09/20/2011	2.949%		8,000	170	(960)	1,130
SLM Corp.	MSC	5.000%	09/20/2011	2.949%		3,000	64	(180)	244
South Korea Government Bond	BCLY	1.000%	09/20/2011	0.537%		13,400	65	48	17
South Korea Government Bond	BCLY	0.960%	12/20/2014	0.902%		400	1	0	1
South Korea Government Bond	BCLY	1.000%	09/20/2015	0.982%		3,600	4	(22)	26
South Korea Government Bond	JPM	1.000%	09/20/2015	0.982%		2,400	3	(10)	13
South Korea Government Bond	JPM	1.000%	12/20/2015	1.004%		12,800	2	(9)	11

See Accompanying Notes	Semiannual Report	September 30, 2010	189

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
South Korea Government Bond	RBS	1.000%	06/20/2015	0.958%	$	10,000	$22	$101	$(79)
South Korea Government Bond	UBS	1.000%	09/20/2011	0.537%		5,800	28	21	7
South Korea Government Bond	UBS	1.000%	09/20/2015	0.982%		10,500	12	(35)	47
Telefonica Emisiones S.A.U.	CITI	1.000%	09/20/2011	0.755%		12,000	32	(38)	70
Toyota Motor Corp.	BCLY	1.000%	03/20/2015	0.467%		4,500	106	21	85
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.467%		18,000	427	24	403
Transocean, Inc.	CSFB	5.000%	03/20/2012	1.065%		1,600	95	5	90
Transocean, Inc.	DUB	5.000%	03/20/2012	1.065%		2,800	166	11	155
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%		25,000	455	370	85
Vale Overseas Ltd.	MSC	0.700%	12/20/2011	0.737%		500	1	0	1
Vodafone Group PLC	CITI	1.000%	09/20/2015	0.823%		6,900	60	(50)	110
Vodafone Group PLC	DUB	1.000%	09/20/2015	0.823%		12,000	106	(86)	192
Vodafone Group PLC	GSC	1.000%	09/20/2015	0.823%		5,000	44	(31)	75
Vodafone Group PLC	RBS	1.000%	09/20/2015	0.823%		25,000	219	(144)	363
Volkswagen International Finance NV	BCLY	1.000%	09/20/2015	0.955%		14,000	35	(185)	220
Volkswagen International Finance NV	CITI	1.000%	09/20/2015	0.955%		9,400	23	(27)	50
Volkswagen International Finance NV	DUB	1.000%	09/20/2015	0.955%		19,600	48	(262)	310
Wells Fargo & Co.	BNP	1.000%	12/20/2010	0.415%		5,000	8	14	(6)
Westfield Management Ltd.	DUB	1.000%	12/20/2010	0.628%		15,700	18	0	18

							$22,877	$(4,601)	$27,478

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	310,000	$1,111	$1,492	$(381)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		900	6	1	5
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		93,000	629	112	517
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		200,000	1,308	300	1,008
Pay	1-Year BRL-CDI	11.140%	01/02/2012	BCLY		157,000	1,645	837	808
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		250,000	2,619	499	2,120
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		84,000	777	353	424
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		64,000	592	260	332
Pay	1-Year BRL-CDI	11.360%	01/02/2012	JPM		73,900	650	273	377
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		87,400	1,440	(33)	1,473
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		200,000	3,410	0	3,410
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	BCLY	$	14,300	549	333	216
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	JPM		300	37	10	27
Pay	3-Month USD-LIBOR	3.250%	09/02/2020	JPM		8,200	528	185	343
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	BNP	AUD	14,900	516	(145)	661
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		31,900	1,105	(275)	1,380
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC	MXN	5,800	51	9	42

							$16,973	$4,211	$12,762

(j)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	158	$49	$69
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	158	39	13

				$88	$82

190	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	19,800	$139	$22
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	418,900	1,110	24,537
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		418,900	3,393	0
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		58,600	525	314
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		109,500	129	240
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		109,500	394	252
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		29,900	263	160
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		5,900	40	40
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		17,300	57	76
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		17,300	81	23
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		15,000	136	80
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		59,000	402	388
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		143,300	1,488	952
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		7,800	19	457
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		7,800	69	0
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		16,200	53	71
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		16,200	74	21
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		74,300	676	398
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		156,800	1,537	1,041
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		357,800	2,966	2,392

								$13,551	$31,464

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-14 5-Year Index	BNP	Buy	0.900%	12/15/2010	$	3,400	$10	$5
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	1,900	6	5
Put - OTC CDX.IG-14 5-Year Index	BNP	Sell	1.500%	12/15/2010	$	3,400	10	5
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	12/15/2010	EUR	1,900	10	5
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010	$	7,700	14	13
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		7,700	21	10
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010		9,600	28	22
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		9,600	31	12
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	12/15/2010		500	1	1
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	12/15/2010		500	2	0
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.200%	12/15/2010		41,300	240	180
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	7,300	22	27
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011		7,300	59	60
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		3,900	28	28
Call - OTC iTraxx Europe 13 Index	UBS	Buy	0.900%	12/15/2010		17,000	69	45
Put - OTC iTraxx Europe 13 Index	UBS	Sell	1.600%	12/15/2010		17,000	69	36

							$620	$454

Inflation Cap
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BNP	215.969	Maximum of ((Index Final/Index Initial - 1) - 2.500%) or 0	12/14/2010	$15,000	$60	$0

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$27,900	$240	$349
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	21,200	273	273

						$513	$622

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	47	$1,451,900	EUR	927,200	$13,773
Sales	942	2,556,700		288,300	17,485
Closing Buys	(673)	(1,483,500)		(1,139,400)	(14,678)
Expirations	0	(104,000)		0	(494)
Exercised	0	(233,300)		0	(1,254)

Balance at 09/30/2010	316	$2,187,800	EUR	76,100	$14,832

See Accompanying Notes	Semiannual Report	September 30, 2010	191

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

(k)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
FIA Card Services N.A.	7.125%	11/15/2012	05/28/2003	$47	$49	0.00%

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	228	10/2010	CSFB	$16	$0	$16
Buy		300	10/2010	HSBC	17	0	17
Buy		17,580	10/2010	RBS	1,369	0	1,369
Sell	BRL	2,488	10/2010	BOA	0	(33)	(33)
Buy		748	10/2010	DUB	22	0	22
Buy		1,739	10/2010	JPM	60	0	60
Buy		2,488	12/2010	BOA	33	0	33
Sell	CAD	10	11/2010	CSFB	0	0	0
Buy		1,303	11/2010	DUB	0	(8)	(8)
Buy		2,547	11/2010	RBC	38	0	38
Buy		1,865	11/2010	RBS	10	(4)	6
Buy	CLP	27,495	01/2011	JPM	1	0	1
Buy	CNY	10,693	11/2010	BCLY	0	(7)	(7)
Buy		17,340	11/2010	CITI	0	(13)	(13)
Buy		44,732	11/2010	DUB	0	(41)	(41)
Buy		17,614	11/2010	MSC	0	(20)	(20)
Buy		157,230	01/2011	CITI	0	(53)	(53)
Sell		194,795	01/2011	DUB	0	(747)	(747)
Sell		43,613	01/2011	JPM	0	(170)	(170)
Sell		6,133	01/2011	RBS	0	(24)	(24)
Buy		78,906	06/2011	BCLY	222	0	222
Buy		140,150	06/2011	DUB	23	0	23
Buy		156,609	06/2011	JPM	395	0	395
Buy		192,647	11/2011	BOA	515	0	515
Buy		81,534	11/2011	DUB	222	0	222
Buy		139,482	11/2011	GSC	370	0	370
Sell	EUR	163,415	10/2010	DUB	0	(13,379)	(13,379)
Sell		1,118	11/2010	BCLY	0	(83)	(83)
Buy		453	11/2010	BNP	7	0	7
Sell		11,846	11/2010	CITI	0	(949)	(949)
Buy		783	11/2010	CSFB	64	0	64
Sell		7,855	11/2010	CSFB	0	(719)	(719)
Buy		51,083	11/2010	DUB	4,194	0	4,194
Sell		5,200	11/2010	DUB	0	(388)	(388)
Sell		4,966	11/2010	MSC	0	(412)	(412)
Sell		2,920	11/2010	RBS	4	0	4
Sell	GBP	21,852	12/2010	CITI	0	(382)	(382)
Sell		4,716	12/2010	GSC	0	(62)	(62)
Sell		10,653	12/2010	UBS	0	(158)	(158)
Buy	IDR	54,420,650	07/2011	CITI	66	0	66
Buy		113,167,000	07/2011	HSBC	215	0	215
Buy	INR	328,978	03/2011	BCLY	62	0	62
Buy		157,905	03/2011	HSBC	24	0	24
Buy		163,537	03/2011	JPM	16	0	16
Buy		186,250	03/2011	UBS	23	0	23
Buy	JPY	1,063,790	10/2010	CSFB	96	0	96
Sell		1,965,298	12/2010	BCLY	0	(210)	(210)
Sell		1,785,271	12/2010	CSFB	0	(161)	(161)
Buy	KRW	5,005,721	11/2010	BCLY	182	0	182
Sell		706,380	11/2010	BCLY	0	(19)	(19)
Buy		1,249,954	11/2010	BOA	32	0	32
Sell		708,464	11/2010	BOA	0	(20)	(20)
Buy		18,613,464	11/2010	CITI	346	0	346
Sell		2,886,324	11/2010	CITI	0	(47)	(47)
Sell		616,178	11/2010	DUB	0	(10)	(10)
Sell		328,440	11/2010	GSC	0	(8)	(8)
Buy		8,204,750	11/2010	JPM	56	(12)	44
Sell		666,815	11/2010	JPM	0	(14)	(14)
Buy		7,320,458	11/2010	MSC	158	0	158
Buy		1,162,360	11/2010	RBS	63	0	63
Buy		1,271,002	01/2011	DUB	22	0	22
Buy		26,634,990	01/2011	GSC	354	0	354
Buy		7,973,342	01/2011	JPM	131	0	131
Buy	MXN	357,215	02/2011	BCLY	968	0	968

192	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	41,491	02/2011	CITI	$120	$0	$120
Buy		1,292	02/2011	DUB	4	0	4
Buy		228,933	02/2011	JPM	0	(75)	(75)
Buy	NOK	176,542	11/2010	BCLY	64	0	64
Buy		87,951	11/2010	CITI	540	0	540
Buy	PHP	237,714	11/2010	BCLY	278	0	278
Buy		767,227	11/2010	CITI	841	0	841
Buy		227,300	11/2010	DUB	271	0	271
Buy	PHP	248,316	11/2010	JPM	107	0	107
Buy	SGD	25,660	03/2011	BOA	429	0	429
Buy		25,888	03/2011	DUB	159	0	159
Buy		5,320	03/2011	JPM	98	0	98
Buy		6,370	03/2011	RBS	114	0	114
Buy	TWD	23	10/2010	BCLY	0	0	0
Buy		66	10/2010	CITI	0	0	0
Buy		156	01/2011	DUB	0	0	0
Buy		96	01/2011	JPM	0	0	0
Buy		148	01/2011	MSC	0	0	0
Buy		80	01/2011	UBS	0	0	0
Buy	ZAR	153	10/2010	BCLY	3	0	3

					$13,424	$(18,228)	$(4,804)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$41,913	$0	$41,913
Corporate Bonds & Notes
Banking & Finance	4,995	2,330,280	55	2,335,330
Industrials	52,339	1,989,114	0	2,041,453
Utilities	0	519,073	0	519,073
Convertible Bonds & Notes
Industrials	0	17,732	0	17,732
Municipal Bonds & Notes
California	0	55,702	0	55,702
Colorado	0	8,256	0	8,256
Florida	0	2,129	0	2,129
Louisiana	0	3,032	0	3,032
Ohio	0	2,727	0	2,727
Texas	0	41,807	0	41,807
Washington	0	2,150	0	2,150
U.S. Treasury Obligations	0	1,678,257	0	1,678,257
Mortgage-Backed Securities	0	19,170	0	19,170
Asset-Backed Securities	0	28,524	0	28,524
Sovereign Issues	0	35,873	0	35,873
Convertible Preferred Securities
Banking & Finance	15,593	0	0	15,593
Preferred Securities
Banking & Finance	10,806	0	0	10,806

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short-Term Instruments
Repurchase Agreements	$0	$21,000	$0	$21,000
U.S. Treasury Bills	0	710	0	710
PIMCO Short-Term Floating NAV Portfolio	7,048	0	0	7,048
Investments, at value	$90,781	$6,797,449	$55	$6,888,285

Financial Derivative Instruments (7) - Assets
Credit Contracts	3	32,040	0	32,043
Foreign Exchange Contracts	0	13,424	0	13,424
Interest Rate Contracts	1,905	13,143	0	15,048
	$1,908	$58,607	$0	$60,515

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4,412)	(454)	(4,866)
Foreign Exchange Contracts	0	(18,228)	0	(18,228)
Interest Rate Contracts	0	(31,927)	(622)	(32,549)
	$0	$(54,567)	$(1,076)	$(55,643)

Totals	$92,689	$6,801,489	$(1,021)	$6,893,157

See Accompanying Notes	Semiannual Report	September 30, 2010	193

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$0	$0	$0	$0	$0	$0	$55	$0	$55	$0
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(912)	0	(620)	0	2,014	(936)	0	0	(454)	166
Interest Rate Contracts	(253)	0	(273)	0	0	(96)	0	0	(622)	(96)

	$(1,165)	$0	$(893)	$0	$2,014	$(1,032)	$0	$0	$(1,076)	$70

Totals	$(1,165)	$0	$(893)	$0	$2,014	$(1,032)	$55	$0	$(1,021)	$70

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$650	$0	$0	$0	$0	$650
Unrealized appreciation on foreign currency contracts	0	13,424	0	0	0	13,424
Unrealized appreciation on swap agreements	13,143	0	32,043	0	0	45,186

	$13,793	$13,424	$32,043	$0	$0	$59,260

Liabilities:
Written options outstanding	$32,168	$0	$454	$0	$0	$32,622
Variation margin payable (2)	134	0	0	0	0	134
Unrealized depreciation on foreign currency contracts	0	18,228	0	0	0	18,228
Unrealized depreciation on swap agreements	381	0	4,412	0	0	4,793

	$32,683	$18,228	$4,866	$0	$0	$55,777

194	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$(29)	$0	$0	$0	$(29)
Net realized gain on futures contracts, written options and swaps	55,959	494	17,964	0	0	74,417
Net realized gain on foreign currency transactions	0	5,847	0	0	0	5,847

	$55,959	$6,312	$17,964	$0	$0	$80,235

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$0	$15	$0	$0	$0	$15
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(33,182)	(52)	(6,557)	0	0	(39,791)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(13,122)	0	0	0	(13,122)

	$(33,182)	$(13,159)	$(6,557)	$0	$0	$(52,898)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $1,905 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	195

Schedule of Investments  PIMCO Long-Term U.S. Government Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 6.0%

BANKING & FINANCE 5.2%

Bank of America Corp.
0.786% due 10/14/2016	$5,000	$4,467
0.792% due 09/11/2012	23,305	23,141

Goldman Sachs Group, Inc.
0.604% due 02/06/2012	5,100	5,069

HSBC Finance Corp.
0.727% due 06/01/2016	3,000	2,732
0.776% due 01/15/2014	5,000	4,759

International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,875

Morgan Stanley
0.975% due 10/18/2016	9,400	8,273
1.006% due 10/15/2015	3,000	2,755

U.S. Trade Funding Corp.
4.260% due 11/15/2014	3,684	3,888

		57,959

INDUSTRIALS 0.8%

Cal Dive I-Title XI, Inc.
4.930% due 02/01/2027	3,319	3,683

Gannett Co., Inc.
5.750% due 06/01/2011	2,200	2,238

Loews Corp.
5.250% due 03/15/2016	3,000	3,380

		9,301

Total Corporate Bonds & Notes (Cost $66,887)		67,260

MUNICIPAL BONDS & NOTES 1.1%

CALIFORNIA 0.9%

Anaheim, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	5,345	5,453

Los Angeles, California Community College District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,496

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	2,000	2,086

		10,035

CONNECTICUT 0.1%

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	600	676

NEW YORK 0.1%

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	733

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	223

TEXAS 0.0%

Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	100	109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
5.999% due 12/01/2044	$355	$412

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	100	104

		625

Total Municipal Bonds & Notes (Cost $11,545)		12,292

U.S. GOVERNMENT AGENCIES 31.8%

Fannie Mae
0.000% due 06/01/2017	3,000	2,548
0.316% due 07/25/2037	1,101	1,104
0.457% due 03/18/2031	570	570
0.706% due 10/25/2030	10	10
0.856% due 10/25/2017	153	155
1.156% due 04/25/2032	131	133
1.331% due 03/25/2022	101	103
1.586% due 06/01/2043	775	778
1.588% due 03/01/2044	592	599
2.250% due 10/01/2024	63	65
2.470% due 08/01/2026	16	17
2.578% due 11/01/2023	171	180
2.823% due 07/01/2035	355	373
2.842% due 05/01/2025	20	21
2.907% due 12/01/2027	61	64
3.020% due 02/01/2028	19	20
3.183% due 11/01/2034	304	319
3.250% due 10/01/2024	1	1
4.047% due 04/01/2028	87	91
4.250% due 04/25/2037	372	383
4.500% due 10/25/2023 - 06/25/2025	5,977	6,566
5.000% due 08/25/2033 - 08/25/2036	10,480	11,290
5.375% due 04/11/2022	11,900	12,643
5.380% due 07/01/2033	2,303	2,535
5.500% due 11/25/2033 - 08/25/2035	9,482	10,720
5.625% due 04/17/2028	200	241
5.800% due 02/09/2026	15,000	15,242
6.000% due 05/17/2027	767	866
6.250% due 12/25/2013	3	3
6.500% due 02/01/2022 - 08/01/2037	6,405	7,160
6.750% due 06/25/2032	6,931	7,477
6.900% due 05/25/2023	147	165
6.950% due 07/25/2020	39	44
7.000% due 06/25/2022 - 03/01/2038	4,387	5,109
7.800% due 10/25/2022	25	30
9.000% due 08/01/2021 - 11/01/2030	70	81

Farmer Mac
7.373% due 07/25/2011	1,346	1,359

Federal Farm Credit Bank
5.050% due 03/28/2019	1,000	1,193
5.125% due 07/09/2029	675	786
5.150% due 03/25/2020	1,000	1,196
5.750% due 12/07/2028	500	606

Federal Housing Administration
6.896% due 07/01/2020	1,012	1,007
7.000% due 11/25/2019	270	270
7.430% due 11/01/2019 - 06/01/2024	556	557

Financing Corp.
0.000% due 09/26/2019	2,500	1,927

Freddie Mac
0.000% due 12/11/2025	11,600	6,329
0.657% due 01/15/2033	313	314

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.757% due 04/15/2029 - 12/15/2032	$409	$411
0.807% due 06/15/2031	148	149
1.312% due 09/15/2021	48	48
1.586% due 10/25/2044	6,475	6,730
1.786% due 07/25/2044	1,742	1,747
2.500% due 05/01/2022	6	6
2.506% due 10/01/2026	23	24
2.512% due 01/01/2028	135	140
2.521% due 01/01/2028	21	22
2.575% due 09/01/2027	36	36
2.590% due 06/01/2022	4	4
2.619% due 02/01/2028	225	227
2.680% due 12/01/2024	49	51
4.000% due 09/15/2030	31	33
4.230% due 10/25/2023	74	72
4.500% due 02/10/2020 - 07/15/2035	20,527	21,412
5.000% due 07/15/2014 - 07/15/2033	7,227	7,889
5.500% due 12/15/2021 - 06/15/2035	5,090	5,605
5.625% due 11/23/2035	19,400	21,374
6.000% due 05/15/2028 - 05/15/2036	24,149	26,471
6.250% due 09/15/2023	2,365	2,443
6.500% due 08/01/2022 - 10/25/2043	1,883	2,081
7.000% due 07/15/2012 - 01/15/2024	529	601

Ginnie Mae
1.207% due 03/20/2031	802	806
3.125% due 12/20/2017 - 11/20/2027	249	257
3.375% due 02/20/2017 - 05/20/2030	1,043	1,076
3.500% due 03/20/2021 - 05/20/2032	265	273
3.625% due 09/20/2017 - 09/20/2026	369	381
6.000% due 08/20/2033	3,076	3,434
6.500% due 08/20/2034 - 09/20/2034	54	60
7.000% due 03/16/2029	558	608

Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	27,558	17,979
5.500% due 09/18/2023 - 09/18/2033	38,400	47,641

Overseas Private Investment Corp.
4.736% due 03/15/2022	3,677	3,756

Private Export Funding Corp.
5.000% due 12/15/2016	7,200	8,404

Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	38,000	19,197

Resolution Funding Corp. Interest Strip
0.000% due 10/15/2028 - 04/15/2029	12,439	6,079

Small Business Administration
5.240% due 08/01/2023	3,983	4,287

Tennessee Valley Authority
4.625% due 09/15/2060	5,000	5,234
4.875% due 01/15/2048	11,700	13,078
5.250% due 09/15/2039	2,500	2,913
5.375% due 04/01/2056	12,800	15,381
5.880% due 04/01/2036	2,100	2,644

Total U.S. Government Agencies (Cost $317,264)		354,314

196	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 69.0%

Treasury Inflation Protected Securities (b)
2.375% due 01/15/2025	$520	$598
2.375% due 01/15/2027	2,703	3,120
2.500% due 01/15/2029	2,159	2,547
3.375% due 04/15/2032	123	166
3.625% due 04/15/2028	539	721

U.S. Treasury Bonds
3.875% due 08/15/2040	7,650	7,908
4.250% due 05/15/2039	46,627	51,268
4.375% due 11/15/2039	65,600	73,585
4.375% due 05/15/2040	5,300	5,952
4.500% due 08/15/2039 (e)(f)	86,400	98,915
5.250% due 11/15/2028	2	3
5.375% due 02/15/2031	71,500	92,056
5.500% due 08/15/2028	49,900	64,737
6.125% due 11/15/2027	18,500	25,544
7.875% due 02/15/2021	21,700	32,164
8.000% due 11/15/2021	30,800	46,460
8.125% due 05/15/2021	14,800	22,355

U.S. Treasury Strips
0.000% due 08/15/2020	7,000	5,306
0.000% due 05/15/2021	26,200	19,222
0.000% due 11/15/2021	13,800	9,906
0.000% due 08/15/2022	66,950	46,282
0.000% due 08/15/2022 (d)(f)	19,600	13,648
0.000% due 02/15/2027	18,200	10,159
0.000% due 11/15/2027	28,700	15,783
0.000% due 05/15/2028	43,300	22,721
0.000% due 05/15/2030	55,350	27,109
0.000% due 02/15/2032	22,500	9,858
0.000% due 05/15/2032	1,300	564
0.000% due 08/15/2032	22,500	9,636
0.000% due 02/15/2033	20,400	8,539
0.000% due 11/15/2034	2,300	887
0.000% due 05/15/2037	2,400	829
0.000% due 02/15/2038	7,400	2,553
0.000% due 05/15/2038	35,400	12,075
0.000% due 05/15/2039	21,100	6,803
0.000% due 08/15/2039	55,300	17,614
0.000% due 11/15/2039	7,100	2,234

Total U.S. Treasury Obligations (Cost $737,476)		769,827

MORTGAGE-BACKED SECURITIES 6.5%

American Home Mortgage Investment Trust
2.159% due 09/25/2035	1,887	1,866

Banc of America Commercial Mortgage, Inc.
4.589% due 07/10/2043	384	402
5.451% due 01/15/2049	372	391
5.706% due 02/10/2051	551	599

Banc of America Funding Corp.
4.000% due 02/20/2036	2,921	2,723

Bear Stearns Adjustable Rate Mortgage Trust
3.063% due 10/25/2035	2,200	2,041
3.350% due 02/25/2034	676	577
3.399% due 02/25/2033	36	33
3.550% due 01/25/2034	233	232
5.350% due 04/25/2033	234	234

Bear Stearns Alt-A Trust
2.984% due 09/25/2035	1,219	927

Bear Stearns Commercial Mortgage Securities
5.694% due 06/11/2050	1,120	1,211
5.746% due 09/11/2042	771	861
5.907% due 06/11/2040	963	1,053

Bear Stearns Mortgage Securities, Inc.
2.621% due 06/25/2030	9	9

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	241	252

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.886% due 11/15/2044	$406	$440

Commercial Mortgage Pass-Through Certificates
6.009% due 12/10/2049	513	559

Countrywide Alternative Loan Trust
0.436% due 05/25/2047	1,377	765
0.466% due 05/25/2035	1,181	754
5.500% due 10/25/2033	7,342	6,805

Countrywide Home Loan Mortgage Pass-Through Trust
0.546% due 04/25/2035	387	254
0.576% due 03/25/2035	2,016	1,197
0.596% due 06/25/2035	1,501	1,281
6.000% due 10/25/2034	5,978	6,026

Credit Suisse First Boston Mortgage Securities Corp.
2.494% due 07/25/2033	701	663
6.500% due 04/25/2033	8	8

First Horizon Asset Securities, Inc.
2.876% due 12/25/2033	625	613

First Republic Mortgage Loan Trust
0.736% due 06/25/2030	152	145

GMAC Mortgage Corp. Loan Trust
3.176% due 06/25/2034	777	676

Greenwich Capital Commercial Funding Corp.
4.619% due 08/10/2042	363	380
5.381% due 03/10/2039	629	652

GS Mortgage Securities Corp. II
0.348% due 03/06/2020	907	882

GSR Mortgage Loan Trust
6.000% due 03/25/2032	1	1

Harborview Mortgage Loan Trust
0.477% due 05/19/2035	941	590
0.497% due 03/19/2036	1,090	637
3.048% due 07/19/2035	1,405	1,119

Impac CMB Trust
0.506% due 10/25/2035	5,320	3,101
4.664% due 09/25/2034	2,227	2,218

JPMorgan Chase Commercial Mortgage Securities Corp.
5.794% due 02/12/2051	574	619
5.882% due 02/15/2051	206	216
5.915% due 02/12/2049	804	872
5.932% due 02/12/2049	2,708	2,973

JPMorgan Mortgage Trust
3.279% due 07/25/2035	955	936

MASTR Asset Securitization Trust
5.500% due 09/25/2033	378	391

Merrill Lynch Floating Trust
0.796% due 07/09/2021	1,500	1,396

Morgan Stanley Capital I
0.318% due 10/15/2020	841	778

Nomura Asset Acceptance Corp.
2.788% due 10/25/2035	4,743	3,679

Residential Accredit Loans, Inc.
0.556% due 08/25/2035	889	568
0.656% due 01/25/2033	102	86
0.656% due 03/25/2033	339	304
6.000% due 06/25/2036	3,283	2,130

Sequoia Mortgage Trust
0.607% due 10/19/2026	67	57
0.607% due 07/20/2033	967	912
0.637% due 10/20/2027	32	29

Structured Adjustable Rate Mortgage Loan Trust
0.476% due 05/25/2037	3,025	1,906

Structured Asset Mortgage Investments, Inc.
0.356% due 09/25/2047	69	69

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.466% due 04/25/2036	$2,744	$1,563
0.476% due 05/25/2036	324	184
0.917% due 09/19/2032	38	33
1.097% due 10/19/2033	246	214

Structured Asset Securities Corp.
2.256% due 01/25/2032	3	2

Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	665	617
5.090% due 07/15/2042	215	230

WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (a)	1,039	57
0.486% due 04/25/2045	735	608
0.516% due 11/25/2045	71	58
0.566% due 01/25/2045	1,363	1,140
0.796% due 12/25/2027	1,022	921
1.180% due 12/25/2046	1,234	840
1.370% due 02/25/2046	2,041	1,524
1.680% due 05/25/2041	121	114
1.770% due 06/25/2042	65	53
1.770% due 08/25/2042	44	39
3.253% due 08/25/2046	780	540

Wells Fargo Mortgage-Backed Securities Trust
4.576% due 03/25/2036	2,407	2,111

Total Mortgage-Backed Securities (Cost $83,174)		71,946

ASSET-BACKED SECURITIES 1.0%

Accredited Mortgage Loan Trust
0.306% due 02/25/2037	91	91

Amortizing Residential Collateral Trust
0.526% due 06/25/2032	15	13
0.836% due 07/25/2032	23	20

Bear Stearns Asset-Backed Securities Trust
0.916% due 10/25/2032	174	164
1.256% due 11/25/2042	1,111	976

Carrington Mortgage Loan Trust
0.576% due 10/25/2035	410	390

CIT Group Home Equity Loan Trust
0.526% due 06/25/2033	30	26

Conseco Financial Corp.
7.200% due 04/15/2026	4	4

Countrywide Asset-Backed Certificates
0.366% due 10/25/2046	29	29
0.416% due 02/25/2036	30	30

Credit-Based Asset Servicing & Securitization LLC
0.316% due 11/25/2036	69	59

First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036	135	133

Ford Credit Auto Owner Trust
1.677% due 06/15/2012	3,610	3,626

Fremont Home Loan Trust
0.316% due 01/25/2037	252	229

GSRPM Mortgage Loan Trust
0.376% due 03/25/2035	88	87

Home Equity Mortgage Trust
0.436% due 05/25/2036	3,209	2,929

HSI Asset Securitization Corp. Trust
0.306% due 12/25/2036	76	70

LA Arena Funding LLC
7.656% due 12/15/2026	74	77

Massachusetts Educational Financing Authority
1.448% due 04/25/2038	1,119	1,125

SACO I, Inc.
1.016% due 11/25/2035	926	466

See Accompanying Notes	Semiannual Report	September 30, 2010	197

Schedule of Investments  PIMCO Long-Term U.S. Government Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Soundview Home Equity Loan Trust
0.316% due 11/25/2036	$238	$112

Structured Asset Securities Corp.
0.306% due 10/25/2036	108	107

Washington Mutual Asset-Backed Certificates
0.316% due 10/25/2036	452	322

Total Asset-Backed Securities (Cost $12,255)		11,085

SHORT-TERM INSTRUMENTS 2.0%

REPURCHASE AGREEMENTS 0.6%

Deutsche Bank AG
0.320% due 10/01/2010	1,500	1,500
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $1,533. Repurchase proceeds are $1,500.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	$3,000	$3,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $3,061. Repurchase proceeds are $3,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	2,952	2,952
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $3,012. Repurchase proceeds are $2,952.)

		7,452

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.4%
1,530,119	$15,329

Total Short-Term Instruments (Cost $22,781)	22,781

Total Investments 117.4% (Cost $1,251,382)	$1,309,505

Written Options (h) (0.0%) (Premiums $217)	(313)

Other Assets and Liabilities (Net) (17.4%)	(193,804)

Net Assets 100.0%	$1,115,388

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $302 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $103,409 at a weighted average interest rate of 0.217%. On September 30, 2010, securities valued at $96,167 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $1,894 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	1,073	$814
90-Day Eurodollar March Futures	Long	03/2012	665	265
90-Day Eurodollar September Futures	Long	09/2011	703	1,079
U.S. Treasury 5-Year Note December Futures	Long	12/2010	10	9

				$2,167

(g)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Bank of America Corp.	MLP	(0.170%	)	12/20/2016	1.709%	$	5,000	$432	$0	$432
Gannett Co., Inc.	JPM	(0.330%	)	06/20/2011	1.123%		2,200	12	0	12
HSBC Finance Corp.	BNP	(0.165%	)	12/20/2013	1.206%		5,000	163	0	163
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	1.501%		3,000	203	0	203
International Lease Finance Corp.	GSC	(0.200%	)	03/20/2013	3.948%		2,900	249	0	249
Loews Corp.	JPM	(0.280%	)	03/20/2016	1.099%		3,000	126	0	126
Morgan Stanley	RBS	(0.275%	)	12/20/2015	1.848%		3,000	227	0	227
Morgan Stanley	RBS	(0.320%	)	12/20/2016	1.856%		4,400	376	0	376
Wells Fargo Bank N.A.	GSC	(0.140%	)	03/20/2015	1.233%		5,000	235	0	235

								$2,023	$0	$2,023

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

198	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB	$	11,000	$142	$147	$(5)
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		74,400	1,020	0	1,020
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		23,800	312	(234)	546
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		51,000	669	(151)	820

							$2,143	$(238)	$2,381

(h)	Written options outstanding on September 30, 2010:

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$8,000	$66	$100
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	16,800	151	213

						$217	$313

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	360	$349,600	$2,514
Sales	0	16,800	151
Closing Buys	(360)	(341,600)	(2,448)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2010	0	$24,800	$217

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$54,071	$3,888	$57,959
Industrials	0	9,301	0	9,301
Municipal Bonds & Notes
California	0	10,035	0	10,035
Connecticut	0	676	0	676
New York	0	733	0	733
Puerto Rico	0	223	0	223
Texas	0	625	0	625
U.S. Government Agencies	0	351,121	3,193	354,314
U.S. Treasury Obligations	0	769,827	0	769,827
Mortgage-Backed Securities	0	71,889	57	71,946
Asset-Backed Securities	0	11,085	0	11,085
Short-Term Instruments
Repurchase Agreements	0	7,452	0	7,452
PIMCO Short-Term Floating NAV Portfolio	15,329	0	0	15,329
Investments, at value	$15,329	$1,287,038	$7,138	$1,309,505

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$2,023	$0	$2,023
Interest Rate Contracts	2,167	2,386	0	4,553
	$2,167	$4,409	$0	$6,576

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$(5)	$(313)	$(318)

Totals	$17,496	$1,291,442	$6,825	$1,315,763

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$4,425	$0	$(530)	$0	$0	$(7)	$0	$0	$3,888	$19
U.S. Government Agencies	3,501	0	(330)	(1)	(11)	34	0	0	3,193	22
Mortgage-Backed Securities	0	0	0	0	0	57	0	0	57	57

Investments, at value	$7,926	$0	$(860)	$(1)	$(11)	$84	$0	$0	$7,138	$98

See Accompanying Notes	Semiannual Report	September 30, 2010	199

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	(Unaudited) September 30, 2010

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$(66)	$0	$(151)	$0	$0	$(96)	$0	$0	$(313)	$(96)

Totals	$7,860	$0	$(1,011)	$(1)	$(11)	$(12)	$0	$0	$6,825	$2

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(j)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$0	$0	$0	$0	$0	$0
Unrealized appreciation on swap agreements	2,386	0	2,023	0	0	4,409

	$2,386	$0	$2,023	$0	$0	$4,409

Liabilities:
Written options outstanding	$313	$0	$0	$0	$0	$313
Unrealized depreciation on swap agreements	5	0	0	0	0	5

	$318	$0	$0	$0	$0	$318

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$14,737	$0	$262	$0	$1	$15,000

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(6,700)	$0	$178	$0	$0	$(6,522)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $2,167 as reported in the Notes to Schedule of Investments.

200	PIMCO Funds	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Fund	(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%

American General Finance Corp.
7.250% due 04/21/2015	$2,000	$2,013

CIT Group, Inc.
6.250% due 08/11/2015	30,766	31,069

Fidelity National Information Services, Inc.
5.250% due 07/18/2016	20,000	20,177

Ford Motor Co.
4.750% due 12/15/2013	18,500	18,170

Georgia-Pacific Corp.
2.289% due 12/23/2012	413	412
2.292% due 12/23/2012	14,895	14,829
2.299% due 12/23/2012	2,645	2,634

Graham Packaging Co. LP
6.000% due 09/23/2016	17,000	17,154

HCA, Inc.
2.539% due 11/17/2013	25,000	24,099

SunGard Data Systems, Inc.
2.007% due 02/28/2014	10	10
2.008% due 02/28/2014	55	53

West Corp.
2.631% due 10/24/2013	5	5
2.632% due 10/24/2013	8	8
2.635% due 10/24/2013	5	5

Total Bank Loan Obligations (Cost $129,167)		130,638

CORPORATE BONDS & NOTES 33.2%

BANKING & FINANCE 23.8%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	1,700	1,787
7.700% due 08/07/2013	88,500	97,850

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	16,900	18,691

Ally Financial, Inc.
2.497% due 12/01/2014	3,161	2,829
5.375% due 06/06/2011	3,753	3,814
5.900% due 10/15/2019	18	15
6.000% due 12/15/2011	3,500	3,563
6.000% due 02/15/2019	591	514
6.000% due 03/15/2019	2,865	2,495
6.050% due 08/15/2019	21	18
6.050% due 10/15/2019	951	826
6.100% due 09/15/2019	490	431
6.150% due 03/15/2016	531	497
6.250% due 12/15/2018	933	834
6.300% due 03/15/2016	185	174
6.500% due 09/15/2016	210	198
6.500% due 10/15/2016	40	38
6.600% due 05/15/2018	556	515
6.600% due 06/15/2019	38	35
6.625% due 05/15/2012	14,318	14,887
6.650% due 04/15/2016	195	187
6.650% due 06/15/2018	97	90
6.700% due 08/15/2016	100	95
6.750% due 12/01/2014	4,178	4,338
6.750% due 08/15/2016	2,172	2,073
6.750% due 09/15/2016	10	10
6.750% due 11/15/2016	25	24
6.750% due 06/15/2019	75	69
6.800% due 09/15/2016	71	68
6.800% due 09/15/2018	222	206
6.850% due 04/15/2016	389	376
6.875% due 09/15/2011	23,778	24,491
6.875% due 08/28/2012	76,064	79,625
6.875% due 08/15/2016	35	34
6.875% due 07/15/2018	411	386
7.000% due 02/01/2012	6,635	6,917
7.000% due 07/15/2016	10	10

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 09/15/2018		$751	$706
7.250% due 03/02/2011		73,000	74,539
7.250% due 06/15/2016		178	174
7.250% due 01/15/2018		295	290
7.250% due 08/15/2018		1,563	1,498
7.250% due 01/15/2025		3,495	3,168
7.300% due 01/15/2018		1,349	1,328
7.500% due 12/31/2013		18,430	19,766
7.500% due 06/15/2016		117	116
7.500% due 12/15/2017		590	588
8.300% due 02/12/2015		4,400	4,807

American Express Bank FSB
0.386% due 05/29/2012		75	74
0.407% due 06/12/2012		617	611
5.500% due 04/16/2013		31,600	34,423
5.550% due 10/17/2012		8,500	9,161

American Express Co.
6.150% due 08/28/2017		1,800	2,075
7.000% due 03/19/2018		500	603

American Express Credit Corp.
0.408% due 10/04/2010		1,309	1,309
0.438% due 12/02/2010		7,300	7,301
5.875% due 05/02/2013		4,000	4,406
7.300% due 08/20/2013		13,000	14,953

American Express Travel Related Services Co., Inc.
0.459% due 06/01/2011		23,353	23,175

American General Finance Corp.
3.250% due 01/16/2013	EUR	6,000	7,032
4.000% due 03/15/2011		$1,400	1,400
4.125% due 11/29/2013	EUR	12,500	14,469
4.875% due 07/15/2012		$200	190
5.375% due 10/01/2012		80	76
5.625% due 08/17/2011		34,304	34,132
5.900% due 09/15/2012		335	322
6.900% due 12/15/2017		1,125	945

American International Group, Inc.
0.391% due 03/20/2012		5,000	4,846
0.635% due 10/18/2011		7,400	7,293
1.034% due 04/26/2011	EUR	8,100	10,992
4.250% due 05/15/2013		$40,850	42,382
4.700% due 10/01/2010		2,300	2,300
4.950% due 03/20/2012		38,800	40,498
5.050% due 10/01/2015		25,400	25,972
5.375% due 10/18/2011		35,000	36,312
5.450% due 05/18/2017		10,000	10,225
5.600% due 10/18/2016		900	922
5.850% due 01/16/2018		38,700	40,248
8.000% due 05/22/2068	EUR	6,600	8,593
8.250% due 08/15/2018		$99,800	116,766
8.625% due 05/22/2068	GBP	4,200	6,301

Anadarko Finance Co.
6.750% due 05/01/2011 (i)		$20,600	21,241

ANZ National International Ltd.
3.125% due 08/10/2015		16,900	17,135
6.200% due 07/19/2013		59,500	66,175

AvalonBay Communities, Inc.
6.125% due 11/01/2012		37	40

BA Covered Bond Issuer
5.500% due 06/14/2012		25,000	26,411

Banco do Brasil S.A.
4.500% due 01/22/2015		7,300	7,692

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		24,500	24,605

Banco Santander Chile
2.875% due 11/13/2012		65,700	66,366
3.750% due 09/22/2015		45,200	45,937

Bank of America Corp.
0.786% due 10/14/2016		37,400	33,414
6.500% due 08/01/2016		5,000	5,632

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.375% due 05/15/2014		$8,400	$9,665
7.625% due 06/01/2019		4,300	5,108

Bank of Nova Scotia
1.450% due 07/26/2013		44,000	44,510

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		31,800	34,312

Barclays Bank PLC
0.465% due 03/23/2017		16,500	15,296
3.250% due 01/28/2015		13,000	12,990
6.050% due 12/04/2017		1,200	1,303
10.179% due 06/12/2021		560	748

Barry Callebaut Services NV
6.000% due 07/13/2017	EUR	1,250	1,823

BBVA Bancomer S.A.
7.250% due 04/22/2020		$3,300	3,553

Bear Stearns Cos. LLC
2.625% due 12/07/2011	CHF	35,000	36,268
4.500% due 10/28/2010		$12,000	12,033
6.400% due 10/02/2017		4,000	4,666
6.950% due 08/10/2012		86,390	95,534
7.250% due 02/01/2018		500	610

BNP Paribas
0.668% due 04/27/2017		63,300	62,359
5.186% due 06/29/2049		6,900	6,538

CIT Group, Inc.
7.000% due 05/01/2013		2,510	2,535
7.000% due 05/01/2014		4,214	4,225
7.000% due 05/01/2015		1,514	1,511
7.000% due 05/01/2016		2,876	2,847
7.000% due 05/01/2017		3,534	3,476

Citigroup Funding, Inc.
5.700% due 06/30/2011		750	777

Citigroup, Inc.
0.562% due 06/09/2016		3,100	2,630
4.750% due 02/10/2019	EUR	100	134
5.100% due 09/29/2011		$1,500	1,559
5.250% due 02/27/2012		15,300	16,078
5.300% due 10/17/2012		3,500	3,731
5.500% due 04/11/2013		49,520	53,170
5.500% due 02/15/2017		1,450	1,500
5.625% due 08/27/2012		14,600	15,436
5.850% due 07/02/2013		4,100	4,438
6.000% due 02/21/2012		12,004	12,738
6.000% due 12/13/2013		580	636
6.010% due 01/15/2015		4,900	5,394
6.125% due 11/21/2017		300	328
6.375% due 08/12/2014		190	211
8.125% due 07/15/2039		45,000	57,025

Columbus International, Inc.
11.500% due 11/20/2014		5,000	5,549

Countrywide Financial Corp.
5.800% due 06/07/2012		140	149

Credit Suisse
1.066% due 05/29/2049		270	191
5.000% due 05/15/2013		9,745	10,625

DanFin Funding Ltd.
1.226% due 07/16/2013		145,300	145,230

Danske Bank A/S
2.500% due 05/10/2012		3,000	3,073

Dexia Credit Local
0.693% due 03/05/2013		160,700	160,223
2.000% due 03/05/2013		25,000	25,208

Dexia Credit Local S.A.
0.940% due 09/23/2011		28,000	28,108
0.961% due 04/29/2014		62,500	62,304

DnB NOR Bank ASA
0.527% due 09/01/2016		16,300	15,898

See Accompanying Notes	Semiannual Report	September 30, 2010	201

Schedule of Investments  PIMCO Low Duration Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FCE Bank PLC
7.125% due 01/16/2012	EUR	48,700	$68,880
7.125% due 01/15/2013		19,300	27,429
7.875% due 02/15/2011	GBP	11,100	17,721

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		$39,205	39,215
5.542% due 06/15/2011		2,000	2,052
5.625% due 09/15/2015		10,000	10,275
7.000% due 10/01/2013		9,900	10,629
7.250% due 10/25/2011		900	945
7.375% due 02/01/2011		31,934	32,528
7.500% due 08/01/2012		61,700	65,522
7.800% due 06/01/2012		1,300	1,383
8.000% due 12/15/2016		600	679
8.625% due 11/01/2010		1,000	1,005
9.875% due 08/10/2011		11,500	12,183
12.000% due 05/15/2015		6,040	7,617

Fortis Bank Nederland NV
3.000% due 04/17/2012	EUR	19,000	26,519

Fresenius U.S. Finance II, Inc.
8.750% due 07/15/2015		500	805

GATX Financial Corp.
5.800% due 03/01/2016		$1,200	1,321

Gazprom Via White Nights Finance BV
10.500% due 03/25/2014		10,600	12,741

General Electric Capital Corp.
0.421% due 06/20/2014		10,000	9,457
0.604% due 05/11/2016		300	277

Goldman Sachs Group, Inc.
0.740% due 03/22/2016		18,000	16,664
5.300% due 02/14/2012		3,000	3,157
5.450% due 11/01/2012		600	647
5.950% due 01/18/2018		500	550
6.750% due 10/01/2037		500	521

Green Valley Ltd.
4.410% due 01/10/2011	EUR	250	339

HCP, Inc.
5.650% due 12/15/2013		$725	780
5.950% due 09/15/2011		1,900	1,975

Hospitality Properties Trust
6.300% due 06/15/2016		7,500	8,008
6.850% due 07/15/2012		3,332	3,531

HSBC Capital Funding LP
4.610% due 12/29/2049		3,900	3,731

HSBC Finance Capital Trust IX
5.911% due 11/30/2035		1,100	1,038

HSBC Finance Corp.
7.000% due 05/15/2012		850	920

ING Bank NV
1.089% due 03/30/2012		5,000	4,985
3.900% due 03/19/2014		22,400	24,469

International Lease Finance Corp.
0.863% due 07/01/2011		1,000	966
1.274% due 08/15/2011	EUR	9,900	13,023
4.950% due 02/01/2011		$1,125	1,131
5.125% due 11/01/2010		3,000	3,008
5.300% due 05/01/2012		215	217
5.450% due 03/24/2011		2,600	2,623
5.625% due 09/20/2013		380	375
5.750% due 06/15/2011		2,600	2,626
6.500% due 09/01/2014		163,200	175,848

JPMorgan Chase & Co.
1.128% due 09/26/2013	EUR	700	931
6.000% due 01/15/2018		$800	915

JPMorgan Chase Capital XXI
1.416% due 01/15/2087		10,000	7,234

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KeyBank N.A.
1.016% due 11/21/2011	EUR	1,600	$2,111

KeyCorp
1.091% due 11/22/2010		11,985	16,453

Kreditanstalt fuer Wiederaufbau
1.875% due 01/14/2013		460	472

LBG Capital No.1 PLC
8.000% due 12/29/2049		1,400	1,302
8.500% due 12/29/2049		700	651

LeasePlan Corp. NV
3.125% due 02/10/2012		2,900	4,053

Lehman Brothers Holdings, Inc.
5.154% due 03/17/2011 (a)		6,427	2,048
5.625% due 01/24/2013 (a)		$5,300	1,246

Lloyds TSB Bank PLC
2.300% due 04/01/2011		19,100	19,277
2.800% due 04/02/2012		122,000	125,201

Macquarie Bank Ltd.
1.233% due 12/06/2016	EUR	8,200	10,513
2.600% due 01/20/2012		$21,200	21,744

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		12,000	13,293
9.250% due 04/15/2019		4,250	5,580

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		25,000	24,635
0.666% due 11/01/2011		6,000	5,980
0.901% due 02/21/2012	GBP	12,000	18,401
1.052% due 09/15/2026		$47,300	33,257
5.450% due 07/15/2014		29,500	31,901
6.050% due 08/15/2012		10,330	11,091
6.400% due 08/28/2017		5,000	5,479
6.875% due 04/25/2018		74,900	84,141
6.875% due 11/15/2018		600	673
8.950% due 05/18/2017		180	199

Metropolitan Life Global Funding I
2.875% due 09/17/2012		200	206
5.125% due 04/10/2013		21,000	22,875

Morgan Stanley
0.830% due 01/09/2014		150	142
1.006% due 10/15/2015		8,000	7,347
1.161% due 07/20/2012	EUR	10,000	13,115
1.218% due 03/01/2013		32,400	42,063
2.876% due 05/14/2013		$8,900	9,077
6.000% due 05/13/2014		100	110

Mystic Re Ltd.
10.299% due 06/07/2011		6,400	6,693

National Australia Bank Ltd.
0.519% due 06/29/2016		1,200	1,162
5.350% due 06/12/2013		17,200	18,860

National City Bank
0.663% due 06/07/2017		250	225

National City Bank of Kentucky
6.300% due 02/15/2011		250	255

National City Preferred Capital Trust I
12.000% due 12/29/2049		21,100	23,507

Nationwide Building Society
4.650% due 02/25/2015		2,600	2,756

OMX Timber Finance Investments I LLC
5.420% due 01/29/2020		15,000	15,769

Pacific Life Global Funding
2.750% due 05/15/2012	CHF	9,000	9,626
5.150% due 04/15/2013		$98,678	106,653

PNC Preferred Funding Trust I
6.517% due 12/30/2049		16,200	12,214

Preferred Term Securities XIII Ltd.
0.842% due 03/24/2034		1,808	1,103

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pricoa Global Funding I
0.489% due 09/27/2013		$14,770	$14,521
0.575% due 01/30/2012		18,300	18,177

Principal Life Income Funding Trusts
0.536% due 11/15/2010		8,100	8,101

Qatari Diar Finance QSC
3.500% due 07/21/2015		64,900	66,398

Reed Elsevier Capital, Inc.
6.750% due 08/01/2011		12,000	12,586

Regions Financial Corp.
0.459% due 06/26/2012		14,600	13,952
7.750% due 11/10/2014		10,100	10,954

Royal Bank of Scotland Group PLC
0.728% due 04/11/2016		7,150	6,065
0.784% due 04/08/2011		92,300	92,376
1.029% due 09/29/2015		35,000	30,053
2.625% due 05/11/2012		100,175	102,925
3.000% due 12/09/2011		22,400	23,002
4.625% due 09/22/2021	EUR	2,000	2,486
4.908% due 04/06/2011	GBP	1,163	1,809
6.375% due 02/01/2011		$4,870	4,941
7.640% due 03/29/2049 (a)		66,675	49,840

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		78,100	77,049

Scotland International Finance No. 2 BV
6.500% due 02/15/2011		9,450	9,371

SLM Corp.
1.234% due 04/26/2011	EUR	5,000	6,784
2.853% due 06/15/2015		$208	166
5.000% due 04/15/2015		15,735	15,104
5.050% due 11/14/2014		10,000	9,534
5.125% due 08/27/2012		27,045	27,351
5.375% due 01/15/2013		15,325	15,459
5.375% due 05/15/2014		100	97
5.450% due 04/25/2011		9,500	9,595
8.000% due 03/25/2020		4,100	4,075
8.450% due 06/15/2018		6,800	6,877

Societe Generale
5.922% due 04/29/2049		2,800	2,657

Sumitomo Mitsui Banking Corp.
1.002% due 12/29/2049	JPY	1,300,000	15,513

SunTrust Bank
0.989% due 12/20/2011	EUR	19,500	25,311
6.375% due 04/01/2011		$40,400	41,488

Svenska Handelsbanken AB
1.292% due 09/14/2012		34,000	34,151
4.875% due 06/10/2014		175	191

Swedbank AB
3.625% due 12/02/2011	EUR	400	559

Teco Finance, Inc.
6.750% due 05/01/2015		$6,000	7,003
7.000% due 05/01/2012		15,253	16,553

Teva Pharmaceutical Finance III LLC
1.500% due 06/15/2012		100,000	101,272

UBS AG
0.675% due 04/18/2016		5,000	4,789
1.439% due 02/23/2012		34,600	34,854
5.875% due 12/20/2017		3,400	3,853

Vita Capital III Ltd.
1.633% due 01/01/2011		1,000	997

Wachovia Bank N.A.
0.622% due 03/15/2016		1,750	1,607

Wachovia Corp.
0.562% due 06/15/2017		1,100	981
0.896% due 10/15/2016		4,800	4,393
5.500% due 05/01/2013		33,425	36,770

202	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Waha Aerospace BV
3.925% due 07/28/2020	$80,500	$82,890

WCI Finance LLC
5.400% due 10/01/2012	3,500	3,735

WEA Finance LLC
7.500% due 06/02/2014	40	47

Wells Fargo & Co.
7.980% due 03/29/2049	263,800	278,968

Wells Fargo Capital XV
9.750% due 09/29/2049	2,900	3,204

Westpac Banking Corp.
1.006% due 07/16/2014	3,000	3,018
2.250% due 11/19/2012	107,300	109,419
3.250% due 12/16/2011	65,800	67,760

WT Finance (Aust.) Pty Ltd.
4.375% due 11/15/2010	198	199

		5,079,882

INDUSTRIALS 6.4%

AES Dominicana Energia Finance S.A.
11.000% due 12/13/2015	2,000	2,130

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	163,818	167,913

Altria Group, Inc.
8.500% due 11/10/2013	22,055	26,430
9.250% due 08/06/2019	5,000	6,713
9.700% due 11/10/2018	900	1,220

American Airlines, Inc.
10.500% due 10/15/2012	2,700	2,930

Arch Western Finance LLC
6.750% due 07/01/2013	10,000	10,162

Atlantic Richfield Co.
9.125% due 03/01/2011	8,700	8,989

AutoZone, Inc.
5.750% due 01/15/2015	12,900	14,649
7.125% due 08/01/2018	5,400	6,568

Black & Decker Corp.
8.950% due 04/15/2014	3,600	4,442

Boston Scientific Corp.
4.250% due 01/12/2011	25	25
6.000% due 06/15/2011	12,500	12,854

Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013	3,693	4,042

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	2,000	2,155

Cardinal Health, Inc.
6.000% due 06/15/2017	24,400	27,942

CC Holdings GS V LLC
7.750% due 05/01/2017	650	722

Charter Communications Operating LLC
8.000% due 04/30/2012	8,300	8,840

Chesapeake Energy Corp.
7.625% due 07/15/2013	7,550	8,267
9.500% due 02/15/2015	18,000	20,925

Chukchansi Economic Development Authority
4.123% due 11/15/2012	6,000	3,480

Colorado Interstate Gas Co.
5.950% due 03/15/2015	4,260	4,754

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	5,694	6,617

Comcast Cable Communications LLC
6.750% due 01/30/2011	3,000	3,059

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Comcast Corp.
5.850% due 11/15/2015		$2,100	$2,437

Comcast Holdings Corp.
10.625% due 07/15/2012		2,420	2,798

Continental Airlines, Inc.
6.750% due 09/15/2015		3,250	3,311

Cox Communications, Inc.
4.625% due 06/01/2013		5,000	5,398
5.450% due 12/15/2014		2,600	2,945
6.750% due 03/15/2011		5,595	5,745
7.125% due 10/01/2012		5,572	6,170

CSX Corp.
7.900% due 05/01/2017		17,000	21,516

CVS Caremark Corp.
5.750% due 08/15/2011		4,071	4,243

Daimler Finance North America LLC
5.750% due 09/08/2011		43,000	44,909
5.875% due 03/15/2011		1,250	1,279
6.500% due 11/15/2013		23,900	27,359
7.300% due 01/15/2012		22,333	24,027
7.750% due 01/18/2011		7,510	7,658

Delta Air Lines 2000-1 Class A-2 Pass-Through Trust
7.570% due 05/18/2012		7,000	7,042

Delta Air Lines 2001-1 Class A-2 Pass-Through Trust
7.111% due 03/18/2013		370	387

Delta Air Lines, Inc.
9.500% due 09/15/2014		2,300	2,507

Desarrolladora Homex SAB de C.V.
9.500% due 12/11/2019		1,000	1,130

Devon Financing Corp. ULC
6.875% due 09/30/2011		4,700	4,973

DISH DBS Corp.
6.625% due 10/01/2014		1,600	1,676
7.000% due 10/01/2013		3,000	3,199
7.125% due 02/01/2016		6,775	7,156
7.750% due 05/31/2015		1,600	1,714

Dow Chemical Co.
4.850% due 08/15/2012		32,715	34,636
6.000% due 10/01/2012		12,855	13,933
6.125% due 02/01/2011		1,100	1,117

Enterprise Products Operating LLC
4.600% due 08/01/2012		12,600	13,275
5.650% due 04/01/2013		1,000	1,092

Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		25,100	26,524

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015		7,600	8,140
8.375% due 04/01/2017		3,340	3,733

Fresenius Finance BV
5.500% due 01/31/2016	EUR	2,300	3,339

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		$10,787	11,111

Fresenius Medical Care Capital Trust V
7.375% due 06/15/2011	EUR	4,570	6,468

Gazprom Via Gaz Capital S.A.
7.510% due 07/31/2013		$44,200	48,934

General Mills, Inc.
6.000% due 02/15/2012		800	854

Gerdau Holdings, Inc.
7.000% due 01/20/2020		2,000	2,245

GTL Trade Finance, Inc.
7.250% due 10/20/2017		2,000	2,238

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HCA, Inc.
7.250% due 09/15/2020		$5,000	$5,375
9.875% due 02/15/2017		12,875	14,291

HJ Heinz Co.
15.590% due 12/01/2020		700	818

HJ Heinz Finance Co.
6.625% due 07/15/2011		4,000	4,180

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		29,500	32,562

Intuit, Inc.
5.750% due 03/15/2017		17,000	19,292

JC Penney Corp., Inc.
7.950% due 04/01/2017		1,075	1,212

Kinder Morgan Energy Partners LP
6.750% due 03/15/2011		11,205	11,489
7.125% due 03/15/2012		5,522	5,931

Kraft Foods, Inc.
2.625% due 05/08/2013		10,300	10,684
5.250% due 10/01/2013		3,575	3,957
5.625% due 11/01/2011		27,856	29,264
6.000% due 02/11/2013		18,492	20,551
6.250% due 06/01/2012		27,649	30,057

Lennar Corp.
5.500% due 09/01/2014		8,800	8,492

Loews Corp.
5.250% due 03/15/2016		7,000	7,887

MGM Resorts International
10.375% due 05/15/2014		6,200	6,928

Motorola, Inc.
8.000% due 11/01/2011		50	53

Noble Group Ltd.
6.750% due 01/29/2020		10,000	10,808

Northwest Airlines 2000-1 Class G Pass-Through Trust
7.150% due 04/01/2021		4,024	3,858

Olin Corp.
6.750% due 06/15/2016		15,000	16,238

PACCAR, Inc.
6.375% due 02/15/2012		42,800	45,886
6.875% due 02/15/2014		19,900	23,292

Peabody Energy Corp.
6.500% due 09/15/2020		16,300	17,624

Pearson PLC
7.000% due 06/15/2011		10,000	10,419

Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	500	882

Petroleos Mexicanos
5.500% due 01/09/2017	EUR	500	723

Reynolds American, Inc.
7.250% due 06/01/2012		$5,500	5,950

Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013		2,860	3,190

Rockies Express Pipeline LLC
6.250% due 07/15/2013		3,500	3,805

Ryder System, Inc.
5.950% due 05/02/2011		10,380	10,662

Shell International Finance BV
3.100% due 06/28/2015		80,800	85,184

Sonat, Inc.
7.625% due 07/15/2011		10,900	11,354

Steel Dynamics, Inc.
7.375% due 11/01/2012		3,700	3,973

See Accompanying Notes	Semiannual Report	September 30, 2010	203

Schedule of Investments  PIMCO Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Time Warner Cable, Inc.
5.400% due 07/02/2012	$1,513	$1,622

Time Warner, Inc.
3.150% due 07/15/2015	32,400	33,631
6.875% due 05/01/2012	4,000	4,362

Transcontinental Gas Pipe Line Co. LLC
7.000% due 08/15/2011	5,000	5,255
8.875% due 07/15/2012	2,855	3,202

Tyco Electronics Group S.A.
6.000% due 10/01/2012	10,972	11,870

UAL 2009-1 Pass-Through Trust
10.400% due 05/01/2018	1,657	1,847

Union Pacific Corp.
5.700% due 08/15/2018	5,200	6,073

Urbi Desarrollos Urbanos SAB de C.V.
9.500% due 01/21/2020	1,000	1,142

UST LLC
6.625% due 07/15/2012	2,000	2,172

Veolia Environnement
5.250% due 06/03/2013	32,931	35,919

Vivendi S.A.
5.750% due 04/04/2013	4,700	5,120
6.625% due 04/04/2018	15,000	17,430

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	25,100	27,257

Weyerhaeuser Co.
6.750% due 03/15/2012	12,410	13,098

WM Wrigley Jr. Co.
2.450% due 06/28/2012	5,005	5,053

Wynn Las Vegas LLC
7.875% due 11/01/2017	1,400	1,508

Yum! Brands, Inc.
8.875% due 04/15/2011	3,240	3,375

		1,369,853

UTILITIES 3.0%

AES Corp.
8.875% due 02/15/2011	300	309

Appalachian Power Co.
5.650% due 08/15/2012	1,400	1,502

AT&T Corp.
7.300% due 11/15/2011	47,000	50,349

AT&T, Inc.
5.875% due 02/01/2012	10,000	10,653

BP Capital Markets PLC
0.422% due 04/11/2011	2,200	2,193
1.292% due 03/17/2011	500	501
1.550% due 08/11/2011 (i)	12,400	12,437
2.375% due 12/14/2011	1,200	1,205
2.750% due 02/27/2012	6,100	6,147

British Telecommunications PLC
9.375% due 12/15/2010	17,000	17,269

Carolina Power & Light Co.
6.500% due 07/15/2012	3,060	3,351

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	2,700	3,200

CenturyLink, Inc.
6.000% due 04/01/2017	10,200	10,705

CMS Energy Corp.
1.476% due 01/15/2013	3,100	2,960

Deutsche Telekom International Finance BV
5.250% due 07/22/2013	4,000	4,391

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dominion Resources, Inc.
6.250% due 06/30/2012		$5,450	$5,945

Duke Energy Carolinas LLC
6.250% due 01/15/2012		1,000	1,071

El Paso Performance-Linked Trust
7.750% due 07/15/2011		23,915	24,878

Embarq Corp.
7.082% due 06/01/2016		8,300	9,239

France Telecom S.A.
7.750% due 03/01/2011		17,400	17,912

Ipalco Enterprises, Inc.
8.625% due 11/14/2011		5,750	6,088

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		13,300	13,533

Kinder Morgan, Inc.
5.150% due 03/01/2015		775	779
6.500% due 09/01/2012		9,750	10,372

Koninklijke KPN NV
8.000% due 10/01/2010		9,000	9,000

Majapahit Holding BV
8.000% due 08/07/2019		5,000	6,075

Nevada Power Co.
8.250% due 06/01/2011		4,140	4,330

NGPL PipeCo LLC
6.514% due 12/15/2012		31,000	32,986

NRG Energy, Inc.
7.375% due 02/01/2016		141,738	146,167
8.250% due 09/01/2020		6,700	6,943

Oncor Electric Delivery Co. LLC
5.950% due 09/01/2013		2,000	2,242

Pacific Gas & Electric Co.
4.200% due 03/01/2011		5,000	5,075

Progress Energy, Inc.
7.100% due 03/01/2011		2,800	2,870

PSEG Power LLC
5.000% due 04/01/2014		2,000	2,203
5.320% due 09/15/2016		989	1,109
7.750% due 04/15/2011		6,376	6,612

Public Service Electric & Gas Co.
5.375% due 09/01/2013		5,000	5,585

Qwest Corp.
3.542% due 06/15/2013		19,300	20,265
7.875% due 09/01/2011		1,575	1,671
8.875% due 03/15/2012		5,575	6,132

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		11,286	12,302

Southern Power Co.
6.250% due 07/15/2012		1,201	1,309

TDC A/S
6.500% due 04/19/2012	EUR	1,500	2,178

Telecom Italia Capital S.A.
1.135% due 07/18/2011		$24,000	23,915

Telefonica Emisiones SAU
0.775% due 02/04/2013		2,095	2,052

Telesat LLC
12.500% due 11/01/2017		4,200	4,977

Verizon Wireless Capital LLC
2.945% due 05/20/2011		1,000	1,017
3.750% due 05/20/2011		7,277	7,422
5.250% due 02/01/2012		88,480	93,716

			625,142

Total Corporate Bonds & Notes (Cost $6,779,279)			7,074,877

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONVERTIBLE BONDS & NOTES 1.3%

BANKING & FINANCE 0.5%

Boston Properties LP
2.875% due 02/15/2037	$19,600	$19,894

National City Corp.
4.000% due 02/01/2011	88,247	89,460

U.S. Bancorp
0.000% due 12/11/2035	4,900	4,891

		114,245

INDUSTRIALS 0.8%

Amgen, Inc.
0.125% due 02/01/2011	82,358	82,461

Bristol-Myers Squibb Co.
0.000% due 09/15/2023	18,950	18,003

Goodrich Petroleum Corp.
3.250% due 12/01/2026	650	644

Medtronic, Inc.
1.500% due 04/15/2011	55,500	55,847

Transocean, Inc.
1.500% due 12/15/2037	6,600	6,418

		163,373

Total Convertible Bonds & Notes (Cost $274,281)		277,618

MUNICIPAL BONDS & NOTES 0.8%

CALIFORNIA 0.2%

Irvine, California Ranch Water District Joint Powers Agency Revenue Bonds, Series 1998
7.705% due 03/15/2014	41,150	43,649

ILLINOIS 0.3%

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	67,100	67,733

LOUISIANA 0.2%

Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	35,300	35,682

NEW JERSEY 0.1%

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	12,600	12,541

Total Municipal Bonds & Notes (Cost $158,422)		159,605

U.S. GOVERNMENT AGENCIES 51.5%

Fannie Mae
0.316% due 12/25/2036	4,926	4,858
0.376% due 06/25/2034	760	738
0.456% due 10/27/2037	107,300	107,137
0.606% due 07/25/2037 - 03/25/2044	88,181	88,134
0.636% due 07/25/2037	33,459	33,479
0.656% due 05/25/2031 - 06/25/2032	1,684	1,685
0.726% due 07/25/2037	267	264
0.856% due 05/25/2030	383	384
0.881% due 04/25/2022	10	10
0.906% due 05/25/2030	607	607
0.956% due 10/25/2037	32,232	32,438
0.996% due 03/25/2040	146,372	147,655
1.125% due 09/30/2013 (g)(j)	800,100	806,711

204	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.586% due 07/01/2042 - 07/01/2044	$8,244	$8,271
1.636% due 09/01/2041	16,716	16,860
1.665% due 01/01/2021	26	26
1.786% due 10/01/2030 - 11/01/2039	1,436	1,464
1.939% due 03/01/2035	1,044	1,054
2.095% due 11/01/2017	29	29
2.122% due 07/01/2017	32	33
2.295% due 11/01/2018	3	3
2.391% due 05/01/2035	1,942	2,015
2.435% due 10/01/2024	164	172
2.526% due 08/01/2029	597	624
2.548% due 12/01/2033	350	363
2.550% due 03/01/2035	1,815	1,882
2.575% due 01/01/2024	9	9
2.581% due 06/01/2022	5	5
2.616% due 04/01/2024	126	133
2.625% due 01/01/2035	7,372	7,654
2.633% due 11/01/2034	1,339	1,385
2.672% due 01/01/2024	135	142
2.693% due 11/01/2027	48	50
2.721% due 10/01/2034	3,218	3,354
2.739% due 08/01/2035	8,820	9,261
2.789% due 05/01/2035	3,997	4,196
2.794% due 04/01/2034	1,000	1,048
2.805% due 08/01/2035	2,108	2,206
2.819% due 07/01/2035	5,110	5,363
2.822% due 09/01/2035	317	333
2.858% due 09/01/2032	1,296	1,353
2.924% due 09/01/2035	5,814	6,108
2.944% due 07/01/2035	5,855	6,147
2.945% due 06/01/2035	1,194	1,258
2.998% due 11/01/2017	25	25
3.020% due 02/01/2028	251	263
3.040% due 08/01/2017	4	5
3.041% due 07/01/2018	6	6
3.080% due 06/01/2017	9	9
3.125% due 07/01/2017	23	23
3.317% due 12/01/2017	19	19
3.770% due 07/25/2017	313	316
3.970% due 10/01/2035	4,269	4,494
4.000% due 05/01/2011 - 11/01/2040	193,081	198,223
4.250% due 05/25/2033	5,527	5,949
4.451% due 02/01/2028	8	8
4.500% due 06/01/2011 - 10/01/2040	6,135,067	6,390,055
4.546% due 01/01/2028	54	55
4.625% due 10/15/2013	165,414	184,111
4.751% due 03/01/2035	11,428	11,905
4.955% due 06/01/2035	2,406	2,537
4.987% due 04/01/2018	530	563
5.000% due 12/25/2016 - 10/01/2040	131,791	138,927
5.227% due 11/01/2035	195	208
5.500% due 05/01/2025 - 10/01/2040	540,059	581,169
6.000% due 08/01/2016 - 10/01/2040	306,576	330,991
6.500% due 07/25/2023 - 12/25/2042	410,235	448,446
7.000% due 05/01/2012 - 04/01/2034	232	253
7.500% due 02/01/2013	1	1
8.000% due 11/25/2023 - 11/01/2031	2,172	2,520
8.500% due 04/01/2025	114	132
8.800% due 01/25/2019	70	86
9.000% due 03/25/2021 - 04/25/2021	197	230
9.250% due 10/25/2018	3	4
9.500% due 03/25/2020 - 11/01/2025	559	671
10.000% due 01/01/2011 - 05/01/2022	5	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.500% due 07/01/2014 - 07/01/2021	$2	$2
11.000% due 11/01/2020	2	2
11.250% due 10/01/2015	4	4
11.500% due 11/01/2019 - 02/01/2020	1	1
11.750% due 02/01/2016	6	6
16.000% due 09/01/2012 - 12/01/2012	1	1

Federal Housing Administration
7.430% due 11/01/2019 - 07/01/2024	2,545	2,548

Freddie Mac
0.407% due 07/15/2019 - 08/15/2019	41,890	41,781
0.516% due 08/25/2031	2,977	2,772
0.536% due 09/25/2031	5,282	5,003
0.557% due 05/15/2036	12,665	12,670
0.607% due 12/15/2030	5,212	5,214
0.657% due 06/15/2018	2,477	2,475
0.707% due 11/15/2030	26	26
1.262% due 10/15/2020	36	36
1.312% due 03/15/2021	22	22
1.786% due 07/25/2044	941	944
1.875% due 01/01/2017 - 03/01/2017	21	22
2.576% due 11/01/2022	240	249
2.625% due 02/01/2023	1	1
2.632% due 08/01/2035	38,616	40,157
2.635% due 06/01/2035	44,064	46,100
2.638% due 10/01/2027	25	25
2.665% due 08/01/2035	12,462	13,047
2.684% due 06/01/2024	48	51
2.776% due 09/01/2023	11	11
2.788% due 12/01/2022	34	36
2.810% due 07/01/2035	11,572	12,121
2.875% due 01/01/2024	65	65
2.952% due 10/01/2023	87	87
2.990% due 11/01/2023	9	10
3.599% due 02/01/2020	202	203
3.667% due 08/15/2032	548	561
4.000% due 09/15/2015	12	13
4.000% due 01/15/2024 (b)	2,321	257
4.448% due 03/01/2035	3,233	3,387
4.500% due 02/15/2017 - 10/01/2040	705,027	733,394
4.593% due 04/01/2035	7,869	8,244
4.597% due 04/01/2035	4,427	4,643
4.691% due 03/01/2035	6,295	6,594
4.958% due 04/01/2035	1,515	1,593
4.983% due 03/01/2035	823	865
5.000% due 04/01/2013 - 05/15/2033	2,851	3,010
5.070% due 04/01/2035	2,317	2,450
5.500% due 11/01/2013 - 10/01/2040	50,166	53,543
5.786% due 02/01/2037	153	163
5.865% due 05/01/2037	378	405
6.000% due 03/01/2011 - 02/01/2034	6,653	7,207
6.500% due 02/15/2014 - 07/25/2043	41,698	47,006
6.893% due 08/15/2036 (b)	47,720	8,704
7.000% due 01/01/2030 - 04/01/2032	48	54
7.500% due 07/15/2030	385	452
8.000% due 01/01/2012 - 12/01/2024	221	255
8.500% due 06/01/2022 - 11/01/2025	601	701
9.000% due 12/15/2020 - 08/01/2022	209	247
9.500% due 08/01/2016 - 09/01/2021	67	75

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.000% due 11/01/2016 - 05/15/2020	$27	$32

Ginnie Mae
0.807% due 12/16/2025	98	98
3.000% due 01/20/2032 - 02/20/2032	3,029	3,118
3.125% due 10/20/2023 - 12/20/2027	2,426	2,504
3.375% due 04/20/2016 - 05/20/2030	4,854	5,016
3.500% due 01/20/2031 - 03/20/2031	129	134
3.625% due 08/20/2022 - 07/20/2034	3,197	3,306
4.000% due 03/20/2019	19	20
5.000% due 06/20/2032	29	30
5.500% due 10/17/2022	50	56
5.500% due 06/20/2031 (b)	44	1
6.000% due 01/15/2029 - 11/01/2040	52,478	56,978
6.500% due 09/15/2032 - 04/15/2039	52,921	58,321
6.500% due 04/15/2036 (j)	110,638	122,203
7.000% due 03/15/2011 - 10/15/2011	2	2
7.500% due 03/15/2022 - 09/15/2031	109	123
8.000% due 05/15/2016 - 06/20/2031	1,397	1,557
8.500% due 12/15/2021 - 05/15/2030	7	8
9.000% due 03/15/2017 - 11/15/2030	222	262
9.500% due 10/15/2016 - 06/15/2025	19	22
9.750% due 08/15/2017	16	18
10.000% due 10/15/2013 - 11/15/2020	3	3
10.500% due 11/15/2019 - 02/15/2021	1	1
11.500% due 08/15/2018	1	2
13.000% due 10/15/2013	2	2
13.500% due 11/15/2012	2	2
16.000% due 02/15/2012	1	1

Small Business Administration
4.310% due 04/01/2029	28,492	30,927

Vendee Mortgage Trust
6.500% due 05/15/2029	31,832	33,619

Total U.S. Government Agencies (Cost $10,939,264)		10,996,991

U.S. TREASURY OBLIGATIONS 0.7%

Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028 (f)(g)	8,117	8,606
1.875% due 07/15/2019 (f)(g)(j)	31,652	35,148
2.375% due 01/15/2025	5,985	6,882
2.375% due 01/15/2027	1,622	1,872
2.500% due 01/15/2029	3,757	4,433
3.625% due 04/15/2028	135	180
3.875% due 04/15/2029 (g)	13,261	18,438

U.S. Treasury Notes
0.375% due 08/31/2012 (g)(i)(j)	61,972	61,931
0.625% due 06/30/2012	7,100	7,130

Total U.S. Treasury Obligations (Cost $143,143)		144,620

See Accompanying Notes	Semiannual Report	September 30, 2010	205

Schedule of Investments  PIMCO Low Duration Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 8.6%

Adjustable Rate Mortgage Trust
2.854% due 03/25/2035		$11,046	$9,994

American Home Mortgage Assets
0.466% due 10/25/2046		26,610	13,611

American Home Mortgage Investment Trust
2.034% due 09/25/2045		363	322
2.550% due 10/25/2034		28,308	24,704
2.678% due 02/25/2045		35,962	32,826

Arkle Master Issuer PLC
0.838% due 02/17/2052	GBP	5,000	7,818

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043		382	388

Banc of America Funding Corp.
2.893% due 05/25/2035		166,934	166,271

Banc of America Large Loan, Inc.
0.467% due 03/15/2022		5,471	5,303

Banc of America Mortgage Securities, Inc.
2.958% due 05/25/2033		215	209
3.179% due 09/25/2035		15,604	12,536
3.180% due 02/25/2035		1,033	911
6.500% due 10/25/2031		3,141	3,183

Bear Stearns Adjustable Rate Mortgage Trust
2.550% due 10/25/2035		38,472	34,028
2.560% due 08/25/2035		729	692
2.760% due 03/25/2035		8,908	8,512
2.806% due 08/25/2033		4,954	4,858
2.937% due 08/25/2035		9,658	7,095
2.944% due 10/25/2036		3,852	2,376
2.961% due 04/25/2033		4,332	4,267
2.986% due 08/25/2033		978	875
3.063% due 10/25/2035		91,627	84,998
3.399% due 02/25/2033		657	613
3.550% due 01/25/2034		6,836	6,817
3.590% due 11/25/2030		64	64
4.963% due 01/25/2035		3,552	3,104
5.007% due 01/25/2035		24	24
5.329% due 08/25/2035		68,199	61,169
5.462% due 04/25/2033		11,907	11,814
5.671% due 02/25/2033		735	738

Bear Stearns Alt-A Trust
2.754% due 09/25/2034		1,434	1,151
2.762% due 03/25/2035		22,250	15,819
2.848% due 05/25/2035		23,418	18,393
2.984% due 09/25/2035		6,378	4,849

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,500	1,546
5.471% due 01/12/2045		4,200	4,603
7.000% due 05/20/2030		1,382	1,449

Bear Stearns Mortgage Funding Trust
0.326% due 02/25/2037		1,540	1,537

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036		12,691	8,806

Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019		7	7

Citigroup Commercial Mortgage Trust
5.887% due 12/10/2049		200	214

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035		24,536	23,130
3.074% due 03/25/2034		3,298	3,323
5.320% due 03/25/2036		24,256	19,071

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		13,100	13,642
5.961% due 06/10/2046		57,000	63,237

Community Program Loan Trust
4.500% due 10/01/2018		1,723	1,732

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
0.436% due 05/25/2047		$11,018	$6,121
0.536% due 02/25/2037		12,290	7,083
0.656% due 06/25/2036		1,849	857

Countrywide Home Loan Mortgage Pass-Through Trust
0.546% due 04/25/2035		3,659	2,341
3.172% due 02/20/2035		19,442	17,029
3.466% due 11/25/2034		11,470	9,935
5.250% due 02/20/2036		22,314	14,416
5.500% due 04/25/2035		20,425	20,137

Credit Suisse First Boston Mortgage Securities Corp.
0.962% due 03/25/2032		1,574	1,325
2.813% due 10/25/2033		294	275
4.183% due 11/15/2037		211	211
4.856% due 06/25/2032		61	53

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039		1,400	1,487

DLJ Acceptance Trust
11.000% due 08/01/2019		44	44

Drexel Burnham Lambert CMO Trust
1.006% due 05/01/2016		1	1

EMF-NL
1.596% due 04/17/2041	EUR	5,612	7,191
1.696% due 04/17/2041		3,000	2,674
1.846% due 07/17/2041		7,300	6,701

First Horizon Alternative Mortgage Securities
2.285% due 06/25/2034		$14,341	12,638
2.570% due 09/25/2035		1,667	1,209

First Horizon Asset Securities, Inc.
2.838% due 07/25/2033		5,141	5,034
2.995% due 07/25/2033		37	37
5.500% due 12/25/2035		3,484	3,321

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		36	36

Granite Master Issuer PLC
0.297% due 12/20/2054		36,240	33,848
0.307% due 12/20/2054		6,192	5,784
0.327% due 12/20/2054		28,983	27,070
0.347% due 12/17/2054		6,776	6,329
0.357% due 12/20/2054		43,813	40,921
0.397% due 12/20/2054		57,155	53,382
0.457% due 12/20/2054 (m)		25,068	23,414
0.517% due 12/20/2054		14,139	13,206
0.680% due 12/17/2054	GBP	4,965	7,284
0.680% due 12/20/2054		8,763	12,850
0.717% due 12/20/2054	EUR	38,994	49,554

Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046		$5,023	4,585
0.336% due 01/25/2047		5,929	5,576

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	534
5.444% due 03/10/2039		6,800	7,179
6.080% due 07/10/2038		300	329

GS Mortgage Securities Corp. II
0.348% due 03/06/2020		9,801	9,520
0.388% due 03/06/2020		14,900	14,237

GSR Mortgage Loan Trust
2.866% due 09/25/2035		7,039	6,912
2.876% due 11/25/2035		17,917	15,681
2.899% due 07/25/2035		3,164	2,267
2.923% due 09/25/2035		71,482	68,559
6.000% due 03/25/2032		199	199

Harborview Mortgage Loan Trust
0.567% due 11/19/2035		7,374	4,897
2.956% due 07/19/2035		9,756	7,899

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Imperial Savings Association
6.576% due 02/25/2018		$26	$25

Indymac Index Mortgage Loan Trust
0.466% due 05/25/2046		4,945	2,809

JPMorgan Chase Commercial Mortgage Securities Corp.
0.632% due 07/15/2019		5,818	5,025
5.420% due 01/15/2049		2,285	2,381
5.882% due 02/15/2051		4,400	4,623
6.006% due 06/15/2049		33,900	35,095

JPMorgan Mortgage Trust
2.973% due 07/25/2035		1,866	1,815
3.106% due 08/25/2035		20,001	17,338
3.563% due 04/25/2037		2,157	1,467
5.022% due 02/25/2035		12,410	12,587
5.409% due 11/25/2035		7,793	7,560
5.441% due 02/25/2036		21,515	19,988

JPMorgan Re-REMIC
6.210% due 05/27/2036		14,253	14,389

MASTR Adjustable Rate Mortgages Trust
2.903% due 11/21/2034		11,819	10,772

MASTR Asset Securitization Trust
5.500% due 09/25/2033		13,166	13,615

Mellon Residential Funding Corp.
0.737% due 06/15/2030		13,379	13,047

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		9,400	9,450

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036		12,041	9,393
2.423% due 05/25/2033		7,521	7,722
2.799% due 02/25/2035		19,822	18,912

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035		1,915	1,614
4.250% due 10/25/2035		10,357	8,893

Morgan Stanley Capital I
0.318% due 10/15/2020		5,177	4,787
5.809% due 12/12/2049		18,825	19,963

Morgan Stanley Mortgage Loan Trust
5.473% due 01/25/2035		6,682	6,014

Morgan Stanley Re-REMIC Trust
6.002% due 08/12/2045		6,200	6,792

Newgate Funding PLC
1.479% due 12/15/2050	EUR	2,500	2,764

Prime Mortgage Trust
0.656% due 02/25/2019		$480	464
0.656% due 02/25/2034		3,596	3,266

Prudential-Bache CMO Trust
8.400% due 03/20/2021		26	26

Resecuritization Mortgage Trust
0.506% due 04/26/2021		26	26

Residential Accredit Loans, Inc.
3.127% due 04/25/2035		14,352	12,674

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034		158	159

Residential Funding Mortgage Securities I
5.250% due 01/25/2036		1,251	1,118

Sears Mortgage Securities
12.000% due 02/25/2014		4	4

Sequoia Mortgage Trust
0.974% due 05/20/2034		5,966	4,968

Sovereign Commercial Mortgage Securities Trust
5.846% due 07/22/2030		781	811

206	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Mortgage Investments, Inc.
0.507% due 07/19/2035	$5,787	$3,826
0.536% due 02/25/2036	5,867	3,635
0.917% due 09/19/2032	4,916	4,322
9.219% due 06/25/2029	432	448

Structured Asset Securities Corp.
0.606% due 08/25/2035	1,104	1,069
2.256% due 01/25/2032	125	111
2.318% due 07/25/2032	96	68

SunTrust Adjustable Rate Mortgage Loan Trust
3.151% due 01/25/2037	7,658	6,148

Thornburg Mortgage Securities Trust
0.366% due 11/25/2046	37,193	36,194
0.376% due 10/25/2046	31,567	31,319
0.384% due 07/25/2036	25,569	25,412
0.386% due 06/25/2037	3,084	2,947

Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/2020	27,098	23,841
0.347% due 09/15/2021	20,564	19,103
5.509% due 04/15/2047	6,200	6,171
5.572% due 10/15/2048	16,500	17,290

WaMu Mortgage Pass-Through Certificates
0.546% due 10/25/2045	5,017	4,086
0.566% due 01/25/2045	307	257
1.100% due 01/25/2047	8,202	5,289
1.180% due 12/25/2046	38,860	26,454
1.370% due 08/25/2046	211	133
1.570% due 11/25/2042	1,552	1,353
1.770% due 06/25/2042	2,397	1,961
1.770% due 08/25/2042	2,179	1,932
2.786% due 03/25/2034	3,478	3,333
3.003% due 02/27/2034	8,732	8,698
3.003% due 01/25/2047	5,831	3,750
3.253% due 09/25/2046	13,531	9,823
4.771% due 12/25/2035	820	786
5.140% due 01/25/2036	2,829	2,643

Washington Mutual MSC Mortgage Pass-Through Certificates
2.770% due 02/25/2033	52	49
2.789% due 02/25/2033	129	122

Wells Fargo Mortgage-Backed Securities Trust
2.871% due 01/25/2035	4,400	3,815
2.904% due 03/25/2035	16,683	15,914
3.424% due 04/25/2036	4,003	3,546
4.576% due 03/25/2036	25,845	22,825
4.679% due 12/25/2033	3,324	3,432
4.885% due 03/25/2035	1,434	1,380
5.221% due 04/25/2036	730	655
5.371% due 08/25/2035	2,562	2,595
5.442% due 07/25/2036	20,257	16,431

Total Mortgage-Backed Securities (Cost $1,891,435)		1,840,323

ASSET-BACKED SECURITIES 5.0%

ABFS Mortgage Loan Trust
4.928% due 12/15/2033	51	51

Access Group, Inc.
1.798% due 10/27/2025	60,274	61,829

Accredited Mortgage Loan Trust
0.466% due 07/25/2035	550	549
0.496% due 09/25/2035	977	908

ACE Securities Corp.
0.306% due 12/25/2036	1,563	1,493

Ally Auto Receivables Trust
1.320% due 03/15/2012	1,355	1,359

American Express Issuance Trust
0.457% due 09/15/2011	2,900	2,900

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ameriquest Mortgage Securities, Inc.
0.726% due 01/25/2035		$1,595	$1,510

AMMC CDO
0.526% due 08/08/2017		52,700	50,400
0.542% due 05/03/2018		19,000	18,069

Amortizing Residential Collateral Trust
0.836% due 07/25/2032		744	657

Asset-Backed Funding Certificates
0.316% due 01/25/2037		1,172	1,155

Asset-Backed Securities Corp. Home Equity
0.777% due 06/15/2031		7	6

BA Credit Card Trust
0.837% due 04/15/2013		7,640	7,644

Bank of America Auto Trust
1.700% due 12/15/2011		1,131	1,131

Bayview Financial Acquisition Trust
6.129% due 05/28/2037		2,190	2,233

Bear Stearns Asset-Backed Securities Trust
0.316% due 01/25/2037		1,805	1,667
0.336% due 10/25/2036		1,815	1,693
0.936% due 09/25/2035		3,271	3,116
1.256% due 10/25/2037		25,088	19,493
1.256% due 11/25/2042		1,466	1,287

BNC Mortgage Loan Trust
0.376% due 11/25/2036		4,600	4,378

Callidus Debt Partners Fund Ltd.
0.785% due 04/17/2020		24,890	23,298

Capital Auto Receivables Asset Trust
1.707% due 10/15/2012		795	801

Carrington Mortgage Loan Trust
0.306% due 01/25/2037		5,738	5,476
0.356% due 06/25/2037		1,050	921
0.576% due 10/25/2035		8,071	7,686

Centurion CDO VII Ltd.
0.845% due 01/30/2016		498	478

Chase Funding Mortgage Loan Asset-Backed Certificates
0.896% due 11/25/2031		444	404

Chase Issuance Trust
0.297% due 02/15/2013		1,506	1,506

Citibank Credit Card Issuance Trust
0.985% due 05/24/2013	EUR	2,300	3,109

Citigroup Mortgage Loan Trust, Inc.
0.356% due 10/25/2036		$2,308	2,300

Conseco Financial Corp.
6.450% due 06/01/2030		32	32

Countrywide Asset-Backed Certificates
0.306% due 05/25/2037		1,201	1,187

Credit Suisse First Boston Mortgage Securities Corp.
0.956% due 07/25/2032		12	9

Entrust Financial Services, Inc.
1.389% due 10/26/2026		49,800	49,878

Equifirst Mortgage Loan Trust
0.496% due 01/25/2034		978	877

Equity One ABS, Inc.
0.816% due 11/25/2032		9,217	7,877

First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036		6,819	6,742
0.366% due 09/25/2036		2,891	2,765
0.536% due 10/25/2035		3,092	3,020

Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	5,000	4,992

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Credit Auto Owner Trust
1.210% due 01/15/2012		$7,419	$7,426
1.677% due 06/15/2012		30,582	30,716
1.877% due 05/15/2012		6,378	6,407
2.000% due 12/15/2011		828	829

Fremont Home Loan Trust
0.316% due 01/25/2037		2,042	1,852

Gallatin Funding Ltd.
0.626% due 08/15/2017		14,000	13,105

GSAMP Trust
0.326% due 12/25/2036		5,068	3,442
0.806% due 03/25/2034		7,331	7,184

Gulf Stream - Sextant CLO Ltd.
0.569% due 08/21/2020		10,000	9,404

Harbourmaster CLO Ltd.
1.139% due 06/15/2020	EUR	4,937	6,228

HSBC Home Equity Loan Trust
0.407% due 03/20/2036		$1,630	1,524
0.527% due 01/20/2035		2,640	2,340
0.547% due 01/20/2034		16,695	15,118
0.607% due 09/20/2033		6,743	6,255

HSI Asset Securitization Corp. Trust
0.306% due 10/25/2036		324	243
0.306% due 12/25/2036		1,140	1,051

Landmark CDO Ltd.
0.996% due 01/15/2016		47,416	45,530

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		589	502

MBNA Credit Card Master Note Trust
0.727% due 02/20/2014	EUR	2,881	3,878

Mid-State Trust
4.864% due 07/15/2038		$423	426

Morgan Stanley ABS Capital I
0.296% due 10/25/2036		530	528
0.296% due 01/25/2037		2,656	2,618

Morgan Stanley IXIS Real Estate Capital Trust
0.306% due 11/25/2036		66	66

Mountain Capital CLO Ltd.
0.791% due 02/15/2016		31,786	30,459

Nautique Funding Ltd.
0.776% due 04/15/2020		14,434	12,929

Navigare Funding CLO Ltd.
0.605% due 05/20/2019		10,000	9,325

Nelnet Student Loan Trust
1.198% due 07/25/2018		40,200	40,582

NYLIM Flatiron CLO Ltd.
0.851% due 10/20/2016		4,402	4,233

Park Place Securities, Inc.
0.516% due 07/25/2035		1,548	1,541

Premium Loan Trust Ltd.
0.878% due 10/25/2014		9,939	9,539

Primus CLO Ltd.
0.758% due 07/15/2021		163,499	139,584

Race Point CLO
0.926% due 05/15/2015		10,819	10,364

Renaissance Home Equity Loan Trust
0.876% due 03/25/2034		4,188	3,830
0.956% due 08/25/2032		40	31

Residential Asset Mortgage Products, Inc.
0.526% due 09/25/2035		1,659	1,649
0.606% due 03/25/2034		1,507	1,239

Residential Asset Securities Corp.
0.716% due 06/25/2031		3	2

See Accompanying Notes	Semiannual Report	September 30, 2010	207

Schedule of Investments  PIMCO Low Duration Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Saxon Asset Securities Trust
0.576% due 09/25/2047		$7,400	$3,686

Securitized Asset-Backed Receivables LLC Trust
0.316% due 12/25/2036		4,602	1,608
0.386% due 05/25/2037		1,584	1,208

SLM Student Loan Trust
0.538% due 10/25/2016		800	799
0.538% due 01/25/2019		3,835	3,833
0.748% due 07/25/2013		3,668	3,671
0.798% due 01/25/2015		2,935	2,939
0.964% due 10/25/2023	EUR	63,205	80,814
0.998% due 10/25/2017		$48,900	49,283
1.149% due 09/15/2021	EUR	6,599	8,652
1.178% due 07/25/2013		$13,915	13,942
1.907% due 12/15/2017		57,171	57,207
1.998% due 04/25/2023		5,510	5,709
6.257% due 07/15/2042		29,892	29,302

Soundview Home Equity Loan Trust
0.316% due 11/25/2036		2,008	943

Specialty Underwriting & Residential Finance
0.316% due 01/25/2038		2,920	2,624

Structured Asset Securities Corp.
0.306% due 10/25/2036		1,637	1,627
0.546% due 01/25/2033		586	533
4.930% due 01/25/2035		755	707

Summit Lake CLO Ltd.
0.559% due 02/24/2018		22,000	20,681

Vanderbilt Mortgage Finance
7.600% due 06/07/2025		1,430	1,501

Venture CDO Ltd.
0.751% due 01/20/2022		30,500	27,107

Wells Fargo Home Equity Trust
0.346% due 04/25/2037		2,507	2,435

WMC Mortgage Loan Pass-Through Certificates
0.937% due 05/15/2030		151	141

Total Asset-Backed Securities (Cost $1,062,674)			1,059,817

SOVEREIGN ISSUES 4.3%

Brazil Government International Bond
7.875% due 03/07/2015		23,100	28,471

Canada Government Bond
1.500% due 12/01/2012	CAD	354,000	344,654

Canada Housing Trust No. 1
2.450% due 12/15/2015		306,700	300,967

Export-Import Bank of Korea
0.754% due 10/04/2011		$1,000	1,001
8.125% due 01/21/2014		105,700	124,274

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Korea Development Bank
0.619% due 11/22/2012		$2,200	$2,146
3.250% due 03/09/2016		73,600	73,890
5.300% due 01/17/2013		3,000	3,207

Societe Financement de l'Economie Francaise
0.726% due 07/16/2012		6,000	6,018
2.125% due 05/20/2012	EUR	12,500	17,324
2.375% due 03/26/2012		$13,100	13,387

Swedish Housing Finance Corp.
3.125% due 03/23/2012		9,000	9,313

Total Sovereign Issues (Cost $901,155)			924,652

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Wells Fargo & Co.
7.500% due 12/31/2049		33,630	33,832

CONSUMER DISCRETIONARY 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032		428,000	3,359

Total Convertible Preferred Securities (Cost $23,418)			37,191

PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.7%

Citigroup, Inc.
6.150% due 12/15/2012		2,564,997	38,349

DG Funding Trust
0.652% due 12/31/2049		10,254	79,128

Farm Credit Bank
10.000% due 11/29/2049		38,600	39,758

Total Preferred Securities (Cost $189,278)			157,235

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 29.9%

CERTIFICATES OF DEPOSIT 0.5%

Intesa Sanpaolo SpA
2.375% due 12/21/2012		$104,900	105,094

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.5%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010		$101,000	$101,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.500% due 05/15/2020 valued at $103,569. Repurchase proceeds are $101,001.)

Morgan Stanley
0.250% due 10/01/2010		5,000	5,000
(Dated 09/30/2010. Collateralized by Freddie Mac 5.135% due 03/21/2007 valued at $5,127. Repurchase proceeds are $5,000.)

TD Securities (USA) LLC
0.200% due 10/01/2010		8,000	8,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 06/30/2017 valued at $8,180. Repurchase proceeds are $8,000.)

			114,000

JAPAN TREASURY BILLS 5.1%
0.112% due 10/18/2010	JPY	90,340,000	1,082,119

U.S. TREASURY BILLS 0.2%
0.104% due 10/07/2010 - 10/21/2010 (c)(g)(h)		$42,006	42,005

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 23.6%
		502,811,666	5,037,167

Total Short-Term Instruments (Cost $6,321,436)			6,380,385

Total Investments 136.8% (Cost $28,812,952)			$29,183,952

Written Options (l) (0.3%) (Premiums $52,405)			(60,294)

Other Assets and Liabilities (Net) (36.5%)			(7,785,736)

Net Assets 100.0%			$21,337,922

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average yield.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $2,686 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	Securities with an aggregate market value of $108,716 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(h)	Securities with an aggregate market value of $490 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.
(i)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $28,306 at a weighted average interest rate of -0.453%. On September 30, 2010, securities valued at $53,732 were pledged as collateral for reverse repurchase agreements.

208	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(j)	Securities with an aggregate market value of $10,864 and cash of $21 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	3,375	$7,877
90-Day Eurodollar June Futures	Long	06/2011	1,464	993
90-Day Eurodollar March Futures	Long	03/2011	6,611	3,301
90-Day Eurodollar September Futures	Long	09/2011	605	465
U.S. Treasury 5-Year Note December Futures	Long	12/2010	941	779

				$13,415

(k)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Hospitality Properties Trust	BOA	(5.000%	)	06/20/2016	2.529%	$	7,500	$(948)	$(902)	$(46)
Lennar Corp.	BNP	(5.000%	)	09/20/2014	3.815%		5,000	(220)	(166)	(54)
Lennar Corp.	DUB	(5.000%	)	09/20/2014	3.815%		3,800	(167)	(126)	(41)

								$(1,335)	$(1,194)	$(141)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	1.637%	$	12,700	$150	$0	$150
American International Group, Inc.	DUB	1.400%	06/20/2013	1.724%		10,900	(88)	0	(88)
American International Group, Inc.	RBS	1.360%	06/20/2013	1.724%		20,300	(187)	0	(187)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	1.328%		20,000	(184)	0	(184)
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.128%		19,800	(115)	(158)	43
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.128%		1,800	(10)	(16)	6
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.128%		2,600	(15)	(41)	26
Brazil Government International Bond	CSFB	1.000%	09/20/2015	1.128%		25,000	(144)	(205)	61
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.487%		26,800	39	101	(62)
Brazil Government International Bond	GSC	1.000%	12/20/2010	0.487%		35,100	51	136	(85)
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%		41,600	(241)	(339)	98
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.487%		21,600	32	84	(52)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%		6,000	(35)	(57)	22
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.128%		1,900	(11)	(18)	7
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.923%		69,300	46	(411)	457
Citigroup, Inc.	BCLY	1.000%	09/20/2011	1.025%		9,000	1	(64)	65
Citigroup, Inc.	BNP	1.000%	03/20/2011	0.923%		1,400	0	(8)	8
Citigroup, Inc.	GSC	1.000%	03/20/2011	0.923%		2,900	1	(17)	18
Citigroup, Inc.	GSC	1.000%	09/20/2011	1.025%		7,000	0	(30)	30
Citigroup, Inc.	JPM	1.000%	03/20/2011	0.923%		22,700	15	(139)	154
Citigroup, Inc.	JPM	1.000%	09/20/2011	1.025%		2,800	1	(15)	16
Citigroup, Inc.	UBS	1.000%	03/20/2011	0.923%		7,100	5	(40)	45
Citigroup, Inc.	UBS	1.000%	09/20/2011	1.025%		8,400	1	(50)	51
Ford Motor Credit Co. LLC	CITI	5.000%	12/20/2014	2.987%		600	46	(13)	59
Gazprom OAO Via Morgan Stanley Bank AG	MSC	0.860%	11/20/2011	1.454%		38,400	(137)	0	(137)
General Electric Capital Corp.	BNP	0.780%	03/20/2011	1.136%		6,300	(9)	0	(9)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	1.584%		2,000	(15)	0	(15)
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.201%		6,200	239	328	(89)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.681%		16,600	1,215	0	1,215
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.681%		10,200	850	0	850
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.112%		6,300	(1)	(48)	47
General Electric Capital Corp.	DUB	0.800%	06/20/2011	1.136%		32,700	(72)	0	(72)
General Electric Capital Corp.	DUB	1.000%	09/20/2011	1.201%		11,300	(19)	(322)	303
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.136%		1,900	0	0	0
General Electric Capital Corp.	GSC	8.000%	03/20/2011	1.136%		8,000	279	0	279
General Electric Capital Corp.	GSC	5.000%	06/20/2011	1.112%		10,000	297	(500)	797
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.201%		4,800	185	240	(55)
Illinois State General Obligation Bonds, Series 2006	GSC	2.050%	03/20/2012	2.273%		4,100	(10)	0	(10)
Illinois State General Obligation Bonds, Series 2006	GSC	2.100%	03/20/2012	2.273%		27,900	(49)	0	(49)
Indonesia Government International Bond	CITI	1.000%	06/20/2011	0.402%		24,720	115	12	103
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.372%		3,200	(56)	(76)	20
Indonesia Government International Bond	HSBC	1.000%	06/20/2011	0.402%		8,240	38	5	33
Indonesia Government International Bond	MSC	1.000%	06/20/2011	0.402%		24,720	115	61	54
Indonesia Government International Bond	RBS	1.000%	06/20/2011	0.402%		24,720	115	46	69
Indonesia Government International Bond	RBS	1.310%	12/20/2011	0.527%		4,900	49	0	49

See Accompanying Notes	Semiannual Report	September 30, 2010	209

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.500%	$	110,400	$2,462	$844	$1,618
Japan Government International Bond	BCLY	1.000%	06/20/2015	0.541%		16,600	358	258	100
Japan Government International Bond	BCLY	1.000%	12/20/2015	0.610%		20,400	409	358	51
Japan Government International Bond	BNP	1.000%	09/20/2015	0.577%		25,000	520	413	107
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%		34,400	766	283	483
Japan Government International Bond	BOA	1.000%	09/20/2015	0.577%		100,000	2,082	1,653	429
Japan Government International Bond	BOA	1.000%	12/20/2015	0.610%		19,400	390	331	59
Japan Government International Bond	GSC	1.000%	03/20/2015	0.500%		61,300	1,366	585	781
Japan Government International Bond	GSC	1.000%	06/20/2015	0.541%		10,000	215	150	65
Japan Government International Bond	JPM	1.000%	03/20/2015	0.500%		7,900	177	94	83
Japan Government International Bond	JPM	1.000%	06/20/2015	0.541%		10,000	215	155	60
Japan Government International Bond	MSC	1.000%	12/20/2015	0.610%		19,100	384	326	58
Japan Government International Bond	UBS	1.000%	12/20/2015	0.610%		19,400	389	311	78
JPMorgan Chase & Co.	DUB	1.000%	03/20/2011	0.283%		25,000	93	143	(50)
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2011	1.151%		6,800	(8)	(8)	0
MetLife, Inc.	BCLY	1.000%	09/20/2013	1.752%		10,000	(214)	(417)	203
MetLife, Inc.	GSC	1.000%	09/20/2015	2.183%		10,000	(537)	(507)	(30)
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.658%		10,000	10	25	(15)
Mexico Government International Bond	BCLY	1.000%	09/20/2015	1.180%		14,900	(124)	(115)	(9)
Mexico Government International Bond	CSFB	1.000%	09/20/2015	1.180%		25,000	(206)	(205)	(1)
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.658%		29,900	32	70	(38)
Mexico Government International Bond	GSC	1.000%	12/20/2010	0.658%		31,100	34	76	(42)
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.658%		7,100	8	18	(10)
Mexico Government International Bond	HSBC	1.000%	09/20/2015	1.180%		33,600	(278)	(260)	(18)
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.658%		19,600	21	50	(29)
Morgan Stanley	JPM	1.000%	06/20/2011	1.031%		300	0	1	(1)
Morgan Stanley	UBS	1.000%	09/20/2011	1.115%		100	0	0	0
New Jersey State General Obligation Bonds, Series 2001	GSC	1.220%	09/20/2011	1.613%		25,000	(61)	0	(61)
Panama Government International Bond	MSC	0.750%	01/20/2012	0.638%		500	1	0	1
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		26,900	(118)	(234)	116
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.571%		6,000	(159)	(171)	12
Russia Government International Bond	CITI	1.000%	12/20/2010	0.606%		9,000	11	5	6
Russia Government International Bond	DUB	1.000%	12/20/2010	0.606%		10,000	12	11	1
Russia Government International Bond	GSC	1.000%	12/20/2010	0.606%		40,200	48	43	5
Russia Government International Bond	UBS	1.000%	12/20/2010	0.606%		25,100	30	13	17
SLM Corp.	BNP	5.050%	03/20/2013	4.223%		6,200	127	0	127
SLM Corp.	BOA	5.000%	12/20/2010	2.664%		5,000	34	(512)	546
SLM Corp.	BOA	2.860%	12/20/2012	4.056%		100	(3)	(31)	28
SLM Corp.	BOA	4.930%	03/20/2013	4.223%		100	2	(27)	29
SLM Corp.	BOA	5.025%	03/20/2013	4.223%		200	4	(54)	58
SLM Corp.	GSC	5.000%	09/20/2011	2.949%		30,000	637	(225)	862
South Korea Government Bond	CITI	0.520%	12/20/2010	0.478%		11,000	3	0	3
South Korea Government Bond	MSC	1.000%	12/20/2015	1.004%		39,500	5	(58)	63
South Korea Government Bond	UBS	0.550%	12/20/2010	0.478%		9,000	3	0	3
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.590%		22,300	405	136	269
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.590%		16,700	304	111	193
United Kingdom Gilt	DUB	1.000%	12/20/2014	0.567%		200	3	1	2
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.590%		44,900	817	264	553
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%		67,900	1,234	356	878
Vodafone Group PLC	GSC	1.000%	09/20/2015	0.823%		10,000	88	83	5

							$14,478	$2,789	$11,689

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	BCLY	5.000%	12/20/2014	$	27,600	$3,041	$2,760	$281
CDX.EM-12 Index	UBS	5.000%	12/20/2014		15,300	1,686	1,522	164
CDX.EM-13 Index	BCLY	5.000%	06/20/2015		141,800	17,572	16,949	623
CDX.EM-13 Index	CSFB	5.000%	06/20/2015		400	50	46	4
CDX.EM-13 Index	DUB	5.000%	06/20/2015		39,300	4,870	4,664	206
CDX.EM-13 Index	GSC	5.000%	06/20/2015		5,500	682	687	(5)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015		56,300	6,977	6,358	619
CDX.EM-13 Index	JPM	5.000%	06/20/2015		6,100	756	689	67
CDX.EM-13 Index	MSC	5.000%	06/20/2015		18,200	2,255	2,168	87
CDX.EM-14 Index	BCLY	5.000%	12/20/2015		13,900	1,850	1,770	80
CDX.EM-14 Index	BOA	5.000%	12/20/2015		23,800	3,168	3,106	62
CDX.EM-14 Index	DUB	5.000%	12/20/2015		7,900	1,051	1,006	45
CDX.EM-14 Index	HSBC	5.000%	12/20/2015		7,100	945	927	18
CDX.EM-14 Index	MSC	5.000%	12/20/2015		12,600	1,677	1,613	64
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012		37,362	(80)	0	(80)

210	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	$	8,666	$(18)	$0	$(18)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012		10,015	(13)	0	(13)
CDX.HY-14 5-Year Index	BCLY	5.000%	06/20/2015		104,000	(784)	(1,331)	547
CDX.HY-14 5-Year Index	CITI	5.000%	06/20/2015		8,000	(60)	(310)	250
CDX.HY-14 5-Year Index	DUB	5.000%	06/20/2015		80,800	(609)	(1,212)	603
CDX.HY-14 5-Year Index	MSC	5.000%	06/20/2015		32,800	(248)	(1,374)	1,126
CDX.HY-14 5-Year Index	UBS	5.000%	06/20/2015		43,000	(325)	(538)	213
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		32,600	(808)	(1,021)	213
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012		21,412	262	0	262
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012		38,869	484	0	484
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017		4,437	45	0	45
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017		9,549	101	0	101
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013		10,899	112	0	112
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013		13,696	115	0	115
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015		111,100	(327)	(586)	259
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		41,700	(122)	(173)	51
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015		30,200	(89)	(171)	82
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015		15,700	(46)	(74)	28
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015		33,900	(100)	(171)	71

						$44,070	$37,304	$6,766

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, and U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	23,900	$1,073	$1	$1,072
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		9,100	446	0	446
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC	BRL	36,800	241	65	176
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		75,700	495	124	371
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		128,400	1,345	76	1,269
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		145,800	1,528	72	1,456
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		57,700	534	246	288
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		242,400	2,242	490	1,752
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		56,300	246	0	246
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		34,500	162	0	162
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		95,100	453	(38)	491
Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		5,300	52	26	26
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		15,700	118	29	89
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		58,100	1,700	(32)	1,732
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		540,800	25,515	(391)	25,906
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		23,600	132	0	132
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		36,500	167	(26)	193
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		118,400	716	30	686
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		58,500	354	15	339
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		122,200	662	223	439
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		163,400	886	173	713
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		17,100	34	19	15
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		19,000	41	19	22
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		31,700	219	49	170
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		115,100	478	0	478
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		15,800	131	39	92
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		127,200	1,227	515	712
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		239,400	2,728	567	2,161

See Accompanying Notes	Semiannual Report	September 30, 2010	211

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB	BRL	128,300	$1,172	$413	$759
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		266,400	2,756	10	2,746
Pay	1-Year BRL-CDI	12.800%	01/02/2013	BNP		127,700	1,630	0	1,630
Pay	1-Year BRL-CDI	12.830%	01/02/2013	HSBC		138,200	1,808	0	1,808
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		17,000	37	(3)	40
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		18,200	112	81	31
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		17,200	144	0	144
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		33,000	328	(7)	335
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		17,100	186	47	139
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		2,600	38	12	26
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		8,600	131	56	75
Pay	1-Year BRL-CDI	12.560%	01/02/2014	BNP		171,100	1,993	0	1,993
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		2,600	44	17	27
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	129,000	2,054	0	2,054
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA	EUR	12,500	43	(98)	141
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		6,100	21	(53)	74
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	DUB		803,700	2,765	(9,392)	12,157

							$59,187	$(6,626)	$65,813

(l)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.500	11/26/2010	228	$63	$96
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	228	128	38

				$191	$134

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	43,000	$384	$230
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		54,300	107	100
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		54,300	163	10
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		57,100	794	328
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		420,300	3,856	2,252
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		214,100	1,801	1,431
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		45,300	68	84
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		36,800	167	2,156
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		36,800	175	0
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		173,600	1,929	930
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		172,100	4,255	2,456
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		25,700	175	169
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		112,400	556	22
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		181,400	261	336
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		28,500	389	164
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		468,900	4,867	3,114
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		71,900	782	385
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		445,700	1,070	26,107
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		445,700	3,944	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		28,600	393	164
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		54,300	94	101
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		54,300	163	10
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		74,800	710	401
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		186,600	392	346
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		186,600	672	36
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		72,800	488	4,264
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		72,800	582	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		130,600	1,014	0
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		326,400	3,199	2,168
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		342,600	2,562	1,836
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		57,300	1,439	818
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		864,200	7,483	5,777

								$44,934	$56,195

212	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	11/17/2010	EUR	131,400	$563	$230
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	11/17/2010		131,400	477	139
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010		41,800	109	107
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		41,800	104	93
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	11/17/2010	$	131,600	355	65
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	11/17/2010		131,600	270	153
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010		109,100	322	249
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		109,100	349	133
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.900%	12/15/2010	EUR	34,800	146	87
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.600%	12/15/2010		34,800	146	78
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	12/15/2010	$	211,100	644	399
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.900%	12/15/2010	EUR	182,200	757	462
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	12/15/2010	$	211,100	644	243
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	12/15/2010	EUR	182,200	623	406
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011	$	44,800	99	128
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	44,800	138	164
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011	$	44,800	246	213
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011	EUR	44,800	360	366
Call - OTC iTraxx Europe 13 Index	UBS	Buy	0.900%	12/15/2010		51,900	209	139
Put - OTC iTraxx Europe 13 Index	UBS	Sell	1.600%	12/15/2010		51,900	209	111

							$6,770	$3,965

Inflation Cap
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BNP	215.969	Maximum of ((Index Final/Index Initial - 1) - 2.500%) or 0	12/14/2010	$60,000	$240	$0

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BNP	215.969	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	12/14/2010	$60,000	$270	$0

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	48	$6,512,200	EUR	0	$45,420
Sales	456	6,982,700		1,417,400	55,973
Closing Buys	(48)	(4,846,000)		(443,600)	(37,911)
Expirations	0	(539,900)		0	(3,202)
Exercised	0	(1,456,000)		0	(7,875)

Balance at 09/30/2010	456	$6,653,000	EUR	973,800	$52,405

(m)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Granite Master Issuer PLC	0.457%	12/20/2054	07/13/2010	$23,187	$23,414	0.11%

(n)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	5,443	10/2010	CITI	$16	$0	$16
Sell		5,443	10/2010	CITI	0	(16)	(16)
Buy		8,100	10/2010	CSFB	230	0	230
Buy		21,584	10/2010	MSC	1,765	0	1,765
Buy		10,968	10/2010	RBS	854	0	854
Buy		5,443	10/2010	UBS	32	0	32
Buy	BRL	133,962	10/2010	BCLY	4,688	0	4,688
Sell		23,282	10/2010	BOA	0	(310)	(310)
Buy		117,139	10/2010	HSBC	3,031	0	3,031
Sell		9,356	10/2010	HSBC	0	(131)	(131)
Buy		43,867	10/2010	JPM	1,426	0	1,426
Buy		79,614	10/2010	MSC	2,153	0	2,153

See Accompanying Notes	Semiannual Report	September 30, 2010	213

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	450,535	10/2010	MSC	$0	$(13,164)	$(13,164)
Buy		60,471	10/2010	RBC	1,739	0	1,739
Buy		48,119	10/2010	RBS	1,239	0	1,239
Buy		23,282	12/2010	BOA	312	0	312
Buy		43,046	12/2010	HSBC	605	0	605
Buy		455,895	12/2010	MSC	13,105	0	13,105
Buy		37,254	12/2010	RBS	655	0	655
Buy		4,839	09/2011	BOA	48	0	48
Buy		4,835	09/2011	MSC	46	0	46
Buy	CAD	5,677	10/2010	BNP	17	0	17
Sell		8,361	10/2010	CITI	0	(23)	(23)
Buy		2,684	10/2010	DUB	8	0	8
Buy		6,980	11/2010	BCLY	0	(14)	(14)
Sell		351,603	11/2010	BCLY	304	0	304
Buy		4,936	11/2010	BNP	0	(8)	(8)
Buy		21,255	11/2010	BOA	0	(24)	(24)
Sell		276,752	11/2010	BOA	308	0	308
Buy		8,361	11/2010	CITI	22	0	22
Buy		8,734	11/2010	CSFB	0	(19)	(19)
Buy		12,994	11/2010	DUB	0	(77)	(77)
Buy		53,400	11/2010	HSBC	690	0	690
Sell		10,350	11/2010	HSBC	0	(134)	(134)
Buy		46,313	11/2010	RBS	312	(36)	276
Sell		829	11/2010	RBS	5	0	5
Sell	CHF	44,094	11/2010	CITI	0	(1,368)	(1,368)
Buy	CNY	14,819	11/2010	BCLY	0	(10)	(10)
Buy		24,020	11/2010	CITI	0	(18)	(18)
Buy		61,954	11/2010	DUB	0	(57)	(57)
Buy		24,417	11/2010	MSC	0	(27)	(27)
Buy		147,904	04/2011	BCLY	53	0	53
Buy		65,940	04/2011	CSFB	20	0	20
Buy		349,699	04/2011	DUB	853	0	853
Buy		57,423	04/2011	HSBC	15	0	15
Buy		32,949	04/2011	JPM	7	0	7
Buy		6,327	04/2011	MSC	3	0	3
Sell	EUR	211,187	10/2010	DUB	0	(17,290)	(17,290)
Sell		26,712	10/2010	UBS	0	(1,936)	(1,936)
Sell		17,479	11/2010	BCLY	0	(1,076)	(1,076)
Buy		209	11/2010	CITI	12	0	12
Buy		163	11/2010	CSFB	10	0	10
Sell		687	11/2010	CSFB	0	(4)	(4)
Sell		58,292	11/2010	DUB	0	(4,786)	(4,786)
Sell		66,497	11/2010	MSC	0	(5,522)	(5,522)
Buy		1,749	11/2010	RBS	53	0	53
Sell	GBP	5,600	10/2010	CITI	0	(20)	(20)
Buy		5,600	10/2010	HSBC	0	(50)	(50)
Buy		5,600	12/2010	CITI	20	0	20
Sell		35,194	12/2010	CITI	0	(615)	(615)
Sell		7,577	12/2010	GSC	0	(100)	(100)
Buy		2,700	12/2010	RBS	0	(20)	(20)
Sell		17,116	12/2010	UBS	0	(254)	(254)
Buy	IDR	15,661,800	10/2010	BOA	219	0	219
Buy		110,404,837	10/2010	CITI	1,469	0	1,469
Sell		18,775,500	10/2010	HSBC	0	(14)	(14)
Buy		15,661,800	10/2010	RBS	219	0	219
Buy		32,183,892	10/2010	UBS	374	0	374
Buy		214,439,010	11/2010	BCLY	257	0	257
Buy		9,340,800	11/2010	CITI	86	0	86
Buy		38,779,540	11/2010	DUB	69	0	69
Buy		28,533,050	11/2010	HSBC	88	0	88
Buy		203,983,600	11/2010	JPM	236	0	236
Buy		14,376,000	11/2010	MSC	9	0	9
Buy		31,382,000	04/2011	JPM	55	0	55
Buy		15,657,000	04/2011	MSC	24	0	24
Buy		18,775,500	07/2011	HSBC	16	0	16
Buy	INR	298,112	11/2010	BCLY	188	0	188
Buy		91,320	01/2011	BCLY	0	(2)	(2)
Buy		491,184	01/2011	CITI	0	(52)	(52)
Buy		182,720	01/2011	JPM	0	(2)	(2)
Buy		228,520	01/2011	MSC	1	0	1
Sell	JPY	90,340,000	10/2010	JPM	0	(61,433)	(61,433)
Sell		21,266,541	11/2010	MSC	0	(2,119)	(2,119)
Buy	KRW	3,084,983	11/2010	BCLY	74	0	74
Sell		1,499,775	11/2010	BCLY	0	(75)	(75)
Buy		5,703,649	11/2010	BOA	152	0	152

214	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	9,289,706	11/2010	CITI	$152	$0	$152
Sell		16,958,170	11/2010	CITI	0	(1,100)	(1,100)
Buy		1,639,266	11/2010	DUB	25	0	25
Buy		856,290	11/2010	GSC	20	0	20
Buy		11,344,188	11/2010	JPM	46	(52)	(6)
Sell		6,265,150	11/2010	JPM	0	(418)	(418)
Buy		19,688,713	11/2010	MSC	477	(5)	472
Buy		2,090,700	11/2010	RBS	31	0	31
Sell		673,810	11/2010	RBS	0	(37)	(37)
Buy		31,423,174	01/2011	MSC	75	(40)	35
Buy	MXN	156,632	02/2011	BCLY	164	0	164
Buy		514,527	02/2011	CITI	1,351	(8)	1,343
Buy		19,102	02/2011	DUB	0	(4)	(4)
Buy		34,275	02/2011	JPM	0	(16)	(16)
Buy		281,440	02/2011	MSC	53	(118)	(65)
Buy		19,098	02/2011	UBS	0	(5)	(5)
Buy	MYR	29,758	10/2010	BCLY	874	0	874
Sell		11,550	10/2010	BCLY	0	(2)	(2)
Buy		3,499	10/2010	BOA	113	0	113
Buy		29,143	10/2010	CITI	760	0	760
Buy		15,133	10/2010	DUB	267	0	267
Buy		11,550	02/2011	BCLY	0	(7)	(7)
Buy		9,300	02/2011	HSBC	0	(12)	(12)
Buy		8,997	02/2011	JPM	0	(9)	(9)
Buy	PHP	11,152	11/2010	BCLY	13	0	13
Buy		916,641	11/2010	CITI	40	(18)	22
Buy		10,660	11/2010	DUB	13	0	13
Buy		433,874	06/2011	BCLY	0	(57)	(57)
Buy		269,196	06/2011	JPM	0	(17)	(17)
Buy	SGD	4,133	11/2010	BCLY	42	0	42
Buy		4,268	11/2010	CITI	45	0	45
Buy		3,568	03/2011	CITI	13	0	13
Buy		8,186	03/2011	HSBC	24	0	24
Buy		1,983	03/2011	MSC	8	0	8
Buy	TRY	4,545	01/2011	BCLY	80	0	80
Buy		9,437	01/2011	CITI	195	0	195
Buy		1,962	01/2011	CSFB	29	0	29
Buy		15,261	01/2011	HSBC	142	0	142
Buy		20,917	01/2011	JPM	274	0	274
Buy	TWD	83,640	10/2010	BCLY	0	(23)	(23)
Buy		18,717	10/2010	CITI	2	0	2
Buy		65,606	10/2010	DUB	0	(17)	(17)
Buy		44,041	01/2011	DUB	3	(9)	(6)
Buy		26,965	01/2011	JPM	11	0	11
Buy		41,507	01/2011	MSC	10	0	10
Buy		22,479	01/2011	UBS	12	0	12
Buy	ZAR	71,729	10/2010	BCLY	452	0	452
Buy		8,679	10/2010	BOA	40	0	40
Buy		26,492	10/2010	CITI	186	0	186
Buy		60,817	10/2010	HSBC	392	0	392
Buy		21,199	10/2010	JPM	130	0	130
Buy		27,157	10/2010	MSC	181	0	181
Buy		50,117	10/2010	UBS	263	0	263
Buy		19,667	01/2011	BCLY	71	0	71
Buy		19,667	01/2011	JPM	71	0	71
Buy		22,804	09/2011	BCLY	104	0	104
Buy		11,398	09/2011	MSC	52	0	52
Buy		10,640	09/2011	UBS	49	0	49

					$45,547	$(112,780)	$(67,233)

See Accompanying Notes	Semiannual Report	September 30, 2010	215

Schedule of Investments PIMCO Low Duration Fund (Cont.)

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$130,638	$0	$130,638
Corporate Bonds & Notes
Banking & Finance	0	5,063,266	16,616	5,079,882
Industrials	0	1,369,853	0	1,369,853
Utilities	0	625,142	0	625,142
Convertible Bonds & Notes
Banking & Finance	0	114,245	0	114,245
Industrials	0	163,373	0	163,373
Municipal Bonds & Notes
California	0	43,649	0	43,649
Illinois	0	67,733	0	67,733
Louisiana	0	35,682	0	35,682
New Jersey	0	12,541	0	12,541
U.S. Government Agencies	0	10,994,443	2,548	10,996,991
U.S. Treasury Obligations	0	144,620	0	144,620
Mortgage-Backed Securities	0	1,840,287	36	1,840,323
Asset-Backed Securities	0	629,085	430,732	1,059,817
Sovereign Issues	0	924,652	0	924,652
Convertible Preferred Securities
Banking & Finance	33,832	0	0	33,832
Consumer Discretionary	0	3,359	0	3,359
Preferred Securities
Banking & Finance	39,758	38,349	79,128	157,235
Short-Term Instruments
Certificates of Deposit	0	105,094	0	105,094

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Repurchase Agreements	$0	$114,000	$0	$114,000
Japan Treasury Bills	0	1,082,119	0	1,082,119
U.S. Treasury Bills	0	42,005	0	42,005
PIMCO Short-Term Floating NAV Portfolio	5,037,167	0	0	5,037,167
Investments, at value	$5,110,757	$23,544,135	$529,060	$29,183,952

Financial Derivative Instruments (7) - Assets

Credit Contracts	0	19,970	0	19,970
Foreign Exchange Contracts	0	45,547	0	45,547
Interest Rate Contracts	13,415	65,812	0	79,227
	$13,415	$131,329	$0	$144,744

Financial Derivative Instruments (7) - Liabilities

Credit Contracts	0	(1,655)	(3,965)	(5,620)
Foreign Exchange Contracts	0	(112,780)	0	(112,780)
Interest Rate Contracts	0	(56,329)	0	(56,329)
	$0	$(170,764)	$(3,965)	$(174,729)

Totals	$5,124,172	$23,504,700	$525,095	$29,153,967

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$27,874	$0	$0	$0	$0	$1,931	$1,103	$(14,292)	$16,616	$1,713
U.S. Government Agencies	3,162	0	(620)	0	(6)	12	0	0	2,548	152
Mortgage-Backed Securities	9,681	0	(9)	39	0	(300)	0	(9,375)	36	0
Asset-Backed Securities	326,877	123,780	(21,101)	1,978	1,186	(1,988)	0	0	430,732	(2,326)
Preferred Securities
Banking & Finance	131,009	1,842	(8,195)	0	0	(7,179)	0	(38,349)	79,128	(4,442)

Investments, at value	$498,603	$125,622	$(29,925)	$2,017	$1,180	$(7,524)	$1,103	$(62,016)	$529,060	$(4,903)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	(139)	0	(6,770)	0	191	2,753	0	0	(3,965)	2,805
Interest Rate Contracts	(115)	0	0	0	0	115	0	0	0	115

	$(254)	$0	$(6,770)	$0	$191	$2,868	$0	$0	$(3,965)	$2,920

Totals	$498,349	$125,622	$(36,695)	$2,017	$1,371	$(4,656)	$1,103	$(62,016)	$525,095	$(1,983)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

216	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(p)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$85	$0	$0	$0	$0	$85
Unrealized appreciation on foreign currency contracts	0	45,547	0	0	0	45,547
Unrealized appreciation on swap agreements	65,813	0	19,969	0	0	85,782

	$65,898	$45,547	$19,969	$0	$0	$131,414

Liabilities:
Written options outstanding	$56,329	$0	$3,965	$0	$0	$60,294
Variation margin payable (2)	32	0	0	0	0	32
Unrealized depreciation on foreign currency contracts	0	112,780	0	0	0	112,780
Unrealized depreciation on swap agreements	0	0	1,655	0	0	1,655

	$56,361	$112,780	$5,620	$0	$0	$174,761

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$60,481	$3,201	$17,484	$0	$0	$81,166
Net realized (loss) on foreign currency transactions	0	(11,980)	0	0	0	(11,980)

	$60,481	$(8,779)	$17,484	$0	$0	$69,186

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(32,669)	$(198)	$7,530	$0	$0	$(25,337)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(75,627)	0	0	0	(75,627)

	$(32,669)	$(75,825)	$7,530	$0	$0	$(100,964)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $13,415 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	217

Schedule of Investments PIMCO Money Market Fund	(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 101.1%

ASSET-BACKED COMMERCIAL PAPER 3.4%

Straight-A Funding LLC
0.220% due 10/19/2010	$20,500	$20,498

CERTIFICATES OF DEPOSIT 0.0%

BNP Paribas
0.365% due 03/22/2011	100	100

FINANCIAL COMPANY COMMERCIAL PAPER 1.7%

Citigroup, Inc.
0.410% due 11/09/2010	3,500	3,499

Standard Chartered Bank
0.550% due 10/18/2010	6,500	6,498

		9,997

GOVERNMENT AGENCY DEBT 34.0%

Bank of America N.A.
0.470% due 12/23/2010 (b)	3,700	3,703

Citibank N.A.
0.439% due 03/30/2011 (b)	1,350	1,352

Citigroup, Inc.
0.842% due 12/09/2010 (b)	1,800	1,803

Federal Agriculture Mortgage Corp.
3.875% due 08/19/2011	21,900	22,523

Federal Home Loan Bank
0.130% due 10/05/2010	64,000	64,000
0.540% due 05/24/2011	31,000	30,997
0.560% due 05/27/2011	7,100	7,098

Freddie Mac
0.265% due 01/03/2011	10,800	10,793
0.593% due 04/01/2011	43,200	43,229

General Electric Capital Corp.
0.373% due 03/11/2011 (b)	5,200	5,206

Goldman Sachs Group, Inc.
0.372% due 03/15/2011 (b)	1,500	1,501
1.625% due 07/15/2011 (b)	1,950	1,968

JPMorgan Chase & Co.
0.419% due 02/23/2011 (b)	1,200	1,201
0.796% due 12/02/2010 (b)	500	500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SunTrust Bank
0.942% due 12/16/2010 (b)	$7,900	$7,914

		203,788

OTHER NOTES 2.2%

General Electric Capital Corp.
4.875% due 10/21/2010	1,500	1,503

Metropolitan Life Global Funding I
0.927% due 07/13/2011	1,500	1,501

Svenska Handelsbanken AB
0.584% due 07/01/2011	10,000	9,999

		13,003

TREASURY DEBT 5.2%

U.S. Treasury Bills
0.156% due 10/07/2010 - 02/10/2011 (a)	31,000	30,993

TREASURY REPURCHASE AGREEMENTS 54.6%

Banc of America Securities LLC
0.180% due 10/01/2010	55,000	55,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2011 valued at $56,112. Repurchase proceeds are $55,000.)

Barclays Capital, Inc.
0.190% due 10/01/2010	55,000	55,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $56,170. Repurchase proceeds are $55,000.)

BNP Paribas Bank
0.240% due 10/01/2010	24,000	24,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $24,548. Repurchase proceeds are $24,000.)

Citigroup Global Markets, Inc.
0.240% due 10/01/2010	24,000	24,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2012 valued at $24,511. Repurchase proceeds are $24,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Securities (USA) LLC
0.200% due 10/01/2010	$55,000	$55,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.375% due 09/30/2012 valued at $56,274. Repurchase proceeds are $55,000.)

Deutsche Bank AG
0.320% due 10/01/2010	55,000	55,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $56,178. Repurchase proceeds are $55,000.)

Greenwich Capital Markets, Inc.
0.180% due 10/01/2010	15,700	15,700
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $16,036. Repurchase proceeds are $15,700.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	18,000	18,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 8.125% due 08/15/2019 valued at $18,405. Repurchase proceeds are $18,000.)

Morgan Stanley
0.200% due 10/01/2010	24,000	24,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 4.375% due 11/15/2039 valued at $24,603. Repurchase proceeds are $24,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	806	806
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $824. Repurchase proceeds are $806.)

		326,506

Total Short-Term Instruments (Cost $604,885)		604,885

Total Investments 101.1% (Cost $604,885)		$604,885

Other Assets and Liabilities (Net) (1.1%)		(6,713)

Net Assets 100.0%		$598,172

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average rate.

(b)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short-Term Instruments
Asset-Backed Commercial Paper	$0	$20,498	$0	$20,498
Certificates of Deposit	0	100	0	100
Financial Company Commercial Paper	0	9,997	0	9,997
Government Agency Debt	0	203,788	0	203,788

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Other Notes	$0	$13,003	$0	$13,003
Treasury Debt	0	30,993	0	30,993
Treasury Repurchase Agreements	0	326,506	0	326,506
Investments, at value	$0	$604,885	$0	$604,885

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

218	PIMCO Funds	See Accompanying Notes

Schedule of Investments PIMCO Mortgage-Backed Securities Fund	(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 128.4%

Fannie Mae
0.000% due 07/25/2022 (c)	$33	$30
0.316% due 12/25/2036	6,220	6,137
0.376% due 03/25/2034	1,055	1,044
0.406% due 08/25/2034 - 10/25/2035	14,045	13,714
0.496% due 06/25/2033	153	146
0.516% due 06/25/2032	373	343
0.556% due 03/25/2018	657	658
0.596% due 11/25/2032	317	283
0.606% due 11/25/2032	26	26
0.657% due 04/18/2028	5	5
0.706% due 05/25/2023	823	827
0.756% due 03/25/2017 - 07/25/2034	2,408	2,392
0.766% due 10/25/2031	253	253
0.931% due 02/25/2024	568	574
1.256% due 04/25/2032	564	577
1.281% due 04/25/2023	2	3
1.481% due 05/01/2033	445	454
1.586% due 08/01/2042 - 10/01/2044	3,040	3,053
1.588% due 03/01/2044	829	838
1.973% due 05/01/2035	627	650
1.998% due 01/01/2035	541	563
2.021% due 05/01/2035	100	104
2.067% due 03/01/2035	18	18
2.069% due 03/01/2032	86	90
2.088% due 08/01/2027	799	829
2.114% due 01/01/2035	114	119
2.131% due 01/01/2035	173	180
2.136% due 01/01/2035	170	177
2.227% due 02/01/2035	94	98
2.256% due 04/01/2035	779	810
2.324% due 12/01/2034	750	773
2.340% due 11/01/2035	284	291
2.384% due 03/01/2035	109	113
2.438% due 03/01/2035	67	70
2.489% due 02/01/2035	244	254
2.499% due 04/01/2033	267	279
2.529% due 01/01/2035	112	116
2.596% due 02/01/2035	67	70
2.602% due 05/01/2035	334	350
2.614% due 12/01/2034	17	17
2.615% due 07/01/2035	257	269
2.630% due 10/01/2032	274	282
2.639% due 02/01/2035	154	161
2.653% due 12/01/2034	173	179
2.681% due 08/01/2036	1,626	1,708
2.701% due 06/01/2030	17	17
2.709% due 05/25/2035	440	468
2.727% due 07/01/2035	115	120
2.742% due 11/01/2034	53	55
2.766% due 09/01/2034	735	762
2.797% due 02/01/2035	143	150
2.800% due 02/01/2035	126	132
2.875% due 03/01/2027	93	97
2.888% due 10/01/2035	150	158
2.971% due 10/01/2028	13	13
3.036% due 07/01/2035	165	173
3.078% due 10/01/2035	48	50
3.143% due 09/01/2035	706	725
3.500% due 10/01/2025	7,000	7,221
4.000% due 06/01/2013 - 10/01/2040	91,202	94,150
4.478% due 05/01/2023	17	17
4.500% due 09/01/2013 - 10/01/2040	75,725	79,105
4.933% due 12/01/2035	871	907
5.000% due 02/01/2013 - 11/01/2040	111,358	117,442
5.196% due 11/01/2018	2	2
5.332% due 11/01/2035	465	497
5.348% due 11/01/2035	570	609

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 10/01/2025 - 11/01/2040	$60,755	$64,620
5.568% due 02/01/2036	348	366
5.990% due 08/01/2017	1,100	1,268
6.000% due 07/01/2017 - 10/01/2040	46,904	51,107
6.500% due 06/01/2021 - 01/01/2039	25,340	28,019
7.000% due 09/25/2023	2	2
7.500% due 09/01/2034	4	4
7.750% due 08/25/2022	34	40
8.200% due 04/25/2025	6	7

Federal Housing Administration
7.430% due 06/01/2019	183	183

Freddie Mac
0.355% due 05/04/2011	68	68
0.407% due 08/15/2019	1,587	1,583
0.557% due 04/15/2017	94	94
0.657% due 06/15/2032 - 12/15/2032	597	598
0.707% due 12/15/2031	289	291
0.757% due 09/15/2030	31	31
1.212% due 02/15/2021	500	500
1.586% due 10/25/2044 - 02/25/2045	2,939	3,040
2.625% due 07/01/2030 - 04/01/2035	429	448
2.626% due 02/01/2035	26	27
2.631% due 01/01/2034	50	52
2.653% due 11/01/2031	69	72
2.658% due 02/01/2028	166	174
2.674% due 10/01/2036	1,069	1,123
2.767% due 02/01/2035	31	32
2.865% due 03/01/2034	1,020	1,065
2.869% due 06/01/2035	91	96
2.891% due 03/01/2035	47	50
2.902% due 09/01/2035	616	646
2.946% due 01/01/2035	133	139
2.978% due 05/01/2032	40	40
3.037% due 01/01/2035	2,986	3,173
3.056% due 02/01/2035	69	73
3.109% due 02/01/2018	41	42
3.494% due 09/01/2035	3,196	3,357
3.500% due 12/15/2022	1	1
3.876% due 08/01/2036	108	112
4.000% due 02/01/2039 - 10/01/2040	14,760	15,153
4.500% due 03/15/2021 - 09/01/2040	57,998	60,382
4.655% due 03/01/2035	286	299
4.995% due 11/01/2028	4	5
5.000% due 07/01/2038 - 10/01/2040	23,853	25,073
5.172% due 05/01/2035	375	398
5.173% due 08/01/2025	6	6
5.500% due 12/01/2017 - 10/01/2040	50,990	54,246
6.000% due 11/01/2036 - 08/01/2039	25,191	27,089
6.500% due 12/15/2023 - 05/15/2028	1,171	1,326
8.000% due 06/15/2026	17	20

Ginnie Mae
0.357% due 04/20/2036	6,651	6,623
0.457% due 02/16/2032 - 07/16/2032	317	317
0.507% due 08/16/2032	1,314	1,316
0.807% due 04/16/2032	267	269
3.125% due 12/20/2021 - 11/20/2023	19	19
3.375% due 02/20/2017 - 03/20/2027	24	25
3.500% due 02/20/2018	5	6
3.625% due 07/20/2022 - 08/20/2026	37	39

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 03/20/2016 - 11/01/2040	$27,051	$27,880
4.500% due 08/20/2033 - 10/01/2040	61,565	64,938
5.000% due 10/01/2040	8,000	8,520
5.500% due 11/01/2040	16,000	17,175
6.000% due 02/15/2032 - 11/01/2040	11,949	12,979
6.500% due 07/15/2024 - 10/01/2040	4,572	5,040
7.500% due 08/15/2027	2	3

Total U.S. Government Agencies (Cost $824,784)		834,486

MORTGAGE-BACKED SECURITIES 14.1%

American Home Mortgage Assets
0.546% due 08/25/2037	2,000	190

American Home Mortgage Investment Trust
0.496% due 05/25/2047	354	52

Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049	3,366	3,535
5.889% due 07/10/2044	3,000	3,199

Banc of America Funding Corp.
0.547% due 05/20/2035	182	104
5.939% due 01/20/2047	1,458	1,079

Banktrust Mortgage Trust
5.700% due 12/01/2023	35	35

Bear Stearns Alt-A Trust
0.476% due 12/25/2046 (a)	285	9
4.805% due 08/25/2036	6,109	1,579
5.533% due 11/25/2036	2,415	1,708

CBA Commercial Small Balance Commercial Mortgage
0.536% due 12/25/2036	639	422

CC Mortgage Funding Corp.
0.386% due 05/25/2048	1,962	731
0.536% due 01/25/2035	108	82

Citigroup Mortgage Loan Trust, Inc.
1.056% due 08/25/2035	1,187	777

Commercial Mortgage Pass-Through Certificates
0.478% due 02/05/2019	2,000	1,787

Countrywide Alternative Loan Trust
0.457% due 07/20/2046	274	126
0.466% due 05/25/2035	1,078	688
0.486% due 08/25/2046	246	53
0.506% due 09/25/2046	450	23
0.506% due 10/25/2046	269	81
0.516% due 07/25/2046	450	13
0.526% due 05/25/2036	257	54
0.537% due 09/20/2046	450	77
0.596% due 10/25/2046	450	22
0.606% due 06/25/2037	398	80
0.626% due 11/25/2035	92	23
0.676% due 12/25/2035	150	62

Countrywide Home Loan Mortgage Pass-Through Trust
0.546% due 02/25/2035	31	20
0.546% due 04/25/2035	658	432
0.556% due 04/25/2046	288	73
0.576% due 03/25/2035	496	314
0.596% due 03/25/2036	169	55
0.606% due 02/25/2036	170	50
0.716% due 09/25/2034	580	184
3.524% due 04/25/2035	1,270	842
5.114% due 02/25/2047	3,670	2,231
5.242% due 03/25/2037	3,539	2,202

Greenpoint Mortgage Funding Trust
0.456% due 10/25/2046	449	62
0.456% due 12/25/2046	450	55

See Accompanying Notes	Semiannual Report	September 30, 2010	219

Schedule of Investments  PIMCO Mortgage-Backed Securities Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.486% due 06/25/2045	$513	$323
0.526% due 04/25/2036	251	51
0.576% due 09/25/2046	450	14
0.596% due 10/25/2046	450	53

GSR Mortgage Loan Trust
0.516% due 08/25/2046	319	42

Harborview Mortgage Loan Trust
0.507% due 09/19/2046	223	44

Homebanc Mortgage Trust
0.436% due 12/25/2036	477	347

Indymac Index Mortgage Loan Trust
0.456% due 11/25/2046	453	102
0.506% due 02/25/2037	450	47

JPMorgan Alternative Loan Trust
0.756% due 06/27/2037	5,508	4,766

JPMorgan Chase Commercial Mortgage Securities Corp.
0.632% due 07/15/2019	10,806	9,333

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	2,000	2,143

MASTR Adjustable Rate Mortgages Trust
0.556% due 05/25/2047	450	105
0.596% due 05/25/2047	450	71

MASTR Alternative Loans Trust
0.656% due 03/25/2036	1,814	597

Mellon Residential Funding Corp.
0.607% due 11/15/2031	408	388

Merrill Lynch Floating Trust
0.796% due 07/09/2021	1,400	1,303

Morgan Stanley Capital I
5.332% due 12/15/2043	7,400	8,072

Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	11	12

Mortgage Equity Conversion Asset Trust
0.750% due 10/25/2041	2,101	2,013
0.780% due 01/25/2042	2,593	2,485
0.820% due 02/25/2042	409	392
0.850% due 05/25/2042	12,077	11,567

Opteum Mortgage Acceptance Corp.
0.516% due 07/25/2035	560	499

Prime Mortgage Trust
5.000% due 02/25/2019	169	173

RBSSP Resecuritization Trust
0.764% due 11/21/2035	8,818	8,431

Residential Accredit Loans, Inc.
0.456% due 12/25/2046	450	94
0.486% due 05/25/2037	350	88
0.526% due 05/25/2046	450	40
3.359% due 08/25/2035	296	120

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	384	400

RiverView HECM Trust
0.316% due 07/25/2047	457	440

Sequoia Mortgage Trust
0.607% due 10/19/2026	285	245
0.637% due 10/20/2027	65	59

Structured Adjustable Rate Mortgage Loan Trust
2.943% due 09/25/2035	4,239	3,414

Structured Asset Mortgage Investments, Inc.
0.556% due 08/25/2036	450	56
0.917% due 09/19/2032	113	100

Structured Asset Securities Corp.
0.756% due 12/25/2033	1,208	1,147

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thornburg Mortgage Securities Trust
0.384% due 07/25/2036	$1,249	$1,241
6.188% due 09/25/2037	415	396

Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	1,534	1,425

WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)	1,616	89
0.476% due 07/25/2046	229	52
0.812% due 07/25/2044	418	214
0.956% due 12/25/2045	385	45
1.370% due 02/25/2046	1,113	831
2.384% due 03/25/2033	1,082	1,036
3.253% due 10/25/2046	5,278	3,711

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.506% due 07/25/2046	113	20
1.140% due 04/25/2047	335	88

Total Mortgage-Backed Securities (Cost $99,663)		91,835

ASSET-BACKED SECURITIES 5.0%

Amortizing Residential Collateral Trust
0.836% due 07/25/2032	25	22
0.956% due 10/25/2031	17	15

Amresco Residential Securities Mortgage Loan Trust
0.751% due 06/25/2028	325	241
0.811% due 06/25/2027	207	195
0.811% due 09/25/2027	569	447
0.886% due 09/25/2028	794	592

Argent Securities, Inc.
1.106% due 11/25/2034	2,411	1,872

Capital Auto Receivables Asset Trust
1.707% due 10/15/2012	663	667

Centex Home Equity
0.556% due 01/25/2032	28	23

Chase Issuance Trust
0.297% due 04/15/2013	1,021	1,021
4.260% due 05/15/2013	8,500	8,702
4.550% due 03/15/2013	4,000	4,049

CIT Group Home Equity Loan Trust
0.526% due 06/25/2033	90	79

Conseco Finance
1.757% due 05/15/2032	806	600

Countrywide Asset-Backed Certificates
0.596% due 06/25/2033	681	572

EMC Mortgage Loan Trust
1.006% due 08/25/2040	207	133

Franklin Auto Trust
1.837% due 06/20/2012	561	562

GSAA Trust
0.556% due 03/25/2037	630	341
0.556% due 05/25/2047	1,896	1,052

Home Equity Asset Trust
0.856% due 11/25/2032	3	2

Lehman XS Trust
0.486% due 06/25/2046	180	19
0.506% due 08/25/2046	32	0
0.576% due 11/25/2046	450	80

Morgan Stanley Mortgage Loan Trust
0.486% due 02/25/2037	169	78
0.616% due 04/25/2037	1,400	694

Quest Trust
1.156% due 06/25/2034	417	416

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Renaissance Home Equity Loan Trust
1.016% due 12/25/2032	$54	$40

Residential Asset Mortgage Products, Inc.
0.656% due 06/25/2047	700	320

Salomon Brothers Mortgage Securities VII, Inc.
1.231% due 10/25/2028	523	483

SLM Student Loan Trust
1.998% due 04/25/2023	8,190	8,485

Specialty Underwriting & Residential Finance
0.936% due 01/25/2034	35	27

Structured Asset Securities Corp.
0.546% due 01/25/2033	33	30

United National Home Loan Owner Trust
7.410% due 03/25/2025	268	256

Wells Fargo Home Equity Trust
0.496% due 10/25/2035	49	49

Total Asset-Backed Securities (Cost $32,250)		32,164

SHORT-TERM INSTRUMENTS 5.0%

REPURCHASE AGREEMENTS 0.4%

State Street Bank and Trust Co.
0.010% due 10/01/2010	2,391	2,391

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $2,441. Repurchase proceeds are $2,391.)

U.S. TREASURY BILLS 0.0%
0.112% due 10/14/2010 (e)	300	300

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 4.6%
	3,001,330	30,067

Total Short-Term Instruments (Cost $32,759)		32,758

Total Investments 152.5% (Cost $989,456)		$991,243

Written Options (h) (0.0%) (Premiums $37)		0

Other Assets and Liabilities (Net) (52.5%)		(341,431)

Net Assets 100.0%		$649,812

220	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $300 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $26,863 at a weighted average interest rate of 0.194%. On September 30, 2010, there were no open reverse repurchase agreements.
(g)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	$	500	$172	$0	$172

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	JPM	(0.540%	)	07/25/2045	$	3,850	$3,086	$501	$2,585
CMBX.NA AAA 4 Index	GSC	(0.350%	)	02/17/2051		11,000	736	1,142	(406)
CMBX.NA AAA 4 Index	MSC	(0.350%	)	02/17/2051		9,000	602	978	(376)
CMBX.NA AAA 4 Index	UBS	(0.350%	)	02/17/2051		4,000	267	440	(173)

							$4,691	$3,061	$1,630

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Receive	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	09/18/2027	MSC	$	3,000	$1,942	$900	$1,042

(h)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	$	7,100	$37	$0

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	905	$167,800	$1,671
Sales	30	21,800	142
Closing Buys	(935)	(171,600)	(1,723)
Expirations	0	0	0
Exercised	0	(10,900)	(53)

Balance at 09/30/2010	0	$7,100	$37

See Accompanying Notes	Semiannual Report	September 30, 2010	221

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)

(i)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	10/01/2025	$4,000	$4,168	$4,179
Fannie Mae	4.000%	10/01/2040	29,000	29,588	29,811
Fannie Mae	4.000%	11/01/2040	49,000	50,091	50,225
Fannie Mae	4.500%	10/01/2025	2,000	2,106	2,104
Fannie Mae	5.000%	10/01/2025	6,000	6,361	6,366
Fannie Mae	6.000%	10/01/2025	2,000	2,153	2,159
Fannie Mae	6.500%	10/01/2040	7,000	7,609	7,636
Ginnie Mae	4.500%	10/01/2040	2,000	2,113	2,105
Ginnie Mae	4.500%	12/01/2040	34,000	35,765	35,721
Ginnie Mae	5.000%	12/01/2040	1,000	1,065	1,064
Ginnie Mae	6.500%	10/01/2040	1,000	1,094	1,097

				$142,113	$142,467

(j)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
U.S. Government Agencies	$0	$834,303	$183	$834,486
Mortgage-Backed Securities	0	74,393	17,442	91,835
Asset-Backed Securities	0	32,164	0	32,164
Short-Term Instruments
Repurchase Agreements	0	2,391	0	2,391
U.S. Treasury Bills	0	300	0	300
PIMCO Short-Term Floating NAV Portfolio	30,067	0	0	30,067
Investments, at value	$30,067	$943,551	$17,625	$991,243

Short Sales, at value	$0	$(142,467)	$0	$(142,467)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$2,757	$0	$2,757
Interest Rate Contracts	0	0	1,042	1,042
	$0	$2,757	$1,042	$3,799

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(955)	0	(955)

Totals	$30,067	$802,886	$18,667	$851,620

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
U.S. Government Agencies	$192	$0	$(9)	$0	$0	$0	$0	$0	$183	$0
Mortgage-Backed Securities	17,273	447	(471)	17	35	141	0	0	17,442	144

Investments, at value	$17,465	$447	$(480)	$17	$35	$141	$0	$0	$17,625	$144
Financial Derivative Instruments (7) - Assets
Interest Rate Contracts	$1,040	$0	$0	$0	$0	$2	$0	$0	$1,042	$2

Totals	$18,505	$447	$(480)	$17	$35	$143	$0	$0	$18,667	$146

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

222	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(k)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on swap agreements	$1,042	$0	$2,757	$0	$0	$3,799

Liabilities:
Unrealized depreciation on swap agreements	$0	$0	$955	$0	$0	$955

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$960	$0	$566	$0	$0	$1,526

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(1,176)	$0	$(1,473)	$0	$0	$(2,649)

(1)	See note 5 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Semiannual Report	September 30, 2010	223

Schedule of Investments PIMCO Real IncomeTM 2019 Fund	(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 94.0%

Treasury Inflation Protected Securities (b)
0.625% due 04/15/2013	$141	$145
1.250% due 04/15/2014	124	130
1.250% due 07/15/2020	300	315
1.375% due 07/15/2018	485	520
1.375% due 01/15/2020	316	336
1.625% due 01/15/2015	444	475
1.625% due 01/15/2018	458	498
1.875% due 07/15/2013	795	846
1.875% due 07/15/2015	583	634
1.875% due 07/15/2019	541	601
2.000% due 04/15/2012	129	133
2.000% due 01/15/2014	513	551
2.000% due 07/15/2014	509	551
2.000% due 01/15/2016	566	621
2.125% due 01/15/2019	493	557
2.375% due 04/15/2011	132	133
2.375% due 01/15/2017	508	574

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 01/15/2027	$97	$112
2.500% due 07/15/2016	572	649
2.625% due 07/15/2017	663	765
3.000% due 07/15/2012	255	271
3.375% due 01/15/2012	565	592
3.500% due 01/15/2011	401	405
3.625% due 04/15/2028	20	27

Total U.S. Treasury Obligations (Cost $10,114)		10,441

SHORT-TERM INSTRUMENTS 5.8%

REPURCHASE AGREEMENTS 1.3%

State Street Bank and Trust Co.
0.010% due 10/01/2010	138	138

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $142. Repurchase proceeds are $138.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 4.5%
0.106% due 10/07/2010 - 10/14/2010 (a)	$500	$500

Total Short-Term Instruments (Cost $638)		638

Total Investments 99.8% (Cost $10,752)		$11,079

Other Assets and Liabilities (Net) 0.2%		24

Net Assets 100.0%		$11,103

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield.
(b)	Principal amount of security is adjusted for inflation.
(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
U.S. Treasury Obligations	$0	$10,441	$0	$10,441
Short-Term Instruments
Repurchase Agreements	0	138	0	138
U.S. Treasury Bills	0	500	0	500
Investments, at value	$0	$11,079	$0	$11,079

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

224	PIMCO Funds	See Accompanying Notes

Schedule of Investments PIMCO Real IncomeTM 2029 Fund	(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 98.5%

Treasury Inflation Protected Securities (a)
0.625% due 04/15/2013	$52	$53
1.250% due 04/15/2014	52	54
1.250% due 07/15/2020	280	294
1.375% due 07/15/2018	177	190
1.375% due 01/15/2020	353	376
1.625% due 01/15/2015	228	244
1.625% due 01/15/2018	104	113
1.750% due 01/15/2028	255	270
1.875% due 07/15/2013	249	265
1.875% due 07/15/2015	123	134

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 07/15/2019	$245	$272
2.000% due 04/15/2012	43	45
2.000% due 01/15/2014	124	133
2.000% due 07/15/2014	162	175
2.000% due 01/15/2016	148	163
2.000% due 01/15/2026	371	408
2.125% due 01/15/2019	189	213
2.375% due 01/15/2017	108	122
2.375% due 01/15/2025	335	386
2.375% due 01/15/2027	394	454
2.500% due 07/15/2016	97	110
2.500% due 01/15/2029	295	348
2.625% due 07/15/2017	242	280

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 07/15/2012	$85	$90
3.375% due 01/15/2012	49	52
3.625% due 04/15/2028	283	379
3.875% due 04/15/2029	285	396

Total U.S. Treasury Obligations (Cost $5,690)		6,019

Total Investments 98.5% (Cost $5,690)		$6,019

Other Assets and Liabilities (Net) 1.5%		92

Net Assets 100.0%		$6,111

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.
(b)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
U.S. Treasury Obligations	$0	$6,019	$0	$6,019

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	Semiannual Report	September 30, 2010	225

Schedule of Investments  PIMCO Short-Term Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

CSC Holdings LLC
2.007% due 03/29/2016	$2,430	$2,391
5.500% due 03/29/2016	6	6

Ford Motor Co.
3.010% due 12/15/2013	3,000	2,947

HCA, Inc.
2.539% due 11/17/2013	686	661
3.539% due 03/31/2017	1,645	1,595

International Lease Finance Corp.
6.750% due 03/17/2015	700	713

Total Bank Loan Obligations (Cost $8,341)		8,313

CORPORATE BONDS & NOTES 47.2%

BANKING & FINANCE 33.7%

AK Transneft OJSC Via TransCapitalInvest Ltd.
6.103% due 06/27/2012	11,400	12,005
7.700% due 08/07/2013	19,200	21,228

Ally Financial, Inc.
0.291% due 12/19/2012	36,200	36,240
6.000% due 12/15/2011	9,378	9,671
7.250% due 03/02/2011	3,068	3,127

American Express Bank FSB
0.386% due 05/29/2012	11,862	11,757
0.407% due 06/12/2012 (h)	13,764	13,633
1.238% due 12/09/2011	3,955	4,002
5.500% due 04/16/2013	3,850	4,194
5.550% due 10/17/2012	4,900	5,281

American Express Centurion Bank
0.407% due 06/12/2012	12,531	12,412
5.550% due 10/17/2012	800	862

American Express Co.
5.250% due 09/12/2011	1,870	1,946
7.250% due 05/20/2014	800	939

American Express Credit Corp.
0.376% due 02/24/2012	4,335	4,308
1.957% due 06/19/2013	9,000	9,067
5.125% due 08/25/2014	5,000	5,546
5.875% due 05/02/2013	8,600	9,473

American Express Travel Related Services Co., Inc.
0.459% due 06/01/2011	35,200	34,932
5.250% due 11/21/2011	1,750	1,823

American General Finance Corp.
0.542% due 12/15/2011	3,300	3,075
5.375% due 10/01/2012	3,300	3,139
5.900% due 09/15/2012 (h)	3,400	3,264

American Honda Finance Corp.
1.625% due 09/20/2013	4,350	4,369

American International Group, Inc.
0.391% due 03/20/2012 (h)	6,300	6,105
4.950% due 03/20/2012	1,500	1,566
5.375% due 10/18/2011	2,200	2,283
5.850% due 01/16/2018	2,100	2,184
6.250% due 03/15/2037	10,000	8,625

Anadarko Finance Co.
6.750% due 05/01/2011	1,010	1,041

ANZ National International Ltd.
6.200% due 07/19/2013	15,650	17,406

Australia & New Zealand Banking Group Ltd.
0.571% due 06/18/2012	6,000	6,013

Banco Bilbao Vizcaya Argentaria Puerto Rico
0.318% due 05/25/2012	300	300

Banco Santander Chile
1.771% due 04/20/2012	40,120	40,121

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of America Corp.
0.622% due 09/15/2014		$10,000	$9,543
0.835% due 02/02/2011	GBP	6,450	10,116

Bank of Scotland PLC
0.352% due 12/08/2010		$2,500	2,499
5.250% due 09/19/2011		4,936	5,075

Bank of Tokyo-Mitsubishi UFJ Ltd.
2.600% due 01/22/2013		7,500	7,735

Barclays Bank PLC
0.796% due 04/10/2012		4,325	4,326
1.092% due 03/16/2012		2,400	2,422
1.093% due 03/05/2012		6,300	6,347
1.267% due 01/13/2012		7,000	7,052
5.200% due 07/10/2014		25,300	28,082
5.450% due 09/12/2012		3,000	3,250

BB&T Corp.
3.850% due 07/27/2012		3,840	4,026

BBVA U.S. Senior SAU
0.509% due 05/24/2011		10,000	9,950

Bear Stearns Cos. LLC
0.656% due 02/01/2012		800	798
6.950% due 08/10/2012		2,000	2,212

BNP Paribas
1.018% due 07/21/2011		44,000	44,123

BNP Paribas Capital Trust
9.003% due 12/29/2049		2,000	2,025

Boston Properties LP
6.250% due 01/15/2013		3,835	4,222

BRFkredit A/S
0.776% due 04/15/2013		6,800	6,803

BTMU Curacao Holdings NV
1.051% due 11/29/2049	JPY	200,000	2,393

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		$34,500	35,395
2.600% due 07/02/2015		20,000	20,840

Capital One Financial Corp.
6.750% due 09/15/2017		1,500	1,805

Cie de Financement Foncier
1.262% due 07/23/2012		41,700	41,652
1.625% due 07/23/2012		61,600	61,875
2.125% due 04/22/2013		9,400	9,577

Citigroup, Inc.
0.417% due 03/16/2012		22,532	22,156
0.844% due 08/10/2011	GBP	25,000	38,651
1.039% due 06/28/2013	EUR	1,300	1,684
2.384% due 08/13/2013		$86,800	87,483
5.300% due 10/17/2012		2,150	2,292
5.500% due 04/11/2013		6,300	6,764
6.000% due 12/13/2013		46,400	50,915
6.125% due 11/21/2017		2,480	2,713
6.400% due 03/27/2013	EUR	1,000	1,477
6.500% due 08/19/2013		$9,100	10,062

Commonwealth Bank of Australia
0.563% due 08/27/2014		35,600	35,614
0.672% due 12/10/2012		1,600	1,600
0.841% due 03/19/2013		14,400	14,378
0.948% due 07/12/2013		2,900	2,908
3.500% due 03/19/2015		1,450	1,524

Countrywide Financial Corp.
0.858% due 05/07/2012		7,250	7,192
5.800% due 06/07/2012		43,835	46,586

Credit Agricole S.A.
0.816% due 02/02/2012		3,500	3,486

Credit Suisse USA, Inc.
6.125% due 11/15/2011		300	318

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DanFin Funding Ltd.
1.226% due 07/16/2013		$29,200	$29,186

Danske Bank A/S
0.679% due 05/24/2012		80,700	80,554

Deutsche Bank AG
0.551% due 01/19/2012		7,750	7,708

Dexia Credit Local
0.693% due 03/05/2013		26,600	26,521

Dexia Credit Local S.A.
0.778% due 01/12/2012		37,900	37,723
0.940% due 09/23/2011		79,150	79,454
0.961% due 04/29/2014		14,800	14,754
1.875% due 09/30/2011		50,000	49,971
2.375% due 09/23/2011		20,000	20,238

Eksportfinans ASA
2.000% due 09/15/2015		5,360	5,381

FIH Erhvervsbank A/S
0.662% due 06/13/2013		18,900	18,894

First Tennessee Bank N.A.
0.516% due 02/14/2011		7,350	7,337

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		3,000	3,001
5.542% due 06/15/2011		18,597	19,085
7.250% due 10/25/2011		5,000	5,250
7.375% due 02/01/2011		6,500	6,621
7.800% due 06/01/2012		1,680	1,787
8.625% due 11/01/2010		8,900	8,944

General Electric Capital Corp.
0.292% due 12/21/2012		80,600	80,689
0.361% due 03/15/2012		32,500	32,183
0.411% due 06/20/2013		2,250	2,188
0.412% due 06/12/2012		3,200	3,153
0.568% due 04/24/2012		39,000	39,131
0.592% due 06/08/2012		85,040	85,552
0.596% due 11/01/2012		2,990	2,951
1.121% due 12/20/2013		4,500	4,434

Golden West Financial Corp.
4.750% due 10/01/2012		2,800	2,977

Goldman Sachs Group, Inc.
0.604% due 02/06/2012		15,350	15,258
1.090% due 10/04/2012	EUR	5,000	6,538
1.198% due 02/04/2013		17,500	23,130
5.250% due 10/15/2013		$590	642
5.450% due 11/01/2012		3,775	4,073
5.700% due 09/01/2012		10,000	10,767
6.600% due 01/15/2012		1,550	1,653

HSBC Bank PLC
0.848% due 08/03/2012		23,100	23,092
1.048% due 08/12/2013		6,200	6,197
1.625% due 08/12/2013		5,000	5,023

HSBC Bank USA N.A.
4.625% due 04/01/2014		1,700	1,824

HSBC Capital Funding LP
4.610% due 12/29/2049		150	143

HSBC Finance Corp.
0.642% due 09/14/2012		50,870	50,059
0.727% due 06/01/2016		691	629
0.768% due 04/24/2012		59,097	58,640
0.776% due 01/15/2014		34,014	32,376
0.875% due 07/19/2012		27,315	27,059
5.900% due 06/19/2012		2,500	2,658
6.375% due 10/15/2011		31,606	33,293

HSBC Holdings PLC
6.800% due 06/01/2038		1,200	1,396

HSBC USA, Inc.
1.157% due 12/19/2011		10,400	10,513

226	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ING Bank NV
1.089% due 03/30/2012		$35,000	$34,892
1.157% due 01/13/2012		19,700	19,692
2.625% due 02/09/2012		46,900	47,959

ING USA Global Funding Trust
0.683% due 10/01/2010		6,000	6,000

International Bank for Reconstruction & Development
0.468% due 03/04/2011		12,800	12,817

International Lease Finance Corp.
0.846% due 07/15/2011		5,000	4,834
5.125% due 11/01/2010		500	501
5.450% due 03/24/2011		5,600	5,649

Intesa Sanpaolo SpA
3.625% due 08/12/2015		5,300	5,371

JPMorgan Chase & Co.
0.539% due 12/26/2012		38,800	39,075
1.018% due 12/02/2011		21,700	21,908
1.128% due 09/26/2013	EUR	1,500	1,995

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		$300	341

Kreditanstalt fuer Wiederaufbau
4.750% due 05/15/2012		900	960

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)		9,700	2,146

Lloyds TSB Bank PLC
1.353% due 04/01/2011		65,000	65,190
1.534% due 04/02/2012		69,400	70,204
2.300% due 04/01/2011		12,400	12,515
12.000% due 12/29/2049		2,500	2,887

Macquarie Bank Ltd.
0.826% due 07/16/2012		1,500	1,500
2.600% due 01/20/2012		23,550	24,154
3.300% due 07/17/2014		1,200	1,280

MassMutual Global Funding II
0.583% due 04/21/2011		2,820	2,821
3.625% due 07/16/2012		3,300	3,444

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		27,250	26,852
0.666% due 11/01/2011		1,300	1,296
1.180% due 06/29/2012	EUR	3,000	3,974
5.450% due 02/05/2013		$200	215
6.050% due 08/15/2012		1,300	1,396

MetLife of Connecticut Institutional Funding Ltd.
0.772% due 06/15/2011		7,500	7,483

MetLife, Inc.
1.674% due 08/06/2013		3,500	3,529

Metropolitan Life Global Funding I
0.542% due 03/15/2012		10,790	10,805
2.875% due 09/17/2012		7,710	7,954
5.125% due 11/09/2011		3,100	3,221
5.125% due 04/10/2013		4,840	5,272

Monumental Global Funding III
0.668% due 01/25/2013		20,525	19,896
0.726% due 01/15/2014		11,200	10,731

Morgan Stanley
0.570% due 04/19/2012		9,999	9,842
0.780% due 01/09/2012		35,958	35,754
1.006% due 10/15/2015		28,000	25,713
1.218% due 03/01/2013	EUR	9,000	11,684
2.876% due 05/14/2013		$64,550	65,832
5.210% due 08/08/2012	AUD	15,900	14,931
5.750% due 08/31/2012		$5,000	5,364
6.000% due 04/28/2015		1,800	1,982
6.600% due 04/01/2012		26,000	27,975

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mystic Re Ltd.
10.299% due 06/07/2011		$1,400	$1,464

National Australia Bank Ltd.
2.550% due 01/13/2012		250	256

National City Bank
0.663% due 06/07/2017		1,800	1,619
6.200% due 12/15/2011		4,400	4,645

Nationwide Building Society
0.549% due 05/17/2012		36,600	36,553

New York Life Global Funding
0.999% due 12/20/2013	EUR	22,800	30,269
4.650% due 05/09/2013		$800	867

Nomura Europe Finance NV
0.440% due 07/05/2011		3,900	3,844
1.059% due 10/25/2011	EUR	2,000	2,672

Nordea Bank AB
1.750% due 10/04/2013 (c)		$15,300	15,309

Nykredit Realkredit A/S
4.000% due 01/01/2011	DKK	250,000	45,988

Piper Jaffray Cos.
4.389% due 12/31/2010		$35,000	35,043

PNC Funding Corp.
0.615% due 01/31/2012		935	932

Pricoa Global Funding I
0.419% due 06/26/2012		39,400	39,069
0.489% due 09/27/2013		600	590
0.575% due 01/30/2012		31,020	30,811
4.625% due 06/25/2012		4,200	4,395
5.400% due 10/18/2012		1,005	1,079
5.450% due 06/11/2014		1,100	1,228

Principal Financial Global Funding LLC
5.310% due 11/15/2010	AUD	7,500	7,196

Principal Life Income Funding Trusts
5.150% due 06/17/2011		$9,500	9,807

Rabobank Nederland NV
3.375% due 02/19/2013		3,000	3,148
11.000% due 06/29/2049		2,480	3,234

Regions Bank
7.500% due 05/15/2018		700	739

Regions Financial Corp.
0.459% due 06/26/2012		2,500	2,389
7.000% due 03/01/2011		215	218

Residential Reinsurance 2008 Ltd.
7.047% due 06/06/2011		2,000	2,044

Royal Bank of Scotland Group PLC
0.559% due 03/30/2012		130,600	130,570
0.638% due 10/28/2011		12,600	12,584
0.938% due 12/02/2011		50,800	50,974
1.098% due 05/11/2012		44,200	44,475
1.406% due 04/23/2012		44,000	44,381
1.450% due 10/20/2011		37,300	37,585
2.625% due 05/11/2012		2,600	2,671
2.759% due 08/23/2013		65,900	67,287
3.000% due 12/09/2011		250	257
4.875% due 08/25/2014		10,000	10,621
6.990% due 10/29/2049 (a)		300	245

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		17,300	17,067

SLM Corp.
0.728% due 10/25/2011		8,400	8,017
1.149% due 11/15/2011	EUR	1,000	1,299

Societe Generale
2.200% due 09/14/2013		$3,955	3,977

Societe Generale SCF
1.071% due 06/19/2013		12,000	12,006

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Stadshypotek AB
0.839% due 09/30/2013		$59,200	$59,496

State Street Bank and Trust Co.
0.492% due 12/08/2015		5,700	5,468

State Street Capital Trust III
8.250% due 01/29/2049		14,000	14,366

Sumitomo Mitsui Banking Corp.
1.002% due 06/29/2049	JPY	700,000	8,139

Sun Life Financial Global Funding LP
0.694% due 07/06/2011		$8,400	8,343
0.784% due 10/06/2013		15,050	14,642

Suncorp-Metway Ltd.
2.026% due 07/16/2012		43,560	44,629

SunTrust Bank
6.375% due 04/01/2011		3,350	3,440

Svenska Handelsbanken AB
1.292% due 09/14/2012		12,500	12,555

Swedbank AB
0.976% due 01/14/2013		49,700	49,621
2.800% due 02/10/2012		15,400	15,860

Teva Pharmaceutical Finance III LLC
0.691% due 12/19/2011		32,400	32,529

TIAA Global Markets, Inc.
4.950% due 07/15/2013		2,200	2,424

TNK-BP Finance S.A.
6.625% due 03/20/2017		1,000	1,061
7.875% due 03/13/2018		1,000	1,132

Toyota Motor Credit Corp.
1.375% due 08/12/2013		5,650	5,698

U.S. Central Federal Credit Union
1.900% due 10/19/2012		40,698	41,760

UBS AG
1.439% due 02/23/2012		17,950	18,082
2.250% due 08/12/2013		9,350	9,452

UBS Preferred Funding Trust I
8.622% due 10/29/2049		1,000	1,000

UBS Preferred Funding Trust V
6.243% due 05/29/2049		4,700	4,559

UFJ Finance Aruba AEC
6.750% due 07/15/2013		50	56

Union Planters Corp.
4.375% due 12/01/2010		13,730	13,786
7.750% due 03/01/2011		5,000	5,082

Vita Capital III Ltd.
1.633% due 01/01/2011		2,200	2,194

Wachovia Corp.
0.447% due 03/01/2012		19,300	19,246
0.636% due 04/23/2012		54,415	54,211
0.656% due 08/01/2013		220	217
2.236% due 05/01/2013		16,600	17,096

WCI Finance LLC
5.400% due 10/01/2012		1,718	1,833

Wells Fargo & Co.
0.820% due 02/07/2011	GBP	5,000	7,839
5.250% due 10/23/2012		$750	812
7.980% due 03/29/2049		200	212

Wells Fargo Bank N.A.
0.586% due 05/16/2016		3,000	2,767

Wells Fargo Capital X
5.950% due 12/01/2086		2,000	1,958

Western Corporate Federal Credit Union
1.750% due 11/02/2012		15,000	15,344

See Accompanying Notes	Semiannual Report	September 30, 2010	227

Schedule of Investments  PIMCO Short-Term Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Westpac Banking Corp.
2.100% due 08/02/2013		$15,000	$15,235
2.900% due 09/10/2014		2,000	2,119
3.250% due 12/16/2011		12,600	12,975

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		13,000	13,000

WT Finance (Aust.) Pty Ltd.
4.375% due 11/15/2010		3,325	3,338

			3,927,349

INDUSTRIALS 6.9%

Altria Group, Inc.
8.500% due 11/10/2013		4,350	5,213

Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011		4,400	4,514

Anheuser-Busch InBev Worldwide, Inc.
1.019% due 03/26/2013		9,375	9,447
3.000% due 10/15/2012		4,100	4,258

Autoroutes du Sud de la France
5.625% due 07/04/2022	EUR	1,300	2,075

BHP Billiton Finance USA Ltd.
5.000% due 12/15/2010		$1,600	1,614

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		1,570	1,824

Comcast Corp.
5.450% due 11/15/2010		5,400	5,430

Cox Communications, Inc.
6.750% due 03/15/2011		6,593	6,769
7.750% due 11/01/2010		22,250	22,358

CSC Holdings LLC
6.750% due 04/15/2012		2,000	2,098
7.625% due 04/01/2011		14,000	14,350

CSX Corp.
6.750% due 03/15/2011		11,066	11,346

CVS Caremark Corp.
5.750% due 08/15/2011		2,525	2,631

Daimler Finance North America LLC
5.750% due 09/08/2011		17,695	18,481
5.875% due 03/15/2011		45,618	46,666
6.500% due 11/15/2013		200	229
7.300% due 01/15/2012		11,131	11,975
7.750% due 01/18/2011		12,308	12,551

Delta Air Lines 2000-1 Class A-2 Pass-Through Trust
7.570% due 05/18/2012		3,500	3,521

Delta Air Lines 2001-1 Class A-2 Pass-Through Trust
7.111% due 03/18/2013		15,050	15,727

Devon Financing Corp. ULC
6.875% due 09/30/2011		7,887	8,346

DISH DBS Corp.
6.375% due 10/01/2011		12,825	13,306

Dow Chemical Co.
2.668% due 08/08/2011		32,000	32,393
4.850% due 08/15/2012		3,550	3,758
6.000% due 10/01/2012		11,400	12,356
6.125% due 02/01/2011		11,500	11,675

El Paso Corp.
7.000% due 05/15/2011		4,350	4,484

Energy Transfer Partners LP
5.650% due 08/01/2012		1,600	1,703

Enterprise Products Operating LLC
4.600% due 08/01/2012		500	527

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Erac USA Finance LLC
5.800% due 10/15/2012	$800	$864

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	7,000	7,497

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	16,025	16,506

Georgia-Pacific LLC
8.125% due 05/15/2011	24,800	25,854
9.500% due 12/01/2011	5,100	5,508

Halliburton Co.
5.500% due 10/15/2010	50	50

Hewlett-Packard Co.
0.407% due 03/01/2012	100	100
1.250% due 09/13/2013	8,000	8,059

HJ Heinz Finance Co.
6.625% due 07/15/2011	2,240	2,341

Hutchison Whampoa International Ltd.
5.450% due 11/24/2010	5,513	5,548

Kerr-McGee Corp.
6.875% due 09/15/2011	2,750	2,859

KeySpan Corp.
7.625% due 11/15/2010	6,200	6,248

Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	1,500	1,620
6.750% due 03/15/2011	9,555	9,797
7.125% due 03/15/2012	2,750	2,954
7.500% due 11/01/2010	3,435	3,448

Kraft Foods, Inc.
5.625% due 11/01/2011	11,546	12,130
6.000% due 02/11/2013	2,630	2,913
6.250% due 06/01/2012	1,850	2,011

Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	3,000	3,094

Oracle Corp.
3.875% due 07/15/2020	5,150	5,402

PACCAR, Inc.
1.466% due 09/14/2012	12,300	12,551

Pearson PLC
7.000% due 06/15/2011	3,800	3,959

Pemex Project Funding Master Trust
0.896% due 12/03/2012	5,100	5,087

Republic Services, Inc.
6.750% due 08/15/2011	2,600	2,722

Reynolds American, Inc.
0.992% due 06/15/2011	11,650	11,665
7.250% due 06/01/2012	2,525	2,732

Rio Tinto Alcan, Inc.
4.875% due 09/15/2012	2,450	2,608

Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013	700	781

Rogers Communications, Inc.
7.875% due 05/01/2012	3,000	3,314

Shell International Finance BV
0.640% due 06/22/2012	50,100	50,350
1.300% due 09/22/2011	35,400	35,719

Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016	400	472

Sonat, Inc.
7.625% due 07/15/2011	2,382	2,481

Southwest Airlines Co.
10.500% due 12/15/2011	21,200	23,257

Steel Dynamics, Inc.
7.375% due 11/01/2012	14,205	15,253

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Teck Resources Ltd.
7.000% due 09/15/2012		$1,500	$1,619

Time Warner, Inc.
6.875% due 05/01/2012		6,520	7,110

Total Capital S.A.
3.000% due 06/24/2015		11,800	12,397

Transcontinental Gas Pipe Line Co. LLC
7.000% due 08/15/2011		3,000	3,153
8.875% due 07/15/2012		2,000	2,243

Transocean, Inc.
4.950% due 11/15/2015		2,400	2,499

Volkswagen International Finance NV
1.625% due 08/12/2013		19,000	19,114

Waste Management, Inc.
6.375% due 11/15/2012		8,000	8,781
7.650% due 03/15/2011		4,339	4,462

WellPoint, Inc.
5.000% due 01/15/2011		9,000	9,106

Williams Cos., Inc.
2.533% due 10/01/2010		41,625	41,625

WM Wrigley Jr. Co.
1.664% due 06/28/2011		40,300	40,326
2.450% due 06/28/2012		240	242

Xerox Corp.
6.875% due 08/15/2011		37,070	38,918

XTO Energy, Inc.
4.625% due 06/15/2013		18,000	19,788
7.500% due 04/15/2012		3,056	3,369

			804,131

UTILITIES 6.6%

Arizona Public Service Co.
6.375% due 10/15/2011		175	184

AT&T, Inc.
5.300% due 11/15/2010		3,500	3,518
6.250% due 03/15/2011		2,270	2,328

BellSouth Corp.
4.295% due 04/26/2021		3,300	3,367

BP Capital Markets PLC
0.422% due 04/11/2011		15,450	15,403
2.750% due 06/14/2011	CHF	100	102
2.750% due 02/27/2012		$3,800	3,829
3.125% due 03/10/2012		5,320	5,427
3.125% due 10/01/2015 (c)		22,000	22,151
3.625% due 05/08/2014		1,200	1,243
3.750% due 06/17/2013		5,000	5,092
5.250% due 11/07/2013		8,750	9,537

British Telecommunications PLC
9.375% due 12/15/2010		58,070	58,990

CMS Energy Corp.
1.476% due 01/15/2013		9,000	8,595

Columbus Southern Power Co.
0.692% due 03/16/2012		10,250	10,277

Deutsche Telekom International Finance BV
5.375% due 03/23/2011		3,875	3,962

El Paso Performance-Linked Trust
7.750% due 07/15/2011		18,600	19,349

Entergy Corp.
3.625% due 09/15/2015		8,400	8,495

FPL Group Capital, Inc.
1.172% due 06/17/2011		200	201
5.625% due 09/01/2011		4,000	4,174

France Telecom S.A.
7.750% due 03/01/2011		60,698	62,486

228	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Georgia Power Co.
0.612% due 03/15/2013	$7,000	$7,026

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	6,805	7,205

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	37,540	38,197

Koninklijke KPN NV
8.000% due 10/01/2010	34,013	34,013

Majapahit Holding BV
7.250% due 10/17/2011	2,898	3,061

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	15,350	15,810
8.125% due 05/01/2012	2,750	3,056

NGPL PipeCo LLC
6.514% due 12/15/2012	49,815	53,007

NiSource Finance Corp.
7.875% due 11/15/2010	1,200	1,208

Oncor Electric Delivery Co. LLC
5.950% due 09/01/2013	1,246	1,397

PSEG Power LLC
6.950% due 06/01/2012	293	321

Qatar Petroleum
5.579% due 05/30/2011	3,633	3,686

Qwest Corp.
3.542% due 06/15/2013	3,700	3,885
7.875% due 09/01/2011	8,839	9,380

Sprint Capital Corp.
7.625% due 01/30/2011	72,791	74,156

Telecom Italia Capital S.A.
0.946% due 02/01/2011	6,848	6,838
1.135% due 07/18/2011	54,839	54,644
6.175% due 06/18/2014	10,750	11,868
6.200% due 07/18/2011	19,783	20,499

Telefonica Emisiones SAU
0.775% due 02/04/2013	51,145	50,100

Verizon Communications, Inc.
5.350% due 02/15/2011	500	509

Verizon Global Funding Corp.
7.375% due 09/01/2012	1,080	1,211

Verizon Wireless Capital LLC
2.945% due 05/20/2011	69,650	70,823
3.750% due 05/20/2011	12,570	12,821
5.550% due 02/01/2014	900	1,019
7.375% due 11/15/2013	10,146	12,016

Vodafone Group PLC
0.584% due 02/27/2012	13,000	13,020
0.632% due 06/15/2011	5,301	5,309

		764,795

Total Corporate Bonds & Notes (Cost $5,422,074)		5,496,275

CONVERTIBLE BONDS & NOTES 1.0%

BANKING & FINANCE 0.7%

Boston Properties LP
2.875% due 02/15/2037	1,800	1,827

First Industrial LP
4.625% due 09/15/2011	2,000	1,975

National City Corp.
4.000% due 02/01/2011	48,804	49,475

U.S. Bancorp
0.000% due 12/11/2035	27,125	27,075
0.000% due 09/20/2036	3,500	3,290

		83,642

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 0.3%

Amgen, Inc.
0.125% due 02/01/2011	$13,900	$13,917

Medtronic, Inc.
1.500% due 04/15/2011	19,400	19,521

		33,438

Total Convertible Bonds & Notes (Cost $114,680)		117,080

MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.2%

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	300	297

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	10,100	10,883
7.550% due 04/01/2039	3,850	4,191

California State Palomar Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	500	514

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2024	700	729

Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	700	710

		17,324

ILLINOIS 0.3%

Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	39,300	39,372

MAINE 0.0%

Maine State General Obligation Notes, Series 2010
2.000% due 06/15/2011	1,900	1,921

NEW JERSEY 0.1%

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	12,500	12,442

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039	500	531

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	1,000	1,243

		14,216

TEXAS 0.0%

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
6.249% due 12/01/2034	1,900	2,036

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	100	104

		2,140

Total Municipal Bonds & Notes (Cost $73,467)		74,973

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 32.9%

Fannie Mae
0.246% due 07/26/2012	$94,200	$94,177
0.276% due 08/23/2012	121,640	121,659
0.287% due 09/17/2012	647,200	647,361
0.316% due 12/25/2036 - 07/25/2037	2,745	2,745
0.376% due 03/25/2034	112	111
0.386% due 03/25/2036	389	362
0.406% due 08/25/2034	621	594
0.456% due 10/27/2037	1,000	998
0.506% due 06/25/2037	11,553	11,551
0.536% due 12/25/2036	21,754	21,753
0.556% due 03/25/2036	2,966	2,962
0.576% due 06/25/2036	571	571
0.596% due 11/25/2036	529	529
0.606% due 04/25/2036 - 03/25/2044	3,088	3,050
0.626% due 03/25/2036	477	478
0.656% due 02/25/2018 - 09/25/2032	266	266
0.657% due 05/18/2032	387	388
0.686% due 07/25/2036	470	471
0.706% due 10/25/2030 - 09/25/2037	575	577
0.731% due 09/17/2027	9	9
0.781% due 02/25/2022 - 07/18/2027	33	33
0.856% due 10/25/2017	234	236
0.881% due 08/25/2022	14	14
0.931% due 12/25/2022	14	14
0.981% due 09/25/2022	6	7
1.106% due 07/25/2038	223	225
1.131% due 02/25/2023	5	5
1.156% due 04/25/2032 - 11/25/2049	291	294
1.256% due 11/25/2049	266	269
1.431% due 09/25/2023	103	105
1.476% due 10/25/2038	463	472
1.586% due 06/01/2043 - 10/01/2044	4,171	4,154
1.588% due 03/01/2044	5,068	5,127
1.835% due 05/01/2035	77	79
2.313% due 09/01/2035	62	65
2.340% due 06/01/2033	14	15
2.459% due 12/01/2035	56	58
2.470% due 08/01/2026	16	17
2.527% due 07/01/2031	7	7
2.528% due 09/01/2034	109	114
2.539% due 07/01/2034	21	22
2.560% due 01/01/2036	239	250
2.562% due 09/01/2034	164	171
2.569% due 06/01/2034	12	13
2.593% due 04/01/2033	21	22
2.608% due 04/01/2029	6	6
2.626% due 08/01/2024	3	3
2.629% due 02/01/2033	28	29
2.640% due 05/01/2034	78	82
2.655% due 08/01/2027	0	1
2.674% due 08/01/2029	1,416	1,485
2.685% due 06/01/2035	76	80
2.688% due 01/01/2032	470	490
2.727% due 11/01/2026	1	1
2.758% due 12/01/2040	276	290
2.766% due 09/01/2034	1,079	1,119
2.786% due 11/01/2024	10	11
2.790% due 11/01/2035	430	447
2.819% due 02/01/2035	20	21
2.839% due 11/01/2027	9	9
2.935% due 08/01/2034	21	22
2.945% due 06/01/2035	640	674
2.969% due 09/01/2034	93	98
3.000% due 07/28/2014	24,500	24,951
3.040% due 02/01/2018	19	19

See Accompanying Notes	Semiannual Report	September 30, 2010	229

Schedule of Investments  PIMCO Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.047% due 05/01/2021 - 04/01/2029	$190	$193
3.048% due 02/01/2034	144	151
3.143% due 09/01/2035	296	304
3.155% due 10/01/2023	33	34
3.653% due 05/01/2036	9,823	9,866
4.026% due 07/01/2029	151	159
4.050% due 11/01/2025	17	18
4.100% due 12/17/2018	89,100	89,736
4.113% due 05/01/2036	180	183
4.200% due 07/01/2035	1,215	1,232
4.385% due 07/01/2028	26	27
4.500% due 09/25/2025 - 10/01/2040	85,005	88,537
4.733% due 05/01/2035	485	508
4.869% due 06/01/2017	1,735	1,793
4.888% due 01/01/2014	889	966
4.957% due 07/01/2018	1,677	1,733
5.000% due 01/25/2017	72	72
5.015% due 05/01/2035	346	369
5.152% due 08/01/2035	289	309
5.160% due 10/01/2035	311	332
5.198% due 08/01/2035	314	335
5.222% due 09/01/2035	317	338
5.237% due 12/01/2035	272	290
5.250% due 08/01/2012	5,700	6,152
5.266% due 07/01/2035	259	276
5.272% due 10/01/2035	398	425
5.310% due 08/25/2033	319	342
5.321% due 10/01/2035	417	446
5.332% due 11/01/2035	419	448
5.348% due 11/01/2035	513	548
5.373% due 01/01/2036	466	498
5.376% due 01/01/2036	321	342
5.529% due 01/01/2036	254	272
5.533% due 03/01/2036	329	352
5.617% due 03/01/2036	203	217
5.634% due 12/01/2036	80	85
5.844% due 12/01/2036	79	84
5.879% due 06/01/2036	110	118
5.950% due 02/25/2044	520	566
6.500% due 10/25/2042	803	908
7.000% due 03/01/2013	17	18
8.564% due 06/25/2032	351	368
10.000% due 01/01/2020 - 04/01/2020	19	21
44.184% due 04/25/2021	5	6

Federal Farm Credit Bank
0.189% due 08/28/2012	34,940	34,923
0.196% due 11/23/2011	13,000	12,998
0.230% due 11/04/2011 - 11/23/2011	76,250	76,118
0.257% due 12/07/2011	135,000	134,893
0.286% due 07/22/2013	17,800	17,790
0.297% due 01/15/2013	29,800	29,806
0.320% due 09/23/2011	48,500	48,482
0.446% due 08/27/2012	85,000	85,284

Federal Home Loan Bank
0.161% due 08/25/2011	17,000	16,990
0.308% due 11/08/2011	214,800	214,735
0.324% due 02/03/2012	309,800	309,563
0.340% due 09/10/2012	45,000	44,980

Federal Housing Administration
6.896% due 07/01/2020	253	252
7.350% due 04/01/2019	140	140
7.430% due 07/01/2021 - 09/01/2022	131	131
7.435% due 02/01/2019	156	157

Freddie Mac
0.178% due 02/02/2012	101,116	101,053
0.180% due 11/09/2011	301,070	300,804
0.190% due 01/13/2012 - 01/25/2012	314,500	314,139
0.199% due 05/01/2012	278,525	278,320

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.217% due 12/14/2011 - 02/10/2012	$190,950	$190,959
0.228% due 04/03/2012	18,000	17,997
0.237% due 05/11/2012	213,700	213,670
0.296% due 12/25/2036	14,696	14,611
0.487% due 02/15/2019	41,013	40,999
0.607% due 12/15/2030 - 09/15/2033	363	363
0.657% due 06/15/2031	264	265
0.707% due 12/15/2031	9	9
0.712% due 01/15/2022	1	1
0.807% due 06/15/2031	55	55
0.957% due 03/15/2032	19	19
0.962% due 03/15/2020	3	3
1.062% due 03/15/2023	14	14
1.257% due 10/15/2049	293	296
1.586% due 10/25/2044 - 02/25/2045	10,316	10,654
1.786% due 07/25/2044	11,465	11,499
1.875% due 08/01/2017	53	54
2.583% due 04/01/2025	19	20
2.631% due 02/01/2023	3	3
2.704% due 07/01/2033	146	152
2.841% due 05/01/2034	78	82
2.913% due 08/01/2035	431	452
2.919% due 08/01/2034	162	170
3.000% due 05/26/2015	10,000	10,037
3.566% due 10/01/2033	62	65
3.800% due 03/09/2016	20,000	20,277
4.500% due 02/15/2020 - 12/15/2025	1,177	1,207
4.994% due 08/01/2035	262	277
5.000% due 07/15/2014 - 08/15/2035	81,219	92,461
5.359% due 12/01/2035	259	277
5.385% due 11/01/2035	224	239
5.500% due 08/15/2030	16	17
6.500% due 07/25/2043	457	517
6.750% due 08/15/2023	327	327

Ginnie Mae
0.657% due 02/16/2032 - 03/16/2032	487	488
0.757% due 02/16/2030	161	162
0.857% due 02/16/2030	107	108
0.907% due 02/16/2030	189	190
1.207% due 03/20/2031	690	694
1.257% due 08/16/2039	309	313
3.000% due 10/20/2031 - 03/20/2032	687	707
3.125% due 10/20/2017 - 12/20/2033	759	783
3.250% due 03/20/2029 - 03/20/2030	744	769
3.375% due 05/20/2021 - 05/20/2032	3,141	3,243
3.625% due 07/20/2022 - 08/20/2031	2,026	2,095
4.000% due 02/20/2019	16	16
7.500% due 02/20/2030	109	119

Small Business Administration
1.250% due 12/25/2017	42	42
4.340% due 03/01/2024	322	344
4.524% due 02/10/2013	37	39
5.370% due 04/01/2028	412	462
5.490% due 03/01/2028	231	257

Tennessee Valley Authority
5.625% due 01/18/2011	1,500	1,524

Total U.S. Government Agencies (Cost $3,820,635)		3,824,176

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Notes
2.375% due 08/31/2014 (f)(g)		$4,700	$4,961
2.500% due 06/30/2017 (g)		4,000	4,168
3.625% due 08/15/2019 (f)(g)(i)		19,900	21,890

Total U.S. Treasury Obligations (Cost $29,590)			31,019

MORTGAGE-BACKED SECURITIES 3.9%

American Home Mortgage Assets
0.446% due 05/25/2046		3,607	1,945
0.446% due 09/25/2046		1,472	786
0.466% due 10/25/2046		5,993	3,066
1.070% due 02/25/2047		1,591	807
1.290% due 11/25/2046		3,041	1,468

American Home Mortgage Investment Trust
2.034% due 09/25/2045		1,119	990
2.159% due 09/25/2035		762	754
2.550% due 10/25/2034		1,708	1,490
2.678% due 02/25/2045		199	185

Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	20,300	27,637
2.403% due 05/16/2047		15,000	20,421

Banc of America Funding Corp.
4.000% due 02/20/2036		$5,629	5,249
5.939% due 01/20/2047		398	294

Banc of America Mortgage Securities, Inc.
3.530% due 07/20/2032		166	164
5.391% due 02/25/2036		364	286
6.500% due 09/25/2033		515	533

BCRR Trust
4.230% due 07/22/2016		1,104	1,124
4.230% due 12/22/2026		1,264	1,265
4.230% due 12/22/2028		693	705
4.230% due 03/22/2031		1,850	1,918
4.230% due 07/22/2032		204	204
4.230% due 10/22/2032		1,335	1,336
4.230% due 12/22/2032		931	936
4.230% due 01/22/2033		4,256	4,275
4.230% due 03/22/2033		314	315
4.230% due 05/22/2033		2,697	2,724
4.230% due 08/22/2033		7,683	7,848
4.230% due 11/22/2033		6,356	6,538
4.230% due 12/22/2033		223	223
4.230% due 02/22/2034		245	247
4.230% due 03/22/2034		2,322	2,357
4.230% due 04/22/2034		1,746	1,803
4.230% due 05/22/2034		4,790	4,997
4.230% due 09/22/2034		1,722	1,750
4.230% due 04/22/2035		776	789
4.230% due 05/22/2035		1,467	1,506
4.230% due 06/22/2035		1,079	1,117
4.230% due 09/22/2035		750	752
4.230% due 12/22/2035		5,062	5,222
4.230% due 04/22/2036		1,433	1,454
4.230% due 11/22/2036		1,673	1,728
4.230% due 06/22/2038		941	969
4.230% due 02/22/2041		1,227	1,283

Bear Stearns Adjustable Rate Mortgage Trust
2.300% due 08/25/2035		98	94
2.760% due 03/25/2035		5,738	5,482
2.934% due 03/25/2035		477	458
2.939% due 11/25/2034		1,829	1,735
3.063% due 10/25/2035		500	464
3.220% due 11/25/2034		15,929	13,694
3.349% due 01/25/2034		491	472
3.550% due 01/25/2034		184	184
3.590% due 11/25/2030		159	160
4.963% due 01/25/2035		290	253
5.347% due 05/25/2047		3,753	2,886

230	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Alt-A Trust
0.416% due 02/25/2034	$1,703	$1,313
2.848% due 05/25/2035	506	415
2.984% due 09/25/2035	6,460	4,911
5.011% due 01/25/2036	3,960	2,367
5.316% due 11/25/2036	4,984	3,085

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	1	1

Bear Stearns Mortgage Funding Trust
0.326% due 02/25/2037	374	373

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036	14,040	9,742
5.436% due 12/26/2046	7,265	5,188

CC Mortgage Funding Corp.
0.386% due 05/25/2048	3,888	1,449
0.506% due 08/25/2035	620	386

Chase Mortgage Finance Corp.
5.420% due 03/25/2037	1,357	1,127

Citicorp Mortgage Securities, Inc.
5.250% due 06/25/2034	169	170

Citigroup Mortgage Loan Trust, Inc.
0.326% due 01/25/2037	743	484
2.210% due 08/25/2035	202	191
2.650% due 10/25/2035	545	462
2.650% due 12/25/2035	1,342	1,220
2.917% due 08/25/2035	3,879	3,664
3.074% due 03/25/2034	269	271
5.567% due 07/25/2046	1,104	770
5.864% due 09/25/2037	7,208	5,288

Commercial Mortgage Pass-Through Certificates
4.630% due 05/10/2043	2,493	2,532

Countrywide Alternative Loan Trust
0.407% due 05/20/2046	83	81
0.416% due 02/25/2047	354	226
0.436% due 05/25/2047	6,266	3,481
0.437% due 02/20/2047	7,860	4,440
0.446% due 09/25/2046	2,952	1,746
0.452% due 12/20/2046	5,545	2,753
0.466% due 07/25/2046	617	346
0.467% due 07/20/2046	4,011	1,851
0.587% due 11/20/2035	1,704	976
1.370% due 12/25/2035	1,880	1,166
1.370% due 02/25/2036	733	492
5.500% due 08/25/2035	1,179	1,129
5.773% due 02/25/2037	3,315	2,388
6.000% due 04/25/2037	477	325
6.250% due 12/25/2033	2,185	2,262

Countrywide Home Loan Mortgage Pass-Through Trust
0.486% due 05/25/2035	546	357
0.546% due 04/25/2035	103	68
0.576% due 03/25/2035	811	481
0.596% due 06/25/2035	9,942	8,486
2.375% due 07/19/2031	5	5
2.866% due 11/19/2033	259	195
5.890% due 09/25/2047	690	523
6.500% due 01/25/2034	23	23

Credit Suisse First Boston Mortgage Securities Corp.
0.962% due 03/25/2032	117	99
1.842% due 05/25/2032	2	2
4.625% due 10/25/2034	1,017	1,042

Credit Suisse Mortgage Capital Certificates
5.910% due 06/15/2039	600	599

Deutsche ALT-A Securities, Inc.
0.346% due 08/25/2037	404	404

First Horizon Alternative Mortgage Securities
5.500% due 03/25/2035	564	565

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Horizon Asset Securities, Inc.
2.923% due 08/25/2035	$1,522	$1,468

First Republic Mortgage Loan Trust
0.557% due 08/15/2032	6,407	5,962
0.607% due 11/15/2031	528	481
0.736% due 06/25/2030	439	418

First Union National Bank Commercial Mortgage
6.223% due 12/12/2033	1,938	2,011

First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035	3,406	3,441

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	65	67
6.496% due 01/15/2033	610	612

Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046	2,206	2,013
0.476% due 06/25/2045	564	374
0.486% due 06/25/2045	267	168
0.526% due 11/25/2045	658	392

Greenwich Capital Acceptance, Inc.
3.194% due 06/25/2024	7	7

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	2,900	3,062

GS Mortgage Securities Corp. II
0.348% due 03/06/2020	5,899	5,730
6.878% due 05/03/2018	4,500	4,614

GSR Mortgage Loan Trust
2.923% due 09/25/2035	8,237	7,901
3.209% due 04/25/2036	650	546
4.923% due 01/25/2036	1,517	1,201

GSRPM Mortgage Loan Trust
0.656% due 11/25/2031	580	558
0.956% due 01/25/2032	178	163

Harborview Mortgage Loan Trust
0.387% due 04/19/2038	1,900	1,145
0.437% due 07/19/2046	3,334	1,994
0.448% due 07/21/2036	576	332
0.457% due 09/19/2046	841	482
0.477% due 05/19/2035	2,517	1,579
0.497% due 03/19/2036	6,758	3,948
0.627% due 02/19/2034	466	412
5.653% due 08/19/2036	571	478

Impac CMB Trust
1.156% due 10/25/2033	64	56

Indymac ARM Trust
2.106% due 01/25/2032	5	4
2.157% due 01/25/2032	2	2

Indymac IMSC Mortgage Loan Trust
0.436% due 07/25/2047	1,362	642

Indymac Index Mortgage Loan Trust
0.446% due 09/25/2046	2,342	1,352
0.456% due 06/25/2047	1,238	706
0.466% due 05/25/2046	404	229
0.496% due 07/25/2035	363	230
2.767% due 12/25/2034	78	59

Luminent Mortgage Trust
0.426% due 12/25/2036	1,775	1,126
0.436% due 12/25/2036	801	463
0.456% due 10/25/2046	625	403

MASTR Adjustable Rate Mortgages Trust
0.466% due 04/25/2046	1,113	615

MASTR Alternative Loans Trust
5.000% due 04/25/2019	495	502

MASTR Asset Securitization Trust
5.500% due 09/25/2033	835	863

MASTR Seasoned Securities Trust
6.206% due 09/25/2017	239	246

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mellon Residential Funding Corp.
0.607% due 11/15/2031	$1,448	$1,376
0.697% due 12/15/2030	3,572	3,373
2.610% due 10/20/2029	2,522	2,379

Merrill Lynch Floating Trust
0.327% due 06/15/2022	1,777	1,703
0.796% due 07/09/2021	500	465

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	9,922	7,740
2.160% due 12/25/2032	22	22

Merrill Lynch Mortgage-Backed Securities Trust
5.597% due 04/25/2037	1,464	1,106

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	4,721	4,072
1.259% due 10/25/2035	67	57
2.009% due 10/25/2035	4,835	4,420

Morgan Stanley Capital I
0.318% due 10/15/2020	5,436	5,026

Morgan Stanley Dean Witter Capital I
0.807% due 03/11/2016	700	700
4.740% due 11/13/2036	1,700	1,800
6.660% due 02/15/2033	1,730	1,739

Morgan Stanley Mortgage Loan Trust
0.476% due 02/25/2047	970	142
5.175% due 06/25/2036	381	361

Residential Accredit Loans, Inc.
0.436% due 06/25/2046	2,077	830
0.466% due 04/25/2046	348	147
0.506% due 08/25/2037	970	541
0.556% due 08/25/2035	1,744	1,115
1.730% due 09/25/2045	1,116	673

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	59	59

Residential Asset Securitization Trust
5.750% due 02/25/2036	331	237

Residential Funding Mortgage Securities I
5.250% due 03/25/2034	2,122	2,173
6.500% due 03/25/2032	88	90

Sequoia Mortgage Trust
0.607% due 07/20/2033	3,388	3,195
0.637% due 10/20/2027	1,684	1,523
2.536% due 01/20/2047	584	477
2.911% due 04/20/2035	948	904

Structured Adjustable Rate Mortgage Loan Trust
1.752% due 01/25/2035	113	63
2.695% due 08/25/2035	1,381	1,126
2.783% due 02/25/2034	213	205

Structured Asset Mortgage Investments, Inc.
0.356% due 09/25/2047	267	266
0.386% due 03/25/2037	1,584	918
0.446% due 07/25/2046	4,100	2,488
0.476% due 05/25/2036	10,612	6,046
0.476% due 05/25/2046	1,409	756
0.486% due 05/25/2045	869	573
0.507% due 07/19/2035	9,807	9,020
0.536% due 02/25/2036	56	35
0.607% due 03/19/2034	791	711
0.837% due 07/19/2034	50	44
0.917% due 09/19/2032	76	66

Structured Asset Securities Corp.
0.306% due 05/25/2036	102	100
2.256% due 01/25/2032	13	12
2.318% due 07/25/2032	156	111
2.841% due 10/25/2035	663	534
2.911% due 02/25/2032	213	206

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037	392	360

See Accompanying Notes	Semiannual Report	September 30, 2010	231

Schedule of Investments  PIMCO Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thornburg Mortgage Securities Trust
0.356% due 03/25/2037	$619	$603
0.366% due 11/25/2046	4,768	4,640
0.386% due 06/25/2037	160	152

Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	14,418	13,394

WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)	7,919	436
0.516% due 11/25/2045	230	189
0.526% due 12/25/2045	428	357
0.546% due 10/25/2045	930	758
0.566% due 01/25/2045	358	299
0.896% due 12/25/2027	2,648	2,389
1.070% due 02/25/2047	4,327	2,559
1.070% due 03/25/2047	3,664	2,297
1.100% due 01/25/2047	820	529
1.110% due 01/25/2047	1,757	1,038
1.130% due 04/25/2047	2,572	1,658
1.180% due 12/25/2046	3,269	2,225
1.190% due 12/25/2046	1,660	1,006
1.370% due 02/25/2046	4,193	3,132
1.370% due 08/25/2046	24,185	15,233
1.570% due 11/25/2042	692	603
1.770% due 06/25/2042	866	709
1.770% due 08/25/2042	1,013	898
2.384% due 03/25/2033	158	152
2.709% due 09/25/2033	5,587	5,422
2.776% due 09/25/2033	1,955	1,979
3.003% due 02/27/2034	176	175
3.003% due 01/25/2047	476	306
3.253% due 07/25/2046	474	334
3.253% due 08/25/2046	11,758	8,141
3.253% due 09/25/2046	839	609
3.253% due 11/25/2046	337	236
3.253% due 12/25/2046	1,883	1,230
5.168% due 01/25/2037	1,154	896
5.241% due 02/25/2037	4,404	3,322
5.344% due 04/25/2037	787	593
5.424% due 12/25/2036	2,525	1,895
5.432% due 12/25/2036	713	539
5.503% due 02/25/2037	2,120	1,572
5.561% due 05/25/2037	1,832	1,459
5.746% due 02/25/2037	2,427	1,791
5.837% due 09/25/2036	49	44
5.868% due 09/25/2036	1,227	988

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.340% due 05/25/2046	841	471

Washington Mutual MSC Mortgage Pass-Through Certificates
2.770% due 02/25/2033	112	103

Wells Fargo Mortgage-Backed Securities Trust
2.883% due 12/25/2034	4,487	4,391
2.911% due 09/25/2034	678	691
4.576% due 03/25/2036	428	380
5.442% due 07/25/2036	1,653	1,341

Total Mortgage-Backed Securities (Cost $509,070)		454,568

ASSET-BACKED SECURITIES 3.9%

Aames Mortgage Investment Trust
0.406% due 08/25/2035	33	32

Accredited Mortgage Loan Trust
0.306% due 02/25/2037	91	91

ACE Securities Corp.
0.306% due 12/25/2036	331	316
0.316% due 10/25/2036	27	10
0.346% due 06/25/2037	543	488

Ally Auto Receivables Trust
0.323% due 04/15/2011	5,332	5,332

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.586% due 07/15/2011	$14,266	$14,277
0.750% due 04/15/2012	4,800	4,804

American Express Credit Account Master Trust
1.607% due 12/15/2014	3,200	3,265

American Express Issuance Trust
0.457% due 09/15/2011	327	327

AmeriCredit Automobile Receivables Trust
4.258% due 06/06/2012	5,557	5,580
4.258% due 08/06/2012	308	311

AMMC CDO
0.542% due 05/03/2018	5,200	4,945

Amortizing Residential Collateral Trust
0.836% due 07/25/2032	63	56
0.956% due 10/25/2031	391	339
0.956% due 08/25/2032	432	333

Amresco Residential Securities Mortgage Loan Trust
1.196% due 06/25/2029	99	80

Arkansas Student Loan Authority
1.180% due 11/25/2043	9,000	8,942

Asset-Backed Funding Certificates
0.316% due 01/25/2037	1,044	1,029
0.606% due 06/25/2034	1,025	797

Asset-Backed Securities Corp. Home Equity
0.336% due 05/25/2037	447	300
0.531% due 09/25/2034	446	386

BA Credit Card Trust
0.277% due 06/17/2013	13,800	13,795
0.837% due 04/15/2013	1,000	1,001

Bank of America Auto Trust
0.619% due 07/15/2011	20,242	20,258
1.160% due 02/15/2012	572	573
1.700% due 12/15/2011	922	923

Bank One Issuance Trust
0.377% due 05/15/2014	10,234	10,229

Bear Stearns Asset-Backed Securities Trust
0.306% due 11/25/2036	249	239
0.326% due 12/25/2036	479	441
0.336% due 10/25/2036	125	116
0.586% due 01/25/2036	21	21
0.656% due 10/27/2032	144	115
0.916% due 10/25/2032	857	809
1.256% due 10/25/2037	3,753	2,916
1.256% due 11/25/2042	80	70

BMW Vehicle Lease Trust
0.298% due 10/17/2011	19,850	19,858

BMW Vehicle Owner Trust
0.279% due 04/25/2011	85	85

Capital Auto Receivables Asset Trust
0.657% due 02/18/2014	1,779	1,781
1.707% due 10/15/2012	2,254	2,268

CarMax Auto Owner Trust
0.274% due 02/15/2011	503	503

Carrington Mortgage Loan Trust
0.306% due 01/25/2037	4,867	4,645
0.356% due 06/25/2037	430	377
0.576% due 10/25/2035	840	800

Chase Funding Mortgage Loan Asset-Backed Certificates
0.896% due 08/25/2032	48	42

Chase Issuance Trust
0.277% due 03/15/2013	1,100	1,100
1.807% due 04/15/2014	23,800	24,317

Chrysler Financial Auto Securitization Trust
1.850% due 06/15/2011	478	478

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CIT Group Home Equity Loan Trust
0.526% due 06/25/2033		$36	$32

Citigroup Mortgage Loan Trust, Inc.
0.296% due 12/25/2036		505	475
0.316% due 07/25/2045		1,339	1,052
0.366% due 08/25/2036		456	418

Contimortgage Home Equity Trust
0.937% due 03/15/2027		2	1

Countrywide Asset-Backed Certificates
0.306% due 05/25/2037		2,565	2,534
0.306% due 07/25/2037		1,084	1,050
0.306% due 05/25/2047		225	223
0.306% due 06/25/2047		529	519
0.326% due 06/25/2047		402	392
0.336% due 06/25/2037		967	957
0.336% due 10/25/2047		419	405
0.356% due 08/25/2037		11,400	9,200
0.356% due 09/25/2037		515	491
0.356% due 09/25/2047		724	704
0.366% due 10/25/2046		110	109
0.416% due 02/25/2036		48	47
0.436% due 09/25/2036		1,582	1,267
0.446% due 06/25/2036		1,019	884
0.736% due 12/25/2031		55	29
0.996% due 05/25/2032		239	210
1.116% due 05/25/2033		27	19

Countrywide Home Equity Loan Trust
0.397% due 01/15/2037		88	63

Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032		3	3

Credit-Based Asset Servicing & Securitization LLC
0.316% due 11/25/2036		240	206
0.376% due 07/25/2037		1,176	1,041

Delta Funding Home Equity Loan Trust
1.077% due 09/15/2029		34	18

EMC Mortgage Loan Trust
0.626% due 05/25/2040		122	98

Equity One ABS, Inc.
0.556% due 04/25/2034		613	423
0.816% due 11/25/2032		820	701

First Franklin Mortgage Loan Asset-Backed Certificates
0.626% due 12/25/2034		10	10

First NLC Trust
0.326% due 08/25/2037		956	660

Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	36,400	35,375

Ford Credit Auto Lease Trust
1.040% due 03/15/2013		$1,851	1,854

Ford Credit Auto Owner Trust
1.210% due 01/15/2012		2,715	2,718
1.677% due 06/15/2012		25,502	25,614
2.757% due 05/15/2013		42,175	42,766

Fremont Home Loan Trust
0.316% due 01/25/2037		416	377

Greenpoint Home Equity Loan Trust
0.617% due 01/15/2030		384	213

GSAMP Trust
0.326% due 10/25/2036		24	22
0.326% due 12/25/2036		961	653
0.356% due 01/25/2047		117	117

Home Equity Asset Trust
0.316% due 05/25/2037		396	382
1.176% due 02/25/2033		1	1

HSBC Asset Loan Obligation
0.316% due 12/25/2036		736	635

232	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSBC Home Equity Loan Trust
0.547% due 01/20/2034		$1,503	$1,361
1.057% due 11/20/2036		156	154

HSI Asset Securitization Corp. Trust
0.316% due 05/25/2037		525	513

Indymac Residential Asset-Backed Trust
0.336% due 07/25/2037		150	149
0.386% due 04/25/2047		196	194

Irwin Home Equity Corp.
0.796% due 07/25/2032		224	105

JPMorgan Mortgage Acquisition Corp.
0.306% due 10/25/2036		781	753
0.316% due 03/25/2047		427	318
0.336% due 03/25/2037		487	460

Lehman ABS Mortgage Loan Trust
0.346% due 06/25/2037		667	255

Lehman XS Trust
0.406% due 04/25/2037		3,078	2,276

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		359	306
0.956% due 03/25/2032		65	54

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	14,583	19,940

MASTR Asset-Backed Securities Trust
0.306% due 11/25/2036		$128	82
0.306% due 01/25/2037		508	173
0.316% due 11/25/2036		77	77
0.336% due 05/25/2037		347	336

Mercedes-Benz Auto Receivables Trust
0.309% due 05/13/2011		3,949	3,949

Merrill Lynch First Franklin Mortgage Loan Trust
0.316% due 07/25/2037		768	763

Merrill Lynch Mortgage Investors, Inc.
0.326% due 07/25/2037		52	52
0.336% due 09/25/2037		7	2
0.376% due 02/25/2037		721	504

Morgan Stanley ABS Capital I
0.296% due 10/25/2036		209	209
0.296% due 01/25/2037		465	458
0.306% due 11/25/2036		129	129
0.316% due 05/25/2037		838	694
0.356% due 09/25/2036		96	89
1.056% due 07/25/2037		1,323	1,211

Morgan Stanley Home Equity Loan Trust
0.306% due 12/25/2036		311	303

Morgan Stanley IXIS Real Estate Capital Trust
0.306% due 11/25/2036		36	36

Nationstar Home Equity Loan Trust
0.316% due 03/25/2037		58	58

Nautique Funding Ltd.
0.776% due 04/15/2020		1,925	1,724

Nelnet Education Loan Funding, Inc.
0.458% due 08/26/2019		3,750	3,712

Nelnet Student Loan Trust
1.198% due 07/25/2018		5,000	5,047

New Century Home Equity Loan Trust
0.436% due 05/25/2036		1,033	702
0.516% due 06/25/2035		82	79

Nissan Auto Lease Trust
0.561% due 06/15/2011		6,417	6,419

Nissan Auto Receivables Owner Trust
0.356% due 10/17/2011		26,950	26,970

Option One Mortgage Loan Trust
0.316% due 07/25/2037		506	484
0.796% due 06/25/2032		39	32

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.796% due 08/25/2032	$214	$149

Park Place Securities, Inc.
0.516% due 09/25/2035	617	561

Popular ABS Mortgage Pass-Through Trust
0.346% due 06/25/2047	1,283	1,134

Renaissance Home Equity Loan Trust
0.616% due 11/25/2034	369	295
0.696% due 08/25/2033	1,294	1,145
0.756% due 12/25/2033	619	521

Residential Asset Mortgage Products, Inc.
0.816% due 06/25/2032	7	5

Residential Asset Securities Corp.
0.316% due 01/25/2037	78	77
0.326% due 02/25/2037	202	197
0.366% due 04/25/2037	405	398
0.756% due 07/25/2032	121	66

SACO I, Inc.
0.316% due 05/25/2036	252	199

SBI HELOC Trust
0.426% due 08/25/2036	57	57

Securitized Asset-Backed Receivables LLC Trust
0.296% due 01/25/2037	252	241
0.386% due 05/25/2037	1,584	1,208

SLM Student Loan Trust
0.498% due 10/25/2016	626	626
0.498% due 07/25/2017	2,123	2,113
0.538% due 04/25/2017	296	296
0.548% due 10/25/2016	3,710	3,709
0.628% due 04/25/2017	8,613	8,606
0.648% due 01/25/2017	33	33
1.298% due 10/25/2013	73	73
1.998% due 04/25/2023	44,427	46,031

Soundview Home Equity Loan Trust
1.056% due 10/25/2037	93	92

Specialty Underwriting & Residential Finance
0.316% due 01/25/2038	515	463
0.936% due 01/25/2034	90	70

Structured Asset Investment Loan Trust
0.306% due 07/25/2036	76	75

Structured Asset Securities Corp.
0.306% due 10/25/2036	1,199	1,191
0.336% due 01/25/2037	274	267
0.356% due 01/25/2037	631	449
0.546% due 01/25/2033	1,386	1,260
1.756% due 04/25/2035	2,857	2,132

Truman Capital Mortgage Loan Trust
0.596% due 01/25/2034	33	33

WaMu Asset-Backed Certificates
0.306% due 01/25/2037	406	372

Washington Mutual Asset-Backed Certificates
0.316% due 10/25/2036	271	193

Wells Fargo Home Equity Trust
0.496% due 10/25/2035	277	277

Total Asset-Backed Securities (Cost $457,367)		450,514

SOVEREIGN ISSUES 1.0%

Export Development Canada
2.375% due 03/19/2012	3,000	3,084

Export-Import Bank of Korea
1.342% due 03/13/2012	59,300	59,283

Kommunalbanken A/S
3.375% due 11/15/2011	33,300	34,338

Province of Ontario Canada
0.789% due 05/22/2012	2,400	2,408

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 09/15/2015		$11,600	$11,674

Societe Financement de l’Economie Francaise
2.250% due 06/11/2012		1,600	1,643

Total Sovereign Issues (Cost $111,763)			112,430

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049		10,000	10,060

Total Convertible Preferred Securities (Cost $3,950)			10,060

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

DG Funding Trust
0.652% due 12/31/2049		328	2,531

Total Preferred Securities (Cost $3,489)			2,531

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 11.0%

CERTIFICATES OF DEPOSIT 1.7%

Barclays Bank PLC
0.978% due 03/01/2012		$36,800	36,790
1.639% due 12/16/2011		19,200	19,205

Dexia Credit Local
0.540% due 03/22/2012		100,700	100,507

Intesa Sanpaolo SpA
1.025% due 01/19/2012		24,300	24,066
2.375% due 12/21/2012		15,500	15,529

Royal Bank of Canada
0.690% due 06/23/2011		695	696

			196,793

COMMERCIAL PAPER 0.4%

Standard Chartered Bank
0.550% due 10/18/2010		50,000	49,987

REPURCHASE AGREEMENTS 0.2%

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010		16,000	16,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $16,324. Repurchase proceeds are $16,000.)

Morgan Stanley
0.250% due 10/01/2010		10,000	10,000
(Dated 09/30/2010. Collateralized by Freddie Mac 0.000% due 03/21/2011 valued at $10,254. Repurchase proceeds are $10,000.)

			26,000

JAPAN TREASURY BILLS 5.8%
0.111% due 10/18/2010 - 12/20/2010 (d)	JPY	55,930,000	670,046

U.S. TREASURY BILLS 0.2%
0.116% due 10/07/2010 - 01/20/2011 (d)(g)		$25,785	25,782

See Accompanying Notes	Semiannual Report	September 30, 2010	233

Schedule of Investments  PIMCO Short-Term Fund  (Cont.)

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 2.7%
31,220,625	$312,768

Total Short-Term Instruments (Cost $1,254,576)	1,281,376

Total Investments 101.9% (Cost $11,809,002)	$11,863,315

Written Options (k) (0.1%) (Premiums $18,700)	(12,315)

Other Assets and Liabilities (Net) (1.8%)	(213,358)

Net Assets 100.0%	$11,637,642

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-Issued security.
(d)	Coupon represents a weighted average yield.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $6,428 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	Securities with an aggregate market value of $37,286 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $9,465 at a weighted average interest rate of -0.982%. On September 30, 2010, securities valued at $6,478 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $507 have been pledged as collateral. On September 30, 2010 there were no open futures contracts.
(j)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)		Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Ford Motor Credit Co. LLC	DUB	(5.000%	)	06/20/2011	1.330%	$	6,600	$(185)	$(182)	$(3)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)		Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets PLC	BNP	1.000%	09/20/2011	0.641%	$	100	$0	$(7)	$7
BP Capital Markets PLC	CITI	5.000%	06/20/2015	1.604%		600	91	11	80
BP Capital Markets PLC	DUB	1.000%	09/20/2011	0.641%		8,900	34	(22)	56
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%		1,300	57	(16)	73
BP Capital Markets PLC	GSC	1.000%	09/20/2011	0.641%		200	1	(10)	11
BP Capital Markets PLC	GSC	5.000%	06/20/2015	1.604%		2,100	319	(48)	367
BP Capital Markets PLC	GSC	5.000%	09/20/2015	1.650%		1,100	172	18	154
BP Capital Markets PLC	HSBC	1.000%	09/20/2011	0.641%		400	2	(29)	31
BP Capital Markets PLC	JPM	5.000%	06/20/2015	1.604%		3,000	455	20	435
Brazil Government International Bond	BCLY	1.000%	12/20/2010	0.487%		35,200	51	185	(134)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.487%		25,200	37	129	(92)
Brazil Government International Bond	RBS	1.000%	12/20/2011	0.646%		26,100	122	114	8
Citigroup, Inc.	DUB	1.000%	03/20/2011	0.923%		30,000	20	(178)	198
Citigroup, Inc.	UBS	1.000%	03/20/2011	0.923%		30,000	20	(178)	198
Emirate of Abu Dhabi	BCLY	1.000%	12/20/2011	0.542%		25,000	148	172	(24)
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2011	0.542%		10,500	62	59	3
Emirate of Abu Dhabi	DUB	1.000%	12/20/2011	0.542%		10,500	62	59	3
Emirate of Abu Dhabi	HSBC	1.000%	12/20/2011	0.542%		11,100	66	63	3
Emirate of Abu Dhabi	RBS	1.000%	12/20/2011	0.542%		25,000	148	166	(18)
Enbridge Energy Partners LP	MLP	0.280%	06/20/2012	0.772%		3,800	(32)	0	(32)
Energy Transfer Partners LP	BOA	0.330%	06/20/2012	0.980%		3,800	(42)	0	(42)
General Electric Capital Corp.	CITI	1.000%	09/20/2011	1.201%		10,000	(17)	0	(17)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.228%		1,300	4	0	4
General Electric Capital Corp.	DUB	5.000%	09/20/2014	1.714%		2,600	326	101	225
General Electric Capital Corp.	HSBC	1.000%	12/20/2011	1.253%		51,200	(142)	(100)	(42)
General Electric Capital Corp.	UBS	1.000%	09/20/2011	1.201%		25,000	22	(51)	73

234	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)		Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Kinder Morgan Energy Partners LP	MLP	0.290%	06/20/2012	0.760%	$	3,800	$(31)	$0	$(31)
MetLife, Inc.	CITI	1.000%	06/20/2011	1.068%		3,840	(1)	(53)	52
MetLife, Inc.	DUB	5.000%	06/20/2012	1.391%		6,800	430	253	177
MetLife, Inc.	JPM	1.000%	12/20/2011	1.178%		4,500	(8)	0	(8)
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.658%		24,800	27	(6)	33
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.658%		23,600	25	0	25
Morgan Stanley	BOA	0.870%	09/20/2012	1.368%		2,800	(26)	0	(26)
Morgan Stanley	JPM	0.800%	09/20/2012	1.368%		10,000	(108)	0	(108)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		3,400	(15)	(30)	15
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	1.264%		3,000	(17)	(17)	0
Plains All American Pipeline LP	BOA	0.320%	06/20/2012	0.848%		3,800	(34)	0	(34)
SLM Corp.	BOA	5.000%	12/20/2010	2.664%		2,400	16	(246)	262
South Korea Government Bond	JPM	0.770%	12/20/2010	0.478%		10,800	10	0	10
Valero Energy Corp.	BOA	0.320%	06/20/2012	1.037%		3,800	(46)	0	(46)
Wells Fargo & Co.	DUB	1.000%	09/20/2013	0.746%		1,000	8	(25)	33

							$2,216	$334	$1,882

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date (5)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month EUR-LIBOR less 0.231% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	12/20/2013	JPM	$	29,219	EUR	22,002	$(779)	$(139)	$(640)
Floating rate equal to 3-Month EUR-LIBOR less 0.261% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/04/2013	JPM		16,550		12,500	(496)	737	(1,233)
Floating rate equal to 3-Month EUR-LIBOR less 0.280% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/04/2013	JPM		6,314		4,800	(231)	242	(473)
Floating rate equal to 3-Month GBP-LIBOR less 0.110% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	08/10/2011	GSC		40,695	GBP	25,000	1,412	3	1,409
Floating rate equal to 3-Month GBP-LIBOR less 0.130% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2011	GSC		18,831		11,500	761	0	761

								$667	$843	$(176)

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC	BRL	128,300	$1,187	$(10)	$1,197
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		22,000	204	(4)	208
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	UBS	AUD	141,300	(875)	(599)	(276)

							$516	$(613)	$1,129

See Accompanying Notes	Semiannual Report	September 30, 2010	235

Schedule of Investments PIMCO Short-Term Fund (Cont.)

(k)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	307	$95	$135
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	307	76	24

				$171	$159

(k)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	21,000	$187	$112
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		161,300	347	354
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		161,300	565	371
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		58,400	152	128
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		58,400	111	134
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		191,600	1,969	1,027
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		28,300	193	189
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		116,700	303	590
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		116,700	566	5
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		231,800	2,554	1,242
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		6,200	42	41
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		97,800	1,015	649
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		120,000	1,294	643
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		46,500	464	249
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		111,200	370	489
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		111,200	411	147
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		25,600	164	171
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		328,300	682	1,659
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		328,300	1,838	15
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		124,400	1,219	826
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		100,900	1,118	541
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		385,100	2,965	2,574

								$18,529	$12,156

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	9,725	$770,100	$9,627
Sales	614	2,931,000	18,700
Closing Buys	(9,725)	(770,100)	(9,627)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2010	614	$2,931,000	$18,700

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	11,391	10/2010	DUB	$0	$(901)	$(901)
Sell		7,500	11/2010	UBS	0	(492)	(492)
Buy	BRL	2,066	10/2010	HSBC	29	0	29
Sell		2,066	10/2010	JPM	0	(71)	(71)
Sell		2,066	12/2010	HSBC	0	(29)	(29)
Sell	CAD	36,400	11/2010	BNP	60	0	60
Buy		3,059	11/2010	CSFB	64	0	64
Sell		655	11/2010	DUB	4	0	4
Sell		1,870	11/2010	RBC	0	(28)	(28)
Sell		308	11/2010	RBS	2	0	2
Sell	CHF	89	11/2010	CITI	0	(3)	(3)
Buy	CLP	331,549	01/2011	JPM	8	0	8
Buy	CNY	6,799	11/2010	BCLY	0	(4)	(4)
Buy		11,031	11/2010	CITI	0	(8)	(8)
Buy		28,455	11/2010	DUB	0	(26)	(26)
Buy		11,209	11/2010	MSC	0	(13)	(13)

236	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	6,242	01/2011	BOA	$0	$0	$0
Buy		11,155	01/2011	MSC	1	0	1
Buy		538,037	04/2011	BCLY	198	0	198
Buy		11,734	04/2011	CITI	25	0	25
Buy		51,635	04/2011	CSFB	17	0	17
Buy		107,238	04/2011	HSBC	34	0	34
Buy		132,300	04/2011	JPM	28	0	28
Buy		6,327	04/2011	RBS	11	0	11
Buy		336,881	09/2011	BCLY	581	0	581
Buy	DKK	1,678	11/2010	RBS	12	0	12
Sell		257,853	01/2011	CITI	0	(1,096)	(1,096)
Sell	EUR	21,022	10/2010	UBS	0	(1,519)	(1,519)
Sell		1,490	11/2010	DUB	0	(122)	(122)
Sell		53,310	03/2011	CITI	0	(956)	(956)
Sell		940	05/2011	RBS	0	(92)	(92)
Sell	GBP	2,960	12/2010	CITI	0	(52)	(52)
Sell		641	12/2010	GSC	0	(8)	(8)
Sell		1,448	12/2010	UBS	0	(22)	(22)
Sell	JPY	30,200,000	10/2010	JPM	0	(20,536)	(20,536)
Sell		844,818	12/2010	BCLY	0	(90)	(90)
Sell		25,730,000	12/2010	CSFB	0	(7,045)	(7,045)
Buy	MXN	343,073	02/2011	BCLY	930	0	930
Sell		332,813	02/2011	CITI	0	(58)	(58)
Sell	SGD	147	03/2011	BCLY	0	(2)	(2)
Buy		90	03/2011	BOA	2	0	2
Buy		17	03/2011	DUB	0	0	0
Buy		20	03/2011	JPM	0	0	0
Buy		20	03/2011	RBS	0	0	0
Buy	ZAR	23,786	10/2010	BCLY	399	0	399

					$2,405	$(33,173)	$(30,768)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$8,313	$0	$8,313
Corporate Bonds & Notes
Banking & Finance	0	3,920,153	7,196	3,927,349
Industrials	0	804,131	0	804,131
Utilities	0	764,795	0	764,795
Convertible Bonds & Notes
Banking & Finance	0	83,642	0	83,642
Industrials	0	33,438	0	33,438
Municipal Bonds & Notes
California	0	17,324	0	17,324
Illinois	0	39,372	0	39,372
Maine	0	1,921	0	1,921
New Jersey	0	14,216	0	14,216
Texas	0	2,140	0	2,140
U.S. Government Agencies	0	3,823,497	679	3,824,176
U.S. Treasury Obligations	0	31,019	0	31,019
Mortgage-Backed Securities	0	406,074	48,494	454,568
Asset-Backed Securities	0	408,470	42,044	450,514
Sovereign Issues	0	112,430	0	112,430
Convertible Preferred Securities
Banking & Finance	10,060	0	0	10,060
Preferred Securities
Banking & Finance	0	0	2,531	2,531
Short-Term Instruments
Certificates of Deposit	0	196,793	0	196,793
Commercial Paper	0	49,987	0	49,987

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Repurchase Agreements	$0	$26,000	$0	$26,000
Japan Treasury Bills	0	670,046	0	670,046
U.S. Treasury Bills	0	25,782	0	25,782
PIMCO Short-Term Floating NAV Portfolio	312,768	0	0	312,768
Investments, at value	$322,828	$11,439,543	$100,944	$11,863,315

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,536	0	2,536
Foreign Exchange Contracts	0	4,575	0	4,575
Interest Rate Contracts	0	1,405	0	1,405
	$0	$8,516	$0	$8,516

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(657)	0	(657)
Foreign Exchange Contracts	0	(35,519)	0	(35,519)
Interest Rate Contracts	0	(12,591)	0	(12,591)
	$0	$(48,767)	$0	$(48,767)

Totals	$322,828	$11,399,292	$100,944	$11,823,064

See Accompanying Notes	Semiannual Report	September 30, 2010	237

Schedule of Investments PIMCO Short-Term Fund (Cont.)	(Unaudited) September 30, 2010

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$35,789	$6,894	$(1,000)	$6	$0	$550	$0	$(35,043)	$7,196	$295
U.S. Government Agencies	729	0	(53)	0	0	3	0	0	679	3
Mortgage-Backed Securities	0	47,272	0	0	0	1,222	0	0	48,494	1,222
Asset-Backed Securities	26,245	44,141	(3,649)	7	(143)	187	0	(24,744)	42,044	(40)
Preferred Securities
Banking & Finance	2,673	0	0	0	0	(142)	0	0	2,531	(142)

Investments, at value	$65,436	$98,307	$(4,702)	$13	$(143)	$1,820	$0	$(59,787)	$100,944	$1,338

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$2,405	$0	$0	$0	$2,405
Unrealized appreciation on swap agreements	1,405	2,170	2,536	0	0	6,111

	$1,405	$4,575	$2,536	$0	$0	$8,516

Liabilities:
Written options outstanding	$12,315	$0	$0	$0	$0	$12,315
Unrealized depreciation on foreign currency contracts	0	33,173	0	0	0	33,173
Unrealized depreciation on swap agreements	276	2,346	657	0	0	3,279

	$12,591	$35,519	$657	$0	$0	$48,767

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$9,685	$152	$1,436	$0	$0	$11,273
Net realized (loss) on foreign currency transactions	0	(5,339)	0	0	0	(5,339)

	$9,685	$(5,187)	$1,436	$0	$0	$5,934

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$938	$(3,938)	$677	$0	$0	$(2,323)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(32,798)	0	0	0	(32,798)

	$938	$(36,736)	$677	$0	$0	$(35,121)

(1)	See note 5 in the Notes to Financial Statements for additional information.

238	PIMCO Funds	See Accompanying Notes

Schedule of Investments PIMCO Tax Managed Real Return Fund	(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 97.3%

ARIZONA 2.6%

Arizona State Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2016	$300	$334

Mesa, Arizona Revenue Bonds, (NPFGC-FGIC Insured), Series 2002
5.250% due 07/01/2017	250	295

		629

CALIFORNIA 8.7%

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
0.260% due 05/01/2016	200	200

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2022	250	276

California State Northern Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	250	277

California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.250% due 11/01/2026	200	200

Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	300	329

Irvine, California Ranch Water District Revenue Bonds, Series 1993
0.280% due 04/01/2033	200	200

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.250% due 07/01/2034	200	200

Orange County, California Public Financing Authority Revenue Bonds, (NPFGC insured), Series 2005
5.000% due 07/01/2016	20	23

Santa Clara, California Revenue Bonds, Series 2008
0.300% due 07/01/2034	200	200

University of California Regents Medical Center Revenue Bonds, Series 2007
0.280% due 05/15/2032	195	195

		2,100

COLORADO 2.2%

Colorado State Board of Governors Revenue Notes, Series 2010
4.000% due 03/01/2017	300	337

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.290% due 12/01/2029	200	200

		537

CONNECTICUT 3.0%

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2005
0.220% due 07/01/2035	200	200

University of Connecticut Revenue Notes, Series 2010
5.000% due 11/15/2016	430	513

		713

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 2.2%

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2018	$150	$174

Miami-Dade County, Florida Revenue Bonds, Series 2010
5.375% due 10/01/2035	250	262

Tallahassee, Florida Revenue Notes, Series 2010
3.000% due 10/01/2016	85	89

		525

GEORGIA 0.7%

Georgia State Municipal Electric Authority Revenue Notes, Series 2010
4.000% due 01/01/2018	150	163

ILLINOIS 1.8%

Chicago, Illinois Revenue Bonds, Series 2002
0.290% due 01/01/2034	100	100

Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	340

		440

INDIANA 3.9%

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2009
5.000% due 02/01/2020	300	351

Purdue University West Lafayette, Indiana Certificates of Participation Bonds, Series 2006
5.250% due 07/01/2017	500	594

		945

IOWA 1.1%

University of Iowa Facilities Corp. Revenue Notes, Series 2009
5.000% due 06/01/2017	240	276

LOUISIANA 1.1%

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	250	266

MASSACHUSETTS 1.7%

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 1999
0.220% due 11/01/2049	200	200

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.310% due 12/01/2037	200	200

		400

MISSISSIPPI 2.9%

De Soto County, Mississippi General Obligation Notes, Series 2009
5.000% due 11/01/2019	200	239

Mississippi State Development Bank Special Obligation Revenue Notes, Series 2010
5.000% due 08/01/2016	400	460

		699

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEBRASKA 3.5%

Nebraska State Educational Finance Authority Revenue Notes, Series 2005
0.380% due 12/15/2012	$840	$840

NEVADA 1.1%

Clark County, Nevada Revenue Notes, Series 2010
4.000% due 07/01/2014	250	268

NEW HAMPSHIRE 0.8%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
0.290% due 06/01/2031	200	200

NEW JERSEY 1.9%

New Jersey State Higher Education Assistance Authority Revenue Notes, Series 2010
5.000% due 12/01/2014	300	330

New Jersey State Preservation Trust Revenue Bonds, (FSA Insured), Series 2005
5.800% due 11/01/2016	100	120

		450

NEW MEXICO 2.5%

New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	597

NEW YORK 6.4%

Long Island, New York Power Authority Revenue Bonds, Series 1998
0.270% due 05/01/2033	200	200

Long Island, New York Power Authority Revenue Notes, Series 2010
4.000% due 05/01/2014	205	224

New York City, New York General Obligation Notes, Series 2010
5.000% due 08/01/2016	300	351

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2010
4.000% due 11/15/2038	300	321

New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 12/15/2016	200	239

Syracuse, New York Industrial Development Agency Revenue Bonds, Series 2008
0.280% due 07/01/2037	195	195

		1,530

NORTH CAROLINA 3.6%

North Carolina State Eastern Municipal Power Agency Revenue Notes, Series 2008
5.000% due 01/01/2015	275	311

North Carolina State Medical Care Commission Revenue Bonds, Series 2010
5.000% due 06/01/2042	250	263

North Carolina State Medical Care Commission Revenue Notes, Series 2010
5.000% due 06/01/2018	250	285

		859

OHIO 5.1%

Cincinnati, Ohio School District General Obligation Notes, Series 2010
5.000% due 06/01/2016	500	586

See Accompanying Notes	Semiannual Report	September 30, 2010	239

Schedule of Investments  PIMCO Tax Managed Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Greene County, Ohio General Obligation Notes, Series 2010
5.000% due 12/01/2018	$125	$147

Ohio State Water Development Authority Revenue Bonds, Series 2006
0.280% due 12/01/2033	200	200

Ohio State Water Development Authority Revenue Notes, Series 2010
5.000% due 12/01/2016	250	299

		1,232

OREGON 1.3%

Portland, Oregon Revenue Notes, Series 2010
5.000% due 03/01/2019	250	301

PENNSYLVANIA 5.4%

Pennsylvania State Financing Authority Revenue Notes, (FSA Insured), Series 2010
5.000% due 06/01/2020	500	581

Philadelphia, Pennsylvania Revenue Notes, (FSA Insured), Series 2010
5.000% due 08/01/2016	400	458

Philadelphia, Pennsylvania Revenue Notes, Series 2010
4.000% due 06/15/2013	250	266

		1,305

SOUTH CAROLINA 1.0%

Lexington County, South Carolina School District No. 1 General Obligation Bonds, Series 2001
5.125% due 03/01/2020	200	231

TENNESSEE 1.0%

Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Notes, Series 2008
5.000% due 10/01/2016	200	240

TEXAS 17.5%

Austin, Texas Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 11/15/2015	500	599

Austin, Texas Water & Wastewater Utilities Revenue Notes, Series 2009
5.000% due 11/15/2013	200	226

Bexar, Texas Metropolitan Water District Revenue Notes, Series 2009
5.000% due 05/01/2016	250	279

Fort Bend, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2010
5.000% due 08/15/2016	500	596

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Grand Prairie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
0.000% due 02/15/2014	$200	$191

Houston, Texas Water and Sewer Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2020	100	71

Royse City, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2010
4.000% due 08/15/2020	300	339

Tarrant County, Texas Health Facilities Development Corp. Revenue Notes, Series 2010
3.000% due 12/01/2012	250	260

Texas A&M University Revenue Notes, Series 2010
5.000% due 05/15/2016	250	296

Texas State Lone Star College System General Obligation Notes, Series 2010
5.000% due 08/15/2018	500	599

Texas State Lower Colorado River Authority Revenue Notes, Series 2010
5.000% due 05/15/2015	300	346

University of North Texas Revenue Notes, Series 2009
5.000% due 04/15/2015	200	232

University of Texas Revenue Notes, Series 2010
5.000% due 08/15/2018	150	181

		4,215

UTAH 0.5%

Midvale, Utah Revenue Notes, (FSA Insured), Series 2010
4.000% due 10/01/2013	115	125

VIRGINIA 3.5%

Spotsylvania County, Virginia Revenue Notes, Series 2010
4.000% due 06/01/2015	260	290

Virginia State College Building Authority Revenue Bonds, Series 2009
5.000% due 02/01/2020	300	358

Virginia State Resources Authority Revenue Notes, Series 2009
5.000% due 10/01/2018	150	182

		830

WASHINGTON 6.5%

King County, Washington General Obligation Notes, Series 2007
5.000% due 12/01/2015	600	709

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mountlake Terrace, Washington Revenue Notes, Series 2010
4.000% due 12/01/2016	$230	$259

Snohomish County, Washington School District No. 15 Edmonds General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
5.000% due 12/01/2018	300	344

Washington State General Obligation Notes, Series 2008
5.000% due 01/01/2017	200	237

		1,549

WISCONSIN 3.8%

Manitowoc, Wisconsin Revenue Notes, (AGC Insured), Series 2009
3.000% due 10/01/2011	250	255

Milwaukee, Wisconsin General Obligation Notes, Series 2010
5.000% due 02/01/2018	250	298

Wisconsin State Clean Water Revenue Notes, Series 2008
5.000% due 06/01/2016	150	178

Wisconsin State General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
5.000% due 05/01/2015	150	175

		906

Total Municipal Bonds & Notes (Cost $22,810)		23,371

SHORT-TERM INSTRUMENTS 7.5%

REPURCHASE AGREEMENTS 6.4%

State Street Bank and Trust Co.
0.010% due 10/01/2010	1,549	1,549

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $1,582. Repurchase proceeds are $1,549.)

U.S. TREASURY BILLS 1.1%
0.097% due 10/07/2010 (a)	260	260

Total Short-Term Instruments (Cost $1,809)		1,809

Total Investments 104.8% (Cost $24,619)		$25,180

Written Options (c) (0.0%) (Premiums $12)		(11)

Other Assets and Liabilities (Net) (4.8%)		(1,148)

Net Assets 100.0%		$24,021

240	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Securities with an aggregate market value of $260 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(b)	Swap agreements outstanding on September 30, 2010:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Receive	3-Month USD-CPURNSA Index	0.925%	11/01/2010	BCLY	$	1,298	$3	$25	$(22)
Receive	3-Month USD-CPURNSA Index	0.925%	11/01/2010	MSC		1,150	3	21	(18)
Receive	3-Month USD-CPURNSA Index	1.268%	11/01/2011	BCLY		1,298	(8)	(3)	(5)
Receive	3-Month USD-CPURNSA Index	1.268%	11/01/2011	MSC		1,149	(7)	(3)	(4)
Receive	3-Month USD-CPURNSA Index	1.566%	11/01/2012	BCLY		1,298	(17)	5	(22)
Receive	3-Month USD-CPURNSA Index	1.566%	11/01/2012	MSC		1,149	(15)	(2)	(13)
Receive	3-Month USD-CPURNSA Index	1.818%	11/01/2013	BCLY		1,298	(29)	(3)	(26)
Receive	3-Month USD-CPURNSA Index	1.818%	11/01/2013	MSC		1,149	(26)	(2)	(24)
Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	BCLY		1,298	(41)	(3)	(38)
Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	MSC		1,149	(36)	(2)	(34)
Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	BCLY		1,298	(50)	(3)	(47)
Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	MSC		1,149	(43)	(2)	(41)
Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	BCLY		1,298	(57)	(3)	(54)
Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	MSC		1,149	(50)	(2)	(48)
Receive	3-Month USD-CPURNSA Index	2.392%	11/01/2017	BCLY		1,298	(59)	(3)	(56)
Receive	3-Month USD-CPURNSA Index	2.392%	11/01/2017	MSC		1,149	(52)	(2)	(50)
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	BCLY		1,298	(61)	(31)	(30)
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	MSC		1,149	(55)	(2)	(53)
Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	BCLY		1,298	(60)	(56)	(4)
Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	MSC		1,149	(53)	(30)	(23)

							$(713)	$(101)	$(612)

(c)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	1,600	$12	$11

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	0	$0	$0
Sales	2	1,600	13
Closing Buys	(2)	0	(1)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2010	0	$1,600	$12

See Accompanying Notes	Semiannual Report	September 30, 2010	241

Schedule of Investments PIMCO Tax Managed Real Return Fund (Cont.)	(Unaudited) September 30, 2010

(d)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Municipal Bonds & Notes
Arizona	$0	$629	$0	$629
California	0	2,100	0	2,100
Colorado	0	537	0	537
Connecticut	0	713	0	713
Florida	0	525	0	525
Georgia	0	163	0	163
Illinois	0	440	0	440
Indiana	0	945	0	945
Iowa	0	276	0	276
Louisiana	0	266	0	266
Massachusetts	0	400	0	400
Mississippi	0	699	0	699
Nebraska	0	840	0	840
Nevada	0	268	0	268
New Hampshire	0	200	0	200
New Jersey	0	450	0	450
New Mexico	0	597	0	597
New York	0	1,530	0	1,530
North Carolina	0	859	0	859
Ohio	0	1,232	0	1,232

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Oregon	$0	$301	$0	$301
Pennsylvania	0	1,305	0	1,305
South Carolina	0	231	0	231
Tennessee	0	240	0	240
Texas	0	4,215	0	4,215
Utah	0	125	0	125
Virginia	0	830	0	830
Washington	0	1,549	0	1,549
Wisconsin	0	906	0	906
Short-Term Instruments
Repurchase Agreements	0	1,549	0	1,549
U.S. Treasury Bills	0	260	0	260
Investments, at value	$0	$25,180	$0	$25,180

Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	$0	$(623)	$0	$(623)

Totals	$0	$24,557	$0	$24,557

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(e)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Liabilities:
Written options outstanding	$11	$0	$0	$0	$0	$11
Unrealized depreciation on swap agreements	612	0	0	0	0	612

	$623	$0	$0	$0	$0	$623

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on futures contracts, written options and swaps	$(1)	$0	$0	$0	$0	$(1)

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(538)	$0	$0	$0	$0	$(538)

(1)	See note 5 in the Notes to Financial Statements for additional information.

242	PIMCO Funds	See Accompanying Notes

Schedule of Investments PIMCO Unconstrained Bond Fund	(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%

American General Finance Corp.
7.250% due 04/21/2015		$29,400	$29,595

CIT Group, Inc.
6.250% due 08/11/2015		1,907	1,925

Ford Motor Co.
3.010% due 12/15/2013		9,351	9,185
3.050% due 12/15/2013		13,237	13,002

Graham Packaging Co. LP
6.000% due 09/23/2016		2,000	2,018

HCA, Inc.
2.539% due 11/17/2013		11,448	11,036

International Lease Finance Corp.
6.750% due 03/17/2015		15,500	15,774
7.000% due 03/17/2016		14,700	14,931

Reynolds Corp.
4.500% due 03/16/2016		17,800	17,907

Vodafone Group PLC
6.875% due 08/11/2015		16,000	15,830

Total Bank Loan Obligations (Cost $128,938)			131,203

CORPORATE BONDS & NOTES 27.2%

BANKING & FINANCE 16.8%

Aflac, Inc.
3.450% due 08/15/2015		6,000	6,236

Ally Financial, Inc.
5.375% due 06/06/2011		2,000	2,033

American Express Bank FSB
5.500% due 04/16/2013		1,000	1,089
6.000% due 09/13/2017		1,600	1,828

American Express Centurion Bank
0.407% due 06/12/2012		2,930	2,902
6.000% due 09/13/2017		200	228

American Express Co.
7.000% due 03/19/2018		13,400	16,163

American Express Credit Corp.
0.408% due 10/04/2010		7,855	7,855
0.438% due 12/02/2010		100	100

American General Finance Corp.
4.000% due 03/15/2011		7,972	7,972
4.125% due 11/29/2013	EUR	4,300	4,977
5.625% due 08/17/2011		$1,800	1,791
5.750% due 09/15/2016		4,300	3,451
6.900% due 12/15/2017		300	252

American International Group, Inc.
4.000% due 09/20/2011	EUR	4,700	6,421
4.250% due 05/15/2013		$4,500	4,669
4.950% due 03/20/2012		1,100	1,148
5.375% due 10/18/2011		15,675	16,263
5.600% due 10/18/2016		1,500	1,538
5.750% due 03/15/2067	GBP	300	344
5.850% due 01/16/2018		$300	312
5.950% due 10/04/2010	GBP	3,900	6,127
6.250% due 05/01/2036		$6,100	5,948
8.000% due 05/22/2068	EUR	900	1,172
8.250% due 08/15/2018		$25,880	30,280
8.625% due 05/22/2068	GBP	200	300

BAC Capital Trust VII
5.250% due 08/10/2035		3,000	3,757

Banco Santander Chile
2.875% due 11/13/2012		$43,900	44,345

Bank of America Corp.
0.786% due 10/14/2016		1,700	1,519
4.500% due 04/01/2015		5,000	5,254

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 09/11/2012		$7,000	$7,463
5.650% due 05/01/2018		42,500	45,098
5.750% due 12/01/2017		2,250	2,409
6.000% due 09/01/2017		285	309
7.375% due 05/15/2014		9,100	10,471
7.625% due 06/01/2019		11,200	13,303

Bank of America N.A.
6.000% due 06/15/2016		200	218

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	136

Barclays Bank PLC
5.125% due 01/08/2020		$5,000	5,416
5.450% due 09/12/2012		800	867
5.926% due 09/29/2049		5,000	4,725
6.050% due 12/04/2017		36,362	39,492
6.750% due 05/22/2019		600	714
7.434% due 09/29/2049		1,200	1,236
7.700% due 04/29/2049		1,919	1,995
10.179% due 06/12/2021		17,380	23,220
14.000% due 11/29/2049	GBP	1,130	2,232

Barnett Capital III
1.091% due 02/01/2027		$700	489

Bear Stearns Cos. LLC
6.400% due 10/02/2017		25,200	29,394
7.250% due 02/01/2018		52,900	64,534

Block Financial LLC
7.875% due 01/15/2013		2,300	2,497

BNP Paribas
5.186% due 06/29/2049		4,200	3,980

BPCE S.A.
6.117% due 10/29/2049	EUR	100	119

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		$76,900	78,895

Cantor Fitzgerald LP
7.875% due 10/15/2019		10,900	11,462

Capital One Capital VI
8.875% due 05/15/2040		9,700	10,258

Capital One Financial Corp.
6.750% due 09/15/2017		100	120

Cie de Financement Foncier
1.625% due 07/23/2012		72,500	72,823

CIT Group, Inc.
7.000% due 05/01/2013		24,440	24,684
7.000% due 05/01/2014		18,613	18,659
7.000% due 05/01/2015		3,213	3,205
7.000% due 05/01/2016		5,354	5,301
7.000% due 05/01/2017		15,351	15,102

CitiFinancial, Inc.
6.625% due 06/01/2015		100	111

Citigroup, Inc.
0.825% due 01/16/2012	GBP	1,300	2,003
1.039% due 06/28/2013	EUR	100	130
2.384% due 08/13/2013		$16,300	16,428
5.300% due 10/17/2012		500	533
5.375% due 08/09/2020		12,200	12,647
5.500% due 04/11/2013		100	107
6.000% due 08/15/2017		7,000	7,575
6.125% due 11/21/2017		8,790	9,616
6.125% due 05/15/2018		5,900	6,447
8.500% due 05/22/2019		1,920	2,378

Countrywide Financial Corp.
5.800% due 06/07/2012		23,700	25,187

Credit Suisse
6.000% due 02/15/2018		100	111

Credit Suisse AG
5.400% due 01/14/2020		15,600	16,672

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dexia Credit Local S.A.
1.145% due 02/19/2013	EUR	4,000	$5,481

FCE Bank PLC
7.875% due 02/15/2011	GBP	7,500	11,974

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		$3,000	3,001
6.625% due 08/15/2017		62,400	66,580
7.000% due 10/01/2013		5,825	6,254
7.500% due 08/01/2012		8,800	9,345
7.800% due 06/01/2012		33,280	35,409
9.875% due 08/10/2011		18,500	19,599

Fortis Bank Nederland NV
1.249% due 06/10/2011	EUR	3,700	5,040

General Electric Capital Corp.
6.375% due 11/15/2067		$800	803

Goldman Sachs Group, Inc.
1.198% due 02/04/2013	EUR	100	132
1.199% due 11/15/2014		100	127
4.750% due 01/28/2014		30	43
5.375% due 02/15/2013		19,900	28,509
5.375% due 03/15/2020		$33,200	35,058
5.750% due 10/01/2016		200	223
5.950% due 01/18/2018		500	550
6.150% due 04/01/2018		5,100	5,666
6.250% due 09/01/2017		700	786
7.500% due 02/15/2019		20,500	24,429

HSBC Bank PLC
3.875% due 11/09/2011	EUR	3,800	5,313

HSBC Bank USA N.A.
4.875% due 08/24/2020		$2,000	2,090

HSBC Finance Capital Trust IX
5.911% due 11/30/2035		500	472

HSBC Finance Corp.
0.628% due 08/09/2011		900	899
0.727% due 06/01/2016		2,100	1,913
0.776% due 01/15/2014		1,800	1,713
2.021% due 10/20/2010		1,600	1,600

HSBC Holdings PLC
6.500% due 05/02/2036		2,300	2,569

Hyatt Hotels Corp.
5.750% due 08/15/2015		300	324
6.875% due 08/15/2019		7,500	8,357

International Lease Finance Corp.
5.000% due 09/15/2012		3,300	3,300
5.300% due 05/01/2012		3,800	3,829
5.400% due 02/15/2012		200	202
5.450% due 03/24/2011		1,300	1,311
5.750% due 06/15/2011		3,550	3,586
5.875% due 05/01/2013		2,329	2,341
6.500% due 09/01/2014		78,200	84,261
6.625% due 11/15/2013		3,900	3,929
6.750% due 09/01/2016		70,400	75,680

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,200	3,007

JPMorgan Chase Capital XX
6.550% due 09/15/2066		$3,600	3,661

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		1,206	1,211

KeyCorp
6.500% due 05/14/2013		1,000	1,097

LBG Capital No.1 PLC
7.867% due 12/17/2019	GBP	850	1,262
7.875% due 11/01/2020		$560	554
8.500% due 12/29/2049		3,600	3,348

LBG Capital No.2 PLC
6.385% due 05/12/2020	EUR	8,750	10,363
9.334% due 02/07/2020	GBP	2,200	3,542

See Accompanying Notes	Semiannual Report	September 30, 2010	243

Schedule of Investments  PIMCO Unconstrained Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lloyds TSB Bank PLC
1.031% due 06/09/2011	EUR	3,500	$4,779
4.375% due 01/12/2015		$1,100	1,128
4.385% due 05/29/2049 (a)	EUR	600	536
6.500% due 03/24/2020		10,000	14,169
12.000% due 12/29/2049		$57,000	65,813

Macquarie Bank Ltd.
4.100% due 12/17/2013		11,800	12,890

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		2,000	2,216

Merrill Lynch & Co., Inc.
1.188% due 05/30/2014	EUR	300	384
1.191% due 08/25/2014		1,300	1,643
1.628% due 09/27/2012		4,200	5,545
5.000% due 02/03/2014		$5,000	5,331
5.000% due 01/15/2015		13,886	14,808
5.450% due 07/15/2014		4,500	4,866
6.050% due 08/15/2012		7,100	7,623
6.150% due 04/25/2013		4,000	4,374
6.400% due 08/28/2017		6,950	7,616
6.875% due 04/25/2018		10,700	12,020

Morgan Stanley
5.080% due 03/01/2013	AUD	3,900	3,615
5.500% due 01/26/2020		$9,000	9,267
5.500% due 07/24/2020		1,300	1,342
5.750% due 10/18/2016		500	541
5.950% due 12/28/2017		500	538
6.000% due 04/28/2015		4,400	4,844
6.600% due 04/01/2012		1,000	1,076
6.625% due 04/01/2018		1,900	2,110
7.300% due 05/13/2019		1,000	1,152

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,093	1,378

MUFG Capital Finance 4 Ltd.
5.271% due 01/29/2049		1,211	1,568

MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	254	376

Nationwide Health Properties, Inc.
6.500% due 07/15/2011		$100	104

Nile Finance Ltd.
5.250% due 08/05/2015		1,700	1,754

Pearson Dollar Finance PLC
6.250% due 05/06/2018		6,000	6,942

Qatari Diar Finance QSC
5.000% due 07/21/2020		52,500	55,327

Rabobank Capital Funding Trust II
5.260% due 12/29/2049		300	298

Rabobank Capital Funding Trust III
5.254% due 12/29/2049		3,200	3,145

Rabobank Nederland NV
11.000% due 06/29/2049		300	391

RBS Capital Trust A
6.467% due 12/29/2049 (a)	EUR	1,150	1,224

RBS Capital Trust III
5.512% due 09/29/2049 (a)		$2,000	1,455

Resona Bank Ltd.
5.850% due 09/29/2049		600	599

Royal Bank of Scotland Group PLC
4.500% due 01/28/2016	EUR	3,800	4,749
4.625% due 09/22/2021		1,600	1,988
4.875% due 03/16/2015		$18,400	19,383
5.500% due 03/23/2020	EUR	350	498
5.625% due 08/24/2020		$45,400	47,683
6.400% due 10/21/2019		52,650	57,383
6.666% due 12/31/2049 (a)	CAD	5,200	3,696
6.990% due 10/29/2049 (a)		$20,945	17,070
7.387% due 12/29/2049	GBP	939	1,479

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.640% due 03/29/2049 (a)		$8,600	$6,429
7.648% due 08/29/2049		2,125	2,045

Royal Bank Of Scotland NV
0.992% due 03/09/2015		4,500	3,876

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012		$5,400	5,327

SLM Corp.
0.728% due 10/25/2011		600	573
0.798% due 01/27/2014		21,200	18,327
1.234% due 04/26/2011	EUR	900	1,221
3.125% due 09/17/2012		2,300	2,977
4.750% due 03/17/2014		3,200	4,027
8.450% due 06/15/2018		$8,430	8,526

Societe Generale
4.196% due 01/29/2049	EUR	100	119
5.922% due 04/29/2049		$200	190

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		21,720	26,822

TNK-BP Finance S.A.
6.250% due 02/02/2015		700	744
6.625% due 03/20/2017		600	637

UBS AG
4.280% due 04/29/2049	EUR	3,100	3,751
4.875% due 08/04/2020		$114,700	121,179
5.750% due 04/25/2018		13,600	15,377
5.875% due 12/20/2017		1,900	2,153

UBS Preferred Funding Trust V
6.243% due 05/29/2049		5,500	5,335

University of Chicago
4.660% due 10/01/2022		5,000	5,375
4.860% due 10/01/2024		10,000	10,730
5.060% due 10/01/2026		15,000	15,975

Wachovia Bank N.A.
0.622% due 03/15/2016		8,100	7,439

Wachovia Corp.
0.656% due 08/01/2013		4,000	3,947

Waha Aerospace BV
3.925% due 07/28/2020		51,100	52,617

Wells Fargo Bank N.A.
0.586% due 05/16/2016		500	461
4.750% due 02/09/2015		1,000	1,072

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		4,100	4,100

Zurich Insurance Co. via Cloverie PLC
12.000% due 07/29/2049	EUR	1,200	1,779

			2,029,634

INDUSTRIALS 8.6%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		3,500	3,587

Alcoa, Inc.
5.870% due 02/23/2022		1,700	1,676
6.150% due 08/15/2020		6,800	7,004

Altria Group, Inc.
4.125% due 09/11/2015		600	644
9.700% due 11/10/2018		9,100	12,336

America Movil SAB de C.V.
6.125% due 03/30/2040		31,000	34,659

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		2,959	3,491

American Airlines, Inc.
10.500% due 10/15/2012		17,810	19,324

Anadarko Petroleum Corp.
6.450% due 09/15/2036		16,000	16,070

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Avnet, Inc.
6.625% due 09/15/2016		$1,600	$1,838

Black & Decker Corp.
8.950% due 04/15/2014		4,600	5,676

Boston Scientific Corp.
4.250% due 01/12/2011		4,545	4,577
6.000% due 06/15/2011		3,100	3,188
6.000% due 01/15/2020		5,000	5,342

Burlington Northern Santa Fe LLC
8.125% due 04/15/2020		1,000	1,306

CBS Corp.
8.875% due 05/15/2019		5,000	6,528

Centex Corp.
5.700% due 05/15/2014		1,000	1,030
6.500% due 05/01/2016		4,500	4,725

CIGNA Corp.
8.500% due 05/01/2019		5,900	7,626

Codelco, Inc.
5.625% due 09/21/2035		3,000	3,297

Continental Airlines, Inc.
6.750% due 09/15/2015		5,000	5,094

Con-way, Inc.
7.250% due 01/15/2018		2,500	2,785

CSC Holdings LLC
7.625% due 04/01/2011		2,575	2,639

CVS Caremark Corp.
6.302% due 06/01/2062		1,500	1,388

CVS Pass-Through Trust
7.507% due 01/10/2032		43,026	50,630

Daimler Finance North America LLC
5.750% due 09/08/2011		36,441	38,059
5.875% due 03/15/2011		35,650	36,469
6.500% due 11/15/2013		5,000	5,724
7.300% due 01/15/2012		4,150	4,465
7.750% due 01/18/2011		29,718	30,304
8.500% due 01/18/2031		2,000	2,757

Deluxe Corp.
5.125% due 10/01/2014		6,900	6,727

Dow Chemical Co.
5.900% due 02/15/2015		800	893
6.125% due 02/01/2011		1,000	1,015
8.550% due 05/15/2019		10,500	13,279
9.400% due 05/15/2039		2,000	2,840

DR Horton, Inc.
5.625% due 01/15/2016		2,500	2,506

El Paso Corp.
7.000% due 05/15/2011		250	258
7.800% due 08/01/2031		100	104

Gazprom International S.A.
7.201% due 02/01/2020		1,159	1,261

Gazprom Via Gaz Capital S.A.
6.212% due 11/22/2016		8,510	9,085
6.510% due 03/07/2022		20,750	22,161
7.343% due 04/11/2013		500	548
8.146% due 04/11/2018		2,900	3,407

General Electric Co.
5.250% due 12/06/2017		5,000	5,636

Georgia-Pacific LLC
8.125% due 05/15/2011		15,063	15,703

Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	2,200	2,281

Harvest Operations Corp.
6.875% due 10/01/2017 (d)		$6,750	6,936

244	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HCA, Inc.
5.750% due 03/15/2014	$5,000	$4,956
7.875% due 02/15/2020	14,500	15,932
9.250% due 11/15/2016	7,264	7,881
9.625% due 11/15/2016 (e)	15,600	16,965

Intelsat Jackson Holdings S.A.
8.500% due 11/01/2019	15,000	16,350
9.500% due 06/15/2016	13,000	13,926

International Business Machines Corp.
1.068% due 07/28/2011	100	101

JC Penney Corp., Inc.
9.000% due 08/01/2012	3,531	3,911

KB Home
5.875% due 01/15/2015	1,200	1,140
7.250% due 06/15/2018	1,300	1,225

Kinder Morgan Energy Partners LP
5.300% due 09/15/2020	25,000	26,994

Kraft Foods, Inc.
5.625% due 11/01/2011	100	105

Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013	8,800	9,372
5.900% due 12/01/2016	7,600	8,132

Masco Corp.
4.800% due 06/15/2015	3,000	2,955
5.850% due 03/15/2017	2,500	2,450
6.125% due 10/03/2016	5,000	5,092

McKesson Corp.
7.500% due 02/15/2019	5,000	6,324

MGM Resorts International
9.000% due 03/15/2020	14,600	15,440
11.125% due 11/15/2017	5,000	5,719
13.000% due 11/15/2013	5,000	5,900

Nabors Industries, Inc.
6.150% due 02/15/2018	2,500	2,787

New Albertson’s, Inc.
7.500% due 02/15/2011	4,600	4,709

New York Times Co.
5.000% due 03/15/2015	2,000	1,971

Newell Rubbermaid, Inc.
4.700% due 08/15/2020	3,400	3,567

Office Depot, Inc.
6.250% due 08/15/2013	8,557	8,493

Ohio National Financial Services, Inc.
6.375% due 04/30/2020	5,000	5,440

Pactiv Corp.
8.125% due 06/15/2017	5,000	4,909

Pemex Project Funding Master Trust
5.750% due 03/01/2018	9,700	10,678

Petroleos Mexicanos
5.500% due 01/21/2021	50,100	53,607

Reynolds American, Inc.
0.992% due 06/15/2011	400	401
6.750% due 06/15/2017	2,000	2,253

Rohm and Haas Co.
6.000% due 09/15/2017	1,000	1,118

RPM International, Inc.
6.500% due 02/15/2018	4,000	4,495

RR Donnelley & Sons Co.
6.125% due 01/15/2017	5,000	5,244

Shell International Finance BV
3.100% due 06/28/2015	80,600	84,973

Staples, Inc.
9.750% due 01/15/2014	6,000	7,436

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013		$2,000	$2,138
7.875% due 05/01/2012		2,100	2,263

Steel Dynamics, Inc.
7.375% due 11/01/2012		11,295	12,128

Talisman Energy, Inc.
7.750% due 06/01/2019		4,000	5,114

Tate & Lyle International Finance PLC
6.625% due 06/15/2016		1,400	1,580

Tennessee Gas Pipeline Co.
8.000% due 02/01/2016		2,500	2,988

Time Warner Cable, Inc.
5.000% due 02/01/2020		10,000	10,728

Toll Brothers Finance Corp.
8.910% due 10/15/2017		1,700	1,981

Transocean, Inc.
6.500% due 11/15/2020		51,300	55,966

UAL 2009-1 Pass-Through Trust
10.400% due 05/01/2018		20,075	22,384

United Airlines, Inc.
1.000% due 05/07/2024 (a)(r)		300	70

Volvo Treasury AB
5.950% due 04/01/2015		25,000	27,312

VW Credit, Inc.
5.125% due 05/19/2011	EUR	5,000	6,962

Weyerhaeuser Co.
6.750% due 03/15/2012		$1,080	1,140
7.375% due 10/01/2019		25,136	27,538
7.375% due 03/15/2032		1,900	1,940

Whirlpool Corp.
8.600% due 05/01/2014		5,000	5,959

WM Wrigley Jr. Co.
2.450% due 06/28/2012		18,000	18,173

Wynn Las Vegas LLC
7.750% due 08/15/2020		28,050	29,733
7.875% due 11/01/2017		5,500	5,926

			1,033,852

UTILITIES 1.8%

BP Capital Markets PLC
0.422% due 04/11/2011		20,700	20,637
1.292% due 03/17/2011		1,700	1,702
2.375% due 12/14/2011		3,580	3,595
2.750% due 06/14/2011	CHF	4,100	4,195
2.750% due 02/27/2012		$3,890	3,920
3.125% due 03/10/2012		4,850	4,947
3.125% due 10/01/2015 (d)		47,400	47,726
3.625% due 05/08/2014		4,900	5,075
3.750% due 06/17/2013		1,060	1,079
4.500% due 10/01/2020 (d)		36,000	36,888
4.750% due 03/10/2019		3,480	3,645

British Telecommunications PLC
5.950% due 01/15/2018		800	893
9.375% due 12/15/2010		11,425	11,606

Dominion Resources, Inc.
7.500% due 06/30/2066		5,000	5,106

Duke Energy Corp.
3.950% due 09/15/2014		300	324

El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,000	2,080

Embarq Corp.
6.738% due 06/01/2013		600	657
7.082% due 06/01/2016		10,300	11,465

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enel Finance International S.A.
3.875% due 10/07/2014	$8,800	$9,232

Entergy Gulf States Louisiana LLC
3.950% due 10/01/2020 (d)	5,000	5,023

Midwest Generation LLC
8.560% due 01/02/2016	2,659	2,629

Qwest Corp.
7.625% due 06/15/2015	7,200	8,244
7.875% due 09/01/2011	1,925	2,043

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	4,200	4,608

Sempra Energy
6.500% due 06/01/2016	7,000	8,388

Sprint Capital Corp.
7.625% due 01/30/2011	2,570	2,618
8.375% due 03/15/2012	1,000	1,075

Sprint Nextel Corp.
8.375% due 08/15/2017	6,300	6,867

		216,267

Total Corporate Bonds & Notes (Cost $3,060,012)		3,279,753

CONVERTIBLE BONDS & NOTES 0.7%

BANKING & FINANCE 0.0%

ProLogis
2.250% due 04/01/2037	2,000	1,945

U.S. Bancorp
0.000% due 12/11/2035	1,000	998

		2,943

INDUSTRIALS 0.7%

Amgen, Inc.
0.000% due 03/01/2032	6,900	5,373
0.125% due 02/01/2011	31,500	31,539

Transocean, Inc.
1.500% due 12/15/2037	5,500	5,411
1.625% due 12/15/2037	38,884	38,787

		81,110

Total Convertible Bonds & Notes (Cost $83,393)		84,053

MUNICIPAL BONDS & NOTES 4.1%

ARIZONA 0.0%

University of Arizona Revenue Bonds, Series 2010
6.423% due 08/01/2035	3,000	3,086

CALIFORNIA 1.8%

Alameda County, California Oakland Unified School District General Obligation Bonds, Series 2009
9.500% due 08/01/2034	13,100	14,930

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	1,800	1,832

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	33,200	38,882
7.300% due 10/01/2039	10,000	10,594
7.500% due 04/01/2034	3,600	3,920
7.550% due 04/01/2039	15,400	16,763

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	8,000	8,585

See Accompanying Notes	Semiannual Report	September 30, 2010	245

Schedule of Investments  PIMCO Unconstrained Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	$2,000	$2,194

California State Public Works Board Revenue Bonds, Series 2010
7.004% due 03/01/2035	5,000	5,268

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	900	709
5.750% due 06/01/2047	525	398

Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.750% due 08/01/2049	12,000	13,436

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2010
5.716% due 07/01/2039	25,000	25,683
6.166% due 07/01/2040	13,500	13,762

Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	3,300	3,346

Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.750% due 07/01/2034	14,000	14,157

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	5,500	5,853

Riverside, California Revenue Bonds, Series 2009
7.000% due 08/01/2029	2,100	2,296

San Diego County, California Water Authority Certificates of Participation Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2028	2,200	2,288

San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	100	101

Santa Clara County, California Financing Authority Revenue Bonds, Series 2008
5.250% due 05/15/2036	10,000	10,745

Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	5,085	5,064

Southern California State Metropolitan Water District Revenue Bonds, (NPFGC-FGIC Insured), Series 2003
5.000% due 10/01/2036	85	88

University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	10,300	11,268

University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	785	822

University of California Revenue Bonds, Series 2010
5.946% due 05/15/2045	7,000	7,110

		220,094

COLORADO 0.2%

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	200	207

Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	19,300	20,401

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Douglas & Elbert Counties, Colorado School District No. Re-1 General Obligation Bonds, Series 2009
5.250% due 12/15/2021	$1,605	$1,993

		22,601

DISTRICT OF COLUMBIA 0.0%

District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	160	160

FLORIDA 0.1%

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041	300	304

Orlando, Florida Utilities Commission Revenue Bonds, Series 2010
5.250% due 10/01/2022	3,240	3,958

Seminole County, Florida Revenue Bonds, Series 2010
6.443% due 10/01/2040	7,000	7,447

		11,709

GEORGIA 0.1%

Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	15,000	15,911

ILLINOIS 0.4%

Chicago, Illinois Board of Education General Obligation Bonds, Series 2008
5.250% due 12/01/2026	1,400	1,545

Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2032	500	507

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	20,300	21,898

Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
4.750% due 12/01/2028	10,000	10,762

Illinois State Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
1.998% due 01/01/2019	350	326

Illinois State General Obligation Notes, Series 2010
4.421% due 01/01/2015	9,600	10,014

Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 12/15/2028	300	309

Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2020	2,000	2,307

		47,668

INDIANA 0.1%

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
5.966% due 01/15/2030	6,300	6,899

IOWA 0.0%

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	$375	391

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOUISIANA 0.0%

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	$290	$292

MASSACHUSETTS 0.1%

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
0.792% due 07/01/2020	450	406

Massachusetts State Water Resources Authority Revenue Bonds, (FSA Insured), Series 2005
9.230% due 08/01/2032	125	131

University of Massachusetts Building Authority Revenue Bonds, Series 2009
6.573% due 05/01/2039	7,000	7,342

		7,879

MICHIGAN 0.0%

Detroit, Michigan General Obligation Bonds, (AMBAC Insured), Series 2005
5.150% due 04/01/2025	430	313

MINNESOTA 0.1%

Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	8,800	9,423

NEVADA 0.1%

Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2027	6,995	7,582
5.000% due 06/01/2038	1,500	1,544

		9,126

NEW YORK 0.2%

New York City, New York General Obligation Bonds, Series 2010
6.246% due 06/01/2035	7,300	7,709

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.808% due 08/01/2030	5,000	5,212

New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	2,995	2,807
5.750% due 06/01/2043	5,400	4,854

New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	2,000	2,155

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.802% due 06/15/2031	100	123

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	400	444

New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.500% due 06/01/2014	130	130

		23,434

NORTH CAROLINA 0.0%

North Carolina State Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	3,300	3,458

246	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.2%

Cincinnati, Ohio City School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
5.250% due 12/01/2018	$3,680	$4,459

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2009
6.449% due 02/15/2044	4,400	4,730

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
5.939% due 02/15/2047	8,000	8,201

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	16,325	11,966
6.500% due 06/01/2047	1,295	1,041

Ohio State Housing Finance Agency Revenue Bonds, (GNMA/FNMA Insured), Series 2007
6.036% due 09/01/2017	150	156

		30,553

PENNSYLVANIA 0.1%

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2010
5.401% due 06/15/2022	3,500	3,689
5.501% due 06/15/2023	3,500	3,707

		7,396

PUERTO RICO 0.0%

Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2002
5.500% due 05/15/2039	900	837

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	200	13

		850

TEXAS 0.4%

Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp. Revenue Bonds, (NPFGC-FGIC Insured), Series 2000
6.125% due 11/01/2035	1,080	1,081

Forth Worth, Texas Revenue Notes, Series 2010
4.250% due 02/15/2020	4,550	5,231

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	4,500	4,636

Texas A&M University Revenue Bonds, Series 2009
5.000% due 05/15/2020	2,865	3,432

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	11,300	11,762

Texas State General Obligation Bonds, Series 2010
4.273% due 04/01/2026	11,500	11,543

Texas State General Obligation Notes, Series 2010
3.203% due 04/01/2019	9,500	9,523

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.857% due 02/15/2031	100	124

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.790% due 02/01/2027	100	127
9.889% due 10/01/2031	170	212

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas State Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	$600	$646

		48,317

UTAH 0.1%

Riverton, Utah Revenue Bonds, Series 2009
5.000% due 08/15/2041	9,250	9,646

WASHINGTON 0.1%

Seattle, Washington General Obligation Bonds, Series 2007
5.000% due 10/01/2019	1,000	1,172

Tacoma, Washington Revenue Bonds, Series 2010
5.966% due 01/01/2035	11,000	11,907

		13,079

WEST VIRGINIA 0.0%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	4,180	3,247

Total Municipal Bonds & Notes (Cost $466,223)		495,532

U.S. GOVERNMENT AGENCIES 44.1%

Fannie Mae
0.000% due 03/25/2019 (c)	1	1
0.316% due 12/25/2036 - 07/25/2037	767	764
0.356% due 01/25/2021	78	78
0.376% due 03/25/2034	271	268
0.386% due 03/25/2036	205	190
0.406% due 08/25/2034	93	89
0.456% due 10/27/2037	400	399
0.606% due 09/25/2042	117	117
1.156% due 04/25/2032	8	8
1.586% due 09/01/2044	114	115
1.588% due 03/01/2044	521	527
1.625% due 11/25/2023	129	130
2.526% due 08/01/2029	27	28
2.560% due 01/01/2036	359	374
2.630% due 12/01/2034	146	151
2.644% due 05/01/2035	544	569
2.673% due 03/01/2036	521	548
2.738% due 09/01/2031	28	29
2.753% due 11/01/2034	1,057	1,109
3.058% due 06/01/2035	411	432
3.359% due 12/01/2035	17	18
3.500% due 10/01/2025 - 11/01/2040	454,000	467,560
3.653% due 05/01/2036	64	65
4.000% due 10/01/2013 - 11/01/2040	761,062	782,978
4.381% due 08/01/2028	14	14
4.490% due 03/01/2027	3	4
4.500% due 10/01/2040 - 11/01/2040	219,000	227,883
5.000% due 10/01/2025 - 07/01/2040	228,865	242,337
5.500% due 03/01/2032 - 10/01/2040	1,662,314	1,769,311
5.610% due 01/25/2032	209	208
5.750% due 02/25/2033	289	296
6.000% due 04/25/2043 - 07/25/2044	350	383
6.473% due 10/25/2031	136	141
6.589% due 10/25/2031	745	803
8.500% due 10/25/2019	17	19
9.000% due 12/25/2019	62	71

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Housing Administration
7.430% due 07/01/2018 - 07/01/2024	$185	$186

Freddie Mac
0.457% due 10/15/2020	41	41
0.607% due 12/15/2029	182	182
1.262% due 10/15/2020	4	4
1.586% due 10/25/2044	530	551
1.786% due 07/25/2044	2,701	2,709
2.913% due 08/01/2035	76	80
3.494% due 09/01/2035	22	23
3.726% due 05/01/2025	8	8
4.000% due 05/01/2039 - 02/01/2040	76,623	78,685
4.500% due 10/15/2019 - 10/01/2040	191,012	198,622
5.000% due 04/15/2018 - 04/01/2030	43,140	45,493
5.500% due 10/01/2038	1,219,684	1,294,794
6.500% due 10/25/2043	178	201
6.555% due 09/25/2029	449	480
7.000% due 06/15/2013	50	53
7.002% due 11/25/2030	199	208
8.513% due 12/25/2030	184	210

Ginnie Mae
0.557% due 05/20/2037	6,122	6,101
0.807% due 12/16/2025	101	102
3.125% due 10/20/2027 - 10/20/2029	70	72
3.375% due 06/20/2021 - 04/20/2030	417	431
3.500% due 04/15/2039 - 05/15/2039	6,881	6,954
3.625% due 09/20/2023 - 09/20/2026	58	60
4.000% due 10/01/2040	10,000	10,338
4.500% due 10/01/2040	119,000	125,285
5.500% due 06/20/2035	1,203	1,243
6.000% due 06/20/2038	778	836

Overseas Private Investment Corp.
0.000% due 09/20/2013 - 12/14/2014	18,300	20,280
5.310% due 05/02/2016	11,030	11,789

Residual Funding Strip
0.000% due 10/15/2019	12,600	9,776

Small Business Administration
4.760% due 09/01/2025	295	321
4.875% due 09/10/2013	147	154
5.600% due 09/01/2028	754	842
6.220% due 12/01/2028	874	994
7.190% due 12/01/2019	319	353
7.200% due 10/01/2019	1,130	1,247

Tennessee Valley Authority
0.000% due 04/15/2042 (h)	2,000	2,033
5.250% due 09/15/2039	5,000	5,825

Total U.S. Government Agencies (Cost $5,317,402)		5,325,583

U.S. TREASURY OBLIGATIONS 28.7%

Treasury Inflation Protected Securities (i)
1.250% due 07/15/2020 (k)(n)	588,894	618,937
2.125% due 02/15/2040	31,268	34,925

U.S. Treasury Bonds
3.500% due 02/15/2039	66,410	64,241
4.250% due 05/15/2039	29,660	32,612
4.375% due 02/15/2038	3,100	3,494
4.375% due 11/15/2039 (n)	19,900	22,322
4.625% due 02/15/2040	600	701

See Accompanying Notes	Semiannual Report	September 30, 2010	247

Schedule of Investments  PIMCO Unconstrained Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 08/15/2023	$15,000	$20,316
7.125% due 02/15/2023	66,000	95,195
7.250% due 08/15/2022 (k)(n)	353,700	512,920
7.500% due 11/15/2024	13,200	20,010
7.625% due 11/15/2022	33,000	49,273
7.625% due 02/15/2025	17,400	26,712
7.875% due 02/15/2021	122,000	180,827
8.000% due 11/15/2021	173,200	261,261
8.125% due 05/15/2021	33,000	49,845
8.125% due 08/15/2021	35,400	53,659
8.500% due 02/15/2020	49,700	75,032
8.750% due 05/15/2020	3,600	5,540
8.750% due 08/15/2020	78,300	121,010

U.S. Treasury Notes
2.375% due 08/31/2014 (k)	300	317
2.750% due 11/30/2016	36,400	38,692
2.750% due 02/15/2019 (k)	239,600	248,622
3.000% due 02/28/2017	63,000	67,779
3.125% due 05/15/2019	14,300	15,202
3.250% due 12/31/2016	14,000	15,286
3.375% due 11/15/2019	191,400	206,263
3.625% due 08/15/2019 (n)	277,939	305,733
3.750% due 11/15/2018	1,400	1,564
3.875% due 05/15/2018	79,000	89,227
8.125% due 08/15/2019	81,600	119,372
8.875% due 02/15/2019	72,000	108,844

Total U.S. Treasury Obligations (Cost $3,275,516)		3,465,733

MORTGAGE-BACKED SECURITIES 5.7%

Adjustable Rate Mortgage Trust
2.891% due 09/25/2035	43	32
3.113% due 05/25/2035	113	112

American General Mortgage Loan Trust
5.150% due 03/25/2058	8,991	9,252

American Home Mortgage Assets
0.446% due 05/25/2046	1,301	702
0.466% due 10/25/2046	234	120

American Home Mortgage Investment Trust
2.034% due 09/25/2045	1,549	1,371
2.678% due 02/25/2045	2,736	2,381

Banc of America Alternative Loan Trust
5.750% due 04/25/2033	1,066	1,108
6.000% due 01/25/2036	2,632	1,930

Banc of America Commercial Mortgage, Inc.
5.421% due 04/10/2049	462	474

Banc of America Funding Corp.
5.500% due 09/25/2034	6,372	5,882
5.806% due 03/25/2037	167	143
6.000% due 03/25/2037	7,000	5,641
6.065% due 10/20/2046	9,125	8,210

Banc of America Mortgage Securities, Inc.
2.957% due 05/25/2034	1,500	1,382
3.306% due 01/25/2035	981	838
6.500% due 09/25/2033	233	242

BCRR Trust
6.002% due 08/17/2045	6,890	7,458

Bear Stearns Adjustable Rate Mortgage Trust
2.300% due 08/25/2035	683	656
2.560% due 08/25/2035	461	437
2.616% due 04/25/2034	458	440
2.760% due 03/25/2035	997	952
2.775% due 08/25/2033	1,236	1,204
2.934% due 03/25/2035	1,151	1,106
2.937% due 08/25/2035	4,414	3,242
3.013% due 05/25/2034	184	173
3.350% due 02/25/2034	13	11
3.569% due 10/25/2033	76	78
3.691% due 11/25/2034	24	23

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.578% due 05/25/2034	$60	$60
5.347% due 05/25/2047	1,370	1,053
5.382% due 02/25/2036	3,494	3,073

Bear Stearns Alt-A Trust
0.416% due 08/25/2036	6,063	3,231
0.456% due 02/25/2034	249	103
0.936% due 09/25/2034	438	351
2.848% due 05/25/2035	2,531	2,059
2.984% due 09/25/2035	3,372	2,563
3.016% due 08/25/2036 (a)	42	21
4.044% due 11/25/2035	458	262
5.011% due 01/25/2036	4,516	2,699
5.316% due 11/25/2036	4,450	2,754
5.386% due 11/25/2036	7,226	4,492
5.533% due 11/25/2036	2,052	1,452

Bear Stearns Commercial Mortgage Securities
0.367% due 03/15/2019	337	319

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036	525	364
5.436% due 12/26/2046	2,610	1,864

Chase Mortgage Finance Corp.
2.926% due 02/25/2037	1,320	1,331
3.154% due 02/25/2037	173	173
3.186% due 02/25/2037	960	892
3.243% due 07/25/2037	367	362
5.420% due 03/25/2037	354	294

Chaseflex Trust
0.716% due 07/25/2037	1,113	626
6.000% due 02/25/2037	2,000	1,587
6.350% due 08/25/2037	6,000	4,274

Citicorp Mortgage Securities, Inc.
5.500% due 04/25/2037	1,951	1,764

Citigroup Commercial Mortgage Trust
4.639% due 05/15/2043	1,559	1,599

Citigroup Mortgage Loan Trust, Inc.
2.510% due 08/25/2035	649	611
2.560% due 08/25/2035	413	386
2.917% due 08/25/2035	739	698
3.408% due 02/25/2034	650	636
5.407% due 11/25/2036	2,621	1,608
5.500% due 09/25/2035	1,298	1,251
5.864% due 09/25/2037	2,084	1,529

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	400	437

Countrywide Alternative Loan Trust
0.407% due 05/20/2046	31	30
0.416% due 02/25/2047	650	413
0.436% due 05/25/2047	10,673	5,930
0.437% due 02/20/2047	896	506
0.446% due 11/25/2046	484	278
0.452% due 12/20/2046	12,677	6,295
0.467% due 03/20/2046	5,216	2,958
0.536% due 12/25/2035	666	466
0.536% due 02/25/2037	752	434
0.606% due 05/25/2037	177	92
0.706% due 09/25/2035	13,011	8,942
0.756% due 12/25/2035	12,963	7,649
0.756% due 05/25/2037	4,300	2,387
1.156% due 12/25/2036	17,515	9,166
1.370% due 12/25/2035	2,589	1,605
1.370% due 02/25/2036	37	25
3.834% due 06/25/2037	8,549	5,348
5.250% due 10/25/2033	4,500	4,254
5.250% due 06/25/2035	102	84
5.500% due 11/25/2035	4,985	3,742
5.500% due 01/25/2036	1,800	1,321
5.500% due 03/25/2036	151	110
6.000% due 04/25/2036	2,500	1,877
6.000% due 05/25/2036	2,437	1,735
6.000% due 05/25/2037	2,775	1,726
6.000% due 08/25/2037	4,619	3,606

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 11/25/2036		$2,349	$1,765
6.500% due 06/25/2036		337	211

Countrywide Home Loan Mortgage Pass-Through Trust
0.576% due 03/25/2035		10,965	6,499
0.586% due 02/25/2035		140	104
0.596% due 06/25/2035		1,763	1,505
0.636% due 09/25/2034		20	12
0.656% due 11/25/2034		177	148
2.801% due 06/20/2035		74	53
2.878% due 09/25/2034		105	46
2.948% due 08/25/2034		1,680	1,383
2.985% due 08/25/2034		45	32
3.466% due 11/25/2034		158	137
4.669% due 02/20/2036		50	40
5.000% due 11/25/2035		1,821	1,614
5.250% due 02/20/2036		1,944	1,256
5.500% due 11/25/2035		1,076	1,011
5.574% due 09/20/2036		531	320
5.750% due 07/25/2037		43,059	36,318
6.000% due 02/25/2036		3,056	2,587
6.000% due 05/25/2036		12,504	10,198

Credit Suisse First Boston Mortgage Securities Corp.
2.494% due 07/25/2033		12	11
2.682% due 08/25/2033		175	172
6.500% due 04/25/2033		3	3
6.530% due 06/15/2034		390	396

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		4,455	4,690
5.467% due 09/18/2039		2,500	2,723
6.250% due 08/25/2036		3,500	2,742

Deutsche ALT-A Securities, Inc.
0.346% due 08/25/2037		404	404

Downey Savings & Loan Association Mortgage Loan Trust
0.517% due 08/19/2045		67	44
2.483% due 07/19/2044		1,127	837

EF Hutton Trust II
9.950% due 10/20/2018		40	41

EMF-NL
1.646% due 04/17/2041	EUR	7,700	8,135
1.846% due 07/17/2041		1,200	1,101
2.096% due 10/17/2041		600	565

Eurosail PLC
1.596% due 10/17/2040		6,067	7,398

First Horizon Alternative Mortgage Securities
2.545% due 09/25/2034		$223	214
2.570% due 09/25/2035		1,847	1,340

First Horizon Asset Securities, Inc.
2.838% due 07/25/2033		34	33
2.876% due 12/25/2033		80	78
2.923% due 08/25/2035		254	245

First Republic Mortgage Loan Trust
0.607% due 11/15/2031		32	29

GE Capital Commercial Mortgage Corp.
3.884% due 12/10/2049		1,204	1,206

German Residential Asset Note Distributor PLC
1.101% due 07/20/2016	EUR	24,618	29,183

GMAC Commercial Mortgage Securities, Inc.
0.965% due 04/15/2034 (b)		$29,840	102
4.576% due 05/10/2040		505	532

Greenpoint Mortgage Funding Trust
0.336% due 01/25/2047		204	192
0.526% due 11/25/2045		37	22

Greenpoint Mortgage Pass-Through Certificates
3.098% due 10/25/2033		187	160

GS Mortgage Securities Corp. II
4.295% due 01/10/2040		5,186	5,351

248	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.374% due 05/17/2045	$4,600	$5,106

GSR Mortgage Loan Trust
2.140% due 03/25/2033	71	70
2.866% due 09/25/2035	941	924
2.923% due 09/25/2035	1,891	1,813
5.000% due 05/25/2037	4,706	4,330
5.750% due 03/25/2036	3,210	2,841
5.750% due 01/25/2037	3,500	3,037
6.000% due 02/25/2036	9,213	8,460
6.000% due 03/25/2037	7,753	7,005
6.000% due 05/25/2037	4,912	4,670
6.500% due 09/25/2036	1,884	1,621

Harborview Mortgage Loan Trust
0.437% due 11/19/2036	459	289
0.437% due 11/19/2046	155	80
0.447% due 01/19/2038	6,798	4,269
0.477% due 05/19/2035	1,116	700
0.497% due 06/19/2035	205	134
0.497% due 03/19/2036	6,377	3,725
0.527% due 03/19/2035	6,215	4,272
0.537% due 02/19/2036	2,929	1,776
3.041% due 05/19/2033	147	149
3.048% due 07/19/2035	1,146	913

Impac CMB Trust
0.916% due 03/25/2035	682	473

Impac Secured Assets CMN Owner Trust
0.606% due 05/25/2036	948	793

Indymac ARM Trust
2.106% due 01/25/2032	6	5

Indymac IMSC Mortgage Loan Trust
5.604% due 06/25/2037	2,418	1,217

Indymac INDA Mortgage Loan Trust
4.924% due 12/25/2036	151	110
4.947% due 01/25/2036	5,405	4,537

Indymac Index Mortgage Loan Trust
0.456% due 11/25/2046	1,006	226
2.675% due 01/25/2036	1,317	812
2.767% due 12/25/2034	52	39

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	231	209

JPMorgan Mortgage Trust
2.885% due 05/25/2034	429	416
2.971% due 07/25/2035	211	206
3.279% due 07/25/2035	186	183
4.071% due 11/25/2033	70	70
5.022% due 02/25/2035	839	851
5.409% due 11/25/2035	3,379	3,278
5.686% due 04/25/2036	5,697	5,647
5.750% due 01/25/2036	7,132	6,454
6.000% due 08/25/2037	18,093	17,201
6.250% due 07/25/2036	5,400	5,071
6.500% due 08/25/2036	8,580	7,103

LB-UBS Commercial Mortgage Trust
4.567% due 06/15/2029	115	116
5.642% due 12/15/2025	134	136

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.377% due 09/15/2021	2,994	2,875
0.557% due 06/15/2022	7,514	7,089

Luminent Mortgage Trust
0.426% due 12/25/2036	447	283

MASTR Adjustable Rate Mortgages Trust
0.556% due 05/25/2047	900	209
2.378% due 05/25/2034	861	799

MASTR Alternative Loans Trust
0.656% due 11/25/2033	388	377

MASTR Asset Securitization Trust
5.500% due 11/25/2017	42	44
5.500% due 09/25/2033	94	98

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Seasoned Securities Trust
4.608% due 10/25/2032		$82	$72

Mellon Residential Funding Corp.
0.607% due 11/15/2031		143	136
0.697% due 12/15/2030		257	243

Merrill Lynch Floating Trust
0.796% due 07/09/2021		4,799	4,467

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036		2,716	2,119
0.506% due 08/25/2036		53	35
2.570% due 02/25/2033		65	62

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035		709	631
1.350% due 11/25/2029 (b)		11,326	397
2.009% due 10/25/2035		542	495

Morgan Stanley Capital I
5.447% due 02/12/2044		50	52

Morgan Stanley Mortgage Loan Trust
2.508% due 07/25/2035		869	627
2.600% due 07/25/2035		476	340
2.943% due 08/25/2034		131	112
5.175% due 06/25/2036		206	195
6.000% due 10/25/2037		8,747	6,543

Morgan Stanley Re-REMIC Trust
6.002% due 08/12/2045		900	986

Newgate Funding PLC
1.479% due 12/15/2050	EUR	19,000	21,006

Nomura Asset Acceptance Corp.
2.788% due 10/25/2035		$2,113	1,638

Opteum Mortgage Acceptance Corp.
5.675% due 12/25/2035		9,056	8,602

Prime Mortgage Trust
5.500% due 06/25/2036		1,824	1,526

RBSCF Trust
6.102% due 02/16/2051		2,500	2,767
6.216% due 12/16/2049		8,000	8,822

Residential Accredit Loans, Inc.
0.416% due 01/25/2037		9,713	5,621
0.436% due 06/25/2046		1,484	593
0.466% due 04/25/2046		1,542	653
0.506% due 02/25/2036		859	370
0.556% due 08/25/2035		205	131
0.656% due 03/25/2033		291	261
0.656% due 10/25/2045		734	398
3.261% due 03/25/2035		2,275	1,571
3.411% due 02/25/2035		3,493	2,507
5.893% due 01/25/2036		527	295

Residential Asset Securitization Trust
0.656% due 05/25/2033		226	198
0.656% due 01/25/2046		4,765	2,290
0.956% due 10/25/2035		14,912	10,301
5.500% due 07/25/2035		258	208
5.500% due 09/25/2035		703	558
5.500% due 12/25/2035		1,088	930
5.750% due 02/25/2036		3,165	2,310
6.000% due 07/25/2037		3,500	2,866
6.250% due 07/25/2036		12,009	7,999

Residential Funding Mortgage Securities I
3.275% due 09/25/2035		57	42
3.546% due 09/25/2036		144	94
5.500% due 11/25/2035		10,673	9,377
5.646% due 02/25/2036		1,959	1,451
6.000% due 10/25/2036		3,300	2,862
6.500% due 03/25/2032		12	13

Salomon Brothers Mortgage Securities VII, Inc.
0.756% due 05/25/2032		262	217

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
1.752% due 01/25/2035	57	31
2.664% due 04/25/2034	183	160
2.695% due 08/25/2035	86	70
2.711% due 01/25/2035	416	303
2.783% due 02/25/2034	91	88
5.210% due 09/25/2034	290	272
5.826% due 04/25/2036	3,033	2,305

Structured Asset Mortgage Investments, Inc.
0.356% due 09/25/2047	12	12
0.446% due 07/25/2046	254	154
0.466% due 04/25/2036	823	469
0.466% due 08/25/2036	970	608
0.476% due 05/25/2036	2,459	1,401
0.507% due 07/19/2035	286	258
0.536% due 02/25/2036	279	173
0.556% due 08/25/2036	1,000	125
0.607% due 03/19/2034	15	14
0.837% due 07/19/2034	46	41

Structured Asset Securities Corp.
0.306% due 05/25/2036	6	6
2.256% due 01/25/2032	255	226
2.841% due 10/25/2035	712	574
4.320% due 12/25/2034	989	1,000
4.740% due 12/25/2034	1,407	1,368

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037	9	8

Thornburg Mortgage Securities Trust
0.356% due 03/25/2037	1,126	1,097
0.366% due 11/25/2046	1,141	1,110
0.376% due 10/25/2046	1,741	1,728
0.386% due 06/25/2037	53	51

TIAA Seasoned Commercial Mortgage Trust
6.043% due 08/15/2039	1,800	1,786

Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	153	142
4.782% due 03/15/2042	236	236
5.275% due 11/15/2048	2,000	2,057
5.308% due 11/15/2048	900	971
5.572% due 10/15/2048	1,700	1,781

Wachovia Mortgage Loan Trust LLC
5.940% due 03/20/2037	2,485	2,217

WaMu Mortgage Pass-Through Certificates
0.516% due 11/25/2045	106	87
0.526% due 12/25/2045	53	45
0.566% due 01/25/2045	153	128
0.576% due 07/25/2045	38	32
0.576% due 08/25/2045	872	735
0.796% due 12/25/2027	1,839	1,658
1.070% due 02/25/2047	255	151
1.100% due 01/25/2047	126	81
1.120% due 06/25/2047	703	195
1.130% due 04/25/2047	167	107
1.180% due 12/25/2046	802	546
1.190% due 12/25/2046	6,760	4,099
1.350% due 06/25/2046	1,152	851
1.570% due 11/25/2042	51	44
2.384% due 03/25/2033	260	249
2.700% due 06/25/2033	539	518
2.718% due 10/25/2034	1,163	1,081
3.003% due 02/27/2034	463	461
3.253% due 08/25/2046	2,280	1,578
3.253% due 09/25/2046	599	435
3.253% due 10/25/2046	430	302
3.253% due 11/25/2046	1,282	897
5.140% due 01/25/2036	3,560	2,806
5.200% due 03/25/2037	2,071	1,704
5.241% due 02/25/2037	970	731
5.503% due 02/25/2037	1,166	865
5.507% due 11/25/2036	5,075	3,929
5.581% due 06/25/2037	7,396	5,862

See Accompanying Notes	Semiannual Report	September 30, 2010	249

Schedule of Investments  PIMCO Unconstrained Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.665% due 07/25/2037		$1,565	$1,082
5.693% due 10/25/2036		174	133

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.956% due 01/25/2036		15,371	9,392
1.310% due 07/25/2046		203	95

Washington Mutual MSC Mortgage Pass-Through Certificates
2.770% due 02/25/2033		30	28

Wells Fargo Mortgage-Backed Securities Trust
2.873% due 03/25/2035		1,275	1,172
2.889% due 07/25/2035		14	14
2.893% due 06/25/2035		1,138	1,089
2.904% due 03/25/2035		7,275	6,940
2.911% due 09/25/2034		4,689	3,222
2.966% due 12/25/2034		1,000	974
3.424% due 04/25/2036		5,121	4,858
3.778% due 06/25/2035		1,082	1,081
4.576% due 03/25/2036		5,874	5,052
4.626% due 09/25/2033		4,130	4,245
4.679% due 12/25/2033		27	27
4.900% due 01/25/2035		681	664
5.000% due 11/25/2036		800	783
5.442% due 07/25/2036		10,200	8,684
5.500% due 03/25/2036		972	902
5.505% due 05/25/2036		1,778	1,476
6.000% due 03/25/2037		10,500	9,684
6.000% due 04/25/2037		7,600	6,985
6.000% due 07/25/2037		4,000	3,367

Windermere CMBS PLC
1.074% due 08/22/2016	EUR	20,072	23,680

Total Mortgage-Backed Securities (Cost $636,462)			694,293

ASSET-BACKED SECURITIES 1.0%

Accredited Mortgage Loan Trust
0.306% due 02/25/2037		$5	4

Ally Auto Receivables Trust
1.320% due 03/15/2012		2,032	2,038

Ameriquest Mortgage Securities, Inc.
5.325% due 11/25/2035		1,335	1,372

Amortizing Residential Collateral Trust
0.836% due 07/25/2032		6	6
0.956% due 10/25/2031		905	785

Argent Securities, Inc.
0.456% due 10/25/2035		73	67

Asset-Backed Funding Certificates
0.606% due 06/25/2034		388	301
1.389% due 12/25/2032		1,722	1,506

Bayview Financial Acquisition Trust
5.638% due 11/28/2036		810	756

Bear Stearns Asset-Backed Securities Trust
0.306% due 11/25/2036		24	23
0.586% due 01/25/2036		40	39
0.606% due 09/25/2034		9	9
1.256% due 11/25/2042		25	22
5.500% due 08/25/2036		2,535	1,445

Bear Stearns Second Lien Trust
0.476% due 12/25/2036		2,297	1,878

Carrington Mortgage Loan Trust
0.306% due 12/25/2036		32	30
0.306% due 01/25/2037		192	184
0.356% due 06/25/2037		143	126
0.416% due 01/25/2036		53	53

Citicorp Residential Mortgage Securities, Inc.
5.540% due 03/25/2037		176	176

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
0.316% due 05/25/2037	$28	$26
0.316% due 07/25/2045	134	105
0.356% due 10/25/2036	111	111
0.416% due 12/25/2036	4,675	1,697

Countrywide Asset-Backed Certificates
0.306% due 05/25/2037	126	125
0.306% due 06/25/2047	284	279
0.356% due 09/25/2037	154	147
0.366% due 10/25/2046	104	103
0.416% due 02/25/2036	1	1
0.596% due 12/25/2036	813	351
0.736% due 12/25/2031	2	1
0.856% due 04/25/2035	909	906
5.683% due 10/25/2046	6,163	5,889
5.689% due 10/25/2046	4,670	3,404

Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032	9	7

Credit-Based Asset Servicing & Securitization LLC
5.239% due 03/25/2037	1,900	1,024
5.821% due 01/25/2037	2,000	971
5.844% due 04/25/2037	159	160
6.280% due 05/25/2035	2,354	2,335

Delta Funding Home Equity Loan Trust
7.790% due 05/25/2030	1,302	1,361

Denver Arena Trust
6.940% due 11/15/2019	103	94

First NLC Trust
0.326% due 08/25/2037	42	29

Ford Credit Auto Owner Trust
1.210% due 01/15/2012	1,519	1,520

Fremont Home Loan Truste
0.316% due 01/25/2037	25	23

GSAA Trust
4.999% due 09/25/2035	2,333	2,121

Home Equity Mortgage Trust
5.367% due 07/25/2036	430	92

HSBC Home Equity Loan Trust
0.547% due 01/20/2034	5,525	5,003
0.567% due 01/20/2035	53	48
5.690% due 07/20/2036	976	1,004

HSI Asset Securitization Corp. Trust
0.306% due 10/25/2036	44	33
0.316% due 05/25/2037	85	83

IXIS Real Estate Capital Trust
0.486% due 01/25/2037	7,000	2,601

JPMorgan Mortgage Acquisition Corp.
0.316% due 03/25/2047	33	24
0.336% due 08/25/2036	4	1
0.396% due 10/25/2036	12,500	5,390
5.830% due 07/25/2036	9,000	4,719

Lehman XS Trust
0.406% due 04/25/2037	187	138

Long Beach Mortgage Loan Trust
0.416% due 09/25/2036	3,813	1,432
0.536% due 10/25/2034	588	501
0.556% due 02/25/2036	2,890	1,015
0.596% due 01/25/2046	5,000	1,844

MASTR Asset-Backed Securities Trust
0.306% due 11/25/2036	145	93
0.316% due 11/25/2036	36	36

Merit Securities Corp.
6.690% due 07/28/2033	2,219	2,431

Merrill Lynch First Franklin Mortgage Loan Trust
0.506% due 04/25/2037	12,500	6,112

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors, Inc.
0.326% due 07/25/2037	$98	$97
5.450% due 02/25/2037	2,000	577

Morgan Stanley ABS Capital I
0.306% due 11/25/2036	82	82
0.496% due 06/25/2036	2,000	757
1.306% due 09/25/2033	3,205	2,455

Morgan Stanley IXIS Real Estate Capital Trust
0.306% due 11/25/2036	1	1

Nationstar Home Mortgage LLC
3.756% due 07/25/2034	129	16

Option One Mortgage Loan Trust
0.386% due 07/25/2037	1,900	1,051
5.599% due 01/25/2037	9,000	7,889

Ownit Mortgage Loan Asset-Backed Certificates
5.290% due 12/25/2036	1,642	1,031

Park Place Securities, Inc.
0.516% due 09/25/2035	46	42

Popular ABS Mortgage Pass-Through Trust
4.620% due 04/25/2035	203	203

Renaissance Home Equity Loan Trust
0.756% due 12/25/2033	49	41
5.903% due 09/25/2037	7,990	5,802

Residential Asset Mortgage Products, Inc.
0.526% due 09/25/2035	1,447	1,438
0.816% due 06/25/2032	8	6
1.456% due 09/25/2047	617	475

Residential Asset Securities Corp.
5.010% due 04/25/2033	4,101	3,658
6.228% due 04/25/2032	1,231	1,259
7.279% due 04/25/2032	637	581

Restructured Asset Securities
4.000% due 12/15/2030	1,928	1,913

SBI HELOC Trust
0.426% due 08/25/2036	17	17

Securitized Asset-Backed Receivables LLC Trust
0.386% due 05/25/2037	495	377

SLM Student Loan Trust
0.498% due 10/25/2016	505	504
1.798% due 01/25/2018	3,525	3,636
1.998% due 04/25/2023	2,325	2,409

Soundview Home Equity Loan Trust
0.316% due 11/25/2036	178	84
0.536% due 10/25/2036	13,000	5,276

Specialty Underwriting & Residential Finance
0.406% due 09/25/2037	6,700	2,076

Structured Asset Investment Loan Trust
0.306% due 07/25/2036	3	3

Structured Asset Securities Corp.
0.306% due 10/25/2036	27	27
0.496% due 08/25/2035	62	60
0.546% due 01/25/2033	10	9
4.440% due 02/25/2035	248	245

Terwin Mortgage Trust
0.726% due 12/25/2034	167	127
4.650% due 07/25/2036	268	274
4.761% due 09/25/2036	576	576
4.849% due 08/25/2036	669	624

USAA Auto Owner Trust
4.980% due 10/15/2012	247	247

WaMu Asset-Backed Certificates
0.406% due 01/25/2037	10,200	4,093

250	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Home Equity Trust
0.486% due 10/25/2035		$88	$88

Total Asset-Backed Securities (Cost $107,104)			116,336

SOVEREIGN ISSUES 7.3%

Australia Government Bond
4.750% due 06/15/2016	AUD	213,500	204,819
6.000% due 02/15/2017		90,200	92,325

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	9,381	5,445
10.000% due 01/01/2017		96,190	52,600

Canada Government Bond
1.000% due 09/01/2011	CAD	273,500	265,258
1.500% due 03/01/2012		138,000	134,495
1.500% due 12/01/2012		84,000	81,782

Province of Ontario Canada
4.600% due 06/02/2039		10,300	10,661

Province of Quebec Canada
5.000% due 12/01/2041		5,000	5,460

Qatar Government International Bond
5.250% due 01/20/2020		$25,900	28,619

Republic of Germany
3.750% due 01/04/2019	EUR	600	918

Total Sovereign Issues (Cost $854,783)			882,382

		SHARES
COMMON STOCKS 0.0%

BANKING & FINANCE 0.0%

CIT Group, Inc. (f)		58,149	2,374

Total Common Stocks (Cost $631)			2,374

		SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011		51,500	$443

UTILITIES 0.2%

PPL Corp.
9.500% due 07/01/2013		488,400	27,868

Total Convertible Preferred Securities (Cost $25,301)			28,311

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Citigroup, Inc.
6.150% due 12/15/2012		465,000	6,952

Fannie Mae
8.250% due 12/31/2049		8,000	4

Total Preferred Securities (Cost $7,267)			6,956

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.3%

COMMERCIAL PAPER 0.0%

MBNA Europe Funding PLC
6.000% due 11/12/2010	GBP	2,069	3,261

REPURCHASE AGREEMENTS 0.8%

Credit Suisse Securities (USA) LLC
0.200% due 10/01/2010		$8,300	8,300
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $8,495. Repurchase proceeds are $8,300.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010		$89,000	$89,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $90,802. Repurchase proceeds are $89,001.)

			97,300

JAPAN TREASURY BILLS 1.7%
0.112% due 10/18/2010	JPY	16,560,000	198,360

U.S. TREASURY BILLS 0.4%
0.191% due 10/07/2010 - 11/18/2010 (g)(k)(l)(n)		$48,512	48,500

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (j) 5.4%
		65,550,164	656,682

Total Short-Term Instruments (Cost $993,204)			1,004,103

PURCHASED OPTIONS (p) 0.0%
(Cost $135)			129

Total Investments 128.5% (Cost $14,956,371)			$15,516,741

Written Options (q) (0.2%) (Premiums $23,594)			(26,025)

Other Assets and Liabilities (Net) (28.3%)			(3,411,053)

Net Assets 100.0%			$12,079,663

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	When-Issued security.
(e)	Payment in-kind bond security.
(f)	Non-income producing security.
(g)	Coupon represents a weighted average yield.
(h)	Security becomes interest bearing at a future date.
(i)	Principal amount of security is adjusted for inflation.
(j)	Affiliated to the Fund.
(k)	Securities with an aggregate market value of $85,891 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(l)	Securities with an aggregate market value of $780 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.
(m)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $71,400 at a weighted average interest rate of 0.056%. On September 30, 2010, there were no open reverse repurchase agreements.

See Accompanying Notes	Semiannual Report	September 30, 2010	251

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

(n)	Securities with an aggregate market value of $44,023 and cash of $30 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2011	38	$59
Euro-Bobl December Futures	Long	12/2010	229	(124)
Euro-Bund 10-Year Bond December Futures	Long	12/2010	1,597	925
Japan Government 10-Year Bond December Futures	Short	12/2010	56	(1,437)
U.S. Treasury 2-Year Note December Futures	Short	12/2010	30	(11)
U.S. Treasury 5-Year Note December Futures	Short	12/2010	3,247	(3,598)
U.S. Treasury 10-Year Note December Futures	Short	12/2010	17,697	(9,477)
U.S. Treasury 30-Year Bond December Futures	Short	12/2010	4,041	(5,714)

				$(19,377)

(o)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	RBS	(1.950%	)	04/15/2020	$	3,000	$1,046	$915	$131

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BOA	(1.510%	)	12/20/2018	3.387%	$	1,700	$204	$0	$204
Altria Group, Inc.	BNP	(1.000%	)	12/20/2018	1.403%		4,100	118	(66)	184
Altria Group, Inc.	BNP	(1.300%	)	12/20/2018	1.439%		5,000	48	0	48
Austria Government Bond	BNP	(1.000%	)	03/20/2015	0.791%		35,900	(336)	(293)	(43)
Avnet, Inc.	DUB	(1.000%	)	09/20/2016	1.899%		1,600	77	29	48
Black & Decker Corp.	BOA	(2.250%	)	06/20/2014	0.269%		4,600	(340)	0	(340)
Block Financial LLC	JPM	(1.270%	)	03/20/2013	4.070%		2,300	147	0	147
BNP Paribas	JPM	(0.660%	)	03/20/2014	0.865%		10,000	68	0	68
British Telecommunications PLC	MSC	(1.360%	)	03/20/2018	1.467%		800	5	0	5
Capital One Financial Corp.	DUB	(1.000%	)	09/20/2017	1.078%		100	0	1	(1)
CBS Corp.	BCLY	(1.000%	)	06/20/2019	1.483%		5,000	181	456	(275)
Centex Corp.	BNP	(1.000%	)	06/20/2016	1.856%		4,800	212	48	164
Centex Corp.	GSC	(1.000%	)	06/20/2014	1.565%		1,000	20	14	6
CIGNA Corp.	JPM	(1.000%	)	06/20/2019	1.042%		6,500	19	296	(277)
Citigroup, Inc.	BOA	(1.000%	)	09/20/2020	1.733%		13,400	786	772	14
Con-way, Inc.	JPM	(3.750%	)	03/20/2018	2.731%		2,500	(161)	0	(161)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	3.697%		6,900	697	639	58
Devon Energy Corp.	BCLY	(1.050%	)	03/20/2014	0.378%		20,000	(469)	0	(469)
DR Horton, Inc.	BNP	(1.000%	)	03/20/2016	2.818%		2,500	219	162	57
Embarq Corp.	BCLY	(1.000%	)	06/20/2013	1.211%		500	3	(9)	12
Embarq Corp.	DUB	(1.000%	)	06/20/2013	1.211%		200	1	(4)	5
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.936%		10,700	520	(187)	707
HCA, Inc.	JPM	(5.000%	)	03/20/2014	3.540%		5,000	(242)	(223)	(19)
Ingersoll-Rand Co.	BCLY	(0.400%	)	09/20/2013	0.239%		1,200	(6)	0	(6)
JC Penney Corp., Inc.	GSC	(1.000%	)	09/20/2012	1.385%		4,400	32	19	13
Jones Apparel Group, Inc.	BCLY	(5.000%	)	06/20/2014	1.714%		15,000	(1,778)	(153)	(1,625)
KB Home	BNP	(1.000%	)	03/20/2015	4.383%		1,200	158	50	108
KB Home	BOA	(1.000%	)	06/20/2018	4.728%		1,300	275	63	212
Lloyds Banking Group PLC	MSC	(3.000%	)	06/20/2020	2.653%	EUR	10,000	(379)	(190)	(189)
Macy’s Retail Holdings, Inc.	DUB	(1.000%	)	03/20/2013	1.188%	$	9,200	39	62	(23)
Macy’s Retail Holdings, Inc.	RBS	(1.000%	)	12/20/2016	1.939%		7,600	397	359	38
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	1.277%		2,000	26	(46)	72
Masco Corp.	GSC	(1.000%	)	03/20/2017	2.960%		2,500	269	224	45
Masco Corp.	JPM	(1.000%	)	06/20/2015	2.732%		3,000	222	139	83
Masco Corp.	UBS	(4.650%	)	12/20/2016	3.041%		5,000	(435)	0	(435)
McKesson Corp.	BOA	(0.640%	)	03/20/2019	0.609%		5,000	(13)	0	(13)
Nabors Industries, Inc.	CITI	(1.000%	)	03/20/2018	1.603%		2,500	98	22	76
New Albertsons, Inc.	DUB	(1.000%	)	03/20/2011	3.347%		4,900	52	49	3
New York Times Co.	BCLY	(1.000%	)	03/20/2015	2.449%		2,000	119	115	4
Newell Rubbermaid, Inc.	BOA	(2.710%	)	06/20/2019	1.530%		3,400	(304)	0	(304)
Office Depot, Inc.	BOA	(5.000%	)	09/20/2013	4.523%		6,500	(94)	(117)	23
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	4.523%		2,000	(29)	(47)	18
Pactiv Corp.	MSC	(5.000%	)	06/20/2017	5.220%		5,000	49	(328)	377
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.638%		6,000	(58)	0	(58)
ProLogis	CITI	(1.000%	)	06/20/2012	2.536%		2,000	52	43	9
Rohm and Haas Co.	BOA	(1.000%	)	09/20/2017	0.815%		1,000	(12)	(11)	(1)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	2.567%		4,500	(85)	(9)	(76)
RPM International, Inc.	GSC	(1.000%	)	03/20/2018	1.548%		4,000	144	58	86

252	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	2.894%	$	5,000	$(104)	$0	$(104)
Sara Lee Corp.	BNP	(0.640%	)	09/20/2013	0.530%		1,200	(4)	0	(4)
Sempra Energy	BCLY	(1.100%	)	03/20/2014	0.456%		16,100	(362)	0	(362)
Sempra Energy	CITI	(1.000%	)	06/20/2016	0.676%		7,000	(126)	(88)	(38)
Sprint Nextel Corp.	BOA	(1.000%	)	09/20/2017	3.657%		6,300	947	617	330
Staples, Inc.	BOA	(3.750%	)	03/20/2014	0.957%		6,000	(576)	0	(576)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	06/20/2012	0.861%		2,100	(153)	(64)	(89)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	03/20/2013	1.045%		2,000	(197)	(97)	(100)
Talisman Energy, Inc.	BOA	(1.000%	)	06/20/2019	0.981%		4,000	(7)	48	(55)
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.295%		1,400	10	0	10
Toll Brothers Finance Corp.	BNP	(1.000%	)	12/20/2017	2.334%		2,000	164	108	56
Transocean, Inc.	BCLY	(1.000%	)	06/20/2011	0.758%		6,400	(13)	43	(56)
Transocean, Inc.	DUB	(5.000%	)	03/20/2012	1.065%		12,800	(759)	(53)	(706)
Transocean, Inc.	GSC	(1.000%	)	03/20/2011	0.758%		21,200	(31)	421	(452)
Transocean, Inc.	GSC	(1.000%	)	03/20/2012	1.065%		5,000	3	129	(126)
Whirlpool Corp.	CITI	(1.000%	)	06/20/2014	1.280%		5,000	49	354	(305)
Wyeth	BCLY	(0.390%	)	09/20/2013	0.120%		1,000	(8)	0	(8)

								$(651)	$3,355	$(4,006)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
BP Capital Markets PLC	BCLY	1.000%	06/20/2012	0.926%	EUR	2,900	$6	$(319)	$325
BP Capital Markets PLC	BCLY	1.000%	06/20/2015	1.613%		4,300	(156)	(647)	491
BP Capital Markets PLC	CITI	5.000%	06/20/2015	1.604%	$	900	136	16	120
BP Capital Markets PLC	CSFB	5.000%	06/20/2015	1.604%		9,700	1,472	149	1,323
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%		26,400	1,167	(298)	1,465
BP Capital Markets PLC	GSC	5.000%	06/20/2015	1.604%		10,100	1,532	50	1,482
BP Capital Markets PLC	GSC	5.000%	09/20/2015	1.650%		3,700	579	62	517
BP Capital Markets PLC	JPM	5.000%	09/20/2011	0.641%		900	40	(23)	63
BP Capital Markets PLC	JPM	5.000%	06/20/2015	1.604%		4,800	728	71	657
Egypt Government International Bond	BCLY	1.000%	06/20/2015	2.323%		18,700	(1,079)	(1,371)	292
Egypt Government International Bond	CITI	1.000%	06/20/2015	2.323%		17,000	(981)	(1,208)	227
Egypt Government International Bond	DUB	1.000%	06/20/2015	2.323%		8,800	(508)	(642)	134
France Government Bond	CITI	0.250%	06/20/2011	0.361%		39,800	(29)	(56)	27
France Government Bond	MSC	0.250%	06/20/2011	0.361%		85,700	(62)	(120)	58
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.831%		400	(16)	(30)	14
Goldman Sachs Group, Inc.	BCLY	1.000%	06/20/2011	0.936%		44,400	34	(128)	162
International Lease Finance Corp.	CITI	5.000%	06/20/2015	4.750%		7,100	80	0	80
Merrill Lynch & Co., Inc.	JPM	1.000%	06/20/2011	1.066%		28,100	(5)	(81)	76

							$2,938	$(4,575)	$7,513

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)			Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-12 5-Year Index	BOA	(5.000%	)	06/20/2014	$		86,856	$(2,069)	$5,429	$(7,498)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014			94,000	(2,239)	3,496	(5,735)
CDX.HY-13 5-Year Index	CITI	(5.000%	)	12/20/2014			118,800	(1,341)	297	(1,638)
CDX.HY-14 5-Year Index	CITI	(5.000%	)	06/20/2015			182,100	1,373	1,356	17
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014			71,821	(321)	1,233	(1,554)
CDX.IG-13 5-Year Index	BOA	(1.000%	)	12/20/2014			300,000	(840)	(1,888)	1,048
CDX.IG-13 5-Year Index	MSC	(1.000%	)	12/20/2014			184,000	(515)	(1,458)	943
CDX.IG-14 5-Year Index	BOA	(1.000%	)	06/20/2015			132,200	65	1,349	(1,284)
CDX.IG-14 5-Year Index	MSC	(1.000%	)	06/20/2015			62,900	31	656	(625)
CMBX.NA AAA 3 Index	GSC	(0.080%	)	12/13/2049			76,900	4,558	10,862	(6,304)
CMBX.NA AAA 4 Index	GSC	(0.350%	)	02/17/2051			126,200	8,443	19,146	(10,703)
iTraxx Europe 12 Index	GSC	(1.000%	)	12/20/2014		EUR	25,600	(53)	(448)	395

								$7,092	$40,030	$(32,938)

See Accompanying Notes	Semiannual Report	September 30, 2010	253

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE PENAAA 06-2 Index	CSFB	0.110%	05/25/2046	$	471	$(101)	$(179)	$78
ABX.HE PENAAA 07-1 Index	BCLY	0.090%	08/25/2037		2,093	(873)	(1,350)	477
ABX.HE PENAAA 07-1 Index	CSFB	0.090%	08/25/2037		797	(333)	(515)	182
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016		578	(24)	(46)	22

						$(1,331)	$(2,090)	$759

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps
Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Floating rate equal to 3-Month EUR-LIBOR less 0.240% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	12/10/2012	DUB	$	26,751	EUR	19,700	$(111)	$32	$(143)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC	BRL	59,500	$360	$392	$(32)
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		62,500	338	260	78
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		22,500	122	110	12
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		189,500	1,183	(514)	1,697
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		80,100	173	84	89
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		74,000	513	587	(74)
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		117,900	1,137	88	1,049
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		127,500	1,416	14	1,402
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		214,000	1,954	(39)	1,993
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		157,100	1,625	223	1,402
Pay	1-Year BRL-CDI	12.610%	01/02/2013	RBS		89,700	1,012	0	1,012
Pay	1-Year BRL-CDI	11.860%	01/02/2014	MLP		7,500	7	(3)	10
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		129,300	268	0	268
Pay	1-Year BRL-CDI	11.960%	01/02/2014	GSC		290,800	1,687	(354)	2,041
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		59,700	505	126	379
Pay	1-Year BRL-CDI	12.310%	01/02/2014	MLP		214,800	1,586	1,193	393
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		22,400	376	128	248
Receive	3-Month USD-LIBOR	3.250%	09/02/2020	BOA	$	10,100	(651)	0	(651)
Receive	3-Month USD-LIBOR	3.250%	09/02/2020	CSFB		4,000	(258)	0	(258)
Receive	3-Month USD-LIBOR	3.250%	09/02/2020	GSC		25,400	(1,636)	0	(1,636)
Receive	3-Month USD-LIBOR	3.250%	09/02/2020	RBS		4,300	(267)	0	(267)
Receive	3-Month USD-LIBOR	3.500%	09/02/2020	BCLY		177,200	(15,437)	0	(15,437)
Receive	3-Month USD-LIBOR	3.500%	09/02/2020	JPM		25,400	(2,213)	0	(2,213)

							$(6,200)	$2,295	$(8,495)

254	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(p)	Purchased options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$140.000	11/26/2010	6,500	$118	$105
Call - CBOT U.S. Treasury 10-Year Note December Futures	145.000	11/26/2010	1,500	17	24

				$135	$129

(q)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	583	$181	$256
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	583	143	46

				$324	$302

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	27,600	$73	$1,617
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		27,600	224	0
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		60,300	540	323
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		18,300	74	1,072
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		18,300	155	0
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		108,800	1,058	583
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		4,200	29	28
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		379,800	988	1,919
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		379,800	1,841	17
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	01/24/2011		12,800	70	720
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	01/24/2011		12,800	104	1
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		149,700	1,704	802
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		19,500	133	128
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	01/24/2011		75,700	462	4,259
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	01/24/2011		75,700	727	4
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		106,800	1,109	709
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		21,700	207	116
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		15,800	103	926
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		15,800	126	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		106,700	1,014	572
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010		20,800	109	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		109,400	659	30
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		28,500	182	191
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	1.600%	10/29/2010		765,900	1,592	3,870
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.100%	10/29/2010		765,900	4,289	35
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		25,600	186	0
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	01/24/2011		70,400	416	3,961
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	01/24/2011		38,100	381	2
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		91,800	900	610
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		463,100	3,648	3,096

								$23,103	$25,591

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	13,500	$34	$35
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		13,500	44	30
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011	$	18,800	89	67

							$167	$132

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	13,378	$1,424,600	EUR	221,300	$18,802
Sales	8,862	4,725,600		454,600	33,704
Closing Buys	(17,004)	(1,767,000)		(648,900)	(25,720)
Expirations	0	(87,200)		0	(651)
Exercised	(4,070)	(260,000)		0	(2,541)

Balance at 09/30/2010	1,166	$4,036,000	EUR	27,000	$23,594

See Accompanying Notes	Semiannual Report	September 30, 2010	255

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

(r)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
United Airlines, Inc.	1.000%	05/07/2024	12/02/2009	$40	$70	0.00%

(s)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (7)
Fannie Mae	3.500%	10/01/2040	$19,000	$19,119	$19,119
Fannie Mae	3.500%	11/01/2040	18,000	18,058	18,058
Fannie Mae	5.000%	10/01/2025	131,000	139,085	138,983
Fannie Mae	5.000%	06/01/2040	363	386	382
Fannie Mae	5.000%	07/01/2040	224	238	236
Fannie Mae	5.000%	08/12/2040	23,836	25,356	25,453
Fannie Mae	5.000%	10/01/2040	572,950	609,813	607,321
Fannie Mae	5.000%	11/01/2040	2,331,000	2,449,862	2,452,287
Fannie Mae	5.000%	12/01/2099	42,000	44,783	44,493
Fannie Mae	5.500%	10/01/2040	680,600	727,844	723,563
Fannie Mae	6.000%	10/01/2040	298,800	320,381	321,070
Fannie Mae	6.500%	10/01/2040	2,900	3,151	3,164
Freddie Mac	5.000%	10/01/2040	125,000	132,285	131,348
Freddie Mac	5.500%	10/01/2040	776,000	826,187	823,167
Ginnie Mae	5.000%	10/01/2040	83,000	88,966	88,395
Ginnie Mae	5.500%	11/01/2040	3,000	3,219	3,220
Ginnie Mae	6.000%	10/01/2040	500	543	543
Ginnie Mae	6.000%	11/01/2040	8,200	8,885	8,887
Ginnie Mae	6.500%	10/01/2040	4,000	4,385	4,401
Ginnie Mae	6.500%	11/01/2040	3,600	3,946	3,953
U.S. Treasury Bonds	3.500%	05/15/2020	14,200	15,465	15,611
U.S. Treasury Notes	2.500%	06/30/2017	26,900	28,082	28,210
U.S. Treasury Notes	4.500%	11/15/2015	96,800	112,390	114,098

				$5,582,429	$5,575,962

(7)	Market value includes $2,427 of interest payable on short sales.

(t)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	109,219	10/2010	BCLY	$0	$(8,308)	$(8,308)
Sell		115,872	10/2010	BOA	0	(8,720)	(8,720)
Sell		149	10/2010	CITI	0	(8)	(8)
Sell		3,474	10/2010	DUB	0	(275)	(275)
Buy		7,057	10/2010	MSC	433	0	433
Sell		96,027	10/2010	UBS	0	(3,621)	(3,621)
Sell	BRL	40,861	10/2010	BOA	0	(1,440)	(1,440)
Buy		70,161	10/2010	HSBC	1,850	0	1,850
Sell		28	10/2010	HSBC	0	(1)	(1)
Sell		29,271	10/2010	JPM	0	(1,006)	(1,006)
Sell		70,161	12/2010	HSBC	0	(1,876)	(1,876)
Sell		111	12/2010	RBS	0	(1)	(1)
Sell	CAD	94,259	11/2010	DUB	561	0	561
Sell		83,960	11/2010	HSBC	0	(1,086)	(1,086)
Sell		13,901	11/2010	MSC	0	(194)	(194)
Sell		274,789	11/2010	RBC	0	(4,056)	(4,056)
Sell		47,299	11/2010	RBS	282	0	282
Sell	CHF	4,029	11/2010	CITI	0	(125)	(125)
Buy	CNY	7	11/2010	BCLY	0	0	0
Sell		252,973	11/2010	BCLY	0	(254)	(254)
Sell		109,047	11/2010	BOA	0	(125)	(125)
Sell		132,253	11/2010	CITI	0	(116)	(116)
Buy		216,485	11/2010	DUB	0	(70)	(70)
Sell		110,927	11/2010	DUB	0	(135)	(135)
Buy		93,717	11/2010	GSC	0	(73)	(73)
Buy		372,703	11/2010	JPM	0	(202)	(202)
Sell		123,390	11/2010	JPM	0	(124)	(124)
Buy		86,058	11/2010	MSC	0	(28)	(28)
Sell		40,379	11/2010	UBS	0	(56)	(56)
Buy		134,220	01/2011	BCLY	221	0	221
Sell		428,000	01/2011	BCLY	0	(1,400)	(1,400)

256	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	293,780	01/2011	JPM	$280	$0	$280
Buy		178,082	04/2011	CITI	66	0	66
Buy		119,690	04/2011	HSBC	39	0	39
Buy		716,375	04/2011	JPM	1,512	0	1,512
Sell		93,296	04/2011	JPM	0	(327)	(327)
Buy		42,291	06/2011	HSBC	68	0	68
Buy		290,288	06/2011	JPM	582	0	582
Buy		147,433	09/2011	BOA	343	0	343
Buy		181,777	09/2011	CITI	402	0	402
Buy		115,163	09/2011	RBS	229	0	229
Buy		266,970	09/2011	UBS	530	0	530
Buy		393,002	11/2011	DUB	864	0	864
Buy		149,417	02/2012	BCLY	0	(258)	(258)
Buy		104,632	02/2012	BOA	0	(162)	(162)
Buy		227,085	02/2012	CITI	0	(408)	(408)
Buy		106,414	02/2012	DUB	0	(172)	(172)
Buy		118,413	02/2012	JPM	0	(210)	(210)
Buy		40,379	02/2012	UBS	0	(69)	(69)
Sell	EUR	37,713	10/2010	DUB	0	(3,088)	(3,088)
Sell		223,200	11/2010	BCLY	0	(8,597)	(8,597)
Buy		181	11/2010	CSFB	11	0	11
Buy		2,289	11/2010	JPM	6	0	6
Buy	GBP	4,367	12/2010	BOA	70	0	70
Buy		4,015	12/2010	CITI	14	0	14
Sell		69,091	12/2010	CITI	0	(1,207)	(1,207)
Sell		14,771	12/2010	GSC	0	(196)	(196)
Sell		33,367	12/2010	UBS	0	(495)	(495)
Buy	HKD	451,684	01/2011	DUB	18	0	18
Buy	INR	400,504	01/2011	BCLY	239	0	239
Buy		2,183,191	01/2011	HSBC	1,331	0	1,331
Buy		740,452	01/2011	MSC	442	0	442
Sell	JPY	2,283,864	10/2010	GSC	0	(569)	(569)
Sell		16,560,000	10/2010	JPM	0	(11,261)	(11,261)
Buy		4,663,783	10/2010	RBS	99	0	99
Sell		2,379,919	10/2010	UBS	0	(580)	(580)
Buy		51,000	11/2010	GSC	3	0	3
Sell		2,431,795	11/2010	MSC	0	(242)	(242)
Sell		46,305	12/2010	CITI	0	(6)	(6)
Sell		4,663,784	12/2010	RBS	0	(97)	(97)
Buy	KRW	60,211,797	11/2010	BCLY	2,848	0	2,848
Sell		3,773,251	11/2010	BCLY	0	(117)	(117)
Buy		13,971,233	11/2010	BNP	224	0	224
Buy		46,651,703	11/2010	BOA	960	0	960
Buy		93,248,007	11/2010	CITI	3,262	0	3,262
Sell		3,682,800	11/2010	CITI	0	(112)	(112)
Buy		23,001,945	11/2010	DUB	371	0	371
Buy		304,980	11/2010	GSC	7	0	7
Buy		2,849,105	11/2010	HSBC	45	0	45
Buy		2,422,956	11/2010	JPM	16	(5)	11
Buy		5,036,600	11/2010	MSC	137	0	137
Buy		27,047,980	11/2010	RBS	1,361	0	1,361
Sell		5,618,464	11/2010	RBS	0	(162)	(162)
Buy	MXN	21,412	02/2011	JPM	9	0	9
Buy	MYR	371,397	02/2011	BCLY	0	(561)	(561)
Buy	SGD	41,432	11/2010	CITI	52	0	52
Buy		30,585	11/2010	CSFB	7	0	7
Buy		40,533	11/2010	HSBC	18	0	18
Buy		40,405	11/2010	RBS	50	0	50
Buy	TWD	25,156	10/2010	BCLY	1	0	1
Buy		74,653	10/2010	CITI	9	(1)	8
Buy		425,694	10/2010	GSC	274	0	274
Buy		266,354	01/2011	DUB	18	(54)	(36)
Buy		163,076	01/2011	JPM	65	0	65
Buy		251,027	01/2011	MSC	60	0	60
Buy		135,948	01/2011	UBS	69	0	69

					$20,358	$(62,256)	$(41,898)

See Accompanying Notes	Semiannual Report	September 30, 2010	257

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

(u)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$131,203	$0	$131,203
Corporate Bonds & Notes
Banking & Finance	0	2,029,634	0	2,029,634
Industrials	0	1,033,782	70	1,033,852
Utilities	0	216,267	0	216,267
Convertible Bonds & Notes
Banking & Finance	0	2,943	0	2,943
Industrials	0	81,110	0	81,110
Municipal Bonds & Notes
Arizona	0	3,086	0	3,086
California	0	220,094	0	220,094
Colorado	0	22,601	0	22,601
District of Columbia	0	160	0	160
Florida	0	11,709	0	11,709
Georgia	0	15,911	0	15,911
Illinois	0	47,668	0	47,668
Indiana	0	6,899	0	6,899
Iowa	0	391	0	391
Louisiana	0	292	0	292
Massachusetts	0	7,879	0	7,879
Michigan	0	313	0	313
Minnesota	0	9,423	0	9,423
Nevada	0	9,126	0	9,126
New York	0	23,434	0	23,434
North Carolina	0	3,458	0	3,458
Ohio	0	30,553	0	30,553
Pennsylvania	0	7,396	0	7,396
Puerto Rico	0	850	0	850
Texas	0	48,317	0	48,317
Utah	0	9,646	0	9,646
Washington	0	13,079	0	13,079
West Virginia	0	3,247	0	3,247
U.S. Government Agencies	0	5,296,632	28,951	5,325,583
U.S. Treasury Obligations	0	3,465,733	0	3,465,733
Mortgage-Backed Securities	0	679,981	14,312	694,293
Asset-Backed Securities	0	116,336	0	116,336
Sovereign Issues	0	882,382	0	882,382
Common Stocks

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Banking & Finance	$2,374	$0	$0	$2,374
Convertible Preferred Securities
Banking & Finance	443	0	0	443
Utilities	27,868	0	0	27,868
Preferred Securities
Banking & Finance	4	6,952	0	6,956
Short-Term Instruments
Commercial Paper	0	3,261	0	3,261
Repurchase Agreements	0	97,300	0	97,300
Japan Treasury Bills	0	198,360	0	198,360
U.S. Treasury Bills	0	48,500	0	48,500
PIMCO Short-Term Floating NAV Portfolio	656,682	0	0	656,682
Purchased Options
Interest Rate Contracts	0	129	0	129
Investments, at value	$687,371	$14,786,037	$43,333	$15,516,741

Short Sales, at value	$0	$(5,506,015)	$(69,947)	$(5,575,962)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	14,096	0	14,096
Foreign Exchange Contracts	0	20,358	0	20,358
Interest Rate Contracts	984	12,073	0	13,057
	$984	$46,527	$0	$47,511

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(42,636)	(132)	(42,768)
Foreign Exchange Contracts	0	(62,399)	0	(62,399)
Interest Rate Contracts	(20,361)	(46,462)	0	(66,823)
	$(20,361)	$(151,497)	$(132)	$(171,990)

Totals	$667,994	$9,175,052	$(26,746)	$9,816,300

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Industrials	$70	$0	$0	$0	$0	$0	$0	$0	$70	$0
U.S. Government Agencies	11,200	19,320	(2)	396	0	1,341	0	(3,304)	28,951	1,193
Mortgage-Backed Securities	26,627	13,934	(1,008)	78	(4)	1,197	0	(26,512)	14,312	425

Investments, at value	$37,897	$33,254	$(1,010)	$474	$(4)	$2,538	$0	$(29,816)	$43,333	$1,618

Short Sales, at value	$0	$0	$(70,138)	$0	$0	$191	$0	$0	$(69,947)	$191
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(480)	$0	$(166)	$0	$1,019	$(505)	$0	$0	$(132)	$35

Totals	$37,417	$33,254	$(71,314)	$474	$1,015	$2,224	$0	$(29,816)	$(26,746)	$1,844

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

258	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(v)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$129	$0	$0	$0	$0	$129
Variation margin receivable (2)	1,529	0	0	0	0	1,529
Unrealized appreciation on foreign currency contracts	0	20,358	0	0	0	20,358
Unrealized appreciation on swap agreements	12,073	0	14,096	0	0	26,169

	$13,731	$20,358	$14,096	$0	$0	$48,185

Liabilities:
Written options outstanding	$25,893	$0	$132	$0	$0	$26,025
Variation margin payable (2)	1,146	0	0	0	0	1,146
Unrealized depreciation on foreign currency contracts	0	62,256	0	0	0	62,256
Unrealized depreciation on swap agreements	20,569	143	42,636	0	0	63,348

	$47,608	$62,399	$42,768	$0	$0	$152,775

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(100)	$0	$0	$0	$0	$(100)
Net realized gain (loss) on futures contracts, written options and swaps	(87,850)	651	(5,585)	0	0	(92,784)
Net realized gain on foreign currency transactions	0	12,051	0	0	0	12,051

	$(87,950)	$12,702	$(5,585)	$0	$0	$(80,833)

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(6)	$0	$0	$0	$0	$(6)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(58,125)	(424)	(10,692)	0	0	(69,241)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(49,774)	0	0	0	(49,774)

	$(58,131)	$(50,198)	$(10,692)	$0	$0	$(119,021)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(19,377) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	259

Schedule of Investments  PIMCO Unconstrained Tax Managed Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%

International Lease Finance Corp.
6.750% due 03/17/2015		$500	$509
7.000% due 03/17/2016		500	508

Total Bank Loan Obligations (Cost $982)			1,017

CORPORATE BONDS & NOTES 10.6%

BANKING & FINANCE 6.5%

American General Finance Corp.
4.125% due 11/29/2013	EUR	100	116
5.750% due 09/15/2016		$100	80

American International Group, Inc.
8.250% due 08/15/2018		300	351

Banco Santander Chile
2.875% due 11/13/2012		900	909

BNP Paribas
5.186% due 06/29/2049		100	95

Capital One Capital VI
8.875% due 05/15/2040		200	211

CIT Group, Inc.
7.000% due 05/01/2013		46	46
7.000% due 05/01/2014		69	69
7.000% due 05/01/2015		69	69
7.000% due 05/01/2016		115	114
7.000% due 05/01/2017		161	158

Citigroup, Inc.
6.000% due 08/15/2017		200	216
6.125% due 11/21/2017		200	219

Countrywide Financial Corp.
5.800% due 06/07/2012		300	319

Credit Suisse
3.500% due 03/23/2015		300	316

Ford Motor Credit Co. LLC
9.875% due 08/10/2011		200	212

General Electric Capital Corp.
6.875% due 01/10/2039		150	173

International Lease Finance Corp.
6.500% due 09/01/2014		1,600	1,724
6.750% due 09/01/2016		1,400	1,505

JPMorgan Chase & Co.
3.700% due 01/20/2015		800	846

Lloyds TSB Bank PLC
1.031% due 06/09/2011	EUR	100	136
12.000% due 12/29/2049		$1,100	1,270

Merrill Lynch & Co., Inc.
5.000% due 01/15/2015		100	107
5.450% due 07/15/2014		500	541
6.400% due 08/28/2017		100	110
6.750% due 05/21/2013	EUR	100	148

Morgan Stanley
5.950% due 12/28/2017		$600	645

Royal Bank of Scotland Group PLC
4.625% due 09/22/2021	EUR	900	1,118
5.625% due 08/24/2020		$200	210
6.666% due 12/31/2049 (a)	CAD	100	71
6.990% due 10/29/2049 (a)		$2,050	1,671
7.640% due 03/29/2049 (a)		100	75

SLM Corp.
5.375% due 05/15/2014		50	49

			13,899

INDUSTRIALS 2.6%

America Movil SAB de C.V.
6.125% due 03/30/2040		800	894

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CVS Pass-Through Trust
7.507% due 01/10/2032	$890	$1,048

Dow Chemical Co.
8.550% due 05/15/2019	600	759

Harvest Operations Corp.
6.875% due 10/01/2017 (b)	100	103

HCA, Inc.
9.625% due 11/15/2016 (c)	300	326

Petroleos Mexicanos
5.500% due 01/21/2021	900	963

Transocean, Inc.
6.500% due 11/15/2020	900	982

UAL 2009-1 Pass-Through Trust
10.400% due 05/01/2018	293	326

Weyerhaeuser Co.
7.375% due 10/01/2019	200	219

		5,620

UTILITIES 1.5%

BP Capital Markets PLC
0.422% due 04/11/2011	400	399
2.750% due 02/27/2012	100	101
3.125% due 10/01/2015 (b)	900	906
3.625% due 05/08/2014	480	497
4.500% due 10/01/2020 (b)	600	615

Sprint Nextel Corp.
8.375% due 08/15/2017	600	654

		3,172

Total Corporate Bonds & Notes (Cost $20,555)		22,691

MUNICIPAL BONDS & NOTES 76.2%

ARIZONA 1.2%

Arizona State Health Facilities Authority Revenue Bonds, Series 2009
0.260% due 07/01/2035	2,000	2,000

Mesa, Arizona General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
5.000% due 07/01/2018	500	579

		2,579

CALIFORNIA 17.4%

California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
0.260% due 05/01/2016	2,000	2,000

California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2014	3,450	3,928
5.000% due 05/01/2020	3,000	3,570

California State Educational Facilities Authority Revenue Bonds, Series 2000
0.220% due 12/01/2030	1,000	1,000

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.300% due 10/01/2026	190	190
0.300% due 10/01/2036	750	750

California State General Obligation Bonds, Series 2004
0.240% due 05/01/2034	1,000	1,000

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	600	703
7.300% due 10/01/2039	400	424
7.550% due 04/01/2039	100	109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	$1,000	$1,073

California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	125	142

California State General Obligation Notes, Series 2009
5.500% due 04/01/2018	500	590

California State Hartnell Community College District General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (e)	1,000	553

California State Health Facilities Financing Authority Revenue Bonds, Series 2002
0.220% due 09/01/2025	500	500

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
0.250% due 09/01/2031	1,000	1,000

California State Municipal Finance Authority Revenue Bonds, Series 2010
0.260% due 01/01/2040	1,000	1,000

California State Northern Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	1,500	1,664

California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.250% due 11/01/2026	1,700	1,700

Escondido, California Union High School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2025	3,000	1,408

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	500	379

Irvine, California Ranch Water District Revenue Bonds, Series 1993
0.280% due 04/01/2033	1,400	1,400

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
0.240% due 07/01/2031	1,990	1,990

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.250% due 07/01/2034	2,000	2,000

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
5.250% due 07/01/2024	500	584

Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.000% due 07/01/2019	125	147

Riverside County, California Transportation Commission Revenue Bonds, Series 2009
0.260% due 06/01/2029	975	975

San Francisco, California City & County Public Utilities Commission Revenue Bonds, Series 2009
5.000% due 11/01/2021	1,000	1,173

Santa Clara, California Revenue Bonds, Series 2008
0.300% due 07/01/2034	2,000	2,000

Santa Clara, California Unified School District General Obligation Bonds, Series 2009
5.000% due 07/01/2022	450	517

Southern California State Public Power Authority Revenue Bonds, Series 2008
0.250% due 07/01/2020	660	660

260	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tustin, California Special Assessment Bonds, Series 1996
0.300% due 09/02/2013	$382	$382

University of California Regents Medical Center Revenue Bonds, Series 2007
0.280% due 05/15/2032	1,730	1,730

		37,241

COLORADO 3.6%

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.290% due 12/01/2029	2,000	2,000

Denver, Colorado City & County Revenue Bonds, (AGC Insured), Series 2009
0.320% due 11/15/2025	2,000	2,000

Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	700	740

Douglas & Elbert Counties, Colorado School District No. Re-1 General Obligation Bonds, Series 2009
5.250% due 12/15/2021	1,500	1,863

Mesa County, Colorado Valley School District No. 51 General Obligation Notes, (NPFGC Insured), Series 2004
5.000% due 12/01/2013	1,000	1,121

		7,724

CONNECTICUT 0.9%

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2005
0.220% due 07/01/2035	1,810	1,810

DISTRICT OF COLUMBIA 0.5%

District of Columbia Revenue Bonds, Series 2007
0.250% due 04/01/2041	100	100

District of Columbia Revenue Bonds, Series 2008
0.320% due 10/01/2038	1,000	1,000

		1,100

FLORIDA 3.4%

Florida State Board of Education General Obligation Notes, Series 2010
5.000% due 06/01/2019	1,000	1,191
5.000% due 06/01/2020	1,000	1,204

Florida State JEA Water & Sewer System Revenue Bonds, Series 2004
0.240% due 10/01/2034	2,300	2,300

Florida State Municipal Power Agency Revenue Bonds, Series 2008
0.310% due 10/01/2035	500	500

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2018	400	463

Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.280% due 08/01/2022	500	500

Orlando, Florida Utilities Commission Revenue Notes, Series 2010
5.000% due 10/01/2013	1,000	1,121

		7,279

GEORGIA 1.3%

Fulton County, Georgia Development Authority Revenue Notes, Series 2009
5.000% due 06/01/2014	500	559

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	$2,000	$2,121

		2,680

HAWAII 0.4%

Hawaii State General Obligation Notes, Series 2009
5.000% due 06/01/2014	250	286
5.000% due 06/01/2017	500	598

		884

IDAHO 1.1%

Power County, Idaho Revenue Bonds, Series 1985
0.290% due 12/01/2010	2,300	2,300

ILLINOIS 3.0%

Chicago, Illinois Board of Education General Obligation Bonds, Series 2008
5.250% due 12/01/2026	100	110

Chicago, Illinois General Obligation Bonds, Series 2002
0.310% due 01/01/2037	200	200

Chicago, Illinois Revenue Bonds, Series 2002
0.290% due 01/01/2034	400	400

Chicago, Illinois Waste & Water Revenue Bonds, Series 2008
0.300% due 01/01/2039	1,000	1,000

Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	1,250	1,415

Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	118

Illinois State General Obligation Notes, Series 2007
5.000% due 01/01/2014	250	272

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 2004
5.750% due 06/01/2034	500	586

Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	1,000	1,123

McHenry County, Illinois Community High School District No. 156 General Obligation Notes, (FSA Insured), Series 2005
5.000% due 02/01/2014	1,000	1,100

		6,324

INDIANA 0.6%

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
5.966% due 01/15/2030	200	219

Indianapolis, Indiana Local Public Improvement Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	582

Indianapolis, Indiana Local Public Improvement Revenue Notes, Series 2009
5.000% due 02/01/2015	500	576

		1,377

IOWA 0.9%

Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,867

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KANSAS 0.2%

Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	$350	$407

MASSACHUSETTS 4.4%

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2006
5.250% due 07/01/2020	1,150	1,420

Massachusetts State Development Finance Agency Revenue Bonds, Series 2008
0.290% due 09/01/2037	285	285

Massachusetts State Educational Financing Authority Revenue Notes, Series 2010
5.500% due 01/01/2017	2,000	2,244

Massachusetts State General Obligation Bonds, (NPFGC-IBC Insured), Series 2002
5.500% due 08/01/2019	150	186

Massachusetts State General Obligation Bonds, Series 2001
5.500% due 11/01/2014	1,000	1,175

Massachusetts State General Obligation Notes, Series 2010
5.000% due 06/01/2017	1,000	1,190

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 1995
0.220% due 02/15/2026	1,070	1,070

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 1999
0.220% due 11/01/2049	1,400	1,400

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.310% due 12/01/2037	400	400

		9,370

MINNESOTA 1.5%

Rochester, Minnesota Revenue Bonds, Series 2008
0.240% due 11/15/2038	2,000	2,000
5.000% due 11/15/2038	1,200	1,285

		3,285

MISSISSIPPI 0.5%

Mississippi State University Educational Building Corp. Revenue Notes, (NPFGC-FGIC Insured), Series 2004
5.000% due 08/01/2013	1,000	1,094

MISSOURI 2.1%

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.300% due 09/01/2030	200	200

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.290% due 10/01/2016	1,500	1,500

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.270% due 02/15/2034	195	195

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2010
0.300% due 06/01/2045	2,650	2,650

		4,545

NEBRASKA 1.0%

Nebraska State Educational Finance Authority Revenue Bonds, Series 2008
0.300% due 07/01/2035	700	700

See Accompanying Notes	Semiannual Report	September 30, 2010	261

Schedule of Investments  PIMCO Unconstrained Tax Managed Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nebraska State Educational Finance Authority Revenue Notes, Series 2005
0.380% due 12/15/2012	$1,500	$1,500

		2,200

NEW HAMPSHIRE 2.0%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.300% due 07/01/2033	1,090	1,090

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
0.290% due 06/01/2031	1,500	1,500
0.290% due 06/01/2041	1,700	1,700

		4,290

NEW JERSEY 1.9%

Hamilton, New Jersey General Obligation Notes, (NPFGC-FGIC Insured), Series 2005
4.000% due 08/01/2013	1,000	1,083

New Jersey State Economic Development Authority Revenue Notes, Series 2010
5.000% due 12/15/2016	2,500	2,891

		3,974

NEW YORK 5.1%

Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	500	527

Long Island, New York Power Authority Revenue Bonds, Series 1998
0.270% due 05/01/2033	500	500

New York City, New York General Obligation Bonds, Series 1993
0.270% due 08/01/2021	600	600

New York City, New York General Obligation Notes, Series 2009
5.000% due 08/01/2013	1,000	1,114

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	551

New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 02/01/2014	125	139

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
0.290% due 11/01/2022	1,100	1,100

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2007
5.000% due 11/01/2021	500	573

New York State Dormitory Authority Revenue Bonds, Series 1993
5.500% due 05/15/2013	1,000	1,079

New York State Dormitory Authority Revenue Bonds, Series 2000
0.240% due 07/01/2029	190	190

New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	500	539

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	100	113

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,500	1,736

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Urban Development Corp. Revenue Bonds, Series 2008
5.500% due 01/01/2019	$1,000	$1,206

New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 01/01/2014	895	1,002

		10,969

NORTH CAROLINA 2.6%

Charlotte, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 06/01/2014	300	339

North Carolina State Infrastructure Finance Corp. Certificates of Participation Bonds, (FSA Insured), Series 2006
5.000% due 02/01/2021	500	568

North Carolina State Medical Care Commission Revenue Bonds, Series 1985
0.250% due 06/01/2015	1,965	1,965

North Carolina State Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	734

Wake County, North Carolina General Obligation Bonds, Series 2007
0.250% due 03/01/2026	2,000	2,000

		5,606

OHIO 1.2%

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	500	367
6.500% due 06/01/2047	100	80

Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	116

Ohio State Water Development Authority Revenue Bonds, Series 2006
0.280% due 12/01/2033	2,000	2,000

		2,563

OKLAHOMA 0.8%

Oklahoma State Municipal Power Authority Revenue Bonds, (FSA Insured), Series 2010
5.000% due 01/01/2021	1,525	1,755

OREGON 0.3%

Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 06/15/2018	500	606

PENNSYLVANIA 2.7%

Geisinger, Pennsylvania Authority Revenue Bonds, Series 2002
0.150% due 11/15/2032	200	200

Pennsylvania State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	603

Pennsylvania State Higher Education Facilities Authority Revenue Notes, Series 2009
5.000% due 09/01/2017	625	749

Pennsylvania State Intergovernmental Cooperative Authority Special Tax Notes, Series 2009
5.000% due 06/15/2014	250	286

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pennsylvania State Turnpike Commission Revenue Bonds, Series 2010
0.300% due 12/01/2035	$2,000	$2,000

Philadelphia, Pennsylvania Revenue Bonds, Series 2009
0.250% due 08/01/2031	2,000	2,000

		5,838

TENNESSEE 0.2%

Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	500	525

TEXAS 7.1%

Collin County, Texas General Obligation Bonds, Series 2004
5.000% due 02/15/2015	500	566

Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	165

Forth Worth, Texas Revenue Notes, Series 2010
4.250% due 02/15/2020	1,000	1,150

Houston, Texas Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	275

San Antonio, Texas Revenue Notes, Series 2009
5.000% due 02/01/2019	500	601

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.290% due 11/15/2019	580	580
0.290% due 11/15/2033	1,450	1,450

Texas A&M University Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,198

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	800	833
5.000% due 04/01/2019	1,000	1,187

Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	144

Texas State General Obligation Notes, Series 2010
5.000% due 10/01/2017	1,500	1,797

Texas State Lone Star College System General Obligation Notes, Series 2010
5.000% due 08/15/2018	1,500	1,797

Texas State Lower Colorado River Authority Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	559

Texas State Water Development Board Revenue Bonds, Series 2007
0.300% due 07/15/2019	2,825	2,825

Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	100	119

		15,246

UTAH 0.4%

Riverton, Utah Revenue Bonds, Series 2009
5.000% due 08/15/2041	750	782

VIRGINIA 0.6%

Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017	410	491

262	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Virginia State College Building Authority Revenue Bonds, Series 2006
0.280% due 02/01/2026	$100	$100

Virginia State Small Business Financing Authority Revenue Bonds, Series 2008
0.280% due 07/01/2042	600	600

		1,191

WASHINGTON 6.7%

Clark County, Washington Public Utility District No. 1 Revenue Notes, Series 2010
5.000% due 01/01/2016	1,500	1,700

King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	272
5.250% due 01/01/2039	500	547

King County, Washington School District No. 411 General Obligation Bonds, (FSA Insured), Series 2001
5.625% due 12/01/2014	1,000	1,173

Seattle, Washington Revenue Notes, Series 2010
5.000% due 02/01/2016	2,500	2,933
5.000% due 02/01/2019	2,500	2,994

Washington State Energy Northwest Revenue Notes, Series 2008
5.000% due 07/01/2017	1,295	1,546

Washington State Energy Northwest Revenue Notes, Series 2010
5.000% due 07/01/2017	1,000	1,194

Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2020	1,000	1,200

Washington State General Obligation Notes, Series 2009
5.000% due 01/01/2013	250	274

Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020	500	590

		14,423

WEST VIRGINIA 0.1%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	195	151

WISCONSIN 0.5%

Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019	125	147

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033	900	942

		1,089

Total Municipal Bonds & Notes (Cost $158,942)		163,074

U.S. GOVERNMENT AGENCIES 2.5%

Fannie Mae
0.376% due 03/25/2034	93	92
1.156% due 04/25/2032	123	125
3.500% due 10/01/2025	1,000	1,032
4.500% due 10/01/2040	4,000	4,166

Freddie Mac
5.000% due 11/15/2024	37	37

Total U.S. Government Agencies (Cost $5,426)		5,452

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 4.8%

Treasury Inflation Protected Securities (f)
1.250% due 07/15/2020 (g)(h)		$7,797	$8,195

U.S. Treasury Bonds
7.250% due 08/15/2022 (h)		150	217
7.875% due 02/15/2021		25	37
8.125% due 05/15/2021		92	139

U.S. Treasury Notes
3.250% due 05/31/2016		100	110
3.250% due 12/31/2016		24	26
3.375% due 11/15/2019		600	647
3.875% due 05/15/2018		900	1,016

Total U.S. Treasury Obligations (Cost $10,069)			10,387

MORTGAGE-BACKED SECURITIES 2.2%

Adjustable Rate Mortgage Trust
3.113% due 05/25/2035		139	138

Banc of America Funding Corp.
3.216% due 06/20/2032		121	113
5.939% due 01/20/2047		133	98

Countrywide Home Loan Mortgage Pass-Through Trust
0.506% due 10/25/2033		117	117
2.985% due 08/25/2034		82	59

Credit Suisse First Boston Mortgage Securities Corp.
2.494% due 07/25/2033		80	76

EMF-NL
1.646% due 04/17/2041	EUR	100	106

Eurosail PLC
1.596% due 10/17/2040		141	172

GSR Mortgage Loan Trust
2.573% due 06/25/2034		$142	133
5.750% due 01/25/2037		100	87

MASTR Adjustable Rate Mortgages Trust
2.378% due 05/25/2034		344	320

Mellon Residential Funding Corp.
0.687% due 08/15/2032		1,139	1,078
0.737% due 06/15/2030		272	266

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036		139	108

MLCC Mortgage Investors, Inc.
1.259% due 10/25/2035		67	57

Provident Funding Mortgage Loan Trust
2.770% due 08/25/2033		276	262

Prudential Commercial Mortgage Trust
3.669% due 02/11/2036		412	415

Residential Asset Securitization Trust
6.000% due 07/25/2037		500	410

Structured Asset Mortgage Investments, Inc.
0.507% due 07/19/2035		120	79

WaMu Mortgage Pass-Through Certificates
1.770% due 08/25/2042		83	73

Wells Fargo Mortgage-Backed Securities Trust
4.900% due 01/25/2035		545	531

Total Mortgage-Backed Securities (Cost $4,356)			4,698

ASSET-BACKED SECURITIES 1.4%

Bayview Financial Acquisition Trust
5.402% due 12/28/2035		163	164

Credit-Based Asset Servicing & Securitization LLC
5.303% due 12/25/2035		1,069	1,048

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Credit Auto Owner Trust
2.000% due 12/15/2011		$17	$17

IXIS Real Estate Capital Trust
0.486% due 01/25/2037		200	75

JPMorgan Mortgage Acquisition Corp.
0.346% due 10/25/2036		119	116
0.396% due 10/25/2036		1,000	431

Option One Mortgage Loan Trust
5.611% due 01/25/2037		1,490	627

Residential Asset Securities Corp.
6.228% due 04/25/2032		35	36

WaMu Asset-Backed Certificates
0.406% due 01/25/2037		1,000	401

Total Asset-Backed Securities (Cost $2,714)			2,915

SOVEREIGN ISSUES 3.7%

Australia Government Bond
4.750% due 06/15/2016	AUD	4,100	3,933
6.000% due 02/15/2017		1,300	1,331

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	166	96
10.000% due 01/01/2017		1,700	929

Province of Ontario Canada
4.600% due 06/02/2039	CAD	1,000	1,035

Qatar Government International Bond
5.250% due 01/20/2020		$500	553

Total Sovereign Issues (Cost $7,371)			7,877

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011		10,300	88

Total Convertible Preferred Securities (Cost $92)			88

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.0%

REPURCHASE AGREEMENTS 1.5%

State Street Bank and Trust Co.
0.010% due 10/01/2010		$3,190	3,190

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $3,255. Repurchase proceeds are $3,190.)

U.S. TREASURY BILLS 0.5%
0.177% due 10/21/2010 - 01/13/2011 (d)(g)		1,040	1,040

Total Short-Term Instruments (Cost $4,230)			4,230

Total Investments 103.9% (Cost $214,737)			$222,429

Written Options (j) (0.1%) (Premiums $267)			(186)

Other Assets and Liabilities (Net) (3.8%)			(8,156)

Net Assets 100.0%			$214,087

See Accompanying Notes	Semiannual Report	September 30, 2010	263

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average yield.
(e)	Security becomes interest bearing at a future date.
(f)	Principal amount of security is adjusted for inflation.
(g)	Securities with an aggregate market value of $1,833 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(h)	Securities with an aggregate market value of $586 and cash of $11 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2011	1	$2
Euro-Bobl December Futures	Short	12/2010	39	31
Euro-Bund 10-Year Bond December Futures	Long	12/2010	25	29
Japan Government 10-Year Bond December Futures	Short	12/2010	1	(26)
U.S. Treasury 5-Year Note December Futures	Short	12/2010	85	(112)
U.S. Treasury 10-Year Note December Futures	Short	12/2010	228	(113)
U.S. Treasury 30-Year Bond December Futures	Short	12/2010	4	(6)

				$(195)

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Austria Government Bond	BNP	(1.000%	)	03/20/2015	0.791%	$ 800	$(8)	$(7)	$(1)
Sempra Energy	BCLY	(1.100%	)	03/20/2014	0.456%	100	(2)	0	(2)
Sprint Nextel Corp.	BOA	(1.000%	)	09/20/2017	3.657%	600	90	59	31

							$80	$52	$28

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%	$ 600	$27	$(5)	$32
BP Capital Markets PLC	DUB	5.000%	06/20/2015	1.604%	200	30	7	23
BP Capital Markets PLC	GSC	5.000%	06/20/2015	1.604%	100	15	(4)	19
BP Capital Markets PLC	GSC	5.000%	09/20/2015	1.650%	100	16	2	14
BP Capital Markets PLC	JPM	5.000%	06/20/2015	1.604%	300	46	3	43
Egypt Government International Bond	BCLY	1.000%	06/20/2015	2.323%	200	(11)	(14)	3
Egypt Government International Bond	CITI	1.000%	06/20/2015	2.323%	200	(11)	(14)	3
Egypt Government International Bond	DUB	1.000%	06/20/2015	2.323%	200	(12)	(15)	3
France Government Bond	CITI	0.250%	06/20/2011	0.361%	800	(1)	(2)	1
France Government Bond	MSC	0.250%	06/20/2011	0.361%	1,700	(1)	(2)	1
Merrill Lynch & Co., Inc.	JPM	1.000%	06/20/2011	1.066%	800	0	(2)	2
Russia Government International Bond	CITI	1.000%	12/20/2010	0.606%	200	0	0	0
Russia Government International Bond	DUB	1.000%	12/20/2010	0.606%	100	0	0	0
Russia Government International Bond	GSC	1.000%	12/20/2010	0.606%	400	0	0	0

						$98	$(46)	$144

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-14 5-Year Index	CITI	(5.000%	)	06/20/2015	$	1,300	$10	$(4)	$14
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014		99	0	2	(2)
CDX.IG-14 5-Year Index	BOA	(1.000%	)	06/20/2015		2,700	1	28	(27)
CDX.IG-14 5-Year Index	MSC	(1.000%	)	06/20/2015		18,200	9	190	(181)
CMBX.NA AAA 3 Index	GSC	(0.080%	)	12/13/2049		1,700	101	240	(139)
CMBX.NA AAA 4 Index	GSC	(0.350%	)	02/17/2051		2,700	180	409	(229)
iTraxx Europe 12 Index	GSC	(1.000%	)	12/20/2014	EUR	600	(1)	(10)	9

							$300	$855	$(555)

264	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC	BRL	400	$3	$3	$0
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		2,800	17	(8)	25
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		1,300	3	1	2
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		500	3	4	(1)
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		300	3	0	3
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		4,800	44	(1)	45
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		3,200	33	5	28
Pay	1-Year BRL-CDI	12.610%	01/02/2013	RBS		2,300	26	0	26
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HSBC		6,800	14	0	14
Pay	1-Year BRL-CDI	11.960%	01/02/2014	GSC		5,100	30	(4)	34
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		2,400	20	5	15
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		5,800	97	33	64
Receive	3-Month USD-LIBOR	4.000%	06/16/2020	MSC	$	13,000	(1,819)	(741)	(1,078)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		600	(80)	(25)	(55)

							$(1,606)	$(728)	$(878)

(j)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	1,200	$11	$6
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,100	20	11
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		300	2	2
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,200	26	12
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		300	2	2
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		2,000	21	13
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		2,500	24	13
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		2,100	13	1
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		1,800	17	12
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		8,300	65	56

								$201	$128

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	2,600	$8	$7
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	12/15/2010		2,600	13	7
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		6,200	45	44

							$66	$58

See Accompanying Notes	Semiannual Report	September 30, 2010	265

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	0	$6,300	EUR	5,100	$34
Sales	57	20,700		24,800	338
Closing Buys	(57)	(4,200)		(18,500)	(105)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2010	0	$22,800	EUR	11,400	$267

(k)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	10/01/2040	$5,000	$5,127	$5,139
Fannie Mae	5.000%	10/01/2040	44,000	46,609	46,331

				$51,736	$51,470

(l)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,968	10/2010	BCLY	$0	$(150)	$(150)
Sell		2,219	10/2010	BOA	0	(167)	(167)
Sell		1,383	10/2010	UBS	0	(52)	(52)
Sell	BRL	814	10/2010	BOA	0	(29)	(29)
Buy		1,243	10/2010	HSBC	33	0	33
Sell		429	10/2010	JPM	0	(15)	(15)
Sell		1,243	12/2010	HSBC	0	(33)	(33)
Sell	CAD	11	11/2010	DUB	0	0	0
Sell		1,052	11/2010	MSC	0	(22)	(22)
Sell		32	11/2010	RBC	0	0	0
Sell		5	11/2010	RBS	0	0	0
Sell	CNY	5,057	11/2010	BCLY	0	(5)	(5)
Buy		4,798	11/2010	BOA	0	(1)	(1)
Sell		2,252	11/2010	BOA	0	(3)	(3)
Sell		2,746	11/2010	CITI	0	(2)	(2)
Sell		2,269	11/2010	DUB	0	(3)	(3)
Buy		1,459	11/2010	GSC	0	(1)	(1)
Buy		9,542	11/2010	JPM	0	(4)	(4)
Sell		2,584	11/2010	JPM	0	(3)	(3)
Sell		892	11/2010	UBS	0	(1)	(1)
Sell		8,243	01/2011	BCLY	0	(27)	(27)
Buy		8,243	01/2011	JPM	8	0	8
Buy		4,974	04/2011	CITI	2	0	2
Buy		5,627	04/2011	HSBC	2	0	2
Buy		12,510	04/2011	JPM	6	0	6
Sell		5,158	04/2011	JPM	0	(18)	(18)
Buy		4,433	06/2011	JPM	9	0	9
Buy		1,790	09/2011	RBS	4	0	4
Buy		1,954	11/2011	DUB	0	(7)	(7)
Buy		3,100	02/2012	BCLY	0	(5)	(5)
Buy		2,160	02/2012	BOA	0	(3)	(3)
Buy		4,529	02/2012	CITI	0	(8)	(8)
Buy		2,177	02/2012	DUB	0	(3)	(3)
Buy		2,480	02/2012	JPM	0	(4)	(4)
Buy		892	02/2012	UBS	0	(2)	(2)
Sell	EUR	2,558	10/2010	UBS	0	(185)	(185)
Sell		1,202	11/2010	DUB	0	(99)	(99)
Sell	GBP	1,054	12/2010	CITI	0	(18)	(18)
Sell		226	12/2010	GSC	0	(3)	(3)
Sell		510	12/2010	UBS	0	(8)	(8)
Buy	HKD	8,276	01/2011	DUB	0	0	0
Buy	INR	7,658	01/2011	BCLY	5	0	5
Buy		13,718	01/2011	MSC	8	0	8
Sell	JPY	58,569	10/2010	GSC	0	(15)	(15)
Buy		119,412	10/2010	RBS	3	0	3
Sell		60,842	10/2010	UBS	0	(15)	(15)
Sell		6,887	11/2010	MSC	0	(1)	(1)
Sell		119,411	12/2010	RBS	0	(2)	(2)
Buy	KRW	535,744	11/2010	BCLY	17	0	17

266	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	KRW	95,400	11/2010	BCLY	$0	$(3)	$(3)
Buy		221,027	11/2010	BNP	3	0	3
Buy		837,537	11/2010	BOA	18	0	18
Buy		2,379,880	11/2010	CITI	95	0	95
Sell		93,113	11/2010	CITI	0	(3)	(3)
Buy		383,919	11/2010	DUB	6	0	6
Buy		23,460	11/2010	GSC	1	0	1
Buy		46,516	11/2010	HSBC	1	0	1
Buy		150,152	11/2010	JPM	1	0	1
Buy		159,888	11/2010	MSC	3	0	3
Buy		524,238	11/2010	RBS	27	0	27
Sell		234,675	11/2010	RBS	0	(7)	(7)
Buy	MXN	363	02/2011	BCLY	0	0	0
Buy	MYR	6,583	02/2011	BCLY	0	(10)	(10)
Buy	TWD	418	10/2010	BCLY	0	0	0
Buy		1,239	10/2010	CITI	0	0	0
Buy		10,425	10/2010	GSC	7	0	7
Buy		5,041	01/2011	DUB	0	(1)	(1)
Buy		3,086	01/2011	JPM	1	0	1
Buy		4,750	01/2011	MSC	1	0	1
Buy		2,572	01/2011	UBS	1	0	1

					$262	$(938)	$(676)

(m)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$1,017	$0	$1,017
Corporate Bonds & Notes
Banking & Finance	0	13,899	0	13,899
Industrials	0	5,620	0	5,620
Utilities	0	3,172	0	3,172
Municipal Bonds & Notes
Arizona	0	2,579	0	2,579
California	0	37,241	0	37,241
Colorado	0	7,724	0	7,724
Connecticut	0	1,810	0	1,810
District of Columbia	0	1,100	0	1,100
Florida	0	7,279	0	7,279
Georgia	0	2,680	0	2,680
Hawaii	0	884	0	884
Idaho	0	2,300	0	2,300
Illinois	0	6,324	0	6,324
Indiana	0	1,377	0	1,377
Iowa	0	1,867	0	1,867
Kansas	0	407	0	407
Massachusetts	0	9,370	0	9,370
Minnesota	0	3,285	0	3,285
Mississippi	0	1,094	0	1,094
Missouri	0	4,545	0	4,545
Nebraska	0	2,200	0	2,200
New Hampshire	0	4,290	0	4,290
New Jersey	0	3,974	0	3,974
New York	0	10,969	0	10,969
North Carolina	0	5,606	0	5,606
Ohio	0	2,563	0	2,563
Oklahoma	0	1,755	0	1,755
Oregon	0	606	0	606
Pennsylvania	0	5,838	0	5,838
Tennessee	0	525	0	525
Texas	0	15,246	0	15,246

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Utah	$0	$782	$0	$782
Virginia	0	1,191	0	1,191
Washington	0	14,423	0	14,423
West Virginia	0	151	0	151
Wisconsin	0	1,089	0	1,089
U.S. Government Agencies	0	5,452	0	5,452
U.S. Treasury Obligations	0	10,387	0	10,387
Mortgage-Backed Securities	0	4,698	0	4,698
Asset-Backed Securities	0	2,915	0	2,915
Sovereign Issues	0	7,877	0	7,877
Convertible Preferred Securities
Banking & Finance	88	0	0	88
Short-Term Instruments
Repurchase Agreements	0	3,190	0	3,190
U.S. Treasury Bills	0	1,040	0	1,040
Investments, at value	$88	$222,341	$0	$222,429

Short Sales, at value	$0	$(51,470)	$0	$(51,470)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	198	0	198
Foreign Exchange Contracts	0	262	0	262
Interest Rate Contracts	62	256	0	318
	$62	$716	$0	$778

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(581)	(58)	(639)
Foreign Exchange Contracts	0	(938)	0	(938)
Interest Rate Contracts	(257)	(1,262)	0	(1,519)
	$(257)	$(2,781)	$(58)	$(3,096)

Totals	$(107)	$168,806	$(58)	$168,641

See Accompanying Notes	Semiannual Report	September 30, 2010	267

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)	(Unaudited) September 30, 2010

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Mortgage-Backed Securities	$104	$0	$0	$1	$0	$1	$0	$(106)	$0	$0

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$(9)	$0	$(66)	$0	$21	$(4)	$0	$0	$(58)	$8

Totals	$95	$0	$(66)	$1	$21	$(3)	$0	$(106)	$(58)	$8

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(n)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$21	$0	$0	$0	$0	$21
Unrealized appreciation on foreign currency contracts	0	262	0	0	0	262
Unrealized appreciation on swap agreements	256	0	198	0	0	454

	$277	$262	$198	$0	$0	$737

Liabilities:
Written options outstanding	$128	$0	$58	$0	$0	$186
Unrealized depreciation on foreign currency contracts	0	938	0	0	0	938
Unrealized depreciation on swap agreements	1,134	0	581	0	0	1,715

	$1,262	$938	$639	$0	$0	$2,839

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$(957)	$0	$134	$0	$0	$(823)
Net realized gain on foreign currency transactions	0	424	0	0	0	424

	$(957)	$424	$134	$0	$0	$(399)

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(1,131)	$0	$(445)	$0	$0	$(1,576)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(686)	0	0	0	(686)

	$(1,131)	$(686)	$(445)	$0	$0	$(2,262)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(195) as reported in the Notes to Schedule of Investments.

268	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2010	269

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Developing Local Markets Fund
Class A
04/01/2010 - 09/30/2010+	$10.24	$0.07	$0.34	$0.41	$(0.07)	$0.00	$0.00
03/31/2010	8.07	0.19	2.17	2.36	(0.11)	0.00	(0.08)
03/31/2009	10.81	0.35	(2.57)	(2.22)	(0.33)	(0.19)	0.00
03/31/2008	10.79	0.46	1.06	1.52	(0.47)	(1.03)	0.00
03/31/2007	10.46	0.44	0.58	1.02	(0.44)	(0.25)	0.00
05/31/2005 - 03/31/2006	10.00	0.28	0.44	0.72	(0.23)	(0.03)	0.00
Class C
04/01/2010 - 09/30/2010+	10.24	0.03	0.35	0.38	(0.04)	0.00	0.00
03/31/2010	8.07	0.12	2.17	2.29	(0.04)	0.00	(0.08)
03//31/2009	10.81	0.27	(2.56)	(2.29)	(0.26)	(0.19)	0.00
03/31/2008	10.79	0.37	1.07	1.44	(0.39)	(1.03)	0.00
03/31/2007	10.46	0.36	0.58	0.94	(0.36)	(0.25)	0.00
05/31/2005 - 03/31/2006	10.00	0.22	0.43	0.65	(0.16)	(0.03)	0.00

PIMCO Diversified Income Fund
Class A
04/01/2010 - 09/30/2010+	$10.98	$0.28	$0.66	$0.94	$(0.30)	$0.00	$0.00
03/31/2010	8.51	0.51	2.54	3.05	(0.57)	0.00	(0.01)
03/31/2009	10.71	0.54	(1.94)	(1.40)	(0.59)	(0.21)	0.00
03/31/2008	11.13	0.59	(0.37)	0.22	(0.62)	(0.02)	0.00
03/31/2007	11.01	0.55	0.30	0.85	(0.58)	(0.15)	0.00
03/31/2006	10.87	0.54	0.26	0.80	(0.55)	(0.11)	0.00
Class B
04/01/2010 - 09/30/2010+	10.98	0.23	0.67	0.90	(0.26)	0.00	0.00
03/31/2010	8.51	0.43	2.55	2.98	(0.50)	0.00	(0.01)
03/31/2009	10.71	0.47	(1.94)	(1.47)	(0.52)	(0.21)	0.00
03/31/2008	11.13	0.50	(0.36)	0.14	(0.54)	(0.02)	0.00
03/31/2007	11.01	0.47	0.30	0.77	(0.50)	(0.15)	0.00
03/31/2006	10.87	0.46	0.26	0.72	(0.47)	(0.11)	0.00
Class C
04/01/2010 - 09/30/2010+	10.98	0.23	0.67	0.90	(0.26)	0.00	0.00
03/31/2010	8.51	0.43	2.55	2.98	(0.50)	0.00	(0.01)
03/31/2009	10.71	0.47	(1.94)	(1.47)	(0.52)	(0.21)	0.00
03/31/2008	11.13	0.50	(0.36)	0.14	(0.54)	(0.02)	0.00
03/31/2007	11.01	0.47	0.30	0.77	(0.50)	(0.15)	0.00
03/31/2006	10.87	0.46	0.26	0.72	(0.47)	(0.11)	0.00

PIMCO Emerging Local Bond Fund
Class A
04/01/2010 - 09/30/2010+	$10.38	$0.25	$0.69	$0.94	$(0.26)	$0.00	$0.00
03/31/2010	7.77	0.50	2.70	3.20	(0.59)	0.00	0.00
03/31/2009	9.87	0.50	(2.11)	(1.61)	(0.10)	0.00	(0.39)
07/31/2007 - 03/31/2008	10.27	0.36	0.47	0.83	(0.50)	(0.73)	0.00
Class C
04/01/2010 - 09/30/2010+	10.38	0.21	0.69	0.90	(0.22)	0.00	0.00
03/31/2010	7.77	0.43	2.70	3.13	(0.52)	0.00	0.00
03/31/2009	9.87	0.42	(2.10)	(1.68)	(0.04)	0.00	(0.38)
07/31/2007 - 03/31/2008	10.27	0.34	0.43	0.77	(0.44)	(0.73)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the administrative fee was reduced by 0.10% to an annual rate of 0.55%.

270	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.07)	$10.58	4.07%	$217,673	1.25	%*	1.25	%*	1.43	%*	17%
(0.19)	10.24	29.43	229,627	1.25		1.25		1.95		190
(0.52)	8.07	(20.93)	158,593	1.25		1.25		3.55		95
(1.50)	10.81	14.64	330,005	1.25		1.25		4.14		31
(0.69)	10.79	10.01	136,279	1.25		1.25		4.15		11
(0.26)	10.46	7.26	47,798	1.25	*(b)	1.25	*(b)	3.19	*	6

(0.04)	10.58	3.68	81,650	2.00	*	2.00	*	0.68	*	17
(0.12)	10.24	28.47	90,249	2.00		2.00		1.22		190
(0.45)	8.07	(21.52)	72,965	2.00		2.00		2.77		95
(1.42)	10.81	13.79	123,509	2.00		2.00		3.41		31
(0.61)	10.79	9.18	47,433	2.00		2.00		3.40		11
(0.19)	10.46	6.59	8,646	2.00	*(b)	2.00	*(b)	2.56	*	6

$(0.30)	$11.62	8.67%	$170,794	1.15	%*	1.15	%*	4.93	%*	65%
(0.58)	10.98	36.67	132,741	1.16		1.15		5.03		259
(0.80)	8.51	(13.27)	73,833	1.19		1.15		5.68		244
(0.64)	10.71	2.10	106,904	1.23		1.15		5.40		234
(0.73)	11.13	7.99	125,360	1.15		1.15		5.02		190
(0.66)	11.01	7.50	80,231	1.15	(b)	1.15	(b)	4.86		128

(0.26)	11.62	8.27	20,518	1.90	*	1.90	*	4.19	*	65
(0.51)	10.98	35.67	25,491	1.91		1.90		4.32		259
(0.73)	8.51	(13.92)	23,404	1.94		1.90		4.88		244
(0.56)	10.71	1.34	42,975	1.98		1.90		4.65		234
(0.65)	11.13	7.19	50,739	1.90		1.90		4.30		190
(0.58)	11.01	6.71	27,058	1.90		1.90		4.13		128

(0.26)	11.62	8.27	119,465	1.90	*	1.90	*	4.18	*	65
(0.51)	10.98	35.67	98,586	1.91		1.90		4.29		259
(0.73)	8.51	(13.92)	62,686	1.94		1.90		4.90		244
(0.56)	10.71	1.34	103,481	1.98		1.90		4.64		234
(0.65)	11.13	7.19	118,882	1.90		1.90		4.28		190
(0.58)	11.01	6.71	91,600	1.90		1.90		4.12		128

$(0.26)	$11.06	9.26%	$318,959	1.35	%*	1.35	%*	4.70	%*	15%
(0.59)	10.38	42.10	147,882	1.35		1.35		5.10		174
(0.49)	7.77	(16.75)	12,085	1.35		1.35		5.65		78
(1.23)	9.87	8.31	15,899	1.31	*	1.31	*	5.44	*	67

(0.22)	11.06	8.86	71,635	2.10	*	2.10	*	3.94	*	15
(0.52)	10.38	41.05	30,804	2.10		2.10		4.44		174
(0.42)	7.77	(17.37)	5,081	2.10		2.10		4.86		78
(1.17)	9.87	7.70	4,541	2.04	*	2.04	*	5.14	*	67

Semiannual Report	September 30, 2010	271

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Emerging Markets Bond Fund
Class A
04/01/2010 - 09/30/2010+	$10.64	$0.23	$0.80	$1.03	$(0.25)	$0.00	$0.00
03/31/2010	8.55	0.51	2.14	2.65	(0.08)	0.00	(0.48)
03/31/2009	10.68	0.55	(1.93)	(1.38)	(0.65)	(0.10)	0.00
03/31/2008	11.13	0.56	(0.07)	0.49	(0.61)	(0.33)	0.00
03/31/2007	11.14	0.54	0.57	1.11	(0.58)	(0.54)	0.00
03/31/2006	10.58	0.55	0.92	1.47	(0.57)	(0.34)	0.00
Class B
04/01/2010 - 09/30/2010+	10.64	0.19	0.80	0.99	(0.21)	0.00	0.00
03/31/2010	8.55	0.44	2.14	2.58	(0.01)	0.00	(0.48)
03/31/2009	10.68	0.48	(1.93)	(1.45)	(0.58)	(0.10)	0.00
03/31/2008	11.13	0.48	(0.07)	0.41	(0.53)	(0.33)	0.00
03/31/2007	11.14	0.46	0.57	1.03	(0.50)	(0.54)	0.00
03/31/2006	10.58	0.47	0.92	1.39	(0.49)	(0.34)	0.00
Class C
04/01/2010 - 09/30/2010+	10.64	0.19	0.80	0.99	(0.21)	0.00	0.00
03/31/2010	8.55	0.43	2.15	2.58	(0.01)	0.00	(0.48)
03/31/2009	10.68	0.48	(1.93)	(1.45)	(0.58)	(0.10)	0.00
03/31/2008	11.13	0.48	(0.07)	0.41	(0.53)	(0.33)	0.00
03/31/2007	11.14	0.46	0.57	1.03	(0.50)	(0.54)	0.00
03/31/2006	10.58	0.47	0.92	1.39	(0.49)	(0.34)	0.00

PIMCO Floating Income Fund
Class A
04/01/2010 - 09/30/2010+	$9.04	$0.18	$(0.11)	$0.07	$(0.15)	$0.00	$0.00
03/31/2010	7.00	0.39	2.12	2.51	(0.47)	0.00	0.00
03/31/2009	9.05	0.41	(2.03)	(1.62)	0.00	0.00	(0.43)
03/31/2008	10.55	0.51	(1.27)	(0.76)	(0.60)	(0.12)	(0.02)
03/31/2007	10.39	0.48	0.33	0.81	(0.60)	(0.05)	0.00
03/31/2006	10.17	0.38	0.31	0.69	(0.44)	(0.03)	0.00
Class C
04/01/2010 - 09/30/2010+	9.04	0.17	(0.11)	0.06	(0.14)	0.00	0.00
03/31/2010	7.00	0.37	2.11	2.48	(0.44)	0.00	0.00
03/31/2009	9.05	0.38	(2.03)	(1.65)	0.00	0.00	(0.40)
03/31/2008	10.55	0.48	(1.27)	(0.79)	(0.57)	(0.12)	(0.02)
03/31/2007	10.39	0.45	0.33	0.78	(0.57)	(0.05)	0.00
03/31/2006	10.17	0.35	0.31	0.66	(0.41)	(0.03)	0.00

PIMCO Foreign Bond Fund (Unhedged)
Class A
04/01/2010 - 09/30/2010+	$9.99	$0.12	$1.18	$1.30	$(0.10)	$0.00	$0.00
03/31/2010	8.02	0.34	1.93	2.27	(0.30)	0.00	0.00
03/31/2009	11.54	0.45	(2.59)	(2.14)	(0.27)	(1.00)	(0.11)
03/31/2008	10.21	0.37	1.64	2.01	(0.35)	(0.33)	0.00
03/31/2007	9.90	0.34	0.35	0.69	(0.31)	(0.07)	0.00
03/31/2006	10.83	0.30	(0.96)	(0.66)	(0.05)	0.00	(0.22)
Class C
04/01/2010 - 09/30/2010+	9.99	0.08	1.18	1.26	(0.06)	0.00	0.00
03/31/2010	8.02	0.27	1.92	2.19	(0.22)	0.00	0.00
03/31/2009	11.54	0.38	(2.59)	(2.21)	(0.20)	(1.00)	(0.11)
03/31/2008	10.21	0.29	1.64	1.93	(0.27)	(0.33)	0.00
03/31/2007	9.90	0.26	0.35	0.61	(0.23)	(0.07)	0.00
03/31/2006	10.83	0.22	(0.96)	(0.74)	0.00	0.00	(0.19)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

272	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.25)	$11.42	9.80%	$468,113	1.25	%*	1.25	%*	4.24	%*	62%
(0.56)	10.64	31.67	342,986	1.26		1.25		5.13		185
(0.75)	8.55	(13.02)	211,258	1.28		1.25		5.83		220
(0.94)	10.68	4.57	312,295	1.25		1.25		5.12		148
(1.12)	11.13	10.32	316,226	1.25		1.25		4.87		238
(0.91)	11.14	14.26	346,060	1.25		1.25		4.95		280

(0.21)	11.42	9.39	33,144	2.00	*	2.00	*	3.56	*	62
(0.49)	10.64	30.70	40,277	2.01		2.00		4.43		185
(0.68)	8.55	(13.67)	37,293	2.03		2.00		5.07		220
(0.86)	10.68	3.80	60,532	2.00		2.00		4.37		148
(1.04)	11.13	9.51	72,503	2.00		2.00		4.12		238
(0.83)	11.14	13.41	82,186	2.00		2.00		4.20		280

(0.21)	11.42	9.39	167,971	2.00	*	2.00	*	3.50	*	62
(0.49)	10.64	30.69	131,421	2.01		2.00		4.35		185
(0.68)	8.55	(13.67)	72,651	2.03		2.00		5.08		220
(0.86)	10.68	3.80	113,544	2.00		2.00		4.37		148
(1.04)	11.13	9.51	142,391	2.00		2.00		4.13		238
(0.83)	11.14	13.41	176,096	2.00		2.00		4.20		280

$(0.15)	$8.96	0.81%	$132,479	0.95	%*	0.95	%*	4.03	%*	37%
(0.47)	9.04	36.54	114,763	0.95		0.95		4.68		318
(0.43)	7.00	(18.42)	52,818	1.03		0.95		4.91		245
(0.74)	9.05	(7.64)	129,885	0.96		0.95		5.05		111
(0.65)	10.55	8.04	321,462	0.95		0.95		4.57		138
(0.47)	10.39	6.99	241,828	0.95		0.95		3.64		83

(0.14)	8.96	0.66	71,267	1.25	*	1.25	*	3.74	*	37
(0.44)	9.04	36.14	60,876	1.25		1.25		4.42		318
(0.40)	7.00	(18.67)	29,213	1.33		1.25		4.62		245
(0.71)	9.05	(7.92)	65,669	1.26		1.25		4.76		111
(0.62)	10.55	7.73	124,175	1.25		1.25		4.28		138
(0.44)	10.39	6.67	68,747	1.25		1.25		3.39		83

$(0.10)	$11.19	13.11%	$320,442	0.95	%*	0.95	%*	2.25	%*	357%
(0.30)	9.99	28.45	281,286	0.96		0.95		3.52		485
(1.38)	8.02	(18.59)	162,997	1.32		0.95		4.63		653
(0.68)	11.54	20.47	310,635	1.23		0.95		3.52		798
(0.38)	10.21	7.00	282,563	0.95		0.95		3.34		644
(0.27)	9.90	(6.15)	214,079	0.95		0.95		2.94		480

(0.06)	11.19	12.69	85,407	1.70	*	1.70	*	1.51	*	357
(0.22)	9.99	27.50	83,050	1.71		1.70		2.81		485
(1.31)	8.02	(19.20)	54,022	2.07		1.70		3.88		653
(0.60)	11.54	19.58	108,807	1.97		1.70		2.77		798
(0.30)	10.21	6.21	99,356	1.70		1.70		2.60		644
(0.19)	9.90	(6.86)	81,574	1.70		1.70		2.18		480

Semiannual Report	September 30, 2010	273

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
Class A
04/01/2010 - 09/30/2010+	$10.31	$0.12	$0.57	$0.69	$(0.10)	$0.00	$0.00
03/31/2010	9.05	0.40	1.57	1.97	(0.34)	(0.37)	0.00
03/31/2009	10.39	0.41	(0.93)	(0.52)	(0.33)	(0.49)	0.00
03/31/2008	10.17	0.35	0.20	0.55	(0.33)	0.00	0.00
03/31/2007	10.30	0.32	0.05	0.37	(0.27)	(0.21)	(0.02)
03/31/2006	10.56	0.31	0.04	0.35	(0.28)	(0.33)	0.00
Class B
04/01/2010 - 09/30/2010+	10.31	0.08	0.57	0.65	(0.06)	0.00	0.00
03/31/2010	9.05	0.33	1.57	1.90	(0.27)	(0.37)	0.00
03/31/2009	10.39	0.34	(0.93)	(0.59)	(0.26)	(0.49)	0.00
03/31/2008	10.17	0.27	0.20	0.47	(0.25)	0.00	0.00
03/31/2007	10.30	0.24	0.05	0.29	(0.19)	(0.21)	(0.02)
03/31/2006	10.56	0.23	0.04	0.27	(0.20)	(0.33)	0.00
Class C
04/01/2010 - 09/30/2010+	10.31	0.08	0.57	0.65	(0.06)	0.00	0.00
03/31/2010	9.05	0.32	1.58	1.90	(0.27)	(0.37)	0.00
03/31/2009	10.39	0.34	(0.93)	(0.59)	(0.26)	(0.49)	0.00
03/31/2008	10.17	0.27	0.20	0.47	(0.25)	0.00	0.00
03/31/2007	10.30	0.24	0.05	0.29	(0.19)	(0.21)	(0.02)
03/31/2006	10.56	0.23	0.04	0.27	(0.20)	(0.33)	0.00
Class R
04/01/2010 - 09/30/2010+	10.31	0.11	0.57	0.68	(0.09)	0.00	0.00
03/31/2010	9.05	0.36	1.58	1.94	(0.31)	(0.37)	0.00
03/31/2009	10.39	0.39	(0.93)	(0.54)	(0.31)	(0.49)	0.00
03/31/2008	10.17	0.32	0.20	0.52	(0.30)	0.00	0.00
03/31/2007	10.30	0.29	0.05	0.34	(0.24)	(0.21)	(0.02)
03/31/2006	10.56	0.29	0.03	0.32	(0.25)	(0.33)	0.00

PIMCO Global Advantage Strategy Bond Fund
Class A
04/01/2010 - 09/30/2010+	$11.08	$0.12	$0.66	$0.78	$(0.12)	$0.00	$0.00
03/31/2010	10.06	0.24	1.23	1.47	(0.26)	(0.19)	0.00
02/05/2009 - 03/31/2009	10.00	0.03	0.06	0.09	(0.03)	0.00	0.00
Class C
04/01/2010 - 09/30/2010+	11.08	0.07	0.67	0.74	(0.08)	0.00	0.00
03/31/2010	10.06	0.15	1.24	1.39	(0.18)	(0.19)	0.00
02/05/2009 - 03/31/2009	10.00	0.02	0.06	0.08	(0.02)	0.00	0.00
Class R
04/01/2010 - 09/30/2010+	11.08	0.10	0.67	0.77	(0.11)	0.00	0.00
03/31/2010	10.06	0.18	1.27	1.45	(0.24)	(0.19)	0.00
02/05/2009 - 03/31/2009	10.00	0.03	0.06	0.09	(0.03)	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective February 24, 2009, the Fund's advisory fee was reduced by 0.20% to 0.40%.
(c)	Effective February 24, 2009, the Fund's supervisory and administrative fee was reduced by 0.05% to 0.45%.

274	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.10)	$10.90	6.75%	$313,119	0.95	%*	0.95	%*	0.95	%*	0.95	%*	2.32	%*	172%
(0.71)	10.31	22.27	239,915	0.97		0.97		0.95		0.95		4.02		411
(0.82)	9.05	(4.77)	207,850	1.15		1.15		0.95		0.95		4.26		779
(0.33)	10.39	5.51	245,275	1.32		1.32		0.95		0.95		3.44		969
(0.50)	10.17	3.58	258,371	0.95		0.95		0.95		0.95		3.11		653
(0.61)	10.30	3.35	302,226	0.95		0.95		0.95		0.95		2.95		571

(0.06)	10.90	6.35	6,869	1.70	*	1.70	*	1.70	*	1.70	*	1.60	*	172
(0.64)	10.31	21.37	9,550	1.72		1.72		1.70		1.70		3.36		411
(0.75)	9.05	(5.49)	12,338	1.90		1.90		1.70		1.70		3.50		779
(0.25)	10.39	4.73	19,960	2.05		2.05		1.70		1.70		2.68		969
(0.42)	10.17	2.81	27,875	1.70		1.70		1.70		1.70		2.36		653
(0.53)	10.30	2.58	40,661	1.70		1.70		1.70		1.70		2.19		571

(0.06)	10.90	6.35	59,398	1.70	*	1.70	*	1.70	*	1.70	*	1.58	*	172
(0.64)	10.31	21.37	53,446	1.72		1.72		1.70		1.70		3.26		411
(0.75)	9.05	(5.49)	42,239	1.90		1.90		1.70		1.70		3.51		779
(0.25)	10.39	4.73	51,548	2.06		2.06		1.70		1.70		2.69		969
(0.42)	10.17	2.81	63,894	1.70		1.70		1.70		1.70		2.36		653
(0.53)	10.30	2.58	90,269	1.70		1.70		1.70		1.70		2.19		571

(0.09)	10.90	6.62	15,102	1.20	*	1.20	*	1.20	*	1.20	*	2.08	*	172
(0.68)	10.31	21.97	11,248	1.22		1.22		1.20		1.20		3.67		411
(0.80)	9.05	(5.01)	8,280	1.40		1.40		1.20		1.20		4.03		779
(0.30)	10.39	5.25	7,332	1.57		1.57		1.20		1.20		3.19		969
(0.47)	10.17	3.33	4,860	1.20		1.20		1.20		1.20		2.84		653
(0.58)	10.30	3.09	4,025	1.20		1.20		1.20		1.20		2.80		571

$(0.12)	$11.74	7.08%	$87,283	1.11	%*	1.11	%*	1.10	%*	1.10	%*	2.07	%*	94%
(0.45)	11.08	14.75	76,913	1.10		1.10		1.10		1.10		2.16		268
(0.03)	10.06	0.93	1,551	1.10	*(b)(c)	26.79	*(b)(c)	1.10	*(b)(c)	26.79	*(b)(c)	1.81	*	57

(0.08)	11.74	6.68	23,207	1.86	*	1.86	*	1.85	*	1.85	*	1.32	*	94
(0.37)	11.08	13.88	19,441	1.85		1.85		1.85		1.85		1.35		268
(0.02)	10.06	0.80	421	1.85	*(b)(c)	16.59	*(b)(c)	1.85	*(b)(c)	16.59	*(b)(c)	1.55	*	57

(0.11)	11.74	6.96	1,872	1.36	*	1.36	*	1.35	*	1.35	*	1.87	*	94
(0.43)	11.08	14.46	441	1.35		1.35		1.35		1.35		1.64		268
(0.03)	10.06	0.88	29	1.35	*(b)(c)	14.09	*(b)(c)	1.35	*(b)(c)	14.09	*(b)(c)	1.93	*	57

Semiannual Report	September 30, 2010	275

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)		Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO Global Bond Fund (U.S. Dollar-Hedged)
Class A
04/01/2010 - 09/30/2010+	$9.64	$0.10		$0.59	$0.69	$(0.09)	$0.00
03/31/2010	8.75	0.32		1.16	1.48	(0.29)	(0.30)
03/31/2009	9.92	0.41		(0.89)	(0.48)	(0.35)	(0.34)
03/31/2008	9.61	0.35		0.28	0.63	(0.32)	0.00
03/31/2007	9.66	0.31		0.06	0.37	(0.28)	(0.14)
03/31/2006	10.00	0.30		0.00	0.30	(0.27)	(0.37)
Class B
04/01/2010 - 09/30/2010+	9.64	0.07		0.58	0.65	(0.05)	0.00
03/31/2010	8.75	0.26		1.15	1.41	(0.22)	(0.30)
03/31/2009	9.92	0.34		(0.89)	(0.55)	(0.28)	(0.34)
03/31/2008	9.61	0.28		0.28	0.56	(0.25)	0.00
03/31/2007	9.66	0.23		0.07	0.30	(0.21)	(0.14)
03/31/2006	10.00	0.22		0.00	0.22	(0.19)	(0.37)
Class C
04/01/2010 - 09/30/2010+	9.64	0.07		0.58	0.65	(0.05)	0.00
03/31/2010	8.75	0.25		1.16	1.41	(0.22)	(0.30)
03/31/2009	9.92	0.34		(0.89)	(0.55)	(0.28)	(0.34)
03/31/2008	9.61	0.28		0.28	0.56	(0.25)	0.00
03/31/2007	9.66	0.23		0.07	0.30	(0.21)	(0.14)
03/31/2006	10.00	0.22		0.00	0.22	(0.19)	(0.37)

PIMCO GNMA Fund
Class A
04/01/2010 - 09/30/2010+	$11.62	$0.10		$0.45	$0.55	$(0.10)	$0.00
03/31/2010	11.33	0.30		0.66	0.96	(0.35)	(0.32)
03/31/2009	11.37	0.48		0.09	0.57	(0.48)	(0.13)
03/31/2008	11.11	0.52		0.33	0.85	(0.52)	(0.07)
03/31/2007	10.90	0.49		0.21	0.70	(0.49)	0.00
03/31/2006	11.01	0.38		(0.08)	0.30	(0.41)	0.00
Class B
04/01/2010 - 09/30/2010+	11.62	0.05		0.46	0.51	(0.06)	0.00
03/31/2010	11.33	0.22		0.65	0.87	(0.26)	(0.32)
03/31/2009	11.37	0.39		0.10	0.49	(0.40)	(0.13)
03/31/2008	11.11	0.44		0.33	0.77	(0.44)	(0.07)
03/31/2007	10.90	0.41		0.21	0.62	(0.41)	0.00
03/31/2006	11.01	0.30		(0.08)	0.22	(0.33)	0.00
Class C
04/01/2010 - 09/30/2010+	11.62	0.05		0.46	0.51	(0.06)	0.00
03/31/2010	11.33	0.21		0.66	0.87	(0.26)	(0.32)
03/31/2009	11.37	0.39		0.10	0.49	(0.40)	(0.13)
03/31/2008	11.11	0.44		0.33	0.77	(0.44)	(0.07)
03/31/2007	10.90	0.41		0.21	0.62	(0.41)	0.00
03/31/2006	11.01	0.29		(0.07)	0.22	(0.33)	0.00

PIMCO Government Money Market Fund
Class A
04/01/2010 - 09/30/2010+	$1.00	$0.00	^	$0.00	$0.00 ^	$0.00	$0.00
05/14/2009 - 03/31/2010	1.00	0.00		0.00	0.00	0.00	0.00
Class C
04/01/2010 - 09/30/2010+	1.00	0.00	^	0.00	0.00 ^	0.00	0.00
05/14/2009 - 03/31/2010	1.00	0.00		0.00	0.00	0.00	0.00

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

276	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.09)	$10.24	7.19%	$36,587	0.95	%*	0.95	%*	0.95	%*	0.95	%*	2.10	%*	99%
(0.59)	9.64	17.24	29,640	0.95		0.95		0.95		0.95		3.39		401
(0.69)	8.75	(4.58)	16,957	1.45		1.45		0.95		0.95		4.41		653
(0.32)	9.92	6.70	19,966	1.38		1.38		0.95		0.95		3.63		775
(0.42)	9.61	3.91	18,725	0.95		0.95		0.95		0.95		3.16		581
(0.64)	9.66	2.99	21,185	0.95		0.95		0.95		0.95		2.99		372

(0.05)	10.24	6.78	2,568	1.70	*	1.70	*	1.70	*	1.70	*	1.37	*	99
(0.52)	9.64	16.37	3,533	1.70		1.70		1.70		1.70		2.79		401
(0.62)	8.75	(5.31)	4,344	2.19		2.19		1.70		1.70		3.65		653
(0.25)	9.92	5.91	6,539	2.15		2.15		1.70		1.70		2.87		775
(0.35)	9.61	3.14	6,917	1.70		1.70		1.70		1.70		2.41		581
(0.56)	9.66	2.23	8,224	1.70		1.70		1.70		1.70		2.23		372

(0.05)	10.24	6.79	19,661	1.70	*	1.70	*	1.70	*	1.70	*	1.36	*	99
(0.52)	9.64	16.37	16,799	1.70		1.70		1.70		1.70		2.71		401
(0.62)	8.75	(5.31)	13,408	2.19		2.19		1.70		1.70		3.65		653
(0.25)	9.92	5.91	16,109	2.16		2.16		1.70		1.70		2.87		775
(0.35)	9.61	3.14	16,140	1.70		1.70		1.70		1.70		2.41		581
(0.56)	9.66	2.22	18,835	1.70		1.70		1.70		1.70		2.24		372

$(0.10)	$12.07	4.75%	$583,350	0.90	%*	0.90	%*	0.90	%*	0.90	%*	1.66	%*	848%
(0.67)	11.62	8.59	455,544	0.90		0.90		0.90		0.90		2.58		1,747
(0.61)	11.33	5.31	343,522	1.06		1.06		0.90		0.90		4.26		1,652
(0.59)	11.37	7.94	114,188	1.33		1.33		0.90		0.90		4.69		839
(0.49)	11.11	6.59	76,983	1.45		1.45		0.90		0.90		4.48		1,009
(0.41)	10.90	2.74	64,165	0.90		0.90		0.90		0.90		3.43		1,069

(0.06)	12.07	4.36	27,208	1.65	*	1.65	*	1.65	*	1.65	*	0.90	*	848
(0.58)	11.62	7.78	35,303	1.65		1.65		1.65		1.65		1.86		1,747
(0.53)	11.33	4.52	39,447	1.81		1.81		1.65		1.65		3.49		1,652
(0.51)	11.37	7.14	29,853	2.07		2.07		1.65		1.65		3.98		839
(0.41)	11.11	5.80	31,447	2.19		2.19		1.65		1.65		3.73		1,009
(0.33)	10.90	1.97	36,678	1.66		1.66		1.65		1.65		2.68		1,069

(0.06)	12.07	4.36	288,241	1.65	*	1.65	*	1.65	*	1.65	*	0.90	*	848
(0.58)	11.62	7.78	246,550	1.65		1.65		1.65		1.65		1.80		1,747
(0.53)	11.33	4.52	144,761	1.81		1.81		1.65		1.65		3.50		1,652
(0.51)	11.37	7.14	36,035	2.07		2.07		1.65		1.65		3.96		839
(0.41)	11.11	5.80	31,535	2.19		2.19		1.65		1.65		3.73		1,009
(0.33)	10.90	1.98	36,587	1.66		1.66		1.65		1.65		2.67		1,069

$0.00	$1.00	0.02%	$757	0.23	%*	0.43	%*	0.23	%*	0.43	%*	0.01	%*	N/A
0.00	1.00	0.11	200	0.21	*	0.44	*	0.20	*	0.43	*	0.02	*	N/A

0.00	1.00	0.02	1,001	0.23	*	0.43	*	0.23	*	0.43	*	0.02	*	N/A
0.00	1.00	0.11	342	0.19	*	0.44	*	0.18	*	0.43	*	0.03	*	N/A

Semiannual Report	September 30, 2010	277

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO High Yield Fund
Class A
04/01/2010 - 09/30/2010+	$9.06	$0.32	$0.20	$0.52	$(0.33)	$0.00	$0.00
03/31/2010	6.56	0.69	2.51	3.20	(0.70)	0.00	0.00
03/31/2009	9.20	0.63	(2.62)	(1.99)	(0.58)	0.00	(0.07)
03/31/2008	9.94	0.65	(0.71)	(0.06)	(0.67)	(0.01)	0.00
03/31/2007	9.77	0.65	0.18	0.83	(0.65)	(0.01)	0.00
03/31/2006	9.70	0.67	0.08	0.75	(0.68)	0.00	0.00
Class B
04/01/2010 - 09/30/2010+	9.06	0.29	0.20	0.49	(0.30)	0.00	0.00
03/31/2010	6.56	0.63	2.51	3.14	(0.64)	0.00	0.00
03/31/2009	9.20	0.58	(2.63)	(2.05)	(0.52)	0.00	(0.07)
03/31/2008	9.94	0.58	(0.71)	(0.13)	(0.60)	(0.01)	0.00
03/31/2007	9.77	0.58	0.17	0.75	(0.57)	(0.01)	0.00
03/31/2006	9.70	0.59	0.08	0.67	(0.60)	0.00	0.00
Class C
04/01/2010 - 09/30/2010+	9.06	0.29	0.20	0.49	(0.30)	0.00	0.00
03/31/2010	6.56	0.63	2.51	3.14	(0.64)	0.00	0.00
03/31/2009	9.20	0.58	(2.63)	(2.05)	(0.52)	0.00	(0.07)
03/31/2008	9.94	0.58	(0.71)	(0.13)	(0.60)	(0.01)	0.00
03/31/2007	9.77	0.57	0.18	0.75	(0.57)	(0.01)	0.00
03/31/2006	9.70	0.59	0.08	0.67	(0.60)	0.00	0.00
Class R
04/01/2010 - 09/30/2010+	9.06	0.31	0.20	0.51	(0.32)	0.00	0.00
03/31/2010	6.56	0.67	2.51	3.18	(0.68)	0.00	0.00
03/31/2009	9.20	0.62	(2.63)	(2.01)	(0.56)	0.00	(0.07)
03/31/2008	9.94	0.62	(0.70)	(0.08)	(0.65)	(0.01)	0.00
03/31/2007	9.77	0.62	0.18	0.80	(0.62)	(0.01)	0.00
03/31/2006	9.70	0.65	0.07	0.72	(0.65)	0.00	0.00

PIMCO High Yield Spectrum Fund
Class A
09/15/2010 - 09/30/2010+	$10.00	$0.01	$0.12	$0.13	$(0.02)	$0.00	$0.00
Class C
09/15/2010 - 09/30/2010+	10.00	0.01	0.11	0.12	(0.01)	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

278	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.33)	$9.25	5.91%	$1,138,008	0.90	%*	0.90	%*	0.90	%*	0.90	%*	7.17	%*	19%
(0.70)	9.06	50.23	1,036,410	0.91		0.91		0.90		0.90		8.41		129
(0.65)	6.56	(22.34)	622,918	0.91		0.91		0.90		0.90		8.05		354
(0.68)	9.20	(0.71)	746,475	0.91		0.91		0.90		0.90		6.73		187
(0.66)	9.94	8.76	811,521	0.90		0.90		0.90		0.90		6.65		75
(0.68)	9.77	7.95	983,662	0.90		0.90		0.90		0.90		6.83		105

(0.30)	9.25	5.51	101,353	1.65	*	1.65	*	1.65	*	1.65	*	6.45	*	19
(0.64)	9.06	49.13	143,400	1.66		1.66		1.65		1.65		7.71		129
(0.59)	6.56	(22.92)	136,774	1.66		1.66		1.65		1.65		7.17		354
(0.61)	9.20	(1.44)	277,780	1.66		1.66		1.65		1.65		5.99		187
(0.58)	9.94	7.96	413,598	1.65		1.65		1.65		1.65		5.90		75
(0.60)	9.77	7.14	504,772	1.65		1.65		1.65		1.65		6.05		105

(0.30)	9.25	5.51	546,918	1.65	*	1.65	*	1.65	*	1.65	*	6.43	*	19
(0.64)	9.06	49.13	506,455	1.66		1.66		1.65		1.65		7.67		129
(0.59)	6.56	(22.92)	320,788	1.66		1.66		1.65		1.65		7.25		354
(0.61)	9.20	(1.44)	490,422	1.66		1.66		1.65		1.65		5.99		187
(0.58)	9.94	7.95	651,392	1.65		1.65		1.65		1.65		5.90		75
(0.60)	9.77	7.14	734,019	1.65		1.65		1.65		1.65		6.05		105

(0.32)	9.25	5.78	41,033	1.15	*	1.15	*	1.15	*	1.15	*	6.93	*	19
(0.68)	9.06	49.87	31,387	1.16		1.16		1.15		1.15		8.15		129
(0.63)	6.56	(22.53)	14,963	1.16		1.16		1.15		1.15		7.85		354
(0.66)	9.20	(0.96)	15,556	1.16		1.16		1.15		1.15		6.45		187
(0.63)	9.94	8.49	16,405	1.15		1.15		1.15		1.15		6.40		75
(0.65)	9.77	7.67	13,138	1.15		1.15		1.15		1.15		6.62		105

$(0.02)	$10.11	1.26%	$40	0.90	%*	0.95	%*	0.90	%*	0.95	%*	3.07	%*	2%

(0.01)	10.11	1.22	1,685	1.65	*	1.70	*	1.65	*	1.70	*	2.15	*	2

Semiannual Report	September 30, 2010	279

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO Income Fund
Class A
04/01/2010 - 09/30/2010+	$10.21	$0.34	$0.93	$1.27	$(0.29)	$0.00
03/31/2010	8.54	0.63	1.71	2.34	(0.67)	0.00
03/31/2009	9.92	0.65	(1.43)	(0.78)	(0.60)	0.00
03/31/2008	10.00	0.53	(0.08)	0.45	(0.53)	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00
Class C
04/01/2010 - 09/30/2010+	10.21	0.30	0.93	1.23	(0.25)	0.00
03/31/2010	8.54	0.55	1.71	2.26	(0.59)	0.00
03/31/2009	9.92	0.58	(1.44)	(0.86)	(0.52)	0.00
03/31/2008	10.00	0.46	(0.08)	0.38	(0.46)	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00
Class R
04/01/2010 - 09/30/2010+	10.21	0.32	0.94	1.26	(0.28)	0.00
03/31/2010	8.54	0.60	1.71	2.31	(0.64)	0.00
03/31/2009	9.92	0.62	(1.43)	(0.81)	(0.57)	0.00
03/31/2008	10.00	0.51	(0.08)	0.43	(0.51)	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00

PIMCO Investment Grade Corporate Bond Fund
Class A
04/01/2010 - 09/30/2010+	$11.18	$0.27	$0.69	$0.96	$(0.29)	$0.00
03/31/2010	9.66	0.57	1.90	2.47	(0.61)	(0.34)
03/31/2009	10.44	0.48	(0.74)	(0.26)	(0.48)	(0.04)
03/31/2008	10.37	0.49	0.10	0.59	(0.49)	(0.03)
03/31/2007	10.17	0.46	0.22	0.68	(0.46)	(0.02)
03/31/2006	10.38	0.42	(0.19)	0.23	(0.43)	(0.01)
Class C
04/01/2010 - 09/30/2010+	11.18	0.23	0.68	0.91	(0.24)	0.00
03/31/2010	9.66	0.49	1.90	2.39	(0.53)	(0.34)
03/31/2009	10.44	0.41	(0.74)	(0.33)	(0.41)	(0.04)
03/31/2008	10.37	0.41	0.11	0.52	(0.42)	(0.03)
03/31/2007	10.17	0.38	0.22	0.60	(0.38)	(0.02)
03/31/2006	10.38	0.34	(0.19)	0.15	(0.35)	(0.01)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

280	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.29)	$11.19	12.61%	$148,768	0.92	%*	0.97	%*	0.85	%*	0.90	%*	6.40	%*	105%
(0.67)	10.21	28.12	38,300	0.90		0.95		0.85		0.90		6.51		188
(0.60)	8.54	(8.12)	15,536	1.37		1.42		0.85		0.90		7.26		153
(0.53)	9.92	4.65	2,008	1.84		1.89		0.85		0.90		5.26		276
0.00	10.00	0.00	10	0.85	*	0.85	*	0.85	*	0.85	*	(0.85	)*	0

(0.25)	11.19	12.22	93,176	1.67	*	1.72	*	1.60	*	1.65	*	5.56	*	105
(0.59)	10.21	27.13	36,633	1.65		1.70		1.60		1.65		5.61		188
(0.52)	8.54	(8.91)	7,159	2.14		2.19		1.60		1.65		6.37		153
(0.46)	9.92	3.87	1,484	2.69		2.74		1.60		1.65		4.62		276
0.00	10.00	0.00	10	1.60	*	1.60	*	1.60	*	1.60	*	(1.60	)*	0

(0.28)	11.19	12.48	128	1.17	*	1.22	*	1.10	*	1.15	*	6.02	*	105
(0.64)	10.21	27.78	67	1.15		1.20		1.10		1.15		6.22		188
(0.57)	8.54	(8.38)	21	1.70		1.75		1.10		1.15		6.75		153
(0.51)	9.92	4.41	10	2.88		3.19		1.10		1.41		5.15		276
0.00	10.00	0.00	10	1.10	*	1.10	*	1.10	*	1.10	*	(1.10	)*	0

$(0.29)	$11.85	8.68%	$803,404	0.90	%*	0.90	%*	0.90	%*	0.90	%*	4.75	%*	169%
(0.95)	11.18	26.21	621,321	0.90		0.90		0.90		0.90		5.24		248
(0.52)	9.66	(2.44)	376,473	0.90		0.90		0.90		0.90		4.92		348
(0.52)	10.44	5.92	33,922	0.97		0.97		0.90		0.90		4.70		115
(0.48)	10.37	6.83	27,922	0.90		0.90		0.90		0.90		4.44		98
(0.44)	10.17	2.17	16,345	0.90		0.90		0.90		0.90		4.05		168

(0.24)	11.85	8.28	470,132	1.65	*	1.65	*	1.65	*	1.65	*	3.99	*	169
(0.87)	11.18	25.27	350,334	1.65		1.65		1.65		1.65		4.47		248
(0.45)	9.66	(3.16)	121,602	1.65		1.65		1.65		1.65		4.16		348
(0.45)	10.44	5.14	9,060	1.72		1.72		1.65		1.65		3.95		115
(0.40)	10.37	6.03	6,493	1.65		1.65		1.65		1.65		3.69		98
(0.36)	10.17	1.40	6,204	1.65		1.65		1.65		1.65		3.29		168

Semiannual Report	September 30, 2010	281

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO Long-Term U.S. Government Fund
Class A
04/01/2010 - 09/30/2010+	$10.79	$0.20	$1.80	$2.00	$(0.22)	$0.00
03/31/2010	11.58	0.42	(0.25)	0.17	(0.45)	(0.51)
03/31/2009	11.30	0.42	0.37	0.79	(0.43)	(0.08)
03/31/2008	10.66	0.48	0.63	1.11	(0.47)	0.00
03/31/2007	10.48	0.47	0.19	0.66	(0.47)	(0.01)
03/31/2006	10.77	0.38	(0.28)	0.10	(0.38)	(0.01)
Class B
04/01/2010 - 09/30/2010+	10.79	0.15	1.81	1.96	(0.18)	0.00
03/31/2010	11.58	0.34	(0.25)	0.09	(0.37)	(0.51)
03/31/2009	11.30	0.34	0.36	0.70	(0.34)	(0.08)
03/31/2008	10.66	0.40	0.64	1.04	(0.40)	0.00
03/31/2007	10.48	0.39	0.19	0.58	(0.39)	(0.01)
03/31/2006	10.77	0.29	(0.28)	0.01	(0.29)	(0.01)
Class C
04/01/2010 - 09/30/2010+	10.79	0.15	1.81	1.96	(0.18)	0.00
03/31/2010	11.58	0.34	(0.25)	0.09	(0.37)	(0.51)
03/31/2009	11.30	0.34	0.36	0.70	(0.34)	(0.08)
03/31/2008	10.66	0.40	0.63	1.03	(0.39)	0.00
03/31/2007	10.48	0.39	0.19	0.58	(0.39)	(0.01)
03/31/2006	10.77	0.29	(0.28)	0.01	(0.29)	(0.01)

PIMCO Low Duration Fund
Class A
04/01/2010 - 09/30/2010+	$10.44	$0.07	$0.20	$0.27	$(0.08)	$0.00
03/31/2010	9.30	0.22	1.19	1.41	(0.26)	(0.01)
03/31/2009	10.14	0.38	(0.71)	(0.33)	(0.38)	(0.13)
03/31/2008	9.95	0.43	0.26	0.69	(0.43)	(0.07)
03/31/2007	9.90	0.41	0.06	0.47	(0.42)	0.00
03/31/2006	10.11	0.31	(0.15)	0.16	(0.33)	(0.04)
Class B
04/01/2010 - 09/30/2010+	10.44	0.03	0.20	0.23	(0.04)	0.00
03/31/2010	9.30	0.17	1.17	1.34	(0.19)	(0.01)
03/31/2009	10.14	0.31	(0.71)	(0.40)	(0.31)	(0.13)
03/31/2008	9.95	0.35	0.27	0.62	(0.36)	(0.07)
03/31/2007	9.90	0.34	0.06	0.40	(0.35)	0.00
03/31/2006	10.11	0.24	(0.16)	0.08	(0.25)	(0.04)
Class C
04/01/2010 - 09/30/2010+	10.44	0.06	0.19	0.25	(0.06)	0.00
03/31/2010	9.30	0.17	1.20	1.37	(0.22)	(0.01)
03/31/2009	10.14	0.33	(0.71)	(0.38)	(0.33)	(0.13)
03/31/2008	9.95	0.38	0.26	0.64	(0.38)	(0.07)
03/31/2007	9.90	0.36	0.06	0.42	(0.37)	0.00
03/31/2006	10.11	0.26	(0.15)	0.11	(0.28)	(0.04)
Class R
04/01/2010 - 09/30/2010+	10.44	0.06	0.20	0.26	(0.07)	0.00
03/31/2010	9.30	0.20	1.19	1.39	(0.24)	(0.01)
03/31/2009	10.14	0.35	(0.70)	(0.35)	(0.36)	(0.13)
03/31/2008	9.95	0.41	0.26	0.67	(0.41)	(0.07)
03/31/2007	9.90	0.39	0.06	0.45	(0.40)	0.00
03/31/2006	10.11	0.30	(0.17)	0.13	(0.30)	(0.04)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	Effective October 1, 2005, the Fund's advisory fee was reduced to 0.025% to 0.225%.
(c)	Effective October 1, 2005, the Fund's administrative fee was reduced by 0.05% to 0.35%.
(d)	Effective January 1, 2010, the Fund's distribution and/or service/12b-1 fees was reduced by 0.20% to an annual rate of 0.30%.

282	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.22)	$12.57	18.66%	$240,770	0.895	%*	0.875	%*	3.35	%*	196%
(0.96)	10.79	1.49	176,403	0.895		0.875		3.73		415
(0.51)	11.58	7.27	201,456	0.905		0.875		3.82		367
(0.47)	11.30	10.78	233,321	0.875		0.875		4.43		291
(0.48)	10.66	6.41	179,750	0.875		0.875		4.45		971
(0.39)	10.48	0.79	140,369	0.89	(b)	0.89	(b)	3.41		788

(0.18)	12.57	18.22	13,950	1.645	*	1.625	*	2.64	*	196
(0.88)	10.79	0.74	16,774	1.645		1.625		3.01		415
(0.42)	11.58	6.47	26,934	1.655		1.625		3.07		367
(0.40)	11.30	9.97	32,425	1.625		1.625		3.73		291
(0.40)	10.66	5.62	36,900	1.625		1.625		3.71		971
(0.30)	10.48	0.04	45,638	1.64	(b)	1.64	(b)	2.61		788

(0.18)	12.57	18.22	60,266	1.645	*	1.625	*	2.60	*	196
(0.88)	10.79	0.74	45,276	1.645		1.625		3.00		415
(0.42)	11.58	6.47	56,492	1.655		1.625		3.06		367
(0.39)	11.30	9.96	52,461	1.625		1.625		3.67		291
(0.40)	10.66	5.62	39,482	1.625		1.625		3.71		971
(0.30)	10.48	0.04	38,108	1.64	(b)	1.64	(b)	2.63		788

$(0.08)	$10.63	2.58%	$3,441,589	0.85	%*	0.85	%*	1.36	%*	155%
(0.27)	10.44	15.35	3,074,798	0.85		0.85		2.19		488
(0.51)	9.30	(3.24)	1,632,854	0.88		0.85		3.90		223
(0.50)	10.14	7.19	1,614,909	0.85		0.85		4.24		141
(0.42)	9.95	4.86	1,164,861	0.85		0.85		4.16		73
(0.37)	9.90	1.56	1,493,640	0.88	(c)	0.88	(c)	3.13		68

(0.04)	10.63	2.20	54,028	1.60	*	1.60	*	0.58	*	155
(0.20)	10.44	14.49	81,425	1.60		1.60		1.70		488
(0.44)	9.30	(3.96)	105,595	1.63		1.60		3.14		223
(0.43)	10.14	6.40	162,843	1.60		1.60		3.54		141
(0.35)	9.95	4.08	208,559	1.60		1.60		3.40		73
(0.29)	9.90	0.80	305,913	1.63	(c)	1.63	(c)	2.35		68

(0.06)	10.63	2.43	982,368	1.15	*	1.15	*	1.06	*	155
(0.23)	10.44	14.83	837,286	1.30	(d)	1.30	(d)	1.71		488
(0.46)	9.30	(3.72)	363,986	1.38		1.35		3.40		223
(0.45)	10.14	6.66	387,133	1.35		1.35		3.78		141
(0.37)	9.95	4.34	417,945	1.35		1.35		3.65		73
(0.32)	9.90	1.05	607,046	1.38	(c)	1.38	(c)	2.60		68

(0.07)	10.63	2.46	79,026	1.10	*	1.10	*	1.16	*	155
(0.25)	10.44	15.07	39,325	1.10		1.10		1.97		488
(0.49)	9.30	(3.49)	21,872	1.13		1.10		3.64		223
(0.48)	10.14	6.93	9,642	1.10		1.10		4.05		141
(0.40)	9.95	4.60	11,305	1.10		1.10		3.89		73
(0.34)	9.90	1.30	15,386	1.12	(c)	1.12	(c)	3.00		68

Semiannual Report	September 30, 2010	283

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)		Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO Money Market Fund
Class A
04/01/2010 - 09/30/2010+	$1.00	$0.00	^	$0.00	$0.00	$0.00 ^	$0.00
03/31/2010	1.00	0.00		0.00	0.00	0.00	0.00
03/31/2009	1.00	0.01		0.00	0.01	(0.01)	0.00
03/31/2008	1.00	0.04		0.00	0.04	(0.04)	0.00
03/31/2007	1.00	0.05		0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03		0.00	0.03	(0.03)	0.00
Class B
04/01/2010 - 09/30/2010+	1.00	0.00	^	0.00	0.00	0.00 ^	0.00
03/31/2010	1.00	0.00		0.00	0.00	0.00	0.00
03/31/2009	1.00	0.01		0.00	0.01	(0.01)	0.00
03/31/2008	1.00	0.03		0.00	0.03	(0.03)	0.00
03/31/2007	1.00	0.04		0.00	0.04	(0.04)	0.00
03/31/2006	1.00	0.03		0.00	0.03	(0.03)	0.00
Class C
04/01/2010 - 09/30/2010+	1.00	0.00	^	0.00	0.00	0.00 ^	0.00
03/31/2010	1.00	0.00		0.00	0.00	0.00	0.00
03/31/2009	1.00	0.01		0.00	0.01	(0.01)	0.00
03/31/2008	1.00	0.04		0.00	0.04	(0.04)	0.00
03/31/2007	1.00	0.05		0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03		0.00	0.03	(0.03)	0.00

PIMCO Mortgage-Backed Securities Fund
Class A
04/01/2010 - 09/30/2010+	$10.74	$0.15		$0.31	$0.46	$(0.14)	$0.00
03/31/2010	10.21	0.47		0.94	1.41	(0.45)	(0.43)
03/31/2009	10.88	0.69		(0.62)	0.07	(0.65)	(0.09)
03/31/2008	10.72	0.50		0.22	0.72	(0.49)	(0.07)
03/31/2007	10.47	0.47		0.25	0.72	(0.47)	0.00
03/31/2006	10.62	0.37		(0.13)	0.24	(0.39)	0.00
Class B
04/01/2010 - 09/30/2010+	10.74	0.11		0.31	0.42	(0.10)	0.00
03/31/2010	10.21	0.41		0.92	1.33	(0.37)	(0.43)
03/31/2009	10.88	0.58		(0.59)	(0.01)	(0.57)	(0.09)
03/31/2008	10.72	0.42		0.22	0.64	(0.41)	(0.07)
03/31/2007	10.47	0.39		0.25	0.64	(0.39)	0.00
03/31/2006	10.62	0.29		(0.13)	0.16	(0.31)	0.00
Class C
04/01/2010 - 09/30/2010+	10.74	0.10		0.32	0.42	(0.10)	0.00
03/31/2010	10.21	0.40		0.93	1.33	(0.37)	(0.43)
03/31/2009	10.88	0.60		(0.61)	(0.01)	(0.57)	(0.09)
03/31/2008	10.72	0.42		0.22	0.64	(0.41)	(0.07)
03/31/2007	10.47	0.39		0.25	0.64	(0.39)	0.00
03/31/2006	10.62	0.29		(0.13)	0.16	(0.31)	0.00

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

284	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$1.00	0.02%	$160,423	0.23	%*	0.57	%*	0.23	%*	0.57	%*	0.04	%*	N/A
0.00	1.00	0.09	152,737	0.32		0.59		0.32		0.59		0.05		N/A
(0.01)	1.00	1.26	194,007	0.54		0.59		0.54		0.59		1.04		N/A
(0.04)	1.00	4.43	108,430	0.57		0.57		0.57		0.57		4.28		N/A
(0.05)	1.00	4.77	75,947	0.57		0.57		0.57		0.57		4.69		N/A
(0.03)	1.00	3.22	64,212	0.57		0.57		0.57		0.57		3.10		N/A

0.00	1.00	0.02	16,533	0.23	*	1.47	*	0.23	*	1.47	*	0.04	*	N/A
0.00	1.00	0.09	33,102	0.32		1.49		0.32		1.49		0.05		N/A
(0.01)	1.00	0.64	72,511	1.13		1.49		1.13		1.49		0.55		N/A
(0.03)	1.00	3.50	56,818	1.47		1.47		1.47		1.47		3.40		N/A
(0.04)	1.00	4.38	49,405	0.95		1.47		0.95		1.47		4.33		N/A
(0.03)	1.00	2.83	40,366	0.95		1.47		0.95		1.47		2.75		N/A

0.00	1.00	0.02	64,792	0.23	*	0.57	*	0.23	*	0.57	*	0.04	*	N/A
0.00	1.00	0.09	62,857	0.32		0.59		0.32		0.59		0.05		N/A
(0.01)	1.00	1.26	126,219	0.54		0.59		0.54		0.59		1.02		N/A
(0.04)	1.00	4.44	71,946	0.57		0.57		0.57		0.57		4.30		N/A
(0.05)	1.00	4.78	59,031	0.57		0.57		0.57		0.57		4.70		N/A
(0.03)	1.00	3.22	57,589	0.57		0.57		0.57		0.57		3.10		N/A

$(0.14)	$11.06	4.29%	$126,140	0.90	%*	0.90	%*	0.90	%*	0.90	%*	2.64	%*	507%
(0.88)	10.74	14.14	125,408	0.96		0.96		0.90		0.90		4.46		1,035
(0.74)	10.21	0.77	87,417	2.04		2.04		0.90		0.90		6.60		1,093
(0.56)	10.88	6.93	55,202	1.56		1.56		0.90		0.90		4.65		630
(0.47)	10.72	7.08	42,395	0.90		0.90		0.90		0.90		4.46		780
(0.39)	10.47	2.24	35,258	0.90		0.90		0.90		0.90		3.51		711

(0.10)	11.06	3.90	6,823	1.65	*	1.65	*	1.65	*	1.65	*	1.91	*	507
(0.80)	10.74	13.30	9,258	1.71		1.71		1.65		1.65		3.84		1,035
(0.66)	10.21	0.02	10,466	2.74		2.74		1.65		1.65		5.56		1,093
(0.48)	10.88	6.14	15,544	2.29		2.29		1.65		1.65		3.92		630
(0.39)	10.72	6.29	16,404	1.65		1.65		1.65		1.65		3.72		780
(0.31)	10.47	1.48	14,970	1.65		1.65		1.65		1.65		2.74		711

(0.10)	11.06	3.90	44,307	1.65	*	1.65	*	1.65	*	1.65	*	1.90	*	507
(0.80)	10.74	13.29	48,507	1.71		1.71		1.65		1.65		3.72		1,035
(0.66)	10.21	0.01	34,962	2.77		2.77		1.65		1.65		5.77		1,093
(0.48)	10.88	6.14	29,365	2.29		2.29		1.65		1.65		3.91		630
(0.39)	10.72	6.28	28,454	1.65		1.65		1.65		1.65		3.72		780
(0.31)	10.47	1.48	22,129	1.65		1.65		1.65		1.65		2.75		711

Semiannual Report	September 30, 2010	285

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)		Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Real IncomeTM 2019 Fund
Class A
04/01/2010 - 09/30/2010+	$9.72	$0.04		$0.36	$0.40	$(0.51)	$0.00	$0.00
10/30/2009 - 3/31/2010	10.00	0.04		0.10	0.14	(0.11)	0.00	(0.31)
Class C
04/01/2010 - 09/30/2010+	9.72	0.01		0.39	0.40	(0.50)	0.00	0.00
10/30/2009 - 3/31/2010	10.00	0.04		0.09	0.13	(0.10)	0.00	(0.31)

PIMCO Real IncomeTM 2029 Fund
Class A
04/01/2010 - 09/30/2010+	$9.86	$0.06		$0.73	$0.79	$(0.27)	$0.00	$0.00
10/30/2009 - 3/31/2010	10.00	0.06		0.03	0.09	(0.13)	0.00	(0.10)
Class C
04/01/2010 - 09/30/2010+	9.85	0.03		0.73	0.76	(0.26)	0.00	0.00
10/30/2009 - 3/31/2010	10.00	0.05		0.02	0.07	(0.12)	0.00	(0.10)

PIMCO Short-Term Fund
Class A
04/01/2010 - 09/30/2010+	$9.87	$0.03		$0.06	$0.09	$(0.03)	$0.00	$0.00
03/31/2010	9.39	0.12		0.53	0.65	(0.14)	(0.03)	0.00
03/31/2009	9.81	0.35		(0.29)	0.06	(0.33)	(0.15)	0.00
03/31/2008	9.96	0.45		(0.12)	0.33	(0.45)	(0.03)	0.00
03/31/2007	9.98	0.44		0.00	0.44	(0.43)	(0.03)	0.00
03/31/2006	10.01	0.31		(0.02)	0.29	(0.32)	0.00	0.00
Class B
04/01/2010 - 09/30/2010+	9.87	0.00	^	0.06	0.06	0.00 ^	0.00	0.00
03/31/2010	9.39	0.08		0.50	0.58	(0.07)	(0.03)	0.00
03/31/2009	9.81	0.28		(0.29)	(0.01)	(0.26)	(0.15)	0.00
03/31/2008	9.96	0.38		(0.13)	0.25	(0.37)	(0.03)	0.00
03/31/2007	9.98	0.37		0.00	0.37	(0.36)	(0.03)	0.00
03/31/2006	10.01	0.23		(0.02)	0.21	(0.24)	0.00	0.00
Class C
04/01/2010 - 09/30/2010+	9.87	0.02		0.06	0.08	(0.02)	0.00	0.00
03/31/2010	9.39	0.10		0.52	0.62	(0.11)	(0.03)	0.00
03/31/2009	9.81	0.32		(0.29)	0.03	(0.30)	(0.15)	0.00
03/31/2008	9.96	0.42		(0.12)	0.30	(0.42)	(0.03)	0.00
03/31/2007	9.98	0.41		0.00	0.41	(0.40)	(0.03)	0.00
03/31/2006	10.01	0.28		(0.02)	0.26	(0.29)	0.00	0.00
Class R
04/01/2010 - 09/30/2010+	9.87	0.02		0.06	0.08	(0.02)	0.00	0.00
03/31/2010	9.39	0.10		0.53	0.63	(0.12)	(0.03)	0.00
03/31/2009	9.81	0.32		(0.28)	0.04	(0.31)	(0.15)	0.00
03/31/2008	9.96	0.42		(0.12)	0.30	(0.42)	(0.03)	0.00
03/31/2007	9.98	0.42		0.00	0.42	(0.41)	(0.03)	0.00
03/31/2006	10.01	0.31		(0.05)	0.26	(0.29)	0.00	0.00

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	PIMCO and Distributor have contractually agreed to waive 0.05% of the Fund's administrative fee and distribution and/or service/12b-1 fees.
(c)	Effective October 1, 2007, the administrative fee was reduced by 0.05% to an annual rate of 0.30%.

286	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.51)	$9.61	4.21%	$3,384	0.79	%*	1.00	%*	0.79	%*	1.00	%*	0.80	%*	92%
(0.42)	9.72	1.42	1,874	0.79	*	3.52	*	0.79	*	3.52	*	0.87	*	445

(0.50)	9.62	4.18	2,446	1.29	*	1.50	*	1.29	*	1.50	*	0.29	*	92
(0.41)	9.72	1.32	1,146	1.29	*	4.63	*	1.29	*	4.63	*	1.03	*	445

$(0.27)	$10.38	8.13%	$413	0.79	%*	0.79	%*	0.79	%*	0.79	%*	1.20	%*	123%
(0.23)	9.86	0.85	169	0.79	*	5.05	*	0.79	*	5.05	*	1.44	*	445

(0.26)	10.35	7.80	186	1.29	*	1.29	*	1.29	*	1.29	*	0.61	*	123
(0.22)	9.85	0.64	40	1.29	*	3.31	*	1.29	*	3.31	*	1.28	*	445

$(0.03)	$9.93	0.92%	$1,454,098	0.80	%*	0.80	%*	0.80	%*	0.80	%*	0.66	%*	54%
(0.17)	9.87	6.94	1,560,419	0.80		0.80		0.80		0.80		1.19		446
(0.48)	9.39	0.66	382,308	0.85		0.85		0.80		0.80		3.62		582
(0.48)	9.81	3.34	201,097	0.84	(c)	0.84	(c)	0.83	(c)	0.83	(c)	4.52		191
(0.46)	9.96	4.51	259,410	0.75	(b)	0.80		0.75	(b)	0.80		4.42		187
(0.32)	9.98	2.91	315,399	0.75	(b)	0.80		0.75	(b)	0.80		3.07		230

0.00	9.93	0.61	3,035	1.41	*	1.55	*	1.41	*	1.55	*	0.04	*	54
(0.10)	9.87	6.17	4,977	1.53		1.55		1.53		1.55		0.86		446
(0.41)	9.39	(0.09)	8,359	1.60		1.60		1.55		1.55		2.90		582
(0.40)	9.81	2.57	9,485	1.59	(c)	1.59	(c)	1.58	(c)	1.58	(c)	3.78		191
(0.39)	9.96	3.73	14,144	1.50	(b)	1.55		1.50	(b)	1.55		3.66		187
(0.24)	9.98	2.13	19,070	1.50	(b)	1.55		1.50	(b)	1.55		2.30		230

(0.02)	9.93	0.77	297,926	1.10	*	1.10	*	1.10	*	1.10	*	0.36	*	54
(0.14)	9.87	6.62	298,079	1.10		1.10		1.10		1.10		1.00		446
(0.45)	9.39	0.36	124,847	1.15		1.15		1.10		1.10		3.34		582
(0.45)	9.81	3.03	100,746	1.14	(c)	1.14	(c)	1.13	(c)	1.13	(c)	4.22		191
(0.43)	9.96	4.19	121,666	1.05	(b)	1.10		1.05	(b)	1.10		4.11		187
(0.29)	9.98	2.60	173,897	1.05	(b)	1.10		1.05	(b)	1.10		2.77		230

(0.02)	9.93	0.80	9,173	1.05	*	1.05	*	1.05	*	1.05	*	0.41	*	54
(0.15)	9.87	6.67	7,689	1.05		1.05		1.05		1.05		1.02		446
(0.46)	9.39	0.41	2,583	1.10		1.10		1.05		1.05		3.35		582
(0.45)	9.81	3.07	948	1.08	(c)	1.08	(c)	1.07	(c)	1.07	(c)	4.20		191
(0.44)	9.96	4.25	632	1.00	(b)	1.05		1.00	(b)	1.05		4.18		187
(0.29)	9.98	2.64	626	1.00	(b)	1.05		1.00	(b)	1.05		3.05		230

Semiannual Report	September 30, 2010	287

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO Tax Managed Real Return Fund
Class A
04/01/2010 - 09/30/2010+	$10.21	$0.07	$0.03	$0.10	$(0.07)	$0.00
10/30/2009 - 3/31/2010	10.00	0.05	0.21	0.26	(0.05)	0.00
Class C
04/01/2010 - 09/30/2010+	10.21	0.04	0.03	0.07	(0.04)	0.00
10/30/2009 - 3/31/2010	10.00	0.03	0.21	0.24	(0.03)	0.00

PIMCO Unconstrained Bond Fund
Class A
04/01/2010 - 09/30/2010+	$11.01	$0.14	$0.27	$0.41	$(0.11)	$0.00
03/31/2010	10.17	0.34	1.07	1.41	(0.32)	(0.25)
06/30/2008 - 03/31/2009	10.00	0.19	0.11	0.30	(0.13)	0.00
Class C
04/01/2010 - 09/30/2010+	11.01	0.10	0.27	0.37	(0.07)	0.00
03/31/2010	10.17	0.26	1.07	1.33	(0.24)	(0.25)
07/31/2008 - 03/31/2009	9.89	0.13	0.23	0.36	(0.08)	0.00
Class R
04/01/2010 - 09/30/2010+	11.01	0.12	0.28	0.40	(0.10)	0.00
03/31/2010	10.17	0.33	1.06	1.39	(0.30)	(0.25)
07/31/2008 - 03/31/2009	9.89	0.17	0.22	0.39	(0.11)	0.00

PIMCO Unconstrained Tax Managed Bond Fund
Class A
04/01/2010 - 09/30/2010+	$10.41	$0.07	$0.14	$0.21	$(0.06)	$0.00
03/31/2010	9.77	0.18	0.71	0.89	(0.21)	(0.04)
01/30/2009 - 03/31/2009	10.00	0.02	(0.23)	(0.21)	(0.02)	0.00
Class C
04/01/2010 - 09/30/2010+	10.41	0.03	0.14	0.17	(0.02)	0.00
03/31/2010	9.77	0.09	0.72	0.81	(0.13)	(0.04)
01/30/2009 - 03/31/2009	10.00	0.01	(0.23)	(0.22)	(0.01)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

288	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.07)	$10.24	0.96%	$582	0.85	%*	0.85	%*	0.85	%*	0.85	%*	1.31	%*	116%
(0.05)	10.21	2.57	333	0.85	*	3.06	*	0.85	*	3.06	*	1.13	*	447

(0.04)	10.24	0.70	547	1.35	*	1.35	*	1.35	*	1.35	*	0.81	*	116
(0.03)	10.21	2.36	259	1.35	*	2.59	*	1.35	*	2.59	*	0.63	*	447

$(0.11)	$11.31	3.78%	$1,991,498	1.48	%*	1.48	%*	1.30	%*	1.30	%*	2.46	%*	618%
(0.57)	11.01	14.16	1,152,457	1.30		1.30		1.30		1.30		3.14		1,039
(0.13)	10.17	3.08	198,080	1.31	*	1.33	*	1.30	*	1.32	*	2.48	*	417

(0.07)	11.31	3.39	880,312	2.23	*	2.23	*	2.05	*	2.05	*	1.71	*	618
(0.49)	11.01	13.31	485,355	2.05		2.05		2.05		2.05		2.34		1,039
(0.08)	10.17	3.66	41,397	2.06	*	2.08	*	2.05	*	2.07	*	1.91	*	417

(0.10)	11.31	3.65	16,096	1.73	*	1.73	*	1.55	*	1.55	*	2.17	*	618
(0.55)	11.01	13.88	4,531	1.55		1.55		1.55		1.55		3.04		1,039
(0.11)	10.17	3.99	9,537	1.56	*	1.58	*	1.55	*	1.57	*	2.52	*	417

$(0.06)	$10.56	2.00%	$51,037	1.31	%*	1.31	%*	1.10	%*	1.10	%*	1.30	%*	277%
(0.25)	10.41	9.19	27,531	1.10		1.13		1.10		1.13		1.72		318
(0.02)	9.77	(2.08)	1,384	1.10	*	9.29	*	1.10	*	9.29	*	1.11	*	0

(0.02)	10.56	1.61	19,968	2.06	*	2.06	*	1.85	*	1.85	*	0.54	*	277
(0.17)	10.41	8.35	9,809	1.85		1.87		1.85		1.87		0.89		318
(0.01)	9.77	(2.18)	174	1.85	*	9.16	*	1.85	*	9.16	*	0.49	*	0

Semiannual Report	September 30, 2010	289

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Developing Local Markets Fund	PIMCO Diversified Income Fund	PIMCO Emerging Local Bond Fund	PIMCO Emerging Markets Bond Fund	PIMCO Floating Income Fund	PIMCO Foreign Bond Fund (Unhedged)

Assets:
Investments, at value	$2,907,736	$3,320,003	$4,653,195	$3,669,939	$1,699,915	$2,624,969
Investments in Affiliates, at value	458,361	58,330	420,908	40,692	88,177	67,824
Repurchase agreements, at value	8,111	9,212	27,007	7,500	684	6,000
Cash	6,485	270	3,371	269	9,845	1,227
Deposits with counterparty	0	0	0	8	0	27
Foreign currency, at value	37,073	11,387	34,248	1,848	5,978	9,998
Receivable for investments sold	13,232	62,711	93,390	171,239	11,125	70,887
Receivable for investments in Affiliates sold	8,800	0	3,900	0	0	0
Receivable for investments sold on a delayed-delivery basis	0	80,800	0	0	0	0
Receivable for Fund shares sold	7,554	24,415	53,620	17,158	12,526	8,451
Interest and dividends receivable	38,225	47,459	90,138	52,490	21,297	24,900
Dividends receivable from Affiliates	160	15	137	2	53	36
Variation margin receivable	0	0	0	0	0	0
Swap premiums paid	912	23,567	8,659	13,393	14,709	6,991
Unrealized appreciation on foreign currency contracts	135,556	7,944	105,159	13,665	1,988	24,873
Unrealized appreciation on swap agreements	1,993	36,621	59,734	19,385	13,845	31,250
	3,624,198	3,682,734	5,553,466	4,007,588	1,880,142	2,877,433

Liabilities:
Payable for reverse repurchase agreements	$0	$47,758	$0	$3,007	$0	$0
Payable for investments purchased	90,533	81,435	34,577	256,862	45,233	46,591
Payable for investments in Affiliates purchased	160	15	137	2	8,253	36
Payable for investments purchased on a delayed-delivery basis	0	133,416	0	146,509	0	0
Payable for short sales	2,146	0	0	0	0	0
Deposits from counterparty	94,828	23,132	111,279	30,632	11,671	41,493
Payable for Fund shares redeemed	14,885	3,097	7,739	14,156	1,416	9,191
Dividends payable	566	1,603	2,615	3,682	231	752
Overdraft due to custodian	0	0	0	0	0	0
Written options outstanding	328	8,198	228	7,438	2,623	7,991
Accrued related party fees	0	2,139	0	0	771	0
Variation margin payable	0	358	0	170	114	1,008
Reimbursement to Manager	2,648	0	4,223	2,820	0	1,392
Swap premiums received	0	18,884	3,778	9,372	58,626	853
Unrealized depreciation on foreign currency contracts	36,955	25,804	53,954	28,954	11,113	32,022
Unrealized depreciation on swap agreements	14	1,321	687	201	49,505	1,413
Other liabilities	0	273	7,076	11	171	0
	243,063	347,433	226,293	503,816	189,727	142,742

Net Assets	$3,381,135	$3,335,301	$5,327,173	$3,503,772	$1,690,415	$2,734,691

Net Assets Consist of:
Paid in capital	$4,032,473	$3,130,934	$4,945,445	$3,244,881	$2,034,039	$2,679,929
Undistributed (overdistributed) net investment income	(59,351)	(33,197)	(68,351)	(23,646)	5,166	(10,078)
Accumulated undistributed net realized gain (loss)	(775,176)	(17,316)	(55,335)	(74,974)	(347,194)	1,507
Net unrealized appreciation (depreciation)	183,189	254,880	505,414	357,511	(1,596)	63,333
	$3,381,135	$3,335,301	$5,327,173	$3,503,772	$1,690,415	$2,734,691

Net Assets:
Class A	$217,673	$170,794	$318,959	$468,113	$132,479	$320,442
Class B	NA	20,518	NA	33,144	NA	NA
Class C	81,650	119,465	71,635	167,971	71,267	85,407
Class R	NA	NA	NA	NA	NA	NA
Other Classes	3,081,812	3,024,524	4,936,579	2,834,544	1,486,669	2,328,842

Shares Issued and Outstanding:
Class A	20,566	14,702	28,828	40,995	14,791	28,645
Class B	NA	1,766	NA	2,903	NA	NA
Class C	7,714	10,284	6,475	14,710	7,957	7,635
Class R	NA	NA	NA	NA	NA	NA

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$10.58	$11.62	$11.06	$11.42	$8.96	$11.19
Class B	NA	11.62	NA	11.42	NA	NA
Class C	10.58	11.62	11.06	11.42	8.96	11.19
Class R	NA	NA	NA	NA	NA	NA

Cost of Investments Owned	$2,828,538	$3,100,202	$4,255,886	$3,314,523	$1,658,778	$2,575,098
Cost of Investments in Affiliates Owned	$458,290	$58,330	$420,917	$40,692	$88,179	$67,824
Cost of Repurchase Agreements Owned	$8,111	$9,212	$27,007	$7,500	$684	$6,000
Cost of Foreign Currency Held	$35,050	$11,362	$33,958	$1,852	$5,988	$20,391
Proceeds Received on Short Sales	$2,144	$0	$0	$0	$0	$0
Premiums Received on Written Options	$869	$5,820	$646	$3,597	$2,172	$6,946

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

290	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

PIMCO Foreign Bond Fund (U.S. Dollar- Hedged)	PIMCO Global Advantage Strategy Bond Fund	PIMCO Global Bond Fund (U.S. Dollar-Hedged)	PIMCO GNMA Fund	PIMCO Government Money Market Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Income Fund	PIMCO Investment Grade Corporate Bond Fund

$3,256,532	$1,903,613	$279,947	$3,104,813	$41,018	$9,387,446	$67,871	$3,828,040	$6,860,237
6,992	227,624	2,254	30,636	0	548,103	17,300	36,288	7,048
21,156	14,000	671	4,020	59,245	13,305	13,942	6,958	21,000
1,363	5,609	9	13	0	3,475	257	0	37,516
0	23	26	0	0	0	0	0	0
14,516	3,349	819	0	0	6,798	1,046	44,241	2,074
66,838	71,174	7,977	4,282,116	0	21,624	1,313	45,863	23,647
0	0	2,400	0	0	28,100	0	0	0
0	0	2,998	0	0	116	0	0	0
6,908	10,399	255	3,945	9	26,119	856	32,294	15,968
39,274	20,849	3,117	4,527	26	173,035	1,234	24,030	85,358
47	73	0	95	0	153	2	8	14
0	0	0	0	0	0	0	0	650
9,181	2,548	718	3,820	0	40	0	169	17,391
19,930	26,838	1,223	0	0	17,153	0	227	13,424
24,803	4,530	2,339	1,723	0	66,887	50	1,815	45,186
3,467,540	2,290,629	304,753	7,435,708	100,298	10,292,354	103,871	4,019,933	7,129,513

$0	$21,186	$0	$0	$0	$15,259	$0	$964,301	$961
84,813	69,638	5,209	4,818,833	0	186,905	8,584	246,246	259,828
47	73	0	95	0	153	10,702	4,408	14
0	39,077	14,264	0	0	0	19	135,609	479,064
0	40,507	0	926,221	0	0	0	0	0
23,472	11,571	1,460	5,411	0	14,281	0	2,880	32,313
4,577	428	148	8,913	76	24,881	0	1,311	85,750
1,243	61	81	348	2	12,647	1	933	4,966
0	0	0	0	0	0	0	11,887	0
9,650	5,725	933	0	0	0	0	0	32,622
0	1,289	0	1,234	17	5,664	13	996	3,351
1,523	278	106	0	0	0	0	0	134
1,613	0	158	0	0	0	0	0	0
2,260	1,378	137	0	0	62,847	330	14,680	16,653
129,777	16,949	10,722	0	0	71,302	306	12,236	18,228
5,218	220	296	1,312	0	164	0	4,010	4,793
1	0	4	0	0	0	1	3	0
264,194	208,380	33,518	5,762,367	95	394,103	19,956	1,399,500	938,677

$3,203,346	$2,082,249	$271,235	$1,673,341	$100,203	$9,898,251	$83,915	$2,620,433	$6,190,836

$3,144,537	$1,967,285	$264,377	$1,577,280	$100,203	$9,921,419	$83,278	$2,472,580	$5,122,405
(61,745)	(11,637)	437	4,751	(11)	(32,451)	(12)	9,634	34,889
50,373	32,170	4,711	64,351	11	(621,195)	4	21,724	470,506
70,181	94,431	1,710	26,959	0	630,478	645	116,495	563,036
$3,203,346	$2,082,249	$271,235	$1,673,341	$100,203	$9,898,251	$83,915	$2,620,433	$6,190,836

$313,119	$87,283	$36,587	$583,350	$757	$1,138,008	$40	$148,768	$803,404
6,869	NA	2,568	27,208	NA	101,353	NA	NA	NA
59,398	23,207	19,661	288,241	1,001	546,918	1,685	93,176	470,132
15,102	1,872	NA	NA	NA	41,033	NA	128	NA
2,808,858	1,969,887	212,419	774,542	98,445	8,070,939	82,190	2,378,361	4,917,300

28,715	7,432	3,571	48,340	757	122,968	4	13,301	67,774
630	NA	251	2,255	NA	10,952	NA	NA	NA
5,447	1,976	1,919	23,885	1,001	59,097	167	8,331	39,659
1,385	159	NA	NA	NA	4,434	NA	11	NA

$10.90	$11.74	$10.24	$12.07	$1.00	$9.25	$10.11	$11.19	$11.85
10.90	NA	10.24	12.07	NA	9.25	NA	NA	NA
10.90	11.74	10.24	12.07	1.00	9.25	10.11	11.19	11.85
10.90	11.74	NA	NA	NA	9.25	NA	11.19	NA

$3,097,642	$1,820,519	$271,083	$3,079,321	$41,018	$8,783,361	$66,936	$3,697,484	$6,317,034
$6,992	$227,632	$2,254	$30,636	$0	$548,090	$17,301	$36,288	$7,048
$21,156	$14,000	$671	$4,020	$59,245	$13,305	$13,942	$6,958	$21,000
$14,537	$3,358	$821	$0	$0	$6,837	$1,041	$44,316	$2,027
$0	$38,855	$0	$926,791	$0	$0	$0	$0	$0
$8,529	$3,664	$739	$486	$0	$0	$0	$0	$14,832

Semiannual Report	September 30, 2010	291

Statements of Assets and Liabilities   (Cont.)

(Amounts in thousands, except per share amounts)	PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Fund	PIMCO Money Market Fund	PIMCO Mortgage-Backed Securities Fund

Assets:
Investments, at value	$1,286,724	$24,032,785	$278,379	$958,785
Investments in Affiliates, at value	15,329	5,037,167	0	30,067
Repurchase agreements, at value	7,452	114,000	326,506	2,391
Cash	461	10,681	0	1,109
Deposits with counterparty	0	21	0	0
Foreign currency, at value	0	8,637	0	0
Receivable for investments sold	2,408	958,282	0	601,457
Receivable for investments in Affiliates sold	0	0	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	0	0
Receivable for cross-currency swap exchanges	0	0	0	0
Receivable for Fund shares sold	2,136	113,968	2,718	623
Interest and dividends receivable	8,852	99,252	303	2,011
Dividends receivable from Affiliates	8	1,530	0	37
Variation margin receivable	0	85	0	0
Swap premiums paid	147	55,986	0	3,961
Unrealized appreciation on foreign currency contracts	0	45,547	0	0
Unrealized appreciation on swap agreements	4,409	85,782	0	3,799
Other assets	0	0	0	0
	1,327,926	30,563,723	607,906	1,604,240

Liabilities:
Payable for reverse repurchase agreements	$96,729	$53,090	$0	$0
Payable for investments purchased	29,615	8,426,878	0	797,740
Payable for investments in Affiliates purchased	8	371,630	0	37
Payable for investments purchased on a delayed-delivery basis	75,804	0	0	0
Payable for short sales	0	0	0	142,467
Deposits from counterparty	5,600	116,849	0	6,851
Payable for cross-currency swap exchanges	0	0	0	0
Payable for Fund shares redeemed	3,033	43,303	9,597	5,752
Dividends payable	408	5,320	2	208
Written options outstanding	313	60,294	0	0
Accrued related party fees	638	10,237	135	418
Variation margin payable	0	32	0	0
Swap premium received	385	23,713	0	0
Unrealized depreciation on foreign currency contracts	0	112,780	0	0
Unrealized depreciation on swap agreements	5	1,655	0	955
Other liabilities	0	20	0	0
	212,538	9,225,801	9,734	954,428

Net Assets	$1,115,388	$21,337,922	$598,172	$649,812

Net Assets Consist of:
Paid in capital	$986,218	$20,665,624	$598,173	$625,423
Undistributed (overdistributed) net investment income	(3,052)	(34,086)	(15)	5,843
Accumulated undistributed net realized gain (loss)	67,623	312,394	14	14,231
Net unrealized appreciation (depreciation)	64,599	393,990	0	4,315
	$1,115,388	$21,337,922	$598,172	$649,812

Net Assets:
Class A	$240,770	$3,441,589	$160,423	$126,140
Class B	13,950	54,028	16,533	6,823
Class C	60,266	982,368	64,792	44,307
Class R	NA	79,026	NA	NA
Other Classes	800,402	16,780,911	356,424	472,542

Shares Issued and Outstanding:
Class A	19,147	323,776	160,431	11,403
Class B	1,109	5,083	16,536	617
Class C	4,793	92,418	64,793	4,005
Class R	NA	7,435	NA	NA

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$12.57	$10.63	$1.00	$11.06
Class B	12.57	10.63	1.00	11.06
Class C	12.57	10.63	1.00	11.06
Class R	NA	10.63	NA	NA

Cost of Investments Owned	$1,228,601	$23,661,605	$278,379	$956,997
Cost of Investments in Affiliates Owned	$15,329	$5,037,347	$0	$30,068
Cost of Repurchase Agreements Owned	$7,452	$114,000	$326,506	$2,391
Cost of Foreign Currency Held	$0	$8,605	$0	$0
Proceeds Received on Short Sales	$0	$0	$0	$142,113
Premiums Received on Written Options	$217	$52,405	$0	$37

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

292	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

PIMCO Real IncomeTM 2019 Fund	PIMCO Real IncomeTM 2029 Fund	PIMCO Short-Term Fund	PIMCO Tax Managed Real Return Fund	PIMCO Unconstrained Bond Fund	PIMCO Unconstrained Tax Managed Bond fund

$10,941	$6,019	$11,524,547	$23,631	$14,762,759	$219,239
0	0	312,768	0	656,682	0
138	0	26,000	1,549	97,300	3,190
1	58	24,048	1	57,798	14
0	0	0	0	30	11
0	0	2,533	0	9,209	406
0	0	22,505	1,131	12,725,355	67,476
0	0	13,700	0	0	0
0	0	0	0	111,002	0
0	0	111,609	0	26,751	0
29	16	32,882	3	154,962	868
45	30	41,542	230	95,274	1,674
0	0	239	0	191	0
0	0	0	0	1,529	21
0	0	1,364	90	53,879	991
0	0	2,405	0	20,358	262
0	0	6,111	0	26,169	454
0	0	1	0	0	0
11,154	6,123	12,122,254	26,635	28,799,248	294,606

$0	$0	$7,116	$0	$0	$0
0	0	273,341	1,730	10,824,390	22,760
0	0	239	0	48,191	0
0	0	0	0	0	0
0	0	0	0	5,575,962	51,470
0	0	5,270	0	46,534	430
0	0	110,766	0	26,718	0
5	6	30,928	59	18,269	1,929
39	4	793	1	2,490	63
0	0	12,315	11	26,025	186
7	2	5,561	10	10,307	170
0	0	0	0	1,146	0
0	0	1,825	191	13,949	858
0	0	33,173	0	62,256	938
0	0	3,279	612	63,348	1,715
0	0	6	0	0	0
51	12	484,612	2,614	16,719,585	80,519

$11,103	$6,111	$11,637,642	$24,021	$12,079,663	$214,087

$11,206	$5,860	$11,543,831	$23,954	$11,669,951	$209,619
(446)	(98)	17,498	1	28,085	270
17	20	43,447	116	(87,257)	(1,735)
326	329	32,866	(50)	468,884	5,933
$11,103	$6,111	$11,637,642	$24,021	$12,079,663	$214,087

$3,384	$413	$1,454,098	$582	$1,991,498	$51,037
NA	NA	3,035	NA	NA	NA
2,446	186	297,926	547	880,312	19,968
NA	NA	9,173	NA	16,096	NA
5,273	5,512	9,873,410	22,892	9,191,757	143,082

352	40	146,475	57	176,142	4,833
NA	NA	306	NA	NA	NA
254	18	30,011	53	77,861	1,891
NA	NA	924	NA	1,424	NA

$9.61	$10.38	$9.93	$10.24	$11.31	$10.56
NA	NA	9.93	NA	NA	NA
9.62	10.35	9.93	10.24	11.31	10.56
NA	NA	9.93	NA	11.31	NA

$10,614	$5,690	$11,470,222	$23,070	$14,202,387	$211,547
$0	$0	$312,780	$0	$656,684	$0
$138	$0	$26,000	$1,549	$97,300	$3,190
$0	$0	$2,510	$0	$9,094	$386
$0	$0	$0	$0	$5,582,429	$51,736
$0	$0	$18,700	$12	$23,594	$267

Semiannual Report	September 30, 2010	293

Statements of Operations

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	PIMCO Developing Local Markets Fund	PIMCO Diversified Income Fund	PIMCO Emerging Local Bond Fund	PIMCO Emerging Markets Bond Fund	PIMCO Floating Income Fund	PIMCO Foreign Bond Fund (Unhedged)

Investment Income:
Interest, net of foreign taxes*	$42,697	$88,464	$125,895	$83,871	$21,241	$39,164
Dividends	0	0	0	0	0	9
Dividends from Affiliate investments	1,353	148	649	199	177	126
Miscellaneous income	0	2	2	0	0	3
Total Income	44,050	88,614	126,546	84,070	21,418	39,302

Expenses:
Investment advisory fees	7,393	6,545	9,325	6,866	1,309	3,062
Supervisory and administrative fees	7,386	4,663	11,081	6,928	1,335	4,081
Distribution fees - Class B	0	84	0	132	0	0
Distribution fees - Class C	316	395	171	539	101	299
Distribution fees - Class R	0	0	0	0	0	0
Servicing fees - Class A	275	183	264	487	160	356
Servicing fees - Class B	0	28	0	44	0	0
Servicing fees - Class C	105	132	57	180	84	100
Servicing fees - Class R	0	0	0	0	0	0
Distribution and/or servicing fees - Other Classes	7	9	320	24	0	23
Trustees' fees	5	6	5	6	1	5
Interest expense	68	64	66	16	22	50
Miscellaneous expense	11	12	10	16	2	9
Total Expenses	15,566	12,121	21,299	15,238	3,014	7,985
Waiver and/or Reimbursement by Manager	0	0	0	0	0	0
Net Expenses	15,566	12,121	21,299	15,238	3,014	7,985

Net Investment Income	28,484	76,493	105,247	68,832	18,404	31,317

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(7,489)	11,485	(20,383)	32,443	(105)	(21,994)
Net realized gain (loss) on Affiliate investments	472	81	277	104	59	22
Net realized gain (loss) on futures contracts, written options and swaps	408	8,966	18,459	38,393	6,487	27,917
Net realized gain (loss) on foreign currency transactions	4,609	16,776	(6,702)	9,030	(383)	91,905
Net change in unrealized appreciation on investments	79,533	132,672	308,006	177,268	42,307	146,583
Net change in unrealized appreciation (depreciation) on Affiliate investments	63	(1)	(9)	0	(2)	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	1,289	27,977	25,370	(6,417)	(34,860)	22,660
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	64,627	(20,900)	34,630	(20,860)	(9,670)	11,955
Net Gain	143,512	177,056	359,648	229,961	3,833	279,048

Net Increase in Net Assets Resulting from Operations	$171,996	$253,549	$464,895	$298,793	$22,237	$310,365

* Foreign tax withholdings	$0	$88	$3,252	$0	$97	$0

294	PIMCO Funds	See Accompanying Notes

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PIMCO Global Advantage Strategy Bond Fund	PIMCO Global Bond Fund (U.S. Dollar-Hedged)	PIMCO GNMA Fund	PIMCO Government Money Market Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Income Fund	PIMCO Investment Grade Corporate Bond Fund

$47,656	$29,440	$3,931	$18,712	$105	$349,581	$100	$47,907	$164,215
30	0	7	0	0	3,183	0	180	610
265	484	17	548	0	770	2	45	121
0	0	0	0	0	0	0	1	6
47,951	29,924	3,955	19,260	105	353,534	102	48,133	164,952

3,653	3,758	324	1,878	51	10,934	7	1,607	7,264
4,616	3,055	429	2,849	27	15,330	7	1,577	8,823
30	0	12	118	0	437	0	0	0
210	80	68	998	0	1,916	0	208	1,485
16	1	0	0	0	43	0	0	0
351	102	40	636	1	1,314	0	97	863
10	0	4	39	0	146	0	0	0
70	26	23	333	0	639	0	69	495
16	1	0	0	0	43	0	0	0
29	0	0	0	0	1,024	0	1	59
6	3	0	3	0	16	0	0	13
39	25	4	14	0	0	0	453	64
10	60	1	5	2	33	0	32	25
9,056	7,111	905	6,873	81	31,875	14	4,044	19,091
0	0	0	0	(2)	0	(1)	(321)	0
9,056	7,111	905	6,873	79	31,875	13	3,723	19,091

38,895	22,813	3,050	12,387	26	321,659	89	44,410	145,861

7,734	12,477	(409)	41,773	7	63,587	2	24,473	248,706
49	146	7	172	0	239	(2)	9	55
43,070	9,955	5,339	(572)	0	33,581	4	4,548	74,417
42,082	9,369	4,193	0	0	(740)	0	(1,900)	5,340
167,991	81,065	14,498	13,260	0	178,042	935	108,469	69,008
0	(7)	0	0	0	13	(1)	0	(12)
15,915	(3,766)	1,331	(2,112)	0	(11,898)	50	288	(39,791)
(119,489)	4,641	(9,650)	0	0	(47,972)	(339)	(12,108)	(12,495)
157,352	113,880	15,309	52,521	7	214,852	649	123,779	345,228

$196,247	$136,693	$18,359	$64,908	$33	$536,511	$738	$168,189	$491,089

$21	$0	$10	$0	$0	$0	$1	$0	$0

Semiannual Report	September 30, 2010	295

Statements of Operations   (Cont.)

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Fund	PIMCO Money Market Fund	PIMCO Mortgage-Backed Securities Fund

Investment Income:
Interest, net of foreign taxes*	$25,376	$213,097	$924	$11,481
Dividends	0	2,996	0	0
Dividends from Affiliate investments	42	7,021	0	183
Miscellaneous income	0	2	0	0
Total Income	25,418	223,116	924	11,664

Expenses:
Investment advisory fees	1,335	25,185	394	822
Supervisory and administrative fees	1,700	26,751	846	1,220
Distribution fees - Class B	56	250	108	30
Distribution fees - Class C	192	1,373	0	174
Distribution fees - Class R	0	74	0	0
Servicing fees - Class A	262	4,065	78	156
Servicing fees - Class B	19	83	36	10
Servicing fees - Class C	64	1,144	33	58
Servicing fees - Class R	0	74	0	0
Distribution and/or servicing fees - Other Classes	157	1,273	49	95
Trustees' fees	3	37	1	1
Organization expense	0	0	0	0
Interest expense	97	56	0	13
Reimbursement to Manager	0	0	16	0
Miscellaneous expense	9	66	2	2
Total Expenses	3,894	60,431	1,563	2,581
Waiver and/or Reimbursement by Manager	0	0	(779)	0
Net Expenses	3,894	60,431	784	2,581

Net Investment Income	21,524	162,685	140	9,083

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	75,159	127,410	14	14,222
Net realized gain on Affiliate investments	12	1,073	0	78
Net realized gain (loss) on futures contracts, written options and swaps	15,000	81,167	0	1,526
Net realized gain (loss) on foreign currency transactions	0	(5,718)	0	0
Net change in unrealized appreciation on investments	109,171	277,554	0	5,632
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	103	0	(1)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(6,522)	(25,337)	0	(2,649)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(74,977)	0	0
Net Gain	192,820	381,275	14	18,808

Net Increase in Net Assets Resulting from Operations	$214,344	$543,960	$154	$27,891

* Foreign tax withholdings	$0	$20	$0	$0

296	PIMCO Funds	See Accompanying Notes

PIMCO Real IncomeTM 2019 Fund	PIMCO Real IncomeTM 2029 Fund	PIMCO Short-Term Fund	PIMCO Tax Managed Real Return Fund	PIMCO Unconstrained Bond Fund	PIMCO Unconstrained Tax Managed Bond Fund

$74	$58	$81,387	$199	$173,978	$2,386
0	0	385	0	1,022	33
0	0	2,046	0	765	0
0	0	5	0	3	0
74	58	83,823	199	175,768	2,419

9	5	14,353	23	26,645	370
13	6	13,316	21	17,179	351
0	0	14	0	0	0
5	0	452	1	2,604	55
0	0	11	0	17	0
3	1	1,889	1	2,025	47
0	0	5	0	0	0
2	0	377	1	868	18
0	0	11	0	17	0
0	0	3,028	0	0	0
0	0	22	0	12	0
10	0	0	0	0	0
0	0	0	0	8,114	191
0	0	0	0	0	0
0	0	48	0	18	5
42	12	33,526	47	57,499	1,037
(10)	0	(3)	0	0	0
32	12	33,523	47	57,499	1,037

42	46	50,300	152	118,269	1,382

19	24	29,173	62	(4,359)	(1,291)
0	0	388	0	102	0
0	0	11,273	(1)	(92,784)	(823)
0	0	(8,278)	0	13,410	285
325	344	69,198	531	429,217	6,663
0	0	1	0	13	0
0	0	(2,323)	(538)	(69,241)	(1,576)
0	0	(32,699)	0	(49,545)	(668)
344	368	66,733	54	226,813	2,590

$386	$414	$117,033	$206	$345,082	$3,972

$0	$0	$5	$0	$0	$0

Semiannual Report	September 30, 2010	297

Statements of Changes in Net Assets

	PIMCO Developing Local Markets Fund		PIMCO Diversified Income Fund		PIMCO Emerging Local Bond Fund		PIMCO Emerging Markets Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$28,484	$44,891	$76,493	$134,319	$105,247	$87,146	$68,832	$138,283
Net realized gain (loss)	(2,472)	(144,238)	37,227	29,064	(8,626)	(360)	79,866	(38,281)
Net realized gain on Affiliate investments	472	98	81	13	277	119	104	80
Net change in unrealized appreciation (depreciation)	145,449	571,199	139,749	582,601	368,006	418,138	149,991	585,391
Net change in unrealized appreciation (depreciation) on Affiliate investments	63	(23)	(1)	(4)	(9)	(27)	0	(12)
Net increase resulting from operations	171,996	471,927	253,549	745,993	464,895	505,016	298,793	685,461

Distributions to Shareholders:
From net investment income
Class A	(1,589)	(2,121)	(3,902)	(5,745)	(5,239)	(3,430)	(8,828)	(2,113)
Class B	0	0	(512)	(1,343)	0	0	(676)	(57)
Class C	(293)	(327)	(2,409)	(4,053)	(964)	(705)	(2,725)	(13)
Class R	0	0	0	0	0	0	0	0
Other Classes	(26,981)	(25,601)	(75,376)	(141,208)	(103,851)	(93,315)	(60,907)	(26,259)
From net realized capital gains
Class A	0	0	0	0	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Class R	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0
Tax basis return of capital
Class A	0	(1,569)	0	0	0	0	0	(12,731)
Class B	0	0	0	0	0	0	0	(2,021)
Class C	0	(698)	0	0	0	0	0	(4,894)
Class R	0	0	0	0	0	0	0	0
Other Classes	0	(14,646)	0	0	0	0	0	(102,630)

Total Distributions	(28,863)	(44,962)	(82,199)	(152,349)	(110,054)	(97,450)	(73,136)	(150,718)

Fund Share Transactions:
Receipts for shares sold
Class A	44,661	146,296	58,271	71,417	187,034	143,304	156,058	181,120
Class B	0	0	1,602	3,738	0	0	1,003	5,763
Class C	4,847	28,195	23,198	34,187	39,918	26,882	41,221	54,285
Class R	0	0	0	0	0	0	0	0
Other Classes	1,464,514	1,830,670	801,895	856,719	2,552,733	2,310,933	940,861	1,062,548
Issued as reinvestment of distributions
Class A	1,281	2,773	2,763	3,950	4,505	2,789	7,388	11,576
Class B	0	0	316	848	0	0	535	1,633
Class C	210	730	1,617	2,783	670	477	1,995	3,603
Class R	0	0	0	0	0	0	0	0
Other Classes	24,217	35,711	67,807	129,593	92,386	84,676	41,279	88,798
Cost of shares redeemed
Class A	(64,527)	(118,670)	(31,431)	(39,284)	(39,048)	(20,624)	(66,825)	(114,905)
Class B	0	0	(8,068)	(9,129)	0	0	(11,021)	(13,410)
Class C	(16,085)	(30,212)	(10,070)	(20,283)	(3,502)	(4,373)	(17,012)	(19,137)
Class R	0	0	0	0	0	0	0	0
Other Classes	(1,018,498)	(1,464,022)	(476,626)	(827,300)	(820,651)	(1,527,726)	(646,819)	(1,226,911)
Net increase (decrease) resulting from Fund share transactions	440,620	431,471	431,274	207,239	2,014,045	1,016,338	448,663	34,963

Fund Redemption Fee	0	7	0	31	0	1	0	3

Total Increase (Decrease) in Net Assets	583,753	858,443	602,624	800,914	2,368,886	1,423,905	674,320	569,709

Net Assets:
Beginning of period	2,797,382	1,938,939	2,732,677	1,931,763	2,958,287	1,534,382	2,829,452	2,259,743
End of period*	$3,381,135	$2,797,382	$3,335,301	$2,732,677	$5,327,173	$2,958,287	$3,503,772	$2,829,452

*Including undistributed (overdistributed) net investment income of:	$(59,351)	$(58,972)	$(33,197)	$(27,491)	$(68,351)	$(63,544)	$(23,646)	$(19,342)

298	PIMCO Funds	See Accompanying Notes

PIMCO Floating Income Fund		PIMCO Foreign Bond Fund (Unhedged)		PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		PIMCO Global Advantage Startegy Bond Fund		PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

$18,404	$30,932	$31,317	$81,375	$38,895	$107,782	$22,813	$14,747	$3,050	$6,929
5,999	30,948	97,828	75,417	92,886	(47,828)	31,801	1,007	9,123	(433)
59	39	22	69	49	64	146	7	7	6
(2,223)	145,784	181,198	304,998	64,417	436,035	81,940	12,438	6,179	22,561
(2)	(5)	0	0	0	(2)	(7)	(1)	0	0
22,237	207,698	310,365	461,859	196,247	496,051	136,693	28,198	18,359	29,063

(2,156)	(4,074)	(2,812)	(6,869)	(2,711)	(7,002)	(865)	(812)	(292)	(603)
0	0	0	0	(48)	(319)	0	0	(16)	(98)
(1,039)	(2,197)	(489)	(1,588)	(333)	(1,230)	(145)	(110)	(96)	(334)
0	0	0	0	(106)	(257)	(11)	(1)	0	0
(12,711)	(29,366)	(24,598)	(60,665)	(29,941)	(83,808)	(22,206)	(14,045)	(2,258)	(5,055)

0	0	0	0	0	(7,662)	0	(895)	0	(681)
0	0	0	0	0	(412)	0	0	0	(130)
0	0	0	0	0	(1,740)	0	(199)	0	(489)
0	0	0	0	0	(318)	0	0	0	0
0	0	0	0	0	(77,878)	0	(10,696)	0	(4,907)

0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0

(15,906)	(35,637)	(27,899)	(69,122)	(33,139)	(180,626)	(23,227)	(26,758)	(2,662)	(12,297)

56,449	76,289	62,263	180,566	103,555	92,869	22,277	85,965	14,563	17,568
0	0	0	0	276	705	0	0	76	416
22,262	35,910	8,199	37,455	8,936	14,915	4,966	19,720	3,691	4,948
0	0	0	0	4,799	7,490	1,373	429	0	0
1,179,535	169,882	456,796	1,396,935	703,685	883,136	410,261	1,679,014	34,171	71,465

1,695	2,974	2,228	5,496	2,346	12,311	730	1,272	222	934
0	0	0	0	39	595	0	0	14	188
737	1,538	334	1,150	246	2,229	119	274	72	684
0	0	0	0	102	545	11	1	0	0
11,855	27,160	20,591	52,113	22,996	124,492	21,831	24,569	1,837	7,949

(39,212)	(34,481)	(58,466)	(106,333)	(48,307)	(98,885)	(17,408)	(12,337)	(9,827)	(7,552)
0	0	0	0	(3,446)	(5,656)	0	0	(1,241)	(1,829)
(11,936)	(15,571)	(15,165)	(22,122)	(6,363)	(11,753)	(2,596)	(991)	(2,007)	(3,581)
0	0	0	0	(1,752)	(6,070)	(52)	(22)	0	0
(133,827)	(561,729)	(460,334)	(1,409,638)	(349,375)	(1,413,470)	(236,092)	(43,224)	(25,421)	(36,789)
1,087,558	(298,028)	16,446	135,622	437,737	(396,547)	205,420	1,754,670	16,150	54,401

0	0	0	16	0	8	0	0	0	14

1,093,889	(125,967)	298,912	528,375	600,845	(81,114)	318,886	1,756,110	31,847	71,181

596,526	722,493	2,435,779	1,907,404	2,602,501	2,683,615	1,763,363	7,253	239,388	168,207
$1,690,415	$596,526	$2,734,691	$2,435,779	$3,203,346	$2,602,501	$2,082,249	$1,763,363	$271,235	$239,388

$5,166	$2,668	$(10,078)	$(13,496)	$(61,745)	$(67,501)	$(11,637)	$(11,223)	$437	$49

Semiannual Report	September 30, 2010	299

Statements of Changes in Net Assets   (Cont.)

	PIMCO GNMA Fund		PIMCO Government Money Market Fund		PIMCO High Yield Fund		PIMCO High Yield Spectrum Fund

(Amounts in thousands)	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Period from September 15, 2010 to September 30, 2010 (Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$12,387	$32,900	$26	$56	$321,659	$632,974	$89
Net realized gain	41,201	56,852	7	56	96,428	58,910	6
Net realized gain (loss) on Affiliate investments	172	65	0	0	239	224	(2)
Net change in unrealized appreciation (depreciation)	11,148	14,413	0	0	118,172	2,242,339	646
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	0	0	13	(56)	(1)
Net increase resulting from operations	64,908	104,230	33	112	536,511	2,934,391	738

Distributions to Shareholders:
From net investment income
Class A	(4,297)	(11,726)	0	0	(38,607)	(71,706)	0
Class B	(146)	(911)	0	0	(3,843)	(12,304)	0
Class C	(1,243)	(4,512)	0	0	(16,848)	(33,909)	(1)
Class R	0	0	0	0	(1,217)	(1,953)	0
Other Classes	(6,920)	(20,912)	(33)	(112)	(268,350)	(521,172)	(100)
From net realized capital gains
Class A	0	(10,570)	0	0	0	0	0
Class B	0	(1,056)	0	0	0	0	0
Class C	0	(6,107)	0	0	0	0	0
Class R	0	0	0	0	0	0	0
Other Classes	0	(19,270)	0	0	0	0	0

Total Distributions	(12,606)	(75,064)	(33)	(112)	(328,865)	(641,044)	(101)

Fund Share Transactions:
Receipts for shares sold
Class A	226,328	348,801	2,076	1,085	289,751	465,641	39
Class B	643	7,682	0	0	1,959	14,794	0
Class C	68,433	161,175	822	611	80,776	131,262	1,677
Class R	0	0	0	0	11,907	16,242	0
Other Classes	319,137	549,065	43,293	138,564	2,661,384	3,234,425	81,488
Issued as reinvestment of distributions
Class A	3,459	17,563	0	0	27,845	51,445	0
Class B	105	1,380	0	0	2,430	7,241	0
Class C	957	7,966	0	0	10,355	21,198	1
Class R	0	0	0	0	1,154	1,855	0
Other Classes	6,031	36,202	31	82	210,368	422,510	98
Cost of shares redeemed
Class A	(119,735)	(264,009)	(1,520)	(885)	(239,335)	(354,892)	0
Class B	(10,081)	(14,296)	0	0	(48,208)	(65,466)	0
Class C	(37,224)	(71,689)	(162)	(269)	(61,678)	(97,320)	0
Class R	0	0	0	0	(4,240)	(8,426)	0
Other Classes	(182,566)	(506,794)	(52,937)	(83,749)	(1,644,660)	(4,128,427)	(25)
Net increase (decrease) resulting from Fund share transactions	275,487	273,046	(8,397)	55,439	1,299,808	(287,918)	83,278

Fund Redemption Fee	0	0	0	0	0	65	0

Total Increase (Decrease) in Net Assets	327,789	302,212	(8,397)	55,439	1,507,454	2,005,494	83,915

Net Assets:
Beginning of period	1,345,552	1,043,340	108,600	53,161	8,390,797	6,385,303	0
End of period*	$1,673,341	$1,345,552	$100,203	$108,600	$9,898,251	$8,390,797	$83,915

*Including undistributed (overdistributed) net investment income of:	$4,751	$4,970	$(11)	$(4)	$(32,451)	$(25,245)	$(12)

300	PIMCO Funds	See Accompanying Notes

PIMCO Income Fund		PIMCO Investment Grade Corporate Bond Fund		PIMCO Long-Term U.S. Government Fund		PIMCO Low Duration Fund		PIMCO Money Market Fund		PIMCO Mortgage-Backed Securities Fund

Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

$44,410	$26,901	$145,861	$335,593	$21,524	$53,652	$162,685	$346,258	$140	$262	$9,083	$41,636
27,121	4,495	328,463	412,982	90,159	27,689	202,859	275,543	14	212	15,748	21,759
9	5	55	280	12	0	1,073	40	0	0	78	9
96,649	62,588	16,722	632,916	102,649	(50,507)	177,240	1,178,570	0	0	2,983	55,438
0	0	(12)	(67)	0	0	103	(331)	0	0	(1)	0
168,189	93,989	491,089	1,381,704	214,344	30,834	543,960	1,800,080	154	474	27,891	118,842

(2,113)	(1,574)	(17,372)	(29,385)	(3,902)	(7,909)	(24,441)	(53,161)	(36)	(129)	(1,570)	(4,371)
0	0	0	0	(224)	(729)	(240)	(1,927)	(7)	(45)	(73)	(369)
(1,314)	(1,115)	(8,470)	(12,616)	(758)	(1,673)	(5,509)	(11,153)	(16)	(78)	(413)	(1,656)
(2)	(2)	0	0	0	0	(386)	(679)	0	0	0	0
(34,063)	(26,083)	(127,942)	(317,451)	(18,810)	(47,521)	(146,138)	(314,626)	(95)	(223)	(6,629)	(32,272)

0	0	0	(16,541)	0	(9,341)	0	(2,128)	0	0	0	(3,723)
0	0	0	0	0	(897)	0	(77)	0	0	0	(411)
0	0	0	(9,375)	0	(2,201)	0	(575)	0	0	0	(2,148)
0	0	0	0	0	0	0	(35)	0	0	0	0
0	0	0	(171,304)	0	(57,389)	0	(10,533)	0	0	0	(24,410)

(37,492)	(28,774)	(153,784)	(556,672)	(23,694)	(127,660)	(176,714)	(394,894)	(154)	(475)	(8,685)	(69,360)

121,390	27,324	258,082	533,726	83,730	100,682	1,145,053	2,471,413	104,058	180,581	24,232	130,026
0	0	0	0	504	1,269	1,826	4,648	4,193	7,553	132	1,747
55,812	30,216	133,127	237,788	15,515	14,106	209,538	518,348	47,722	49,256	4,131	33,484
76	39	0	0	0	0	48,905	44,525	0	0	0	0
1,853,289	89,155	982,678	3,630,981	478,189	1,083,977	5,901,834	9,967,527	414,354	234,861	125,669	320,968

1,388	814	13,149	33,969	3,291	14,375	20,591	46,306	34	118	1,286	6,434
0	0	0	0	163	1,220	192	1,520	6	37	59	609
560	394	5,391	14,560	398	2,191	3,639	7,644	14	71	261	2,413
2	2	0	0	0	0	376	690	0	0	0	0
31,668	25,203	107,652	439,539	17,547	101,512	125,756	290,465	86	246	5,795	51,407

(20,048)	(8,928)	(131,917)	(392,408)	(53,699)	(124,909)	(858,006)	(1,293,147)	(96,406)	(221,964)	(28,387)	(104,285)
0	0	0	0	(5,782)	(11,116)	(30,530)	(42,143)	(20,768)	(47,000)	(2,882)	(4,114)
(5,214)	(3,582)	(43,381)	(53,419)	(8,521)	(23,894)	(84,798)	(107,139)	(45,802)	(112,690)	(9,986)	(24,667)
(27)	(2)	0	0	0	0	(10,779)	(30,759)	0	0	0	0
(64,239)	(17,297)	(1,629,608)	(2,924,832)	(1,123,448)	(511,997)	(4,295,313)	(4,494,062)	(268,069)	(285,655)	(140,716)	(786,554)
1,974,657	143,338	(304,827)	1,519,904	(592,113)	647,416	2,178,284	7,385,836	139,422	(194,586)	(20,406)	(372,532)

0	1	0	16	0	9	0	0	0	0	0	1

2,105,354	208,554	32,478	2,344,952	(401,463)	550,599	2,545,530	8,791,022	139,422	(194,587)	(1,200)	(323,049)

515,079	306,525	6,158,358	3,813,406	1,516,851	966,239	18,792,392	10,001,370	458,750	653,337	651,012	974,061
$2,620,433	$515,079	$6,190,836	$6,158,358	$1,115,388	$1,516,838	$21,337,922	$18,792,392	$598,172	$458,750	$649,812	$651,012

$9,634	$2,716	$34,889	$42,812	$(3,052)	$(882)	$(34,086)	$(20,057)	$(15)	$(1)	$5,843	$5,445

Semiannual Report	September 30, 2010	301

Statements of Changes in Net Assets   (Cont.)

	PIMCO Real IncomeTM 2019 Fund		PIMCO Real IncomeTM 2029 Fund		PIMCO Short-Term Fund

(Amounts in thousands)	Six Months Ended September 30, 2010 (Unaudited)	Period from October 30, 2009 to March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Period from October 30, 2009 to March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

Increase in Net Assets from:
Operations:
Net investment income	$42	$20	$46	$26	$50,300	$119,385
Net realized gain (loss)	19	20	24	14	32,168	57,148
Net realized gain on Affiliate investments	0	0	0	0	388	227
Net change in unrealized appreciation (depreciation)	325	1	344	(15)	34,176	265,988
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	0	0	1	(50)
Net increase resulting from operations	386	41	414	25	117,033	442,698

Distributions to Shareholders:
From net investment income
Class A	(137)	(9)	(8)	(1)	(4,724)	(11,906)
Class B	0	0	0	0	0	(63)
Class C	(100)	(2)	(3)	0	(489)	(2,087)
Class R	0	0	0	0	(17)	(43)
Other Classes	(243)	(39)	(133)	(44)	(43,196)	(100,862)
From net realized capital gains
Class A	0	0	0	0	0	(3,616)
Class B	0	0	0	0	0	(20)
Class C	0	0	0	0	0	(679)
Class R	0	0	0	0	0	(12)
Other Classes	0	0	0	0	0	(20,573)
Tax basis return of capital
Class A	0	(30)	0	(1)	0	0
Class B	0	0	0	0	0	0
Class C	0	(5)	0	0	0	0
Class R	0	0	0	0	0	0
Other Classes	0	(101)	0	(35)	0	0

Total Distributions	(480)	(186)	(144)	(81)	(48,426)	(139,861)

Fund Share Transactions:
Receipts for shares sold
Class A	1,499	1,884	286	170	445,023	1,858,159
Class B	0	0	0	0	493	3,865
Class C	1,390	1,150	139	41	48,923	220,939
Class R	0	0	0	0	3,452	7,396
Other Classes	1,768	3,624	1,354	3,955	5,215,224	9,752,651
Issued as reinvestment of distributions
Class A	92	30	4	2	4,025	12,873
Class B	0	0	0	0	0	60
Class C	19	2	1	0	339	1,887
Class R	0	0	0	0	11	35
Other Classes	194	135	123	77	39,196	113,580
Cost of shares redeemed
Class A	(51)	0	(63)	0	(564,372)	(728,015)
Class B	0	0	0	0	(2,456)	(7,723)
Class C	(89)	0	0	0	(51,213)	(58,177)
Class R	0	0	0	0	(2,032)	(2,490)
Other Classes	(271)	(34)	(162)	(30)	(4,692,157)	(4,645,942)
Net increase resulting from Fund share transactions	4,551	6,791	1,682	4,215	444,456	6,529,098

Fund Redemption Fee	0	0	0	0	0	0

Total Increase in Net Assets	4,457	6,646	1,952	4,159	513,063	6,831,935

Net Assets:
Beginning of period	6,646	0	4,159	0	11,124,579	4,292,644
End of period*	$11,103	$6,646	$6,111	$4,159	$11,637,642	$11,124,579

*Including undistributed (overdistributed) net investment income of:	$(446)	$(8)	$(98)	$0	$17,498	$15,624

302	PIMCO Funds	See Accompanying Notes

PIMCO Tax Managed Real Return Fund		PIMCO Unconstrained Bond Fund		PIMCO Unconstrained Tax Managed Bond Fund

Six Months Ended September 30, 2010 (Unaudited)	Period from October 30, 2009 to March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Period from June 30, 2008 to March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Period from January 30, 2009 to March 31, 2010

$152	$50	$118,269	$88,748	$1,382	$990
61	56	(83,733)	61,945	(1,829)	424
0	0	102	265	0	0
(7)	(43)	310,431	150,499	4,419	1,536
0	0	13	(51)	0	0
206	63	345,082	301,406	3,972	2,950

(3)	0	(16,297)	(14,866)	(195)	(168)
0	0	0	0	0	0
(2)	0	(4,369)	(3,844)	(21)	(26)
0	0	(118)	(255)	0	0
(147)	(50)	(77,087)	(59,694)	(949)	(795)

0	0	0	(15,031)	0	(46)
0	0	0	0	0	0
0	0	0	(6,174)	0	(16)
0	0	0	(252)	0	0
0	0	0	(52,636)	0	(215)

0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0

(152)	(50)	(97,871)	(152,752)	(1,165)	(1,266)

373	345	1,009,705	1,104,897	27,133	28,511
0	0	0	0	0	0
309	268	422,458	454,074	11,136	9,657
0	0	16,143	6,070	0	0
11,977	13,291	5,854,581	3,354,339	73,969	107,059

2	0	14,061	25,224	140	166
0	0	0	0	0	0
1	0	2,937	7,234	11	28
0	0	51	90	0	0
142	47	68,344	100,503	662	931

(128)	(10)	(229,427)	(204,881)	(4,370)	(2,843)
0	0	0	0	0	0
(23)	(7)	(49,848)	(25,985)	(1,237)	(128)
0	0	(5,010)	(11,920)	0	0
(1,892)	(741)	(733,598)	(458,349)	(34,150)	(14,851)
10,761	13,193	6,370,397	4,351,296	73,294	128,530

0	0	0	9	0	0

10,815	13,206	6,617,608	4,499,959	76,101	130,214

13,206	0	5,462,055	962,096	137,986	7,772
$24,021	$13,206	$12,079,663	$5,462,055	$214,087	$137,986

$1	$1	$28,085	$7,687	$270	$53

Semiannual Report	September 30, 2010	303

Statement of Cash Flows

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	PIMCO Income Fund

Increase in Cash and Foreign Currency from:

Cash flows used for operating activities:

Net increase in net assets resulting from operations (excluding interest expense)	$168,642

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(5,146,696)
Proceeds from sales of long-term securities	2,092,594
Proceeds from sales of short-term portfolio investments, net	(47,701)
Decrease in deposits with counterparty	84
Increase in receivable for investments sold	(44,113)
Increase in interest and dividends receivable	(20,280)
Decrease in swap premiums paid	5,980
Decrease in other assets	3
Increase in payable for investments purchased	370,181
Increase in accrued related party fees	772
Decrease in recoupment payable to manager	(18)
Increase in other liabilities	2
Payment from currency transactions	(1,967)
Change in unrealized appreciation on investments	(96,649)
Net realized gain on investments	(27,130)
Net amortization on investments	(2,714)
Net cash used for operating activities	(2,749,010)

Cash flows received from financing activities:
Proceeds from shares sold	1,999,355
Payment on shares redeemed	(88,512)
Cash dividend paid*	(3,304)
Net borrowing of reverse repurchase agreements	875,278
Interest expense paid	(453)
Increase in overdraft due to custodian	11,887
Decrease in payable to counterparty	(2,960)
Net cash received from financing activities	2,791,291

Net Increase in Cash and Foreign Currency	42,281

Cash and Foreign Currency:
Beginning of period	1,960
End of period	$44,241

* Reinvestment of dividends	$33,618

304	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2010

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class A, B, C and R shares (the “Retail Classes”) of 25 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, M, P, Administrative and D Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  For all Funds except the PIMCO Government Money Market Fund, the Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. The NAV of the PIMCO Government Money Market Fund is valued at 5:30 p.m., Eastern time, on each day that the NYSE and Federal Reserve Bank of New York are open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of

Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

The PIMCO Real Income™ 2019 Fund and PIMCO Real Income™ 2029 Funds’ distribution strategy is designed to provide a monthly distribution adjusted for inflation until each Fund’s final maturity date. Each Fund’s monthly distribution will primarily consist of its net investment income and will likely include principal from the inflation-indexed bonds that have recently matured or proceeds from the sale of securities. A portion of a monthly distribution will likely consist of a return of capital to shareholders. This means that over the life of the Fund you will likely receive a portion of your investment back as part of each monthly distribution. This also means that, the closer a new or subsequent investment is to the maturity date of the Fund, the greater the monthly distribution rate will be for that investment. This is because you will receive a greater portion of that investment back in a monthly distribution due to the shorter time horizon.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

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3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows;

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments registered open-end management investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment fund will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

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Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances which daily market quotes are not readily available investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that uses significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable

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rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(f) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2010 are disclosed in the Notes to the Schedules of Investments.

(h) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(i) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities

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sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(j) U.S. Government Agencies or Government-Sponsored Enterprises   Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed-income securities sold at a discount to face value and offer no interest payments; rather investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(k) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedules of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the

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imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into asset, credit default, cross-currency, interest rate, total return and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Asset Swap Agreements  Asset swaps combine an interest rate swap with a bond and are used to alter the cash flow profile of a bond. Asset swaps can be used to transform the cash flow characteristics of reference assets, so that a Fund can hedge the currency, credit, and interest rate risks to create synthetic investments with more suitable cash flow characteristics. An asset swap package involves transactions in which a Fund acquires a bond position and then enters into an interest rate swap with the bank that sold a Fund the bond. This transforms the fixed coupon of the bond into a LIBOR based floating coupon.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

310	PIMCO Funds

(Unaudited) September 30, 2010

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of September 30, 2010 for which a Fund is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Certain Funds may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Semiannual Report	September 30, 2010	311

Notes to Financial Statements (Cont.)

Interest Rate Swap Agreements  Certain Funds are subject to interest risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure of the underlying reference securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

6.  PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment.

312	PIMCO Funds

(Unaudited) September 30, 2010

Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing a Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Funds have filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, Funds that had exposure to Lehman Brothers Special Financing Inc., have entered into a settlement agreement and those Funds that owed money to Lehman Brothers Special Financing Inc. have paid such amounts pursuant to the terms of the settlement agreement.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

Semiannual Report	September 30, 2010	313

Notes to Financial Statements (Cont.)

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B, C and R Classes	Class D(1)	Class M	Class P
PIMCO Developing Local Markets Fund	0.45%		0.40%	0.40%	0.55%	0.80%	N/A	0.50%
PIMCO Diversified Income Fund	0.45%		0.30%	0.30%	0.45%	0.70%	N/A	0.40%
PIMCO Emerging Local Bond Fund	0.45%		0.45%	0.45%	0.65%	0.90%	N/A	0.55%
PIMCO Emerging Markets Bond Fund	0.45%		0.38%	0.38%	0.55%	0.80%	N/A	0.48%
PIMCO Floating Income Fund	0.30%		0.25%	0.25%	0.40%	0.65%	N/A	0.35%
PIMCO Foreign Bond Fund (Unhedged)	0.25%		0.25%	0.25%	0.45%	0.65%	N/A	0.35%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%		0.25%	0.25%	0.45%	0.65%	N/A	0.35%
PIMCO Global Advantage Strategy Bond Fund	0.40%		0.30%	N/A	0.45%	0.70%	N/A	0.40%
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	0.25%		0.30%	0.30%	0.45%	N/A	N/A	0.40%
PIMCO GNMA Fund	0.25%		0.25%	N/A	0.40%	0.65%	N/A	0.35%
PIMCO Government Money Market Fund	0.12%		N/A	N/A	0.21%	N/A	0.06%	0.16%
PIMCO High Yield Fund	0.25%		0.30%	0.30%	0.40%	0.65%	N/A	0.40%
PIMCO High Yield Spectrum Fund	0.30%	(3)	0.30%	N/A	0.40%	0.65%	N/A	0.40%
PIMCO Income Fund	0.25%	(2)	0.20%	0.20%	0.40%	0.50%	N/A	0.30%
PIMCO Investment Grade Corporate Bond Fund	0.25%		0.25%	0.25%	0.40%	0.65%	N/A	0.35%
PIMCO Long-Term U.S. Government Fund	0.225%		0.25%	0.25%	0.40%	N/A	N/A	0.35%
PIMCO Low Duration Fund	0.25%		0.21%	0.21%	0.35%	0.50%	N/A	0.31%
PIMCO Money Market Fund	0.12%		0.20%	0.20%	0.35%	N/A	N/A	N/A
PIMCO Mortgage-Backed Securities Fund	0.25%		0.25%	0.25%	0.40%	0.65%	N/A	0.35%
PIMCO Real IncomeTM 2019 Fund	0.19%		0.20%	N/A	0.35%	0.60%	N/A	0.30%
PIMCO Real IncomeTM 2029 Fund	0.19%		0.20%	N/A	0.35%	0.60%	N/A	0.30%
PIMCO Short-Term Fund	0.25%		0.20%	0.20%	0.30%	0.50%	N/A	0.30%
PIMCO Tax Managed Real Return Fund	0.25%		0.20%	N/A	0.35%	0.60%	N/A	0.30%
PIMCO Unconstrained Bond Fund	0.60%		0.30%	N/A	0.45%	0.70%	N/A	0.40%
PIMCO Unconstrained Tax Managed Bond Fund	0.40%		0.30%	N/A	0.45%	0.70%	N/A	0.40%

(1)	As described above, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.
(2)	PIMCO has contractually agreed (through July 31, 2011) to waive 0.05% of the Investment Advisory Fee to 0.20%.
(3)	PIMCO has contractually agreed (through September 30, 2012) to waive 0.05% of the Investment Advisory Fee to 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2010.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
PIMCO Government Money Market and PIMCO Money Market Funds	—	0.10%
All other Funds	—	0.25%
Class B
All Funds	0.75%	0.25%

314	PIMCO Funds

(Unaudited) September 30, 2010

	Allowable Rate
	Distribution Fee	Servicing Fee

Class C
PIMCO Government Money Market and PIMCO Money Market Funds	—	0.10%
PIMCO Floating Income, PIMCO Low Duration and PIMCO Short-Term Funds	0.30%	0.25%
PIMCO Real IncomeTM 2019 Fund, PIMCO Real IncomeTM 2029 Fund and PIMCO Tax Managed Real Return Funds	0.50%	0.25%
All other Funds	0.75%	0.25%
Class R
PIMCO Government Money Market Fund	—	0.25%
All Other Funds	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2010, AGID received $13,356,081 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO Global Advantage Strategy Bond, PIMCO Government Money Market, PIMCO High Yield Spectrum, PIMCO Income, PIMCO Real Income™ 2019, PIMCO Real Income™ 2029, PIMCO Tax Managed Real Return and PIMCO Unconstrained Tax Managed Bond Funds’ Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class C	Class D	Class M	Class P	Class R
PIMCO Global Advantage Strategy Bond Fund	0.70%	—	1.10%	1.85%	1.10%	—	0.80%	1.35%
PIMCO Government Money Market Fund	—	—	0.44%	0.44%	—	0.19%	0.28%	—
PIMCO High Yield Spectrum Fund	0.55%	—	0.90%	1.65%	0.90%	—	0.65%	—
PIMCO Income Fund	0.40%	0.65%	0.85%	1.60%	0.70%	—	—	1.10%
PIMCO Real Income™ 2019 Fund	0.39%	—	0.79%	1.29%	0.79%	—	0.49%	—
PIMCO Real Income™ 2029 Fund	0.39%	—	0.79%	1.29%	0.79%	—	0.49%	—
PIMCO Tax Managed Real Return Fund	0.45%	—	0.85%	1.35%	0.85%	—	0.55%	—
PIMCO Unconstrained Tax Managed Bond Fund	0.70%	—	1.10%	1.85%	1.10%	—	—	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2010, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO Global Advantage Strategy Bond Fund	$19
PIMCO Government Money Market Fund	60
PIMCO Income Fund	24
PIMCO Real Income™ 2019 Fund	43
PIMCO Real Income™ 2029 Fund	41
PIMCO Tax Managed Real Return Fund	42
PIMCO Unconstrained Tax Managed Bond Fund	35

Semiannual Report	September 30, 2010	315

Notes to Financial Statements (Cont.)

To maintain certain net yields for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Short-Term Funds, PIMCO and certain affiliates have entered into a Fee and Expense Limitation Agreement with such Funds (the “Agreement”) pursuant to which PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of: (i) first, any distribution and/or service (12b-1) fees applicable to a class of a Fund; (ii) second, to the extent necessary, a Fund’s Supervisory and Administrative Fee; and (iii) third, to the extent necessary, a Fund’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or its affiliates.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from a Fund any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed the Expense Limit; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of a Fund to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Funds will not reimburse PIMCO or its affiliates for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Funds will maintain a positive net yield. As of September 30, 2010, the recoverable amount to PIMCO for the PIMCO Government Money Market and PIMCO Money Market Funds was $9,667 and $1,035,615, respectively.

Each unaffiliated Trustee receives an annual retainer of $120,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) does not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2010, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Developing Local Markets Fund	$484,425	$32,293
PIMCO Diversified Income Fund	60,560	183,035
PIMCO Emerging Local Bond Fund	107,284	90,628
PIMCO Emerging Markets Bond Fund	161,241	156,770
PIMCO Floating Income Fund	199,250	17,777
PIMCO Foreign Bond Fund (Unhedged)	66,994	5,889
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	73,558	26,932
PIMCO Global Advantage Strategy Bond Fund	4,102	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	5,328	108
PIMCO Government Money Market Fund	902	0
PIMCO High Yield Fund	182,832	230,581
PIMCO High Yield Spectrum Fund	5,535	0
PIMCO Income Fund	311,959	3,644
PIMCO Investment Grade Corporate Bond Fund	35,729	622,252
PIMCO Long-Term U.S. Government Fund	0	19,551
PIMCO Low Duration Fund	1,386,725	19,623
PIMCO Mortgage-Backed Securities Fund	447	0
PIMCO Short-Term Fund	328,731	278,672
PIMCO Unconstrained Bond Fund	243,101	59,972
PIMCO Unconstrained Tax Managed Bond Fund	65	0

316	PIMCO Funds

(Unaudited) September 30, 2010

Each Fund may invest in the PAPS Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended September 30, 2010 (amounts in thousands):

Fund Name	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain (Loss)
PIMCO Developing Local Markets Fund	$656,773	$1,571,153	$1,770,100	$71	$458,361	$1,353	$472
PIMCO Diversified Income Fund	47,302	675,848	664,900	0	58,330	148	81
PIMCO Emerging Local Bond Fund	133,891	1,639,649	1,352,900	(9)	420,908	649	277
PIMCO Emerging Markets Bond Fund	185,490	709,599	854,500	0	40,692	199	104
PIMCO Floating Income Fund	34,143	723,977	670,000	(2)	88,177	177	59
PIMCO Foreign Bond Fund (Unhedged)	5,075	795,626	732,900	0	67,824	126	22
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	27,878	1,271,265	1,292,200	0	6,992	265	49
PIMCO Global Advantage Strategy Bond Fund	260,101	631,684	664,300	(8)	227,624	484	146
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	130	90,317	88,200	0	2,254	17	7
PIMCO GNMA Fund	60,117	1,049,748	1,079,400	0	30,636	548	172
PIMCO High Yield Fund	448,982	1,367,070	1,268,200	13	548,103	770	239
PIMCO High Yield Spectrum Fund	0	33,802	16,500	(1)	17,300	2	(2)
PIMCO Income Fund	10,035	816,545	790,300	0	36,288	45	9
PIMCO Investment Grade Corporate Bond Fund	224,584	1,268,621	1,486,200	0	7,048	121	55
PIMCO Long-Term U.S. Government Fund	175	643,242	628,100	0	15,329	42	12
PIMCO Low Duration Fund	5,178,970	8,467,021	8,610,000	(180)	5,037,167	7,021	1,073
PIMCO Mortgage-Backed Securities Fund	5,208	385,083	360,300	(1)	30,067	183	78
PIMCO Short-Term Fund	1,508,533	4,574,246	5,770,400	(12)	312,768	2,046	388
PIMCO Unconstrained Bond Fund	921,201	4,958,765	5,223,400	(2)	656,682	765	102
PIMCO Unconstrained Tax Managed Bond Fund	100	0	100	0	0	0	0

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2010, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Developing Local Markets Fund	$59,044	$71,788	$1,086,953	$474,408
PIMCO Diversified Income Fund	862,961	767,226	1,524,084	1,156,606
PIMCO Emerging Local Bond Fund	6,030	8,662	2,026,907	604,508
PIMCO Emerging Markets Bond Fund	1,568,484	1,298,663	983,992	540,088
PIMCO Floating Income Fund	143,758	152,178	1,140,689	154,659
PIMCO Foreign Bond Fund (Unhedged)	115,287	122,724	8,263,045	8,261,762

Semiannual Report	September 30, 2010	317

Notes to Financial Statements (Cont.)

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	$53,762	$72,772	$5,455,782	$5,004,046
PIMCO Global Advantage Strategy Bond Fund	457,056	490,693	1,377,246	994,145
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	88,725	75,632	188,630	176,286
PIMCO GNMA Fund	22,125,401	21,426,651	53,284	4,925
PIMCO High Yield Fund	5,652	52,709	2,802,971	1,634,597
PIMCO High Yield Spectrum Fund	0	0	67,966	1,030
PIMCO Income Fund	2,716,612	1,902,317	2,431,260	97,180
PIMCO Investment Grade Corporate Bond Fund	9,260,044	8,094,762	1,627,842	2,154,376
PIMCO Long-Term U.S. Government Fund	2,676,629	3,222,766	48,154	75,728
PIMCO Low Duration Fund	32,712,007	24,263,702	5,815,124	3,131,931
PIMCO Mortgage-Backed Securities Fund	4,619,001	4,610,419	16,033	6,437
PIMCO Real Income™ 2019 Fund	11,569	7,862	0	0
PIMCO Real Income™ 2029 Fund	7,998	6,308	0	0
PIMCO Short-Term Fund	4,144,920	3,566,662	3,477,246	2,396,454
PIMCO Tax Managed Real Return Fund	19,338	19,386	11,025	1,323
PIMCO Unconstrained Bond Fund	62,291,373	54,997,873	9,216,251	6,630,383
PIMCO Unconstrained Tax Managed Bond Fund	514,344	498,932	90,717	25,334

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

In October 2007, the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full.

The Non-Agent Lenders sought an order approving the entry of final judgment dismissing all claims against them, and on December 8, 2008 the court entered an order granting the request for final judgment. The plaintiff filed an appeal with the Second Circuit Court of Appeals, and filed an Appellant’s brief seeking to have the Court of Appeals overturn the dismissal of the complaint by the District Court. Jones Day has taken over the representation of the 400+

318	PIMCO Funds

(Unaudited) September 30, 2010

group of non-agent lenders, the majority of which were previously represented by Kirkland & Ellis LLP (“Member Funds”). On behalf of the Member Funds and the Non Agent Lenders, on October 13, 2009, Jones Day filed an Appellees Brief with the Second Circuit Court of Appeals, seeking to have the Court affirm the ruling of the District Court. A hearing was held by the Second Circuit on May 18, 2010, and Jones Day represented the Member Funds and the Non Agent Lenders at that hearing.

On May 26, 2010, the Second Circuit Court of Appeals affirmed the dismissal by the District Court of all claims brought against the Non Agent Lenders represented by Jones Day, including PIMCO.

On July 28, 2010, the Adelphia Recovery Trust filed an application with the United States Supreme Court for a 45-day extension of time from August 23, 2010 to October 7, 2010 to file their petition for review, which extension was granted. A subsequent extension to October 22, 2010 has also been approved.

The Adelphia Recovery Trust has announced a settlement (not yet signed) of the remaining tort and other claims against the remaining defendants (the Agent Banks, Investment Banks and Nominal Agent Banks). A motion under Bankruptcy Rule 9019 requesting that Judge McKenna approve the settlement will be filed and heard in November. We have been informed orally that the Adelphia Recovery Trust will request that the Supreme Court hold the Petition in abeyance so that the Non Agent Lenders do not have to respond, and provided that Judge McKenna approves the settlement in November, they will then drop the Petition for Supreme Court review, and the Second Circuit affirmation of the dismissal will be final.

12.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax position for all open tax years, and concluded that the adoptions had no effect on the Funds’ financial position or results of operations. As of September 30, 2010, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

As of September 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
PIMCO Developing Local Markets Fund	$94,131	$(14,862)	$79,269
PIMCO Diversified Income Fund	252,860	(33,059)	219,801
PIMCO Emerging Local Bond Fund	421,634	(24,334)	397,300
PIMCO Emerging Markets Bond Fund	362,053	(6,637)	355,416
PIMCO Floating Income Fund	65,733	(24,598)	41,135
PIMCO Foreign Bond Fund (Unhedged)	138,339	(88,468)	49,871
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	215,152	(56,262)	158,890
PIMCO Global Advantage Strategy Bond Fund	87,477	(4,391)	83,086
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	14,274	(5,410)	8,864
PIMCO GNMA Fund	30,975	(5,483)	25,492
PIMCO Government Money Market Fund	0	0	0
PIMCO High Yield Fund	805,460	(201,362)	604,098
PIMCO High Yield Spectrum Fund	993	(59)	934
PIMCO Income Fund	141,349	(10,793)	130,556
PIMCO Investment Grade Corporate Bond Fund	556,163	(12,960)	543,203
PIMCO Long-Term U.S. Government Fund	76,156	(18,033)	58,123
PIMCO Low Duration Fund	552,526	(181,526)	371,000
PIMCO Money Market Fund	0	0	0
PIMCO Mortgage-Backed Securities Fund	17,928	(16,141)	1,787
PIMCO Real Income™ 2019 Fund	330	(3)	327
PIMCO Real Income™ 2029 Fund	329	0	329
PIMCO Short-Term Fund	142,063	(87,750)	54,313
PIMCO Tax Managed Real Return Fund	576	(15)	561
PIMCO Unconstrained Bond Fund	573,650	(13,280)	560,370
PIMCO Unconstrained Tax Managed Bond Fund	7,750	(58)	7,692

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, accelerated recognition of unrealized gain on certain futures, options and forward contracts and differences between book and tax realized and unrealized gain/loss on swap contracts for federal income tax purposes.

Semiannual Report	September 30, 2010	319

Notes to Financial Statements (Cont.)

13.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Developing Local Markets Fund				PIMCO Diversified Income Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	4,421	$44,661	15,046	$146,296	5,202	$58,271	6,967	$71,417
Class B	0	0	0	0	143	1,602	377	3,738
Class C	478	4,847	2,869	28,195	2,066	23,198	3,358	34,187
Class R	0	0	0	0	0	0	0	0
Other Classes	146,871	1,464,514	185,526	1,830,670	71,409	801,895	85,223	856,719
Issued as reinvestment of distributions
Class A	126	1,281	286	2,773	246	2,763	387	3,950
Class B	0	0	0	0	28	316	84	848
Class C	21	210	76	730	145	1,617	274	2,783
Class R	0	0	0	0	0	0	0	0
Other Classes	2,393	24,217	3,696	35,711	6,055	67,807	12,762	129,593
Cost of shares redeemed
Class A	(6,411)	(64,527)	(12,549)	(118,670)	(2,833)	(31,431)	(3,946)	(39,284)
Class B	0	0	0	0	(726)	(8,068)	(891)	(9,129)
Class C	(1,600)	(16,085)	(3,169)	(30,212)	(904)	(10,070)	(2,024)	(20,283)
Class R	0	0	0	0	0	0	0	0
Other Classes	(100,091)	(1,018,498)	(158,734)	(1,464,022)	(42,548)	(476,626)	(80,823)	(827,300)
Net increase (decrease) resulting from Fund share transactions	46,208	$440,620	33,047	$431,471	38,283	$431,274	21,748	$207,239

	PIMCO Foreign Bond Fund (Unhedged)				PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	5,991	$62,263	18,368	$180,566	9,759	$103,555	9,262	$92,869
Class B	0	0	0	0	26	276	70	705
Class C	782	8,199	3,748	37,455	840	8,936	1,479	14,915
Class R	0	0	0	0	449	4,799	746	7,490
Other Classes	44,103	456,796	143,098	1,396,935	66,288	703,685	88,634	883,136
Issued as reinvestment of distributions
Class A	214	2,228	568	5,496	220	2,346	1,232	12,311
Class B	0	0	0	0	4	39	59	595
Class C	32	334	120	1,150	23	246	223	2,229
Class R	0	0	0	0	10	102	55	545
Other Classes	1,980	20,591	5,429	52,113	2,153	22,996	12,485	124,492
Cost of shares redeemed
Class A	(5,728)	(58,466)	(11,090)	(106,333)	(4,535)	(48,307)	(10,198)	(98,885)
Class B	0	0	0	0	(326)	(3,446)	(567)	(5,656)
Class C	(1,496)	(15,165)	(2,286)	(22,122)	(600)	(6,363)	(1,187)	(11,753)
Class R	0	0	0	0	(165)	(1,752)	(625)	(6,070)
Other Classes	(45,333)	(460,334)	(151,847)	(1,409,638)	(32,812)	(349,375)	(145,870)	(1,413,470)
Net increase (decrease) resulting from Fund share transactions	545	$16,446	6,108	$135,622	41,334	$437,737	(44,202)	$(396,547)

320	PIMCO Funds

(Unaudited) September 30, 2010

PIMCO Emerging Local Bond Fund				PIMCO Emerging Markets Bond Fund				PIMCO Floating Income Fund
Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

17,920	$187,034	14,499	$143,304	14,227	$156,058	18,041	$181,120	6,325	$56,449	8,925	$76,289
0	0	0	0	92	1,003	581	5,763	0	0	0	0
3,782	39,918	2,715	26,882	3,750	41,221	5,399	54,285	2,485	22,262	4,223	35,910
0	0	0	0	0	0	0	0	0	0	0	0
247,533	2,552,733	233,749	2,310,933	85,924	940,861	107,170	1,062,548	133,115	1,179,535	19,720	169,882

429	4,505	283	2,789	675	7,388	1,159	11,576	191	1,695	353	2,974
0	0	0	0	49	535	165	1,633	0	0	0	0
64	670	49	477	183	1,995	361	3,603	83	737	183	1,538
0	0	0	0	0	0	0	0	0	0	0	0
8,825	92,386	8,834	84,676	3,772	41,279	8,971	88,798	1,334	11,855	3,311	27,160

(3,764)	(39,048)	(2,094)	(20,624)	(6,139)	(66,825)	(11,689)	(114,905)	(4,423)	(39,212)	(4,130)	(34,481)
0	0	0	0	(1,023)	(11,021)	(1,325)	(13,410)	0	0	0	0
(338)	(3,502)	(451)	(4,373)	(1,573)	(17,012)	(1,911)	(19,137)	(1,347)	(11,936)	(1,846)	(15,571)
0	0	0	0	0	0	0	0	0	0	0	0
(77,889)	(820,651)	(170,111)	(1,527,726)	(58,994)	(646,819)	(125,457)	(1,226,911)	(15,040)	(133,827)	(68,002)	(561,729)
196,562	$2,014,045	87,473	$1,016,338	40,943	$448,663	1,465	$34,963	122,723	$1,087,558	(37,263)	$(298,028)

PIMCO Global Advantage Strategy Bond Fund				PIMCO Global Bond Fund (U.S. Dollar-Hedged)				PIMCO GNMA Fund
Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

1,995	$22,277	7,784	$85,965	1,465	$14,563	1,852	$17,568	18,931	$226,328	30,254	$348,801
0	0	0	0	8	76	44	416	55	643	668	7,682
445	4,966	1,777	19,720	372	3,691	524	4,948	5,722	68,433	13,941	161,175
123	1,373	39	429	0	0	0	0	0	0	0	0
36,460	410,261	151,532	1,679,014	3,448	34,171	7,535	71,465	26,685	319,137	47,510	549,065

65	730	114	1,272	22	222	99	934	288	3,459	1,520	17,563
0	0	0	0	1	14	20	188	9	105	119	1,380
11	119	24	274	7	72	73	684	80	957	690	7,966
1	11	0	1	0	0	0	0	0	0	0	0
1,943	21,831	2,192	24,569	183	1,837	845	7,949	502	6,031	3,134	36,202

(1,567)	(17,408)	(1,113)	(12,337)	(992)	(9,827)	(813)	(7,552)	(10,073)	(119,735)	(22,908)	(264,009)
0	0	0	0	(125)	(1,241)	(193)	(1,829)	(846)	(10,081)	(1,233)	(14,296)
(234)	(2,596)	(89)	(991)	(203)	(2,007)	(386)	(3,581)	(3,130)	(37,224)	(6,198)	(71,689)
(5)	(52)	(2)	(22)	0	0	0	0	0	0	0	0
(21,019)	(236,092)	(3,900)	(43,224)	(2,553)	(25,421)	(3,980)	(36,789)	(15,329)	(182,566)	(43,838)	(506,794)
18,218	$205,420	158,358	$1,754,670	1,633	$16,150	5,620	$54,401	22,894	$275,487	23,659	$273,046

Semiannual Report	September 30, 2010	321

Notes to Financial Statements (Cont.)

	PIMCO Government Money Market Fund				PIMCO High Yield Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	2,076	$2,076	1,085	$1,085	32,083	$289,751	56,457	$465,641
Class B	0	0	0	0	217	1,959	1,890	14,794
Class C	821	822	611	611	8,944	80,776	16,048	131,262
Class R	0	0	0	0	1,315	11,907	1,966	16,242
Other Classes	43,293	43,293	138,563	138,564	295,501	2,661,384	396,811	3,234,425
Issued as reinvestment of distributions
Class A	0	0	0	0	3,082	27,845	6,194	51,445
Class B	0	0	0	0	269	2,430	877	7,241
Class C	0	0	0	0	1,146	10,355	2,555	21,198
Class R	0	0	0	0	128	1,154	222	1,855
Other Classes	31	31	82	82	23,269	210,368	51,311	422,510
Cost of shares redeemed
Class A	(1,519)	(1,520)	(885)	(885)	(26,537)	(239,335)	(43,289)	(354,892)
Class B	0	0	0	0	(5,354)	(48,208)	(7,802)	(65,466)
Class C	(162)	(162)	(269)	(269)	(6,867)	(61,678)	(11,641)	(97,320)
Class R	0	0	0	0	(472)	(4,240)	(1,006)	(8,426)
Other Classes	(52,936)	(52,937)	(83,749)	(83,749)	(182,855)	(1,644,660)	(518,500)	(4,128,427)
Net increase (decrease) resulting from Fund share transactions	(8,396)	$(8,397)	55,438	$55,439	143,869	$1,299,808	(47,907)	$(287,918)

	PIMCO Long-Term U.S. Government Fund				PIMCO Low Duration Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	7,058	$83,730	8,982	$100,682	109,011	$1,145,053	242,713	$2,471,413
Class B	42	504	113	1,269	174	1,826	457	4,648
Class C	1,298	15,515	1,257	14,106	19,957	209,538	50,877	518,348
Class R	0	0	0	0	4,659	48,905	4,356	44,525
Other Classes	42,239	478,189	96,202	1,083,977	561,655	5,901,834	980,309	9,967,527
Issued as reinvestment of distributions
Class A	275	3,291	1,292	14,375	1,954	20,591	4,580	46,306
Class B	14	163	109	1,220	18	192	152	1,520
Class C	34	398	197	2,191	345	3,639	756	7,644
Class R	0	0	0	0	36	376	69	690
Other Classes	1,494	17,547	9,122	101,512	11,939	125,756	28,737	290,465
Cost of shares redeemed
Class A	(4,531)	(53,699)	(11,319)	(124,909)	(81,658)	(858,006)	(128,435)	(1,293,147)
Class B	(501)	(5,782)	(993)	(11,116)	(2,907)	(30,530)	(4,168)	(42,143)
Class C	(734)	(8,521)	(2,135)	(23,894)	(8,069)	(84,798)	(10,594)	(107,139)
Class R	0	0	0	0	(1,026)	(10,779)	(3,011)	(30,759)
Other Classes	(98,540)	(1,123,448)	(45,680)	(511,997)	(408,382)	(4,295,313)	(442,726)	(4,494,062)
Net increase (decrease) resulting from Fund share transactions	(51,852)	$(592,113)	57,147	$647,416	207,706	$2,178,284	724,072	$7,385,836

322	PIMCO Funds

(Unaudited) September 30, 2010

PIMCO High Yield Spectrum Fund		PIMCO Income Fund				PIMCO Investment Grade Corporate Bond Fund
Period from 09/15/2010 to 09/30/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

4	$39	11,268	$121,390	2,785	$27,324	22,634	$258,082	50,248	$533,726
0	0	0	0	0	0	0	0	0	0
167	1,677	5,181	55,812	3,084	30,216	11,674	133,127	22,280	237,788
0	0	7	76	4	39	0	0	0	0
8,125	81,488	172,587	1,853,289	9,098	89,155	85,723	982,678	347,596	3,630,981

0	0	128	1,388	84	814	1,147	13,149	3,103	33,969
0	0	0	0	0	0	0	0	0	0
0	1	52	560	40	394	471	5,391	1,327	14,560
0	0	0	2	0	2	0	0	0	0
10	98	2,912	31,668	2,615	25,203	9,411	107,652	40,263	439,539

0	0	(1,847)	(20,048)	(936)	(8,928)	(11,568)	(131,917)	(36,770)	(392,408)
0	0	0	0	0	0	0	0	0	0
0	0	(491)	(5,214)	(373)	(3,582)	(3,814)	(43,381)	(4,870)	(53,419)
0	0	(3)	(27)	0	(2)	0	0	0	0
(3)	(25)	(5,961)	(64,239)	(1,831)	(17,297)	(144,128)	(1,629,608)	(267,320)	(2,924,832)
8,303	$83,278	183,833	$1,974,657	14,570	$143,338	(28,450)	$(304,827)	155,857	$1,519,904

PIMCO Money Market Fund				PIMCO Mortgage-Backed Securities Fund				PIMCO Real IncomeTM 2019 Fund
Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Period from 10/30/2009 to 03/31/2010
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

104,058	$104,058	180,581	$180,581	2,203	$24,232	12,350	$130,026	155	$1,499	190	$1,884
4,193	4,193	7,553	7,553	12	132	166	1,747	0	0	0	0
47,722	47,722	49,256	49,256	376	4,131	3,175	33,484	143	1,390	118	1,150
0	0	0	0	0	0	0	0	0	0	0	0
414,354	414,354	234,861	234,861	11,436	125,669	30,575	320,968	183	1,768	363	3,624

34	34	118	118	117	1,286	609	6,434	9	92	3	30
6	6	37	37	6	59	58	609	0	0	0	0
14	14	71	71	24	261	229	2,413	2	19	0	2
0	0	0	0	0	0	0	0	0	0	0	0
86	86	245	246	527	5,795	4,873	51,407	20	194	14	135

(96,406)	(96,406)	(221,964)	(221,964)	(2,597)	(28,387)	(9,841)	(104,285)	(5)	(51)	0	0
(20,768)	(20,768)	(47,000)	(47,000)	(263)	(2,882)	(387)	(4,114)	0	0	0	0
(45,802)	(45,802)	(112,690)	(112,690)	(913)	(9,986)	(2,310)	(24,667)	(9)	(89)	0	0
0	0	0	0	0	0	0	0	0	0	0	0
(268,069)	(268,069)	(285,655)	(285,655)	(12,815)	(140,716)	(74,268)	(786,554)	(28)	(271)	(3)	(34)
139,422	$139,422	(194,587)	$(194,586)	(1,887)	$(20,406)	(34,771)	$(372,532)	470	$4,551	685	$6,791

Semiannual Report	September 30, 2010	323

Notes to Financial Statements (Cont.)

	PIMCO Real IncomeTM 2029 Fund				PIMCO Short-Term Fund
	Six Months Ended 09/30/2010		Period from 10/30/2009 to 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	28	$286	17	$170	45,045	$445,023	190,556	$1,858,159
Class B	0	0	0	0	50	493	400	3,865
Class C	14	139	4	41	4,952	48,923	22,677	220,939
Class R	0	0	0	0	350	3,452	754	7,396
Other Classes	134	1,354	396	3,955	527,737	5,215,224	998,981	9,752,651
Issued as reinvestment of distributions
Class A	1	4	0	2	407	4,025	1,317	12,873
Class B	0	0	0	0	0	0	6	60
Class C	0	1	0	0	34	339	194	1,887
Class R	0	0	0	0	1	11	4	35
Other Classes	12	123	8	77	3,963	39,196	11,648	113,580
Cost of shares redeemed
Class A	(6)	(63)	0	0	(57,108)	(564,372)	(74,443)	(728,015)
Class B	0	0	0	0	(248)	(2,456)	(792)	(7,723)
Class C	0	0	0	0	(5,182)	(51,213)	(5,956)	(58,177)
Class R	0	0	0	0	(206)	(2,032)	(254)	(2,490)
Other Classes	(15)	(162)	(4)	(30)	(474,859)	(4,692,157)	(474,747)	(4,645,942)
Net increase resulting from Fund share transactions	168	$1,682	421	$4,215	44,936	$444,456	670,345	$6,529,098

	PIMCO Tax Managed Real Return Fund				PIMCO Unconstrained Bond Fund
	Six Months Ended 09/30/2010		Period from 10/30/2009 to 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	37	$373	34	$345	90,835	$1,009,705	101,765	$1,104,897
Class B	0	0	0	0	0	0	0	0
Class C	30	309	26	268	38,007	422,458	41,717	454,074
Class R	0	0	0	0	1,456	16,143	563	6,070
Other Classes	1,171	11,977	1,302	13,291	525,946	5,854,581	309,662	3,354,339
Issued as reinvestment of distributions
Class A	0	2	0	0	1,260	14,061	2,328	25,224
Class B	0	0	0	0	0	0	0	0
Class C	0	1	0	0	263	2,937	668	7,234
Class R	0	0	0	0	5	51	8	90
Other Classes	14	142	5	47	6,119	68,344	9,276	100,503
Cost of shares redeemed
Class A	(13)	(128)	(1)	(10)	(20,589)	(229,427)	(18,939)	(204,881)
Class B	0	0	0	0	0	0	0	0
Class C	(2)	(23)	(1)	(7)	(4,476)	(49,848)	(2,390)	(25,985)
Class R	0	0	0	0	(448)	(5,010)	(1,098)	(11,920)
Other Classes	(185)	(1,892)	(72)	(741)	(65,878)	(733,598)	(42,272)	(458,349)
Net increase resulting from Fund share transactions	1,052	$10,761	1,293	$13,193	572,500	$6,370,397	401,288	$4,351,296

324	PIMCO Funds

(Unaudited) September 30, 2010

	PIMCO Unconstrained Tax Managed Bond Fund
	Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	2,592	$27,133	2,761	$28,511
Class B	0	0	0	0
Class C	1,066	11,136	934	9,657
Class R	0	0	0	0
Other Classes	7,074	73,969	10,384	107,059
Issued as reinvestment of distributions
Class A	14	140	16	166
Class B	0	0	0	0
Class C	1	11	3	28
Class R	0	0	0	0
Other Classes	64	662	90	931
Cost of shares redeemed
Class A	(417)	(4,370)	(275)	(2,843)
Class B	0	0	0	0
Class C	(118)	(1,237)	(13)	(128)
Class R	0	0	0	0
Other Classes	(3,256)	(34,150)	(1,443)	(14,851)
Net increase resulting from Fund share transactions	7,020	$73,294	12,457	$128,530

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Funds’ financial statements.

Semiannual Report	September 30, 2010	325

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BNP	BNP Paribas Bank	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	JPM	JPMorgan Chase & Co.	SOG	Societe Generale
CITI	Citigroup, Inc.	MLP	Merrill Lynch & Co., Inc.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MSC	Morgan Stanley	WAC	Wachovia Bank N.A.
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PLN	Polish Zloty
BRL	Brazilian Real	HUF	Hungarian Forint	RON	Romanian New Leu
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	THB	Thai Baht
COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD	United States Dollar
EGP	Egyptian Pound	NOK	Norwegian Krone	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	NPFGC	National Public Finance Guarantee Corp.
FDIC	Federal Deposit Insurance Corp	GNMA	Government National Mortgage Association	PSF	Public School Fund
FGIC	Financial Guaranty Insurance Co.	GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
AID	Agency International Development	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
ALT	Alternate Loan Trust	FSB	Federal Savings Bank	THBFIX	Thai Baht Floating-Rate Fix
CDI	Brazil Interbank Deposit Rate	JEA	Jacksonville Electric Authority	TIIE	Tasa de Interés Interbancaria de Equilibrio
CLO	Collateralized Loan Obligation	KLIBOR	Kuala Lumpur Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	LIBOR	London Interbank Offered Rate

326	PIMCO Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2010	327

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements; and Approval of the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement for PIMCO CommoditiesPLUS™ Fund, PIMCO CommoditiesPLUS™ Short Strategy Fund and PIMCO High Yield Spectrum Fund

At a meeting held on August 16-17, 2010, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2011. The Board also considered and approved for an additional one-year term through August 31, 2011, the Supervision and Administration Agreement (together with the Amended and Restated Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2011; and (ii) the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, PIMCO Fundamental IndexPLUS™ Fund and PIMCO Fundamental IndexPLUS™ TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2011.

The Board of the Trust, including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of the PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, at a meeting on February 23, 2010, and on behalf of PIMCO High Yield Spectrum Fund, at a meeting on August 17, 2010 (together with PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds and, if available, information about the fees charged and services provided by PIMCO to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of New Funds’ Agreements. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to New Funds’ Agreements.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 16-17, 2010 meeting. The independent Trustees also met with counsel to the Trust on August 5, 2010 to discuss the materials presented.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2010 and August 17, 2010 meetings.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

328	PIMCO Funds

(Unaudited)

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trusts and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts.

The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers. The Trustees also considered new services or service enhancements PIMCO has implemented since the Agreements were last renewed in 2009, including PIMCO Retail Oversight (“PRO”), a “Pricing Portal” to streamline and automate certain pricing functions, a quality management system, security fair valuation enhancements required by FAS 157, additional money market fund oversight and reporting, improved review of BFDS’ large trade processing, and web-hosting of prospectuses and other regulatory documents.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund, PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3.	Investment Performance

As the New Funds had not yet commenced operations at the time the Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2010 and other performance data, as available, for the period ended June 30, 2010 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2010 (the “Lipper Report”).

Semiannual Report	September 30, 2010	329

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 16-17, 2010 meeting. The Board noted that, as of May 31, 2010, the Institutional Class of 73%, 74% and 73% of the Funds outperformed its Lipper category median over the three-year, five-year and 10-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in each class’s different distribution and servicing expenses. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 10 years of performance history, over 80% outperformed the relative benchmark indexes on a net-of-fees basis over the 10-year period ended May 31, 2010, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer, nearly 90% all of the Institutional Class assets have outperformed the relative benchmark indexes net of fees, noting, however, the impact of PIMCO Total Return Fund’s size on this data. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO StocksPLUS® TR Short Strategy Fund and eventually to reduce the supervisory and administrative fee for certain classes of a number of Funds in connection with the consolidation of all administrative services with PIMCO.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the PIMCO CommoditiesPLUS Strategy Fund and PIMCO High Yield Spectrum Fund, the Board reviewed data comparing the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with a similar investment strategy. At the time the Board considered PIMCO CommoditiesPLUS Short Strategy Fund’s advisory fees, PIMCO did not manage any separate accounts or other products with investment strategies similar to PIMCO CommoditiesPLUS Short Strategy Fund and, thus, no comparative fee information was considered.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees

330	PIMCO Funds

(Unaudited)

paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the total expenses for 52% of the Funds’ Class A shares and for 93% of the Funds’ Institutional Class shares fall below or are equal to the median total expense of their respective Lipper Expense Group. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the New Funds are newly organized, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders by offering enhanced or additional services. The Board also considered that economies of scale may be reflected in the Funds’ share class structure, including that the Funds offer Institutional Class shares on third-party platforms that impose high investment minimums. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets. The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structure were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of the Fund’s shareholders.

The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

Semiannual Report	September 30, 2010	331

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)	(Unaudited)

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

332	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105 - 4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266 - 8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors has more than $1 trillion in assets under management for our clients worldwide.* Our investment managers offer their own distinctive philosophy and culture, and provide clients with a comprehensive and constantly evolving range of investment styles and products.

For more information about any of our innovative investment solutions or client services, call your financial advisor or visit www.allianzinvestors.com.

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

* Allianz Global Investors AG assets under management as of 6/30/10.

Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds, the Allianz Multi-Strategy Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds, the Allianz Funds and the Allianz Multi-Strategy Funds are distributed by Allianz Global Investors Distributors LLC. © 2010. For information about any product, contact your financial advisor. AZ003SA_093010

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2010

PIMCO Real Return Fund

Share Classes

Contents
Chairman’s Letter	2
Important Information About the Real Return Fund	4
Portfolio Review	6
Performance Summary	7
Benchmark Descriptions	8
Schedule of Investments	9
Financial Highlights	32
Statement of Assets and Liabilities	34
Statement of Operations	35
Statements of Changes in Net Assets	36
Notes to Financial Statements	37
Glossary	56
Privacy Policy	57
Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements	58

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

Over the six-month reporting period, U.S. economic growth weakened and unemployment remained stubbornly high, even with significant monetary and fiscal stimulus. Within Europe, sovereign debt worries heightened investor concerns over the possibility of default, leading to increased market volatility. In response, U.S. and non-U.S. government policy makers kept key interest rates near zero and announced plans for expanded quantitative easing programs to help spark economic activity and job creation, despite a rising public debt burden within developed economies. Furthermore, the Federal Reserve adjusted its balance sheet strategy by reinvesting payments on Agency debt and mortgage-backed securities (“MBS”) into longer-term U.S. Treasury securities in an effort to stabilize the economy through price support within key asset classes.

PIMCO’s New Normal long-term outlook—marked by a shift in global growth drivers, deleveraging and re-regulation—points to the possibility of a desynchronized global economic recovery. As such, the economic growth rate in developed economies will likely be lower than in previous recoveries, but higher for developing and emerging market economies. For investors, it is important to adjust portfolios to meet the challenges of this changing and uncertain investment environment. At PIMCO, we remain focused on helping you through your investment journey while managing a number of risks along the way.

Included below are highlights of the financial markets during our six-month reporting period:

•

Investors helped push yields on U.S. Treasury securities to historic lows in the short area of the yield curve in a flight to higher quality assets. Bonds that offered extra income, however, performed better than lower yielding U.S. Treasury securities. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, or 1.31% lower than on March 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 6.05% for the reporting period.

•

Corporate bonds, including high-yield bonds, outperformed U.S. Treasury securities as strong demand for incremental income supported healthy new corporate bond issuance. Furthermore, corporate fundamentals generally continued to improve during the reporting period due to cost-cutting, improving margins, increasing asset quality and valuations.

•

The performance of Agency MBS lagged like-duration U.S. Treasury securities primarily due to concern of increased prepayments induced by a potential government-sponsored refinancing program and the Federal Reserve’s decision to reinvest pay downs within its mortgage portfolio in U.S. Treasury securities rather than in MBS. However, non-Agency MBS and commercial MBS outperformed U.S. Treasury securities as a result of limited new issuance and investor demand for higher-yielding assets.

•

Municipal bonds posted positive returns, as measured by the Barclays Capital Municipal Bond Index, which returned 5.51% for the reporting period. Taxable Build America Bonds outperformed the tax-exempt municipal bond sector due to their longer duration as rates moved lower over the period.

2	PIMCO Funds

•

Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive, as represented by the Barclays Capital U.S. TIPS Index, which returned 6.40% for the reporting period. Decreasing real yields across the maturity spectrum created quite positive TIPS returns, while coupon income and low inflation accruals added additional incremental positive returns. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed during the period and TIPS underperformed nominal U.S. Treasury securities. Diversified commodity index returns were also positive, as measured by the Dow Jones-UBS Commodity Index Total Return, which returned 6.24% for the reporting period.

•

Emerging market (“EM”) bonds denominated in both U.S. dollars and local EM currencies performed well, outperforming U.S. Treasury securities. The U.S. dollar weakened due in part to investor concerns over the likelihood of increased government stimulus policies and a widening U.S. public debt burden. As a result, most EM currencies appreciated relative to the U.S. dollar.

•

Equity markets worldwide were volatile, and generally posted negative returns for the reporting period despite staging a rally in September 2010. U.S. equities, as measured by the S&P 500 Index, declined 1.42% and international equities, as represented by the MSCI World Index, declined 0.64% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We value your trust and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Funds

November 10, 2010

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	3

Important Information About the Real Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund.

Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities entails additional risks, including political and economic risk and the risk of currency fluctuations; these risks may be enhanced in emerging markets. High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on the Fund’s performance page is the inception date of the Class A, Class B and Class C shares. Class R shares were first offered in 12/02. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a Contingent Deferred Sales Charge (“CDSC”), which declines from 5% in the first year to 0% after the sixth year. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A Shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments.

The Cumulative Return chart assumes the initial investment of $10,000 was made at the beginning of the first full month following the class’s inception. The chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the period shown in the most recent Cumulative Returns chart. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund. The Fund measures its performance against the Barclays Capital U.S. TIPS Index. The index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities (“TIPS”) rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. It is not possible to invest directly in the index. The Fund measures its performance against a broad-based securities market index (benchmark index) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. The benchmark index and Lipper Average does not take into account fees, expenses or taxes.

4	PIMCO Funds

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Fund’s website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2010 to September 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2010	5

PIMCO Real Return Fund	Class A:	PRTNX
	Class B:	PRRBX
	Class C:	PRTCX
	Class R:	PRRRX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An above-index U.S. nominal duration (or sensitivity to changes in market interest rates) benefited performance as the ten-year U.S. Treasury yield declined during the period.

•	An above-index Australian real duration benefited performance as the ten-year Australian real yield declined during the period.

•	Holdings of senior commercial mortgage-backed securities and non-Agency mortgage-backed securities benefited performance as mortgage spreads over U.S. Treasuries tightened during the period.
•	A curve-steepening bias in the U.S. detracted from performance as the thirty-year U.S. Treasury yield decreased more than the two-year U.S. Treasury yield during the period.

•

Below-index U.S. Treasury Inflation-Protected Securities (“TIPS”) duration between March 31, 2010 and July 31, 2010 detracted from performance as the ten-year U.S. real yield declined during this period.

Allocation Breakdown‡

U.S. Treasury Obligations	81.9%
Corporate Bonds & Notes	9.2%
Mortgage-Backed Securities	3.1%
Asset-Backed Securities	2.5%
Short-Term Instruments	0.1%
Other	3.2%
‡	% of Total Investments as of 09/30/10

6	PIMCO Funds

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/29/97)
PIMCO Real Return Fund Class A	7.27%	10.76%	5.77%	7.59%	7.23%
PIMCO Real Return Fund Class A (adjusted)	3.25%	7.44%	5.13%	7.26%	6.99%
PIMCO Real Return Fund Class B	6.87%	9.94%	4.99%	7.02%	6.82%
PIMCO Real Return Fund Class B (adjusted)	1.87%	4.94%	4.66%	7.02%	6.82%
PIMCO Real Return Fund Class C (adjusted)	6.00%	9.21%	5.25%	7.05%	6.70%
PIMCO Real Return Fund Class R	7.14%	10.49%	5.51%	7.31%	6.95%
Barclays Capital U.S. TIPS Index	6.40%	8.89%	5.49%	7.49%	6.76%	**
Lipper Treasury Inflation-Protected Securities Funds Average	6.01%	8.77%	4.50%	6.81%	6.45%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.93% for Class A shares, 1.68% for Class B shares, 1.43% for Class C shares, and 1.18% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/10, as revised and supplemented to date.

Cumulative Returns Through September 30, 2010

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,072.66	$1,068.66	$1,070.00	$1,071.35	$1,020.51	$1,016.75	$1,018.00	$1,019.25
Expenses Paid During Period†	$4.73	$8.61	$7.32	$6.02	$4.61	$8.39	$7.13	$5.87

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.91% for Class A, 1.66% for Class B, 1.41% for Class C, and 1.16% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2010	7

Bench Mark Descriptions

Index	Description

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

8	PIMCO Funds

Schedule of Investments PIMCO Real Return Fund	(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%
Ford Motor Co.
3.010% due 12/15/2013		$3,193	$3,136
3.050% due 12/15/2013		2,276	2,236
Vodafone Group PLC
6.875% due 08/11/2015		10,000	9,894

Total Bank Loan Obligations (Cost $15,377)			15,266

CORPORATE BONDS & NOTES 10.8%

BANKING & FINANCE 8.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		9,700	10,725
8.700% due 08/07/2018		22,200	27,367
Ally Financial, Inc.
0.000% due 12/01/2012		10,000	8,871
5.375% due 06/06/2011		24,058	24,449
6.000% due 04/01/2011		2,300	2,309
6.000% due 12/15/2011		6,300	6,497
6.875% due 09/15/2011		16,158	16,744
7.000% due 02/01/2012		12,500	13,047
7.250% due 03/02/2011		5,300	5,419
7.500% due 09/15/2020		19,700	21,079
American Express Bank FSB
0.386% due 05/29/2012		450	446
5.500% due 04/16/2013		3,700	4,031
American Express Credit Corp.
5.875% due 05/02/2013		2,474	2,725
7.300% due 08/20/2013		200	230
American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011		500	521
American General Finance Corp.
0.542% due 12/15/2011		700	652
3.250% due 01/16/2013	EUR	15,300	17,930
4.875% due 07/15/2012		$3,200	3,040
5.900% due 09/15/2012		300	288
6.900% due 12/15/2017		400	336
American Honda Finance Corp.
1.041% due 06/20/2011		23,100	23,211
American International Group, Inc.
0.635% due 10/18/2011		7,100	6,998
1.034% due 04/26/2011	EUR	1,600	2,171
4.950% due 03/20/2012		$400	418
5.450% due 05/18/2017		600	614
5.600% due 10/18/2016		1,500	1,538
5.850% due 01/16/2018		7,400	7,696
5.950% due 10/04/2010	GBP	1,500	2,356
8.175% due 05/15/2068		$26,700	26,900
8.250% due 08/15/2018		26,300	30,771
8.625% due 05/22/2068	GBP	5,600	8,401

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$4,400	$4,663
ANZ National International Ltd.
0.792% due 08/19/2014		35,000	35,299
6.200% due 07/19/2013		33,900	37,703
Australia & New Zealand Banking Group Ltd.
0.571% due 06/18/2012		23,500	23,552
Banco do Brasil S.A.
4.500% due 01/22/2015		15,600	16,438
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		100	100
Bank of America Corp.
0.792% due 09/11/2012		400	397
0.826% due 06/11/2012	GBP	4,800	7,348
5.375% due 06/15/2014		$1,000	1,081
7.375% due 05/15/2014		6,300	7,249
Barclays Bank PLC
6.050% due 12/04/2017		19,600	21,287
7.434% due 09/29/2049		8,700	8,961
10.179% due 06/12/2021		7,120	9,512
14.000% due 11/29/2049	GBP	8,000	15,803
Caelus Re Ltd.
6.549% due 06/07/2011		$3,900	3,944
Citigroup Capital XXI
8.300% due 12/21/2077		6,200	6,541
Citigroup, Inc.
0.910% due 01/12/2012	EUR	2,600	3,483
2.384% due 08/13/2013		$4,928	4,967
5.500% due 04/11/2013		23,400	25,125
6.000% due 02/21/2012		10,000	10,612
6.500% due 08/19/2013		10,000	11,057
Commonwealth Bank of Australia
0.572% due 09/17/2014		66,900	66,745
0.672% due 12/10/2012		4,000	4,001
0.789% due 06/25/2014		62,000	62,364
Countrywide Financial Corp.
0.858% due 05/07/2012		2,650	2,629
5.800% due 06/07/2012		53,900	57,283
Danske Bank A/S
5.914% due 12/29/2049		7,000	6,701
FCE Bank PLC
7.125% due 01/16/2012	EUR	11,850	16,760
7.125% due 01/15/2013		500	711
7.875% due 02/15/2011	GBP	8,000	12,772
Ford Motor Credit Co. LLC
3.277% due 01/13/2012		$8,300	8,302
6.625% due 08/15/2017		12,000	12,804
7.250% due 10/25/2011		1,300	1,365
7.500% due 08/01/2012		58,700	62,336
7.800% due 06/01/2012		24,740	26,323
8.000% due 12/15/2016		2,750	3,114
9.875% due 08/10/2011		5,700	6,039

See Accompanying Notes	Semiannual Report	September 30, 2010	9

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Foundation Re II Ltd.
7.119% due 11/26/2010		$10,300	$10,326
Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		600	721
Goldman Sachs Group, Inc.
0.740% due 03/22/2016		1,000	926
1.241% due 05/23/2016	EUR	2,000	2,453
5.375% due 02/15/2013		5,000	7,163
Green Valley Ltd.
4.410% due 01/10/2011		5,100	6,919
HBOS PLC
6.750% due 05/21/2018		$34,800	35,014
HCP, Inc.
6.300% due 09/15/2016		2,000	2,176
6.700% due 01/30/2018		5,000	5,510
HSBC Finance Corp.
0.628% due 08/09/2011		1,200	1,199
ING Bank NV
1.157% due 01/13/2012		13,600	13,595
International Lease Finance Corp.
5.625% due 09/20/2013		1,800	1,775
6.500% due 09/01/2014		10,200	10,990
6.625% due 11/15/2013		10,500	10,579
6.750% due 09/01/2016		10,600	11,395
7.125% due 09/01/2018		21,100	22,841
JPMorgan Chase & Co., Inc. CPI Linked Bond
4.854% due 02/15/2012		4,000	4,033
Kamp Re 2005 Ltd.
0.357% due 12/14/2010 (a)		1,382	515
LeasePlan Corp. NV
3.000% due 05/07/2012		17,440	18,027
Lehman Brothers Holdings, Inc.
1.150% due 10/26/2010 (a)	JPY	1,600,000	3,103
6.200% due 09/26/2014 (a)		$3,900	882
6.875% due 05/02/2018 (a)		32,405	7,777
7.000% due 09/27/2027 (a)		4,500	1,018
7.500% due 05/11/2038 (a)		5,000	7
Lloyds TSB Bank PLC
12.000% due 12/29/2049		22,500	25,979
Merrill Lynch & Co., Inc.
0.901% due 02/21/2012	GBP	3,000	4,600
1.180% due 06/29/2012	EUR	3,600	4,768
1.628% due 09/27/2012		4,900	6,469
5.450% due 02/05/2013		$3,000	3,224
5.450% due 07/15/2014		7,800	8,435
Metropolitan Life Global Funding I
0.927% due 07/13/2011		1,600	1,603
Morgan Stanley
0.570% due 04/19/2012		1,500	1,476
0.780% due 01/09/2012		11,735	11,668
0.830% due 01/09/2014		1,300	1,230

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.006% due 10/15/2015		$500	$459
1.188% due 11/29/2013	EUR	1,700	2,203
1.218% due 03/01/2013		6,830	8,867
1.222% due 04/13/2016		1,400	1,708
2.876% due 05/14/2013		$62,000	63,231
4.050% due 05/16/2018		688	667
Pacific Life Global Funding
5.150% due 04/15/2013		11,100	11,997
Pearson Dollar Finance PLC
5.500% due 05/06/2013		3,000	3,294
6.250% due 05/06/2018		19,200	22,214
Prudential Financial, Inc.
3.000% due 06/10/2013		32,500	32,312
Royal Bank of Scotland Group PLC
2.759% due 08/23/2013		22,200	22,667
3.000% due 12/09/2011		18,400	18,895
Royal Bank of Scotland NV
0.992% due 03/09/2015		1,000	861
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		600	691
SLM Corp.
0.728% due 10/25/2011		8,400	8,017
2.903% due 03/15/2015		60	47
3.053% due 03/01/2014		145	124
3.173% due 01/31/2014		1,837	1,593
3.203% due 02/01/2014		40	35
3.353% due 11/01/2013		271	238
4.750% due 03/17/2014	EUR	1,400	1,762
5.000% due 10/01/2013		$12,725	12,480
5.450% due 04/25/2011		2,500	2,525
8.450% due 06/15/2018		4,000	4,045
SLM Corp. CPI Linked Bond
3.103% due 02/01/2014		1,134	982
Svenska Handelsbanken AB
1.292% due 09/14/2012		25,000	25,111
TNK-BP Finance S.A.
6.250% due 02/02/2015		600	637
UBS AG
1.439% due 02/23/2012		130,100	131,055
Vita Capital III Ltd.
1.653% due 01/01/2012		7,900	7,833
Wells Fargo & Co.
0.688% due 10/28/2015		1,200	1,135
1.079% due 03/23/2016	EUR	2,000	2,584
7.980% due 03/29/2049		$6,300	6,662
Wells Fargo Capital X
5.950% due 12/01/2086		15,000	14,686
Westpac Banking Corp.
0.572% due 09/10/2014		10,400	10,424
2.700% due 12/09/2014		6,700	6,962

			1,560,550

10	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 2.1%
America Movil SAB de C.V.
3.625% due 03/30/2015	$500	$523
AutoZone, Inc.
6.500% due 01/15/2014	5,000	5,663
BioMed Realty LP
6.125% due 04/15/2020	3,000	3,271
Cardinal Health, Inc.
6.000% due 06/15/2017	6,195	7,094
Celulosa Arauco y Constitucion S.A.
5.625% due 04/20/2015	500	549
Con-way, Inc.
7.250% due 01/15/2018	10,000	11,141
CSC Holdings LLC
7.625% due 04/01/2011	3,280	3,362
DISH DBS Corp.
6.375% due 10/01/2011	15,597	16,182
7.000% due 10/01/2013	3,800	4,052
Dow Chemical Co.
2.668% due 08/08/2011	30,900	31,280
Gazprom Via Gaz Capital S.A.
7.288% due 08/16/2037	3,000	3,351
7.343% due 04/11/2013	5,800	6,351
8.146% due 04/11/2018	7,900	9,282
GTL Trade Finance, Inc.
7.250% due 10/20/2017	500	559
HCA, Inc.
7.250% due 09/15/2020	16,425	17,657
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	400	429
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	600	639
JC Penney Corp., Inc.
9.000% due 08/01/2012	1,000	1,107
Jones Apparel Group, Inc.
5.125% due 11/15/2014	10,000	10,200
Lennar Corp.
5.500% due 09/01/2014	1,500	1,447
Limited Brands, Inc.
6.900% due 07/15/2017	3,200	3,408
Macy's Retail Holdings, Inc.
5.350% due 03/15/2012	3,000	3,142
5.875% due 01/15/2013	2,000	2,130
7.450% due 07/15/2017	3,000	3,367
8.375% due 07/15/2015	13,000	14,950
Masco Corp.
5.850% due 03/15/2017	8,000	7,840
5.875% due 07/15/2012	3,000	3,114
New York Times Co.
5.000% due 03/15/2015	6,000	5,913

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Noble Group Ltd.
4.875% due 08/05/2015	$12,000	$12,442
6.750% due 01/29/2020	1,000	1,081
Office Depot, Inc.
6.250% due 08/15/2013	10,000	9,925
Ohio National Financial Services, Inc.
6.375% due 04/30/2020	3,000	3,264
Petroleos Mexicanos
4.875% due 03/15/2015	600	650
5.500% due 01/21/2021	29,600	31,672
Rexam PLC
6.750% due 06/01/2013	13,600	14,761
Reynolds American, Inc.
0.992% due 06/15/2011	1,500	1,502
7.250% due 06/01/2012	15,000	16,228
Rohm and Haas Co.
5.600% due 03/15/2013	7,000	7,548
RPM International, Inc.
6.500% due 02/15/2018	8,550	9,608
RR Donnelley & Sons Co.
4.950% due 04/01/2014	10,000	10,387
11.250% due 02/01/2019	5,500	6,937
Seagate Technology HDD Holdings
6.375% due 10/01/2011	7,500	7,762
Sealed Air Corp.
5.625% due 07/15/2013	10,000	10,682
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	3,000	3,206
Tate & Lyle International Finance PLC
6.625% due 06/15/2016	3,500	3,949
Trane U.S., Inc.
5.500% due 04/01/2015	6,000	6,767
Transocean, Inc.
4.950% due 11/15/2015	28,900	30,096
Tyco Electronics Group S.A.
6.550% due 10/01/2017	4,000	4,685
WM Wrigley Jr. Co.
1.664% due 06/28/2011	17,400	17,411

		388,566

UTILITIES 0.4%
BP Capital Markets PLC
0.422% due 04/11/2011	2,900	2,891
1.550% due 08/11/2011 (g)	1,500	1,505
3.625% due 05/08/2014	350	363
4.750% due 03/10/2019	3,290	3,446
British Telecommunications PLC
9.375% due 12/15/2010	20,500	20,825
CenturyLink, Inc.
6.000% due 04/01/2017	10,803	11,338

See Accompanying Notes	Semiannual Report	September 30, 2010	11

Schedule of Investments PIMCO Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EI Paso Performance-Linked Trust
7.750% due 07/15/2011	$1,200	$1,248
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	400	449
NRG Energy, Inc.
8.250% due 09/01/2020	10,100	10,466
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,450	2,505
Qwest Corp.
8.875% due 03/15/2012	300	330
Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014	420	468
Sprint Capital Corp.
7.625% due 01/30/2011	13,320	13,570

		69,404

Total Corporate Bonds & Notes (Cost $1,945,074)		2,018,520

CONVERTIBLE BONDS & NOTES 0.1%

BANKING & FINANCE 0.0%
Boston Properties LP
2.875% due 02/15/2037	3,600	3,654
National City Corp.
4.000% due 02/01/2011	550	558
ProLogis
2.250% due 04/01/2037	2,500	2,431

		6,643

INDUSTRIALS 0.1%
Amgen, Inc.
0.125% due 02/01/2011	11,000	11,014
Host Hotels & Resorts LP
2.625% due 04/15/2027	4,000	3,920
Medtronic, Inc.
1.500% due 04/15/2011	4,400	4,427

		19,361

Total Convertible Bonds & Notes (Cost $25,748)		26,004

MUNICIPAL BONDS & NOTES 0.5%

CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	4,100	3,229
5.125% due 06/01/2047	700	479
5.750% due 06/01/2047	6,400	4,850
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039	6,700	7,277

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
University of California Revenue Bonds, Series 2010
5.946% due 05/15/2045	$4,600	$4,672
6.296% due 05/15/2050	4,350	4,362

		24,869

DISTRICT OF COLUMBIA 0.0%
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024	6,315	6,399

ILLINOIS 0.0%
Will County, Illinois Community Unit School District No. 201-Crete-Monee General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
0.000% due 11/01/2022	9,990	5,852

NEVADA 0.1%
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2009
7.013% due 06/01/2039	13,000	15,064

NEW YORK 0.1%
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.770% due 03/15/2039	12,000	12,729

OHIO 0.1%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	200	153
5.875% due 06/01/2047	10,200	7,477
6.000% due 06/01/2042	8,900	6,762

		14,392

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	31,600	2,103

RHODE ISLAND 0.0%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	1,615	1,635
6.125% due 06/01/2032	740	737

		2,372

TEXAS 0.0%
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,494

12	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.1%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	$12,525	$9,729

Total Municipal Bonds & Notes (Cost $98,949)		96,003

U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
0.316% due 07/25/2037	2,924	2,932
0.386% due 03/25/2036	1,384	1,285
0.396% due 04/25/2035	80	79
0.456% due 10/27/2037	13,500	13,479
0.606% due 07/25/2021 - 05/25/2042	753	753
0.696% due 05/25/2036	361	362
0.701% due 02/25/2037	10,159	10,145
1.586% due 06/01/2043 - 10/01/2044	3,243	3,224
1.668% due 04/01/2032	120	124
1.738% due 04/01/2027	118	122
2.263% due 04/01/2033	712	745
2.709% due 05/25/2035	88	94
2.789% due 05/01/2035	554	582
3.116% due 04/01/2035	508	533
3.400% due 02/01/2032	7	8
3.551% due 02/01/2034	50	52
3.715% due 11/01/2033	43	44
3.892% due 10/01/2033	11	11
4.655% due 12/01/2036	308	321
4.868% due 09/01/2034	276	287
5.000% due 06/25/2027	407	408
5.061% due 09/01/2034	155	163
5.460% due 05/01/2036	209	220
5.950% due 02/25/2044	21	23
6.500% due 06/25/2028	90	102
Federal Housing Administration
7.430% due 12/01/2020	60	60
Freddie Mac
0.296% due 12/25/2036	1,950	1,939
0.516% due 08/25/2031	494	460
0.527% due 01/15/2037	176	176
0.536% due 09/25/2031	1,249	1,183
0.607% due 12/15/2030	2,337	2,338
1.586% due 10/25/2044 - 02/25/2045	8,128	8,393
1.786% due 07/25/2044	470	472
2.712% due 01/01/2034	510	533
2.828% due 06/01/2033	520	545
3.345% due 01/01/2034	848	890
4.500% due 07/15/2020	2,000	2,229
5.250% due 08/15/2011	651	662
6.320% due 09/01/2036	348	368

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.481% due 10/01/2036	$472	$501
6.500% due 01/25/2028	47	51
6.646% due 07/01/2036	408	434
7.000% due 10/15/2030	161	178
Ginnie Mae
0.657% due 06/16/2031 - 03/16/2032	107	107
2.750% due 12/20/2035	1,457	1,500
3.625% due 07/20/2035	62	64
Small Business Administration
5.490% due 03/01/2028	6,232	6,939
5.902% due 02/10/2018	4,611	5,182

Total U.S. Government Agencies (Cost $68,674)		71,302

U.S. TREASURY OBLIGATIONS 95.4%
Treasury Inflation Protected Securities (d)
0.500% due 04/15/2015	101	104
0.625% due 04/15/2013	159,975	164,424
1.250% due 04/15/2014	283,904	298,986
1.250% due 07/15/2020	626,880	658,861
1.375% due 07/15/2018	108,461	116,265
1.375% due 01/15/2020	443,511	472,236
1.625% due 01/15/2015	213,478	228,372
1.625% due 01/15/2018	3,746	4,071
1.750% due 01/15/2028	85,926	91,101
1.875% due 07/15/2013 (f)(g)	1,076,663	1,145,216
1.875% due 07/15/2015 (f)(h)	954,249	1,038,565
1.875% due 07/15/2019	426,270	473,359
2.000% due 04/15/2012	344,329	356,569
2.000% due 01/15/2014 (f)(g)	1,218,470	1,308,142
2.000% due 07/15/2014	613,283	664,022
2.000% due 01/15/2016 (f)	860,391	944,347
2.000% due 01/15/2026	721,614	793,662
2.125% due 01/15/2019	334,293	377,021
2.125% due 02/15/2040	320,650	358,151
2.375% due 04/15/2011	114,866	116,347
2.375% due 01/15/2017	258,081	291,349
2.375% due 01/15/2025 (f)(g)(h)	1,330,460	1,529,822
2.375% due 01/15/2027	340,548	393,094
2.500% due 07/15/2016	945,016	1,071,855
2.500% due 01/15/2029	434,742	512,996
2.625% due 07/15/2017	853,492	985,717
3.000% due 07/15/2012	237,138	252,015
3.375% due 01/15/2012	51,869	54,349
3.375% due 04/15/2032 (h)	79,245	106,980
3.500% due 01/15/2011	243	245
3.625% due 04/15/2028	1,151,956	1,540,831
3.875% due 04/15/2029 (g)	1,082,035	1,504,366

See Accompanying Notes	Semiannual Report	September 30, 2010	13

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Notes
0.375% due 08/31/2012 (f)		$6,210	$6,206
0.625% due 06/30/2012		200	201
3.625% due 08/15/2019		37,000	40,700

Total U.S. Treasury Obligations (Cost $17,129,455)			17,900,547

MORTGAGE-BACKED SECURITIES 3.5%
American Home Mortgage Assets
0.446% due 05/25/2046		1,239	668
0.446% due 09/25/2046		1,025	548
0.466% due 10/25/2046		18,007	9,211
Arkle Master Issuer PLC
1.519% due 05/17/2060		54,000	53,854
Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	9,500	12,933
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		$530	556
5.837% due 06/10/2049		10,000	10,339
5.928% due 05/10/2045		12,525	13,757
5.934% due 02/10/2051		10,000	10,773
Banc of America Funding Corp.
4.000% due 02/20/2036		28,461	26,538
5.753% due 10/25/2036		834	582
5.837% due 01/25/2037		669	412
5.888% due 04/25/2037		491	391
5.939% due 01/20/2047		1,127	834
Banc of America Large Loan, Inc.
0.767% due 08/15/2029		540	497
Banc of America Mortgage Securities, Inc.
2.942% due 07/25/2035		3,674	3,309
BCAP LLC Trust
0.426% due 01/25/2037		5,111	2,902
Bear Stearns Adjustable Rate Mortgage Trust
2.300% due 08/25/2035		5,366	5,153
2.560% due 08/25/2035		7,881	7,476
2.760% due 03/25/2035		17,944	17,145
2.934% due 03/25/2035		5,419	5,207
3.349% due 01/25/2034		2,127	2,045
3.350% due 02/25/2034		268	229
3.458% due 01/25/2035		4,723	4,575
3.550% due 01/25/2034		922	920
3.590% due 11/25/2030		318	320
5.347% due 05/25/2047		4,917	3,782
5.699% due 02/25/2036		964	695
Bear Stearns Alt-A Trust
2.848% due 05/25/2035		169	138
2.984% due 09/25/2035		244	185
3.016% due 08/25/2036 (a)		877	451

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.805% due 08/25/2036	$879	$227
5.316% due 11/25/2036	2,670	1,652
Bear Stearns Mortgage Funding Trust
0.326% due 02/25/2037	35	35
Chase Mortgage Finance Corp.
3.154% due 02/25/2037	381	374
3.186% due 02/25/2037	465	432
Chaseflex Trust
0.756% due 06/25/2035	956	694
Citigroup Commercial Mortgage Trust
5.887% due 12/10/2049	3,299	3,538
Citigroup Mortgage Loan Trust, Inc.
2.210% due 08/25/2035	1,873	1,771
2.510% due 08/25/2035	6,377	6,012
2.560% due 08/25/2035	6,340	5,920
2.650% due 10/25/2035	2,398	2,032
2.650% due 12/25/2035	1,610	1,463
3.074% due 03/25/2034	660	665
5.567% due 07/25/2046	4,569	3,185
5.864% due 09/25/2037	1,529	1,121
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	6,400	6,929
Citimortgage Alternative Loan Trust
5.500% due 07/25/2036	6,172	5,793
Countrywide Alternative Loan Trust
0.426% due 01/25/2037	1,474	812
0.437% due 02/20/2047	207	117
0.452% due 12/20/2046	12,621	6,267
0.467% due 07/20/2046	16,590	7,657
0.956% due 10/25/2035	766	579
1.370% due 12/25/2035	4,172	2,587
5.773% due 02/25/2037	13,067	9,415
6.000% due 01/25/2037	7,539	5,302
6.000% due 02/25/2037	249	182
Countrywide Home Loan Mortgage Pass-Through Trust
0.546% due 04/25/2035	1,022	654
0.596% due 06/25/2035	8,479	7,237
2.769% due 01/20/2035	513	419
5.114% due 02/25/2047	1,059	644
5.223% due 04/25/2035	3,733	3,337
5.230% due 01/20/2035	578	567
5.242% due 03/25/2037	1,021	635
5.416% due 02/20/2036	573	397
5.500% due 11/25/2035	1,722	1,618
5.500% due 04/25/2038	3,481	3,260
5.508% due 04/20/2036	1,027	759
Credit Suisse First Boston Mortgage Securities Corp.
2.751% due 04/25/2034	520	503
Credit Suisse Mortgage Capital Certificates
0.327% due 02/15/2022	1,677	1,554

14	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.357% due 10/15/2021		$977	$929
5.467% due 09/15/2039		400	422
5.579% due 04/25/2037		768	411
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		467	303
Deutsche ALT-A Securities, Inc.
5.386% due 10/25/2035		732	569
EMF-NL
1.596% due 04/17/2041	EUR	1,417	1,815
1.646% due 04/17/2041		7,500	7,924
1.696% due 04/17/2041		1,000	891
First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037		$800	568
First Horizon Asset Securities, Inc.
2.923% due 08/25/2035		465	449
First Republic Mortgage Loan Trust
0.557% due 08/15/2032		110	102
First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035		4,778	4,826
GE Capital Commercial Mortgage Corp.
4.706% due 05/10/2043		476	476
4.970% due 08/11/2036		1,530	1,581
GMAC Commercial Mortgage Securities, Inc.
5.238% due 11/10/2045		600	647
Gracechurch Mortgage Financing PLC
0.425% due 11/20/2056		1,235	1,214
0.445% due 11/20/2056		3,900	3,808
Granite Master Issuer PLC
0.297% due 12/20/2054		15,851	14,805
0.347% due 12/20/2054		3,213	3,001
Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046		1,388	1,267
0.336% due 01/25/2047		230	216
0.526% due 11/25/2045		18	11
Greenwich Capital Commercial Funding Corp.
0.398% due 11/05/2021		1,700	1,550
5.444% due 03/10/2039		1,200	1,267
GS Mortgage Securities Corp. II
6.624% due 05/03/2018		297	304
GSR Mortgage Loan Trust
2.923% due 09/25/2035		22,777	21,846
5.196% due 11/25/2035		581	567
Harborview Mortgage Loan Trust
0.448% due 07/21/2036		2,385	1,373
0.497% due 03/19/2036		2,235	1,305
0.507% due 01/19/2036		4,316	2,677
0.597% due 06/20/2035		775	657
2.915% due 04/19/2034		565	472
Homebanc Mortgage Trust
5.776% due 04/25/2037		1,600	969

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Impac CMB Trust
1.156% due 10/25/2033	$1,232	$1,062
Indymac INDA Mortgage Loan Trust
5.679% due 08/25/2036	1,500	1,106
Indymac INDB Mortgage Loan Trust
0.556% due 11/25/2035	515	240
Indymac Index Mortgage Loan Trust
0.456% due 06/25/2047	5,121	2,921
0.556% due 06/25/2037	928	357
2.767% due 12/25/2034	312	235
5.000% due 08/25/2035	1,266	905
5.090% due 09/25/2035	686	205
5.111% due 01/25/2036	637	499
5.190% due 10/25/2035	573	442
5.428% due 06/25/2036	1,096	849
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	13,300	13,855
5.794% due 02/12/2051	1,210	1,304
5.932% due 02/12/2049	11,100	12,185
JPMorgan Mortgage Trust
2.971% due 07/25/2035	836	783
3.012% due 07/25/2035	487	462
4.815% due 12/25/2034	127	128
4.861% due 04/25/2035	418	399
5.339% due 08/25/2035	1,400	1,418
5.409% due 11/25/2035	2,075	2,013
5.412% due 10/25/2035	463	396
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039	7,069	7,701
5.424% due 02/15/2040	5,610	5,920
5.866% due 09/15/2045	14,500	15,366
Luminent Mortgage Trust
0.436% due 12/25/2036	3,314	1,915
MASTR Adjustable Rate Mortgages Trust
0.466% due 04/25/2046	4,605	2,545
2.375% due 12/25/2033	1,029	924
3.605% due 12/25/2033	268	234
MASTR Alternative Loans Trust
0.656% due 03/25/2036	1,748	575
Mellon Residential Funding Corp.
0.607% due 11/15/2031	632	601
0.687% due 08/15/2032	488	462
0.697% due 12/15/2030	848	801
0.737% due 06/15/2030	438	428
2.610% due 10/20/2029	202	190
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	3,337	3,502
Merrill Lynch Floating Trust
0.327% due 06/15/2022	1,599	1,533

See Accompanying Notes	Semiannual Report	September 30, 2010	15

Schedule of Investments PIMCO Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	$637	$497
2.852% due 02/25/2034	237	229
5.430% due 12/25/2035	903	836
Merrill Lynch Mortgage Trust
5.838% due 05/12/2039	15,125	16,528
MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	2,730	2,415
0.784% due 11/25/2029	122	107
0.784% due 03/25/2030	174	158
1.259% due 10/25/2035	378	325
2.009% due 10/25/2035	5,919	5,411
2.279% due 12/25/2034	2,412	2,308
4.250% due 10/25/2035	1,892	1,624
Morgan Stanley Capital I
6.075% due 06/11/2049	2,960	3,171
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	586	407
Morgan Stanley Re-REMIC Trust
6.002% due 08/12/2045	5,000	5,478
New York Mortgage Trust, Inc.
5.462% due 05/25/2036	1,000	790
Nomura Asset Acceptance Corp.
5.368% due 02/25/2036	540	324
5.820% due 03/25/2047	1,165	951
6.138% due 03/25/2047	1,079	889
OBP Depositor LLC Trust
4.646% due 07/15/2045	14,500	15,709
Provident Funding Mortgage Loan Trust
2.770% due 08/25/2033	176	167
2.820% due 04/25/2034	120	119
RBSCF Trust
5.305% due 01/16/2049	7,200	7,458
Residential Accredit Loans, Inc.
0.436% due 06/25/2046	20,177	8,068
0.536% due 12/25/2045	3,220	1,881
1.730% due 09/25/2045	335	202
5.676% due 09/25/2035	958	689
Residential Asset Securitization Trust
0.656% due 01/25/2046	181	87
0.706% due 12/25/2036	2,601	1,031
5.000% due 08/25/2019	978	973
5.500% due 06/25/2033	1,533	1,588
6.250% due 10/25/2036	3,436	2,063
Salomon Brothers Mortgage Securities VII, Inc.
6.500% due 09/25/2033	2,744	2,798
Sequoia Mortgage Trust
0.607% due 10/19/2026	200	172
0.637% due 10/20/2027	317	287
0.657% due 10/20/2027	415	394
1.157% due 12/20/2032	440	401

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
1.752% due 01/25/2035	$14	$8
2.695% due 08/25/2035	388	317
5.197% due 09/25/2036	1,500	843
5.211% due 05/25/2036	1,500	1,078
5.285% due 11/25/2035	658	487
6.000% due 10/25/2037	926	448
Structured Asset Mortgage Investments, Inc.
0.356% due 09/25/2047	232	231
0.376% due 08/25/2036	11,977	7,021
0.386% due 03/25/2037	422	245
0.446% due 07/25/2046	11,422	6,930
0.466% due 04/25/2036	2,352	1,340
0.466% due 05/25/2046	8,529	4,631
0.507% due 07/19/2035	1,200	960
0.566% due 12/25/2035	746	439
0.587% due 10/19/2034	13	12
0.607% due 03/19/2034	784	705
0.917% due 09/19/2032	771	678
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	1,262	742
Thornburg Mortgage Securities Trust
0.356% due 03/25/2037	563	548
0.366% due 11/25/2046	285	278
0.376% due 10/25/2046	45	44
Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/2020	10,944	9,628
0.347% due 09/15/2021	2,045	1,900
5.418% due 01/15/2045	1,230	1,329
WaMu Mortgage Pass-Through Certificates
0.516% due 11/25/2045	8,670	7,111
0.546% due 07/25/2045	82	66
0.546% due 10/25/2045	1,607	1,309
0.596% due 01/25/2045	3,454	2,532
0.712% due 10/25/2044	1,136	889
0.796% due 12/25/2027	545	491
1.070% due 03/25/2047	15,157	9,502
1.140% due 05/25/2047	1,833	1,179
1.190% due 12/25/2046	6,868	4,164
1.370% due 02/25/2046	1,261	942
1.570% due 11/25/2042	3	3
1.770% due 06/25/2042	381	311
2.384% due 03/25/2033	124	119
2.700% due 06/25/2033	232	223
2.724% due 03/25/2035	499	472
2.771% due 09/25/2035	1,755	1,627
2.785% due 08/25/2035	1,663	1,651
2.786% due 03/25/2034	417	400
3.003% due 02/27/2034	2,344	2,335
3.253% due 07/25/2046	55	39
5.014% due 12/25/2035	837	795
5.168% due 01/25/2037	4,775	3,708
5.178% due 03/25/2037	14,691	12,499

16	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.344% due 04/25/2037	$3,257	$2,452
5.432% due 12/25/2036	2,951	2,232
5.503% due 02/25/2037	8,774	6,504
5.561% due 05/25/2037	7,577	6,038
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.340% due 05/25/2046	3,479	1,949
Wells Fargo Mortgage-Backed Securities Trust
2.896% due 01/25/2035	1,532	1,398
2.904% due 03/25/2035	1,781	1,699
2.934% due 04/25/2036	2,119	2,022
5.078% due 03/25/2036	1,545	1,492
6.000% due 07/25/2036	2,000	1,892
6.000% due 08/25/2036	4,500	4,228

Total Mortgage-Backed Securities (Cost $654,416)		668,103

ASSET-BACKED SECURITIES 2.9%
Ally Auto Receivables Trust
1.320% due 03/15/2012	431	432
AMMC CDO
0.526% due 08/08/2017	15,800	15,110
0.542% due 05/03/2018	2,600	2,473
ARES CLO Funds
0.520% due 03/12/2018	20,776	19,776
Asset-Backed Funding Certificates
0.606% due 06/25/2034	1,967	1,529
BA Credit Card Trust
0.277% due 03/15/2014	1,575	1,572
0.837% due 04/15/2013	2,092	2,093
Babson CLO Ltd.
0.661% due 11/10/2019	9,188	8,504
Bank of America Auto Trust
1.160% due 02/15/2012	7,406	7,412
Bear Stearns Asset-Backed Securities Trust
0.366% due 11/25/2036	1,131	757
0.586% due 01/25/2036	156	155
1.256% due 10/25/2037	1,634	1,269
1.506% due 08/25/2037	3,161	2,186
Carrington Mortgage Loan Trust
0.306% due 01/25/2037	500	477
0.576% due 10/25/2035	184	176
Chase Issuance Trust
0.277% due 03/15/2013	10,400	10,398
0.297% due 02/15/2013	250	250
1.792% due 09/15/2015	14,000	14,531
Clearwater Funding CBO
1.133% due 07/15/2013	509	492
Countrywide Asset-Backed Certificates
0.306% due 06/25/2047	194	190

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Denver Arena Trust
6.940% due 11/15/2019		$514	$470
Dryden Leveraged Loan CDO 2002-II
1.368% due 08/08/2022	EUR	8,500	10,332
Endurance CLO I Ltd.
0.826% due 02/15/2014		$1,248	1,199
Equity One ABS, Inc.
0.556% due 04/25/2034		159	109
First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036		144	142
Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	15,000	14,578
Ford Credit Auto Owner Trust
1.210% due 01/15/2012		$322	322
1.677% due 06/15/2012		73,593	73,916
HSI Asset Securitization Corp. Trust
0.306% due 12/25/2036		162	153
Indymac Residential Asset-Backed Trust
0.386% due 04/25/2047		786	775
JPMorgan Mortgage Acquisition Corp.
0.306% due 10/25/2036		444	429
0.336% due 03/25/2037		730	690
Long Beach Mortgage Loan Trust
0.716% due 04/25/2035		498	489
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	11,167	15,268
MASTR Asset-Backed Securities Trust
0.316% due 11/25/2036		$34	34
MBNA Credit Card Master Note Trust
0.507% due 12/16/2013		2,000	2,001
Merrill Lynch Mortgage Investors, Inc.
0.336% due 09/25/2037		168	50
0.376% due 02/25/2037		299	208
Morgan Stanley ABS Capital I
1.056% due 07/25/2037		973	891
Morgan Stanley Home Equity Loan Trust
0.726% due 12/25/2034		1,400	1,295
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037		739	557
6.000% due 07/25/2047		488	367
Navigare Funding CLO Ltd.
0.605% due 05/20/2019		6,500	6,061
NYLIM Flatiron CLO Ltd.
0.851% due 10/20/2016		1,467	1,411
Park Place Securities, Inc.
0.569% due 10/25/2034		141	138
0.956% due 12/25/2034		656	647
Popular ABS Mortgage Pass-Through Trust
0.346% due 06/25/2047		37	32

See Accompanying Notes	Semiannual Report	September 30, 2010	17

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Renaissance Home Equity Loan Trust
0.756% due 12/25/2033		$1,263	$1,062
Residential Asset Securities Corp.
0.326% due 02/25/2037		202	197
SACO I, Inc.
0.316% due 05/25/2036		892	705
Securitized Asset-Backed Receivables LLC Trust
0.386% due 05/25/2037		1,584	1,208
SLM Student Loan Trust
0.578% due 04/26/2021		442	441
0.628% due 04/25/2017		1,522	1,521
1.907% due 12/15/2017		9,046	9,052
1.998% due 04/25/2023		280,255	290,371
Specialty Underwriting & Residential Finance
0.316% due 01/25/2038		221	198
Structured Asset Securities Corp.
0.306% due 10/25/2036		59	59
0.546% due 01/25/2033		10	9
1.756% due 04/25/2035		612	457
USAA Auto Owner Trust
4.160% due 04/16/2012		149	149
WaMu Asset-Backed Certificates
0.306% due 01/25/2037		260	238
Wells Fargo Home Equity Trust
0.506% due 12/25/2035		92	92
Wood Street CLO BV
1.388% due 03/29/2021	EUR	6,502	7,977

Total Asset-Backed Securities (Cost $524,933)			536,082

SOVEREIGN ISSUES 2.5%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	74,400	79,471
4.000% due 08/20/2015		31,500	51,363
4.000% due 08/20/2020		52,700	84,373
Brazil Government International Bond
10.250% due 01/10/2028	BRL	2,750	1,823
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		62,979	36,533
10.000% due 01/01/2017		8,500	4,644
Canada Government Bond
1.500% due 12/01/2044 (d)	CAD	13,133	14,053
3.000% due 12/01/2036 (d)		7,937	10,827
Canada Government CPI Linked Bond
4.250% due 12/01/2021		17,852	23,542
Canada Housing Trust No. 1
2.450% due 12/15/2015		53,500	52,500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Export-Import Bank of Korea
0.754% due 10/04/2011		$17,150	$17,170
4.125% due 09/09/2015		3,100	3,264
5.125% due 06/29/2020		3,300	3,567
8.125% due 01/21/2014		500	588
Korea Development Bank
4.375% due 08/10/2015		600	637
New South Wales Treasury Corp.
2.750% due 11/20/2025 (d)	AUD	64,800	65,054
Qatar Government International Bond
5.250% due 01/20/2020		$20,000	22,100
6.400% due 01/20/2040		11,100	13,264

Total Sovereign Issues (Cost $443,456)			484,773

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
American International Group, Inc.
8.500% due 08/01/2011		157,000	1,349
Wells Fargo & Co.
7.500% due 12/31/2049		8,900	8,953

Total Convertible Preferred Securities (Cost $20,675)			10,302

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Citigroup Capital XIII
7.875% due 10/30/2040 (b)		80,000	2,000

Total Preferred Securities (Cost $2,000)			2,000

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.1%
JPMorgan Chase Bank N.A.
0.260% due 10/01/2010		$16,000	16,000

(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $16,324. Repurchase proceeds are $16,000.)

18	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
0.086% due 10/07/2010 - 10/21/2010 (c)(f)	$4,020	$4,020

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.0%
	16,375	164

Total Short-Term Instruments (Cost $20,184)		20,184

Total Investments 116.4% (Cost $20,948,941)		$21,849,086

Written Options (j) (0.3%) (Premiums $43,243)		(61,389)

Other Assets and Liabilities (Net) (16.1%)		(3,019,755)

Net Assets 100.0%		$18,767,942

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $70,481 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $618,575 at a weighted average interest rate of 0.310%. On September 30, 2010, securities valued at $1,043,515 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $5,024 and cash of $8 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	306	$(41)
90-Day Eurodollar December Futures	Long	12/2010	1,806	433
90-Day Eurodollar March Futures	Long	03/2011	2,257	2,258
90-Day Eurodollar March Futures	Long	03/2012	1,872	769

				$3,419

See Accompanying Notes	Semiannual Report	September 30, 2010	19

Schedule of Investments PIMCO Real Return Fund (Cont.)

(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp.	GSC	(5.000%	)	03/20/2013	6.644%	$	13,500	$605	$1,454	$(849)
American General Finance Corp.	RBS	(1.820%	)	12/20/2017	8.358%		5,000	1,253	0	1,253
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.566%		5,000	(88)	0	(88)
Cardinal Health, Inc.	DUB	(0.740%	)	06/20/2017	0.672%		6,195	(28)	0	(28)
CenturyLink, Inc.	BCLY	(1.850%	)	06/20/2017	2.353%		10,803	312	0	312
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.731%		10,000	550	0	550
DISH DBS Corp.	BCLY	(3.100%	)	12/20/2011	1.217%		1,000	(24)	0	(24)
DISH DBS Corp.	DUB	(1.000%	)	12/20/2013	2.457%		3,800	169	207	(38)
DISH DBS Corp.	GSC	(3.200%	)	12/20/2011	1.217%		1,000	(25)	0	(25)
HCP, Inc.	JPM	(2.830%	)	09/20/2016	1.886%		2,000	(103)	0	(103)
HCP, Inc.	MSC	(2.260%	)	03/20/2018	1.937%		5,000	(107)	0	(107)
Host Hotels & Resorts LP	DUB	(1.000%	)	06/20/2012	1.741%		4,000	49	85	(36)
International Lease Finance Corp.	BNP	(1.600%	)	12/20/2013	4.325%		2,500	195	0	195
International Lease Finance Corp.	BOA	(5.000%	)	09/20/2013	4.141%		400	(10)	(13)	3
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	4.325%		4,100	320	0	320
International Lease Finance Corp.	JPM	(1.530%	)	12/20/2013	4.325%		3,900	312	0	312
JC Penney Corp., Inc.	BCLY	(1.000%	)	09/20/2012	1.385%		1,200	9	4	5
Jones Apparel Group, Inc.	DUB	(1.000%	)	12/20/2014	1.808%		10,000	319	320	(1)
Lennar Corp.	BNP	(5.000%	)	09/20/2014	3.815%		1,500	(66)	(50)	(16)
Limited Brands, Inc.	BCLY	(4.910%	)	09/20/2017	2.302%		1,200	(191)	0	(191)
Limited Brands, Inc.	MSC	(3.113%	)	09/20/2017	2.302%		2,000	(100)	0	(100)
Macy's Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	1.226%		2,000	(60)	0	(60)
Macy's Retail Holdings, Inc.	DUB	(6.950%	)	09/20/2015	1.786%		3,000	(725)	0	(725)
Macy's Retail Holdings, Inc.	DUB	(2.100%	)	09/20/2017	2.065%		1,000	(3)	0	(3)
Macy's Retail Holdings, Inc.	DUB	(2.110%	)	09/20/2017	2.004%		2,000	(14)	0	(14)
Macy's Retail Holdings, Inc.	JPM	(2.000%	)	03/20/2012	0.949%		3,000	(48)	0	(48)
Macy's Retail Holdings, Inc.	MSC	(2.470%	)	09/20/2015	1.827%		10,000	(306)	0	(306)
Masco Corp.	BCLY	(1.000%	)	09/20/2012	1.846%		3,000	48	68	(20)
Masco Corp.	CITI	(1.920%	)	03/20/2017	3.059%		8,000	494	0	494
New York Times Co.	BCLY	(1.000%	)	03/20/2015	2.449%		1,000	60	58	2
New York Times Co.	DUB	(5.000%	)	03/20/2015	2.449%		5,000	(536)	(448)	(88)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	4.523%		10,000	(145)	96	(241)
Pearson Dollar Finance PLC	CITI	(0.570%	)	06/20/2013	0.360%		1,500	(9)	0	(9)
Pearson Dollar Finance PLC	CITI	(0.690%	)	06/20/2018	0.638%		3,500	(14)	0	(14)
Pearson Dollar Finance PLC	DUB	(0.720%	)	06/20/2018	0.638%		11,000	(67)	0	(67)
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.360%		1,500	(22)	0	(22)
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.638%		3,500	(101)	0	(101)
ProLogis	CITI	(1.000%	)	06/20/2012	2.536%		2,500	64	53	11
Rexam PLC	BCLY	(1.450%	)	06/20/2013	1.035%		10,600	(123)	0	(123)
Rexam PLC	CITI	(1.450%	)	06/20/2013	1.035%		3,000	(35)	0	(35)
Reynolds American, Inc.	BCLY	(1.100%	)	06/20/2012	0.702%		12,500	(90)	0	(90)
Rohm and Haas Co.	DUB	(0.470%	)	03/20/2013	0.391%		7,000	(15)	0	(15)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	2.567%		1,000	(19)	(2)	(17)
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	1.591%		8,550	314	0	314
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	3.088%		1,500	(43)	(75)	32
RR Donnelley & Sons Co.	DUB	(1.000%	)	03/20/2019	2.989%		4,000	534	340	194

20	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
RR Donnelley & Sons Co.	MSC	(1.000%	)	06/20/2014	2.242%	$	10,000	$435	$669	$(234)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	1.338%		10,000	85	0	85
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	1.068%		3,000	(98)	0	(98)
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.295%		3,500	26	0	26
Trane U.S., Inc.	BOA	(0.660%	)	06/20/2015	0.364%		6,000	(84)	0	(84)
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	0.982%		4,000	7	0	7

								$2,861	$2,766	$95

Credit Default Swaps on Corporate Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	DUB	1.992%	03/20/2013	1.637%	$	10,000	$92	$0	$92
BP Capital Markets PLC	BNP	1.000%	09/20/2011	0.641%		200	1	(14)	15
BP Capital Markets PLC	CITI	5.000%	06/20/2015	1.604%		250	38	5	33
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%		2,200	97	(57)	154
BP Capital Markets PLC	GSC	5.000%	09/20/2015	1.650%		400	63	7	56
BP Capital Markets PLC	HSBC	1.000%	09/20/2011	0.641%		300	1	(22)	23
BP Capital Markets PLC	JPM	5.000%	09/20/2011	0.641%		200	9	(5)	14
Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.099%		19,600	(83)	(219)	136
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.408%		21,000	(710)	(626)	(84)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.099%		28,200	(119)	(302)	183
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.099%		7,800	(33)	(89)	56
Brazil Government International Bond	RBS	1.000%	06/20/2015	1.099%		21,800	(92)	(310)	218
France Government Bond	BOA	0.250%	12/20/2015	0.796%		9,500	(259)	(260)	1
France Government Bond	CITI	0.250%	06/20/2015	0.761%		27,200	(632)	(614)	(18)
France Government Bond	DUB	0.250%	06/20/2015	0.761%		21,600	(502)	(708)	206
France Government Bond	JPM	0.250%	06/20/2015	0.761%		17,700	(412)	(625)	213
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.112%		20,200	(4)	(166)	162
General Electric Capital Corp.	MSC	1.000%	03/20/2011	1.112%		34,700	(8)	(286)	278
JPMorgan Chase & Co.	HSBC	1.000%	09/20/2011	0.341%		2,700	18	12	6
JPMorgan Chase & Co.	UBS	1.000%	09/20/2011	0.341%		2,300	16	10	6
MetLife, Inc.	BOA	1.000%	09/20/2013	1.752%		1,900	(41)	(92)	51
MetLife, Inc.	SOG	1.000%	09/20/2013	1.752%		12,900	(276)	(603)	327
Morgan Stanley	BOA	1.000%	03/20/2011	1.031%		4,000	1	(4)	5
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		10,500	(46)	(112)	66
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	1.240%		1,000	(4)	(6)	2
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	1.264%		1,000	(6)	(6)	0
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.581%		200	(1)	(3)	2

See Accompanying Notes	Semiannual Report	September 30, 2010	21

Schedule of Investments PIMCO Real Return Fund (Cont.)

Credit Default Swaps on Corporate Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Republic of Italy Government Bond	CITI	1.000%	06/20/2011	1.581%	$	2,900	$(11)	$(36)	$25
Republic of Italy Government Bond	DUB	1.000%	06/20/2015	1.937%		8,400	(340)	(202)	(138)
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.937%		8,100	(328)	(193)	(135)
SLM Corp.	BOA	5.000%	12/20/2010	2.664%		500	3	(51)	54
United Kingdom Gilt	BNP	1.000%	06/20/2015	0.610%		7,500	136	68	68
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.610%		19,000	345	221	124
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%		20,500	373	144	229
United Kingdom Gilt	GSC	1.000%	06/20/2015	0.610%		5,600	102	62	40
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.610%		12,300	224	129	95
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.610%		23,000	418	221	197

							$(1,970)	$(4,732)	$2,762

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	52,200	$2,343	$(115)	$2,458
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		8,800	403	(2)	405
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		33,900	1,422	0	1,422
Pay	1-Month EUR-FRCPXTOB Index	2.100%	03/13/2011	DUB		4,800	224	0	224
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		29,100	1,368	0	1,368
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		21,700	1,128	0	1,128

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Interest Rate Swaps (Cont.)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP	EUR	65,300	$2,423	$0	$2,423
Pay	1-Month GBP-United Kingdom RPI Index	3.440%	09/14/2012	RBS	GBP	34,100	87	0	87
Pay	1-Month GBP-United Kingdom RPI Index	3.450%	09/15/2012	DUB		10,800	25	0	25
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	47,600	(925)	(347)	(578)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		190,500	(1,577)	(38)	(1,539)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		48,700	329	99	230
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		10,100	66	21	45
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		30,400	318	116	202
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		75,000	(90)	(2)	(88)
Pay	1-Year BRL-CDI	11.290%	01/02/2012	MSC		62,800	(55)	(67)	12
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		99,900	924	295	629
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		147,700	2,387	1,187	1,200
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		191,300	911	(116)	1,027
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		29,700	506	264	242
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		231,000	6,762	(792)	7,554
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		4,500	262	30	232
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		55,200	3,215	237	2,978
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		74,500	418	(349)	767
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		309,900	1,874	186	1,688
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		104,100	629	145	484
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		90,300	627	0	627
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		90,900	756	(231)	987
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		141,000	1,567	574	993

							$28,327	$1,095	$27,232

(j)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price		Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar December Futures	$	99.500	12/13/2010	541	$168	$237
Put - CME 90-Day Eurodollar December Futures		99.500	12/13/2010	541	133	43

					$301	$280

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	$	17,100	$150	$92
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		56,800	386	16
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		12,700	42	744
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		12,700	91	0
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		128,800	277	283

See Accompanying Notes	Semiannual Report	September 30, 2010	23

Schedule of Investments PIMCO Real Return Fund (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	1.950%	12/13/2010	$	128,800	$451	$296
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.350%	12/13/2010		302,800	787	664
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	12/13/2010		302,800	575	696
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		287,300	2,979	1,539
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		15,000	103	100
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		145,000	218	269
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		124,400	616	24
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		35,400	161	2,074
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		35,400	168	0
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		216,000	2,401	1,157
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		51,700	352	340
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		7,700	53	2
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		103,800	149	192
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		127,000	1,408	681
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		48,500	189	2,841
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		48,500	267	0
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		143,600	1,315	769
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		230,600	484	427
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		230,600	830	44
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		510,700	3,422	29,914
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		510,700	4,086	0
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		38,700	107	170
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		38,700	174	51
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		20,400	135	6
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		34,600	221	231
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		77,500	500	0
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		241,900	2,680	1,296

24	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	$	5,400	$37	$2
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,324,900	10,664	8,857

								$36,478	$53,777

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-14 5-Year Index	BNP	Buy	0.900%	12/15/2010	$	8,900	$27	$14
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	32,500	89	83
Put - OTC CDX.IG-14 5-Year Index	BNP	Sell	1.500%	12/15/2010	$	8,900	27	12
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	12/15/2010	EUR	15,800	83	44
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		16,700	89	37
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	11/17/2010	$	6,600	18	3
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	11/17/2010		6,600	14	8
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010		12,000	22	20
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		12,000	33	15
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010		5,000	15	11
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		5,000	16	6
Call - OTC iTraxx Europe 14 Index	JPM	Buy	1.000%	11/17/2010	EUR	19,900	46	46
Put - OTC iTraxx Europe 14 Index	JPM	Sell	1.400%	11/17/2010		19,900	77	77
Call - OTC iTraxx Europe 13 Index	JPM	Buy	0.900%	12/15/2010		7,800	33	19
Put - OTC iTraxx Europe 13 Index	JPM	Sell	1.600%	12/15/2010		7,800	33	18
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	11/17/2010	$	2,500	3	3
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	11/17/2010		2,500	3	2
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	12/15/2010		26,600	81	50
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.900%	12/15/2010	EUR	26,500	123	67
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	12/15/2010	$	26,600	81	31
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	12/15/2010	EUR	26,500	98	59
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011	$	2,000	4	6
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	10,700	32	39
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011	$	2,000	11	10
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011		15,000	70	54
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011	EUR	10,700	82	88
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		15,000	108	107
Call - OTC iTraxx Europe 13 Index	UBS	Buy	0.900%	12/15/2010		6,000	24	16
Put - OTC iTraxx Europe 13 Index	UBS	Sell	1.600%	12/15/2010		6,000	24	13

							$1,366	$958

Inflation Cap
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BCLY	215.969	Maximum of ((Index Final/Index Initial - 1) - 2.500%) or 0	12/04/2010	$43,000	$138	$1
Cap - OTC CPURNSA Index	BNP	215.969	Maximum of ((Index Final/Index Initial - 1) - 2.500%) or 0	12/14/2010	20,000	80	0

						$218	$1

See Accompanying Notes	Semiannual Report	September 30, 2010	25

Schedule of Investments PIMCO Real Return Fund (Cont.)

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BNP	215.969	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	12/14/2010	$73,200	$334	$0
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	172,600	1,458	2,158
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	264,700	2,362	3,356
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	34,000	439	438
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	38,300	287	421

						$4,880	$6,373

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	5,736	$5,614,000	EUR	0	$48,269
Sales	3,060	5,858,700		221,800	38,730
Closing Buys	(7,714)	(4,625,800)		0	(40,590)
Expirations	0	(387,500)		0	(2,968)
Exercised	0	(54,900)		0	(198)

Balance at 09/30/2010	1,082	$6,404,500	EUR	221,800	$43,243

(k)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,957	10/2010	BCLY	$75	$0	$75
Sell		41,751	10/2010	BOA	0	(3,512)	(3,512)
Sell		4,847	10/2010	CSFB	0	(138)	(138)
Buy		40,502	10/2010	MSC	2,299	0	2,299
Buy		1,775	10/2010	RBS	138	0	138
Sell		40,558	10/2010	UBS	0	(2,583)	(2,583)
Sell	BRL	68,003	10/2010	BCLY	0	(2,380)	(2,380)
Buy		25,003	10/2010	DUB	757	0	757
Buy		48,520	10/2010	HSBC	1,461	0	1,461
Sell		51,316	10/2010	HSBC	0	(1,353)	(1,353)
Buy		45,796	10/2010	RBS	1,371	0	1,371
Buy		1,051	12/2010	BOA	14	0	14
Buy		23,457	12/2010	DUB	298	0	298
Buy		51,316	12/2010	HSBC	1,372	0	1,372
Buy		1,060	12/2010	RBS	19	0	19
Sell	CAD	15,000	11/2010	BNP	25	0	25
Buy		733	11/2010	BOA	0	(1)	(1)
Sell		20,371	11/2010	DUB	121	0	121
Sell		58,908	11/2010	RBC	0	(869)	(869)
Sell		9,587	11/2010	RBS	57	0	57
Sell	CHF	815	11/2010	CITI	0	(25)	(25)
Buy	CNY	16,013	11/2010	BCLY	0	(10)	(10)
Buy		25,963	11/2010	CITI	0	(19)	(19)
Buy		66,971	11/2010	DUB	0	(62)	(62)
Buy		26,389	11/2010	MSC	0	(30)	(30)
Buy		89,846	01/2011	BOA	6	0	6

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	117,845	01/2011	DUB	$160	$0	$160
Buy		170,080	01/2011	JPM	137	0	137
Buy		128,280	01/2011	MSC	6	0	6
Sell	EUR	158,980	10/2010	DUB	0	(13,016)	(13,016)
Sell		5,218	11/2010	BCLY	0	(201)	(201)
Buy		305	11/2010	BNP	5	0	5
Buy		38,086	11/2010	DUB	3,127	0	3,127
Buy		3,894	11/2010	RBS	101	0	101
Sell		637	11/2010	RBS	0	(57)	(57)
Sell		7,555	11/2010	UBS	0	(117)	(117)
Sell		6,653	01/2011	GSC	0	(208)	(208)
Buy	GBP	1,545	12/2010	CITI	6	0	6
Sell		36,263	12/2010	CITI	0	(633)	(633)
Sell		7,756	12/2010	GSC	0	(103)	(103)
Sell		17,521	12/2010	UBS	0	(260)	(260)
Buy	INR	618,716	11/2010	MSC	373	0	373
Buy		116,999	03/2011	BOA	56	0	56
Buy		680,940	03/2011	CITI	226	0	226
Buy		669,526	03/2011	DUB	228	0	228
Buy		619,080	03/2011	JPM	304	0	304
Sell	JPY	9,246,957	11/2010	MSC	0	(921)	(921)
Buy	KRW	24,469,403	11/2010	BCLY	927	0	927
Buy		10,962,234	11/2010	BOA	307	0	307
Buy		50,715,644	11/2010	CITI	1,183	0	1,183
Buy		6,870,966	11/2010	DUB	106	0	106
Sell		266,294	11/2010	DUB	0	(2)	(2)
Buy		3,589,380	11/2010	GSC	83	0	83
Buy		28,084,086	11/2010	JPM	190	(49)	141
Buy		21,270,747	11/2010	MSC	349	0	349
Buy		5,778,640	11/2010	RBS	314	0	314
Sell		3,418,500	11/2010	RBS	7	0	7
Buy		6,533,910	01/2011	CITI	5	0	5
Buy		6,419,280	01/2011	DUB	5	0	5
Sell	MYR	341	10/2010	BCLY	0	(11)	(11)
Sell		34	10/2010	BOA	0	(1)	(1)
Sell		167	10/2010	CITI	0	(5)	(5)
Buy		581	10/2010	DUB	8	0	8
Sell		38	10/2010	DUB	0	(1)	(1)
Buy	NZD	4,871	10/2010	JPM	35	0	35
Sell	PHP	5,999	11/2010	BCLY	0	(8)	(8)
Buy		140,992	11/2010	CITI	13	0	13
Sell		5,981	11/2010	CITI	0	(8)	(8)
Buy		506,690	11/2010	DUB	46	0	46
Buy		11,980	11/2010	UBS	10	0	10
Sell	SEK	4,012	11/2010	CITI	0	(27)	(27)

					$16,330	$(26,610)	$(10,280)

See Accompanying Notes	Semiannual Report	September 30, 2010	27

Schedule of Investments PIMCO Real Return Fund (Cont.)

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$15,266	$0	$15,266
Corporate Bonds & Notes
Banking & Finance	0	1,560,550	0	1,560,550
Industrials	0	388,566	0	388,566
Utilities	0	69,404	0	69,404
Convertible Bonds & Notes
Banking & Finance	0	6,643	0	6,643
Industrials	0	19,361	0	19,361
Municipal Bonds & Notes
California	0	24,869	0	24,869
District of Columbia	0	6,399	0	6,399
Illinois	0	5,852	0	5,852
Nevada	0	15,064	0	15,064
New York	0	12,729	0	12,729
Ohio	0	14,392	0	14,392
Puerto Rico	0	2,103	0	2,103
Rhode Island	0	2,372	0	2,372
Texas	0	2,494	0	2,494
West Virginia	0	9,729	0	9,729
U.S. Government Agencies	0	71,242	60	71,302
U.S. Treasury Obligations	0	17,900,547	0	17,900,547
Mortgage-Backed Securities	0	647,712	20,391	668,103
Asset-Backed Securities	0	458,501	77,581	536,082
Sovereign Issues	0	484,773	0	484,773
Convertible Preferred Securities
Banking & Finance	10,302	0	0	10,302
Preferred Securities
Banking & Finance	2,000	0	0	2,000
Short-Term Instruments
Repurchase Agreements	0	16,000	0	16,000
U.S. Treasury Bills	0	4,020	0	4,020
PIMCO Short-Term Floating NAV Portfolio	164	0	0	164
Investments, at value	$12,466	$21,738,588	$98,032	$21,849,086

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	7,252	0	7,252
Foreign Exchange Contracts	0	16,330	0	16,330
Interest Rate Contracts	3,419	29,437	0	32,856
	$3,419	$53,019	$0	$56,438

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4,518)	(834)	(5,352)
Foreign Exchange Contracts	0	(26,611)	0	(26,611)
Interest Rate Contracts	0	(56,262)	(6,374)	(62,636)
	$0	$(87,391)	$(7,208)	$(94,599)
Totals	$15,885	$21,704,216	$90,824	$21,810,925

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
U.S. Government Agencies	$62	$0	$(2)	$0	$0	$0	$0	$0	$60	$0
Mortgage-Backed Securities	8,689	20,097	0	29	0	391	0	(8,815)	20,391	301
Asset-Backed Securities	51,362	43,219	(2,885)	68	(103)	1,188	0	(15,268)	77,581	1,134

Investments, at value	$60,113	$63,316	$(2,887)	$97	$(103)	$1,579	$0	$(24,083)	$98,032	$1,435

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	0	(1,243)	0	0	409	0	0	(834)	409
Interest Rate Contracts	(1,815)	0	(2,801)	0	0	(1,758)	0	0	(6,374)	(1,758)

	$(1,815)	$0	$(4,044)	$0	$0	$(1,349)	$0	$0	$(7,208)	$(1,349)

Totals	$58,298	$63,316	$(6,931)	$97	$(103)	$230	$0	$(24,083)	$90,824	$86

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes	Semiannual Report	September 30, 2010	29

Schedule of Investments PIMCO Real Return Fund (Cont.)

(m)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$28	$0	$0	$0	$0	$28
Unrealized appreciation on foreign currency contracts	0	16,330	0	0	0	16,330
Unrealized appreciation on swap agreements	29,437	0	7,252	0	0	36,689

	$29,465	$16,330	$7,252	$0	$0	$53,047

Liabilities:
Written options outstanding	$60,431	$0	$958	$0	$0	$61,389
Variation margin payable (2)	68	0	0	0	0	68
Unrealized depreciation on foreign currency contracts	0	26,610	0	0	0	26,610
Unrealized depreciation on swap agreements	2,205	0	4,395	0	0	6,600

	$62,704	$26,610	$5,353	$0	$0	$94,667

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2010

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$31,463	$2,968	$(15,770)	$0	$0	$18,661
Net realized gain on foreign currency transactions	0	33,470	0	0	0	33,470

	$31,463	$36,438	$(15,770)	$0	$0	$52,131

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(45,652)	$(1,099)	$21,821	$0	$0	$(24,930)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(38,447)	0	0	0	(38,447)

	$(45,652)	$(39,546)	$21,821	$0	$0	$(63,377)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $3,419 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	31

Financial Highlights  PIMCO Real Return Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Class A
04/01/2010 - 09/30/2010+	$10.87	$0.11	$0.68	$0.79	$(0.11)	$0.00	$0.00
03/31/2010	10.00	0.37	0.91	1.28	(0.41)	0.00	0.00
03/31/2009	11.45	0.23	(0.99)	(0.76)	(0.30)	(0.39)	0.00
03/31/2008	10.89	0.58	0.90	1.48	(0.55)	(0.37)	0.00
03/31/2007	10.82	0.34	0.15	0.49	(0.33)	(0.08)	(0.01)
03/31/2006	11.42	0.49	(0.44)	0.05	(0.50)	(0.15)	0.00
Class B
04/01/2010 - 09/30/2010+	10.87	0.07	0.67	0.74	(0.06)	0.00	0.00
03/31/2010	10.00	0.31	0.90	1.21	(0.34)	0.00	0.00
03/31/2009	11.45	0.19	(1.03)	(0.84)	(0.22)	(0.39)	0.00
03/31/2008	10.89	0.51	0.88	1.39	(0.46)	(0.37)	0.00
03/31/2007	10.82	0.27	0.14	0.41	(0.25)	(0.08)	(0.01)
03/31/2006	11.42	0.41	(0.44)	(0.03)	(0.42)	(0.15)	0.00
Class C
04/01/2010 - 09/30/2010+	10.87	0.08	0.68	0.76	(0.08)	0.00	0.00
03/31/2010	10.00	0.30	0.93	1.23	(0.36)	0.00	0.00
03/31/2009	11.45	0.19	(1.00)	(0.81)	(0.25)	(0.39)	0.00
03/31/2008	10.89	0.53	0.89	1.42	(0.49)	(0.37)	0.00
03/31/2007	10.82	0.30	0.13	0.43	(0.27)	(0.08)	(0.01)
03/31/2006	11.42	0.44	(0.45)	(0.01)	(0.44)	(0.15)	0.00
Class R
04/01/2010 - 09/30/2010+	10.87	0.09	0.68	0.77	(0.09)	0.00	0.00
03/31/2010	10.00	0.33	0.93	1.26	(0.39)	0.00	0.00
03/31/2009	11.45	0.17	(0.96)	(0.79)	(0.27)	(0.39)	0.00
03/31/2008	10.89	0.53	0.92	1.45	(0.52)	(0.37)	0.00
03/31/2007	10.82	0.30	0.16	0.46	(0.30)	(0.08)	(0.01)
03/31/2006	11.42	0.43	(0.41)	0.02	(0.47)	(0.15)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

32	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.11)	$11.55	7.27%	$4,197,376	0.91	%*	0.91	%*	0.90	%*	0.90	%*	1.93	%*	112%
(0.41)	10.87	13.00	3,868,404	0.93		0.93		0.90		0.90		3.45		408
(0.69)	10.00	(6.33)	3,115,455	1.15		1.15		0.90		0.90		2.24		915
(0.92)	11.45	14.33	3,112,012	0.90		0.90		0.90		0.90		5.29		806
(0.42)	10.89	4.53	2,880,617	0.90		0.90		0.90		0.90		3.16		480
(0.65)	10.82	0.35	3,428,636	0.90		0.90		0.90		0.90		4.31		388

(0.06)	11.55	6.87	232,308	1.66	*	1.66	*	1.65	*	1.65	*	1.26	*	112
(0.34)	10.87	12.16	316,880	1.68		1.68		1.65		1.65		2.89		408
(0.61)	10.00	(7.03)	379,558	1.87		1.87		1.65		1.65		1.82		915
(0.83)	11.45	13.49	633,778	1.65		1.65		1.65		1.65		4.62		806
(0.34)	10.89	3.76	737,160	1.65		1.65		1.65		1.65		2.52		480
(0.57)	10.82	(0.40)	1,013,934	1.65		1.65		1.65		1.65		3.67		388

(0.08)	11.55	7.00	2,645,468	1.41	*	1.41	*	1.40	*	1.40	*	1.43	*	112
(0.36)	10.87	12.44	2,387,310	1.43		1.43		1.40		1.40		2.84		408
(0.64)	10.00	(6.80)	1,543,052	1.64		1.64		1.40		1.40		1.81		915
(0.86)	11.45	13.77	1,580,743	1.40		1.40		1.40		1.40		4.80		806
(0.36)	10.89	4.02	1,493,749	1.40		1.40		1.40		1.40		2.81		480
(0.59)	10.82	(0.15)	2,188,960	1.40		1.40		1.40		1.40		3.88		388

(0.09)	11.55	7.14	321,083	1.16	*	1.16	*	1.15	*	1.15	*	1.65	*	112
(0.39)	10.87	12.72	255,267	1.18		1.18		1.15		1.15		3.09		408
(0.66)	10.00	(6.56)	154,856	1.44		1.44		1.15		1.15		1.69		915
(0.89)	11.45	14.05	94,611	1.15		1.15		1.15		1.15		4.81		806
(0.39)	10.89	4.27	59,303	1.15		1.15		1.15		1.15		2.76		480
(0.62)	10.82	0.09	57,274	1.15		1.15		1.15		1.15		3.84		388

Semiannual Report	September 30, 2010	33

Statement of Assets and Liabilities PIMCO Real Return Fund	(Unaudited) September 30, 2010

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$21,832,922
Investments in Affiliates, at value	164
Repurchase agreements, at value	16,000
Cash	3,768
Deposits with counterparty	8
Foreign currency, at value	8,486
Receivable for investments sold	71,044
Receivable for investments sold on a delayed-delivery basis	44,853
Receivable for Fund shares sold	52,045
Interest and dividends receivable	129,433
Dividends receivable from Affiliates	7
Variation margin receivable	28
Swap premiums paid	7,159
Unrealized appreciation on foreign currency contracts	16,330
Unrealized appreciation on swap agreements	36,689
Other assets	4
22,218,940
Liabilities:
Payable for reverse repurchase agreements	$1,028,507
Payable for investments purchased	130,331
Payable for investments in Affiliates purchased	8
Payable for investments purchased on a delayed-delivery basis	2,057,354
Deposits from counterparty	81,997
Payable for Fund shares redeemed	33,904
Dividends payable	2,081
Written options outstanding	61,389
Accrued related party fees	11,729
Variation margin payable	68
Swap premiums received	8,030
Unrealized depreciation on foreign currency contracts	26,610
Unrealized depreciation on swap agreements	6,600
Other liabilities	2,390
3,450,998
Net Assets	$18,767,942
Net Assets Consist of:
Paid in capital	$18,292,755
Overdistributed net investment income	(25,417)
Accumulated undistributed net realized (loss)	(397,711)
Net unrealized appreciation	898,315
$18,767,942
Net Assets:
Class A	$4,197,376
Class B	232,308
Class C	2,645,468
Class R	321,083
Other Classes	11,371,707
Shares Issued and Outstanding:
Class A	363,435
Class B	20,116
Class C	229,063
Class R	27,802
Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$11.55
Class B	11.55
Class C	11.55
Class R	11.55
Cost of Investments Owned	$20,932,777
Cost of Investments in Affiliates Owned	$164
Cost of Repurchase Agreements Owned	$16,000
Cost of Foreign Currency Held	$13,224
Premiums Received on Written Options	$43,243
*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

34	PIMCO Funds	See Accompanying Notes

Statement of Operations  PIMCO Real Return Fund

Six Months Ended September 30, 2010 (Unaudited) (Amounts in thousands)

Investment Income:
Interest	$257,318
Dividends	834
Dividends from Affiliate investments	213
Miscellaneous income	26
Total Income	258,391

Expenses:
Investment advisory fees	22,673
Supervisory and administrative fees	28,896
Distribution fees - Class B	1,028
Distribution fees - Class C	6,312
Distribution fees - Class R	355
Servicing fees - Class A	5,052
Servicing fees - Class B	343
Servicing fees - Class C	3,156
Servicing fees - Class R	355
Distribution and/or servicing fees - Other Classes	1,430
Trustees’ fees	35
Interest expense	735
Miscellaneous expense	64
Total Expenses	70,434

Net Investment Income	187,957

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	591,514
Net realized gain on Affiliate investments	117
Net realized gain on futures contracts, written options and swaps	18,661
Net realized gain on foreign currency transactions	28,185
Net change in unrealized appreciation on investments	519,635
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(24,930)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(40,347)
Net Gain	1,092,835

Net Increase in Net Assets Resulting from Operations	$1,280,792

Semiannual Report	September 30, 2010	35

Statements of Changes in Net Assets  PIMCO Real Return Fund

(Amounts in thousands)	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$187,957	$529,242
Net realized gain	638,360	794,080
Net realized gain on Affiliate investments	117	88
Net change in unrealized appreciation	454,358	467,962
Net change in unrealized (depreciation) on Affiliate investments	0	(20)
Net increase resulting from operations	1,280,792	1,791,352

Distributions to Shareholders:
From net investment income
Class A	(38,063)	(134,442)
Class B	(1,657)	(11,339)
Class C	(17,436)	(68,674)
Class R	(2,275)	(7,239)
Other Classes	(124,104)	(398,797)

Total Distributions	(183,535)	(620,491)

Fund Share Transactions:
Receipts for shares sold
Class A	737,174	1,835,891
Class B	1,797	22,639
Class C	334,466	996,955
Class R	87,354	142,286
Other Classes	2,268,217	5,652,857
Issued as reinvestment of distributions
Class A	31,789	110,475
Class B	1,325	8,640
Class C	11,344	44,867
Class R	2,132	6,812
Other Classes	107,495	351,938
Cost of shares redeemed
Class A	(683,275)	(1,461,077)
Class B	(103,975)	(125,334)
Class C	(239,675)	(348,639)
Class R	(40,983)	(63,401)
Other Classes	(2,641,912)	(2,587,369)
Net increase (decrease) resulting from Fund share transactions	(126,727)	4,587,540

Total Increase in Net Assets	970,530	5,758,401

Net Assets:
Beginning of period	17,797,412	12,039,011
End of period*	$18,767,942	$17,797,412

*Including (overdistributed) net investment income of:	$(25,417)	$(29,839)

36	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2010

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class A, B, C and R shares of the PIMCO Real Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, P, Administrative and D Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily

Semiannual Report	September 30, 2010	37

Notes to Financial Statements (Cont.)

dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows;

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

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•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment fund will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances which daily market quotes are not readily available investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Fund uses fair valuation methods applied by PIMCO that uses significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective market a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

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For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Fund.

4.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

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Notes to Financial Statements (Cont.)

(d) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping

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at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(h) U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to

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Notes to Financial Statements (Cont.)

timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(i) When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

5.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

(a) Foreign Currency Contracts  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is

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an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated

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Notes to Financial Statements (Cont.)

with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

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If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of September 30, 2010 for which the Fund is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Semiannual Report	September 30, 2010	47

Notes to Financial Statements (Cont.)

Interest Rate Swap Agreements  The Fund is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions,

48	PIMCO Funds

(Unaudited) September 30, 2010

changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Fund by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Semiannual Report	September 30, 2010	49

Notes to Financial Statements (Cont.)

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Fund had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Fund has filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Fund had exposure to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement and has paid such amounts pursuant to the terms of the settlement agreement.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

50	PIMCO Funds

(Unaudited) September 30, 2010

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the Act (“Rule 12b-1”) to allow for payment of up to 0.25% per annum of the Class D supervisory and administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Administrative Class	A, B, C and R Classes	Class D (1)	Class P

0.20%	0.20%	0.40%	0.60%	0.30%

(1)	As described above, the Supervision and Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Supervisory and Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2010.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.50%	0.25%
Class R	0.25%	0.25%

Semiannual Report	September 30, 2010	51

Notes to Financial Statements (Cont.)

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2010, AGID received $13,356,081 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $120,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) does not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2010, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales

$175,422	$8,366

52	PIMCO Funds

(Unaudited) September 30, 2010

The Fund may invest in the PAPS Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended September 30, 2010 (amounts in thousands):

Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain

$101,333	$2,472,413	$2,573,700	$0	$164	$213	$117

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2010, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$23,013,158	$21,453,454	$1,991,652	$2,192,594

Semiannual Report	September 30, 2010	53

Notes to Financial Statements (Cont.)

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	65,947	$737,174	173,271	$1,835,891
Class B	161	1,797	2,169	22,639
Class C	29,944	334,466	93,798	996,955
Class R	7,812	87,354	13,318	142,286
Other Classes	203,203	2,268,217	535,498	5,652,857
Issued as reinvestment of distributions
Class A	2,844	31,789	10,347	110,475
Class B	119	1,325	811	8,640
Class C	1,018	11,344	4,200	44,867
Class R	191	2,132	638	6,812
Other Classes	9,607	107,495	32,945	351,938
Cost of shares redeemed
Class A	(61,084)	(683,275)	(139,497)	(1,461,077)
Class B	(9,304)	(103,975)	(11,804)	(125,334)
Class C	(21,430)	(239,675)	(32,798)	(348,639)
Class R	(3,675)	(40,983)	(5,971)	(63,401)
Other Classes	(236,902)	(2,641,912)	(244,448)	(2,587,369)
Net increase (decrease) resulting from Fund share transactions	(11,549)	$(126,727)	432,477	$4,587,540

12.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an

54	PIMCO Funds

(Unaudited) September 30, 2010

order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

13.  FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Fund’s tax position for all open tax years, and concluded that the adoption had no effect on the Fund’s financial position or results of operations. As of September 30, 2010, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

At September 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)

$986,149	$(86,004)	$900,145

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, accelerated recognition of unrealized gain on certain futures, options and forward contracts and differences between book and tax realized and unrealized gain/loss on swap contracts for federal income tax purposes.

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Fund’s financial statements.

Semiannual Report	September 30, 2010	55

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	MLP	Merrill Lynch & Co., Inc.
BOA	Bank of America	MSC	Morgan Stanley
CITI	Citigroup, Inc.	RBC	Royal Bank of Canada
CSFB	Credit Suisse First Boston	RBS	Royal Bank of Scotland Group PLC
DUB	Deutsche Bank AG	SOG	Societe Generale
GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
HSBC	HSBC Bank USA

Currency Abbreviations:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NZD	New Zealand Dollar
CNY	Chinese Renminbi	PHP	Philippine Peso
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar
INR	Indian Rupee

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index-Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
FGIC	Financial Guaranty Insurance Co.

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate
ALT	Alternate Loan Trust	FSB	Federal Savings Bank
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
CLO	Collateralized Loan Obligation

56	PIMCO Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2010	57

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements; and Approval of the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement for PIMCO CommoditiesPLUS™ Fund, PIMCO CommoditiesPLUS™ Short Strategy Fund and PIMCO High Yield Spectrum Fund

At a meeting held on August 16-17, 2010, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2011. The Board also considered and approved for an additional one-year term through August 31, 2011, the Supervision and Administration Agreement (together with the Amended and Restated Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2011; and (ii) the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, PIMCO Fundamental IndexPLUS™ Fund and PIMCO Fundamental IndexPLUS™ TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2011.

The Board of the Trust, including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract and Supervision and Administration Agreement (the “New Funds’ Agreements”) on behalf of the PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, at a meeting on February 23, 2010, and on behalf of PIMCO High Yield Spectrum Fund, at a meeting on August 17, 2010 (together with PIMCO CommoditiesPLUS Fund and PIMCO CommoditiesPLUS Short Strategy Fund, the “New Funds”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds and, if available, information about the fees charged and services provided by PIMCO to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

58	PIMCO Funds

(Unaudited)

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to expense ratios of funds with investment objectives and policies similar to those of New Funds’ Agreements. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to New Funds’ Agreements.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 16-17, 2010 meeting. The independent Trustees also met with counsel to the Trust on August 5, 2010 to discuss the materials presented.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2010 and August 17, 2010 meetings.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and the approval of the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trusts and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts.

Semiannual Report	September 30, 2010	59

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers. The Trustees also considered new services or service enhancements PIMCO has implemented since the Agreements were last renewed in 2009, including PIMCO Retail Oversight (“PRO”), a “Pricing Portal” to streamline and automate certain pricing functions, a quality management system, security fair valuation enhancements required by FAS 157, additional money market fund oversight and reporting, improved review of BFDS’ large trade processing, and web-hosting of prospectuses and other regulatory documents.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund, PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust

60	PIMCO Funds

(Unaudited)

under the Agreements. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays a unified fee. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3.	Investment Performance

As the New Funds had not yet commenced operations at the time the Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2010 and other performance data, as available, for the period ended June 30, 2010 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2010 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 16-17, 2010 meeting. The Board noted that, as of May 31, 2010, the Institutional Class of 73%, 74% and 73% of the Funds outperformed its Lipper category median over the three-year, five-year and 10-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in each class’s different distribution and servicing expenses. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 10 years of performance history, over 80% outperformed the relative benchmark indexes on a net-of-fees basis over the 10-year period ended May 31, 2010, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer, nearly 90% all of the Institutional Class assets have outperformed the relative benchmark indexes net of fees, noting, however, the impact of PIMCO Total Return Fund’s size on this data. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO StocksPLUS® TR Short Strategy Fund and eventually to reduce the supervisory and administrative fee for certain classes of a number of Funds in connection with the consolidation of all administrative services with PIMCO.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued

Semiannual Report	September 30, 2010	61

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

With respect to the New Funds, the Board reviewed the proposed advisory fee, supervisory and administrative fee and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fees and expenses of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group Expense Comparison” of comparable funds, as well as the universe of other similar funds. The Board compared the New Funds’ total expenses to other funds in the Peer Group Expense Comparison provided by Lipper and found the New Funds’ total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

With respect to the PIMCO CommoditiesPLUS Strategy Fund and PIMCO High Yield Spectrum Fund, the Board reviewed data comparing the advisory fees to the standard fee rate PIMCO charges to separate accounts and other clients with a similar investment strategy. At the time the Board considered PIMCO CommoditiesPLUS Short Strategy Fund’s advisory fees, PIMCO did not manage any separate accounts or other products with investment strategies similar to PIMCO CommoditiesPLUS Short Strategy Fund and, thus, no comparative fee information was considered.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the

62	PIMCO Funds

(Unaudited)

fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the total expenses for 52% of the Funds’ Class A shares and for 93% of the Funds’ Institutional Class shares fall below or are equal to the median total expense of their respective Lipper Expense Group. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

In connection with the approval of the New Funds’ Agreements, the Board also considered the Trust’s unified fee structure and the services to be provided under the New Funds’ Agreements. The Board concluded that the New Funds’ proposed supervisory and administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the New Funds and their shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of each New Fund’s expenses at competitive levels.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. With respect to the New Funds, the Board also noted that PIMCO proposed to add the New Funds to the Expense Limitation Agreement currently in effect for certain other Funds.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the New Funds, are reasonable and approval of the New Funds’ Agreements would likely benefit each New Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the New Funds are newly organized, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the New Funds was not available.

Semiannual Report	September 30, 2010	63

Approval of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders by offering enhanced or additional services. The Board also considered that economies of scale may be reflected in the Funds’ share class structure, including that the Funds offer Institutional Class shares on third-party platforms that impose high investment minimums. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets. The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structure were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of the Fund’s shareholders.

The Board concluded that the Funds’ cost structure and the New Funds’ proposed cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under

64	PIMCO Funds

(Unaudited)

the Asset Allocation Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on its review, including its consideration of each of the factors referred to above, the Board concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by each New Fund, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

Semiannual Report	September 30, 2010	65

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105 - 4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266 - 8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

AZ689SA_093010

Semiannual Report September 30, 2010

Private Account Portfolio Series

PIMCO Asset-Backed Securities Portfolio

PIMCO Developing Local Markets Portfolio

PIMCO Emerging Markets Portfolio

PIMCO High Yield Portfolio

PIMCO International Portfolio

PIMCO Investment Grade Corporate Portfolio

PIMCO Long Duration Corporate Bond Portfolio

PIMCO Mortgage Portfolio

PIMCO Municipal Sector Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Short-Term Floating NAV Portfolio

PIMCO Short-Term Floating NAV Portfolio II

PIMCO U.S. Government Sector Portfolio

The Portfolios issue shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act of 1933, as amended (the “Securities Act”). The enclosed Semiannual Report is not an offer to sell, or a solicitation of any offer to buy, any security to the public within the meaning of the Securities Act.

		Page

Chairman’s Letter		2
Important Information About the Portfolios		4
Benchmark Descriptions		20
Financial Highlights		22
Statements of Assets and Liabilities		26
Statements of Operations		28
Statements of Changes in Net Assets		30
Statement of Cash Flows		34
Notes to Financial Statements		129
Glossary		142
Privacy Policy		143
Approval of Renewal of the Amended and Restated Investment Advisory Contract and the Supervision and Administration Agreement		144

PORTFOLIO	Portfolio Summary	Schedule of Investments

PIMCO Asset-Backed Securities Portfolio	6	35
PIMCO Developing Local Markets Portfolio	7	45
PIMCO Emerging Markets Portfolio	8	50
PIMCO High Yield Portfolio	9	56
PIMCO International Portfolio	10	63
PIMCO Investment Grade Corporate Portfolio	11	69
PIMCO Long Duration Corporate Bond Portfolio	12	79
PIMCO Mortgage Portfolio	13	90
PIMCO Municipal Sector Portfolio	14	99
PIMCO Real Return Portfolio	15	103
PIMCO Short-Term Portfolio	16	107
PIMCO Short-Term Floating NAV Portfolio	17	116
PIMCO Short-Term Floating NAV Portfolio II	18	121
PIMCO U.S. Government Sector Portfolio	19	124

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-927-4648 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Portfolios’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and is available without charge, upon request, by calling the Trust at 1-800-927-4648. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

Over the six-month reporting period, U.S. economic growth weakened and unemployment remained stubbornly high, even with significant monetary and fiscal stimulus. Within Europe, sovereign debt worries heightened investor concerns over the possibility of default, leading to increased market volatility. In response, U.S. and non-U.S. government policy makers kept key interest rates near zero and announced plans for expanded quantitative easing programs to help spark economic activity and job creation, despite a rising public debt burden within developed economies. Furthermore, the Federal Reserve adjusted its balance sheet strategy by reinvesting payments on Agency debt and mortgage-backed securities (“MBS”) into longer-term U.S. Treasury securities in an effort to stabilize the economy through price support within key asset classes.

PIMCO’s New Normal long-term outlook—marked by a shift in global growth drivers, deleveraging and re-regulation—points to the possibility of a desynchronized global economic recovery. As such, the economic growth rate in developed economies will likely be lower than in previous recoveries, but higher for developing and emerging market economies. For investors, it is important to adjust portfolios to meet the challenges of this changing and uncertain investment environment. At PIMCO, we remain focused on helping you through your investment journey while managing a number of risks along the way.

Included below are highlights of the financial markets during our six-month reporting period:

■

Investors helped push yields on U.S. Treasury securities to historic lows in the short area of the yield curve in a flight to higher quality assets. Bonds that offered extra income, however, performed better than lower yielding U.S. Treasury securities. The benchmark ten-year U.S. Treasury note yielded 2.53% at the end of the reporting period, or 1.31% lower than on March 31, 2010. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. high-grade bonds, returned 6.05% for the reporting period.

■

Corporate bonds, including high-yield bonds, outperformed U.S. Treasury securities as strong demand for incremental income supported healthy new corporate bond issuance. Furthermore, corporate fundamentals generally continued to improve during the reporting period due to cost-cutting, improving margins, increasing asset quality and valuations.

■

The performance of Agency MBS lagged like-duration U.S. Treasury securities primarily due to concern of increased prepayments induced by a potential government-sponsored refinancing program and the Federal Reserve’s decision to reinvest pay downs within its mortgage portfolio in U.S. Treasury securities rather than in MBS. However, non-Agency MBS and commercial MBS outperformed U.S. Treasury securities as a result of limited new issuance and investor demand for higher-yielding assets.

■

Municipal bonds posted positive returns, as measured by the Barclays Capital Municipal Bond Index, which returned 5.51% for the reporting period. Taxable Build America Bonds outperformed the tax-exempt municipal bond sector due to their longer duration as rates moved lower over the period.

■	Returns on U.S. Treasury Inflation-Protected Securities (“TIPS”) were positive, as represented by the Barclays Capital U.S. TIPS Index, which returned 6.40% for the

2	PIMCO Funds	Private Account Portfolio Series

reporting period. Decreasing real yields across the maturity spectrum created quite positive TIPS returns, while coupon income and low inflation accruals added additional incremental positive returns. However, breakeven inflation levels (or the difference between nominal and real yields) narrowed during the period and TIPS underperformed nominal U.S. Treasury securities. Diversified commodity index returns were also positive, as measured by the Dow Jones-UBS Commodity Index Total Return, which returned 6.24% for the reporting period.

■

Emerging market (“EM”) bonds denominated in both U.S. dollars and local EM currencies performed well, outperforming U.S. Treasury securities. The U.S. dollar weakened due in part to investor concerns over the likelihood of increased government stimulus policies and a widening U.S. public debt burden. As a result, most EM currencies appreciated relative to the U.S. dollar.

■

Equity markets worldwide were volatile, and generally posted negative returns for the reporting period despite staging a rally in September 2010. U.S. equities, as measured by the S&P 500 Index, declined 1.42% and international equities, as represented by the MSCI World Index, declined 0.64% for the reporting period.

On the following pages of this Semiannual Report for the Private Account Portfolio Series (the “Portfolios”), the separate portfolios of the PIMCO Funds, please find specific details as to each Portfolio’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We value your trust and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board and President, PIMCO Funds

November 10, 2010

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	3

Important Information About the Portfolios

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds offering memorandum. Investors should consider the investment objectives, risks, charges and expenses of these Portfolios carefully before investing. This and other information is contained in the Portfolios’ offering memorandum. Please read the offering memorandum carefully before you invest or send money.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Portfolio are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Portfolio.

Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolios may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk and short sale risk. A complete description of these and other risks is contained in each Portfolio’s offering memorandum. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. A non-diversified portfolio may have additional risk and volatility compared to a diversified portfolio. Shareholders of a municipal bond portfolio will, at times, incur a tax liability, as income from such a portfolio may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return Investment Performance table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the beginning of the first full month following the Portfolio’s inception.

An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolios.

The following disclosure provides important information regarding each Portfolio’s Expense Example (“Example” or “Expense Example”), which appears on each Portfolio’s individual page in this Shareholder Report. Please refer to this information when reviewing the Expense Example for a Portfolio.

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Portfolios is from April 1, 2010 to September 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information under this heading, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

4	PIMCO Funds	Private Account Portfolio Series

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the trustees independent and their counsel, extraordinary expenses, and interest expense.

Semiannual Report	September 30, 2010	5

PIMCO Asset-Backed Securities Portfolio

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

Asset-Backed Securities	30.2%
Mortgage-Backed Securities	28.3%
U.S. Treasury Obligations	17.9%
U.S. Government Agencies	15.8%
Short-Term Instruments	4.3%
Other	3.5%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	Portfolio Inception (10/31/00)
PIMCO Asset-Backed Securities Portfolio	14.50%	32.00%	8.08%	7.66%
Citigroup 3-Month Treasury Bill Index	0.08%	0.12%	2.48%	2.38%
Barclays Capital Asset-Backed Securities Index	5.11%	8.88%	4.71%	5.42%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,144.99	$1,024.07
Expenses Paid During Period†	$1.08	$1.01

† Expenses are equal to the net annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

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The Asset-Backed Securities Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities (“ABS”) of varying maturities, which may be represented by options, futures contracts, or swap agreements.

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Exposure to non-Agency mortgage-backed securities (“MBS”), subprime ABS, and commercial mortgage-backed securities (“CMBS”) added to performance as income and price appreciation on non-Agency MBS and subprime ABS securities was substantial and the CMBS sector outperformed the broader ABS index over the period.

»	An allocation to Agency MBS detracted from performance as they underperformed the broader ABS index over the period.

»	An underweight to credit card ABS detracted from performance as the sector outperformed the broader ABS index over the period.

»	An allocation to student loan ABS detracted from performance as the sector underperformed the broader ABS index over the period.

6	PIMCO Funds	Private Account Portfolio Series

PIMCO Developing Local Markets Portfolio

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

United States	37.3%
Brazil	25.2%
Short-Term Instruments	23.9%
Australia	4.3%
Mexico	4.2%
Other	5.1%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	Portfolio Inception (07/30/04)
PIMCO Developing Local Markets Portfolio	7.82%	13.64%	5.53%	6.90%
Citigroup 3-Month Treasury Bill Index	0.08%	0.12%	2.48%	2.45%	**
Custom JPM ELMI+ Benchmark	4.51%	8.38%	8.81%	9.26%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,078.18	$1,024.47
Expenses Paid During Period†	$0.63	$0.61

† Expenses are equal to the net annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

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The Developing Local Markets Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or in fixed-income instruments denominated in the currencies of, developing markets. The Portfolio defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income Organization for Economic Cooperation and Development (“OECD”) economies for the past five consecutive years. The Portfolio’s investments in currencies or fixed-income instruments may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to Brazil benefited returns as the JPMorgan Emerging Local Markets Index Plus (“ELMI+”) Brazil sub index outperformed the Portfolio’s benchmark index for the period.

»	An underweight to Mexico benefited returns as the JPMorgan ELMI+ Mexico sub index underperformed the Portfolio’s benchmark index for the period.

»	An overweight to China detracted from returns as the JPMorgan ELMI+ Chinese sub index underperformed the Portfolio’s benchmark index for the period.

»	An underweight to South Africa throughout much of the period detracted from returns as the JPMorgan ELMI+ South Africa sub index outperformed the Portfolio’s benchmark index for the period.

Semiannual Report	September 30, 2010	7

PIMCO Emerging Markets Portfolio

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

Brazil	35.3%
Short-Term Instruments	21.7%
Mexico	12.0%
Russia	10.8%
Qatar	4.3%
Other	15.9%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/03/98)
PIMCO Emerging Markets Portfolio	9.20%	15.06%	5.82%	11.01%	10.38%
Citigroup 3-Month Treasury Bill Index	0.08%	0.12%	2.48%	2.41%	2.95%	**
Custom JPM ELMI+ Benchmark	4.51%	8.38%	6.58%	9.82%	8.77%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/98.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,092.04	$1,024.42
Expenses Paid During Period†	$0.68	$0.66

† Expenses are equal to the net annualized expense ratio of 0.13%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

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The Emerging Markets Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of fixed-income instruments that economically are tied to emerging market countries, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”).

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An allocation to emerging market external debt contributed to performance as the sector, as represented by the JPMorgan Emerging Markets Bond Index Global, outperformed the Portfolio’s benchmark index for the period.

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An allocation to Brazil local rates contributed to performance as the sector, as represented by the JPMorgan GBI EM Global Diversified Brazil sub index, outperformed the Portfolio’s benchmark index for the period.

»	An overweight to China detracted from performance as the JPMorgan Emerging Local Markets Index Plus (“ELMI+”) China sub index underperformed the Portfolio’s benchmark index for the period.

»	An underweight to South Africa detracted from returns as the JPMorgan ELMI+ South Africa sub index outperformed the Portfolio’s benchmark index for the period.

8	PIMCO Funds	Private Account Portfolio Series

PIMCO High Yield Portfolio

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

Industrials	47.7%
Banking & Finance	28.5%
Utilities	8.9%
Bank Loan Obligations	4.4%
Short-Term Instruments	4.3%
Other	6.2%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	Portfolio Inception (12/08/00)
PIMCO High Yield Portfolio	6.67%	21.01%	8.45%	7.61%
Citigroup 3-Month Treasury Bill Index	0.08%	0.12%	2.48%	2.34%	**
BofA Merrill Lynch U.S. High Yield, BB-B Rated Index	7.13%	17.04%	7.39%	7.91%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,066.66	$1,024.82
Expenses Paid During Period†	$0.26	$0.25

† Expenses are equal to the net annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

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The High Yield Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, and which are rated below-investment grade by Moody’s, or equivalently rated by S&P and Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An overweight to the finance sector, where banking and insurance companies supported the overall industry’s strong returns, added to relative performance over the period.

»	Security selection in the consumer cyclical sector was a strong contributor to performance as auto-related bonds outperformed all other sub-sectors of the broader category over the period.

»	An underweight to the building products sector, which underperformed the broader high-yield bond market, contributed positively to performance over the period.

»	Security selection within the media sector, where broadcasting outperformed and cable underperformed, detracted from performance over the period.

»	An overweight to utilities, where electric generation companies performed poorly, detracted from relative returns over the period.

»	An underweight to the transportation sector, which outperformed the broader high-yield bond market, detracted from performance over the period.

»	Exposure to high-grade bonds, primarily through triple-B holdings which outpaced double and single B-rated bonds, was a positive contributor to relative returns over the period.

Semiannual Report	September 30, 2010	9

PIMCO International Portfolio

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

France	32.3%
Canada	25.0%
United States	16.8%
Germany	9.4%
Netherlands	6.5%
Other	10.0%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (12/13/89)
PIMCO International Portfolio	6.32%	15.17%	7.09%	8.94%	8.42%
Citigroup 3-Month Treasury Bill Index	0.08%	0.12%	2.48%	2.41%	3.82%	**
JPMorgan GBI Global ex-US Index Hedged in USD	4.34%	5.83%	4.94%	5.35%	6.85%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/89.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,063.18	$1,024.42
Expenses Paid During Period†	$0.67	$0.66

† Expenses are equal to the net annualized expense ratio of 0.13%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

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The International Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in a portfolio of fixed-income instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”).

»	An overweight to U.S. duration (or sensitivity to changes in market interest rates) contributed to performance as ten-year U.S. Treasury yields declined during the period.

»	An underweight to Japanese duration detracted from performance as long-term interest rates moved lower during the period.

»	Holdings of corporate bonds, especially those of select financial companies, contributed to performance as spreads on these bonds narrowed during the period.

»	Positions in non-Agency MBS and asset-backed securities contributed to performance as prices on these securities appreciated during the period.

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Exposure to a basket of emerging market currencies, which included primarily the Brazilian real and the Korean won, contributed to performance as several of these currencies appreciated relative to the U.S. dollar during the period.

10	PIMCO Funds	Private Account Portfolio Series

PIMCO Investment Grade Corporate Portfolio

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

Banking & Finance	58.3%
Industrials	23.5%
Utilities	13.1%
U.S. Treasury Obligations	2.5%
Short-Term Instruments	0.9%
Other	1.7%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (01/26/00)
PIMCO Investment Grade Corporate Portfolio	8.43%	15.81%	8.11%	9.14%	9.19%
Citigroup 3-Month Treasury Bill Index	0.08%	0.12%	2.48%	2.41%	2.62%	**
Barclays Capital Credit Investment Grade Index (Ex-Aa3 and Higher)	8.57%	12.74%	6.47%	7.15%	7.26%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,084.34	$1,024.82
Expenses Paid During Period†	$0.26	$0.25

† Expenses are equal to the net annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

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The Investment Grade Corporate Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of investment grade corporate fixed-income instruments of varying maturities, which may be represented by options, futures contracts, and/or swap agreements.

»	Duration exposure (or sensitivity to market interest rates) to U.S. interest rates benefited performance as the ten-year U.S. Treasury yield declined over the period.

»	The Portfolio’s overweight exposure to tobacco credits relative to the investment grade credit market benefited performance as this sector outperformed over the period.

»	The Portfolio’s overweight exposure to wireline credits relative to the investment grade credit market benefited returns as this sector outperformed over the period.

»	The Portfolio’s underweight exposure to insurance property and casualty credits relative to the investment grade credit market benefited returns as this sector outperformed over the period.

»	An overweight to credits in the banking sector relative to the investment grade credit market detracted from performance as the sector underperformed over the period.

»	An overweight to non-captive consumer finance credits relative to the investment grade credit market detracted from relative performance as this sector underperformed over the period.

»	An underweight to pharmaceutical credits detracted from performance as pharmaceutical credits performed relatively well over the period.

Semiannual Report	September 30, 2010	11

PIMCO L ong Duration Corporate Bond Portfolio

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

Corporate Bonds & Notes	75.2%
U.S. Treasury Obligations	14.1%
Municipal Bonds & Notes	7.3%
Sovereign Issues	2.2%
Short-Term Instruments	0.7%
Other	0.5%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	Portfolio Inception (12/22/08)
PIMCO Long Duration Corporate Bond Portfolio	12.79%	16.54%	13.35%
Barclays Capital U.S. Long Credit Index	12.64%	14.08%	18.34%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/08.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,127.93	$1,024.82
Expenses Paid During Period†	$0.27	$0.25

† Expenses are equal to the net annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

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The Long Duration Corporate Bond Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of corporate fixed-income instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to duration (or sensitivity to changes in market interest rates) benefited performance as the ten-year U.S. Treasury yield declined over the period.

»	An overweight to the metals and mining sector benefited performance as the sector outperformed over the period.

»	An above-index allocation to wireless credits benefited performance as the sector outperformed over the period.

»	An underweight to foreign local government credits benefited relative performance as the sector underperformed over the period.

»	An overweight to life insurance credits, which underperformed over the period, detracted from relative performance.

»	An overweight to banking credits detracted from returns as this sector underperformed over the period.

»	An overweight to non-captive consumer finance credits detracted from performance as this sector underperformed over the period.

12	PIMCO Funds	Private Account Portfolio Series

PIMCO Mortgage Portfolio

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

U.S. Government Agencies	83.7%
Mortgage-Backed Securities	8.7%
Asset-Backed Securities	5.3%
Short-Term Instruments	2.3%
U.S. Treasury Obligations	0.0%
Other	0.0%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (01/31/00)
PIMCO Mortgage Portfolio	4.97%	8.96%	7.49%	7.33%	7.64%
Citigroup 3-Month Treasury Bill Index	0.08%	0.12%	2.48%	2.41%	2.62%
Barclays Capital U.S. MBS Fixed Rate Index	3.57%	5.82%	6.46%	6.29%	6.64%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,049.75	$1,024.82
Expenses Paid During Period†	$0.26	$0.25

† Expenses are equal to the net annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

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The Mortgage Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities of varying maturities, which may be represented by options, futures contracts, swap agreements, or asset-backed securities (“ABS”).

»

An underweight to thirty-year conventional 5.00% and 5.50% coupon mortgage-backed securities (“MBS”) relative to 4.50% coupon MBS for a portion of the period added to returns, contributing the bulk of performance in the Agency MBS relative value coupon strategy within the Portfolio.

»

Exposure to non-Agency MBS, subprime ABS, and commercial mortgage-backed securities (“CMBS”) added to performance as income and price appreciation on non-Agency MBS and subprime ABS was substantial and the CMBS sector outperformed the broader MBS index over the period.

»	An overweight to mortgage spread duration detracted from returns as mortgage spreads widened over the period.

»	An overweight to interest rate duration added to performance as U.S. Treasury rates declined over the period.

Semiannual Report	September 30, 2010	13

PIMCO Municipal Sector Portfolio

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

California	22.3%
Texas	19.7%
New York	10.1%
Illinois	8.7%
Massachusetts	6.2%
Other	33.0%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (08/21/00)
PIMCO Municipal Sector Portfolio	7.24%	6.54%	1.25%	4.04%	3.92%
Citigroup 3-Month Treasury Bill Index	0.08%	0.12%	2.48%	2.41%	2.44%	**
Barclays Capital Long Municipal Bond Index	7.02%	6.56%	4.50%	6.24%	6.08%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 08/31/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
Beginning Account Value (04/01/10)	$1,000.00		$1,000.00
Ending Account Value (09/30/10)	$1,072.41		$1,024.02
Expenses Paid During Period(a)	$1.09	(c)	$1.07	(c)
Expenses Paid During Period, Excluding Interest Expense for Floating Rates Notes(b)	$0.26		$0.25

(a) Expenses for the Portfolio are equal to the net annualized expense ratio of 0.21% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(b) Expenses for the Portfolio are equal to the net annualized expense ratio of 0.05% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(c) Includes non-cash interest expense of $0.83 for Actual Performance and $0.82 for Hypothetical Performance. The additional non-cash interest expense does not reflect actual expenses paid by the Portfolio, but instead is offset by additional interest income recorded by the Portfolio in a Residual Interest Bonds (“RIBs”) transaction accounted for as a secured borrowing. Refer to Note 4(g) in the Notes to Financial Statements for additional information regarding RIBs.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Municipal Sector Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of fixed-income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities (“Municipal Securities”), or in instruments that provide exposure to the Municipal Securities sector, such as options, futures contracts, or swap agreements.

»

The Portfolio’s effective duration (or sensitivity to changes in market interest rates) was managed below its benchmark index throughout the period, which detracted from performance as municipal yields moved lower over the period.

»

Holdings of general obligation bonds and water and sewer bonds benefited performance while an underweight to transportation issues detracted from performance, as these sectors generally outperformed the overall municipal bond market for the period.

»	Exposure to lower-quality municipal bonds benefited performance as they outperformed the overall municipal bond market for the period.

14	PIMCO Funds	Private Account Portfolio Series

PIMCO Real Return Portfolio

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

U.S. Treasury Obligations	96.8%
Sovereign Issues	1.6%
Corporate Bonds & Notes	1.1%
Mortgage-Backed Securities	0.2%
Short-Term Instruments	0.2%
Other	0.1%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/28/00)
PIMCO Real Return Portfolio	6.77%	11.78%	5.54%	8.08%	8.17%
Citigroup 3-Month Treasury Bill Index	0.08%	0.12%	2.48%	2.41%	2.55%	**
Barclays Capital U.S. TIPS Index	6.40%	8.89%	5.49%	7.49%	7.49%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,067.67	$1,024.82
Expenses Paid During Period†	$0.26	$0.25

† Expenses are equal to the net annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Real Return Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts, or swap agreements.

»	An above-index U.S. nominal duration (or sensitivity to changes in market interest rates) benefited performance as the ten-year U.S. Treasury yield declined.

»	An above-index European nominal duration between March 31, 2010 and May 31, 2010 benefited performance as the ten-year European real yield decreased during this period.

»	An above-index Australian real duration benefited performance as the ten-year Australian real yield declined.

»

A below-index to U.S. Treasury Inflation-Protected Securities (“TIPS”) duration between March 31, 2010 and May 31, 2010 detracted from performance as the ten-year U.S. real yield declined during this period.

Semiannual Report	September 30, 2010	15

PIMCO Short-Term Portfolio

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

Mortgage-Backed Securities	53.6%
Corporate Bonds & Notes	19.6%
Asset-Backed Securities	12.7%
U.S. Government Agencies	12.0%
Short-Term Instruments	1.1%
Other	1.0%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010
	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/20/00)
PIMCO Short-Term Portfolio	6.25%	13.19%	4.01%	3.86%	4.05%
Citigroup 3-Month Treasury Bill Index	0.08%	0.12%	2.48%	2.41%	2.55%	**
3 Month USD LIBOR Index	0.21%	0.34%	3.27%	2.93%	3.08%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,062.51	$1,024.47
Expenses Paid During Period†	$0.62	$0.61

† Expenses are equal to the net annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Short-Term Portfolio seeks maximum total return, consistent with preservation of capital and liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An above-benchmark U.S. duration (or sensitivity to changes in market interest rates) added to returns as interest rates moved lower across most of the yield curve over the period.

»	A curve-steepening bias detracted from performance as the yield curve flattened over the period.

»	An emphasis on mortgage-backed securities benefited performance as they posted strong positive performance for the period.

»	Exposure to the investment grade corporate sector added to returns as the sector posted strong performance for the period.

16	PIMCO Funds	Private Account Portfolio Series

PIMCO Short-Term Floating NAV Portfolio

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

Repurchase Agreements	42.3%
U.S. Government Agencies	22.4%
Commercial Paper	18.6%
Corporate Bonds & Notes	10.7%
Other	6.0%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	Portfolio Inception (10/17/08)
PIMCO Short-Term Floating NAV Portfolio	0.22%	0.39%	0.56%
Citigroup 3-Month Treasury Bill Index	0.08%	0.12%	0.20%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/08.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,002.21	$1,025.07
Expenses Paid During Period†	$0.00	$0.00

† Expenses are equal to the net annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Short-Term Floating NAV Portfolio seeks maximum total return, consistent with preservation of capital and liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Portfolio had a focus on high-quality and short-maturity assets.

»	The Portfolio held exposure to investment-grade credit over the period as it provided a yield advantage over U.S. Treasuries.

»	The Portfolio’s weighted average maturity was relatively stable over the period to take advantage of higher yields further out the yield curve, ending the period at 62 days.

»	An allocation to longer-maturity securities helped provide a yield advantage over three-month U.S. Treasury bills as the yield curve was positively sloped for the period.

Semiannual Report	September 30, 2010	17

PIMCO Short-Term Floating NAV Portfolio II

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

Repurchase Agreements	35.4%
U.S. Government Agencies	25.6%
Commercial Paper	17.9%
Corporate Bonds & Notes	16.0%
Other	5.1%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	Portfolio Inception (06/09/09)
PIMCO Short-Term Floating NAV Portfolio II	0.20%	0.39%	0.38%
Citigroup 3-Month Treasury Bill Index	0.08%	0.12%	0.13%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 05/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,002.03	$1,024.82
Expenses Paid During Period†	$0.25	$0.25

† Expenses are equal to the net annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The Short-Term Floating NAV Portfolio II seeks maximum total return, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards.

»	The Portfolio had a focus on high-quality and short-maturity assets.

»	The Portfolio held exposure to investment-grade credit over the period as it provided a yield advantage over U.S. Treasuries.

»	The Portfolio’s weighted average maturity ended the period at 72 days, taking advantage of higher yields further out the yield curve.

»	An allocation to longer-maturity securities helped provide a yield advantage over three-month U.S. Treasury bills as the yield curve was positively sloped for the period.

18	PIMCO Funds	Private Account Portfolio Series

PIMCO U.S. Government Sector Portfolio

Cumulative Returns Through September 30, 2010

$1,000,000 invested at the beginning of the first full month following the inception date.

Allocation Breakdown‡

U.S. Treasury Obligations	68.3%
U.S. Government Agencies	14.6%
Short-Term Instruments	8.9%
Mortgage-Backed Securities	5.3%
Corporate Bonds & Notes	1.9%
Other	1.0%
‡	% of Total Investments as of 09/30/10

Average Annual Total Return for the period ended September 30, 2010

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (01/31/00)
PIMCO U.S. Government Sector Portfolio	15.00%	19.08%	14.46%	10.94%	11.47%
Citigroup 3-Month Treasury Bill Index	0.08%	0.12%	2.48%	2.41%	2.62%
Barclays Capital Government Bond Index	6.87%	6.97%	6.10%	6.19%	6.52%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Shares may be worth more or less than original cost when redeemed. Performance data current to the most recent month-end is available by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (04/01/10)	$1,000.00	$1,000.00
Ending Account Value (09/30/10)	$1,149.98	$1,024.72
Expenses Paid During Period†	$0.38	$0.36

† Expenses are equal to the net annualized expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The U.S. Government Sector Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities of varying maturities, or in securities that provide exposure to the U.S. government securities sector, such as options, futures contracts, swap agreements, or mortgage-backed securities (“MBS”).

»

An overweight position to duration (or sensitivity to changes in market interest rates) versus the benchmark was positive for performance as yields fell across the majority of the yield curve. This was a significant contributor to absolute performance over the period.

»	A curve-steepening bias slightly detracted from performance as the two- to thirty-year yield spread flattened over the period.

»	An out-of-benchmark allocation to long Agency debentures detracted from performance as they slightly underperformed like-duration U.S. Treasuries over the period.

»	An out-of-benchmark allocation to long-dated interest rate swaps contributed to performance as the thirty-year swap spread narrowed over the period.

Semiannual Report	September 30, 2010	19

Benchmark Descriptions

Index	Description

3 Month USD LIBOR Index	3 Month USD LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Barclays Capital Asset-Backed Securities Index	Barclays Capital Asset-Backed Securities Index has 5 subsectors: credit and charge cards, autos, home equity loans, utility, and manufactured housing. The index includes pass-through, bullet, and controlled amortization structures. It includes only the senior class of each ABS issue; subordinate tranches are not included. It is not possible to invest directly in an unmanaged index.

Barclays Capital Credit Investment Grade Index (Ex-Aa3 and Higher)	Barclays Capital Credit Investment Grade Index (Ex-Aa3 and Higher) consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in an unmanaged index.

Barclays Capital Government Bond Index	Barclays Capital Government Bond Index consists of securities issued by the U.S. Government with a maturity of one year or more. It is not possible to invest directly in an unmanaged index.

Barclays Capital Long Municipal Bond Index	Barclays Capital Long Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. It is not possible to invest directly in an unmanaged index.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. Long Credit Index	Barclays Capital U.S. Long Credit Index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. MBS Fixed Rate Index	Barclays Capital U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. It is not possible to invest directly in an unmanaged index.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch U.S. High Yield, BB-B Rated Index	BofA Merrill Lynch U.S. High Yield, BB-B Rated Index is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Prior to 1/97, data represents that of BofA Merrill Lynch High Yield Cash Pay, BB-B rated. BofA Merrill Lynch High Yield Cash Pay, BB-B rated. is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Excludes pay-in-kind bonds and deferred interest bonds that are not yet accruing a coupon. It is not possible to invest directly in an unmanaged index.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

20	PIMCO Funds	Private Account Portfolio Series

Index	Description

Custom JPM ELMI+ Benchmark	Custom JPM ELMI+ Benchmark consists of custom weights of selected countries within the JPMorgan Emerging Local Markets Index Plus. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The index represents the unhedged performance of the constituent stocks, in US dollars. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2010	21

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

PIMCO Asset-Backed Securities Portfolio
04/01/2010 - 09/30/2010+	$9.69	$0.31	$1.08	$1.39	$(0.30)	$0.00	$0.00
03/31/2010	7.14	0.41	2.65	3.06	(0.33)	(0.18)	0.00
03/31/2009	10.80	0.62	(2.91)	(2.29)	(0.80)	(0.57)	0.00
03/31/2008	10.66	0.59	0.06	0.65	(0.51)	0.00	0.00
03/31/2007	10.47	0.60	0.15	0.75	(0.56)	0.00	0.00
03/31/2006	10.57	0.55	(0.13)	0.42	(0.52)	0.00	0.00

PIMCO Developing Local Markets Portfolio
04/01/2010 - 09/30/2010+	$5.67	$0.11	$0.32	$0.43	$(0.30)	$0.00	$0.00
03/31/2010	4.75	0.19	1.14	1.33	(0.41)	0.00	0.00
03/31/2009	11.99	0.46	(3.99)	(3.53)	(0.34)	(3.37)	0.00
03/31/2008	11.55	0.64	1.12	1.76	(0.91)	(0.41)	0.00
03/31/2007	11.17	0.60	0.60	1.20	(0.51)	(0.31)	0.00
03/31/2006	10.98	0.42	0.47	0.89	(0.29)	(0.41)	0.00

PIMCO Emerging Markets Portfolio
04/01/2010 - 09/30/2010+	$10.02	$0.30	$0.62	$0.92	$(0.05)	$0.00	$0.00
03/31/2010	8.39	0.56	1.09	1.65	(0.01)	0.00	(0.01)
03/31/2009	10.77	0.74	(2.46)	(1.72)	(0.54)	(0.12)	0.00
03/31/2008	11.20	0.65	(0.01)	0.64	(0.95)	(0.12)	0.00
03/31/2007	11.32	0.68	0.53	1.21	(0.74)	(0.59)	0.00
03/31/2006	10.92	0.70	0.84	1.54	(0.71)	(0.43)	0.00

PIMCO High Yield Portfolio
04/01/2010 - 09/30/2010+	$7.48	$0.29	$0.19	$0.48	$(0.35)	$0.00	$0.00
03/31/2010	5.14	0.59	2.37	2.96	(0.62)	0.00	0.00
03/31/2009	8.06	0.64	(2.58)	(1.94)	(0.65)	(0.33)	0.00
03/31/2008	8.55	0.63	(0.45)	0.18	(0.62)	(0.05)	0.00
03/31/2007	8.32	0.64	0.15	0.79	(0.56)	0.00	0.00
03/31/2006	8.25	0.64	0.05	0.69	(0.62)	0.00	0.00

PIMCO International Portfolio
04/01/2010 - 09/30/2010+	$4.49	$0.03	$0.25	$0.28	$(0.23)	$0.00	$0.00
03/31/2010	4.57	0.10	0.51	0.61	(0.69)	0.00	0.00
03/31/2009	4.58	0.14	0.00	0.14	(0.15)	0.00	0.00
03/31/2008	4.53	0.21	0.10	0.31	(0.26)	0.00	0.00
03/31/2007	5.06	0.18	(0.05)	0.13	(0.66)	0.00	0.00
03/31/2006	5.86	0.14	0.02	0.16	(0.66)	(0.30)	0.00

PIMCO Investment Grade Corporate Portfolio
04/01/2010 - 09/30/2010+	$10.30	$0.29	$0.56	$0.85	$(0.29)	$0.00	$0.00
03/31/2010	7.74	0.60	2.61	3.21	(0.65)	0.00	0.00
03/31/2009	9.86	0.57	(2.28)	(1.71)	(0.41)	0.00	0.00
03/31/2008	10.03	0.58	(0.20)	0.38	(0.53)	(0.02)	0.00
03/31/2007	9.77	0.60	0.27	0.87	(0.61)	0.00	0.00
03/31/2006	9.74	0.57	0.09	0.66	(0.60)	(0.03)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

22	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.30)	$10.78	14.50%	$567,139	0.20	%*	0.05	%*	6.00	%*	189%
(0.51)	9.69	43.84	567,843	0.24		0.05		4.81		297
(1.37)	7.14	(22.39)	510,881	0.72		0.05		6.51		173
(0.51)	10.80	6.21	1,102,173	0.82		0.05		5.39		87
(0.56)	10.66	7.30	533,748	1.83		0.05		5.71		49
(0.52)	10.47	4.06	314,685	1.57		0.05		5.19		67

$(0.30)	$5.80	7.82%	$610,416	0.12	%*	0.12	%*	3.84	%*	17%
(0.41)	5.67	28.36	734,025	0.12		0.12		3.48		528
(3.71)	4.75	(30.04)	76,274	0.17		0.12		4.58		230
(1.32)	11.99	15.76	865,101	0.12		0.12		5.28		144
(0.82)	11.55	11.02	348,637	0.12		0.12		5.29		15
(0.70)	11.17	8.36	204,449	0.12		0.12		3.78		9

$(0.05)	$10.89	9.20%	$1,146,894	0.13	%*	0.12	%*	5.76	%*	27%
(0.02)	10.02	19.63	691,903	0.12		0.12		6.04		306
(0.66)	8.39	(16.30)	688,397	0.12		0.12		7.77		297
(1.07)	10.77	6.10	1,734,503	0.13		0.12		5.93		333
(1.33)	11.20	11.12	947,267	0.12		0.12		6.01		224
(1.14)	11.32	14.44	1,092,908	0.13		0.12		6.09		301

$(0.35)	$7.61	6.67%	$712,812	0.05	%*	0.05	%*	7.83	%*	52%
(0.62)	7.48	59.39	364,866	0.06		0.05		8.90		118
(0.98)	5.14	(24.62)	377,688	0.06		0.05		9.11		385
(0.67)	8.06	2.18	1,311,402	0.05		0.05		7.58		263
(0.56)	8.55	9.89	360,207	0.05		0.05		7.55		184
(0.62)	8.32	8.57	317,019	0.05		0.05		7.66		114

$(0.23)	$4.54	6.32%	$2,145,355	0.13	%*	0.12	%*	1.43	%*	158%
(0.69)	4.49	14.96	2,673,135	0.12		0.12		2.31		336
(0.15)	4.57	3.45	1,839,174	0.12		0.12		3.33		779
(0.26)	4.58	7.12	3,292,982	0.12		0.12		4.70		591
(0.66)	4.53	2.67	2,496,716	0.12		0.12		3.65		674
(0.96)	5.06	3.11	1,890,305	0.12		0.12		2.57		967

$(0.29)	$10.86	8.43%	$5,136,053	0.05	%*	0.05	%*	5.51	%*	37%
(0.65)	10.30	42.17	4,735,767	0.05		0.05		6.25		103
(0.41)	7.74	(17.61)	3,700,135	0.08		0.05		6.49		164
(0.55)	9.86	3.92	3,750,811	0.05		0.05		5.83		93
(0.61)	10.03	9.21	1,165,111	0.05		0.05		6.03		32
(0.63)	9.77	6.85	1,052,499	0.05		0.05		5.81		49

Semiannual Report	September 30, 2010	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO Long Duration Corporate Bond Portfolio
04/01/2010 - 09/30/2010+	$10.47	$0.32	$1.00	$1.32	$(0.27)	$0.00
03/31/2010	8.71	0.62	1.68	2.30	(0.44)	(0.10)
12/22/2008 - 03/31/2009	10.00	0.14	(1.40)	(1.26)	(0.03)	0.00

PIMCO Mortgage Portfolio
04/01/2010 - 09/30/2010+	$10.85	$0.18	$0.36	$0.54	$(0.18)	$0.00
03/31/2010	10.28	0.63	0.73	1.36	(0.78)	(0.01)
03/31/2009	10.63	0.75	(0.38)	0.37	(0.72)	0.00
03/31/2008	10.45	0.60	0.15	0.75	(0.57)	0.00
03/31/2007	10.29	0.57	0.17	0.74	(0.58)	0.00
03/31/2006	10.39	0.49	(0.16)	0.33	(0.42)	(0.01)

PIMCO Municipal Sector Portfolio
04/01/2010 - 09/30/2010+	$8.08	$0.22	$0.36	$0.58	$(0.22)	$0.00
03/31/2010	7.41	0.43	0.68	1.11	(0.44)	0.00
03/31/2009	9.40	0.40	(1.92)	(1.52)	(0.47)	0.00
03/31/2008	10.53	0.48	(1.06)	(0.58)	(0.45)	(0.10)
03/31/2007	10.27	0.51	0.22	0.73	(0.47)	0.00
03/31/2006	10.14	0.46	0.14	0.60	(0.47)	0.00

PIMCO Real Return Portfolio
04/01/2010 - 09/30/2010+	$8.94	$0.11	$0.49	$0.60	$(0.09)	$0.00
03/31/2010	8.55	0.46	0.52	0.98	(0.59)	0.00
03/31/2009	11.35	0.26	(1.23)	(0.97)	(0.26)	(1.57)
03/31/2008	10.49	0.67	0.84	1.51	(0.65)	0.00
03/31/2007	10.46	0.42	0.11	0.53	(0.42)	(0.08)
03/31/2006	11.40	0.62	(0.48)	0.14	(0.76)	(0.32)

PIMCO Short-Term Portfolio
04/01/2010 - 09/30/2010+	$8.82	$0.21	$0.34	$0.55	$(0.18)	$0.00
03/31/2010	7.36	0.39	1.43	1.82	(0.36)	0.00
03/31/2009	9.19	0.43	(1.69)	(1.26)	(0.57)	0.00
03/31/2008	9.81	0.50	(0.61)	(0.11)	(0.51)	0.00
03/31/2007	9.72	0.52	0.02	0.54	(0.45)	0.00
03/31/2006	9.77	0.37	(0.01)	0.36	(0.41)	0.00

PIMCO Short-Term Floating NAV Portfolio
04/01/2010 - 09/30/2010+	$10.01	$0.02	$0.01	$0.03	$(0.02)	$0.00
03/31/2010	10.01	0.03	0.01	0.04	(0.04)	0.00
10/17/2008 - 03/31/2009	10.00	0.02	0.04	0.06	(0.05)	0.00

PIMCO Short-Term Floating NAV Portfolio II
04/01/2010 - 09/30/2010+	$10.01	$0.02	$0.00	$0.02	$(0.02)	$0.00
06/09/2009 - 03/31/2010	10.00	0.02	0.01	0.03	(0.02)	0.00

PIMCO U.S. Government Sector Portfolio
04/01/2010 - 09/30/2010+	$9.54	$0.13	$1.29	$1.42	$(0.13)	$0.00
03/31/2010	9.29	0.27	1.02	1.29	(0.53)	(0.51)
03/31/2009	12.96	0.45	0.53	0.98	(0.51)	(4.14)
03/31/2008	10.59	0.56	2.45	3.01	(0.64)	0.00
03/31/2007	10.38	0.53	0.19	0.72	(0.51)	0.00
03/31/2006	10.68	0.42	(0.30)	0.12	(0.40)	(0.02)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

24	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.27)	$11.52	12.79%	$5,803,051	0.05	%*	0.05	%*	0.05	%*	0.05	%*	5.86	%*	157%
(0.54)	10.47	26.73	3,886,734	0.05		0.05		0.05		0.05		6.07		200
(0.03)	8.71	(12.64)	267,186	0.10	*	0.17	*	0.05	*	0.12	*	5.67	*	73

$(0.18)	$11.21	4.97%	$6,378,934	0.05	%*	0.05	%*	0.05	%*	0.05	%*	3.18	%*	631%
(0.79)	10.85	13.66	5,554,742	0.13		0.13		0.05		0.05		5.84		1,105
(0.72)	10.28	3.75	10,215,177	0.97		0.97		0.05		0.05		7.28		1,002
(0.57)	10.63	7.40	13,802,040	1.25		1.25		0.05		0.05		5.72		604
(0.58)	10.45	7.32	9,284,142	0.26		0.26		0.05		0.05		5.52		668
(0.43)	10.29	3.16	13,131,692	0.05		0.05		0.05		0.05		4.70		616

$(0.22)	$8.44	7.24%	$740,922	0.21	%*	0.21	%*	0.05	%*	0.05	%*	5.41	%*	6%
(0.44)	8.08	15.17	828,575	0.13		0.13		0.05		0.05		5.35		42
(0.47)	7.41	(16.34)	958,402	0.48		0.48		0.05		0.05		4.92		77
(0.55)	9.40	(5.67)	389,284	1.43		1.43		0.05		0.05		4.81		46
(0.47)	10.53	7.26	267,835	1.25		1.25		0.05		0.05		4.87		79
(0.47)	10.27	5.98	371,200	0.90		0.90		0.05		0.05		4.45		49

$(0.09)	$9.45	6.77%	$1,536,559	0.05	%*	0.05	%*	0.05	%*	0.05	%*	2.35	%*	308%
(0.59)	8.94	11.80	282,676	0.08		0.08		0.05		0.05		5.31		594
(1.83)	8.55	(7.59)	950,253	0.10		0.10		0.05		0.05		2.70		1,242
(0.65)	11.35	15.04	700,395	0.05		0.05		0.05		0.05		6.31		954
(0.50)	10.49	5.21	912,909	0.05		0.05		0.05		0.05		3.97		561
(1.08)	10.46	1.07	964,745	0.05		0.05		0.05		0.05		5.48		414

$(0.18)	$9.19	6.25%	$1,412,989	0.12	%*	0.12	%*	0.05	%*	0.05	%*	4.74	%*	21%
(0.36)	8.82	25.14	1,217,876	0.09		0.09		0.05		0.05		4.72		146
(0.57)	7.36	(13.94)	1,436,199	0.39		0.39		0.05		0.05		5.01		202
(0.51)	9.19	(1.21)	3,464,321	0.53		0.53		0.05		0.05		5.20		317
(0.45)	9.81	5.67	5,475,245	0.18		0.18		0.05		0.05		5.27		121
(0.41)	9.72	3.71	1,383,307	0.05		0.05		0.05		0.05		3.75		205

$(0.02)	$10.02	0.22%	$43,022,643	0.00	%*	0.00	%*	0.00	%*	0.00	%*	0.34	%*	24%
(0.04)	10.01	0.46	35,523,113	0.00		0.00		0.00		0.00		0.31		125
(0.05)	10.01	0.41	5,586,486	0.00	*	0.00	*	0.00	*	0.00	*	0.35	*	N/A

$(0.02)	$10.01	0.20%	$3,255,449	0.05	%*	0.05	%*	0.05	%*	0.05	%*	0.33	%*	56%
(0.02)	10.01	0.30	2,794,627	0.05	*	0.05	*	0.05	*	0.05	*	0.24	*	82

$(0.13)	$10.83	15.00%	$5,901,319	0.07	%*	0.07	%*	0.05	%*	0.05	%*	2.61	%*	204%
(1.04)	9.54	14.35	4,016,293	0.06		0.06		0.05		0.05		2.83		656
(4.65)	9.29	9.05	3,188,005	0.11		0.11		0.05		0.05		3.92		664
(0.64)	12.96	29.67	4,146,692	0.11		0.11		0.05		0.05		5.06		533
(0.51)	10.59	7.09	8,037,047	0.05		0.05		0.05		0.05		5.03		361
(0.42)	10.38	1.04	6,869,541	0.05		0.05		0.05		0.05		3.88		628

Semiannual Report	September 30, 2010	25

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Asset-Backed Securities Portfolio	PIMCO Developing Local Markets Portfolio	PIMCO Emerging Markets Portfolio	PIMCO High Yield Portfolio	PIMCO International Portfolio

Assets:
Investments, at value	$859,244	$466,243	$907,431	$608,601	$2,001,521
Investments in Affiliates, at value	20,177	143,236	248,954	24,764	174
Repurchase agreements, at value	750	258	0	1,228	0
Cash	20	0	611	0	260
Deposits with counterparty	0	0	0	1	5
Foreign currency, at value	0	457	288	21	13,068
Receivable for investments sold	12,576	488	28,187	3,233	435,074
Receivable for investments in Affiliates sold	0	0	0	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	12,010
Receivable for Portfolio shares sold	509	0	820	86,380	3,410
Interest and dividends receivable	4,052	6,764	13,500	11,743	27,486
Dividends receivable from Affiliates	5	56	57	18	24
Variation margin receivable	0	0	0	0	1
Swap premiums paid	3,339	0	44,736	0	4,082
Unrealized appreciation on foreign currency contracts	0	35,347	16,100	410	32,961
Unrealized appreciation on swap agreements	15,518	801	16,648	2,706	2,934
Other assets	0	0	0	0	0
	916,190	653,650	1,277,332	739,105	2,533,010

Liabilities:
Payable for reverse repurchase agreements	$57,792	$0	$0	$0	$7,676
Payable for investments purchased	147,761	0	34,266	16,116	175,732
Payable for investments in Affiliates purchased	5	56	57	18	24
Payable for investments purchased on a delayed-delivery basis	82,781	0	0	0	41,285
Payable for short sales	0	0	0	0	30,380
Deposits from counterparty	15,611	16,211	57,130	0	9,341
Payable for floating rate notes issued	0	0	0	0	0
Payable for Portfolio shares redeemed	2,671	10,900	18,663	1,926	10,193
Dividends payable	0	0	0	0	0
Overdraft due to custodian	0	0	0	106	0
Written options outstanding	0	0	0	312	0
Accrued related party fees	22	65	104	26	216
Variation margin payable	0	0	0	0	1,548
Swap premiums received	31,030	0	4,348	4,312	2,941
Unrealized depreciation on foreign currency contracts	0	16,002	11,715	3,469	102,804
Unrealized depreciation on swap agreements	11,378	0	4,107	8	5,515
Other liabilities	0	0	48	0	0
	349,051	43,234	130,438	26,293	387,655

Net Assets	$567,139	$610,416	$1,146,894	$712,812	$2,145,355

Net Assets Consist of:
Paid in capital	$635,518	$658,992	$1,121,864	$859,054	$2,300,563
Undistributed (overdistributed) net investment income	10,163	23,177	(3,078)	13,906	(9,058)
Accumulated undistributed net realized gain (loss)	(4,786)	(100,287)	(45,432)	(179,720)	(77,316)
Net unrealized appreciation (depreciation)	(73,756)	28,534	73,540	19,572	(68,834)
	$567,139	$610,416	$1,146,894	$712,812	$2,145,355

Shares Issued and Outstanding:	52,613	105,240	105,322	93,609	472,895

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)	$10.78	$5.80	$10.89	$7.61	$4.54

Cost of Investments Owned	$939,539	$458,062	$851,021	$589,223	$1,995,362
Cost of Investments in Affiliates Owned	$20,177	$143,240	$248,961	$24,766	$174
Cost of Repurchase Agreements Owned	$750	$258	$0	$1,228	$0
Cost of Foreign Currency Held	$0	$439	$285	$16	$12,924
Proceeds Received on Short Sales	$0	$0	$0	$0	$29,141
Premiums Received on Written Options	$0	$0	$0	$339	$0

26	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

PIMCO Investment Grade Corporate Portfolio	PIMCO Long Duration Corporate Bond Portfolio	PIMCO Mortgage Portfolio	PIMCO Municipal Sector Portfolio	PIMCO Real Return Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government Sector Portfolio

$5,205,440	$6,286,481	$9,970,389	$804,466	$1,596,027	$1,807,215	$25,073,766	$2,109,949	$5,365,087
41,904	36,853	147,348	0	136	4,523	0	0	514,904
0	0	1,709	0	2,213	6,390	18,378,092	1,155,700	5,086
1,481	14,561	9,635	0	425	64	0	0	16
0	18	24,900	0	0	0	0	0	28
9	3,695	0	0	193	0	0	3	0
16,903	63,021	8,527,768	498	7,957	1,705	73,557	0	15,608
0	0	0	0	0	0	0	0	9,100
0	42,325	0	0	14,703	0	0	0	0
4,830	26,000	11,540	800	1,100	720	0	0	7,130
70,769	87,663	22,632	10,027	8,497	7,968	47,014	4,418	35,698
6	16	389	0	11	1	0	0	208
0	922	0	0	1	0	0	0	1,132
2,242	4,632	36,751	0	153	0	0	0	29,315
0	900	0	0	264	0	0	0	0
13,110	9,833	43,548	0	605	6,841	0	0	54,671
0	0	0	38	0	0	0	0	0
5,356,694	6,576,920	18,796,609	815,829	1,632,285	1,835,427	43,572,429	3,270,070	6,037,983

$0	$0	$0	$0	$0	$396,668	$0	$0	$2,970
124,756	280,641	9,972,073	510	14,823	27	529,693	0	1,084
6	16	389	0	11	1	0	0	208
51,697	450,945	0	0	71,632	0	0	0	0
0	0	2,249,993	0	0	0	0	0	11,694
6,190	9,521	47,224	0	2,250	10,191	3,149	0	85,917
0	0	0	69,506	0	0	0	0	0
23,325	5,300	34,914	3,360	5,688	3,083	0	0	34,541
0	0	0	0	0	0	0	7	0
0	0	0	1,322	0	0	16,944	14,469	0
0	18,475	0	0	474	0	0	0	0
213	232	237	31	64	59	0	145	250
0	0	0	0	0	0	0	0	0
9,702	5,285	67,269	0	194	4,979	0	0	0
0	2,049	0	0	552	0	0	0	0
4,745	1,405	45,576	0	38	7,430	0	0	0
7	0	0	178	0	0	0	0	0
220,641	773,869	12,417,675	74,907	95,726	422,438	549,786	14,621	136,664

$5,136,053	$5,803,051	$6,378,934	$740,922	$1,536,559	$1,412,989	$43,022,643	$3,255,449	$5,901,319

$4,791,684	$5,207,196	$6,088,475	$685,984	$1,471,387	$1,807,262	$42,998,565	$3,253,419	$5,260,503
29,364	37,008	23,587	6,235	3,062	15,486	18	2	8,940
(151,390)	110,563	291,352	(15,839)	18,666	(309,521)	6,577	308	438,418
466,395	448,284	(24,480)	64,542	43,444	(100,238)	17,483	1,720	193,458
$5,136,053	$5,803,051	$6,378,934	$740,922	$1,536,559	$1,412,989	$43,022,643	$3,255,449	$5,901,319

472,789	503,777	569,285	87,804	162,606	153,748	4,294,391	325,147	545,122

$10.86	$11.52	$11.21	$8.44	$9.45	$9.19	$10.02	$10.01	$10.83

$4,747,411	$5,843,107	$9,993,239	$728,337	$1,553,006	$1,906,865	$25,056,283	$2,108,229	$5,281,314
$41,904	$36,853	$147,348	$0	$136	$4,523	$0	$0	$514,947
$0	$0	$1,709	$0	$2,213	$6,390	$18,378,092	$1,155,700	$5,086
$8	$3,564	$0	$0	$181	$0	$0	$3	$0
$0	$0	$2,250,391	$0	$0	$0	$0	$0	$11,791
$0	$15,101	$0	$0	$491	$0	$0	$0	$0

Semiannual Report	September 30, 2010	27

Statements of Operations

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	PIMCO Asset-Backed Securities Portfolio	PIMCO Developing Local Markets Portfolio	PIMCO Emerging Markets Portfolio	PIMCO High Yield Portfolio	PIMCO International Portfolio

Investment Income:
Interest, net of foreign taxes*	$16,547	$13,596	$22,929	$18,248	$17,381
Dividends	0	0	0	18	0
Dividends from Affiliate investments	19	142	139	52	417
Miscellaneous income	0	0	0	0	11
Total Income	16,566	13,738	23,068	18,318	17,809

Expenses:
Investment advisory fees	54	69	78	46	229
Supervisory and administrative fees	80	347	390	69	1,145
Trustees’ fees	1	1	2	1	5
Interest expense	407	7	26	6	76
Miscellaneous expense	3	3	4	2	9
Total Expenses	545	427	500	124	1,464

Net Investment Income	16,021	13,311	22,568	18,194	16,345

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	16,157	5,426	547	7,490	10,041
Net realized gain on Affiliate investments	9	20	32	14	27
Net realized gain (loss) on futures contracts, written options and swaps	6,737	286	5,685	3,149	169,088
Net realized gain (loss) on foreign currency transactions	0	383	(6,920)	(17)	23,509
Net change in unrealized appreciation on investments	30,881	6,256	35,907	9,861	80,433
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	(4)	(7)	(2)	7
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	4,317	338	7,408	(735)	(77,114)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	21,237	5,782	(2,950)	(82,721)
Net Gain	58,101	33,942	48,434	16,810	123,270

Net Increase in Net Assets Resulting from Operations	$74,122	$47,253	$71,002	$35,004	$139,615

* Foreign tax withholdings	$0	$0	$45	$0	$0

28	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

PIMCO Investment Grade Corporate Portfolio	PIMCO Long Duration Corporate Bond Portfolio	PIMCO Mortgage Portfolio	PIMCO Municipal Sector Portfolio	PIMCO Real Return Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government Sector Portfolio

$131,993	$137,693	$89,848	$21,599	$14,340	$37,177	$66,450	$6,052	$72,410
1,113	13	0	0	15	4	0	0	0
147	104	1,857	0	43	36	0	0	445
0	5	0	0	0	0	0	0	0
133,253	137,815	91,705	21,599	14,398	37,217	66,450	6,052	72,855

479	465	567	77	119	153	0	320	542
718	697	850	115	179	229	0	480	813
9	6	17	2	2	3	0	0	10
18	67	69	625	20	554	73	24	496
18	18	25	3	1	5	0	8	15
1,242	1,253	1,528	822	321	944	73	832	1,876

132,011	136,562	90,177	20,777	14,077	36,273	66,377	5,220	70,979

58,678	85,130	137,321	9,304	19,468	(14,660)	4,039	118	191,032
62	48	736	0	12	9	0	0	159
5,238	21,599	35,277	0	(496)	(1,576)	0	0	193,994
31	1,044	0	0	2,133	0	0	0	0
197,160	343,384	16,754	23,286	36,702	69,771	16,284	1,517	236,909
0	0	0	0	0	0	0	0	(43)
5,044	(4,593)	(11,370)	0	(528)	(3,330)	0	0	61,183
0	(1,181)	0	0	(522)	0	0	0	0
266,213	445,431	178,718	32,590	56,769	50,214	20,323	1,635	683,234

$398,224	$581,993	$268,895	$53,367	$70,846	$86,487	$86,700	$6,855	$754,213

$14	$0	$0	$0	$0	$0	$0	$0	$0

Semiannual Report	September 30, 2010	29

Statements of Changes in Net Assets

	PIMCO Asset-Backed Securities Portfolio		PIMCO Developing Local Markets Portfolio		PIMCO Emerging Markets Portfolio

(Amounts In thousands)	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$16,021	$26,752	$13,311	$20,711	$22,568	$38,594
Net realized gain (loss)	22,894	(23,866)	6,095	49,366	(688)	(79,768)
Net realized gain (loss) on Affiliate investments	9	11	20	34	32	37
Net change in unrealized appreciation (depreciation)	35,198	199,174	27,831	33,018	49,097	152,830
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	(4)	0	(7)	0
Net increase resulting from operations	74,122	202,071	47,253	103,129	71,002	111,693

Distributions to Shareholders:
From net investment income	(15,000)	(20,995)	(35,000)	(53,336)	(4,000)	0
From net realized capital gains	0	(10,995)	0	0	0	0
Tax basis return of capital	0	0	0	0	0	(969)

Total Distributions	(15,000)	(31,990)	(35,000)	(53,336)	(4,000)	(969)

Portfolio Share Transactions:
Receipts for shares sold	60,940	103,320	173,303	765,429	511,620	234,456
Issued as reinvestment of distributions	14,756	31,689	28,836	42,252	3,944	957
Cost of shares redeemed	(135,522)	(248,128)	(338,001)	(199,723)	(127,575)	(342,631)
Net increase (decrease) resulting from Portfolio share transactions	(59,826)	(113,119)	(135,862)	607,958	387,989	(107,218)

Total Increase (Decrease) in Net Assets	(704)	56,962	(123,609)	657,751	454,991	3,506

Net Assets:
Beginning of period	567,843	510,881	734,025	76,274	691,903	688,397
End of period*	$567,139	$567,843	$610,416	$734,025	$1,146,894	$691,903

*Including undistributed (overdistributed) net investment income of:	$10,163	$9,142	$23,177	$44,866	$(3,078)	$(21,646)

30	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

PIMCO High Yield Portfolio		PIMCO International Portfolio		PIMCO Investment Grade Corporate Portfolio		PIMCO Long Duration Corporate Bond Portfolio

Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

$18,194	$34,199	$16,345	$45,592	$132,011	$268,224	$136,562	$104,909
10,622	(16,681)	202,638	205,355	63,947	(38,230)	107,773	32,790
14	7	27	(2)	62	132	48	20
6,176	162,339	(79,402)	35,414	202,204	1,208,812	337,610	117,545
(2)	0	7	(8)	0	(6)	0	0
35,004	179,864	139,615	286,351	398,224	1,438,932	581,993	255,264

(22,000)	(35,421)	(110,998)	(290,862)	(133,858)	(281,185)	(120,700)	(89,873)
0	0	0	0	0	0	0	(23,745)
0	0	0	0	0	0	0	0

(22,000)	(35,421)	(110,998)	(290,862)	(133,858)	(281,185)	(120,700)	(113,618)

387,780	3,324	183,082	1,200,601	849,279	1,634,342	1,681,400	3,745,932
21,699	35,028	107,758	286,204	130,835	275,516	120,203	112,918
(74,537)	(195,617)	(847,237)	(648,333)	(844,194)	(2,031,973)	(346,579)	(380,948)
334,942	(157,265)	(556,397)	838,472	135,920	(122,115)	1,455,024	3,477,902

347,946	(12,822)	(527,780)	833,961	400,286	1,035,632	1,916,317	3,619,548

364,866	377,688	2,673,135	1,839,174	4,735,767	3,700,135	3,886,734	267,186
$712,812	$364,866	$2,145,355	$2,673,135	$5,136,053	$4,735,767	$5,803,051	$3,886,734

$13,906	$17,712	$(9,058)	$85,595	$29,364	$31,211	$37,008	$21,146

Semiannual Report	September 30, 2010	31

Statements of Changes in Net Assets (Cont.)

	PIMCO Mortgage Portfolio		PIMCO Municipal Sector Portfolio		PIMCO Real Return Portfolio

(Amounts In thousands)	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$90,177	$537,761	$20,777	$49,694	$14,077	$28,545
Net realized gain (loss)	172,598	116,862	9,304	14,470	21,105	58,031
Net realized gain on Affiliate investments	736	39	0	0	12	3
Net change in unrealized appreciation (depreciation)	5,384	582,173	23,286	70,424	35,652	(26,374)
Net change in unrealized (depreciation) on Affiliate investments	0	0	0	0	0	0
Net increase resulting from operations	268,895	1,236,835	53,367	134,588	70,846	60,205

Distributions to Shareholders:
From net investment income	(88,005)	(694,065)	(19,499)	(48,743)	(14,400)	(27,786)
From net realized capital gains	0	(13,305)	0	0	0	0

Total Distributions	(88,005)	(707,370)	(19,499)	(48,743)	(14,400)	(27,786)

Portfolio Share Transactions:
Receipts for shares sold	1,254,040	2,393,871	38,640	274,005	1,901,535	61,361
Issued as reinvestment of distributions	86,448	695,640	19,270	48,297	14,291	27,643
Cost of shares redeemed	(697,186)	(8,279,411)	(179,431)	(537,974)	(718,389)	(789,000)
Net increase (decrease) resulting from Portfolio share transactions	643,302	(5,189,900)	(121,521)	(215,672)	1,197,437	(699,996)

Total Increase (Decrease) in Net Assets	824,192	(4,660,435)	(87,653)	(129,827)	1,253,883	(667,577)

Net Assets:
Beginning of period	5,554,742	10,215,177	828,575	958,402	282,676	950,253
End of period*	$6,378,934	$5,554,742	$740,922	$828,575	$1,536,559	$282,676

*Including undistributed net investment income of:	$23,587	$21,415	$6,235	$4,957	$3,062	$3,385

32	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

PIMCO Short-Term Portfolio		PIMCO Short-Term Floating NAV Portfolio		PIMCO Short-Term Floating NAV Portfolio II		PIMCO U.S. Government Sector Portfolio

Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Period from June 9, 2009 to March 31, 2010	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

$36,273	$67,727	$66,377	$33,253	$5,220	$1,755	$70,979	$101,905
(16,236)	(107,832)	4,039	5,038	118	249	385,026	597,800
9	61	0	0	0	0	159	7
66,441	367,051	16,284	(207)	1,517	203	298,092	(228,041)
0	(5)	0	0	0	0	(43)	(6)
86,487	327,002	86,700	38,084	6,855	2,207	754,213	471,665

(28,000)	(62,242)	(66,359)	(33,311)	(5,218)	(1,755)	(74,998)	(195,912)
0	0	0	(2,599)	0	(59)	0	(180,704)

(28,000)	(62,242)	(66,359)	(35,910)	(5,218)	(1,814)	(74,998)	(376,616)

604,740	759,234	80,591,100	124,370,800	8,093,900	7,968,300	2,250,431	2,125,246
27,817	61,049	66,358	35,910	5,159	1,792	73,557	371,676
(495,931)	(1,303,366)	(73,178,269)	(94,472,257)	(7,639,874)	(5,175,858)	(1,118,177)	(1,763,683)
136,626	(483,083)	7,479,189	29,934,453	459,185	2,794,234	1,205,811	733,239

195,113	(218,323)	7,499,530	29,936,627	460,822	2,794,627	1,885,026	828,288

1,217,876	1,436,199	35,523,113	5,586,486	2,794,627	0	4,016,293	3,188,005
$1,412,989	$1,217,876	$43,022,643	$35,523,113	$3,255,449	$2,794,627	$5,901,319	$4,016,293

$15,486	$7,213	$18	$0	$2	$0	$8,940	$12,959

Semiannual Report	September 30, 2010	33

Statements of Cash Flows

Six Months Ended September 30, 2010 (Unaudited)
(Amounts in thousands)	Asset-Backed Securities Portfolio	Short-Term Portfolio

Decrease in Cash from:

Cash flows provided by (used for) operating activities:

Net increase in net assets resulting from operations (excluding interest expense)	$74,529	$87,041

Adjustments to reconcile net increase in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term securities	(1,575,003)	(1,118,498)
Proceeds from sales of long-term securities	2,110,685	2,304,940
Purchases of short-term portfolio investments, net	(414,428)	(1,717,304)
Decrease in receivable for investments sold	84,196	1,591
Increase in interest and dividends receivable	(271)	(2,284)
Increase in swap premiums paid	(29,608)	(9,019)
Increase in payable for investments purchased	36,416	19
Increase (decrease) in related party fees	(2)	5
Payment from futures transactions	901	0
Unrealized appreciation on investments	(35,198)	(66,441)
Net realized gain (loss) on investments	(22,903)	16,227
Net premium (amortization) on investments	(1,762)	4
Net cash provided by (used for) operating activities	227,552	(503,719)

Cash flows received from (used for) financing activities:
Proceeds from shares sold	60,581	604,950
Payment on shares redeemed	(133,391)	(493,548)
Cash dividend paid*	(244)	(183)
Net borrowing (repayment) of reverse repurchase agreements	(153,109)	386,168
Interest expense paid	(407)	(554)
Increase (decrease) in payable to counterparty	(3,080)	6,521
Net cash received from (used for) financing activities	(229,650)	503,354

Net Decrease in Cash	(2,098)	(365)

Cash:
Beginning of period	2,118	429
End of period	$20	$64

* Reinvestment of dividends	$14,756	$27,817

34	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments PIMCO Asset-Backed Securities Portfolio

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 4.4%

BANKING & FINANCE 1.4%

American International Group, Inc.
5.850% due 01/16/2018 (f)	$3,000	$3,120

Charlotte Gateway Village LLC
6.410% due 12/01/2016	1,335	1,402

General Electric Capital Corp.
6.875% due 01/10/2039 (f)	1,000	1,152

Preferred Term Securities XIII Ltd.
0.842% due 03/24/2034	2,034	1,240

Prudential Financial, Inc.
6.625% due 12/01/2037 (f)	1,000	1,131

		8,045

INDUSTRIALS 3.0%

CVS Pass-Through Trust
5.880% due 01/10/2028 (f)	1,763	1,867

Masco Corp.
5.875% due 07/15/2012	5,000	5,191

Northwest Airlines 2001-2 Class A Pass-Through Trust
0.904% due 02/06/2015	1,388	1,285

Times Square Hotel Trust
8.528% due 08/01/2026 (f)	6,753	6,880

UAL 2007-1 Pass-Through Trust
6.636% due 01/02/2024	1,737	1,733

		16,956

Total Corporate Bonds & Notes (Cost $25,078)		25,001

MUNICIPAL BONDS & NOTES 0.5%

WEST VIRGINIA 0.5%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,795	2,948

Total Municipal Bonds & Notes (Cost $3,570)		2,948

U.S. GOVERNMENT AGENCIES 24.5%

Fannie Mae
0.386% due 03/25/2036 (f)	226	209
0.496% due 08/25/2031 - 05/25/2032	438	397
0.606% due 12/25/2016 - 11/25/2032	14	14
0.681% due 09/17/2027	7	7
0.706% due 02/25/2033 (f)	314	315
0.731% due 06/25/2021 (f)	58	58
0.731% due 10/25/2021	23	23
0.766% due 10/25/2031 (f)	54	54
0.781% due 01/25/2020 - 09/25/2021 (f)	124	125
0.781% due 11/25/2021 - 03/25/2022	15	15
0.831% due 12/25/2021	27	27
0.857% due 11/18/2031	21	21
0.906% due 11/25/2031 (f)	384	388
0.981% due 04/25/2022	21	21
1.031% due 05/25/2022 (f)	43	44
1.131% due 05/25/2018 (f)	88	90
1.131% due 10/25/2020	21	21
1.181% due 08/25/2023 (f)	62	63
1.256% due 04/25/2032 (f)	39	40
1.281% due 12/25/2023 (f)	79	81
1.431% due 10/25/2022 - 09/25/2023	53	54
1.586% due 10/01/2044 (f)	225	225
1.588% due 03/01/2044	12	12

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 12/25/2023 (f)	$99	$100
1.754% due 02/01/2033 (f)	508	520
1.786% due 11/01/2030 - 10/01/2040 (f)	154	157
1.956% due 06/01/2033 (f)	63	64
2.110% due 12/25/2021	12	13
2.174% due 07/01/2035 (f)	100	105
2.178% due 11/01/2034 (f)	98	103
2.248% due 08/01/2033 (f)	148	154
2.272% due 09/01/2033	25	26
2.333% due 12/01/2033	4	4
2.340% due 11/01/2035	16	16
2.350% due 03/01/2035 (f)	93	97
2.362% due 04/01/2018	11	11
2.393% due 02/01/2035 (f)	58	60
2.450% due 08/01/2033 (f)	103	108
2.459% due 03/01/2030	18	19
2.476% due 09/01/2033 (f)	102	106
2.479% due 05/01/2034 (f)	111	116
2.482% due 08/01/2032 (f)	36	38
2.500% due 03/01/2029	9	9
2.500% due 04/01/2032 (f)	81	84
2.510% due 01/01/2035 (f)	51	53
2.512% due 02/01/2035 (f)	83	86
2.516% due 04/01/2033 (f)	50	52
2.529% due 03/01/2033	5	6
2.590% due 05/01/2033 (f)	197	206
2.591% due 11/01/2032 (f)	182	189
2.606% due 09/01/2033 (f)	30	31
2.632% due 10/01/2032 (f)	31	32
2.636% due 07/01/2033 (f)	46	48
2.650% due 01/01/2033 (f)	51	53
2.655% due 07/01/2034 (f)	58	58
2.683% due 03/01/2032 (f)	46	48
2.709% due 05/25/2035 (f)	1,057	1,123
2.715% due 05/01/2031	13	14
2.723% due 09/01/2033	5	5
2.751% due 07/01/2033 (f)	60	63
2.788% due 03/01/2035 (f)	45	48
2.789% due 09/01/2030 (f)	40	42
2.815% due 06/01/2033 (f)	48	50
2.820% due 11/01/2024 (f)	97	103
2.929% due 04/01/2034	16	17
2.939% due 09/01/2033 (f)	82	86
2.961% due 11/01/2034	8	8
3.027% due 10/01/2034	26	28
3.047% due 10/01/2026 (f)	134	135
3.047% due 11/01/2040	21	21
3.129% due 06/01/2033 (f)	149	157
3.135% due 09/01/2033 (f)	52	54
3.170% due 09/01/2033 (f)	70	72
3.190% due 03/01/2027 (f)	55	57
3.226% due 08/01/2035 (f)	124	130
3.250% due 09/01/2032	25	26
3.259% due 10/01/2033	16	16
3.391% due 05/01/2025 (f)	33	34
3.500% due 10/01/2016 - 10/01/2028	48	49
3.511% due 12/01/2028	18	18
3.528% due 09/01/2015	26	27
3.540% due 12/01/2017 (f)	30	31
3.548% due 01/01/2017 - 01/01/2029	38	39
3.600% due 10/01/2017	17	17
3.940% due 05/01/2036 (f)	122	123
4.000% due 07/25/2033 - 11/01/2040	12,005	12,305
4.000% due 11/25/2033 (f)	85	90
4.220% due 10/01/2031 (f)	42	44
4.250% due 10/01/2027 - 03/25/2033	23	24
4.500% due 01/01/2011 (f)	126	128
4.500% due 09/25/2018 - 05/01/2040	26,564	28,016
4.756% due 03/01/2035 (f)	118	123
4.974% due 12/01/2036 (f)	158	165

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 06/25/2023 - 11/25/2032 (f)	$508	$568
5.005% due 03/01/2019	19	19
5.010% due 11/01/2019	23	23
5.020% due 02/01/2018	8	8
5.050% due 12/01/2017	11	11
5.137% due 01/01/2015	18	18
5.145% due 08/01/2018 (f)	31	31
5.223% due 12/01/2014	8	7
5.278% due 12/01/2035 (f)	58	61
5.370% due 08/25/2043 (f)	745	800
5.425% due 01/01/2037 (f)	81	86
5.500% due 04/25/2017 - 09/25/2035 (f)	2,901	3,082
5.500% due 02/01/2018 - 10/01/2040	44,016	46,794
5.634% due 12/01/2036 (f)	128	136
5.637% due 05/01/2036 (f)	61	64
5.652% due 04/01/2036 (f)	151	161
5.844% due 12/01/2036 (f)	125	133
5.850% due 09/16/2028	16	16
6.000% due 03/25/2016 (f)	62	65
6.014% due 04/01/2036	19	20
6.250% due 02/01/2011 (f)	439	437
6.440% due 07/01/2036 (f)	737	831
6.500% due 06/25/2028 (f)	75	85
6.510% due 08/01/2036 (f)	1,048	1,185
6.514% due 05/25/2037 (b)	8,646	1,243
6.770% due 01/18/2029	144	148
7.000% due 02/01/2019 (f)	117	129
7.000% due 07/25/2042	11	13
7.500% due 08/25/2021 - 07/25/2022 (f)	113	130
7.500% due 04/25/2022	15	15
7.875% due 11/01/2018	13	15
8.500% due 05/01/2017 - 03/01/2029	62	69
8.500% due 09/01/2022 - 04/01/2032 (f)	303	353
9.375% due 04/01/2016 (f)	112	129
15.319% due 08/25/2021 (f)	65	87

Farmer Mac
7.526% due 01/25/2012	267	270

Federal Housing Administration
7.430% due 03/01/2021	4	4

Freddie Mac
0.355% due 05/04/2011 (e)	2,049	2,050
0.362% due 03/09/2011 (e)	350	350
0.507% due 10/15/2032 (f)	47	47
0.507% due 03/15/2034	11	11
0.516% due 08/25/2031	168	157
0.593% due 04/01/2011 (e)	20,119	20,134
0.607% due 12/15/2029 (f)	45	46
0.616% due 10/25/2029	2	2
0.707% due 12/15/2031	18	18
0.762% due 02/15/2024 (f)	70	70
0.807% due 08/15/2031 (f)	81	81
0.862% due 04/15/2022	12	12
0.962% due 03/15/2020 (f)	44	44
1.012% due 06/15/2022 (f)	45	45
1.237% due 05/15/2023 (f)	79	79
1.262% due 02/15/2021	18	18
1.412% due 05/15/2023	25	25
1.586% due 10/25/2044 - 02/25/2045 (f)	779	808
1.786% due 07/25/2044 (f)	1,933	1,939
1.875% due 02/01/2017	5	5
1.970% due 10/15/2022 (f)	28	28
2.483% due 02/01/2035 (f)	98	101
2.583% due 04/01/2032 (f)	180	188
2.598% due 04/01/2033	10	10
2.598% due 10/01/2034 (f)	90	93
2.606% due 03/01/2034 (f)	114	119
2.613% due 04/01/2034 (f)	80	83

See Accompanying Notes	Semiannual Report	September 30, 2010	35

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.615% due 09/01/2028 - 12/01/2033 (f)	$208	$215
2.619% due 02/01/2035 (f)	162	170
2.625% due 08/01/2032	9	9
2.651% due 11/01/2027 (f)	106	111
2.660% due 11/01/2034 (f)	162	169
2.666% due 09/01/2033 (f)	191	200
2.685% due 01/01/2035	24	25
2.724% due 11/01/2034 (f)	136	141
2.725% due 10/01/2033	10	10
2.750% due 08/01/2023 (f)	27	29
2.786% due 09/01/2035 (f)	36	38
2.793% due 08/01/2029	2	2
2.805% due 02/01/2035 (f)	102	107
2.808% due 03/01/2028	10	11
2.817% due 02/01/2022	12	13
2.827% due 02/01/2035 (f)	49	51
2.831% due 02/01/2026	14	15
2.832% due 08/01/2030 (f)	87	92
2.870% due 03/01/2033	16	17
2.902% due 03/01/2032 (f)	140	147
2.910% due 11/01/2023	8	8
2.920% due 01/01/2035 (f)	87	91
2.922% due 03/01/2030 (f)	46	46
2.961% due 04/01/2032 (f)	128	134
3.090% due 09/25/2023 (f)	840	817
3.120% due 09/01/2035 (f)	76	79
3.177% due 01/01/2032	13	14
3.243% due 03/01/2025 (f)	78	81
3.433% due 07/01/2037 (f)	98	102
3.972% due 04/01/2035 (f)	187	196
4.000% due 10/15/2033 (f)	264	271
4.191% due 01/01/2035 (f)	102	106
4.500% due 08/15/2017 - 09/15/2018 (f)	229	242
4.500% due 05/15/2018 - 11/15/2025	22	22
5.000% due 02/15/2011	16	16
5.000% due 08/15/2019 - 02/15/2036 (f)	782	842
5.441% due 05/01/2026 (f)	38	39
5.446% due 02/01/2036 (f)	74	77
5.500% due 05/15/2036 (f)	127	140
5.561% due 04/01/2036 (f)	85	91
5.818% due 08/01/2031 (f)	220	229
6.500% due 10/15/2013 - 03/15/2021	27	28
6.500% due 07/25/2043 (f)	115	130
7.000% due 06/15/2029 (f)	100	109
7.500% due 02/15/2023 - 01/15/2031	45	50
8.000% due 03/15/2023 (f)	75	75
9.250% due 11/15/2019	13	15
9.500% due 04/15/2020	15	17
16.685% due 09/15/2014	12	14

Ginnie Mae
0.657% due 02/20/2029	4	4
2.875% due 11/20/2031	18	19
3.000% due 01/20/2034 (f)	53	54
3.125% due 10/20/2026 - 10/20/2033 (f)	137	141
3.125% due 12/20/2027	5	5
3.250% due 02/20/2030	3	3
3.250% due 02/20/2030 (f)	142	147
3.375% due 04/20/2017 - 05/20/2032	70	72
3.375% due 06/20/2021 - 05/20/2030 (f)	274	282
3.625% due 09/20/2018 - 09/20/2028	15	15
3.625% due 07/20/2029 - 09/20/2033 (f)	298	308
4.000% due 04/20/2016 - 04/20/2019	30	30

Total U.S. Government Agencies (Cost $137,309)		139,106

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 27.8%

U.S. Treasury Notes
1.250% due 08/31/2015	$37,000	$37,006
2.375% due 08/31/2014	1,600	1,688
3.125% due 10/31/2016	90,100	97,829
9.875% due 11/15/2015	14,800	21,090

Total U.S. Treasury Obligations (Cost $156,657)		157,613

MORTGAGE-BACKED SECURITIES 44.0%

American Home Mortgage Assets
0.466% due 10/25/2046	3,317	1,697
1.290% due 11/25/2046	2,252	1,088

American Home Mortgage Investment Trust
2.534% due 06/25/2045	252	205
2.678% due 02/25/2045	345	300

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	191	194

Banc of America Funding Corp.
5.516% due 01/26/2037	334	339
5.939% due 01/20/2047	66	49

Banc of America Mortgage Securities, Inc.
2.748% due 07/25/2033	507	480
2.840% due 05/25/2033	335	330
2.874% due 06/25/2034	433	399
3.355% due 12/25/2033	471	450
3.530% due 11/25/2034	354	280
3.609% due 02/25/2033	137	116
3.969% due 10/25/2035	3,563	2,989
4.486% due 11/25/2033	151	148

Bear Stearns Adjustable Rate Mortgage Trust
2.550% due 10/25/2035	463	410
2.775% due 08/25/2033	71	69
2.979% due 07/25/2034	3	3
3.013% due 05/25/2034	37	35
3.064% due 10/25/2034	304	289
3.217% due 05/25/2033	847	534
3.350% due 02/25/2034	905	773
3.399% due 02/25/2033	24	22
3.550% due 01/25/2034	243	242
3.580% due 04/25/2034	2,120	1,805
3.590% due 11/25/2030	32	32
3.616% due 10/25/2034	328	237
3.641% due 04/25/2034	291	265
4.578% due 05/25/2034	91	91
5.347% due 05/25/2047	2,822	2,170
5.666% due 02/25/2036	606	458

Bear Stearns Alt-A Trust
2.528% due 12/25/2033	1,386	1,292
2.762% due 03/25/2035	271	192
2.848% due 05/25/2035	101	80
3.016% due 08/25/2036 (a)	1,555	799
4.754% due 02/25/2036	40	19
5.011% due 01/25/2036	1,772	1,059
6.160% due 08/25/2036	4,418	2,885

Bear Stearns Commercial Mortgage Securities
0.367% due 03/15/2019	3,780	3,570
0.907% due 03/15/2019	2,500	1,463

Bear Stearns Mortgage Securities, Inc.
2.621% due 06/25/2030	113	114

Bear Stearns Structured Products, Inc.
1.256% due 03/25/2037	698	642
3.013% due 01/26/2036	2,887	2,003
5.436% due 12/26/2046	1,900	1,357

Bella Vista Mortgage Trust
0.507% due 05/20/2045	130	74

Carey Commercial Mortgage Trust
5.970% due 09/20/2019	763	777

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CBA Commercial Small Balance Commercial Mortgage
0.536% due 12/25/2036	$639	$422

CC Mortgage Funding Corp.
0.940% due 01/25/2035	1,290	538

Chase Commercial Mortgage Securities Corp.
6.650% due 07/15/2032	1,000	972

Chase Mortgage Finance Corp.
5.398% due 01/25/2036	378	165

Citicorp Mortgage Securities, Inc.
2.418% due 11/25/2018	30	31

Citigroup Mortgage Loan Trust, Inc.
0.586% due 12/25/2034	698	613
1.056% due 08/25/2035	558	366
2.650% due 12/25/2035	554	526
2.917% due 08/25/2035	670	632

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	421	321

Commercial Mortgage Pass-Through Certificates
0.478% due 02/05/2019	360	322
5.479% due 02/05/2019	3,000	2,867
8.472% due 08/15/2033	1,500	1,496

Community Program Loan Trust
4.500% due 10/01/2018	1,667	1,675
4.500% due 04/01/2029	500	483

Countrywide Alternative Loan Trust
0.446% due 09/25/2046	2,050	1,212
0.446% due 11/25/2046	161	93
0.452% due 12/20/2046	6,899	3,426
0.457% due 07/20/2046	3,408	1,571
0.467% due 03/20/2046	1,082	614
0.467% due 07/20/2046	2,969	1,370
0.506% due 05/25/2035	454	224
0.526% due 02/25/2036	412	217
0.536% due 12/25/2035	616	431
0.546% due 11/25/2035	165	93
0.566% due 10/25/2035	234	126
0.578% due 11/20/2035	1,154	689
0.586% due 10/25/2035	198	116
0.656% due 03/25/2034	58	55
0.756% due 05/25/2035	1,494	1,130
0.756% due 09/25/2047	99	14
1.026% due 11/25/2035	7,357	4,128
1.346% due 08/25/2046	4,702	2,590
1.370% due 02/25/2036	1,778	1,192
4.250% due 03/25/2034	492	493
4.250% due 02/25/2035	429	417
5.500% due 08/25/2034	194	192
5.500% due 03/25/2036	181	132
5.750% due 03/25/2037	1,500	1,027
5.931% due 08/25/2036	952	949
6.000% due 10/25/2032	10	10
6.250% due 12/25/2033	518	536
6.250% due 08/25/2037	927	651
6.500% due 11/25/2031	526	547

Countrywide Home Loan Mortgage Pass-Through Trust
0.546% due 04/25/2035	158	104
0.556% due 03/25/2035	127	79
0.576% due 03/25/2035	6,206	3,833
0.596% due 02/25/2035	166	115
0.646% due 02/25/2035	416	141
0.656% due 08/25/2018	124	122
0.716% due 09/25/2034	620	197
0.756% due 03/25/2034	63	58
0.796% due 02/25/2035	584	490
2.280% due 06/19/2031	11	10
2.985% due 08/25/2034	605	476
3.015% due 07/19/2033	282	255
3.172% due 02/20/2035	13	11
3.291% due 05/19/2033	52	49

36	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.376% due 02/19/2034	$78	$74
3.524% due 04/25/2035	453	106
3.538% due 02/19/2034	58	24
3.828% due 02/25/2034	398	361
4.500% due 10/25/2018	380	389
4.669% due 02/20/2036	907	712
5.000% due 11/25/2018	189	196
5.250% due 02/20/2036	548	354
5.500% due 08/25/2033	758	597

Credit Suisse First Boston Mortgage Securities Corp.
0.962% due 03/25/2032	130	110
2.494% due 07/25/2033	97	92
2.503% due 06/25/2033	840	813
2.813% due 10/25/2033	606	568
3.566% due 12/25/2032	144	117
5.500% due 11/25/2035	877	688
5.750% due 04/25/2033	144	144
6.250% due 07/25/2035	1,276	1,221
6.500% due 04/25/2033	53	55
7.000% due 02/25/2033	56	58

Credit Suisse Mortgage Capital Certificates
5.350% due 08/27/2037	349	348
5.383% due 02/15/2040	500	500
5.509% due 04/15/2047	2,000	2,155
5.650% due 07/27/2036	996	992

Credit-Based Asset Servicing & Securitization LLC
5.970% due 10/25/2036	2,666	2,717

CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	502

Downey Savings & Loan Association Mortgage Loan Trust
1.310% due 04/19/2047	1,859	1,227

Drexel Burnham Lambert CMO Trust
1.006% due 05/01/2016	54	54

First Horizon Alternative Mortgage Securities
2.285% due 06/25/2034	5,189	4,572
2.606% due 03/25/2035	531	369
4.836% due 11/25/2035	4,794	3,316

First Horizon Asset Securities, Inc.
0.756% due 03/25/2018	78	73
2.838% due 07/25/2033	94	92
2.870% due 02/25/2035	457	423
3.096% due 12/27/2032	10	10

First Republic Mortgage Loan Trust
0.607% due 11/15/2031	736	670
0.736% due 06/25/2030	88	84

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	500	527
6.500% due 05/15/2035	11	11

GMAC Mortgage Corp. Loan Trust
3.440% due 05/25/2035	75	64
5.500% due 09/25/2034	22	22

Greenpoint Mortgage Funding Trust
0.466% due 04/25/2036	586	348
0.476% due 06/25/2045	547	363
0.486% due 06/25/2045	513	323

Greenpoint Mortgage Pass-Through Certificates
3.098% due 10/25/2033	505	433

Greenwich Capital Acceptance, Inc.
3.194% due 06/25/2024	48	45

Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	50	54

GS Mortgage Securities Corp. II
0.348% due 03/06/2020	484	470
0.628% due 03/06/2020 (f)	4,500	4,060

GSMPS Mortgage Loan Trust
7.000% due 06/25/2043	2,016	1,997
8.000% due 09/19/2027	912	951

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSR Mortgage Loan Trust
0.606% due 01/25/2034	$87	$71
2.844% due 09/25/2035	85	78
2.866% due 09/25/2035	162	159
4.923% due 01/25/2036	1,588	1,334

GSRPM Mortgage Loan Trust
0.956% due 01/25/2032	292	268

Harborview Mortgage Loan Trust
0.437% due 07/19/2046	2,230	1,334
0.447% due 02/19/2046	1,098	646
0.477% due 05/19/2035	657	412
0.497% due 03/19/2036	790	462
0.607% due 01/19/2035	106	61
0.627% due 02/19/2034	70	62
2.492% due 11/19/2034	88	75
2.966% due 08/19/2034	562	435
3.647% due 06/19/2045	187	110
3.900% due 12/19/2035	94	71

HSI Asset Securitization Corp. Trust
0.576% due 07/25/2035	328	273

Impac CMB Trust
1.156% due 10/25/2033	644	555

Impac Secured Assets CMN Owner Trust
0.316% due 03/25/2037	421	397
0.606% due 05/25/2036	358	300
0.686% due 08/25/2036	2,639	1,251
1.196% due 11/25/2034	102	84

Indymac ARM Trust
2.106% due 01/25/2032	21	16

Indymac Index Mortgage Loan Trust
0.446% due 09/25/2046	1,561	901
0.466% due 06/25/2047	31	1
0.496% due 04/25/2035	466	303
0.536% due 03/25/2035	376	262
0.556% due 06/25/2037	371	143
0.576% due 02/25/2035	1,951	1,232
1.476% due 09/25/2034	365	209
2.767% due 12/25/2034	2,867	2,159

Indymac Loan Trust
0.476% due 01/25/2011	45	9

JPMorgan Alternative Loan Trust
0.756% due 06/27/2037	11,620	10,055

JPMorgan Chase Commercial Mortgage Securities Corp.
0.707% due 07/15/2019	1,000	781

JPMorgan Mortgage Trust
2.917% due 06/25/2035	497	438
4.861% due 04/25/2035	174	166
5.121% due 10/25/2035	500	349
5.412% due 10/25/2035	232	198

JPMorgan Re-REMIC
5.387% due 04/20/2036	866	882
5.660% due 07/27/2037	222	221
5.680% due 01/27/2047	956	960
6.000% due 02/27/2037	1,512	1,543

Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	33	37

LB Commercial Conduit Mortgage Trust
6.000% due 10/15/2035	1,005	1,012

LB Mortgage Trust
8.451% due 01/20/2017	148	153

LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	100	105

MASTR Adjustable Rate Mortgages Trust
0.586% due 12/25/2034	1,786	1,256
2.339% due 12/25/2033	158	111
4.483% due 01/25/2034	4	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Asset Securitization Trust
5.500% due 06/25/2033	$1,125	$1,147
5.500% due 09/25/2033	2,100	2,182

Mellon Residential Funding Corp.
0.607% due 11/15/2031	54	51
0.737% due 06/15/2030	186	182

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	500	500

Merrill Lynch Mortgage Investors, Inc.
2.622% due 08/25/2033	580	105

MLCC Mortgage Investors, Inc.
0.566% due 08/25/2028	54	50
0.576% due 10/25/2028	524	501
0.626% due 03/25/2028	130	122
2.009% due 10/25/2035	83	76
2.045% due 01/25/2029	121	117
2.367% due 04/25/2035	156	147

Morgan Stanley Capital I
0.318% due 10/15/2020	16	15
5.376% due 11/14/2042	1,090	1,204
5.692% due 04/15/2049	500	520
5.731% due 07/12/2044	3,000	3,320

Morgan Stanley Mortgage Loan Trust
0.526% due 09/25/2035	66	50
2.793% due 10/25/2034	258	231

Morgan Stanley Re-REMIC Trust
6.002% due 08/12/2045	2,900	3,177

Nomura Asset Acceptance Corp.
7.500% due 03/25/2034	1,420	1,476

Ocwen Residential MBS Corp.
6.848% due 06/25/2039 (a)	132	2

Prudential Securities Secured Financing Corp.
3.275% due 05/25/2022	79	77

RBSCF Trust
6.068% due 09/17/2039	1,266	1,372

RBSSP Resecuritization Trust
5.420% due 12/26/2036	7,874	7,739

Residential Accredit Loans, Inc.
0.446% due 04/25/2046	3,217	1,998
0.466% due 04/25/2046	199	84
0.656% due 10/25/2045	4,481	2,432
3.837% due 09/25/2034	38	38

Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	30	31

Residential Asset Securitization Trust
0.606% due 10/25/2018	152	138
0.706% due 02/25/2034	302	278

Residential Funding Mortgage Securities I
0.656% due 07/25/2018	131	122
5.500% due 12/25/2034	1,300	1,313
5.593% due 02/25/2036	266	187
6.500% due 03/25/2032	2	2

SACO I, Inc.
7.000% due 08/25/2036	26	27

Salomon Brothers Mortgage Securities VII, Inc.
0.756% due 05/25/2032	116	96
3.023% due 12/25/2030	1,650	1,706
3.240% due 09/25/2033	32	31
8.500% due 05/25/2032	601	566

Sequoia Mortgage Trust
0.487% due 02/20/2035	508	450
0.567% due 11/20/2034	102	97
0.607% due 10/19/2026	238	204
0.637% due 10/20/2027	91	82
0.657% due 10/20/2027	156	147
0.937% due 10/20/2027	595	485

See Accompanying Notes	Semiannual Report	September 30, 2010	37

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.984% due 05/20/2034	$1,758	$1,496
1.027% due 02/20/2034	571	411
1.832% due 06/20/2034	170	155
1.958% due 08/20/2034	383	341
2.322% due 09/20/2032	24	24

Structured Adjustable Rate Mortgage Loan Trust
0.596% due 08/25/2035	2,318	1,922
0.746% due 06/25/2034	1,077	844
1.752% due 01/25/2035	736	408
2.783% due 02/25/2034	502	267
2.810% due 03/25/2034	309	306

Structured Asset Mortgage Investments, Inc.
0.356% due 09/25/2047	12	12
0.536% due 02/25/2036	782	485
0.566% due 12/25/2035	831	490
0.607% due 03/19/2034	714	347
0.857% due 07/19/2034	2,299	1,123
1.097% due 10/19/2033	177	154
4.833% due 05/02/2030	211	178

Structured Asset Securities Corp.
2.147% due 02/25/2032	5	4
2.495% due 10/25/2031	55	56
2.562% due 06/25/2033	1,481	1,431
2.775% due 06/25/2032	19	2
2.930% due 07/25/2032	24	23
3.035% due 06/25/2033	636	539
5.500% due 07/25/2033	112	115
6.951% due 11/25/2032	13	13
7.500% due 10/25/2036	2,971	2,993

Thornburg Mortgage Securities Trust
0.366% due 11/25/2046	408	397

Travelers Mortgage Services, Inc.
2.639% due 09/25/2018	60	59

UBS Commercial Mortgage Trust
0.994% due 07/15/2024	5,456	4,820

Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/2020	75	66
0.347% due 09/15/2021	8,181	7,599
0.377% due 09/15/2021	1,000	828
0.503% due 10/15/2041 (b)	89,096	1,703

Wachovia Mortgage Loan Trust LLC
5.429% due 10/20/2035	2,588	2,505

WaMu Mortgage Pass-Through Certificates
0.022% due 12/19/2039	588	324
0.516% due 11/25/2045	1,239	1,016
0.526% due 12/25/2045	2,460	2,054
0.546% due 07/25/2045	1,122	913
0.546% due 10/25/2045	310	253
0.566% due 01/25/2045	2,078	1,739
0.576% due 07/25/2045	4,652	3,907
0.672% due 11/25/2034	243	209
0.682% due 11/25/2034	44	33
0.702% due 10/25/2044	2,222	1,795
0.732% due 06/25/2044	202	147
0.732% due 07/25/2044	174	144
0.796% due 12/25/2027 (f)	7,060	6,365
0.812% due 07/25/2044	139	71
1.370% due 02/25/2046	942	704
1.440% due 01/25/2046	2,389	1,930
1.680% due 05/25/2041	396	375
1.742% due 11/25/2041	184	153
1.770% due 06/25/2042	661	541
1.770% due 08/25/2042	949	841
1.770% due 04/25/2044	683	565
2.384% due 03/25/2033	657	630
2.630% due 04/25/2033	346	184
2.700% due 06/25/2033	19	18
2.707% due 06/25/2034	464	462
2.717% due 08/25/2033	49	32
2.771% due 09/25/2035	300	271
2.790% due 01/25/2033	448	434
3.003% due 02/27/2034	1,588	1,582

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.047% due 11/25/2041	$17	$15
5.241% due 02/25/2037	3,468	2,616
5.746% due 02/25/2037	1,741	1,284

Washington Mutual MSC Mortgage Pass-Through Certificates
0.756% due 01/25/2018	98	97
2.319% due 12/25/2032	608	596
2.770% due 02/25/2033	71	66
2.884% due 11/25/2030	104	94
5.750% due 03/25/2033	909	925
6.000% due 03/25/2033	576	589

Wells Fargo Mortgage-Backed Securities Trust
0.756% due 07/25/2037	2,333	1,511
2.890% due 05/25/2035	594	486
2.896% due 01/25/2035	216	217
2.931% due 10/25/2035	17	17
2.966% due 12/25/2034	610	594
3.308% due 02/25/2033	12	13
4.472% due 11/25/2033	685	712
4.576% due 03/25/2036	3,397	3,010
5.442% due 07/25/2036	1,249	1,013

Total Mortgage-Backed Securities (Cost $269,527)		249,373

ASSET-BACKED SECURITIES 46.9%

Aames Mortgage Investment Trust
0.656% due 10/25/2035	1,276	1,234

ABFS Mortgage Loan Trust
0.756% due 04/25/2034	219	202
6.785% due 07/15/2033	2,000	1,313

Access Group, Inc.
1.798% due 10/27/2025	2,332	2,392

Accredited Mortgage Loan Trust
0.306% due 02/25/2037	192	192
0.466% due 12/25/2035	49	47

ACE Securities Corp.
0.346% due 06/25/2037	748	673
1.306% due 12/25/2033	1,150	922

Aegis Asset-Backed Securities Trust
0.336% due 01/25/2037	39	39

AFC Home Equity Loan Trust
0.526% due 04/25/2028	611	434
0.856% due 06/25/2028	915	604

Aircraft Certificate Owner Trust
6.455% due 09/20/2022	1,359	1,291

American Home Mortgage Investment Trust
0.436% due 08/25/2035	31	9

American Residential Eagle Certificate Trust
1.256% due 05/25/2028	463	442

Ameriquest Mortgage Securities, Inc.
0.476% due 12/25/2035	127	121
1.606% due 02/25/2033	1,940	1,554

AMMC CDO
0.526% due 08/08/2017	6,350	6,073

Amortizing Residential Collateral Trust
0.526% due 06/25/2032	55	46
0.536% due 01/25/2032	46	37
0.836% due 07/25/2032	20	18
0.956% due 08/25/2032	17	13

Amresco Residential Securities Mortgage Loan Trust
0.751% due 06/25/2028	132	98
0.811% due 06/25/2027	257	242
0.811% due 09/25/2027	550	432

Argent Securities, Inc.
0.746% due 10/25/2035	1,000	383
0.956% due 10/25/2033	3,072	2,345

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Asset-Backed Funding Certificates
0.316% due 01/25/2037	$98	$96
0.366% due 10/25/2036	326	324
0.606% due 06/25/2034	6,115	4,753
0.676% due 03/25/2035	4,791	4,127
0.936% due 04/25/2033	1,036	797
1.276% due 03/25/2032	1,307	1,081
4.420% due 06/25/2035	205	205

Asset-Backed Securities Corp. Home Equity
0.777% due 06/15/2031	175	146
1.607% due 04/15/2033	128	107

Bayview Financial Acquisition Trust
5.500% due 12/28/2035	155	151

Bayview Financial Asset Trust
0.656% due 12/25/2039	422	305

Bear Stearns Asset-Backed Securities Trust
0.326% due 12/25/2036	623	573
0.336% due 10/25/2036	257	240
0.376% due 05/25/2037	163	155
0.406% due 08/25/2036	50	50
0.586% due 01/25/2036	251	249
0.606% due 09/25/2034	635	634
0.656% due 10/27/2032	42	33
0.706% due 12/25/2033	2,149	1,850
0.746% due 06/25/2036	1,100	635
0.756% due 09/25/2034	346	281
0.846% due 06/25/2043	1,752	1,542
0.916% due 10/25/2032	109	102
0.936% due 09/25/2035 (f)	3,611	3,440
1.006% due 11/25/2042	321	280
1.256% due 10/25/2037	5,397	2,006
1.256% due 11/25/2042	62	54
1.456% due 10/25/2032	348	325
1.506% due 08/25/2037	5,058	3,497
1.856% due 10/25/2037	1,500	603
3.502% due 10/25/2036	2,718	1,980
3.504% due 07/25/2036	1,986	972
5.000% due 01/25/2034	159	163
5.250% due 10/25/2033	1,796	1,840
5.500% due 06/25/2034	1,822	1,706
5.500% due 12/25/2035	629	550

Bear Stearns Second Lien Trust
1.056% due 12/25/2036	5,000	239

Carrington Mortgage Loan Trust
0.306% due 10/25/2036	246	242

CDC Mortgage Capital Trust
0.876% due 01/25/2033	50	38
1.306% due 01/25/2033	1,134	815

Centex Home Equity
0.736% due 06/25/2034	21	17
0.946% due 09/25/2034	354	167
5.160% due 09/25/2034	1,513	1,376

Chase Funding Mortgage Loan Asset-Backed Certificates
0.796% due 04/25/2033	4	3
0.836% due 11/25/2034	4	3
1.906% due 03/25/2032	62	13
4.515% due 02/25/2014	222	221
4.537% due 09/25/2032	7	4

CIT Group Home Equity Loan Trust
0.906% due 12/25/2031	810	378

CIT Mortgage Loan Trust
1.506% due 10/25/2037	400	248

Citigroup Mortgage Loan Trust, Inc.
0.336% due 01/25/2037	135	109
0.366% due 08/25/2036	638	585
5.550% due 08/25/2035	500	343
5.629% due 08/25/2035	2,777	1,912

Conseco Finance
0.957% due 08/15/2033	161	113

38	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	$1,736	$1,425

Conseco Financial Corp.
6.180% due 04/01/2030	937	978
6.220% due 03/01/2030	3,097	3,252
6.240% due 12/01/2028	182	184
6.450% due 06/01/2030	31	31
6.530% due 04/01/2030	670	700
6.760% due 03/01/2030	270	284
6.810% due 12/01/2028	3,447	3,652
6.860% due 03/15/2028	23	24
6.860% due 07/15/2029	285	301
6.870% due 04/01/2030	41	43
7.070% due 01/15/2029	52	54
7.140% due 03/15/2028	357	380
7.140% due 01/15/2029	159	168
7.290% due 03/15/2028	188	201
7.360% due 02/15/2029	24	26
7.550% due 01/15/2029	1,414	1,516
7.620% due 06/15/2028	90	96

Countrywide Asset-Backed Certificates
0.306% due 05/25/2037	57	57
0.306% due 07/25/2037	581	562
0.336% due 03/25/2037	2,166	2,131
0.336% due 06/25/2037	178	176
0.336% due 10/25/2047	419	405
0.366% due 10/25/2046	168	166
0.416% due 02/25/2036	29	29
0.436% due 09/25/2036	1,384	1,108
0.446% due 06/25/2036	1,068	926
0.486% due 09/25/2034	107	101
0.536% due 04/25/2034	8	6
0.596% due 05/25/2036	15	10
0.626% due 12/25/2034	58	50
0.626% due 04/25/2036	579	310
0.646% due 11/25/2034	1,510	1,348
0.716% due 05/25/2046	3,187	2,191
0.726% due 11/25/2033	175	154
0.736% due 12/25/2031	148	79
0.756% due 09/25/2032	382	312
0.756% due 05/25/2035	132	132
0.856% due 11/25/2033	31	23
0.876% due 09/25/2033	285	238
0.906% due 10/25/2034	5,946	2,213
0.936% due 06/25/2033	23	14
1.156% due 05/25/2032	479	423
5.125% due 12/25/2034	3,873	1,381
5.413% due 01/25/2034	142	92
5.819% due 05/25/2036	500	177

Credit Suisse First Boston Mortgage Securities Corp.
0.616% due 05/25/2044	113	111
0.876% due 01/25/2032	12	10

Credit-Based Asset Servicing & Securitization LLC
0.316% due 04/25/2037	1,653	1,178
0.686% due 01/25/2036	1,000	7
0.696% due 04/25/2036	176	164
1.156% due 11/25/2033	2,023	1,845
2.356% due 01/25/2031	116	115
5.028% due 08/25/2035	313	315
5.303% due 12/25/2035	431	423

Denver Arena Trust
6.940% due 11/15/2019	1,358	1,241

EMC Mortgage Loan Trust
0.706% due 12/25/2042	2,035	1,467
1.006% due 08/25/2040	1,077	694

Encore Credit Corp.
4.006% due 07/25/2033	9	9

Equifirst Mortgage Loan Trust
3.750% due 09/25/2033	1,093	1,069

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Equity One ABS, Inc.
0.506% due 07/25/2034	$76	$48
0.556% due 04/25/2034	1,295	893
0.596% due 07/25/2034	5	4

First Alliance Mortgage Loan Trust
0.467% due 09/20/2027	25	11
2.500% due 10/25/2024	5	4
8.020% due 03/20/2031	16	15

First Franklin Mortgage Loan Asset-Backed Certificates
0.316% due 10/25/2036	1,091	1,062
0.366% due 06/25/2036	681	639
0.366% due 12/25/2037	909	622
0.656% due 04/25/2035	3,000	2,853
0.876% due 11/25/2031	168	137

First NLC Trust
0.326% due 08/25/2037	457	316

Fremont Home Loan Trust
0.366% due 02/25/2036	105	103

GMAC Mortgage Corp. Loan Trust
1.006% due 02/25/2031	762	589

Greenpoint Manufactured Housing
7.590% due 11/15/2028	25	26

GSAA Trust
0.526% due 06/25/2035	519	397

GSAMP Trust
0.376% due 01/25/2047	149	148
0.406% due 10/25/2036	6,750	406
0.606% due 01/25/2045	309	208
1.081% due 03/25/2034	2,357	1,906
1.231% due 08/25/2033	47	31

GSRPM Mortgage Loan Trust
0.376% due 03/25/2035	477	470

Home Equity Asset Trust
0.316% due 05/25/2037	1,148	1,109
0.346% due 08/25/2037	216	210
0.406% due 10/25/2036	100	40
0.856% due 11/25/2032	1	1
1.051% due 07/25/2034	726	541
1.176% due 02/25/2033	1	1

Home Equity Mortgage Trust
0.436% due 05/25/2036	1,106	1,010
5.300% due 05/25/2036	135	51
5.821% due 04/25/2035	316	220

HSBC Asset Loan Obligation
0.316% due 12/25/2036	84	73

HSBC Home Equity Loan Trust
0.367% due 03/20/2036	33	32
0.407% due 03/20/2036	3,462	3,237
0.417% due 01/20/2036	155	141
0.437% due 01/20/2036	1,279	1,161
0.547% due 01/20/2034	334	302
0.787% due 01/20/2034	709	641

HSI Asset Securitization Corp. Trust
0.306% due 12/25/2036	1,140	1,072

IMC Home Equity Loan Trust
7.310% due 11/20/2028	80	79

Indymac Home Equity Loan Asset-Backed Trust
1.606% due 07/25/2034	1,000	803

Indymac Residential Asset-Backed Trust
0.416% due 07/25/2037	275	166

Irwin Home Equity Corp.
1.606% due 02/25/2029	700	589

JPMorgan Mortgage Acquisition Corp.
0.306% due 10/25/2036	310	299
0.316% due 05/25/2037	906	837
0.326% due 01/25/2037	3,163	3,031

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.336% due 08/25/2036	$4	$1
0.366% due 08/25/2036	2,432	1,067

Keystone Owner Trust
7.900% due 01/25/2029	42	42
7.930% due 05/25/2025	8	8

LA Arena Funding LLC
7.656% due 12/15/2026	2,605	2,710

Lake Country Mortgage Loan Trust
0.786% due 12/25/2032	682	675

Lehman XS Trust
0.406% due 04/25/2037	233	172

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034	76	65
0.586% due 01/25/2046	47	24
0.726% due 08/25/2035	2,500	2,056
0.956% due 03/25/2032	1	1
1.681% due 03/25/2032	806	500

Loomis Sayles CBO
0.728% due 10/26/2020	2,955	2,625

Madison Avenue Manufactured Housing Contract
1.706% due 03/25/2032	1,500	1,450

Massachusetts Educational Financing Authority
1.448% due 04/25/2038 (f)	2,878	2,893

MASTR Asset-Backed Securities Trust
0.336% due 05/25/2037	3,053	2,952
0.406% due 05/25/2037	500	344
0.756% due 12/25/2034	1,000	746
1.081% due 10/25/2034	1,234	1,090

MASTR Specialized Loan Trust
1.106% due 05/25/2037	630	33

Merrill Lynch First Franklin Mortgage Loan Trust
1.756% due 10/25/2037	778	522

Merrill Lynch Mortgage Investors, Inc.
0.316% due 10/25/2037	379	95
0.336% due 09/25/2037	132	39
0.346% due 06/25/2037	809	430

Mid-State Trust
6.005% due 08/15/2037 (f)	3,535	3,682
8.330% due 04/01/2030	705	728

Money Store Home Equity Trust
0.557% due 08/15/2029	381	179

Morgan Stanley ABS Capital I
0.316% due 05/25/2037	764	634
0.356% due 10/25/2036	4,841	3,956
0.356% due 11/25/2036	5,000	3,990
0.406% due 06/25/2036	292	244
0.436% due 01/25/2036	1,412	1,258
0.576% due 11/25/2035	3,932	3,444
1.056% due 07/25/2037	1,362	1,247
1.456% due 06/25/2033	594	523
1.856% due 08/25/2034	1,028	518
2.256% due 07/25/2037	1,250	85

Morgan Stanley Dean Witter Capital I
2.731% due 01/25/2032	969	469

Morgan Stanley Home Equity Loan Trust
0.306% due 12/25/2036	289	281

Morgan Stanley IXIS Real Estate Capital Trust
0.366% due 11/25/2036	3,000	1,372

Morgan Stanley Mortgage Loan Trust
0.416% due 11/25/2036	2,341	307

Nationstar Home Equity Loan Trust
0.316% due 06/25/2037	44	43
0.376% due 04/25/2037	101	98

New Century Home Equity Loan Trust
0.436% due 05/25/2036	840	571
0.516% due 06/25/2035	9	8
1.907% due 06/20/2031	2,215	2,108

See Accompanying Notes	Semiannual Report	September 30, 2010	39

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Newcastle Investment Trust
4.500% due 07/10/2035	$4,273	$4,433

Nomura Asset Acceptance Corp.
0.566% due 01/25/2036	2,718	530

Novastar Home Equity Loan
0.356% due 03/25/2037	235	220
1.036% due 05/25/2033	9	7

Oakwood Mortgage Investors, Inc.
0.632% due 03/15/2018	348	297

Option One Mortgage Loan Trust
0.656% due 02/25/2035	133	117
0.757% due 08/20/2030	9	8
0.786% due 05/25/2034	35	28
0.796% due 06/25/2032	5	4
0.856% due 04/25/2033	40	33

Origen Manufactured Housing
0.497% due 05/15/2032	11	10
4.750% due 08/15/2021	1,522	1,537

Park Place Securities, Inc.
0.846% due 02/25/2035	2,000	1,974
0.956% due 10/25/2034	1,000	416

People's Choice Home Loan Securities Trust
0.686% due 05/25/2035	1,200	1,091

Popular ABS Mortgage Pass-Through Trust
0.346% due 06/25/2047	3,481	3,077
6.085% due 01/25/2036	208	130

Renaissance Home Equity Loan Trust
0.756% due 12/25/2033	244	205
0.876% due 03/25/2033	30	28
1.356% due 09/25/2037	1,124	881
1.456% due 08/25/2032	1,406	1,014
4.934% due 08/25/2035	140	119

Residential Asset Mortgage Products, Inc.
0.326% due 02/25/2037	373	371
0.376% due 05/25/2037	966	929
0.656% due 06/25/2047	1,500	685
1.036% due 02/25/2033	8	4
1.456% due 09/25/2047	1,457	1,121
5.707% due 08/25/2034	2,970	958
5.744% due 07/25/2034	2,000	731
5.942% due 04/25/2034	1,603	1,254

Residential Asset Securities Corp.
0.316% due 01/25/2037	85	84
0.326% due 02/25/2037	333	326
0.366% due 04/25/2037	2,216	2,174
0.686% due 03/25/2035	6,462	4,067
0.726% due 03/25/2032	1,722	1,627
0.786% due 01/25/2035	156	110
0.836% due 06/25/2033	155	76
7.140% due 04/25/2032	654	36

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Funding Mortgage Securities II, Inc.
0.546% due 12/25/2032	$9	$7
6.230% due 06/25/2037	5,000	1,232
7.420% due 04/25/2031	86	79
8.850% due 03/25/2025	43	42

SACO I, Inc.
0.316% due 05/25/2036	32	26
0.436% due 05/25/2036	2,967	311
0.466% due 03/25/2036	2,151	609
0.516% due 06/25/2036	729	274
0.756% due 07/25/2035	3,708	1,263

Salomon Brothers Mortgage Securities VII, Inc.
0.736% due 03/25/2028	237	219

Saxon Asset Securities Trust
0.756% due 03/25/2032	582	475
0.776% due 08/25/2032	61	60
0.796% due 03/25/2035	33	24

Securitized Asset-Backed Receivables LLC Trust
0.306% due 10/25/2036	1,657	657
0.386% due 05/25/2037	1,320	1,006
0.586% due 10/25/2035	354	325

SLC Student Loan Trust
1.192% due 06/15/2021	10,700	10,791

SLM Student Loan Trust
0.498% due 04/25/2017	9	9
1.398% due 07/25/2023	14,600	14,783
1.492% due 12/15/2033 (f)	4,000	4,079
1.998% due 04/25/2023	7,934	8,220

Soundview Home Equity Loan Trust
0.446% due 02/25/2036	40	36
0.516% due 12/25/2035	3,882	3,504
0.556% due 11/25/2035	118	113

South Carolina Student Loan Corp.
1.297% due 09/03/2024	600	594

Specialty Underwriting & Residential Finance
0.676% due 12/25/2035	202	200

Structured Asset Investment Loan Trust
0.306% due 07/25/2036	148	147
1.106% due 12/25/2034	584	271

Structured Asset Securities Corp.
0.306% due 10/25/2036	248	247
0.306% due 02/25/2037	241	232
0.336% due 01/25/2037	647	629
0.346% due 06/25/2037	1,763	1,540
0.376% due 10/25/2036	761	748
0.546% due 01/25/2033	1,581	1,437
0.606% due 12/25/2034	977	945
0.656% due 05/25/2034	21	19
0.906% due 05/25/2034	94	86
0.956% due 08/25/2037	42	41
1.306% due 01/25/2033	127	82

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.756% due 04/25/2035	$714	$533
3.375% due 08/25/2031	359	328

Trapeza CDO I LLC
1.273% due 11/16/2034	1,000	301

UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	1,170

Vanderbilt Mortgage Finance
5.840% due 02/07/2026	241	250
6.210% due 05/07/2026	1,230	1,287
7.905% due 02/07/2026	273	281

Washington Mutual Asset-Backed Certificates
0.316% due 10/25/2036	474	338

Wells Fargo Home Equity Trust
0.486% due 10/25/2035	1,279	1,274
0.496% due 10/25/2035	669	668

WMC Mortgage Loan Pass-Through Certificates
1.082% due 03/20/2029	45	42

Total Asset-Backed Securities (Cost $328,303)		265,976

SOVEREIGN ISSUES 0.5%

Korea Housing Finance Corp.
4.125% due 12/15/2015	2,500	2,629

Total Sovereign Issues (Cost $2,497)		2,629

SHORT-TERM INSTRUMENTS 6.6%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 10/01/2010	750	750

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $766. Repurchase proceeds are $750.)

U.S. TREASURY BILLS 2.9%
0.138% due 10/14/2010 - 01/20/2011 (c)(e)(g)	16,600	16,598

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 3.6%
	2,014,028	20,177

Total Short-Term Instruments (Cost $37,525)		37,525

Total Investments 155.2% (Cost $960,466)		$880,171

Other Assets and Liabilities (Net) (55.2%)		(313,032)

Net Assets 100.0%		$567,139

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average yield.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $38,591 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $130,802 at a weighted average interest rate of 0.584%. On September 30, 2010, securities valued at $62,860 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $542 has been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	700	$2,398

40	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

(h)	Swap agreements outstanding on September 30, 2010:

Credit	Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	RBS	(0.800%	)	01/25/2034	$	1,023	$570	$0	$570
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	RBS	(0.700%	)	05/25/2033		2,500	620	0	620
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CITI	(2.150%	)	10/20/2020		1,000	425	0	425
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 1.350% due 10/25/2035	JPM	(1.500%	)	10/25/2035		1,441	1,360	0	1,360
Indymac Home Equity Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	JPM	(0.450%	)	06/25/2030		1,277	250	0	250
LB-UBS Commercial Mortgage Trust 5.587% due 09/15/2040	JPM	(1.170%	)	09/15/2040		1,000	776	0	776
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BCLY	(1.190%	)	02/25/2034		180	88	0	88
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	CSFB	(3.375%	)	07/25/2032		658	605	66	539
Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	JPM	(1.150%	)	11/12/2037		1,000	743	0	743
Morgan Stanley ABS Capital I 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MSC	(1.390%	)	12/27/2033		180	111	0	111
Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.250% due 05/25/2035	DUB	(1.100%	)	05/25/2035		2,000	1,889	0	1,889
Park Place Securities, Inc. 1-Month USD-LIBOR plus 2.200% due 03/25/2035	DUB	(2.650%	)	03/25/2035		3,790	3,635	0	3,635
Park Place Securities, Inc. 1-Month USD-LIBOR plus 3.500% due 09/25/2034	JPM	(3.000%	)	09/25/2034		819	807	0	807
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WAC	(1.950%	)	04/15/2020		2,000	698	0	698
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BCLY	(1.240%	)	02/25/2035		182	117	0	117
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021		500	172	0	172

							$12,866	$66	$12,800

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GSC	1.050%	07/25/2034	$	544	$(147)	$(136)	$(11)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.610% due 01/25/2035	GSC	0.610%	01/25/2035		793	(544)	(539)	(5)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GSC	0.640%	09/25/2034		1,000	(406)	(340)	(66)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	GSC	1.860%	01/25/2034		1,023	(541)	0	(541)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	GSC	3.150%	05/25/2033		2,500	(443)	0	(443)
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 0.630% due 09/25/2034	GSC	0.630%	09/25/2034		970	(285)	(301)	16
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GSC	0.800%	08/25/2034		1,000	(367)	(330)	(37)
Carrington Mortgage Loan Trust 1-Month USD-LIBOR plus 0.480% due 10/25/2035	GSC	0.480%	10/25/2035		1,000	(213)	(300)	87
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GSC	0.650%	06/25/2035		1,000	(570)	(300)	(270)
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GSC	0.460%	07/25/2035		1,000	(379)	(350)	(29)
GSAMP Trust 1-Month USD-LIBOR plus 0.490% due 09/25/2035	GSC	0.490%	09/25/2035		2,000	(855)	(700)	(155)
Indymac Home Equity Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	MSC	1.815%	06/25/2030		1,277	(232)	0	(232)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GSC	0.700%	10/25/2034		931	(460)	(298)	(162)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	MSC	3.375%	07/25/2032		659	(610)	(79)	(531)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.500% due 07/25/2033	BOA	6.250%	07/25/2033		492	(444)	0	(444)
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 0.450% due 06/25/2035	GSC	0.450%	06/25/2035		1,000	(355)	(340)	(15)
Option One Mortgage Loan Trust 1-Month USD-LIBOR plus 0.520% due 02/25/2035	GSC	0.520%	02/25/2035		961	(385)	(433)	48
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	GSC	0.650%	10/25/2034		1,000	(365)	(300)	(65)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GSC	0.740%	12/25/2034		1,000	(374)	(320)	(54)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 2.200% due 03/25/2035	MSC	3.030%	03/25/2035		3,790	(3,624)	0	(3,624)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 3.500% due 09/25/2034	GSC	5.000%	09/25/2034		819	(803)	0	(803)
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GSC	0.620%	11/25/2034		883	(286)	(247)	(39)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.500% due 09/25/2036	GSC	0.500%	09/25/2036		1,000	(677)	(450)	(227)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.800% due 10/25/2035	GSC	0.800%	10/25/2035		563	(265)	(253)	(12)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.440% due 04/25/2035	GSC	0.440%	04/25/2035		1,000	(500)	(550)	50
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.480% due 09/25/2035	GSC	0.480%	09/25/2035		2,000	(964)	(1,100)	136
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.510% due 08/25/2035	GSC	0.510%	08/25/2035		1,500	(1,240)	(1,125)	(115)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.650% due 09/25/2034	GSC	0.650%	09/25/2034		411	(192)	(164)	(28)

See Accompanying Notes	Semiannual Report	September 30, 2010	41

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GSC	1.425%	04/25/2034	$	79	$(40)	$(32)	$(8)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GSC	1.300%	11/25/2034		292	(261)	(275)	14
Wells Fargo Home Equity Trust 1-Month USD-LIBOR plus 0.630% due 04/25/2034	GSC	0.630%	04/25/2034		297	(121)	(104)	(17)

						$(16,948)	$(9,366)	$(7,582)

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	(5.000%	)	03/20/2018	2.388%	$	3,000	$(489)	$(295)	$(194)
Masco Corp.	BOA	(0.610%	)	09/20/2012	1.893%		5,000	123	0	123

								$(366)	$(295)	$(71)

Credit Default Swaps on Corporate Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	MLP	0.850%		12/20/2012	1.534%	$	10,000	$(147)	$0	$(147)
MetLife, Inc.	BOA	1.000%		09/20/2015	2.183%		3,000	(161)	(202)	41

								$(308)	$(202)	$(106)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-5 7-Year Index 10-15%	MSC	(0.140%	)	12/20/2012	$11,200	$ 177	$0	$177

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AA 06-2 Index	DUB	0.170%		05/25/2046	$266	$(219)	$(106)	$(113)
ABX.HE AA 07-1 Index	CSFB	0.150%		08/25/2037	23,431	(21,989)	(19,916)	(2,073)
ABX.HE AAA 06-1 Index	BOA	0.180%		07/25/2045	3,913	(442)	(685)	243
ABX.HE AAA 06-1 Index	GSC	0.180%		07/25/2045	3,913	(443)	(460)	17
CDX.HY-8 5-Year Index 35-100%	BCLY	0.787%		06/20/2012	2,407	13	0	13
CDX.HY-8 5-Year Index 35-100%	BCLY	1.465%		06/20/2012	4,815	84	0	84
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%		06/20/2012	1,926	(3)	0	(3)
CDX.HY-8 5-Year Index 35-100%	CITI	0.630%		06/20/2012	4,815	13	0	13
CDX.HY-8 5-Year Index 35-100%	CITI	0.830%		06/20/2012	9,629	60	0	60
CDX.HY-8 5-Year Index 35-100%	MLP	0.910%		06/20/2012	2,407	18	0	18
CDX.HY-9 5-Year Index 35-100%	MLP	1.140%		12/20/2012	9,627	88	0	88
CDX.HY-9 5-Year Index 35-100%	MLP	1.442%		12/20/2012	4,814	78	0	78
CDX.IG-5 10-Year Index 10-15%	MSC	0.460%		12/20/2015	8,000	(915)	0	(915)

						$(23,657)	$(21,167)	$(2,490)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

42	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB	$	38,600	$1,391	$1,216	$175
Pay	3-Month USD-LIBOR	4.000%	12/15/2020	MSC		27,100	3,294	2,057	1,237

							$4,685	$3,273	$1,412

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$6,643	$1,402	$8,045
Industrials	0	8,791	8,165	16,956
Municipal Bonds & Notes
West Virginia	0	2,948	0	2,948
U.S. Government Agencies	0	138,815	291	139,106
U.S. Treasury Obligations	0	157,613	0	157,613
Mortgage-Backed Securities	0	248,789	584	249,373
Asset-Backed Securities	0	259,556	6,420	265,976
Sovereign Issues	0	2,629	0	2,629
Short-Term Instruments
Repurchase Agreements	0	750	0	750

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
U.S. Treasury Bills	$0	$16,598	$0	$16,598
PIMCO Short-Term Floating NAV Portfolio	20,177	0	0	20,177

Investments, at value	$20,177	$843,132	$16,862	$880,171
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	13,682	425	14,107
Interest Rate Contracts	2,398	1,411	0	3,809

	$2,398	$15,093	$425	$17,916
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(11,378)	$0	$(11,378)

Totals	$22,575	$846,847	$17,287	$886,709

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$1,274	$0	$(85)	$(4)	$(3)	$220	$0	$0	$1,402	$208
Industrials	1,066	0	(52)	0	0	271	6,880	0	8,165	258
U.S. Government Agencies	316	0	(27)	(1)	(1)	4	0	0	291	3
Mortgage-Backed Securities	7,409	22	(6,930)	(1)	48	27	9	0	584	(3)
Asset-Backed Securities	8,980	0	(31)	42	0	345	42	(2,958)	6,420	326

Investments, at value	$19,045	$22	$(7,125)	$36	$44	$867	$6,931	$(2,958)	$16,862	$792

Financial Derivative Instruments (7) - Assets
Credit Contracts	$1,767	$0	$0	$0	$0	$(645)	$0	$(697)	$425	$37

Totals	$20,812	$22	$(7,125)	$36	$44	$222	$6,931	$(3,655)	$17,287	$829

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

See Accompanying Notes	Semiannual Report	September 30, 2010	43

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

September 30, 2010 (Unaudited)

(j)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$0	$0	$0	$0	$0	$0
Unrealized appreciation on swap agreements	1,411	0	14,107	0	0	15,518

	$1,411	$0	$14,107	$0	$0	$15,518

Liabilities:
Unrealized depreciation on swap agreements	$0	$0	$11,378	$0	$0	$11,378

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(5)	$0	$0	$0	$0	$(5)
Net realized gain on futures contracts, written options and swaps	720	0	6,017	0	0	6,737

	$715	$0	$6,017	$0	$0	$6,732

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$1,479	$0	$2,838	$0	$0	$4,317

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $2,398 as reported in the Notes to Schedule of Investments.

44	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments  PIMCO Developing Local Markets Portfolio

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 4.2%

CORPORATE BONDS & NOTES 4.2%

Macquarie Bank Ltd.
2.600% due 01/20/2012		$9,000	$9,231

Suncorp-Metway Ltd.
2.026% due 07/16/2012		16,300	16,700

Total Australia (Cost $25,831)			25,931

BRAZIL 25.2%

SOVEREIGN ISSUES 25.2%

Brazil Government International Bond
9.500% due 01/24/2011	EUR	20,000	27,988

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	38,960	22,616
10.000% due 01/01/2017		188,845	103,266

Total Brazil (Cost $143,880)			153,870

CAYMAN ISLANDS 0.1%

ASSET-BACKED SECURITIES 0.1%

Atrium CDO Corp.
0.923% due 06/27/2015		$434	406

Total Cayman Islands (Cost $432)			406

CHILE 0.6%

CORPORATE BONDS & NOTES 0.6%

Banco Santander Chile
1.771% due 04/20/2012		$3,700	3,700

Total Chile (Cost $3,700)			3,700

EGYPT 0.0%

CORPORATE BONDS & NOTES 0.0%

Petroleum Export Ltd.
5.265% due 06/15/2011		$81	81

Total Egypt (Cost $81)			81

EL SALVADOR 1.5%

SOVEREIGN ISSUES 1.5%

El Salvador Government International Bond
8.500% due 07/25/2011		$8,600	9,116

Total El Salvador (Cost $8,913)			9,116

MEXICO 4.3%

CORPORATE BONDS & NOTES 0.2%

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	10,000	845

SOVEREIGN ISSUES 4.1%

Mexico Government International Bond
9.000% due 12/22/2011		300,000	25,053

Total Mexico (Cost $24,755)			25,898

RUSSIA 1.2%

CORPORATE BONDS & NOTES 1.2%

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$813	848

VTB Bank Via VTB Capital S.A.
6.609% due 10/31/2012		6,400	6,776

Total Russia (Cost $7,559)			7,624

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SPAIN 1.6%

CORPORATE BONDS & NOTES 1.6%

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012	$10,000	$9,865

Total Spain (Cost $10,000)		9,865

UNITED STATES 37.3%

ASSET-BACKED SECURITIES 0.5%

ACE Securities Corp.
0.306% due 08/25/2036	$32	28
0.306% due 12/25/2036	15	14
0.346% due 06/25/2037	37	34

Asset-Backed Funding Certificates
0.606% due 06/25/2034	305	237

Bear Stearns Asset-Backed Securities Trust
1.256% due 10/25/2037	819	636

Carrington Mortgage Loan Trust
0.306% due 01/25/2037	19	18
0.356% due 06/25/2037	525	461

Citigroup Mortgage Loan Trust, Inc.
0.316% due 05/25/2037	57	53
0.316% due 07/25/2045	89	70

Countrywide Asset-Backed Certificates
0.336% due 10/25/2047	42	41
0.436% due 09/25/2036	99	79

Credit-Based Asset Servicing & Securitization LLC
0.316% due 11/25/2036	11	10
0.376% due 07/25/2037	407	361

First NLC Trust
0.326% due 08/25/2037	291	201

Fremont Home Loan Trust
0.316% due 01/25/2037	13	11

GE-WMC Mortgage Securities LLC
0.296% due 08/25/2036	5	2

GSAMP Trust
0.326% due 10/25/2036	1	1
0.326% due 12/25/2036	20	14

Home Equity Asset Trust
0.316% due 05/25/2037	20	19

HSI Asset Securitization Corp. Trust
0.306% due 10/25/2036	15	11
0.306% due 12/25/2036	20	19
0.316% due 05/25/2037	85	83

Indymac Residential Asset-Backed Trust
0.336% due 07/25/2037	8	8

JPMorgan Mortgage Acquisition Corp.
0.316% due 03/25/2047	99	73
0.336% due 08/25/2036	3	1
0.336% due 03/25/2037	49	46
0.366% due 08/25/2036	347	152

Lehman ABS Mortgage Loan Trust
0.346% due 06/25/2037	67	26

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034	62	53

MASTR Asset-Backed Securities Trust
0.336% due 05/25/2037	37	35

Merrill Lynch Mortgage Investors, Inc.
0.336% due 09/25/2037	12	4

Morgan Stanley ABS Capital I
0.306% due 11/25/2036	4	4
0.316% due 05/25/2037	52	43

New Century Home Equity Loan Trust
0.436% due 05/25/2036	65	44

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Popular ABS Mortgage Pass-Through Trust
0.346% due 06/25/2047		$73	$65

Securitized Asset-Backed Receivables LLC Trust
0.316% due 12/25/2036		44	15
0.336% due 11/25/2036		20	7

SLM Student Loan Trust
0.648% due 01/25/2017		13	13

WaMu Asset-Backed Certificates
0.306% due 01/25/2037		11	10

Washington Mutual Asset-Backed Certificates
0.316% due 10/25/2036		22	16

			3,018

CORPORATE BONDS & NOTES 1.7%

Ally Financial, Inc.
7.250% due 03/02/2011		2,700	2,743

Bear Stearns Cos. LLC
5.300% due 10/30/2015		100	112
5.500% due 08/15/2011		100	104
6.950% due 08/10/2012		500	553

General Electric Capital Corp.
0.446% due 08/15/2011		200	200

International Business Machines Corp.
1.068% due 07/28/2011		3,000	3,016

JPMorgan Chase & Co.
1.128% due 09/26/2013	EUR	300	399

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)		$1,100	243
5.316% due 04/05/2011 (a)	EUR	2,142	683

Morgan Stanley
0.780% due 01/09/2012		$2,500	2,486

SLM Corp.
1.079% due 12/15/2010	EUR	100	136

			10,675

MORTGAGE-BACKED SECURITIES 2.0%

Adjustable Rate Mortgage Trust
2.891% due 09/25/2035		$257	193

American Home Mortgage Investment Trust
2.034% due 09/25/2045		42	38

Banc of America Funding Corp.
5.939% due 01/20/2047		398	294

Banc of America Mortgage Securities, Inc.
2.766% due 07/25/2034		141	130
5.391% due 02/25/2036		79	62

Bear Stearns Adjustable Rate Mortgage Trust
3.350% due 02/25/2034		255	218
4.765% due 04/25/2034		113	105
5.347% due 05/25/2047		119	91

Bear Stearns Alt-A Trust
0.416% due 02/25/2034		42	32
5.011% due 01/25/2036		590	353

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036		1,378	956
5.436% due 12/26/2046		814	581

Chase Mortgage Finance Corp.
5.420% due 03/25/2037		54	45

Citigroup Mortgage Loan Trust, Inc.
2.210% due 08/25/2035		202	191
2.917% due 08/25/2035		231	122
5.567% due 07/25/2046		53	37

Countrywide Alternative Loan Trust
5.773% due 02/25/2037		129	93

See Accompanying Notes	Semiannual Report	September 30, 2010	45

Schedule of Investments PIMCO Developing Local Markets Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
5.890% due 09/25/2047	$17	$13

Credit Suisse First Boston Mortgage Securities Corp.
2.503% due 06/25/2033	383	371

Deutsche ALT-A Securities, Inc.
0.346% due 08/25/2037	52	51

First Horizon Asset Securities, Inc.
2.838% due 07/25/2033	137	134
2.923% due 08/25/2035	254	245

Greenpoint Mortgage Pass-Through Certificates
3.098% due 10/25/2033	318	273

GSR Mortgage Loan Trust
4.923% due 01/25/2036	55	43

Harborview Mortgage Loan Trust
3.048% due 07/19/2035	592	471
5.653% due 08/19/2036	15	13

Indymac Index Mortgage Loan Trust
2.767% due 12/25/2034	182	137

Luminent Mortgage Trust
0.436% due 12/25/2036	51	29

Merrill Lynch Floating Trust
0.327% due 06/15/2022	44	43

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	1,303	1,016

Merrill Lynch Mortgage-Backed Securities Trust
5.597% due 04/25/2037	46	35

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	540	470
1.259% due 10/25/2035	289	248

Provident Funding Mortgage Loan Trust
2.770% due 08/25/2033	224	213

Residential Funding Mortgage Securities I
3.275% due 09/25/2035	286	211

Sequoia Mortgage Trust
2.536% due 01/20/2047	23	19
2.911% due 04/20/2035	273	261

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
2.590% due 07/25/2034	$760	$699
2.653% due 01/25/2035	271	210
2.695% due 08/25/2035	173	141

Structured Asset Mortgage Investments, Inc.
0.507% due 07/19/2035	1,495	1,300
0.587% due 10/19/2034	486	440

Structured Asset Securities Corp.
2.486% due 06/25/2033	485	438
2.841% due 10/25/2035	24	19

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037	4	4

WaMu Mortgage Pass-Through Certificates
0.476% due 07/25/2046	408	93
1.180% due 12/25/2046	62	42
2.700% due 06/25/2033	158	152
2.786% due 03/25/2034	271	260
5.168% due 01/25/2037	44	34
5.344% due 04/25/2037	30	23
5.424% due 12/25/2036	85	64
5.432% due 12/25/2036	27	20
5.561% due 05/25/2037	60	48
5.868% due 09/25/2036	38	31

Wells Fargo Mortgage-Backed Securities Trust
4.986% due 12/25/2034	190	188
5.442% due 07/25/2036	63	51

		12,094

U.S. GOVERNMENT AGENCIES 3.9%

Fannie Mae
0.756% due 06/25/2027	9,489	9,515
0.806% due 06/25/2027	8,744	8,775
1.586% due 06/01/2043 - 07/01/2044	61	61
5.000% due 02/25/2017	15	15

Freddie Mac
0.536% due 09/25/2031	181	172
5.000% due 07/15/2014	4,400	5,022

		23,560

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 29.2%

U.S. Treasury Notes
1.125% due 06/30/2011 (d)	$160,183	$161,253
2.375% due 08/31/2014	15,900	16,782

		178,035

Total United States (Cost $230,542)		227,382

SHORT-TERM INSTRUMENTS 23.9%

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
0.010% due 10/01/2010	$258	258

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $267. Repurchase proceeds are $258.)

U.S. TREASURY BILLS 0.4%
0.142% due 10/14/2010 - 01/20/2011 (b)(d)	2,370	2,370

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 23.5%
	14,297,878	143,236

Total Short-Term Instruments (Cost $145,867)		145,864

Total Investments 99.9% (Cost $601,560)		$609,737

Other Assets and Liabilities (Net) 0.1%		679

Net Assets 100.0%		$610,416

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $3,320 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(e)	Swap agreements outstanding on September 30, 2010:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM	BRL	55,000	$688	$0	$688
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MSC	MXN	4,000	56	0	56
Pay	28-Day MXN TIIE	8.770%	08/03/2016	CITI		2,550	28	0	28
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BCLY		2,550	29	0	29

							$801	$0	$801

46	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

(f)	Transactions in written call and put options for the period ended September 30, 2010:

	Notional Amount	Premium
Balance at 03/31/2010	$27,400	$271
Sales	0	0
Closing Buys	(27,400)	(271)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2010	$0	$0

(g)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	86,359	10/2010	HSBC	$3,010	$0	$3,010
Sell		86,359	10/2010	HSBC	0	(2,277)	(2,277)
Buy		149,737	11/2010	HSBC	6,483	0	6,483
Buy		149,737	11/2010	MSC	6,448	0	6,448
Buy		86,359	12/2010	HSBC	2,309	0	2,309
Sell		95,178	12/2010	HSBC	0	(580)	(580)
Buy		22,640	12/2010	MSC	221	0	221
Buy	CNY	95,978	11/2010	BCLY	0	(64)	(64)
Buy		138,255	11/2010	CITI	0	(103)	(103)
Buy		352,221	11/2010	DUB	0	(325)	(325)
Sell		939,789	11/2010	HSBC	0	(1,557)	(1,557)
Buy		248,254	11/2010	JPM	0	(426)	(426)
Buy		137,614	11/2010	MSC	0	(154)	(154)
Sell		32,532	11/2010	RBS	0	(41)	(41)
Buy		19,722	01/2011	BOA	1	0	1
Buy		42,973	01/2011	JPM	0	(16)	(16)
Buy		35,125	01/2011	MSC	2	0	2
Buy		251,621	04/2011	BCLY	91	0	91
Buy		52,966	04/2011	CSFB	18	0	18
Buy		11,254	04/2011	HSBC	4	0	4
Buy		19,875	04/2011	MSC	9	0	9
Buy		7,162	06/2011	DUB	0	(24)	(24)
Sell	EUR	21,450	10/2010	UBS	0	(1,550)	(1,550)
Buy	IDR	97,182,350	10/2010	BCLY	152	0	152
Buy		13,189,000	10/2010	CITI	11	0	11
Buy		16,763,200	10/2010	HSBC	11	0	11
Sell		127,134,550	10/2010	JPM	0	(1,067)	(1,067)
Buy		335,775,000	11/2010	BCLY	1,621	0	1,621
Buy		154,512,000	11/2010	CITI	1,418	0	1,418
Buy		71,930,140	11/2010	DUB	493	0	493
Buy		143,212,450	11/2010	HSBC	1,115	0	1,115
Sell		12,864,050	07/2011	BCLY	0	(3)	(3)
Sell		13,189,000	07/2011	CITI	0	(13)	(13)
Sell		16,763,200	07/2011	HSBC	0	(12)	(12)
Buy	INR	294,492	11/2010	HSBC	278	0	278
Sell	JPY	256,209	11/2010	MSC	0	(26)	(26)
Buy	KRW	20,096,240	11/2010	BCLY	210	(213)	(3)
Sell		66,177,925	11/2010	BCLY	0	(4,542)	(4,542)
Buy		9,755,140	11/2010	BOA	280	0	280
Buy		40,264,081	11/2010	CITI	646	0	646
Sell		5,860,910	11/2010	CITI	0	(261)	(261)
Buy		7,777,794	11/2010	DUB	120	0	120
Buy		4,058,580	11/2010	GSC	94	0	94
Sell		17,573,850	11/2010	HSBC	0	(688)	(688)
Buy		31,714,858	11/2010	JPM	215	(55)	160
Buy		15,344,163	11/2010	MSC	106	0	106
Sell		9,666,180	11/2010	MSC	0	(164)	(164)
Sell		2,669,090	11/2010	RBS	0	(145)	(145)
Buy	MXN	287,264	02/2011	BCLY	779	0	779
Buy		4,169	02/2011	DUB	12	0	12
Buy	MYR	141,654	10/2010	BCLY	4,380	0	4,380
Sell		18,430	10/2010	BCLY	0	(4)	(4)
Buy		20,997	10/2010	BOA	678	0	678
Buy		68,928	10/2010	CITI	2,186	0	2,186
Buy		8,932	10/2010	DUB	287	0	287
Sell		11,147	10/2010	HSBC	0	(269)	(269)
Sell		105,632	10/2010	JPM	0	(1,154)	(1,154)
Buy		18,430	02/2011	BCLY	0	(11)	(11)
Sell	SGD	735	03/2011	CITI	0	(11)	(11)
Buy	TRY	15,045	10/2010	HSBC	355	0	355

See Accompanying Notes	Semiannual Report	September 30, 2010	47

Schedule of Investments PIMCO Developing Local Markets Portfolio (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	TWD	9,869	10/2010	BCLY	$0	$0	$0
Buy		29,289	10/2010	CITI	3	0	3
Buy		395,385	01/2011	BCLY	0	(223)	(223)
Buy		117,202	01/2011	DUB	8	(24)	(16)
Buy		71,758	01/2011	JPM	28	0	28
Buy		110,458	01/2011	MSC	26	0	26
Buy		59,820	01/2011	UBS	31	0	31
Buy	ZAR	239,911	10/2010	BCLY	676	0	676
Buy		68,651	10/2010	MSC	532	0	532

					$35,347	$(16,002)	$19,345

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Australia
Corporate Bonds & Notes	$0	$25,931	$0	$25,931
Brazil
Sovereign Issues	0	153,870	0	153,870
Cayman Islands
Asset-Backed Securities	0	406	0	406
Chile
Corporate Bonds & Notes	0	3,700	0	3,700
Egypt
Corporate Bonds & Notes	0	81	0	81
El Salvador
Sovereign Issues	0	9,116	0	9,116
Mexico
Corporate Bonds & Notes	0	845	0	845
Sovereign Issues	0	25,053	0	25,053
Russia
Corporate Bonds & Notes	0	7,624	0	7,624
Spain
Corporate Bonds & Notes	0	9,865	0	9,865
United States
Asset-Backed Securities	0	3,018	0	3,018

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes	$0	$10,675	$0	$10,675
Mortgage-Backed Securities	0	12,094	0	12,094
U.S. Government Agencies	0	23,560	0	23,560
U.S. Treasury Obligations	0	178,035	0	178,035
Short-Term Instruments
Repurchase Agreements	0	258	0	258
U.S. Treasury Bills	0	2,370	0	2,370
PIMCO Short-Term Floating NAV Portfolio	143,236	0	0	143,236
Investments, at value	$143,236	$466,501	$0	$609,737

Financial Derivative Instruments (7) - Assets
Foreign Exchange Contracts	0	35,347	0	35,347
Interest Rate Contracts	0	801	0	801
	$0	$36,148	$0	$36,148

Financial Derivative Instruments (7) - Liabilities
Foreign Exchange Contracts	$0	$(16,002)	$0	$(16,002)

Totals	$143,236	$486,647	$0	$629,883

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010
Cayman Islands
Asset-Backed Securities	$431	$0	$(37)	$0	$0	$12	$0	$(406)	$0	$0

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

48	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

(i)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$35,347	$0	$0	$0	$35,347
Unrealized appreciation on swap agreements	801	0	0	0	0	801

	$801	$35,347	$0	$0	$0	$36,148

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$16,002	$0	$0	$0	$16,002

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$290	$0	$(4)	$0	$0	$286
Net realized gain (loss) on foreign currency transactions	0	(64)	0	0	0	(64)

	$290	$(64)	$(4)	$0	$0	$222

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$338	$0	$0	$0	$0	$338
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	21,198	0	0	0	21,198

	$338	$21,198	$0	$0	$0	$21,536

(1)	See note 5 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Semiannual Report	September 30, 2010	49

Schedule of Investments PIMCO Emerging Markets Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BERMUDA 0.4%

CORPORATE BONDS & NOTES 0.4%

Noble Group Ltd.
6.625% due 08/05/2020		$4,000	$4,200

Total Bermuda (Cost $4,079)			4,200

BRAZIL 35.6%

CORPORATE BONDS & NOTES 9.4%

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$3,000	3,555

CSN Islands XI Corp.
6.875% due 09/21/2019		7,000	7,735

CSN Resources S.A.
6.500% due 07/21/2020		14,000	14,998

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		5,982	6,378

Gerdau Holdings, Inc.
7.000% due 01/20/2020		20,000	22,450

GTL Trade Finance, Inc.
7.250% due 10/20/2017		5,000	5,594

Petrobras International Finance Co.
5.750% due 01/20/2020		15,000	16,678
5.875% due 03/01/2018		10,000	11,161
7.875% due 03/15/2019		15,650	19,593

			108,142

SOVEREIGN ISSUES 26.2%

Brazil Government International Bond
5.875% due 01/15/2019		31,400	36,974
7.875% due 03/07/2015		15,800	19,473
8.000% due 01/15/2018		4,093	4,914
11.000% due 08/17/2040		8,000	11,120

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	54,191	31,458
10.000% due 01/01/2017		358,754	196,178

			300,117

Total Brazil (Cost $373,320)			408,259

CHILE 0.8%

CORPORATE BONDS & NOTES 0.8%

Banco Santander Chile
1.771% due 04/20/2012		$7,500	7,500
5.375% due 12/09/2014		1,500	1,629

Total Chile (Cost $8,999)			9,129

COLOMBIA 0.4%

SOVEREIGN ISSUES 0.4%

Colombia Government International Bond
7.375% due 03/18/2019		$4,000	5,080

Total Colombia (Cost $4,532)			5,080

EGYPT 0.4%

CORPORATE BONDS & NOTES 0.4%

Petroleum Export Ltd.
5.265% due 06/15/2011		$458	457

Petroleum Export II Ltd.
6.340% due 06/20/2011		3,875	3,865

Total Egypt (Cost $4,301)			4,322

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EL SALVADOR 0.3%

CORPORATE BONDS & NOTES 0.3%

AES El Salvador Trust
6.750% due 02/01/2016		$3,750	$3,525

Total El Salvador (Cost $3,739)			3,525

INDIA 2.4%

CORPORATE BONDS & NOTES 2.4%

Bank of India
4.750% due 09/30/2015		$16,000	16,569

State Bank of India
4.500% due 07/27/2015		10,000	10,527

Total India (Cost $26,865)			27,096

INDONESIA 1.2%

CORPORATE BONDS & NOTES 0.7%

Adaro Indonesia PT
7.625% due 10/22/2019		$8,000	8,760

SOVEREIGN ISSUES 0.5%

Indonesia Government International Bond
6.625% due 02/17/2037		4,000	4,877
10.375% due 05/04/2014		500	634

			5,511

Total Indonesia (Cost $13,986)			14,271

IRELAND 0.4%

CORPORATE BONDS & NOTES 0.4%

RZD Capital Ltd.
5.739% due 04/03/2017		$4,300	4,544

Total Ireland (Cost $4,475)			4,544

MALAYSIA 0.0%

SOVEREIGN ISSUES 0.0%

Malaysia Government International Bond
3.210% due 05/31/2013	MYR	131	43

Total Malaysia (Cost $39)			43

MEXICO 12.1%

CORPORATE BONDS & NOTES 4.3%

Corp. GEO SAB de C.V.
8.875% due 09/25/2014		$5,000	5,575

Pemex Finance Ltd.
9.030% due 02/15/2011		40	41

Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	2,100	2,863

Petroleos Mexicanos
5.500% due 01/21/2021		$24,000	25,680
8.000% due 05/03/2019		11,200	13,944

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	10,000	845

			48,948

SOVEREIGN ISSUES 7.8%

Mexico Government International Bond
5.125% due 01/15/2020		$5,000	5,613
5.625% due 01/15/2017		9,942	11,423
5.950% due 03/19/2019		30,900	36,416
6.750% due 09/27/2034		263	328
7.500% due 06/21/2012	MXN	309,489	25,572

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.300% due 08/15/2031		$7,000	$10,028
8.500% due 12/13/2018	MXN	470	43
9.500% due 12/18/2014		1,155	106

			89,529

Total Mexico (Cost $130,218)			138,477

NETHERLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%

Waha Aerospace BV
3.925% due 07/28/2020		$3,000	3,089

Total Netherlands (Cost $3,019)			3,089

PANAMA 0.6%

SOVEREIGN ISSUES 0.6%

Panama Government International Bond
6.700% due 01/26/2036		$100	123
7.250% due 03/15/2015		6,000	7,200

Total Panama (Cost $6,809)			7,323

PERU 0.1%

SOVEREIGN ISSUES 0.1%

Peru Government International Bond
6.900% due 08/12/2037	PEN	4,000	1,546
8.750% due 11/21/2033		$100	149

Total Peru (Cost $1,629)			1,695

POLAND 0.0%

SOVEREIGN ISSUES 0.0%

Poland Government International Bond
5.500% due 10/25/2019	PLN	96	33

Total Poland (Cost $29)			33

QATAR 4.3%

CORPORATE BONDS & NOTES 0.5%

Qatar Petroleum
5.579% due 05/30/2011		$178	181

Qatari Diar Finance QSC
5.000% due 07/21/2020		5,000	5,269

			5,450

SOVEREIGN ISSUES 3.8%

Qatar Government International Bond
5.250% due 01/20/2020		36,200	40,001
6.400% due 01/20/2040		1,000	1,195
6.550% due 04/09/2019		2,400	2,889

			44,085

Total Qatar (Cost $45,986)			49,535

RUSSIA 10.9%

CORPORATE BONDS & NOTES 7.3%

AK Transneft OJSC Via TransCapitalInvest Ltd.
6.103% due 06/27/2012		$5,300	5,559

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013		8,100	9,287

Gazprom Via Gaz Capital S.A.
8.625% due 04/28/2034		5,000	6,375
9.250% due 04/23/2019		3,250	4,062

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		956	996

50	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.875% due 11/29/2010		$3,200	$3,232
7.175% due 05/16/2013		2,050	2,204
7.750% due 05/29/2018		9,400	10,610

TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	1,044
6.625% due 03/20/2017		11,710	12,427
7.500% due 07/18/2016		3,900	4,352
7.875% due 03/13/2018		12,000	13,590

VTB Bank Via VTB Capital S.A.
6.609% due 10/31/2012		8,600	9,123
6.875% due 05/29/2018		500	531

			83,392

SOVEREIGN ISSUES 3.6%

Russia Government International Bond
7.500% due 03/31/2030		34,408	41,176
12.750% due 06/24/2028		100	183

			41,359

Total Russia (Cost $119,734)			124,751

SINGAPORE 1.8%

CORPORATE BONDS & NOTES 1.8%

Temasek Financial I Ltd.
4.300% due 10/25/2019		$19,000	20,635

SOVEREIGN ISSUES 0.0%

Singapore Government Bond
2.500% due 06/01/2019	SGD	70	56

Total Singapore (Cost $19,672)			20,691

SOUTH KOREA 1.8%

CORPORATE BONDS & NOTES 1.0%

Korea Exchange Bank
4.875% due 01/14/2016		$5,000	5,348

Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		6,000	6,733

			12,081

SOVEREIGN ISSUES 0.8%

Export-Import Bank of Korea
5.125% due 06/29/2020		8,000	8,646

Total South Korea (Cost $19,915)			20,727

SUPRANATIONAL 0.0%

CORPORATE BONDS & NOTES 0.0%

Inter-American Development Bank
8.500% due 03/15/2011		$120	124

Total Supranational (Cost $122)			124

SWITZERLAND 0.2%

CORPORATE BONDS & NOTES 0.2%

UBS AG
1.439% due 02/23/2012		$2,000	2,015

Total Switzerland (Cost $2,000)			2,015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 0.1%

CORPORATE BONDS & NOTES 0.1%

Bank of Scotland PLC
0.352% due 12/08/2010		$1,500	$1,499

Total United Kingdom (Cost $1,487)			1,499

UNITED STATES 4.2%

ASSET-BACKED SECURITIES 0.1%

GSAA Trust
0.556% due 03/25/2037		$630	341

Morgan Stanley Mortgage Loan Trust
0.616% due 04/25/2037		576	286

			627

CORPORATE BONDS & NOTES 1.0%

American International Group, Inc.
8.625% due 05/22/2068	GBP	800	1,200

Bank of America N.A.
0.572% due 06/15/2016		$900	804

International Business Machines Corp.
1.068% due 07/28/2011		5,000	5,028

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		2,400	2,696

SLM Corp.
5.375% due 05/15/2014		200	195

Wachovia Bank N.A.
0.366% due 12/02/2010		1,000	1,000

Wachovia Corp.
5.750% due 02/01/2018		900	1,027

			11,950

MORTGAGE-BACKED SECURITIES 0.7%

Banc of America Mortgage Securities, Inc.
5.391% due 02/25/2036		82	65

Bear Stearns Adjustable Rate Mortgage Trust
2.760% due 03/25/2035		4,530	4,328

Bear Stearns Alt-A Trust
0.476% due 12/25/2046 (a)		97	3

Chase Mortgage Finance Corp.
5.420% due 03/25/2037		161	134

Citigroup Mortgage Loan Trust, Inc.
3.074% due 03/25/2034		31	32
5.567% due 07/25/2046		106	74

Countrywide Home Loan Mortgage Pass-Through Trust
5.103% due 10/20/2035		435	328
5.890% due 09/25/2047		66	50

Harborview Mortgage Loan Trust
5.653% due 08/19/2036		61	51

Luminent Mortgage Trust
0.436% due 12/25/2036		101	58

MASTR Adjustable Rate Mortgages Trust
0.496% due 05/25/2037		393	202

Merrill Lynch Alternative Note Asset
0.556% due 03/25/2037		582	263
5.334% due 06/25/2037		516	267

Merrill Lynch Mortgage-Backed Securities Trust
5.597% due 04/25/2037		153	116

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Capital I
5.692% due 04/15/2049	$1,000	$1,040

Morgan Stanley Mortgage Loan Trust
5.175% due 06/25/2036	45	42

Sequoia Mortgage Trust
2.536% due 01/20/2047	58	48

Structured Asset Mortgage Investments, Inc.
0.556% due 08/25/2036	800	100

WaMu Mortgage Pass-Through Certificates
5.168% due 01/25/2037	117	90
5.344% due 04/25/2037	76	57
5.424% due 12/25/2036	256	192
5.432% due 12/25/2036	68	51
5.561% due 05/25/2037	181	144
5.868% due 09/25/2036	127	102

		7,837

U.S. GOVERNMENT AGENCIES 0.2%

Freddie Mac
5.000% due 01/30/2014 - 07/15/2014	2,500	2,849

		2,849

U.S. TREASURY OBLIGATIONS 2.2%

U.S. Treasury Notes
1.125% due 06/30/2011	6,100	6,141
2.375% due 08/31/2014	17,600	18,576

		24,717

Total United States (Cost $47,231)		47,980

VIRGIN ISLANDS (BRITISH) 0.6%

CORPORATE BONDS & NOTES 0.6%

Gerdau Trade, Inc.
5.750% due 01/30/2021 (b)	$6,700	6,823

Total Virgin Islands (British) (Cost $6,636)		6,823

SHORT-TERM INSTRUMENTS 21.9%

U.S. TREASURY BILLS 0.2%
0.149% due 10/07/2010 - 01/13/2011 (c)(e)(f)	$2,200	2,200

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 21.7%
	24,850,684	248,954

Total Short-Term Instruments (Cost $251,160)		251,154

Total Investments 100.8% (Cost $1,099,982)		$1,156,385

Other Assets and Liabilities (Net) (0.8%)		(9,492)

Net Assets 100.0%		$1,146,894

See Accompanying Notes	Semiannual Report	September 30, 2010	51

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $10 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(f)	Securities with an aggregate market value of $2,190 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	CSFB	1.000%	06/20/2015	1.099%	$	25,000	$(105)	$(330)	$225
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.099%		40,000	(168)	(510)	342
China Government International Bond	BNP	1.000%	06/20/2015	0.637%		20,000	340	229	111
China Government International Bond	CSFB	1.000%	06/20/2015	0.637%		20,000	341	220	121
China Government International Bond	GSC	1.000%	03/20/2015	0.605%		35,000	615	380	235
Colombia Government International Bond	UBS	1.000%	09/20/2015	1.148%		6,500	(44)	(147)	103
Gazprom OAO Via Morgan Stanley Bank AG	CSFB	1.580%	06/20/2016	2.422%		5,000	(195)	0	(195)
Gazprom OAO Via Morgan Stanley Bank AG	MSC	1.050%	04/20/2011	1.203%		1,000	4	0	4
Gazprom OAO Via Morgan Stanley Bank AG	MSC	1.140%	07/20/2011	1.273%		600	1	0	1
Gazprom OAO Via Morgan Stanley Bank AG	MSC	1.390%	05/20/2016	2.419%		1,700	(80)	0	(80)
Gazprom Via Gaz Capital S.A.	GSC	1.000%	03/20/2015	2.326%		50,000	(2,753)	(2,678)	(75)
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	1.521%		2,600	121	0	121
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.257%		3,225	(35)	(123)	88
Indonesia Government International Bond	UBS	1.000%	03/20/2015	1.257%		3,225	(35)	(130)	95
Mexico Government International Bond	BCLY	1.000%	12/20/2014	1.087%		600	(2)	(20)	18
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		5,000	(22)	(62)	40
Uruguay Government International Bond	DUB	1.050%	01/20/2012	1.137%		4,000	4	0	4

							$(2,013)	$(3,171)	$1,158

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	JPM	5.000%	12/20/2014	$9,600	$1,057	$1,046	$11
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	32,400	4,015	4,205	(190)
CDX.EM-13 Index	CSFB	5.000%	06/20/2015	12,700	1,574	1,581	(7)
CDX.EM-13 Index	DUB	5.000%	06/20/2015	45,000	5,576	5,670	(94)
CDX.EM-13 Index	GSC	5.000%	06/20/2015	1,300	161	162	(1)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	75,500	9,357	9,488	(131)
CDX.EM-14 Index	BCLY	5.000%	12/20/2015	51,900	6,908	6,445	463
CDX.EM-14 Index	BOA	5.000%	12/20/2015	22,300	2,968	2,910	58
CDX.EM-14 Index	DUB	5.000%	12/20/2015	5,000	665	650	15
CDX.EM-14 Index	HSBC	5.000%	12/20/2015	9,500	1,265	1,240	25
CDX.EM-14 Index	MSC	5.000%	12/20/2015	50,000	6,655	6,200	455

					$40,201	$39,597	$604

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

52	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.510%	01/02/2012	UBS	BRL	127,000	$334	$0	$334
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		630,000	2,340	386	1,954
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		110,000	744	0	744
Pay	1-Year BRL-CDI	11.020%	01/02/2012	UBS		58,900	529	0	529
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		11,500	121	16	105
Pay	1-Year BRL-CDI	11.470%	01/02/2012	BCLY		300,000	133	0	133
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		300,000	1,429	1,246	183
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		83,100	1,368	2	1,366
Pay	1-Year BRL-CDI	11.700%	01/02/2012	UBS		120,000	2,066	0	2,066
Pay	1-Year BRL-CDI	11.900%	01/02/2012	UBS		55,000	1,091	0	1,091
Pay	1-Year BRL-CDI	11.210%	01/02/2013	BCLY		260,000	(1,543)	0	(1,543)
Pay	1-Year BRL-CDI	11.210%	01/02/2013	MLP		300,000	(1,780)	0	(1,780)
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		221,700	1,340	227	1,113
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		16,900	103	69	34
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		20,000	108	65	43
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		16,900	34	0	34
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		16,900	36	0	36
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		12,000	50	26	24
Pay	1-Year BRL-CDI	11.860%	01/02/2014	MLP		200,000	188	0	188
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		200,000	441	452	(11)
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HSBC		165,000	1,395	0	1,395
Pay	1-Year BRL-CDI	12.310%	01/02/2014	MLP		200,000	1,477	1,466	11
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MSC	MXN	38,000	536	0	536
Pay	28-Day MXN TIIE	8.770%	08/03/2016	CITI		5,700	64	0	64
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BCLY		5,700	64	0	64
Pay	28-Day MXN TIIE	8.720%	09/05/2016	CITI		3,000	33	7	26
Pay	28-Day MXN TIIE	8.865%	09/12/2016	GSC		45,000	519	0	519
Pay	28-Day MXN TIIE	8.850%	09/21/2016	JPM		80,000	914	0	914
Pay	28-Day MXN TIIE	8.900%	09/22/2016	CITI		52,250	607	0	607

							$14,741	$3,962	$10,779

(h)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	127,158	10/2010	HSBC	$4,152	$0	$4,152
Sell		203,486	10/2010	HSBC	0	(6,989)	(6,989)
Buy		79,877	10/2010	MSC	2,375	0	2,375
Sell		3,549	10/2010	RBS	0	(122)	(122)
Buy		47,020	12/2010	MSC	458	0	458
Sell		38,153	12/2010	MSC	0	(1,107)	(1,107)
Buy	CNY	5,055	11/2010	BCLY	0	(3)	(3)
Buy		8,192	11/2010	CITI	0	(6)	(6)
Buy		21,127	11/2010	DUB	0	(20)	(20)
Buy		141,026	11/2010	HSBC	168	0	168
Sell		172,943	11/2010	JPM	0	(364)	(364)
Buy		8,324	11/2010	MSC	0	(9)	(9)
Buy		36,798	01/2011	BOA	26	0	26
Sell		40,290	01/2011	CITI	0	(70)	(70)
Buy		55,715	01/2011	MSC	4	0	4
Sell		47,036	01/2011	RBS	0	(86)	(86)
Buy		397,938	04/2011	BCLY	241	0	241
Sell		91,612	04/2011	BCLY	0	(168)	(168)
Buy		195,103	04/2011	BOA	603	0	603
Buy		105,893	04/2011	CSFB	30	0	30
Buy		81,426	04/2011	HSBC	26	0	26
Buy		182,055	04/2011	JPM	200	0	200
Buy		26,500	04/2011	MSC	12	0	12
Sell	EUR	1,834	10/2010	UBS	0	(133)	(133)
Sell	GBP	301	12/2010	CITI	0	(5)	(5)
Sell		72	12/2010	GSC	0	(1)	(1)
Sell		162	12/2010	UBS	0	(2)	(2)
Buy	IDR	10,736,700	10/2010	BCLY	4	0	4
Buy		11,007,900	10/2010	CITI	9	0	9
Buy		13,991,100	10/2010	HSBC	9	0	9
Sell		35,735,700	10/2010	JPM	0	(273)	(273)
Buy		89,322,785	11/2010	BCLY	465	0	465
Buy		44,174,200	11/2010	CITI	405	0	405
Buy		20,490,640	11/2010	DUB	140	0	140
Buy		98,123,850	11/2010	HSBC	410	0	410
Buy		18,858,000	11/2010	MSC	11	0	11

See Accompanying Notes	Semiannual Report	September 30, 2010	53

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	IDR	10,736,700	07/2011	BCLY	$0	$(3)	$(3)
Buy		87,852,250	07/2011	CITI	107	0	107
Sell		11,007,900	07/2011	CITI	0	(11)	(11)
Buy		182,688,000	07/2011	HSBC	346	0	346
Sell		13,991,100	07/2011	HSBC	0	(10)	(10)
Buy	INR	276,205	11/2010	BCLY	72	0	72
Sell	JPY	222,048	11/2010	MSC	0	(22)	(22)
Buy	KRW	5,002,767	11/2010	BCLY	115	0	115
Sell		27,123,300	11/2010	BCLY	0	(1,250)	(1,250)
Buy		3,251,014	11/2010	BOA	89	0	89
Buy		10,070,401	11/2010	CITI	167	0	167
Buy		1,592,762	11/2010	DUB	25	0	25
Buy		832,830	11/2010	GSC	19	0	19
Buy		6,478,841	11/2010	JPM	44	(11)	33
Buy		10,094,268	11/2010	MSC	272	0	272
Buy		5,661,500	01/2011	BCLY	0	(57)	(57)
Buy	MXN	101,486	02/2011	BCLY	275	0	275
Buy		2,260	02/2011	DUB	7	0	7
Sell		167,453	02/2011	JPM	0	(68)	(68)
Buy		104,993	02/2011	MSC	21	0	21
Buy	MYR	66,959	10/2010	BCLY	1,829	0	1,829
Sell		10,560	10/2010	BCLY	0	(2)	(2)
Buy		8,474	10/2010	BOA	274	0	274
Buy		27,812	10/2010	CITI	882	0	882
Buy		3,593	10/2010	DUB	116	0	116
Sell		35,912	10/2010	HSBC	0	(867)	(867)
Buy		10,560	02/2011	BCLY	0	(6)	(6)
Sell	PEN	4,176	10/2010	CITI	0	(38)	(38)
Buy		4,176	10/2010	DUB	1	0	1
Sell		4,176	03/2011	DUB	0	(1)	(1)
Buy	PLN	786	11/2010	CITI	25	0	25
Buy	SGD	7,990	03/2011	BOA	134	0	134
Buy		1,973	03/2011	DUB	24	0	24
Buy		1,660	03/2011	JPM	31	0	31
Buy		1,990	03/2011	RBS	36	0	36
Buy	TRY	119	10/2010	BNP	2	0	2
Buy		11,033	10/2010	HSBC	193	0	193
Buy	TWD	7,521	10/2010	BCLY	0	0	0
Buy		22,318	10/2010	CITI	3	0	3
Buy		52,514	01/2011	DUB	4	(11)	(7)
Buy		32,152	01/2011	JPM	13	0	13
Buy		49,492	01/2011	MSC	12	0	12
Buy		26,803	01/2011	UBS	14	0	14
Buy	ZAR	253,285	10/2010	BCLY	1,200	0	1,200

					$16,100	$(11,715)	$4,385

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bermuda
Corporate Bonds & Notes	$0	$4,200	$0	$4,200
Brazil
Corporate Bonds & Notes	0	108,142	0	108,142
Sovereign Issues	0	300,117	0	300,117
Chile
Corporate Bonds & Notes	0	9,129	0	9,129
Colombia
Sovereign Issues	0	5,080	0	5,080
Egypt
Corporate Bonds & Notes	0	4,322	0	4,322
El Salvador
Corporate Bonds & Notes	0	3,525	0	3,525
India
Corporate Bonds & Notes	0	27,096	0	27,096
Indonesia
Corporate Bonds & Notes	0	8,760	0	8,760
Sovereign Issues	0	5,511	0	5,511
Ireland
Corporate Bonds & Notes	0	4,544	0	4,544

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Malaysia
Sovereign Issues	$0	$43	0	$43
Mexico
Corporate Bonds & Notes	0	48,948	0	48,948
Sovereign Issues	0	89,529	0	89,529
Netherlands
Corporate Bonds & Notes	0	3,089	0	3,089
Panama
Sovereign Issues	0	7,323	0	7,323
Peru
Sovereign Issues	0	1,695	0	1,695
Poland
Sovereign Issues	0	33	0	33
Qatar
Corporate Bonds & Notes	0	5,450	0	5,450
Sovereign Issues	0	44,085	0	44,085
Russia
Corporate Bonds & Notes	0	83,392	0	83,392
Sovereign Issues	0	41,359	0	41,359

54	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Singapore
Corporate Bonds & Notes	$0	$20,635	$0	$20,635
Sovereign Issues	0	56	0	56
South Korea
Corporate Bonds & Notes	0	12,081	0	12,081
Sovereign Issues	0	8,646	0	8,646
Supranational
Corporate Bonds & Notes	0	124	0	124
Switzerland
Corporate Bonds & Notes	0	2,015	0	2,015
United Kingdom
Corporate Bonds & Notes	0	1,499	0	1,499
United States
Asset-Backed Securities	0	627	0	627
Corporate Bonds & Notes	0	11,950	0	11,950
Mortgage-Backed Securities	0	7,837	0	7,837
U.S. Government Agencies	0	2,849	0	2,849
U.S. Treasury Obligations	0	24,717	0	24,717
Virgin Islands (British)
Corporate Bonds & Notes	0	6,823	0	6,823

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short-Term Instruments
U.S. Treasury Bills	$0	$2,200	$0	$2,200
PIMCO Short-Term Floating NAV Portfolio	248,954	0	0	248,954
Investments, at value	$248,954	$907,431	$0	$1,156,385

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,535	0	2,535
Foreign Exchange Contracts	0	16,100	0	16,100
Interest Rate Contracts	0	14,113	0	14,113
	$0	$32,748	$0	$32,748

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(773)	0	(773)
Foreign Exchange Contracts	0	(11,715)	0	(11,715)
Interest Rate Contracts	0	(3,334)	0	(3,334)
	$0	$(15,822)	$0	$(15,822)

Totals	$248,954	$924,357	$0	$1,173,311

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(j)	Fair Value of Derivative Instruments(1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$16,100	$0	$0	$0	$16,100
Unrealized appreciation on swap agreements	14,113	0	2,535	0	0	16,648

	$14,113	$16,100	$2,535	$0	$0	$32,748

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$11,715	$0	$0	$0	$11,715
Unrealized depreciation on swap agreements	3,334	0	773	0	0	4,107

	$3,334	$11,715	$773	$0	$0	$15,822

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$391	$0	$5,294	$0	$0	$5,685
Net realized (loss) on foreign currency transactions	0	(7,148)	0	0	0	(7,148)

	$391	$(7,148)	$5,294	$0	$0	$(1,463)

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$6,233	$0	$1,175	$0	$0	$7,408
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	5,683	0	0	0	5,683

	$6,233	$5,683	$1,175	$0	$0	$13,091

(1)	See note 5 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Semiannual Report	September 30, 2010	55

Schedule of Investments PIMCO High Yield Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 3.9%

American General Finance Corp.
7.250% due 04/21/2015		$3,000	$3,020

CSC Holdings LLC
10.500% due 08/01/2013		2,500	2,670

First Data Corp.
3.006% due 09/24/2014		1,347	1,189
3.010% due 09/24/2014		64	56

Ford Motor Co.
3.010% due 12/15/2013		1,321	1,298
3.050% due 12/15/2013		1,371	1,347

Graham Packaging Co. LP
6.000% due 09/23/2016		500	505

Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2014 (a)		1,170	930

Hexion Specialty Chemicals, Inc.
4.312% due 05/05/2015		1,155	1,109

International Lease Finance Corp.
7.000% due 03/17/2016		900	914

Nuveen Investments, Inc.
3.481% due 11/13/2014		575	518
3.533% due 11/01/2014		777	701

SuperMedia, Inc.
11.000% due 12/31/2015		729	569

Texas Competitive Electric Holdings Co. LLC
3.758% due 10/10/2014		10,387	8,051
4.033% due 10/10/2014		57	44
4.065% due 10/10/2014		663	516

Tomkins PLC
6.250% due 09/21/2016		2,500	2,526

Vodafone Group PLC
6.875% due 08/11/2015		2,000	1,979

Total Bank Loan Obligations (Cost $28,906)			27,942

CORPORATE BONDS & NOTES 73.0%

BANKING & FINANCE 23.5%

AGFC Capital Trust I
6.000% due 01/15/2067		7,500	3,862

Ally Financial, Inc.
6.250% due 01/15/2019		761	673
6.500% due 03/15/2016		379	360
6.500% due 11/15/2018		578	523
6.625% due 05/15/2012		2,500	2,612
6.875% due 09/15/2011		700	718
7.000% due 11/15/2024		265	238
7.250% due 09/15/2017		550	543
8.000% due 11/01/2031		4,050	4,273
8.300% due 02/12/2015		800	874

American General Finance Corp.
0.542% due 12/15/2011		500	466
0.649% due 08/17/2011		1,400	1,304
4.875% due 07/15/2012		4,300	4,085

American International Group, Inc.
1.034% due 04/26/2011	EUR	1,500	2,036
5.850% due 01/16/2018		$2,500	2,600
8.175% due 05/15/2068		5,000	5,038
8.250% due 08/15/2018		4,825	5,645

Barclays Bank PLC
7.434% due 09/29/2049		1,950	2,008

BPCE S.A.
9.000% due 03/29/2049	EUR	3,400	4,739

CIT Group, Inc.
7.000% due 05/01/2013		$796	804
7.000% due 05/01/2014		3,294	3,303
7.000% due 05/01/2015		5,295	5,281

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 05/01/2016		$1,691	$1,674
7.000% due 05/01/2017		687	676

Citigroup, Inc.
6.875% due 03/05/2038		8,000	8,965

Columbus International, Inc.
11.500% due 11/20/2014		4,750	5,272

Conti-Gummi Finance BV
7.125% due 10/15/2018 (b)	EUR	1,500	2,021

Credit Agricole S.A.
8.375% due 10/29/2049		$2,000	2,150

FCE Bank PLC
9.375% due 01/17/2014	EUR	3,000	4,565

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		$1,800	1,800
7.000% due 10/01/2013		5,000	5,368
8.700% due 10/01/2014		200	225

Genworth Financial, Inc.
6.150% due 11/15/2066		1,500	1,149
8.625% due 12/15/2016		2,000	2,259

GMAC International Finance BV
7.500% due 04/21/2015	EUR	3,000	4,202

HBOS Capital Funding LP
6.071% due 06/29/2049		$250	222

HBOS PLC
6.750% due 05/21/2018		1,400	1,409

HCP, Inc.
6.000% due 01/30/2017		125	134

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		1,500	828

ILFC E-Capital Trust I
5.900% due 12/21/2065		3,500	2,310

ILFC E-Capital Trust II
6.250% due 12/21/2065		2,780	1,890

Ineos Finance PLC
9.000% due 05/15/2015		1,500	1,573

International Lease Finance Corp.
5.300% due 05/01/2012		500	504
5.450% due 03/24/2011		2,700	2,724
5.750% due 06/15/2011		4,500	4,545
5.875% due 05/01/2013		300	302
6.500% due 09/01/2014		1,275	1,374
6.625% due 11/15/2013		625	630
6.750% due 09/01/2016		1,275	1,371
7.125% due 09/01/2018		1,275	1,380

LBG Capital No.1 PLC
7.375% due 03/12/2020	EUR	50	64
7.875% due 11/01/2020		$250	248

Lehman Brothers Holdings, Inc.
3.018% due 01/12/2012 (a)		1,700	376
5.625% due 01/24/2013 (a)		830	195
6.625% due 01/18/2012 (a)		5,075	1,148
6.750% due 12/28/2017 (a)		4,725	6
6.875% due 05/02/2018 (a)		1,675	402
7.500% due 05/11/2038 (a)		775	1

NSG Holdings LLC
7.750% due 12/15/2025		4,450	4,072

Provident Funding Associates
10.250% due 04/15/2017		8,500	8,798

Regions Bank
7.500% due 05/15/2018		4,850	5,118

Regions Financial Corp.
7.375% due 12/10/2037		5,275	4,852

Royal Bank of Scotland Group PLC
7.640% due 03/29/2049 (a)		7,200	5,382

SLM Corp.
0.798% due 01/27/2014		175	151

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.125% due 08/27/2012		$1,650	$1,669
5.625% due 08/01/2033		6,000	4,626
8.000% due 03/25/2020		3,000	2,981
8.450% due 06/15/2018		3,000	3,034

Standard Life PLC
6.375% due 07/12/2022	EUR	3,000	4,131

UPCB Finance Ltd.
7.625% due 01/15/2020		750	1,072

Ventas Realty LP
6.500% due 06/01/2016		$1,050	1,097
6.625% due 10/15/2014		1,000	1,025
6.750% due 04/01/2017		1,430	1,489

ZFS Finance USA Trust IV
5.875% due 05/09/2062		2,000	1,884

			167,328

INDUSTRIALS 41.6%

AES Dominicana Energia Finance S.A.
11.000% due 12/13/2015		6,500	6,922

Alere, Inc.
8.625% due 10/01/2018		2,150	2,188

Alliance HealthCare Services, Inc.
8.000% due 12/01/2016		2,000	1,865

Alliance One International, Inc.
10.000% due 07/15/2016		6,000	6,525

American Renal Holdings
8.375% due 05/15/2018		1,900	1,966

American Stores Co.
8.000% due 06/01/2026		2,000	1,692

AmeriGas Partners LP
7.125% due 05/20/2016		750	786

Anadarko Petroleum Corp.
6.375% due 09/15/2017		2,075	2,290

ARAMARK Corp.
8.500% due 02/01/2015		795	831

Arch Coal, Inc.
7.250% due 10/01/2020		300	318

ArvinMeritor, Inc.
8.125% due 09/15/2015		1,500	1,526

Aviation Capital Group
7.125% due 10/15/2020 (b)		9,225	9,225

Basell Finance Co. BV
8.100% due 03/15/2027		2,000	1,865

Berry Plastics Corp.
5.276% due 02/15/2015		3,000	2,842
8.875% due 09/15/2014		725	705
9.500% due 05/15/2018		3,000	2,835

Biomet, Inc.
10.375% due 10/15/2017 (c)		3,350	3,575
11.625% due 10/15/2017		5,850	6,545

Brigham Exploration Co.
8.750% due 10/01/2018		6,000	6,210

Brocade Communications Systems, Inc.
6.625% due 01/15/2018		100	104

Building Materials Corp. of America
7.500% due 03/15/2020		225	227

Cablevision Systems Corp.
7.750% due 04/15/2018		200	212
8.000% due 04/15/2020		125	135

CCO Holdings LLC
7.875% due 04/30/2018		550	573
8.125% due 04/30/2020		550	586

56	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CF Industries, Inc.
6.875% due 05/01/2018	$225	$243

Chart Industries, Inc.
9.125% due 10/15/2015	2,100	2,150

Chemtura Corp.
7.875% due 09/01/2018	725	759

Cie Generale de Geophysique-Veritas
7.500% due 05/15/2015	1,650	1,687
7.750% due 05/15/2017	2,570	2,641
9.500% due 05/15/2016	1,525	1,655

Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017	3,000	3,216

Coffeyville Resources LLC
9.000% due 04/01/2015	2,175	2,306
10.875% due 04/01/2017	3,250	3,445

Community Health Systems, Inc.
8.875% due 07/15/2015	5,000	5,325

Consol Energy, Inc.
8.000% due 04/01/2017	600	652
8.250% due 04/01/2020	500	549

Continental Airlines, Inc.
6.750% due 09/15/2015	3,350	3,413

Continental Resources, Inc.
7.125% due 04/01/2021	300	314

Cooper-Standard Automotive, Inc.
8.500% due 05/01/2018	2,300	2,398

Corp. GEO SAB de C.V.
9.250% due 06/30/2020	2,500	2,847

CSC Holdings LLC
7.625% due 07/15/2018	1,600	1,732
7.875% due 02/15/2018	100	110
8.500% due 06/15/2015	2,950	3,238

DaVita, Inc.
6.625% due 03/15/2013	292	298
7.250% due 03/15/2015	4,000	4,172

Delhaize America, Inc.
8.050% due 04/15/2027	600	688

Delta Air Lines 2002-1 Class C Pass-Through Trust
7.779% due 07/02/2013	229	231

Dex One Corp.
12.000% due 01/29/2017 (c)	19	15

DISH DBS Corp.
6.625% due 10/01/2014	850	890
7.875% due 09/01/2019	3,550	3,838

DJO Finance LLC
10.875% due 11/15/2014	1,000	1,092

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	45	45

El Paso Corp.
8.050% due 10/15/2030	3,125	3,271
El Paso Natural Gas Co.
8.375% due 06/15/2032	125	152

El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020	250	271

Enterprise Products Operating LLC
7.034% due 01/15/2068	1,160	1,156
8.375% due 08/01/2066	4,405	4,603

Equinix, Inc.
8.125% due 03/01/2018	1,450	1,555

FGI Holding Co., Inc.
11.250% due 10/01/2015 (c)	4,114	3,742

First Data Corp.
9.875% due 09/24/2015	1,620	1,332

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Motor Co.
9.215% due 09/15/2021		$800	$874

Freedom Group, Inc.
10.250% due 08/01/2015		2,185	2,322

GeoEye, Inc.
9.625% due 10/01/2015		1,400	1,535

Georgia-Pacific LLC
7.250% due 06/01/2028		750	774
8.000% due 01/15/2024		5,950	6,709

Global Geophysical Services, Inc.
10.500% due 05/01/2017		2,000	2,045

Goodyear Tire & Rubber Co.
10.500% due 05/15/2016		1,225	1,393

Graham Packaging Co. LP
8.250% due 01/01/2017		2,750	2,805
9.875% due 10/15/2014		1,750	1,824

Graphic Packaging International, Inc.
7.875% due 10/01/2018		375	387

Harrah's Operating Co., Inc.
10.000% due 12/15/2018		3,312	2,662
11.250% due 06/01/2017		2,000	2,200

HCA, Inc.
7.250% due 09/15/2020		650	699
8.500% due 04/15/2019		3,775	4,228
9.250% due 11/15/2016		15,095	16,378
9.625% due 11/15/2016 (c)		2,150	2,338
9.875% due 02/15/2017		150	166

Huntsman International LLC
8.625% due 03/15/2020		925	962
8.625% due 03/15/2021		275	286

Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	3,500	4,020
8.500% due 02/15/2016		$4,050	3,448

Insight Communications Co., Inc.
9.375% due 07/15/2018		850	907

Intelsat Corp.
9.250% due 08/15/2014		2,050	2,132
9.250% due 06/15/2016		1,595	1,709

Intelsat Jackson Holdings S.A.
8.500% due 11/01/2019		2,000	2,180
9.500% due 06/15/2016		2,600	2,785

Interactive Data Corp.
10.250% due 08/01/2018		275	296

Intergen NV
9.000% due 06/30/2017		4,030	4,282

JET Equipment Trust
7.630% due 08/15/2012 (a)		55	1

Lyondell Chemical Co.
8.000% due 11/01/2017		3,950	4,325

McClatchy Co.
11.500% due 02/15/2017		4,000	4,275

MGM Resorts International
6.625% due 07/15/2015		200	168
6.875% due 04/01/2016		300	254
7.500% due 06/01/2016		250	212
9.000% due 03/15/2020		4,225	4,468
10.375% due 05/15/2014		25	28
11.125% due 11/15/2017		500	572
13.000% due 11/15/2013		1,550	1,829

Michael Foods, Inc.
9.750% due 07/15/2018		1,875	2,016

Mylan, Inc.
7.625% due 07/15/2017		475	508
7.875% due 07/15/2020		700	753

NFR Energy LLC
9.750% due 02/15/2017		2,900	2,914

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OI European Group BV
6.875% due 03/31/2017	EUR	300	$429

OPTI Canada, Inc.
8.250% due 12/15/2014		$4,210	3,221
9.000% due 12/15/2012		2,800	2,849
9.750% due 08/15/2013		2,400	2,448

Oshkosh Corp.
8.250% due 03/01/2017		125	135
8.500% due 03/01/2020		125	136

Patheon, Inc.
8.625% due 04/15/2017		1,150	1,184

Penn Virginia Resource Partners LP
8.250% due 04/15/2018		175	182

Petrohawk Energy Corp.
7.875% due 06/01/2015		1,220	1,284

PHH Corp.
7.125% due 03/01/2013		3,535	3,562
9.250% due 03/01/2016		1,125	1,176

Pinafore LLC
9.00% due 10/01/2018		800	844

Plains Exploration & Production Co.
7.625% due 04/01/2020		700	738

Pride International, Inc.
7.875% due 08/15/2040		525	582

Quebecor Media, Inc.
7.750% due 03/15/2016		2,000	2,073

Quicksilver Resources, Inc.
11.750% due 01/01/2016		2,375	2,797

Quintiles Transnational Corp.
9.500% due 12/30/2014 (c)		1,250	1,288

Radnet Management, Inc.
10.375% due 04/01/2018		3,000	2,760

RBS Global, Inc.
8.500% due 05/01/2018		2,500	2,553

Regal Entertainment Group
9.125% due 08/15/2018		750	790

Reynolds Group Issuer, Inc.
8.000% due 12/15/2016	EUR	75	97
8.500% due 05/15/2018		$1,000	982

Roadhouse Financing, Inc.
10.750% due 10/15/2017 (b)		1,450	1,494

Rockies Express Pipeline LLC
6.875% due 04/15/2040		2,000	1,978

Santos Finance Ltd.
8.250% due 09/22/2070	EUR	3,000	4,141

Sensata Technologies BV
8.000% due 05/01/2014		$1,759	1,829

Smurfit Kappa Funding PLC
7.750% due 04/01/2015		200	203

Solutia, Inc.
7.875% due 03/15/2020		150	161

SPX Corp.
6.875% due 09/01/2017		775	825

Steel Dynamics, Inc.
7.625% due 03/15/2020		100	104

SunGard Data Systems, Inc.
9.125% due 08/15/2013		4,299	4,412

Tenet Healthcare Corp.
8.000% due 08/01/2020		1,500	1,500
8.875% due 07/01/2019		2,000	2,218

Tennessee Gas Pipeline Co.
8.375% due 06/15/2032		375	456

Thermon Industries, Inc.
9.500% due 05/01/2017		100	105

See Accompanying Notes	Semiannual Report	September 30, 2010	57

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TRW Automotive, Inc.
7.000% due 03/15/2014	$1,600	$1,696

UPC Holding BV
9.875% due 04/15/2018	2,000	2,140

Valeant Pharmaceuticals International
7.625% due 03/15/2020	400	510

Vanguard Health Holding Co. II LLC
8.000% due 02/01/2018	2,500	2,550

Vertellus Specialties, Inc.
9.375% due 10/01/2015	925	962

West Corp.
8.625% due 10/01/2018 (b)	325	325

Whiting Petroleum Corp.
6.500% due 10/01/2018	1,150	1,182

Wind Acquisition Finance S.A.
11.750% due 07/15/2017	3,600	4,052

Windstream Corp.
8.625% due 08/01/2016	3,100	3,294

WMG Acquisition Corp.
9.500% due 06/15/2016	3,350	3,601

Wynn Las Vegas LLC
7.875% due 11/01/2017	1,500	1,616

		296,712

UTILITIES 7.9%

AES Corp.
8.000% due 06/01/2020	2,500	2,725

AES Ironwood LLC
8.857% due 11/30/2025	2,014	2,079

AES Red Oak LLC
8.540% due 11/30/2019	600	619
9.200% due 11/30/2029	2,100	2,116

Berry Petroleum Co.
10.250% due 06/01/2014	300	340

BP Capital Markets PLC
0.422% due 04/11/2011	350	349
1.292% due 03/17/2011	50	50
2.750% due 02/27/2012	100	101
3.625% due 05/08/2014	100	104
4.750% due 03/10/2019	250	262

Energy Future Holdings Corp.
9.750% due 10/15/2019	1,500	1,466
10.000% due 01/15/2020	1,000	998

Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019	3,444	3,367

Frontier Communications Corp.
7.450% due 07/01/2035	325	284
9.000% due 08/15/2031	1,800	1,928

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	1,200	1,296
8.625% due 11/14/2011	1,000	1,059

Midwest Generation LLC
8.560% due 01/02/2016	4,859	4,805

NRG Energy, Inc.
7.250% due 02/01/2014	2,905	2,988
7.375% due 02/01/2016	3,000	3,094
7.375% due 01/15/2017	2,000	2,055
8.250% due 09/01/2020	1,000	1,036

Qwest Communications International, Inc.
7.500% due 02/15/2014	950	974

Sithe Independence Funding Corp.
9.000% due 12/30/2013	2,515	2,605

Sprint Capital Corp.
6.900% due 05/01/2019	6,800	6,868

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.750% due 03/15/2032	$850	$897

Sprint Nextel Corp.
6.000% due 12/01/2016	1,400	1,389

Telesat LLC
11.000% due 11/01/2015	2,800	3,178

Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,920	1,958

Time Warner Telecom, Inc.
8.000% due 03/01/2018	300	316

Virgin Media Finance PLC
9.500% due 08/15/2016	2,875	3,263

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (l)	1,851	1,921

		56,490

Total Corporate Bonds & Notes (Cost $499,303)		520,530

CONVERTIBLE BONDS & NOTES 1.0%

INDUSTRIALS 1.0%

Nortel Networks Corp.
1.750% due 04/15/2012 (a)	1,875	1,453
2.125% due 04/15/2014 (a)	550	426

Transocean, Inc.
1.500% due 12/15/2037	5,000	4,919

Total Convertible Bonds & Notes (Cost $6,646)		6,798

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%

San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,000	1,004

Total Municipal Bonds & Notes (Cost $980)		1,004

U.S. TREASURY OBLIGATIONS 2.9%

U.S. Treasury Bonds
4.625% due 02/15/2040 (g)(i)	18,000	21,029

Total U.S. Treasury Obligations (Cost $20,864)		21,029

MORTGAGE-BACKED SECURITIES 1.9%

Adjustable Rate Mortgage Trust
2.986% due 10/25/2035	308	200

American Home Mortgage Assets
0.486% due 09/25/2046	912	143
1.290% due 11/25/2046	1,160	560
6.250% due 06/25/2037	705	431

Banc of America Alternative Loan Trust
0.656% due 05/25/2035	188	136

Banc of America Funding Corp.
5.495% due 03/20/2036	587	451

Bear Stearns Alt-A Trust
2.725% due 01/25/2035	13	10

Countrywide Alternative Loan Trust
0.436% due 05/25/2047	69	38
0.467% due 03/20/2046	100	57
0.516% due 07/25/2046	500	14
1.370% due 12/25/2035	230	143
5.594% due 10/25/2035	163	113

Countrywide Home Loan Mortgage Pass-Through Trust
0.576% due 03/25/2035	397	251
6.000% due 05/25/2036	490	435

CSAB Mortgage-Backed Trust
6.172% due 06/25/2036	840	525

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	$410	$424

Downey Savings & Loan Association Mortgage Loan Trust
0.507% due 03/19/2045	58	39

First Horizon Alternative Mortgage Securities
2.570% due 09/25/2035	980	711
6.000% due 05/25/2036	290	232

GMAC Mortgage Corp. Loan Trust
5.009% due 04/19/2036	772	599

GSR Mortgage Loan Trust
2.918% due 05/25/2035	2,160	1,548
2.985% due 04/25/2035	8	7

Harborview Mortgage Loan Trust
0.447% due 01/19/2038	63	40
0.497% due 03/19/2036	1,090	637

Indymac Index Mortgage Loan Trust
2.612% due 08/25/2035	292	221
5.090% due 09/25/2035	211	162

JPMorgan Mortgage Trust
6.000% due 08/25/2037	426	377

Nomura Asset Acceptance Corp.
6.138% due 03/25/2047	490	404

RBSCF Trust
6.068% due 09/17/2039	1,100	1,192

Residential Accredit Loans, Inc.
0.416% due 01/25/2037	1,630	944
0.586% due 03/25/2037	839	347
5.500% due 02/25/2036	876	513

Residential Asset Securitization Trust
6.000% due 05/25/2037	299	244

Structured Asset Mortgage Investments, Inc.
0.476% due 05/25/2036	65	37

WaMu Mortgage Pass-Through Certificates
1.140% due 05/25/2047	785	505
5.693% due 10/25/2036	558	427
5.769% due 07/25/2037	657	550

Total Mortgage-Backed Securities (Cost $12,722)		13,667

ASSET-BACKED SECURITIES 0.2%

Argent Securities, Inc.
1.306% due 12/25/2033	390	308

Carrington Mortgage Loan Trust
0.406% due 08/25/2036	100	49

Credit-Based Asset Servicing & Securitization LLC
5.805% due 01/25/2037	1,300	633

GSAMP Trust
0.406% due 08/25/2036	100	45

Mid-State Trust
7.791% due 03/15/2038	27	27

Morgan Stanley ABS Capital I
0.396% due 05/25/2037	200	87

Residential Asset Securities Corp.
0.406% due 08/25/2036	100	55

Total Asset-Backed Securities (Cost $899)		1,204

	SHARES
COMMON STOCKS 0.3%

CONSUMER SERVICES 0.3%

Dex One Corp. (d)	157,507	1,934

58	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

	SHARES	MARKET VALUE (000S)
ENERGY 0.0%

SemGroup Corp. 'A' (d)	17,414	$405

Total Common Stocks (Cost $5,335)		2,339

WARRANTS 0.0%

ENERGY 0.0%

SemGroup Corp. - Exp. 11/30/2014	18,330	97

Total Warrants (Cost $83)		97

PREFERRED SECURITIES 1.8%

BANKING & FINANCE 1.8%

Farm Credit Bank
10.000% due 11/29/2049	12,000	12,506

Total Preferred Securities (Cost $12,000)		12,506

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.9%

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
0.010% due 10/01/2010	$1,228	$1,228

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $1,257. Repurchase proceeds are $1,228.)

U.S. TREASURY BILLS 0.2%
0.124% due 10/14/2010 - 01/06/2011 (e)(g)(i)	1,485	1,485

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV

PORTFOLIO (f) 3.5%
2,471,918	$24,764

Total Short-Term Instruments (Cost $27,479)	27,477

Total Investments 89.0% (Cost $615,217)	$634,593

Written Options (k) (0.0%) (Premiums $339)	(312)

Other Assets and Liabilities (Net) 11.0%	78,531

Net Assets 100.0%	$712,812

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Payment in-kind bond security.
(d)	Non-income producing security.
(e)	Coupon represents a weighted average yield.
(f)	Affiliated to the Portfolio.
(g)	Securities with an aggregate market value of $3,509 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $5,636 at a weighted average interest rate of 0.238%. On September 30, 2010, there were no open reverse repurchase agreements.
(i)	Securities with an aggregate market value of $415 and cash of $1 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2012	338	$498

(j)	Swap agreements outstanding on September 30, 2010:

CreditDefault Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)			Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2015	1.646%	$		2,500	$(78)	$(70)	$(8)
BP Capital Markets PLC	BNP	1.000%	09/20/2011	0.641%			100	0	(7)	7
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%			300	13	(8)	21
BP Capital Markets PLC	GSC	1.000%	09/20/2011	0.641%			20,000	76	(132)	208
BP Capital Markets PLC	GSC	5.000%	09/20/2015	1.650%			200	31	3	28
BP Capital Markets PLC	HSBC	1.000%	09/20/2011	0.641%			100	1	(7)	8
Codelco, Inc.	BCLY	1.000%	12/20/2011	0.540%			4,000	24	6	18
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	4.329%			4,050	92	(370)	462
Conti-Gummi Finance B.V.	CSFB	5.000%	12/20/2012	2.918%		EUR	5,000	284	246	38
El Paso Corp.	GSC	5.000%	09/20/2014	2.408%	$		1,600	158	(152)	310
General Electric Capital Corp.	CITI	4.100%	12/20/2013	1.681%			1,350	103	0	103
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	1.881%			1,500	169	(154)	323
MetLife, Inc.	BOA	1.000%	06/20/2015	2.138%			2,000	(99)	(203)	104
Morgan Stanley	BOA	1.000%	06/20/2015	1.739%			2,000	(64)	(154)	90
PMI Group, Inc.	GSC	5.000%	09/20/2015	7.546%			2,000	(185)	(200)	15
RRI Energy, Inc.	DUB	5.000%	09/20/2014	6.947%			100	(6)	(14)	8
RRI Energy, Inc.	GSC	5.000%	09/20/2014	6.947%			300	(15)	(55)	40
RRI Energy, Inc.	MSC	5.000%	09/20/2014	6.947%			400	(25)	(68)	43
RRI Energy, Inc.	MSC	5.000%	12/20/2014	7.160%			300	(22)	(30)	8
SLM Corp.	BOA	5.000%	12/20/2010	2.664%			3,400	23	(130)	153
SLM Corp.	CITI	5.000%	09/20/2015	5.267%			2,000	(18)	(140)	122

								$462	$(1,639)	$2,101

See Accompanying Notes	Semiannual Report	September 30, 2010	59

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	$	981	$(508)	$(687)	$179
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010		4,800	55	0	55
CDX.HY-14 5-Year Index	DUB	5.000%	06/20/2015		18,000	(136)	(349)	213
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015		60,000	(1,487)	(1,637)	150

						$(2,076)	$(2,673)	$597

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Written options outstanding on September 30, 2010:

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	5,000	$13	$13
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		5,000	13	11
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010	$	10,000	17	17
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		10,000	26	12
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	11/17/2010		5,000	6	6
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	11/17/2010		5,000	5	3
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.900%	12/15/2010	EUR	12,000	30	30
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	12/15/2010		12,000	31	27
Call - OTC CDX.IG-15 5-Year Index	MSC	Buy	0.900%	03/16/2011	$	5,000	11	14
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	7,000	21	26
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.500%	03/16/2011	$	5,000	28	24
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011		5,000	24	18
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011	EUR	7,000	55	57
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		5,000	36	36
Call - OTC CDX.IG-14 5-Year Index	UBS	Buy	0.900%	12/15/2010	$	6,000	11	10
Put - OTC CDX.IG-14 5-Year Index	UBS	Sell	1.500%	12/15/2010		6,000	12	8

							$339	$312

Transactions in written call and put options for the period ended September 30, 2010:

	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	$56,700	EUR	0	$542
Sales	57,000		53,000	339
Closing Buys	(49,500)		0	(488)
Expirations	(7,200)		0	(54)
Exercised	0		0	0

Balance at 09/30/2010	$57,000	EUR	53,000	$339

(l)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	12/08/2000	$1,894	$1,921	0.27%

60	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

(m)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CNY	40,032	01/2011	BCLY	$0	$(101)	$(101)
Buy		40,032	01/2011	HSBC	31	0	31
Sell	EUR	2,579	10/2010	CITI	0	(118)	(118)
Sell		12,584	10/2010	UBS	0	(909)	(909)
Sell		2,618	11/2010	BCLY	0	(101)	(101)
Sell		6,748	11/2010	BNP	0	(96)	(96)
Buy		2,445	11/2010	BOA	149	0	149
Sell		2,967	11/2010	BOA	0	(169)	(169)
Buy		3,743	11/2010	CSFB	230	0	230
Sell		93	11/2010	CSFB	0	(1)	(1)
Sell		24,039	11/2010	DUB	0	(1,974)	(1,974)

					$410	$(3,469)	$(3,059)

(n)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$27,942	$0	$27,942
Corporate Bonds & Notes
Banking & Finance	0	165,308	2,020	167,328
Industrials	9,550	287,161	1	296,712
Utilities	0	54,569	1,921	56,490
Convertible Bonds & Notes
Industrials	0	6,798	0	6,798
Municipal Bonds & Notes
California	0	1,004	0	1,004
U.S. Treasury Obligations	0	21,029	0	21,029
Mortgage-Backed Securities	0	13,667	0	13,667
Asset-Backed Securities	0	1,204	0	1,204
Common Stocks
Consumer Services	1,934	0	0	1,934
Energy	0	0	405	405
Warrants
Energy	0	0	97	97
Preferred Securities
Banking & Finance	0	12,506	0	12,506

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short-Term Instruments
Repurchase Agreements	$0	$1,228	$0	$1,228
U.S. Treasury Bills	0	1,485	0	1,485
PIMCO Short-Term Floating NAV Portfolio	24,764	0	0	24,764
Investments, at value	$36,248	$593,901	$4,444	$634,593

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	2,706	0	2,706
Foreign Exchange Contracts	0	410	0	410
Interest Rate Contracts	498	0	0	498
	$498	$3,116	$0	$3,614

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(8)	(312)	(320)
Foreign Exchange Contracts	0	(3,469)	0	(3,469)
	$0	$(3,477)	$(312)	$(3,789)

Totals	$36,746	$593,540	$4,132	$634,418

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Corporate Bonds & Notes
Banking & Finance	$0	$2,005	$0	$0	$0	$15	$0	$0	$2,020	$16
Industrials	33	0	0	0	0	(32)	0	0	1	(32)
Utilities	1,908	0	0	(9)	0	22	0	0	1,921	22
Common Stocks
Energy	0	0	0	0	0	(22)	427	0	405	(22)
Warrants
Energy	151	0	0	0	0	(54)	0	0	97	(54)

Investments, at value	$2,092	$2,005	$0	$(9)	$0	$(71)	$427	$0	$4,444	$(70)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$0	$(338)	$0	$0	$26	$0	$0	$(312)	$26

Totals	$2,092	$2,005	$(338)	$(9)	$0	$(45)	$427	$0	$4,132	$(44)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.

See Accompanying Notes	Semiannual Report	September 30, 2010	61

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

September 30, 2010 (Unaudited)

(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(o)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$0	$0	$0	$0	$0	$0
Unrealized appreciation on foreign currency contracts	0	410	0	0	0	410
Unrealized appreciation on swap agreements	0	0	2,706	0	0	2,706

	$0	$410	$2,706	$0	$0	$3,116

Liabilities:
Written options outstanding	$0	$0	$312	$0	$0	$312
Unrealized depreciation on foreign currency contracts	0	3,469	0	0	0	3,469
Unrealized depreciation on swap agreements	0	0	8	0	0	8

	$0	$3,469	$320	$0	$0	$3,789

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$2,539	$54	$556	$0	$0	$3,149
Net realized (loss) on foreign currency transactions	0	(86)	0	0	0	(86)

	$2,539	$(32)	$556	$0	$0	$3,063

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(1,618)	$(23)	$906	$0	$0	$(735)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(2,983)	0	0	0	(2,983)

	$(1,618)	$(3,006)	$906	$0	$0	$(3,718)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $498 as reported in the Notes to Schedule of Investments.

62	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments PIMCO International Portfolio

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 4.5%

CORPORATE BONDS & NOTES 4.3%

Citigroup Pty Ltd.
5.500% due 06/18/2012	AUD	500	$484

Commonwealth Bank of Australia
0.789% due 06/25/2014		$3,700	3,722
4.500% due 02/20/2014	AUD	40,000	37,568

ING Bank Australia Ltd.
5.050% due 03/03/2015		1,000	963

National Australia Bank Ltd.
4.250% due 03/26/2012		20,000	19,075
4.750% due 02/12/2014		15,000	14,206

Suncorp-Metway Ltd.
0.667% due 12/17/2010		$15,000	15,008

			91,026

SOVEREIGN ISSUES 0.2%

Australia Government Bond
6.250% due 06/15/2014	AUD	4,850	4,909

Total Australia (Cost $73,124)			95,935

CANADA 23.3%

SOVEREIGN ISSUES 23.3%

Canada Government Bond
1.500% due 06/01/2012	CAD	53,000	51,654
2.000% due 12/01/2014		10,000	9,794
2.000% due 12/01/2041 (c)		25,555	30,200
3.750% due 06/01/2012		2,500	2,526
3.750% due 06/01/2019		27,000	28,458
4.250% due 06/01/2018		200,000	218,264
4.500% due 06/01/2015		10,000	10,846

Canada Housing Trust No. 1
1.654% due 09/15/2014		29,600	29,079
4.050% due 03/15/2011		52,900	52,096
4.600% due 09/15/2011		29,500	29,554

Province of Ontario Canada
4.650% due 06/02/2041		25,000	26,247

Province of Quebec Canada
6.250% due 06/01/2032		10,000	12,369

Total Canada (Cost $478,367)			501,087

FRANCE 30.2%

CORPORATE BONDS & NOTES 2.2%

BNP Paribas Home Loan Covered Bonds S.A.
4.750% due 05/28/2013	EUR	2,900	4,247

Cie de Financement Foncier
3.875% due 02/11/2011		10,000	13,762
4.000% due 07/21/2011		13,000	18,098
4.500% due 01/09/2013		900	1,301

Dexia Credit Local S.A.
0.940% due 09/23/2011		$400	402
2.375% due 09/23/2011		9,100	9,208

			47,018

SOVEREIGN ISSUES 28.0%

France Government Bond
3.750% due 04/25/2021	EUR	1,700	2,528
4.250% due 10/25/2018		5,200	8,039
4.250% due 04/25/2019		7,300	11,294
4.250% due 10/25/2023		10,200	15,890
5.000% due 04/25/2012		24,700	35,822
6.500% due 04/25/2011		8,376	11,785

France Treasury Notes
3.000% due 01/12/2011		301,400	413,634

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 07/12/2011	EUR	48,500	$67,528
3.750% due 01/12/2013		3,100	4,486

Societe Financement de l'Economie Francaise
2.875% due 09/22/2014		$7,500	7,937
3.500% due 11/24/2011	EUR	15,000	21,018

			599,961

Total France (Cost $631,091)			646,979

GERMANY 8.7%

CORPORATE BONDS & NOTES 5.5%

Kreditanstalt fuer Wiederaufbau
0.327% due 11/26/2010 (l)	EUR	1,290	1,769
3.750% due 10/14/2011		50,000	70,098
3.875% due 10/22/2010		35,000	47,790

			119,657

SOVEREIGN ISSUES 3.2%

Republic of Germany
2.250% due 12/10/2010		50,000	68,367

Total Germany (Cost $175,632)			188,024

NETHERLANDS 6.1%

CORPORATE BONDS & NOTES 0.6%

LeasePlan Corp. NV
3.375% due 12/10/2010	EUR	10,000	13,683

MORTGAGE-BACKED SECURITIES 0.0%

Delphinus BV
1.148% due 06/25/2066		50	68

SOVEREIGN ISSUES 5.5%

Netherlands Government International Bond
4.000% due 01/15/2011		18,000	24,768
4.500% due 07/15/2017		8,300	13,022
5.000% due 07/15/2011		5,000	7,039
5.000% due 07/15/2012		49,350	72,157

			116,986

Total Netherlands (Cost $124,010)			130,737

NORWAY 1.2%

CORPORATE BONDS & NOTES 1.2%

DnB NOR Boligkreditt
4.375% due 11/15/2010	EUR	15,000	20,521
4.625% due 07/03/2012		3,100	4,450

Total Norway (Cost $27,289)			24,971

UNITED KINGDOM 0.3%

CORPORATE BONDS & NOTES 0.2%

Rexam PLC
6.750% due 06/01/2013		$4,000	4,342

MORTGAGE-BACKED SECURITIES 0.0%

Bauhaus Securities Ltd.
1.216% due 10/30/2052	EUR	187	253

SOVEREIGN ISSUES 0.1%

United Kingdom Gilt
6.250% due 11/25/2010	GBP	1,000	1,584

Total United Kingdom (Cost $5,314)			6,179

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 15.6%

ASSET-BACKED SECURITIES 5.3%

ACE Securities Corp.
0.346% due 06/25/2037	$1,647	$1,481

AFC Home Equity Loan Trust
0.966% due 12/22/2027	20	11

Ameriquest Mortgage Securities, Inc.
0.486% due 11/25/2035	325	300

Amortizing Residential Collateral Trust
0.836% due 07/25/2032	58	51
0.956% due 10/25/2031	435	377

Argent Securities, Inc.
0.346% due 07/25/2036	2,053	837

Asset-Backed Funding Certificates
0.316% due 01/25/2037	226	223
0.606% due 06/25/2034	997	775

Asset-Backed Securities Corp. Home Equity
0.336% due 05/25/2037	893	600

Bank of America Auto Trust
1.160% due 02/15/2012	5,622	5,626

Bear Stearns Asset-Backed Securities Trust
0.306% due 11/25/2036	24	23
0.336% due 10/25/2036	312	291
0.346% due 06/25/2047	2,090	2,005
0.456% due 06/25/2036	5,174	5,049
0.586% due 01/25/2036	119	118
0.746% due 06/25/2036	1,900	1,098
0.916% due 10/25/2032	358	338

BNC Mortgage Loan Trust
0.356% due 05/25/2037	844	758

Carrington Mortgage Loan Trust
0.306% due 01/25/2037	616	588
0.416% due 01/25/2036	90	90
0.576% due 10/25/2035	922	878

CIT Group Home Equity Loan Trust
0.526% due 06/25/2033	30	26

Citigroup Mortgage Loan Trust, Inc.
0.297% due 05/15/2036	232	218
0.356% due 10/25/2036	69	69

Countrywide Asset-Backed Certificates
0.306% due 05/25/2037	412	407
0.306% due 06/25/2047	555	544
0.326% due 06/25/2047	167	163
0.336% due 06/25/2037	208	206
0.336% due 10/25/2047	419	405
0.356% due 07/25/2037	20,000	15,184
0.356% due 08/25/2037	1,600	1,291
0.356% due 09/25/2037	1,030	982
0.356% due 05/25/2047	88	84
0.356% due 09/25/2047	2,559	2,489
0.366% due 10/25/2046	226	223
0.446% due 06/25/2036	5,824	5,051
0.996% due 05/25/2032	153	135

Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032	192	151

Credit-Based Asset Servicing & Securitization LLC
0.316% due 11/25/2036	206	176
0.326% due 01/25/2037	471	214

Equity One ABS, Inc.
0.556% due 04/25/2034	541	373

First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 11/25/2036	144	142
0.326% due 12/25/2036	186	183
0.626% due 12/25/2034	10	10

Fremont Home Loan Trust
0.316% due 01/25/2037	428	389

See Accompanying Notes	Semiannual Report	September 30, 2010	63

Schedule of Investments PIMCO International Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Equity Asset Trust
0.856% due 11/25/2032		$1	$1

HSBC Home Equity Loan Trust
0.607% due 09/20/2033		1,603	1,487

HSI Asset Securitization Corp. Trust
0.306% due 10/25/2036		235	177

Indymac Residential Asset-Backed Trust
0.336% due 07/25/2037		25	25

JPMorgan Mortgage Acquisition Corp.
0.406% due 03/25/2037		10,000	5,851

Lehman XS Trust
0.406% due 04/25/2037		280	207

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		28	24

MASTR Asset-Backed Securities Trust
0.316% due 11/25/2036		66	66
0.386% due 10/25/2036		1,611	1,555

Merrill Lynch Mortgage Investors, Inc.
0.326% due 07/25/2037		17	17
0.336% due 09/25/2037		54	16
0.366% due 03/25/2037		48	48

Morgan Stanley ABS Capital I
0.316% due 05/25/2037		393	326
0.346% due 01/25/2037		20,000	10,333
0.356% due 10/25/2036		9,682	7,913
0.356% due 11/25/2036		20,000	15,795

Nationstar Home Equity Loan Trust
0.316% due 06/25/2037		592	582

Park Place Securities, Inc.
0.516% due 09/25/2035		185	168

Securitized Asset-Backed Receivables LLC Trust
0.296% due 01/25/2037		178	170

SLM Student Loan Trust
1.998% due 04/25/2023		17,220	17,842

Soundview Home Equity Loan Trust
0.316% due 11/25/2036		404	190

Structured Asset Securities Corp.
0.306% due 10/25/2036		38	38
0.656% due 05/25/2034		19	17
1.756% due 04/25/2035		34	25

Washington Mutual Asset-Backed Certificates
0.316% due 10/25/2036		135	97

Wells Fargo Home Equity Trust
0.486% due 10/25/2035		32	32

			113,634

CORPORATE BONDS & NOTES 3.7%

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	4,000	5,580

Bank of America Corp.
0.786% due 10/14/2016 (h)		$10,000	8,934

Black & Decker Corp.
5.750% due 11/15/2016		5,000	5,795

Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		7,000	7,662

Cardinal Health, Inc.
6.000% due 06/15/2017		8,000	9,161

Citigroup, Inc.
6.500% due 08/19/2013		300	332

Computer Sciences Corp.
6.500% due 03/15/2018		5,300	6,095

Macy's Retail Holdings, Inc.
5.900% due 12/01/2016		6,000	6,420

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marriott International, Inc.
6.375% due 06/15/2017		$6,000	$6,704

Maytag Corp.
5.000% due 05/15/2015		5,700	6,017

Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		100	108

Mohawk Industries, Inc.
6.875% due 01/15/2016		6,000	6,278

Morgan Stanley
1.299% due 05/02/2014	EUR	100	128

RR Donnelley & Sons Co.
4.950% due 04/01/2014		$5,800	6,024

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		5,000	5,400

			80,638

MORTGAGE-BACKED SECURITIES 4.3%

American Home Mortgage Investment Trust
2.550% due 10/25/2034		40	35

Bear Stearns Adjustable Rate Mortgage Trust
2.550% due 10/25/2035		258	228

Bear Stearns Alt-A Trust
3.016% due 08/25/2036 (a)		84	43
5.011% due 01/25/2036		3,022	1,806
5.354% due 02/25/2036		275	141

Bear Stearns Mortgage Funding Trust
0.326% due 02/25/2037		125	124

Citigroup Mortgage Loan Trust, Inc.
2.917% due 08/25/2035		231	218

Countrywide Alternative Loan Trust
0.416% due 02/25/2047		354	225
0.436% due 05/25/2047		2,272	1,262
0.437% due 02/20/2047		13,548	7,654
0.446% due 08/25/2046		547	314
0.446% due 11/25/2046		969	556
0.467% due 03/20/2046		1,141	647
0.516% due 12/25/2035		174	113
0.536% due 12/25/2035		666	466
0.536% due 02/25/2037		376	217
0.556% due 08/25/2035		1,297	796
0.556% due 12/25/2035		2,311	1,306
0.576% due 11/25/2035		15,993	8,700
0.606% due 09/25/2035		4,609	2,692

Countrywide Home Loan Mortgage Pass-Through Trust
0.486% due 05/25/2035		474	310
0.546% due 03/25/2035		2,155	1,203
0.546% due 04/25/2035		26	17
0.556% due 03/25/2035		158	99
0.576% due 03/25/2035		11,293	6,708
0.586% due 02/25/2035		35	26
0.636% due 09/25/2034		40	24
2.948% due 08/25/2034		150	124

Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		59	60

Credit Suisse Mortgage Capital Certificatest
5.311% due 12/15/2039		500	521

Deutsche ALT-A Securities, Inc.
0.356% due 10/25/2036		13	5

Downey Savings & Loan Association Mortgage Loan Trust
0.467% due 03/19/2045		1,868	1,139
0.517% due 08/19/2045		672	443
0.587% due 09/19/2045		3,790	2,383

Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046		799	729

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.336% due 01/25/2047	$511	$481
0.486% due 06/25/2045	4,108	2,587

GSR Mortgage Loan Trust
6.000% due 03/25/2032	1	1

Harborview Mortgage Loan Trust
0.447% due 01/19/2038	1,070	672
0.477% due 05/19/2035	2,298	1,442
0.497% due 06/19/2035	1,118	731
0.497% due 01/19/2036	322	191
0.497% due 03/19/2036	4,306	2,515
0.507% due 01/19/2036	5,352	3,319
0.567% due 11/19/2035	736	488
0.587% due 09/19/2035	59	37
0.597% due 06/20/2035	185	156

Nomura Asset Acceptance Corp.
2.788% due 10/25/2035	80	62

Residential Accredit Loans, Inc.
0.466% due 04/25/2046	298	126

Sequoia Mortgage Trust
0.607% due 10/19/2026	48	41
0.607% due 07/20/2033	2,761	2,604
0.768% due 10/20/2034	1,074	908

Structured Asset Mortgage Investments, Inc.
0.837% due 07/19/2034	15	14

Thornburg Mortgage Securities Trust
0.366% due 11/25/2046	245	238
0.376% due 10/25/2046	223	221
0.796% due 03/25/2044	306	217

Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	409	380

WaMu Mortgage Pass-Through Certificates
0.486% due 04/25/2045	213	176
0.546% due 10/25/2045	85	69
0.566% due 01/25/2045	51	43
0.576% due 01/25/2045	52	43
0.576% due 07/25/2045	57	48
0.796% due 12/25/2027	136	123
1.180% due 12/25/2046	370	252
1.370% due 08/25/2046	48,987	30,855
1.570% due 11/25/2042	8	7
1.770% due 08/25/2042	35	31
3.003% due 02/27/2034	35	35
3.253% due 10/25/2046	123	86
3.253% due 11/25/2046	1,080	755

Wells Fargo Mortgage-Backed Securities Trust
2.911% due 09/25/2034	678	691
2.934% due 04/25/2036	56	53
4.576% due 03/25/2036	321	285

		92,317

U.S. GOVERNMENT AGENCIES 1.2%

Fannie Mae
0.376% due 03/25/2034	37	37
0.406% due 08/25/2034	22	21
0.606% due 09/25/2042	117	117
0.656% due 06/25/2029	18	18
2.630% due 12/01/2034	37	38
2.753% due 11/01/2034	132	139
3.204% due 12/01/2030	4	5
4.500% due 02/25/2021	285	289
6.000% due 07/25/2044	65	71
6.060% due 03/01/2023	448	522
7.000% due 09/25/2023	72	81
8.800% due 01/25/2019	113	138

Freddie Mac
0.326% due 02/01/2011	137	137
0.365% due 08/05/2011	84	84
0.406% due 09/25/2035	4,428	4,370
0.487% due 02/15/2019	8,993	8,990
0.536% due 09/25/2031	68	64

64	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.707% due 12/15/2031	$5	$5
1.586% due 10/25/2044 -02/25/2045	331	341
1.786% due 07/25/2044	70	70
2.674% due 10/01/2036	228	241
4.500% due 02/15/2017 -02/15/2020	294	306
5.000% due 03/15/2017-12/15/2031	3,016	3,127
6.500% due 07/15/2028	1,463	1,555

Ginnie Mae
3.125% due 11/20/2022 -11/20/2024	475	490
3.375% due 03/20/2022 -06/20/2030	1,523	1,572
3.625% due 08/20/2022-09/20/2026	406	419
6.000% due 08/20/2034	720	808
7.500% due 02/16/2030	1,669	1,827

Small Business Administration
4.625% due 02/01/2025	118	127
5.090% due 10/01/2025	64	70

		26,079

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.1%

U.S. Treasury Bonds
5.500% due 08/15/2028	$1,400	$1,816

U.S. Treasury Notes
1.125% due 06/30/2011 (i)	4,087	4,114
2.375% due 08/31/2014 (f)(i)	14,900	15,727
3.625% due 08/15/2019 (f)(i)	1,000	1,100

		22,757

Total United States (Cost $408,351)		335,425

SHORT-TERM INSTRUMENTS 3.4%

U.S. TREASURY BILLS 3.4%
0.097% due 10/07/2010 - 01/27/2011 (b)(e)(f)(g)(i)	72,187	72,184

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.0%
17,390	$174

Total Short-Term Instruments (Cost $72,358)	72,358

Total Investments 93.3% (Cost $1,995,536)	$2,001,695

Other Assets and Liabilities (Net) 6.7%	143,660

Net Assets 100.0%	$2,145,355

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $550 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(f)	Securities with an aggregate market value of $82,128 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	Securities with an aggregate market value of $375 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $57,020 at a weighted average interest rate of 0.334%. On September 30, 2010, securities valued at $8,041 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $4,977 and cash of $5 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bobl December Futures	Long	12/2010	3,341	$(1,739)
Euro-Schatz December Futures	Long	12/2010	8	(6)
U.S. Treasury 5-Year Note December Futures	Long	12/2010	14	9
United Kingdom Government 10-Year Bond December Futures	Long	12/2010	161	(139)

				$(1,875)

(j)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010(2)	Notional Amount(3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(0.950%	)	12/20/2016	0.364%	$	5,000	$(176)	$148	$(324)
Cadbury Schweppes U.S. Finance LLC	BOA	(0.460%	)	12/20/2013	0.174%		7,000	(65)	0	(65)
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.672%		8,000	30	35	(5)
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	1.653%		5,300	172	(80)	252
Macy's Retail Holdings, Inc.	DUB	(2.780%	)	12/20/2016	1.997%		6,000	(267)	4	(271)
Marriott International, Inc.	BOA	(1.650%	)	06/20/2017	1.291%		6,000	(136)	610	(746)
Maytag Corp.	DUB	(0.650%	)	06/20/2015	0.573%		5,700	(22)	3	(25)
Mohawk Industries, Inc.	UBS	(1.550%	)	03/20/2016	2.748%		6,000	347	326	21
Rexam PLC	CITI	(4.000%	)	06/20/2013	1.035%		4,000	(323)	0	(323)
RR Donnelley & Sons Co.	BOA	(1.030%	)	06/20/2014	2.308%		5,800	259	242	17
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	1.827%		5,000	110	566	(456)

								$(71)	$1,854	$(1,925)

See Accompanying Notes	Semiannual Report	September 30, 2010	65

Schedule of Investments PIMCO International Portfolio (Cont.)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	261,500	$(1,102)	$143	$(1,245)
Pay	6-Month AUD Bank Bill	4.500%	06/15/2012	DUB		285,000	(3,134)	(1,091)	(2,043)
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	DUB	EUR	144,300	509	(1,316)	1,825
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	MSC		100,000	366	(453)	819
Pay	6-Month GBP-LIBOR	2.500%	03/16/2016	CITI	GBP	76,500	1,198	1,205	(7)
Pay	6-Month GBP-LIBOR	2.500%	03/16/2016	JPM		49,500	794	799	(5)

							$(1,369)	$(713)	$(656)

(k) Transactions in written call and put options for the period ended September 30, 2010:

	Notional Amount	Premium
Balance at 03/31/2010	$123,600	$880
Sales	0	0
Closing Buys	(123,600)	(880)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2010	$0	$0

(l)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Kreditanstalt fuer Wiederaufbau	0.327%	11/26/2010	05/19/2009	$1,758	$1,769	0.08%

(m)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Market Value (4)
Canada Government Bond	2.000%	12/01/2041	CAD	25,563	$29,141	$30,380

(4)	Market value includes $171 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,001	10/2010	BOA	$23	$0	$23
Buy		138	10/2010	DUB	0	(1)	(1)
Sell		28,925	10/2010	DUB	0	(2,288)	(2,288)
Buy	BRL	248,741	10/2010	BCLY	8,705	0	8,705
Sell		248,741	10/2010	MSC	0	(7,268)	(7,268)
Buy		248,740	12/2010	MSC	7,219	0	7,219
Sell	CAD	316,775	10/2010	HSBC	1,533	0	1,533
Sell		62,178	10/2010	JPM	266	0	266
Buy		17,300	11/2010	BCLY	0	(33)	(33)
Sell		26,304	11/2010	CSFB	0	(190)	(190)
Buy		1	11/2010	JPM	0	0	0
Buy		8,000	11/2010	RBS	16	0	16
Buy	EUR	205,067	10/2010	BCLY	1,059	0	1,059
Sell		691,374	10/2010	BCLY	0	(62,846)	(62,846)
Buy		87,000	10/2010	BOA	5,290	0	5,290
Sell		184,324	10/2010	CITI	0	(17,421)	(17,421)
Buy		30,600	10/2010	CSFB	1,888	0	1,888
Buy		39,891	10/2010	DUB	3,104	0	3,104

66	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	32,564	10/2010	DUB	$0	$(2,666)	$(2,666)
Buy		99,406	10/2010	HSBC	460	0	460
Sell		39,928	10/2010	JPM	0	(2,914)	(2,914)
Buy		109,780	10/2010	RBC	159	0	159
Buy		221,732	10/2010	RBS	1,354	0	1,354
Sell	EUR	202,569	11/2010	BCLY	0	(929)	(929)
Buy		25,539	11/2010	CITI	1,413	0	1,413
Sell		99,406	11/2010	HSBC	0	(443)	(443)
Sell		118,997	11/2010	MSC	243	0	243
Sell		109,780	11/2010	RBC	0	(141)	(141)
Sell		198,812	11/2010	RBS	0	(217)	(217)
Sell	GBP	221,734	10/2010	RBS	0	(3,552)	(3,552)
Sell	JPY	15,860,622	11/2010	MSC	0	(1,580)	(1,580)
Sell		534,408	11/2010	RBS	0	(3)	(3)
Buy	KRW	549,015	11/2010	BCLY	20	0	20
Buy		224,075	11/2010	BOA	6	0	6
Buy		610,842	11/2010	CITI	18	0	18
Buy		46,504	11/2010	DUB	1	0	1
Buy		23,460	11/2010	GSC	0	0	0
Buy		103,840	11/2010	JPM	1	0	1
Buy		532,577	11/2010	MSC	16	0	16
Buy		127,450	11/2010	RBS	7	0	7
Sell	NOK	1,120	11/2010	CITI	0	(7)	(7)
Buy	NZD	11,617	10/2010	JPM	84	0	84
Sell		11,617	10/2010	RBS	0	(305)	(305)
Buy	SEK	11,492	11/2010	CITI	76	0	76

					$32,961	$(102,804)	$(69,843)

(o)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Australia
Corporate Bonds & Notes	$0	$91,026	$0	$91,026
Sovereign Issues	0	4,909	0	4,909
Canada
Sovereign Issues	0	501,087	0	501,087
France
Corporate Bonds & Notes	0	47,018	0	47,018
Sovereign Issues	0	599,961	0	599,961
Germany
Corporate Bonds & Notes	0	119,657	0	119,657
Sovereign Issues	0	68,367	0	68,367
Netherlands
Corporate Bonds & Notes	0	13,683	0	13,683
Mortgage-Backed Securities	0	68	0	68
Sovereign Issues	0	116,986	0	116,986
Norway
Corporate Bonds & Notes	0	24,971	0	24,971
United Kingdom
Corporate Bonds & Notes	0	4,342	0	4,342
Mortgage-Backed Securities	0	253	0	253
Sovereign Issues	0	1,584	0	1,584
United States
Asset-Backed Securities	0	113,634	0	113,634
Corporate Bonds & Notes	0	80,638	0	80,638

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Mortgage-Backed Securities	$0	$92,317	$0	$92,317
U.S. Government Agencies	0	26,079	0	26,079
U.S. Treasury Obligations	0	22,757	0	22,757
Short-Term Instruments
U.S. Treasury Bills	0	72,184	0	72,184
PIMCO Short-Term Floating NAV Portfolio	174	0	0	174
Investments, at value	$174	$2,001,521	$0	$2,001,695

Short Sales, at value	$0	$(30,380)	$0	$(30,380)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	290	0	290
Foreign Exchange Contracts	0	32,961	0	32,961
Interest Rate Contracts	9	2,644	0	2,653
	$9	$35,895	$0	$35,904

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(2,215)	0	(2,215)
Foreign Exchange Contracts	0	(102,804)	0	(102,804)
Interest Rate Contracts	(1,884)	(3,300)	0	(5,184)
	$(1,884)	$(108,319)	$0	$(110,203)

Totals	$(1,701)	$1,898,717	$0	$1,897,016

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2010	67

Schedule of Investments PIMCO International Portfolio (Cont.)

September 30, 2010 (Unaudited)

(p)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$1	$0	$0	$0	$0	$1
Unrealized appreciation on foreign currency contracts	0	32,961	0	0	0	32,961
Unrealized appreciation on swap agreements	2,644	0	290	0	0	2,934

	$2,645	$32,961	$290	$0	$0	$35,896

Liabilities:
Variation margin payable (2)	$1,548	$0	$0	$0	$0	$1,548
Unrealized depreciation on foreign currency contracts	0	102,804	0	0	0	102,804
Unrealized depreciation on swap agreements	3,300	0	2,215	0	0	5,515

	$4,848	$102,804	$2,215	$0	$0	$109,867

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts		Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$(32)	$0	$0		$0	$(32)
Net realized gain (loss) on futures contracts, written options and swaps	170,351	0	(1,263)	0		0	169,088
Net realized gain on foreign currency transactions	0	55,586	0	0		0	55,586

	$170,351	$55,554	$(1,263)	$0	$		$ 224,642

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(78,701)	$0	$1,587	$0		$0	$(77,114)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(76,247)	0	0		0	(76,247)

	$(78,701)	$(76,247)	$1,587	$0		$0	$(153,361)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(1,875) as reported in the Notes to Schedule of Investments.

68	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments PIMCO Investment Grade Corporate Portfolio

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 96.0%

BANKING & FINANCE 59.1%

AGFC Capital Trust I
6.000% due 01/15/2067	$3,080	$1,586

AgriBank FCB
9.125% due 07/15/2019	500	621

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	2,300	2,421
6.103% due 06/27/2012	2,500	2,633
7.700% due 08/07/2013	2,180	2,410
8.700% due 08/07/2018	11,100	13,944

Allstate Corp.
7.450% due 05/16/2019	120	150

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	15,500	17,143

Ally Financial, Inc.
6.750% due 12/01/2014	100	103
6.875% due 08/28/2012	100	104

American Express Bank FSB
0.386% due 05/29/2012	1,350	1,338
5.500% due 04/16/2013	34,400	37,473
5.550% due 10/17/2012	1,900	2,048
6.000% due 09/13/2017	7,200	8,224

American Express Centurion Bank
0.407% due 06/12/2012	10,000	9,905

American Express Co.
6.150% due 08/28/2017	3,480	4,012
6.800% due 09/01/2066	1,405	1,416
7.000% due 03/19/2018	40,500	48,850
7.250% due 05/20/2014	1,000	1,174
8.150% due 03/19/2038	9,700	13,732

American Express Credit Corp.
0.376% due 02/24/2012	700	696
5.875% due 05/02/2013	26,505	29,195
7.300% due 08/20/2013	4,600	5,291

American Express Travel Related Services Co., Inc.
0.459% due 06/01/2011	6,600	6,550

American International Group, Inc.
0.391% due 03/20/2012	3,000	2,907
0.635% due 10/18/2011	3,500	3,450
4.250% due 05/15/2013	1,000	1,037
4.950% due 03/20/2012	23,900	24,946
5.050% due 10/01/2015	1,000	1,022
5.450% due 05/18/2017	9,390	9,601
5.850% due 01/16/2018	40,685	42,312
6.250% due 03/15/2037	15,530	13,395
8.175% due 05/15/2068	117,100	117,978
8.250% due 08/15/2018	14,700	17,199

ANZ National International Ltd.
3.125% due 08/10/2015	15,100	15,310
6.200% due 07/19/2013	23,000	25,580

Australia & New Zealand Banking Group Ltd.
3.700% due 01/13/2015	100	105
5.100% due 01/13/2020	4,200	4,580

AvalonBay Communities, Inc.
6.100% due 03/15/2020	4,900	5,685

AXA S.A.
6.463% due 12/29/2049	10,000	8,775

BAC Capital Trust XIV
5.630% due 09/29/2049	20	15

Banco do Brasil S.A.
4.500% due 01/22/2015	5,500	5,796

Banco Santander Chile
1.771% due 04/20/2012	11,400	11,400

Bank of America Capital III
1.096% due 01/15/2027	290	206

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of America Corp.
0.786% due 10/14/2016	$4,700	$4,199
0.792% due 09/11/2012	700	695
4.750% due 08/01/2015	2,400	2,539
5.375% due 06/15/2014	1,100	1,189
5.625% due 10/14/2016	450	487
5.625% due 07/01/2020	30,000	31,761
5.650% due 05/01/2018	7,215	7,656
5.750% due 12/01/2017	11,660	12,485
6.000% due 09/01/2017	23,800	25,806
6.500% due 08/01/2016	3,440	3,875
7.375% due 05/15/2014	3,475	3,999

Bank of America N.A.
0.572% due 06/15/2016	3,600	3,217
6.000% due 06/15/2016	100	109

Bank of New York Mellon Corp.
4.950% due 11/01/2012	425	461

Bank of Nova Scotia
3.400% due 01/22/2015	300	321

Bank of Scotland PLC
0.352% due 12/08/2010	21,450	21,439
4.880% due 04/15/2011	1,000	1,023

Bank One Capital III
8.750% due 09/01/2030	75	91

Barclays Bank PLC
0.465% due 03/23/2017	12,000	11,124
2.500% due 01/23/2013	200	204
5.000% due 09/22/2016	22,055	24,175
5.125% due 01/08/2020	1,000	1,083
5.200% due 07/10/2014	5,200	5,772
5.450% due 09/12/2012	7,900	8,560
6.050% due 12/04/2017	32,045	34,803
6.750% due 05/22/2019	900	1,071
6.860% due 09/29/2049	360	344
7.434% due 09/29/2049	24,890	25,637
10.179% due 06/12/2021	45,800	61,186

Bear Stearns Cos. LLC
4.650% due 07/02/2018	18,837	19,863
5.550% due 01/22/2017	7,630	8,335
6.400% due 10/02/2017	39,795	46,419
6.950% due 08/10/2012	950	1,051
7.250% due 02/01/2018	28,800	35,134

Berkshire Hathaway Finance Corp.
5.000% due 08/15/2013	425	471
5.400% due 05/15/2018	90	103

BM&FBovespa S.A.
5.500% due 07/16/2020	1,000	1,070

BNP Paribas
0.492% due 12/09/2016	1,000	981
2.125% due 12/21/2012	400	409
5.186% due 06/29/2049	15,700	14,921
6.950% due 07/22/2013	3,850	4,351
7.195% due 06/29/2049	5,600	5,600

Boeing Capital Corp.
6.500% due 02/15/2012	400	431

Branch Banking & Trust Co.
0.612% due 09/13/2016	23,000	21,196

Canadian Oil Sands Ltd.
7.750% due 05/15/2019	1,000	1,242

Cantor Fitzgerald LP
7.875% due 10/15/2019	7,340	7,718

Capital One Bank USA N.A.
8.800% due 07/15/2019	10,900	13,953

Capital One Financial Corp.
5.500% due 06/01/2015	15,000	16,525

Caterpillar Financial Services Corp.
7.150% due 02/15/2019	199	257

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CBA Capital Trust II
6.024% due 03/29/2049	$8,265	$8,258

CIT Group, Inc.
7.000% due 05/01/2013	803	811
7.000% due 05/01/2014	1,204	1,207
7.000% due 05/01/2015	1,204	1,201
7.000% due 05/01/2016	2,007	1,987
7.000% due 05/01/2017	2,809	2,764

Citigroup Capital XXI
8.300% due 12/21/2077	66,000	69,630

Citigroup, Inc.
0.417% due 03/16/2012	5,000	4,916
0.562% due 06/09/2016	5,000	4,243
0.715% due 11/05/2014	5,000	4,639
2.076% due 05/15/2018	4,080	3,920
4.750% due 05/19/2015	3,800	4,004
5.000% due 09/15/2014	15,140	15,745
5.300% due 10/17/2012	1,110	1,183
5.500% due 04/11/2013	7,510	8,064
5.500% due 02/15/2017	250	259
5.850% due 07/02/2013	900	974
5.850% due 12/11/2034	3,000	3,033
5.875% due 05/29/2037	100	100
6.000% due 08/15/2017	15,900	17,207
6.010% due 01/15/2015	179	197
6.125% due 11/21/2017	15,460	16,912
6.125% due 05/15/2018	415	453
6.125% due 08/25/2036	7,700	7,524
6.375% due 08/12/2014	2,300	2,557
6.500% due 08/19/2013	85	94
6.625% due 06/15/2032	10,000	10,364
8.125% due 07/15/2039	13,883	17,593
8.500% due 05/22/2019	624	773

CNA Financial Corp.
5.850% due 12/15/2014	2,000	2,146
6.000% due 08/15/2011	2,000	2,074

Commonwealth Bank of Australia
5.000% due 10/15/2019	2,500	2,715

Countrywide Financial Corp.
0.858% due 05/07/2012	1,900	1,885
5.800% due 06/07/2012	5,175	5,500
6.250% due 05/15/2016	4,140	4,463

Credit Agricole S.A.
6.637% due 05/29/2049	12,335	11,287

Credit Suisse
5.000% due 05/15/2013	23,000	25,077

Credit Suisse USA, Inc.
0.778% due 04/12/2013	3,000	2,980
6.125% due 11/15/2011	170	180

Crown Castle Towers LLC
6.113% due 01/15/2040	200	221

Danske Bank A/S
5.914% due 12/29/2049	10,100	9,669

Duke Realty LP
8.250% due 08/15/2019	4,100	4,863

EnCana Holdings Finance Corp.
5.800% due 05/01/2014	1,000	1,136

FIA Card Services N.A.
6.625% due 06/15/2012	4,837	5,155
7.125% due 11/15/2012 (g)	1,300	1,418

First Union Capital I
7.935% due 01/15/2027	10,525	10,824

Fleet Capital Trust V
1.291% due 12/18/2028	3,000	2,172

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014	12,345	14,835
10.500% due 03/25/2014	18,150	21,816

See Accompanying Notes	Semiannual Report	September 30, 2010	69

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

General Electric Capital Corp.
0.411% due 06/20/2013	$17,400	$16,924
4.250% due 12/01/2010	30	30
5.250% due 10/19/2012	75	81
5.875% due 01/14/2038	12,400	12,637
6.000% due 08/07/2019	5,060	5,703
6.375% due 11/15/2067	2,685	2,695
6.750% due 03/15/2032	9,900	11,039
6.875% due 01/10/2039	8,855	10,203

Genworth Global Funding Trusts
0.716% due 04/15/2014	100	90
5.125% due 03/15/2011	200	203

Goldman Sachs Capital II
5.793% due 06/01/2043	15,010	12,815

Goldman Sachs Group, Inc.
0.740% due 03/22/2016	6,700	6,203
5.125% due 01/15/2015	7,000	7,588
5.300% due 02/14/2012	300	316
5.350% due 01/15/2016	100	110
5.375% due 03/15/2020	3,900	4,118
5.450% due 11/01/2012	50	54
5.500% due 11/15/2014	281	309
5.700% due 09/01/2012	800	861
5.750% due 10/01/2016	21,497	23,922
5.950% due 01/18/2018	18,825	20,707
6.000% due 06/15/2020	4,100	4,518
6.150% due 04/01/2018	20,255	22,501
6.250% due 09/01/2017	24,245	27,213
6.450% due 05/01/2036	4,700	4,729
6.750% due 10/01/2037	18,375	19,160
7.500% due 02/15/2019	23,686	28,226

HBOS Capital Funding LP
6.071% due 06/29/2049	14,500	12,905

HBOS PLC
6.000% due 11/01/2033	1,265	966
6.750% due 05/21/2018	31,780	31,976

HCP, Inc.
5.650% due 12/15/2013	400	430
6.300% due 09/15/2016	250	272

HSBC Bank USA N.A.
7.000% due 01/15/2039	5,600	6,765

HSBC Capital Funding LP
4.610% due 12/29/2049	17,790	17,017

HSBC Finance Corp.
0.642% due 09/14/2012	1,500	1,476
0.727% due 06/01/2016	800	729
0.768% due 04/24/2012	2,350	2,332
5.000% due 10/15/2010	1,000	1,001
6.750% due 05/15/2011	130	135

HSBC Holdings PLC
6.500% due 05/02/2036	7,900	8,824
6.500% due 09/15/2037	9,275	10,436
7.625% due 05/17/2032	1,230	1,427

International Lease Finance Corp.
5.125% due 11/01/2010	200	200
5.250% due 01/10/2013	5,000	4,956
5.350% due 03/01/2012	655	662
5.750% due 06/15/2011	1,780	1,798
6.500% due 09/01/2014	14,300	15,408
6.750% due 09/01/2016	12,600	13,545
7.125% due 09/01/2018	7,500	8,119

JPMorgan Chase & Co.
4.750% due 05/01/2013	135	147
5.125% due 09/15/2014	135	148
5.150% due 10/01/2015	200	220
5.750% due 01/02/2013	4,125	4,493
6.000% due 01/15/2018	6,245	7,142
6.300% due 04/23/2019	3,550	4,121
6.400% due 05/15/2038	22,585	27,117
7.900% due 04/29/2049	23,500	25,269

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Bank N.A.
0.622% due 06/13/2016		$10,350	$9,819
5.875% due 06/13/2016		2,150	2,439
6.000% due 10/01/2017		32,000	36,376

JPMorgan Chase Capital XIII
1.239% due 09/30/2034		3,000	2,276

JPMorgan Chase Capital XVIII
6.950% due 08/17/2036		200	206

JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,200	1,220

JPMorgan Chase Capital XXVII
7.000% due 11/01/2039		375	386

LBG Capital No.1 PLC
7.875% due 11/01/2020		8,800	8,712
8.500% due 12/29/2049		23,000	21,390

Lehman Brothers Holdings, Inc.
4.375% due 11/30/2010 (a)		2,850	645
5.250% due 02/06/2012 (a)		75	17
5.875% due 11/15/2017 (a)		8,150	1,844
6.875% due 05/02/2018 (a)		16,693	4,006
6.875% due 07/17/2037 (a)		2,100	3
7.020% due 05/12/2014 (a)		5,190	1,090
7.500% due 05/11/2038 (a)		10,000	14
7.875% due 05/08/2018 (a)	GBP	16,500	6,512

Lloyds TSB Bank PLC
5.800% due 01/13/2020		$200	210

Macquarie Group Ltd.
4.875% due 08/10/2017		7,750	7,874
7.300% due 08/01/2014		8,750	9,904

MassMutual Global Funding II
3.625% due 07/16/2012		10,000	10,436

MBNA Capital B
1.266% due 02/01/2027		2,000	1,408

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		5,000	4,927
5.000% due 01/15/2015		500	533
5.450% due 02/05/2013		900	967
5.700% due 05/02/2017		210	218
6.050% due 08/15/2012		22,444	24,098
6.400% due 08/28/2017		25,500	27,945
6.875% due 04/25/2018		49,610	55,730
6.875% due 11/15/2018		300	337

MetLife, Inc.
5.000% due 11/24/2013		700	767
6.400% due 12/15/2066		30	28
6.750% due 06/01/2016		1,565	1,871
6.817% due 08/15/2018		300	363

Metropolitan Life Global Funding I
1.417% due 09/17/2012		3,500	3,566
5.125% due 04/10/2013		9,530	10,381

Morgan Stanley
0.830% due 01/09/2014		29,740	28,133
0.975% due 10/18/2016		13,250	11,661
1.006% due 10/15/2015		6,305	5,790
2.876% due 05/14/2013		7,200	7,343
4.100% due 01/26/2015		400	414
4.750% due 04/01/2014		1,270	1,328
5.450% due 01/09/2017		5,000	5,282
5.500% due 07/24/2020		23,285	24,034
5.550% due 04/27/2017		1,930	2,048
5.625% due 01/09/2012		4,512	4,753
5.750% due 10/18/2016		10,000	10,828
5.950% due 12/28/2017		325	350
6.000% due 04/28/2015		17,660	19,443
6.250% due 08/28/2017		1,900	2,080
6.600% due 04/01/2012		1,062	1,143
6.625% due 04/01/2018		50,780	56,381

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		16,900	16,964

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

National Australia Bank Ltd.
5.350% due 06/12/2013	$20,000	$21,930

National City Bank
5.250% due 12/15/2016	10,000	10,835

National City Bank of Kentucky
6.300% due 02/15/2011	2,100	2,143

National City Bank of Pennsylvania
7.250% due 10/21/2011	853	895

New York Life Global Funding
5.250% due 10/16/2012	500	543

Nordea Bank AB
3.700% due 11/13/2014	200	212

OMX Timber Finance Investments I LLC
5.420% due 01/29/2020	200	210

Pacific Life Global Funding
5.150% due 04/15/2013	9,000	9,727

Pacific Life Insurance Co.
9.250% due 06/15/2039	12,000	15,343

Pricoa Global Funding I
0.575% due 01/30/2012	965	958

Rabobank Nederland NV
3.000% due 09/18/2012	800	830
11.000% due 06/29/2049	25,108	32,737

Regions Bank
6.450% due 06/26/2037	750	681
7.500% due 05/15/2018	4,900	5,170

Regions Financial Corp.
0.459% due 06/26/2012	6,000	5,734
4.875% due 04/26/2013	5,000	5,065
7.375% due 12/10/2037	1,000	920

Resona Bank Ltd.
5.850% due 09/29/2049	6,900	6,894

Royal Bank of Scotland Group PLC
0.499% due 08/29/2017	6,600	5,358
0.728% due 04/11/2016	45,000	38,172
2.759% due 08/23/2013	2,000	2,042
4.875% due 08/25/2014	200	212
4.875% due 03/16/2015	800	843
5.000% due 05/17/2015	5,061	5,187
5.625% due 08/24/2020	15,000	15,754
6.400% due 10/21/2019	450	490
6.990% due 10/29/2049 (a)	26,135	21,300
7.640% due 03/29/2049 (a)	600	448

RZD Capital Ltd.
5.739% due 04/03/2017	8,550	9,035

Santander Issuances S.A. Unipersonal
5.805% due 06/20/2016	600	584

Santander U.S. Debt S.A. Unipersonal
1.089% due 03/30/2012	34,000	33,542

Simon Property Group LP
5.000% due 03/01/2012	450	467
5.750% due 12/01/2015	5,000	5,703

SLM Corp.
0.492% due 03/15/2011	500	496
0.728% due 10/25/2011	2,500	2,386
0.798% due 01/27/2014	954	825
5.050% due 11/14/2014	500	477
8.000% due 03/25/2020	10,000	9,938
8.450% due 06/15/2018	10,480	10,599

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049	17,550	19,961

Societe Generale
5.750% due 04/20/2016	25,735	27,987

State Street Capital Trust III
8.250% due 01/29/2049	3,131	3,213

70	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Capital Trust IV
1.292% due 06/01/2077	$15,500	$11,252

SunTrust Capital VIII
6.100% due 12/01/2066	118	110

Sydney Airport Finance Co. Pty Ltd.
5.125% due 02/22/2021 (b)	5,200	5,195

Targeted Return Index Securities Trust
6.814% due 01/15/2012	329	340

Tiers Trust
8.125% due 09/15/2017	536	463

TNK-BP Finance S.A.
6.625% due 03/20/2017	3,600	3,820
7.250% due 02/02/2020	9,300	10,195
7.500% due 03/13/2013	500	546
7.500% due 07/18/2016	4,200	4,688
7.875% due 03/13/2018	41,050	46,489

UBS AG
1.439% due 02/23/2012	2,100	2,115
4.875% due 08/04/2020	15,000	15,847
5.750% due 04/25/2018	64,000	72,363
5.875% due 12/20/2017	18,840	21,349

UBS Preferred Funding Trust V
6.243% due 05/29/2049	19,100	18,527

USB Capital IX
6.189% due 10/29/2049	16,250	12,919

Wachovia Bank N.A.
0.622% due 03/15/2016	4,000	3,674
5.000% due 09/28/2011	5,000	5,187
6.600% due 01/15/2038	250	285

Wachovia Capital Trust III
5.800% due 03/29/2049	33,440	29,678

Wachovia Capital Trust V
7.965% due 06/01/2027	5,000	5,106

Wachovia Corp.
0.447% due 03/01/2012	6,500	6,482
0.562% due 06/15/2017	15,071	13,440
0.656% due 08/01/2013	200	197
2.236% due 05/01/2013	1,400	1,442
5.500% due 05/01/2013	26,265	28,894
5.750% due 02/01/2018	745	850

WEA Finance LLC
6.750% due 09/02/2019	6,900	8,188

Wells Fargo & Co.
3.750% due 10/01/2014	165	175
4.375% due 01/31/2013	155	166
4.950% due 10/16/2013	1,700	1,842
5.250% due 10/23/2012	160	173
5.625% due 12/11/2017	490	559
7.980% due 03/29/2049	22,800	24,111

Wells Fargo Bank N.A.
0.586% due 05/16/2016	10,700	9,870
4.750% due 02/09/2015	2,875	3,083
5.950% due 08/26/2036	500	521

Wells Fargo Capital X
5.950% due 12/01/2086	11,567	11,325

Wells Fargo Capital XIII
7.700% due 12/29/2049	29,005	30,238

WT Finance (Aust.) Pty Ltd.
5.125% due 11/15/2014	10,990	12,054

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	6,100	6,751

		3,034,526

INDUSTRIALS 23.5%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	140	144

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Alcoa, Inc.
6.150% due 08/15/2020	$8,500	$8,755

Altria Group, Inc.
7.750% due 02/06/2014	1,900	2,245
9.250% due 08/06/2019	20,000	26,853
9.700% due 11/10/2018	3,000	4,067
9.950% due 11/10/2038	10,056	14,534
10.200% due 02/06/2039	29,000	42,988

Amgen, Inc.
5.700% due 02/01/2019	2,100	2,514
5.850% due 06/01/2017	150	179
6.375% due 06/01/2037	500	610

Anadarko Petroleum Corp.
6.200% due 03/15/2040	15,705	15,361
6.375% due 09/15/2017	2,400	2,649
7.950% due 06/15/2039	5,000	5,641
8.700% due 03/15/2019	2,300	2,801

Anheuser-Busch Cos., Inc.
4.375% due 01/15/2013	550	586
5.500% due 01/15/2018	800	909
7.500% due 03/15/2012	175	190

Anheuser-Busch InBev Worldwide, Inc.
6.375% due 01/15/2040	3,400	4,123

Apache Corp.
5.625% due 01/15/2017	200	232
6.000% due 01/15/2037	2,600	2,959

ArcelorMittal
9.850% due 06/01/2019	840	1,081

Aviation Capital Group
7.125% due 10/15/2020 (b)	14,500	14,500

Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039	3,560	4,054

BHP Billiton Finance USA Ltd.
6.500% due 04/01/2019	1,725	2,121

Boston Scientific Corp.
6.000% due 06/15/2011	2,500	2,571

BP AMI Leasing, Inc.
5.523% due 05/08/2019	850	909

Burlington Northern Santa Fe LLC
5.650% due 05/01/2017	1,960	2,265
8.125% due 04/15/2020	7,000	9,142

Canadian National Railway Co.
6.900% due 07/15/2028	1,200	1,547

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	4,600	5,300
6.500% due 02/15/2037	4,300	5,086
6.750% due 02/01/2039	6,600	8,101

Cenovus Energy, Inc.
6.750% due 11/15/2039	200	242

Cisco Systems, Inc.
5.500% due 01/15/2040	2,000	2,207

Colorado Interstate Gas Co.
6.800% due 11/15/2015	49	58

Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	57

Comcast Cable Holdings LLC
9.800% due 02/01/2012	1,830	2,033

Comcast Corp.
5.875% due 02/15/2018	16,525	19,093
6.450% due 03/15/2037	2,300	2,563
6.500% due 01/15/2017	1,527	1,819
6.550% due 07/01/2039	600	681
6.950% due 08/15/2037	1,100	1,294
7.050% due 03/15/2033	5,000	5,873

ConAgra Foods, Inc.
6.750% due 09/15/2011	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Continental Airlines 2000-2 Class A-1 Pass-Through Trust
7.707% due 10/02/2022	$31	$33

Covidien International Finance S.A.
6.000% due 10/15/2017	1,500	1,786
6.550% due 10/15/2037	4,300	5,391

Cox Communications, Inc.
9.375% due 01/15/2019	1,500	2,033

CSN Resources S.A.
6.500% due 07/21/2020	2,250	2,410

CSX Corp.
5.300% due 02/15/2014	400	446

CVS Pass-Through Trust
6.943% due 01/10/2030	13,270	14,986

Daimler Finance North America LLC
6.500% due 11/15/2013	140	160

DCP Midstream Operating LP
3.250% due 10/01/2015	3,000	3,017

Delta Air Lines 2000-1 Class A-1 Pass-Through Trust
6.619% due 09/18/2012	443	449

Delta Air Lines 2000-1 Class A-2 Pass-Through Trust
7.570% due 05/18/2012	500	503

Delta Air Lines 2001-1 Class A-2 Pass-Through Trust
7.111% due 03/18/2013	5,000	5,225

Delta Air Lines 2007-1 Class B Pass-Through Trust
8.021% due 02/10/2024	513	516

Delta Air Lines 2009-1 Class A Pass-Through Trust
7.750% due 06/17/2021	12,463	13,834

Delta Air Lines 2010-1 Class A Pass-Through Trust
6.200% due 07/02/2018	750	780

Devon Energy Corp.
5.625% due 01/15/2014	900	1,012

Dow Chemical Co.
5.700% due 05/15/2018	50	54
5.900% due 02/15/2015	22,300	24,900
6.125% due 02/01/2011	2,730	2,772
7.600% due 05/15/2014	9,500	11,109
8.550% due 05/15/2019	13,000	16,441
9.400% due 05/15/2039	5,174	7,346

El Paso Corp.
7.800% due 08/01/2031	41,285	43,046
8.050% due 10/15/2030	9,200	9,629

El Paso Natural Gas Co.
8.375% due 06/15/2032	150	182

Emerson Electric Co.
5.250% due 11/15/2039	3,000	3,278

Enbridge Energy Partners LP
5.875% due 12/15/2016	3,600	4,110

EnCana Corp.
5.900% due 12/01/2017	5,700	6,664
6.500% due 08/15/2034	1,200	1,400
6.500% due 02/01/2038	8,700	10,176
6.625% due 08/15/2037	8,000	9,425

Energy Transfer Partners LP
5.650% due 08/01/2012	9,060	9,643
5.950% due 02/01/2015	3,500	3,894
6.000% due 07/01/2013	4,110	4,511
6.125% due 02/15/2017	3,045	3,384
6.700% due 07/01/2018	500	583
7.500% due 07/01/2038	4,400	5,209
8.500% due 04/15/2014	4,600	5,468
9.000% due 04/15/2019	10,000	12,834
9.700% due 03/15/2019	5,363	7,127

Enterprise Products Operating LLC
4.600% due 08/01/2012	1,000	1,054
5.000% due 03/01/2015	900	992

See Accompanying Notes	Semiannual Report	September 30, 2010	71

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.650% due 04/01/2013	$2,050	$2,239
6.300% due 09/15/2017	1,435	1,658
6.500% due 01/31/2019	12,000	14,007
7.550% due 04/15/2038	200	250
9.750% due 01/31/2014	500	613

EOG Resources, Inc.
5.875% due 09/15/2017	20,000	23,588
6.875% due 10/01/2018	460	580

Express Scripts, Inc.
5.250% due 06/15/2012	4,200	4,486
7.250% due 06/15/2019	1,700	2,141

Florida Gas Transmission Co. LLC
5.450% due 07/15/2020	10,000	10,914

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	9,530	10,651

Gazprom Via Gaz Capital S.A.
6.212% due 11/22/2016	130	139
6.510% due 03/07/2022	650	694
8.146% due 04/11/2018	14,000	16,450
9.250% due 04/23/2019	9,200	11,500

General Electric Co.
5.000% due 02/01/2013	325	353
5.250% due 12/06/2017	10,145	11,435

Gerdau Holdings, Inc.
7.000% due 01/20/2020	5,200	5,837

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020 (b)	10,900	10,823

Hess Corp.
7.300% due 08/15/2031	2,133	2,632
7.875% due 10/01/2029	1,650	2,142

HJ Heinz Finance Co.
6.000% due 03/15/2012	1,400	1,494
7.125% due 08/01/2039	19,100	24,337

Hospira, Inc.
5.550% due 03/30/2012	100	107

Hutchison Whampoa International Ltd.
5.750% due 09/11/2019	160	178

International Business Machines Corp.
5.700% due 09/14/2017	100	120

International Paper Co.
7.500% due 08/15/2021	210	252

Kerr-McGee Corp.
7.875% due 09/15/2031	1,300	1,481

Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	1,900	2,102
5.625% due 02/15/2015	3,770	4,231
5.800% due 03/01/2021	8,600	9,623
5.950% due 02/15/2018	9,981	11,289
6.000% due 02/01/2017	2,455	2,774
6.500% due 02/01/2037	1,150	1,246
6.500% due 09/01/2039	20,015	21,714
6.850% due 02/15/2020	32,800	39,174
7.300% due 08/15/2033	5,500	6,402

Kraft Foods, Inc.
6.250% due 06/01/2012	2,000	2,174
6.500% due 08/11/2017	6,400	7,679
6.875% due 02/01/2038	200	243

L-3 Communications Corp.
5.200% due 10/15/2019	500	541

Loews Corp.
5.250% due 03/15/2016	2,000	2,253

Merck & Co., Inc.
5.000% due 06/30/2019	900	1,049

Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	14,000	14,962
6.700% due 09/15/2019	15,300	16,815

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NBC Universal, Inc.
2.875% due 04/01/2016 (b)	$16,300	$16,332

Newmont Mining Corp.
5.875% due 04/01/2035	1,800	1,958
6.250% due 10/01/2039	3,100	3,567

Noble Energy, Inc.
8.250% due 03/01/2019	150	195

Nokia OYJ
6.625% due 05/15/2039	1,200	1,370

Northwest Pipeline GP
5.950% due 04/15/2017	990	1,149

Novartis Securities Investment Ltd.
5.125% due 02/10/2019	5,000	5,750

ONEOK Partners LP
6.650% due 10/01/2036	525	591
6.850% due 10/15/2037	9,100	10,513

Petrobras International Finance Co.
5.875% due 03/01/2018	3,750	4,185
6.125% due 10/06/2016	80	90
7.875% due 03/15/2019	3,500	4,382

Petro-Canada
6.050% due 05/15/2018	95	111

Petroleos Mexicanos
4.875% due 03/15/2015	1,700	1,842

Pfizer, Inc.
6.200% due 03/15/2019	230	284

Philip Morris International, Inc.
6.375% due 05/16/2038	13,870	17,155

Plains All American Pipeline LP
6.125% due 01/15/2017	1,000	1,119
6.650% due 01/15/2037	100	109

Pride International, Inc.
6.875% due 08/15/2020	6,100	6,672
8.500% due 06/15/2019	7,700	8,971

Procter & Gamble Co.
3.500% due 02/15/2015	10,000	10,935

RadioShack Corp.
7.375% due 05/15/2011	1,900	1,976

Reynolds American, Inc.
0.992% due 06/15/2011	200	200
6.750% due 06/15/2017	10,700	12,053
7.250% due 06/15/2037	7,000	7,371

Rio Tinto Finance USA Ltd.
6.500% due 07/15/2018	490	592
8.950% due 05/01/2014	3,500	4,326
9.000% due 05/01/2019	4,535	6,338

Roche Holdings, Inc.
6.000% due 03/01/2019	2,525	3,064

Rockies Express Pipeline LLC
5.625% due 04/15/2020	28,400	28,607
6.250% due 07/15/2013	4,330	4,708
6.850% due 07/15/2018	6,795	7,503
7.500% due 07/15/2038	1,000	1,059

Rohm and Haas Co.
6.000% due 09/15/2017	10,740	12,008

RR Donnelley & Sons Co.
6.125% due 01/15/2017	3,000	3,146
11.250% due 02/01/2019	4,000	5,045

Statoil ASA
6.500% due 12/01/2028	2,000	2,474

Suncor Energy, Inc.
6.850% due 06/01/2039	2,100	2,525

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	1,987	2,192
7.156% due 12/15/2011	337	349

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Target Corp.
7.000% due 01/15/2038	$8,900	$11,516

TCI Communications, Inc.
8.750% due 08/01/2015	127	160

Tennessee Gas Pipeline Co.
7.500% due 04/01/2017	235	277
7.625% due 04/01/2037	70	81

Time Warner Cable, Inc.
5.850% due 05/01/2017	23,320	26,624
6.550% due 05/01/2037	9,400	10,634
6.750% due 07/01/2018	1,890	2,257
6.750% due 06/15/2039	1,345	1,557
8.250% due 04/01/2019	640	828
8.750% due 02/14/2019	1,418	1,875

Time Warner Entertainment Co. LP
10.150% due 05/01/2012	250	284

Time Warner, Inc.
7.625% due 04/15/2031	5	6
7.700% due 05/01/2032	185	232

TransCanada Pipelines Ltd.
5.850% due 03/15/2036	485	534
6.350% due 05/15/2067	500	468
6.500% due 08/15/2018	935	1,145
7.125% due 01/15/2019	3,282	4,164
7.625% due 01/15/2039	24,300	32,506

Transocean, Inc.
4.950% due 11/15/2015	1,800	1,874
6.000% due 03/15/2018	3,000	3,195
6.500% due 11/15/2020	11,000	12,001
6.800% due 03/15/2038	2,000	2,057

UAL 1991 Equipment Trust AB
10.850% due 02/19/2015 (a)	700	327

UAL 1991 Pass-Through Trust AB
10.020% due 03/22/2014 (a)	580	241
10.125% due 03/22/2015 (a)	1,527	607

UnitedHealth Group, Inc.
4.875% due 02/15/2013	140	151
5.800% due 03/15/2036	5,000	5,250

Universal Health Services, Inc.
7.125% due 06/30/2016	500	539

Vale Overseas Ltd.
6.875% due 11/21/2036	241	276

Veolia Environnement
5.250% due 06/03/2013	1,955	2,132

Vivendi S.A.
6.625% due 04/04/2018	12,175	14,147

Wal-Mart Stores, Inc.
5.800% due 02/15/2018	4,500	5,422
6.200% due 04/15/2038	1,300	1,573

Weyerhaeuser Co.
6.750% due 03/15/2012	2,450	2,586
7.375% due 03/15/2032	26,300	26,856

Williams Cos., Inc.
7.875% due 09/01/2021	93	113

Williams Partners LP
7.250% due 02/01/2017	350	417

WM Wrigley Jr. Co.
1.664% due 06/28/2011	1,300	1,301

Woolworths Ltd.
4.000% due 09/22/2020	3,000	3,063

Wyeth
5.950% due 04/01/2037	1,300	1,539

Xstrata Canada Corp.
7.250% due 07/15/2012	635	691

72	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

XTO Energy, Inc.
5.500% due 06/15/2018	$5,000	$5,999
5.650% due 04/01/2016	800	954
6.250% due 04/15/2013	2,640	2,988
6.250% due 08/01/2017	940	1,167
6.500% due 12/15/2018	8,890	11,339

Yum! Brands, Inc.
6.875% due 11/15/2037	5,700	6,838

		1,207,729

UTILITIES 13.4%

AEP Texas Central Co.
6.650% due 02/15/2033	300	348

Alabama Power Co.
5.500% due 10/15/2017	300	346

Appalachian Power Co.
5.650% due 08/15/2012	5,110	5,484
5.800% due 10/01/2035	4,279	4,534

AT&T Corp.
7.300% due 11/15/2011	1,527	1,636
8.000% due 11/15/2031	905	1,214

AT&T, Inc.
5.350% due 09/01/2040	30,588	30,838
5.600% due 05/15/2018	4,300	5,032
5.800% due 02/15/2019	6,300	7,522
6.150% due 09/15/2034	20,000	21,959
6.300% due 01/15/2038	2,400	2,719
6.550% due 02/15/2039	1,350	1,575
6.700% due 11/15/2013	1,037	1,202

BellSouth Corp.
6.550% due 06/15/2034	13,960	15,657

BP Capital Markets PLC
0.422% due 04/11/2011	3,200	3,190
3.750% due 06/17/2013	4,000	4,073

British Telecommunications PLC
5.950% due 01/15/2018	543	606
9.375% due 12/15/2010	7,760	7,883
9.875% due 12/15/2030	3,300	4,606

Bruce Mansfield Unit
6.850% due 06/01/2034	1,668	1,863

BVPS II Funding Corp.
8.890% due 06/01/2017	1,264	1,370

Carolina Power & Light Co.
5.300% due 01/15/2019	8,020	9,335
6.300% due 04/01/2038	3,600	4,442

Cedar Brakes II LLC
9.875% due 09/01/2013	446	465

Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018	2,400	2,848
6.650% due 04/01/2019	4,800	6,045
6.750% due 04/01/2038	9,500	12,199

Consumers Energy Co.
5.500% due 08/15/2016	1,730	1,988

Deutsche Telekom International Finance BV
4.875% due 07/08/2014	1,500	1,651
8.750% due 06/15/2030	20,912	29,356
9.250% due 06/01/2032	20,000	29,042

Dominion Resources, Inc.
5.700% due 09/17/2012	830	905
6.000% due 11/30/2017	500	593

Duke Energy Carolinas LLC
5.625% due 11/30/2012	175	191
6.050% due 04/15/2038	1,500	1,794

Duke Energy Corp.
6.250% due 06/15/2018	300	359

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Duke Energy Ohio, Inc.
6.900% due 06/01/2025	$2,821	$3,451

EDF S.A.
4.600% due 01/27/2020	205	224
6.500% due 01/26/2019	9,300	11,375
6.950% due 01/26/2039	13,048	17,083

Entergy Arkansas, Inc.
5.400% due 05/01/2018	8,884	8,904

Entergy Corp.
5.125% due 09/15/2020	6,000	5,991

Entergy Gulf States Louisiana LLC
3.950% due 10/01/2020 (b)	500	502
5.590% due 10/01/2024	1,500	1,711
6.000% due 05/01/2018	1,000	1,158

Entergy Gulf States, Inc.
5.250% due 08/01/2015	276	276
6.180% due 03/01/2035	4,965	4,977

Entergy Louisiana LLC
6.500% due 09/01/2018	360	434

Entergy Texas, Inc.
7.125% due 02/01/2019	3,981	4,872

FirstEnergy Corp.
7.375% due 11/15/2031	288	314

FirstEnergy Solutions Corp.
6.050% due 08/15/2021	5,000	5,351
6.800% due 08/15/2039	300	303

Florida Power Corp.
6.400% due 06/15/2038	9,300	11,541

France Telecom S.A.
7.750% due 03/01/2011	300	309
8.500% due 03/01/2031	1,000	1,450

GG1C Funding Corp.
5.129% due 01/15/2014	1,307	1,334

Indiana Michigan Power Co.
7.000% due 03/15/2019	5,175	6,364

Jersey Central Power & Light Co.
7.350% due 02/01/2019	6,115	7,604

Kentucky Power Co.
6.000% due 09/15/2017	18,600	21,145

Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	800	898

Metropolitan Edison Co.
7.700% due 01/15/2019	155	195

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	240	261
5.950% due 05/15/2037	1,000	1,128
6.125% due 04/01/2036	1,105	1,268

Nevada Power Co.
7.125% due 03/15/2019	5,000	6,214

NGPL PipeCo LLC
6.514% due 12/15/2012	30,118	32,048
7.119% due 12/15/2017	43,695	47,476
7.768% due 12/15/2037	4,000	4,152

Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,287

Ohio Power Co.
6.000% due 06/01/2016	45	52
6.375% due 07/15/2033	12,100	12,790

Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	515	632
7.000% due 09/01/2022	5,000	6,293
7.000% due 05/01/2032	1,000	1,218

Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	9,547

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PacifiCorp
5.650% due 07/15/2018	$971	$1,156
6.000% due 01/15/2039	1,000	1,182

PNPP II Funding Corp.
9.120% due 05/30/2016	1,046	1,132

Progress Energy, Inc.
7.100% due 03/01/2011	1,758	1,802
7.750% due 03/01/2031	6,850	9,067

PSEG Power LLC
5.320% due 09/15/2016	20,000	22,422
8.625% due 04/15/2031	6,400	8,682

Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,594

Public Service Electric & Gas Co.
5.300% due 05/01/2018	4,800	5,492

Sierra Pacific Power Co.
6.750% due 07/01/2037	1,300	1,565

Telecom Italia Capital S.A.
1.135% due 07/18/2011	13,385	13,337
4.950% due 09/30/2014	4,100	4,370
5.250% due 10/01/2015	5,475	5,917
6.175% due 06/18/2014	6,000	6,624
6.200% due 07/18/2011	1,889	1,957

Telefonica Emisiones SAU
2.582% due 04/26/2013	2,000	2,038
4.949% due 01/15/2015	19,300	21,144

Union Electric Co.
8.450% due 03/15/2039	845	1,248

Utility Contract Funding LLC
7.944% due 10/01/2016	428	465

Verizon Communications, Inc.
6.100% due 04/15/2018	350	417
6.250% due 04/01/2037	10,000	11,336
6.350% due 04/01/2019	2,680	3,276
6.900% due 04/15/2038	11,000	13,414
8.750% due 11/01/2018	10,250	13,967
8.950% due 03/01/2039	6,392	9,400

Verizon Global Funding Corp.
7.375% due 09/01/2012	325	364

Verizon Wireless Capital LLC
3.750% due 05/20/2011	5,100	5,202
7.375% due 11/15/2013	1,201	1,422

Virginia Electric and Power Co.
5.000% due 06/30/2019	7,500	8,556
5.100% due 11/30/2012	1,250	1,360
6.350% due 11/30/2037	4,400	5,402

Vodafone Group PLC
5.350% due 02/27/2012	3,000	3,178
5.450% due 06/10/2019	655	759
5.625% due 02/27/2017	25,750	29,504

		686,753

Total Corporate Bonds & Notes (Cost $4,482,576)		4,929,008

CONVERTIBLE BONDS & NOTES 0.5%

BANKING & FINANCE 0.0%

U.S. Bancorp
0.000% due 09/20/2036	80	75

INDUSTRIALS 0.5%

Amgen, Inc.
0.125% due 02/01/2011	600	601

Transocean, Inc.
1.500% due 12/15/2037	19,320	19,006
1.625% due 12/15/2037	7,500	7,481

		27,088

Total Convertible Bonds & Notes (Cost $25,141)		27,163

See Accompanying Notes	Semiannual Report	September 30, 2010	73

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.3%

CALIFORNIA 0.1%

Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.750% due 07/01/2034	$5,000	$5,056

ILLINOIS 0.1%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	5,050	5,447

NEW JERSEY 0.0%

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	795	988

NEW YORK 0.0%

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039	620	774

TEXAS 0.1%

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
6.249% due 12/01/2034	3,500	3,750

UTAH 0.0%

Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039	725	848

Total Municipal Bonds & Notes (Cost $16,316)		16,863

U.S. GOVERNMENT AGENCIES 0.1%

Fannie Mae
4.000% due 11/01/2040	3,000	3,075

Freddie Mac
0.326% due 02/01/2011 (e)	16	16
0.355% due 05/04/2011	199	199
0.362% due 03/09/2011 (e)	510	511
0.593% due 04/01/2011	260	260
5.000% due 01/30/2014 - 07/15/2014	2,400	2,718

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae
8.500% due 08/15/2030	$36	$43

Total U.S. Government Agencies (Cost $6,785)		6,822

U.S. TREASURY OBLIGATIONS 2.5%

U.S. Treasury Bonds
3.500% due 05/15/2020	94,700	102,816

U.S. Treasury Notes
3.375% due 11/15/2019 (e)	25,250	27,211

Total U.S. Treasury Obligations (Cost $129,182)		130,027

MORTGAGE-BACKED SECURITIES 0.2%

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.548% due 01/15/2046	8,600	9,282

Total Mortgage-Backed Securities (Cost $8,726)		9,282

ASSET-BACKED SECURITIES 0.0%

Denver Arena Trust
6.940% due 11/15/2019	1,317	1,203

MASTR Asset-Backed Securities Trust
0.336% due 05/25/2037	91	89

Total Asset-Backed Securities (Cost $1,300)		1,292

SOVEREIGN ISSUES 1.1%

Brazil Government International Bond
8.250% due 01/20/2034	2,500	3,650
8.750% due 02/04/2025	3,500	5,153

Export-Import Bank of Korea
5.875% due 01/14/2015	200	224

Korea Housing Finance Corp.
4.125% due 12/15/2015	1,400	1,473

Mexico Government International Bond
5.950% due 03/19/2019	13,200	15,556
6.050% due 01/11/2040	16,400	18,860

Societe Financement de l'Economie Francaise
0.726% due 07/16/2012	10,700	10,732

Total Sovereign Issues (Cost $49,244)		55,648

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%

American International Group, Inc.
8.500% due 08/01/2011	60,800	$522

Wells Fargo & Co.
7.500% due 12/31/2049	22,000	22,132

Total Convertible Preferred Securities (Cost $20,481)		22,654

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Goldman Sachs Group, Inc.
3.750% due 12/31/2049	200,000	4,250

Lehman Brothers Holdings, Inc.
5.670% due 12/01/2049	5,200	2

Total Preferred Securities (Cost $5,231)		4,252

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.9%

U.S. TREASURY BILLS 0.1%
0.166% due 10/07/2010 - 01/20/2011 (c)(e)	$2,430	2,429

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.8%
	4,182,851	41,904

Total Short-Term Instruments (Cost $44,333)		44,333

Total Investments 102.2% (Cost $4,789,315)		$5,247,344

Other Assets and Liabilities (Net) (2.2%)		(111,291)

Net Assets 100.0%		$5,136,053

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average yield.
(d)	Affiliated to the Portfolio.
(e)	Securities with an aggregate market value of $6,566 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(f)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	RBS	(0.810%	)	12/20/2015	0.761%	$	2,500	$(7)	$0	$(7)
Bank of America Corp.	MLP	(0.170%	)	12/20/2016	1.709%		5,000	432	0	432
Burlington Northern Santa Fe LLC	BOA	(0.500%	)	06/20/2017	0.462%		1,000	(3)	19	(22)
Citigroup, Inc.	DUB	(1.000%	)	06/20/2016	2.119%		5,000	291	383	(92)
CNA Financial Corp.	BCLY	(0.285%	)	09/20/2011	1.311%		2,000	20	0	20
CNA Financial Corp.	CITI	(0.470%	)	12/20/2014	2.222%		2,000	137	0	137
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	2.258%		4,000	322	0	322

74	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

Credit Default Swaps on Corporate Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CSX Corp.	BNP	(1.000%	)	03/20/2014	0.415%	$	400	$(8)	$5	$(13)
CVS Caremark Corp.	CSFB	(0.250%	)	09/20/2011	0.208%		1,600	(1)	0	(1)
Dow Chemical Co.	CITI	(1.000%	)	06/20/2019	1.831%		2,500	152	225	(73)
Goldman Sachs Group, Inc.	JPM	(1.000%	)	06/20/2015	1.468%		18,200	373	319	54
H.J. Heinz Finance Co.	RBS	(0.380%	)	03/20/2012	0.240%		3,100	(7)	0	(7)
International Lease Finance Corp.	GSC	(0.200%	)	03/20/2013	3.948%		5,000	430	0	430
JPMorgan Chase & Co.	DUB	(1.500%	)	12/20/2018	0.888%		7,300	(334)	0	(334)
Loews Corp.	JPM	(0.280%	)	03/20/2016	1.099%		2,000	84	0	84
Merrill Lynch & Co., Inc.	UBS	(2.300%	)	06/20/2018	1.886%		1,300	(36)	0	(36)
Morgan Stanley	RBS	(0.275%	)	12/20/2015	1.848%		2,000	151	0	151
Morgan Stanley	RBS	(0.320%	)	12/20/2016	1.856%		4,000	341	0	341
RadioShack Corp.	BOA	(1.290%	)	06/20/2011	0.812%		1,900	(7)	0	(7)
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	3.088%		4,000	(114)	0	(114)
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	2.894%		3,000	(62)	0	(62)
UBS AG	BCLY	(2.260%	)	03/20/2014	0.886%		11,340	(537)	0	(537)
UBS AG	BCLY	(2.280%	)	03/20/2014	0.886%		20,000	(960)	0	(960)
Universal Health Services, Inc.	BOA	(0.787%	)	06/20/2016	2.625%		500	47	33	14

								$704	$984	$(280)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	MSC	1.000%	12/20/2011	0.616%	$	4,500	$23	$21	$2
American Electric Power Co., Inc.	MSC	0.410%	09/20/2011	0.243%		2,000	4	0	4
American Express Co.	JPM	2.750%	03/20/2014	0.685%		400	29	0	29
American Express Co.	RBS	2.050%	03/20/2013	0.533%		4,800	182	0	182
American International Group, Inc.	BCLY	1.150%	06/20/2013	1.724%		7,100	(105)	0	(105)
American International Group, Inc.	DUB	1.920%	03/20/2013	1.637%		7,000	52	0	52
American International Group, Inc.	DUB	1.430%	06/20/2013	1.724%		25,000	(183)	0	(183)
American International Group, Inc.	RBS	1.200%	06/20/2013	1.724%		1,700	(23)	0	(23)
Berkshire Hathaway Finance Corp.	CSFB	1.000%	09/20/2015	1.613%		10,000	(282)	(433)	151
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2015	1.536%		5,000	(111)	(62)	(49)
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2015	1.613%		20,000	(563)	(563)	0
BHP Billiton Finance USA Ltd.	CSFB	1.000%	09/20/2015	1.011%		1,700	(1)	(10)	9
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	1.011%		600	0	(3)	3
BHP Billiton Finance USA Ltd.	MSC	1.000%	12/20/2011	0.768%		5,000	16	22	(6)
BHP Billiton Finance USA Ltd.	MSC	1.000%	09/20/2015	1.011%		10,300	(2)	(42)	40
BHP Billiton Finance USA Ltd.	RBS	1.000%	09/20/2015	1.011%		5,500	(1)	(13)	12
BP Capital Markets PLC	BCLY	1.000%	09/20/2011	0.641%		200	0	(15)	15
BP Capital Markets PLC	BNP	1.000%	09/20/2011	0.641%		200	0	(15)	15
BP Capital Markets PLC	DUB	1.000%	09/20/2011	0.641%		8,200	31	(50)	81
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%		500	22	(13)	35
BP Capital Markets PLC	JPM	1.000%	09/20/2012	0.993%		6,600	3	(113)	116
Brazil Government International Bond	BCLY	1.000%	09/20/2011	0.588%		4,300	19	13	6
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.128%		5,100	(30)	(44)	14
Brazil Government International Bond	BOA	1.000%	12/20/2015	1.154%		10,600	(78)	(89)	11
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.154%		13,700	(101)	(129)	28
Brazil Government International Bond	HSBC	1.000%	03/20/2011	0.487%		4,000	11	19	(8)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.099%		5,100	(22)	(31)	9
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.154%		4,900	(36)	(36)	0
Brazil Government International Bond	RBS	1.000%	06/20/2015	1.099%		14,000	(59)	(160)	101
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.487%		8,000	22	37	(15)
Brazil Government International Bond	UBS	1.000%	06/20/2015	1.099%		3,150	(14)	(38)	24
Canadian Natural Resources Ltd.	HSBC	1.000%	09/20/2015	1.046%		2,100	(4)	(7)	3
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	1.046%		4,100	(8)	(14)	6
Canadian Natural Resources Ltd.	RBS	1.000%	09/20/2015	1.046%		8,500	(16)	(40)	24
China Government International Bond	BCLY	1.000%	06/20/2015	0.637%		2,000	34	38	(4)
China Government International Bond	CITI	1.000%	09/20/2015	0.666%		8,600	141	107	34
China Government International Bond	DUB	1.000%	09/20/2015	0.666%		12,000	198	108	90
China Government International Bond	DUB	1.000%	12/20/2015	0.692%		600	10	11	(1)
China Government International Bond	HSBC	1.000%	06/20/2015	0.637%		2,100	36	37	(1)
China Government International Bond	HSBC	1.000%	09/20/2015	0.666%		2,000	33	26	7
China Government International Bond	RBS	1.000%	06/20/2015	0.637%		10,000	170	194	(24)
China Government International Bond	UBS	1.000%	06/20/2015	0.637%		9,000	153	175	(22)
Citigroup, Inc.	BCLY	0.290%	09/20/2012	1.279%		20,000	(385)	0	(385)
Citigroup, Inc.	BOA	1.000%	06/20/2011	0.923%		4,000	4	5	(1)
Citigroup, Inc.	JPM	0.290%	09/20/2012	1.279%		20,000	(385)	0	(385)
Citigroup, Inc.	MSC	1.500%	06/20/2013	1.409%		1,500	4	0	4
Emirate of Abu Dhabi	BCLY	1.000%	09/20/2015	1.112%		3,400	(18)	(17)	(1)
Emirate of Abu Dhabi	CSFB	1.000%	03/20/2011	0.454%		1,000	3	(1)	4
Emirate of Abu Dhabi	DUB	1.000%	09/20/2015	1.112%		4,000	(20)	(23)	3
Emirate of Abu Dhabi	GSC	1.000%	09/20/2015	1.112%		1,000	(5)	(4)	(1)

See Accompanying Notes	Semiannual Report	September 30, 2010	75

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Emirate of Abu Dhabi	HSBC	1.000%	09/20/2015	1.112%	$	2,000	$(10)	$(8)	$(2)
Emirate of Abu Dhabi	MSC	1.000%	09/20/2015	1.112%		8,200	(41)	(44)	3
General Electric Capital Corp.	BCLY	0.630%	12/20/2012	1.538%		4,200	(82)	0	(82)
General Electric Capital Corp.	BCLY	1.450%	03/20/2013	1.584%		4,500	(13)	0	(13)
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	1.623%		25,000	(217)	0	(217)
General Electric Capital Corp.	BCLY	4.450%	12/20/2013	1.681%		13,000	1,135	0	1,135
General Electric Capital Corp.	BNP	1.500%	03/20/2013	1.584%		25,000	(39)	0	(39)
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.413%		100	6	2	4
General Electric Capital Corp.	BOA	7.000%	06/20/2013	1.623%		200	29	0	29
General Electric Capital Corp.	CITI	1.310%	03/20/2013	1.584%		12,000	(75)	0	(75)
General Electric Capital Corp.	CSFB	1.000%	09/20/2011	1.201%		25,000	(41)	(159)	118
General Electric Capital Corp.	DUB	1.070%	12/20/2012	1.538%		5,430	(54)	0	(54)
General Electric Capital Corp.	DUB	4.820%	12/20/2013	1.681%		24,500	2,422	0	2,422
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.831%		1,300	(54)	(105)	51
General Electric Capital Corp.	MSC	0.160%	06/20/2011	1.136%		10,000	(70)	0	(70)
General Electric Capital Corp.	UBS	1.000%	09/20/2011	1.201%		4,000	(6)	(29)	23
General Electric Capital Corp.	WAC	0.160%	06/20/2011	1.136%		10,000	(70)	0	(70)
Goldman Sachs Group, Inc.	RBS	1.600%	03/20/2013	1.267%		4,600	39	0	39
Goldman Sachs Group, Inc.	UBS	0.900%	09/20/2012	1.208%		10,000	(57)	0	(57)
JPMorgan Chase & Co.	RBS	1.050%	03/20/2013	0.525%		4,500	60	0	60
Merrill Lynch & Co., Inc.	CITI	1.000%	06/20/2011	1.066%		3,500	(1)	2	(3)
MetLife, Inc.	BOA	1.000%	09/20/2015	2.183%		35,000	(1,879)	(2,615)	736
MetLife, Inc.	CSFB	1.000%	09/20/2015	2.183%		10,000	(537)	(858)	321
MetLife, Inc.	DUB	1.000%	09/20/2015	2.183%		15,000	(806)	(856)	50
MetLife, Inc.	JPM	1.000%	09/20/2015	2.183%		1,000	(53)	(59)	6
Mexico Government International Bond	BCLY	1.000%	09/20/2011	0.700%		13,400	43	28	15
Mexico Government International Bond	BCLY	1.000%	06/20/2015	1.152%		2,000	(13)	(1)	(12)
Mexico Government International Bond	BCLY	1.000%	09/20/2015	1.180%		12,700	(105)	(162)	57
Mexico Government International Bond	BCLY	1.000%	12/20/2015	1.205%		7,800	(77)	(123)	46
Mexico Government International Bond	CITI	1.000%	06/20/2015	1.152%		10,000	(66)	(48)	(18)
Mexico Government International Bond	DUB	1.000%	09/20/2015	1.180%		2,200	(18)	(22)	4
Mexico Government International Bond	JPM	1.000%	09/20/2015	1.180%		300	(2)	(4)	2
Mexico Government International Bond	UBS	1.000%	12/20/2010	0.658%		2,500	3	(3)	6
Mexico Government International Bond	UBS	1.000%	06/20/2015	1.152%		5,100	(34)	(32)	(2)
Morgan Stanley	GSC	1.000%	03/20/2011	1.031%		3,000	1	(3)	4
Morgan Stanley	GSC	4.100%	06/20/2012	1.326%		30,000	1,461	0	1,461
Morgan Stanley	GSC	0.900%	09/20/2012	1.368%		4,400	(39)	0	(39)
Morgan Stanley	RBS	2.000%	03/20/2013	1.446%		4,700	66	0	66
Russia Government International Bond	HSBC	1.000%	09/20/2011	0.753%		12,000	33	22	11
Russia Government International Bond	JPM	1.000%	09/20/2011	0.753%		2,200	6	4	2
Russia Government International Bond	JPM	1.000%	06/20/2015	1.561%		6,800	(169)	(110)	(59)
Russia Government International Bond	MSC	1.000%	06/20/2015	1.561%		1,700	(42)	(26)	(16)
SLM Corp.	BNP	2.870%	12/20/2012	4.056%		5,000	(120)	0	(120)
SLM Corp.	BOA	5.000%	12/20/2010	2.664%		400	3	(41)	44
SLM Corp.	BOA	2.950%	03/20/2013	4.223%		4,300	(122)	0	(122)
SLM Corp.	CITI	5.000%	09/20/2011	2.949%		2,000	42	(90)	132
SLM Corp.	DUB	5.000%	09/20/2012	3.846%		10,000	232	(200)	432
SLM Corp.	DUB	2.900%	12/20/2012	4.056%		2,000	(47)	0	(47)
SLM Corp.	DUB	5.000%	03/20/2014	4.727%		10,000	99	(900)	999
South Korea Government Bond	BCLY	1.000%	09/20/2011	0.537%		7,800	38	28	10
South Korea Government Bond	BCLY	1.000%	09/20/2015	0.982%		2,700	3	(17)	20
South Korea Government Bond	JPM	1.000%	06/20/2015	0.958%		3,100	7	27	(20)
South Korea Government Bond	JPM	1.000%	09/20/2015	0.982%		1,500	2	(6)	8
South Korea Government Bond	UBS	1.000%	09/20/2011	0.537%		6,500	31	23	8
South Korea Government Bond	UBS	1.000%	06/20/2015	0.958%		15,600	34	163	(129)
South Korea Government Bond	UBS	1.000%	09/20/2015	0.982%		9,500	11	(32)	43
Telefonica Europe BV	JPM	1.000%	09/20/2012	1.007%		10,000	1	(95)	96
Toyota Motor Corp.	BCLY	1.000%	03/20/2015	0.467%		3,300	78	16	62
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.467%		4,200	99	26	73
Transocean, Inc.	GSC	5.000%	09/20/2011	0.888%		8,700	363	(5)	368
Verizon Communications, Inc.	BCLY	1.000%	06/20/2013	0.524%		795	11	6	5
Verizon Communications, Inc.	CITI	1.000%	06/20/2013	0.524%		200	3	2	1

							$150	$(7,456)	$7,606

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-15 5-Year Index	DUB	(1.000%	)	12/20/20105	$	30,000	$99	$99	$0

76	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015	$	30,900	$(91)	$(129)	$38
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015		176,400	(518)	(732)	214

						$(609)	$(861)	$252

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	12/16/2029	RBS	$	4,300	$561	$(226)	$787

(g)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
FIA Card Services N.A.	7.125%	11/15/2012	11/04/2002 - 03/10/2003	$1,308	$1,418	0.03%

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$5,195	$3,029,331	$0	$3,034,526
Industrials	25,323	1,182,406	0	1,207,729
Utilities	0	686,753	0	686,753
Convertible Bonds & Notes
Banking & Finance	0	75	0	75
Industrials	0	27,088	0	27,088
Municipal Bonds & Notes
California	0	5,056	0	5,056
Illinois	0	5,447	0	5,447
New Jersey	0	988	0	988
New York	0	774	0	774
Texas	0	3,750	0	3,750
Utah	0	848	0	848
U.S. Government Agencies	0	6,822	0	6,822
U.S. Treasury Obligations	0	130,027	0	130,027
Mortgage-Backed Securities	0	9,282	0	9,282
Asset-Backed Securities	0	1,292	0	1,292

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Sovereign Issues	$0	$55,648	$0	$55,648
Convertible Preferred Securities
Banking & Finance	22,654	0	0	22,654
Preferred Securities
Banking & Finance	4,252	0	0	4,252
Short-Term Instruments
U.S. Treasury Bills	0	2,429	0	2,429
PIMCO Short-Term Floating NAV Portfolio	41,904	0	0	41,904
Investments, at value	$99,328	$5,148,016	$0	$5,247,344
Financial Derivative Instruments (7) - Assets
Credit Contracts	0	12,323	0	12,323
Interest Rate Contracts	0	787	0	787
	$0	$13,110	$0	$13,110
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(4,745)	$0	$(4,745)

Totals	$99,328	$5,156,381	$0	$5,255,709

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2010	77

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

September 30, 2010 (Unaudited)

(j)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on swap agreements	$787	$0	$12,323	$0	$0	$13,110

Liabilities:
Unrealized depreciation on swap agreements	$0	$0	$4,745	$0	$0	$4,745

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$566	$0	$4,672	$0	$0	$5,238

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$1,384	$0	$3,660	$0	$0	$5,044

(1)	See note 5 in the Notes to Financial Statements for additional information.

78	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

International Lease Finance Corp.
6.750% due 03/17/2015		$1,200	$1,221
7.000% due 03/17/2016		2,300	2,336

Total Bank Loan Obligations (Cost $3,436)			3,557

CORPORATE BONDS & NOTES 82.0%

BANKING & FINANCE 25.8%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		3,000	3,158
8.700% due 08/07/2018		14,500	18,206

Allstate Corp.
6.500% due 05/15/2067		7,425	6,924

American Express Co.
8.150% due 03/19/2038		23,944	33,896

American International Group, Inc.
4.250% due 05/15/2013		225	234
5.600% due 10/18/2016		1,500	1,538
5.850% due 01/16/2018		2,524	2,625
6.250% due 05/01/2036		15,105	14,727
8.175% due 05/15/2068		10,000	10,075
8.250% due 08/15/2018		3,000	3,510

Anadarko Finance Co.
7.500% due 05/01/2031		11,024	11,955

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	5,000	6,262

Banco do Brasil S.A.
6.000% due 01/22/2020		$10,200	11,424

Bank of America Corp.
5.625% due 07/01/2020		10,000	10,587
5.650% due 05/01/2018		16,400	17,403
6.500% due 08/01/2016		1,000	1,126

Bank of America N.A.
6.000% due 10/15/2036		1,100	1,096

Bank One Corp.
8.000% due 04/29/2027		3,600	4,609

Barclays Bank PLC
5.000% due 09/22/2016		4,800	5,261
6.050% due 12/04/2017		4,000	4,344
7.434% due 09/29/2049		19,000	19,570
10.179% due 06/12/2021		10,940	14,615
14.000% due 11/29/2049	GBP	800	1,580

Barrick International Barbados Corp.
6.350% due 10/15/2036		$1,300	1,511

BBVA Bancomer S.A.
7.250% due 04/22/2020		1,750	1,884

Bear Stearns Cos. LLC
4.650% due 07/02/2018		2,000	2,109
7.250% due 02/01/2018		800	976

BellSouth Capital Funding Corp.
7.875% due 02/15/2030		7,000	8,756

BM&FBovespa S.A.
5.500% due 07/16/2020		1,000	1,070

BNP Paribas
5.186% due 06/29/2049		5,800	5,496
7.195% due 06/29/2049		17,800	17,800

Cantor Fitzgerald LP
7.875% due 10/15/2019		5,300	5,573

Capital One Bank USA N.A.
8.800% due 07/15/2019		9,500	12,161

Capital One Capital V
10.250% due 08/15/2039		1,000	1,089

Capital One Capital VI
8.875% due 05/15/2040		21,525	22,763

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CBA Capital Trust II
6.024% due 03/29/2049		$2,000	$1,998

Chubb Corp.
6.375% due 03/29/2067		1,000	995

CIT Group, Inc.
7.000% due 05/01/2013		180	182
7.000% due 05/01/2014		271	271
7.000% due 05/01/2015		271	270
7.000% due 05/01/2016		451	446
7.000% due 05/01/2017		631	621

Citigroup Capital XXI
8.300% due 12/21/2077		5,000	5,275

Citigroup, Inc.
0.868% due 08/25/2036		1,000	639
5.850% due 12/11/2034		8,500	8,593
5.875% due 05/29/2037		4,527	4,521
6.875% due 03/05/2038		15,010	16,820
8.125% due 07/15/2039		97,750	123,871

Countrywide Capital III
8.050% due 06/15/2027		2,480	2,616

Credit Agricole S.A.
6.637% due 05/29/2049		3,900	3,569
8.375% due 10/29/2049		4,970	5,343
8.375% due 12/19/2049		550	591

Crown Castle Towers LLC
6.113% due 01/15/2040		37,300	41,275

First Union Capital II
7.950% due 11/15/2029		1,000	1,138

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		5,700	6,850

General Electric Capital Corp.
0.724% due 10/06/2015		600	561
0.815% due 05/05/2026		2,300	1,801
0.856% due 08/15/2036		4,000	2,978
5.875% due 01/14/2038		40,613	41,388
6.150% due 08/07/2037		885	930
6.875% due 01/10/2039		27,319	31,478

General Electric Capital Services, Inc.
7.500% due 08/21/2035		5,368	6,623

Goldman Sachs Group, Inc.
5.950% due 01/15/2027		210	211
6.125% due 02/15/2033		7,400	8,076
6.150% due 04/01/2018		4,700	5,221
6.450% due 05/01/2036		4,000	4,024
6.750% due 10/01/2037		45,900	47,860
7.500% due 02/15/2019		37,050	44,151

HBOS PLC
0.489% due 09/30/2016		1,000	841
1.054% due 03/29/2016	EUR	1,054	1,267
6.000% due 11/01/2033		$3,500	2,674
6.750% due 05/21/2018		20,623	20,750

HSBC Bank USA N.A.
7.000% due 01/15/2039		8,600	10,389

HSBC Capital Funding LP
4.610% due 12/29/2049		4,600	4,400
10.176% due 12/29/2049		2,122	2,785

HSBC Finance Capital Trust IX
5.911% due 11/30/2035		4,300	4,058

HSBC Holdings PLC
6.500% due 09/15/2037		1,600	1,800
6.800% due 06/01/2038		14,000	16,292

International Lease Finance Corp.
7.125% due 09/01/2018		28,500	30,851

JPMorgan Chase & Co.
6.300% due 04/23/2019		12,100	14,046
6.400% due 05/15/2038		51,624	61,983
7.900% due 04/29/2049		34,687	37,298

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Capital XIII
1.239% due 09/30/2034		$2,000	$1,517

JPMorgan Chase Capital XX
6.550% due 09/15/2066		500	509

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		2,500	2,511

JPMorgan Chase Capital XXV
6.800% due 10/01/2037		1,099	1,120

JPMorgan Chase Capital XXVII
7.000% due 11/01/2039		200	206

Lloyds TSB Bank PLC
5.800% due 01/13/2020		6,800	7,135

Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		2,000	2,742

Merrill Lynch & Co., Inc.
1.428% due 09/14/2018	EUR	7,730	8,683
5.700% due 05/02/2017		$400	414
6.400% due 08/28/2017		1,400	1,534
6.875% due 04/25/2018		19,900	22,355
6.875% due 11/15/2018		2,500	2,805
7.750% due 05/14/2038		15,300	17,801

MetLife Capital Trust X
9.250% due 04/08/2068		12,000	14,220

MetLife, Inc.
6.375% due 06/15/2034		250	287

Morgan Stanley
1.218% due 03/01/2013	EUR	700	909
1.222% due 04/13/2016		450	549
5.625% due 09/23/2019		$29,500	30,768
6.625% due 04/01/2018		6,100	6,773
7.250% due 04/01/2032		6,200	7,250
7.300% due 05/13/2019		7,550	8,698

National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		3,150	4,223

New York Life Insurance Co.
6.750% due 11/15/2039		6,750	8,356

Northwestern Mutual Life Insurance
6.063% due 03/30/2040		26,900	31,355

Pacific Life Insurance Co.
9.250% due 06/15/2039		41,095	52,542

Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		4,000	4,033

Prudential Financial, Inc.
6.625% due 12/01/2037		3,000	3,392

Qatari Diar Finance QSC
5.000% due 07/21/2020		9,600	10,117

Rabobank Capital Funding Trust III
5.254% due 12/29/2049		500	491

Rabobank Nederland NV
6.875% due 03/19/2020	EUR	7,800	10,319
11.000% due 06/29/2049		$14,275	18,613

Regions Bank
6.450% due 06/26/2037		20,395	18,516

Regions Financial Corp.
7.375% due 12/10/2037		5,470	5,031

Royal Bank of Scotland Group PLC
4.875% due 08/25/2014		5,000	5,310
5.000% due 05/17/2015		10,038	10,288

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		3,200	3,352
7.125% due 01/14/2014		2,000	2,163
7.750% due 05/29/2018		6,600	7,450

RZD Capital Ltd.
5.739% due 04/03/2017		2,000	2,114

See Accompanying Notes	Semiannual Report	September 30, 2010	79

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Simon Property Group LP
6.750% due 02/01/2040		$5,000	$5,917

SLM Corp.
1.209% due 06/17/2013	EUR	3,800	4,532
3.125% due 09/17/2012		3,100	4,013
4.280% due 01/26/2015 (i)	HKD	15,000	1,718
4.750% due 03/17/2014	EUR	3,000	3,776
4.875% due 12/17/2012	GBP	600	893
5.625% due 08/01/2033		$2,300	1,773
8.000% due 03/25/2020		4,300	4,274
8.450% due 06/15/2018		10,200	10,316

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		25,205	31,126

TNK-BP Finance S.A.
6.625% due 03/20/2017		13,300	14,148
7.250% due 02/02/2020		26,050	28,557
7.500% due 07/18/2016		7,450	8,309
7.875% due 03/13/2018		18,600	21,064

UBS AG
4.875% due 08/04/2020		4,000	4,226
5.750% due 04/25/2018		22,725	25,695
5.875% due 12/20/2017		4,600	5,213

UBS Preferred Funding Trust I
8.622% due 10/29/2049		5,650	5,650

Wachovia Bank N.A.
5.850% due 02/01/2037		5,901	6,084
6.600% due 01/15/2038		6,302	7,176

WEA Finance LLC
6.750% due 09/02/2019		2,500	2,967

Wells Fargo & Co.
5.375% due 02/07/2035		4,900	5,193
5.625% due 12/11/2017		200	228

Wells Fargo Bank N.A.
5.950% due 08/26/2036		1,000	1,042

Wells Fargo Capital X
5.950% due 12/01/2086		2,100	2,056

Wells Fargo Capital XIII
7.700% due 12/29/2049		34,385	35,846

Xstrata Finance Canada Ltd.
6.900% due 11/15/2037		1,500	1,687

			1,496,463

INDUSTRIALS 41.3%

Alcoa, Inc.
5.870% due 02/23/2022		2,400	2,366
5.900% due 02/01/2027		9,300	9,189
5.950% due 02/01/2037		15,321	14,146

Altria Group, Inc.
9.950% due 11/10/2038		10,445	15,096
10.200% due 02/06/2039		46,165	68,432

America Movil SAB de C.V.
6.125% due 03/30/2040		40,400	45,168

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		17,836	21,047

Amgen, Inc.
4.950% due 10/01/2041		800	808
6.375% due 06/01/2037		650	793
6.400% due 02/01/2039		4,700	5,711

Anadarko Petroleum Corp.
5.950% due 09/15/2016		700	766
6.200% due 03/15/2040		23,500	22,986
6.375% due 09/15/2017		2,500	2,759
6.450% due 09/15/2036		3,700	3,716
7.000% due 11/15/2027		1,000	964
7.950% due 06/15/2039		10,000	11,282

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037	$75	$89

Anheuser-Busch InBev Worldwide, Inc.
6.375% due 01/15/2040	2,000	2,426
8.000% due 11/15/2039	1,050	1,491
8.200% due 01/15/2039	37,789	54,296

Apache Corp.
5.100% due 09/01/2040	2,100	2,121

ArcelorMittal
7.000% due 10/15/2039	21,510	22,037

Aviation Capital Group
7.125% due 10/15/2020 (a)	14,400	14,400

Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039	11,250	12,810

Barrick Gold Finance Co.
5.800% due 11/15/2034	4,455	4,771

Barrick North America Finance LLC
7.500% due 09/15/2038	6,200	8,216

Boston Scientific Corp.
7.375% due 01/15/2040	21,925	25,071

Burlington Northern Santa Fe LLC
5.050% due 03/01/2041	10,900	10,908
5.750% due 05/01/2040	10,000	11,077
7.290% due 06/01/2036	800	1,031
7.950% due 08/15/2030	600	810

Cameron International Corp.
7.000% due 07/15/2038	16,804	19,478

Canadian Natural Resources Ltd.
6.250% due 03/15/2038	10,300	11,879
6.500% due 02/15/2037	250	296
6.750% due 02/01/2039	18,500	22,708

Caterpillar, Inc.
8.250% due 12/15/2038	100	151

Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	1,500	1,525

Cenovus Energy, Inc.
6.750% due 11/15/2039	24,400	29,555

Cisco Systems, Inc.
5.500% due 01/15/2040	10,000	11,035

Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	25,300	25,112

Colorado Interstate Gas Co.
6.850% due 06/15/2037	8,700	9,194

Comcast Corp.
5.650% due 06/15/2035	10,000	10,126
6.400% due 05/15/2038	14,526	16,115
6.400% due 03/01/2040	36,000	40,155
6.450% due 03/15/2037	7,300	8,134
6.550% due 07/01/2039	41,060	46,629
6.950% due 08/15/2037	3,700	4,352
7.050% due 03/15/2033	5,000	5,873

ConocoPhillips
6.500% due 02/01/2039	23,000	28,913

Continental Airlines 2009-2 Class A Pass-Through Trust
7.250% due 05/10/2021	3,900	4,251

Corning, Inc.
5.750% due 08/15/2040	6,900	7,346

Cox Communications, Inc.
6.450% due 12/01/2036	1,781	1,960
8.375% due 03/01/2039	44,420	59,823

CSN Resources S.A.
6.500% due 07/21/2020	6,500	6,963

CSX Corp.
6.220% due 04/30/2040	4,560	5,254

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CVS Caremark Corp.
6.125% due 09/15/2039	$10,000	$11,079

CVS Pass-Through Trust
7.507% due 01/10/2032	21,365	25,140

Daimler Finance North America LLC
8.500% due 01/18/2031	1,000	1,378

Delta Air Lines 2009-1 Class A Pass-Through Trust
7.750% due 06/17/2021	15,472	17,174

Devon Energy Corp.
7.950% due 04/15/2032	11,900	16,176

Devon Financing Corp. ULC
7.875% due 09/30/2031	7,047	9,465

Diamond Offshore Drilling, Inc.
5.700% due 10/15/2039	11,000	11,522

DirecTV Holdings LLC
6.000% due 08/15/2040	4,400	4,559

Dow Chemical Co.
8.550% due 05/15/2019	5,000	6,324
9.400% due 05/15/2039	26,709	37,923

El Paso Natural Gas Co.
8.375% due 06/15/2032	7,400	8,998

El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020	3,100	3,362

EnCana Corp.
6.500% due 02/01/2038	15,250	17,838
6.625% due 08/15/2037	10,000	11,781

Energy Transfer Partners LP
6.625% due 10/15/2036	7,000	7,587
7.500% due 07/01/2038	15,700	18,585
9.700% due 03/15/2019	2,000	2,658

Enterprise Products Operating LLC
6.125% due 10/15/2039	5,000	5,401
7.550% due 04/15/2038	4,000	4,999

Gazprom Via Gaz Capital S.A.
6.510% due 03/07/2022	1,400	1,494
7.288% due 08/16/2037	14,600	16,312
8.625% due 04/28/2034	11,000	14,025
9.250% due 04/23/2019	13,600	17,000

Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020	1,217	1,319

Gerdau Holdings, Inc.
7.000% due 01/20/2020	7,000	7,858

Gerdau Trade, Inc.
5.750% due 01/30/2021 (a)	39,700	40,429

GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	5,000	6,238

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020 (a)	20,000	19,859

GTL Trade Finance, Inc.
7.250% due 10/20/2017	9,500	10,628

Hess Corp.
6.000% due 01/15/2040	3,500	3,859

HJ Heinz Finance Co.
7.125% due 08/01/2039	26,900	34,275

Home Depot, Inc.
5.400% due 09/15/2040	15,400	15,525

Hospira, Inc.
5.600% due 09/15/2040	900	935

Hutchison Whampoa International Ltd.
5.750% due 09/11/2019	2,750	3,065

International Business Machines Corp.
5.600% due 11/30/2039	5,000	5,776

International Paper Co.
8.700% due 06/15/2038	8,000	10,252

80	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kerr-McGee Corp.
7.875% due 09/15/2031		$3,000	$3,418

Kinder Morgan Energy Partners LP
5.800% due 03/15/2035		4,742	4,770
6.500% due 02/01/2037		6,219	6,736
6.500% due 09/01/2039		21,100	22,891
6.550% due 09/15/2040		23,800	26,122
6.950% due 01/15/2038		19,550	22,329
7.400% due 03/15/2031		500	586

Kraft Foods, Inc.
6.500% due 02/09/2040		55,667	65,411

Kroger Co.
5.400% due 07/15/2040		5,000	5,216
6.900% due 04/15/2038		5,000	6,207
7.500% due 04/01/2031		150	194

Meccanica Holdings USA
6.250% due 01/15/2040		4,300	4,291

Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		14,000	15,387

Motiva Enterprises LLC
6.850% due 01/15/2040		4,263	5,127

Nakilat, Inc.
6.067% due 12/31/2033		800	886

NBC Universal, Inc.
5.950% due 04/01/2041 (a)		36,400	37,575
6.400% due 04/30/2040		7,850	8,577

Newmont Mining Corp.
5.875% due 04/01/2035		395	430
6.250% due 10/01/2039		27,800	31,984

News America, Inc.
6.650% due 11/15/2037		20,000	23,083
6.900% due 08/15/2039		5,229	6,183

Noble Group Ltd.
6.750% due 01/29/2020		1,400	1,513

Nokia OYJ
6.625% due 05/15/2039		2,700	3,082

Norfolk Southern Corp.
7.250% due 02/15/2031		7,635	9,621

Northwest Airlines 2002-1 Class G-1 Pass-Through Trust
1.095% due 05/20/2014		8,381	7,899

Northwest Pipeline GP
6.050% due 06/15/2018		725	852

Oracle Corp.
5.375% due 07/15/2040		19,100	20,622

Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	1,200	1,636
6.625% due 06/15/2035		$9,500	10,423

Petrobras International Finance Co.
5.750% due 01/20/2020		900	1,001
6.875% due 01/20/2040		1,000	1,150
7.875% due 03/15/2019		23,800	29,796

Petro-Canada
5.950% due 05/15/2035		5,000	5,326

Petroleos Mexicanos
4.875% due 03/15/2015		2,400	2,601
5.500% due 01/21/2021		6,300	6,741
8.000% due 05/03/2019		12,400	15,438

Pfizer, Inc.
7.200% due 03/15/2039		16,800	22,938

Philip Morris International, Inc.
6.375% due 05/16/2038		9,085	11,237

Plains All American Pipeline LP
6.650% due 01/15/2037		3,200	3,480

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pride International, Inc.
7.875% due 08/15/2040	$33,400	$37,032
8.500% due 06/15/2019	3,038	3,539

Rio Tinto Alcan, Inc.
7.250% due 03/15/2031	1,110	1,413

Rio Tinto Finance USA Ltd.
7.125% due 07/15/2028	5,998	7,606
9.000% due 05/01/2019	10,000	13,976

Roche Holdings, Inc.
7.000% due 03/01/2039	4,300	5,787

Rockies Express Pipeline LLC
6.875% due 04/15/2040	41,200	40,736
7.500% due 07/15/2038	25,390	26,883

Shell International Finance BV
5.500% due 03/25/2040	100	115
6.375% due 12/15/2038	5,000	6,361

Southern Natural Gas Co.
8.000% due 03/01/2032	4,346	5,121

Statoil ASA
5.100% due 08/17/2040	1,600	1,720

Suncor Energy, Inc.
6.500% due 06/15/2038	5,000	5,757

Target Corp.
6.500% due 10/15/2037	1,200	1,474
7.000% due 01/15/2038	18,650	24,132

TCI Communications, Inc.
7.875% due 02/15/2026	105	130

Teck Resources Ltd.
6.000% due 08/15/2040	16,600	17,469

Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	5,500	6,039
7.625% due 04/01/2037	1,000	1,155
8.000% due 02/01/2016	400	478
8.375% due 06/15/2032	865	1,052

Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	5,000	6,029

Time Warner Cable, Inc.
6.550% due 05/01/2037	11,900	13,462
6.750% due 06/15/2039	64,410	74,561
7.300% due 07/01/2038	6,700	8,255

Time Warner, Inc.
6.100% due 07/15/2040	11,100	11,992
6.200% due 03/15/2040	10,000	10,929
6.500% due 11/15/2036	7,500	8,437
7.700% due 05/01/2032	21,000	26,312

TransCanada Pipelines Ltd.
6.200% due 10/15/2037	820	923
7.250% due 08/15/2038	2,000	2,566
7.625% due 01/15/2039	3,500	4,682

Transocean, Inc.
6.500% due 11/15/2020	10,600	11,564
6.800% due 03/15/2038	23,050	23,704

UAL 2009-1 Pass-Through Trust
10.400% due 05/01/2018	7,309	8,149

UAL 2009-2A Pass-Through Trust
9.750% due 01/15/2017	19,273	21,248

UnitedHealth Group, Inc.
6.625% due 11/15/2037	2,600	3,040

Vale Overseas Ltd.
6.875% due 11/21/2036	25,950	29,704
6.875% due 11/10/2039	56,590	65,124
8.250% due 01/17/2034	11,300	14,438

Wal-Mart Stores, Inc.
4.875% due 07/08/2040	22,493	23,064
6.200% due 04/15/2038	7,100	8,591
6.500% due 08/15/2037	40,236	50,391

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Weyerhaeuser Co.
6.875% due 12/15/2033	$3,800	$3,638
6.950% due 10/01/2027	4,500	4,449
7.375% due 10/01/2019	13,000	14,242
7.375% due 03/15/2032	38,476	39,290

Williams Cos., Inc.
7.500% due 01/15/2031	17,993	20,410
7.875% due 09/01/2021	1,481	1,801
8.750% due 03/15/2032	7,035	8,838

Williams Partners LP
6.300% due 04/15/2040	12,000	13,271

		2,398,246

UTILITIES 14.9%

AEP Texas Central Co.
6.650% due 02/15/2033	500	579

Appalachian Power Co.
6.375% due 04/01/2036	4,350	4,891
6.700% due 08/15/2037	2,100	2,446
7.000% due 04/01/2038	700	869

AT&T Corp.
8.000% due 11/15/2031	2,526	3,388

AT&T, Inc.
5.350% due 09/01/2040	95,408	96,186
6.300% due 01/15/2038	16,830	19,069
6.400% due 05/15/2038	15,400	17,657
6.450% due 06/15/2034	2,300	2,599
6.500% due 09/01/2037	17,272	20,046
6.550% due 02/15/2039	3,500	4,083

BellSouth Corp.
6.875% due 10/15/2031	4,200	4,877

British Telecommunications PLC
9.875% due 12/15/2030	10,000	13,957

Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	7,173

Consolidated Edison Co. of New York, Inc.
5.500% due 12/01/2039	2,900	3,185
5.700% due 06/15/2040	5,000	5,652
6.300% due 08/15/2037	4,000	4,821
6.750% due 04/01/2038	9,350	12,006

Constellation Energy Group, Inc.
7.600% due 04/01/2032	5,000	6,158

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	57,850	81,209

Dominion Resources, Inc.
5.950% due 06/15/2035	10,000	11,392

EDF S.A.
5.600% due 01/27/2040	300	334
6.950% due 01/26/2039	17,750	23,238

Entergy Arkansas, Inc.
5.660% due 02/01/2025	4,000	4,196

Entergy Corp.
5.125% due 09/15/2020	8,500	8,487

Exelon Generation Co. LLC
6.250% due 10/01/2039	6,090	6,549

FirstEnergy Solutions Corp.
6.800% due 08/15/2039	43,500	43,964

Florida Power Corp.
5.650% due 04/01/2040	6,800	7,748

France Telecom S.A.
8.500% due 03/01/2031	10,400	15,082

Idaho Power Co.
4.850% due 08/15/2040	9,000	8,979

Interstate Power & Light Co.
6.250% due 07/15/2039	5,000	5,978

See Accompanying Notes	Semiannual Report	September 30, 2010	81

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jersey Central Power & Light Co.
6.150% due 06/01/2037	$1,200	$1,379
7.350% due 02/01/2019	200	249

Koninklijke KPN NV
8.375% due 10/01/2030	15,590	21,540

MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	1,500	1,693
6.125% due 04/01/2036	10,725	12,308
6.500% due 09/15/2037	19,500	23,490

NGPL PipeCo LLC
7.768% due 12/15/2037	40,955	42,511

Ohio Edison Co.
8.250% due 10/15/2038	1,000	1,406

Ohio Power Co.
6.375% due 07/15/2033	1,500	1,586

Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040	15,100	15,434
7.250% due 01/15/2033	3,400	4,253
7.500% due 09/01/2038	1,000	1,307

Pacific Gas & Electric Co.
5.800% due 03/01/2037	8,000	8,913
6.050% due 03/01/2034	5,000	5,685
6.250% due 03/01/2039	8,900	10,479
6.350% due 02/15/2038	1,000	1,189

PSEG Power LLC
8.625% due 04/15/2031	5,800	7,868

Public Service Co. of Oklahoma
6.625% due 11/15/2037	5,450	6,425

Puget Sound Energy, Inc.
5.764% due 07/15/2040	8,800	9,596

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	2,000	2,166

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016	1,784	1,952
5.838% due 09/30/2027	16,700	18,700
6.332% due 09/30/2027	10,200	11,620
6.750% due 09/30/2019	3,000	3,577

Southern California Edison Co.
6.050% due 03/15/2039	4,630	5,593
6.650% due 04/01/2029	600	735

Southern Power Co.
6.375% due 11/15/2036	3,500	3,761

Southwestern Electric Power Co.
6.200% due 03/15/2040	3,000	3,228

Southwestern Public Service Co.
6.000% due 10/01/2036	2,000	2,119

Telecom Italia Capital S.A.
7.200% due 07/18/2036	7,845	8,459
7.721% due 06/04/2038	14,350	16,251

Telefonica Emisiones SAU
7.045% due 06/20/2036	19,100	22,939

Verizon Communications, Inc.
6.400% due 02/15/2038	14,500	16,824
6.900% due 04/15/2038	18,921	23,074
7.350% due 04/01/2039	11,874	15,295
8.950% due 03/01/2039	25,835	37,994

Verizon Global Funding Corp.
7.750% due 06/15/2032	1,165	1,510

Virginia Electric and Power Co.
8.875% due 11/15/2038	14,129	21,567

Vodafone Group PLC
6.150% due 02/27/2037	14,600	17,153
6.250% due 11/30/2032	2,400	2,811

		861,437

Total Corporate Bonds & Notes (Cost $4,380,653)		4,756,146

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.4%

INDUSTRIALS 0.4%

Transocean, Inc.
1.500% due 12/15/2037	$15,900	$15,619
1.625% due 12/15/2037	10,000	9,975

Total Convertible Bonds & Notes (Cost $24,255)		25,594

MUNICIPAL BONDS & NOTES 8.0%

ARIZONA 0.0%

University of Arizona Revenue Bonds, Series 2010
6.423% due 08/01/2035	3,000	3,086

CALIFORNIA 3.7%

California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049	8,800	9,831

California State Bay Area Toll Authority Revenue Bonds, Series 2010
7.043% due 04/01/2050	24,000	26,462

California State East Bay Municipal Utility District Revenue Bonds, Series 2010
5.874% due 06/01/2040	12,500	14,089

California State General Obligation Bonds, Series 2009
7.300% due 10/01/2039	10,000	10,594
7.500% due 04/01/2034	3,885	4,231
7.550% due 04/01/2039	1,295	1,410

California State General Obligation Bonds, Series 2010
7.950% due 03/01/2036	23,000	24,681

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	4,500	4,938

California State Northern Power Agency Revenue Bonds, Series 2010
7.311% due 06/01/2040	9,550	10,575

California State Public Works Board Revenue Bonds, Series 2010
7.004% due 03/01/2035	8,700	9,167
7.804% due 03/01/2035	9,010	9,600

California State University Revenue Bonds, Series 2010
6.484% due 11/01/2041	2,000	2,180

Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.750% due 08/01/2049	29,460	32,985

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039	5,000	5,431

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,500	1,519

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	7,500	7,981
6.758% due 07/01/2034	13,000	14,757

San Diego County, California Water Authority Revenue Bonds, Series 2010
6.138% due 05/01/2049	7,100	7,888

Southern California State Metropolitan Water District Revenue Bonds, Series 2009
6.538% due 07/01/2039	2,000	2,145

University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	6,600	7,220

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	$3,500	$3,666

University of California Revenue Bonds, Series 2010
5.946% due 05/15/2045	1,000	1,016

		212,366

DISTRICT OF COLUMBIA 0.1%

District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046	4,000	4,297

FLORIDA 0.1%

Florida State Turnpike Authority Revenue Bonds, Series 2009
6.800% due 07/01/2039	7,400	7,959

GEORGIA 0.1%

Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	3,780	4,009

ILLINOIS 0.2%

Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040	900	911

Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	6,900	6,913

Illinois State Municipal Electric Agency Revenue Bonds, Series 2009
6.832% due 02/01/2035	2,800	3,143

		10,967

INDIANA 0.1%

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
6.004% due 01/15/2040	5,000	5,480

IOWA 0.1%

Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	3,800	4,195

MASSACHUSETTS 0.1%

University of Massachusetts Building Authority Revenue Bonds, Series 2009
6.573% due 05/01/2039	7,000	7,342

MISSISSIPPI 0.1%

Mississippi State Development Bank Special Obligation Revenue Bonds, Series 2010
6.413% due 01/01/2040	3,200	3,547

NEW JERSEY 0.1%

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039	500	532

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	3,130	3,889

		4,421

NEW YORK 0.7%

New York City, New York General Obligation Bonds, Series 2010
6.246% due 06/01/2035	11,200	11,827

82	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
5.440% due 06/15/2043	$1,750	$1,830
6.011% due 06/15/2042	200	223
6.124% due 06/15/2042	12,300	12,665

New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	1,935	1,986

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2010
6.089% due 11/15/2040	5,800	6,128

New York State Urban Development Corp. Revenue Bonds, Series 2009
5.770% due 03/15/2039	4,570	4,848

		39,507

NORTH CAROLINA 0.0%

North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	3,000	3,258

OHIO 0.5%

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2009
6.053% due 02/15/2043	7,500	7,684
6.449% due 02/15/2044	1,000	1,075

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
5.939% due 02/15/2047	18,700	19,170

		27,929

PENNSYLVANIA 0.3%

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2010
6.532% due 06/15/2039	11,500	12,042

Pennsylvania State Turnpike Commission Revenue Bonds, Series 2009
6.105% due 12/01/2039	3,000	3,294

Philadelphia, Pennsylvania School District General Obligation Bonds, Series 2010
6.765% due 06/01/2040	2,300	2,417

		17,753

TENNESSEE 0.2%

Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027 (a)	12,000	12,122

TEXAS 1.6%

Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, Series 2009
6.629% due 02/15/2038	7,000	7,646

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
6.249% due 12/01/2034	$1,200	$1,286

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2010
5.022% due 12/01/2048 (a)	24,230	24,356

North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	7,000	7,649

San Antonio, Texas General Obligation Bonds, Series 2010
6.038% due 08/01/2040	1,500	1,581

San Antonio, Texas Revenue Bonds, Series 2010
5.718% due 02/01/2041	9,000	9,932

Texas State General Obligation Bonds, Series 2010
4.631% due 04/01/2033	14,800	14,954
4.681% due 04/01/2040	4,700	4,729

Texas State Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	20,500	22,053

		94,186

Total Municipal Bonds & Notes (Cost $434,478)		462,424

U.S. GOVERNMENT AGENCIES 0.0%

Freddie Mac
0.355% due 05/04/2011	8	8

Total U.S. Government Agencies (Cost $8)		8

U.S. TREASURY OBLIGATIONS 15.4%

U.S. Treasury Bonds
3.500% due 05/15/2020	129,100	140,165
3.500% due 02/15/2039	291	281
4.250% due 05/15/2039 (d)	111,026	122,077
4.375% due 11/15/2039 (d)(f)	121,950	136,794
4.375% due 05/15/2040 (d)(f)	59,080	66,345
4.500% due 05/15/2038 (d)(f)	109,000	125,350
4.500% due 08/15/2039 (d)(f)	64,000	73,270
4.625% due 02/15/2040 (d)(f)	24,550	28,681

U.S. Treasury Notes
3.375% due 11/15/2019	184800	199,151

Total U.S. Treasury Obligations (Cost $873,168)		892,114

SOVEREIGN ISSUES 2.4%

Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020	1,400	1,517

Brazil Government International Bond
5.625% due 01/07/2041	1,750	1,929
7.125% due 01/20/2037	10,800	14,256
8.250% due 01/20/2034	38,050	55,553
8.750% due 02/04/2025	1,000	1,472

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.250% due 01/10/2028	BRL	3,240	$2,148

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		1,201	697
10.000% due 01/01/2017		24,200	13,227

Export-Import Bank of Korea
8.125% due 01/21/2014		$2,000	2,351

Korea Development Bank
8.000% due 01/23/2014		2,000	2,342

Mexico Government International Bond
5.950% due 03/19/2019		5,000	5,893
6.050% due 01/11/2040		1,720	1,978
6.750% due 09/27/2034		7,500	9,356
7.500% due 04/08/2033		11,600	15,428
8.300% due 08/15/2031		700	1,003

Qatar Government International Bond
6.400% due 01/20/2040		9,000	10,755

Total Sovereign Issues (Cost $120,375)			139,905

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011		4,000	34

Total Convertible Preferred Securities (Cost $36)			34

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.7%

U.S. TREASURY BILLS 0.1%
0.139% due 10/07/2010 - 01/20/2011 (b)(d)		$6,700	6,699

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.6%
		3,678,664	36,853

Total Short-Term Instruments (Cost $43,551)			43,552

Total Investments 109.0% (Cost $5,879,960)			$6,323,334

Written Options (h) (0.3%) (Premiums $15,101)			(18,475)

Other Assets and Liabilities (Net) (8.7%)			(501,808)

Net Assets 100.0%			$5,803,051

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-Issued security.
(b)	Coupon represents a weighted average yield.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $14,557 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $127,201 at a weighted average interest rate of 0.204%. On September 30, 2010, there were no open reverse repurchase agreements.

See Accompanying Notes	Semiannual Report	September 30, 2010	83

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

(f)	Securities with an aggregate market value of $3,260 and cash of $18 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Australia Government 10-Year Bond December Futures	Long	12/2010	1,162	$711
U.S. Treasury 30-Year Bond December Futures	Long	12/2010	130	139

				$850

(g)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	MSC	1.000%	06/20/2015	2.952%	$	1,400	$(116)	$(155)	$39
American International Group, Inc.	DUB	5.000%	12/20/2011	1.118%		5,000	244	(138)	382
Australia Government Bond	UBS	1.000%	09/20/2015	0.430%		5,500	154	140	14
Bank of America Corp.	CITI	1.000%	12/20/2010	0.763%		11,000	9	17	(8)
BHP Billiton Finance USA Ltd.	CSFB	1.000%	09/20/2015	1.011%		1,600	0	(9)	9
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	1.011%		16,100	(3)	(80)	77
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	1.011%		4,700	(1)	(43)	42
BHP Billiton Finance USA Ltd.	MSC	1.000%	09/20/2015	1.011%		7,800	(1)	(25)	24
BHP Billiton Finance USA Ltd.	RBS	1.000%	09/20/2015	1.011%		1,500	0	(3)	3
BMW U.S. Capital LLC	BCLY	1.000%	09/20/2015	0.853%		3,900	29	0	29
BMW U.S. Capital LLC	CITI	1.000%	09/20/2015	0.853%		8,200	60	12	48
BP Capital Markets PLC	BCLY	1.000%	06/20/2015	1.604%		13,500	(357)	32	(389)
BP Capital Markets PLC	BOA	1.000%	06/20/2015	1.604%		3,000	(79)	21	(100)
BP Capital Markets PLC	GSC	1.000%	06/20/2015	1.604%		5,000	(132)	12	(144)
BP Capital Markets PLC	JPM	1.000%	09/20/2012	0.993%		2,700	1	(46)	47
BP Capital Markets PLC	JPM	1.000%	06/20/2015	1.604%		2,600	(69)	5	(74)
Brazil Government International Bond	BCLY	1.000%	09/20/2011	0.588%		5,600	25	17	8
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.128%		7,500	(43)	(64)	21
Brazil Government International Bond	BOA	1.000%	12/20/2015	1.154%		14,700	(108)	(124)	16
Brazil Government International Bond	CITI	1.000%	06/20/2015	1.099%		5,000	(21)	(97)	76
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.487%		11,300	16	41	(25)
Brazil Government International Bond	DUB	1.000%	06/20/2011	0.487%		8,100	33	26	7
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.154%		3,500	(26)	(33)	7
Brazil Government International Bond	GSC	1.000%	03/20/2011	0.487%		3,000	8	8	0
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%		3,400	(20)	(34)	14
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.033%		2,800	(3)	(25)	22
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%		8,500	(49)	(80)	31
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.154%		6,100	(45)	(45)	0
Brazil Government International Bond	RBS	1.000%	03/20/2011	0.487%		7,600	21	34	(13)
Brazil Government International Bond	UBS	1.000%	06/20/2011	0.487%		1,910	7	5	2
Brazil Government International Bond	UBS	1.000%	06/20/2015	1.099%		2,000	(9)	(24)	15
Canadian Natural Resources Ltd.	HSBC	1.000%	09/20/2015	1.046%		5,100	(10)	(17)	7
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	1.046%		5,100	(10)	(17)	7
China Government International Bond	DUB	1.000%	12/20/2015	0.692%		10,000	159	175	(16)
China Government International Bond	HSBC	1.000%	06/20/2015	0.637%		6,700	114	124	(10)
China Government International Bond	HSBC	1.000%	09/20/2015	0.666%		4,500	74	58	16
China Government International Bond	JPM	0.820%	12/20/2014	0.569%		12,000	128	0	128
China Government International Bond	JPM	1.000%	09/20/2015	0.666%		3,000	49	29	20
China Government International Bond	MSC	1.000%	06/20/2015	0.637%		17,000	289	298	(9)
China Government International Bond	RBS	0.750%	12/20/2014	0.569%		4,000	31	0	31
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.923%		3,800	3	0	3
Citigroup, Inc.	GSC	1.000%	12/20/2010	0.923%		7,850	4	(41)	45
Citigroup, Inc.	GSC	1.000%	06/20/2011	0.923%		5,000	4	3	1
Emirate of Abu Dhabi	BCLY	1.000%	09/20/2015	1.112%		5,000	(26)	(24)	(2)
Emirate of Abu Dhabi	CITI	1.000%	12/20/2015	1.139%		5,000	(33)	(32)	(1)
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.454%		1,700	5	1	4
Emirate of Abu Dhabi	HSBC	1.000%	09/20/2015	1.112%		2,000	(10)	(8)	(2)
Emirate of Abu Dhabi	MSC	1.000%	09/20/2015	1.112%		1,600	(8)	(8)	0
Emirate of Abu Dhabi	RBS	1.000%	06/20/2015	1.083%		10,000	(35)	(53)	18
Emirate of Abu Dhabi	RBS	1.000%	09/20/2015	1.112%		3,000	(15)	(14)	(1)
General Electric Capital Corp.	BCLY	1.000%	03/20/2011	1.112%		10,100	(2)	(31)	29
General Electric Capital Corp.	BOA	1.000%	03/20/2011	1.112%		2,700	(1)	(17)	16
General Electric Capital Corp.	CITI	1.000%	03/20/2011	1.112%		7,300	(1)	(32)	31
General Electric Capital Corp.	CITI	1.000%	09/20/2019	1.830%		1,000	(61)	(102)	41
General Electric Capital Corp.	GSC	1.000%	06/20/2011	1.112%		10,000	(5)	(12)	7
Goldman Sachs Group, Inc.	BOA	1.000%	06/20/2011	0.936%		10,600	8	6	2
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.656%	EUR	6,600	(13)	0	(13)
Japan Government International Bond	GSC	1.000%	06/20/2015	0.541%	$	12,500	269	227	42
Japan Government International Bond	GSC	1.000%	09/20/2015	0.577%		8,000	167	118	49
Merrill Lynch & Co., Inc.	BCLY	1.000%	03/20/2011	1.066%		3,900	0	1	(1)
Merrill Lynch & Co., Inc.	BNP	1.000%	03/20/2011	1.066%		15,700	0	(33)	33

84	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	CITI	1.000%	06/20/2011	1.066%	$	12,100	$(2)	$7	$(9)
Merrill Lynch & Co., Inc.	CSFB	1.000%	03/20/2011	1.066%		5,500	0	(6)	6
Merrill Lynch & Co., Inc.	UBS	1.000%	03/20/2011	1.066%		10,800	0	(11)	11
MetLife, Inc.	DUB	1.000%	12/20/2014	2.030%		15,000	(607)	(840)	233
MetLife, Inc.	DUB	5.000%	09/20/2019	2.312%		1,100	216	134	82
MetLife, Inc.	GSC	1.000%	03/20/2015	2.086%		2,100	(94)	(118)	24
MetLife, Inc.	MSC	1.000%	12/20/2010	1.068%		5,000	1	(40)	41
Mexico Government International Bond	BCLY	1.000%	12/20/2010	0.658%		1,600	2	4	(2)
Mexico Government International Bond	BCLY	1.000%	03/20/2011	0.658%		2,450	5	5	0
Mexico Government International Bond	BCLY	1.000%	09/20/2011	0.700%		15,000	48	22	26
Mexico Government International Bond	BCLY	1.000%	09/20/2015	1.180%		3,800	(31)	(48)	17
Mexico Government International Bond	BCLY	1.000%	12/20/2015	1.205%		4,200	(41)	(66)	25
Mexico Government International Bond	DUB	1.000%	06/20/2011	0.658%		2,900	8	11	(3)
Mexico Government International Bond	DUB	1.000%	12/20/2014	1.087%		2,500	(8)	(49)	41
Mexico Government International Bond	DUB	1.000%	09/20/2015	1.180%		6,000	(49)	(60)	11
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.658%		6,300	7	16	(9)
Mexico Government International Bond	JPM	1.000%	06/20/2015	1.152%		800	(5)	0	(5)
Mexico Government International Bond	MSC	1.000%	09/20/2015	1.180%		20,400	(169)	(157)	(12)
Mexico Government International Bond	RBS	1.000%	03/20/2011	0.658%		2,000	4	4	0
Mexico Government International Bond	UBS	1.000%	12/20/2010	0.658%		3,000	3	(4)	7
Morgan Stanley	CITI	1.000%	06/20/2011	1.031%		800	0	0	0
Morgan Stanley	UBS	1.000%	12/20/2010	1.031%		6,000	1	15	(14)
Pacific Gas & Electric Co.	BCLY	3.650%	03/20/2014	1.132%		800	69	0	69
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	1.240%		11,000	(48)	(136)	88
Petrobras International Finance Co.	MSC	1.000%	09/20/2012	1.240%		1,200	(6)	(8)	2
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	1.264%		5,000	(28)	(28)	0
Petrobras International Finance Co.	MSC	1.000%	09/20/2015	1.571%		1,900	(51)	(61)	10
Prudential Financial, Inc.	MSC	1.000%	12/20/2010	0.969%		4,000	2	(29)	31
Rio Tinto Finance USA Ltd.	BCLY	1.000%	09/20/2015	0.940%		1,900	6	(4)	10
Russia Government International Bond	BCLY	1.000%	06/20/2011	0.606%		15,500	49	12	37
Russia Government International Bond	CITI	1.000%	06/20/2015	1.561%		9,500	(237)	(136)	(101)
Russia Government International Bond	MSC	1.000%	12/20/2014	1.499%		1,500	(30)	(56)	26
Russia Government International Bond	UBS	1.000%	06/20/2015	1.561%		10,000	(249)	(152)	(97)
Shell International Finance BV	BCLY	1.000%	09/20/2015	0.666%		32,700	536	377	159
Shell International Finance BV	DUB	1.000%	09/20/2015	0.666%		13,700	224	157	67
SLM Corp.	BOA	5.000%	12/20/2010	2.664%		1,300	9	(133)	142
SLM Corp.	BOA	5.000%	06/20/2011	2.664%		3,000	55	(142)	197
SLM Corp.	BOA	5.000%	12/20/2012	3.978%		2,000	46	(110)	156
SLM Corp.	CITI	5.000%	09/20/2011	2.949%		1,000	21	(45)	66
SLM Corp.	JPM	5.000%	09/20/2011	2.949%		6,300	134	(47)	181
SLM Corp.	MSC	5.000%	09/20/2011	2.949%		5,000	106	(400)	506
South Korea Government Bond	BCLY	1.000%	09/20/2015	0.982%		3,000	3	(19)	22
South Korea Government Bond	CSFB	0.930%	12/20/2014	0.902%		1,000	1	0	1
South Korea Government Bond	DUB	1.000%	03/20/2011	0.478%		1,000	3	4	(1)
South Korea Government Bond	DUB	0.920%	12/20/2014	0.902%		2,200	2	0	2
South Korea Government Bond	DUB	1.000%	06/20/2015	0.958%		7,500	16	79	(63)
South Korea Government Bond	GSC	1.000%	03/20/2011	0.478%		4,000	12	19	(7)
South Korea Government Bond	JPM	0.710%	12/20/2010	0.478%		7,500	6	0	6
South Korea Government Bond	JPM	0.770%	12/20/2010	0.478%		4,000	4	0	4
South Korea Government Bond	JPM	0.930%	12/20/2014	0.902%		800	1	0	1
South Korea Government Bond	JPM	1.000%	09/20/2015	0.982%		1,600	1	(7)	8
South Korea Government Bond	JPM	1.000%	12/20/2015	1.004%		13,900	2	(10)	12
South Korea Government Bond	UBS	1.000%	09/20/2011	0.537%		3,000	15	11	4
South Korea Government Bond	UBS	1.000%	09/20/2015	0.982%		9,400	11	(31)	42
Total Capital S.A.	CITI	1.000%	09/20/2015	0.654%		10,000	170	144	26
Total Capital S.A.	GSC	1.000%	09/20/2015	0.654%		1,500	25	22	3
Total Capital S.A.	JPM	1.000%	09/20/2015	0.654%		7,300	123	101	22
Total Capital S.A.	MSC	1.000%	09/20/2015	0.654%		7,500	127	111	16
Toyota Motor Corp.	BCLY	1.000%	03/20/2015	0.467%		2,000	48	10	38
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.467%		5,500	130	13	117
Transocean, Inc.	CSFB	5.000%	03/20/2012	1.065%		1,500	89	5	84
Transocean, Inc.	CSFB	5.000%	09/20/2012	1.191%		1,400	106	(18)	124
Transocean, Inc.	DUB	5.000%	03/20/2012	1.065%		3,600	213	14	199
United Kingdom Gilt	BNP	1.000%	09/20/2015	0.629%		800	14	12	2
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%		3,000	54	33	21
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%		15,000	273	222	51
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.567%		2,600	47	19	28
Vodafone Group PLC	DUB	1.000%	09/20/2015	0.823%		16,000	140	(115)	255
Vodafone Group PLC	MSC	1.000%	09/20/2015	0.823%		25,000	219	(156)	375
Volkswagen International Finance NV	BCLY	1.000%	09/20/2015	0.955%		15,900	39	(208)	247
Volkswagen International Finance NV	CITI	1.000%	09/20/2015	0.955%		5,300	13	(15)	28
Volkswagen International Finance NV	DUB	1.000%	09/20/2015	0.955%		17,900	44	(243)	287
Wells Fargo & Co.	BNP	1.000%	12/20/2010	0.415%		9,400	15	27	(12)

							$2,462	$(2,154)	$4,616

See Accompanying Notes	Semiannual Report	September 30, 2010	85

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC	BRL	18,000	$121	$0	$121
Pay	1-Year BRL-CDI	11.140%	01/02/2012	BCLY		9,000	94	48	46
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		33,200	348	50	298
Pay	1-Year BRL-CDI	11.250%	01/02/2012	JPM		289,000	(346)	(84)	(262)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		125,000	1,157	375	782
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		68,500	634	279	355
Pay	1-Year BRL-CDI	11.360%	01/02/2012	JPM		12,000	106	45	61
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		35,000	324	(8)	332
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		158,600	1,495	295	1,200
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		9,400	152	0	152
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		49,000	369	0	369
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		13,500	134	51	83
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		43,200	725	450	275

							$5,313	$1,501	$3,812

(h)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.500	12/13/2010	164	$51	$72
Put - CME 90-Day Eurodollar December Futures	99.500	12/13/2010	164	40	13

				$91	$85

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	29,200	$108	$1,710
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		29,200	236	0
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		51,600	462	277
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		13,900	76	814
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		13,900	80	0
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		57,900	508	310
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		7,300	33	428
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		7,300	35	0
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		23,000	76	101
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		23,000	108	30
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		13,000	117	70
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		48,600	505	323
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		133,700	1,494	716
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		100,400	305	5,881
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		100,400	879	0
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		32,300	107	142
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		32,300	149	43
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		64,900	590	348
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.500%	12/13/2010		176,900	511	777
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.100%	12/13/2010		176,900	767	233
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010		15,800	102	0
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012		55,900	548	371
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		426,300	3,462	2,850

								$11,258	$15,424

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	11/17/2010	EUR	6,100	$26	$11
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	11/17/2010		6,100	22	7
Call - OTC CDX.IG-14 5-Year Index	BNP	Buy	0.900%	12/15/2010	$	35,800	109	57

86	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

Credit Default Swaptions on Credit Indices (Cont.)
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	63,700	$191	$164
Put - OTC CDX.IG-14 5-Year Index	BNP	Sell	1.500%	12/15/2010	$	35,800	109	48
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.500%	12/15/2010	EUR	49,100	271	137
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010		14,600	83	32
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010	$	12,000	20	20
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		12,000	32	15
Call - OTC CDX.IG-14 5-Year Index	CSFB	Buy	0.900%	12/15/2010		20,700	61	47
Put - OTC CDX.IG-14 5-Year Index	CSFB	Sell	1.500%	12/15/2010		20,700	66	25
Put - OTC CDX.IG-15 5-Year Index	DUB	Sell	1.200%	12/15/2010		147,000	960	689
Call - OTC CDX.IG-14 5-Year Index	MSC	Buy	0.900%	12/15/2010		5,800	18	11
Call - OTC iTraxx Europe 13 Index	MSC	Buy	0.900%	12/15/2010	EUR	15,500	76	39
Put - OTC CDX.IG-14 5-Year Index	MSC	Sell	1.500%	12/15/2010	$	5,800	18	7
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.200%	12/15/2010		80,200	449	350
Put - OTC iTraxx Europe 13 Index	MSC	Sell	1.600%	12/15/2010	EUR	15,500	59	35
Call - OTC CDX.IG-15 5-Year Index	UBS	Buy	1.000%	12/15/2010	$	75,300	211	211
Put - OTC CDX.IG-15 5-Year Index	UBS	Sell	1.200%	12/15/2010		106,400	540	540

							$3,321	$2,445

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$21,500	$178	$268
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	19,600	253	253

						$431	$521

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	692	$1,095,200		EUR 0	$7,208
Sales	328	2,291,800		570,600	16,526
Closing Buys	0	0		0	0
Expirations	(692)	(1,070,900)		(400,000)	(8,087)
Exercised	0	(83,800)		0	(546)

Balance at 09/30/2010	328	$2,232,300	EUR	170,600	$15,101

(i)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SLM Corp.	4.280%	01/26/2015	08/03/2010	$1,566	$1,718	0.03%

(j)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,921	10/2010	RBS	$305	$0	$305
Buy	BRL	11,523	10/2010	HSBC	304	0	304
Sell		11,523	10/2010	JPM	0	(396)	(396)
Sell		11,523	12/2010	HSBC	0	(308)	(308)
Buy	CAD	78	11/2010	DUB	0	(1)	(1)
Buy		222	11/2010	RBC	3	0	3
Buy		37	11/2010	RBS	0	0	0
Sell	EUR	17,505	10/2010	UBS	0	(1,265)	(1,265)
Buy		92	11/2010	BCLY	4	0	4
Buy		334	11/2010	CITI	31	0	31
Buy		2,322	11/2010	DUB	191	0	191
Sell	GBP	2,773	12/2010	CITI	0	(48)	(48)
Sell		645	12/2010	GSC	0	(9)	(9)
Sell		1,456	12/2010	UBS	0	(22)	(22)
Sell	HKD	12,094	10/2010	BCLY	0	0	0
Buy	MXN	29,795	02/2011	BCLY	62	0	62

					$900	$(2,049)	$(1,149)

See Accompanying Notes	Semiannual Report	September 30, 2010	87

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

(k)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$3,557	$0	$3,557
Corporate Bonds & Notes
Banking & Finance	0	1,496,463	0	1,496,463
Industrials	34,259	2,363,987	0	2,398,246
Utilities	0	861,437	0	861,437
Convertible Bonds & Notes
Industrials	0	25,594	0	25,594
Municipal Bonds & Notes
Arizona	0	3,086	0	3,086
California	0	212,366	0	212,366
District of Columbia	0	4,297	0	4,297
Florida	0	7,959	0	7,959
Georgia	0	4,009	0	4,009
Illinois	0	10,967	0	10,967
Indiana	0	5,480	0	5,480
Iowa	0	4,195	0	4,195
Massachusetts	0	7,342	0	7,342
Mississippi	0	3,547	0	3,547
New Jersey	0	4,421	0	4,421
New York	0	39,507	0	39,507
North Carolina	0	3,258	0	3,258
Ohio	0	27,929	0	27,929
Pennsylvania	0	17,753	0	17,753
Tennessee	0	12,122	0	12,122
Texas	0	94,186	0	94,186

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
U.S. Government Agencies	$0	$8	$0	$8
U.S. Treasury Obligations	0	892,114	0	892,114
Sovereign Issues	0	139,905	0	139,905
Convertible Preferred Securities
Banking & Finance	34	0	0	34
Short-Term Instruments
U.S. Treasury Bills	0	6,699	0	6,699
PIMCO Short-Term Floating NAV Portfolio	36,853	0	0	36,853
Investments, at value	$71,146	$6,252,188	$0	$6,323,334

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	5,760	0	5,760
Foreign Exchange Contracts	0	900	0	900
Interest Rate Contracts	850	4,073	0	4,923
	$850	$10,733	$0	$11,583

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(1,682)	(1,906)	(3,588)
Foreign Exchange Contracts	0	(2,049)	0	(2,049)
Interest Rate Contracts	0	(15,771)	(521)	(16,292)
	$0	$(19,502)	$(2,427)	$(21,929)

Totals	$71,996	$6,243,419	$(2,427)	$6,312,988

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$0	$(2,782)	$0	$0	$876	$0	$0	$(1,906)	$876
Interest Rate Contracts	(177)	0	(252)	0	0	(92)	0	0	(521)	(92)

	$(177)	$0	$(3,034)	$0	$0	$784	$0	$0	$(2,427)	$784

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

88	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

(l)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$922	$0	$0	$0	$0	$922
Unrealized appreciation on foreign currency contracts	0	900	0	0	0	900
Unrealized appreciation on swap agreements	4,073	0	5,760	0	0	9,833

	$4,995	$900	$5,760	$0	$0	$11,655

Liabilities:
Written options outstanding	$16,030	$0	$2,445	$0	$0	$18,475
Unrealized depreciation on foreign currency contracts	0	2,049	0	0	0	2,049
Unrealized depreciation on swap agreements	262	0	1,143	0	0	1,405

	$16,292	$2,049	$3,588	$0	$0	$21,929

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$19,249	$0	$2,350	$0	$0	$21,599
Net realized gain on foreign currency transactions	0	846	0	0	0	846

	$19,249	$846	$2,350	$0	$0	$22,445

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(6,825)	$0	$2,232	$0	$0	$(4,593)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(1,324)	0	0	0	(1,324)

	$(6,825)	$(1,324)	$2,232	$0	$0	$(5,917)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $850 as reported in the Notes to Schedule of Investments.

See Accompanying Notes	Semiannual Report	September 30, 2010	89

Schedule of Investments PIMCO Mortgage Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%

CVS Pass-Through Trust
6.036% due 12/10/2028	$1,816	$1,927

Total Corporate Bonds & Notes (Cost $1,815)		1,927

MUNICIPAL BONDS & NOTES 0.0%

TEXAS 0.0%

Ennis, Texas Economic Development Corp. Revenue Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	720

Total Municipal Bonds & Notes (Cost $1,251)		720

U.S. GOVERNMENT AGENCIES 132.8%

Fannie Mae
0.000% due 08/25/2022 (c)	11	10
0.316% due 12/25/2036 - 07/25/2037	5,211	5,193
0.396% due 04/25/2035	2,242	2,221
0.406% due 10/25/2035	7,262	7,092
0.456% due 03/25/2035 - 10/27/2037	48,936	48,861
0.476% due 07/25/2032 - 09/26/2033	454	443
0.516% due 06/25/2032	6	5
0.536% due 10/25/2033	1	1
0.556% due 12/25/2028	43	43
0.616% due 02/25/2033	70	65
0.656% due 02/25/2028 - 06/25/2032	1,729	1,721
0.657% due 04/18/2028	99	100
0.707% due 10/18/2030	85	86
0.756% due 06/25/2030 - 07/25/2034	3,802	3,764
0.781% due 09/18/2027	232	234
0.831% due 06/25/2018	4	4
0.856% due 05/25/2036	3,148	3,146
0.906% due 09/25/2023	96	98
0.931% due 06/25/2022	1	1
1.156% due 04/25/2032	82	83
1.181% due 04/25/2021	1	1
1.381% due 05/25/2023	61	63
1.581% due 11/25/2021	33	34
1.586% due 08/01/2042 - 10/01/2044	6,622	6,639
1.786% due 10/01/2030 - 12/01/2040	812	824
1.939% due 03/01/2035	696	703
2.180% due 04/01/2022	63	65
2.228% due 05/01/2035	349	363
2.250% due 04/01/2033	119	123
2.340% due 11/01/2035	1,514	1,550
2.389% due 01/01/2030	39	40
2.405% due 02/01/2035	1,164	1,207
2.455% due 09/01/2023	67	68
2.473% due 02/01/2026	12	12
2.480% due 04/01/2030	8	8
2.509% due 11/01/2025	73	77
2.515% due 05/01/2029	17	18
2.526% due 08/01/2029	71	75
2.527% due 07/01/2032	74	78
2.545% due 06/01/2019	6	6
2.550% due 04/01/2030	18	19
2.551% due 03/01/2024	33	34
2.557% due 06/01/2035	106	111
2.562% due 02/01/2027	87	92
2.580% due 04/01/2030	54	54
2.589% due 03/01/2035	447	469
2.600% due 12/01/2031	17	18
2.625% due 06/01/2026	9	9
2.630% due 02/01/2029	2	2
2.638% due 09/01/2035	2,696	2,799

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.645% due 06/01/2035	$8,384	$8,771
2.650% due 03/01/2030	339	340
2.652% due 09/01/2030	23	25
2.655% due 05/01/2027	135	142
2.659% due 11/01/2025	151	159
2.671% due 02/01/2032	1,169	1,221
2.676% due 06/01/2032	321	335
2.687% due 02/01/2035	241	252
2.690% due 07/01/2034	444	465
2.709% due 05/25/2035	705	749
2.715% due 05/01/2026	26	27
2.716% due 10/01/2028	77	80
2.718% due 03/01/2025	22	23
2.738% due 09/01/2031	43	44
2.739% due 08/01/2035	464	487
2.776% due 01/01/2035	524	550
2.790% due 11/01/2035	57	60
2.804% due 04/01/2035	171	180
2.819% due 07/01/2035	593	622
2.823% due 07/01/2035	320	336
2.825% due 11/01/2026	109	115
2.843% due 05/01/2036	305	314
2.860% due 12/01/2029	4	5
2.875% due 12/01/2023	71	74
2.907% due 12/01/2027	30	32
2.961% due 09/01/2017	248	250
2.989% due 07/01/2024	4	4
2.998% due 11/01/2017	15	15
3.019% due 09/01/2028	3	4
3.025% due 05/01/2030	24	26
3.040% due 03/01/2017 - 02/01/2018	26	26
3.041% due 10/01/2023	23	23
3.047% due 10/01/2016 - 10/01/2031	177	179
3.060% due 06/01/2023	29	29
3.080% due 11/01/2031	40	42
3.092% due 10/01/2035	365	375
3.095% due 02/01/2024	116	121
3.096% due 02/01/2021	67	68
3.100% due 07/01/2027	34	34
3.104% due 04/01/2019	54	55
3.125% due 06/01/2017 - 07/01/2017	45	46
3.172% due 05/01/2019	162	165
3.185% due 03/01/2018	7	7
3.223% due 11/01/2017	4	4
3.230% due 02/01/2015	34	35
3.235% due 08/01/2024	3	3
3.250% due 08/01/2023	15	15
3.317% due 12/01/2017	140	144
3.352% due 02/01/2017	184	190
3.359% due 12/01/2035	170	178
3.500% due 08/01/2017 - 07/01/2026	379,580	395,382
3.520% due 04/01/2032	6	7
3.570% due 08/01/2026	29	30
3.613% due 09/01/2027	4	4
3.645% due 07/01/2030	27	27
3.653% due 05/01/2036	3,120	3,134
3.659% due 08/01/2029	60	60
3.686% due 05/01/2030	82	86
3.717% due 09/01/2035	1,101	1,150
3.875% due 06/01/2017	5	5
3.909% due 05/01/2036	30	30
3.929% due 06/01/2029	16	17
4.000% due 06/01/2013 - 11/01/2040	488,033	504,930
4.055% due 05/01/2036	22	23
4.056% due 06/01/2030	106	111
4.101% due 01/01/2026	20	20
4.113% due 05/01/2036	64	65
4.145% due 06/01/2029	27	28
4.341% due 11/01/2028	679	697
4.381% due 08/01/2028	230	237
4.395% due 09/01/2030	25	25
4.411% due 11/01/2028	382	392

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.451% due 02/01/2028	$271	$278
4.500% due 04/01/2018 - 11/01/2040	1,407,287	1,468,377
4.546% due 01/01/2028	15	15
4.710% due 02/01/2031	522	537
4.751% due 03/01/2035	275	286
4.800% due 09/01/2035	225	238
4.812% due 02/01/2034	392	413
4.866% due 11/01/2035	3,072	3,254
4.868% due 09/01/2034	142	147
4.875% due 05/01/2019	11	12
4.960% due 01/01/2029	21	22
4.982% due 07/01/2024	10	10
4.995% due 01/01/2024	7	7
5.000% due 10/01/2012 - 11/01/2040	1,130,773	1,192,249
5.014% due 09/01/2034	713	751
5.015% due 05/01/2035	1,270	1,354
5.052% due 12/01/2030	559	576
5.160% due 10/01/2035	356	379
5.343% due 02/01/2031	243	245
5.348% due 11/01/2035	570	609
5.365% due 02/01/2030	442	474
5.499% due 02/01/2031	174	180
5.500% due 04/01/2024 - 11/01/2040	571,568	610,248
5.510% due 02/01/2026	45	47
5.514% due 09/01/2020	20	21
5.589% due 02/01/2036	569	610
5.700% due 08/01/2018	300	344
5.730% due 10/01/2016	34	35
5.797% due 02/01/2025	135	141
5.800% due 11/01/2011	1,751	1,806
5.817% due 11/01/2024	2	3
5.950% due 02/25/2044	27	29
6.000% due 08/01/2016 -10/01/2040	548,605	594,804
6.250% due 12/25/2013	509	539
6.290% due 02/25/2029	1,500	1,757
6.300% due 06/25/2031 - 10/17/2038	5,503	6,412
6.305% due 04/01/2020	96	101
6.350% due 06/25/2020	1,054	1,109
6.390% due 05/25/2036	559	630
6.410% due 08/01/2016	898	980
6.450% due 09/01/2016	3,296	3,569
6.500% due 10/01/2011 - 10/01/2040	190,005	208,533
6.589% due 10/25/2031	35	38
6.703% due 08/01/2028	1,319	1,521
6.850% due 12/18/2027	1,235	1,398
6.875% due 02/01/2018	83	83
6.987% due 01/01/2030	287	309
7.000% due 01/01/2013 - 06/01/2037	2,641	2,983
7.491% due 08/01/2014	5	5
7.500% due 12/01/2012 - 07/25/2041	2,702	3,134
7.730% due 01/01/2025	909	1,053
7.800% due 10/25/2022 - 06/25/2026	173	192
8.000% due 06/01/2015 - 08/01/2030	41	45
8.200% due 04/25/2025	56	64
8.500% due 11/01/2017	96	105
8.564% due 06/25/2032	183	192
8.750% due 11/25/2019 - 06/25/2021	156	185
9.000% due 04/01/2016 - 11/01/2025	100	116
9.000% due 05/25/2022 - 06/25/2022 (b)	42	10
9.500% due 11/25/2020 - 04/01/2025	349	410
510.000% due 09/25/2019 (b)	0	2
839.670% due 08/25/2020 (b)	0	1

90	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Farmer Mac
6.772% due 01/25/2013	$1,616	$1,632
8.340% due 04/25/2030	810	818

Federal Housing Administration
6.875% due 12/01/2016	212	212
6.896% due 07/01/2020	253	252
7.430% due 07/01/2018 - 07/01/2024	3,232	3,236
7.430% due 12/01/2018 (a)	864	863

Freddie Mac
0.326% due 02/01/2011 (f)	1,456	1,456
0.355% due 05/04/2011 (f)	219	219
0.362% due 03/09/2011	143	143
0.407% due 07/15/2019 - 10/15/2020	3,244	3,234
0.457% due 03/15/2031 - 09/15/2035	1,169	1,167
0.496% due 07/25/2031	52	45
0.506% due 01/14/2011 - 05/25/2031	420	413
0.536% due 09/25/2031	332	315
0.557% due 05/15/2036	207	207
0.593% due 04/01/2011 (f)	93	93
0.607% due 12/15/2029 - 12/15/2030	2,438	2,440
0.657% due 03/15/2017 - 06/15/2018	2,799	2,797
0.707% due 11/15/2030 - 12/15/2031	124	125
0.757% due 02/15/2028 - 03/15/2032	147	147
0.762% due 03/15/2024 - 09/15/2026	508	508
0.807% due 03/15/2032	5	5
0.812% due 05/15/2023	1	1
0.957% due 06/15/2036	15,258	15,252
1.207% due 04/15/2031	5,050	5,074
1.457% due 07/15/2027	1,648	1,648
1.773% due 10/01/2023	792	808
1.786% due 07/25/2044	20,891	20,953
1.875% due 01/01/2017 - 10/01/2024	25	26
2.375% due 04/01/2018	17	17
2.429% due 03/01/2033	268	278
2.502% due 06/01/2022	41	43
2.512% due 01/01/2028	131	136
2.540% due 08/01/2029	42	44
2.575% due 09/01/2027	45	45
2.586% due 11/01/2027	188	198
2.590% due 06/01/2022	4	4
2.598% due 12/01/2032	124	129
2.606% due 08/01/2031	15	15
2.624% due 02/01/2031 - 03/01/2032	97	101
2.625% due 08/01/2031	1	1
2.633% due 08/01/2027	15	15
2.635% due 04/01/2031	6	7
2.638% due 10/01/2027	25	25
2.654% due 02/01/2029	282	295
2.674% due 10/01/2036	763	802
2.682% due 07/01/2024	86	87
2.684% due 06/01/2024	29	30
2.696% due 09/01/2028	38	40
2.700% due 05/01/2019	12	12
2.710% due 07/01/2028	349	365
2.712% due 04/01/2029	53	56
2.722% due 11/01/2029	1,503	1,573
2.723% due 07/01/2029	34	35
2.743% due 02/01/2029	160	167
2.760% due 06/01/2028	81	85
2.780% due 07/01/2027	57	60
2.781% due 08/01/2030	10	11
2.784% due 12/01/2029 - 03/01/2033	348	365
2.795% due 11/01/2027	130	131

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.797% due 09/01/2024 - 09/01/2026	$299	$314
2.803% due 10/01/2018	3	3
2.804% due 05/01/2032	60	60
2.806% due 11/01/2027	6	6
2.813% due 07/01/2030	20	21
2.825% due 03/01/2027 - 09/01/2027	28	29
2.828% due 05/01/2032	499	523
2.844% due 07/01/2030	265	273
2.850% due 05/01/2032	10	11
2.915% due 10/01/2024	132	137
2.937% due 02/01/2027	421	442
2.947% due 12/01/2026	18	18
2.955% due 10/01/2027	45	47
2.960% due 04/01/2025	33	34
2.962% due 02/01/2027	41	41
2.978% due 05/01/2032	385	387
2.986% due 10/01/2024	101	105
2.998% due 11/01/2031	3	3
3.019% due 10/01/2035	691	727
3.075% due 05/01/2017 - 09/01/2018	162	166
3.103% due 10/01/2023	61	64
3.178% due 11/01/2034	568	597
3.359% due 08/01/2018	54	56
3.389% due 12/01/2035	2,989	3,143
3.500% due 12/01/2018 - 07/15/2032	126	130
3.572% due 07/01/2019	81	81
3.575% due 06/01/2030	5	5
3.667% due 08/15/2032	1,096	1,122
3.750% due 04/01/2019	19	19
4.000% due 04/01/2039 - 10/01/2040	128,208	131,573
4.500% due 08/15/2016 - 10/01/2040	560,798	583,778
4.994% due 08/01/2035	1,093	1,157
5.000% due 11/15/2017 - 10/01/2040	225,348	236,921
5.125% due 09/01/2018	9	9
5.147% due 03/01/2029	109	114
5.215% due 03/01/2035	312	332
5.500% due 03/15/2017 - 10/01/2040	399,121	424,862
6.000% due 03/01/2017 - 10/01/2040	174,131	186,939
6.250% due 12/15/2028	1,115	1,220
6.500% due 08/01/2016 - 10/25/2043	26,339	28,979
7.000% due 11/15/2020 - 12/01/2032	1,131	1,214
7.000% due 10/25/2023 (b)	46	10
7.400% due 02/01/2021	246	246
7.500% due 08/15/2029 (b)	20	4
7.500% due 01/15/2030	326	331
8.000% due 11/01/2013 - 09/01/2030	57	62
8.500% due 11/15/2018 - 08/01/2027	247	280
9.000% due 12/15/2020 - 02/15/2021	243	249
9.050% due 06/15/2019	47	57
9.500% due 12/15/2020 - 06/01/2021	261	261
9.500% due 11/01/2021 (b)	21	5

Ginnie Mae
0.357% due 04/20/2036	28,862	28,741
0.457% due 05/16/2030 - 02/16/2032	610	610
0.557% due 12/16/2026 - 01/16/2031	961	962
0.607% due 06/20/2032	290	291
0.657% due 06/16/2031 - 03/16/2032	848	851
0.707% due 10/16/2030	33	33

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.757% due 02/16/2030 - 04/16/2032	$650	$654
0.807% due 12/16/2025	431	433
0.857% due 02/16/2030	78	79
0.907% due 02/16/2030	67	67
1.207% due 03/20/2031	3,034	3,051
1.257% due 02/20/2031	1,858	1,873
1.360% due 01/20/2059	1,139	1,137
1.384% due 10/20/2058	995	1,009
1.392% due 08/20/2058	190	194
2.750% due 02/20/2032	392	403
2.875% due 11/20/2031	1,389	1,431
3.000% due 10/20/2028 - 12/20/2032	2,713	2,796
3.125% due 10/20/2018 - 01/20/2030	5,393	5,566
3.250% due 01/20/2028 - 03/20/2030	656	678
3.375% due 04/20/2017 - 04/20/2033	23,081	23,823
3.500% due 03/20/2016 - 12/20/2018	30	32
3.625% due 08/20/2017 - 07/20/2035	30,086	31,119
3.875% due 04/20/2019	21	22
4.000% due 11/20/2018 - 11/01/2040	230,654	237,807
4.500% due 08/16/2028 - 10/01/2040	769,637	811,494
5.000% due 10/01/2040	88,000	93,720
5.500% due 11/01/2040	133,000	142,767
6.000% due 04/15/2011 - 11/01/2040	119,497	129,722
6.250% due 03/16/2029	2,430	2,599
6.500% due 10/15/2023 - 11/01/2040	74,368	81,908
7.000% due 09/15/2012 - 02/16/2029	933	990
7.028% due 03/16/2041	6,089	7,174
7.270% due 12/15/2040	1,698	1,806
7.500% due 02/15/2017 - 11/15/2031	1,538	1,755
7.750% due 10/15/2025	19	22
8.000% due 08/15/2011 - 09/20/2031	4,457	4,846
8.500% due 06/15/2027 - 03/20/2031	1,039	1,244
9.000% due 04/15/2020 - 08/20/2030	80	89
9.500% due 12/15/2021	44	52

Small Business Administration
5.370% due 04/01/2028	11,191	12,563
5.490% due 05/01/2028	14,100	15,791
5.870% due 05/01/2026 - 07/01/2028	10,464	11,856
6.344% due 08/01/2011	34	35
6.640% due 02/01/2011	104	106
7.190% due 12/01/2019	166	184
7.220% due 11/01/2020	614	677

Vendee Mortgage Trust
6.500% due 03/15/2029	1,800	2,039
6.816% due 01/15/2030	577	654

Total U.S. Government Agencies (Cost $8,390,650)		8,470,798

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
1.125% due 06/30/2011 (f)	873	879
2.375% due 08/31/2014 (f)	2,300	2,427

Total U.S. Treasury Obligations (Cost $3,285)		3,306

See Accompanying Notes	Semiannual Report	September 30, 2010	91

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 13.7%

Adjustable Rate Mortgage Trust
2.891% due 09/25/2035	$2,614	$1,965

American Home Mortgage Assets
0.446% due 10/25/2046	3,053	1,679
0.546% due 08/25/2037	12,942	1,227
1.070% due 02/25/2047	10,376	5,263

American Home Mortgage Investment Trust
0.496% due 05/25/2047	3,536	523
2.678% due 02/25/2045	2,593	2,404

Banc of America Commercial Mortgage, Inc.
5.889% due 07/10/2044	950	1,013

Banc of America Funding Corp.
0.547% due 05/20/2035	1,916	1,087
5.753% due 10/25/2036	4,261	2,977
5.837% due 01/25/2037	3,537	2,176

Banc of America Mortgage Securities, Inc.
0.706% due 01/25/2034	76	75
2.766% due 07/25/2034	19	17
2.907% due 06/20/2031	383	320
2.924% due 07/25/2033	282	275
3.530% due 07/20/2032	51	32
5.391% due 02/25/2036	1,619	1,272
6.500% due 10/25/2031	99	100

BCAP LLC Trust
5.500% due 11/26/2035	19,000	19,244

Bear Stearns Adjustable Rate Mortgage Trust
3.399% due 02/25/2033	18	17
3.580% due 01/25/2034	11	9
3.590% due 11/25/2030	10	10
4.765% due 04/25/2034	19	17

Bear Stearns Alt-A Trust
2.848% due 05/25/2035	1,080	848
4.805% due 08/25/2036	7,563	1,955
5.316% due 11/25/2036	1,543	955
5.386% due 11/25/2036	1,338	832
5.533% due 11/25/2036	785	555

Bear Stearns Commercial Mortgage Securities
5.907% due 06/11/2040	400	437
7.000% due 05/20/2030	1,791	2,040

Bear Stearns Mortgage Securities, Inc.
2.621% due 06/25/2030	20	21

Bear Stearns Structured Products, Inc.
5.436% due 12/26/2046	3,325	2,374

Bella Vista Mortgage Trust
0.507% due 05/20/2045	929	527

CC Mortgage Funding Corp.
0.436% due 05/25/2036	632	345
0.506% due 08/25/2035	1,176	732
0.940% due 01/25/2035	737	307

Chase Mortgage Finance Corp.
5.933% due 09/25/2036	84	83

Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	22	22
6.500% due 02/25/2024	377	377

Citigroup Mortgage Loan Trust, Inc.
2.650% due 12/25/2035	38	35
2.917% due 08/25/2035	2,411	1,274

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	3,266	2,489

Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (c)	1	1

Commercial Mortgage Pass-Through Certificates
4.867% due 05/10/2043	20,172	21,489

Community Program Loan Trust
4.500% due 10/01/2018	328	330

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
0.407% due 05/20/2046	$31	$30
0.426% due 01/25/2037	1,179	649
0.446% due 11/25/2046	4,682	2,687
0.456% due 05/25/2036	850	463
0.457% due 07/20/2046	1,978	912
0.466% due 05/25/2035	2,498	1,594
0.466% due 07/25/2046	4,028	2,257
0.467% due 03/20/2046	4,022	2,281
0.476% due 05/25/2035	463	267
0.486% due 08/25/2046	2,600	557
0.506% due 05/25/2035	675	332
0.506% due 09/25/2046	4,050	204
0.506% due 10/25/2046	2,299	691
0.516% due 07/25/2046	2,850	79
0.526% due 05/25/2036	2,369	499
0.536% due 12/25/2035	666	466
0.537% due 09/20/2046	8,850	1,515
0.596% due 10/25/2046	2,250	109
0.606% due 06/25/2037	4,200	848
0.606% due 06/25/2047	414	95
0.626% due 11/25/2035	1,139	285
0.676% due 12/25/2035	1,582	654
6.000% due 10/25/2032	161	165
6.250% due 11/25/2036	4,390	2,986

Countrywide Home Loan Mortgage Pass-Through Trust
0.486% due 05/25/2035	2,657	1,737
0.546% due 04/25/2035	1,766	1,133
0.556% due 04/25/2046	3,556	901
0.566% due 03/25/2035	4,191	2,566
0.586% due 02/25/2035	1,311	972
0.596% due 02/25/2035	42	29
0.596% due 03/25/2036	1,487	483
0.606% due 02/25/2036	2,251	662
0.656% due 03/25/2035	991	187
2.375% due 07/19/2031	9	9
2.543% due 09/25/2034	953	555
2.866% due 11/19/2033	68	56
2.985% due 08/25/2034	1,479	1,070
5.416% due 02/20/2036	1,718	1,190
5.890% due 09/25/2047	3,065	2,326

Credit Suisse First Boston Mortgage Securities Corp.
0.199% due 08/15/2038 (b)	304,723	569
2.503% due 06/25/2033	64	62
4.666% due 03/15/2036	408	429
4.856% due 06/25/2032	5	5

Credit Suisse Mortgage Capital Certificates
0.487% due 10/15/2021	994	924
5.579% due 04/25/2037	3,911	2,092
5.769% due 07/26/2037	20,108	20,842
5.910% due 06/15/2039	3,500	3,496

Deutsche ALT-A Securities, Inc.
0.346% due 08/25/2037	39	39

DLJ Mortgage Acceptance Corp.
3.621% due 11/25/2023	15	16

FFCA Secured Lending Corp.
8.180% due 09/18/2027	2,000	844
8.970% due 09/18/2027	4,000	1,974

First Nationwide Trust
6.750% due 08/21/2031	80	84

First Republic Mortgage Loan Trust
0.607% due 11/15/2031	5,935	5,404
1.257% due 11/15/2031	1,413	1,089

Greenpoint Mortgage Funding Trust
0.456% due 10/25/2046	3,542	488
0.456% due 12/25/2046	3,350	409
0.476% due 06/25/2045	1,775	1,176
0.486% due 06/25/2045	6,387	4,023
0.526% due 04/25/2036	3,042	620
0.576% due 09/25/2046	2,850	89

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.596% due 10/25/2046	$3,852	$455

Greenpoint Mortgage Pass-Through Certificates
3.098% due 10/25/2033	206	176

GS Mortgage Securities Corp. II
0.508% due 03/06/2020	2,000	1,835
6.044% due 08/15/2018	3,031	3,097

GSR Mortgage Loan Trust
0.516% due 08/25/2046	3,793	504
2.573% due 06/25/2034	125	116
3.209% due 04/25/2036	693	583

GSRPM Mortgage Loan Trust
0.656% due 11/25/2031	773	744

Harborview Mortgage Loan Trust
0.387% due 04/19/2038	1,151	694
0.448% due 07/21/2036	3,760	2,164
0.507% due 09/19/2046	2,997	592
2.632% due 11/19/2034	164	103
2.966% due 08/19/2034	4,982	3,741
3.048% due 07/19/2035	111	88
5.653% due 08/19/2036	2,538	2,124

Homebanc Mortgage Trust
0.436% due 12/25/2036	954	695

Indymac ARM Trust
2.106% due 01/25/2032	13	10

Indymac INDB Mortgage Loan Trust
0.556% due 11/25/2035	379	177

Indymac Index Mortgage Loan Trust
0.456% due 11/25/2046	4,476	1,007
0.466% due 05/25/2046	2,633	1,496
0.496% due 07/25/2035	2,423	1,538
0.506% due 02/25/2037	2,450	257
0.556% due 06/25/2037	1,052	405
2.675% due 01/25/2036	4	2
2.767% due 12/25/2034	26	20
5.000% due 08/25/2035	3,107	2,059
5.111% due 01/25/2036	3,241	2,539

JPMorgan Chase Commercial Mortgage Securities Corp.
0.632% due 07/15/2019	165,410	142,863
4.853% due 03/15/2046	11,398	12,025
5.305% due 01/15/2049	21,000	21,487
5.716% due 02/15/2051	763	802

JPMorgan Mortgage Trust
5.121% due 10/25/2035	3,600	2,516

Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (b)	34	6

LB Mortgage Trust
8.451% due 01/20/2017	1,099	1,130

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	22,100	23,681
6.133% due 12/15/2030	470	489

Luminent Mortgage Trust
0.436% due 12/25/2036	5,225	3,020
0.456% due 10/25/2046	4,079	2,628

MASTR Adjustable Rate Mortgages Trust
0.496% due 05/25/2037	1,573	809
0.556% due 05/25/2047	3,950	917
0.596% due 05/25/2047	3,350	529

MASTR Reperforming Loan Trust
7.000% due 08/25/2034	259	265

MASTR Seasoned Securities Trust
2.978% due 10/25/2032	891	842

Mellon Residential Funding Corp.
0.607% due 11/15/2031	2,295	2,180
0.697% due 12/15/2030	2,197	2,075
0.737% due 06/15/2030	301	293
1.137% due 11/15/2031	225	159

92	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Alternative Note Asset
0.556% due 03/25/2037	$2,327	$1,050

Merrill Lynch Countrywide Commercial Mortgage Trust
5.414% due 07/12/2046	18,000	19,163

Merrill Lynch Mortgage Investors, Inc.
0.641% due 04/25/2028 (b)	1,033	3

MLCC Mortgage Investors, Inc.
1.754% due 01/25/2029	4,000	3,082
2.367% due 04/25/2035	78	75

Morgan Stanley Capital I
0.318% due 10/15/2020	5,210	4,817

Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	4,500	4,765

Morgan Stanley Mortgage Loan Trust
0.626% due 11/25/2035	3,628	1,425
0.766% due 02/25/2047	3,020	1,494
2.600% due 07/25/2035	2,722	1,944
5.701% due 02/25/2047	6,368	4,419

Mortgage Equity Conversion Asset Trust
0.750% due 10/25/2041	24,847	23,805
0.780% due 01/25/2042	30,668	29,391
0.820% due 02/25/2042	4,219	4,046
0.850% due 05/25/2042	142,238	136,230

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	6,018	4,915
6.138% due 03/25/2047	5,494	4,526
7.000% due 02/19/2030	598	611

Ocwen Residential MBS Corp.
6.848% due 06/25/2039 (a)	155	3

Opteum Mortgage Acceptance Corp.
0.516% due 07/25/2035	560	499

Prime Mortgage Trust
0.656% due 02/25/2034	203	184
5.000% due 02/25/2019	9	10

RBSSP Resecuritization Trust
0.762% due 11/26/2035	1,081	1,027

Residential Accredit Loans, Inc.
0.456% due 12/25/2046	3,250	676
0.466% due 04/25/2046	16,411	6,946
0.506% due 08/25/2037	4,311	2,405
0.526% due 05/25/2046	2,650	236
0.561% due 09/25/2046	5,900	355
0.656% due 03/25/2033	404	362
3.359% dues 08/25/2035	856	346

Residential Asset Mortgage Products, Inc.
6.500% due 11/25/2031	217	217

Residential Asset Securitization Trust
0.656% due 05/25/2033	298	260

Residential Funding Mortgage Securities I
3.275% due 09/25/2035	2,863	2,114

RiverView HECM Trust
0.316% due 07/25/2047	17,545	16,869
0.506% due 09/25/2047	14,722	14,243
1.006% due 09/26/2041	79,821	78,624

Sequoia Mortgage Trust
0.607% due 10/19/2026	124	106
0.637% due 10/20/2027	2,493	2,256
0.976% due 11/22/2024	25	22
2.536% due 01/20/2047	2,594	2,119

Sovereign Commercial Mortgage Securities Trust
5.846% due 07/22/2030	5,175	5,373

Structured Adjustable Rate Mortgage Loan Trust
0.476% due 05/25/2037	12,273	7,734
0.746% due 06/25/2034	1,077	844
2.590% due 07/25/2034	127	116
2.653% due 01/25/2035	3,107	2,407

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.695% due 08/25/2035	$43	$35
5.285% due 11/25/2035	3,531	2,610
6.000% due 10/25/2037	4,623	2,238

Structured Asset Mortgage Investments, Inc.
0.386% due 03/25/2037	422	245
0.446% due 06/25/2036	734	431
0.486% due 05/25/2045	3,478	2,292
0.507% due 07/19/2035	7,874	6,856
0.556% due 08/25/2036	4,250	529
0.587% due 10/19/2034	366	332
0.607% due 03/19/2034	1,521	1,368
0.917% due 09/19/2032	5,082	4,468
3.879% due 05/25/2022	812	788
4.833% due 05/02/2030	163	137

Structured Asset Securities Corp.
2.256% due 01/25/2032	258	228
2.318% due 07/25/2032	2	2
2.486% due 06/25/2033	82	74
2.640% due 08/25/2032	556	543
2.841% due 10/25/2035	540	435
2.911% due 02/25/2032	3	3

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037	70	65
5.630% due 01/25/2037	2,958	1,644
5.970% due 09/25/2036	9,317	5,477
6.014% due 07/25/2037	5,893	3,572

Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	4,193	3,895
5.572% due 10/15/2048	5,150	5,396

WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)	2,654	146
0.476% due 07/25/2046	739	169
0.486% due 04/25/2045	194	160
0.506% due 12/25/2045	10	10
0.516% due 11/25/2045	2,548	2,090
0.566% due 01/25/2045	6,150	5,146
0.576% due 07/25/2045	190	159
0.596% due 01/25/2045	225	165
0.812% due 07/25/2044	558	286
0.896% due 12/25/2027	358	323
0.956% due 12/25/2045	1,069	125
1.180% due 07/25/2047	4,866	3,042
1.210% due 11/25/2046	888	599
1.570% due 11/25/2042	155	135
1.770% due 06/25/2042	775	634
1.770% due 08/25/2042	1,791	1,588
2.700% due 06/25/2033	1,739	1,672
2.786% due 03/25/2034	42	40
3.003% due 01/25/2047	3,105	1,997
3.253% due 05/25/2046	1,796	1,205
3.253% due 08/25/2046	660	457
5.344% due 04/25/2037	3,499	2,634
5.432% due 12/25/2036	3,169	2,397
5.939% due 10/25/2036	490	453

Washington Mutual Alternative Mortgage
Pass-Through Certificates
0.506% due 07/25/2046	1,953	337
1.340% due 05/25/2046	3,737	2,094
6.268% due 07/25/2036	4,331	2,376

Washington Mutual MSC Mortgage Pass-Through
Certificates
2.884% due 11/25/2030	571	514
6.500% due 09/25/2032	1,197	1,233

Wells Fargo Mortgage-Backed Securities Trust
0.756% due 07/25/2037	3,799	2,461
2.955% due 05/25/2035	480	463
5.300% due 08/25/2036	251	249

Total Mortgage-Backed Securities (Cost $947,130)		875,978

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 8.4%

Aames Mortgage Investment Trust
0.656% due 10/25/2035	$1,702	$1,645

ABFS Mortgage Loan Trust
6.785% due 07/15/2033	2,000	1,313

Access Group, Inc.
1.798% due 10/27/2025	15,718	16,124

Accredited Mortgage Loan Trust
0.306% due 02/25/2037	92	91

ACE Securities Corp.
0.306% due 12/25/2036	5	5
0.316% due 10/25/2036	423	157
0.346% due 06/25/2037	1,160	1,043
0.386% due 05/25/2036	801	798
0.956% due 08/25/2030	48	39

AFC Home Equity Loan Trust
0.806% due 12/26/2029	16	14
1.066% due 06/25/2029	537	243

Aircraft Certificate Owner Trust
6.455% due 09/20/2022	1,359	1,291

American Express Issuance Trust
0.457% due 09/15/2011	12,000	12,001

Amortizing Residential Collateral Trust
0.526% due 06/25/2032	49	41
0.836% due 07/25/2032	736	651
0.956% due 10/25/2031	310	269

Amresco Residential Securities Mortgage Loan Trust
0.751% due 06/25/2028	144	107
0.811% due 06/25/2027	539	507
0.886% due 09/25/2028	1,587	1,185
1.196% due 06/25/2029	204	166

Argent Securities, Inc.
0.746% due 10/25/2035	7,500	2,875

Asset-Backed Funding Certificates
1.276% due 03/25/2032	953	788

Asset-Backed Securities Corp. Home Equity
0.336% due 05/25/2037	22	15
0.777% due 06/15/2031	325	271

Aurum CLO 2002-1 Ltd.
0.956% due 04/15/2014	222	218

BA Credit Card Trust
1.457% due 12/16/2013	68,476	69,034

Bayview Financial Acquisition Trust
0.606% due 05/28/2037	4,216	2,431
5.208% due 04/28/2039	351	335

Bear Stearns Asset-Backed Securities Trust
0.286% due 06/25/2036	109	109
0.326% due 10/25/2036	201	201
0.656% due 09/25/2046	3,593	2,189
1.006% due 11/25/2042	1,206	1,050
1.231% due 02/25/2034	393	316
1.456% due 10/25/2032	504	471
3.207% due 06/25/2043	70	66

Capital Auto Receivables Asset Trust
1.707% due 10/15/2012	530	534

Carrington Mortgage Loan Trust
0.306% due 10/25/2036	200	197
0.306% due 01/25/2037	1,092	1,042

CDC Mortgage Capital Trust
1.306% due 01/25/2033	1,642	1,179

Centex Home Equity
0.556% due 01/25/2032	112	91
1.106% due 01/25/2032	1,066	568

See Accompanying Notes	Semiannual Report	September 30, 2010	93

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Funding Mortgage Loan Asset-Backed Certificates
0.856% due 07/25/2033	$63	$54
0.896% due 08/25/2032	397	349
0.916% due 11/25/2032	557	512

Chase Issuance Trust
0.297% due 04/15/2013	17,049	17,046
1.007% due 08/17/2015	21,300	21,622

CIT Group Home Equity Loan Trust
0.526% due 06/25/2033	737	646
0.546% due 03/25/2033	204	197
0.906% due 12/25/2031	1,026	479

Citigroup Mortgage Loan Trust, Inc.
0.316% due 05/25/2037	37	34
0.316% due 07/25/2045	937	736
5.764% due 01/25/2037	4,690	2,395
Conseco Finance
0.957% due 08/15/2033	2,896	2,042
1.757% due 05/15/2032	826	615
Conseco Financial Corp.
6.240% due 12/01/2028	2,867	2,901
7.550% due 01/15/2029	314	337
8.000% due 07/15/2018	577	585
8.050% due 10/15/2027	203	210

Countrywide Asset-Backed Certificates
0.306% due 05/25/2037	76	76
0.306% due 07/25/2037	516	500
0.306% due 08/25/2037	961	931
0.306% due 06/25/2047	207	203
0.316% due 06/25/2047	1,000	972
0.336% due 06/25/2037	230	228
0.366% due 10/25/2046	241	238
0.506% due 04/25/2036	377	322
0.706% due 06/25/2033	564	470
0.726% due 11/25/2033	583	513
0.756% due 09/25/2032	2,750	2,245
1.156% due 10/25/2047	3,698	2,490

Credit Suisse First Boston Mortgage Securities Corp.
0.616% due 05/25/2044	536	526

Credit-Based Asset Servicing & Securitization LLC
0.326% due 01/25/2037	471	214
1.356% due 04/25/2032	389	323

Delta Funding Home Equity Loan Trust
1.077% due 09/15/2029	17	9

Denver Arena Trust
6.940% due 11/15/2019	6,599	6,029

EMC Mortgage Loan Trust
0.626% due 05/25/2040	812	655

Equifirst Mortgage Loan Trust
0.496% due 01/25/2034	391	351

First Plus Home Loan Trust
7.670% due 05/10/2024	399	410

Ford Credit Auto Owner Trust
1.057% due 04/15/2012	49	49
1.677% due 06/15/2012	78,389	78,733
2.100% due 11/15/2011	1,526	1,527
2.790% due 08/15/2013	150	153

Franklin Auto Trust
1.837% due 06/20/2012	2,916	2,924

GE-WMC Mortgage Securities LLC
0.296% due 08/25/2036	97	39

GMAC Mortgage Corp. Loan Trust
0.496% due 01/25/2029	986	587

GSAMP Trust
0.406% due 10/25/2036	10,000	602
0.656% due 02/25/2033	610	456

HSI Asset Securitization Corp. Trust
0.316% due 05/25/2037	305	298

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IMC Home Equity Loan Trust
6.880% due 11/20/2028	$53	$52
7.520% due 08/20/2028	79	80

Indymac Residential Asset-Backed Trust
0.336% due 07/25/2037	4	4
0.386% due 04/25/2047	13	13

Irwin Home Equity Corp.
1.606% due 02/25/2029	1,050	884

JPMorgan Mortgage Acquisition Corp.
0.316% due 03/25/2047	33	24
0.336% due 08/25/2036	93	28

Lehman ABS Mortgage Loan Trust
0.346% due 06/25/2037	33	13

Lehman XS Trust
0.486% due 06/25/2046	2,375	246
0.506% due 08/25/2046	255	0
0.576% due 11/25/2046	2,050	364

Long Beach Mortgage Loan Trust
0.316% due 12/25/2036	146	146
1.681% due 03/25/2032	2,200	1,365

MASTR Asset-Backed Securities Trust
0.316% due 11/25/2036	117	116
0.386% due 01/25/2036	689	680
0.756% due 12/25/2034	1,971	1,470

Merrill Lynch First Franklin Mortgage Loan Trust
0.316% due 07/25/2037	12	12

Merrill Lynch Mortgage Investors, Inc.
0.316% due 10/25/2037	1,768	445
0.326% due 07/25/2037	189	187
0.336% due 09/25/2037	302	90
0.616% due 06/25/2035	1,140	870

Mesa Trust Asset-Backed Certificates
0.656% due 12/25/2031	1,019	814

Mid-State Trust
7.340% due 07/01/2035	828	868
7.400% due 07/01/2035	36	36
7.790% due 07/01/2035	47	47
7.791% due 03/15/2038	1,802	1,759

Morgan Stanley ABS Capital I
0.356% due 10/25/2036	4,841	3,956
1.056% due 07/25/2037	1,167	1,069

Morgan Stanley Home Equity Loan Trust
0.306% due 12/25/2036	901	876

Morgan Stanley Mortgage Loan Trust
0.616% due 04/25/2037	576	286
5.726% due 10/25/2036	5,057	2,918
5.750% due 04/25/2037	3,647	2,746
6.000% due 07/25/2047	4,173	3,137

Nationstar Home Equity Loan Trust
0.316% due 06/25/2037	205	202
0.376% due 04/25/2037	6	6

Option One Mortgage Loan Trust
0.856% due 01/25/2032	193	167

Park Place Securities, Inc.
0.756% due 07/25/2035	5,000	3,573
0.956% due 10/25/2034	7,500	3,122

Popular ABS Mortgage Pass-Through Trust
0.346% due 01/25/2037	153	152

Renaissance Home Equity Loan Trust
0.616% due 11/25/2034	316	253
0.756% due 12/25/2033	4,579	3,849
1.456% due 08/25/2032	2,109	1,521

Residential Asset Mortgage Products, Inc.
0.326% due 02/25/2037	460	458

Residential Asset Securities Corp.
0.326% due 02/25/2037	1,061	1,037

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.756% due 07/25/2032	$1,239	$671
0.836% due 06/25/2033	161	79
0.856% due 06/25/2032	108	64

Residential Funding Mortgage Securities II, Inc.
8.350% due 12/25/2024	369	361
8.850% due 03/25/2025	85	84

Residential Mortgage Loan Trust
1.764% due 09/25/2029	161	147

SACO I, Inc.
0.516% due 06/25/2036	979	368

Salomon Brothers Mortgage Securities VII, Inc.
1.212% due 01/25/2032	382	319
1.231% due 10/25/2028	301	278
6.930% due 08/25/2028	517	500

Saxon Asset Securities Trust
0.596% due 12/26/2034	1,041	931
0.776% due 08/25/2032	3	3

SBI HELOC Trust
0.426% due 08/25/2036	61	61

Securitized Asset-Backed Receivables LLC Trust
0.296% due 01/25/2037	296	283
0.316% due 12/25/2036	3,264	1,141
0.386% due 05/25/2037	924	704

SLM Student Loan Trust
0.528% due 10/25/2019	1,403	1,400
0.578% due 07/25/2019	800	796
0.578% due 04/27/2020	3,922	3,901
0.588% due 07/25/2019	5,000	4,947
0.608% due 04/25/2017	184	184
0.668% due 07/25/2023	3,000	2,909
0.728% due 07/27/2015	259	259
0.898% due 10/27/2014	10,172	10,190
0.948% due 01/25/2017	1,100	1,104
1.248% due 01/25/2019	2,200	2,231
1.598% due 10/25/2016	1,960	1,992
1.998% due 04/25/2023	172,805	179,042

Soundview Home Equity Loan Trust
0.316% due 11/25/2036	107	50

Specialty Underwriting & Residential Finance
0.936% due 01/25/2034	289	224

Structured Asset Investment Loan Trust
1.106% due 12/25/2034	4,379	2,035

Structured Asset Securities Corp.
0.306% due 10/25/2036	886	880
0.546% due 01/25/2033	18	17
0.656% due 05/25/2034	1,182	1,076
1.306% due 01/25/2033	890	571

Trapeza CDO I LLC
1.273% due 11/16/2034	1,000	301

Truman Capital Mortgage Loan Trust
0.596% due 01/25/2034	18	17

UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	2,925

UPS Capital Business Credit
0.837% due 04/15/2026	120	28

Vanderbilt Mortgage Finance
7.905% due 02/07/2026	45	46

WMC Mortgage Loan Pass-Through Certificates
1.157% due 10/15/2029	5	5

Total Asset-Backed Securities (Cost $570,016)		538,568

94	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.6%

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
0.010% due 10/01/2010	$1,709	$1,709

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $1,744. Repurchase proceeds are $1,709.)

U.S. TREASURY BILLS 1.3%
0.136% due 10/07/2010 - 01/13/2011 (d)(f)(g)	79,099	79,092

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 2.3%
14,708,354	$147,348

Total Short-Term Instruments (Cost $228,149)	228,149

Total Investments 158.6% (Cost $10,142,296)	$10,119,446

Other Assets and Liabilities (Net) (58.6%)	(3,740,512)

Net Assets 100.0%	$6,378,934

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	Coupon represents a weighted average yield.
(e)	Affiliated to the Portfolio.
(f)	Securities with an aggregate market value of $79,301 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(g)	Securities with an aggregate market value of $3,550 and cash of $24,900 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $76,000 at a weighted average interest rate of 0.180%. On September 30, 2010, there were no open reverse repurchase agreements.
(i)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 1.550% due 03/25/2035	UBS	(1.250%	)	03/25/2035	$	1,693	$1,670	$0	$1,670
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018		5,000	2,168	0	2,168
BFC Genesee CDO Ltd. 3-Month USD-LIBOR plus 1.650% due 01/10/2041	JPM	(1.450%	)	01/10/2041		2,460	2,405	0	2,405
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CITI	(2.150%	)	10/20/2020		5,000	2,124	0	2,124
CS First Boston Mortgage Securities Corp. 5.300% due 07/15/2037	UBS	(1.080%	)	07/15/2037		10,000	8,610	0	8,610
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 1.350% due 10/25/2035	JPM	(1.500%	)	10/25/2035		2,161	2,040	0	2,040
First Franklin Mortgage Loan Asset-Backed Certificates 1-Month USD-LIBOR plus 1.950% due 06/25/2034	MLP	(1.900%	)	06/25/2034		1,438	1,134	0	1,134
LB-UBS Commercial Mortgage Trust 5.587% due 09/15/2040	JPM	(1.170%	)	09/15/2040		4,000	3,104	0	3,104
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BCLY	(1.190%	)	02/25/2034		720	351	0	351
Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	JPM	(1.150%	)	11/12/2037		4,000	2,972	0	2,972
Merrill Lynch Mortgage Trust 5.523% due 06/12/2043	UBS	(1.080%	)	06/12/2043		10,000	8,397	0	8,397
Morgan Stanley ABS Capital I 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MSC	(1.390%	)	12/27/2033		718	443	0	443
Novastar Home Equity Loan 1-Month USD-LIBOR plus 3.500% due 09/25/2034	GSC	(2.200%	)	09/25/2034		2,725	2,572	0	2,572
Octagon Investment Partners X Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	JPM	(1.850%	)	10/18/2020		1,000	289	0	289
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WAC	(1.950%	)	04/15/2020		2,000	698	0	698
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BCLY	(1.240%	)	02/25/2035		730	468	0	468
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021		1,500	517	0	517

							$39,962	$0	$39,962

See Accompanying Notes	Semiannual Report	September 30, 2010	95

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)
Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GSC	1.050%	07/25/2034	$	3,808	$(1,029)	$(952)	$(77)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.610% due 01/25/2035	GSC	0.610%	01/25/2035		5,152	(3,540)	(3,504)	(36)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GSC	0.640%	09/25/2034		7,500	(3,042)	(2,550)	(492)
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 0.630% due 09/25/2034	GSC	0.630%	09/25/2034		7,275	(2,133)	(2,255)	122
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GSC	0.800%	08/25/2034		6,500	(2,383)	(2,145)	(238)
Carrington Mortgage Loan Trust 1-Month USD-LIBOR plus 0.480% due 10/25/2035	GSC	0.480%	10/25/2035		6,500	(1,384)	(1,950)	566
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GSC	0.650%	06/25/2035		8,000	(4,559)	(2,400)	(2,159)
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GSC	0.460%	07/25/2035		7,000	(2,650)	(2,450)	(200)
GSAMP Trust 1-Month USD-LIBOR plus 0.490% due 09/25/2035	GSC	0.490%	09/25/2035		9,000	(3,849)	(3,150)	(699)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GSC	0.700%	10/25/2034		6,980	(3,454)	(2,234)	(1,220)
MASTR Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.500% due 12/25/2034	GSC	0.500%	12/25/2034		5,529	(129)	(1,548)	1,419
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 0.450% due 06/25/2035	GSC	0.450%	06/25/2035		7,500	(2,662)	(2,550)	(112)
Option One Mortgage Loan Trust 1-Month USD-LIBOR plus 0.520% due 02/25/2035	GSC	0.520%	02/25/2035		4,807	(1,924)	(2,163)	239
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	GSC	0.650%	10/25/2034		7,500	(2,735)	(2,250)	(485)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GSC	0.740%	12/25/2034		5,000	(1,871)	(1,600)	(271)
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GSC	0.620%	11/25/2034		6,183	(2,004)	(1,731)	(273)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.500% due 09/25/2036	GSC	0.500%	09/25/2036		7,500	(5,077)	(3,375)	(1,702)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.800% due 10/25/2035	GSC	0.800%	10/25/2035		4,225	(1,992)	(1,901)	(91)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.440% due 04/25/2035	GSC	0.440%	04/25/2035		5,000	(2,499)	(2,750)	251
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.480% due 09/25/2035	GSC	0.480%	09/25/2035		13,000	(6,263)	(7,150)	887
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.510% due 08/25/2035	GSC	0.510%	08/25/2035		9,000	(7,440)	(6,750)	(690)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.650% due 09/25/2034	GSC	0.650%	09/25/2034		3,083	(1,442)	(1,233)	(209)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GSC	1.425%	04/25/2034		555	(281)	(222)	(59)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GSC	1.300%	11/25/2034		2,194	(1,960)	(2,062)	102
Wells Fargo Home Equity Trust 1-Month USD-LIBOR plus 0.630% due 04/25/2034	GSC	0.630%	04/25/2034		2,228	(907)	(780)	(127)

						$(67,209)	$(61,655)	$(5,554)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CMBX.NA AAA 3 Index	BCLY	(0.080%	)	12/13/2049	$	12,000	$711	$1,080	$(369)
CMBX.NA AAA 4 Index	BOA	(0.350%	)	02/17/2051		44,600	2,985	8,024	(5,039)
CMBX.NA AAA 4 Index	CITI	(0.350%	)	02/17/2051		8,050	539	1,465	(926)
CMBX.NA AAA 4 Index	DUB	(0.350%	)	02/17/2051		9,000	602	1,575	(973)
CMBX.NA AAA 4 Index	GSC	(0.350%	)	02/17/2051		29,000	1,941	3,089	(1,148)
CMBX.NA AAA 4 Index	JPM	(0.350%	)	02/17/2051		62,000	4,148	11,351	(7,203)
CMBX.NA AAA 4 Index	MSC	(0.350%	)	02/17/2051		47,000	3,145	5,394	(2,249)
CMBX.NA AAA 4 Index	RBS	(0.350%	)	02/17/2051		1,000	67	157	(90)
CMBX.NA AAA 4 Index	UBS	(0.350%	)	02/17/2051		8,000	535	880	(345)
CMBX.NA AAA 5 Index	GSC	(0.350%	)	02/15/2051		19,500	1,256	3,656	(2,400)

							$15,929	$36,671	$(20,742)

96	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE A 06-1 Index	BCLY	0.540%	07/25/2045	$	7,700	$(6,171)	$(212)	$(5,959)
ABX.HE A 06-2 Index	CSFB	0.440%	05/25/2046		9,061	(8,436)	(5,029)	(3,407)
ABX.HE A 06-2 Index	UBS	0.440%	05/25/2046		725	(675)	(373)	(302)
CMBX.NA BBB-1 Index	DUB	1.340%	10/12/2052		8,000	(5,946)	80	(6,026)

						$(21,228)	$(5,534)	$(15,694)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Transactions in written call and put options for the period ended September 30, 2010:

	Notional Amount	Premium
Balance at 03/31/2010	$1,286,500	$11,636
Sales	0	0
Closing Buys	(1,286,500)	(11,636)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2010	$0	$0

(k)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	10/01/2020	$296,500	$309,842	$309,482
Fannie Mae	4.000%	10/01/2025	22,000	22,921	22,966
Fannie Mae	4.000%	10/01/2040	189,000	193,826	194,286
Fannie Mae	4.000%	11/01/2040	132,000	135,196	135,300
Fannie Mae	4.500%	10/01/2040	904,000	942,187	941,572
Fannie Mae	5.000%	10/01/2025	8,000	8,483	8,488
Fannie Mae	6.000%	10/01/2025	56,000	60,249	60,445
Fannie Mae	6.000%	11/01/2035	15,000	16,106	16,099
Ginnie Mae	4.500%	11/01/2040	146,000	153,400	153,391
Ginnie Mae	4.500%	10/01/2040	329,000	346,790	346,375
Ginnie Mae	6.500%	10/01/2040	47,000	51,526	51,707
Ginnie Mae	6.500%	11/01/2040	9,000	9,865	9,882

				$2,250,391	$2,249,993

(l)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Industrials	$0	$1,927	$0	$1,927
Municipal Bonds & Notes
Texas	0	720	0	720
U.S. Government Agencies	0	8,461,393	9,405	8,470,798
U.S. Treasury Obligations	0	3,306	0	3,306
Mortgage-Backed Securities	0	664,360	211,618	875,978
Asset-Backed Securities	0	538,568	0	538,568
Short-Term Instruments
Repurchase Agreements	0	1,709	0	1,709
U.S. Treasury Bills	0	79,092	0	79,092
PIMCO Short-Term Floating NAV Portfolio	147,348	0	0	147,348
Investments, at value	$147,348	$9,751,075	$221,023	$10,119,446

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short Sales, at value	$0	$(2,249,993)	$0	$(2,249,993)

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$41,424	$2,124	$43,548

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(45,576)	$0	$(45,576)

Totals	$147,348	$7,496,930	$223,147	$7,867,425

See Accompanying Notes	Semiannual Report	September 30, 2010	97

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

September 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
U.S. Government Agencies	$11,129	$10	$(1,825)	$(2)	$54	$39	$0	$0	$9,405	$66
Mortgage-Backed Securities	216,528	17,511	(5,220)	253	346	1,444	0	(19,244)	211,618	1,164
Asset-Backed Securities	652	0	(173)	1	5	61	0	(546)	0	0

Investments, at value	$228,309	$17,521	$(7,218)	$252	$405	$1,544	$0	$(19,790)	$221,023	$1,230

Financial Derivative Instruments (7) - Assets
Credit Contracts	$9,070	$0	$0	$0	$0	$(6,248)	$0	$(698)	$2,124	$183

Totals	$237,379	$17,521	$(7,218)	$252	$405	$(4,704)	$0	$(20,488)	$223,147	$1,413

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(m)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on swap agreements	$0	$0	$43,548	$0	$0	$43,548

Liabilities:
Unrealized depreciation on swap agreements	$0	$0	$45,576	$0	$0	$45,576

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$19,684	$0	$15,593	$0	$0	$35,277

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(11,598)	$0	$228	$0	$0	$(11,370)

(1)	See note 5 in the Notes to Financial Statements for additional information.

98	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments PIMCO Municipal Sector Portfolio

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 108.6%

ALABAMA 0.1%

Birmingham, Alabama Special Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$553

ALASKA 0.3%

Matanuska-Susitna, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,319

ARIZONA 3.2%

Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	1,000	1,004

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2008
5.000% due 01/01/2038	10,000	10,707

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2009
5.000% due 01/01/2039	10,000	10,783

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.750% due 09/01/2029	1,000	1,043

		23,537

ARKANSAS 0.1%

North Little Rock, Arkansas Health Facilities Board Revenue Bonds, Series 1996
5.750% due 12/01/2021	1,000	1,119

CALIFORNIA 24.2%

Alhambra, California Unified School District General Obligation Bonds, (AGC Insured), Series 2009
5.500% due 08/01/2033	5,000	5,308

Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	1,058
0.000% due 09/01/2035	5,000	1,049

California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,500	2,548

California State Bay Area Toll Authority Revenue Bonds, Series 2008
5.000% due 04/01/2034	5,000	5,291

California State Desert Community College District General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 08/01/2037	2,000	2,105

California State East Bay Municipal Utility District Revenue Bonds, Series 2010
5.874% due 06/01/2040	385	434

California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037	500	512

California State Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 10/01/2039	10,000	10,834

California State General Obligation Bonds, Series 2005
5.050% due 12/01/2036	4,970	4,948

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, Series 2007
4.875% due 12/01/2033	$250	$250

California State Health Facilities Financing Authority Revenue Bonds, (NPFGC-IBC Insured), Series 2007
5.000% due 11/15/2042	6,900	6,928

California State Imperial Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	1,000	296

California State Palomar Pomerado Health General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2019	6,435	4,502

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	2,300	2,421

Clovis, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
0.000% due 08/01/2026	1,035	469

Dublin, California Unified School District General Obligation Bonds, Series 2009
0.000% due 08/01/2024	410	207

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	4,600	3,149
5.750% due 06/01/2047	1,720	1,303

Grossmont, California Union High School District General Obligation Bonds, (FSA Insured), Series 2009
5.250% due 08/01/2033	6,950	7,568

Hawthorne, California School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2020	315	198

Hawthorne, California School District General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2019	300	203

Huntington Beach, California Union High School District General Obligation Bonds, (FSA-CR/NPFGC Insured), Series 2005
0.000% due 08/01/2030	5,000	1,660

Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,049

Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	500	532

Los Angeles, California Community College District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,302
5.000% due 08/01/2032	7,200	7,621

Los Angeles, California Community College District General Obligation Bonds, Series 2008
5.000% due 08/01/2033	17,000	18,026

Los Angeles, California Department of Airports Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	273

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2039	3,900	4,098

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
5.000% due 07/01/2026	2,350	2,636

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	$4,700	$4,846

Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,420

Poway, California Unified School District General Obligation Bonds, Series 2009
0.000% due 08/01/2021	2,500	1,509
0.000% due 08/01/2027	2,500	1,032

Salinas, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
0.000% due 10/01/2027	1,000	390

San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	3,000	3,190

San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,000	1,004

San Diego, California Unified School District General Obligation Bonds, (FSA Insured), Series 2005
4.750% due 07/01/2027	4,000	4,227

San Francisco, California City & County Public Utilities Commission Revenue Bonds, (FSA Insured), Series 2006
4.750% due 11/01/2036	5,635	5,729

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	284

Santa Margarita-Dana, California Point Authority Revenue Bonds, Series 2009
5.125% due 08/01/2038	5,000	5,333

Santa Monica-Malibu, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 08/01/2022	5,000	2,837

Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	3,150	3,137

Southern California State Metropolitan Water District Revenue Bonds, (NPFGC-FGIC Insured), Series 2003
5.000% due 10/01/2036	500	517

Southern California State Metropolitan Water District Revenue Bonds, Series 2009
5.000% due 01/01/2039	15,350	16,563

Southern California State Public Power Authority Revenue Bonds, Series 2010
5.921% due 07/01/2035	5,000	5,114

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	77
5.125% due 06/01/2046	9,500	6,520

University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 05/15/2031	1,000	1,006

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2038	4,000	4,214

University of California Revenue Bonds, Series 2009
5.250% due 05/15/2039	4,000	4,398

West Contra Costa, California Unified School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2022	5,000	2,682

See Accompanying Notes	Semiannual Report	September 30, 2010	99

Schedule of Investments PIMCO Municipal Sector Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Whittier, California Union High School District General Obligation Bonds, Series 2009
0.000% due 08/01/2025	$3,000	$1,333

		179,140

COLORADO 4.3%

Arapahoe County, Colorado School District No. 5 Cherry Creek General Obligation Bonds, Series 2009
5.000% due 12/15/2028	10,210	11,462

Boulder, Larimer & Weld Counties, Colorado St. Vrain Valley School District General Obligation Bonds, Series 2009
5.000% due 12/15/2033	3,100	3,333

Colorado State Certificates of Participation Bonds, (NPFGC Insured), Series 2005
5.000% due 11/01/2030	7,750	8,055

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2003
5.500% due 05/15/2030	3,000	3,261

Colorado State Regional Transportation District Revenue Bonds, (AMBAC Insured), Series 2006
4.500% due 11/01/2032	1,585	1,636

Colorado State Water Resources & Power Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.250% due 12/01/2038	500	535

Gunnison, Colorado Watershed School District No. Re1J General Obligation Bonds, Series 2009
5.250% due 12/01/2033	1,500	1,656

University of Colorado Revenue Bonds, Series 2009
5.375% due 06/01/2038	1,500	1,642

		31,580

DISTRICT OF COLUMBIA 2.2%

District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	11,311

District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039	4,500	4,935

		16,246

FLORIDA 3.1%

Broward County, Florida Revenue Bonds, Series 2009
5.375% due 10/01/2029	1,150	1,246

Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	5,910	6,156
5.000% due 06/01/2035	1,655	1,781

Florida State Board of Education General Obligation Bonds, Series 2009
5.000% due 06/01/2034	5,000	5,384

Florida State Board of Education General Obligation Bonds, Series 2010
4.000% due 01/01/2026 (a)	10	11

Florida State JEA Water & Sewer System Revenue Bonds, Series 2009
5.500% due 10/01/2039	5,000	5,290

Miami-Dade County, Florida Revenue Bonds, (AGC Insured), Series 2008
5.250% due 10/01/2033	1,000	1,030

Sarasota County, Florida Public Hospital Board Revenue Bonds, (NPFGC Insured), Series 1997
4.233% due 10/01/2021	2,000	1,815

		22,713

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GEORGIA 0.6%

Macon-Bibb County, Georgia Hospital Authority Revenue Bonds, Series 2009
5.000% due 08/01/2032	$4,000	$4,150

HAWAII 0.4%

Hawaii Pacific Health Revenue Bonds, Series 2010
5.500% due 07/01/2040	500	501

University of Hawaii Revenue Bonds, Series 2009
5.250% due 10/01/2034	2,000	2,190

		2,691

ILLINOIS 9.4%

Boone, McHenry & Dekalb Counties, Illinois Community Unit School Dist No. 100 General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 12/01/2019	5,195	3,625
0.000% due 12/01/2020	6,550	4,359

Chicago, Illinois Airport Revenue Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,368

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	882

Chicago, Illinois General Obligation Bonds, (NPFGC Insured), Series 2001
0.000% due 01/01/2023 (b)	1,555	1,665

Chicago, Illinois General Obligation Bonds, Series 2009
5.000% due 01/01/2034	4,210	4,377

Illinois State Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	765	794

Illinois State Facilities Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,231

Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037	15,000	17,007
5.750% due 07/01/2033	10,800	12,529

Illinois State Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,595

Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	9,801

Peoria, Illinois Public Building Commission Revenue Bonds, (AGC Insured), Series 2009
0.000% due 12/01/2019	4,000	2,698
0.000% due 12/01/2020	3,000	1,875

		69,806

KANSAS 0.3%

Wichita, Kansas Revenue Bonds, Series 2009
4.750% due 11/15/2024	2,000	2,072

KENTUCKY 0.4%

Paducah, Kentucky Revenue Bonds, (AGC Insured), Series 2009
5.250% due 10/01/2035	3,000	3,234

LOUISIANA 0.9%

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	6,500	6,554

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MARYLAND 1.0%

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	$1,600	$1,658

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,360

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 05/15/2040	3,000	3,149

		7,167

MASSACHUSETTS 6.7%

Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
2.115% due 11/01/2019	2,000	1,832

Massachusetts State Housing Finance Agency Revenue Bonds, Series 2003
5.000% due 06/01/2034	5,000	5,051

Massachusetts State Revenue Bonds, (FSA Insured), Series 2005
2.018% due 06/01/2020	10,180	9,793
2.118% due 06/01/2022	10,775	10,297

Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2006
1.746% due 08/01/2023	19,700	17,457

Massachusetts State Water Resources Authority Revenue Bonds, Series 2009
5.000% due 08/01/2039	5,000	5,376

		49,806

MICHIGAN 1.9%

Detroit, Michigan Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2034	5,125	5,164

Michigan State Higher Education Student Loan Authority Revenue Bonds, (AMBAC Insured), Series 2005
4.875% due 03/01/2030	7,270	6,643

Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,108

		13,915

MINNESOTA 1.0%

Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2010
5.250% due 08/15/2035	1,000	1,043

Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	5,000	5,354

St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	850	886

		7,283

MISSOURI 0.8%

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2008
5.375% due 03/15/2039	5,180	5,761

Missouri State Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
4.750% due 09/01/2032	240	237

		5,998

100	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEBRASKA 1.5%

Nebraska State Municipal Energy Agency Revenue Bonds, (BHAC Insured), Series 2009
5.375% due 04/01/2039	$10,000	$11,080

NEW JERSEY 1.8%

New Jersey State Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	5,500	6,132

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	100	83
5.000% due 06/01/2041	6,700	4,640

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,500	2,699

		13,554

NEW YORK 11.0%

Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	2,000	2,109

Liberty, New York Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,000	1,101

Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
1.818% due 09/01/2015	18,500	18,157

New York City, New York General Obligation Bonds, (FSA Insured), Series 2005
1.398% due 08/01/2016	1,700	1,651

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2004
5.000% due 06/15/2039	500	530

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035	4,000	4,146

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.250% due 06/15/2040	5,000	5,513

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2009
5.250% due 01/15/2030	10,000	11,028
5.375% due 01/15/2034	1,905	2,082

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 07/01/2035	1,830	1,994

New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2038	4,500	4,788

New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	2,000	2,151

New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	1,660	1,820

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
19.072% due 06/15/2026	2,340	3,719

New York State Port Authority of New York & New Jersey Revenue Bonds, (NPFGC Insured), Series 2004
5.125% due 05/01/2034	2,500	2,582

New York State Port Authority of New York & New Jersey Revenue Bonds, (NPFGC-FGIC Insured), Series 2001
5.000% due 08/01/2036	7,310	7,315

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.000% due 07/15/2038	$2,500	$2,686
5.750% due 11/01/2030	2,300	2,556

New York State Urban Development Corp. Revenue Bonds, Series 2009
5.250% due 03/15/2038	5,000	5,565

		81,493

NORTH CAROLINA 0.2%

North Carolina State Medical Care Commission Revenue Bonds, Series 2010
5.000% due 06/01/2034	1,500	1,562

OHIO 1.5%

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2009
6.449% due 02/15/2044	250	269

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	200	153
5.875% due 06/01/2030	500	404
5.875% due 06/01/2047	5,700	4,178
6.000% due 06/01/2042	4,900	3,723

Ohio State Water Development Authority Revenue Bonds, Series 2010
4.917% due 06/01/2042	2,500	2,535

		11,262

OREGON 1.4%

Oregon State Department of Administrative Services Revenue Bonds, Series 2009
5.000% due 04/01/2028	8,750	9,775

Oregon State Facilities Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	1,000	1,018

		10,793

PENNSYLVANIA 1.2%

Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2009
5.500% due 11/01/2031	2,000	2,182

Bucks County, Pennsylvania Centennial School District General Obligation Bonds, (FSA Insured), Series 2009
5.125% due 12/15/2032	3,250	3,558

Pennsylvania State Turnpike Commission Revenue Bonds, (AGC Insured), Series 2009
5.000% due 06/01/2039	3,000	3,110

		8,850

PUERTO RICO 0.1%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	800	53

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2010
5.375% due 08/01/2038	1,000	1,063

		1,116

RHODE ISLAND 0.2%

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	1,425	1,415

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH CAROLINA 2.4%

South Carolina State Public Service Authority Revenue Bonds, Series 2008
5.500% due 01/01/2038	$8,530	$9,566

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	6,000	7,921

		17,487

TENNESSEE 1.6%

Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	2,900	3,045

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2024	3,500	3,613
5.000% due 02/01/2025	3,000	3,049
5.000% due 02/01/2027	2,000	2,013

		11,720

TEXAS 21.4%

Carrollton-Farmers Branch, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
4.750% due 02/15/2032	5,000	5,269

Comal, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
5.000% due 02/01/2036	2,200	2,313

Conroe, Texas Independent School District General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,593

Denton, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	2,923

El Paso, Texas General Obligation Bonds, Series 2009
5.000% due 08/15/2025	1,530	1,715
5.500% due 08/15/2034	2,000	2,246

Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2034	20,000	6,852

Harris County, Texas Revenue Bonds, Series 2009
5.000% due 08/15/2038	10,000	10,609

Harrison County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2010
5.250% due 07/01/2028	1,500	1,490

Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	410	425

Houston, Texas Revenue Bonds, (AGC Insured), Series 2009
5.125% due 11/15/2032	5,595	6,152
5.250% due 11/15/2033	5,000	5,512

Lancaster, Texas Independent School District General Obligation Bonds, (FSA Insured), Series 2006
0.000% due 02/15/2024	2,250	1,160

North Central Texas State Health Facility Development Corp. Revenue Bonds, Series 2009
5.750% due 08/15/2039	2,500	2,736

North Texas State Tollway Authority Revenue Bonds, Series 2008
5.750% due 01/01/2033	1,250	1,336

Round Rock, Texas Independent School District General Obligation Bonds, Series 2009
5.250% due 08/01/2034	10,000	10,958

See Accompanying Notes	Semiannual Report	September 30, 2010	101

Schedule of Investments PIMCO Municipal Sector Portfolio (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Antonio, Texas Revenue Bonds, (NPFGC-FGIC Insured), Series 2007
4.500% due 05/15/2032	$400	$413

San Antonio, Texas Utilities Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 02/01/2030	7,070	7,405

San Antonio, Texas Water Revenue Bonds, (NPFGC Insured), Series 2005
4.750% due 05/15/2038	25,000	25,580

San Antonio, Texas Water System Revenue Bonds, Series 2009
5.250% due 05/15/2034	13,790	15,154

Spring, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2009
5.000% due 08/15/2034	9,500	10,261

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	9,099

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.857% due 02/15/2031	300	373

Texas State McLennan County Junior College District General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 08/15/2032	810	858

Texas State Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,525	1,748

Texas State SA Energy Acquisition Public Facility Corp. Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,153

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	$9,155	$3,205

Texas State Tarrant Regional Water District Revenue Bonds, (NPFGC-FGIC Insured), Series 2006
4.750% due 03/01/2029	5,000	5,255

Tyler, Texas Independent School District General Obligation Bonds, Series 2009
5.000% due 02/15/2034	3,000	3,217

University of Texas Revenue Bonds, Series 2006
4.750% due 08/15/2028	6,020	6,510

		158,520

VIRGINIA 0.2%

Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,101

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.500% due 06/01/2026	700	789

		1,890

WASHINGTON 2.5%

King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	1,320	1,367

King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2028	2,500	2,774

Washington State Central Puget Sound Regional Transportation Authority Revenue Bonds, Series 2007
5.000% due 11/01/2036	680	724

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington State Certificates of Participation Bonds, Series 2009
5.400% due 01/01/2028	$2,295	$2,527
5.500% due 01/01/2029	2,280	2,511

Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2026	10,480	5,483

Washington State Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	2,855

		18,241

WEST VIRGINIA 0.3%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,945	2,288

WISCONSIN 0.4%

Wisconsin State General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 05/01/2037	200	201

Wisconsin State Revenue Bonds, Series 2009
5.750% due 05/01/2033	2,750	3,111

		3,312

Total Municipal Bonds & Notes (Cost $728,337)		804,466

Total Investments 108.6% (Cost $728,337)		$804,466

Other Assets and Liabilities (Net) (8.6%)		(63,544)

Net Assets 100.0%		$740,922

Notes to Schedule of Investments (amounts in thousands):

(a)	When-Issued security.
(b)	Security becomes interest bearing at a future date.
(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Municipal Bonds & Notes
Alabama	$0	$553	$0	$553
Alaska	0	2,319	0	2,319
Arizona	0	23,537	0	23,537
Arkansas	0	1,119	0	1,119
California	0	179,140	0	179,140
Colorado	0	31,580	0	31,580
District of Columbia	0	16,246	0	16,246
Florida	0	22,713	0	22,713
Georgia	0	4,150	0	4,150
Hawaii	0	2,691	0	2,691
Illinois	0	69,806	0	69,806
Kansas	0	2,072	0	2,072
Kentucky	0	3,234	0	3,234
Louisiana	0	6,554	0	6,554
Maryland	0	7,167	0	7,167
Massachusetts	0	49,806	0	49,806
Michigan	0	13,915	0	13,915

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Minnesota	$0	$7,283	$0	$7,283
Missouri	0	5,998	0	5,998
Nebraska	0	11,080	0	11,080
New Jersey	0	13,554	0	13,554
New York	0	81,493	0	81,493
North Carolina	0	1,562	0	1,562
Ohio	0	11,262	0	11,262
Oregon	0	10,793	0	10,793
Pennsylvania	0	8,850	0	8,850
Puerto Rico	0	1,116	0	1,116
Rhode Island	0	1,415	0	1,415
South Carolina	0	17,487	0	17,487
Tennessee	0	11,720	0	11,720
Texas	0	158,520	0	158,520
Virginia	0	1,890	0	1,890
Washington	0	18,241	0	18,241
West Virginia	0	2,288	0	2,288
Wisconsin	0	3,312	0	3,312
Investments, at value	$0	$804,466	$0	$804,466

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

102	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments PIMCO Real Return Portfolio

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

International Lease Finance Corp.
6.750% due 03/17/2015	$1,500	$1,527

Total Bank Loan Obligations (Cost $1,473)		1,527

CORPORATE BONDS & NOTES 1.1%

BANKING & FINANCE 1.1%

Commonwealth Bank of Australia
0.789% due 06/25/2014	3,800	3,822

Dexia Credit Local
0.693% due 03/05/2013	8,400	8,375

GATX Financial Corp.
5.800% due 03/01/2016	1,000	1,101

Prudential Financial, Inc.
3.000% due 06/10/2013	1,400	1,392

SLM Corp.
3.053% due 03/01/2014	2,824	2,414

Vita Capital III Ltd.
1.653% due 01/01/2012	600	595

Total Corporate Bonds & Notes (Cost $17,478)		17,699

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	495	385

Total Municipal Bonds & Notes (Cost $475)		385

U.S. TREASURY OBLIGATIONS 100.7%

Treasury Inflation Protected Securities (a)
0.625% due 04/15/2013	928	954
1.250% due 04/15/2014	3,193	3,363
1.250% due 07/15/2020 (c)	249941	262,692
1.375% due 07/15/2018	22,444	24,059
1.375% due 01/15/2020	34,378	36,604
1.625% due 01/15/2015	38,716	41,418
1.625% due 01/15/2018	520	566

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 01/15/2028		$13,112	$13,902
1.875% due 07/15/2013		43,784	46,572
1.875% due 07/15/2015		78,200	85,109
1.875% due 07/15/2019		57,280	63,607
2.000% due 04/15/2012		57,585	59,632
2.000% due 01/15/2014		35,160	37,748
2.000% due 07/15/2014		60,257	65,243
2.000% due 01/15/2016		8,491	9,319
2.000% due 01/15/2026		13,598	14,956
2.125% due 01/15/2019		11,576	13,055
2.125% due 02/15/2040		38,430	42,924
2.375% due 04/15/2011		7,908	8,010
2.375% due 01/15/2017 (c)		61,620	69,563
2.375% due 01/15/2025		101,015	116,152
2.375% due 01/15/2027		17,372	20,053
2.500% due 07/15/2016		64,382	73,023
2.500% due 01/15/2029 (e)		40,211	47,449
2.625% due 07/15/2017		44,179	51,023
3.000% due 07/15/2012		35,005	37,201
3.375% due 01/15/2012		72,562	76,031
3.375% due 04/15/2032		20,880	28,188
3.625% due 04/15/2028 (e)		68,851	92,093
3.875% due 04/15/2029		76,519	106,385

Total U.S. Treasury Obligations (Cost $1,505,904)			1,546,894

MORTGAGE-BACKED SECURITIES 0.2%

Arkle Master Issuer PLC
1.519% due 05/17/2060		3,300	3,291

Total Mortgage-Backed Securities (Cost $3,300)			3,291

SOVEREIGN ISSUES 1.7%

Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	1,000	1,068
4.000% due 08/20/2015		800	1,304
4.000% due 08/20/2020		9,500	15,210

Canada Government CPI Linked Bond
4.250% due 12/01/2021	CAD	1,546	2,039

Canada Housing Trust No. 1
2.450% due 12/15/2015		5,000	4,907

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Export-Import Bank of Korea
0.754% due 10/04/2011	$1,300	$1,301

Total Sovereign Issues (Cost $23,976)		25,829

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Wells Fargo & Co.
7.500% due 12/31/2049	400	402

Total Convertible Preferred Securities (Cost $400)		402

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
0.010% due 10/01/2010	$2,213	2,213

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $2,262. Repurchase proceeds are $2,213.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 0.0%
	13,583	136

Total Short-Term Instruments (Cost $2,349)		2,349

Total Investments 104.0% (Cost $1,555,355)		$1,598,376

Written Options (g) (0.0%) (Premiums $491)		(474)

Other Assets and Liabilities (Net) (4.0%)		(61,343)

Net Assets 100.0%		$1,536,559

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Affiliated to the Portfolio.
(c)	Securities with an aggregate market value of $626 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $27,056 at a weighted average interest rate of 0.089%. On September 30, 2010, there were no open reverse repurchase agreements
(e)	Securities with an aggregate market value of $237 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	56	$13
90-Day Eurodollar March Futures	Long	03/2011	107	72
90-Day Eurodollar March Futures	Long	03/2012	55	23

				$108

(f)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
GATX Financial Corp.	CITI	(1.070%	)	03/20/2016	2.343%	$	1,000	$62	$0	$62

See Accompanying Notes	Semiannual Report	September 30, 2010	103

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
France Government Bond	BOA	0.250%	06/20/2015	0.761%	$	2,400	$(55)	$(46)	$(9)
France Government Bond	CITI	0.250%	06/20/2015	0.761%		5,000	(117)	(106)	(11)
General Electric Capital Corp.	BOA	1.000%	03/20/2011	1.112%		1,300	(1)	(9)	8
JPMorgan Chase & Co.	HSBC	1.000%	09/20/2011	0.341%		2,700	19	12	7
JPMorgan Chase & Co.	UBS	1.000%	09/20/2011	0.341%		2,300	16	10	6
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.581%		200	(1)	(3)	2
Republic of Italy Government Bond	DUB	1.000%	06/20/2015	1.937%		500	(20)	(12)	(8)
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.937%		600	(24)	(14)	(10)
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.610%		1,300	24	16	8
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%		2,000	36	24	12
United Kingdom Gilt	GSC	1.000%	06/20/2015	0.610%		8,300	150	91	59

							$27	$(37)	$64

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,800	$80	$0	$80
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,600	74	(4)	78
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		5,400	281	0	281
Pay	1-Month GBP-United Kingdom RPI Index	3.450%	09/15/2012	DUB	GBP	900	2	0	2

							$437	$(4)	$441

(g)	Written options outstanding on September 30, 2010:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$	38,500	$328	$257

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$2,300	$19	$29
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	12,000	108	152
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	2,800	36	36

						$163	$217

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2010	4	$119,000	$994
Sales	128	303,000	2,058
Closing Buys	(132)	(357,800)	(2,497)
Expirations	0	(8,600)	(64)
Exercised	0	0	0

Balance at 09/30/2010	0	$55,600	$491

104	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

(h)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	8,801	10/2010	BCLY	$162	$0	$162
Sell		805	10/2010	DUB	0	(64)	(64)
Sell		1,675	10/2010	RBS	0	(142)	(142)
Buy	CAD	126	11/2010	BOA	0	0	0
Sell		1,572	11/2010	DUB	9	0	9
Sell		4,557	11/2010	RBC	0	(67)	(67)
Sell		740	11/2010	RBS	4	0	4
Sell	EUR	1,913	11/2010	DUB	0	(157)	(157)
Sell	GBP	733	12/2010	CITI	0	(13)	(13)
Sell		157	12/2010	GSC	0	(2)	(2)
Sell		354	12/2010	UBS	0	(5)	(5)
Sell	JPY	932,392	12/2010	BCLY	0	(100)	(100)
Buy	KRW	511,561	11/2010	BCLY	18	0	18
Buy		211,374	11/2010	BOA	6	0	6
Buy		1,153,565	11/2010	CITI	24	0	24
Buy		174,390	11/2010	DUB	3	0	3
Buy		93,840	11/2010	GSC	2	0	2
Buy		757,601	11/2010	JPM	5	(2)	3
Buy		2,105,810	11/2010	MSC	21	0	21
Buy		85,490	11/2010	RBS	5	0	5
Sell		2,620,850	11/2010	RBS	5	0	5

					$264	$(552)	$(288)

(i)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio's assets and liabilities(2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$1,527	$0	$1,527
Corporate Bonds & Notes
Banking & Finance	0	17,699	0	17,699
Municipal Bonds & Notes
West Virginia	0	385	0	385
U.S. Treasury Obligations	0	1,546,894	0	1,546,894
Mortgage-Backed Securities	0	3,291	0	3,291
Sovereign Issues	0	25,829	0	25,829
Convertible Preferred Securities
Banking & Finance	402	0	0	402
Short-Term Instruments
Repurchase Agreements	0	2,213	0	2,213
PIMCO Short-Term Floating NAV Portfolio	136	0	0	136
Investments, at value	$538	$1,597,838	$0	$1,598,376

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$164	$0	$164
Foreign Exchange Contracts	0	264	0	264
Interest Rate Contracts	108	441	0	549
	$108	$869	$0	$977

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(38)	0	(38)
Foreign Exchange Contracts	0	(552)	0	(552)
Interest Rate Contracts	0	(257)	(217)	(474)
	$0	$(847)	$(217)	$(1,064)

Totals	$646	$1,597,860	$(217)	$1,598,289

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
Asset-Backed Securities	$924	$0	$(950)	$1	$(1)	$26	$0	$0	$0	$0
Financial Derivative Instruments (7) - Liabilities
Interest Rate Contracts	(41)	0	(144)	0	0	(32)	0	0	(217)	(54)

Totals	$883	$0	$(1,094)	$1	$(1)	$(6)	$0	$0	$(217)	$(54)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2010	105

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

September 30, 2010 (Unaudited)

(8)	Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(9)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(j)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$1	$0	$0	$0	$0	$1
Unrealized appreciation on foreign currency contracts	0	264	0	0	0	264
Unrealized appreciation on swap agreements	441	0	164	0	0	605

	$442	$264	$164	$0	$0	$870

Liabilities:
Written options outstanding	$474	$0	$0	$0	$0	$474
Unrealized depreciation on foreign currency contracts	0	552	0	0	0	552
Unrealized depreciation on swap agreements	0	0	38	0	0	38

	$474	$552	$38	$0	$0	$1,064

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$(538)	$64	$(22)	$0	$0	$(496)
Net realized gain on foreign currency transactions	0	1,807	0	0	0	1,807

	$(538)	$1,871	$(22)	$0	$0	$1,311

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(707)	$(13)	$192	$0	$0	$(528)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(543)	0	0	0	(543)

	$(707)	$(556)	$192	$0	$0	$(1,071)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $108 as reported in the Notes to Schedule of Investments.

106	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Portfolio

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 25.2%

BANKING & FINANCE 21.0%

American International Group, Inc.
5.050% due 10/01/2015 (e)	$20,000	$20,450
5.850% due 01/16/2018 (e)	2,600	2,704

Bear Stearns Cos. LLC
6.950% due 08/10/2012 (e)	5,863	6,484

Citigroup, Inc.
2.384% due 08/13/2013 (e)	15,000	15,118
6.000% due 02/21/2012	10,000	10,612
6.500% due 08/19/2013 (e)	15,000	16,585

CNA Financial Corp.
5.850% due 12/15/2014	3,000	3,220

Countrywide Financial Corp.
5.800% due 06/07/2012 (e)	10,000	10,628
6.250% due 05/15/2016 (e)	5,000	5,390

Credit Suisse
5.000% due 05/15/2013 (e)	6,500	7,087

DBS Bank Ltd.
0.596% due 05/16/2017 (e)	25,000	24,393

First Union National Bank of Florida
6.180% due 02/15/2036	600	658

Goldman Sachs Group, Inc.
0.604% due 02/06/2012	5,000	4,970
5.300% due 02/14/2012 (e)	7,000	7,365

ING Bank NV
1.089% due 03/30/2012 (e)	20,000	19,938

International Lease Finance Corp.
5.625% due 09/20/2013	5,000	4,931

iStar Financial, Inc.
5.950% due 10/15/2013	6,000	4,815

JPMorgan Chase & Co.
5.375% due 10/01/2012	8,450	9,146

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	4,000	885
6.200% due 09/26/2014 (a)	5,000	1,131
7.000% due 09/27/2027 (a)	2,000	453

Merrill Lynch & Co., Inc.
6.050% due 08/15/2012 (e)	11,777	12,645

Morgan Stanley
0.780% due 01/09/2012 (e)	25,000	24,858
0.975% due 10/18/2016 (e)	5,000	4,400
1.006% due 10/15/2015 (e)	3,000	2,755

ORIX Corp.
5.480% due 11/22/2011 (e)	5,000	5,203

Residential Capital LLC
8.000% due 02/22/2011	5,000	5,025

Royal Bank of Scotland Group PLC
2.759% due 08/23/2013 (e)	28,500	29,100
3.950% due 09/21/2015	10,000	10,119

SLM Corp.
0.728% due 10/25/2011	8,000	7,635
8.000% due 03/25/2020	1,300	1,292
8.450% due 06/15/2018	4,000	4,045

UBS AG
4.875% due 08/04/2020	11,500	12,150

		296,190

INDUSTRIALS 3.6%

American Airlines Pass-Through Trust 2001-02
7.858% due 04/01/2013	15,000	15,713

AutoZone, Inc.
5.875% due 10/15/2012	3,000	3,262

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Boston Scientific Corp.
6.000% due 06/15/2011	$2,500	$2,571

Kerr-McGee Corp.
6.875% due 09/15/2011	4,000	4,159

Lennar Corp.
5.950% due 10/17/2011	3,000	3,052

Northwest Airlines 2000-1 Class G Pass Through Trust
7.150% due 04/01/2021	13,288	12,740

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	2,500	2,776

Sealed Air Corp.
5.625% due 07/15/2013	5,000	5,341

UAL 2007-1 Pass-Through Trust
6.636% due 01/02/2024	1,304	1,300

		50,914

UTILITIES 0.6%

Consumers Energy Co.
5.000% due 02/15/2012	3,000	3,156

DPL, Inc.
6.875% due 09/01/2011 (e)	2,500	2,633

Progress Energy, Inc.
7.100% due 03/01/2011	3,348	3,432

		9,221

Total Corporate Bonds & Notes (Cost $359,693)		356,325

MUNICIPAL BONDS & NOTES 0.4%

MICHIGAN 0.4%

Michigan State Municipal Bond Authority Revenue Notes, Series 2010
5.000% due 03/21/2011	5,000	5,004

Total Municipal Bonds & Notes (Cost $5,002)		5,004

U.S. GOVERNMENT AGENCIES 15.5%

Fannie Mae
0.316% due 12/25/2036 (e)	657	648
0.376% due 03/25/2034 (e)	373	370
0.406% due 10/25/2035 (e)	3,458	3,377
0.456% due 05/25/2035 (e)	132	131
0.556% due 01/25/2034 (e)	104	104
0.606% due 02/25/2033 - 02/25/2044 (e)	4,003	4,004
0.656% due 08/25/2017 - 12/25/2033 (e)	1,522	1,526
0.656% due 06/25/2032 - 03/25/2033	109	110
0.657% due 11/17/2030 - 05/18/2032 (e)	330	331
0.696% due 05/25/2036 (e)	401	402
0.706% due 10/25/2030 - 02/25/2033 (e)	678	681
0.707% due 10/18/2030 (e)	213	214
0.731% due 09/17/2027 (e)	120	121
0.756% due 05/25/2023 - 01/25/2033 (e)	1,749	1,760
0.757% due 11/18/2030 - 05/18/2032 (e)	605	608
0.781% due 12/25/2013 (e)	28	28
0.806% due 12/25/2030 (e)	109	110
0.831% due 12/25/2021 (e)	104	105
0.881% due 04/25/2022 - 12/25/2023 (e)	178	180
0.886% due 04/25/2031	533	537
0.906% due 09/25/2023 - 11/25/2031 (e)	423	427
0.931% due 10/25/2022 (e)	114	115

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.956% due 04/25/2032 (e)	$264	$267
0.975% due 03/25/2027 (e)	726	742
0.981% due 09/25/2022 (e)	36	37
0.988% due 03/25/2027 (e)	322	319
1.031% due 05/25/2022 (e)	155	158
1.081% due 09/25/2020 (e)	87	89
1.111% due 01/25/2022 (e)	138	140
1.256% due 04/25/2032 (e)	156	159
1.281% due 12/25/2023 (e)	722	734
1.431% due 04/25/2023 - 10/25/2023 (e)	358	367
1.481% due 05/25/2022 - 01/25/2024 (e)	564	576
1.586% due 07/01/2042 - 07/01/2044 (e)	1,741	1,749
1.588% due 03/01/2044 (e)	343	347
1.635% due 10/01/2033 (e)	153	154
1.636% due 09/01/2041 (e)	88	88
1.699% due 10/01/2034 (e)	604	622
1.786% due 09/01/2040	23	24
1.796% due 04/01/2033 (e)	432	441
1.819% due 05/01/2034 (e)	205	209
1.835% due 07/01/2033 (e)	308	308
1.843% due 05/01/2035 (e)	361	372
1.904% due 07/01/2036 (e)	319	331
1.905% due 06/01/2020	5	5
1.915% due 12/01/2032 - 01/01/2034 (e)	325	335
1.928% due 06/01/2034 (e)	86	88
1.953% due 06/01/2033 (e)	310	314
1.957% due 06/01/2035 (e)	264	272
1.965% due 05/01/2034 (e)	197	202
1.996% due 07/01/2036 (e)	907	936
1.998% due 01/01/2035 (e)	324	337
2.015% due 09/01/2034 (e)	178	186
2.016% due 08/01/2028 (e)	347	360
2.040% due 03/25/2022	20	20
2.080% due 01/01/2035	25	26
2.085% due 07/01/2035 (e)	503	520
2.090% due 10/01/2032 (e)	73	75
2.119% due 01/01/2033 (e)	52	54
2.120% due 04/01/2028 (e)	120	122
2.122% due 09/01/2033 (e)	204	213
2.131% due 01/01/2035 (e)	135	141
2.134% due 05/01/2032 (e)	105	108
2.140% due 10/25/2021 (e)	54	55
2.162% due 07/01/2033 (e)	460	479
2.163% due 07/01/2034 (e)	815	850
2.184% due 07/01/2035 (e)	87	90
2.185% due 07/01/2035 (e)	118	123
2.205% due 07/01/2034 (e)	351	366
2.245% due 08/01/2036 (e)	154	161
2.253% due 07/01/2033 (e)	332	345
2.256% due 04/01/2035 (e)	105	109
2.262% due 02/01/2035 (e)	462	483
2.275% due 09/01/2033	109	109
2.285% due 08/01/2035 - 10/01/2035 (e)	1,354	1,411
2.316% due 11/01/2022	36	37
2.320% due 04/01/2034 (e)	61	64
2.328% due 11/01/2035 (e)	168	171
2.340% due 11/01/2035 (e)	300	307
2.358% due 11/01/2035 (e)	120	123
2.375% due 09/01/2032 - 08/01/2034 (e)	572	592
2.400% due 01/01/2034	9	10
2.420% due 04/01/2034 (e)	204	214
2.421% due 01/01/2033	20	20
2.459% due 02/01/2035 (e)	278	290
2.462% due 05/01/2033 (e)	45	47
2.476% due 09/01/2033 (e)	122	126
2.500% due 05/01/2032 - 05/01/2033 (e)	276	289
2.512% due 02/01/2035 (e)	157	164
2.530% due 08/01/2033 (e)	129	134
2.535% due 09/01/2034 (e)	484	508

See Accompanying Notes	Semiannual Report	September 30, 2010	107

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.539% due 01/01/2033 - 04/01/2035 (e)	$225	$236
2.540% due 08/01/2046 (e)	714	750
2.550% due 03/01/2035	42	43
2.558% due 11/01/2026 (e)	424	443
2.560% due 01/01/2036 (e)	598	624
2.568% due 04/01/2033 (e)	253	264
2.569% due 02/01/2035 (e)	254	266
2.574% due 06/01/2035 (e)	1,494	1,564
2.577% due 02/01/2035 (e)	299	312
2.584% due 04/01/2035 (e)	224	234
2.589% due 02/01/2034 (e)	541	567
2.611% due 03/01/2034 (e)	31	33
2.615% due 08/01/2033 (e)	423	442
2.620% due 05/01/2035 (e)	209	218
2.625% due 06/01/2019	30	31
2.625% due 05/01/2034 - 04/01/2035 (e)	591	618
2.630% due 07/01/2034 - 12/01/2034 (e)	283	295
2.639% due 07/01/2035 (e)	181	188
2.641% due 03/01/2035 (e)	713	748
2.642% due 11/01/2031	45	47
2.644% due 04/01/2033	6	7
2.650% due 01/01/2033 (e)	48	50
2.652% due 07/01/2034 (e)	335	351
2.653% due 01/01/2034 (e)	80	84
2.657% due 11/01/2032 (e)	284	295
2.659% due 08/01/2033 (e)	221	231
2.663% due 07/01/2035	12	13
2.666% due 11/01/2032	4	4
2.668% due 07/01/2018	24	25
2.671% due 02/01/2032 (e)	195	204
2.680% due 03/01/2033 (e)	271	282
2.685% due 03/01/2033 (e)	30	31
2.688% due 09/01/2033 (e)	192	201
2.689% due 06/01/2034	14	15
2.690% due 07/01/2035 (e)	162	169
2.692% due 07/01/2026 (e)	593	625
2.694% due 06/01/2034 (e)	61	64
2.701% due 06/01/2030 (e)	34	35
2.703% due 03/01/2034 (e)	923	963
2.709% due 08/01/2033	8	9
2.720% due 06/01/2034 (e)	370	387
2.721% due 02/01/2034 (e)	395	416
2.726% due 01/01/2033 (e)	69	72
2.745% due 01/01/2033 (e)	153	158
2.751% due 07/01/2033 (e)	33	34
2.752% due 12/01/2032 (e)	301	315
2.753% due 11/01/2034 (e)	70	73
2.754% due 03/01/2036 (e)	363	381
2.758% due 06/01/2030	3	3
2.768% due 10/01/2033 (e)	624	656
2.775% due 05/01/2030 - 09/01/2032 (e)	215	221
2.776% due 06/01/2035 (e)	83	87
2.794% due 08/01/2034 (e)	591	621
2.805% due 08/01/2035 (e)	214	224
2.809% due 09/01/2033 (e)	144	151
2.825% due 08/01/2035 (e)	549	577
2.827% due 03/01/2034 (e)	535	560
2.856% due 11/01/2034 (e)	72	75
2.865% due 06/01/2027	17	18
2.871% due 11/01/2033 (e)	358	372
2.875% due 01/01/2035 (e)	524	549
2.878% due 11/01/2034 (e)	493	517
2.894% due 01/01/2035 (e)	260	271
2.896% due 11/01/2032 (e)	92	96
2.919% due 09/01/2029 - 04/01/2035 (e)	407	427
2.921% due 10/01/2035 (e)	489	514
2.953% due 04/25/2023 (e)	43	45
2.955% due 11/01/2034 (e)	96	100
2.964% due 10/01/2035 (e)	155	163
2.970% due 04/01/2033 (e)	394	413
2.980% due 01/01/2033	16	17

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.985% due 01/01/2035 (e)	$439	$461
3.008% due 12/01/2034 (e)	214	223
3.010% due 10/01/2034 (e)	117	123
3.017% due 10/01/2024 (e)	32	32
3.018% due 04/01/2024	13	13
3.034% due 03/01/2035 (e)	607	636
3.047% due 07/01/2027 - 11/01/2040	108	110
3.048% due 02/01/2034 (e)	224	235
3.060% due 11/01/2024 (e)	148	155
3.075% due 07/01/2022 - 08/01/2032	22	22
3.163% due 11/01/2034 (e)	196	206
3.173% due 10/01/2043	25	26
3.181% due 11/01/2033 (e)	449	471
3.204% due 12/01/2030	6	6
3.266% due 12/01/2033 (e)	312	327
3.276% due 04/01/2040 (e)	919	988
3.327% due 12/01/2033 (e)	794	831
3.359% due 12/01/2035 (e)	170	178
3.375% due 07/01/2017	23	24
3.451% due 12/01/2033 (e)	528	553
3.500% due 09/01/2013 (e)	75	77
3.530% due 01/01/2019 (e)	320	327
3.653% due 05/01/2036 (e)	1,198	1,203
3.679% due 09/01/2033 (e)	1,649	1,728
3.754% due 11/01/2033 (e)	365	379
3.764% due 09/01/2035 (e)	817	822
3.781% due 05/01/2037 (e)	929	967
3.807% due 09/01/2033 - 02/01/2035 (e)	685	704
3.909% due 05/01/2036 (e)	299	301
3.945% due 11/01/2033 (e)	529	553
3.950% due 07/01/2019	19	19
4.000% due 11/01/2010 - 02/01/2011	22	22
4.000% due 05/01/2011 - 09/01/2035 (e)	1,522	1,561
4.026% due 07/01/2029 (e)	33	34
4.052% due 03/01/2035 (e)	571	584
4.088% due 09/01/2035 (e)	904	943
4.089% due 12/01/2018 (e)	28	30
4.113% due 05/01/2036 (e)	371	378
4.200% due 07/01/2035 (e)	78	82
4.212% due 04/01/2034 (e)	131	136
4.416% due 11/01/2033 (e)	1,372	1,449
4.443% due 03/01/2034 (e)	480	504
4.451% due 08/25/2042 (e)	96	100
4.453% due 09/01/2033 (e)	481	496
4.466% due 04/01/2036 (e)	728	767
4.482% due 04/01/2036 (e)	462	484
4.500% due 01/25/2012 - 05/25/2029 (e)	5,098	5,253
4.500% due 02/01/2013 - 09/25/2018	38	39
4.508% due 10/01/2033 (e)	1,135	1,191
4.583% due 10/01/2033 (e)	191	198
4.590% due 09/01/2018	21	22
4.612% due 09/01/2017 (e)	28	29
4.647% due 07/01/2019	21	22
4.654% due 06/01/2033 (e)	353	372
4.775% due 04/01/2018	1	1
4.809% due 01/01/2035 (e)	2,781	2,898
4.842% due 04/01/2035 (e)	70	74
4.850% due 02/01/2013 (e)	81	85
4.850% due 12/01/2018	18	19
4.880% due 06/01/2021	31	31
4.885% due 11/01/2043 (e)	133	138
4.926% due 12/01/2035 (e)	132	138
4.941% due 05/01/2037 (e)	535	564
4.974% due 02/01/2034 (e)	214	223
4.987% due 01/01/2035 (e)	3,964	4,180
5.000% due 05/01/2012 - 04/01/2014	55	57
5.000% due 09/01/2013 - 11/25/2035 (e)	2,746	2,840

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.031% due 07/01/2036 (e)	$217	$228
5.068% due 03/01/2033 (e)	160	170
5.084% due 11/01/2036 (e)	198	209
5.111% due 04/01/2037 (e)	183	193
5.217% due 01/01/2037 (e)	28	29
5.255% due 05/01/2035 - 03/01/2037 (e)	1,132	1,205
5.278% due 12/01/2035	13	13
5.278% due 05/01/2036 (e)	306	321
5.327% due 12/01/2032 (e)	150	160
5.331% due 08/01/2024	14	15
5.368% due 03/01/2038 (e)	933	1,000
5.413% due 07/01/2019	17	17
5.415% due 10/01/2032 (e)	203	217
5.436% due 12/01/2035 (e)	514	535
5.451% due 01/01/2036 (e)	107	114
5.488% due 03/01/2036 (e)	189	199
5.497% due 01/01/2036 (e)	32	34
5.500% due 03/01/2012 - 02/01/2036 (e)	2,324	2,452
5.507% due 04/01/2036 (e)	33	35
5.536% due 12/01/2036 (e)	704	747
5.566% due 06/01/2037	435	465
5.616% due 10/01/2012	7	8
5.643% due 12/01/2035 (e)	527	551
5.679% due 12/01/2036 (e)	81	86
5.708% due 07/01/2037	935	998
5.811% due 06/01/2036	526	557
5.812% due 07/01/2037 (e)	342	366
5.927% due 05/01/2036 (e)	498	534
5.950% due 02/25/2044 (e)	1,393	1,517
6.000% due 09/25/2014 - 08/25/2044 (e)	1,331	1,400
6.004% due 07/01/2017	21	22
6.132% due 02/01/2037 (e)	198	210
6.189% due 09/01/2036 (e)	35	37
6.250% due 05/25/2042 (e)	81	92
6.500% due 01/01/2016 - 11/25/2023	42	46
6.500% due 07/25/2021 - 01/25/2044 (e)	3,330	3,760
6.750% due 02/01/2015	4	4
7.000% due 02/01/2011	2	2
7.000% due 09/01/2011 - 02/25/2044 (e)	769	839
7.010% due 11/01/2014	13	13
7.075% due 01/01/2018	21	21
7.500% due 12/01/2014 - 05/25/2042 (e)	147	164
7.500% due 05/01/2028	20	22
8.000% due 08/25/2022 - 10/01/2026 (e)	324	378
9.000% due 03/25/2020 - 01/01/2026 (e)	280	324
9.500% due 07/01/2021 (e)	86	99

Federal Housing Administration
7.430% due 07/01/2018 - 07/25/2022	591	591
8.360% due 06/01/2012	9	9

Freddie Mac
0.507% due 07/15/2034 (e)	528	527
0.516% due 08/25/2031	674	627
0.536% due 09/25/2031	752	712
0.557% due 04/15/2035	7	7
0.557% due 03/15/2036 (e)	35	35
0.606% due 06/25/2029	175	152
0.607% due 02/15/2018 - 03/15/2029 (e)	1,696	1,699
0.656% due 05/25/2043 (e)	2,325	2,348
0.657% due 07/15/2026 - 01/15/2033 (e)	547	549
0.707% due 08/15/2029 - 12/15/2032 (e)	2,172	2,182
0.757% due 01/15/2032 (e)	52	52
0.762% due 03/15/2024 - 09/15/2026 (e)	349	349

108	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.807% due 08/15/2029 - 03/15/2032 (e)	$3,342	$3,363
0.812% due 05/15/2023 - 10/15/2026 (e)	664	665
0.857% due 06/15/2029 - 12/15/2031 (e)	1,075	1,081
0.912% due 08/15/2022 - 03/15/2023 (e)	501	501
1.012% due 04/15/2022 (e)	87	87
1.209% due 03/15/2029 (e)	625	634
1.586% due 10/25/2044 - 02/25/2045 (e)	968	1,002
1.786% due 07/25/2044 (e)	5,184	5,199
1.961% due 12/01/2035 (e)	200	206
2.040% due 09/01/2034 (e)	171	176
2.303% due 10/15/2013 (e)	68	69
2.314% due 04/01/2035 (e)	1,411	1,463
2.364% due 08/01/2033 (e)	82	85
2.375% due 02/01/2035 (e)	299	307
2.416% due 03/01/2035 (e)	241	253
2.472% due 04/01/2036 (e)	468	492
2.495% due 02/01/2034 (e)	476	495
2.500% due 11/01/2029 (e)	189	198
2.510% due 10/01/2029 (e)	30	31
2.512% due 01/01/2028	15	16
2.516% due 03/01/2030 (e)	101	106
2.600% due 04/01/2034 (e)	602	629
2.605% due 01/01/2034 - 04/01/2034 (e)	3,783	3,948
2.606% due 03/01/2034 - 05/01/2034 (e)	1,040	1,085
2.607% due 08/01/2034 (e)	956	997
2.615% due 12/01/2033 (e)	267	277
2.624% due 03/01/2032 - 02/01/2035 (e)	760	794
2.625% due 04/01/2032 (e)	482	505
2.626% due 12/01/2032 (e)	94	98
2.627% due 12/01/2033 (e)	204	212
2.637% due 11/01/2034 (e)	1,557	1,616
2.638% due 10/01/2027	33	34
2.645% due 12/01/2033 (e)	292	304
2.673% due 07/01/2033 (e)	97	102
2.679% due 08/01/2036 (e)	352	369
2.693% due 07/01/2034 (e)	279	291
2.704% due 10/01/2033 (e)	148	154
2.716% due 11/01/2033 (e)	98	102
2.719% due 10/01/2033 (e)	975	1,015
2.724% due 11/01/2033 - 11/01/2034 (e)	715	744
2.725% due 09/01/2030 (e)	130	137
2.730% due 10/01/2034 (e)	557	580
2.736% due 08/01/2035 (e)	778	815
2.741% due 06/01/2036 (e)	414	418
2.754% due 07/01/2033 (e)	927	970
2.759% due 01/01/2030 (e)	301	316
2.764% due 11/01/2034 (e)	728	760
2.766% due 10/01/2034 (e)	1,040	1,082
2.770% due 08/01/2035	20	21
2.771% due 04/01/2034	24	25
2.786% due 04/01/2035 (e)	155	163
2.793% due 08/01/2015 (e)	35	36
2.804% due 06/01/2035 (e)	77	81
2.809% due 12/01/2034 (e)	51	53
2.810% due 07/01/2035 (e)	32	33
2.832% due 09/01/2034 (e)	249	258
2.854% due 09/01/2034 (e)	100	105
2.864% due 01/01/2030 (e)	150	155
2.877% due 09/01/2035 (e)	218	227
2.880% due 09/01/2034 (e)	1,168	1,220
2.913% due 08/01/2035 (e)	988	1,036
2.939% due 08/01/2023	20	21
2.959% due 03/01/2035 (e)	447	472
2.962% due 03/01/2035 (e)	314	329
2.998% due 11/01/2031 (e)	151	157
3.027% due 05/01/2035 (e)	660	694
3.037% due 01/01/2035 (e)	59	63

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.047% due 02/01/2019 (e)	$86	$88
3.073% due 12/01/2034 (e)	1,809	1,889
3.112% due 05/01/2035 (e)	491	511
3.120% due 09/01/2035 (e)	82	86
3.211% due 11/01/2034 (e)	345	359
3.490% due 12/01/2024 (e)	248	256
3.494% due 09/01/2035 (e)	66	69
3.500% due 03/15/2018	25	26
3.536% due 09/01/2035 (e)	337	339
3.549% due 11/01/2024 (e)	238	239
3.570% due 08/01/2036 (e)	1,345	1,404
3.624% due 12/01/2034 (e)	70	73
3.700% due 12/01/2034 (e)	304	314
3.754% due 09/01/2035 (e)	487	503
3.792% due 07/01/2036 (e)	645	657
4.000% due 09/15/2015 - 10/15/2026 (e)	2,497	2,557
4.185% due 01/01/2034 (e)	4,845	5,056
4.500% due 08/01/2013 - 08/15/2034 (e)	5,067	5,164
4.500% due 01/15/2016 - 08/15/2026	113	114
4.637% due 09/01/2035 (e)	224	231
4.650% due 12/01/2035 (e)	54	56
4.750% due 12/15/2016 - 01/15/2031 (e)	145	148
4.759% due 11/01/2034 (e)	2,271	2,361
4.811% due 02/01/2035 (e)	1,147	1,205
4.856% due 07/01/2035 (e)	813	852
4.881% due 01/01/2035 (e)	535	560
4.902% due 01/01/2036 (e)	80	85
4.932% due 07/01/2033 (e)	34	36
4.994% due 08/01/2035 (e)	378	401
5.000% due 11/15/2011 - 08/15/2025 (e)	1,419	1,454
5.000% due 10/01/2012	22	23
5.016% due 12/01/2035 (e)	411	427
5.023% due 05/01/2033	20	21
5.041% due 10/01/2034	14	15
5.051% due 02/01/2036 (e)	55	57
5.062% due 07/01/2019	8	9
5.062% due 01/01/2036 (e)	302	315
5.185% due 11/01/2033 (e)	1,375	1,457
5.211% due 06/01/2035	13	13
5.214% due 10/01/2035 (e)	812	842
5.215% due 03/01/2036 (e)	1,124	1,173
5.223% due 11/01/2034 (e)	498	522
5.228% due 02/01/2036 (e)	80	83
5.273% due 09/01/2035 - 02/01/2036 (e)	384	408
5.279% due 02/01/2037 (e)	71	75
5.333% due 04/01/2036 (e)	225	237
5.335% due 12/01/2036 (e)	542	574
5.397% due 11/01/2036 (e)	1,497	1,571
5.419% due 02/01/2036 (e)	141	148
5.446% due 02/01/2036	9	9
5.500% due 07/01/2012 - 10/15/2032 (e)	2,166	2,298
5.500% due 10/01/2012 - 08/15/2030	67	69
5.589% due 12/01/2036 (e)	2,234	2,375
5.612% due 12/01/2035 (e)	404	424
5.665% due 03/01/2036 (e)	80	86
5.688% due 03/01/2036 (e)	570	599
5.722% due 11/01/2035	9	10
5.750% due 11/01/2036 (e)	65	68
5.754% due 01/01/2037 (e)	51	54
5.834% due 04/01/2037 (e)	1,196	1,264
5.958% due 07/01/2036	17	18
5.971% due 11/01/2036 (e)	45	48
6.000% due 04/01/2016 - 05/01/2035 (e)	4,117	4,371
6.000% due 01/15/2029	19	20
6.040% due 01/01/2037 (e)	72	77
6.250% due 12/15/2023 (e)	36	41
6.415% due 01/01/2037 (e)	200	212

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 05/15/2012	$6	$6
7.000% due 06/01/2017	4	4
7.000% due 10/15/2022 - 07/15/2027 (e)	438	498
8.500% due 11/15/2021 (e)	303	365

Ginnie Mae
0.457% due 01/16/2031 (e)	85	85
0.607% due 06/20/2032 (e)	100	101
0.657% due 03/16/2029 - 02/16/2032 (e)	1,026	1,027
0.707% due 03/16/2031 (e)	148	148
0.757% due 04/16/2030 - 04/16/2032 (e)	243	245
0.807% due 10/16/2029 (e)	123	123
3.125% due 10/20/2029 (e)	1,210	1,249
3.250% due 01/20/2030	14	15
3.375% due 02/20/2025	23	24
3.375% due 01/20/2027 - 04/20/2033 (e)	815	842
3.625% due 07/20/2026 - 09/20/2032 (e)	1,601	1,657
4.500% due 08/20/2035 (e)	182	188
6.000% due 01/15/2032 - 03/15/2032	11	13
8.000% due 06/20/2025	2	2
8.500% due 12/20/2026 - 11/20/2027	33	40

Total U.S. Government Agencies (Cost $211,239)		218,768

U.S. TREASURY OBLIGATIONS 0.0%

U.S. Treasury Notes
2.375% due 08/31/2014	700	739

Total U.S. Treasury Obligations (Cost $734)		739

MORTGAGE-BACKED SECURITIES 69.0%

ABN AMRO Mortgage Corp.
5.000% due 07/25/2018	775	806

Adjustable Rate Mortgage Trust
0.506% due 10/25/2035	27	18
0.626% due 02/25/2035	1,025	910
0.996% due 01/25/2035	515	497
2.920% due 01/25/2035	2,064	1,969
3.117% due 03/25/2035	23	22
4.874% due 01/25/2035	5,447	5,483
5.323% due 11/25/2035	772	619

American Home Mortgage Assets
0.466% due 10/25/2046	2,009	1,027

American Home Mortgage Investment Trust
0.606% due 02/25/2044	18	18
2.034% due 09/25/2045	981	869
2.159% due 09/25/2035	25,000	23,852
2.281% due 02/25/2044	78	78
2.550% due 10/25/2034	783	684
2.678% due 02/25/2045	2,409	2,189

Arkle Master Issuer PLC
0.459% due 02/17/2052	29,000	28,651

Banc of America Alternative Loan Trust
0.756% due 04/25/2033	576	549
5.000% due 06/25/2019	1,065	1,086
6.000% due 04/25/2036	1,591	1,471

Banc of America Commercial Mortgage, Inc.
5.634% due 04/10/2049	1,100	1,143

Banc of America Funding Corp.
0.337% due 07/20/2036	280	279
0.477% due 07/20/2036	712	519
2.940% due 03/20/2035	129	126
3.342% due 11/20/2034	5,074	4,152
5.319% due 11/20/2035	666	477

See Accompanying Notes	Semiannual Report	September 30, 2010	109

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Large Loan, Inc.
0.767% due 08/15/2029	$10,323	$9,502

Banc of America Mortgage Securities, Inc.
2.958% due 05/25/2033	1,351	1,364
3.008% due 04/25/2034	566	551
3.111% due 09/25/2033	13,159	12,915
3.168% due 09/25/2033	678	687
3.414% due 10/25/2034	89	84
3.499% due 01/25/2034	174	165
3.577% due 11/25/2034	79	75
3.605% due 11/25/2033	389	369
3.609% due 02/25/2033	428	363
3.735% due 01/25/2035	205	182
3.804% due 02/25/2034	1,726	1,628
5.000% due 12/25/2018	163	167
5.189% due 10/25/2035	641	592
6.500% due 09/25/2033	1,098	1,137

BCAP LLC Trust
0.384% due 07/26/2036	12,453	11,916
0.448% due 12/21/2046	6,153	5,928
0.474% due 02/26/2036	12,038	10,349
2.670% due 10/26/2035	7,567	7,139
2.856% due 05/20/2035	8,781	8,737
2.890% due 07/26/2036	11,683	11,574
3.221% due 09/26/2035	10,108	9,673
4.040% due 11/26/2035	3,933	3,905
4.501% due 11/26/2035	10,700	9,718
5.000% due 07/26/2035	9,704	10,014
5.000% due 10/26/2037	3,721	3,759
5.055% due 02/26/2036	16,874	16,679
5.076% due 10/26/2036	5,994	6,087
5.189% due 11/26/2045	11,060	10,936
5.240% due 05/26/2036	9,618	9,611
5.250% due 06/26/2035	10,810	11,143
5.250% due 05/26/2037	414	421
5.267% due 03/26/2037	4,127	4,133
5.286% due 10/26/2035	4,373	4,496
5.293% due 05/26/2037	10,584	10,959
5.347% due 05/26/2047	10,827	11,113
5.432% due 12/26/2036	9,422	9,522
5.442% due 07/26/2036	5,207	4,923
5.490% due 04/26/2037	4,994	5,093
5.496% due 04/26/2037	8,238	8,210
5.500% due 12/26/2035	14,044	14,041
5.500% due 02/26/2036	7,475	7,795
5.580% due 06/26/2037	3,842	3,978
5.665% due 07/26/2037	4,086	4,093
5.746% due 02/26/2037	5,422	5,454
5.769% due 07/26/2037	4,120	4,168
5.815% due 07/26/2037	6,944	7,023
5.844% due 05/26/2037	10,899	10,980
5.871% due 07/26/2037	5,749	5,861
5.911% due 06/26/2047	5,648	5,710
6.500% due 02/26/2036	9,423	9,858
6.539% due 08/26/2037	12,502	13,196

Bear Stearns Adjustable Rate Mortgage Trust
2.550% due 10/25/2035	4,481	3,963
2.760% due 03/25/2035	3,520	3,363
2.775% due 08/25/2033	677	660
2.849% due 10/25/2033	107	105
2.939% due 11/25/2034	2,268	2,152
2.961% due 04/25/2033	471	464
3.063% due 10/25/2035	14,623	13,953
3.064% due 10/25/2034	318	302
3.076% due 05/25/2033	2	2
3.199% due 10/25/2034	6,330	5,244
3.284% due 01/25/2035	251	221
3.308% due 07/25/2034	222	204
3.333% due 02/25/2034	1,436	1,325
3.349% due 01/25/2034	1,175	1,130
3.399% due 02/25/2033	19	18
3.550% due 01/25/2034	534	533
4.226% due 02/25/2034	319	314
4.791% due 10/25/2033	4	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.880% due 10/25/2033	$3	$3
5.007% due 01/25/2035	212	213
5.462% due 04/25/2033	105	104
5.671% due 02/25/2033	70	70

Bear Stearns Alt-A Trust
0.416% due 02/25/2034	1,246	961
0.426% due 08/25/2036	25	12
2.848% due 05/25/2035	169	132
2.881% due 11/25/2035	44	4
5.386% due 11/25/2036	749	466

Bear Stearns Commercial Mortgage Securities
5.016% due 02/11/2044	1,365	1,394
5.243% due 12/11/2038	800	777
6.440% due 06/16/2030	7	7

Chase Mortgage Finance Corp.
3.154% due 02/25/2037	5,363	3,111
5.184% due 12/25/2035	1,071	1,021
5.250% due 01/25/2034	44	45
5.294% due 12/25/2035	410	364

Citicorp Mortgage Securities, Inc.
5.000% due 02/25/2035	200	193
5.250% due 06/25/2034	21	21
5.500% due 09/25/2035	444	440

Citigroup Mortgage Loan Trust, Inc.
1.056% due 08/25/2035	698	457
1.728% due 08/25/2034	36	35
2.650% due 12/25/2035	575	523
3.204% due 03/25/2034	160	160
4.900% due 12/25/2035	1,886	1,763

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	579	442

Commercial Mortgage Pass-Through Certificates
0.437% due 06/15/2022	10,000	9,042
0.757% due 07/16/2034	11,126	10,869

Countrywide Alternative Loan Trust
0.446% due 09/25/2046	1,366	808
0.456% due 06/25/2037	4,374	2,453
0.467% due 07/20/2046	1,796	829
0.656% due 03/25/2034	229	218
1.370% due 02/25/2036	733	492
1.696% due 07/20/2035	780	471
3.834% due 06/25/2037	6,898	1,035
5.303% due 10/25/2035	462	387
5.500% due 02/25/2034	205	207
5.931% due 08/25/2036	984	998

Countrywide Home Loan Mortgage Pass-Through Trust
0.606% due 08/25/2035	718	525
0.796% due 02/25/2035	482	404
2.866% due 11/19/2033	41	31
2.891% due 06/20/2035	765	637
2.935% due 08/25/2034	7,147	6,615
3.040% due 08/25/2034	5,152	4,376
3.069% due 04/20/2035	5,877	5,631
3.321% due 08/25/2033	502	455
3.466% due 11/25/2034	8,668	7,508
4.126% due 11/19/2033	331	333
4.500% due 10/25/2018	90	92
4.713% due 12/25/2033	443	451
5.000% due 05/25/2034	1,106	1,135
5.250% due 02/20/2036	100	64
5.500% due 10/25/2035	2,595	2,339
5.500% due 11/25/2035	981	841
5.850% due 05/25/2036	17	17

Credit Suisse First Boston Mortgage Securities Corp.
1.993% due 07/25/2033	120	115
2.494% due 07/25/2033	1,067	1,010
2.692% due 10/25/2033	3,216	3,200
2.835% due 01/25/2034	4,631	4,326
2.844% due 11/25/2032	36	35
5.296% due 03/25/2034	95	82

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 08/25/2034	$81	$83
6.500% due 04/25/2033	173	178
6.574% due 12/15/2035	3,500	3,672

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	800	800
5.769% due 07/26/2037	13,076	13,553
7.000% due 08/26/2036	12,665	13,505

CW Capital Cobalt Ltd.
5.223% due 08/15/2048	20,000	20,518
5.484% due 04/15/2047	700	703

Deutsche ALT-A Securities, Inc.
0.356% due 10/25/2036	21	9
5.000% due 10/25/2018	448	463
5.250% due 06/25/2035	1,074	1,012

Deutsche Mortgage Securities, Inc.
5.205% due 06/26/2035	2,157	2,167

First Horizon Alternative Mortgage Securities
2.330% due 07/25/2035	468	321
2.344% due 08/25/2034	1,361	1,138
2.570% due 09/25/2035	140	101

First Horizon Asset Securities, Inc.
0.526% due 02/25/2035	287	218
1.049% due 02/25/2035	1,360	1,058
2.786% due 03/25/2033	6	6
2.853% due 06/25/2033	1,700	1,634
2.859% due 08/25/2035	1,048	999
2.870% due 02/25/2035	605	599
2.875% due 04/25/2035	1,867	1,697

First Republic Mortgage Loan Trust
0.607% due 11/15/2031	416	379
0.657% due 11/15/2032	633	603
0.736% due 06/25/2030	439	418

First Union National Bank Commercial Mortgage
8.028% due 10/15/2032	165	165

GMAC Mortgage Corp. Loan Trust
5.204% due 11/19/2035	734	649
5.500% due 09/25/2034	1,777	1,811

Granite Master Issuer PLC
0.297% due 12/20/2054	161	150
0.327% due 12/20/2054	5,304	4,954
0.347% due 12/17/2054	4,231	3,952
0.347% due 12/20/2054	2,921	2,728

GS Mortgage Securities Corp. II
1.308% due 03/06/2020	3,000	2,504

GSAA Trust
6.000% due 04/01/2034	397	415

GSR Mortgage Loan Trust
0.446% due 08/25/2046	2,861	2,390
0.606% due 01/25/2034	1,593	1,396
2.140% due 03/25/2033	64	63
2.573% due 06/25/2034	71	66
2.942% due 05/25/2035	474	401
3.041% due 12/25/2034	4,819	4,822
3.940% due 06/25/2034	719	682
4.500% due 08/25/2019	109	112
4.923% due 01/25/2036	692	548
5.000% due 08/25/2019	267	274
6.000% due 03/25/2032	25	25

GSRPM Mortgage Loan Trust
0.656% due 11/25/2031	253	243

Harborview Mortgage Loan Trust
0.387% due 04/19/2038	2,138	1,289
0.437% due 07/19/2046	1,486	889
0.447% due 02/19/2046	2,197	1,291
0.457% due 02/19/2046	115	53
0.477% due 05/19/2035	131	82
0.527% due 03/19/2035	1,785	1,227
2.354% due 08/19/2034	3,130	2,538
2.486% due 06/19/2034	10,089	8,852
3.041% due 05/19/2033	1,881	1,906

110	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Impac CMB Trust
0.576% due 08/25/2035	$4,126	$3,114
0.776% due 04/25/2035	2,575	1,986

Indymac ARM Trust
2.106% due 01/25/2032	69	53

Indymac Index Mortgage Loan Trust
0.356% due 02/25/2037	112	109
0.446% due 09/25/2046	1,040	600
0.476% due 04/25/2046	1,701	1,034
1.036% due 05/25/2034	496	327

JPMorgan Alternative Loan Trust
0.756% due 06/27/2037	23,967	20,739
5.500% due 11/25/2036	3,854	3,481

JPMorgan Chase Commercial Mortgage Securities Corp.
0.347% due 11/15/2018	3,076	2,996
5.336% due 05/15/2047	16,100	16,772

JPMorgan Mortgage Trust
2.889% due 12/25/2034	137	125
2.971% due 07/25/2035	4,958	4,736
3.152% due 08/25/2035	659	660
3.177% due 11/25/2033	205	200
3.279% due 07/25/2035	2,330	1,836
4.071% due 11/25/2033	105	105
4.309% due 04/25/2035	130	132
4.486% due 06/25/2035	75	77
4.501% due 11/25/2035	8,045	7,709
4.662% due 09/25/2034	8	8
4.815% due 12/25/2034	2,737	2,780
4.861% due 04/25/2035	2,354	2,249
5.022% due 02/25/2035	10,280	10,427
5.121% due 10/25/2035	900	629
5.292% due 07/25/2035	4,070	4,036
5.385% due 07/25/2035	356	357

MASTR Adjustable Rate Mortgages Trust
2.634% due 02/25/2034	557	505
2.769% due 09/25/2033	1,791	1,634
2.859% due 07/25/2034	4,247	3,836
2.903% due 11/21/2034	8,685	8,600
3.004% due 08/25/2034	2,198	1,656
3.946% due 01/25/2036	569	506
5.177% due 01/25/2034	230	233

MASTR Asset Securitization Trust
5.250% due 12/25/2033	25	25
5.500% due 09/25/2033	4,569	4,725
5.750% due 05/25/2036	1,867	1,923

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,000	999
5.485% due 03/12/2051	500	503

Merrill Lynch Floating Trust
0.327% due 06/15/2022	889	852

Merrill Lynch Mortgage Investors, Inc.
2.752% due 06/25/2035	2,215	1,981
2.799% due 02/25/2035	731	698
3.396% due 09/25/2033	35	34
3.568% due 02/25/2034	187	193

MLCC Mortgage Investors, Inc.
0.566% due 08/25/2028	261	243
0.916% due 06/25/2028	757	726
1.354% due 03/25/2028	1,656	1,586
2.080% due 04/25/2029	2,557	2,476
2.279% due 12/25/2034	675	646
2.367% due 04/25/2035	281	265

Morgan Stanley Capital I
0.318% due 10/15/2020	2,168	2,005
4.690% due 06/13/2041	4,003	4,014
5.692% due 04/15/2049	600	624

Morgan Stanley Mortgage Loan Trust
2.406% due 02/25/2034	28	27

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.444% due 07/25/2034	$565	$569

Nomura Asset Acceptance Corp.
0.606% due 12/25/2034	2	2
0.646% due 10/25/2034	33	30
2.302% due 10/25/2034	6	6
2.788% due 10/25/2035	120	93
3.479% due 05/25/2035	309	293

Opteum Mortgage Acceptance Corp.
0.516% due 07/25/2035	1,954	1,742

PNC Mortgage Acceptance Corp.
6.800% due 03/12/2034	150	152

Prime Mortgage Trust
0.656% due 02/25/2019	6	5
0.656% due 02/25/2034	20	18
5.000% due 08/25/2034	1,032	1,060
6.000% due 02/25/2034	101	105

Provident Funding Mortgage Loan Trust
3.020% due 05/25/2035	195	151

RBSCF Trust
6.068% due 09/17/2039	3,500	3,792

RBSSP Resecuritization Trust
0.670% due 08/26/2045	945	818
0.827% due 09/26/2036	11,454	10,571
4.830% due 05/26/2037	14,144	14,084
5.420% due 12/26/2036	13,073	12,849
5.990% due 10/26/2036	17,077	16,963

Residential Accredit Loans, Inc.
0.656% due 01/25/2033	1,100	935
0.686% due 02/25/2033	700	646
3.313% due 04/25/2035	11	2
5.500% due 08/25/2034	385	381

Residential Asset Mortgage Products, Inc.
6.500% due 12/25/2031	287	284
7.500% due 12/25/2031	1,563	1,606

Residential Asset Securitization Trust
0.756% due 03/25/2033	224	214
3.750% due 10/25/2018	42	42
5.250% due 04/25/2034	1,084	1,110

Residential Funding Mortgage Securities I
5.000% due 04/25/2018	45	46
5.593% due 02/25/2036	478	336
6.500% due 03/25/2032	64	66

Sequoia Mortgage Trust
0.557% due 12/20/2034	1,351	1,169
0.637% due 04/20/2033	174	166
0.657% due 10/20/2027	729	691
0.974% due 05/20/2034	1,637	1,363
1.949% due 07/20/2034	109	96

Structured Adjustable Rate Mortgage Loan Trust
0.476% due 05/25/2037	15,341	9,667
0.496% due 03/25/2035	299	174
0.556% due 09/25/2034	391	158
0.626% due 01/25/2035	394	385
2.590% due 07/25/2034	431	396
2.644% due 11/25/2034	1,800	1,616
2.675% due 03/25/2034	135	133
2.716% due 09/25/2034	928	859
2.727% due 08/25/2034	2,592	2,310
2.743% due 08/25/2034	4,286	3,876
2.810% due 03/25/2034	659	654
4.855% due 06/25/2034	3,129	2,947

Structured Asset Mortgage Investments, Inc.
0.356% due 09/25/2047	869	867
0.486% due 02/25/2036	1,843	1,063
0.597% due 11/19/2033	156	136
0.597% due 05/19/2035	665	498
0.607% due 03/19/2034	369	332
1.097% due 02/19/2033	848	660
2.593% due 02/19/2035	1,511	1,074

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp.
2.085% due 05/25/2032	$63	$54
2.318% due 07/25/2032	35	25
2.660% due 11/25/2033	232	211
2.765% due 09/25/2033	225	212
2.841% due 10/25/2035	491	396
5.372% due 03/25/2033	1,664	1,651

Thornburg Mortgage Securities Trust
0.366% due 11/25/2046	1,436	1,398
0.384% due 07/25/2036	2,660	2,644
2.390% due 04/25/2045	595	593

Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	5,675	5,272

WaMu Mortgage Pass-Through Certificates
0.476% due 08/25/2046	4,846	1,370
0.486% due 04/25/2045	1,305	1,079
0.546% due 07/25/2045	4,794	3,902
0.546% due 10/25/2045	7,960	6,483
0.566% due 01/25/2045	5,996	5,018
0.576% due 08/25/2045	484	408
0.586% due 01/25/2045	2,215	1,783
0.672% due 11/25/2034	191	165
0.796% due 12/25/2027	6,175	5,567
1.180% due 12/25/2046	2,159	1,470
1.370% due 08/25/2046	211	133
1.570% due 11/25/2042	479	418
1.770% due 08/25/2042	41	37
2.701% due 06/25/2033	1,139	1,131
2.717% due 08/25/2033	1,959	960
2.771% due 09/25/2035	1,372	1,228
2.776% due 10/25/2033	1,346	1,305
2.786% due 03/25/2034	4,109	3,938
2.803% due 10/25/2035	4,297	1,558
3.253% due 05/25/2046	1,322	887
3.253% due 07/25/2046	1,986	1,398
3.253% due 08/25/2046	4,859	3,364
3.253% due 09/25/2046	479	348
3.253% due 11/25/2046	4,185	2,927
5.500% due 06/25/2034	529	543
5.746% due 02/25/2037	1,161	856

Washington Mutual MSC Mortgage Pass-Through Certificates
2.204% due 02/25/2031	1	1
2.409% due 06/25/2033	89	87
2.742% due 01/25/2035	5,288	5,134
2.770% due 02/25/2033	76	70
2.789% due 02/25/2033	67	63
2.884% due 11/25/2030	522	471
7.000% due 03/25/2034	379	396

Wells Fargo Mortgage-Backed Securities Trust
0.756% due 07/25/2037	1,400	907
2.754% due 09/25/2033	81	82
2.873% due 03/25/2035	2,204	2,026
2.874% due 09/25/2034	817	798
2.883% due 12/25/2034	1,441	1,410
2.893% due 06/25/2035	3,680	3,534
2.910% due 09/25/2034	3,340	3,404
2.947% due 06/25/2035	262	256
2.953% due 04/25/2035	921	882
2.955% due 10/25/2035	1,391	1,387
2.961% due 11/25/2034	89	90
3.424% due 04/25/2036	102	94
4.432% due 10/25/2033	469	474
4.500% due 08/25/2018	2,486	2,561
4.500% due 11/25/2018	3,874	3,942
4.500% due 05/25/2034	91	92
4.564% due 12/25/2033	893	930
4.576% due 03/25/2036	5,778	5,126
4.650% due 08/25/2034	5,400	5,475
4.679% due 12/25/2033	1,064	1,098
4.679% due 01/25/2034	1,749	1,793
4.740% due 06/25/2034	430	441
4.750% due 10/25/2018	2,209	2,250

See Accompanying Notes	Semiannual Report	September 30, 2010	111

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.823% due 01/25/2034	$978	$985
4.848% due 05/25/2034	29	30
4.900% due 01/25/2035	2,521	2,458
5.000% due 07/25/2019	53	55
5.064% due 09/25/2035	348	349
5.223% due 10/25/2035	487	480
5.371% due 08/25/2035	1,659	1,676
5.442% due 07/25/2036	759	616
6.000% due 09/25/2036	502	457

Total Mortgage-Backed Securities (Cost $1,003,100)		974,652

ASSET-BACKED SECURITIES 16.3%

Accredited Mortgage Loan Trust
0.636% due 01/25/2034	313	219

AMMC CDO
0.526% due 08/08/2017	6,350	6,073

Anthracite CDO I Ltd.
0.706% due 05/24/2017	4,890	4,720

Argent Securities, Inc.
1.291% due 03/25/2034	918	802

Aurum CLO 2002-1 Ltd.
0.956% due 04/15/2014	2,596	2,546

BA Credit Card Trust
0.257% due 04/15/2014	320	319

Babson CLO Ltd.
0.771% due 07/20/2019	18,505	17,245

BankAmerica Manufactured Housing Contract Trust
6.940% due 04/10/2023	6,076	6,192

Bear Stearns Asset-Backed Securities Trust
0.306% due 11/25/2036	237	228
0.326% due 12/25/2036	42	39
0.406% due 08/25/2036	41	41
0.586% due 01/25/2036	145	144
3.408% due 10/25/2036	4,618	3,278
3.502% due 10/25/2036	3,496	2,642
5.176% due 10/25/2036	6,037	3,914

Bear Stearns Second Lien Trust
1.056% due 12/25/2036	21,100	1,010

Callidus Debt Partners Fund Ltd.
0.785% due 04/17/2020	14,934	13,979

Capital Auto Receivables Asset Trust
1.707% due 10/15/2012	1,193	1,201

Carrington Mortgage Loan Trust
0.356% due 06/25/2037	5,777	5,067
0.436% due 02/25/2036	389	345

Citibank Credit Card Issuance Trust
0.326% due 04/24/2014	650	649
0.566% due 12/17/2018	4,000	3,910

Citigroup Mortgage Loan Trust, Inc.
0.356% due 10/25/2036	1,001	998
0.356% due 11/25/2036	770	749
0.706% due 07/25/2044	492	385

Conseco Financial Corp.
6.240% due 12/01/2028	622	630

Countrywide Asset-Backed Certificates
0.366% due 10/25/2046	65	64
0.486% due 09/25/2034	306	288
0.516% due 05/25/2036	4,949	4,020

Educational Services of America, Inc.
1.348% due 07/25/2023	4,574	4,591

Ford Credit Auto Owner Trust
1.677% due 06/15/2012	1,364	1,370
3.960% due 04/15/2012	215	217

GSAA Trust
5.242% due 06/25/2034	123	120

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Equity Asset Trust
0.856% due 11/25/2032	$8	$6

Home Equity Mortgage Trust
5.821% due 04/25/2035	947	660

HSBC Home Equity Loan Trust
0.437% due 01/20/2036	2,984	2,709
1.057% due 11/20/2036	1,228	1,208

HSI Asset Securitization Corp. Trust
0.306% due 10/25/2036	59	44
0.366% due 12/25/2036	9,000	3,853
0.446% due 01/25/2036	2,392	2,235

Indymac Residential Asset-Backed Trust
0.386% due 04/25/2047	170	168
0.776% due 10/25/2035	1,600	130

Irwin Home Equity Corp.
0.796% due 07/25/2032	236	111

JPMorgan Mortgage Acquisition Corp.
0.326% due 01/25/2037	3,467	3,322
0.336% due 03/25/2037	219	207
0.346% due 10/25/2036	298	290
0.364% due 07/25/2036	6,005	5,764

Lehman XS Trust
0.406% due 04/25/2037	11,948	8,834

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034	940	801
0.956% due 03/25/2032	51	42

Loomis Sayles CBO
0.728% due 10/26/2020	2,955	2,625

Massachusetts Educational Financing Authority
1.448% due 04/25/2038	8,794	8,838

MASTR Asset-Backed Securities Trust
0.306% due 01/25/2037	7,999	2,726

MBNA Credit Card Master Note Trust
0.317% due 11/16/2015	3,000	2,978

Merrill Lynch Mortgage Investors, Inc.
0.436% due 09/25/2036	772	272
5.666% due 05/25/2046	434	431

Morgan Stanley ABS Capital I
0.306% due 11/25/2036	16	16

Morgan Stanley IXIS Real Estate Capital Trust
0.366% due 11/25/2036	15,000	6,861

Morgan Stanley Mortgage Loan Trust
0.326% due 01/25/2047	2,405	2,109

Nationstar Home Equity Loan Trust
0.376% due 04/25/2037	1,766	1,722

Nationstar NIM Trust
8.000% due 06/25/2037	24	0

Navigare Funding CLO Ltd.
0.605% due 05/20/2019	3,600	3,357

Navigator CDO Ltd.
1.226% due 11/15/2015	1,774	1,725

New Century Home Equity Loan Trust
0.436% due 05/25/2036	1,292	878
0.516% due 06/25/2035	1,312	1,256

Option One Mortgage Loan Trust
0.896% due 07/25/2033	380	305

Primus CLO Ltd.
0.758% due 07/15/2021	16,254	13,877

Renaissance Home Equity Loan Trust
0.956% due 08/25/2032	10	7
1.356% due 09/25/2037	6,183	4,843

Residential Asset Mortgage Products, Inc.
0.326% due 02/25/2037	680	676
8.500% due 12/25/2031	2,342	2,397

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securities Corp.
0.326% due 02/25/2037	$606	$592
0.366% due 07/25/2036	132	132
0.366% due 04/25/2037	2,090	2,051

SACO I, Inc.
1.016% due 11/25/2035	845	426

Saxon Asset Securities Trust
8.285% due 12/25/2032	3,140	3,182

SBI HELOC Trust
0.426% due 08/25/2036	40	40

Securitized Asset-Backed Receivables LLC Trust
0.336% due 11/25/2036	4,742	1,716

SLM Student Loan Trust
0.000% due 01/27/2042	11,150	10,619
0.492% due 12/17/2018	508	507
0.588% due 04/25/2022	321	321
0.628% due 04/25/2017	7,211	7,205
1.998% due 04/25/2023	1,894	1,963

Soundview Home Equity Loan Trust
0.316% due 11/25/2036	689	324
0.366% due 01/25/2037	8,140	7,013
0.406% due 06/25/2037	35,000	14,773

Specialty Underwriting & Residential Finance
0.936% due 01/25/2034	50	39

Stone Tower CLO Ltd.
0.818% due 08/21/2013	1,268	1,237

Structured Asset Securities Corp.
0.306% due 09/25/2036	124	121
0.306% due 10/25/2036	16	16
0.336% due 01/25/2037	176	171
0.546% due 01/25/2033	623	566
0.906% due 05/25/2034	295	269

Trapeza CDO I LLC
1.273% due 11/16/2034	1,000	301

Wells Fargo Home Equity Trust
0.496% due 10/25/2035	88	87

WMC Mortgage Loan Pass-Through Certificates
0.937% due 05/15/2030	151	141

Total Asset-Backed Securities (Cost $305,514)		230,090

SOVEREIGN ISSUES 0.7%

Export-Import Bank of Korea
1.342% due 03/13/2012	10,000	9,997

Total Sovereign Issues (Cost $10,000)		9,997

	SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

DG Funding Trust
0.652% due 12/31/2049	267	2,060

Total Preferred Securities (Cost $2,003)		2,060

SHORT-TERM INSTRUMENTS 1.5%

REPURCHASE AGREEMENTS 0.5%

State Street Bank and Trust Co.
0.010% due 10/01/2010	$6,390	6,390

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $6,519. Repurchase proceeds are $6,390.)

U.S. TREASURY BILLS 0.7%
0.146% due 10/14/2010 - 01/20/2011 (b)(d)	9,582	9,580

112	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

SHARES	MARKET VALUE (000S)
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.3%
451,472	$4,523

Total Short-Term Instruments (Cost $20,493)	20,493

Total Investments 128.7% (Cost $1,917,778)	$1,818,128
Other Assets and Liabilities (Net) (28.7%)	(405,139)

Net Assets 100.0%	$1,412,989

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average yield.
(c)	Affiliated to the Portfolio.
(d)	Securities with an aggregate market value of $9,410 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $316,397 at a weighted average interest rate of 0.356%. On September 30, 2010, securities valued at $424,474 were pledged as collateral for reverse repurchase agreements.
(f)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018	$	2,500	$1,084	$0	$1,084
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CITI	(2.150%	)	10/20/2020		500	212	0	212
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021		2,000	689	0	689

							$1,985	$0	$1,985

Credit Default Swaps on Corporate Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	(5.000%	)	03/20/2018	2.388%	$	2,600	$(424)	$(256)	$(168)
AutoZone, Inc.	JPM	(0.650%	)	12/20/2012	0.431%		3,000	(15)	0	(15)
Bank of America Corp.	DUB	(0.180%	)	12/20/2016	1.709%		10,000	858	0	858
Boston Scientific Corp.	UBS	(0.500%	)	06/20/2011	0.699%		2,500	3	0	3
CNA Financial Corp.	CITI	(0.470%	)	12/20/2014	2.222%		3,000	206	0	206
Consumers Energy Co.	BOA	(0.090%	)	03/20/2012	0.793%		3,000	31	0	31
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	2.258%		5,000	403	0	403
HSBC Finance Corp.	BNP	(0.165%	)	12/20/2013	1.206%		5,000	163	0	163
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	1.501%		3,000	203	0	203
iStar Financial, Inc.	RBS	(0.565%	)	12/20/2013	20.696%		6,000	1,607	0	1,607
JPMorgan Chase & Co.	CITI	(4.050%	)	09/20/2012	0.472%		5,863	(423)	0	(423)
Kerr-McGee Corp.	RBS	(0.160%	)	09/20/2011	0.548%		4,100	15	0	15
Lennar Corp.	JPM	(0.660%	)	12/20/2011	1.832%		3,000	42	0	42
Morgan Stanley	RBS	(0.275%	)	12/20/2015	1.848%		3,000	227	0	227
Morgan Stanley	RBS	(0.320%	)	12/20/2016	1.856%		5,000	427	0	427
ORIX Corp.	MLP	(0.280%	)	12/20/2011	1.268%		5,000	60	0	60
Progress Energy, Inc.	MLP	(0.100%	)	03/20/2011	0.206%		3,348	2	0	2
Rio Tinto Alcan, Inc.	JPM	(0.420%	)	06/20/2015	0.356%		2,500	(8)	0	(8)
Sealed Air Corp.	MSC	(0.590%	)	09/20/2013	1.338%		5,000	108	0	108
SLM Corp.	RBS	(0.190%	)	12/20/2011	3.173%		8,000	285	0	285

								$3,770	$(256)	$4,026

Credit Default Swaps on Corporate Issues - Sell Protection(2)
Reference Entity]	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.136%	$	3,000	$0	$0	$0
MetLife, Inc.	BOA	1.000%	09/20/2015	2.183%		2,600	(140)	(175)	35

							$(140)	$(175)	$35

See Accompanying Notes	Semiannual Report	September 30, 2010	113

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AAA 06-1 Index	BOA	0.180%	07/25/2045	$	11,192	$(1,265)	$(1,399)	$134
ABX.HE PENAAA 06-1 Index	CITI	0.180%	07/25/2045		7,385	(939)	(794)	(145)
ABX.HE PENAAA 06-1 Index	CSFB	0.180%	07/25/2045		3,693	(470)	(397)	(73)
ABX.HE PENAAA 06-1 Index	DUB	0.180%	07/25/2045		1,698	(216)	(263)	47
ABX.HE PENAAA 06-1 Index	MSC	0.180%	07/25/2045		148	(18)	(18)	0
CDX.IG-7 5-Year Index 10-15%	GSC	0.060%	12/20/2011		25,000	(41)	0	(41)
CDX.IG-7 5-Year Index 10-15%	JPM	0.068%	12/20/2011		75,000	(116)	0	(116)
CDX.IG-7 10-Year Index 15-30%	DUB	0.157%	12/20/2016		25,000	(1,019)	0	(1,019)
CDX.IG-7 10-Year Index 15-30%	GSC	0.152%	12/20/2016		25,000	(1,026)	0	(1,026)
CDX.IG-7 10-Year Index 15-30%	MLP	0.144%	12/20/2016		25,000	(1,038)	0	(1,038)

						$(6,148)	$(2,871)	$(3,277)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	CSFB	$ 23,800	$(2,936)	$(1,315)	$(1,621)
Receive	3-Month USD-LIBOR	3.000%	12/15/2015	MSC	31,600	(2,099)	(362)	(1,737)

						$(5,035)	$(1,677)	$(3,358)

(g)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$296,190	$0	$296,190
Industrials	0	50,914	0	50,914
Utilities	0	9,221	0	9,221
Municipal Bonds & Notes
Michigan	0	5,004	0	5,004
U.S. Government Agencies	0	218,155	613	218,768
U.S. Treasury Obligations	0	739	0	739
Mortgage-Backed Securities	0	974,652	0	974,652
Asset-Backed Securities	0	174,502	55,588	230,090
Sovereign Issues	0	9,997	0	9,997
Preferred Securities
Banking & Finance	0	0	2,060	2,060
Short-Term Instruments
Repurchase Agreements	0	6,390	0	6,390

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
U.S. Treasury Bills	$0	$9,580	$0	$9,580
PIMCO Short-Term Floating NAV Portfolio	4,523	0	0	4,523
Investments, at value	$4,523	$1,755,344	$58,261	$1,818,128

Financial Derivative Instruments (7) - Assets
Credit Contracts	$0	$6,629	$212	$6,841

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	0	(4,072)	0	(4,072)
Interest Rate Contracts	0	(3,358)	0	(3,358)
	$0	$(7,430)	$0	$(7,430)

Totals	$4,523	$1,754,543	$58,473	$1,817,539

114	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases (8)	Net Sales (8)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010 (9)
U.S. Government Agencies	$650	$0	$(38)	$1	$1	$(1)	$0	$0	$613	$0
Mortgage-Backed Securities	61,331	6,882	(33,770)	11	771	195	0	(35,420)	0	0
Asset-Backed Securities	44,523	34,769	(3,581)	301	62	(395)	0	(20,091)	55,588	(694)
Preferred Securities
Banking & Finance	2,176	0	0	0	0	(116)	0	0	2,060	(116)

Investments, at value	$108,680	$41,651	$(37,389)	$313	$834	$(317)	$0	$(55,511)	$58,261	$(810)
Financial Derivative Instruments (7) - Assets
Credit Contracts	$194	$0	$0	$0	$0	$18	$0	$0	$212	$18

Totals	$108,874	$41,651	$(37,389)	$313	$834	$(299)	$0	$(55,511)	$58,473	$(792)

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(h)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on swap agreements	$0	$0	$6,841	$0	$0	$6,841

Liabilities:
Unrealized depreciation on swap agreements	$3,358	$0	$4,072	$0	$0	$7,430

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$(5,011)	$0	$3,435	$0	$0	$(1,576)

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on futures contracts, written options and swaps	$(1,805)	$0	$(1,525)	$0	$0	$(3,330)

(1)	See note 5 in the Notes to Financial Statements for additional information.

See Accompanying Notes	Semiannual Report	September 30, 2010	115

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 10.7%

BANKING & FINANCE 10.4%

American Express Bank FSB
1.107% due 12/10/2010	$8,350	$8,365
3.150% due 12/09/2011	11,400	11,758

American Express Travel Related Services Co., Inc.
0.459% due 06/01/2011	7,355	7,299

Banco Santander Chile
1.290% due 09/22/2011	70,000	69,987

Bank of America Corp.
1.018% due 12/02/2011	27,300	27,550
4.250% due 10/01/2010	1,450	1,450

Bank of America N.A.
1.700% due 12/23/2010	24,075	24,160

Bank of Scotland PLC
0.352% due 12/08/2010	9,350	9,345
0.370% due 12/08/2010	3,635	3,633

Barclays Bank PLC
1.207% due 12/19/2011	100,000	100,681
1.267% due 01/13/2012	1,600	1,612
1.308% due 12/05/2011	59,200	59,901

Citibank N.A.
0.528% due 07/12/2011	38,340	38,366
1.250% due 09/22/2011	6,000	6,054
1.375% due 08/10/2011	244,600	246,940
1.500% due 07/12/2011	47,910	48,354

Citigroup Funding, Inc.
1.250% due 06/03/2011	37,105	37,372
1.375% due 05/05/2011	180,695	182,026

Citigroup, Inc.
0.452% due 05/18/2011	307,526	307,245
2.875% due 12/09/2011	2,800	2,882
5.100% due 09/29/2011	35,000	36,378
6.500% due 01/18/2011	190,472	193,676

Countrywide Home Loans, Inc.
4.000% due 03/22/2011	90,813	92,261

Dexia Credit Local S.A.
0.372% due 09/21/2011	100,000	100,084
0.778% due 01/12/2012	26,600	26,476
0.940% due 09/23/2011	37,950	38,096
2.375% due 09/23/2011	114,100	115,458

Fortis Bank Nederland NV
0.692% due 12/11/2010	2,000	1,999

General Electric Capital Corp.
1.625% due 01/07/2011	42,003	42,173
1.800% due 03/11/2011	222,833	224,414
3.000% due 12/09/2011	700	722

Goldman Sachs Group, Inc.
0.655% due 08/05/2011	114,599	114,564
0.796% due 12/03/2010	43,000	43,042
0.931% due 10/07/2011	35,733	35,724
1.056% due 12/05/2011	46,500	46,950
1.625% due 07/15/2011	6,300	6,372
1.700% due 03/15/2011	416	419

HSBC Bank PLC
6.950% due 03/15/2011	4,200	4,317

HSBC Finance Corp.
0.628% due 08/09/2011	134,600	134,469
5.000% due 04/15/2011	5,000	5,086
5.250% due 01/14/2011	128,421	129,970
5.700% due 06/01/2011	64,501	66,512
6.375% due 10/15/2011	27,650	29,126
6.750% due 05/15/2011	49,931	51,700

HSBC USA, Inc.
3.125% due 12/16/2011	6,200	6,403

ING USA Global Funding Trust
0.683% due 10/01/2010	651	651

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

International Bank for Reconstruction & Development
0.468% due 03/04/2011	$29,462	$29,501

JPMorgan Chase & Co.
0.419% due 02/23/2011	7,775	7,781
0.663% due 04/01/2011	5,000	5,006
0.796% due 12/02/2010	5,525	5,530
1.018% due 12/02/2011	71,200	71,884
1.650% due 02/23/2011	14,204	14,278
2.625% due 12/01/2010	24,250	24,350

KeyCorp
0.857% due 12/19/2011	4,000	4,030

Lloyds TSB Bank PLC
0.899% due 02/17/2011 (b)	24,300	24,312
0.946% due 12/02/2011	30,000	30,131
1.353% due 04/01/2011	82,840	83,083
1.625% due 10/14/2011	14,300	14,371
2.300% due 04/01/2011	74,878	75,547

Macquarie Bank Ltd.
2.600% due 01/20/2012	19,700	20,205

Merrill Lynch & Co., Inc.
0.576% due 02/15/2011	29,825	29,544
0.698% due 07/25/2011	149,907	149,798
4.500% due 11/04/2010	9,300	9,324
5.770% due 07/25/2011	57,800	60,157

MetLife of Connecticut Institutional Funding Ltd.
0.772% due 06/15/2011	300	299
Metropolitan Life Global Funding I
0.927% due 07/13/2011	16,400	16,431
2.192% due 06/10/2011	15,450	15,634
Monumental Global Funding II
0.360% due 11/26/2010	1,237	1,236
5.650% due 07/14/2011	1,500	1,538
Monumental Global Funding Ltd.
0.672% due 06/15/2011	1,500	1,478

Morgan Stanley
0.775% due 01/18/2011	216,782	216,795
0.780% due 01/09/2012	11,300	11,236
0.868% due 03/04/2011	2,050	2,056
1.147% due 12/01/2011	2,740	2,769
2.000% due 09/22/2011	113,000	114,846
2.900% due 12/01/2010	45,876	46,075
3.250% due 12/01/2011	38,800	40,081
6.750% due 04/15/2011	171,000	176,150

National Australia Bank Ltd.
2.550% due 01/13/2012	15,000	15,364

PACCAR Financial Corp.
1.284% due 04/01/2011	1,800	1,807

Pricoa Global Funding I
5.625% due 05/24/2011	635	654

Principal Life Income Funding Trusts
5.150% due 06/17/2011	500	516

Regions Bank
2.750% due 12/10/2010	5,316	5,338
3.250% due 12/09/2011	9,500	9,812
Royal Bank of Scotland Group PLC
0.638% due 10/28/2011	3,100	3,096
0.784% due 04/08/2011	89,900	89,974
0.938% due 12/02/2011	2,500	2,509
1.450% due 10/20/2011	13,600	13,704
3.000% due 12/09/2011	23,000	23,618

Sovereign Bank
2.750% due 01/17/2012	4,500	4,635

State Street Bank and Trust Co.
0.492% due 09/15/2011	2,800	2,808
Suncorp-Metway Ltd.
0.667% due 12/17/2010	57,450	57,479
1.776% due 04/15/2011	50,000	50,314

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SunTrust Bank
0.942% due 12/16/2010	$3,500	$3,505
3.000% due 11/16/2011	3,147	3,234

Svenska Handelsbanken AB
0.584% due 07/01/2011	27,200	27,160

Swedbank AB
0.934% due 05/13/2011	2,040	2,039
2.800% due 02/10/2012	15,000	15,448

U.S. Central Federal Credit Union
0.525% due 10/19/2011	2,000	2,001
1.250% due 10/19/2011	72,215	72,852

UBS AG
1.539% due 09/29/2011	400	403

Wachovia Bank N.A.
5.000% due 09/28/2011	16,700	17,325

Washington Mutual Finance Corp.
6.875% due 05/15/2011	13,340	13,803

Wells Fargo & Co.
3.000% due 12/09/2011	2,800	2,885

		4,489,761

INDUSTRIALS 0.0%

Hutchison Whampoa International Ltd.
5.450% due 11/24/2010	1,500	1,510

UTILITIES 0.3%

BP Capital Markets PLC
0.422% due 04/11/2011	3,150	3,140
1.292% due 03/17/2011	17,799	17,819
1.550% due 08/11/2011	62,964	63,150
3.625% due 05/27/2011	3,500	3,545

Qatar Petroleum
5.579% due 05/30/2011	222	226

Verizon Communications, Inc.
5.350% due 02/15/2011	2,000	2,036

Verizon Wireless Capital LLC
3.750% due 05/20/2011	41,202	42,024

		131,940

Total Corporate Bonds & Notes (Cost $4,616,519)		4,623,211

MUNICIPAL BONDS & NOTES 0.1%

ILLINOIS 0.1%

Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	54,600	54,700

KENTUCKY 0.0%

Kentucky State Asset Liability Commission Revenue Notes, Series 2010
0.841% due 04/01/2011	9,285	9,248

Total Municipal Bonds & Notes (Cost $63,885)		63,948

U.S. GOVERNMENT AGENCIES 22.7%

Fannie Mae
0.156% due 07/27/2011	45,000	44,986
0.167% due 08/11/2011	823,000	822,806
0.217% due 09/19/2011	171,220	171,253
0.264% due 05/13/2011	192,120	192,112
0.675% due 12/30/2011	180,000	180,139
0.700% due 10/22/2010	20,000	20,004
1.000% due 11/23/2011	9,620	9,694
1.375% due 04/28/2011	732	737
1.750% due 03/23/2011	1,500	1,511
2.750% due 04/11/2011	5,385	5,456

116	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.875% due 10/12/2010	$7,155	$7,161
4.500% due 02/15/2011	4,240	4,310
4.750% due 12/15/2010	6,760	6,826
5.125% due 04/15/2011	845	868
6.000% due 05/15/2011	8,258	8,551
6.625% due 11/15/2010	2,211	2,229

Federal Farm Credit Bank
0.137% due 10/12/2010	80,750	80,749
0.176% due 01/25/2012	68,400	68,358
0.180% due 05/06/2011	20,000	19,981
0.190% due 05/17/2011	35,000	34,967
0.240% due 07/12/2011	24,000	23,980
0.247% due 06/27/2011	93,975	93,956
0.297% due 11/03/2010	47,000	47,005
0.300% due 09/16/2011	27,650	27,635
0.329% due 07/01/2011	33,200	33,233
0.347% due 05/18/2011	100,000	100,097
0.387% due 12/21/2011	9,750	9,757
0.431% due 07/20/2011	42,000	42,000
0.497% due 01/20/2011	75,000	75,068
0.570% due 10/28/2011	5,000	5,013
0.608% due 12/09/2010 - 01/04/2011	5,900	5,905
0.649% due 10/01/2010	1,803	1,803
0.746% due 03/24/2011	1,000	1,003
2.625% due 04/21/2011	3,000	3,039
3.000% due 03/03/2011	445	450
3.750% due 12/06/2010	5,770	5,807
4.875% due 02/18/2011	14,915	15,181
6.000% due 03/07/2011	25	26
6.320% due 10/12/2010	25	25

Federal Home Loan Bank
0.157% due 07/11/2011	50,200	50,186
0.161% due 07/25/2011 - 08/25/2011	405,000	404,884
0.162% due 07/20/2011	17,000	16,996
0.187% due 01/14/2011	62,000	62,000
0.193% due 09/12/2011	230,000	229,914
0.198% due 05/02/2011	50,000	50,002
0.206% due 05/25/2011 - 09/26/2011	60,000	60,005
0.207% due 09/15/2011	156,500	156,515
0.220% due 05/26/2011	299,700	299,656
0.226% due 09/26/2011	5,000	5,001
0.228% due 02/03/2012	460,000	460,015
0.232% due 02/16/2012	215,000	215,017
0.249% due 08/17/2011	59,000	58,973
0.250% due 05/27/2011 - 06/21/2011	583,100	582,724
0.280% due 08/17/2011	465,000	464,698
0.298% due 01/26/2011	75,450	75,435
0.386% due 07/15/2011	319,200	319,044
0.481% due 10/08/2010	1,250	1,250
0.500% due 10/15/2010 - 11/12/2010	359,815	359,943
0.550% due 06/10/2011	4,000	4,007
0.625% due 06/15/2011	136,780	137,103
0.670% due 01/13/2012	20,500	20,542
0.700% due 04/18/2011	351,720	352,586
0.750% due 03/18/2011 - 07/08/2011	242,000	242,730
0.760% due 07/19/2011	40,000	40,148
0.800% due 12/23/2011	20,400	20,478
0.950% due 02/03/2011	25,695	25,763
0.975% due 10/11/2011	49,645	49,978
1.625% due 01/21/2011	145	146
2.625% due 03/11/2011	50	51
2.875% due 03/11/2011	2,000	2,023
3.125% due 06/10/2011	15,160	15,428
3.250% due 12/10/2010 - 03/11/2011	80,910	81,788
3.375% due 10/20/2010	94,040	94,198
3.625% due 12/17/2010 - 09/16/2011	112,065	113,703
3.750% due 09/09/2011	29,540	30,493

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.875% due 12/10/2010	$10,340	$10,412
4.000% due 02/15/2011	25	25
4.250% due 06/10/2011	4,000	4,104
4.375% due 10/22/2010	310	311
4.500% due 05/13/2011	275	282
4.625% due 02/18/2011	150	153
4.750% due 12/10/2010	15	15
5.000% due 03/11/2011	425	434
6.625% due 11/15/2010	50	50

Freddie Mac
0.000% due 03/25/2011	13,000	12,956
0.177% due 01/11/2012	13,000	12,993
0.178% due 02/02/2012	34,239	34,218
0.180% due 11/09/2011	28,840	28,815
0.190% due 01/13/2012	37,850	37,807
0.206% due 12/29/2011	64,840	64,836
0.208% due 12/21/2011	418,600	418,577
0.217% due 09/19/2011 - 02/10/2012	211,850	211,889
0.226% due 09/26/2011	384,750	384,861
0.248% due 10/21/2011	21,000	21,010
0.269% due 12/30/2010	1,900	1,900
0.315% due 05/05/2011	2,515	2,515
0.326% due 02/01/2011	22,394	22,394
0.355% due 05/04/2011	172,949	173,061
0.362% due 03/09/2011	28,886	28,907
0.365% due 08/05/2011	165,364	165,397
0.378% due 07/10/2015	90,000	90,100
0.525% due 01/28/2011	2,350	2,351
0.581% due 04/07/2011	4,400	4,403
0.593% due 04/01/2011	18,855	18,869
1.250% due 08/15/2011	41,000	41,339
1.500% due 01/07/2011	3,000	3,011
1.625% due 04/26/2011	19	19
2.875% due 11/23/2010	502	504
3.125% due 10/25/2010	565,009	566,119
3.250% due 02/25/2011	6,750	6,829
4.125% due 10/18/2010 - 02/24/2011	29,694	30,139
4.160% due 10/13/2010	525	526
4.750% due 12/08/2010 - 01/18/2011	22,692	22,996
5.000% due 10/18/2010	983	985
5.125% due 04/18/2011	12,240	12,566
5.500% due 09/15/2011	7,946	8,339
5.625% due 03/15/2011	95	97
6.000% due 06/15/2011	20,000	20,815

Tennessee Valley Authority
5.625% due 01/18/2011	1	1

Total U.S. Government Agencies (Cost $9,741,026)		9,745,034

U.S. TREASURY OBLIGATIONS 2.9%

U.S. Treasury Notes
0.750% due 11/30/2011	1,060,000	1,065,508
1.000% due 07/31/2011	171,868	172,929

Total U.S. Treasury Obligations (Cost $1,233,958)		1,238,437

ASSET-BACKED SECURITIES 0.5%

Ally Auto Receivables Trust
0.403% due 08/15/2011	3,340	3,342
0.586% due 07/15/2011	9,511	9,518

AmeriCredit Automobile Receivables Trust
0.311% due 10/11/2011	10,400	10,402

BMW Vehicle Owner Trust
0.279% due 04/25/2011	846	846

CarMax Auto Owner Trust
0.274% due 02/15/2011	1,613	1,612
0.627% due 07/15/2011	22,578	22,602

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chrysler Financial Auto Securitization Trust
0.336% due 10/11/2011	$70,800	$70,800

Ford Credit Auto Owner Trust
0.384% due 05/15/2011	13,335	13,336

Honda Auto Receivables Owner Trust
0.269% due 02/22/2011	5,772	5,772

Hyundai Auto Receivables Trust
0.371% due 09/15/2011	37,500	37,517

Mercedes-Benz Auto Receivables Trust
0.309% due 05/13/2011	2,949	2,949

Volvo Financial Equipment LLC
0.510% due 05/16/2011	27,023	27,034

Total Asset-Backed Securities (Cost $205,666)		205,730

SOVEREIGN ISSUES 0.8%

Agence Francaise de Developpement
0.352% due 11/19/2010	70,000	69,968

Province of Ontario Canada
2.750% due 02/22/2011	69,000	69,640

Societe Financement de l'Economie Francaise
1.500% due 10/29/2010	65,400	65,443
2.000% due 02/25/2011	153,550	154,641

Swedish Housing Finance Corp.
3.125% due 03/23/2012	3,691	3,819

Total Sovereign Issues (Cost $363,259)		363,511

SHORT-TERM INSTRUMENTS 63.3%

CERTIFICATES OF DEPOSIT 1.3%

Barclays Bank PLC
0.409% due 02/01/2011	500	500
0.641% due 01/12/2011	3,000	3,000
0.858% due 12/20/2011	114,750	114,722
0.965% due 10/20/2010	3,155	3,156
1.392% due 12/16/2011	274,950	275,017

BNP Paribas
0.365% due 03/22/2011	81,200	81,154

Rabobank Nederland NV
0.256% due 10/22/2010	25,000	25,000

Royal Bank of Canada
0.258% due 10/06/2010	10,500	10,500
0.258% due 12/09/2010	10,000	10,000
1.278% due 04/11/2011	31,250	31,352

Sumitomo Mitsui Banking Corp.
0.290% due 11/02/2010	2,000	2,000

		556,401

COMMERCIAL PAPER 18.8%

Citigroup, Inc.
0.410% due 11/09/2010	76,500	76,466

Fannie Mae
0.030% due 10/06/2010	300	300
0.246% due 10/05/2010	800	800
0.250% due 10/01/2010	937,100	937,100
0.252% due 10/20/2010	300	300
0.260% due 10/12/2010	50,000	49,996
0.282% due 10/13/2010	130,000	129,988
0.300% due 11/15/2010	70,000	69,974
0.340% due 04/26/2011	27,000	26,974
0.350% due 12/03/2010	55,800	55,787
0.385% due 12/01/2010	8,000	7,998
0.447% due 03/01/2011	1,194,955	1,194,153
0.510% due 04/25/2011	65,000	64,937

Federal Farm Credit Bank
0.190% due 12/28/2010	25,000	24,997
0.310% due 07/28/2011	50,000	49,983

See Accompanying Notes	Semiannual Report	September 30, 2010	117

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Bank
0.100% due 10/04/2010	$2,200	$2,200
0.102% due 10/06/2010	4,600	4,600
0.150% due 10/13/2010	16,000	15,999
0.180% due 11/17/2010	168,700	168,698
0.188% due 10/22/2010	180,500	180,478
0.200% due 10/27/2010	100,000	99,986
0.220% due 12/03/2010	100,000	99,983
0.260% due 12/07/2010	70,000	69,992
0.310% due 12/09/2010	62,630	62,645
0.375% due 01/06/2011	11,200	11,206
0.390% due 02/16/2011	144,000	143,917
0.400% due 02/04/2011	100,000	99,947
0.430% due 02/22/2011	145,650	145,790
0.450% due 10/28/2010	4,305	4,305
0.450% due 12/29/2010	8,500	8,505
0.540% due 05/24/2011	11,700	11,719
0.540% due 05/27/2011	600	601
0.550% due 06/01/2011	100,000	100,176
0.560% due 05/27/2011	90,800	90,964

Freddie Mac
0.200% due 04/12/2011	486,900	486,244
0.210% due 04/06/2011	503,800	503,142
0.220% due 04/26/2011	230,000	229,775
0.225% due 10/05/2010	600	600
0.243% due 10/06/2010	600	600
0.250% due 10/15/2010	206,870	206,850
0.264% due 10/19/2010	54,883	54,876
0.272% due 10/25/2010	69,700	69,688
0.280% due 03/08/2011	286,598	286,397
0.283% due 10/12/2010	183,035	183,019
0.310% due 10/04/2010	79,204	79,202
0.310% due 11/09/2010	30,143	30,133
0.330% due 01/10/2011	1,025	1,025
0.330% due 01/14/2011	42,000	41,983
0.340% due 12/16/2010	14,000	13,996
0.340% due 12/17/2010	100,000	99,972

GDF Suez S.A.
0.360% due 10/18/2010	100,000	99,983
0.400% due 10/12/2010	33,084	33,080

Standard Chartered Bank
0.550% due 10/18/2010	157,400	157,359

Straight-A Funding LLC
0.200% due 10/01/2010	24,592	24,592
0.200% due 10/08/2010	165,000	164,994
0.200% due 10/13/2010	185,000	184,988
0.203% due 10/13/2010	205,052	205,038
0.210% due 10/04/2010	125,081	125,079
0.210% due 10/08/2010	25,336	25,335
0.210% due 10/20/2010	77,000	76,991
0.213% due 10/20/2010	142,314	142,298
0.220% due 10/19/2010	484,581	484,528

Wal-Mart Stores, Inc.
0.230% due 10/18/2010	65,000	64,993

		8,088,224

REPURCHASE AGREEMENTS 42.7%

Banc of America Securities LLC
0.170% due 10/04/2010	30,500	30,500

(Dated 09/28/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $20,021 and U.S. Treasury Notes 3.500% due 05/15/2020 valued at $11,178. Repurchase proceeds are $30,500.)

0.170% due 10/05/2010	22,900	22,900
(Dated 09/29/2010. Collateralized by U.S. Treasury Notes 0.750% due 05/31/2012 valued at $23,424. Repurchase proceeds are $22,900.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.180% due 10/01/2010	$1,624,100	$1,624,100
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.125% - 3.500% due 05/15/2013 - 08/15/2020 valued at $1,674,320. Repurchase proceeds are $1,624,108.)
0.200% due 10/15/2010	175,000	175,000
(Dated 09/07/2010. Collateralized by U.S. Treasury Notes 0.750% - 3.000% due 05/31/2012 - 02/28/2017 valued at $179,461. Repurchase proceeds are $175,001.)
0.210% due 10/12/2010	150,000	150,000
(Dated 09/17/2010. Collateralized by U.S. Treasury Notes 3.250% due 03/31/2017 valued at $155,168. Repurchase proceeds are $150,001.)
0.220% due 10/01/2010	1,000,000	1,000,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.625% - 3.125% due 05/15/2019 - 08/15/2020 valued at $1,029,524. Repurchase proceeds are $1,000,006.)
0.270% due 10/04/2010	8,300	8,300
(Dated 10/01/2010. Collateralized by U.S. Treasury Notes 3.500% due 05/15/2020 valued at $8,475. Repurchase proceeds are $8,300.)
0.380% due 04/26/2012	7,607	7,607
(Dated 04/27/2010. Collateralized by Burlington Resources, Inc. 8.200% due 03/15/2025 valued at $8,180. Repurchase proceeds are $7,607.)
0.380% due 06/25/2012	3,100	3,100

(Dated 06/28/2010. Collateralized by Altria Group, Inc. 9.700% due 11/10/2018 valued at $710; Burlington Resources, Inc. 8.200% due 03/15/2025 valued at $786; HCP, Inc. 5.950% due 09/15/2011 valued at $539; Regions Financial Corp. 7.750% due 11/10/2014 valued at $824; and Telecom Italia Capital S.A. 0.914% due 07/18/2011 valued at $540. Repurchase proceeds are $3,100.)

0.390% due 06/22/2012	16,938	16,938
(Dated 06/22/2010. Collateralized by Altria Group, Inc. 9.700% due 11/10/2018 valued at $9,462 and Regions Financial Corp. 7.750% due 11/10/2014 valued at $9,826. Repurchase proceeds are $16,938.)
0.400% due 05/13/2012	10,718	10,718
(Dated 05/14/2010. Collateralized by HCP, Inc. 5.950% due 09/15/2011 valued at $5,603 and Telecom Italia Capital S.A. 1.135% due 07/18/2011 valued at $5,615. Repurchase proceeds are $10,718.)
0.400% due 06/09/2012	910	910

(Dated 06/10/2010. Collateralized by Burlington Resources, Inc. 8.200% due 03/15/2025 valued at $406; HCP, Inc. 5.950% due 09/15/2011 valued at $278; and Telecom Italia Capital S.A. 0.914% due 07/18/2011 valued at $280. Repurchase proceeds are $910.)

0.400% due 08/26/2012	4,200	4,200

(Dated 08/27/2010. Collateralized by Altria Group, Inc. 9.700% due 11/10/2018 valued at $960; Burlington Resources, Inc. 8.200% due 03/15/2025 valued at $1,124; HCP, Inc. 5.950% due 09/15/2011 valued at $726; Regions Financial Corp. 7.750% due 11/10/2014 valued at $1,092; and Telecom Italia Capital S.A. 1.135% due 07/18/2011 valued at $732. Repurchase proceeds are $4,200.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barclays Capital, Inc.
0.160% due 10/06/2010	$59,800	$59,800
(Dated 10/01/2010. Collateralized by U.S. Treasury Notes 1.000% - 1.375% due 12/31/2011 - 09/15/2012 valued at $61,034. Repurchase proceeds are $59,800.)
0.170% due 10/01/2010	26,400	26,400
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $26,464. Repurchase proceeds are $26,400.)
0.180% due 10/01/2010	9,200	9,200
(Dated 09/30/2010. Collateralized by Fannie Mae 4.500% due 10/01/2040 valued at $9,508. Repurchase proceeds are $9,200.)
0.190% due 10/01/2010	1,950,900	1,950,900

(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $43,593 and U.S. Treasury Inflation Protected Securities 1.875% -2.375% due 04/15/2011 - 01/15/2026 valued at $1,949,766. Repurchase proceeds are $1,950,910.)

0.220% due 10/05/2010	1,000,000	1,000,000
(Dated 08/27/2010. Collateralized by U.S. Treasury Bonds 4.375% due 11/15/2039 valued at $996,361. Repurchase proceeds are $1,000,006.)
0.230% due 10/27/2010	1,000,000	1,000,000

(Dated 08/27/2010. Collateralized by Fannie Mae 0.246% - 4.625% due 07/26/2012 - 10/15/2013 valued at $103,079; Federal Home Loan Bank 0.480% - 5.125% due 04/29/2011 - 03/14/2036 valued at $258,250; and Freddie Mac 0.000% - 2.800% due 05/04/2011 - 08/18/2017 valued at $663,009. Repurchase proceeds are $1,000,006.)

0.260% due 10/04/2010	296,900	296,900
(Dated 10/01/2010. Collateralized by U.S. Treasury Notes 3.625% due 02/15/2020 valued at $302,763. Repurchase proceeds are $296,902.)
0.280% due 10/01/2010	3,100	3,100
(Dated 09/30/2010. Collateralized by Freddie Mac 4.000% due 01/01/2025 valued at $3,211. Repurchase proceeds are $3,100.)
0.340% due 11/06/2011	19,323	19,323
(Dated 11/06/2009. Collateralized by Allegheny Energy Supply 8.250% due 04/15/2012 valued at $5,979 and Time Warner 10.150% due 05/01/2012 valued at $8,767. Repurchase proceeds are $19,323.)
0.340% due 12/29/2011	5,510	5,510
(Dated 12/30/2009. Collateralized by Western Oil Sands, Inc. 8.375% due 05/01/2012 valued at $5,885. Repurchase proceeds are $5,510.)
0.370% due 06/28/2012	710	710
(Dated 06/28/2010. Collateralized by UST LLC 6.625% due 07/15/2012 valued at $375 and Western Oil Sands, Inc. 8.375% due 05/01/2012 valued at $386. Repurchase proceeds are $710.)
0.370% due 06/29/2012	1,282	1,282
(Dated 06/28/2010. Collateralized by Allegheny Energy Supply 8.250% due 04/15/2012 valued at $575 and Time Warner 10.150% due 05/01/2012 valued at $807. Repurchase proceeds are $1,282.)

118	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.380% due 03/22/2012	$821	$821

(Dated 03/22/2010. Collateralized by Allegheny Energy Supply 8.250% due 04/15/2012 valued at $287; Time Warner 10.150% due 05/01/2012 valued at $403; and Western Oil Sands, Inc. 8.375% due 05/01/2012 valued at $193. Repurchase proceeds are $821.)

0.400% due 06/09/2012	1,644	1,644

(Dated 06/10/2010. Collateralized by Allegheny Energy Supply 8.250% due 04/15/2012 valued at $576; Time Warner 10.150% due 05/01/2012 valued at $808; and Western Oil Sands, Inc. 8.375% due 05/01/2012 valued at $386. Repurchase proceeds are $1,644.)

0.400% due 08/26/2012	3,004	3,004

(Dated 08/27/2010. Collateralized by Allegheny Energy Supply 8.250% due 04/15/2012 valued at $864; Time Warner 10.150% due 05/01/2012 valued at $1,212; UST LLC 6.625% due 07/15/2012 valued at $566; and Western Oil Sands, Inc. 8.375% due 05/01/2012 valued at $591. Repurchase proceeds are $3,004.)

0.420% due 05/11/2012	5,825	5,825
(Dated 05/11/2010. Collateralized by UST LLC 6.625% due 07/15/2012 valued at $6,229. Repurchase proceeds are $5,825.)

BNP Paribas Bank
0.240% due 10/01/2010	7,900	7,900
(Dated 09/30/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $8,078. Repurchase proceeds are $7,900.)

Citigroup Global Markets, Inc.
0.180% due 10/01/2010	3,600	3,600
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.625% due 02/29/2016 valued at $3,679. Repurchase proceeds are $3,600.)
0.220% due 10/18/2010	150,000	150,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.000% due 07/15/2013 valued at $153,350. Repurchase proceeds are $150,001.)
0.240% due 10/01/2010	87,800	87,800
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.500% due 12/31/2013 valued at $89,760. Repurchase proceeds are $87,801.)
0.260% due 10/04/2010	3,700	3,700
(Dated 10/01/2010. Collateralized by U.S. Treasury Notes 2.625% due 02/29/2016 valued at $3,785. Repurchase proceeds are $3,700.)
0.270% due 10/01/2010	230,100	230,100

(Dated 05/12/2010. Collateralized by Fannie Mae 5.000% due 07/01/2037 valued at $97,807 and Freddie Mac 4.734% - 5.918% due 07/01/2036 - 03/01/2038 valued at $117,945. Repurchase proceeds are $230,102.)

Credit Suisse Securities (USA) LLC
0.170% due 10/01/2010	87,300	87,300
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2011 valued at $89,332. Repurchase proceeds are $87,300.)
0.170% due 10/05/2010	4,400	4,400
(Dated 09/28/2010. Collateralized by U.S. Treasury Notes 3.375% due 06/30/2013 valued at $4,504. Repurchase proceeds are $4,400.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.170% due 10/06/2010	$1,200	$1,200
(Dated 09/28/2010. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $1,229. Repurchase proceeds are $1,200.)
0.180% due 10/04/2010	48,200	48,200
(Dated 09/27/2010. Collateralized by U.S. Treasury Notes 2.750% due 10/31/2013 valued at $49,364. Repurchase proceeds are $48,200.)
0.200% due 10/01/2010	411,900	411,900
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.375% due 09/30/2012 valued at $421,436. Repurchase proceeds are $411,902.)

Deutsche Bank AG
0.180% due 10/01/2010	14,200	14,200
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.750% due 11/15/2018 valued at $14,475. Repurchase proceeds are $14,200.)
0.320% due 10/01/2010	700	700
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 3.500% due 02/15/2039 valued at $718. Repurchase proceeds are $700.)

Goldman Sachs & Co.
0.220% due 10/12/2010	400,000	400,000
(Dated 09/27/2010. Collateralized by Freddie Mac 4.000% - 5.500% due 08/01/2024 - 04/01/2040 valued at $412,448. Repurchase proceeds are $400,002.)
0.230% due 10/04/2010	500,000	500,000

(Dated 08/31/2010. Collateralized by Fannie Mae 4.500% - 5.500% due 07/01/2024 - 05/01/2038 valued at $333,833 and Freddie Mac 5.000% - 5.500% due 06/01/2036 - 04/01/2038 valued at $164,712. Repurchase proceeds are $500,003.)

0.230% due 10/07/2010	150,000	150,000
(Dated 09/16/2010. Collateralized by Freddie Mac 5.000% due 08/01/2039 valued at $154,498. Repurchase proceeds are $150,001.)

Greenwich Capital Markets, Inc.
0.250% due 10/01/2010	499,500	499,500
(Dated 09/30/2010. Collateralized by Federal Home Loan Bank 4.500% due 11/15/2012 valued at $48,711 and Freddie Mac 3.750% due 06/28/2013 valued at $461,912. Repurchase proceeds are $499,503.)
0.270% due 10/04/2010	2,200	2,200
(Dated 10/01/2010. Collateralized by Freddie Mac 6.000% due 06/15/2011 valued at $2,249. Repurchase proceeds are $2,200.)

JPMorgan Chase Bank N.A.
0.170% due 10/05/2010	255,300	255,300
(Dated 09/29/2010. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $5,433 and U.S. Treasury Notes 1.125% due 06/30/2011 valued at $254,976. Repurchase proceeds are $255,301.)
0.170% due 10/05/2010	66,500	66,500
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $36,007 and U.S. Treasury Notes 1.375% due 01/15/2013 valued at $32,232. Repurchase proceeds are $66,500.)
0.200% due 10/13/2010	23,000	23,000
(Dated 09/27/2010. Collateralized by U.S. Treasury Notes 2.750% due 02/28/2013 valued at $23,678. Repurchase proceeds are $23,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.200% due 10/13/2010	$83,700	$83,700
(Dated 10/01/2010. Collateralized by U.S. Treasury Notes 1.375% due 04/15/2012 valued at $85,547. Repurchase proceeds are $83,700.)
0.260% due 10/01/2010	1,552,800	1,552,800

(Dated 09/30/2010. Collateralized by Fannie Mae 0.264% - 1.500% due 05/13/2011 - 07/19/2013 valued at $586,866; Freddie Mac 0.196% due 05/01/2012 valued at $871,095; U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $89,060; and U.S. Treasury Notes 4.625% due 07/31/2012 valued at $42,726. Repurchase proceeds are $1,552,811.)

0.260% due 10/04/2010	900	900
(Dated 10/01/2010. Collateralized by U.S. Treasury Bills 0.131% due 10/28/2010 valued at $918. Repurchase proceeds are $900.)
0.300% due 10/01/2010	1,000,000	1,000,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.625% due 06/30/2012 valued at $1,021,273. Repurchase proceeds are $1,000,008.)

Morgan Stanley
0.180% due 10/04/2010	500,000	500,000
(Dated 09/28/2010. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% - 2.000% due 07/15/2013 - 01/15/2026 valued at $511,878. Repurchase proceeds are $500,002.)
0.210% due 10/05/2010	125,000	125,000
(Dated 09/02/2010. Collateralized by U.S. Treasury Notes 3.375% due 11/15/2019 valued at $128,568. Repurchase proceeds are $125,001.)
0.210% due 10/06/2010	300,000	300,000

(Dated 09/22/2010. Collateralized by U.S. Treasury Bonds 7.250% due 08/15/2022 valued at $146,020 and U.S. Treasury Notes 1.375% - 2.125% due 03/15/2013 - 05/31/2015 valued at $160,648. Repurchase proceeds are $300,002.)

0.210% due 10/08/2010	325,000	325,000
(Dated 09/07/2010. Collateralized by U.S. Treasury Notes 1.375% - 1.875% due 06/15/2012 - 03/15/2013 valued at $331,617. Repurchase proceeds are $325,002.)
0.210% due 10/18/2010	100,000	100,000
(Dated 09/23/2010. Collateralized by U.S. Treasury Notes 1.875% due 06/30/2015 valued at $102,356. Repurchase proceeds are $100,001.)
0.220% due 11/01/2010	500,000	500,000
(Dated 09/01/2010. Collateralized by Ginnie Mae 5.000% - 5.500% due 06/20/2040 - 07/20/2040 valued at $504,638. Repurchase proceeds are $500,003.)
0.230% due 10/15/2010	494,700	494,700
(Dated 09/21/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% - 3.875% due 07/15/2016 - 04/15/2029 valued at $513,316. Repurchase proceeds are $494,703.)
0.230% due 10/22/2010	500,000	500,000
(Dated 08/27/2010. Collateralized by Ginnie Mae 5.000% - 6.000% due 07/15/2039 - 11/15/2039 valued at $499,867. Repurchase proceeds are $500,003.)

See Accompanying Notes	Semiannual Report	September 30, 2010	119

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.240% due 10/19/2010	$602,000	$602,000
(Dated 09/15/2010. Collateralized by Ginnie Mae 4.500% - 5.500% due 10/20/2039 - 07/20/2040 valued at $619,413. Repurchase proceeds are $602,004.)
0.250% due 10/01/2010	1,006,200	1,006,200

(Dated 09/30/2010. Collateralized by Fannie Mae 6.250% due 02/01/2011 valued at $360,039; Federal Home Loan Bank 0.800% due 11/20/2012 valued at $460,501; and Freddie Mac 5.135% due 03/21/2011 valued at $211,422. Repurchase proceeds are $1,006,207.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TD Securities (USA) LLC
0.180% due 10/01/2010	$776,600	$776,600
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 4.250% - 8.125% due 02/15/2021 - 05/15/2039 valued at $793,805. Repurchase proceeds are $776,604.)
0.210% due 10/18/2010	125,000	125,000
(Dated 09/02/2010. Collateralized by U.S. Treasury Notes 1.375% - 3.000% due 05/15/2012 - 08/31/2016 valued at $128,222. Repurchase proceeds are $125,001.)

		18,378,092

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.5%
0.080% due 10/07/2010 - 10/21/2010 (a)	$189,277	$189,270

Total Short-Term Instruments (Cost $27,210,062)		27,211,987

Total Investments 101.0% (Cost $43,434,375)		$43,451,858

Other Assets and Liabilities (Net) (1.0%)		(429,215)

Net Assets 100.0%		$43,022,643

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield.
(b)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds TSB Bank PLC	0.899%	02/17/2011	11/12/2009 -12/16/2009	$24,346	$24,312	0.06%

(c)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$4,489,761	$0	$4,489,761
Industrials	0	1,510	0	1,510
Utilities	0	131,940	0	131,940
Municipal Bonds & Notes
Illinois	0	54,700	0	54,700
Kentucky	0	9,248	0	9,248
U.S. Government Agencies	0	9,745,034	0	9,745,034
U.S. Treasury Obligations	0	1,238,437	0	1,238,437

Category and Subcategory (3)	Level 1 (4)		Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Asset-Backed Securities		$0	$134,930	$70,800	$205,730
Sovereign Issues		0	363,511	0	363,511
Short-Term Instruments
Certificates of Deposit		0	556,401	0	556,401
Commercial Paper		0	8,088,224	0	8,088,224
Repurchase Agreements		0	18,378,092	0	18,378,092
U.S. Treasury Bills		0	189,270	0	189,270
Investments, at value	$		$43,381,058	$70,800	$43,451,858

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$40,482	$0	$(41,000)	$12	$0	$506	$0	$0	$0	$0
Asset-Backed Securities	0	70,800	0	0	0	0	0	0	70,800	0

Investments, at value	$40,482	$70,800	$(41,000)	$12	$0	$506	$0	$0	$70,800	$0

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

120	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 16.1%

BANKING & FINANCE 15.6%

Bank of America Corp.
4.250% due 10/01/2010	$1,525	$1,525

Bank of America N.A.
1.700% due 12/23/2010	2,000	2,007

Bank of Scotland PLC
0.370% due 12/08/2010	500	500

Barclays Bank PLC
1.308% due 12/05/2011	5,000	5,059

Citibank N.A.
1.375% due 08/10/2011	45,000	45,430

Citigroup, Inc.
0.452% due 05/18/2011	30,000	29,973
6.500% due 01/18/2011	3,600	3,661

Countrywide Home Loans, Inc.
4.000% due 03/22/2011	11,000	11,175

Dexia Credit Local S.A.
0.940% due 09/23/2011	15,000	15,058
2.375% due 09/23/2011	25,000	25,298

General Electric Capital Corp.
1.625% due 01/07/2011	2,000	2,008
1.800% due 03/11/2011	46,295	46,624
3.000% due 12/09/2011	2,300	2,371

Goldman Sachs Group, Inc.
1.056% due 12/05/2011	30,000	30,290

HSBC Finance Corp.
0.628% due 08/09/2011	18,352	18,334
5.250% due 01/14/2011	4,000	4,048
5.500% due 04/15/2011	1,146	1,169
5.700% due 06/01/2011	4,500	4,640
6.750% due 05/15/2011	8,645	8,951

HSBC USA, Inc.
3.125% due 12/16/2011	500	516

International Bank for Reconstruction & Development
0.468% due 03/04/2011	8,401	8,412

JPMorgan Chase & Co.
0.663% due 04/01/2011	20,000	20,023
1.650% due 02/23/2011	10,292	10,346
2.625% due 12/01/2010	10,000	10,041

Kreditanstalt fuer Wiederaufbau
0.571% due 03/02/2011	250	250

Lloyds TSB Bank PLC
1.353% due 04/01/2011	10,000	10,029
2.300% due 04/01/2011	23,000	23,214

Merrill Lynch & Co., Inc.
0.576% due 02/15/2011	2,000	1,981
0.698% due 07/25/2011	6,000	5,996
4.500% due 11/04/2010	3,200	3,208

Morgan Stanley
0.868% due 03/04/2011	2,000	2,005
2.000% due 09/22/2011	45,000	45,735
2.900% due 12/01/2010	2,000	2,009
3.250% due 12/01/2011	100	103
5.050% due 01/21/2011	2,500	2,533
6.750% due 04/15/2011	39,344	40,529

PNC Funding Corp.
0.570% due 06/22/2011	875	877

Royal Bank of Scotland Group PLC
0.784% due 04/08/2011	9,000	9,007
3.000% due 12/09/2011	7,000	7,188

Sovereign Bank
2.750% due 01/17/2012	500	515

State Street Bank and Trust Co.
0.492% due 09/15/2011	4,700	4,714

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Suncorp-Metway Ltd.
1.776% due 04/15/2011	$20,000	$20,126

SunTrust Bank
0.942% due 12/16/2010	3,200	3,205

Svenska Handelsbanken AB
0.584% due 07/01/2011	8,400	8,388

U.S. Central Federal Credit Union
1.250% due 10/19/2011	7,200	7,264

Union Bank N.A.
0.372% due 03/16/2011	300	300

		506,635

UTILITIES 0.5%

BP Capital Markets PLC
1.550% due 08/11/2011	15,050	15,094

France Telecom S.A.
7.750% due 03/01/2011	370	381

Verizon Wireless Capital LLC
2.945% due 05/20/2011	700	712

		16,187

Total Corporate Bonds & Notes (Cost $521,762)		522,822

MUNICIPAL BONDS & NOTES 0.2%

ILLINOIS 0.2%

Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	5,000	5,009

Total Municipal Bonds & Notes (Cost $5,000)		5,009

U.S. GOVERNMENT AGENCIES 25.7%

Fannie Mae
0.217% due 09/19/2011	10,000	10,002
0.675% due 12/30/2011	35,000	35,027
0.700% due 10/22/2010	11,000	11,002
1.750% due 03/23/2011	12,464	12,556
2.875% due 10/12/2010	3,041	3,044
4.500% due 02/15/2011	204	207
4.750% due 12/15/2010	7	7
5.125% due 04/15/2011	1,710	1,756
5.500% due 03/15/2011	45	46
6.250% due 02/01/2011	200	204
6.625% due 11/15/2010	2,019	2,035

Federal Farm Credit Bank
0.137% due 10/12/2010	10,000	10,000
0.180% due 05/06/2011	15,000	14,986
0.190% due 05/17/2011	15,000	14,986
0.240% due 07/12/2011	50,000	49,957
0.247% due 06/27/2011	50,000	49,990
0.258% due 10/07/2011	3,200	3,202
0.297% due 11/03/2010 - 09/15/2011	8,000	8,005
0.300% due 09/16/2011	10,000	9,994
0.508% due 11/04/2010	1,000	1,000
1.800% due 03/17/2011	700	705
4.875% due 02/18/2011	2,706	2,754
5.750% due 01/18/2011	125	127
6.000% due 03/07/2011	3,405	3,491
6.300% due 12/20/2010	235	238

Federal Home Loan Bank
0.157% due 07/11/2011	$20,000	19,995
0.162% due 07/20/2011	10,000	9,997
0.176% due 08/26/2011	24,000	23,996
0.187% due 01/14/2011	5,000	5,000
0.207% due 09/15/2011	30,000	30,003
0.220% due 05/26/2011	31,000	30,995
0.228% due 02/03/2012	45,000	45,002
0.232% due 02/16/2012	20,000	20,002
0.250% due 05/27/2011	32,600	32,580

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.280% due 08/17/2011	$35,000	$34,977
0.386% due 07/15/2011	25,000	24,988
0.481% due 10/08/2010	650	650
0.500% due 10/15/2010	3,630	3,630
0.570% due 12/29/2010	200	200
0.625% due 06/15/2011	53,200	53,326
0.690% due 11/08/2010	5,650	5,652
0.700% due 04/18/2011	10,000	10,025
0.750% due 03/25/2011	22,300	22,365
0.760% due 07/19/2011	30,000	30,111
0.850% due 12/03/2010	350	350
1.625% due 01/21/2011 - 03/16/2011	10,930	10,996
3.000% due 12/10/2010	1,425	1,433
3.375% due 10/20/2010	3,585	3,591
3.500% due 12/10/2010	25	25
3.625% due 12/17/2010 - 07/01/2011	16,010	16,327
4.250% due 11/02/2010 - 11/15/2010	3,680	3,693
4.375% due 10/22/2010	925	927
4.625% due 02/18/2011	980	997
4.750% due 12/10/2010	575	580
5.000% due 03/11/2011 - 03/23/2011	2,350	2,398
5.875% due 02/15/2011	135	138
6.625% due 11/15/2010	265	267

Freddie Mac
0.177% due 01/11/2012	52,149	52,121
0.208% due 12/21/2011	25,000	24,999
0.226% due 09/26/2011	10,000	10,003
0.326% due 02/01/2011	2,103	2,103
1.500% due 01/07/2011	85	85
2.750% due 04/11/2011	4,000	4,053
2.875% due 11/23/2010	816	819
3.125% due 10/25/2010	10,635	10,656
3.250% due 02/25/2011	7,212	7,297
4.125% due 10/18/2010 - 02/24/2011	21,000	21,307
4.250% due 10/28/2010	25	25
4.300% due 02/03/2011	1,865	1,891
4.750% due 12/08/2010 - 01/18/2011	2,653	2,688
5.000% due 10/18/2010	91	91
5.125% due 04/18/2011	2,770	2,844
5.625% due 03/15/2011	79	81

Tennessee Valley Authority
5.625% due 01/18/2011	4,570	4,643

Total U.S. Government Agencies (Cost $835,844)		836,243

U.S. TREASURY OBLIGATIONS 1.4%

U.S. Treasury Notes
1.000% due 09/30/2011	46,950	47,286

Total U.S. Treasury Obligations (Cost $47,185)		47,286

ASSET-BACKED SECURITIES 0.7%

Ally Auto Receivables Trust
0.586% due 07/15/2011	7,133	7,138

CarMax Auto Owner Trust
0.627% due 07/15/2011	1,939	1,941

Chrysler Financial Auto Securitization Trust
0.336% due 10/11/2011	10,000	10,000

Ford Credit Auto Owner Trust
0.384% due 05/15/2011	2,467	2,468

Honda Auto Receivables Owner Trust
0.269% due 02/22/2011	2,192	2,192

Total Asset-Backed Securities (Cost $23,731)		23,739

See Accompanying Notes	Semiannual Report	September 30, 2010	121

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.9%

Agence Francaise de Developpement
0.352% due 11/19/2010	$15,000	$14,993

Province of Ontario Canada
2.750% due 02/22/2011	15,000	15,139

Total Sovereign Issues (Cost $30,121)		30,132

SHORT-TERM INSTRUMENTS 55.3%

CERTIFICATES OF DEPOSIT 1.8%

Barclays Bank PLC
0.858% due 12/20/2011	20,250	20,245
1.392% due 12/16/2011	30,000	30,007

BNP Paribas
0.365% due 03/22/2011	9,800	9,795

Royal Bank of Canada
0.257% due 12/14/2010	210	210

		60,257

COMMERCIAL PAPER 18.0%

Citigroup, Inc.
0.410% due 11/09/2010	6,000	5,997

Fannie Mae
0.250% due 10/01/2010	10,000	10,000
0.450% due 03/01/2011	85,000	84,943
0.510% due 04/25/2011	10,000	9,990

Federal Farm Credit Bank
0.218% due 03/21/2011	250	250
0.310% due 07/28/2011	25,000	24,991

Federal Home Loan Bank
0.180% due 11/17/2010	15,000	15,000
0.270% due 10/29/2010	2,250	2,250
0.310% due 12/09/2010	40,000	40,009
0.390% due 02/16/2011	20,000	19,988
0.540% due 05/24/2011	1,600	1,603
0.550% due 06/01/2011	5,000	5,009

Freddie Mac
0.210% due 04/06/2011	100,000	99,869
0.250% due 10/15/2010	33,590	33,587
0.285% due 10/12/2010	50,000	49,996
0.310% due 10/04/2010	25,000	24,999

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Standard Chartered Bank
0.550% due 10/18/2010	$29,000	$28,992

Straight-A Funding LLC
0.200% due 10/08/2010	12,000	12,000
0.210% due 10/20/2010	3,000	3,000
0.220% due 10/19/2010	65,000	64,993
0.220% due 10/20/2010	35,000	34,996

Wal-Mart Stores, Inc.
0.230% due 10/18/2010	12,000	11,999

		584,461

REPURCHASE AGREEMENTS 35.5%

Banc of America Securities LLC
0.200% due 10/15/2010	50,000	50,000
(Dated 09/07/2010. Collateralized by U.S. Treasury Notes 3.000% due 02/28/2017 valued at $51,678. Repurchase proceeds are $50,000.)
0.210% due 10/12/2010	50,000	50,000
(Dated 09/17/2010. Collateralized by U.S. Treasury Notes 2.750% - 3.250% due 11/30/2016 - 03/31/2017 valued at $52,073. Repurchase proceeds are $50,000.)

Citigroup Global Markets, Inc.
0.220% due 10/18/2010	50,000	50,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.000% due 07/15/2013 valued at $51,120. Repurchase proceeds are $50,000.)
0.270% due 10/01/2010	19,900	19,900
(Dated 05/12/2010. Collateralized by Freddie Mac 5.527% due 12/01/2037 valued at $17,907. Repurchase proceeds are $19,900.)

Goldman Sachs & Co.
0.230% due 10/07/2010	50,000	50,000
(Dated 09/16/2010. Collateralized by Freddie Mac 5.000% due 08/01/2039 valued at $51,502. Repurchase proceeds are $50,000.)

JPMorgan Chase Bank N.A.
0.260% due 10/01/2010	263,500	263,500
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $269,057. Repurchase proceeds are $263,502.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley
0.200% due 10/01/2010	$328,000	$328,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 4.375% due 11/15/2039 valued at $336,240. Repurchase proceeds are $328,002.)
0.210% due 10/06/2010	25,000	25,000
(Dated 09/22/2010. Collateralized by U.S. Treasury Notes 1.375% due 03/15/2013 valued at $25,511. Repurchase proceeds are $25,000.)
0.210% due 10/08/2010	100,000	100,000
(Dated 09/07/2010. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2019 valued at $103,668. Repurchase proceeds are $100,001.)
0.210% due 10/18/2010	80,000	80,000
(Dated 09/23/2010. Collateralized by U.S. Treasury Notes 1.875% due 06/30/2015 valued at $81,897. Repurchase proceeds are $80,000.)
0.240% due 10/19/2010	41,000	41,000
(Dated 09/15/2010. Collateralized by Ginnie Mae 5.500% due 07/20/2040 valued at $42,529. Repurchase proceeds are $41,000.)
TD Securities (USA) LLC
0.200% due 10/01/2010	98,300	98,300
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.750% - 3.250% due 11/30/2016 - 12/31/2016 valued at $100,457. Repurchase proceeds are $98,301.)

		1,155,700

Total Short-Term Instruments (Cost $1,800,286)		1,800,418

Total Investments 100.3% (Cost $3,263,929)		$3,265,649

Other Assets and Liabilities (Net) (0.3%)		(10,200)

Net Assets 100.0%		$3,255,449

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$506,635	$0	$506,635
Utilities	0	16,187	0	16,187
Municipal Bonds & Notes
Illinois	0	5,009	0	5,009
U.S. Government Agencies	0	836,243	0	836,243
U.S. Treasury Obligations	0	47,286	0	47,286
Asset-Backed Securities	0	13,739	10,000	23,739
Sovereign Issues	0	30,132	0	30,132
Short-Term Instruments
Certificates of Deposit	0	60,257	0	60,257
Commercial Paper	0	584,461	0	584,461
Repurchase Agreements	0	1,155,700	0	1,155,700

Investments, at value	$0	$3,255,649	$10,000	$3,265,649

122	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2010:

Category and Subcategory (3)	Beginning Balance at 03/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010
Asset-Backed Securities	$0	$10,000	$0	$0	$0	$0	$0	$0	$10,000	$0

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes	Semiannual Report	September 30, 2010	123

Schedule of Investments PIMCO U.S. Government Sector Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 1.9%

BANKING & FINANCE 1.9%

Bear Stearns Cos. LLC
0.586% due 08/15/2011	$100	$100

Goldman Sachs Group, Inc.
0.931% due 10/07/2011	2,000	2,000

JPMorgan Chase & Co.
0.695% due 01/17/2011	400	400

Kreditanstalt fuer Wiederaufbau
1.250% due 06/15/2012 (c)	100,000	101,361
3.500% due 03/10/2014	200	217

Morgan Stanley
0.780% due 01/09/2012	100	99

SovRisc BV
5.250% due 04/30/2011	3,286	3,384

U.S. Trade Funding Corp.
4.260% due 11/15/2014	5,888	6,213

		113,774

INDUSTRIALS 0.0%

Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	475	530

Total Corporate Bonds & Notes (Cost $112,407)		114,304

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%

Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	2,020	2,083

IOWA 0.0%

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,230	2,067

NEW YORK 0.0%

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	1,100	1,205

Total Municipal Bonds & Notes (Cost $5,188)		5,355

U.S. GOVERNMENT AGENCIES 14.6%

Egypt Government AID Bond
4.450% due 09/15/2015	35,000	39,750

Fannie Mae
0.316% due 12/25/2036	1,897	1,872
0.376% due 03/25/2034	1,456	1,442
0.386% due 03/25/2036	1,599	1,485
0.476% due 07/25/2032	795	778
0.496% due 06/25/2033	1,174	1,120
0.516% due 06/25/2032	2	2
0.576% due 03/25/2032	579	547
0.596% due 11/25/2032	8	7
0.606% due 05/25/2042	744	746
0.731% due 08/25/2021 - 03/25/2022	94	95
0.881% due 08/25/2022	28	28
0.981% due 04/25/2022	43	44
1.156% due 04/25/2032	738	751
1.586% due 02/01/2041 - 10/01/2044	9,181	9,158
1.588% due 03/01/2044	2,960	2,994
1.786% due 11/01/2030	2	2
2.290% due 06/01/2021	1,611	1,673
2.328% due 11/01/2035	782	800

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.340% due 11/01/2035	$1,278	$1,308
2.391% due 07/01/2018	443	446
2.455% due 12/01/2032	9	9
2.501% due 06/01/2032	3	3
2.567% due 05/01/2025	14	14
2.616% due 09/01/2031	68	71
2.632% due 10/01/2032	47	48
2.650% due 12/01/2031 - 05/01/2032	19	20
2.681% due 08/01/2036	531	558
2.683% due 12/01/2022	36	38
2.750% due 05/01/2022	12	12
2.758% due 01/01/2029	18	18
2.857% due 12/01/2029	9	10
2.973% due 03/01/2026	20	21
3.019% due 09/01/2028	33	34
3.047% due 11/01/2020	25	25
3.110% due 03/01/2018	20	21
3.125% due 09/01/2022	5	5
3.347% due 10/01/2025	36	38
3.349% due 01/01/2036	4,669	4,934
3.359% due 12/01/2035	375	393
3.558% due 09/01/2017	21	22
3.583% due 01/01/2018	13	13
3.970% due 02/01/2026	13	13
4.069% due 09/01/2033	4	5
4.097% due 08/01/2028	13	13
4.105% due 01/01/2018	21	21
4.119% due 12/01/2029	8	8
4.344% due 12/01/2029	25	25
4.500% due 04/25/2016 - 09/25/2020	6,243	6,358
4.625% due 05/01/2013	11,757	12,742
4.650% due 08/01/2014	24	24
4.751% due 03/01/2035	2,426	2,527
5.000% due 01/25/2017 - 02/25/2017	1,483	1,505
5.250% due 08/01/2012	50,000	53,963
5.400% due 06/01/2025	18	18
5.431% due 09/01/2026	699	703
5.500% due 03/25/2028 - 11/01/2036	6,853	7,145
5.650% due 11/01/2014	14	14
5.800% due 02/09/2026	30,000	30,484
5.950% due 02/25/2044	3,077	3,352
6.000% due 10/01/2040	1,000	1,075

Farmer Mac
7.373% due 07/25/2011	1,432	1,446
Federal Home Loan Bank
4.625% due 09/11/2020	30,800	35,679
6.640% due 12/13/2016	75	95

Financing Corp.
0.000% due 06/06/2013	70	68

Freddie Mac
0.000% due 12/11/2025	9,084	4,956
0.496% due 07/25/2031	422	369
0.607% due 12/15/2030 - 06/15/2031	1,442	1,442
0.657% due 11/15/2016 - 03/15/2017	1,796	1,797
0.757% due 06/15/2030 - 12/15/2032	629	632
0.807% due 06/15/2031	219	220
1.012% due 02/15/2027	20	20
1.586% due 10/25/2044 - 02/25/2045	6,958	7,190
1.786% due 07/25/2044	3,485	3,495
2.163% due 02/01/2024	43	45
2.497% due 07/01/2020	131	136
2.515% due 04/01/2027	12	12
2.583% due 05/01/2032	19	20
2.600% due 02/01/2032	8	8
2.604% due 12/01/2031	8	9
2.605% due 09/01/2031 - 02/01/2032	17	18

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.606% due 08/01/2031	$3	$3
2.625% due 12/01/2031	60	62
2.635% due 06/01/2035	9,901	10,359
2.660% due 03/01/2025	1	1
2.764% due 07/01/2029	18	19
2.924% due 01/01/2032	38	40
3.123% due 10/01/2031	9	9
3.147% due 08/01/2019	42	44
3.180% due 02/01/2018	45	47
4.120% due 08/01/2020	30	31
4.125% due 02/01/2025	11	11
4.250% due 05/22/2013	20	22
4.500% due 02/15/2017 - 09/15/2035	14,298	14,605
4.622% due 02/01/2035	4,683	4,916
5.000% due 01/30/2014 - 01/15/2034	186,996	211,960
5.084% due 03/01/2035	360	380
5.400% due 03/17/2021	500	581
5.500% due 08/15/2030 - 10/01/2039	1,701	1,806
6.500% due 10/25/2043	1,522	1,724

Ginnie Mae
3.125% due 10/20/2023 - 10/20/2024	120	124
3.250% due 02/20/2030	1,569	1,620
3.375% due 04/20/2023 - 04/20/2032	1,409	1,455
3.625% due 07/20/2025 - 08/20/2026	867	897
5.000% due 05/20/2034	29,152	31,334
8.500% due 03/20/2025	60	68

Israel Government AID Bond
0.000% due 11/01/2024	178,000	104,510
5.500% due 09/18/2023 - 04/26/2024	98,505	122,114

Residual Funding Strip
0.000% due 10/15/2019	80	62

Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	682	684
1.000% due 03/25/2025 - 07/25/2025	563	565
1.100% due 01/25/2019 - 11/25/2024	730	734
4.500% due 03/01/2023	782	836
4.760% due 09/01/2025	21,862	23,750
4.770% due 04/01/2024	6,574	7,100
4.875% due 09/10/2013	989	1,043
4.930% due 01/01/2024	4,833	5,235
5.136% due 08/10/2013	5,025	5,352
5.240% due 08/01/2023	3,171	3,413
7.060% due 11/01/2019	712	785
7.220% due 11/01/2020	818	903

Tennessee Valley Authority
5.500% due 06/15/2038	35,000	42,385
6.250% due 12/15/2017	480	604

U.S. Department of Housing and Urban Development
4.930% due 08/01/2014	4,000	4,495
5.190% due 08/01/2016	5,000	5,567

Total U.S. Government Agencies (Cost $799,556)		861,262

U.S. TREASURY OBLIGATIONS 68.1%

U.S. Treasury Bonds
4.250% due 05/15/2039	1,120	1,232
5.375% due 02/15/2031	67,221	86,547
6.125% due 11/15/2027 (d)	61,000	84,228
6.250% due 08/15/2023	63,550	86,071
8.000% due 11/15/2021 (d)	214,000	322,806

U.S. Treasury Notes
1.375% due 05/15/2013	203,600	207,895
2.125% due 11/30/2014	10,900	11,396

124	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 10/31/2014	$90	$95
2.500% due 06/30/2017	431,000	449,115
2.750% due 11/30/2016	183,000	194,523
2.750% due 05/31/2017	393,200	416,116
3.000% due 02/28/2017	483,000	519,640
3.125% due 04/30/2017	12,800	13,857
3.125% due 05/15/2019	258,000	274,266
3.375% due 11/15/2019	100,000	107,766
3.625% due 08/15/2019 (d)	1,130,100	1,243,110

Total U.S. Treasury Obligations (Cost $3,874,451)		4,018,663

MORTGAGE-BACKED SECURITIES 5.2%

Bear Stearns Adjustable Rate Mortgage Trust
2.888% due 04/25/2033	33	33
2.939% due 11/25/2034	3,575	3,391
2.961% due 04/25/2033	435	428
3.349% due 01/25/2034	759	729
3.399% due 02/25/2033	95	89
5.350% due 04/25/2033	515	514

Bear Stearns Alt-A Trust
0.416% due 02/25/2034	4,444	3,428
5.316% due 11/25/2036	27,889	17,259
5.386% due 11/25/2036	36,879	22,926

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	5	5

Bear Stearns Mortgage Funding Trust
0.326% due 02/25/2037	576	575

CBA Commercial Small Balance Commercial Mortgage
0.536% due 12/25/2036	3,197	2,111
CC Mortgage Funding Corp.
0.386% due 05/25/2048	7,168	2,672
0.506% due 08/25/2035	1,493	929

Citigroup Mortgage Loan Trust, Inc.
2.650% due 12/25/2035	2,875	2,613

Countrywide Alternative Loan Trust
0.416% due 02/25/2047	1,359	865
0.436% due 05/25/2047	8,608	4,782
0.437% due 02/20/2047	11,859	6,700
0.456% due 05/25/2036	850	463
0.466% due 05/25/2035	1,817	1,159
0.467% due 03/20/2046	9,049	5,133
0.536% due 12/25/2035	666	466
1.370% due 02/25/2036	843	565
5.500% due 03/25/2036	4,464	3,264

Countrywide Home Loan Mortgage Pass-Through Trust
0.486% due 05/25/2035	3,013	1,970
0.546% due 04/25/2035	645	424
0.586% due 02/25/2035	1,888	1,400
0.596% due 02/25/2035	1,122	777
3.524% due 04/25/2035	1,020	676
5.574% due 09/20/2036	13,537	8,159

Credit Suisse First Boston Mortgage Securities Corp.
1.842% due 05/25/2032	43	43
2.758% due 06/25/2032	52	44

Downey Savings & Loan Association Mortgage Loan Trust
0.517% due 08/19/2045	1,478	975

First Republic Mortgage Loan Trust
0.736% due 06/25/2030	585	558
0.757% due 11/15/2030	635	606

GMAC Commercial Mortgage Securities, Inc.
6.957% due 09/15/2035	7	7

Greenpoint Mortgage Funding Trust
0.336% due 01/25/2047	3,399	3,197
0.476% due 06/25/2045	1,377	912

GS Mortgage Securities Corp. II
0.348% due 03/06/2020	10,013	9,726

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSR Mortgage Loan Trust
3.209% due 04/25/2036	$9,561	$8,039

GSRPM Mortgage Loan Trust
0.956% due 01/25/2032	142	130

Harborview Mortgage Loan Trust
0.387% due 04/19/2038	3,627	2,187
0.477% due 05/19/2035	3,808	2,389
0.627% due 02/19/2034	942	832

Impac CMB Trust
1.256% due 07/25/2033	167	115

Indymac Index Mortgage Loan Trust
0.576% due 02/25/2035	5,461	3,451

JPMorgan Mortgage Trust
2.971% due 07/25/2035	3,692	3,607
5.055% due 02/25/2036	5,887	5,089

MASTR Adjustable Rate Mortgages Trust
2.712% due 05/25/2034	503	396

MASTR Asset Securitization Trust
4.500% due 03/25/2018	349	356
5.500% due 09/25/2033	661	684

Merrill Lynch Floating Trust
0.327% due 06/15/2022	2,843	2,725

Merrill Lynch Mortgage Investors, Inc.
2.160% due 12/25/2032	313	314

Morgan Stanley Capital I
0.318% due 10/15/2020	11,131	10,292
4.490% due 01/13/2041	119	123

Prime Mortgage Trust
5.000% due 02/25/2019	1,687	1,727

Residential Accredit Loans, Inc.
0.556% due 08/25/2035	2,701	1,727
0.656% due 03/25/2033	3,669	3,288
1.730% due 09/25/2045	1,116	673

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	90	91
8.500% due 10/25/2031	1,151	1,199

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	118	122

Sequoia Mortgage Trust
0.607% due 10/19/2026	2,187	1,881
0.607% due 07/20/2033	3,192	3,011
0.727% due 07/20/2033	2,245	1,316

Structured Adjustable Rate Mortgage Loan Trust
1.752% due 01/25/2035	919	510

Structured Asset Mortgage Investments, Inc.
0.356% due 09/25/2047	429	428
0.476% due 05/25/2036	35,862	20,432
0.607% due 03/19/2034	979	881
0.837% due 07/19/2034	495	438

Structured Asset Securities Corp.
0.306% due 05/25/2036	538	530
2.841% due 10/25/2035	2,039	1,642

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037	590	542

Thornburg Mortgage Securities Trust
0.356% due 03/25/2037	11,945	11,551
0.366% due 11/25/2046	8,843	8,605
0.376% due 10/25/2046	11,206	11,118

Wachovia Bank Commercial Mortgage Trust
0.347% due 09/15/2021	23,621	21,943

WaMu Mortgage Pass-Through Certificates
0.486% due 04/25/2045	4,326	3,578
0.516% due 11/25/2045	3,043	2,496
0.526% due 12/25/2045	1,791	1,496
1.100% due 01/25/2047	2,461	1,587
1.180% due 12/25/2046	4,935	3,359

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.350% due 06/25/2046	$6,865	$5,068
1.370% due 02/25/2046	5,120	3,824
1.570% due 11/25/2042	1,069	932
1.680% due 05/25/2041	405	384
2.786% due 03/25/2034	501	480
3.253% due 05/25/2046	1,266	850
3.253% due 07/25/2046	12,354	8,698
3.253% due 08/25/2046	31,074	21,515
3.253% due 09/25/2046	5,091	3,696
3.253% due 10/25/2046	2,639	1,856
3.253% due 12/25/2046	2,787	1,820

Washington Mutual MSC Mortgage Pass-Through Certificates
2.452% due 05/25/2033	86	82
2.770% due 02/25/2033	47	44
2.789% due 02/25/2033	3	3

Wells Fargo Mortgage-Backed Securities Trust
2.889% due 07/25/2035	1,655	1,655
4.472% due 11/25/2033	322	335

Total Mortgage-Backed Securities (Cost $420,775)		308,715

ASSET-BACKED SECURITIES 1.0%

Accredited Mortgage Loan Trust
0.306% due 02/25/2037	320	319

ACE Securities Corp.
0.306% due 08/25/2036	646	564

Asset-Backed Securities Corp. Home Equity
0.336% due 05/25/2037	446	300
0.777% due 06/15/2031	475	396
0.797% due 11/15/2031	38	32

Bear Stearns Asset-Backed Securities Trust
0.306% due 11/25/2036	1,151	1,104
0.326% due 12/25/2036	623	573
0.336% due 10/25/2036	733	683
0.366% due 11/25/2036	6,176	4,132
0.916% due 10/25/2032	109	102

Carrington Mortgage Loan Trust
0.306% due 10/25/2036	593	584
0.306% due 12/25/2036	1,477	1,356
0.416% due 01/25/2036	638	636
0.576% due 10/25/2035	1,290	1,229

CIT Group Home Equity Loan Trust
0.526% due 06/25/2033	252	221

Citigroup Mortgage Loan Trust, Inc.
0.296% due 12/25/2036	1,361	1,281
0.316% due 05/25/2037	1,132	1,049
0.366% due 08/25/2036	972	892

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,361	1,083

Countrywide Asset-Backed Certificates
0.306% due 05/25/2047	496	493
0.336% due 10/25/2047	670	647
0.356% due 09/25/2037	772	736
0.356% due 09/25/2047	1,086	1,057
0.416% due 02/25/2036	88	87
0.436% due 09/25/2036	2,719	2,177
0.446% due 06/25/2036	1,941	1,684

Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032	125	99

Credit-Based Asset Servicing & Securitization LLC
0.326% due 01/25/2037	1,577	718

First Franklin Mortgage Loan Asset-Backed Certificates
0.626% due 12/25/2034	15	15

GE-WMC Mortgage Securities LLC
0.296% due 08/25/2036	114	45

GSAMP Trust
0.326% due 12/25/2036	1,462	993
0.346% due 11/25/2035	256	32

See Accompanying Notes	Semiannual Report	September 30, 2010	125

Schedule of Investments PIMCO U.S. Government Sector Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Equity Asset Trust
0.316% due 05/25/2037	$593	$573
1.176% due 02/25/2033	1	1

HSI Asset Securitization Corp. Trust
0.306% due 10/25/2036	1,016	763
0.306% due 12/25/2036	503	477

Indymac Residential Asset-Backed Trust
0.336% due 07/25/2037	192	191
0.386% due 04/25/2047	785	775

IXIS Real Estate Capital Trust
0.316% due 05/25/2037	49	17

JPMorgan Mortgage Acquisition Corp.
0.306% due 10/25/2036	2,101	2,026
0.316% due 03/25/2047	1,150	855
0.336% due 08/25/2036	70	21
0.336% due 03/25/2037	730	689

LA Arena Funding LLC
7.656% due 12/15/2026	74	77

Lehman ABS Mortgage Loan Trust
0.346% due 06/25/2037	1,067	407

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034	1,548	1,319

MASTR Asset-Backed Securities Trust
0.306% due 11/25/2036	204	131
0.316% due 11/25/2036	158	158
0.336% due 05/25/2037	1,024	990

Merrill Lynch First Franklin Mortgage Loan Trust
0.316% due 07/25/2037	1,073	1,066

Merrill Lynch Mortgage Investors, Inc.
0.326% due 07/25/2037	283	281
0.376% due 02/25/2037	746	521

Mid-State Trust
7.340% due 07/01/2035	237	248

Morgan Stanley ABS Capital I
0.296% due 10/25/2036	394	393
0.306% due 11/25/2036	280	279
0.316% due 05/25/2037	1,413	1,172

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Home Equity Loan Trust
0.306% due 12/25/2036	$956	$930

Morgan Stanley IXIS Real Estate Capital Trust
0.306% due 11/25/2036	147	147

Morgan Stanley Mortgage Loan Trust
0.326% due 01/25/2047	1,449	1,270

Nationstar Home Equity Loan Trust
0.316% due 03/25/2037	145	145
0.376% due 04/25/2037	576	562

New Century Home Equity Loan Trust
0.436% due 05/25/2036	1,744	1,185
0.516% due 06/25/2035	796	767

Option One Mortgage Loan Trust
0.316% due 07/25/2037	759	726

Renaissance Home Equity Loan Trust
0.956% due 08/25/2032	2	1

Residential Asset Mortgage Products, Inc.
0.326% due 02/25/2037	363	361

Residential Asset Securities Corp.
0.316% due 01/25/2037	414	412
0.326% due 02/25/2037	394	385
0.366% due 04/25/2037	676	663

Salomon Brothers Mortgage Securities VII, Inc.
1.212% due 01/25/2032	147	123

Saxon Asset Securities Trust
0.776% due 08/25/2032	7	7

SBI HELOC Trust
0.426% due 08/25/2036	137	136

Securitized Asset-Backed Receivables LLC Trust
0.296% due 01/25/2037	1,184	1,132
0.316% due 12/25/2036	2,329	814
0.336% due 11/25/2036	920	333

Soundview Home Equity Loan Trust
0.316% due 11/25/2036	808	379
0.336% due 06/25/2037	1,404	1,232

Specialty Underwriting & Residential Finance
0.316% due 01/25/2038	1,299	1,168

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Investment Loan Trust
0.306% due 07/25/2036	$635	$632

Structured Asset Securities Corp.
0.336% due 01/25/2037	412	400
0.356% due 01/25/2037	1,231	878
0.656% due 05/25/2034	466	424

Truman Capital Mortgage Loan Trust
0.596% due 01/25/2034	20	20

WaMu Asset-Backed Certificates
0.306% due 01/25/2037	1,129	1,033

Total Asset-Backed Securities (Cost $67,163)		55,014

SHORT-TERM INSTRUMENTS 8.8%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 10/01/2010	5,086	5,086

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $5,191. Repurchase proceeds are $5,086.)

U.S. TREASURY BILLS 0.0%
0.119% due 10/07/2010 - 10/21/2010 (a)(d)	1,774	1,774

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 8.7%
	51,397,934	514,904

Total Short-Term Instruments (Cost $521,807)		521,764

Total Investments 99.7% (Cost $5,801,347)		$5,885,077

Other Assets and Liabilities (Net) 0.3%		16,243

Net Assets 100.0%		$5,901,319

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield.
(b)	Affiliated to the Portfolio.
(c)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $395,971 at a weighted average interest rate of 0.204%. On September 30, 2010, securities valued at $3,041 were pledged as collateral for reverse repurchase agreements.
(d)	Securities with an aggregate market value of $38,359 and cash of $28 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	13,007	$27,563
90-Day Eurodollar March Futures	Long	03/2011	14,127	5,971
90-Day Eurodollar March Futures	Long	03/2012	3,704	3,139
U.S. Treasury 5-Year Note December Futures	Long	12/2010	20,379	18,289

				$54,962

(e)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2010(2)	Notional Amount(3)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.136%	$	3,000	$(1)	$0	$(1)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.136%		1,800	1	0	1

							$0	$0	$0

126	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

September 30, 2010 (Unaudited)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	2.000%	12/15/2012	MSC	$	343,000	$8,938	$4,425	$4,513
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		223,600	27,588	9,042	18,546
Pay	3-Month USD-LIBOR	4.000%	06/16/2015	RBS		217,000	27,982	8,886	19,096
Pay	3-Month USD-LIBOR	3.000%	12/15/2015	MSC		230,000	15,276	5,168	10,108
Pay	3-Month USD-LIBOR	4.000%	12/16/2016	DUB		25,000	2,101	894	1,207
Pay	3-Month USD-LIBOR	4.000%	12/16/2016	MSC		25,000	2,101	900	1,201

							$83,986	$29,315	$54,671

(f)	Transactions in written call and put options for the period ended September 30, 2010:

	Notional Amount	Premium
Balance at 03/31/2010	$6,447,800	$34,586
Sales	0	0
Closing Buys	(6,447,800)	(34,586)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2010	$0	$0

(g)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	10/01/2040	$11,000	$11,791	$11,694

(h)	Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$107,561	$6,213	$113,774
Industrials	0	530	0	530
Municipal Bonds & Notes
California	0	2,083	0	2,083
Iowa	0	2,067	0	2,067
New York	0	1,205	0	1,205
U.S. Government Agencies	0	859,816	1,446	861,262
U.S. Treasury Obligations	0	4,018,663	0	4,018,663
Mortgage-Backed Securities	0	306,604	2,111	308,715
Asset-Backed Securities	0	55,014	0	55,014
Short-Term Instruments
Repurchase Agreements	0	5,086	0	5,086
U.S. Treasury Bills	0	1,774	0	1,774
PIMCO Short-Term Floating NAV Portfolio	514,904	0	0	514,904
Investments, at value	$514,904	$5,360,403	$9,770	$5,885,077

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Short Sales, at value	$0	$(11,694)	$0	$(11,694)

Financial Derivative Instruments (7) - Assets
Credit Contracts	0	1	0	1
Interest Rate Contracts	54,962	54,671	0	109,633
	$54,962	$54,672	$0	$109,634

Financial Derivative Instruments (7) - Liabilities
Credit Contracts	$0	$(1)	$0	$(1)

Totals	$569,866	$5,403,380	$9,770	$5,983,017

See Accompanying Notes	Semiannual Report	September 30, 2010	127

Schedule of Investments PIMCO U.S. Government Sector Portfolio (Cont.)

September 30, 2010 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending September 30, 2010:

Category and Subcategory(3)	Beginning Balance at 03/31/2010	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$7,070	$0	$(846)	$0	$0	$(11)	$0	$0	$6,213	$31
U.S. Government Agencies	1,570	0	(138)	(7)	(1)	22	0	0	1,446	21
Mortgage-Backed Securities	2,270	0	(179)	0	0	20	0	0	2,111	(38)

Investments, at value	$10,910	$0	$(1,163)	$(7)	$(1)	$31	$0	$0	$9,770	$14

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(i)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable (2)	$1,132	$0	$0	$0	$0	$1,132
Unrealized appreciation on swap agreements	54,671	0	0	0	0	54,671

	$55,803	$0	$0	$0	$0	$55,803

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(161)	$0	$0	$0	$0	$(161)
Net realized gain on futures contracts, written options and swaps	193,951	0	43	0	0	193,994

	$193,790	$0	$43	$0	$0	$193,833

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$61,190	$0	$(7)	$0	$0	$61,183

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $54,962 as reported in the Notes to Schedule of Investments.

128	PIMCO Funds	Private Account Portfolio Series	See Accompanying Notes

Notes to Financial Statements

September 30, 2010 (Unaudited)

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the 14 portfolios (the “Portfolios”) offered by the Trust.

Shares of the Portfolios have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Portfolio issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Cash and Foreign Currency  The functional and reporting currency for the Portfolios is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Portfolio, except the PIMCO Short-Term Floating NAV Portfolio and the PIMCO Short-Term Floating NAV Portfolio II, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the PIMCO Short-Term Floating NAV Portfolio and the PIMCO

Short-Term Floating NAV Portfolio II are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flows from operating activities.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at fair market value. Fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

U.S. GAAP defines fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or

Semiannual Report	September 30, 2010	129

Notes to Financial Statements (Cont.)

methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows;

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment fund will be calculated based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value  The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value market as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances which daily market quotes are not readily available investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Portfolio uses fair valuation methods applied by PIMCO that uses significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values

130	PIMCO Funds	Private Account Portfolio Series

September 30, 2010 (Unaudited)

determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Portfolio.

4. SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Portfolios may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Portfolios may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Portfolios to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Portfolio may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

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Notes to Financial Statements (Cont.)

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities  Certain Portfolios may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(f) Repurchase Agreements  Each Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) Residual Interest Bonds (“RIBs”)  Certain Portfolios may invest in RIBs, which are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and RIBs. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the weekly Securities Industry and Financial Markets Association (“SIFMA”) rate. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the RIBs. RIBs are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the RIBs and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. RIBs are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in obtaining potentially higher yielding tax-exempt securities or gaining levered exposure to the municipal bond market. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The RIBs holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the RIBs holders. The holders of RIBs bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. RIBs may be more volatile and less liquid than other municipal bonds of comparable maturity.

(h) Restricted Securities  Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2010 are disclosed in the Notes to the Schedules of Investments.

(i) Reverse Repurchase Agreements  Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by a Portfolio may decline below the repurchase price of the security. A Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(j) Short Sales  Certain Portfolios may enter into short sales transactions. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(k) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Portfolios may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolios’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

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Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

(l) When-Issued Transactions  Certain Portfolios may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

5. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolios use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedules of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

(a) Foreign Currency Contracts  Certain Portfolios may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Portfolios may enter into futures contracts. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Portfolios may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

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Notes to Financial Statements (Cont.)

Certain Portfolios may also purchase put and call options. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included on the Portfolio’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  Certain Portfolios may invest in swap agreements. Swap agreements are privately negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Portfolio may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are

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made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of September 30, 2010 for which a Portfolio is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Portfolios are subject to interest risk exposure in the normal course of pursuing their investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

6.  PRINCIPAL RISKS

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolios may be subject to, please see the Important Information About the Portfolios.

Market Risks  A Portfolio’s investments in derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Portfolio will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose a Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolios by performing extensive reviews of each counterparty and obtaining

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Notes to Financial Statements (Cont.)

approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. A Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Portfolio subsequently falls, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Portfolio is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing a Portfolio to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Portfolio and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by a Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Portfolios had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain/(loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Portfolios have filed claims with certain Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, Portfolios that had exposure to Lehman Brothers Special Financing Inc., have entered into a settlement agreement and those Portfolios that owed money to Lehman Brothers Special Financing Inc. have paid such amounts pursuant to the terms of the settlement agreement.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Portfolio Name	Investment Advisory Fee		Supervisory and Administrative Fee
PIMCO Asset-Backed Securities Portfolio	0.02%		0.03%
PIMCO Developing Local Markets Portfolio	0.02%		0.10%
PIMCO Emerging Markets Portfolio	0.02%		0.10%
PIMCO High Yield Portfolio	0.02%		0.03%
PIMCO International Portfolio	0.02%		0.10%
PIMCO Investment Grade Corporate Portfolio	0.02%		0.03%
PIMCO Long Duration Corporate Bond Portfolio	0.02%		0.03%
PIMCO Mortgage Portfolio	0.02%		0.03%
PIMCO Municipal Sector Portfolio	0.02%		0.03%
PIMCO Real Return Portfolio	0.02%		0.03%
PIMCO Short-Term Portfolio	0.02%		0.03%
PIMCO Short-Term Floating NAV Portfolio	0.00%	1)	0.00%
PIMCO Short-Term Floating NAV Portfolio II	0.02%		0.03%
PIMCO U.S. Government Sector Portfolio	0.02%		0.03%

(1)	By investing in the Portfolio, each Investing Fund agrees that 0.01% of the fee that each Investing Fund is currently obligated to pay PIMCO under its investment advisory contract will be designated as compensation for the investment advisory services PIMCO provides to the Portfolio.

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(c) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO Long Duration Corporate Bond and PIMCO Short-Term Floating NAV II Portfolios’ Supervisory and Administrative Fees in each Portfolios’ first fiscal year, to the extent that the payment of each Portfolio’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Portfolio’s average daily net assets):

Portfolio Name
PIMCO Long Duration Corporate Bond Portfolio	0.05%
PIMCO Short-Term Floating NAV Portfolio II	0.05%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Portfolios’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2010, were as follows (amounts in thousands):

Portfolio Name	Recoverable Amounts
PIMCO Long Duration Corporate Bond Portfolio	$5
PIMCO Short-Term Floating NAV Portfolio II	5

Each unaffiliated Trustee receives an annual retainer of $120,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,500 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) does not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(d) Distributor  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2010, the Portfolios below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Portfolio Name	Purchases	Sales
PIMCO Asset-Backed Securities Portfolio	$19,603	$79,553
PIMCO Developing Local Markets Portfolio	6,904	1,507
PIMCO Emerging Markets Portfolio	12,839	6,459
PIMCO High Yield Portfolio	16,125	11,920
PIMCO International Portfolio	1,503	0
PIMCO Investment Grade Corporate Portfolio	100,534	49,516
PIMCO Long Duration Corporate Bond Portfolio	53,014	46,991
PIMCO Municipal Sector Portfolio	17,759	48,226
PIMCO Real Return Portfolio	1,417	121,790
PIMCO Short-Term Portfolio	510,465	142,338
PIMCO Short-Term Floating NAV Portfolio	908,912	5,455
PIMCO Short-Term Floating NAV Portfolio II	33,408	3,193

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Notes to Financial Statements (Cont.)

Each Portfolio may invest in the PAPS Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Portfolios. The table below shows each Portfolio’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended September 30, 2010 (amounts in thousands):

Portfolio Name	Market Value 03/31/2010	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2010	Dividend Income	Net Capital and Realized Gain
PIMCO Asset-Backed Securities Portfolio	$4,749	$217,619	$202,200	$0	$20,177	$19	$9
PIMCO Developing Local Markets Portfolio	27,978	403,242	288,000	(4)	143,236	142	20
PIMCO Emerging Markets Portfolio	44,490	465,739	261,300	(7)	248,954	139	32
PIMCO High Yield Portfolio	800	225,152	201,200	(2)	24,764	52	14
PIMCO International Portfolio	550,123	1,058,717	1,608,700	0	174	417	27
PIMCO Investment Grade Corporate Portfolio	22,796	964,147	945,100	0	41,904	147	62
PIMCO Long Duration Corporate Bond Portfolio	71,301	1,036,804	1,071,300	0	36,853	104	48
PIMCO Mortgage Portfolio	85,794	3,502,915	3,887,700	0	147,348	1,857	736
PIMCO Real Return Portfolio	181	647,443	647,500	0	136	43	12
PIMCO Short-Term Portfolio	278	858,236	854,000	0	4,523	36	9
PIMCO U.S. Government Sector Portfolio	118,643	4,047,045	3,650,900	(43)	514,904	445	159

9. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2010, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Portfolio Name	Purchases	Sales	Purchases	Sales
PIMCO Asset-Backed Securities Portfolio	$1,428,384	$1,464,620	$146,618	$181,100
PIMCO Developing Local Markets Portfolio	75,712	142,833	22,557	182,005
PIMCO Emerging Markets Portfolio	74,059	115,999	350,742	78,401
PIMCO High Yield Portfolio	119,692	93,297	345,977	145,732
PIMCO International Portfolio	332,216	336,782	2,787,058	2,948,068
PIMCO Investment Grade Corporate Portfolio	970,141	918,148	1,101,662	860,973
PIMCO Long Duration Corporate Bond Portfolio	7,800,091	7,190,291	2,032,806	590,943
PIMCO Mortgage Portfolio	46,204,085	45,322,025	290,293	103,288
PIMCO Municipal Sector Portfolio	0	0	44,940	170,630
PIMCO Real Return Portfolio	5,015,598	3,788,111	138,042	169,894
PIMCO Short-Term Portfolio	94,409	36,179	1,024,089	347,598
PIMCO Short-Term Floating NAV Portfolio	9,843,186	6,437,022	4,550,488	2,074,755
PIMCO Short-Term Floating NAV Portfolio II	544,918	691,554	608,068	229,263
PIMCO U.S. Government Sector Portfolio	12,045,150	11,384,380	99,972	365,881

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September 30, 2010 (Unaudited)

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Asset-Backed Securities Portfolio				PIMCO Developing Local Markets Portfolio
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	5,772	$60,940	12,184	$103,320	30,195	$173,303	141,693	$765,429
Issued as reinvestment of distributions	1,419	14,756	3,650	31,689	5,107	28,836	7,682	42,252
Cost of shares redeemed	(13,194)	(135,522)	(28,741)	(248,128)	(59,535)	(338,001)	(35,948)	(199,723)
Net increase (decrease) resulting from Portfolio share transactions	(6,003)	$(59,826)	(12,907)	$(113,119)	(24,233)	$(135,862))	113,427	$607,958

	PIMCO Emerging Markets Portfolio				PIMCO High Yield Portfolio
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	48,138	$511,620	25,149	$234,456	51,893	$387,780	516	$3,324
Issued as reinvestment of distributions	383	3,944	107	957	2,938	21,699	5,284	35,028
Cost of shares redeemed	(12,243)	(127,575)	(38,272)	(342,631)	(10,017)	(74,537)	(30,427)	(195,617)
Net increase (decrease) resulting from Portfolio share transactions	36,278	$387,989	(13,016)	$(107,218)	44,814	$334,942	(24,627)	$(157,265)

	PIMCO International Portfolio				PIMCO Investment Grade Corporate Portfolio
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	39,949	$183,082	273,208	$1,200,601	81,058	$849,279	172,182	$1,634,342
Issued as reinvestment of distributions	23,707	107,758	66,539	286,204	12,518	130,835	28,449	275,516
Cost of shares redeemed	(186,673)	(847,237)	(146,434)	(648,333)	(80,702)	(844,194)	(218,562)	(2,031,973)
Net increase (decrease) resulting from Portfolio share transactions	(123,017)	$(556,397)	193,313	$838,472	12,874	$135,920	(17,931)	$(122,115)

	PIMCO Long Duration Corporate Bond Portfolio				PIMCO Mortgage Portfolio
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	A mount	Shares	A mount	Shares	A mount	Shares	A mount
Receipts for shares sold	153,040	$1,681,400	367,115	$3,745,932	112,054	$1,254,040	222,858	$2,393,871
Issued as reinvestment of distributions	11,030	120,203	10,949	112,918	7,757	86,448	65,429	695,640
Cost of shares redeemed	(31,501)	(346,579)	(37,527)	(380,948)	(62,364)	(697,186)	(770,415)	(8,279,411)
Net increase (decrease) resulting from Portfolio share transactions	132,569	$1,455,024	340,537	$3,477,902	57,447	$643,302	(482,128)	$(5,189,900)

	PIMCO Municipal Sector Portfolio				PIMCO Real Return Portfolio
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	A mount	Shares	A mount	Shares	A mount	Shares	A mount
Receipts for shares sold	4,640	$38,640	35,268	$274,005	207,503	$1,901,535	7,133	$61,361
Issued as reinvestment of distributions	2,338	19,270	6,036	48,297	1,546	14,291	3,208	27,643
Cost of shares redeemed	(21,696)	(179,431)	(68,068)	(537,974)	(78,051)	(718,389)	(89,843)	(789,000)
Net increase (decrease) resulting from Portfolio share transactions	(14,718)	$(121,521)	(26,764)	$(215,672)	130,998	$1,197,437	(79,502)	$(699,996)

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Notes to Financial Statements (Cont.)

September 30, 2010 (Unaudited)

	PIMCO Short-Term Portfolio				PIMCO Short-Term Floating NAV Portfolio
	Six Months Ended 09/30/2010		Year Ended 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	Amount	Shares	A mount	Shares	Amount
Receipts for shares sold	67,626	$604,740	90,265	$759,234	8,046,977	$80,591,100	12,422,346	$124,370,800
Issued as reinvestment of distributions	3,082	27,817	7,350	61,049	6,625	66,358	3,587	35,910
Cost of shares redeemed	(55,094)	(495,931)	(154,629)	(1,303,366)	(7,306,879)	(73,178,269)	(9,436,618)	(94,472,257)
Net increase (decrease) resulting from Portfolio share transactions	15,614	$136,626	(57,014)	$(483,083)	746,723	$7,479,189	2,989,315	$29,934,453

	PIMCO Short-Term Floating NAV Portfolio II				PIMCO U.S. Government Sector Portfolio
	Six Months Ended 09/30/2010		Period from 06/09/2009 to 03/31/2010		Six Months Ended 09/30/2010		Year Ended 03/31/2010
	Shares	Amount	Shares	A mount	Shares	Amount	Shares	Amount
Receipts for shares sold	808,710	$8,093,900	796,360	$7,968,300	223,738	$2,250,431	220,484	$2,125,246
Issued as reinvestment of distributions	516	5,159	179	1,792	7,079	73,557	38,981	371,676
Cost of shares redeemed	(763,331)	(7,639,874)	(517,287)	(5,175,858)	(106,589)	(1,118,177)	(181,595)	(1,763,683)
Net increase resulting from Portfolio share transactions	$45,895	459,185	279,252	$2,794,234	124,228	$1,205,811	77,870	$733,239

12.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of Allianz Global Investors of America L.P., and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division, in which the complaint alleges that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts in violation of the federal Commodity Exchange Act provisions on market manipulation. In July 2007, the District Court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management believes the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action. The outcome of this action cannot be predicted at this time.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On November 12, 2009, the District Court and Bankruptcy Court issued an order confirming a Plan of Reorganization (the “Plan”) in the underlying bankruptcy case. As part of the Plan, the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. In confirming the Plan, the Courts overruled certain objections (unrelated to the dismissal of claims against PIMCO and PIMCO Entities) made by the IRS. The IRS sought a stay pending appeal to the Third Circuit, the stay was granted and GI-Holdings, Inc. has asked the Third Circuit to dismiss the stay. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

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September 30, 2010 (Unaudited)

13.  FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax position for all open tax years, and concluded that the adoptions had no effect on the Funds’ financial position or results of operations. As of September 30, 2010, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

At September 30, 2010, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Portfolio Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO Asset-Backed Securities Portfolio	$22,393	$(102,688)	$(80,295)
PIMCO Developing Local Markets Portfolio	13,490	(5,313)	8,177
PIMCO Emerging Markets Portfolio	57,734	(1,331)	56,403
PIMCO High Yield Portfolio	37,972	(18,596)	19,376
PIMCO International Portfolio	99,293	(93,134)	6,159
PIMCO Investment Grade Corporate Portfolio	500,470	(42,441)	458,029
PIMCO Long Duration Corporate Bond Portfolio	447,569	(4,195)	443,374
PIMCO Mortgage Portfolio	136,016	(158,866)	(22,850)
PIMCO Municipal Sector Portfolio	83,293	(7,164)	76,129
PIMCO Real Return Portfolio	43,258	(237)	43,021
PIMCO Short-Term Portfolio	39,383	(139,033)	(99,650)
PIMCO Short-Term Floating NAV Portfolio	19,452	(1,969)	17,483
PIMCO Short-Term Floating NAV Portfolio II	1,893	(173)	1,720
PIMCO U.S. Government Sector Portfolio	210,678	(126,948)	83,730

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, accelerated recoginition of unrealized gain on certain futures, options and forward contracts and differences between book and tax realized and unrealized gain/loss on swap contracts for federal income tax purposes.

14.  SUBSEQUENT EVENTS

The investment adviser has evaluated the possibility of subsequent events and has determined that there are no additional material events that would require disclosure in the Portfolios’ financial statements.

Semiannual Report	September 30, 2010	141

GLOSSARY: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	MSC	Morgan Stanley
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOA	Bank of America	HSBC	HSBC Bank USA	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CSFB	Credit Suisse First Boston	MLP	Merrill Lynch & Co., Inc.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AUD	Australian Dollar	INR	Indian Rupee	PLN	Polish Zloty
BRL	Brazilian Real	JPY	Japanese Yen	SEK	Swedish Krona
CAD	Canadian Dollar	KRW	South Korean Won	SGD	Singapore Dollar
CNY	Chinese Renminbi	MXN	Mexican Peso	TRY	Turkish New Lira
EUR	Euro	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
GBP	British Pound	NOK	Norwegian Krone	USD	United States Dollar
HKD	Hong Kong Dollar	NZD	New Zealand Dollar	ZAR	South African Rand
IDR	Indonesian Rupiah	PEN	Peruvian New Sol

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HY	Credit Derivatives Index - High Yield

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	GTD	Guaranteed
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	IBC	Insured Bond Certificate
BHAC	Berkshire Hathaway Assurance Corporation	FNMA	Federal National Mortgage Association	NPFGC	National Public Finance Guarantee Corp.
CM	California Mortgage Insurance	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
CR	Custodial Receipts	GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	JEA	Jacksonville Electric Authority
AID	Agency International Development	CMO	Collateralized Mortgage Obligation	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	MBS	Mortgage-Backed Security
CDI	Brazil Interbank Deposit Rate	FSB	Federal Savings Bank	TIIE	Tasa de Interés Interbancaria de Equilibrio

142	PIMCO Funds	Private Account Portfolio Series

Privacy Policy

(Unaudited)

The Portfolios consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolios have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolios and certain service providers to the Portfolios, such as the Portfolios’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolios’ internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolios do not disclose any personal or account information provided by shareholders or gathered by the Portfolios to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolios. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolios may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolios reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolios believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolios may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolios may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolios or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolios share may include, for example, a shareholder’s participation in one of the Portfolios or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts, subject to applicable law. The Portfolios’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolios take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolios have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2010	143

Approval of Renewal of the Amended and Restated Investment Advisory Contract and the Supervision and Administration Agreement

At a meeting held on August 16-17, 2010, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s Private Account Portfolio Series (the “Portfolios”) for an additional one-year term through August 31, 2011. The Board also considered and approved for an additional one-year term through August 31, 2011, the Supervision and Administration Agreement (together with the Amended and Restated Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Portfolios. The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO. At each of its quarterly meetings, the Board reviews investment performance and a significant amount of information relating to operations, including the Portfolios’ compliance program, shareholder services, valuation, custody, and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust. In considering whether to approve renewal of the Agreements, the Board also reviewed supplementary information, including data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and information about the personnel providing investment management services and supervisory and administrative services to the Portfolios, and, if available, information about the fees charged and services provided by PIMCO to other clients with similar investment mandates as the Portfolios. The Board also reviewed material provided by counsel to the Trust and the independent Trustees which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

B.	Review Process

In connection with the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements and met both as a full Board and as the independent Trustees, without management present at the August 16-17, 2010 meeting. The independent Trustees also met with counsel to the Trust on August 5, 2010 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trusts and their shareholders; and its attention to matters that may involve conflicts of interest with the Trusts.

The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Portfolios do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers. The Trustees also considered new services or service enhancements PIMCO has implemented since the Agreements were last renewed in 2009, including PIMCO Retail Oversight (“PRO”), a “Pricing Portal” to streamline and automate certain pricing functions, a quality management system, security fair valuation enhancements required by FAS 157, additional money market fund oversight and reporting, improved review of BFDS’ large trade processing, and web-hosting of prospectuses and other regulatory documents.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements are likely to benefit the Portfolios and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Portfolios under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

144	PIMCO Funds	Private Account Portfolio Series

(Unaudited)

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Portfolios and their shareholders.

3.	Investment Performance

The Board received and examined information from PIMCO concerning the Portfolios’ one-, three-, five-, and ten-year performance, as available, for the period ended May 31, 2010. The Board considered information regarding both the short-term and long-term investment performance of each Portfolio relative to its relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including materials provided in advance of the August 16-17, 2010 meeting. The Board noted those Portfolios of the Trust that had outperformed their respective benchmarks on a net-of-fees basis over the three-, five- and ten-year periods, as applicable.

The Board noted that some of the Portfolios had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the one-, three- and five- year periods. The Board discussed with PIMCO the reasons for the underperformance of certain Portfolios. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Portfolio, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Portfolio returns to current and potential investors. Fees charged to or proposed for different Portfolios for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Portfolios (each as a percentage of average net assets). The Board noted the unique structure of the Portfolios, in that only private account clients of PIMCO are eligible to invest in the Portfolios. The Board took notice of the fact that such clients pay separate account fees to PIMCO, and that under those separate account agreements, PIMCO offsets all of the advisory fees and, with respect to many Portfolios, partially offsets the supervisory and administrative fees it receives from the Portfolios against the separate account fees.

The Board also reviewed data comparing the Portfolios’ advisory fees to the standard fee rates PIMCO charges to separate accounts with a similar investment strategy, and found the Portfolios’ advisory fees to be lower than the fees charged to separate accounts. The Board considered that Portfolio shareholders generally are large, institutional separate account clients who have separately negotiated fee arrangements with PIMCO with respect to their separate accounts. The Board noted that the Portfolios were established primarily as a means of giving certain separate account clients exposure to certain market sectors in a more efficient manner than if the separate account were to invest directly in securities from those market sectors. The Board also considered the differences between the services provided to separate account clients and other clients.

Based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO, as well as the total expenses of the Portfolios, is reasonable.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Portfolios as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

The Board also reviewed information regarding PIMCO’s costs of, and revenues from, its separate account business. With respect to potential economies of scale, the Board found that the Portfolios’ fee levels intrinsically reflect certain economies of scale. The Board concluded that the Portfolios’ cost structure was reasonable and renewal of the Agreements will likely benefit the Portfolios and their shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation of the Portfolios. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO continued to be excellent and favored the renewal of the Agreements. The Board concluded that the Agreements are fair and reasonable to the Portfolios and their shareholders, that the Portfolios’ shareholders received reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Portfolios, and that the renewal of the Agreements was in the best interests of the Portfolios and their shareholders.

Semiannual Report	September 30, 2010	145

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services, Inc.

P.O. Box 8050

Boston, MA 02266-8050

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PS20000 SAR 093010

Item 2.	Code of Ethics.

The information required by this item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund) is included as part of the annual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Total Return Fund in its annual report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Total Return Fund

September 30, 2010 (Unaudited)

Complete Schedule of Investments

Schedule of Investments  PIMCO Total Return Fund

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%

American General Finance Corp.
7.250% due 04/21/2015		$315,500	$317,595

CIT Group, Inc.
6.250% due 08/11/2015		55,952	56,503

Dex One Corp.
9.000% due 10/24/2014		1,450	1,237
9.225% due 10/24/2014		1,218	1,039

Ford Motor Co.
3.010% due 12/15/2013		33,539	32,942
3.050% due 12/15/2013		17,165	16,860

Fresenius Medical Care Capital Trust
1.664% due 03/31/2013		2	2

International Lease Finance Corp.
6.750% due 03/17/2015		40,000	40,707
7.000% due 03/17/2016		41,146	41,793

Sensata Technologies BV
2.143% due 04/27/2013		13	12
2.231% due 04/27/2013		4,824	4,651

Texas Competitive Electric Holdings Co. LLC
3.758% due 10/10/2014		30,015	23,244
4.033% due 10/10/2014		164	127
4.065% due 10/10/2014		2,079	1,618

Valeant Pharmaceuticals International
5.500% due 09/27/2016		5,000	5,051

Vodafone Group PLC
6.875% due 08/11/2015		139,000	137,527

Yell Group
4.006% due 07/31/2014		27,890	16,017

Total Bank Loan Obligations (Cost $705,606)			696,925

CORPORATE BONDS & NOTES 27.2%

BANKING & FINANCE 20.4%

21st Century Insurance Group
5.900% due 12/15/2013		160	167

Abbey National Capital Trust I
8.963% due 12/29/2049		10,000	10,909

Abbey National Sterling Capital PLC
11.500% due 01/04/2017	GBP	200	414

ABN AMRO North American Holding Preferred Capital Repackage Trust I
6.523% due 12/29/2049		$15,000	13,650

Ace INA Holdings, Inc.
5.700% due 02/15/2017		50	56
5.875% due 06/15/2014		3,400	3,868

Aflac, Inc.
6.900% due 12/17/2039		31,000	34,261

AIG Life Holdings U.S., Inc.
6.625% due 02/15/2029		56,950	57,804
7.500% due 07/15/2025		15,080	16,060

AIG SunAmerica Global Financing X
6.900% due 03/15/2032		19,896	20,493

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		22,200	23,295
6.103% due 06/27/2012		28,025	29,406
7.700% due 08/07/2013		31,300	34,605
8.700% due 08/07/2018		91,600	113,018

Allstate Corp.
5.000% due 08/15/2014		70	78
6.125% due 12/15/2032		150	165
6.125% due 05/15/2037		5,200	4,862
6.500% due 05/15/2067		8,000	7,460

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$166,800	$184,481

Ally Credit Canada Ltd.
6.000% due 05/23/2012	EUR	19,065	26,900
6.625% due 12/17/2010	GBP	4,200	6,664

Ally Financial, Inc.
0.000% due 12/01/2012		$13,000	11,533
2.497% due 12/01/2014		10,300	9,220
5.250% due 01/15/2014		61	58
5.375% due 06/06/2011		62,655	63,673
5.375% due 06/06/2011	EUR	19,900	27,671
5.700% due 10/15/2013		$15	14
5.700% due 12/15/2013		312	298
5.850% due 05/15/2013		60	58
5.850% due 06/15/2013		80	77
5.900% due 12/15/2013		194	187
5.900% due 01/15/2019		146	126
5.900% due 02/15/2019		404	349
5.900% due 10/15/2019		86	74
6.000% due 04/01/2011		24,000	24,134
6.000% due 12/15/2011		90,591	93,321
6.000% due 05/23/2012		23,418	24,003
6.000% due 12/15/2013		111	107
6.000% due 02/15/2019		751	654
6.000% due 03/15/2019		7,350	6,400
6.000% due 04/15/2019		1,821	1,585
6.000% due 09/15/2019		569	493
6.050% due 08/15/2019		411	360
6.050% due 10/15/2019		919	798
6.100% due 09/15/2019		55	48
6.125% due 10/15/2019		156	136
6.150% due 09/15/2013		50	48
6.150% due 11/15/2013		25	24
6.150% due 12/15/2013		35	34
6.150% due 08/15/2019		1,312	1,154
6.150% due 09/15/2019		303	266
6.150% due 10/15/2019		1,244	1,088
6.200% due 11/15/2013		154	149
6.200% due 04/15/2019		656	580
6.250% due 07/15/2013		230	224
6.250% due 10/15/2013		111	108
6.250% due 11/15/2013		170	165
6.250% due 02/15/2016		280	261
6.250% due 12/15/2018		170	152
6.250% due 01/15/2019		279	247
6.250% due 04/15/2019		1,887	1,694
6.250% due 05/15/2019		513	458
6.250% due 07/15/2019		991	880
6.300% due 03/15/2013		20	20
6.300% due 10/15/2013		160	156
6.300% due 11/15/2013		135	131
6.300% due 03/15/2016		25	24
6.300% due 08/15/2019		193	172
6.350% due 02/15/2016		75	70
6.350% due 04/15/2016		234	220
6.350% due 10/15/2016		60	56
6.350% due 04/15/2019		244	218
6.350% due 07/15/2019		553	494
6.375% due 01/15/2014		120	117
6.400% due 03/15/2013		50	49
6.400% due 03/15/2016		50	47
6.400% due 12/15/2018		43	39
6.400% due 11/15/2019		1,306	1,161
6.500% due 02/15/2013		105	103

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 03/15/2013	$117	$115
6.500% due 04/15/2013	190	187
6.500% due 05/15/2013	228	224
6.500% due 06/15/2013	20	20
6.500% due 08/15/2013	50	49
6.500% due 11/15/2013	388	384
6.500% due 02/15/2016	15	14
6.500% due 03/15/2016	167	159
6.500% due 09/15/2016	436	411
6.500% due 10/15/2016	751	709
6.500% due 06/15/2018	1,605	1,454
6.500% due 12/15/2018	802	722
6.500% due 05/15/2019	817	747
6.550% due 10/15/2016	450	426
6.550% due 12/15/2019	35	31
6.600% due 08/15/2016	5,162	4,910
6.600% due 06/15/2019	266	243
6.625% due 05/15/2012	111,550	115,588
6.650% due 02/15/2013	46	45
6.650% due 04/15/2016	109	104
6.650% due 06/15/2018	42	39
6.650% due 10/15/2018	436	400
6.700% due 05/15/2014	55	54
6.700% due 06/15/2014	263	257
6.700% due 08/15/2016	125	119
6.700% due 06/15/2018	1,745	1,630
6.700% due 11/15/2018	15	14
6.700% due 06/15/2019	456	419
6.700% due 12/15/2019	60	54
6.750% due 09/15/2012	1,490	1,472
6.750% due 10/15/2012	1,102	1,090
6.750% due 04/15/2013	73	72
6.750% due 06/15/2014	95	93
6.750% due 12/01/2014	80,500	83,300
6.750% due 07/15/2016	226	216
6.750% due 08/15/2016	1,683	1,609
6.750% due 09/15/2016	534	510
6.750% due 11/15/2016	105	100
6.750% due 03/15/2018	194	184
6.750% due 07/15/2018	421	395
6.750% due 09/15/2018	200	185
6.750% due 10/15/2018	80	74
6.750% due 11/15/2018	340	312
6.750% due 05/15/2019	2,186	2,015
6.750% due 06/15/2019	341	313
6.800% due 04/15/2013	20	20
6.800% due 09/15/2016	10	10
6.800% due 09/15/2018	31	29
6.800% due 10/15/2018	97	90
6.850% due 04/15/2016	200	193
6.850% due 05/15/2016	60	58
6.850% due 07/15/2016	50	48
6.850% due 05/15/2018	121	115
6.875% due 09/15/2011	392,565	404,816
6.875% due 08/28/2012	284,040	297,218
6.875% due 10/15/2012	987	978
6.875% due 08/15/2016	1,712	1,644
6.875% due 07/15/2018	40	38
6.900% due 06/15/2017	40	39
6.900% due 07/15/2018	290	273
6.900% due 08/15/2018	70	66
6.950% due 06/15/2017	100	97
7.000% due 02/01/2012	46,113	48,130
7.000% due 02/01/2012 (m)	89,085	92,225

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL	MARKET
	AMOUNT	VALUE
	(000S)	(000S)
7.000% due 10/15/2012	$892	$886
7.000% due 12/15/2012	856	850
7.000% due 01/15/2013	947	946
7.000% due 08/15/2013	97	96
7.000% due 05/15/2016	269	261
7.000% due 08/15/2016	64	62
7.000% due 11/15/2016	377	365
7.000% due 12/15/2016	215	208
7.000% due 06/15/2017	45	44
7.000% due 07/15/2017	55	54
7.000% due 02/15/2018	893	861
7.000% due 03/15/2018	310	298
7.000% due 05/15/2018	199	188
7.000% due 08/15/2018	95	90
7.000% due 02/15/2021	191	174
7.000% due 09/15/2021	376	341
7.000% due 11/15/2024	11,557	10,377
7.050% due 03/15/2018	1,090	1,051
7.050% due 04/15/2018	398	382
7.100% due 01/15/2013	255	255
7.125% due 08/15/2012	9,553	9,511
7.125% due 12/15/2012	304	302
7.125% due 10/15/2017	161	158
7.150% due 11/15/2012	264	263
7.150% due 06/15/2016	297	290
7.150% due 09/15/2018	174	165
7.150% due 03/15/2025	90	81
7.200% due 10/15/2017	610	602
7.250% due 03/02/2011	116,933	119,205
7.250% due 08/15/2012	5,893	5,875
7.250% due 06/15/2016	375	369
7.250% due 09/15/2017	1,813	1,789
7.250% due 01/15/2018	908	891
7.250% due 04/15/2018	2,653	2,579
7.250% due 08/15/2018	5,087	4,877
7.250% due 09/15/2018	49	47
7.250% due 01/15/2025	2,346	2,126
7.250% due 02/15/2025	297	269
7.300% due 12/15/2017	102	101
7.300% due 01/15/2018	1,953	1,922
7.350% due 04/15/2018	466	456
7.375% due 11/15/2016	5,047	4,998
7.375% due 04/15/2018	227	222
7.400% due 12/15/2017	990	982
7.500% due 10/15/2012	145	145
7.500% due 12/31/2013	91,241	97,856
7.500% due 05/15/2016	555	551
7.500% due 11/15/2016	8,510	8,444
7.500% due 08/15/2017	752	738
7.500% due 11/15/2017	147	147
7.500% due 12/15/2017	2,450	2,443
7.500% due 09/15/2020	253,800	271,566
7.500% due 03/15/2025	50	46
7.625% due 11/15/2012	151	151
7.750% due 10/15/2012	123	123
7.750% due 10/15/2017	118	118
8.000% due 10/15/2017	117	117
8.000% due 11/15/2017	144	144
8.000% due 03/15/2020	10,000	10,950
8.000% due 11/01/2031	71,670	75,628
8.125% due 11/15/2017	196	196
8.250% due 03/15/2017	40	40
8.300% due 02/12/2015	142,000	155,135

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)
9.000% due 07/15/2015		$276	$277
9.000% due 07/15/2020		154	154

American Express Bank FSB
0.386% due 05/29/2012		17,325	17,172
0.407% due 06/12/2012		34,783	34,451
0.557% due 06/12/2017		10,000	9,091
5.500% due 04/16/2013		247,440	269,548
6.000% due 09/13/2017		330,700	377,756

American Express Centurion Bank
0.407% due 06/12/2012		1,300	1,288
5.200% due 11/26/2010		3,476	3,498
5.550% due 10/17/2012		12,800	13,795
6.000% due 09/13/2017		309,600	353,654

American Express Co.
5.250% due 09/12/2011		600	624
5.500% due 09/12/2016		335	381
6.150% due 08/28/2017		55,475	63,963
6.800% due 09/01/2066		7,489	7,545
7.000% due 03/19/2018		344,854	415,958
7.250% due 05/20/2014		12,500	14,674
8.125% due 05/20/2019		500	647
8.150% due 03/19/2038		90	127

American Express Credit Corp.
0.376% due 02/24/2012		3,000	2,981
0.408% due 10/04/2010		44,560	44,560
0.417% due 06/16/2011		41,317	41,258
0.438% due 12/02/2010		124,073	124,092
5.125% due 08/25/2014		19,000	21,073
5.375% due 10/01/2014	GBP	250	419
5.875% due 05/02/2013		$161,310	177,680
6.625% due 09/24/2012	GBP	100	169
7.300% due 08/20/2013		$115	132

American Express Travel Related Services Co., Inc.
0.459% due 06/01/2011		51,700	51,306
5.250% due 11/21/2011		44,909	46,786

American General Capital II
8.500% due 07/01/2030		79,800	82,593

American General Finance Corp.
0.542% due 12/15/2011		103,645	96,573
0.649% due 08/17/2011		135,742	126,426
3.250% due 01/16/2013	EUR	6,000	7,032
4.000% due 03/15/2011		$63,600	63,600
4.125% due 11/29/2013	EUR	26,950	31,194
4.625% due 06/22/2011		79,229	105,169
4.875% due 07/15/2012		$54,005	51,305
5.200% due 12/15/2011		12,000	11,700
5.375% due 10/01/2012		50,025	47,586
5.400% due 12/01/2015		15,554	12,599
5.500% due 12/15/2012		1,000	922
5.625% due 08/17/2011		82,950	82,535
5.850% due 06/01/2013		19,117	17,731
5.900% due 09/15/2012 (m)		68,230	65,501
6.900% due 12/15/2017		176,100	147,924

American General Institutional Capital A
7.570% due 12/01/2045		10,000	9,450

American Honda Finance Corp.
1.041% due 06/20/2011		25,000	25,120

American International Group, Inc.
0.000% due 10/15/2037		200,000	25,500
0.000% due 01/18/2047		135,329	11,697
0.391% due 03/20/2012		107,300	103,985
0.494% due 10/22/2012	JPY	5,000,000	52,515
0.635% due 10/18/2011		$88,850	87,569
1.021% due 07/19/2013	EUR	16,600	20,821

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)
1.034% due 04/26/2011	EUR	20,750	$28,158
1.280% due 03/23/2012	SEK	54,000	7,462
1.400% due 04/03/2012	JPY	5,600,000	64,529
1.490% due 12/21/2011		11,900,000	139,121
2.875% due 06/20/2011	CHF	20,000	20,365
2.875% due 04/16/2015		5,735	5,413
4.000% due 09/20/2011	EUR	92,200	125,960
4.250% due 05/15/2013		$160,790	166,820
4.375% due 04/26/2016	EUR	14,650	18,960
4.700% due 10/01/2010		$78,147	78,147
4.875% due 03/15/2067	EUR	33,350	32,962
4.900% due 06/02/2014	CAD	46,586	43,670
4.950% due 03/20/2012		$161,470	168,534
5.000% due 06/26/2017	EUR	23,250	29,999
5.000% due 04/26/2023	GBP	18,500	23,894
5.050% due 10/01/2015		$146,211	149,501
5.375% due 10/18/2011		91,830	95,274
5.450% due 05/18/2017		267,310	273,324
5.600% due 10/18/2016		123,171	126,250
5.750% due 03/15/2067	GBP	48,400	55,503
5.850% due 01/16/2018		$315,832	328,465
5.950% due 10/04/2010	GBP	7,600	11,939
6.250% due 05/01/2036		$222,815	217,245
6.250% due 03/15/2037		2,200	1,898
8.000% due 05/22/2038	EUR	55,950	72,842
8.000% due 05/22/2068		61,300	79,807
8.175% due 05/15/2068		$792,222	798,164
8.250% due 08/15/2018		552,405	646,314
8.625% due 05/22/2038	GBP	100,000	150,021
8.625% due 05/22/2068		172,350	258,561

Ameriprise Financial, Inc.
5.350% due 11/15/2010		$4	4

Amsouth Bank
5.200% due 04/01/2015 (q)		5,000	4,976

Anadarko Finance Co.
6.750% due 05/01/2011 (m)		30,930	31,892
7.500% due 05/01/2031		400	434

ANZ National International Ltd.
6.200% due 07/19/2013		231,250	257,193

ASB Finance Ltd.
0.953% due 02/13/2012	EUR	700	946

Asian Development Bank
5.820% due 06/16/2028		$1,100	1,306

ASIF Global Financing XIX
4.900% due 01/17/2013		10,493	10,782

ASIF II
5.125% due 01/28/2013	GBP	11,482	18,387

ASIF III Jersey Ltd.
4.750% due 09/11/2013	EUR	17,479	24,702
5.500% due 03/07/2011		17,329	23,914

Australia & New Zealand Banking Group Ltd.
4.750% due 12/07/2018	GBP	300	488

AXA S.A.
6.463% due 12/29/2049		$800	702

BAC Capital Trust VI
5.625% due 03/08/2035		7,200	6,786

BAC Capital Trust VII
5.250% due 08/10/2035	GBP	72,050	90,235

BAC Capital Trust XIV
5.630% due 09/29/2049		$345	251

BAC Capital Trust XV
1.097% due 06/01/2056		10	6

Banco del Estado de Chile
4.125% due 10/07/2020 (d)		38,000	37,711

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)

Banco do Brasil S.A.
4.500% due 01/22/2015		$32,500	$34,247
6.000% due 01/22/2020		10,000	11,200

Banco Santander Totta S.A.
1.161% due 12/09/2015	EUR	100	132

Bank of America Corp.
0.622% due 09/15/2014		$15,400	14,695
0.706% due 08/15/2016		82,800	74,671
0.786% due 10/14/2016		45,000	40,204
0.792% due 09/11/2012		100	99
0.835% due 02/02/2011	GBP	20,000	31,366
4.000% due 03/28/2018	EUR	3,550	4,784
4.250% due 10/01/2010		$48	48
4.750% due 08/15/2013		500	528
4.750% due 05/23/2017	EUR	11,000	14,631
4.750% due 05/06/2019		3,000	4,139
5.120% due 02/14/2017	AUD	11,000	9,104
5.125% due 11/15/2014		$125	135
5.200% due 03/15/2018		100	100
5.250% due 12/01/2015		275	291
5.250% due 11/09/2016	GBP	100	160
5.375% due 08/15/2011		$2,000	2,081
5.375% due 09/11/2012		250	267
5.500% due 12/04/2019	GBP	500	818
5.625% due 10/14/2016		$185	200
5.625% due 07/01/2020		250	265
5.650% due 05/01/2018		73,040	77,506
5.750% due 12/01/2017		70,810	75,818
6.000% due 09/01/2017		221,105	239,745
6.125% due 09/15/2021	GBP	200	333
6.500% due 08/01/2016		$5,855	6,595
7.000% due 06/15/2016	EUR	8,250	12,827
7.250% due 10/15/2025		$200	226
7.375% due 05/15/2014		108,775	125,162
7.400% due 01/15/2011		29,276	29,812
7.625% due 06/01/2019		13,190	15,667
7.800% due 09/15/2016		2,000	2,322

Bank of America Institutional Capital A
8.070% due 12/31/2026		4,400	4,587

Bank of America N.A.
0.572% due 06/15/2016		108,360	96,834
5.300% due 03/15/2017		500	515
6.000% due 10/15/2036		70,100	69,870
6.100% due 06/15/2017		5,600	5,996

Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		122,700	129,806

Bank of Montreal
2.850% due 06/09/2015		134,500	141,767

Bank of New York Mellon Corp.
6.375% due 04/01/2012		200	216

Bank of Nova Scotia
1.450% due 07/26/2013		3,000	3,035
2.250% due 01/22/2013		48,000	49,414

Bank of Scotland PLC
0.352% due 12/08/2010		19,400	19,390
5.250% due 02/21/2017		100	109
5.500% due 06/15/2012		12,000	12,861
5.625% due 05/23/2013	EUR	3,900	5,626
7.281% due 05/29/2049	GBP	50	67
7.286% due 05/29/2049		50	70

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	2,600	3,548

Bank One Capital III
8.750% due 09/01/2030		$325	395

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)

Bank One Corp.
4.900% due 04/30/2015		$20,000	$21,637
5.900% due 11/15/2011		12,500	13,182
7.750% due 07/15/2025		200	245

BankAmerica Capital II
8.000% due 12/15/2026		10	10

Barclays Bank PLC
5.000% due 09/22/2016		900	987
5.200% due 07/10/2014		4,400	4,884
5.250% due 05/27/2014	EUR	50	74
5.450% due 09/12/2012		$200,200	216,914
5.750% due 08/17/2021	GBP	750	1,278
6.000% due 01/23/2018	EUR	900	1,347
6.050% due 12/04/2017		$271,211	294,554
6.750% due 05/22/2019		700	833
6.860% due 09/29/2049		6,410	6,122
7.434% due 09/29/2049		90,125	92,829
7.500% due 12/29/2049	EUR	350	477
8.550% due 09/29/2049		$1,300	1,342
10.179% due 06/12/2021		489,977	654,580
14.000% due 11/29/2049	GBP	321,290	634,678

Barrick International Barbados Corp.
5.750% due 10/15/2016		$9,900	11,309

BB&T Corp.
4.750% due 10/01/2012		145	154

Bear Stearns Cos. LLC
0.489% due 11/28/2011		9,062	9,070
0.639% due 02/23/2012		1,000	995
0.652% due 10/22/2010		12,800	12,803
0.729% due 11/21/2016		13,706	12,838
1.185% due 07/27/2012	EUR	24,000	32,370
1.540% due 11/30/2011	JPY	2,000,000	24,246
4.500% due 10/28/2010		$8,215	8,237
5.300% due 10/30/2015		20,500	22,906
5.350% due 02/01/2012		405	428
5.500% due 08/15/2011		10,325	10,765
5.550% due 01/22/2017		1,355	1,480
6.400% due 10/02/2017		236,829	276,248
6.950% due 08/10/2012		563,980	623,676
7.250% due 02/01/2018		181,065	220,885

BFC Finance Corp.
7.375% due 12/01/2017		916	1,105

Block Financial LLC
7.875% due 01/15/2013		53,100	57,653

BM&FBovespa S.A.
5.500% due 07/16/2020		16,500	17,648

BNP Paribas
5.186% due 06/29/2049		3,950	3,743
5.954% due 07/29/2049	GBP	450	664
7.195% due 06/29/2049		$25,500	25,500

BNY Mellon N.A.
4.750% due 12/15/2014		50	56

Boeing Capital Corp.
6.100% due 03/01/2011		300	307

BPCE S.A.
6.117% due 10/29/2049	EUR	300	357

BTMU Curacao Holdings NV
1.051% due 11/29/2049	JPY	1,000,000	11,965

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$29,500	19,542

C5 Capital SPV Ltd.
6.196% due 12/29/2049		15,000	9,893

Caelus Re Ltd.
6.549% due 06/07/2011		25,000	25,282

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)

Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		$89,000	$91,309

Capital One Bank USA N.A.
8.800% due 07/15/2019		115,000	147,215

Capital One Capital V
10.250% due 08/15/2039		33,225	36,174

Capital One Capital VI
8.875% due 05/15/2040		19,950	21,097

Capital One Financial Corp.
5.700% due 09/15/2011		7,000	7,297
6.150% due 09/01/2016		8,462	9,294
6.250% due 11/15/2013		193	215
6.750% due 09/15/2017		260,575	313,637
7.375% due 05/23/2014		13,012	15,207

Caterpillar Financial Services Corp.
4.850% due 12/07/2012		300	325
5.050% due 12/01/2010		35	35
5.450% due 04/15/2018		25	29
6.209% due 06/29/2012	AUD	39,500	38,132

CBA Capital Trust II
6.024% due 03/29/2049		$7,465	7,458

Chambers Descendants Trust
12.000% due 08/15/2018 (q)		66,607	67,834

Charter One Bank N.A.
6.375% due 05/15/2012		6,350	6,733

Chubb Corp.
6.375% due 03/29/2067		6,000	5,970
6.500% due 05/15/2038		10,000	12,258

CIT Group, Inc.
7.000% due 05/01/2013		63,113	63,744
7.000% due 05/01/2014		67,758	67,927
7.000% due 05/01/2015		36,858	36,766
7.000% due 05/01/2016		31,430	31,116
7.000% due 05/01/2017		44,495	43,772

Citicorp
7.250% due 10/15/2011		12,413	13,063

CitiFinancial, Inc.
6.625% due 06/01/2015		10,000	11,116

Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	900	1,079

Citigroup Capital XXI
8.300% due 12/21/2077		$423,796	447,105

Citigroup, Inc.
0.417% due 03/16/2012		90,174	88,668
0.418% due 03/07/2014		21,000	19,705
0.452% due 05/18/2011 (m)		90,200	90,118
0.562% due 06/09/2016		142,900	121,254
0.844% due 08/10/2011	GBP	17,261	26,686
1.024% due 03/05/2014	EUR	20,000	25,535
1.039% due 06/28/2013		10,600	13,735
2.076% due 05/15/2018		$1,750	1,682
2.384% due 08/13/2013		188,800	190,286
3.625% due 11/30/2017	EUR	1,650	2,162
4.250% due 02/25/2030		60,000	67,827
4.750% due 05/19/2015		$125	132
4.750% due 05/31/2017	EUR	11,500	15,247
4.750% due 02/10/2019		20,975	28,100
4.875% due 05/07/2015		$46,805	48,634
5.000% due 09/15/2014		65,515	68,131
5.000% due 08/02/2019	EUR	100	140
5.100% due 09/29/2011		$43,550	45,265
5.125% due 12/12/2018	GBP	450	677
5.250% due 02/27/2012		$20,166	21,191
5.300% due 10/17/2012		202,850	216,248

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)
5.500% due 08/27/2012		$181,317	$193,234
5.500% due 04/11/2013		732,235	786,212
5.500% due 10/15/2014		81	88
5.500% due 02/15/2017		5,625	5,818
5.625% due 08/27/2012		31,217	33,005
5.850% due 07/02/2013		24,500	26,517
5.850% due 12/11/2034		3,600	3,639
5.875% due 07/01/2024	GBP	10,150	15,080
5.875% due 02/22/2033		$75	72
5.875% due 05/29/2037		2,240	2,237
6.000% due 02/21/2012		1,100	1,167
6.000% due 08/15/2017		87,742	94,955
6.010% due 01/15/2015		35,663	39,256
6.125% due 11/21/2017		175,640	192,139
6.125% due 05/15/2018		160,120	174,961
6.375% due 08/12/2014		75	83
6.393% due 03/06/2023	EUR	70,100	101,508
6.400% due 03/27/2013		8,000	11,816
6.500% due 08/19/2013		$217,776	240,788
6.875% due 03/05/2038		15	17
8.125% due 07/15/2039		179,649	227,656
8.500% due 05/22/2019		91,646	113,487

CNA Financial Corp.
5.850% due 12/15/2014		38,500	41,317
6.000% due 08/15/2011		28,500	29,552
6.500% due 08/15/2016		6,250	6,797

Comerica Bank
0.439% due 05/24/2011		10,500	10,453

Commonwealth Bank of Australia
2.400% due 01/12/2012		700	717

Compass Bank
6.400% due 10/01/2017		25,000	26,517

Corp. Andina de Fomento
5.750% due 01/12/2017		165	180
6.875% due 03/15/2012		55	59
8.125% due 06/04/2019		40	50

Countrywide Financial Corp.
0.858% due 05/07/2012 (m)		39,000	38,688
1.291% due 11/23/2010	EUR	50,640	69,738
5.800% due 06/07/2012		$258,685	274,921
6.250% due 05/15/2016		25,255	27,227

Countrywide Home Loans, Inc.
4.000% due 03/22/2011		68,709	69,805

Credit Agricole S.A.
5.136% due 12/29/2049	GBP	250	342
6.637% due 05/29/2049		$38,647	35,370
7.589% due 01/29/2049	GBP	150	231

Credit Suisse
5.000% due 05/15/2013		$231,700	252,625
6.000% due 02/15/2018		115	127

Credit Suisse USA, Inc.
0.576% due 08/16/2011		11,595	11,611
5.125% due 08/15/2015		55	62
5.375% due 03/02/2016		250	283
5.500% due 08/16/2011		400	417
5.500% due 08/15/2013		100	111
6.125% due 11/15/2011		9,300	9,843
7.125% due 07/15/2032		40	52

Danske Bank A/S
2.500% due 05/10/2012		100	102
4.878% due 05/29/2049	EUR	8,000	10,275
5.684% due 12/29/2049	GBP	17,100	23,370

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)

DBS Bank Ltd.
0.596% due 05/16/2017		$22,000	$21,466
5.000% due 11/15/2019		8,000	8,644

Deutsche Bank AG
1.169% due 02/17/2015		11,700	11,448
4.875% due 05/20/2013		275,385	299,381
6.000% due 09/01/2017		365,050	421,436

Dexia Credit Local
2.000% due 03/05/2013		21,700	21,880

Dexia Credit Local S.A.
0.961% due 04/29/2014		732,000	729,703
2.750% due 01/10/2014		123,770	126,673
2.750% due 04/29/2014		128,800	132,512

DnB NOR Bank ASA
6.012% due 03/29/2049	GBP	100	155
7.250% due 06/23/2020		50	91

East Lane Re Ltd.
6.466% due 05/06/2011		$45,000	45,747

European Bank for Reconstruction & Development
6.000% due 02/14/2012	RUB	7,000	234

European Investment Bank
1.250% due 09/20/2012	JPY	44,700	547
4.000% due 10/15/2037	EUR	300	457
4.625% due 05/15/2014		$77	86
5.125% due 09/13/2016		39	46

FCE Bank PLC
7.125% due 01/16/2012	EUR	219,150	309,960
7.125% due 01/15/2013		239,850	340,872
7.875% due 02/15/2011	GBP	61,400	98,025

FIA Card Services N.A.
6.625% due 06/15/2012		$10,000	10,658
7.125% due 11/15/2012 (q)		12,585	13,726

Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		21,106	22,504

Fifth Third Bancorp
0.711% due 12/20/2016		29,030	25,684
6.250% due 05/01/2013		100,180	109,777

First Union Capital I
7.935% due 01/15/2027		4,405	4,530

First Union Institutional Capital II
7.850% due 01/01/2027		9,500	9,894

Fleet Capital Trust V
1.291% due 12/18/2028		800	579

FleetBoston Financial Corp.
6.700% due 07/15/2028		1,200	1,260

FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018		202	230

Ford Motor Credit Co. LLC
3.277% due 01/13/2012		147,700	147,737
5.542% due 06/15/2011		155,985	160,080
6.625% due 08/15/2017		50,000	53,349
7.000% due 10/01/2013		31,700	34,033
7.250% due 10/25/2011		28,300	29,715
7.375% due 02/01/2011		33,235	33,853
7.500% due 08/01/2012		289,016	306,921
7.800% due 06/01/2012		70,876	75,411
8.000% due 06/01/2014		10,825	11,851
8.000% due 12/15/2016		175,319	198,499
8.125% due 01/15/2020		7,000	8,057
8.625% due 11/01/2010		23,300	23,414
8.700% due 10/01/2014		31,900	35,830

		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000S)	(000S)
9.875% due 08/10/2011		$24,800	$26,273
12.000% due 05/15/2015		58,225	73,427

Fortis Bank Nederland NV
1.249% due 06/10/2011	EUR	500	681
3.000% due 04/17/2012		100	140

Fortis Bank S.A.
4.625% due 10/29/2049		300	368

Foundation Re II Ltd.
7.119% due 11/26/2010		$44,250	44,361

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		1,600	1,832

GATX Financial Corp.
5.500% due 02/15/2012		7,080	7,398
6.273% due 06/15/2011		10,355	10,622

Gazprom Via White Nights Finance BV
10.500% due 03/08/2014		87,500	105,149
10.500% due 03/25/2014		100,200	120,440

GE Capital UK Funding
5.875% due 11/04/2020	GBP	200	349
6.000% due 04/11/2013		84	144
8.000% due 01/14/2039		300	650

General Electric Capital Corp.
0.421% due 03/20/2014		$200	192
0.421% due 06/20/2014		38,000	35,935
0.431% due 12/20/2013		5,000	4,799
0.442% due 09/15/2014		1,100	1,051
0.552% due 09/15/2014		14	14
0.568% due 05/08/2013		400	392
0.604% due 05/11/2016		4,900	4,520
0.724% due 10/06/2015		13,500	12,615
0.731% due 01/08/2016		45,900	42,637
0.815% due 05/05/2026		29,950	23,456
1.239% due 05/22/2013		3,305	3,299
4.625% due 09/15/2066	EUR	10,200	11,402
4.875% due 03/04/2015		$350	385
5.375% due 12/18/2040	GBP	200	315
5.400% due 02/15/2017		$6,400	7,061
5.500% due 09/15/2066	GBP	150	212
5.500% due 09/15/2067	EUR	171,850	202,062
5.625% due 09/15/2017		$565	632
5.625% due 05/01/2018		2,292	2,548
5.875% due 01/14/2038		548,287	558,752
6.375% due 11/15/2067		249,800	250,737
6.500% due 09/15/2067	GBP	4,500	6,601
6.750% due 03/15/2032		$250	279
6.875% due 01/10/2039		248,176	285,960
8.125% due 05/15/2012		250	274

General Electric Capital Services, Inc.
7.500% due 08/21/2035		76,700	94,634

Genworth Financial, Inc.
6.500% due 06/15/2034		160	149
6.515% due 05/22/2018		15,000	15,318
7.700% due 06/15/2020		15,000	15,909

Genworth Global Funding Trusts
0.452% due 12/15/2010		6,160	6,161
0.516% due 05/15/2012		12,000	11,665
0.716% due 04/15/2014		500	449

Genworth Life Institutional Funding Trust
5.875% due 05/03/2013		21,000	22,258

Glen Meadow Pass-Through Trust
6.505% due 02/12/2067		22,700	18,160

GMAC International Finance BV
7.500% due 04/21/2015	EUR	61,000	85,445

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golden West Financial Corp.
4.750% due 10/01/2012		$100	$106

Goldman Sachs Capital I
6.345% due 02/15/2034		750	725

Goldman Sachs Capital II
5.793% due 06/01/2043		25,200	21,514

Goldman Sachs Group, Inc.
0.604% due 02/06/2012		78,765	78,291
0.740% due 03/22/2016		37,425	34,647
0.889% due 09/29/2014		12,500	12,175
0.912% due 07/22/2015		6,006	5,652
0.931% due 10/07/2011		2,700	2,699
1.028% due 01/12/2015		20,000	19,153
1.090% due 10/04/2012	EUR	3,500	4,577
1.198% due 02/04/2013		12,100	15,993
1.199% due 11/15/2014		200	255
1.241% due 05/23/2016		5,600	6,870
1.246% due 05/18/2015		19,740	24,920
1.246% due 01/30/2017		38,200	45,874
1.404% due 08/12/2015 (q)		50,000	62,963
3.625% due 08/01/2012		$120	125
4.750% due 07/15/2013		500	537
4.750% due 01/28/2014	EUR	1,800	2,564
5.000% due 01/15/2011		$1,500	1,518
5.125% due 04/24/2013	EUR	500	716
5.125% due 01/15/2015		$12	13
5.250% due 04/01/2013		82	89
5.300% due 02/14/2012		11,630	12,237
5.350% due 01/15/2016		17,755	19,552
5.375% due 02/15/2013	EUR	29,845	42,756
5.450% due 11/01/2012		$446	481
5.500% due 11/15/2014		148	163
5.625% due 01/15/2017		250	265
5.700% due 09/01/2012		2,395	2,579
5.750% due 10/01/2016		1,200	1,335
5.950% due 01/18/2018		314,565	346,011
5.950% due 01/15/2027		190	191
6.000% due 05/01/2014		200	223
6.125% due 02/15/2033		20,010	21,838
6.150% due 04/01/2018		356,590	396,133
6.250% due 09/01/2017		421,600	473,218
6.375% due 05/02/2018	EUR	13,400	20,485
6.450% due 05/01/2036		$155	156
6.600% due 01/15/2012		12,975	13,834
6.750% due 10/01/2037		320,024	333,692
7.500% due 02/15/2019		38,393	45,751

Green Valley Ltd.
4.410% due 01/10/2011	EUR	3,850	5,223

Hartford Financial Services Group, Inc.
8.125% due 06/15/2068		$1,000	1,018

Hartford Life Global Funding Trusts
0.472% due 06/16/2014		400	376

HBOS Capital Funding LP
6.071% due 06/29/2049		10,000	8,900

HBOS PLC
0.489% due 09/30/2016		3,000	2,523
0.493% due 09/06/2017		2,971	2,461
1.054% due 03/29/2016	EUR	14,953	17,972
1.079% due 03/21/2017		700	812
1.188% due 09/01/2016		1,231	1,470
6.750% due 05/21/2018		$258,638	260,231

HCP, Inc.
5.625% due 02/28/2013		3,225	3,447
5.650% due 12/15/2013		2,530	2,721

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.950% due 09/15/2011		$10,550	$10,969
6.000% due 01/30/2017		1,700	1,818
6.300% due 09/15/2016		13,000	14,145
6.700% due 01/30/2018		27,900	30,746

Health Care REIT, Inc.
5.875% due 05/15/2015		5,000	5,498

Hidden Ridge Facility Trustee
5.750% due 01/01/2021		8,826	9,050

HSBC Bank USA N.A.
4.625% due 04/01/2014		75	80
5.875% due 11/01/2034		3,000	3,139
6.000% due 08/09/2017		14,400	16,234

HSBC Capital Funding LP
4.610% due 12/29/2049		400	383
10.176% due 12/29/2049		66,160	87,185

HSBC Finance Capital Trust IX
5.911% due 11/30/2035		7,900	7,456

HSBC Finance Corp.
0.727% due 06/01/2016		28,100	25,591
2.021% due 10/20/2010		26,300	26,305
6.375% due 11/27/2012		2,500	2,735
7.000% due 05/15/2012		315	341

HSBC Holdings PLC
6.375% due 10/18/2022	GBP	400	688
6.500% due 05/20/2024		350	638
6.500% due 05/02/2036		$192,600	215,132
6.500% due 09/15/2037		111,000	124,897

HSBC USA, Inc.
0.938% due 01/29/2049		5,000	4,975

ILFC E-Capital Trust I
5.900% due 12/21/2065		32,706	21,586

ILFC E-Capital Trust II
6.250% due 12/21/2065		36,420	24,766

ING Bank NV
1.089% due 03/30/2012		2,700	2,692
1.157% due 01/13/2012		58,000	57,978
2.625% due 02/09/2012		17,200	17,588
3.900% due 03/19/2014		2,600	2,840
6.875% due 05/29/2023	GBP	250	422

Inter-American Development Bank
5.750% due 12/22/2010	AUD	1,950	1,886

International Bank for Reconstruction & Development
5.000% due 04/01/2016		$69	81

International Lease Finance Corp.
0.846% due 07/15/2011		39,270	37,970
0.863% due 07/01/2011		73,795	71,270
0.877% due 07/13/2012		10,630	9,838
1.274% due 08/15/2011	EUR	54,150	71,233
4.750% due 01/13/2012		$44,803	45,027
4.950% due 02/01/2011		28,044	28,184
5.000% due 09/15/2012		36,095	36,095
5.125% due 11/01/2010		69,787	69,961
5.250% due 01/10/2013		15,000	14,869
5.300% due 05/01/2012		106,650	107,450
5.350% due 03/01/2012		148,054	149,720
5.400% due 02/15/2012		130,911	132,220
5.450% due 03/24/2011		83,245	83,973
5.550% due 09/05/2012		12,665	12,744
5.625% due 09/20/2013		34,397	33,924
5.750% due 06/15/2011		151,296	152,809
5.875% due 05/01/2013		8,475	8,517
6.375% due 03/25/2013		31,615	31,931
6.625% due 11/15/2013		33,742	33,995
6.750% due 09/01/2016		143,800	154,585

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Intesa Sanpaolo SpA
5.500% due 12/19/2016	GBP	80	$123
8.047% due 06/29/2049	EUR	19,700	26,990

iStar Financial, Inc.
5.150% due 03/01/2012		$10,000	8,600
5.950% due 10/15/2013		10,000	8,025

Jackson National Life Funding LLC
0.699% due 08/06/2011		31,600	31,598

John Deere Capital Corp.
4.950% due 12/17/2012		85	92
5.650% due 07/25/2011		9,000	9,371
7.000% due 03/15/2012		175	190

JPMorgan Chase & Co.
0.616% due 11/01/2012 (m)		3,500	3,477
1.039% due 09/30/2013		28,300	28,408
1.128% due 09/26/2013	EUR	36,675	48,771
3.700% due 01/20/2015		$2,500	2,644
4.500% due 01/15/2012		4,000	4,184
4.750% due 05/01/2013		753	817
4.750% due 03/01/2015		300	328
4.875% due 03/15/2014		645	701
5.125% due 09/15/2014		14,015	15,386
5.250% due 05/01/2015		700	768
5.600% due 06/01/2011		132	136
5.750% due 01/02/2013		40,135	43,713
6.000% due 01/15/2018		166,085	189,950
6.125% due 06/27/2017		15	17
6.300% due 04/23/2019		85,600	99,366
6.400% due 05/15/2038		40,898	49,104
6.625% due 03/15/2012		1,300	1,399

JPMorgan Chase & Co., Inc. CPI Linked Bond
4.854% due 02/15/2012		600	605

JPMorgan Chase Bank N.A.
0.622% due 06/13/2016		30,965	29,376
5.375% due 09/28/2016	GBP	250	424
5.875% due 06/13/2016		$20	23
6.000% due 10/01/2017		319,700	363,419

JPMorgan Chase Capital XIII
1.239% due 09/30/2034		25	19

JPMorgan Chase Capital XV
5.875% due 03/15/2035		12,135	11,873

JPMorgan Chase Capital XX
6.550% due 09/15/2066		48,900	49,727

JPMorgan Chase Capital XXI
1.416% due 01/15/2087		25,400	18,373

JPMorgan Chase Capital XXIII
1.376% due 05/15/2077		4,278	3,105

JPMorgan Chase Capital XXVII
7.000% due 11/01/2039		50,000	51,482

KeyBank N.A.
1.016% due 11/21/2011	EUR	59,600	78,621
7.413% due 05/06/2015		$91,450	102,748

KeyCorp
1.091% due 11/22/2010	EUR	23,795	32,667
6.500% due 05/14/2013		$100,000	109,681

Kimco Realty Corp.
5.700% due 05/01/2017		2,000	2,198

Korea Exchange Bank
4.875% due 01/14/2016		3,000	3,209

Kreditanstalt fuer Wiederaufbau
1.250% due 06/15/2012 (m)		640,000	648,708
4.000% due 01/27/2020 (m)		138,600	153,294
4.875% due 06/17/2019		23,600	27,828

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Landwirtschaftliche Rentenbank
4.875% due 11/16/2015		$175	$201

LBG Capital No.1 PLC
6.439% due 05/23/2020	EUR	2,000	2,399
7.375% due 03/12/2020		495	634
7.588% due 05/12/2020	GBP	6,800	9,988
7.625% due 10/14/2020	EUR	5,005	6,516
7.867% due 12/17/2019	GBP	11,000	16,329
7.869% due 08/25/2020		30,200	45,069
7.875% due 11/01/2020		$83,887	83,048
8.000% due 12/29/2049		63,970	59,492
8.500% due 12/29/2049		54,900	51,057
11.040% due 03/19/2020	GBP	18,553	31,768

LBG Capital No.2 PLC
8.875% due 02/07/2020	EUR	5,000	6,884
9.125% due 07/15/2020	GBP	3,233	4,970
9.334% due 02/07/2020		19,901	32,044
15.000% due 12/21/2019	EUR	3,700	6,651
15.000% due 12/21/2019	GBP	400	826

LeasePlan Corp. NV
3.000% due 05/07/2012		$205,000	211,897
3.250% due 05/22/2014	EUR	1,200	1,722

Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 (a)	JPY	900,000	1,752
1.150% due 10/26/2010 (a)		300,000	582
2.500% due 10/13/2010 (a)	CHF	6,380	1,534
3.011% due 12/23/2010 (a)		$100	22
4.850% due 09/03/2013 (a)(q)	CAD	15,770	2,771
5.163% due 10/25/2011 (a)	EUR	500	159
5.316% due 04/05/2011 (a)		615	196
5.625% due 01/24/2013 (a)		$152,570	35,854
5.750% due 01/03/2017 (a)		200	0
6.000% due 01/25/2013 (a)	GBP	10,650	4,224
6.200% due 09/26/2014 (a)		$49,670	11,238
6.375% due 05/10/2011 (a)	EUR	1,000	322
6.625% due 01/18/2012 (a)		$350	79
6.750% due 12/28/2017 (a)		20,000	27
6.875% due 05/02/2018 (a)		122,732	29,456
7.000% due 04/16/2019 (a)		90	19
7.500% due 05/11/2038 (a)		85,000	115
7.875% due 05/08/2018 (a)	GBP	8,650	3,414

Liberty Mutual Group, Inc.
5.750% due 03/15/2014		$10,200	10,734

Lloyds TSB Bank PLC
1.031% due 06/09/2011	EUR	1,300	1,775
1.625% due 10/14/2011		$175,000	175,875
4.375% due 01/12/2015		2,500	2,563
5.800% due 01/13/2020		51,400	53,935
6.375% due 04/15/2014	GBP	300	513
6.750% due 10/24/2018		200	352
7.500% due 04/15/2024		300	538
12.000% due 12/29/2049		$1,195,450	1,380,286

Macquarie Bank Ltd.
2.600% due 01/20/2012		188,270	193,099
3.300% due 07/17/2014		177,300	189,161

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		21,000	22,708
5.750% due 09/15/2015		83,000	91,946
9.250% due 04/15/2019		12,250	16,083

Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		155	212

MBNA Capital B
1.266% due 02/01/2027		10,900	7,674

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MBNA Corp.
6.125% due 03/01/2013		$20,100	$21,778

Mellon Funding Corp.
5.000% due 12/01/2014		100	112

Mercantile Bankshares Corp.
4.625% due 04/15/2013		3,390	3,541

Merrill Lynch & Co., Inc.
0.523% due 06/05/2012		128,460	126,585
0.666% due 11/01/2011		123,800	123,388
0.698% due 07/25/2011		1,630	1,629
0.986% due 01/15/2015		30,900	29,304
1.052% due 09/15/2026		4,400	3,094
1.188% due 05/30/2014	EUR	4,600	5,892
1.226% due 03/22/2011		7,800	10,582
1.326% due 07/22/2014		5,000	6,415
1.428% due 09/14/2018		4,000	4,493
5.000% due 01/15/2015		$2,700	2,879
5.450% due 02/05/2013		11,179	12,013
5.450% due 07/15/2014		90	97
5.700% due 05/02/2017		4,835	5,008
6.050% due 08/15/2012		544,338	584,451
6.150% due 04/25/2013		90,125	98,561
6.220% due 09/15/2026		115	117
6.400% due 08/28/2017		256,710	281,328
6.500% due 07/15/2018		16,250	17,801
6.750% due 06/01/2028		115	126
6.875% due 04/25/2018		709,135	796,622
6.875% due 11/15/2018		7,900	8,863
7.750% due 04/30/2018	GBP	850	1,540
7.750% due 05/14/2038		$425	494

Metlife Capital Trust IV
7.875% due 12/15/2067		10,400	10,972

MetLife Capital Trust X
9.250% due 04/08/2068		1,700	2,014

MetLife, Inc.
5.375% due 12/15/2012		200	215
6.400% due 12/15/2066		70,810	66,561

Metropolitan Life Global Funding I
0.542% due 03/15/2012		400	401
2.000% due 09/14/2011	CHF	20,000	20,543
5.125% due 11/09/2011		$4,325	4,494
5.125% due 04/10/2013		42,200	45,968
5.250% due 01/09/2014	GBP	150	255

Monumental Global Funding Ltd.
0.672% due 06/15/2011		$60,000	59,139
5.500% due 04/22/2013		52,400	56,850

Morgan Stanley
0.570% due 04/19/2012		50,500	49,705
0.780% due 01/09/2012		70,950	70,548
0.830% due 01/09/2014		26,580	25,144
0.975% due 10/18/2016		102,400	90,121
1.006% due 10/15/2015		41,920	38,497
1.161% due 07/20/2012	EUR	10,400	13,639
1.188% due 11/29/2013		6,600	8,552
1.218% due 03/01/2013		74,500	96,718
1.222% due 04/13/2016		31,869	38,872
1.260% due 01/16/2017		18,600	22,384
1.299% due 05/02/2014		10,000	12,828
2.000% due 11/17/2011	CHF	20,000	20,417
2.876% due 05/14/2013		$179,950	183,524
3.148% due 05/01/2014		250	246
4.100% due 01/26/2015		173,000	178,977
4.200% due 11/20/2014		5	5
5.050% due 01/21/2011		200	203

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.080% due 03/01/2013	AUD	1,200	$1,112
5.125% due 11/30/2015	GBP	50	81
5.300% due 03/01/2013		$7,439	8,017
5.375% due 10/15/2015		4,500	4,836
5.550% due 04/27/2017		4,095	4,346
5.625% due 01/09/2012		1,604	1,690
5.750% due 08/31/2012		312,375	335,108
5.750% due 10/18/2016		17,600	19,058
5.950% due 12/28/2017		120,700	129,844
6.000% due 05/13/2014		200	220
6.000% due 04/28/2015		101,880	112,168
6.250% due 08/28/2017		33,700	36,901
6.250% due 08/09/2026		225	238
6.500% due 04/15/2011	EUR	400	556
6.600% due 04/01/2012		$2,015	2,168
6.625% due 04/01/2018		13,700	15,211
7.300% due 05/13/2019		5,275	6,077
7.500% due 04/11/2011	GBP	250	400

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		$7,400	7,428

Mystic Re Ltd.
10.299% due 06/07/2011		12,200	12,759

National Australia Bank Ltd.
0.481% due 06/19/2017		75,200	72,973
0.519% due 06/29/2016		10,000	9,680
5.125% due 12/09/2021	GBP	100	168
5.350% due 06/12/2013		$186,330	204,315
6.750% due 06/26/2023	EUR	150	240

National Capital Trust II
5.486% due 12/29/2049		$27	26

National City Bank
0.642% due 12/15/2016		8,090	7,355
0.663% due 06/07/2017		10,000	8,994
4.625% due 05/01/2013		8,400	8,944
6.200% due 12/15/2011		30,600	32,302

National City Bank of Kentucky
6.300% due 02/15/2011		2,900	2,960

National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012		280	305
10.375% due 11/01/2018		252	361

Nationwide Building Society
3.750% due 01/20/2015	EUR	350	481
4.650% due 02/25/2015		$88,000	93,276
5.625% due 09/09/2019	GBP	200	328

Nationwide Health Properties, Inc.
6.500% due 07/15/2011		$13,000	13,504

Nationwide Life Global Funding I
5.450% due 10/02/2012		6,900	7,179

New England Mutual Life Insurance Co.
7.875% due 02/15/2024		5,500	6,391

New York Life Global Funding
4.650% due 05/09/2013		14,600	15,825

New York Life Insurance Co.
6.750% due 11/15/2039		50,000	61,896

NIBC Bank NV
3.625% due 12/19/2011	EUR	100	140

NiSource Finance Corp.
5.210% due 11/28/2012		$15,000	15,199

Nomura Europe Finance NV
1.059% due 10/25/2011	EUR	10,600	14,164

Nordea Bank Finland ABP
6.250% due 07/29/2049	GBP	150	238

Norinchukin Finance Ltd.
5.625% due 09/28/2016		25,000	39,824

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Northern Rock Asset Management PLC
5.625% due 06/22/2017		$12,500	$13,273

NSG Holdings LLC
7.750% due 12/15/2025		800	732

OMX Timber Finance Investments I LLC
5.420% due 01/29/2020		65,400	68,752

ORIX Corp.
5.480% due 11/22/2011		26,000	27,057

PACCAR Financial Corp.
1.284% due 04/01/2011		10,000	10,040

Pacific Life Global Funding
0.520% due 06/22/2011		17,406	17,347
2.750% due 05/15/2012	CHF	27,790	29,723
5.150% due 04/15/2013		$11,700	12,646

Pacific Life Insurance Co.
9.250% due 06/15/2039		161,685	206,722

Pacific LifeCorp
6.000% due 02/10/2020		76,900	83,066

Pearson Dollar Finance PLC
5.500% due 05/06/2013		25,000	27,453
5.700% due 06/01/2014		5,000	5,557
6.250% due 05/06/2018		28,000	32,395

Petroleum Export Ltd.
5.265% due 06/15/2011		8,947	8,932

Piper Jaffray Cos.
4.389% due 12/31/2010		19,600	19,624

PMI Group, Inc.
6.000% due 09/15/2016		9,500	7,596

PNC Funding Corp.
0.615% due 01/31/2012		9,000	8,973
5.125% due 12/14/2010		150	151

PNC Preferred Funding Trust III
8.700% due 03/29/2049		100	105

Pooled Funding Trust I
2.740% due 02/15/2012		3,100	3,181

Pricoa Global Funding I
0.489% due 09/27/2013		2,000	1,966
0.575% due 01/30/2012		3,100	3,079
5.300% due 09/27/2013		21,000	23,108

Principal Financial Global Funding LLC
2.375% due 02/28/2012	CHF	20,745	21,315
2.375% due 01/24/2013		5,000	5,135

Principal Life Income Funding Trusts
0.536% due 11/15/2010		$1,000	1,000
5.100% due 04/15/2014		100	109
5.300% due 04/24/2013		148,900	161,247
5.550% due 04/27/2015		237,300	262,232

Progressive Corp.
6.700% due 06/15/2067		19,800	19,678

Protective Life Secured Trusts
0.418% due 11/09/2010		1,000	1,000

Prudential Financial, Inc.
3.000% due 06/10/2013		20,000	19,884
6.000% due 12/01/2017		30,000	33,907
6.100% due 06/15/2017		307	344
6.625% due 12/01/2037		8,200	9,272

Prudential Holdings LLC
8.695% due 12/18/2023		4,205	5,341

Prudential Insurance Co. of America
8.100% due 07/15/2015		2,245	2,660

Qatari Diar Finance QSC
3.500% due 07/21/2015		1,000	1,023
5.000% due 07/21/2020		9,300	9,801

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rabobank Nederland NV
2.650% due 08/17/2012		$300	$310
4.750% due 01/15/2020		2,200	2,412
11.000% due 06/29/2049		294,861	384,454

RBS Capital Trust I
4.709% due 12/29/2049 (a)		1,690	1,229

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		5,000	5,243

Regions Bank
7.500% due 05/15/2018		141,786	149,606

Regions Financial Corp.
0.459% due 06/26/2012		8,670	8,285
6.375% due 05/15/2012		125	128
7.375% due 12/10/2037		2,900	2,667
7.750% due 11/10/2014		60,370	65,475

Residential Reinsurance 2008 Ltd.
7.047% due 06/06/2011		16,000	16,354

Resona Bank Ltd.
5.850% due 09/29/2049		39,050	39,014

Resona Preferred Global Securities Cayman Ltd.
7.191% due 12/29/2049		2,025	1,987

Royal Bank of Canada
5.650% due 07/20/2011		125	130

Royal Bank of Scotland Group PLC
0.559% due 03/30/2012		380,000	379,914
0.728% due 04/11/2016		36,326	30,814
0.806% due 10/14/2016		12,000	10,253
1.029% due 09/29/2015		64,900	55,728
1.406% due 04/23/2012		51,100	51,542
1.450% due 10/20/2011		1,007,600	1,015,292
1.500% due 03/30/2012		94,280	95,263
2.625% due 05/11/2012		51,065	52,467
3.000% due 12/09/2011		373,700	383,748
3.950% due 09/21/2015		179,500	181,637
4.875% due 08/25/2014		32,400	34,411
4.875% due 03/16/2015		104,943	110,549
4.908% due 04/06/2011	GBP	698	1,086
5.000% due 11/12/2013		$24	24
5.000% due 10/01/2014		9,346	9,378
5.000% due 05/17/2015		29,867	30,612
5.625% due 08/24/2020		45,000	47,263
5.690% due 10/27/2014	AUD	5,000	4,160
5.750% due 05/21/2014	EUR	250	367
6.000% due 05/17/2017	GBP	6,744	11,271
6.200% due 03/29/2049		15,000	18,026
6.375% due 02/01/2011		$9,110	9,243
6.375% due 04/29/2014	GBP	100	171
6.625% due 09/17/2018		26,150	44,624
6.666% due 12/31/2049 (a)	CAD	800	569
6.990% due 10/29/2049 (a)		$5,300	4,320
7.500% due 04/29/2024	GBP	150	267
7.640% due 03/29/2049 (a)		$1,000	748
7.648% due 08/29/2049		50,190	48,308

Royal Bank Of Scotland NV
0.992% due 03/09/2015		35,000	30,150

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		29,300	30,692
7.125% due 01/14/2014		10,700	11,543
7.175% due 05/16/2013		1,300	1,398
7.750% due 05/29/2018		5,000	5,644
9.000% due 06/11/2014		4,000	4,618

RZD Capital Ltd.
5.739% due 04/03/2017		19,810	20,934

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander Issuances S.A. Unipersonal
5.375% due 05/19/2016	GBP	100	$159
5.805% due 06/20/2016		$280	272
5.911% due 06/20/2016		7,900	8,404
6.532% due 10/24/2017	GBP	100	161
7.300% due 07/27/2019		250	425

Santander UK PLC
0.600% due 01/19/2011		$23,000	22,913

Scotland International Finance No. 2 BV
4.250% due 05/23/2013		9,382	9,276

Simon Property Group LP
5.100% due 06/15/2015		200	222
5.250% due 12/01/2016		6,700	7,503
5.600% due 09/01/2011		5,000	5,104
5.750% due 12/01/2015		1,200	1,369
5.875% due 03/01/2017		8,000	9,205

SLM Corp.
0.492% due 03/15/2011		71,075	70,501
0.728% due 10/25/2011		206,800	197,366
0.798% due 01/27/2014		98,418	85,081
1.053% due 10/25/2011	SEK	24,500	3,413
1.079% due 12/15/2010	EUR	77,464	104,987
1.090% due 12/15/2010	JPY	3,500,000	41,467
1.149% due 11/15/2011	EUR	17,800	23,116
1.234% due 04/26/2011		26,714	36,243
3.103% due 10/01/2010		$300	300
3.125% due 09/17/2012	EUR	19,113	24,742
3.173% due 01/31/2014		$9,400	8,150
3.203% due 01/01/2014		7,701	6,709
4.000% due 07/25/2014		5,000	4,306
4.750% due 03/17/2014	EUR	48,300	60,786
4.800% due 02/13/2014 (q)	HKD	74,000	8,923
4.875% due 12/17/2012	GBP	23,200	34,526
5.000% due 10/01/2013		$40,725	39,940
5.000% due 04/15/2015		54,458	52,274
5.000% due 06/15/2018		10,000	7,986
5.050% due 11/14/2014		22,200	21,165
5.125% due 08/27/2012		25,010	25,293
5.140% due 06/15/2016		100,000	91,044
5.175% due 12/15/2010	AUD	55,450	53,223
5.375% due 01/15/2013		$49,570	50,004
5.375% due 05/15/2014		16,600	16,170
5.400% due 10/25/2011		29,270	29,579
5.450% due 04/25/2011		51,000	51,512
6.000% due 05/10/2012	AUD	10,000	8,994
8.000% due 03/25/2020		$13,550	13,466
8.450% due 06/15/2018		110,200	111,452

SLM Corp. CPI Linked Bond
2.533% due 03/15/2012		2,000	1,880
3.178% due 11/21/2013		270	238

Societe Generale
5.750% due 03/29/2049	GBP	150	227
5.922% due 04/29/2049		$1,800	1,708
7.756% due 05/29/2049	EUR	2,700	3,662
8.875% due 06/29/2049	GBP	200	321

Source One Mortgage Corp.
9.000% due 06/01/2012		$9,200	9,953

Sovereign Bank
8.750% due 05/30/2018		10,000	11,654

State Bank of India
4.500% due 07/27/2015		194,900	205,161

State Street Capital Trust III
8.250% due 01/29/2049		19,624	20,137

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Capital Trust IV
1.292% due 06/01/2077		$65,500	$47,547

Sumitomo Mitsui Banking Corp.
1.049% due 06/02/2049	JPY	1,000,000	11,934

Sun Life Financial Global Funding LP
0.694% due 07/06/2011		$47,400	47,076

SunTrust Bank
0.449% due 05/21/2012		9,050	8,843
0.853% due 06/22/2012	GBP	5,000	7,393
0.989% due 12/20/2011	EUR	68,200	88,525
6.375% due 04/01/2011		$200	205

SunTrust Banks, Inc.
5.250% due 11/05/2012		1,045	1,106

Svensk Exportkredit AB
4.875% due 09/29/2011		125	130
5.125% due 03/01/2017		75	87

Svenska Handelsbanken AB
1.292% due 09/14/2012		51,000	51,226
2.875% due 09/14/2012		170	175

Swedbank AB
2.800% due 02/10/2012		1,500	1,545
3.125% due 03/04/2013	EUR	350	486

Sydney Airport Finance Co. Pty Ltd.
5.125% due 02/22/2021 (d)		$34,600	34,566

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		100,000	123,492

Temasek Financial I Ltd.
4.300% due 10/25/2019		156,300	169,862
5.375% due 11/23/2039		50,000	58,878

TNK-BP Finance S.A.
6.125% due 03/20/2012		39,300	41,017
6.625% due 03/20/2017		17,000	18,066
7.250% due 02/02/2020		4,100	4,495
7.500% due 03/13/2013		73,100	79,704
7.500% due 07/18/2016		25,700	28,672
7.875% due 03/13/2018		10,200	11,552

Toll Road Investors Partnership II LP
0.000% due 02/15/2045		965	139

Travelers Cos., Inc.
6.250% due 03/15/2037		7,000	6,730
6.250% due 06/15/2037		125	149

Travelers Property Casualty Corp.
5.000% due 03/15/2013		70	76
6.375% due 03/15/2033		33	39

U.S. Bank N.A.
6.375% due 08/01/2011		3,000	3,143

UBS AG
1.048% due 11/17/2015	EUR	300	407
1.439% due 02/23/2012		$310,200	312,476
2.250% due 08/12/2013		12,200	12,333
4.280% due 04/29/2049	EUR	200	242
4.875% due 08/04/2020		$1,300	1,373
5.250% due 06/21/2021	GBP	200	326
5.750% due 04/25/2018		$178,775	202,137
5.875% due 12/20/2017		188,225	213,291
6.375% due 07/20/2016	GBP	150	265
7.750% due 09/01/2026		$5,000	5,858

UBS Preferred Funding Trust I
8.622% due 10/29/2049		63,500	63,500

UBS Preferred Funding Trust II
7.247% due 06/29/2049		8,000	8,151

UBS Preferred Funding Trust V
6.243% due 05/29/2049		25,675	24,905

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UFJ Finance Aruba AEC
6.750% due 07/15/2013		$3,700	$4,173

UniCredit SpA
5.000% due 02/01/2016	GBP	200	297
6.700% due 06/05/2018	EUR	2,100	3,053

Union Planters Corp.
7.750% due 03/01/2011		$500	508

USB Capital IX
6.189% due 10/29/2049		30,800	24,486

USB Realty Corp.
6.091% due 12/29/2049		40,200	29,949

Ventas Realty LP
6.500% due 06/01/2016		1,100	1,150
6.750% due 04/01/2017		190	198

Vita Capital III Ltd.
1.633% due 01/01/2011		8,000	7,978

Vnesheconombank Finance Ltd.
6.902% due 07/09/2020		51,400	56,345

VTB Bank Via VTB Capital S.A.
6.875% due 05/29/2018		15,000	15,882
8.250% due 06/30/2011	EUR	1,130	1,606

Wachovia Bank N.A.
0.366% due 12/02/2010		$50,950	50,964
0.622% due 03/15/2016		200	184
0.834% due 11/03/2014		5,200	4,977
5.080% due 05/25/2017	AUD	1,100	920
5.600% due 03/15/2016		$19,800	22,065
6.000% due 05/23/2013	EUR	11,500	17,150
6.600% due 01/15/2038		$10,127	11,532

Wachovia Capital Trust I
7.640% due 01/15/2027		1,370	1,384

Wachovia Capital Trust II
1.026% due 01/15/2027		25	19

Wachovia Capital Trust III
5.800% due 03/29/2049		162,615	144,321

Wachovia Capital Trust V
7.965% due 06/01/2027		15,361	15,686

Wachovia Corp.
0.447% due 03/01/2012		43,975	43,852
0.562% due 06/15/2017		1,300	1,159
0.636% due 04/23/2012		47,175	46,998
0.656% due 10/15/2011		98,325	98,437
0.656% due 08/01/2013		14,050	13,863
0.815% due 10/28/2015		5,500	5,099
0.896% due 10/15/2016		68,570	62,757
1.053% due 02/13/2014	EUR	41,900	54,891
2.236% due 05/01/2013		$25,315	26,071
4.875% due 02/15/2014		21,280	22,762
4.875% due 11/29/2035	GBP	300	416
5.250% due 08/01/2014		$2,900	3,156
5.300% due 10/15/2011		49,245	51,571
5.500% due 05/01/2013		166,304	182,948
5.500% due 08/01/2035		85	82
5.625% due 10/15/2016		80,500	89,716
5.700% due 08/01/2013		19,650	21,781
5.750% due 06/15/2017		22,525	25,755
5.750% due 02/01/2018		414,380	472,936

Waha Aerospace BV
3.925% due 07/28/2020		5,000	5,148

WCI Finance LLC
5.700% due 10/01/2016		2,500	2,798

WEA Finance LLC
6.750% due 09/02/2019		5	6

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo & Co.
0.999% due 08/01/2011	EUR	22,800	$30,768
1.079% due 03/23/2016		3,600	4,652
3.750% due 10/01/2014		$205	218
4.375% due 01/31/2013		26,740	28,555
5.000% due 11/15/2014		100	108
5.125% due 09/01/2012		300	320
5.250% due 10/23/2012		1,650	1,786
5.625% due 12/11/2017		4,575	5,219

Wells Fargo Bank N.A.
0.586% due 05/16/2016		1,500	1,384
0.954% due 09/19/2011	EUR	1,600	2,170
4.750% due 02/09/2015		$13,600	14,585
6.450% due 02/01/2011		5,672	5,778

Wells Fargo Capital X
5.950% due 12/01/2086		16,700	16,350

Wells Fargo Capital XIII
7.700% due 12/29/2049		260,304	271,367

Westpac Banking Corp.
1.109% due 11/26/2015	EUR	100	136
3.250% due 12/16/2011		$17,600	18,124
3.585% due 08/14/2014		15,600	16,769
5.000% due 10/21/2019	GBP	250	414

Williams Cos., Inc. Credit Linked Certificate Trust V
6.375% due 10/01/2010		$15,050	15,050

WR Berkley Corp.
5.375% due 09/15/2020		12,000	12,287

WT Finance (Aust.) Pty Ltd.
4.375% due 11/15/2010		13	13

XL Capital Finance Europe PLC
6.500% due 01/15/2012		10,000	10,439

XL Group PLC
5.250% due 09/15/2014		1,600	1,707

Xstrata Finance Canada Ltd.
5.500% due 11/16/2011		11,250	11,791
5.800% due 11/15/2016		1,265	1,400

ZFS Finance USA Trust IV
5.875% due 05/09/2062		146	138

			51,433,179

INDUSTRIALS 5.2%

Abbott Laboratories
5.875% due 05/15/2016		140	169

AES El Salvador Trust
6.750% due 02/01/2016		105	99

Aetna, Inc.
6.000% due 06/15/2016		15,000	17,629
6.500% due 09/15/2018		12,000	14,270

Agilent Technologies, Inc.
6.500% due 11/01/2017		710	819

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		60,066	61,568

Alcoa, Inc.
5.550% due 02/01/2017		2,300	2,391
5.720% due 02/23/2019		4,127	4,202
5.870% due 02/23/2022		2,000	1,971
6.000% due 07/15/2013		25,000	27,217
6.750% due 07/15/2018		32,700	35,292

Allied Waste North America, Inc.
6.875% due 06/01/2017		1,125	1,243

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Altria Group, Inc.
8.500% due 11/10/2013		$2,750	$3,295
9.250% due 08/06/2019		85,525	114,829
9.700% due 11/10/2018		98,078	132,958
9.950% due 11/10/2038		5,185	7,494
10.200% due 02/06/2039		28,000	41,505

America Movil SAB de C.V.
3.750% due 06/28/2017	EUR	2,100	2,942
5.000% due 03/30/2020		$133,600	144,739
5.625% due 11/15/2017		25	28
6.125% due 03/30/2040		105,700	118,176

America West Airlines 1998-1A Pass-Through Trust
6.870% due 01/02/2017		1,207	1,134

American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012		4,012	4,037

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019		13,438	15,856

American Airlines, Inc.
10.500% due 10/15/2012		19,300	20,940

AmeriGas Partners LP
7.250% due 05/20/2015		800	832

Amgen, Inc.
5.700% due 02/01/2019		28,026	33,550
5.850% due 06/01/2017		15,000	17,935
6.150% due 06/01/2018		4,500	5,489
6.375% due 06/01/2037		417	509
6.400% due 02/01/2039		30,015	36,472
6.900% due 06/01/2038		7,686	9,979

Anadarko Petroleum Corp.
6.125% due 03/15/2012		1,800	1,899
6.950% due 06/15/2019		55	61

Angel Lux Common S.A.
6.399% due 05/01/2016	EUR	89	123
8.875% due 05/01/2016		$2,000	2,135

Anheuser-Busch Cos., Inc.
5.500% due 01/15/2018		9,100	10,344
7.500% due 03/15/2012		500	543

Anheuser-Busch InBev Worldwide, Inc.
5.375% due 11/15/2014		370	416
5.375% due 01/15/2020		195	221
6.875% due 11/15/2019		325	405

Apache Corp.
6.000% due 09/15/2013		30	34
7.950% due 04/15/2026		150	207

ArcelorMittal
7.000% due 10/15/2039		70	72

Arch Western Finance LLC
6.750% due 07/01/2013		15,922	16,181

Arrow Electronics, Inc.
6.000% due 04/01/2020		15,000	16,199

AstraZeneca PLC
5.400% due 09/15/2012		25	27
5.900% due 09/15/2017		69,200	83,408
6.450% due 09/15/2037		88,900	112,290

Atlantic Richfield Co.
8.500% due 04/01/2012		250	269
8.620% due 03/12/2012		11,000	11,655
9.125% due 03/01/2011		28,757	29,714

AutoZone, Inc.
4.750% due 11/15/2010		200	201
5.500% due 11/15/2015		10,050	11,238
5.750% due 01/15/2015		700	795
5.875% due 10/15/2012		4,800	5,220
6.500% due 01/15/2014		40,000	45,305

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.950% due 06/15/2016	$1,000	$1,199
7.125% due 08/01/2018	27,000	32,841

Avnet, Inc.
6.625% due 09/15/2016	2,000	2,298

Avon Products, Inc.
5.125% due 01/15/2011	10,000	10,135
6.500% due 03/01/2019	28,300	34,958

Baker Hughes, Inc.
6.500% due 11/15/2013	40	46
6.875% due 01/15/2029	100	126

Barrick Australian Finance Pty Ltd.
5.950% due 10/15/2039	255	290

Baxter International, Inc.
5.375% due 06/01/2018	10,000	11,698

Berry Plastics Corp.
5.276% due 02/15/2015	1,100	1,042

BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	145	158
5.125% due 03/29/2012	10,000	10,596
5.250% due 12/15/2015	82	94

Biomet, Inc.
10.000% due 10/15/2017	925	1,026
10.375% due 10/15/2017 (e)	4,500	4,802

Black & Decker Corp.
5.750% due 11/15/2016	25,000	28,973
8.950% due 04/15/2014	40,400	49,851

BMW U.S. Capital LLC
1.226% due 10/14/2011	8,300	8,319

Boeing Co.
3.500% due 02/15/2015	115	125
8.750% due 08/15/2021	50	72

Boston Scientific Corp.
4.250% due 01/12/2011	575	579
5.125% due 01/12/2017	21,805	22,065
5.450% due 06/15/2014	2,000	2,126
6.000% due 06/15/2011	19,000	19,538
6.000% due 01/15/2020	500	534
6.400% due 06/15/2016	2,000	2,178

Bottling Group LLC
6.950% due 03/15/2014	70	83

Brunswick Corp.
11.750% due 08/15/2013	18,000	20,880

Burlington Northern Santa Fe LLC
3.600% due 09/01/2020	18,000	18,263
7.290% due 06/01/2036	55	71

Campbell Soup Co.
4.500% due 02/15/2019	1,200	1,345

Canadian National Railway Co.
6.250% due 08/01/2034	100	122

Canadian Natural Resources Ltd.
4.900% due 12/01/2014	90	100
5.700% due 05/15/2017	590	680
6.250% due 03/15/2038	20,000	23,067
6.500% due 02/15/2037	25,000	29,572
6.700% due 07/15/2011	12,860	13,439

Cardinal Health, Inc.
5.800% due 10/15/2016	23,000	26,699
6.000% due 06/15/2017	10,600	12,139

Caterpillar, Inc.
5.700% due 08/15/2016	100	120
6.050% due 08/15/2036	100	121

CBS Corp.
5.625% due 08/15/2012	15,000	15,926

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	$200	$238

Cemex Finance LLC
9.500% due 12/14/2016	102,000	103,142

Cenovus Energy, Inc.
4.500% due 09/15/2014	2,300	2,535

Centex Corp.
4.550% due 11/01/2010	3,100	3,108
5.250% due 06/15/2015	4,500	4,522
5.700% due 05/15/2014	1,500	1,545
6.500% due 05/01/2016	19,120	20,076
7.875% due 02/01/2011	2,200	2,247

Chart Industries, Inc.
9.125% due 10/15/2015	800	819

Chesapeake Energy Corp.
6.625% due 08/15/2020	48,700	51,135
7.250% due 12/15/2018	3,000	3,248
7.625% due 07/15/2013	7,446	8,153
9.500% due 02/15/2015	3,685	4,284

Chukchansi Economic Development Authority
8.000% due 11/15/2013	400	236

Cie Generale de Geophysique-Veritas
7.750% due 05/15/2017	2,000	2,055
9.500% due 05/15/2016	15	16

CIGNA Corp.
6.350% due 03/15/2018	20,000	23,552

Cisco Systems, Inc.
5.250% due 02/22/2011	535	545
5.500% due 02/22/2016	100	118

CITIC Resources Finance 2007 Ltd.
6.750% due 05/15/2014	17,900	18,750

CoBank ACB
7.875% due 04/16/2018	4,900	5,695

Codelco, Inc.
6.150% due 10/24/2036	23,200	27,672
7.500% due 01/15/2019	3,400	4,334

Colgate-Palmolive Co.
5.980% due 04/25/2012	150	163

Colorado Interstate Gas Co.
6.850% due 06/15/2037	250	264

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	5,495	6,385

Comcast Cable Communications LLC
6.750% due 01/30/2011	550	561
7.125% due 06/15/2013	400	458

Comcast Corp.
4.950% due 06/15/2016	230	257
5.300% due 01/15/2014	150	168
5.500% due 03/15/2011	5,000	5,108
5.650% due 06/15/2035	435	440
5.700% due 05/15/2018	310	355
5.700% due 07/01/2019	15	17
5.850% due 11/15/2015	575	667
5.900% due 03/15/2016	5,000	5,784
6.300% due 11/15/2017	390	461
6.450% due 03/15/2037	22,000	24,514
6.500% due 01/15/2017	383	456
6.550% due 07/01/2039	120	136
7.050% due 03/15/2033	725	852

Community Health Systems, Inc.
8.875% due 07/15/2015	2,500	2,662

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Computer Sciences Corp.
5.000% due 02/15/2013	$5,000	$5,365
5.500% due 03/15/2013	2,000	2,177
6.500% due 03/15/2018	31,745	36,504

ConocoPhillips
5.900% due 10/15/2032	300	344

Continental Airlines 1998-3 Class A-1 Pass-Through Trust
6.820% due 05/01/2018	4,904	5,032

Continental Airlines 2000-2 Class A-2 Pass-Through Trust
7.487% due 10/02/2010	1,215	1,216

Continental Airlines 2001-1 Class A-2 Pass-Through Trust
6.503% due 06/15/2011	9,220	9,450

Continental Airlines 2009-1 Pass-Through Trust
9.000% due 07/08/2016	13,194	15,041

Con-way, Inc.
7.250% due 01/15/2018	19,000	21,168

Corp. GEO SAB de C.V.
8.875% due 09/25/2014	2,000	2,230
9.250% due 06/30/2020	11,000	12,526

Costco Wholesale Corp.
5.500% due 03/15/2017	100	119

Coventry Health Care, Inc.
6.125% due 01/15/2015	7,500	7,869

Cox Communications, Inc.
4.625% due 06/01/2013	6,000	6,477
5.450% due 12/15/2014	340	385
5.875% due 12/01/2016	350	405
6.450% due 12/01/2036	5,000	5,503
6.750% due 03/15/2011	6,000	6,161
7.750% due 11/01/2010	1,800	1,809
8.375% due 03/01/2039	105	141
9.375% due 01/15/2019	175	237

CRH America, Inc.
8.125% due 07/15/2018	10,000	12,076

CSC Holdings LLC
6.750% due 04/15/2012	5,000	5,244

CSN Islands XI Corp.
6.875% due 09/21/2019	21,200	23,426

CSN Resources S.A.
6.500% due 07/21/2020	22,000	23,568

CSX Corp.
5.600% due 05/01/2017	21,200	24,274
6.250% due 03/15/2018	5,852	6,958
6.750% due 03/15/2011	10,000	10,253

CVS Caremark Corp.
6.125% due 08/15/2016	6,745	7,976

CVS Pass-Through Trust
7.507% due 01/10/2032	98,910	116,390

Cytec Industries, Inc.
4.600% due 07/01/2013	2,000	2,113
6.000% due 10/01/2015	5,300	5,967
8.950% due 07/01/2017	7,000	8,844

Daimler Finance North America LLC
5.750% due 09/08/2011	76,400	79,792
5.875% due 03/15/2011	50,650	51,814
6.500% due 11/15/2013	37,700	43,156
7.300% due 01/15/2012	29,200	31,415
7.750% due 01/18/2011	40,400	41,197

Darden Restaurants, Inc.
6.200% due 10/15/2017	14,000	16,414

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Delhaize America, Inc.
9.000% due 04/15/2031	$80	$113

Dell, Inc.
4.700% due 04/15/2013	116,200	126,646
5.650% due 04/15/2018	77,370	89,133
6.500% due 04/15/2038	95,000	109,660

Delta Air Lines 2000-1 Class A-2 Pass-Through Trust
7.570% due 05/18/2012	5,250	5,282

Delta Air Lines 2001-1 Class A-2 Pass-Through Trust
7.111% due 03/18/2013	10,000	10,450

Delta Air Lines 2009-1 Class A Pass-Through Trust
7.750% due 06/17/2021	4,932	5,474

Delta Air Lines 2010-1 Class A Pass-Through Trust
6.200% due 07/02/2018	22,000	22,880

Deluxe Corp.
5.125% due 10/01/2014	6,200	6,045

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015	5,537	5,731

Devon Energy Corp.
5.625% due 01/15/2014	250	281
6.300% due 01/15/2019	655	794

Devon Financing Corp. ULC
6.875% due 09/30/2011	2,345	2,481
7.875% due 09/30/2031	2,000	2,686

Diageo Capital PLC
5.500% due 09/30/2016	50	58

DISH DBS Corp.
6.375% due 10/01/2011	16,000	16,600
6.625% due 10/01/2014	12,000	12,570
7.000% due 10/01/2013	2,450	2,612
7.125% due 02/01/2016	22,950	24,241
7.750% due 05/31/2015	16,200	17,354

Domtar Corp.
9.500% due 08/01/2016	30,670	35,731

Dow Chemical Co.
2.668% due 08/08/2011	900	911
4.850% due 08/15/2012	31,000	32,820
5.700% due 05/15/2018	500	544
6.000% due 10/01/2012	3,400	3,685
6.125% due 02/01/2011	250	254
6.850% due 08/15/2013	500	552
7.600% due 05/15/2014	1,250	1,462
8.550% due 05/15/2019	50,675	64,089
9.400% due 05/15/2039	600	852

DR Horton, Inc.
5.250% due 02/15/2015	10,000	9,925
5.625% due 09/15/2014	3,000	3,015
5.625% due 01/15/2016	13,700	13,734
6.125% due 01/15/2014	5,000	5,138
6.500% due 04/15/2016	51,500	52,530

Duke University
5.150% due 04/01/2019	5,300	6,125

E.I. Du Pont De Nemours & Co.
4.750% due 11/15/2012	175	188
5.000% due 01/15/2013	300	328
5.250% due 12/15/2016	10,000	11,733

Eastman Kodak Co.
7.250% due 11/15/2013	80	77

Eaton Vance Corp.
6.500% due 10/02/2017	21,100	25,025

Ecopetrol S.A.
7.625% due 07/23/2019	79,515	96,611

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

El Paso Corp.
7.000% due 05/15/2011	$10,850	$11,183
7.000% due 06/15/2017	1,950	2,080
7.875% due 06/15/2012	14,100	15,075
9.625% due 05/15/2012	13,050	14,054
10.750% due 10/01/2010	24,700	24,700

El Paso Natural Gas Co.
5.950% due 04/15/2017	3,295	3,644
8.375% due 06/15/2032	9,495	11,546

Emerson Electric Co.
4.500% due 05/01/2013	95	103

Enbridge Energy Partners LP
5.875% due 12/15/2016	50	57

Enbridge, Inc.
4.900% due 03/01/2015	50	56

EnCana Corp.
6.300% due 11/01/2011	10,000	10,553
6.500% due 05/15/2019	95	116
6.500% due 08/15/2034	100	117
6.625% due 08/15/2037	275	324

Energy Transfer Partners LP
5.650% due 08/01/2012	145	154
6.000% due 07/01/2013	435	477
6.125% due 02/15/2017	60	67
6.700% due 07/01/2018	1,000	1,166
7.500% due 07/01/2038	5,000	5,919
9.000% due 04/15/2019	40	51

Enterprise Products Operating LLC
6.500% due 01/31/2019	25,000	29,182
7.500% due 02/01/2011	13,400	13,678
8.375% due 08/01/2066	2,000	2,090

Erac USA Finance LLC
5.800% due 10/15/2012	10,000	10,802
6.375% due 10/15/2017	1,900	2,212

Expedia, Inc.
8.500% due 07/01/2016	16,500	18,026

FBG Finance Ltd.
5.125% due 06/15/2015	1,000	1,105

Ferrellgas LP
6.750% due 05/01/2014	350	358

First Data Corp.
9.875% due 09/24/2015	4,500	3,701

Florida Gas Transmission Co. LLC
7.900% due 05/15/2019	500	629

FMC Corp.
5.200% due 12/15/2019	15,000	16,306

Fortune Brands, Inc.
5.375% due 01/15/2016	33,600	36,891
8.625% due 11/15/2021	10,500	13,276

Foster’s Finance Corp.
4.875% due 10/01/2014	6,300	6,846

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	7,095	7,930

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	6,392	6,584

Gannett Co., Inc.
5.750% due 06/01/2011	6,200	6,308

GATX Corp.
4.750% due 10/01/2012	25,000	26,287

Gazprom International S.A.
7.201% due 02/01/2020	2,898	3,152

Gazprom OAO Via Morgan Stanley Bank AG
9.625% due 03/01/2013	59,710	68,458

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gazprom Via Gaz Capital S.A.
5.875% due 06/01/2015	EUR	20,000	$29,174
6.212% due 11/22/2016		$41,800	44,622
6.510% due 03/07/2022		6,500	6,942
6.605% due 02/13/2018	EUR	500	747
7.288% due 08/16/2037		$48,160	53,871
7.343% due 04/11/2013		52,900	57,926
7.510% due 07/31/2013		35,000	38,748
8.146% due 04/11/2018		197,250	231,701
8.625% due 04/28/2034		191,220	243,806
9.250% due 04/23/2019		20,400	25,500

Gazprom Via Gazprom International S.A.
7.201% due 02/01/2020		29,159	31,601

Genentech, Inc.
4.750% due 07/15/2015		100	113

General Electric Co.
5.250% due 12/06/2017		31,848	35,899

General Mills, Inc.
5.250% due 08/15/2013		15,000	16,755
6.000% due 02/15/2012		7,013	7,483
11.973% due 10/15/2022		31,750	33,761

Georgia-Pacific LLC
7.000% due 01/15/2015		4,400	4,598
7.125% due 01/15/2017		3,900	4,149
7.700% due 06/15/2015		1,000	1,112
8.125% due 05/15/2011		12,500	13,031
8.250% due 05/01/2016		5,000	5,581
9.500% due 12/01/2011		1,855	2,003

Gerdau Holdings, Inc.
7.000% due 01/20/2020		114,400	128,414

Gerdau Trade, Inc.
5.750% due 01/30/2021 (d)		66,800	68,027

GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014		100	111
4.850% due 05/15/2013		28,530	31,405
5.650% due 05/15/2018		100,045	119,043
6.375% due 05/15/2038		4,045	5,046

Grohe Holding GmbH
3.710% due 01/15/2014	EUR	600	759

Hanson Australia Funding Ltd.
5.250% due 03/15/2013		$15,000	15,169

Hanson Ltd.
6.125% due 08/15/2016		73,000	73,639

Hasbro, Inc.
6.300% due 09/15/2017		8,995	10,035

HCA, Inc.
6.250% due 02/15/2013		8,100	8,282
6.750% due 07/15/2013		9,000	9,225
7.250% due 09/15/2020		7,000	7,525
7.500% due 12/15/2023		3,000	2,835
8.360% due 04/15/2024		2,900	2,856
8.500% due 04/15/2019		7,100	7,952
9.125% due 11/15/2014		14,335	15,141
9.250% due 11/15/2016		36,354	39,444
9.625% due 11/15/2016 (e)		10,000	10,875
9.875% due 02/15/2017		5,225	5,800

Health Management Associates, Inc.
6.125% due 04/15/2016		16,000	16,240

Hewlett-Packard Co.
2.250% due 05/27/2011		1,600	1,621
2.950% due 08/15/2012		35	37
6.500% due 07/01/2012		175	192

Historic TW, Inc.
9.125% due 01/15/2013		12,125	14,157

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HJ Heinz Co.
5.350% due 07/15/2013	$27,500	$30,398

HJ Heinz Finance Co.
6.000% due 03/15/2012	23,000	24,544

Home Depot, Inc.
5.400% due 03/01/2016	3,000	3,422

Honeywell International, Inc.
5.300% due 03/01/2018	20	24
6.125% due 11/01/2011	575	607

Hutchison Whampoa International Ltd.
5.750% due 09/11/2019	6,000	6,687
6.500% due 02/13/2013	8,000	8,817

Hyundai Capital America
3.750% due 04/06/2016 (d)	20,000	19,959

Hyundai Motor Manufacturing
4.500% due 04/15/2015	6,000	6,203

Indian Oil Corp. Ltd.
4.750% due 01/22/2015	5,000	5,322

Indosat Palapa Co. BV
7.375% due 07/29/2020	15,000	16,612

Intelsat Jackson Holdings S.A.
9.500% due 06/15/2016	445	477

Intelsat Subsidiary Holding Co. S.A.
8.875% due 01/15/2015	60	62

Intergen NV
9.000% due 06/30/2017	1,062	1,128

International Business Machines Corp.
5.600% due 11/30/2039	770	889
5.700% due 09/14/2017	27,958	33,445
7.625% due 10/15/2018	170	226

JC Penney Corp., Inc.
9.000% due 08/01/2012	4,900	5,427

Johnson & Johnson
6.950% due 09/01/2029	100	133

Jones Apparel Group, Inc.
5.125% due 11/15/2014	44,170	45,054

Kansas City Southern de Mexico S.A. de C.V.
7.625% due 12/01/2013	3,000	3,120

KazMunaiGaz Finance Sub BV
7.000% due 05/05/2020	50,000	55,375

KB Home
5.750% due 02/01/2014	10,000	9,712
5.875% due 01/15/2015	29,140	27,683
6.250% due 06/15/2015	17,355	16,661

Kellogg Co.
5.125% due 12/03/2012	300	326

Kerr-McGee Corp.
6.875% due 09/15/2011	10,000	10,398
6.950% due 07/01/2024	3,825	4,182

KeySpan Corp.
4.650% due 04/01/2013	6,900	7,323

Kimberly-Clark Corp.
5.000% due 08/15/2013	20	22

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	210	230
5.950% due 02/15/2018	29,370	33,220
6.500% due 09/01/2039	10,145	11,006
6.950% due 01/15/2038	28,330	32,357
7.125% due 03/15/2012	165	177
7.400% due 03/15/2031	220	258

Kohl’s Corp.
6.250% due 12/15/2017	40,500	48,477

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kraft Foods, Inc.
5.625% due 11/01/2011		$48,620	$51,078
6.125% due 02/01/2018		150,880	178,157
6.125% due 08/23/2018		15,000	17,754
6.500% due 08/11/2017		10	12
6.875% due 02/01/2038		57,500	69,963

L-3 Communications Corp.
5.200% due 10/15/2019		8,200	8,879

Lender Processing Services, Inc.
8.125% due 07/01/2016		500	541

Lennar Corp.
5.500% due 09/01/2014		29,500	28,468
5.600% due 05/31/2015		44,986	42,624
5.950% due 10/17/2011		18,000	18,315
5.950% due 03/01/2013		15,800	15,879
6.500% due 04/15/2016		4,000	3,835

Lexmark International, Inc.
5.900% due 06/01/2013		21,470	23,045
6.650% due 06/01/2018		13,000	14,754

Lighthouse International Co. S.A.
8.000% due 04/30/2014	EUR	600	483

Limited Brands, Inc.
5.250% due 11/01/2014		$4,496	4,608
6.125% due 12/01/2012		12,040	12,823
6.900% due 07/15/2017		102,465	109,125
8.500% due 06/15/2019		17,000	19,848

Lockheed Martin Corp.
7.650% due 05/01/2016		4,600	5,846

Loews Corp.
5.250% due 03/15/2016		37,500	42,250

Lowe’s Cos., Inc.
5.000% due 10/15/2015		140	162
5.500% due 10/15/2035		50	54

Lyondell Chemical Co.
8.000% due 11/01/2017		41,800	45,771

Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		82,730	86,660
5.875% due 01/15/2013		21,364	22,753
5.900% due 12/01/2016		15,000	16,050
7.450% due 07/15/2017		22,500	25,256
8.000% due 07/15/2012		12,125	13,398
8.375% due 07/15/2015		51,610	59,352

Manpower, Inc.
4.750% due 06/14/2013	EUR	45,500	64,059

Marathon Oil Corp.
6.000% due 10/01/2017		$40,000	46,618

Marks & Spencer PLC
6.250% due 12/01/2017		2,200	2,399

Marriott International, Inc.
4.625% due 06/15/2012		15,000	15,709
6.375% due 06/15/2017		14,400	16,090

Masco Corp.
4.800% due 06/15/2015		9,000	8,864
5.850% due 03/15/2017		12,020	11,779
5.875% due 07/15/2012		59,000	61,249
6.125% due 10/03/2016		13,200	13,443
7.125% due 08/15/2013		10,000	10,663

Mattel, Inc.
6.125% due 06/15/2011		10,000	10,327

Maytag Corp.
5.000% due 05/15/2015		10,000	10,557

McDonald’s Corp.
5.000% due 02/01/2019		200	232
5.300% due 03/15/2017		125	145

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

McKesson Corp.
5.700% due 03/01/2017		$11,600	$13,530
7.500% due 02/15/2019		8,000	10,119

MDC Holdings, Inc.
5.375% due 12/15/2014		12,000	12,408
7.000% due 12/01/2012		10,000	10,815

MeadWestvaco Corp.
7.375% due 09/01/2019		20,000	22,071

Meccanica Holdings USA
6.250% due 01/15/2040		10,600	10,578

MGM Resorts International
9.000% due 03/15/2020		6,000	6,345
10.375% due 05/15/2014		5,650	6,314

Midcontinent Express Pipeline LLC
5.450% due 09/15/2014		4,100	4,382
6.700% due 09/15/2019		55	60

Motorola, Inc.
5.375% due 11/15/2012		9,100	9,694
6.000% due 11/15/2017		400	447
8.000% due 11/01/2011		9,175	9,746

Motors Liquidation Co.
8.375% due 07/05/2033 (a)	EUR	20,000	8,861

Nabors Industries, Inc.
6.150% due 02/15/2018		$45,700	50,939

Nakilat, Inc.
6.067% due 12/31/2033		2,000	2,215

Nalco Co.
8.875% due 11/15/2013		1,200	1,233

New Albertson’s, Inc.
7.450% due 08/01/2029		800	652
7.500% due 02/15/2011		38,470	39,384

New York Times Co.
5.000% due 03/15/2015		26,930	26,537

Newell Rubbermaid, Inc.
6.250% due 04/15/2018		19,000	21,850

Newfield Exploration Co.
6.625% due 04/15/2016		600	627

Newmont Mining Corp.
6.250% due 10/01/2039		5,000	5,753

Nielsen Finance LLC
10.000% due 08/01/2014		750	792

Noble Group Ltd.
4.875% due 08/05/2015		49,000	50,803
6.750% due 01/29/2020		81,300	87,835
8.500% due 05/30/2013		9,000	10,194

Nokia OYJ
5.375% due 05/15/2019		115	126
6.625% due 05/15/2039		115	131

Nordstrom, Inc.
6.250% due 01/15/2018		42,825	50,075
6.750% due 06/01/2014		2,400	2,817

Norfolk Southern Corp.
5.750% due 04/01/2018		800	938
6.750% due 02/15/2011		150	153

Northwest Airlines 2000-1 Class G Pass Through Trust
7.150% due 04/01/2021		1,638	1,570

Northwest Airlines 2002-1 Class G-1 Pass-Through Trust
1.095% due 05/20/2014		2,367	2,231

Northwest Pipeline GP
7.000% due 06/15/2016		113	137

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Novartis Capital Corp.
4.125% due 02/10/2014		$2,969	$3,245
4.400% due 04/24/2020		45,000	50,064

Novartis Securities Investment Ltd.
5.125% due 02/10/2019		71	82

Nucor Corp.
5.850% due 06/01/2018		13,000	15,339
6.400% due 12/01/2037		600	720

Office Depot, Inc.
6.250% due 08/15/2013		73,035	72,487

ONEOK Partners LP
6.150% due 10/01/2016		10,000	11,581
6.850% due 10/15/2037		31,800	36,738

OPTI Canada, Inc.
8.250% due 12/15/2014		700	536

Oracle Corp.
4.950% due 04/15/2013		15,030	16,570
5.000% due 01/15/2011		230	233
5.750% due 04/15/2018		19,335	23,026
6.500% due 04/15/2038		10,300	12,840

Owens-Brockway Glass Container, Inc.
7.375% due 05/15/2016		825	892

Packaging Corp. of America
5.750% due 08/01/2013		10,000	10,821

Pactiv Corp.
8.125% due 06/15/2017		9,800	9,623

Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	10,600	14,453
5.750% due 03/01/2018		$16,900	18,604
6.250% due 08/05/2013	EUR	1,200	1,779
6.375% due 08/05/2016		1,300	1,967
7.500% due 12/18/2013	GBP	2,260	3,989
9.125% due 10/13/2010		$25	25

PepsiCo, Inc.
7.000% due 03/01/2029		100	132
7.900% due 11/01/2018		700	934

Petrobras International Finance Co.
5.750% due 01/20/2020		130,000	144,545
6.875% due 01/20/2040		50,000	57,479
7.875% due 03/15/2019		63,930	80,037
8.375% due 12/10/2018		5,025	6,316

Petroleos Mexicanos
4.875% due 03/15/2015		700	759
5.500% due 01/09/2017	EUR	3,200	4,629
5.500% due 01/21/2021		$21,200	22,684
8.000% due 05/03/2019		22,800	28,386

Petronas Capital Ltd.
7.875% due 05/22/2022		160	219

Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		205	217

Pfizer, Inc.
4.450% due 03/15/2012		250	263
4.650% due 03/01/2018		150	169
7.200% due 03/15/2039		40	55

Pharmacia Corp.
6.750% due 12/15/2027		5,000	6,230

Philip Morris International, Inc.
4.875% due 05/16/2013		62,800	68,998
5.650% due 05/16/2018		26,700	31,310
6.375% due 05/16/2038		34,800	43,042

Pioneer Natural Resources Co.
5.875% due 07/15/2016		27,835	28,899

Pitney Bowes, Inc.
4.750% due 01/15/2016		15,000	15,922

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Plains All American Pipeline LP
5.625% due 12/15/2013	$10,000	$10,945
6.125% due 01/15/2017	25	28

PPG Industries, Inc.
6.650% due 03/15/2018	23,500	28,515

Praxair, Inc.
6.375% due 04/01/2012	200	217

President and Fellows of Harvard College
6.000% due 01/15/2019	54,800	66,567
6.500% due 01/15/2039	47,300	61,209

Pride International, Inc.
6.875% due 08/15/2020	18,500	20,234
7.875% due 08/15/2040	6,100	6,763

Princeton University
4.950% due 03/01/2019	6,800	7,809
5.700% due 03/01/2039	10,000	11,868

Pulte Group, Inc.
5.250% due 01/15/2014	35,000	35,262
6.250% due 02/15/2013	10,000	10,550
7.625% due 10/15/2017	2,500	2,612
7.875% due 08/01/2011	14,404	14,908
8.125% due 03/01/2011	9,000	9,214

Quest Diagnostics, Inc.
5.450% due 11/01/2015	1,900	2,143

RadioShack Corp.
7.375% due 05/15/2011	45,151	46,957

Rexam PLC
6.750% due 06/01/2013	16,500	17,909

Reynolds American, Inc.
0.992% due 06/15/2011	70,700	70,794
6.750% due 06/15/2017	10,900	12,278
7.250% due 06/01/2012	46,540	50,350
7.250% due 06/01/2013	94,600	106,351
7.250% due 06/15/2037	1,100	1,158
7.625% due 06/01/2016	12,850	15,099
7.750% due 06/01/2018	8,100	9,619

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	7,836	8,701

Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013	500	558
6.500% due 07/15/2018	150	181
7.125% due 07/15/2028	60	76
8.950% due 05/01/2014	65	80
9.000% due 05/01/2019	110	154

Roche Holdings, Inc.
6.000% due 03/01/2019	94,678	114,894
7.000% due 03/01/2039	297,873	400,900

Rockies Express Pipeline LLC
6.875% due 04/15/2040	8,257	8,164

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	800	822

Rogers Communications, Inc.
6.375% due 03/01/2014	60	69
6.800% due 08/15/2018	100	124

Rohm and Haas Co.
6.000% due 09/15/2017	140,190	156,744
7.850% due 07/15/2029	4,700	5,253

Royal Caribbean Cruises Ltd.
8.750% due 02/02/2011	100	103

RPM International, Inc.
6.500% due 02/15/2018	26,800	30,117

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RR Donnelley & Sons Co.
4.950% due 04/01/2014	$800	$831
5.625% due 01/15/2012	40,078	41,059
6.125% due 01/15/2017	10,900	11,431
8.600% due 08/15/2016	25,000	29,145
11.250% due 02/01/2019	25,600	32,287

Ryder System, Inc.
6.000% due 03/01/2013	18,690	20,232

Ryland Group, Inc.
5.375% due 01/15/2015	9,000	8,955
6.625% due 05/01/2020	10,000	9,725
8.400% due 05/15/2017	28,000	30,380

SABMiller PLC
5.500% due 08/15/2013	38,300	42,149
6.500% due 07/01/2016	1,900	2,289

SandRidge Energy, Inc.
8.625% due 04/01/2015 (e)	13,025	13,090

Sanmina-SCI Corp.
8.125% due 03/01/2016	300	309

SBA Tower Trust
5.101% due 04/15/2017	2,200	2,386

SCA Finans AB
4.500% due 07/15/2015	5,250	5,645

Seagate Technology HDD Holdings
6.375% due 10/01/2011	39,045	40,412

Sealed Air Corp.
5.625% due 07/15/2013	9,250	9,881

Shell International Finance BV
4.300% due 09/22/2019	500	549
5.500% due 03/25/2040	112,100	128,788

Sheraton Holding Corp.
7.375% due 11/15/2015	5,000	5,512

Siemens Financieringsmaatschappij NV
5.500% due 02/16/2012	700	742
5.750% due 10/17/2016	21,100	24,886
6.125% due 08/17/2026	10,800	12,727

Snap-On, Inc.
6.125% due 09/01/2021	67,000	75,406

Sonat, Inc.
7.625% due 07/15/2011	25,510	26,573

Southern Natural Gas Co.
5.900% due 04/01/2017	5,000	5,513
8.000% due 03/01/2032	500	589

Southwest Airlines Co.
5.125% due 03/01/2017	3,200	3,366

Southwestern Energy Co.
7.500% due 02/01/2018	500	568

Spectra Energy Capital LLC
5.500% due 03/01/2014	23,850	26,054
6.200% due 04/15/2018	8,400	9,839

Staples, Inc.
9.750% due 01/15/2014	18,000	22,308

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	35,271	37,696
7.875% due 05/01/2012	35,500	38,251
7.875% due 10/15/2014	43,700	49,162

Steel Dynamics, Inc.
7.375% due 11/01/2012	800	859

Suncor Energy, Inc.
6.100% due 06/01/2018	1,900	2,227
6.850% due 06/01/2039	1,600	1,924

SunGard Data Systems, Inc.
9.125% due 08/15/2013	3,100	3,181
10.250% due 08/15/2015	9,000	9,518

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SUPERVALU, Inc.
8.000% due 05/01/2016	$1,950	$1,974

Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	6,210	6,439

Target Corp.
5.125% due 01/15/2013	2,000	2,185
5.375% due 05/01/2017	40	47
5.875% due 03/01/2012	245	262
6.000% due 01/15/2018	200	242
6.500% due 10/15/2037	5,270	6,475
7.000% due 01/15/2038	152,500	197,327

Tate & Lyle International Finance PLC
5.000% due 11/15/2014	12,000	12,742

TCI Communications, Inc.
8.750% due 08/01/2015	5	6

Teck Resources Ltd.
9.750% due 05/15/2014	5,571	6,875

Temple-Inland, Inc.
6.625% due 01/15/2016	5,000	5,309
6.875% due 01/15/2018	15,430	16,541
7.875% due 05/01/2012	5,500	5,910

Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	15,525	17,046
7.500% due 04/01/2017	2,500	2,943
8.000% due 02/01/2016	500	598
8.375% due 06/15/2032	4,400	5,350

Time Warner Cable, Inc.
5.400% due 07/02/2012	9,469	10,148
6.200% due 07/01/2013	730	823
6.550% due 05/01/2037	215	243
6.750% due 07/01/2018	155	185
8.250% due 02/14/2014	20	24
8.250% due 04/01/2019	425	550
8.750% due 02/14/2019	175	231

Time Warner, Inc.
5.875% due 11/15/2016	2,000	2,333
6.500% due 11/15/2036	20,000	22,497
6.875% due 05/01/2012	350	382
7.625% due 04/15/2031	970	1,206
7.700% due 05/01/2032	115	144

Toll Brothers Finance Corp.
5.150% due 05/15/2015	10,000	10,120
5.950% due 09/15/2013	10,000	10,529
6.750% due 11/01/2019	10,000	10,366
8.910% due 10/15/2017	77,650	90,503

Total Capital S.A.
4.450% due 06/24/2020	72,100	79,044

TransCanada Pipelines Ltd.
6.500% due 08/15/2018	400	490
7.125% due 01/15/2019	35,124	44,568
7.250% due 08/15/2038	110	141
7.625% due 01/15/2039	39,682	53,083

Transocean, Inc.
4.950% due 11/15/2015	223,600	232,850
6.000% due 03/15/2018	3,000	3,195
6.625% due 04/15/2011	5,330	5,471

Tyco Electronics Group S.A.
6.000% due 10/01/2012	6,700	7,248
6.550% due 10/01/2017	9,300	10,892

Tyson Foods, Inc.
7.350% due 04/01/2016	18,908	21,012
10.500% due 03/01/2014	43,500	52,581

UAL 1991 Equipment Trust AB
10.850% due 02/19/2015 (a)	2,101	982

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UAL 1991 Pass-Through Trust AB
9.200% due 03/29/2049 (a)	$1,805	$884
10.020% due 03/22/2014 (a)	6,914	2,869
10.125% due 03/22/2015 (a)	9,494	3,774

UAL 2009-1 Pass-Through Trust
10.400% due 05/01/2018	53,258	59,382

UAL Pass-Through Trust Series 2000-1
8.030% due 01/01/2013 (a)	465	571

Unilever Capital Corp.
7.125% due 11/01/2010	100	100

Union Pacific Corp.
5.450% due 01/31/2013	13,475	14,739
5.700% due 08/15/2018	3,300	3,854
6.125% due 02/15/2020	40,000	48,158

Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698% due 01/02/2024	128	134

United Technologies Corp.
5.375% due 12/15/2017	20	24
6.100% due 05/15/2012	150	162

UnitedHealth Group, Inc.
1.718% due 02/07/2011	20,700	20,797
4.875% due 02/15/2013	44,500	47,860
4.875% due 04/01/2013	175	189
6.000% due 02/15/2018	110,600	129,304
6.875% due 02/15/2038	7,500	9,004

Universal Corp.
5.000% due 09/01/2011	10,000	10,210
6.250% due 12/01/2014	33,000	36,504

Universal Health Services, Inc.
7.125% due 06/30/2016	17,575	18,935

Urbi Desarrollos Urbanos SAB de C.V.
8.500% due 04/19/2016	1,500	1,609
9.500% due 01/21/2020	8,900	10,168

UST LLC
5.750% due 03/01/2018	52,665	56,987

Vale Overseas Ltd.
4.625% due 09/15/2020	22,800	23,659
6.250% due 01/23/2017	39,835	45,692
6.875% due 11/21/2036	39,878	45,647
6.875% due 11/10/2039	81,800	94,136
8.250% due 01/17/2034	2,565	3,277

Valero Energy Corp.
6.625% due 06/15/2037	25	25
9.375% due 03/15/2019	15,000	19,185

Viacom, Inc.
6.250% due 04/30/2016	9,300	10,925
6.875% due 04/30/2036	145	171

Videotron Ltee
9.125% due 04/15/2018	1,850	2,090

Vivendi S.A.
5.750% due 04/04/2013	145,000	157,959
6.625% due 04/04/2018	167,700	194,865

Walgreen Co.
5.250% due 01/15/2019	20	23

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	3,300	3,584
4.550% due 05/01/2013	100	110
5.250% due 09/01/2035	60	65
5.800% due 02/15/2018	48,900	58,917
6.200% due 04/15/2038	22,800	27,588
6.500% due 08/15/2037	38,450	48,154

Walt Disney Co.
6.000% due 07/17/2017	70	86

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Waste Management, Inc.
5.000% due 03/15/2014	$7,650	$8,424
6.100% due 03/15/2018	1,800	2,094
7.125% due 12/15/2017	1,800	2,207
7.375% due 03/11/2019	12,000	15,065

Weatherford International, Inc.
5.950% due 06/15/2012	15,600	16,734

WellPoint Health Networks, Inc.
6.375% due 01/15/2012	10,360	11,035

WellPoint, Inc.
5.000% due 01/15/2011	11,000	11,129

Wesfarmers Ltd.
6.998% due 04/10/2013	48,200	53,688

Westvaco Corp.
7.950% due 02/15/2031	22,000	23,814

Weyerhaeuser Co.
6.750% due 03/15/2012	24,500	25,858
7.375% due 10/01/2019	38,500	42,178
7.375% due 03/15/2032	94,414	96,412
8.500% due 01/15/2025	5,245	5,773

Whirlpool Corp.
5.500% due 03/01/2013	10,300	11,058
6.125% due 06/15/2011	12,000	12,418
6.500% due 06/15/2016	5,000	5,722
7.750% due 07/15/2016	11,000	13,475
8.000% due 05/01/2012	600	654

Williams Cos., Inc.
2.533% due 10/01/2010	720	720

Windstream Corp.
8.125% due 08/01/2013	5,000	5,450
8.625% due 08/01/2016	3,300	3,506

WM Wrigley Jr. Co.
1.664% due 06/28/2011	18,250	18,262
2.450% due 06/28/2012	5,000	5,048
3.050% due 06/28/2013	6,250	6,429

WMG Acquisition Corp.
9.500% due 06/15/2016	1,020	1,096

Wyeth
5.500% due 03/15/2013	10,000	11,079
5.500% due 02/01/2014	25	28
5.500% due 02/15/2016	850	996
5.950% due 04/01/2037	250	296
7.250% due 03/01/2023	250	329

Wynn Las Vegas LLC
7.750% due 08/15/2020	4,000	4,240

Xerox Corp.
6.875% due 08/15/2011	100	105

Xstrata Canada Corp.
6.000% due 10/15/2015	110	123

XTO Energy, Inc.
4.900% due 02/01/2014	240	269
5.300% due 06/30/2015	300	350
5.500% due 06/15/2018	115	138

Yum! Brands, Inc.
6.250% due 03/15/2018	2,000	2,390

		13,043,096

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UTILITIES 1.6%

AES Corp.
7.750% due 03/01/2014		$2,515	$2,704
8.000% due 10/15/2017		2,000	2,170
8.750% due 05/15/2013		834	849
8.875% due 02/15/2011		1,600	1,648
9.750% due 04/15/2016		825	953

AES Red Oak LLC
8.540% due 11/30/2019		7,271	7,507

Alabama Power Co.
5.500% due 10/15/2017		250	289

Alltel Corp.
7.000% due 07/01/2012		10,759	11,841

Appalachian Power Co.
4.950% due 02/01/2015		25	28
5.650% due 08/15/2012		150	161

AT&T Corp.
7.300% due 11/15/2011		2,715	2,909
8.000% due 11/15/2031		350	470

AT&T Mobility LLC
6.500% due 12/15/2011		80	85

AT&T, Inc.
4.950% due 01/15/2013		176,990	192,441
5.100% due 09/15/2014		1,510	1,697
5.350% due 09/01/2040		739	745
5.500% due 02/01/2018		195,000	226,491
5.625% due 06/15/2016		25	29
5.800% due 02/15/2019		335	400
6.300% due 01/15/2038		123,240	139,638
6.400% due 05/15/2038		75	86
6.450% due 06/15/2034		100	113
6.500% due 09/01/2037		309,500	359,200
6.550% due 02/15/2039		50	58
6.700% due 11/15/2013		100	116

Baltimore Gas & Electric Co.
6.125% due 07/01/2013		30	34

BellSouth Corp.
4.295% due 04/26/2021		25,800	26,322
5.200% due 09/15/2014		27,800	31,298
6.550% due 06/15/2034		20,000	22,432

Berry Petroleum Co.
10.250% due 06/01/2014		350	396

BP Capital Markets PLC
2.375% due 12/14/2011		2,730	2,742
2.750% due 06/14/2011	CHF	10,800	11,049
3.125% due 03/10/2012		$20,400	20,809
4.750% due 11/10/2010		2,141	2,144

British Telecommunications PLC
5.150% due 01/15/2013		450	481
9.375% due 12/15/2010		16,138	16,394

Calpine Construction Finance Co. LP and CCFC

Finance Corp.
8.000% due 06/01/2016		18,000	19,350

Carolina Power & Light Co.
6.500% due 07/15/2012		275	301

CenterPoint Energy, Inc.
5.950% due 02/01/2017		7,800	8,784

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		35,700	42,304
7.750% due 11/30/2015		1,300	1,554

CenturyLink, Inc.
6.000% due 04/01/2017		8,400	8,816
6.150% due 09/15/2019		4,000	4,098
7.600% due 09/15/2039		8,600	8,437

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	$9,000	$10,006

CMS Energy Corp.
8.500% due 04/15/2011	75	78

Consolidated Edison Co. of New York, Inc.
5.375% due 12/15/2015	100	117
5.850% due 04/01/2018	105,540	125,238
6.750% due 04/01/2038	90,000	115,568
7.125% due 12/01/2018	335	432

Consolidated Natural Gas Co.
6.250% due 11/01/2011	15,880	16,750

Constellation Energy Group, Inc.
4.550% due 06/15/2015	3,000	3,226

Cricket Communications, Inc.
9.375% due 11/01/2014	900	936

Deutsche Telekom International Finance BV
6.750% due 08/20/2018	32,190	39,474
8.750% due 06/15/2030	2,870	4,029

Dominion Resources, Inc.
5.200% due 01/15/2016	15,300	17,472
5.250% due 08/01/2033	70	81
5.700% due 09/17/2012	100	109
6.400% due 06/15/2018	22,000	26,861
7.000% due 06/15/2038	25	32

Duke Energy Carolinas LLC
5.100% due 04/15/2018	14,050	16,133
5.625% due 11/30/2012	5,100	5,579
5.750% due 11/15/2013	290	330

Duke Energy Corp.
6.300% due 02/01/2014	267	305

Duke Energy Ohio, Inc.
5.700% due 09/15/2012	135	147

E.ON International Finance BV
6.650% due 04/30/2038	1,100	1,422

EDF S.A.
4.600% due 01/27/2020	95,900	104,663
5.500% due 01/26/2014	168,600	190,429
5.600% due 01/27/2040	80,000	89,126
6.500% due 01/26/2019	170,190	208,170
6.950% due 01/26/2039	164,850	215,822

El Paso Performance-Linked Trust
7.750% due 07/15/2011	76,685	79,771

Embarq Corp.
6.738% due 06/01/2013	300	329
7.082% due 06/01/2016	96,169	107,044
7.995% due 06/01/2036	300	320

Enel Finance International S.A.
5.125% due 10/07/2019	235	250
5.700% due 01/15/2013	300	324
6.250% due 09/15/2017	2,400	2,726
6.800% due 09/15/2037	1,700	1,926

Entergy Gulf States, Inc.
5.250% due 08/01/2015	184	184
5.700% due 06/01/2015	10	10

FirstEnergy Corp.
6.450% due 11/15/2011	607	636

FirstEnergy Solutions Corp.
6.800% due 08/15/2039	115	116

Florida Power & Light Co.
5.850% due 02/01/2033	2,000	2,296

Florida Power Corp.
5.650% due 06/15/2018	70	83

FPL Group Capital, Inc.
7.875% due 12/15/2015	8,000	9,982

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund  (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

France Telecom S.A.
2.125% due 09/16/2015	$15,000	$15,127
4.375% due 07/08/2014	1,300	1,435
7.750% due 03/01/2011	10,105	10,403
8.500% due 03/01/2031	490	711

Frontier Communications Corp.
6.250% due 01/15/2013	10,000	10,525
7.125% due 03/15/2019	1,925	1,983
8.250% due 05/01/2014	500	552

GTE Corp.
6.940% due 04/15/2028	50	58

Gulf Power Co.
5.300% due 12/01/2016	40	46

Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019	150	150

Indiana Michigan Power Co.
5.650% due 12/01/2015	425	480

Integrys Energy Group, Inc.
6.110% due 12/01/2066	375	345

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	200	212

Jersey Central Power & Light Co.
7.350% due 02/01/2019	52	65

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	138,028	140,444
5.700% due 01/05/2016	15,300	15,855

Kinder Morgan, Inc.
6.500% due 09/01/2012	4,250	4,521

Koninklijke KPN NV
8.000% due 10/01/2010	21,284	21,284

Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	5,700	6,400

KT Corp.
4.875% due 07/15/2015	100	108

Majapahit Holding BV
7.250% due 10/17/2011	15,000	15,843
7.750% due 01/20/2020	5,400	6,507
8.000% due 08/07/2019	3,000	3,645

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	1,000	1,052

MidAmerican Energy Co.
4.650% due 10/01/2014	100	112

MidAmerican Energy Holdings Co.
5.750% due 04/01/2018	65	76
6.125% due 04/01/2036	44,325	50,869

Midwest Generation LLC
8.560% due 01/02/2016	1,319	1,304

Monongahela Power Co.
7.950% due 12/15/2013	13,000	15,289

National Grid PLC
6.300% due 08/01/2016	4,500	5,321

Nevada Power Co.
6.750% due 07/01/2037	500	610
7.125% due 03/15/2019	165	205

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	59,100	60,870
8.125% due 05/01/2012	1,051	1,168

NGPL PipeCo LLC
6.514% due 12/15/2012	201,330	214,229
7.119% due 12/15/2017	58,640	63,715

Northwestern Bell Telephone
7.750% due 05/01/2030	19,625	20,140

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NRG Energy, Inc.
7.375% due 01/15/2017	$11,700	$12,022
8.250% due 09/01/2020	48,000	49,740
8.500% due 06/15/2019	20	21

NV Energy, Inc.
6.750% due 08/15/2017	10	10

Ohio Edison Co.
5.450% due 05/01/2015	350	392

Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	109	134

Pacific Gas & Electric Co.
5.800% due 03/01/2037	525	585
8.250% due 10/15/2018	470	625

PacifiCorp
5.500% due 01/15/2019	75	88

Peco Energy Co.
5.950% due 10/01/2036	50	59

Penn Virginia Corp.
10.375% due 06/15/2016	400	440

PPL Capital Funding, Inc.
6.700% due 03/30/2067	2,008	1,910

PPL Energy Supply LLC
5.700% due 10/15/2035	5,000	5,669
6.300% due 07/15/2013	10,000	11,139
6.400% due 11/01/2011	11,000	11,614

Progress Energy, Inc.
7.050% due 03/15/2019	17,500	21,727
7.100% due 03/01/2011	1,623	1,664
7.750% due 03/01/2031	520	688

PSEG Power LLC
5.000% due 04/01/2014	10,425	11,483
5.320% due 09/15/2016	2,305	2,584
5.500% due 12/01/2015	8,000	9,040
6.950% due 06/01/2012	172	189
7.750% due 04/15/2011	2,979	3,090

Public Service Electric & Gas Co.
5.700% due 12/01/2036	50	57

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	17,800	18,200

Qwest Corp.
3.542% due 06/15/2013	22,820	23,961
6.500% due 06/01/2017	300	329
7.500% due 10/01/2014	1,700	1,930
7.625% due 06/15/2015	2,450	2,805
7.875% due 09/01/2011	7,135	7,572
8.875% due 03/15/2012	47,175	51,892

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	66,942	72,528

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	500	551
5.832% due 09/30/2016	12,223	13,359
5.838% due 09/30/2027	45,300	50,700
6.332% due 09/30/2027	7,000	7,974
6.750% due 09/30/2019	11,400	13,592

Sempra Energy
9.800% due 02/15/2019	15,000	20,942

Southern California Edison Co.
5.500% due 08/15/2018	25	30

Southern California Gas Co.
4.375% due 01/15/2011	70	71
5.750% due 11/15/2035	75	88

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sprint Capital Corp.
6.900% due 05/01/2019	$2,700	$2,727
7.625% due 01/30/2011	3,770	3,841
8.375% due 03/15/2012	19,250	20,694

Sprint Nextel Corp.
6.000% due 12/01/2016	4,500	4,466

Telecom Italia Capital S.A.
0.946% due 02/01/2011	3,310	3,305
1.135% due 07/18/2011	4,325	4,310
4.875% due 10/01/2010	15,912	15,912
5.250% due 11/15/2013	119	128
5.250% due 10/01/2015	35	38
6.000% due 09/30/2034	122	115
6.999% due 06/04/2018	15,030	17,289

Telefonica Emisiones SAU
5.855% due 02/04/2013	114	124
5.877% due 07/15/2019	20	23
6.221% due 07/03/2017	200	234
6.421% due 06/20/2016	196	230
7.045% due 06/20/2036	75	90

TELUS Corp.
8.000% due 06/01/2011	4,853	5,082

Tenaska Alabama Partners LP
7.000% due 06/30/2021	81	82

Verizon Communications, Inc.
5.250% due 04/15/2013	18,310	20,218
5.500% due 04/01/2017	1,735	1,990
5.550% due 02/15/2016	1,900	2,202
5.850% due 09/15/2035	615	665
6.100% due 04/15/2018	65,115	77,543
6.900% due 04/15/2038	14,955	18,237
8.750% due 11/01/2018	1,014	1,382

Verizon Global Funding Corp.
6.875% due 06/15/2012	150	165
7.375% due 09/01/2012	235	263
7.750% due 12/01/2030	9,570	12,388

Verizon New England, Inc.
6.500% due 09/15/2011	300	315

Verizon New Jersey, Inc.
5.875% due 01/17/2012	865	916

Verizon Virginia, Inc.
4.625% due 03/15/2013	500	536

Verizon Wireless Capital LLC
2.945% due 05/20/2011	64,400	65,484
3.750% due 05/20/2011	6,400	6,528
5.250% due 02/01/2012	33,400	35,377
5.550% due 02/01/2014	1,262	1,429
8.500% due 11/15/2018	340	464

Virgin Media Finance PLC
9.500% due 08/15/2016	800	908

Virginia Electric and Power Co.
5.400% due 04/30/2018	7,230	8,443
6.350% due 11/30/2037	25,500	31,304
8.875% due 11/15/2038	65	99

Vodafone Group PLC
0.584% due 02/27/2012	40,000	40,063
0.632% due 06/15/2011	75	75
5.450% due 06/10/2019	425	493
5.625% due 02/27/2017	353	404
5.750% due 03/15/2016	545	625
6.150% due 02/27/2037	105	123

		4,109,387

Total Corporate Bonds & Notes (Cost $62,447,299)		68,585,662

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%

Affiliated Managers Group, Inc.
3.950% due 08/15/2038	$4,000	$4,070

National City Corp.
4.000% due 02/01/2011	43,800	44,402

ProLogis
2.250% due 04/01/2037	10,500	10,211

U.S. Bancorp
0.000% due 12/11/2035	10,000	9,982
0.000% due 09/20/2036	85	80

		68,745

INDUSTRIALS 0.1%

Amgen, Inc.
0.125% due 02/01/2011	79,238	79,337

Host Hotels & Resorts LP
2.625% due 04/15/2027	44,500	43,610

LifePoint Hospitals, Inc.
3.500% due 05/15/2014	1,000	1,000

Medtronic, Inc.
1.500% due 04/15/2011	20,400	20,528

Transocean, Inc.
1.500% due 12/15/2037	128,200	125,820
1.625% due 12/15/2037	21,400	21,346

		291,641

Total Convertible Bonds & Notes (Cost $350,924)		360,386

MUNICIPAL BONDS & NOTES 2.9%

ALABAMA 0.0%

Huntsville-Redstone Village, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 01/01/2043	1,600	1,303

ARIZONA 0.0%

Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	6,500	5,283

Arizona State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
14.057% due 01/01/2032	4,815	6,418
19.246% due 01/01/2031	3,700	5,674

Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
8.570% due 01/01/2032	500	521

Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037	1,260	1,033
5.500% due 07/01/2037	5,000	4,398

University of Arizona Revenue Bonds, Series 2010
6.423% due 08/01/2035	10,000	10,287

		33,614

ARKANSAS 0.0%

Arkansas State Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2046	7,000	1,064

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CALIFORNIA 1.0%

Alameda County, California Unified School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2024	$3,500	$1,759
0.000% due 08/01/2025	3,000	1,418

Alameda, California Corridor Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2004
0.000% due 10/01/2016	9,610	7,213

Alameda, California Corridor Transportation Authority Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	117

Bell, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.480% due 08/01/2019	525	459

Burbank, California Revenue Bonds, Series 2010
6.323% due 06/01/2040	25,000	26,904

California State ABC Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2000
0.000% due 08/01/2023	2,000	1,042

California State Bay Area Toll Authority Revenue Bonds, Series 2009
6.263% due 04/01/2049	100,235	111,980

California State Bay Area Toll Authority Revenue Bonds, Series 2010
6.918% due 04/01/2040	30,585	33,176
7.043% due 04/01/2050	170,000	187,439

California State Calleguas-Las Virgenes Public Financing Authority Revenue Bonds, Series 2010
5.944% due 07/01/2040	6,710	7,203

California State Ceres Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2027	2,300	838
0.000% due 08/01/2028	2,825	967
0.000% due 08/01/2029	2,940	939

California State Chino Valley Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
0.000% due 08/01/2023	300	157

California State East Side Union High School District General Obligation Bonds, (XLCA Insured), Series 2005
0.000% due 08/01/2021	1,985	1,135
0.000% due 08/01/2022	1,490	799

California State Educational Facilities Authority Revenue Bonds, (NPFGC Insured), Series 2001
0.000% due 10/01/2034	5,930	1,267

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	74,850	80,655
7.500% due 04/01/2034	70,200	76,446
7.550% due 04/01/2039	99,037	107,803

California State General Obligation Bonds, Series 2010
7.625% due 03/01/2040	100	110
7.950% due 03/01/2036	11,500	12,341

California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	50	54
5.950% due 04/01/2016	3,200	3,521

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
6.486% due 05/15/2049	$68,100	$74,724

California State Las Virgenes Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 09/01/2026	6,140	2,714

California State Lee Lake Water District Community Facilities District No. 2 Special Tax Bonds, Series 2002
6.125% due 09/01/2032	825	820

California State Municipal Finance Authority Revenue Bonds, Series 2008
7.000% due 10/01/2039	500	500

California State Northern Power Agency Revenue Bonds, Series 2010
7.311% due 06/01/2040	71,000	78,623

California State Public Works Board Revenue Bonds, Series 2010
7.004% due 03/01/2035	63,220	66,612
7.804% due 03/01/2035	12,955	13,803
8.000% due 03/01/2035	7,070	7,348

California State Southern Mono Health Care District General Obligation Bonds, (NPFGC Insured), Series 2002
0.000% due 08/01/2026	1,800	702

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	2,685	2,705
5.750% due 06/01/2029	3,000	3,004
6.000% due 06/01/2035	10,000	8,940
6.125% due 06/01/2038	2,000	1,798
6.125% due 06/01/2043	2,000	1,625

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (g)	15,000	12,880
0.000% due 06/01/2033	10,540	1,453

California State University Revenue Bonds, Series 2010
6.434% due 11/01/2030	15,500	16,913

California State William S. Hart Joint School Financing Authority Revenue Bonds, Series 2004
5.625% due 09/01/2034	1,500	1,502

California Statewide Communities Development Authority Revenue Bonds, Series 2000
6.750% due 10/01/2030	3,000	3,020

California Statewide Communities Development Authority Revenue Bonds, Series 2001
6.625% due 11/01/2031	3,990	3,631

California Statewide Communities Development Authority Revenue Bonds, Series 2003
7.250% due 10/01/2033	2,500	2,506

California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.125% due 07/15/2031	2,500	2,209
5.250% due 07/01/2042	1,250	982
5.500% due 11/01/2038	2,750	2,359

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	17,820

Chula Vista, California Community Facilities District Special Tax Bonds, Series 2005
5.250% due 09/01/2030	1,940	1,667

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Clovis, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2023	$2,000	$	1,089
0.000% due 08/01/2025	3,535		1,712
0.000% due 08/01/2027	2,500		1,056

Compton, California Community Redevelopment Agency Tax Allocation Bonds, Series 2010
7.740% due 08/01/2024	1,305		1,333

Contra Costa, California Community College District General Obligation Bonds, Series 2010
6.504% due 08/01/2034	35,000		38,286

Covina-Valley, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
0.000% due 06/01/2025	3,130		1,409

Empire Union, California School District Special Tax Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2030	1,560		466
0.000% due 10/01/2032	1,265		323

Escondido, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027	1,000		416

Eureka, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027	2,440		921

Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1999
0.000% due 01/15/2033	5,000		1,061
0.000% due 01/15/2034	5,000		959

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	20,200		19,505
5.000% due 06/01/2038	45,000		43,049

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (g)	7,000		4,509
5.000% due 06/01/2033	25,700		20,241
5.125% due 06/01/2047	37,000		25,333
5.750% due 06/01/2047	67,100		50,842

Jurupa, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 05/01/2027	1,900		721

Kings Canyon, California Joint Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2027	2,450		947

Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.600% due 08/01/2042	32,375		35,758
6.680% due 08/01/2036	12,625		13,744
6.750% due 08/01/2049	120,755		135,203

Los Angeles, California Department of Airports Revenue Bonds, Series 2009
6.582% due 05/15/2039	10,875		12,127

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
6.008% due 07/01/2039	58,000		62,996

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2010
5.516% due 07/01/2027	50,000		50,630
6.166% due 07/01/2040	39,690		40,459

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles, California Department of Water & Power Revenue Notes, (FSA Insured), Series 2005
17.928% due 07/01/2013	$12,500	$14,702

Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.750% due 07/01/2034	71,985	72,791
5.755% due 07/01/2029	2,500	2,560

Los Angeles, California Unified School District General Obligation Bonds, Series 2010
5.981% due 05/01/2027	69,400	73,854
6.758% due 07/01/2034	69,300	78,664

Manhattan Beach, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2001
0.000% due 09/01/2025	1,000	474

Manteca, California Unified School District Special Tax Bonds, (NPFGC Insured), Series 2001
0.000% due 09/01/2025	2,365	942

Montclair, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2001
5.300% due 10/01/2030	5,820	5,646

Montebello, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2024	1,485	712

Montebello, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,500	714
0.000% due 08/01/2025	2,830	1,263
0.000% due 08/01/2027	2,775	1,073

Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	4,585	3,773

Newark, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026	3,245	1,407

Northern California State Tobacco Securitization Authority Revenue Bonds, Series 2005
5.400% due 06/01/2027	10,000	9,474

Orange County, California Sanitation District Revenue Bonds, Series 2010
5.580% due 02/01/2040	29,530	30,075

Palmdale, California Community Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2030	1,230	426
0.000% due 12/01/2031	1,230	406
0.000% due 12/01/2032	1,225	379

Paramount, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 09/01/2023	1,750	907

Placer County, California Union High School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2033	10,150	2,582

Riverside, California Revenue Bonds, Series 2009
7.000% due 08/01/2029	20,000	21,871
7.200% due 08/01/2039	35,000	40,172

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rocklin, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2023	$2,610	$1,403
0.000% due 08/01/2024	5,000	2,530
0.000% due 08/01/2025	4,000	1,904
0.000% due 08/01/2026	4,000	1,775
0.000% due 08/01/2027	4,500	1,857

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2010
6.325% due 08/01/2040	10,000	10,937

Sacramento, California Financing Authority Revenue Bonds, Series 1999
6.250% due 09/01/2023	4,905	4,888

Salinas, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
0.000% due 10/01/2023	885	450

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2010
6.628% due 07/01/2040 (d)	35,000	35,618

San Diego County, California Water Authority Revenue Bonds, Series 2010
6.138% due 05/01/2049	50,000	55,552

San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2010
7.625% due 09/01/2030	7,000	7,069
7.750% due 09/01/2040	5,000	5,020

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	51,880	41,072

San Francisco, California City & County Public Utilities Commission Revenue Bonds, Series 2010
6.000% due 11/01/2040	10,000	10,467

San Francisco, California City & County Revenue Bonds, Series 2010
5.500% due 10/01/2029	9,180	9,148
5.600% due 10/01/2030	9,520	9,554
5.820% due 10/01/2040	19,315	19,367

San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 1999
0.000% due 08/01/2023	1,770	953

San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2025	10,895	5,263
0.000% due 08/01/2026	12,215	5,566

San Mateo, California Union High School District General Obligation Bonds, Series 2010
6.733% due 09/01/2034	15,745	16,876

Sanger, California Unified School District Certificates of Participation Bonds, Series 2010
5.250% due 07/01/2027	7,345	6,362

Santa Ana, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2026	2,515	1,058
0.000% due 08/01/2028	3,520	1,279
0.000% due 08/01/2030	2,500	776
0.000% due 08/01/2031	3,780	1,086
0.000% due 08/01/2032	3,770	1,003

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (FSA Insured), Series 2010
7.400% due 09/01/2036	$2,000	$2,109

Santa Monica, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2026	2,000	916
0.000% due 08/01/2027	3,550	1,512

Shasta, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,000	489

Signal Hill, California Redevelopment Agency Tax Allocation Bonds, (NPFGC-FGIC Insured), Series 2006
5.581% due 10/01/2016	170	174

Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	12,200	12,151

Southern California State Metropolitan Water District Revenue Bonds, Series 2009
5.906% due 07/01/2025	9,000	9,703
6.538% due 07/01/2039	40,000	42,903

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	36,040	27,740

Stanislaus County, California Modesto Elementary School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2023	2,615	1,406
0.000% due 08/01/2024	2,705	1,369
0.000% due 05/01/2027	2,000	836

Stanislaus County, California Modesto High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2026	2,150	954

Stockton, California Public Financing Authority Revenue Bonds, Series 2009
7.942% due 10/01/2038	47,000	50,142

Tahoe, California Joint Powers Parking Financing Authority Revenue Bonds, Series 2002
7.000% due 12/01/2027	2,670	2,316

University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	2,000	2,188

University of California Revenue Bonds, Series 2009
5.770% due 05/15/2043	18,700	19,724

University of California Revenue Bonds, Series 2010
5.946% due 05/15/2045	36,000	36,563
6.296% due 05/15/2050	34,000	34,096

Victor, California Elementary School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,125	548
0.000% due 08/01/2026	2,410	1,034

Vista, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026	1,000	447

West Contra Costa, California Unified School District General Obligation Bonds, Series 2009
8.460% due 08/01/2034	20,115	22,555

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Yuba City, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 09/01/2025	$2,110	$926

		2,458,198

COLORADO 0.0%

Aurora, Colorado Single Tree Metropolitan District General Obligation Bonds, Series 2006
5.500% due 11/15/2031	1,000	821

Colorado State E-470 Public Highway Authority Revenue Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2035	20,000	4,361
0.000% due 09/01/2037	15,000	2,879

Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	1,000	889

Colorado State Metro Wastewater Reclamation District Revenue Bonds, Series 2009
5.518% due 04/01/2024	5,000	5,345

		14,295

CONNECTICUT 0.0%

Naugatuck, Connecticut General Obligation Bonds, (FSA-CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	169

DISTRICT OF COLUMBIA 0.1%

District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046	160,000	171,896

FLORIDA 0.0%

Austin Trust Various States General Obligation Bonds, Series 2008
8.760% due 06/01/2032	14,375	15,802

Broward County, Florida Revenue Bonds, Series 2010
5.764% due 10/01/2025	15,000	15,558
6.206% due 10/01/2030	15,000	15,399

Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	3,250	2,758

Florida State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
19.724% due 12/01/2026	2,755	4,768

Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.625% due 07/01/2027	4,720	4,320

Seminole County, Florida Revenue Bonds, Series 2010
6.443% due 10/01/2040	34,600	36,808

		95,413

GEORGIA 0.0%

Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	115,634	122,654

ILLINOIS 0.5%

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 12/01/2031	4,500	1,510

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 12/01/2028	26,000	10,682

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago, Illinois General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 01/01/2037	$32,670	$7,344
0.000% due 01/01/2038	29,145	6,173
0.000% due 01/01/2039	32,670	6,519

Chicago, Illinois General Obligation Bonds, Series 2010
6.257% due 01/01/2040	11,000	11,258

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
8.794% due 01/01/2014	12,465	13,119

Chicago, Illinois Metropolitan Water Reclamation District General Obligation Bonds, Series 2009
5.720% due 12/01/2038	15,000	17,087

Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,600	1,578
6.750% due 12/01/2032	3,456	3,355

Chicago, Illinois Tax Allocation Notes, Series 2004
6.570% due 02/15/2013	2,025	2,025

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	57,820	64,687
6.899% due 12/01/2040	398,840	430,229

Chicago, Illinois Transit Authority Revenue Bonds, Series 2010
6.200% due 12/01/2040	61,200	61,964

Hillside, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	4,170	4,005
7.000% due 01/01/2028	2,740	2,493

Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	1,050	1,001

Illinois State Finance Authority Revenue Bonds, Series 2007
5.500% due 05/15/2037	1,500	1,185
5.750% due 05/15/2031	2,000	1,911
6.000% due 11/15/2037 (a)	1,500	450
7.000% due 12/01/2037 (a)	3,481	453

Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	871

Illinois State General Obligation Bonds, Series 2010
6.630% due 02/01/2035	58,000	57,088
6.725% due 04/01/2035	59,400	59,430
6.900% due 03/01/2035	4,700	4,737

Illinois State General Obligation Notes, Series 2010
2.766% due 01/01/2012	400	404
3.321% due 01/01/2013	4,700	4,782
4.071% due 01/01/2014	113,000	117,165
4.421% due 01/01/2015	102,800	107,237
4.790% due 04/01/2016	16,800	17,575
5.090% due 04/01/2017	25,300	26,465
5.297% due 04/01/2018	27,000	28,025
5.547% due 04/01/2019	9,900	10,347

Illinois State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
19.305% due 06/01/2026	2,315	3,563

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 12/15/2030	$60,000	$19,707
0.000% due 12/15/2032	55,000	15,765
0.000% due 12/15/2033	50,000	13,245
0.000% due 06/15/2038	2,460	486

Illinois State Municipal Electric Agency Revenue Bonds, Series 2009
6.832% due 02/01/2035	34,200	38,396

Illinois State Toll Highway Authority Revenue Bonds, Series 2009
5.851% due 12/01/2034	20,000	20,605
6.184% due 01/01/2034	10,800	11,546

Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
6.625% due 06/01/2037	600	581

		1,207,048

INDIANA 0.0%

Evansville, Indiana Redevelopment Authority Revenue Bonds, Series 2010
6.960% due 02/01/2034	7,630	7,937

Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 2010
6.004% due 01/15/2040	38,000	41,652

Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	3,000	2,861
5.750% due 09/01/2042	2,000	1,910

		54,360

IOWA 0.0%

Iowa State Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045	2,900	1,831

Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	22,500	24,838

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	16,100	13,758
6.500% due 06/01/2023	46,270	42,880

		83,307

KANSAS 0.0%

Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	500	425

LOUISIANA 0.1%

East Baton Rouge, Louisiana Sewerage Commission Revenue Bonds, Series 2010
6.087% due 02/01/2045	80,000	82,969

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	19,464

		102,433

MASSACHUSETTS 0.0%

Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	35,000	37,495

Massachusetts State Water Resources Authority Revenue Bonds, (FSA Insured), Series 2005
9.230% due 08/01/2032	250	261

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southbridge, Massachusetts Associates LLC Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	$30,600	$36,104

		73,860

MICHIGAN 0.0%

East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	755	597

Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (q)	110	104

Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2022	775	656
5.000% due 09/01/2036	1,500	1,082

Michigan State Star International Academy Certificates of Participation Bonds, Series 2007
6.125% due 03/01/2037	1,440	1,343

Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	320	255

Michigan State University Revenue Bonds, Series 2010
6.173% due 02/15/2050	50,000	53,356

		57,393

MINNESOTA 0.0%

North Oaks, Minnesota Revenue Bonds, Series 2007
6.000% due 10/01/2033	1,070	1,078

Rochester, Minnesota Revenue Bonds, Series 2007
5.300% due 04/01/2037	100	79

		1,157

MISSISSIPPI 0.0%

Mississippi State Development Bank Special Obligation Revenue Bonds, Series 2010
6.313% due 01/01/2033	10,000	10,899

MISSOURI 0.0%

Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2037	3,350	2,015

Missouri State University Place Transportation Development District Special Assessment Bonds, Series 2006
5.000% due 03/01/2032	500	378

		2,393

NEBRASKA 0.0%

Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	44,800	48,000

NEVADA 0.2%

Clark County, Nevada Revenue Bonds, Series 2010
6.820% due 07/01/2045	140,600	156,059

Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2009
7.013% due 06/01/2039	90,000	104,288
7.100% due 06/01/2039	33,000	34,782
7.263% due 06/01/2034	47,500	50,576

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2010
5.650% due 03/01/2035	$15,085	$15,398
5.700% due 03/01/2040	10,885	11,115

		372,218

NEW JERSEY 0.1%

Essex County, New Jersey Improvement Authority Revenue Bonds, (AMBAC Insured), Series 2006
5.250% due 10/01/2020	505	511

New Jersey State Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	2,210	2,211

New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	114,800	114,266

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2003
5.500% due 07/01/2033	2,000	1,734

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	14,600	12,086
5.000% due 06/01/2041	32,755	22,685

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039	25,000	26,566

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	655	814

		180,873

NEW YORK 0.4%

Albany, New York Industrial Development Agency Revenue Bonds, Series 1999
5.300% due 04/01/2029	3,265	2,709

Austin Trust Various States Revenue Bonds, Series 2007
9.279% due 06/15/2038	69,000	77,962

Austin Trust Various States Revenue Bonds, Series 2008
12.745% due 11/01/2027	5,000	6,233
13.504% due 11/01/2027	5,000	6,742

East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	1,400	1,239

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.700% due 01/01/2043	1,300	1,317

New York City, New York General Obligation Bonds, Series 2009
5.985% due 12/01/2036	7,310	7,745
6.435% due 12/01/2035	4,900	5,164
6.491% due 03/01/2021	190	223

New York City, New York General Obligation Bonds, Series 2010
5.968% due 03/01/2036	45,000	48,419

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
5.440% due 06/15/2043	114,280	119,485
5.790% due 06/15/2041	57,000	58,181
6.124% due 06/15/2042	75,000	77,223
6.491% due 06/15/2042	18,000	19,185

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2010
5.267% due 05/01/2027	$25,000	$26,858
5.508% due 08/01/2037	70,000	72,837
5.808% due 08/01/2030	20,000	20,846

New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	8,000	7,499

New York State Counties Tobacco Trust IV Revenue Bonds, Series 2005
6.000% due 06/01/2027	15,265	13,543

New York State Dormitory Authority Revenue Bonds, Series 2009
5.427% due 03/15/2039	25,000	25,344

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
10.128% due 09/15/2029	13,810	17,889

New York State JPMorgan Chase Putters/Drivers Trust Revenue Notes, Series 2008
9.308% due 07/15/2012	6,820	8,158

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039	1,020	1,273

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2010
5.989% due 11/15/2030	40,000	42,372
6.089% due 11/15/2040	40,000	42,266
6.548% due 11/15/2031	27,525	29,820
6.648% due 11/15/2039	80,000	87,122

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	440

New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	23,000	19,929

New York State Urban Development Corp. Revenue Bonds, Series 2009
5.770% due 03/15/2039	54,000	57,280

Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	1,225	1,020

		906,323

NORTH CAROLINA 0.0%

Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2008
13.484% due 05/01/2026	4,880	6,542

North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	826

North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500	1,333

North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	36,200	39,318

		48,019

NORTH DAKOTA 0.0%

Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	5,400	5,457

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OHIO 0.2%

Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2010
6.540% due 12/01/2036	$2,980	$3,150

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2009
6.449% due 02/15/2044	86,000	92,455

Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
5.939% due 02/15/2047	50,000	51,257

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	11,000	8,417
5.875% due 06/01/2030	13,800	11,149
5.875% due 06/01/2047	386,400	283,231
6.500% due 06/01/2047	9,000	7,231

University of Toledo, Ohio Revenue Bonds, Series 2009
7.100% due 06/01/2026	5,000	5,381
7.875% due 06/01/2031	7,000	7,387

		469,658

OREGON 0.0%

Oregon State Department of Administrative Services Certificate of Participation Bonds, Series 2010
6.130% due 05/01/2030	16,025	17,100
6.180% due 05/01/2035	18,170	19,259

		36,359

PENNSYLVANIA 0.1%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.000% due 11/15/2028	1,000	797
5.375% due 11/15/2040	50,800	38,797

Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	480

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2010
6.532% due 06/15/2039	32,000	33,510

Pennsylvania State Turnpike Commission Revenue Bonds, Series 2009
6.105% due 12/01/2039	900	988

Philadelphia, Pennsylvania School District General Obligation Bonds, Series 2010
6.615% due 06/01/2030	7,000	7,363
6.765% due 06/01/2040	25,000	26,270

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	350	320

		108,525

PUERTO RICO 0.0%

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	51,800	5,648
0.000% due 08/01/2054	77,000	5,125

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2007
0.000% due 08/01/2056	21,600	1,215

		11,988

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RHODE ISLAND 0.0%

Rhode Island State Convention Center Authority Revenue Bonds, (FSA Insured), Series 2006
6.060% due 05/15/2035	$165	$168

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	6,975

		7,143

SOUTH CAROLINA 0.0%

South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
6.000% due 11/15/2037	750	559

SOUTH DAKOTA 0.0%

Minnehaha County, South Dakota Revenue Bonds, Series 2007
5.375% due 12/01/2027	1,705	1,486

TENNESSEE 0.0%

Blount County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2007
5.125% due 04/01/2023	1,325	1,164

Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 (a)	5,000	4,375

		5,539

TEXAS 0.2%

Austin Trust Various States Revenue Bonds, Series 2008
8.763% due 08/15/2030	6,595	7,517

Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	30,000	31,507

Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
8.794% due 02/15/2014	6,500	7,388

Dallas County, Texas Hospital District General Obligation Bonds, Series 2009
6.171% due 08/15/2034	500	538

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
5.999% due 12/01/2044	140	163

Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042	150,000	166,732

North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	75	82

North Texas State Tollway Authority Revenue Bonds, Series 2010
8.910% due 02/01/2030	50,500	51,869

San Antonio, Texas General Obligation Bonds, Series 2010
6.038% due 08/01/2040	10,500	11,070

Texas State General Obligation Bonds, Series 2009
5.517% due 04/01/2039	19,625	22,171

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
15.898% due 02/15/2032	$4,690	$6,512
18.693% due 02/15/2028	5,565	8,397

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Notes, (PSF-GTD Insured), Series 2008
13.470% due 02/15/2012	3,985	4,492

Texas State Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	81,500	87,674

Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2019	10,000	6,323
0.000% due 08/15/2025	19,990	8,412

Victoria, Texas General Obligation Bonds, Series 2009
6.124% due 08/15/2030	5,000	5,216

Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	6,340	6,012

		432,075

UTAH 0.0%

Spanish Fork, Utah Revenue Bonds, Series 2006
5.700% due 11/15/2036	750	648

Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,320	1,134

Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	250	214

Utah State Transit Authority Revenue Bonds, (NPFGC Insured), Series 2007
0.000% due 06/15/2029	10,000	3,944

Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039	480	562

Weber County, Utah Revenue Bonds, Series 1999
5.000% due 08/15/2030	1,750	1,755

		8,257

VIRGINIA 0.0%

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2046 (g)	11,000	6,924

WASHINGTON 0.0%

Spokane County, Washington Revenue Bonds, Series 2009
6.474% due 12/01/2029	8,000	8,598

Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	10,200	6,563

Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	1,500	1,321

Washington State Port of Seattle Revenue Bonds, Series 2009
7.000% due 05/01/2036	11,820	13,065

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	7,150	7,228

		36,775

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

WEST VIRGINIA 0.0%

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	$161,300	$	125,290

WISCONSIN 0.0%

Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,250		1,021

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 05/01/2032	2,250		1,990

			3,011

Total Municipal Bonds & Notes (Cost $6,840,139)			7,306,360

U.S. GOVERNMENT AGENCIES 26.6%

Bolivia Government AID Bond
0.375% due 02/01/2019	4,000		3,844

Fannie Mae
0.000% due 04/25/2018 - 08/25/2023 (c)	28		26
0.000% due 10/09/2019	13,300		8,802
0.316% due 07/25/2037	873		876
0.376% due 03/25/2034	233		231
0.386% due 03/25/2036	9,141		8,490
0.406% due 08/25/2034	198		190
0.456% due 05/25/2035 - 10/27/2037	101,175		101,022
0.496% due 06/25/2032	40		40
0.506% due 03/25/2035	54		54
0.556% due 02/25/2032	33		33
0.566% due 04/25/2037	193,308		193,115
0.576% due 06/25/2037	46		46
0.606% due 07/25/2021 - 03/25/2044	19,734		19,632
0.656% due 06/25/2029 - 11/25/2036	17,897		17,909
0.657% due 04/18/2028	131		132
0.666% due 09/25/2035	46,477		46,439
0.701% due 02/25/2037	57,459		57,383
0.706% due 10/25/2030 - 09/25/2037	15,768		15,767
0.707% due 10/18/2030	933		938
0.731% due 08/25/2021 - 03/25/2022	27		27
0.756% due 03/25/2017 - 04/25/2038	152,926		153,560
0.807% due 12/18/2031	365		367
0.836% due 08/25/2037	29,834		29,951
0.856% due 05/25/2030	400		400
0.881% due 11/25/2013 - 08/25/2022	76		76
0.906% due 05/25/2030	400		399
0.931% due 10/25/2023 - 03/25/2024	2,335		2,363
0.956% due 06/25/2040	153,878		154,526
0.986% due 06/25/2040	35,067		35,245
1.006% due 06/25/2040	77,606		77,971
1.081% due 01/25/2022	34		35
1.111% due 01/25/2022	83		84
1.131% due 12/25/2021	38		39
1.156% due 04/25/2032	49		50
1.181% due 04/25/2021	4		4

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

1.281% due 04/25/2023	$246	$	252
1.506% due 04/01/2027	34		35
1.586% due 07/01/2042 - 10/01/2044	46,799		46,651
1.587% due 12/01/2044	5,282		5,311
1.588% due 03/01/2044	1,231		1,246
1.625% due 10/26/2015	375,400		375,888
1.636% due 09/01/2041	50		50
1.665% due 01/01/2021	16		16
1.738% due 04/01/2027	39		41
1.747% due 06/01/2035	1,574		1,619
1.786% due 10/01/2030 - 10/01/2040	3,627		3,683
1.920% due 11/01/2023	30		31
1.994% due 10/01/2034	1,853		1,928
2.000% due 02/01/2020	9		9
2.027% due 05/01/2023	136		136
2.039% due 02/01/2022	172		177
2.072% due 03/01/2034	7,642		7,975
2.077% due 09/01/2035	133		137
2.149% due 09/01/2022	104		106
2.207% due 03/01/2019	634		652
2.209% due 12/01/2020	416		428
2.272% due 02/01/2034	59		61
2.290% due 06/01/2021	370		384
2.297% due 01/01/2020	442		451
2.310% due 08/01/2025	834		866
2.328% due 11/01/2035	4,563		4,666
2.360% due 05/01/2024	13		13
2.386% due 05/01/2034	517		539
2.391% due 05/01/2035	262		272
2.411% due 10/01/2024	23		24
2.440% due 12/01/2023	179		186
2.470% due 04/01/2027 - 06/01/2035	1,919		2,008
2.474% due 08/01/2032	51		53
2.475% due 05/01/2022	10		10
2.499% due 04/01/2033	74		77
2.507% due 07/01/2024	280		292
2.509% due 11/01/2025	136		142
2.510% due 03/01/2033	200		209
2.512% due 02/01/2035	557		579
2.515% due 09/01/2029	4		4
2.539% due 05/01/2033	250		258
2.545% due 08/01/2033	27		29
2.550% due 03/01/2035	62		65
2.555% due 05/01/2024	75		78
2.560% due 01/01/2036	837		874
2.562% due 02/01/2027 - 07/01/2035	396		415
2.565% due 11/01/2023	137		143
2.566% due 08/01/2027	1,204		1,261
2.570% due 06/01/2034	25		26
2.575% due 12/01/2023 - 06/01/2024	238		247
2.585% due 09/01/2033	158		166
2.589% due 03/01/2035	1,219		1,279
2.591% due 04/01/2024	235		237
2.595% due 07/01/2026	11		11
2.597% due 01/01/2035	9,549		9,934
2.599% due 12/01/2034	222		230
2.608% due 05/01/2025	210		220
2.614% due 11/01/2025	127		133
2.615% due 05/01/2030	13		13

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
2.621% due 01/01/2035	$12,905	$	13,409
2.625% due 01/01/2035	227		236
2.628% due 03/01/2025	654		685
2.630% due 12/01/2034	238		246
2.644% due 05/01/2035	24,496		25,645
2.645% due 06/01/2035	7,784		8,143
2.648% due 04/01/2027	48		50
2.653% due 12/01/2034	99		102
2.655% due 10/01/2024	95		99
2.656% due 11/01/2035	3,481		3,648
2.659% due 11/01/2025	465		488
2.661% due 08/01/2026	102		107
2.662% due 01/01/2035	10,220		10,601
2.665% due 06/01/2035	12,074		12,646
2.672% due 05/01/2035	3,926		4,123
2.675% due 11/01/2034 - 09/01/2035	4,024		4,183
2.683% due 12/01/2022	24		25
2.684% due 06/01/2035	171		179
2.687% due 02/01/2035	71		75
2.690% due 11/01/2025	67		70
2.698% due 10/01/2034	1,847		1,912
2.699% due 09/01/2024	128		134
2.700% due 10/01/2027	97		102
2.701% due 06/01/2030	100		100
2.709% due 05/25/2035	23,669		25,141
2.715% due 05/01/2026	42		44
2.720% due 07/01/2026 - 07/01/2035	3,048		3,202
2.721% due 10/01/2034	396		412
2.739% due 08/01/2035	1,335		1,402
2.750% due 02/01/2024	56		59
2.751% due 07/01/2033	17		17
2.753% due 11/01/2034	3,966		4,160
2.754% due 12/01/2025	280		295
2.755% due 01/01/2026	135		141
2.766% due 09/01/2034	1,126		1,168
2.769% due 07/01/2034	3,921		4,109
2.775% due 11/01/2025	25		25
2.778% due 05/01/2035	15,986		16,758
2.788% due 03/01/2036	358		376
2.789% due 02/01/2035	3,477		3,649
2.790% due 11/01/2035	519		540
2.792% due 09/01/2035	7,981		8,280
2.800% due 08/01/2031	123		129
2.801% due 11/01/2034	3,011		3,123
2.804% due 08/01/2035	6,983		7,329
2.805% due 08/01/2035	822		860
2.816% due 02/01/2036	318		334
2.820% due 06/01/2033	101		106
2.829% due 02/01/2035	3,258		3,422
2.832% due 04/01/2034	290		303
2.835% due 11/01/2023	14		15
2.853% due 08/01/2035	298		311
2.858% due 06/01/2025	68		71
2.870% due 08/01/2023	54		54
2.883% due 12/01/2034	111		116
2.896% due 11/01/2032	92		96
2.897% due 02/01/2035	4,370		4,564
2.900% due 09/01/2034	16,337		17,153
2.907% due 12/01/2027	260		273
2.913% due 12/01/2025	162		170
2.916% due 07/01/2035	2,645		2,783
2.921% due 11/01/2034	62		65

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
2.922% due 08/01/2035	$49	$	52
2.930% due 11/01/2035	577		605
2.945% due 06/01/2035	1,024		1,078
2.950% due 08/01/2035	3,368		3,540
2.952% due 12/01/2034	44		46
2.961% due 09/01/2017	465		469
2.972% due 04/01/2026 - 08/01/2027	46		49
2.975% due 12/01/2026	12		13
2.980% due 06/01/2025	330		346
3.000% due 09/16/2014	43,400		46,460
3.006% due 12/01/2024	12		13
3.008% due 12/01/2034	1,428		1,490
3.011% due 12/01/2033	420		442
3.018% due 07/01/2035	1,632		1,714
3.020% due 02/01/2028	56		59
3.028% due 07/01/2035	1,836		1,928
3.046% due 12/01/2023	54		56
3.047% due 10/01/2020	16		16
3.060% due 06/01/2023	85		87
3.068% due 02/01/2035	3,573		3,755
3.075% due 03/01/2033	128		130
3.082% due 07/01/2017	640		648
3.085% due 03/01/2026	50		53
3.105% due 09/01/2023	132		135
3.108% due 09/01/2024	92		94
3.117% due 10/01/2034	3,797		3,975
3.133% due 08/01/2027	870		917
3.143% due 09/01/2035	1,625		1,668
3.144% due 09/01/2035	7,048		7,250
3.145% due 11/01/2031	178		186
3.171% due 10/01/2023	19		20
3.183% due 11/01/2034	1,712		1,798
3.204% due 12/01/2030	13		14
3.220% due 07/01/2019	10		10
3.231% due 02/01/2033	2		2
3.238% due 03/01/2034	7,026		7,379
3.250% due 10/01/2024 - 11/01/2026	39		41
3.314% due 12/01/2018	23		24
3.325% due 10/01/2020	27		28
3.349% due 01/01/2036	564		595
3.359% due 12/01/2035	17		18
3.372% due 11/01/2024	1,519		1,548
3.418% due 02/01/2028	488		496
3.500% due 11/01/2027	45		47
3.533% due 10/01/2026	10		11
3.548% due 01/01/2018	81		83
3.552% due 09/01/2019	553		569
3.601% due 09/01/2035	210		220
3.685% due 09/01/2014	13		13
3.686% due 05/01/2030	12		12
3.820% due 06/01/2023	18		19
3.875% due 08/01/2024	90		93
3.897% due 11/01/2019	115		115
3.955% due 07/01/2021	29		30
4.000% due 11/01/2010 - 12/01/2040	4,677,626		4,796,749
4.100% due 12/17/2018	1,250,000		1,258,921
4.129% due 07/01/2019	72		72
4.150% due 12/17/2018	900,000		906,784
4.200% due 05/01/2021	8		8
4.239% due 08/01/2027	80		84
4.291% due 10/01/2019	134		141

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
4.347% due 04/01/2034	$15	$	16
4.375% due 04/01/2017	29		30
4.451% due 02/01/2028	29		30
4.478% due 05/01/2023	293		300
4.485% due 06/01/2015	118		123
4.486% due 07/01/2024	116		122
4.500% due 10/01/2010 - 10/01/2040	20,850,065		21,728,031
4.555% due 09/01/2028	234		244
4.565% due 09/01/2021	11		12
4.655% due 12/01/2036	840		877
4.679% due 04/01/2038	30		31
4.680% due 12/01/2012	351		373
4.685% due 11/01/2035	18,733		19,483
4.733% due 04/01/2018	142		149
4.747% due 11/01/2035	12,769		13,301
4.751% due 03/01/2035	92		95
4.770% due 11/01/2012	48		51
4.776% due 12/01/2017	608		639
4.825% due 02/01/2020	38		38
4.856% due 02/01/2013	320		341
4.862% due 04/01/2013	49		52
4.866% due 04/01/2035	2,900		3,050
4.868% due 09/01/2034	971		1,008
4.870% due 05/01/2013	124		132
4.903% due 03/01/2035	254		265
4.915% due 10/01/2027	200		209
5.000% due 03/02/2015 - 10/13/2040	4,322,507		4,554,488
5.025% due 11/01/2022	17		17
5.032% due 06/01/2035	2,502		2,665
5.036% due 03/01/2024	23		24
5.107% due 09/01/2035	2,951		3,143
5.109% due 10/01/2035	2,122		2,260
5.112% due 09/01/2035	2,577		2,744
5.131% due 11/01/2035	2,035		2,168
5.146% due 11/01/2010	16		16
5.152% due 08/01/2035	2,105		2,245
5.156% due 11/01/2035	2,484		2,648
5.157% due 02/01/2016	192		217
5.160% due 10/01/2035	1,995		2,125
5.166% due 08/01/2035	2,317		2,471
5.170% due 07/01/2035	2,882		3,073
5.186% due 10/01/2035	3,416		3,642
5.198% due 08/01/2035	2,194		2,340
5.204% due 06/01/2029	66		67
5.222% due 09/01/2035	1,876		2,005
5.237% due 12/01/2035	2,520		2,691
5.238% due 09/01/2035	40		43
5.241% due 08/01/2022	829		830
5.244% due 07/01/2035	1,848		1,971
5.250% due 08/01/2012	110		119
5.256% due 09/01/2035	2,867		3,055
5.266% due 07/01/2035	1,908		2,031
5.272% due 10/01/2035	2,877		3,067
5.273% due 11/01/2035	12		12
5.290% due 11/25/2033	1,092		1,171
5.308% due 02/01/2021	59		59
5.310% due 08/25/2033	3,508		3,764
5.321% due 10/01/2035	3,015		3,222
5.329% due 02/01/2021	46		49
5.332% due 11/01/2035	3,052		3,262
5.333% due 01/01/2036	52		55
5.348% due 11/01/2035	3,738		3,994

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.370% due 08/25/2043	$2,236	$2,399
5.375% due 07/15/2016 - 03/01/2023	426	497
5.376% due 01/01/2036	2,298	2,454
5.410% due 09/01/2012	275	292
5.424% due 05/01/2036	1,291	1,356
5.445% due 12/01/2017	4	4
5.473% due 01/01/2037	369	393
5.495% due 01/01/2037	326	347
5.500% due 02/01/2012 - 11/01/2040	8,045,609	8,586,679
5.504% due 09/01/2021	7	7
5.529% due 01/01/2036	1,376	1,472
5.533% due 03/01/2036	1,927	2,064
5.585% due 12/01/2035	1,685	1,808
5.589% due 02/01/2036	3,594	3,853
5.617% due 03/01/2036	1,023	1,094
5.664% due 03/01/2036	2,521	2,705
5.672% due 09/01/2036	6	7
5.692% due 02/01/2036	332	356
5.717% due 03/01/2036	2,757	2,961
5.730% due 06/01/2022	13	14
5.746% due 04/01/2036	10	10
5.750% due 01/01/2020 - 08/25/2034	1,936	2,082
5.774% due 09/01/2037	22	24
5.778% due 05/01/2037	48	52
5.780% due 09/01/2012	464	495
5.790% due 10/01/2017	387	437
5.800% due 02/09/2026 (n)	50,000	50,807
5.813% due 03/01/2023	228	229
5.844% due 12/01/2036	148	157
5.844% due 06/25/2037 (b)	7,138	443
5.862% due 07/01/2032	81	87
5.879% due 06/01/2036	566	609
5.908% due 03/01/2023	556	589
5.912% due 10/01/2011	857	877
5.915% due 02/01/2012	752	785
5.930% due 06/01/2022	31	33
5.939% due 11/01/2011	109	112
5.950% due 02/25/2044	561	612
5.953% due 06/21/2027	200	207
5.975% due 02/01/2012	401	418
5.994% due 05/25/2037 - 01/25/2040 (b)	47,728	8,409
6.000% due 07/01/2011 - 10/25/2044	10,014,546	10,804,217
6.069% due 09/01/2036	31	33
6.072% due 05/01/2011	424	426
6.113% due 02/01/2012	480	503
6.160% due 08/01/2017	152	174
6.200% due 05/01/2011 - 01/01/2012	611	627
6.250% due 02/25/2029	1,336	1,425
6.280% due 06/15/2027	166,000	176,418
6.290% due 02/25/2029	500	586
6.294% due 07/25/2036 (b)	5,341	624
6.300% due 10/17/2038	8,601	9,883
6.305% due 05/01/2011	314	315
6.344% due 06/25/2037 (b)	6,844	742
6.390% due 05/25/2036	7,548	8,506
6.394% due 07/25/2037 (b)	8,595	776
6.480% due 01/01/2011	236	234

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 07/01/2011 - 02/25/2047	$211,500	$235,853
6.641% due 05/01/2014	45	47
6.750% due 10/25/2023	228	265
6.795% due 11/01/2021	39	39
6.900% due 12/01/2010 - 05/25/2023	207	208
6.960% due 07/01/2019	160	177
7.000% due 12/01/2010 - 01/25/2048	19,330	21,556
7.059% due 08/25/2037	654	728
7.142% due 03/25/2039	42	45
7.244% due 09/25/2038 (b)	3,680	342
7.250% due 01/01/2023	697	789
7.360% due 04/01/2011	271	273
7.375% due 05/25/2022	781	908
7.500% due 12/01/2010 - 07/25/2041	4,521	5,196
7.750% due 01/25/2022	1,166	1,317
7.780% due 01/01/2018	1,963	2,293
7.800% due 10/25/2022 - 06/25/2026	203	239
8.000% due 12/01/2010 - 07/01/2032	3,203	3,762
8.000% due 08/18/2027 (b)	8	2
8.060% due 04/01/2030	1,649	1,927
8.080% due 04/01/2030	908	1,062
8.200% due 04/25/2025	3	4
8.490% due 06/01/2025	818	981
8.500% due 06/01/2012 - 10/01/2032	2,646	3,094
8.750% due 01/25/2021	151	175
9.000% due 02/01/2013 - 11/01/2025	1,440	1,648
9.188% due 09/25/2028	277	277
9.250% due 04/25/2018	15	17
9.300% due 05/25/2018 - 08/25/2019	50	59
9.500% due 06/25/2018 - 03/01/2026	588	682
10.000% due 11/01/2013 - 05/01/2022	99	110
10.500% due 11/01/2013 - 04/01/2022	13	15
11.000% due 11/01/2013 - 11/01/2020	94	118
11.481% due 09/25/2033	265	269
11.500% due 08/20/2016 - 11/01/2019	3	3
14.750% due 08/01/2012	4	4
15.000% due 10/15/2012	10	11
15.484% due 06/25/2036	818	870
15.500% due 10/01/2012 - 12/01/2012	1	1
15.750% due 12/01/2011 - 08/01/2012	2	3
16.000% due 09/01/2012	4	5
903.212% due 08/25/2021 (b)	0	5
1000.000% due 04/25/2022	0	3

Farmer Mac
8.008% due 01/25/2012	450	454

Federal Farm Credit Bank
1.875% due 12/07/2012	300	308

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Bank
1.375% due 06/08/2012	$250	$254
1.625% due 09/26/2012	50,000	51,077
2.000% due 09/14/2012	109,000	112,118
4.750% due 12/12/2014	100	114
5.000% due 03/14/2014	70	79
5.625% due 06/13/2016	175	196

Federal Housing Administration
1.000% due 08/01/2020	356	356
6.780% due 07/25/2040	7,096	7,156
6.880% due 02/01/2041	10,804	10,896
6.896% due 07/01/2020	7,312	7,278
6.960% due 05/01/2016	178	177
6.997% due 09/01/2019	31	31
7.110% due 05/01/2019	1,596	1,592
7.315% due 08/01/2019	3,113	3,120
7.350% due 04/01/2019 - 11/01/2020	522	522
7.375% due 02/01/2018	127	127
7.380% due 04/01/2041	2,349	2,369
7.400% due 01/25/2020	922	922
7.430% due 10/01/2018 - 06/01/2024	7,029	7,038
7.430% due 12/01/2018 (a)	2,339	2,338
7.450% due 05/01/2021	2,088	2,088
7.460% due 01/01/2023	46	46
7.465% due 11/01/2019	1,664	1,668
7.500% due 03/01/2032	3,017	3,018
7.580% due 12/01/2040	7,034	7,087
7.630% due 08/01/2041	16,897	17,154
7.780% due 11/01/2040	7,041	7,154
8.250% due 01/01/2041	4,513	4,597

Freddie Mac
0.000% due 08/15/2033 - 10/15/2033 (c)	2,529	2,237
0.296% due 12/25/2036	11,319	11,253
0.407% due 07/15/2019	17,298	17,257
0.497% due 05/15/2036	58	58
0.507% due 07/15/2034	789	788
0.516% due 08/25/2031	352	328
0.607% due 12/15/2029 - 06/15/2031	3,835	3,836
0.625% due 10/30/2012	391,000	391,660
0.657% due 06/15/2018 - 03/15/2035	33,234	33,202
0.707% due 06/15/2023 - 12/15/2031	80	80
0.757% due 06/15/2030 - 12/15/2032	388	389
0.837% due 07/15/2037	9,027	9,045
0.957% due 08/15/2037	7,065	7,109
0.967% due 10/15/2037	1,793	1,804
0.977% due 05/15/2037 - 09/15/2037	7,913	7,958
1.000% due 08/28/2012	25,000	25,239
1.125% due 07/27/2012	235,000	237,833
1.256% due 05/25/2043	10,542	9,992
1.312% due 02/15/2021	13	13
1.586% due 10/25/2044 - 02/25/2045	49,343	50,413
1.786% due 07/25/2044	6,140	6,158
1.875% due 04/01/2017	4	4
2.000% due 06/01/2017	2	2
2.020% due 10/25/2023	735	744

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.125% due 12/01/2016	$96	$99
2.147% due 06/01/2022	9	9
2.217% due 03/01/2024	210	220
2.282% due 03/01/2035	2,437	2,531
2.359% due 09/01/2023	151	158
2.394% due 07/01/2023	205	215
2.414% due 06/01/2033	334	348
2.453% due 02/01/2018	89	92
2.472% due 07/01/2032	2	2
2.487% due 12/01/2022	14	14
2.497% due 04/01/2023	11	12
2.500% due 01/01/2019	1	1
2.522% due 07/01/2023	56	59
2.534% due 05/01/2035	24,079	25,264
2.539% due 07/01/2020	119	124
2.559% due 06/01/2020	71	74
2.561% due 04/01/2025	74	78
2.569% due 08/01/2023	88	91
2.572% due 05/01/2023	134	140
2.574% due 06/01/2022	359	376
2.583% due 04/01/2025	14	15
2.590% due 06/01/2022	84	88
2.606% due 10/01/2023	50	53
2.607% due 05/01/2023	20	20
2.610% due 07/01/2022	93	97
2.611% due 02/01/2023	72	76
2.615% due 09/01/2023 - 11/01/2026	379	394
2.619% due 07/01/2025	454	477
2.628% due 05/01/2023	61	64
2.630% due 10/01/2026	277	290
2.631% due 01/01/2034	4,859	5,052
2.632% due 02/01/2025	16	17
2.635% due 06/01/2035	3,238	3,388
2.640% due 09/01/2023	467	488
2.643% due 07/01/2024	54	57
2.661% due 08/01/2023	416	434
2.665% due 08/01/2035	233	244
2.678% due 02/01/2026	376	394
2.684% due 06/01/2024	387	405
2.696% due 09/01/2028	3	3
2.700% due 06/01/2024	232	243
2.707% due 09/01/2035	58	60
2.708% due 08/01/2035	755	793
2.709% due 04/01/2024	567	594
2.723% due 08/01/2023	74	78
2.736% due 10/01/2024	119	124
2.744% due 09/01/2023	331	345
2.750% due 12/01/2023	111	117
2.757% due 02/01/2036	695	724
2.762% due 11/01/2028	442	464
2.778% due 07/01/2033	27	28
2.780% due 07/01/2027	21	22
2.786% due 09/01/2035	92	96
2.802% due 04/01/2029	120	126
2.810% due 07/01/2035	32	33
2.813% due 07/01/2030	792	833
2.827% due 06/01/2021	330	348
2.835% due 08/01/2023	923	971
2.870% due 01/01/2028	20	21
2.875% due 01/01/2024	32	33
2.885% due 03/01/2035	22	23
2.912% due 08/01/2023	1	1
2.913% due 08/01/2035	51	53

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.939% due 08/01/2023	$41	$42
2.940% due 11/01/2023	160	166
2.943% due 07/01/2035	10,742	11,321
2.945% due 07/01/2032	80	84
2.952% due 10/01/2023	134	134
2.978% due 07/01/2019	183	193
2.990% due 11/01/2023	2	2
2.997% due 06/01/2030	364	380
3.103% due 10/01/2023	143	149
3.155% due 10/01/2023	251	261
3.178% due 11/01/2034	116	122
3.290% due 01/01/2022	74	74
3.294% due 10/01/2023	99	104
3.320% due 09/01/2035	10,038	10,534
3.426% due 12/01/2026	569	573
3.494% due 09/01/2035	66	69
3.500% due 06/01/2019 - 07/15/2032	1,354	1,384
3.507% due 03/01/2022	937	975
3.569% due 05/01/2021	1,049	1,079
3.667% due 08/15/2032	3,637	3,725
3.750% due 11/15/2017	589	603
3.771% due 10/01/2035	37,674	39,036
3.780% due 02/01/2019	114	119
3.906% due 12/01/2018	228	232
3.940% due 10/01/2022	42	44
3.989% due 05/01/2022	22	23
4.000% due 04/01/2011 - 10/01/2040	2,705,178	2,774,770
4.012% due 01/01/2021	37	37
4.138% due 09/01/2023	26	27
4.230% due 10/25/2023	147	145
4.265% due 05/01/2020	57	57
4.310% due 01/01/2035	460	479
4.480% due 02/01/2021	6	6
4.500% due 12/01/2010 - 10/01/2040	2,227,024	2,316,158
4.530% due 01/01/2019	48	48
4.655% due 03/01/2035	595	623
4.704% due 10/01/2020	7	7
4.794% due 03/01/2021	469	473
4.811% due 10/01/2035	16,380	17,067
4.826% due 10/01/2035	2,791	2,901
4.828% due 11/01/2035	21,039	21,596
4.832% due 10/01/2035	18,150	18,891
4.875% due 09/01/2018	49	51
4.877% due 11/01/2035	15,840	16,491
4.895% due 10/01/2035	15,132	15,734
4.928% due 04/01/2029	31	33
5.000% due 11/01/2010 - 02/01/2038	61,795	64,793
5.062% due 07/01/2019	4	4
5.067% due 05/01/2018	202	204
5.075% due 01/01/2019	1	1
5.089% due 10/01/2035	3,055	3,250
5.105% due 05/01/2018	46	49
5.121% due 01/01/2036	11	12
5.125% due 07/15/2012	100,000	108,220
5.217% due 05/01/2037	285	303
5.227% due 05/01/2018	176	177
5.305% due 10/01/2020	205	206
5.306% due 09/01/2037	36	38
5.359% due 12/01/2035	1,766	1,888
5.385% due 11/01/2035	1,725	1,845

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.405% due 05/01/2020	$13	$14
5.461% due 01/01/2037	486	518
5.474% due 02/01/2038	90	97
5.500% due 09/01/2012 - 07/01/2047	1,280,059	1,359,984
5.511% due 06/01/2037	39	42
5.566% due 07/01/2036	23	24
5.598% due 12/01/2037	222	237
5.695% due 04/01/2036	8	8
5.699% due 03/01/2036	1,362	1,463
5.715% due 05/01/2036	794	837
5.784% due 02/01/2037	44	47
5.812% due 04/01/2036	1,304	1,367
5.825% due 05/01/2037	94	100
5.844% due 02/01/2037	39	41
5.900% due 06/15/2022 - 04/01/2036	2,335	2,514
5.950% due 06/15/2028	47,483	48,577
5.993% due 02/15/2038 (b)	6,646	778
6.000% due 01/01/2011 - 10/01/2040	1,383,291	1,488,244
6.250% due 12/15/2028 - 01/15/2036	942	1,028
6.393% due 11/15/2036 (b)	56,273	8,005
6.500% due 11/01/2010 - 10/25/2043	254,942	277,371
6.750% due 09/15/2029 - 03/15/2031	74,600	103,352
6.950% due 07/15/2021 - 08/15/2021	86	92
7.000% due 10/01/2010 - 10/25/2043	29,928	33,696
7.000% due 09/15/2023 (b)	19	4
7.400% due 02/01/2021	666	666
7.500% due 05/01/2011 - 11/01/2037	12,927	14,393
7.645% due 05/01/2025	6,157	7,093
7.800% due 09/15/2020	8	10
8.000% due 01/01/2012 - 09/15/2024	2,943	3,461
8.250% due 06/01/2016 - 06/15/2022	472	581
8.500% due 07/01/2014 - 06/01/2030	1,638	1,750
8.611% due 10/15/2033	2,279	2,356
8.614% due 10/15/2033	4,161	4,313
8.686% due 11/15/2033	2,417	2,564
8.750% due 12/15/2020	89	109
8.900% due 11/15/2020	589	721
9.000% due 08/01/2016 - 07/01/2030	454	506
9.000% due 05/01/2022 (b)	4	1
9.250% due 07/01/2017	2	2
9.500% due 09/01/2016 - 12/01/2022	497	568
10.000% due 06/01/2017 - 03/01/2021	30	34
10.500% due 10/01/2017 - 01/01/2021	10	12
10.877% due 02/15/2036	2,155	2,184
11.000% due 06/01/2011 - 05/01/2020	24	24
13.250% due 10/01/2013	34	38
14.000% due 04/01/2016	1	2

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
884.500% due 01/15/2021 (b)	$0	$2
1007.500% due 02/15/2022 (b)	0	4

Ginnie Mae
0.557% due 05/20/2037	173,575	172,990
0.657% due 06/16/2031 - 03/16/2032	395	397
0.707% due 11/16/2029 - 10/16/2030	494	496
0.757% due 02/16/2030 - 04/16/2032	2,754	2,774
0.807% due 12/16/2025	77	78
0.857% due 02/16/2030	1,875	1,892
0.907% due 02/16/2030	785	790
1.207% due 03/20/2031	131	131
1.230% due 02/20/2060	49,157	48,943
2.750% due 02/20/2032	925	951
3.000% due 11/20/2032	290	299
3.125% due 12/20/2018 - 10/20/2033	22,365	23,079
3.130% due 04/16/2016	603	609
3.250% due 01/20/2028 - 03/20/2030	5,720	5,908
3.375% due 02/20/2017 - 05/20/2032	46,023	47,532
3.500% due 12/20/2017 - 02/20/2034	288	299
3.625% due 07/20/2017 - 09/20/2033	28,424	29,400
3.875% due 01/20/2025	14	14
4.000% due 12/20/2015 - 08/20/2018	67	70
4.500% due 04/16/2028 - 06/15/2040	93,024	98,336
4.750% due 07/20/2035	1,886	2,022
5.000% due 10/20/2029 - 07/20/2034	1,100	1,146
5.196% due 10/16/2037	1,500	1,694
5.244% due 04/16/2038	1,560	1,770
5.500% due 05/15/2021 - 11/01/2040	6,981	7,514
6.000% due 03/15/2013 - 11/01/2040	998,939	1,085,474
6.250% due 03/16/2029	486	520
6.343% due 08/16/2033 (b)	2,947	517
6.500% due 04/15/2026 - 07/15/2040	75,776	82,782
6.670% due 08/15/2040	896	900
6.750% due 06/20/2028 - 10/16/2040	32,821	36,853
7.000% due 12/15/2010 - 10/15/2034	5,435	5,864
7.500% due 06/15/2011 - 03/15/2032	5,780	6,581
7.700% due 03/15/2041	6,420	6,615
7.750% due 08/20/2025 - 12/15/2040	1,544	1,650
8.000% due 10/15/2011 - 10/20/2031	993	1,159
8.250% due 04/15/2020	63	71
8.300% due 06/15/2019	14	16
8.500% due 07/15/2016 - 04/15/2031	852	1,009
9.000% due 04/20/2016 - 01/15/2031	776	890

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.250% due 12/20/2016	$1	$1
9.500% due 05/15/2016 - 07/15/2025	286	323
10.000% due 02/15/2013 - 02/15/2025	288	325
10.250% due 02/20/2019	8	9
10.500% due 12/15/2015 - 09/15/2021	75	82
11.000% due 06/15/2013 - 09/15/2017	4	5
11.500% due 04/15/2013 - 10/15/2015	7	7
12.000% due 11/15/2012 - 05/15/2016	38	39
13.000% due 12/15/2012	1	1
13.500% due 12/15/2012 - 09/15/2014	5	6
15.000% due 08/15/2011 - 09/15/2012	12	12
16.000% due 01/15/2012	1	1
17.000% due 11/15/2011 - 12/15/2011	3	3

Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	144	145
1.000% due 03/25/2025 - 07/25/2025	119	119
1.100% due 01/25/2019 - 11/25/2024	155	156
3.870% due 01/01/2014	636	655
4.120% due 03/10/2014	1,032	1,080
4.330% due 07/01/2014	125	130
4.340% due 03/01/2024	182	195
4.350% due 07/01/2023	581	622
4.504% due 02/01/2014	36	38
4.524% due 02/10/2013	2,803	2,941
4.625% due 02/01/2025	1,181	1,275
4.684% due 09/10/2014	3,111	3,288
4.750% due 07/01/2025	819	892
4.754% due 08/10/2014	1,352	1,441
4.770% due 04/01/2024	876	947
4.840% due 02/01/2023	609	656
4.870% due 12/01/2024	1,649	1,816
4.890% due 12/01/2023	1,057	1,154
4.930% due 01/01/2024	2,078	2,251
4.950% due 03/01/2025	1,727	1,881
4.980% due 11/01/2023	7,761	8,344
5.090% due 10/01/2025	702	770
5.110% due 05/01/2017 - 08/01/2025	1,794	1,953
5.120% due 11/01/2017	169	182
5.130% due 09/01/2023	4,602	5,000
5.136% due 08/10/2013	335	357
5.160% due 02/01/2028	2,961	3,251
5.170% due 01/01/2028	2,171	2,418
5.190% due 01/01/2017 - 07/01/2024	407	442
5.200% due 11/01/2015	282	299
5.230% due 11/01/2016	322	345
5.240% due 08/01/2023	523	563
5.290% due 12/01/2027	70,814	79,116
5.310% due 05/01/2027	377	420
5.320% due 04/01/2027	447	498
5.340% due 11/01/2021	4,974	5,374

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.370% due 09/01/2016	$255	$273
5.490% due 05/01/2028	25,179	28,199
5.600% due 09/01/2028	5,444	6,108
5.680% due 06/01/2028	23,771	26,869
5.725% due 09/01/2018	43,152	47,392
5.780% due 08/01/2027	72	80
5.820% due 07/01/2027	3,085	3,434
5.870% due 07/01/2028	743	845
5.902% due 02/10/2018	5,896	6,627
6.020% due 08/01/2028	814	936
6.030% due 02/10/2012	2,728	2,854
6.070% due 07/01/2026	1,166	1,310
6.340% due 03/01/2021	7,987	8,754
6.344% due 08/01/2011	104	107
6.640% due 02/01/2011	699	713
6.700% due 12/01/2016	2,074	2,250
6.900% due 12/01/2020	2,473	2,721
6.950% due 11/01/2016	516	551
7.060% due 11/01/2019	393	433
7.150% due 03/01/2017	792	871
7.190% due 12/01/2019	69	77
7.220% due 11/01/2020	614	677
7.500% due 04/01/2017	503	550
7.630% due 06/01/2020	3,612	4,020
7.700% due 07/01/2016	60	66

Tennessee Valley Authority
5.250% due 09/15/2039	98,000	114,175

Vendee Mortgage Trust
0.433% due 06/15/2023 (b)	17,604	198
6.500% due 09/15/2024	12,721	13,521
6.816% due 01/15/2030	1,784	2,022

Total U.S. Government Agencies (Cost $66,192,414)		67,023,206

U.S. TREASURY OBLIGATIONS 26.0%

Treasury Inflation Protected Securities (h)
1.250% due 07/15/2020	200,730	210,970
1.750% due 01/15/2028	710,965	753,789
2.000% due 01/15/2026	474,458	521,830
2.125% due 02/15/2040	896,791	1,001,673
2.375% due 01/15/2025	619,806	712,680
2.375% due 01/15/2027	582,145	671,969
2.500% due 01/15/2029	1,675,443	1,977,023
3.375% due 04/15/2032	61,411	82,905
3.625% due 04/15/2028	353,150	472,365
3.875% due 04/15/2029	421,318	585,763

U.S. Treasury Notes
0.375% due 08/31/2012 (m)	1,664,645	1,663,540
0.625% due 06/30/2012	2,030,900	2,039,464
0.625% due 07/31/2012	2,543,000	2,554,029
1.000% due 08/31/2011	5,000	5,034
1.250% due 08/31/2015 (m)	625,600	625,698
1.750% due 07/31/2015	1,385,135	1,419,011
1.875% due 06/30/2015 (j)(k)	5,840,400	6,020,635
1.875% due 08/31/2017	1,476,000	1,475,308
1.875% due 09/30/2017	2,371,300	2,367,224
2.125% due 05/31/2015 (k)(l)	4,838,700	5,046,604
2.250% due 01/31/2015	500	525
2.375% due 07/31/2017	5,231,900	5,406,023
2.500% due 04/30/2015	3,152,700	3,343,341
2.500% due 06/30/2017 (k)(l)(n)	7,651,525	7,973,126
2.625% due 02/29/2016	700	744
2.750% due 11/30/2016	1,045,000	1,110,803
2.750% due 05/31/2017	4,219,800	4,465,734

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 02/28/2017		$1,351,500	$1,454,025
3.125% due 10/31/2016		452,400	491,207
3.125% due 01/31/2017		326,400	353,813
3.125% due 04/30/2017 (j)(k)(l)(n)		7,364,900	7,973,079
3.250% due 05/31/2016		1,200	1,314
3.250% due 12/31/2016		1,582,100	1,727,455
3.250% due 03/31/2017		929,600	1,013,990
3.875% due 05/15/2018		7,714	8,713
9.875% due 11/15/2015		115,600	164,730

Total U.S. Treasury Obligations (Cost $63,649,139)			65,696,136

MORTGAGE-BACKED SECURITIES 5.4%

ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		8	9

Adjustable Rate Mortgage Trust
2.998% due 11/25/2035		15,646	11,663
4.928% due 08/25/2035		6,444	5,762
5.323% due 11/25/2035		1,442	1,156
5.343% due 01/25/2036		4,847	4,254

American Home Mortgage Assets
0.446% due 05/25/2046		44,169	23,819
0.446% due 09/25/2046		18,037	9,634
0.466% due 10/25/2046		27,263	13,945
1.070% due 02/25/2047		19,486	9,885
1.290% due 11/25/2046		93,579	45,190

American Home Mortgage Investment Trust
2.034% due 09/25/2045		12,715	11,255
2.159% due 09/25/2035		600	572
2.550% due 10/25/2034		6,429	5,610
2.678% due 02/25/2045		60,210	52,392

Arkle Master Issuer PLC
1.519% due 05/17/2060		801,200	799,030

Arran Residential Mortgages Funding PLC
2.203% due 05/16/2047	EUR	127,600	173,717
2.403% due 05/16/2047		349,850	476,292

Banc of America Commercial Mortgage, Inc.
3.878% due 09/11/2036		$1,754	1,771
4.342% due 03/11/2041		323	327
4.772% due 07/11/2043		26,855	27,266
4.811% due 12/10/2042		10	11
5.381% due 01/15/2049		517	533
5.414% due 09/10/2047		15,000	16,009
5.421% due 04/10/2049		92	95
5.451% due 01/15/2049		1,410	1,481
5.492% due 02/10/2051		25,000	26,218
5.596% due 06/10/2039		460	502
5.611% due 05/10/2045		58	59
5.837% due 06/10/2049		14,050	14,526
5.867% due 04/10/2049		5,349	5,484
5.928% due 05/10/2045		29,000	31,852
5.934% due 02/10/2051		3,680	3,965
6.339% due 02/10/2051		24,070	26,427
9.073% due 10/11/2037		92	113

Banc of America Funding Corp.
0.547% due 05/20/2035		2,190	1,242
2.893% due 05/25/2035		110,651	110,212
2.940% due 03/20/2035		3,531	3,442
3.342% due 11/20/2034		2,232	1,827
4.000% due 02/20/2036		2,496	2,327
4.952% due 09/20/2034		3,362	3,463
5.243% due 03/20/2036		3,261	2,711
5.250% due 09/20/2034		103	104
5.319% due 11/20/2035		5,366	3,844

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 09/25/2034		$47,342	$43,305
5.580% due 05/20/2036		12,326	10,401
5.674% due 05/20/2036		18,148	17,905
5.688% due 03/20/2036		921	790
5.698% due 04/20/2036		15,875	13,751
5.753% due 10/25/2036		2,223	1,553
5.837% due 01/25/2037		1,816	1,118
5.888% due 04/25/2037		5,497	4,382
5.929% due 10/20/2046		8,053	5,457
5.939% due 01/20/2047		398	294
6.000% due 09/25/2036		18,597	15,991

Banc of America Large Loan, Inc.
0.767% due 08/15/2029		1,417	1,269
5.698% due 06/24/2050		35,400	39,072
6.098% due 02/15/2051		40,000	43,647

Banc of America Mortgage Securities, Inc.
0.956% due 11/25/2035		7,446	5,688
2.766% due 07/25/2034		415	381
2.866% due 06/25/2035		6,000	4,896
2.924% due 07/25/2033		325	317
2.942% due 07/25/2035		4,960	4,467
2.944% due 05/25/2035		27,125	22,922
2.958% due 05/25/2033		515	502
3.043% due 03/25/2035		23,973	20,441
3.081% due 08/25/2035		18,620	14,920
3.180% due 02/25/2035		6,195	5,453
3.306% due 01/25/2035		4,865	4,154
3.530% due 07/20/2032		1,025	1,009
4.477% due 12/25/2033		3,930	3,890
5.004% due 11/25/2035		2,921	2,482
5.193% due 11/25/2034		4,895	4,631
5.227% due 07/25/2035		4,337	3,983
5.279% due 04/25/2035		6,013	5,532
5.351% due 07/25/2035		5,129	4,805
5.391% due 02/25/2036		4,463	3,505
5.500% due 11/25/2033		42	42
6.000% due 07/25/2046		5,000	4,274
6.500% due 10/25/2031		161	163
6.500% due 09/25/2033		7,883	8,162

Bauhaus Securities Ltd.
1.216% due 10/30/2052	EUR	3	4

BCAP LLC Trust
0.426% due 01/25/2037		$92,873	52,739
5.500% due 11/25/2034		33,691	32,478

BCRR Trust
4.230% due 07/22/2016		2,961	3,013
4.230% due 12/22/2026		3,382	3,385
4.230% due 12/22/2028		2,007	2,043
4.230% due 03/22/2031		4,546	4,715
4.230% due 07/22/2032		570	571
4.230% due 10/22/2032		3,589	3,590
4.230% due 12/22/2032		2,488	2,503
4.230% due 01/22/2033		11,435	11,486
4.230% due 03/22/2033		836	841
4.230% due 05/22/2033		7,070	7,141
4.230% due 08/22/2033		20,508	20,947
4.230% due 11/22/2033		16,893	17,377
4.230% due 12/22/2033		2,007	2,011
4.230% due 02/22/2034		739	742
4.230% due 03/22/2034		6,053	6,144
4.230% due 04/22/2034		4,863	5,019
4.230% due 05/22/2034		12,778	13,328
4.230% due 09/22/2034		4,594	4,667
4.230% due 04/22/2035		2,095	2,129

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.230% due 05/22/2035	$3,936	$4,040
4.230% due 06/22/2035	2,887	2,988
4.230% due 09/22/2035	1,950	1,956
4.230% due 12/22/2035	12,657	13,058
4.230% due 04/22/2036	3,847	3,905
4.230% due 11/22/2036	4,474	4,621
4.230% due 06/22/2038	2,509	2,585
4.230% due 02/22/2041	3,298	3,446
5.858% due 07/17/2040	10,000	10,892

Bear Stearns Adjustable Rate Mortgage Trust
2.550% due 10/25/2035	11,073	9,794
2.560% due 08/25/2035	1,152	1,093
2.616% due 04/25/2034	9,779	9,377
2.714% due 08/25/2033	65	62
2.760% due 03/25/2035	12,129	11,589
2.764% due 05/25/2033	1,183	1,189
2.775% due 08/25/2033	333	324
2.888% due 04/25/2033	2,495	2,472
2.934% due 03/25/2035	1,040	999
2.937% due 08/25/2035	10,724	7,878
2.939% due 11/25/2034	220	209
2.961% due 04/25/2033	292	287
2.972% due 05/25/2034	35	35
2.979% due 07/25/2034	738	674
3.013% due 05/25/2034	110	104
3.063% due 10/25/2035	226,371	214,970
3.113% due 09/25/2034	565	488
3.118% due 03/25/2035	8,398	6,927
3.141% due 11/25/2034	4,435	3,878
3.349% due 01/25/2034	3,287	3,161
3.350% due 02/25/2034	3,354	2,862
3.399% due 02/25/2033	89	83
3.458% due 01/25/2035	444	431
3.538% due 12/25/2035	8,213	7,876
3.550% due 01/25/2034	10	10
3.569% due 10/25/2033	57	59
3.580% due 01/25/2034	18	15
3.590% due 11/25/2030	4,749	4,773
3.691% due 11/25/2034	5,211	4,986
4.578% due 05/25/2034	30	30
4.625% due 02/25/2036	18,091	16,399
4.765% due 04/25/2034	75	70
4.963% due 01/25/2035	80	70
5.007% due 01/25/2035	2,727	2,750
5.137% due 08/25/2035	91,600	91,306
5.154% due 03/25/2035	12,486	11,158
5.329% due 08/25/2035	32,239	28,916
5.347% due 05/25/2047	45,947	35,335
5.350% due 04/25/2033	8,326	8,326
5.382% due 02/25/2036	5,997	5,274
5.462% due 04/25/2033	651	646
5.671% due 02/25/2033	5,150	5,168
5.699% due 02/25/2036	6,488	4,679

Bear Stearns Alt-A Trust
0.416% due 02/25/2034	5,814	4,485
0.456% due 02/25/2034	83	34
0.476% due 04/25/2035	3,435	2,575
0.476% due 12/25/2046 (a)	129	4
0.496% due 02/25/2036	4,702	2,985
2.528% due 12/25/2033	1,398	1,303
2.762% due 03/25/2035	30	21
2.848% due 05/25/2035	136,970	107,601
2.984% due 09/25/2035	67,911	51,626
3.053% due 09/25/2034	318	231

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.078% due 02/25/2034	$6,769	$6,152
3.301% due 01/25/2035	6,024	4,733
3.944% due 02/25/2034	63	57
4.523% due 10/25/2033	63	53
4.805% due 08/25/2036	8,824	2,281
5.011% due 01/25/2036	27,407	16,379
5.226% due 03/25/2036	3,189	1,680
5.316% due 11/25/2036	475	294
5.354% due 02/25/2036	2,707	1,390
5.386% due 11/25/2036	107	67
5.533% due 11/25/2036	845	598
6.160% due 08/25/2036	170	111

Bear Stearns Commercial Mortgage Securities
0.367% due 03/15/2019	472	446
3.970% due 11/11/2035	58	59
4.980% due 02/11/2041	349	370
5.116% due 02/11/2041	900	972
5.201% due 12/11/2038	2,250	2,379
5.331% due 02/11/2044	51,225	52,801
5.468% due 06/11/2041	100	110
5.471% due 01/12/2045	30,150	33,041
5.593% due 06/11/2040	3,016	3,098
5.610% due 11/15/2033	1,770	1,821
5.623% due 03/11/2039	13,650	15,083
5.694% due 06/11/2050	48,340	52,263
5.700% due 06/13/2050	57,455	61,925
5.703% due 06/11/2050	1,300	1,415
5.882% due 09/11/2038	518	572
5.907% due 06/11/2040	65,984	71,758
6.440% due 06/16/2030	18	18
6.480% due 02/15/2035	203	206
7.000% due 05/20/2030	21,664	23,573

Bear Stearns Mortgage Funding Trust
0.326% due 02/25/2037	35	35

Bear Stearns Mortgage Securities, Inc.
2.621% due 06/25/2030	68	69

Bear Stearns Structured Products, Inc.
3.013% due 01/26/2036	6,361	4,414
5.436% due 12/26/2046	5,903	4,215

Bella Vista Mortgage Trust
0.507% due 05/20/2045	65	37

CC Mortgage Funding Corp.
0.436% due 05/25/2036	3,965	2,165

Chase Mortgage Finance Corp.
2.904% due 02/25/2037	2,385	2,247
3.186% due 02/25/2037	1,626	1,511
4.912% due 02/25/2037	18,967	18,452
5.184% due 12/25/2035	22,698	20,587
5.294% due 12/25/2035	12,414	11,029
5.420% due 03/25/2037	24,028	19,957
5.970% due 03/25/2037	1,216	1,215
6.000% due 09/25/2036	275	218
6.000% due 11/25/2036	1,602	1,416
6.000% due 02/25/2037	3,000	2,458
6.000% due 03/25/2037	20,000	17,696

Chaseflex Trust
0.756% due 06/25/2035	7,431	5,399
5.500% due 06/25/2035	45	43
6.000% due 02/25/2037	4,500	3,571

Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033	250	258
5.500% due 04/25/2037	6,571	5,943
5.750% due 09/25/2037	10,076	9,071
6.000% due 06/25/2036	8,900	8,599

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	$350	$379
5.622% due 12/10/2049	152	154
5.860% due 07/17/2040	7,592	7,081
5.887% due 12/10/2049	10,118	10,860
5.919% due 03/15/2049	425	471
6.294% due 12/10/2049	39,502	42,465

Citigroup Mortgage Loan Trust, Inc.
0.326% due 01/25/2037	1,376	897
1.056% due 08/25/2035	4,747	3,110
2.210% due 08/25/2035	11,135	10,528
2.510% due 08/25/2035	2,351	2,216
2.560% due 08/25/2035	85,493	79,833
2.650% due 10/25/2035	49,667	42,096
2.650% due 12/25/2035	55,819	53,880
2.888% due 12/25/2035	4,612	2,821
2.917% due 08/25/2035	80,442	75,873
2.986% due 09/25/2034	1,783	1,691
3.408% due 02/25/2034	6,793	6,645
5.567% due 07/25/2046	13,528	9,431
5.864% due 09/25/2037	88,863	65,185

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	94,870	98,490
5.548% due 01/15/2046	300	324
5.617% due 10/15/2048	3,515	3,831
5.886% due 11/15/2044	3,955	4,282

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	3,371	2,570

Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	374	417

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	170	186

Commercial Mortgage Loan Trust
6.214% due 12/10/2049	58,150	61,539

Commercial Mortgage Pass-Through Certificates
0.478% due 02/05/2019	3,925	3,507
0.757% due 07/16/2034	1,090	1,065
4.049% due 10/15/2037	9	9
5.306% due 12/10/2046	137,853	143,555
5.543% due 12/11/2049	7,500	8,017
6.009% due 12/10/2049	5,550	6,050

Community Program Loan Trust
4.500% due 10/01/2018	3,079	3,095
4.500% due 04/01/2029	26,000	25,102

Countrywide Alternative Loan Trust
0.407% due 05/20/2046	973	948
0.426% due 01/25/2037	4,030	2,219
0.436% due 05/25/2047	5,509	3,060
0.446% due 09/25/2046	40,350	23,865
0.452% due 12/20/2046	112,501	55,865
0.456% due 05/25/2036	3,226	1,757
0.456% due 06/25/2037	21	12
0.466% due 05/25/2035	363	232
0.466% due 07/25/2046	7,567	4,240
0.467% due 07/20/2046	49,120	22,670
0.506% due 09/25/2046	1,000	50
0.506% due 10/25/2046	537	161
0.516% due 07/25/2046	800	22
0.526% due 05/25/2036	571	120
0.536% due 02/25/2037	5,480	3,159
0.606% due 09/25/2035	3,255	1,901
0.606% due 05/25/2037	442	229
0.706% due 08/25/2033	64	58
0.806% due 10/25/2036	11,683	6,965

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.956% due 10/25/2035	$6,891	$5,215
1.356% due 02/25/2036	14,401	9,141
1.370% due 12/25/2035	901	558
1.370% due 02/25/2036	1,298	870
1.470% due 08/25/2035	568	293
1.870% due 11/25/2035	2,818	1,616
2.426% due 11/25/2035	36	21
5.000% due 08/25/2019	826	807
5.000% due 01/25/2035	64	55
5.250% due 10/25/2033	18,474	17,465
5.250% due 06/25/2035	2,383	1,953
5.303% due 10/25/2035	3,864	3,235
5.500% due 06/25/2035	17,000	13,846
5.715% due 11/25/2035	3,329	2,082
5.750% due 03/25/2037	3,000	2,053
5.773% due 02/25/2037	40,603	29,254
5.931% due 08/25/2036	921	917
6.000% due 10/25/2032	1,497	1,539
6.000% due 10/25/2033	753	756
6.000% due 12/25/2033	27	26
6.000% due 02/25/2034	31	32
6.000% due 04/25/2036	3,580	2,688
6.000% due 01/25/2037	16,424	11,551
6.000% due 02/25/2037	1,990	1,458
6.250% due 12/25/2033	469	486
6.250% due 11/25/2036	2,406	1,636
6.250% due 08/25/2037	7,802	5,481
6.500% due 05/25/2036	9,266	5,947

Countrywide Home Loan Mortgage Pass-Through Trust
0.486% due 05/25/2035	18,391	12,025
0.546% due 04/25/2035	21,988	14,076
0.576% due 03/25/2035	620	383
0.586% due 02/25/2035	2,538	1,805
0.596% due 02/25/2035	519	360
0.596% due 06/25/2035	8,028	6,853
0.596% due 03/25/2036	866	281
0.606% due 02/25/2036	492	145
0.636% due 09/25/2034	40	24
0.656% due 08/25/2018	2,250	2,211
2.375% due 07/19/2031	26	25
2.626% due 06/20/2034	1,668	1,475
2.985% due 08/25/2034	456	358
3.069% due 04/20/2035	21	21
3.172% due 02/20/2035	2,059	1,803
3.177% due 11/20/2034	10,595	9,142
3.313% due 10/19/2032	65	47
3.466% due 11/25/2034	2,587	2,241
3.913% due 07/25/2034	4,948	4,669
4.126% due 11/19/2033	1,534	1,540
4.669% due 02/20/2036	41,090	32,217
5.000% due 11/25/2035	5,008	4,440
5.103% due 10/20/2035	3,356	2,532
5.114% due 02/25/2047	2,894	1,759
5.223% due 04/25/2035	20,410	18,244
5.230% due 01/20/2035	5,323	5,221
5.242% due 03/25/2037	2,790	1,736
5.250% due 04/25/2035	24,404	23,368
5.250% due 02/20/2036	50	32
5.416% due 02/20/2036	859	595
5.500% due 12/25/2034	26,479	25,410
5.500% due 05/25/2035	154,140	147,002
5.500% due 09/25/2035	22,083	19,594
5.500% due 10/25/2035	25,399	22,958
5.500% due 11/25/2035	22,606	18,491

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 04/25/2038	$18,604	$17,425
5.508% due 04/20/2036	8,217	6,069
5.631% due 05/20/2036	5,079	3,747
5.750% due 02/25/2037	10,450	9,318
5.890% due 09/25/2047	8,451	6,412
6.000% due 10/25/2034	144	144
6.000% due 08/25/2037	37,466	34,893
6.000% due 09/25/2037	1,663	1,465
6.250% due 09/25/2036	18,000	16,120
6.500% due 01/25/2034	485	491
6.500% due 11/25/2034	1,327	1,335
7.500% due 06/25/2035	435	430

Credit Suisse First Boston Mortgage Securities Corp.
0.962% due 03/25/2032	619	521
1.842% due 05/25/2032	68	69
2.494% due 07/25/2033	36	34
2.682% due 08/25/2033	199	195
2.751% due 04/25/2034	29,663	28,685
2.758% due 06/25/2032	31	27
2.840% due 09/25/2034	2,077	1,918
2.995% due 05/25/2032	157	160
4.106% due 12/15/2035	5,732	5,875
4.485% due 11/15/2036	1,350	1,355
4.856% due 06/25/2032	15	13
5.435% due 09/15/2034	7,170	7,358
5.500% due 09/25/2035	15,914	14,324
5.500% due 10/25/2035	5,403	4,913
6.000% due 11/25/2035	72	61
6.500% due 04/25/2033	1,684	1,730
7.170% due 05/17/2040	63	63
7.500% due 12/25/2032	4	4

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	4,200	4,202
5.467% due 09/15/2039	43,630	45,989
5.467% due 09/16/2039	47,400	50,700
5.467% due 09/18/2039	26,000	28,324
5.509% due 04/15/2047	40,150	43,254
5.579% due 04/25/2037	2,017	1,078
5.695% due 09/15/2040	47,601	48,834
5.837% due 06/10/2049	34,815	37,659
5.846% due 03/15/2039	14,987	15,914
5.863% due 02/25/2037	5,163	3,153

CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	3,829	2,488
5.720% due 09/25/2036	3,765	2,739
6.172% due 06/25/2036	4,665	2,917

CW Capital Cobalt Ltd.
5.484% due 04/15/2047	4,100	4,119

Deutsche ALT-A Securities, Inc.
0.346% due 08/25/2037	2,339	2,336
0.356% due 10/25/2036	13	5
0.406% due 02/25/2047	16,519	9,015
5.050% due 09/25/2035	4	4
5.082% due 10/25/2035	7,749	6,760
5.386% due 10/25/2035	12,307	9,575
5.500% due 12/25/2035	4,100	3,005
5.869% due 10/25/2036	3,533	2,158
5.886% due 10/25/2036	3,533	2,078
6.005% due 10/25/2036 (a)	2,944	2,055
6.300% due 07/25/2036	3,896	2,288

DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (q)	197	168
8.000% due 03/25/2022	5	5

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Downey Savings & Loan Association Mortgage Loan Trust
0.437% due 04/19/2048		$5,055	$2,037
2.483% due 07/19/2044		85	63

Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		13	13

EMF-NL
1.646% due 04/17/2041	EUR	10,200	10,776
1.846% due 10/17/2041		35,000	39,602

Eurosail PLC
1.596% due 10/17/2040		5,926	7,226

First Horizon Alternative Mortgage Securities
0.756% due 06/25/2035		$16,526	12,996
2.344% due 08/25/2034		2,040	1,705
2.374% due 08/25/2035		6,506	4,833
2.570% due 09/25/2035		10,181	7,385
2.615% due 04/25/2035		5,362	4,528
5.500% due 05/25/2035		10,908	9,508
6.250% due 08/25/2037		2,229	1,582

First Horizon Asset Securities, Inc.
2.838% due 07/25/2033		17	17
2.849% due 02/25/2034		106	107
2.875% due 04/25/2035		10,717	9,538
2.875% due 06/25/2035		8,132	7,142
2.876% due 12/25/2033		27	26
2.923% due 08/25/2035		5,918	5,708
3.051% due 10/25/2035		8,484	6,853
5.250% due 05/25/2021		2,615	2,397
5.250% due 03/25/2035		11,071	10,007
5.287% due 06/25/2035		7,516	7,038
5.307% due 06/25/2035		2,040	1,924
5.447% due 01/25/2037		224	186
5.451% due 09/25/2035		20,272	19,372
5.500% due 01/25/2035		1,600	1,599
5.539% due 11/25/2035		11,362	10,484
5.555% due 11/25/2034		12,032	11,999
6.438% due 10/25/2036		4,838	4,191

First Nationwide Trust
6.750% due 08/21/2031		817	864

First Republic Mortgage Loan Trust
0.557% due 08/15/2032		509	473
0.607% due 11/15/2031		432	393
0.657% due 11/15/2032		77	74
0.736% due 06/25/2030		1,715	1,635
0.757% due 11/15/2030		68	65

First Union National Bank Commercial Mortgage
6.141% due 02/12/2034		176	184

First Union National Bank-Bank of America Commercial Mortgage Trust
6.136% due 03/15/2033		1,867	1,871

Fund America Investors Corp. II
2.577% due 06/25/2023		170	168

GE Capital Commercial Mortgage Corp.
0.644% due 06/10/2048 (b)		2,830	22
4.229% due 12/10/2037		4,397	4,477
6.496% due 01/15/2033		641	642

GMAC Commercial Mortgage Securities, Inc.
5.301% due 08/10/2038		3,325	3,640
5.713% due 10/15/2038		600	632
6.957% due 09/15/2035		32	32

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GMAC Mortgage Corp. Loan Trust
0.706% due 12/25/2033		$239	$230
3.176% due 06/25/2034		4,931	4,293
4.535% due 06/25/2034		78	74
4.981% due 05/25/2035		10,199	9,359
5.500% due 09/25/2034		602	613

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		210	210
8.950% due 08/20/2017		26	32

Government Lease Trust
4.000% due 05/18/2011		44,915	45,701
6.480% due 05/18/2011		1,168	1,180

Gracechurch Mortgage Financing PLC
0.425% due 11/20/2056		135,197	132,827
0.445% due 11/20/2056		11,900	11,619
0.994% due 11/20/2056	EUR	96,920	129,779

Granite Master Issuer PLC
0.347% due 12/17/2054		$7,956	7,431
0.357% due 12/20/2054		71,073	66,382
0.680% due 12/20/2054	GBP	1,460	2,142
0.690% due 12/20/2054		15,072	22,046
0.717% due 12/17/2054	EUR	2,921	3,714
0.727% due 12/20/2054		21,877	27,814
0.760% due 12/20/2054	GBP	4,440	6,491
0.797% due 12/20/2054	EUR	9,614	12,219

Greenpoint Mortgage Funding Trust
0.336% due 10/25/2046		$780	712
0.336% due 01/25/2047		690	649
0.456% due 10/25/2046		1,000	138
0.456% due 12/25/2046		900	110
0.476% due 06/25/2045		1,459	967
0.526% due 04/25/2036		670	136
0.526% due 11/25/2045		713	425
0.596% due 10/25/2046		900	106

Greenwich Capital Commercial Funding Corp.
0.398% due 11/05/2021		14,600	13,315
4.799% due 08/10/2042		2,600	2,775
5.224% due 04/10/2037		27,908	30,128
5.381% due 03/10/2039		623	646
5.444% due 03/10/2039		93,756	98,987

GS Mortgage Securities Corp. II
0.348% due 03/06/2020		5,013	4,869
0.618% due 05/03/2018		99	99
4.761% due 07/10/2039		225	237
5.479% due 11/10/2039		160	164
5.506% due 04/10/2038		112	113
5.560% due 11/10/2039		35,665	38,046
6.002% due 08/10/2045		5,000	5,235
6.044% due 08/15/2018		3,427	3,502
6.615% due 02/14/2016		1,800	1,838
6.624% due 05/03/2018		55,496	56,836

GSMPS Mortgage Loan Trust
7.500% due 06/25/2043		5,726	5,694

GSR Mortgage Loan Trust
0.606% due 01/25/2034		77	63
2.140% due 03/25/2033		71	70
2.573% due 06/25/2034		53	50
2.866% due 09/25/2035		43,922	43,129
2.876% due 11/25/2035		8,820	7,720
2.900% due 09/25/2035		12,900	10,461
2.910% due 07/25/2035		9,800	7,381
2.923% due 09/25/2035		74,340	71,300
2.942% due 05/25/2035		44,440	37,589
3.041% due 12/25/2034		6,447	5,435

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.100% due 04/25/2035	$11,824	$10,437
3.209% due 04/25/2036	173	146
3.333% due 01/25/2035	7,537	6,464
4.923% due 01/25/2036	495	392
5.086% due 04/25/2035	11,075	10,250
5.196% due 11/25/2035	153,303	149,372
5.318% due 11/25/2035	9,650	8,175
5.338% due 05/25/2035	12,030	11,325
5.500% due 03/25/2035	150	141
5.750% due 02/25/2036	4,000	3,429
5.750% due 02/25/2037	26,637	24,975
6.000% due 03/25/2032	31	31
6.000% due 11/25/2035	26,346	24,678
6.000% due 01/25/2037	49,344	46,212
6.000% due 03/25/2037	37,083	33,508
6.000% due 05/25/2037	27,399	26,046
6.500% due 09/25/2036	12,272	10,553

GSRPM Mortgage Loan Trust
0.956% due 01/25/2032	938	860

Harborview Mortgage Loan Trust
0.387% due 04/19/2038	28,273	17,045
0.407% due 01/25/2047	6,839	3,846
0.437% due 07/19/2046	47,716	28,537
0.447% due 01/19/2038	11,708	7,353
0.448% due 07/21/2036	7,061	4,065
0.457% due 09/19/2046	10,299	5,910
0.477% due 05/19/2035	2,364	1,483
0.497% due 03/19/2036	18,808	10,987
0.537% due 02/19/2036	13,383	8,114
0.567% due 11/19/2035	7,834	5,203
0.597% due 06/20/2035	8,279	7,012
0.607% due 01/19/2035	3,703	2,120
0.627% due 02/19/2034	9	8
1.256% due 11/25/2047	4,435	3,012
2.486% due 06/19/2034	9,000	7,897
2.956% due 07/19/2035	1,132	916
3.041% due 05/19/2033	127	129
3.048% due 07/19/2035	222	177
5.653% due 08/19/2036	6,996	5,855

Homebanc Mortgage Trust
0.436% due 12/25/2036	3,516	2,563
5.776% due 04/25/2037	4,100	2,482
5.805% due 04/25/2037	8,867	7,641

Impac CMB Trust
1.016% due 10/25/2033	10	8
1.256% due 07/25/2033	1,606	1,108
4.664% due 09/25/2034	574	571

Impac Secured Assets CMN Owner Trust
0.346% due 11/25/2036	2,800	2,561

Indymac ARM Trust
2.106% due 01/25/2032	590	459
2.157% due 01/25/2032	161	120
6.568% due 08/25/2031	472	449

Indymac IMSC Mortgage Loan Trust
0.436% due 07/25/2047	16,688	7,866

Indymac INDA Mortgage Loan Trust
4.947% due 01/25/2036	26,798	22,497
5.679% due 08/25/2036	4,100	3,023

Indymac INDB Mortgage Loan Trust
0.556% due 11/25/2035	1,327	618

Indymac Index Mortgage Loan Trust
0.446% due 09/25/2046	29,693	17,138
0.456% due 11/25/2046	1,106	249
0.456% due 06/25/2047	15,162	8,648

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.496% due 04/25/2035	$2,585	$1,683
0.496% due 07/25/2035	4,446	2,822
0.556% due 06/25/2037	2,576	992
1.036% due 05/25/2034	30	20
2.675% due 01/25/2036	12,613	7,781
2.767% due 12/25/2034	2,389	1,798
3.106% due 01/25/2035	312	231
5.000% due 08/25/2035	3,392	2,419
5.039% due 04/25/2037	18,145	9,216
5.090% due 09/25/2035	6,647	3,492
5.111% due 01/25/2036	1,700	1,332
5.190% due 10/25/2035	1,606	1,238
5.274% due 06/25/2035	2,896	2,202
5.428% due 06/25/2036	2,889	2,237
5.487% due 04/25/2037	41,234	23,876

Jamaica Housing Development
3.104% due 10/01/2018	5,485	5,343

JPMorgan Alternative Loan Trust
0.426% due 08/25/2036	30,000	20,649
5.550% due 10/25/2036	716	671

JPMorgan Chase Commercial Mortgage Securities Corp.
0.039% due 01/12/2043 (b)	10,723	5
0.632% due 07/15/2019	16,624	14,358
4.372% due 10/12/2037	413	422
4.393% due 07/12/2037	24	25
4.575% due 07/15/2042	1,441	1,444
4.824% due 09/12/2037	16,300	16,588
5.050% due 12/12/2034	10,000	10,643
5.273% due 02/12/2051	15	15
5.336% due 05/15/2047	225,858	235,285
5.399% due 05/15/2045	2,235	2,411
5.420% due 01/15/2049	67,884	70,748
5.429% due 12/12/2043	500	533
5.440% due 06/12/2047	56,285	59,094
5.794% due 02/12/2051	15,695	16,913
5.857% due 10/12/2035	1,985	2,053
5.882% due 02/15/2051	33,040	34,713
5.915% due 02/12/2049	4,250	4,610
5.932% due 02/12/2049	79,566	87,345
6.006% due 06/15/2049	40,845	42,285
6.062% due 04/15/2045	43,365	48,137

JPMorgan Mortgage Trust
2.971% due 07/25/2035	32,437	31,646
3.012% due 07/25/2035	14,251	13,521
3.075% due 02/25/2036	5,568	5,236
3.106% due 08/25/2035	10,345	8,967
3.152% due 08/25/2035	6,198	5,484
3.279% due 07/25/2035	3,356	3,126
3.353% due 10/25/2035	45,516	40,031
4.071% due 11/25/2033	70	70
4.781% due 07/25/2035	9,102	8,685
4.788% due 02/25/2034	3,557	3,664
4.861% due 04/25/2035	1,427	1,364
5.000% due 08/25/2020	33,533	33,156
5.022% due 02/25/2035	6,538	6,631
5.055% due 02/25/2036	34,322	27,155
5.121% due 10/25/2035	26,445	23,856
5.339% due 08/25/2035	12,068	12,227
5.409% due 11/25/2035	9,770	9,477
5.412% due 10/25/2035	2,224	1,903
5.419% due 09/25/2035	3,067	2,935
5.500% due 07/25/2036	10,663	9,918
5.570% due 07/27/2037	35,920	31,826
5.686% due 04/25/2036	41,608	40,347

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.722% due 05/25/2036	$13,560	$11,739
5.725% due 04/25/2037	76	68
5.747% due 04/25/2036	12,600	10,529
5.750% due 01/25/2036	16,317	14,765
5.893% due 10/25/2036	15,578	13,855
6.030% due 10/25/2036	79,112	70,264
6.500% due 07/25/2036	14,251	12,288

LB Commercial Conduit Mortgage Trust
6.152% due 07/15/2044	23,694	24,971

LB Mortgage Trust
8.451% due 01/20/2017	8,545	8,785

LB-UBS Commercial Mortgage Trust
4.553% due 07/15/2030	29	29
4.563% due 09/15/2026	6,087	6,219
4.568% due 01/15/2031	390	415
5.372% due 09/15/2039	20,900	22,770
5.424% due 02/15/2040	75,816	80,001
5.430% due 02/15/2040	88,983	93,235
5.661% due 03/15/2039	16,790	18,201
5.866% due 09/15/2045	6,110	6,475
6.080% due 06/15/2038	2,516	2,776
6.133% due 12/15/2030	1,150	1,197
6.365% due 12/15/2028	694	711
6.510% due 12/15/2026	339	340
6.653% due 11/15/2027	31	32

Lehman Mortgage Trust
0.576% due 08/25/2036	32,036	23,964
6.405% due 04/25/2036	5,073	4,743

Luminent Mortgage Trust
0.426% due 12/25/2036	22,998	14,589
0.436% due 12/25/2036	10,065	5,818
0.456% due 10/25/2046	7,660	4,937

MASTR Adjustable Rate Mortgages Trust
0.466% due 04/25/2046	13,633	7,535
0.496% due 05/25/2037	2,921	1,502
0.556% due 05/25/2047	1,000	232
2.561% due 07/25/2035	5,320	4,151
2.712% due 05/25/2034	412	324
2.760% due 10/25/2032	2,387	2,415
2.903% due 11/21/2034	16,700	15,221
3.605% due 12/25/2033	669	584

MASTR Alternative Loans Trust
0.656% due 11/25/2033	629	611
0.656% due 03/25/2036	12,859	4,232

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,663	2,754
5.750% due 05/25/2036	24,375	21,102

MASTR Seasoned Securities Trust
6.206% due 09/25/2017	12,062	12,395
6.500% due 08/25/2032	24,513	25,601

Mellon Residential Funding Corp.
0.607% due 11/15/2031	14,352	13,631
0.697% due 12/15/2030	2,985	2,818
0.737% due 06/15/2030	4,270	4,164
1.137% due 11/15/2031	225	160
2.610% due 10/20/2029	8,236	7,770

Merrill Lynch Alternative Note Asset
0.556% due 03/25/2037	5,070	2,288
5.334% due 06/25/2037	3,836	1,984

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	10,430	10,822
5.378% due 08/12/2048	25,620	25,597
5.485% due 03/12/2051	33,790	33,970
5.700% due 09/12/2049	95,407	100,115

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.748% due 06/12/2050	$29,150	$29,782
6.163% due 08/12/2049	58,832	63,716

Merrill Lynch Floating Trust
0.327% due 06/15/2022	800	766
0.796% due 07/09/2021	33,893	31,550

Merrill Lynch Mortgage Investors, Inc.
0.466% due 02/25/2036	430	335
0.506% due 08/25/2036	1,597	1,058
2.160% due 12/25/2032	335	336
2.423% due 05/25/2033	1,220	1,252
2.570% due 02/25/2033	65	62
2.752% due 06/25/2035	35,683	32,806
2.786% due 08/25/2034	3,792	3,746
2.799% due 02/25/2035	3,973	3,791
2.852% due 02/25/2034	34	33
2.953% due 05/25/2033	19	19
4.341% due 12/25/2035	4,620	3,828
5.345% due 09/25/2035	47,955	43,862
5.430% due 12/25/2035	17,763	16,458
6.720% due 11/15/2026	15	16
7.071% due 12/15/2030	2,805	3,102

Merrill Lynch Mortgage Trust
0.330% due 11/12/2035 (b)	2,608	1

Merrill Lynch Mortgage-Backed Securities Trust
5.597% due 04/25/2037	18,207	13,765

MLCC Mortgage Investors, Inc.
0.506% due 11/25/2035	2,383	2,009
0.586% due 11/25/2029	872	765
0.916% due 06/25/2028	3,326	3,192
1.259% due 10/25/2035	1,799	1,548
1.754% due 01/25/2029	632	620
2.009% due 10/25/2035	101,032	92,363
2.269% due 02/25/2036	12,626	10,614
2.367% due 04/25/2035	1,155	1,090
2.473% due 05/25/2036	7,263	6,379
4.250% due 10/25/2035	4,220	3,623
5.954% due 06/25/2037	5,563	5,199

Morgan Stanley Capital I
0.318% due 10/15/2020	50,219	46,433
3.270% due 05/15/2040	147	147
5.332% due 12/15/2043	41,870	45,674
5.364% due 03/15/2044	2,500	2,604
5.447% due 02/12/2044	530	554
5.557% due 03/12/2044	700	766
5.569% due 12/15/2044	26,700	26,439
5.692% due 04/15/2049	58,600	60,940
5.809% due 12/12/2049	107,810	114,327
6.075% due 06/11/2049	35,809	38,366

Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	26,500	28,058
5.500% due 04/25/2017	20	21
5.720% due 12/18/2032	454	457
6.660% due 02/15/2033	3,267	3,284

Morgan Stanley Mortgage Loan Trust
0.566% due 01/25/2035	27	21
5.175% due 06/25/2036	5,905	5,548
5.218% due 07/25/2035	6,588	5,887
5.701% due 02/25/2047	4,007	2,780
6.116% due 06/25/2036	31,052	16,281

Morgan Stanley Re-REMIC Trust
6.002% due 08/12/2045	220,737	241,825

New York Mortgage Trust, Inc.
5.462% due 05/25/2036	37,756	29,840

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Newgate Funding PLC
1.325% due 12/15/2050	GBP	74,405	$112,500
1.479% due 12/15/2050	EUR	103,300	114,208

Nomura Asset Acceptance Corp.
2.788% due 10/25/2035		$279	216
5.368% due 02/25/2036		1,418	852
5.820% due 03/25/2047		3,203	2,616
6.138% due 03/25/2047		2,943	2,424
7.000% due 02/19/2030		2,235	2,283

OBP Depositor LLC Trust
4.646% due 07/15/2045		62,000	67,171

Ocwen Residential MBS Corp.
7.000% due 10/25/2040		185	21

Opera Finance PLC
1.025% due 01/15/2015	EUR	14,050	14,902

Opteum Mortgage Acceptance Corp.
0.516% due 07/25/2035		$2,045	1,823

Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		25	27

Paine Webber CMO Trust
8.625% due 09/01/2018		2	2
1359.500% due 08/01/2019 (b)		0	1

Permanent Master Issuer PLC
0.606% due 10/15/2033		6,500	6,389
0.636% due 07/15/2033		10,000	9,725
0.834% due 10/15/2033	GBP	18,000	27,398

Prime Mortgage Trust
0.656% due 02/25/2019		$1,098	1,063
0.656% due 02/25/2034		8,363	7,596
5.000% due 02/25/2019		45	46

Provident Funding Mortgage Loan Trust
2.740% due 10/25/2035		7,716	7,172
2.800% due 04/25/2034		9,453	9,584

Prudential Securities Secured Financing Corp.
7.623% due 06/16/2031		895	895

Prudential-Bache CMO Trust
8.400% due 03/20/2021		57	58

RBSCF Trust
5.223% due 08/16/2048		41,077	43,115
5.331% due 02/16/2044		21,173	23,023
5.336% due 05/16/2047		29,124	30,573
5.420% due 01/16/2049		28,804	31,513
5.467% due 09/16/2039		1,900	2,032
5.692% due 04/16/2049		26,300	28,899
5.695% due 09/16/2040		7,500	8,045
6.068% due 09/17/2039		2,600	2,817
6.102% due 02/16/2051		42,211	46,852
6.216% due 12/16/2049		37,000	40,801

Regal Trust IV
3.297% due 09/29/2031		889	840

Resecuritization Mortgage Trust
0.506% due 04/26/2021		1	1

Residential Accredit Loans, Inc.
0.436% due 06/25/2046		141,506	56,582
0.506% due 08/25/2037		11,883	6,630
0.556% due 08/25/2035		1,197	765
0.561% due 09/25/2046		500	30
0.586% due 03/25/2037		3,226	1,334
0.656% due 01/25/2033		68	58
0.906% due 07/25/2033		252	202
3.359% due 08/25/2035		2,107	852
5.676% due 09/25/2035		2,536	1,823
5.714% due 02/25/2036 (a)		2,771	1,447
6.000% due 06/25/2036		184	119

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034		$9	$9
8.500% due 10/25/2031		575	599

Residential Asset Securitization Trust
0.656% due 01/25/2046		29,772	14,307
0.706% due 12/25/2036		1,008	400
5.000% due 08/25/2019		9,548	9,491
5.500% due 07/25/2035		1,515	1,219
5.750% due 02/25/2036		2,150	1,540
6.250% due 10/25/2036		1,458	875

Residential Funding Mortgage Securities I
0.656% due 07/25/2018		303	282
3.275% due 09/25/2035		286	211
5.250% due 03/25/2034		199	204
5.500% due 12/25/2034		1,600	1,616
6.000% due 06/25/2036		5,930	5,318
6.500% due 03/25/2032		567	583

Saecure BV
1.041% due 05/25/2036	EUR	443	599

Salomon Brothers Mortgage Securities VII, Inc.
0.756% due 05/25/2032		$142	117
3.023% due 12/25/2030		109	113
4.865% due 03/18/2036		80	84
5.045% due 03/18/2036		40	41

Santa Barbara Savings & Loan Association
9.500% due 11/20/2018		168	188

Sears Mortgage Securities
12.000% due 02/25/2014		35	40

Securitized Asset Sales, Inc.
2.782% due 11/26/2023		113	110

Sequoia Mortgage Trust
0.457% due 07/20/2036		4,451	3,686
0.607% due 10/19/2026		530	456
0.607% due 07/20/2033		656	619
0.637% due 10/20/2027		421	381
0.917% due 06/20/2033		54	49
2.536% due 01/20/2047		7,151	5,841
2.911% due 04/20/2035		33,455	31,908
5.509% due 09/20/2046		16,450	14,475
5.732% due 01/20/2047		11,511	10,240

Sovereign Commercial Mortgage Securities Trust
5.846% due 07/22/2030		1,172	1,217

Structured Adjustable Rate Mortgage Loan Trust
0.476% due 05/25/2037		368	232
0.496% due 06/25/2035		1,206	886
1.752% due 01/25/2035		509	283
2.463% due 05/25/2034		428	405
2.534% due 06/25/2035		5,132	3,725
2.590% due 07/25/2034		1,013	932
2.653% due 01/25/2035		514	399
2.664% due 04/25/2034		6,133	5,365
2.675% due 03/25/2034		1,734	1,708
2.695% due 08/25/2035		43	35
2.727% due 08/25/2034		2,462	2,241
2.783% due 02/25/2034		2,040	1,964
5.144% due 01/25/2036		7,210	6,167
5.190% due 12/25/2034		281	270
5.197% due 09/25/2036		4,100	2,303
5.210% due 09/25/2034		1,737	1,631
5.211% due 05/25/2036		4,100	2,946
5.285% due 11/25/2035		1,795	1,327
5.449% due 07/25/2035		2,145	1,979
5.843% due 03/25/2036		2,648	1,987

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.950% due 02/25/2036	$2,924	$2,089
6.000% due 10/25/2037	2,377	1,151

Structured Asset Mortgage Investments, Inc.
0.356% due 09/25/2047	405	405
0.376% due 08/25/2036	22,433	13,150
0.386% due 03/25/2037	2,099	1,217
0.426% due 03/25/2037	1,288	366
0.446% due 06/25/2036	1,688	992
0.446% due 07/25/2046	50,715	30,770
0.466% due 04/25/2036	157	89
0.466% due 08/25/2036	4,753	2,982
0.466% due 05/25/2046	212	115
0.476% due 05/25/2036	65	37
0.476% due 05/25/2046	17,206	9,230
0.476% due 09/25/2047	300	85
0.486% due 05/25/2045	1,238	816
0.507% due 07/19/2035	917	738
0.516% due 05/25/2046	557	160
0.556% due 08/25/2036	1,100	137
0.566% due 12/25/2035	8,387	4,939
0.587% due 10/19/2034	1,085	983
0.607% due 03/19/2034	15	14
0.837% due 07/19/2034	36	32
0.917% due 09/19/2032	9,626	8,463
1.097% due 10/19/2033	1,109	965
4.549% due 05/25/2022	1,330	1,314
4.833% due 04/30/2030	1	1

Structured Asset Securities Corp.
0.306% due 05/25/2036	222	218
2.085% due 05/25/2032	254	217
2.256% due 01/25/2032	1,852	1,639
2.318% due 07/25/2032	842	599
2.547% due 01/25/2034	8,611	7,282
2.841% due 10/25/2035	982	791
2.911% due 02/25/2032	1,663	1,602
5.250% due 12/25/2034	4,774	4,747
5.372% due 03/25/2033	6,116	6,066
5.750% due 02/25/2035	37,310	34,308
8.348% due 04/15/2027	53	54

Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	36	37

TBW Mortgage-Backed Pass-Through Certificates
0.366% due 01/25/2037	737	678
5.630% due 01/25/2037	1,578	877
5.970% due 09/25/2036	5,726	3,366
6.014% due 07/25/2037	3,128	1,896
6.500% due 07/25/2036	12,128	8,117

Thornburg Mortgage Securities Trust
0.356% due 03/25/2037	3,419	3,308
0.366% due 11/25/2046	937	912
0.376% due 10/25/2046	17,512	17,375
0.386% due 06/25/2037	1,662	1,632
3.714% due 10/25/2043	1,313	1,262
5.816% due 09/25/2047	216,461	189,762

UBS Commercial Mortgage Trust
0.994% due 07/15/2024	113,152	99,962

Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	3,617	3,669

Wachovia Bank Commercial Mortgage Trust
0.337% due 06/15/2020	12,392	10,902
0.347% due 09/15/2021	17,077	15,864
0.432% due 06/15/2049	184,300	106,975
5.090% due 07/15/2042	89	95
5.215% due 01/15/2041	450	477

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.308% due 11/15/2048	$41,805	$45,082
5.342% due 12/15/2043	194,250	191,014
5.416% due 01/15/2045	16,615	17,954
5.509% due 04/15/2047	58,608	58,337
5.678% due 05/15/2046	16,665	17,339
5.888% due 05/15/2043	50	52
5.923% due 05/15/2043	655	723
5.933% due 06/15/2049	365	391

Wachovia Mortgage Loan Trust LLC
5.429% due 10/20/2035	4,006	3,878
5.940% due 03/20/2037	12,996	11,594

WaMu Mortgage Pass-Through Certificates
0.000% due 12/25/2027 (b)	19,378	1,066
0.476% due 07/25/2046	510	117
0.486% due 04/25/2045	534	442
0.516% due 11/25/2045	5,343	4,383
0.526% due 12/25/2045	536	447
0.536% due 11/25/2045	4,246	3,127
0.546% due 10/25/2045	36,291	29,556
0.566% due 01/25/2045	2,645	2,213
0.576% due 01/25/2045	730	599
0.666% due 11/25/2045	800	471
0.666% due 12/25/2045	800	450
0.682% due 11/25/2034	1,310	986
0.796% due 12/25/2027	4,665	4,206
0.802% due 11/25/2034	1,351	908
0.896% due 12/25/2027	20,572	18,553
1.070% due 02/25/2047	54,717	32,355
1.070% due 03/25/2047	47,417	29,727
1.110% due 01/25/2047	22,688	13,404
1.130% due 04/25/2047	31,940	20,590
1.140% due 05/25/2047	31,959	20,557
1.180% due 07/25/2047	1,207	754
1.190% due 12/25/2046	20,680	12,539
1.350% due 06/25/2046	40,636	30,000
1.370% due 02/25/2046	1,247	931
1.370% due 08/25/2046	422	266
1.570% due 11/25/2042	236	206
1.680% due 05/25/2041	23	22
1.770% due 06/25/2042	1,389	1,136
1.770% due 08/25/2042	189	167
2.384% due 03/25/2033	57	54
2.700% due 06/25/2033	10,191	9,797
2.703% due 05/25/2035	78,209	73,206
2.723% due 04/25/2035	14,786	12,565
2.766% due 08/25/2034	1,336	1,313
2.771% due 09/25/2035	38,001	32,809
2.776% due 09/25/2033	430	435
2.785% due 08/25/2035	1,724	1,711
2.786% due 03/25/2034	521	500
2.790% due 01/25/2033	458	444
2.803% due 10/25/2035	3,604	3,007
3.003% due 02/27/2034	1,037	1,033
3.253% due 05/25/2046	2,870	1,926
3.253% due 07/25/2046	2,427	1,709
3.253% due 09/25/2046	1,797	1,305
3.253% due 10/25/2046	29,949	21,060
3.253% due 11/25/2046	4,668	3,265
3.253% due 12/25/2046	5,783	3,776
5.014% due 12/25/2035	29,585	24,035
5.168% due 01/25/2037	14,136	10,977
5.178% due 03/25/2037	95,514	81,258
5.200% due 03/25/2037	32,237	26,524
5.241% due 02/25/2037	53,949	40,689

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.259% due 12/25/2035	$9,347	$8,552
5.344% due 04/25/2037	9,644	7,260
5.424% due 12/25/2036	30,900	23,190
5.432% due 12/25/2036	8,736	6,608
5.503% due 02/25/2037	26,326	19,516
5.561% due 05/25/2037	22,736	18,116
5.746% due 02/25/2037	35,023	25,840
5.753% due 03/25/2037	12,382	11,836
5.831% due 08/25/2036	20,186	17,764
5.868% due 09/25/2036	15,039	12,100
6.000% due 07/25/2034	1,163	1,193

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.140% due 04/25/2047	967	254
1.340% due 05/25/2046	10,300	5,772
6.268% due 07/25/2036	2,260	1,240

Washington Mutual MSC Mortgage Pass-Through Certificates
2.204% due 02/25/2031	3	3
2.409% due 06/25/2033	8,938	8,804
2.452% due 05/25/2033	235	224
2.742% due 01/25/2035	914	888
2.770% due 02/25/2033	55	51
6.500% due 06/25/2032	9	9

Wells Fargo Mortgage-Backed Securities Trust
0.756% due 07/25/2037	7,198	4,663
2.873% due 03/25/2035	7,624	7,008
2.883% due 12/25/2034	3,537	3,461
2.886% due 05/25/2035	4,225	4,021
2.889% due 07/25/2035	99,757	92,410
2.892% due 10/25/2035	2,350	2,122
2.896% due 01/25/2035	12,292	11,216
2.911% due 09/25/2034	21,190	21,599
2.915% due 10/25/2035	28,520	26,809
2.926% due 03/25/2036	5,877	4,379
2.931% due 10/25/2035	32,248	27,188
2.934% due 04/25/2036	111	105
2.938% due 05/25/2035	7,695	7,114
2.955% due 10/25/2035	715	714
2.966% due 12/25/2034	33,324	32,468
2.999% due 10/25/2035	6,194	5,962
3.778% due 06/25/2035	4,857	4,853
4.500% due 11/25/2018	64	65
4.564% due 12/25/2033	10,307	10,406
4.576% due 03/25/2036	205,838	182,102
4.613% due 01/25/2034	4,760	4,888
4.679% due 12/25/2033	984	996
4.701% due 07/25/2034	138	140
4.900% due 01/25/2035	181	176
4.917% due 03/25/2036	10,162	9,155
5.000% due 03/25/2036	6,468	6,150
5.078% due 03/25/2036	72,490	69,991
5.221% due 04/25/2036	29,311	24,737
5.223% due 10/25/2035	12,720	12,536
5.289% due 05/25/2035	6,196	6,158
5.500% due 01/25/2036	13,900	13,272
5.500% due 03/25/2036	3,800	3,525
5.679% due 04/25/2036	42,981	39,241
5.750% due 03/25/2036	18,086	17,376
5.750% due 02/25/2037	1,500	1,412
5.750% due 04/25/2037	12,497	11,591
5.842% due 09/25/2036	12,728	10,612
6.000% due 08/25/2036	11,123	10,451
6.000% due 03/25/2037	13,000	11,950

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 04/25/2037		$4,500	$4,145
6.000% due 07/25/2037		25,576	22,720
6.000% due 08/25/2037		33,870	31,966

Total Mortgage-Backed Securities (Cost $13,132,026)			13,481,164

ASSET-BACKED SECURITIES 1.2%

Access Group, Inc.
1.798% due 10/27/2025		9,500	9,745

Accredited Mortgage Loan Trust
0.306% due 02/25/2037		686	684
4.980% due 10/25/2033		4,024	3,111

ACE Securities Corp.
0.306% due 12/25/2036		75	72
0.316% due 10/25/2036		29	11

AFC Home Equity Loan Trust
0.966% due 12/22/2027		9	5

Ameriquest Mortgage Securities, Inc.
0.456% due 05/25/2035		6,287	6,166
0.486% due 11/25/2035		325	300
1.116% due 10/25/2033		28	28
5.444% due 11/25/2035		3,200	3,319

AMMC CDO
0.542% due 05/03/2018		19,000	18,069

Amortizing Residential Collateral Trust
0.526% due 06/25/2032		228	190
0.836% due 07/25/2032		66	59
0.956% due 10/25/2031		139	121

Aquilae CLO PLC
1.341% due 01/17/2023	EUR	29,057	34,692

Argent Securities, Inc.
0.456% due 10/25/2035		$2,979	2,704

Asset-Backed Funding Certificates
0.316% due 01/25/2037		61	60
0.606% due 06/25/2034		2,789	2,168
0.686% due 12/25/2030		2,420	2,260

Asset-Backed Securities Corp. Home Equity
0.336% due 05/25/2037		3,809	2,560
0.531% due 09/25/2034		597	517
0.746% due 07/25/2035		4,439	4,345

BA Credit Card Trust
0.287% due 11/15/2013		19,860	19,843
0.957% due 12/15/2014		150	151

Bank of America Auto Trust
1.700% due 12/15/2011		16,617	16,626

Bank One Issuance Trust
0.507% due 05/16/2016		500	500

Bear Stearns Asset-Backed Securities Trust
0.296% due 02/25/2037		2,204	2,143
0.306% due 11/25/2036		700	671
0.316% due 01/25/2037		645	595
0.326% due 12/25/2036		4,790	4,407
0.336% due 10/25/2036		78	73
0.346% due 06/25/2047		27	26
0.366% due 11/25/2036		1,179	789
0.406% due 01/25/2037		14,577	12,253
0.446% due 01/25/2047		268	251
0.656% due 10/27/2032		1,593	1,271
0.776% due 07/25/2035		3,958	3,804
0.896% due 12/25/2034		8	6
0.916% due 10/25/2032		4,746	4,479
1.256% due 10/25/2037		614	477
1.256% due 11/25/2042		616	541
3.207% due 06/25/2043		1,798	1,712

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.502% due 10/25/2036	$346	$261
3.504% due 07/25/2036	347	229

BNC Mortgage Loan Trust
0.356% due 05/25/2037	1,013	909

Callidus Debt Partners Fund Ltd.
0.785% due 04/17/2020	29,868	27,958

Capital Auto Receivables Asset Trust
1.707% due 10/15/2012	27,975	28,153

Carrington Mortgage Loan Trust
0.306% due 10/25/2036	236	232
0.306% due 01/25/2037	529	505
0.356% due 06/25/2037	1,623	1,424
0.376% due 02/25/2037	200	187
0.576% due 10/25/2035	1,516	1,443

Chase Funding Mortgage Loan Asset-Backed Certificates
0.756% due 03/25/2032	1	1
0.896% due 08/25/2032	1,093	962
0.996% due 10/25/2032	73	60
4.499% due 11/25/2034	34	34

Chase Issuance Trust
0.297% due 04/15/2013	30,000	29,995
4.550% due 03/15/2013	10	10
5.120% due 10/15/2014	100	109

Citibank Credit Card Issuance Trust
4.850% due 04/22/2015	125	137

Citigroup Mortgage Loan Trust, Inc.
0.296% due 12/25/2036	44	41
0.316% due 05/25/2037	6,979	6,466
0.316% due 07/25/2045	7,899	6,205
0.326% due 05/25/2037	15,070	12,114
0.356% due 10/25/2036	1,099	1,095
5.764% due 01/25/2037	2,488	1,271

Clearwater Funding CBO
1.133% due 07/15/2013	11,202	10,829

Conseco Finance
0.707% due 05/15/2032	145	140

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	220	233
6.681% due 12/01/2033	689	729
6.990% due 07/01/2031	822	840

Conseco Financial Corp.
6.240% due 12/01/2028	107	108
6.870% due 04/01/2030	680	714
7.140% due 01/15/2029	59	63

Countrywide Asset-Backed Certificates
0.306% due 05/25/2037	2,351	2,323
0.306% due 07/25/2037	1,110	1,075
0.306% due 08/25/2037	18,553	17,973
0.306% due 05/25/2047	88	88
0.306% due 06/25/2047	1,523	1,494
0.326% due 06/25/2047	166	162
0.336% due 06/25/2037	2,408	2,384
0.336% due 10/25/2047	566	546
0.346% due 06/25/2037	479	466
0.366% due 10/25/2046	377	372
0.416% due 02/25/2036	521	516
0.436% due 09/25/2036	6,559	5,253
0.596% due 12/25/2036	102	44
0.736% due 12/25/2031	94	50
0.996% due 05/25/2032	21	19

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse First Boston Mortgage Securities Corp.
0.876% due 01/25/2032		$653	$514
0.956% due 07/25/2032		54	42
0.996% due 08/25/2032		2,042	1,506
1.056% due 05/25/2043		2,000	1,707

Credit-Based Asset Servicing & Securitization LLC
0.316% due 11/25/2036		571	490
0.326% due 01/25/2037		47	21
0.376% due 07/25/2037		1,206	1,068
1.356% due 04/25/2032		413	343
4.831% due 08/25/2035		128	127
6.280% due 05/25/2035		1,992	1,976

Daimler Chrysler Auto Trust
1.738% due 09/10/2012		4,228	4,246
5.000% due 02/08/2012		7	7

Delta Funding Home Equity Loan Trust
1.077% due 09/15/2029		210	113

Denver Arena Trust
6.940% due 11/15/2019		3,025	2,764

Discover Card Master Trust I
0.632% due 10/16/2013		400	401

Educational Services of America, Inc.
1.348% due 07/25/2023		76,484	76,771

EMC Mortgage Loan Trust
0.626% due 05/25/2040		81	65

Endurance CLO I Ltd.
0.826% due 02/15/2014		4,368	4,197

Equity One ABS, Inc.
0.816% due 11/25/2032		139	119

Fifth Third Auto Trust
4.810% due 01/15/2013		135	138

First Alliance Mortgage Loan Trust
1.017% due 03/20/2031		526	448

First Franklin Mortgage Loan Asset-Backed Certificates
0.306% due 10/25/2036		657	655
0.306% due 11/25/2036		1,398	1,382
0.316% due 10/25/2036		425	414
0.326% due 12/25/2036		1,491	1,461
0.346% due 07/25/2036		7,487	7,272
0.536% due 10/25/2035		9,440	9,217
0.626% due 12/25/2034		73	73

First NLC Trust
0.326% due 08/25/2037		2,245	1,550

FMAC Loan Receivables Trust
6.500% due 09/15/2020 (a)		13	8
7.900% due 04/15/2019		10	9

Ford Auto Securitization Trust
3.396% due 11/15/2011	CAD	26,365	25,921

Ford Credit Auto Owner Trust
1.677% due 06/15/2012		$36	36
2.000% due 12/15/2011		12,078	12,089
4.950% due 03/15/2013		25	26
5.150% due 11/15/2011		18	18

Franklin Auto Trust
1.837% due 06/20/2012		16,208	16,249

Fremont Home Loan Trust
0.316% due 01/25/2037		277	251
0.366% due 02/25/2036		157	155

GE-WMC Mortgage Securities LLC
0.296% due 08/25/2036		14	6

Globaldrive BV
4.000% due 10/20/2016	EUR	621	875

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Greenpoint Manufactured Housing
7.270% due 06/15/2029		$505	$444
8.300% due 10/15/2026		500	513

Grosvenor Place CLO BV
1.352% due 03/28/2023	EUR	127,000	156,305

GSAA Trust
0.556% due 03/25/2037		$5,583	3,019
0.556% due 05/25/2047		1,000	555

GSAMP Trust
0.326% due 10/25/2036		20	19
0.326% due 12/25/2036		681	463
0.346% due 11/25/2035		688	85
1.106% due 02/25/2047		111,423	86,729

Gulf Stream - Sextant CLO Ltd.
0.569% due 08/21/2020		10,000	9,404

Harbourmaster CLO Ltd.
1.139% due 06/15/2020	EUR	19,748	24,911

Home Equity Asset Trust
0.316% due 05/25/2037		$6,923	6,687
0.856% due 11/25/2032		154	108

Honda Auto Receivables Owner Trust
1.500% due 08/15/2011		66	66

HSBC Asset Loan Obligation
0.316% due 12/25/2036		814	702

HSBC Home Equity Loan Trust
0.407% due 03/20/2036		7,854	7,345
0.527% due 01/20/2035		1,267	1,123
0.547% due 01/20/2034		31,967	28,948
0.607% due 09/20/2033		892	827

HSI Asset Securitization Corp. Trust
0.306% due 10/25/2036		1,516	1,139
0.306% due 12/25/2036		8,461	7,814
0.316% due 05/25/2037		68	66

IMC Home Equity Loan Trust
5.910% due 07/25/2026		65	63
7.310% due 11/20/2028		29	28
7.500% due 04/25/2026		16	16
7.520% due 08/20/2028		25	25

Indymac Residential Asset-Backed Trust
0.336% due 07/25/2037		87	87

IXIS Real Estate Capital Trust
0.596% due 02/25/2036		683	613

JPMorgan Mortgage Acquisition Corp.
0.306% due 10/25/2036		1,966	1,896
0.316% due 03/25/2047		3,254	2,419
0.336% due 08/25/2036		516	154
0.336% due 03/25/2037		73	69
0.346% due 10/25/2036		164	160
0.446% due 05/25/2035		716	637

LA Arena Funding LLC
7.656% due 12/15/2026		227	236

LCM LP
0.522% due 03/21/2019		17,300	15,990

Lehman ABS Mortgage Loan Trust
0.346% due 06/25/2037		7,134	2,723

Long Beach Mortgage Loan Trust
0.536% due 10/25/2034		5,096	4,342

Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	162,518	221,779

Massachusetts Educational Financing Authority
1.448% due 04/25/2038		$3,677	3,696

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Asset-Backed Securities Trust
0.306% due 01/25/2037	$169	$58
0.316% due 11/25/2036	103	103
0.336% due 05/25/2037	525	507
0.556% due 05/25/2037	37,534	33,497

Merrill Lynch First Franklin Mortgage Loan Trust
0.316% due 07/25/2037	1,525	1,514

Merrill Lynch Mortgage Investors, Inc.
0.326% due 07/25/2037	1,668	1,652
0.376% due 02/25/2037	2,538	1,772

Mesa Trust Asset-Backed Certificates
0.656% due 12/25/2031	1,615	1,289

Mid-State Trust
6.005% due 08/15/2037	12	13
6.340% due 10/15/2036	18,680	17,888
7.340% due 07/01/2035	1,089	1,141
7.791% due 03/15/2038	3,747	3,656
8.330% due 04/01/2030	12,813	13,233

Morgan Stanley ABS Capital I
0.296% due 10/25/2036	17	17
0.306% due 07/25/2036	415	157
0.306% due 11/25/2036	278	277
0.316% due 05/25/2037	628	521
0.356% due 11/25/2036	5,000	3,826
0.756% due 03/25/2033	2,511	2,092
1.056% due 07/25/2037	14,977	13,719

Morgan Stanley Home Equity Loan Trust
0.306% due 12/25/2036	4,551	4,425

Morgan Stanley IXIS Real Estate Capital Trust
0.306% due 11/25/2036	14	14
0.366% due 11/25/2036	200	91

Morgan Stanley Mortgage Loan Trust
0.326% due 01/25/2047	43	38
0.486% due 02/25/2037	1,440	664
0.616% due 04/25/2037	6,421	3,186
5.726% due 10/25/2036	2,659	1,534
5.750% due 11/25/2036	2,869	1,433
5.750% due 04/25/2037	1,922	1,447
6.000% due 07/25/2047	2,168	1,630

Mountain Capital CLO Ltd.
0.791% due 02/15/2016	71,073	68,106

MPC Natural Gas Funding Trust
6.200% due 03/15/2013	1,654	1,672

Nationstar Home Equity Loan Trust
0.316% due 03/25/2037	916	914
0.376% due 04/25/2037	593	578

Navigator CDO Ltd.
1.226% due 11/15/2015	11,884	11,561

Nelnet Student Loan Trust
1.028% due 04/27/2015	35	35
1.198% due 07/25/2018	10,000	10,095
1.428% due 10/25/2019	5,000	5,111

New Century Home Equity Loan Trust
0.516% due 06/25/2035	810	776
0.526% due 09/25/2035	14,266	13,737

Nissan Auto Receivables Owner Trust
4.280% due 06/16/2014	49	50

Novastar Home Equity Loan
0.611% due 12/25/2033	1,692	1,501

NYLIM Flatiron CLO Ltd.
0.638% due 08/08/2020	10,750	9,962

Option One Mortgage Loan Trust
0.316% due 07/25/2037	51	48
0.346% due 04/25/2037	1,190	1,165

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Park Place Securities, Inc.
0.516% due 09/25/2035	$247	$225
0.569% due 10/25/2034	110	107

Popular ABS Mortgage Pass-Through Trust
0.346% due 01/25/2037	596	593
0.346% due 06/25/2047	17,884	15,806

Primus CLO Ltd.
0.758% due 07/15/2021	478	408

Renaissance Home Equity Loan Trust
0.616% due 11/25/2034	316	253
0.756% due 12/25/2033	375	315
0.956% due 08/25/2032	104	82
5.565% due 02/25/2036	16	15

Residential Asset Mortgage Products, Inc.
0.656% due 06/25/2047	1,700	777
5.072% due 04/25/2034	4,221	4,070

Residential Asset Securities Corp.
0.326% due 02/25/2037	10	10
0.366% due 04/25/2037	68	66
0.756% due 07/25/2032	6	3

Residential Mortgage Loan Trust
1.764% due 09/25/2029	12	11

SACO I, Inc.
0.316% due 05/25/2036	3,031	2,398
0.466% due 03/25/2036	216	61
0.506% due 12/25/2035	181	62

Salomon Brothers Mortgage Securities VII, Inc.
0.816% due 09/25/2028	1,236	1,052

Saxon Asset Securities Trust
0.776% due 08/25/2032	137	134

SBI HELOC Trust
0.426% due 08/25/2036	49	49

Securitized Asset-Backed Receivables LLC Trust
0.296% due 01/25/2037	59	57
0.316% due 12/25/2036	370	129
0.386% due 05/25/2037	1,815	1,384

Security National Mortgage Loan Trust
0.546% due 10/25/2036	2,687	2,684
5.910% due 04/25/2037	1,965	1,939

SLC Student Loan Trust
1.192% due 06/15/2021	4,300	4,337

SLM Student Loan Trust
0.498% due 04/25/2017	256	256
0.498% due 07/25/2017	10,292	10,245
0.588% due 10/25/2022	2,700	2,677
0.608% due 04/25/2017	758	757
0.648% due 01/25/2017	72	72
0.828% due 01/25/2022	12,000	11,637
0.898% due 10/27/2014	306	307
0.998% due 10/27/2014	22	22
0.998% due 10/25/2017	32,500	32,705
1.048% due 10/25/2017	150	151
1.148% due 04/25/2019	700	704
1.248% due 01/25/2019	40,000	40,569
1.398% due 07/25/2023	700	709
1.492% due 12/15/2033	30,800	31,409
1.598% due 10/25/2016	2,000	2,033
1.598% due 07/25/2023	5,000	5,091
1.798% due 01/25/2018	1,490	1,537
1.998% due 04/25/2023	1,136,499	1,177,521
2.177% due 08/15/2016	47,339	47,352
2.198% due 07/25/2023	2,100	2,204
2.907% due 12/16/2019	42,483	42,534

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Soundview Home Equity Loan Trust
0.316% due 11/25/2036		$1,521	$714
0.336% due 06/25/2037		1,141	1,001
0.556% due 11/25/2035		15	14

South Carolina Student Loan Corp.
0.847% due 03/01/2018		2,844	2,814
1.047% due 03/02/2020		700	695
1.297% due 09/03/2024		600	594

Specialty Underwriting & Residential Finance
0.316% due 01/25/2038		1,569	1,410
0.356% due 11/25/2037		2,628	2,145
0.936% due 01/25/2034		23	18

Stony Hill CDO III Ltd.
0.756% due 10/15/2013		4,942	4,704

Structured Asset Investment Loan Trust
0.306% due 07/25/2036		106	106
0.956% due 04/25/2033		2,194	1,858

Structured Asset Securities Corp.
0.306% due 09/25/2036		6	6
0.306% due 10/25/2036		83	82
0.336% due 01/25/2037		5,833	5,671
0.356% due 01/25/2037		150	107
0.406% due 05/25/2037		1,939	1,745
0.466% due 09/25/2035		2,551	2,523
0.546% due 01/25/2033		5,254	4,777
0.556% due 06/25/2035		5,894	3,995
0.656% due 05/25/2034		21	19
1.756% due 04/25/2035		23,769	17,738
4.910% due 06/25/2033		76	70

Symphony CLO Ltd.
0.616% due 05/15/2019		82,500	75,558

Truman Capital Mortgage Loan Trust
0.596% due 01/25/2034		19	19

WaMu Asset-Backed Certificates
0.306% due 01/25/2037		3,952	3,617

Wells Fargo Home Equity Trust
0.496% due 10/25/2035		39	39
0.506% due 12/25/2035		13,684	13,545

WMC Mortgage Loan Pass-Through Certificates
0.937% due 05/15/2030		1,920	1,793
1.157% due 10/15/2029		155	154

Wood Street CLO BV
1.388% due 03/29/2021	EUR	48,703	59,751

Total Asset-Backed Securities (Cost $2,962,157)			2,986,467

SOVEREIGN ISSUES 4.1%

1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015		$30,000	31,766

Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	46,200	63,056
5.500% due 07/12/2020		$3,200	3,468

Banque Centrale de Tunisie S.A.
7.375% due 04/25/2012		4,220	4,600

Brazil Government International Bond
5.625% due 01/07/2041		14,000	15,435
5.875% due 01/15/2019		7,800	9,184
6.000% due 01/17/2017		11,000	12,870
7.875% due 03/07/2015		28,000	34,510
8.000% due 01/15/2018		4,166	5,002

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	6,462,222	$3,751,703
10.000% due 01/01/2013		190,000	108,128
10.000% due 01/01/2014		134,000	75,214
10.000% due 01/01/2017		2,055,854	1,124,139

Canada Government Bond
2.000% due 12/01/2014	CAD	1,419,700	1,390,416
2.500% due 09/01/2013		567,300	566,101
2.500% due 06/01/2015		400,000	399,067
3.000% due 12/01/2015		185,300	188,778
3.500% due 06/01/2020		67,000	69,265
3.750% due 09/01/2011		1,250	1,242
4.500% due 06/01/2015		212,600	230,589

Canada Housing Trust No. 1
3.350% due 12/15/2020		126,100	124,774
3.750% due 03/15/2020		35,000	35,993

Chile Government International Bond
5.500% due 01/15/2013		$50	55

China Development Bank Corp.
5.000% due 10/15/2015		24,200	27,236

China Government International Bond
4.750% due 10/29/2013		50	55

Colombia Government International Bond
7.375% due 01/27/2017		2,000	2,475
8.125% due 05/21/2024		10	13
8.250% due 12/22/2014		10,010	12,287

Export-Import Bank of China
4.875% due 07/21/2015		28,300	31,562

Export-Import Bank of Korea
0.754% due 10/04/2011		88,600	88,701
5.125% due 06/29/2020		109,900	118,777
5.875% due 01/14/2015		5,560	6,227
8.125% due 01/21/2014		32,000	37,623

Hydro Quebec
0.525% due 09/29/2049		5,600	4,033

Indonesia Government International Bond
6.750% due 03/10/2014		5,000	5,681
7.250% due 04/20/2015		37	44
7.500% due 01/15/2016		9,080	11,063

Israel Government International Bond
5.500% due 11/09/2016		57	66

Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021	EUR	50,514	67,601

Korea Development Bank
8.000% due 01/23/2014		$27,800	32,550

Korea Expressway Corp.
5.125% due 05/20/2015		100	108

Korea Government Bond
4.875% due 09/22/2014		103	113

Korea Housing Finance Corp.
4.125% due 12/15/2015 (m)		59,600	62,683

Malaysia Government International Bond
7.500% due 07/15/2011		100	105

Mexico Government International Bond
4.250% due 07/14/2017	EUR	9,900	13,740
5.875% due 02/17/2014		$2,700	3,064
5.950% due 03/19/2019		98,300	115,847
6.050% due 01/11/2040		145,200	166,980
6.625% due 03/03/2015		10,000	11,800
6.750% due 09/27/2034		317	396
7.500% due 04/08/2033		5,650	7,515
8.125% due 12/30/2019		25	34

New Zealand Government Bond
6.000% due 11/15/2011	NZD	820	618

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Panama Government International Bond
6.700% due 01/26/2036		$18,062	$22,261
7.250% due 03/15/2015		34,700	41,640
9.375% due 04/01/2029		15,000	22,800

Poland Government International Bond
5.000% due 10/19/2015		100	110
6.250% due 07/03/2012		47	51
6.375% due 07/15/2019		36	43

Province of British Columbia Canada
3.700% due 12/18/2020	CAD	10,000	9,899

Province of Ontario Canada
1.875% due 09/15/2015		$72,800	73,264
4.200% due 06/02/2020	CAD	50,000	51,156
4.600% due 06/02/2039		122,060	126,341
4.650% due 06/02/2041		32,000	33,597
4.700% due 06/02/2037		48,400	50,520
5.450% due 04/27/2016		$800	946
5.600% due 06/02/2035	CAD	25,000	29,318
5.850% due 03/08/2033		165,000	197,606
6.200% due 06/02/2031		5,000	6,193
6.500% due 03/08/2029		25,000	31,627
7.600% due 06/02/2027		20,000	27,609

Province of Quebec Canada
4.500% due 12/01/2020		100,000	104,128
4.625% due 05/14/2018		$1,000	1,141

Qatar Government International Bond
4.000% due 01/20/2015		85,000	90,100
5.250% due 01/20/2020		85,000	93,925
6.400% due 01/20/2040		110,000	131,450

Russia Government International Bond
7.500% due 03/31/2030		9,035	10,813

Societe Financement de l’Economie Francaise
0.726% due 07/16/2012		1,000	1,003
2.125% due 05/20/2012	EUR	100	139
3.375% due 05/05/2014		$79,400	85,497

South Africa Government International Bond
5.875% due 05/30/2022		100	116
6.500% due 06/02/2014		27,000	30,848
6.875% due 05/27/2019		5,000	6,138

Total Sovereign Issues (Cost $9,605,955)			10,354,631

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

American International Group, Inc.
8.500% due 08/01/2011		446,800	3,838

CONSUMER DISCRETIONARY 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032		8,212,560	64,461
6.250% due 07/15/2033		475,440	3,779

			68,240
Total Convertible Preferred Securities (Cost $31,482)			72,078

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Citigroup, Inc.
6.150% due 12/15/2012		1,974,000	29,514

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	SHARES	MARKET VALUE (000S)

SLM Corp.
3.148% due 03/15/2017	4,700	$84

		29,598

Total Preferred Securities (Cost $31,160)

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 20.1%

CERTIFICATES OF DEPOSIT 0.1%

Australia & New Zealand Banking Group Ltd.
0.258% due 10/07/2010	$35,000	34,999

Barclays Bank PLC
1.392% due 12/16/2011	163,000	163,040

		198,039

COMMERCIAL PAPER 0.0%

Freddie Mac
0.246% due 10/13/2010	1,000	1,000

REPURCHASE AGREEMENTS 7.2%

Banc of America Securities LLC
0.210% due 10/12/2010	250,000	250,000
(Dated 09/20/2010. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2019 valued at $262,146. Repurchase proceeds are $250,001.)

Barclays Capital, Inc.
0.160% due 10/06/2010	235,000	235,000
(Dated 09/28/2010. Collateralized by U.S. Treasury Notes 1.125% - 1.375% due 09/15/2012 -12/15/2012 valued at $239,853. Repurchase proceeds are $235,001.)
0.170% due 10/04/2010	330,600	330,600
(Dated 09/27/2010. Collateralized by Fannie Mae 0.246% -6.625% due 07/26/2012 - 11/15/2030 valued at $337,672 Repurchase proceeds are $330,602.)
0.190% due 10/06/2010	500,000	500,000
(Dated 09/23/2010. Collateralized by U.S. Treasury Notes 1.375% due 09/15/2012 valued at $510,424. Repurchase proceeds are $500,003.)
0.190% due 10/18/2010	500,000	500,000

(Dated 09/23/2010. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $251,824 and U.S. Treasury Notes 1.000% due 07/31/2011 valued at $255,068. Repurchase proceeds are $500,003.)

0.200% due 10/15/2010	290,000	290,000
(Dated 09/14/2010. Collateralized by Fannie Mae 1.250% due 08/16/2013 valued at $275,629 and Freddie Mac 5.000% due 04/08/2030 valued at $20,524 Repurchase proceeds are $290,002.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.200% due 10/18/2010	$500,000	$500,000

(Dated 09/14/2010. Collateralized by Fannie Mae 5.000% due 03/15/2016 valued at $50,508; Federal Farm Credit Bank 1.875% due 09/14/2015 valued at $45,330; Federal Home Loan Bank 0.360% - 4.875% due 03/28/2011 - 07/08/2030 valued at $137,845; and Freddie Mac 2.500% - 4.500% due 01/15/2014 - 08/18/2017 valued at $276,451. Repurchase proceeds are $500,003.)

0.200% due 10/18/2010	500,000	500,000
(Dated 09/23/2010. Collateralized by U.S. Treasury Notes 0.625% due 06/30/2012 valued at $510,534. Repurchase proceeds are $500,003.)
0.200% due 10/18/2010	1,000,000	1,000,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 0.625% - 3.625% due 06/30/2012 - 08/15/2019 valued at $1,019,046. Repurchase proceeds are $1,000,006.)
0.200% due 10/19/2010	1,000,000	1,000,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.875% - 3.500% due 06/30/2015 - 05/15/2020 valued at $1,023,793. Repurchase proceeds are $1,000,006.)
0.210% due 10/15/2010	500,000	500,000

(Dated 09/01/2010. Collateralized by Fannie Mae 1.750% - 5.250% due 08/01/2012 - 04/15/2014 valued at $137,546; Federal Farm Credit Bank 2.840% due 05/19/2014 valued at $56,116; Federal Home Loan Bank 2.000% due 09/14/2012 valued at $76,037; and Freddie Mac 2.800% - 4.125% due 09/27/2013 - 08/18/2017 valued at $239,369. Repurchase proceeds are $500,003.)

0.220% due 10/05/2010	1,000,000	1,000,000
(Dated 08/27/2010. Collateralized by U.S. Treasury Bonds 6.750% due 08/15/2026 valued at $1,013,970. Repurchase proceeds are $1,000,006.)
0.220% due 10/08/2010	888,300	888,300
(Dated 09/16/2010. Collateralized by U.S. Treasury Notes 3.500% due 02/15/2018 valued at $921,172. Repurchase proceeds are $888,305.)
0.250% due 10/01/2010	95,500	95,500
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 3.625% due 08/15/2019 valued at $97,404. Repurchase proceeds are $95,501.)

Citigroup Global Markets, Inc.
0.220% due 10/08/2010	250,000	250,000
(Dated 09/24/2010. Collateralized by Freddie Mac 4.000% due 07/01/2024 valued at $262,588. Repurchase proceeds are $250,002.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.220% due 10/18/2010	$50,000	$50,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.000% due 07/15/2013 valued at $51,120. Repurchase proceeds are $50,000.)
0.250% due 10/01/2010	41,000	41,000
(Dated 09/30/2010. Collateralized by U.S. Treasury Bills 0.260% due 09/22/2011 valued at $41,825. Repurchase proceeds are $41,000.)

Credit Suisse Securities (USA) LLC
0.170% due 10/06/2010	31,200	31,200
(Dated 09/28/2010. Collateralized by U.S. Treasury Notes 0.875% due 05/31/2011 valued at $31,907. Repurchase proceeds are $31,200.)

Goldman Sachs & Co.
0.230% due 10/07/2010	300,000	300,000

(Dated 09/16/2010. Collateralized by Fannie Mae 4.000% - 5.500% due 06/01/2024 - 08/01/2037 valued at $179,937; Freddie Mac 5.000% due 08/01/2039 valued at $85,432; and Ginnie Mae 5.000% due 03/15/2038 valued at $44,883. Repurchase proceeds are $300,002.)

Greenwich Capital Markets, Inc.
0.210% due 10/04/2010	250,000	250,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $255,332. Repurchase proceeds are $250,001.)

JPMorgan Chase Bank N.A.
0.190% due 10/08/2010	525,000	525,000
(Dated 09/28/2010. Collateralized by U.S. Treasury Notes 1.125% - 1.375% due 06/30/2011 - 01/15/2013 valued at $536,019. Repurchase proceeds are $525,003.)
0.260% due 10/01/2010	1,300	1,300
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 10/31/2011 valued at $1,375. Repurchase proceeds are $1,300.)

Morgan Stanley
0.180% due 10/05/2010	1,000,000	1,000,000
(Dated 09/28/2010. Collateralized by U.S. Treasury Notes 2.625% - 3.625% due 07/31/2014 - 02/15/2020 valued at $1,022,604. Repurchase proceeds are $1,000,005.)
0.200% due 10/01/2010	2,983,200	2,983,200

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.750% -3.625% due 05/31/2012 - 02/15/2020 valued at $2,028,539; U.S. Treasury Bonds 4.250% due 05/15/2039 valued at $921,002. Repurchase proceeds are $2,983,217.)

See Accompanying Notes

Schedule of Investments  PIMCO Total Return Fund   (Cont.)

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.200% due 10/06/2010	$500,000	$500,000
(Dated 09/23/2010. Collateralized by U.S. Treasury Notes 3.500% due 05/15/2020 valued at $512,169. Repurchase proceeds are $500,003.)
0.200% due 10/06/2010	500,000	500,000
(Dated 09/27/2010. Collateralized by U.S. Treasury Notes 1.000% - 1.375% due 03/31/2012 - 10/15/2012 valued at $509,683. Repurchase proceeds are $500,003.)
0.210% due 10/04/2010	500,000	500,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 1.125% due 06/15/2013 valued at $511,040. Repurchase proceeds are $500,003.)
0.210% due 10/06/2010	400,000	400,000
(Dated 09/22/2010. Collateralized by U.S. Treasury Notes 1.375% - 3.625% due 03/15/2013 - 02/15/2020 valued at $409,443. Repurchase proceeds are $400,002.)
0.210% due 10/12/2010	600,000	600,000
(Dated 09/01/2010. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% - 2.375% due 01/15/2014 - 01/15/2027 valued at $618,499. Repurchase proceeds are $600,004.)
0.210% due 10/12/2010	250,000	250,000
(Dated 09/24/2010. Collateralized by U.S. Treasury Notes 3.125% due 05/15/2019 valued at $257,057. Repurchase proceeds are $250,001.)
0.210% due 10/12/2010	53,000	53,000
(Dated 09/27/2010. Collateralized by U.S. Treasury Notes 1.750% due 08/15/2012 valued at $54,187. Repurchase proceeds are $53,000.)
0.230% due 10/15/2010	1,500,000	1,500,000
(Dated 09/15/2010. Collateralized by U.S. Treasury Notes 2.125% - 3.625% due 02/28/2015 - 02/15/2020 valued at $1,546,653. Repurchase proceeds are $1,500,010.)
0.240% due 10/19/2010	307,000	307,000
(Dated 09/15/2010. Collateralized by Ginnie Mae 5.500% due 10/20/2039 - 07/20/2040 valued at $316,953. Repurchase proceeds are $307,002.)
0.250% due 10/01/2010	222,400	222,400
(Dated 09/30/2010. Collateralized by Freddie Mac 5.135% due 03/21/2007 valued at $228,034. Repurchase proceeds are $222,402.)

State Street Bank and Trust Co.
0.010% due 10/01/2010	162,076	162,076
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $165,321. Repurchase proceeds are $162,076.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TD Securities (USA) LLC
0.220% due 10/05/2010		$156,600	$156,600
(Dated 09/27/2010. Collateralized by U.S. Treasury Notes 0.750% - 1.750% due 10/31/2011 - 11/30/2011 valued at $159,930. Repurchase proceeds are $156,601.)

			18,172,176

JAPAN TREASURY BILLS 3.1%
0.108% due 11/01/2010 - 12/06/2010 (f)	JPY	666,850,000	7,986,810

U.S. TREASURY BILLS 0.1%
0.109% due 10/07/2010 - 10/21/2010 (f)(k)		$218,457	218,449

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (i) 9.6%
		2,413,794,186	24,181,390

Total Short-Term Instruments (Cost $50,578,978)			50,757,864

Total Investments 113.9% (Cost $276,527,279)			$287,350,477

Written Options (p) (0.3%) (Premiums $738,837)			(756,016)

Other Assets and Liabilities (Net) (13.6%)			(34,268,170)

Net Assets 100.0%			$252,326,291

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	When-Issued security.
(e)	Payment in-kind bond security.
(f)	Coupon represents a weighted average yield.
(g)	Security becomes interest bearing at a future date.
(h)	Principal amount of security is adjusted for inflation.
(i)	Affiliated to the Fund.
(j)	Securities with an aggregate market value of $113,270 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(k)	Securities with an aggregate market value of $561,172 have been pledged as collateral for swap and swaption contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.
(l)	Securities with an aggregate market value of $340,120 and cash of $5,500 have been pledged as collateral for delayed-delivery securities as governed by Master Securities Forward Transaction Agreements as of September 30, 2010.
(m)	The average amount of borrowings while outstanding during the period ended September 30, 2010 was $519,524 at a weighted average interest rate of -0.062%. On September 30, 2010, securities valued at $1,175,466 were pledged as collateral for reverse repurchase agreements.
(n)	Securities with an aggregate market value of $441,806 have been pledged as collateral for the following open futures contracts on September 30, 2010:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	112,647	$208,404
90-Day Eurodollar December Futures	Long	12/2011	9,962	5,941
90-Day Eurodollar June Futures	Long	06/2011	50,056	35,402
90-Day Eurodollar June Futures	Long	06/2012	9,962	8,476
90-Day Eurodollar March Futures	Long	03/2011	137,170	94,252
90-Day Eurodollar March Futures	Long	03/2012	9,962	7,271
90-Day Eurodollar September Futures	Long	09/2011	16,851	9,530
U.S. Treasury 5-Year Note December Futures	Long	12/2010	12,914	8,398
U.S. Treasury 10-Year Note December Futures	Long	12/2010	101,056	75,718

				$453,392

(o)	Swap agreements outstanding on September 30, 2010:

Credit Default Swaps on Corporate Issues - Buy Protection(1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2010(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Anadarko Finance Co.	BOA	(0.900%)	06/20/2011	0.563%	$	8,880	$(24)	$0	$(24)
Anadarko Petroleum Corp.	CITI	(0.330%)	03/20/2012	1.084%		1,800	20	62	(42)
Arrow Electronics, Inc.	GSC	(1.000%)	12/20/2019	2.181%		15,000	1,330	0	1,330
Avnet, Inc.	DUB	(1.000%)	09/20/2016	1.899%		2,000	97	37	60
Barrick Gold Finance Co.	JPM	(0.530%)	12/20/2016	0.763%		8,800	119	0	119
Block Financial LLC	BOA	(1.550%)	03/20/2013	4.070%		32,100	1,837	(113)	1,950
Block Financial LLC	CSFB	(1.110%)	03/20/2013	4.070%		6,000	405	0	405
Block Financial LLC	DUB	(1.050%)	03/20/2013	4.070%		5,000	344	0	344
Block Financial LLC	JPM	(1.270%)	03/20/2013	4.070%		4,500	287	0	287
Brunswick Corp.	BOA	(4.100%)	09/20/2013	3.551%		18,000	(298)	0	(298)
CBS Corp.	JPM	(0.590%)	09/20/2012	0.546%		15,000	(16)	0	(16)
Centex Corp.	BCLY	(1.000%)	06/20/2016	1.856%		4,000	177	37	140
Centex Corp.	BNP	(1.000%)	06/20/2016	1.856%		12,500	552	119	433
Centex Corp.	BOA	(1.000%)	06/20/2015	1.735%		4,500	145	148	(3)
Centex Corp.	DUB	(1.000%)	12/20/2010	0.808%		3,100	(2)	0	(2)
Centex Corp.	DUB	(1.000%)	03/20/2011	0.808%		2,500	(3)	1	(4)
Centex Corp.	DUB	(1.000%)	12/20/2017	1.937%		2,500	146	(9)	155
Centex Corp.	GSC	(1.000%)	06/20/2014	1.565%		1,500	30	20	10
Centex Corp.	GSC	(1.000%)	06/20/2016	1.856%		3,120	138	0	138
CNA Financial Corp.	BCLY	(1.390%)	12/20/2014	2.222%		10,000	323	1,209	(886)
CNA Financial Corp.	BOA	(0.690%)	12/20/2014	2.222%		10,300	619	0	619
CNA Financial Corp.	BOA	(4.170%)	12/20/2014	2.222%		8,000	(623)	0	(623)
CNA Financial Corp.	BOA	(3.360%)	09/20/2016	2.425%		6,250	(314)	0	(314)
CNA Financial Corp.	CITI	(0.470%)	12/20/2014	2.222%		10,200	702	0	702
Con-way, Inc.	BOA	(1.834%)	03/20/2018	2.731%		19,000	1,045	1,663	(618)
Coventry Health Care, Inc.	DUB	(1.000%)	03/20/2015	2.876%		7,500	566	684	(118)
CRH America, Inc.	CITI	(2.590%)	09/20/2018	2.752%		10,000	97	0	97
CSX Corp.	DUB	(1.550%)	06/20/2017	0.612%		11,200	(671)	38	(709)
Cytec Industries, Inc.	CITI	(1.000%)	09/20/2017	1.466%		4,700	136	431	(295)

Cytec Industries, Inc.	DUB	(1.000%)	09/20/2017	1.466%	2,300	67	198	(131)
Cytec Industries, Inc.	JPM	(1.000%)	09/20/2013	0.867%	2,000	(8)	46	(54)
Deluxe Corp.	DUB	(1.000%)	12/20/2014	3.697%	6,200	626	574	52
Domtar Corp.	SOG	(5.000%)	09/20/2016	2.197%	31,500	(4,783)	(3,957)	(826)
DR Horton, Inc.	BCLY	(1.000%)	06/20/2016	2.840%	26,000	2,390	1,623	767
DR Horton, Inc.	BNP	(1.000%)	03/20/2016	2.818%	10,000	876	783	93
DR Horton, Inc.	BNP	(1.000%)	06/20/2016	2.840%	21,500	1,976	1,597	379
DR Horton, Inc.	DUB	(1.000%)	03/20/2016	2.818%	3,700	324	373	(49)
DR Horton, Inc.	DUB	(1.000%)	06/20/2016	2.840%	4,500	414	472	(58)
DR Horton, Inc.	GSC	(1.000%)	03/20/2014	2.360%	5,000	222	335	(113)
DR Horton, Inc.	GSC	(1.000%)	09/20/2014	2.494%	3,000	165	163	2
DR Horton, Inc.	JPM	(1.000%)	03/20/2015	2.619%	10,000	660	537	123
ERAC USA Finance LLC	JPM	(2.700%)	12/20/2012	0.548%	10,000	(487)	789	(1,276)
Expedia, Inc.	RBS	(4.250%)	09/20/2016	1.729%	16,500	(2,292)	0	(2,292)
FBG Finance Ltd.	BCLY	(2.140%)	12/20/2014	0.765%	6,000	(342)	0	(342)
Fortune Brands, Inc.	DUB	(1.000%)	03/20/2020	1.557%	12,000	529	416	113
Frontier Communications Corp.	BCLY	(5.000%)	03/20/2013	2.114%	10,000	(709)	(602)	(107)
Hanson Ltd.	BCLY	(1.000%)	09/20/2016	2.296%	20,000	1,372	3,056	(1,684)
Hanson Ltd.	BNP	(1.000%)	03/20/2013	1.600%	15,000	213	68	145
Hanson Ltd.	BNP	(1.000%)	09/20/2016	2.246%	33,000	2,180	1,130	1,050
Hanson Ltd.	BNP	(1.000%)	09/20/2016	2.296%	20,000	1,372	553	819
HCP, Inc.	CITI	(5.000%)	03/20/2018	1.897%	4,500	(908)	(742)	(166)
HCP, Inc.	CSFB	(0.530%)	09/20/2011	1.132%	7,350	42	0	42
HCP, Inc.	DUB	(3.860%)	03/20/2018	1.937%	20,000	(2,501)	1,296	(3,797)
HCP, Inc.	JPM	(0.610%)	09/20/2011	1.132%	3,200	16	0	16
HCP, Inc.	MLP	(0.650%)	09/20/2016	1.886%	13,500	896	0	896
Health Care REIT, Inc.	BCLY	(3.310%)	06/20/2015	1.484%	5,000	(412)	0	(412)
Health Management Associates, Inc.	BCLY	(1.000%)	06/20/2016	3.694%	8,000	1,052	656	396
Health Management Associates, Inc.	BCLY	(5.000%)	06/20/2016	3.694%	7,000	(458)	(801)	343
Host Hotels & Resorts LP	DUB	(1.000%)	06/20/2012	1.741%	44,500	550	945	(395)
iStar Financial, Inc.	BCLY	(0.400%)	03/20/2012	26.387%	10,000	2,236	0	2,236
iStar Financial, Inc.	MSC	(0.600%)	12/20/2013	20.696%	10,000	2,674	0	2,674
JC Penney Corp., Inc.	BCLY	(1.000%)	09/20/2012	1.385%	3,000	22	10	12
JC Penney Corp., Inc.	DUB	(1.000%)	09/20/2012	1.385%	400	3	4	(1)
Jones Apparel Group, Inc.	DUB	(1.000%)	12/20/2014	1.808%	44,710	1,427	1,423	4
KB Home	BCLY	(5.000%)	03/20/2015	4.383%	21,600	(553)	(1,584)	1,031
KB Home	BCLY	(5.000%)	06/20/2015	4.468%	12,300	(285)	(936)	651
KB Home	BNP	(1.000%)	06/20/2015	4.468%	5,000	704	465	239
KB Home	DUB	(1.000%)	03/20/2014	3.999%	3,000	285	249	36
KB Home	DUB	(1.000%)	03/20/2015	4.383%	5,000	658	491	167
KB Home	DUB	(5.000%)	03/20/2015	4.383%	2,500	(64)	(194)	130
KB Home	GSC	(1.000%)	03/20/2014	3.999%	7,000	666	329	337
KeySpan Corp.	JPM	(0.450%)	06/20/2013	0.301%	6,900	(29)	65	(94)
Kinder Morgan, Inc.	DUB	(1.000%)	03/20/2016	1.759%	2,000	76	94	(18)
Kinder Morgan, Inc.	MSC	(1.000%)	03/20/2016	1.759%	13,300	505	670	(165)
Lennar Corp.	BCLY	(5.000%)	06/20/2015	4.122%	11,000	(413)	(888)	475
Lennar Corp.	BNP	(5.000%)	03/20/2013	2.998%	9,000	(441)	(571)	130
Lennar Corp.	BNP	(5.000%)	09/20/2014	3.815%	22,000	(967)	(1,448)	481
Lennar Corp.	BNP	(1.000%)	06/20/2015	4.122%	20,000	2,556	2,099	457
Lennar Corp.	DUB	(0.785%)	12/20/2011	1.832%	9,000	112	0	112
Lennar Corp.	DUB	(1.000%)	03/20/2013	2.998%	6,800	320	262	58
Lennar Corp.	DUB	(1.000%)	06/20/2015	4.122%	3,500	447	366	81
Lennar Corp.	DUB	(5.000%)	06/20/2015	4.122%	5,000	(188)	(440)	252
Lennar Corp.	GSC	(1.000%)	12/20/2011	1.808%	9,000	86	225	(139)
Lennar Corp.	GSC	(1.000%)	09/20/2014	3.815%	4,500	452	483	(31)
Lennar Corp.	GSC	(5.000%)	06/20/2015	4.122%	4,000	(150)	(235)	85
Lennar Corp.	GSC	(1.000%)	06/20/2016	4.352%	4,000	633	478	155
Lexmark International, Inc.	BOA	(1.400%)	06/20/2018	1.826%	13,000	365	0	365
Lexmark International, Inc.	CITI	(3.320%)	06/20/2013	1.125%	5,590	(335)	0	(335)
Lexmark International, Inc.	JPM	(1.190%)	06/20/2013	1.125%	15,880	(33)	0	(33)
Liberty Mutual Group, Inc.	BOA	(1.390%)	03/20/2014	2.267%	7,600	215	836	(621)
Limited Brands, Inc.	BNP	(1.000%)	12/20/2014	1.768%	1,250	38	96	(58)
Limited Brands, Inc.	BNP	(1.000%)	09/20/2017	2.232%	22,000	1,639	1,835	(196)
Limited Brands, Inc.	BOA	(1.000%)	12/20/2014	1.768%	5,000	153	216	(63)
Limited Brands, Inc.	BOA	(1.000%)	09/20/2017	2.232%	10,000	745	907	(162)
Limited Brands, Inc.	BOA	(1.000%)	06/20/2019	2.369%	20,400	1,989	1,603	386
Limited Brands, Inc.	DUB	(1.000%)	09/20/2017	2.232%	7,600	566	798	(232)
Limited Brands, Inc.	DUB	(4.800%)	09/20/2017	2.302%	43,000	(6,564)	0	(6,564)
Limited Brands, Inc.	JPM	(2.850%)	09/20/2017	2.302%	2,700	(92)	150	(242)
Limited Brands, Inc.	RBS	(4.500%)	09/20/2017	2.302%	18,700	(2,513)	0	(2,513)
Macy’s Retail Holdings, Inc.	BCLY	(6.780%)	09/20/2015	1.827%	11,810	(2,736)	0	(2,736)
Macy’s Retail Holdings, Inc.	BCLY	(7.150%)	09/20/2015	1.827%	10,000	(2,489)	0	(2,489)
Macy’s Retail Holdings, Inc.	BNP	(1.000%)	03/20/2012	0.908%	57,400	(95)	656	(751)
Macy’s Retail Holdings, Inc.	BNP	(1.000%)	09/20/2012	1.054%	13,000	10	68	(58)
Macy’s Retail Holdings, Inc.	BNP	(1.000%)	09/20/2015	1.775%	9,000	321	371	(50)
Macy’s Retail Holdings, Inc.	BOA	(1.000%)	03/20/2012	0.908%	15,000	(25)	144	(169)
Macy’s Retail Holdings, Inc.	BOA	(6.870%)	03/20/2012	0.949%	7,000	(625)	0	(625)
Macy’s Retail Holdings, Inc.	BOA	(2.430%)	03/20/2013	1.226%	5,000	(150)	433	(583)
Macy’s Retail Holdings, Inc.	BOA	(1.000%)	09/20/2015	1.775%	3,800	136	423	(287)
Macy’s Retail Holdings, Inc.	BOA	(7.060%)	09/20/2015	1.827%	8,000	(1,958)	0	(1,958)
Macy’s Retail Holdings, Inc.	DUB	(1.000%)	03/20/2013	1.188%	16,800	72	328	(256)
Macy’s Retail Holdings, Inc.	MSC	(2.470%)	09/20/2015	1.827%	10,000	(306)	1,103	(1,409)
Macy’s Retail Holdings, Inc.	RBS	(1.000%)	12/20/2016	1.939%	15,000	784	709	75

Macy’s Retail Holdings, Inc.	RBS	(2.640%)	09/20/2017	2.065%		22,500	(809)	1,376	(2,185)
Manpower, Inc.	GSC	(2.500%)	06/20/2013	1.411%	EUR	45,500	(1,834)	(2,684)	850
Marks & Spencer PLC	RBS	(0.950%)	12/20/2017	1.693%		$2,200	103	400	(297)
Marriott International, Inc.	BOA	(1.650%)	06/20/2017	1.291%		10,000	(226)	2,739	(2,965)
Marriott International, Inc.	BOA	(1.730%)	06/20/2017	1.291%		1,400	(38)	137	(175)
Marriott International, Inc.	CITI	(0.260%)	06/20/2012	0.627%		15,000	94	0	94
Marsh & McLennan Cos., Inc.	DUB	(1.000%)	06/20/2019	1.443%		15,300	504	0	504
Masco Corp.	BNP	(1.000%)	09/20/2012	1.846%		18,100	291	196	95
Masco Corp.	CITI	(4.240%)	03/20/2017	3.059%		9,020	(595)	0	(595)
Masco Corp.	DUB	(1.000%)	09/20/2012	1.846%		15,000	241	360	(119)
Masco Corp.	DUB	(1.000%)	06/20/2015	2.732%		4,000	296	270	26
Masco Corp.	DUB	(1.000%)	12/20/2016	2.943%		1,000	103	110	(7)
Masco Corp.	GSC	(1.000%)	09/20/2012	1.846%		5,200	84	54	30
Masco Corp.	GSC	(1.000%)	03/20/2017	2.960%		3,000	323	269	54
Masco Corp.	JPM	(1.000%)	09/20/2012	1.846%		5,400	87	80	7
Masco Corp.	JPM	(1.000%)	06/20/2015	2.732%		5,000	370	232	138
Masco Corp.	MSC	(0.580%)	09/20/2012	1.893%		5,000	126	0	126
Masco Corp.	MSC	(1.000%)	09/20/2012	1.846%		12,000	193	327	(134)
Masco Corp.	MSC	(0.680%)	09/20/2013	2.243%		10,000	443	0	443
Masco Corp.	UBS	(4.650%)	12/20/2016	3.041%		10,000	(870)	0	(870)
Maytag Corp.	JPM	(0.460%)	06/20/2015	0.573%		10,000	50	0	50
MDC Holdings, Inc.	BNP	(1.250%)	12/20/2014	1.813%		9,000	198	0	198
MDC Holdings, Inc.	BOA	(1.000%)	12/20/2014	1.763%		3,000	90	0	90
MDC Holdings, Inc.	MLP	(1.350%)	12/20/2012	1.313%		10,500	(13)	0	(13)
Motorola, Inc.	DUB	(1.000%)	12/20/2011	0.300%		8,400	(75)	99	(174)
Motorola, Inc.	DUB	(1.000%)	12/20/2012	0.407%		9,100	(123)	269	(392)
Nabors Industries, Inc.	BCLY	(2.710%)	03/20/2018	1.648%		2,400	(170)	0	(170)
Nabors Industries, Inc.	CITI	(1.000%)	03/20/2018	1.603%		7,900	311	70	241
Nabors Industries, Inc.	CITI	(1.050%)	03/20/2018	1.648%		11,700	456	0	456
Nabors Industries, Inc.	DUB	(0.630%)	03/20/2018	1.648%		5,200	347	721	(374)
Nabors Industries, Inc.	DUB	(0.900%)	03/20/2018	1.648%		9,000	440	0	440
New Albertsons, Inc.	DUB	(1.000%)	03/20/2011	3.347%		39,900	426	402	24
New York Times Co.	BNP	(1.000%)	03/20/2015	2.449%		11,300	674	684	(10)
New York Times Co.	DUB	(5.000%)	03/20/2015	2.449%		10,630	(1,139)	(952)	(187)
New York Times Co.	GSC	(1.000%)	03/20/2015	2.449%		5,000	298	235	63
Office Depot, Inc.	BOA	(5.000%)	09/20/2013	4.523%		10,000	(145)	(180)	35
Office Depot, Inc.	DUB	(5.000%)	09/20/2013	4.523%		37,000	(537)	524	(1,061)
Office Depot, Inc.	GSC	(5.000%)	09/20/2013	4.523%		10,000	(145)	64	(209)
Office Depot, Inc.	SOG	(5.000%)	09/20/2013	4.523%		16,000	(232)	(849)	617
ONEOK Partners LP	JPM	(0.660%)	12/20/2016	1.270%		10,200	355	0	355
Packaging Corp. of America	CSFB	(0.940%)	09/20/2013	1.272%		10,000	94	0	94
Pactiv Corp.	MSC	(5.000%)	06/20/2017	5.220%		9,800	95	(677)	772
Pearson Dollar Finance PLC	BCLY	(0.610%)	06/20/2013	0.360%		25,000	(175)	0	(175)
Pearson Dollar Finance PLC	BCLY	(0.730%)	06/20/2018	0.638%		7,000	(48)	0	(48)
Pearson Dollar Finance PLC	BCLY	(0.770%)	06/20/2018	0.638%		10,000	(97)	0	(97)
Pearson Dollar Finance PLC	DUB	(0.720%)	06/20/2018	0.638%		11,000	(67)	0	(67)
Pearson Dollar Finance PLC	JPM	(0.830%)	06/20/2014	0.450%		5,000	(71)	5	(76)
Pioneer Natural Resources Co.	MSC	(1.000%)	09/20/2016	1.917%		20,835	1,022	1,533	(511)
PMI Group, Inc.	JPM	(0.460%)	09/20/2016	7.590%		9,500	2,785	0	2,785
ProLogis	CITI	(1.000%)	06/20/2012	2.536%		10,500	269	223	46
Pulte Group, Inc.	BNP	(1.000%)	03/20/2013	2.253%		10,250	304	180	124
Pulte Group, Inc.	BNP	(1.000%)	03/20/2014	2.599%		35,000	1,814	1,578	236
Pulte Group, Inc.	DUB	(1.000%)	09/20/2011	1.660%		15,400	94	57	37
Reed Elsevier Capital, Inc.	MLP	(0.290%)	06/20/2012	0.376%		5,000	7	0	7
Rexam PLC	BCLY	(1.450%)	06/20/2013	1.035%		12,500	(145)	981	(1,126)
Rexam PLC	RBS	(1.450%)	06/20/2013	1.035%		4,000	(46)	273	(319)
Rohm and Haas Co.	BNP	(1.000%)	09/20/2017	0.815%		30,000	(369)	(437)	68
Rohm and Haas Co.	BNP	(1.600%)	09/20/2017	0.830%		4,665	(235)	0	(235)
Rohm and Haas Co.	BOA	(0.700%)	09/20/2017	0.830%		13,425	110	0	110
Rohm and Haas Co.	BOA	(1.000%)	09/20/2017	0.815%		1,500	(18)	(16)	(2)
Rohm and Haas Co.	CITI	(0.540%)	09/20/2017	0.830%		7,000	130	0	130
RPM International, Inc.	BCLY	(1.460%)	03/20/2018	1.591%		2,800	23	0	23
RPM International, Inc.	BOA	(1.030%)	03/20/2018	1.591%		9,000	331	399	(68)
RPM International, Inc.	GSC	(1.000%)	03/20/2018	1.548%		15,000	541	220	321
RR Donnelley & Sons Co.	BOA	(5.000%)	09/20/2016	2.753%		17,300	(2,060)	(1,598)	(462)
RR Donnelley & Sons Co.	BOA	(3.500%)	03/20/2019	3.088%		25,000	(716)	0	(716)
RR Donnelley & Sons Co.	DUB	(1.000%)	03/20/2012	1.237%		42,000	133	(84)	217
RR Donnelley & Sons Co.	DUB	(1.000%)	06/20/2014	2.242%		800	35	34	1
RR Donnelley & Sons Co.	DUB	(1.000%)	03/20/2017	2.802%		900	90	84	6
RR Donnelley & Sons Co.	DUB	(3.250%)	03/20/2017	2.894%		10,000	(207)	0	(207)
RR Donnelley & Sons Co.	GSC	(1.000%)	09/20/2016	2.753%		7,700	704	962	(258)
Ryland Group, Inc.	BCLY	(1.000%)	06/20/2017	2.730%		2,200	216	158	58
Ryland Group, Inc.	BNP	(1.000%)	06/20/2017	2.730%		28,500	2,800	1,700	1,100
Ryland Group, Inc.	BNP	(5.000%)	06/20/2020	2.902%		9,000	(1,398)	(1,621)	223
Ryland Group, Inc.	DUB	(1.000%)	03/20/2015	2.452%		9,000	535	669	(134)
Ryland Group, Inc.	RBS	(1.000%)	06/20/2017	2.730%		900	88	67	21
Seagate Technology HDD Holdings	DUB	(5.000%)	12/20/2011	2.201%		7,700	(272)	(423)	151
Seagate Technology HDD Holdings	GSC	(1.000%)	12/20/2011	2.201%		20,800	295	198	97
Seagate Technology HDD Holdings	JPM	(2.250%)	12/20/2011	2.201%		11,100	(14)	735	(749)
Sealed Air Corp.	BOA	(1.060%)	09/20/2013	1.338%		9,250	72	517	(445)
Sprint Capital Corp.	BCLY	(3.630%)	03/20/2012	1.483%		11,000	(359)	0	(359)
Sprint Nextel Corp.	DUB	(5.000%)	03/20/2012	1.448%		2,500	(134)	(127)	(7)
Starwood Hotels & Resorts Worldwide, Inc.	BNP	(1.000%)	03/20/2013	1.045%		10,000	8	143	(135)

Starwood Hotels & Resorts Worldwide, Inc.	BNP	(1.000%)	12/20/2014	1.484%	47,000	904	1,741	(837)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%)	06/20/2012	0.861%	33,000	(89)	(32)	(57)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%)	06/20/2012	0.861%	5,500	(400)	(167)	(233)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%)	03/20/2013	1.045%	8,500	7	144	(137)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%)	03/20/2013	1.045%	2,000	(197)	(97)	(100)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%)	12/20/2015	1.667%	5,500	177	396	(219)
Starwood Hotels & Resorts Worldwide, Inc.	SOG	(5.000%)	03/20/2013	1.045%	9,500	(933)	(861)	(72)
Tate & Lyle International Finance PLC	BCLY	(1.250%)	12/20/2014	1.132%	12,000	(62)	0	(62)
Temple-Inland, Inc.	BCLY	(1.000%)	06/20/2012	1.056%	6,000	4	61	(57)
Temple-Inland, Inc.	BNP	(6.670%)	03/20/2018	2.235%	7,430	(2,121)	0	(2,121)
Temple-Inland, Inc.	BOA	(1.000%)	03/20/2018	2.168%	4,000	298	209	89
Temple-Inland, Inc.	DUB	(1.000%)	03/20/2018	2.168%	4,000	298	156	142
Toll Brothers Finance Corp.	BCLY	(1.000%)	12/20/2017	2.334%	36,000	2,957	1,746	1,211
Toll Brothers Finance Corp.	BCLY	(5.000%)	12/20/2017	2.334%	32,500	(5,404)	(6,822)	1,418
Toll Brothers Finance Corp.	BNP	(1.000%)	06/20/2015	2.057%	10,000	460	262	198
Toll Brothers Finance Corp.	BNP	(1.000%)	12/20/2017	2.334%	15,000	1,232	814	418
Toll Brothers Finance Corp.	BOA	(1.000%)	12/20/2019	2.465%	7,000	752	250	502
Toll Brothers Finance Corp.	DUB	(1.000%)	12/20/2019	2.465%	3,000	322	262	60
Toll Brothers Finance Corp.	GSC	(1.000%)	12/20/2017	2.334%	2,700	222	71	151
Toll Brothers Finance Corp.	MSC	(1.390%)	09/20/2013	1.673%	9,800	76	0	76
Tyco Electronics Group S.A.	DUB	(0.950%)	12/20/2017	0.982%	7,500	14	494	(480)
Tyco Electronics Group S.A.	GSC	(1.530%)	12/20/2012	0.666%	6,500	(128)	0	(128)
Tyson Foods, Inc.	BNP	(1.000%)	03/20/2014	1.545%	4,000	72	136	(64)
Tyson Foods, Inc.	GSC	(1.000%)	03/20/2014	1.545%	31,000	557	1,474	(917)
Tyson Foods, Inc.	JPM	(1.000%)	03/20/2014	1.545%	12,000	215	794	(579)
Tyson Foods, Inc.	RBS	(3.250%)	06/20/2016	2.092%	19,000	(1,160)	0	(1,160)
Universal Corp.	DUB	(1.000%)	12/20/2014	2.110%	33,000	1,438	580	858
Universal Health Services, Inc.	BOA	(0.787%)	06/20/2016	2.625%	2,575	240	129	111
Universal Health Services, Inc.	BOA	(1.250%)	06/20/2016	2.625%	8,000	556	303	253
Universal Health Services, Inc.	BOA	(1.610%)	06/20/2016	2.625%	7,000	358	50	308
UST LLC	BCLY	(0.700%)	03/20/2018	0.341%	24,000	(611)	0	(611)
UST LLC	CITI	(1.000%)	03/20/2018	0.341%	2,500	(116)	(133)	17
UST LLC	DUB	(1.000%)	03/20/2018	0.341%	1,500	(70)	(74)	4
VTB Bank Via VTB Capital SA	BCLY	(2.150%)	05/20/2013	2.881%	15,000	158	6,476	(6,318)
Wesfarmers Ltd.	BCLY	(2.235%)	06/20/2013	0.513%	25,000	(1,184)	373	(1,557)
Wesfarmers Ltd.	GSC	(2.510%)	06/20/2013	0.513%	23,200	(1,274)	0	(1,274)
Westvaco Corp.	JPM	(1.000%)	09/20/2019	2.019%	20,000	1,508	318	1,190
Whirlpool Corp.	DUB	(1.000%)	12/20/2012	0.974%	600	(1)	(2)	1

						$15,281	$45,665	$(30,384)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal, and U.S. Treasury Obligation Issues - Sell Protection(2)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2010 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GSC	5.000%	03/20/2020	4.134%	$	30,000	$1,625	$1,141	$484
American International Group, Inc.	BCLY	6.500%	12/20/2013	1.855%		4,500	654	0	654
American International Group, Inc.	BOA	5.000%	12/20/2010	0.914%		25,000	267	(1,000)	1,267
American International Group, Inc.	BOA	5.000%	12/20/2011	1.118%		41,000	2,006	(1,230)	3,236
American International Group, Inc.	CITI	5.000%	03/20/2012	1.273%		5,500	308	182	126
American International Group, Inc.	DUB	5.000%	12/20/2011	1.118%		60,000	2,936	(2,200)	5,136
American International Group, Inc.	GSC	5.000%	09/20/2011	1.043%		17,400	698	(4,002)	4,700
American International Group, Inc.	UBS	5.000%	12/20/2010	0.914%		25,000	267	(1,000)	1,267
American International Group, Inc.	UBS	5.000%	12/20/2011	1.118%		48,000	2,348	(2,440)	4,788
Australia Government Bond	DUB	1.000%	03/20/2015	0.394%		150,000	4,036	2,589	1,447
Australia Government Bond	DUB	1.000%	06/20/2015	0.413%		25,000	686	654	32
Australia Government Bond	RBS	1.000%	06/20/2015	0.413%		25,000	686	678	8
Australia Government Bond	UBS	1.000%	03/20/2015	0.394%		50,000	1,345	693	652
Australia Government Bond	UBS	1.000%	06/20/2015	0.413%		50,000	1,371	1,330	41
Berkshire Hathaway Finance Corp.	BCLY	1.012%	09/20/2013	1.328%		20,000	(177)	0	(177)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2015	1.536%		65,000	(1,453)	(1,169)	(284)
Berkshire Hathaway Finance Corp.	BNP	1.000%	03/20/2015	1.536%		25,000	(559)	(468)	(91)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	1.536%		162,200	(3,627)	(2,827)	(800)
Berkshire Hathaway Finance Corp.	CITI	1.000%	03/20/2015	1.536%		25,000	(559)	(434)	(125)
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	1.492%		25,000	(486)	(494)	8
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	1.536%		65,000	(1,453)	(932)	(521)
Berkshire Hathaway Finance Corp.	GSC	1.000%	03/20/2015	1.536%		111,400	(2,491)	(1,718)	(773)
Berkshire Hathaway Finance Corp.	GSC	1.000%	06/20/2015	1.577%		30,000	(759)	(962)	203
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2015	1.577%		20,000	(506)	(816)	310
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2015	1.646%		15,000	(465)	(463)	(2)
Berkshire Hathaway Finance Corp.	MSC	1.000%	03/20/2015	1.536%		77,000	(1,722)	(1,445)	(277)
Berkshire Hathaway Finance Corp.	UBS	1.000%	03/20/2015	1.536%		3,300	(74)	(60)	(14)
BP Capital Markets PLC	BCLY	1.000%	09/20/2011	0.641%		6,700	26	(486)	512
BP Capital Markets PLC	BNP	1.000%	09/20/2011	0.641%		5,700	22	(403)	425
BP Capital Markets PLC	BOA	5.000%	09/20/2011	0.641%		25,000	1,105	(506)	1,611
BP Capital Markets PLC	CSFB	5.000%	09/20/2011	0.641%		25,000	1,105	(324)	1,429
BP Capital Markets PLC	DUB	5.000%	09/20/2011	0.641%		99,500	4,398	(1,480)	5,878
BP Capital Markets PLC	GSC	1.000%	09/20/2011	0.641%		13,100	50	(677)	727
BP Capital Markets PLC	HSBC	1.000%	09/20/2011	0.641%		15,800	60	(1,162)	1,222
BP Capital Markets PLC	JPM	5.000%	09/20/2011	0.641%		5,900	261	(153)	414
BP Capital Markets PLC	MSC	5.000%	09/20/2011	0.641%		25,000	1,105	(411)	1,516
Brazil Government International Bond	BCLY	0.980%	01/20/2012	0.671%		15,000	91	0	91
Brazil Government International Bond	BCLY	1.620%	03/20/2013	0.852%		20,900	405	0	405
Brazil Government International Bond	BCLY	1.000%	03/20/2015	1.067%		75,000	(195)	(1,413)	1,218

Brazil Government International Bond	BCLY	1.000%	06/20/2015	1.099%	127,100	(535)	(1,967)	1,432
Brazil Government International Bond	BCLY	1.000%	09/20/2015	1.128%	240,700	(1,396)	(2,853)	1,457
Brazil Government International Bond	BCLY	1.000%	12/20/2015	1.154%	50,000	(367)	(470)	103
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.128%	34,600	(201)	(407)	206
Brazil Government International Bond	CITI	1.000%	09/20/2015	1.128%	21,000	(122)	(330)	208
Brazil Government International Bond	CSFB	1.000%	12/20/2010	0.487%	55,000	80	199	(119)
Brazil Government International Bond	CSFB	1.000%	09/20/2015	1.128%	70,000	(406)	(777)	371
Brazil Government International Bond	CSFB	2.090%	05/20/2016	1.191%	10,000	556	0	556
Brazil Government International Bond	CSFB	1.000%	06/20/2020	1.408%	25,000	(845)	(788)	(57)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.487%	65,000	95	248	(153)
Brazil Government International Bond	DUB	1.000%	03/20/2011	0.487%	20,000	54	97	(43)
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.671%	7,500	45	0	45
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.099%	61,800	(260)	(873)	613
Brazil Government International Bond	DUB	1.000%	09/20/2015	1.128%	110,000	(638)	(1,220)	582
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.154%	75,000	(551)	(494)	(57)
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.408%	50,000	(1,690)	(1,656)	(34)
Brazil Government International Bond	GSC	1.000%	03/20/2011	0.487%	15,000	41	39	2
Brazil Government International Bond	GSC	1.000%	03/20/2015	1.067%	100,000	(260)	(1,931)	1,671
Brazil Government International Bond	GSC	1.000%	06/20/2015	1.099%	30,800	(130)	(414)	284
Brazil Government International Bond	HSBC	1.000%	12/20/2010	0.487%	25,000	37	102	(65)
Brazil Government International Bond	HSBC	1.000%	06/20/2015	1.099%	247,900	(1,044)	(3,142)	2,098
Brazil Government International Bond	HSBC	1.000%	09/20/2015	1.128%	130,500	(757)	(1,332)	575
Brazil Government International Bond	HSBC	1.000%	12/20/2015	1.154%	50,000	(367)	(395)	28
Brazil Government International Bond	HSBC	1.000%	06/20/2020	1.408%	110,000	(3,718)	(3,489)	(229)
Brazil Government International Bond	JPM	1.000%	12/20/2010	0.487%	75,000	109	309	(200)
Brazil Government International Bond	JPM	1.000%	03/20/2015	1.067%	25,000	(65)	(506)	441
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.099%	40,000	(168)	(420)	252
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.128%	107,000	(620)	(1,219)	599
Brazil Government International Bond	JPM	1.000%	06/20/2020	1.408%	25,000	(845)	(788)	(57)
Brazil Government International Bond	MLP	1.710%	05/20/2013	0.872%	15,000	425	0	425
Brazil Government International Bond	MLP	1.950%	04/20/2016	1.185%	300	15	0	15
Brazil Government International Bond	MSC	1.140%	11/20/2011	0.630%	50,000	505	0	505
Brazil Government International Bond	MSC	1.660%	03/20/2013	0.852%	47,000	957	0	957
Brazil Government International Bond	MSC	1.770%	09/20/2014	1.012%	15,000	448	0	448
Brazil Government International Bond	MSC	1.000%	06/20/2015	1.099%	31,500	(133)	(305)	172
Brazil Government International Bond	MSC	1.000%	09/20/2015	1.128%	25,000	(145)	(157)	12
Brazil Government International Bond	MSC	1.000%	12/20/2015	1.154%	50,000	(367)	(470)	103
Brazil Government International Bond	MSC	1.520%	01/20/2017	1.237%	6,000	118	0	118
Brazil Government International Bond	RBS	1.000%	03/20/2011	0.487%	50,000	137	225	(88)
Brazil Government International Bond	RBS	1.000%	03/20/2015	1.067%	50,000	(130)	(989)	859
Brazil Government International Bond	UBS	1.000%	03/20/2011	0.487%	20,000	55	95	(40)
Brazil Government International Bond	UBS	1.000%	09/20/2015	1.128%	27,600	(160)	(261)	101
California State General Obligation Bonds, Series 2003	GSC	1.580%	09/20/2011	1.454%	30,000	76	0	76
California State General Obligation Bonds, Series 2003	GSC	2.150%	09/20/2011	1.454%	13,330	99	0	99
California State General Obligation Bonds, Series 2003	GSC	2.250%	09/20/2011	1.454%	13,330	112	0	112
California State General Obligation Bonds, Series 2003	GSC	2.400%	09/20/2011	1.454%	13,330	132	0	132
California State General Obligation Notes, Series 2005	GSC	0.610%	03/20/2018	2.696%	25,000	(2,933)	0	(2,933)
Canada Government Bond	GSC	1.000%	03/20/2015	0.395%	10,000	269	243	26
China Government International Bond	BCLY	1.000%	03/20/2015	0.605%	50,000	880	520	360
China Government International Bond	BCLY	1.000%	06/20/2015	0.637%	50,000	851	817	34
China Government International Bond	BCLY	1.000%	12/20/2015	0.692%	75,000	1,190	1,074	116
China Government International Bond	BNP	1.000%	06/20/2015	0.637%	25,000	425	384	41
China Government International Bond	BNP	1.000%	09/20/2015	0.666%	15,000	246	93	153
China Government International Bond	BOA	0.780%	12/20/2014	0.569%	50,000	449	0	449
China Government International Bond	BOA	1.000%	06/20/2015	0.637%	126,600	2,153	1,811	342
China Government International Bond	BOA	1.000%	09/20/2015	0.666%	50,000	822	402	420
China Government International Bond	BOA	1.000%	12/20/2015	0.692%	25,000	397	363	34
China Government International Bond	CITI	1.000%	06/20/2015	0.637%	24,900	424	388	36
China Government International Bond	CSFB	1.000%	03/20/2015	0.605%	85,000	1,496	411	1,085
China Government International Bond	CSFB	1.000%	06/20/2015	0.637%	25,000	425	136	289
China Government International Bond	DUB	1.000%	03/20/2015	0.605%	30,000	528	312	216
China Government International Bond	DUB	1.000%	12/20/2015	0.692%	25,000	397	349	48
China Government International Bond	GSC	1.000%	09/20/2015	0.666%	25,000	411	183	228
China Government International Bond	JPM	1.000%	03/20/2015	0.605%	35,000	616	157	459
China Government International Bond	JPM	1.000%	06/20/2015	0.637%	60,000	1,021	494	527
China Government International Bond	JPM	1.000%	09/20/2015	0.666%	10,000	164	62	102
China Government International Bond	JPM	1.000%	12/20/2015	0.692%	25,000	396	349	47
China Government International Bond	MSC	1.000%	03/20/2015	0.605%	100,000	1,760	463	1,297
China Government International Bond	MSC	1.000%	12/20/2015	0.692%	50,000	793	711	82
China Government International Bond	RBS	1.000%	03/20/2015	0.605%	20,000	352	198	154
China Government International Bond	RBS	1.000%	06/20/2015	0.637%	104,600	1,779	1,382	397
China Government International Bond	RBS	1.000%	12/20/2015	0.692%	25,000	396	362	34
China Government International Bond	UBS	1.000%	03/20/2015	0.605%	25,000	440	119	321
China Government International Bond	UBS	1.000%	06/20/2015	0.637%	25,000	425	396	29
China Government International Bond	UBS	1.000%	09/20/2015	0.666%	25,000	411	219	192
Citigroup, Inc.	BCLY	1.000%	03/20/2011	0.923%	61,400	41	(410)	451
Citigroup, Inc.	BCLY	1.000%	09/20/2011	1.025%	9,100	1	(65)	66
Citigroup, Inc.	BNP	1.000%	03/20/2011	0.923%	19,800	13	(106)	119
Citigroup, Inc.	BOA	1.000%	03/20/2011	0.923%	55,000	37	(369)	406
Citigroup, Inc.	BOA	1.000%	09/20/2011	1.025%	10,000	1	(67)	68
Citigroup, Inc.	GSC	1.000%	03/20/2011	0.923%	30,100	20	(171)	191
Citigroup, Inc.	GSC	1.000%	09/20/2011	1.025%	16,300	1	(69)	70
Citigroup, Inc.	JPM	1.000%	12/20/2010	0.923%	19,700	(40)	25	(65)

Citigroup, Inc.	JPM	1.000%	09/20/2011	1.025%	5,700	0	(31)	31
Citigroup, Inc.	MSC	1.000%	12/20/2010	0.923%	50,000	24	(182)	206
Citigroup, Inc.	MSC	1.000%	06/20/2011	0.923%	70,200	(53)	(159)	106
Citigroup, Inc.	UBS	1.000%	03/20/2011	0.923%	111,400	75	(637)	712
Citigroup, Inc.	UBS	1.000%	09/20/2011	1.025%	21,100	1	(124)	125
Dell, Inc.	BCLY	1.000%	09/20/2013	0.637%	14,100	155	74	81
Dell, Inc.	CITI	1.000%	09/20/2013	0.637%	19,400	214	111	103
Emirate of Abu Dhabi	CITI	1.000%	12/20/2014	1.014%	6,000	(2)	(154)	152
Emirate of Abu Dhabi	CSFB	1.000%	12/20/2014	1.014%	6,000	(2)	(154)	152
Emirate of Abu Dhabi	DUB	1.000%	12/20/2014	1.014%	5,000	(1)	(185)	184
Emirate of Abu Dhabi	GSC	1.000%	03/20/2011	0.454%	16,000	46	11	35
Emirate of Abu Dhabi	GSC	1.000%	12/20/2014	1.014%	16,000	(4)	(453)	449
Emirate of Abu Dhabi	JPM	1.000%	12/20/2014	1.014%	5,000	(1)	(185)	184
Emirate of Abu Dhabi	JPM	1.000%	12/20/2015	1.139%	25,000	(165)	(161)	(4)
Emirate of Abu Dhabi	MSC	1.000%	12/20/2015	1.139%	25,000	(165)	(161)	(4)
Emirate of Abu Dhabi	UBS	1.000%	12/20/2014	1.014%	17,000	(4)	(460)	456
Florida State Board of Education General Obligation Notes, Series 2005	CITI	0.470%	03/20/2018	1.462%	10,000	(561)	0	(561)
Ford Motor Credit Co. LLC	UBS	5.350%	12/20/2010	1.359%	10,000	106	0	106
France Government Bond	BCLY	0.250%	03/20/2015	0.740%	100,000	(2,120)	(1,689)	(431)
France Government Bond	BOA	0.250%	03/20/2015	0.740%	71,800	(1,522)	(1,230)	(292)
France Government Bond	BOA	0.250%	12/20/2015	0.796%	25,000	(681)	(679)	(2)
France Government Bond	CITI	0.250%	03/20/2015	0.740%	65,000	(1,378)	(1,053)	(325)
France Government Bond	CITI	0.250%	06/20/2015	0.761%	200,000	(4,650)	(3,996)	(654)
France Government Bond	DUB	0.250%	03/20/2015	0.740%	50,000	(1,060)	(631)	(429)
France Government Bond	DUB	0.250%	06/20/2015	0.761%	50,000	(1,162)	(918)	(244)
France Government Bond	GSC	0.250%	03/20/2015	0.740%	211,600	(4,486)	(3,388)	(1,098)
France Government Bond	GSC	0.250%	06/20/2015	0.761%	50,000	(1,162)	(918)	(244)
France Government Bond	GSC	0.250%	12/20/2015	0.796%	50,000	(1,362)	(1,381)	19
France Government Bond	JPM	0.250%	03/20/2015	0.740%	30,000	(636)	0	(636)
France Government Bond	JPM	0.250%	12/20/2015	0.796%	50,000	(1,362)	(1,393)	31
France Government Bond	RBS	0.250%	03/20/2015	0.740%	70,300	(1,490)	(1,205)	(285)
France Government Bond	UBS	0.250%	09/20/2015	0.780%	54,000	(1,365)	(1,431)	66
Gazprom OAO Via Morgan Stanley Bank AG	MSC	0.870%	11/20/2011	1.454%	50,000	(171)	0	(171)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.136%	7,200	(1)	0	(1)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.136%	32,500	(73)	0	(73)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	1.413%	22,300	1,400	459	941
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.538%	33,800	(656)	0	(656)
General Electric Capital Corp.	BCLY	0.910%	03/20/2013	1.584%	50,000	(800)	0	(800)
General Electric Capital Corp.	BCLY	1.580%	03/20/2013	1.584%	25,000	10	0	10
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	1.623%	40,000	(347)	0	(347)
General Electric Capital Corp.	BCLY	4.050%	12/20/2013	1.681%	25,000	1,869	0	1,869
General Electric Capital Corp.	BCLY	4.800%	12/20/2013	1.681%	30,000	2,947	0	2,947
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	1.692%	20,000	2,377	560	1,817
General Electric Capital Corp.	BCLY	1.000%	12/20/2014	1.733%	50,000	(1,444)	(2,557)	1,113
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.136%	22,800	(4)	0	(4)
General Electric Capital Corp.	BNP	0.800%	06/20/2011	1.136%	10,000	(22)	0	(22)
General Electric Capital Corp.	BNP	5.000%	09/20/2011	1.201%	14,400	555	674	(119)
General Electric Capital Corp.	BNP	1.000%	03/20/2012	1.346%	25,000	(119)	(498)	379
General Electric Capital Corp.	BNP	4.700%	12/20/2013	1.681%	7,300	694	0	694
General Electric Capital Corp.	BNP	1.000%	12/20/2014	1.733%	34,400	(993)	(1,730)	737
General Electric Capital Corp.	BOA	1.000%	06/20/2011	1.112%	60,400	(183)	(738)	555
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.201%	49,000	1,889	2,591	(702)
General Electric Capital Corp.	BOA	1.000%	03/20/2012	1.346%	100,000	(476)	(2,105)	1,629
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.413%	25,000	1,570	332	1,238
General Electric Capital Corp.	BOA	5.000%	06/20/2014	1.692%	120,500	14,324	4,012	10,312
General Electric Capital Corp.	BOA	1.000%	12/20/2014	1.733%	25,000	(722)	(1,123)	401
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.136%	8,600	3	0	3
General Electric Capital Corp.	CITI	5.000%	06/20/2011	1.112%	7,000	208	(340)	548
General Electric Capital Corp.	CITI	4.000%	12/20/2013	1.681%	17,300	1,266	0	1,266
General Electric Capital Corp.	CITI	4.325%	12/20/2013	1.681%	57,300	4,777	0	4,777
General Electric Capital Corp.	CITI	4.800%	12/20/2013	1.681%	50,000	4,912	0	4,912
General Electric Capital Corp.	CITI	4.875%	12/20/2013	1.681%	46,900	4,718	0	4,718
General Electric Capital Corp.	CITI	3.800%	03/20/2014	1.712%	30,000	2,116	0	2,116
General Electric Capital Corp.	CITI	3.820%	03/20/2014	1.712%	50,000	3,561	0	3,561
General Electric Capital Corp.	CITI	3.850%	03/20/2014	1.712%	25,900	1,871	0	1,871
General Electric Capital Corp.	CITI	3.950%	03/20/2014	1.712%	15,000	1,134	0	1,134
General Electric Capital Corp.	CITI	4.000%	03/20/2014	1.712%	50,000	3,863	0	3,863
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.714%	50,000	6,262	1,187	5,075
General Electric Capital Corp.	CITI	1.000%	12/20/2014	1.733%	25,000	(722)	(1,123)	401
General Electric Capital Corp.	CITI	1.000%	09/20/2015	1.810%	25,000	(923)	(876)	(47)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	1.136%	10,400	(26)	0	(26)
General Electric Capital Corp.	DUB	1.000%	03/20/2011	1.112%	6,000	(1)	(46)	45
General Electric Capital Corp.	DUB	5.000%	03/20/2011	1.136%	1,100	22	(71)	93
General Electric Capital Corp.	DUB	1.000%	09/20/2011	1.201%	10,000	(17)	(285)	268
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.228%	900	3	0	3
General Electric Capital Corp.	DUB	5.000%	06/20/2013	1.582%	55,000	5,067	1,269	3,798
General Electric Capital Corp.	DUB	5.000%	09/20/2013	1.612%	30,000	2,974	634	2,340
General Electric Capital Corp.	DUB	4.300%	12/20/2013	1.681%	24,700	2,040	0	2,040
General Electric Capital Corp.	DUB	4.800%	12/20/2013	1.681%	20,000	1,965	0	1,965
General Electric Capital Corp.	DUB	4.900%	12/20/2013	1.681%	34,100	3,457	0	3,457
General Electric Capital Corp.	DUB	4.000%	03/20/2014	1.712%	10,000	773	0	773
General Electric Capital Corp.	DUB	4.050%	03/20/2014	1.712%	25,000	1,973	0	1,973
General Electric Capital Corp.	DUB	5.000%	06/20/2014	1.692%	49,800	5,920	1,615	4,305

General Electric Capital Corp.	DUB	1.000%	09/20/2015	1.810%		110,000	(4,063)	(4,219)	156
General Electric Capital Corp.	DUB	1.000%	12/20/2015	1.831%		40,000	(1,581)	(1,687)	106
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.831%		37,100	(1,527)	(2,466)	939
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.136%		6,400	(2)	0	(2)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	1.136%		2,900	101	0	101
General Electric Capital Corp.	GSC	0.960%	06/20/2011	1.136%		14,000	(48)	0	(48)
General Electric Capital Corp.	GSC	5.000%	06/20/2011	1.112%		16,400	487	245	242
General Electric Capital Corp.	GSC	1.000%	03/20/2012	1.346%		450,000	(2,144)	(9,525)	7,381
General Electric Capital Corp.	GSC	1.280%	06/20/2013	1.623%		10,000	(87)	0	(87)
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.201%		24,200	933	1,250	(317)
General Electric Capital Corp.	JPM	1.000%	06/20/2012	1.413%		11,800	(80)	(223)	143
General Electric Capital Corp.	JPM	1.000%	12/20/2014	1.733%		75,000	(2,165)	(3,867)	1,702
General Electric Capital Corp.	JPM	1.000%	09/20/2015	1.810%		15,000	(554)	(526)	(28)
General Electric Capital Corp.	JPM	0.280%	03/20/2016	1.885%		10,000	(798)	0	(798)
General Electric Capital Corp.	MSC	1.000%	09/20/2011	1.201%		5,500	(9)	(84)	75
General Electric Capital Corp.	MSC	1.000%	12/20/2014	1.733%		50,000	(1,444)	(2,368)	924
General Electric Capital Corp.	MSC	1.000%	09/20/2015	1.810%		85,000	(3,140)	(3,104)	(36)
General Electric Capital Corp.	UBS	1.000%	03/20/2012	1.346%		100,000	(476)	(2,045)	1,569
General Electric Capital Corp.	UBS	1.000%	12/20/2014	1.733%		65,000	(1,876)	(3,362)	1,486
Goldman Sachs Group, Inc.	BOA	1.000%	12/20/2010	0.936%		28,000	12	90	(78)
Goldman Sachs Group, Inc.	CITI	1.000%	03/20/2011	0.936%		10,000	6	11	(5)
Goldman Sachs Group, Inc.	JPM	1.000%	12/20/2010	0.936%		8,400	4	(41)	45
Goldman Sachs Group, Inc.	JPM	1.000%	06/20/2011	0.936%		50,000	39	(802)	841
HCA, Inc.	JPM	1.000%	06/20/2011	1.594%		25,000	(99)	(213)	114
Indonesia Government International Bond	BCLY	1.000%	09/20/2015	1.372%		45,000	(777)	(1,438)	661
Indonesia Government International Bond	BNP	1.000%	09/20/2015	1.372%		35,000	(604)	(951)	347
Indonesia Government International Bond	BOA	1.000%	09/20/2015	1.372%		15,000	(259)	(435)	176
Indonesia Government International Bond	CITI	1.000%	09/20/2015	1.372%		12,100	(209)	(274)	65
Indonesia Government International Bond	CSFB	1.000%	09/20/2015	1.372%		10,000	(173)	(218)	45
Indonesia Government International Bond	DUB	1.200%	12/20/2010	0.402%		25,000	54	0	54
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.372%		25,000	(432)	(620)	188
Indonesia Government International Bond	GSC	1.000%	09/20/2015	1.372%		10,000	(173)	(333)	160
Indonesia Government International Bond	HSBC	1.000%	09/20/2015	1.372%		25,000	(432)	(792)	360
Indonesia Government International Bond	JPM	1.000%	09/20/2015	1.372%		35,000	(604)	(814)	210
Indonesia Government International Bond	MSC	1.250%	12/20/2010	0.402%		30,000	69	0	69
Indonesia Government International Bond	MSC	1.000%	09/20/2015	1.372%		25,000	(432)	(623)	191
Indonesia Government International Bond	RBS	1.310%	12/20/2011	0.527%		44,300	444	0	444
Indonesia Government International Bond	RBS	1.330%	12/20/2011	0.527%		50,000	514	0	514
Indonesia Government International Bond	RBS	1.085%	03/20/2012	0.615%		24,270	177	0	177
Indonesia Government International Bond	RBS	1.000%	09/20/2015	1.372%		65,000	(1,122)	(1,465)	343
ING Verzekeringen NV	DUB	1.400%	06/20/2011	1.656%	EUR	204,500	(396)	0	(396)
International Lease Finance Corp.	BCLY	5.000%	12/20/2010	2.117%		$28,000	223	(2,175)	2,398
International Lease Finance Corp.	JPM	5.000%	12/20/2010	2.117%		5,000	40	(412)	452
International Lease Finance Corp.	UBS	5.000%	12/20/2010	2.117%		10,000	80	(900)	980
International Lease Finance Corp.	UBS	5.000%	03/20/2011	2.117%		10,000	151	(800)	951
Japan Government International Bond	BCLY	1.000%	03/20/2015	0.500%		75,000	1,672	703	969
Japan Government International Bond	BOA	1.000%	03/20/2015	0.500%		131,700	2,936	1,057	1,879
Japan Government International Bond	BOA	1.000%	06/20/2015	0.541%		100,000	2,155	944	1,211
Japan Government International Bond	BOA	1.000%	09/20/2015	0.577%		125,000	2,602	2,043	559
Japan Government International Bond	BOA	1.000%	12/20/2015	0.610%		33,300	668	619	49
Japan Government International Bond	DUB	1.000%	03/20/2015	0.500%		28,700	640	220	420
Japan Government International Bond	DUB	1.000%	06/20/2015	0.541%		20,000	431	177	254
Japan Government International Bond	DUB	1.000%	12/20/2015	0.610%		41,700	837	786	51
Japan Government International Bond	GSC	1.000%	03/20/2015	0.500%		217,800	4,856	1,785	3,071
Japan Government International Bond	GSC	1.000%	06/20/2015	0.541%		44,900	968	53	915
Japan Government International Bond	GSC	1.000%	09/20/2015	0.577%		50,000	1,041	806	235
Japan Government International Bond	JPM	1.000%	06/20/2015	0.541%		65,000	1,401	68	1,333
Japan Government International Bond	JPM	1.000%	09/20/2015	0.577%		75,000	1,561	1,220	341
Japan Government International Bond	MSC	1.000%	06/20/2015	0.541%		50,000	1,077	117	960
Japan Government International Bond	MSC	1.000%	12/20/2015	0.610%		25,000	502	452	50
Japan Government International Bond	RBS	1.000%	03/20/2015	0.500%		35,000	780	353	427
Japan Government International Bond	RBS	1.000%	06/20/2015	0.541%		30,100	649	246	403
Japan Government International Bond	RBS	1.000%	12/20/2015	0.610%		50,000	1,004	930	74
Japan Government International Bond	UBS	1.000%	06/20/2015	0.541%		35,000	754	463	291
JPMorgan Chase & Co.	BNP	1.000%	09/20/2011	0.341%		15,000	102	65	37
JPMorgan Chase & Co.	BNP	0.930%	03/20/2013	0.525%		10,000	103	0	103
JPMorgan Chase & Co.	BOA	1.000%	09/20/2011	0.341%		28,000	190	150	40
JPMorgan Chase & Co.	GSC	1.000%	09/20/2011	0.341%		25,000	169	92	77
JPMorgan Chase & Co.	MSC	0.860%	03/20/2013	0.525%		9,000	77	0	77
Kazakhstan Government International Bond	HSBC	1.000%	09/20/2015	1.731%		25,000	(848)	(951)	103
Kazakhstan Government International Bond	MSC	1.000%	09/20/2015	1.731%		25,000	(848)	(985)	137
Kazakhstan Government International Bond	UBS	1.000%	09/20/2015	1.731%		25,000	(848)	(985)	137
Merrill Lynch & Co., Inc.	BCLY	1.000%	12/20/2010	1.066%		50,000	8	(40)	48
Merrill Lynch & Co., Inc.	BNP	1.000%	09/20/2011	1.151%		600	(1)	(1)	0
Merrill Lynch & Co., Inc.	CITI	1.000%	09/20/2011	1.151%		28,000	(33)	(94)	61
Merrill Lynch & Co., Inc.	JPM	1.000%	06/20/2011	1.066%		35,000	(6)	(293)	287
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2011	1.151%		11,600	(14)	(14)	0
Merrill Lynch & Co., Inc.	MSC	1.000%	09/20/2011	1.151%		50,000	(58)	(162)	104
Merrill Lynch & Co., Inc.	UBS	1.000%	09/20/2011	1.151%		93,200	(108)	(231)	123
MetLife, Inc.	BOA	1.000%	09/20/2013	1.752%		26,500	(566)	(1,434)	868
MetLife, Inc.	BOA	1.000%	09/20/2015	2.183%		25,000	(1,342)	(1,584)	242
MetLife, Inc.	BOA	1.000%	09/20/2020	2.326%		10,000	(1,027)	(1,146)	119
MetLife, Inc.	CSFB	1.000%	09/20/2013	1.752%		20,000	(427)	(919)	492

MetLife, Inc.	DUB	1.000%	12/20/2010	1.068%	10,000	2	(48)	50
MetLife, Inc.	DUB	5.000%	06/20/2012	1.391%	120,000	7,586	4,472	3,114
MetLife, Inc.	GSC	1.000%	03/20/2015	2.086%	25,000	(1,123)	(1,561)	438
MetLife, Inc.	GSC	1.000%	12/20/2015	2.224%	27,000	(1,563)	(1,638)	75
MetLife, Inc.	JPM	1.000%	09/20/2015	2.183%	25,000	(1,342)	(1,694)	352
MetLife, Inc.	JPM	1.000%	12/20/2015	2.224%	23,000	(1,331)	(1,415)	84
MetLife, Inc.	SOG	1.000%	09/20/2013	1.752%	21,400	(457)	(1,004)	547
MetLife, Inc.	UBS	1.000%	12/20/2010	1.068%	15,000	2	(48)	50
MetLife, Inc.	UBS	1.000%	09/20/2013	1.752%	10,000	(214)	(490)	276
Mexico Government International Bond	BCLY	1.000%	03/20/2011	0.658%	20,000	38	40	(2)
Mexico Government International Bond	BCLY	1.000%	03/20/2015	1.121%	50,000	(246)	(1,080)	834
Mexico Government International Bond	BCLY	1.000%	09/20/2015	1.180%	75,000	(621)	(757)	136
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.180%	19,800	(164)	(280)	116
Mexico Government International Bond	CITI	1.000%	09/20/2015	1.180%	129,800	(1,074)	(1,028)	(46)
Mexico Government International Bond	CSFB	1.000%	09/20/2015	1.180%	25,000	(207)	(218)	11
Mexico Government International Bond	DUB	1.000%	12/20/2010	0.658%	50,000	54	89	(35)
Mexico Government International Bond	DUB	1.000%	09/20/2015	1.180%	25,000	(207)	(314)	107
Mexico Government International Bond	GSC	1.000%	03/20/2011	0.658%	15,000	29	22	7
Mexico Government International Bond	HSBC	1.000%	12/20/2010	0.658%	45,000	48	101	(53)
Mexico Government International Bond	HSBC	1.000%	03/20/2015	1.121%	22,300	(110)	(472)	362
Mexico Government International Bond	JPM	1.000%	12/20/2010	0.658%	35,000	37	73	(36)
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.227%	6,950	(108)	0	(108)
Mexico Government International Bond	MSC	1.000%	12/20/2015	1.205%	25,000	(248)	(356)	108
Mexico Government International Bond	RBS	1.000%	03/20/2015	1.121%	25,000	(123)	(529)	406
Mexico Government International Bond	UBS	1.000%	09/20/2015	1.180%	19,100	(158)	(270)	112
Morgan Stanley	BCLY	1.000%	12/20/2010	1.031%	25,000	6	0	6
Morgan Stanley	BNP	1.000%	03/20/2011	1.031%	20,000	3	(21)	24
Morgan Stanley	BOA	1.000%	12/20/2010	1.031%	55,000	13	(27)	40
Morgan Stanley	BOA	1.000%	03/20/2011	1.031%	30,000	5	(32)	37
Morgan Stanley	BOA	1.000%	06/20/2011	1.031%	17,200	1	62	(61)
Morgan Stanley	CITI	1.000%	12/20/2010	1.031%	25,000	6	0	6
Morgan Stanley	CITI	1.000%	09/20/2011	1.115%	10,000	(8)	(107)	99
Morgan Stanley	GSC	1.000%	03/20/2011	1.031%	39,300	6	(42)	48
Morgan Stanley	JPM	1.000%	06/20/2011	1.031%	78,900	6	(259)	265
Morgan Stanley	SOG	1.000%	09/20/2011	1.115%	6,000	(5)	(60)	55
Morgan Stanley	UBS	1.000%	09/20/2011	1.115%	13,600	(11)	(58)	47
New Jersey State General Obligation Bonds, Series 2001	GSC	1.950%	09/20/2011	1.613%	12,500	47	0	47
New Jersey State General Obligation Bonds, Series 2001	GSC	2.100%	09/20/2011	1.613%	12,500	66	0	66
New York State General Obligation Bonds, Series 2005	GSC	2.000%	09/20/2011	1.595%	12,500	58	0	58
New York State General Obligation Bonds, Series 2005	GSC	2.100%	09/20/2011	1.595%	12,500	70	0	70
Panama Government International Bond	DUB	1.170%	04/20/2017	1.188%	14,000	59	0	59
Panama Government International Bond	HSBC	0.760%	01/20/2012	0.638%	4,600	14	0	14
Panama Government International Bond	JPM	0.730%	01/20/2012	0.638%	12,600	34	0	34
Panama Government International Bond	MSC	0.750%	01/20/2012	0.638%	44,400	133	0	133
Petrobras International Finance Co.	MSC	1.000%	12/20/2012	1.264%	23,000	(127)	(127)	0
Philippines Government International Bond	BOA	1.000%	12/20/2015	1.405%	4,100	(81)	(83)	2
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	1.817%	10,000	1,215	(179)	1,394
Prudential Financial, Inc.	CITI	5.000%	09/20/2014	1.817%	5,000	608	(89)	697
Prudential Financial, Inc.	DUB	1.000%	12/20/2010	0.969%	10,000	4	(21)	25
Prudential Financial, Inc.	GSC	2.250%	03/20/2013	1.484%	10,000	192	0	192
Prudential Financial, Inc.	GSC	1.000%	12/20/2017	2.090%	10,000	(675)	(950)	275
Prudential Financial, Inc.	UBS	1.000%	12/20/2010	0.969%	15,000	6	(16)	22
Republic of Germany	BCLY	0.250%	03/20/2015	0.335%	50,000	(183)	(293)	110
Republic of Germany	BCLY	0.250%	06/20/2015	0.356%	25,000	(121)	(279)	158
Republic of Germany	BNP	0.250%	03/20/2015	0.335%	30,000	(110)	54	(164)
Republic of Germany	BOA	0.250%	06/20/2015	0.356%	50,000	(241)	(534)	293
Republic of Germany	CITI	0.250%	06/20/2015	0.356%	125,000	(602)	(1,488)	886
Republic of Italy Government Bond	BOA	1.000%	06/20/2011	1.581%	40,300	(157)	(403)	246
Republic of Italy Government Bond	CITI	1.000%	06/20/2011	1.581%	59,700	(233)	(628)	395
Republic of Italy Government Bond	GSC	1.000%	06/20/2015	1.937%	17,000	(689)	(247)	(442)
Republic of Italy Government Bond	HSBC	1.000%	06/20/2015	1.937%	25,000	(1,013)	(444)	(569)
Republic of Italy Government Bond	MSC	1.000%	06/20/2015	1.937%	18,000	(730)	(254)	(476)
Republic of Italy Government Bond	RBS	1.000%	06/20/2015	1.937%	10,000	(405)	(178)	(227)
Republic of Italy Government Bond	SOG	1.000%	06/20/2015	1.937%	25,000	(1,013)	(467)	(546)
Russia Government International Bond	DUB	1.000%	12/20/2010	0.606%	25,000	30	(26)	56
SLM Corp.	BCLY	5.000%	09/20/2011	2.949%	2,800	59	(196)	255
SLM Corp.	BOA	5.000%	12/20/2010	2.664%	25,600	173	(2,055)	2,228
SLM Corp.	BOA	5.000%	09/20/2011	2.949%	10,500	223	(1,312)	1,535
SLM Corp.	BOA	5.000%	12/20/2011	3.115%	44,200	1,065	(3,536)	4,601
SLM Corp.	CITI	5.000%	06/20/2011	2.664%	25,000	457	(1,812)	2,269
SLM Corp.	CITI	5.000%	09/20/2011	2.949%	20,000	666	0	666
SLM Corp.	CITI	5.000%	09/20/2013	4.388%	20,000	362	(500)	862
SLM Corp.	DUB	5.000%	09/20/2011	2.949%	20,000	425	(50)	475
SLM Corp.	DUB	5.000%	09/20/2014	4.873%	1,400	8	(158)	166
SLM Corp.	GSC	5.000%	09/20/2011	2.949%	5,000	106	0	106
SLM Corp.	JPM	5.000%	09/20/2011	2.949%	33,400	709	(251)	960
SLM Corp.	MSC	5.000%	12/20/2010	2.664%	15,000	101	(225)	326
SLM Corp.	MSC	5.000%	12/20/2011	3.115%	15,000	361	(1,275)	1,636
SLM Corp.	UBS	5.000%	12/20/2011	3.115%	40,000	964	(2,200)	3,164
South Korea Government Bond	BCLY	0.550%	12/20/2010	0.478%	25,000	8	0	8
South Korea Government Bond	BCLY	1.000%	12/20/2015	1.004%	25,000	3	(49)	52
South Korea Government Bond	CITI	0.540%	12/20/2010	0.478%	10,000	3	0	3
South Korea Government Bond	DUB	1.000%	03/20/2011	0.478%	20,000	56	81	(25)

South Korea Government Bond	DUB	1.000%	12/20/2015	1.004%		25,000	3	(37)	40
South Korea Government Bond	GSC	1.000%	03/20/2011	0.478%		9,000	25	42	(17)
South Korea Government Bond	JPM	0.600%	12/20/2010	0.478%		25,000	11	0	11
Swedbank AB	BNP	5.000%	09/20/2014	1.106%	EUR	25,000	5,143	4,064	1,079
Sweden Government Bond	JPM	1.000%	03/20/2015	0.303%	$	30,000	928	801	127
U.S. Treasury Notes	BCLY	0.250%	03/20/2015	0.436%	EUR	225,000	(2,452)	(2,919)	467
U.S. Treasury Notes	BNP	0.250%	03/20/2015	0.436%		45,000	(490)	(218)	(272)
U.S. Treasury Notes	CSFB	0.250%	03/20/2015	0.436%		25,000	(272)	(408)	136
U.S. Treasury Notes	DUB	0.250%	03/20/2015	0.436%		125,000	(1,362)	(2,163)	801
U.S. Treasury Notes	DUB	0.250%	06/20/2015	0.456%		50,000	(637)	(526)	(111)
U.S. Treasury Notes	DUB	0.250%	09/20/2015	0.474%		50,000	(728)	(689)	(39)
U.S. Treasury Notes	HSBC	0.250%	03/20/2015	0.436%		50,000	(545)	(582)	37
U.S. Treasury Notes	RBS	0.250%	03/20/2015	0.436%		75,000	(817)	(1,252)	435
U.S. Treasury Notes	SOG	0.250%	03/20/2015	0.436%		50,000	(545)	(687)	142
U.S. Treasury Notes	SOG	0.250%	06/20/2015	0.456%		25,000	(318)	(221)	(97)
U.S. Treasury Notes	SOG	0.250%	09/20/2015	0.474%		50,000	(728)	(689)	(39)
U.S. Treasury Notes	UBS	0.250%	03/20/2015	0.436%		50,000	(545)	(711)	166
UBS AG	BNP	0.760%	03/20/2013	0.780%	$	30	0	0	0
United Kingdom Gilt	BNP	1.000%	12/20/2014	0.567%		8,800	160	66	94
United Kingdom Gilt	BNP	1.000%	03/20/2015	0.590%		100,000	1,819	569	1,250
United Kingdom Gilt	BNP	1.000%	06/20/2015	0.610%		50,000	909	333	576
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.610%		25,000	454	178	276
United Kingdom Gilt	CITI	1.000%	03/20/2015	0.590%		100,000	1,819	424	1,395
United Kingdom Gilt	CITI	1.000%	06/20/2015	0.610%		200,000	3,636	1,549	2,087
United Kingdom Gilt	CSFB	1.000%	06/20/2015	0.610%		50,000	909	538	371
United Kingdom Gilt	DUB	1.000%	03/20/2015	0.590%		135,000	2,455	432	2,023
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.610%		175,000	3,181	1,560	1,621
United Kingdom Gilt	GSC	1.000%	03/20/2015	0.590%		550,000	10,003	1,892	8,111
United Kingdom Gilt	GSC	1.000%	06/20/2015	0.610%		25,000	454	172	282
United Kingdom Gilt	GSC	1.000%	12/20/2015	0.645%		25,000	454	375	79
United Kingdom Gilt	JPM	1.000%	12/20/2014	0.567%		8,900	162	66	96
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.590%		100,000	1,819	812	1,007
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.610%		75,000	1,363	526	837
United Kingdom Gilt	MSC	1.000%	12/20/2014	0.567%		14,600	266	109	157
United Kingdom Gilt	MSC	0.250%	03/20/2015	0.590%		30,000	(442)	(339)	(103)
United Kingdom Gilt	MSC	1.000%	03/20/2015	0.590%		200,000	3,637	1,757	1,880
United Kingdom Gilt	MSC	1.000%	06/20/2015	0.610%		50,000	909	333	576
United Kingdom Gilt	SOG	1.000%	12/20/2014	0.567%		28,900	525	202	323
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.590%		275,000	5,001	1,117	3,884
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.610%		50,000	909	527	382
United Kingdom Gilt	UBS	1.000%	06/20/2015	0.610%		100,000	1,818	1,202	616
Verizon Communications, Inc.	BCLY	1.000%	06/20/2013	0.524%		14,205	188	105	83
Verizon Communications, Inc.	CITI	1.000%	06/20/2013	0.524%		10,900	144	97	47
Verizon Communications, Inc.	JPM	1.000%	06/20/2013	0.524%		15,000	198	75	123
Vodafone Group PLC	DUB	1.000%	09/20/2015	0.823%		15,000	131	131	0
Vodafone Group PLC	GSC	1.000%	09/20/2015	0.823%		40,000	350	256	94
Wells Fargo & Co.	BCLY	2.500%	12/20/2013	0.785%		5,000	276	0	276
Wells Fargo & Co.	BOA	1.000%	12/20/2010	0.415%		75,000	121	226	(105)
Wells Fargo & Co.	BOA	1.000%	06/20/2011	0.415%		33,500	152	222	(70)
Wells Fargo & Co.	DUB	1.240%	03/20/2013	0.692%		4,500	62	0	62
Wells Fargo & Co.	DUB	2.500%	12/20/2013	0.785%		5,000	276	0	276
Wells Fargo & Co.	JPM	1.000%	09/20/2011	0.470%		12,400	68	74	(6)
Wells Fargo & Co.	SOG	1.000%	09/20/2011	0.470%		18,000	99	85	14

							$112,683	$(119,841)	$232,524

Credit Default Swaps on Credit Indices - Sell Protection(2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 Index	BCLY	5.000%	12/20/2014	$75,200	$8,287	$8,835	$(548)
CDX.EM-12 Index	DUB	5.000%	12/20/2014	124,900	13,764	14,192	(428)
CDX.EM-12 Index	GSC	5.000%	12/20/2014	24,300	2,678	2,892	(214)
CDX.EM-12 Index	HSBC	5.000%	12/20/2014	25,000	2,755	2,900	(145)
CDX.EM-12 Index	JPM	5.000%	12/20/2014	25,000	2,755	2,837	(82)
CDX.EM-12 Index	MSC	5.000%	12/20/2014	25,000	2,755	2,963	(208)
CDX.EM-12 Index	UBS	5.000%	12/20/2014	50,000	5,510	4,975	535
CDX.EM-13 Index	BCLY	5.000%	06/20/2015	711,200	88,134	88,665	(531)
CDX.EM-13 Index	CITI	5.000%	06/20/2015	20,000	2,479	2,290	189
CDX.EM-13 Index	CSFB	5.000%	06/20/2015	32,400	4,015	4,200	(185)
CDX.EM-13 Index	DUB	5.000%	06/20/2015	526,500	65,245	66,005	(760)
CDX.EM-13 Index	GSC	5.000%	06/20/2015	50,700	6,283	6,337	(54)
CDX.EM-13 Index	HSBC	5.000%	06/20/2015	977,700	121,159	122,640	(1,481)
CDX.EM-13 Index	JPM	5.000%	06/20/2015	68,100	8,439	7,866	573
CDX.EM-13 Index	MSC	5.000%	06/20/2015	153,200	19,828	16,938	2,890
CDX.EM-14 Index	BCLY	5.000%	12/20/2015	265,300	35,311	33,767	1,544
CDX.EM-14 Index	BOA	5.000%	12/20/2015	81,400	10,834	10,623	211
CDX.EM-14 Index	DUB	5.000%	12/20/2015	190,000	25,289	24,481	808
CDX.EM-14 Index	HSBC	5.000%	12/20/2015	149,800	19,938	19,386	552
CDX.EM-14 Index	MSC	5.000%	12/20/2015	137,500	18,301	17,546	755
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	100,145	(204)	0	(204)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	126,049	(167)	0	(167)
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	96,294	(104)	0	(104)
CDX.HY-14 5-Year Index	BCLY	5.000%	06/20/2015	150,000	(1,131)	(2,344)	1,213

CDX.HY-14 5-Year Index	CITI	5.000%	06/20/2015	97,000	(732)	(1,359)	627
CDX.HY-14 5-Year Index	MSC	5.000%	06/20/2015	175,000	(1,320)	(2,625)	1,305
CDX.HY-15 5-Year Index	BOA	5.000%	12/20/2015	50,000	(1,080)	(1,156)	76
CDX.HY-15 5-Year Index	CITI	5.000%	12/20/2015	633,500	(15,711)	(19,422)	3,711
CDX.HY-15 5-Year Index	CSFB	5.000%	12/20/2015	25,000	(587)	(625)	38
CDX.HY-15 5-Year Index	JPM	5.000%	12/20/2015	164,300	(4,075)	(4,525)	450
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	876	0	876
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	655	0	655
CDX.IG-9 5-Year Index 15-30%	GSC	0.830%	12/20/2012	30,000	416	0	416
CDX.IG-9 5-Year Index 15-30%	GSC	0.940%	12/20/2012	33,800	554	0	554
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	102,700	1,736	0	1,736
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	211,322	1,775	0	1,775
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	96,450	1,168	0	1,168
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,246	983	0	983
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,838	121	0	121
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	13,889	147	0	147
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,585	343	0	343
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	163,965	2,261	0	2,261
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	241,125	3,379	0	3,379
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	14,082	171	0	171
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	21,894	231	0	231
CDX.IG-9 5-Year Index 30-100%	MSC	0.711%	12/20/2012	385,800	4,811	0	4,811
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012	183,255	2,532	0	2,532
CDX.IG-9 10-Year Index 30-100%	GSC	0.507%	12/20/2017	241,125	1,824	0	1,824
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	62,017	633	0	633
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	144,675	1,118	0	1,118
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	130,979	1,381	0	1,381
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	132,135	1,354	0	1,354
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	163,578	1,375	0	1,375
CDX.IG-10 5-Year Index 30-100%	MLP	0.461%	06/20/2013	241,125	2,019	0	2,019
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015	1,520,000	(4,471)	(7,823)	3,352
CDX.IG-15 5-Year Index	CITI	1.000%	12/20/2015	725,900	(2,135)	(3,017)	882
CDX.IG-15 5-Year Index	CSFB	1.000%	12/20/2015	45,300	(133)	(172)	39
CDX.IG-15 5-Year Index	DUB	1.000%	12/20/2015	1,417,700	(4,170)	(5,678)	1,508
CDX.IG-15 5-Year Index	GSC	1.000%	12/20/2015	214,700	(631)	(1,014)	383
CDX.IG-15 5-Year Index	MSC	1.000%	12/20/2015	407,200	(1,198)	(2,051)	853
MCDX 5-Year Index	GSC	1.000%	06/20/2015	100,000	(4,365)	(4,866)	501

					$453,408	$403,661	$49,747

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	65,400	$2,935	$(1)	$2,936
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		50,700	2,322	(69)	2,391
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		58,500	2,866	0	2,866
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	BRL	159,000	(1,317)	(2,885)	1,568
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		62,100	223	0	223
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		47,800	171	0	171
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		459,700	1,707	(539)	2,246
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY		454,000	3,071	712	2,359
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		540,400	3,656	518	3,138
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		845,100	5,526	1,069	4,457
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		1,114,300	7,286	1,522	5,764
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		412,200	4,318	1,939	2,379
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		268,000	2,808	1,299	1,509
Pay	1-Year BRL-CDI	11.290%	01/02/2012	GSC		570,000	4,582	0	4,582
Pay	1-Year BRL-CDI	11.360%	01/02/2012	HSBC		1,132,000	10,475	3,965	6,510
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		411,000	3,803	1,032	2,771
Pay	1-Year BRL-CDI	11.390%	01/02/2012	BNP		535,900	2,344	0	2,344
Pay	1-Year BRL-CDI	11.420%	01/02/2012	UBS		444,000	2,079	(30)	2,109
Pay	1-Year BRL-CDI	11.440%	01/02/2012	UBS		127,400	652	0	652
Pay	1-Year BRL-CDI	11.570%	01/02/2012	JPM		450,000	4,244	1,229	3,015
Pay	1-Year BRL-CDI	11.630%	01/02/2012	MSC		1,094,300	5,214	(572)	5,786
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		247,000	4,068	120	3,948

Pay	1-Year BRL-CDI	11.760%	01/02/2012	CSFB		61,900	602	300	302
Pay	1-Year BRL-CDI	12.080%	01/02/2012	RBS		175,100	1,318	327	991
Pay	1-Year BRL-CDI	12.140%	01/02/2012	RBC		300,000	2,090	0	2,090
Pay	1-Year BRL-CDI	12.480%	01/02/2012	MSC		282,500	2,831	823	2,008
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	483	55	428
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	2,766	174	2,592
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BNP		491,200	2,755	37	2,718
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HSBC		265,200	1,219	(193)	1,412
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GSC		896,000	5,417	267	5,150
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HSBC		450,900	2,726	810	1,916
Pay	1-Year BRL-CDI	11.900%	01/02/2013	MLP		3,305,900	17,897	3,310	14,587
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BCLY		453,900	2,461	954	1,507
Pay	1-Year BRL-CDI	11.930%	01/02/2013	GSC		548,000	3,421	(788)	4,209
Pay	1-Year BRL-CDI	11.950%	01/02/2013	RBS		404,300	804	189	615
Pay	1-Year BRL-CDI	11.955%	01/02/2013	RBC		650,700	1,404	363	1,041
Pay	1-Year BRL-CDI	11.980%	01/02/2013	MSC		43,600	302	68	234
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		345,100	1,434	625	809
Pay	1-Year BRL-CDI	12.070%	01/02/2013	UBS		403,000	3,349	356	2,993
Pay	1-Year BRL-CDI	12.170%	01/02/2013	JPM		709,400	6,844	1,427	5,417
Pay	1-Year BRL-CDI	12.180%	01/02/2013	RBC		836,000	8,162	658	7,504
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BCLY		877,000	9,737	897	8,840
Pay	1-Year BRL-CDI	12.300%	01/02/2013	HSBC		1,632,400	18,604	4,177	14,427
Pay	1-Year BRL-CDI	12.480%	01/02/2013	CSFB		3,044,800	27,802	7,519	20,283
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RBS		264,500	2,815	1,336	1,479
Pay	1-Year BRL-CDI	12.590%	01/02/2013	MSC		536,400	5,548	1,825	3,723
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MSC		277,800	612	(31)	643
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BCLY		444,900	2,743	1,893	850
Pay	1-Year BRL-CDI	12.110%	01/02/2014	BNP		227,500	1,904	0	1,904
Pay	1-Year BRL-CDI	12.200%	01/02/2014	JPM		258,700	2,567	(60)	2,627
Pay	1-Year BRL-CDI	12.250%	01/02/2014	UBS		442,800	4,816	424	4,392
Pay	1-Year BRL-CDI	12.510%	01/02/2014	MSC		583,600	8,636	2,018	6,618
Pay	1-Year BRL-CDI	12.540%	01/02/2014	HSBC		973,700	14,812	2,096	12,716
Pay	1-Year BRL-CDI	12.650%	01/02/2014	GSC		1,514,500	25,417	5,080	20,337
Pay	3-Month AUD Bank Bill	4.250%	06/15/2011	RBC	AUD	350,900	(2,099)	(51)	(2,048)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB		267,000	(1,123)	451	(1,574)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		255,900	(1,076)	766	(1,842)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS		907,900	(1,628)	2,330	(3,958)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC	CAD	115,100	4,949	867	4,082
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBS		131,500	5,654	784	4,870
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	813,600	(6,418)	5,211	(11,629)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS		31,800	507	0	507
Pay	6-Month AUD Bank Bill	6.000%	12/15/2020	DUB		300,000	10,393	(4,013)	14,406
Pay	6-Month AUD Bank Bill	6.250%	12/15/2020	RBC		200,000	10,576	(65)	10,641
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BCLY	EUR	669,700	2,304	(5,801)	8,105
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BNP		765,000	2,632	(5,855)	8,487
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	BOA		1,964,600	6,759	(14,626)	21,385
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	CSFB		1,204,500	4,144	(10,520)	14,664
Pay	6-Month EUR-EURIBOR	2.000%	09/15/2015	MSC		362,300	1,246	(2,323)	3,569
Pay	28-Day MXN TIIE	8.000%	02/17/2014	BCLY	MXN	300,000	1,873	0	1,873
Pay	28-Day MXN TIIE	8.000%	02/17/2014	JPM		440,000	2,747	28	2,719
Pay	28-Day MXN TIIE	7.330%	01/28/2015	CITI		192,407	956	96	860
Pay	28-Day MXN TIIE	7.340%	01/28/2015	BCLY		2,305,679	11,533	1,045	10,488

							$321,260	$14,569	$306,691

(p)	Written options outstanding on September 30, 2010:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 5-Year Note December Futures	$121.000	11/26/2010	6,735	$3,452	$4,339
Call - CBOT U.S. Treasury 5-Year Note December Futures	121.500	11/26/2010	13,016	3,559	5,502
Put - CBOT U.S. Treasury 5-Year Note December Futures	119.000	11/26/2010	19,751	10,936	3,320

				$17,947	$13,161

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	81,000	$619	$88
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	$	455,400	2,732	26,675
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		455,400	3,279	0
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		355,500	4,995	2,043
Put - OTC 3-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		1,414,800	12,651	7,580
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		360,000	2,448	100
Call - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		1,703,600	8,891	99,789
Put - OTC 10-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		1,703,600	15,483	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	10/29/2010		650,800	1,285	1,205
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.950%	10/29/2010		650,800	1,952	125
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.250%	10/29/2010		157,400	519	9,220
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.000%	10/29/2010		157,400	1,133	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	4.000%	06/13/2011		710,300	9,873	4,081
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.000%	06/18/2012		3,564,800	36,619	19,100
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		750,000	4,662	208
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,727,900	22,858	18,237

Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	519,200	779	962
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	1.600%	10/29/2010	1,705,000	4,433	8,615
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	791,500	3,918	152
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.100%	10/29/2010	1,705,000	8,263	78
Call - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	434,400	1,977	25,445
Put - OTC 10-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	434,400	2,063	0
Put - OTC 3-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	2,883,600	31,346	15,450
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	1,915,300	47,353	27,331
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	270,100	1,840	1,777
Put - OTC 5-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	514,900	2,549	99
Call - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	51,200	297	2,999
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	51,200	374	0
Put - OTC 3-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	41,200	261	221
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	182,000	1,256	50
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	2,081,000	2,996	3,855
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	2,199,800	14,519	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.250%	01/24/2011	23,500	207	1,322
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	01/24/2011	74,000	577	4
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	187,400	2,558	1,077
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	1,572,700	16,326	10,445
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	1,986,800	21,576	10,645
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	340,000	2,261	94
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	1,709,000	9,191	100,105
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	952,600	5,001	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	1,709,000	11,442	0
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	500,000	350	0
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	354,900	4,880	2,039
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	634,900	1,095	1,176
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.600%	10/29/2010	2,951,600	6,641	14,914
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	634,900	1,905	122
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.100%	10/29/2010	2,951,600	12,544	136
Put - OTC 3-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	3,774,400	38,574	20,222
Call - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	1.450%	10/29/2010	2,181,400	4,581	4,041
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	1.950%	10/29/2010	2,181,400	7,853	420
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	365,500	2,010	21,409
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	10/29/2010	48,000	252	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	365,500	3,399	0
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	2,071,600	13,051	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,995,300	12,243	553
Put - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	365,700	2,340	2,445
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.250%	10/29/2010	939,500	4,604	55,031
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	10/29/2010	939,500	9,301	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	12/01/2010	3,287,700	19,250	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	06/13/2011	689,900	9,751	3,964
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	2,034,000	19,933	13,508
Put - OTC 3-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	5,683,300	48,236	30,450
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	719,000	4,889	199
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	668,500	16,786	9,539
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	10,526,000	83,518	70,368

							$651,348	$649,713

Credit Default Swaptions on Credit Indices
Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC iTraxx Europe 13 Index	BNP	Buy	0.900%	12/15/2010	EUR	80,000	$ 176	$205
Put - OTC CDX.IG-15 5-Year Index	BNP	Sell	1.200%	12/15/2010	$	363,700	1,946	1,484
Put - OTC iTraxx Europe 13 Index	BNP	Sell	1.600%	12/15/2010	EUR	80,000	476	177
Call - OTC CDX.IG-14 5-Year Index	BOA	Buy	0.900%	12/15/2010	$	93,000	158	155
Put - OTC CDX.IG-14 5-Year Index	BOA	Sell	1.500%	12/15/2010		93,000	244	117
Put - OTC CDX.IG-15 5-Year Index	BOA	Sell	1.200%	12/15/2010		370,400	2,056	1,567
Call - OTC iTraxx Europe 14 Index	MSC	Buy	0.900%	03/16/2011	EUR	44,000	130	161
Put - OTC CDX.IG-15 5-Year Index	MSC	Sell	1.700%	03/16/2011	$	50,000	235	179
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.600%	03/16/2011	EUR	44,000	335	360
Put - OTC iTraxx Europe 14 Index	MSC	Sell	1.800%	03/16/2011		50,000	359	356
Call - OTC CDX.IG-14 5-Year Index	UBS	Buy	0.900%	12/15/2010	$	82,000	156	144
Put - OTC CDX.IG-14 5-Year Index	UBS	Sell	1.500%	12/15/2010		82,000	164	107

							$ 6,435	$5,012

Inflation Floor
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CITI	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,757,700	$ 14,866	$21,978
Floor - OTC CPURNSA Index	CITI	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,179,400	37,277	52,984
Floor - OTC CPURNSA Index	CITI	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	483,000	6,231	6,231
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	631,100	4,733	6,937

						$ 63,107	$88,130

Transactions in written call and put options for the period ended September 30, 2010:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2010	116,134	$105,180,800	EUR	512,000	$899,148
Sales	98,108	92,309,870		592,800	722,447
Closing Buys	(174,740)	(93,500,970)		(725,800)	(824,189)
Expirations	0	(6,375,400)		0	(47,889)
Exercised	0	(2,412,400)		0	(10,680)

Balance at 09/30/2010	39,502	$95,201,900	EUR	379,000	$738,837

(q)	Restricted securities as of September 30, 2010:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsouth Bank	5.200%	04/01/2015	04/14/2010	$4,770	$4,976	0.00%
Chambers Descendants Trust	12.000%	08/15/2018	02/19/2010 - 05/26/2010	65,778	67,834	0.02%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	198	168	0.00%
FIA Card Services N.A.	7.125%	11/15/2012	01/28/2009	12,844	13,726	0.01%
Goldman Sachs Group, Inc.	1.404%	08/12/2015	12/01/2009	69,111	62,963	0.03%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	2,771	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	83	104	0.00%
SLM Corp.	4.800%	02/13/2014	03/12/2010	8,954	8,923	0.00%

				$162,885	$161,465	0.06%

(r)	Short sales outstanding on September 30, 2010:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value(6)
Freddie Mac	5.500%	09/01/2040	190,000	202,290	201,418
Ginnie Mae	6.000%	01/15/2038	40,000	43,797	43,627

				$246,087	$245,045

(6)	Market value includes $133 of interest payable on short sales.

(s)	Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	2,411	10/2010	BOA	$0	$(56)	$(56)
Buy		67,298	10/2010	CITI	196	0	196
Sell		67,298	10/2010	CITI	0	(199)	(199)
Buy		93,500	10/2010	CSFB	2,657	0	2,657
Sell		515	10/2010	CSFB	0	(37)	(37)
Sell		4,132	10/2010	HSBC	0	(313)	(313)
Buy		165,903	10/2010	MSC	13,570	0	13,570
Buy		181,343	10/2010	RBS	14,125	0	14,125
Sell		3,387	10/2010	RBS	15	0	15
Buy		67,298	10/2010	UBS	392	0	392
Sell	BRL	199,328	10/2010	BCLY	0	(6,976)	(6,976)
Buy		343,878	10/2010	BOA	5,937	0	5,937
Sell		1,000,000	10/2010	BOA	0	(35,307)	(35,307)
Buy		2,260	10/2010	DUB	24	0	24
Buy		1,332,067	10/2010	HSBC	34,229	0	34,229
Sell		2,364,691	10/2010	HSBC	0	(79,793)	(79,793)
Buy		112,378	10/2010	JPM	3,617	0	3,617
Sell		269,105	10/2010	JPM	0	(9,019)	(9,019)
Buy		1,914,560	10/2010	MSC	56,782	0	56,782
Sell		428,466	10/2010	MSC	0	(14,863)	(14,863)
Buy		43,676	10/2010	RBC	1,413	0	1,413
Buy		856,152	10/2010	RBS	29,400	0	29,400
Sell		343,380	10/2010	RBS	0	(11,879)	(11,879)
Sell		298,253	12/2010	BOA	0	(4,000)	(4,000)
Sell		2,260	12/2010	DUB	0	(24)	(24)
Buy		460,795	12/2010	HSBC	6,686	0	6,686
Sell		737,923	12/2010	HSBC	0	(13,932)	(13,932)
Buy		62,590	12/2010	MSC	350	0	350
Sell		1,611,353	12/2010	MSC	0	(46,764)	(46,764)
Buy		514,226	12/2010	RBS	9,388	0	9,388
Buy		69,788	09/2011	BOA	689	0	689
Buy		61,456	09/2011	MSC	580	0	580
Buy	CAD	3,922	10/2010	BNP	12	0	12
Buy		10,016	10/2010	CITI	28	0	28
Sell		53,882	10/2010	CITI	0	(148)	(148)
Buy		24,152	10/2010	DUB	71	0	71
Buy		25,808	10/2010	MSC	81	0	81
Buy		97,374	11/2010	BCLY	0	(188)	(188)
Sell		69,529	11/2010	BCLY	39	(1,967)	(1,928)
Buy		95,941	11/2010	BNP	0	(159)	(159)
Buy		336,488	11/2010	BOA	0	(374)	(374)
Sell		46,881	11/2010	BOA	0	(133)	(133)
Buy		53,882	11/2010	CITI	144	0	144
Sell		116,729	11/2010	CITI	0	(362)	(362)
Buy		83,050	11/2010	CSFB	0	(182)	(182)
Sell		154,801	11/2010	CSFB	0	(2,563)	(2,563)
Sell		255,656	11/2010	DUB	1,275	(450)	825
Sell		129,235	11/2010	MSC	0	(2,667)	(2,667)

Sell		1,355,798	11/2010	RBC	0	(20,011)	(20,011)
Sell		105,792	11/2010	RBS	630	0	630
Sell	CHF	132,612	11/2010	CITI	0	(4,113)	(4,113)
Sell		4,865	11/2010	CSFB	30	0	30
Buy	CNY	223,031	11/2010	BCLY	0	(158)	(158)
Buy		391,025	11/2010	CITI	0	(292)	(292)
Buy		599,977	11/2010	DUB	0	(505)	(505)
Buy		516,434	11/2010	JPM	0	(315)	(315)
Buy		132,287	11/2010	MSC	0	(148)	(148)
Buy		248,138	04/2011	HSBC	64	0	64
Buy		744,094	04/2011	JPM	142	0	142
Buy		1,065,464	06/2011	BCLY	3,002	0	3,002
Buy		649,092	06/2011	DUB	0	(2,208)	(2,208)
Buy		2,114,810	06/2011	JPM	5,337	0	5,337
Sell	EUR	1,183,025	10/2010	BNP	0	(85,012)	(85,012)
Sell		26,846	10/2010	BOA	0	(1,108)	(1,108)
Sell		1,000,000	10/2010	CSFB	0	(72,775)	(72,775)
Sell		700,000	10/2010	DUB	0	(57,309)	(57,309)
Sell		74,753	10/2010	MSC	0	(3,645)	(3,645)
Sell		22,509	10/2010	UBS	0	(1,471)	(1,471)
Sell		347,111	11/2010	BCLY	0	(15,758)	(15,758)
Sell		6,526	11/2010	BOA	0	(397)	(397)
Buy		3,541	11/2010	CITI	123	0	123
Sell		8,707	11/2010	CITI	0	(482)	(482)
Sell		13,396	11/2010	CSFB	0	(848)	(848)
Buy		58,954	11/2010	DUB	4,840	0	4,840
Sell		9,831	11/2010	HSBC	0	(374)	(374)
Sell		436	11/2010	MSC	0	(36)	(36)
Sell		48,053	11/2010	RBS	30	(714)	(684)
Sell		359,550	11/2010	UBS	0	(5,560)	(5,560)
Buy	GBP	100,000	10/2010	BNP	0	(911)	(911)
Buy		63,700	10/2010	CITI	0	(603)	(603)
Sell		257,300	10/2010	CITI	0	(923)	(923)
Buy		43,600	10/2010	HSBC	0	(400)	(400)
Buy		50,000	10/2010	MSC	0	(478)	(478)
Buy		266,368	12/2010	CITI	954	0	954
Sell		828,612	12/2010	CITI	0	(14,471)	(14,471)
Sell		277,341	12/2010	GSC	0	(3,671)	(3,671)
Sell		418,224	12/2010	UBS	0	(6,228)	(6,228)
Sell	IDR	687,021,000	10/2010	BCLY	0	(262)	(262)
Buy		237,063,000	10/2010	BOA	3,312	0	3,312
Buy		1,411,044,000	10/2010	CITI	18,764	0	18,764
Sell		704,382,000	10/2010	CITI	0	(593)	(593)
Sell		895,263,000	10/2010	HSBC	0	(591)	(591)
Buy		211,536,000	10/2010	RBS	2,956	0	2,956
Buy		427,023,000	10/2010	UBS	4,966	0	4,966
Buy		1,849,802,240	11/2010	BCLY	1,518	0	1,518
Buy		8,562,400	11/2010	CITI	79	0	79
Buy		286,530,010	11/2010	DUB	352	0	352
Buy		184,573,250	11/2010	HSBC	243	0	243
Buy		1,069,150,000	11/2010	JPM	1,193	0	1,193
Buy		474,456,000	11/2010	MSC	616	0	616
Buy		376,086,000	04/2011	CITI	500	0	500
Buy		166,140,000	04/2011	JPM	293	0	293
Buy		164,859,000	04/2011	MSC	252	0	252
Buy		1,036,244,000	07/2011	BCLY	667	0	667
Buy		169,061,000	07/2011	BNP	456	0	456
Buy		1,049,277,000	07/2011	CITI	1,940	0	1,940
Buy		2,012,324,000	07/2011	HSBC	3,384	0	3,384
Buy		153,846,000	07/2011	RBS	415	0	415
Buy	INR	3,492,422	11/2010	BCLY	1,787	(6)	1,781
Buy		1,461,120	01/2011	BCLY	0	(28)	(28)
Buy		1,644,480	01/2011	JPM	0	(16)	(16)
Buy		2,467,990	01/2011	MSC	4	0	4
Buy		2,322,500	03/2011	BOA	718	0	718
Buy		5,921,100	03/2011	JPM	0	(515)	(515)
Sell	JPY	170,000,000	11/2010	DUB	0	(99,391)	(99,391)
Sell		40,920,604	11/2010	GSC	0	(2,536)	(2,536)
Sell		244,867,000	11/2010	MSC	0	(24,399)	(24,399)
Sell		296,850,000	12/2010	CSFB	0	(38,693)	(38,693)
Sell		200,000,000	12/2010	RBS	0	(26,063)	(26,063)
Buy	KRW	51,122,371	11/2010	BCLY	1,296	0	1,296
Sell		20,636,297	11/2010	BCLY	0	(959)	(959)
Buy		36,847,826	11/2010	BOA	1,042	0	1,042
Buy		175,978,236	11/2010	CITI	2,838	0	2,838
Sell		231,166,299	11/2010	CITI	0	(14,759)	(14,759)
Buy		32,192,394	11/2010	DUB	498	0	498
Buy		17,595,000	11/2010	GSC	407	0	407
Buy		215,545,211	11/2010	JPM	908	(943)	(35)
Sell		80,509,686	11/2010	JPM	0	(5,374)	(5,374)
Buy		128,801,191	11/2010	MSC	1,640	(39)	1,601
Buy		22,533,100	11/2010	RBS	330	0	330
Sell		9,676,650	11/2010	RBS	0	(526)	(526)

Buy		387,745,500	01/2011	MSC	1,175	(346)	829
Buy	MXN	1,133,228	02/2011	BCLY	1,682	0	1,682
Buy		289,716	02/2011	BOA	122	0	122
Buy		4,891,199	02/2011	CITI	11,433	(104)	11,329
Buy		204,413	02/2011	DUB	31	(44)	(13)
Buy		574,012	02/2011	JPM	51	(213)	(162)
Buy		2,975,464	02/2011	MSC	457	(1,388)	(931)
Buy		967,652	02/2011	RBC	2,510	0	2,510
Buy		647,000	02/2011	RBS	658	0	658
Buy		173,155	02/2011	UBS	0	(42)	(42)
Buy	MYR	514,329	10/2010	BCLY	15,319	0	15,319
Sell		185,910	10/2010	BCLY	0	(36)	(36)
Buy		64,396	10/2010	BOA	2,079	0	2,079
Buy		455,413	10/2010	CITI	12,187	0	12,187
Buy		207,498	10/2010	DUB	3,724	0	3,724
Buy		185,910	02/2011	BCLY	0	(113)	(113)
Buy		114,080	02/2011	HSBC	0	(149)	(149)
Buy		101,452	02/2011	JPM	0	(106)	(106)
Buy	NOK	6,817	11/2010	CITI	42	0	42
Buy	NZD	9,155	10/2010	JPM	66	0	66
Buy	PHP	137,024	11/2010	BCLY	135	0	135
Buy		10,670,136	11/2010	CITI	406	(216)	190
Buy		109,950	11/2010	DUB	131	0	131
Buy		4,675,720	06/2011	BCLY	0	(578)	(578)
Buy		3,378,420	06/2011	JPM	0	(211)	(211)
Buy	SGD	37,727	11/2010	BCLY	384	0	384
Buy		35,877	11/2010	CITI	378	0	378
Buy		44,538	03/2011	CITI	166	0	166
Buy		105,885	03/2011	HSBC	313	0	313
Buy		21,412	03/2011	MSC	81	0	81
Buy	TRY	849	10/2010	HSBC	65	0	65
Sell		879	10/2010	HSBC	0	(61)	(61)
Buy		30	10/2010	RBS	2	0	2
Buy		52,574	01/2011	BCLY	926	0	926
Buy		103,503	01/2011	CITI	2,137	0	2,137
Buy		24,749	01/2011	CSFB	371	0	371
Buy		180,703	01/2011	HSBC	1,656	(5)	1,651
Buy		248,037	01/2011	JPM	3,281	(3)	3,278
Buy	TWD	1,350,182	10/2010	BCLY	3	(385)	(382)
Buy		1,000,178	10/2010	CITI	31	(196)	(165)
Buy		310,830	10/2010	DUB	0	(80)	(80)
Buy		593,076	01/2011	DUB	41	(120)	(79)
Buy		363,836	01/2011	JPM	144	0	144
Buy		560,097	01/2011	MSC	134	0	134
Buy		303,317	01/2011	UBS	155	0	155
Buy	ZAR	1,161,526	10/2010	BCLY	7,909	0	7,909
Buy		99,083	10/2010	BOA	461	0	461
Buy		178,882	10/2010	CITI	1,266	0	1,266
Buy		485,105	10/2010	HSBC	3,033	0	3,033
Buy		181,121	10/2010	JPM	1,086	0	1,086
Buy		143,179	10/2010	MSC	964	0	964
Buy		931,772	10/2010	UBS	5,772	0	5,772
Buy		231,631	01/2011	BCLY	836	0	836
Buy		238,187	01/2011	JPM	860	0	860
Buy		235,646	09/2011	BCLY	1,079	0	1,079
Buy		112,465	09/2011	MSC	510	0	510
Buy		133,000	09/2011	UBS	606	0	606

					$337,084	$(753,368)	$(416,284)

(t)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio's assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2010
Bank Loan Obligations	$0	$696,925	$0	$696,925
Corporate Bonds & Notes
Banking & Finance	72,277	51,204,371	156,531	51,433,179
Industrials	0	13,042,212	884	13,043,096
Utilities	0	4,109,387	0	4,109,387
Convertible Bonds & Notes
Banking & Finance	0	68,745	0	68,745
Industrials	0	291,641	0	291,641
Municipal Bonds & Notes
Alabama	0	1,303	0	1,303
Arizona	0	33,614	0	33,614
Arkansas	0	1,064	0	1,064
California	0	2,458,198	0	2,458,198
Colorado	0	14,295	0	14,295
Connecticut	0	169	0	169
District of Columbia	0	171,896	0	171,896
Florida	0	95,413	0	95,413
Georgia	0	122,654	0	122,654
Illinois	0	1,207,048	0	1,207,048

Indiana	0	54,360	0	54,360
Iowa	0	83,307	0	83,307
Kansas	0	425	0	425
Louisiana	0	102,433	0	102,433
Massachusetts	0	73,860	0	73,860
Michigan	0	57,393	0	57,393
Minnesota	0	1,157	0	1,157
Mississippi	0	10,899	0	10,899
Missouri	0	2,393	0	2,393
Nebraska	0	48,000	0	48,000
Nevada	0	372,218	0	372,218
New Jersey	0	180,873	0	180,873
New York	0	906,323	0	906,323
North Carolina	0	48,019	0	48,019
North Dakota	0	5,457	0	5,457
Ohio	0	469,658	0	469,658
Oregon	0	36,359	0	36,359
Pennsylvania	0	108,525	0	108,525
Puerto Rico	0	11,988	0	11,988
Rhode Island	0	7,143	0	7,143
South Carolina	0	559	0	559
South Dakota	0	1,486	0	1,486
Tennessee	0	5,539	0	5,539
Texas	0	432,075	0	432,075
Utah	0	8,257	0	8,257
Virginia	0	6,924	0	6,924
Washington	0	36,775	0	36,775
West Virginia	0	125,290	0	125,290
Wisconsin	0	3,011	0	3,011
U.S. Government Agencies	0	66,875,474	147,732	67,023,206
U.S. Treasury Obligations	0	65,696,136	0	65,696,136
Mortgage-Backed Securities	0	12,525,578	955,586	13,481,164
Asset-Backed Securities	0	2,442,425	544,042	2,986,467
Sovereign Issues	0	10,354,631	0	10,354,631
Convertible Preferred Securities Banking & Finance	3,838	0	0	3,838
Consumer Discretionary	0	68,240	0	68,240
Preferred Securities Banking & Finance	85	29,513	0	29,598
Short-Term Instruments Certificates of Deposit	0	198,039	0	198,039
Commercial Paper	0	1,000	0	1,000
Repurchase Agreements	0	18,172,176	0	18,172,176
Japan Treasury Bills	0	7,986,810	0	7,986,810
U.S. Treasury Bills	0	218,449	0	218,449
PIMCO Short-Term Floating NAV Portfolio	24,181,390	0	0	24,181,390

Investments, at value	$24,257,590	$261,288,112	$1,804,775	$287,350,477
Short Sales, at value	$0	$(245,045)	$0	$(245,045)
Financial Derivative Instruments(7) - Assets
Credit Contracts	114	349,317	0	349,431
Foreign Exchange Contracts	0	337,084	0	337,084
Interest Rate Contracts	453,392	327,742	0	781,134

	$453,506	$1,014,143	$0	$1,467,649
Financial Derivative Instruments(7) - Liabilities
Credit Contracts	0	(97,544)	(5,012)	(102,556)
Foreign Exchange Contracts	0	(753,368)	0	(753,368)
Interest Rate Contracts	0	(683,925)	(88,130)	(772,055)

	$0	$(1,534,837)	$(93,142)	$(1,627,979)

Totals	$24,711,096	$260,522,373	$1,711,633	$286,945,102

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2010:

Category and Subcategory(3)	Beginning Balance at 03/31/2010	Net Purchases(8)	Net Sales(8)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(9)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2010	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2010(9)
Corporate Bonds & Notes
Banking & Finance	$173,080	$59,334	$0	$1,135	$0	$11,358	$0	$(88,376)	$156,531	$7,508
Industrials	768	0	(98)	0	49	165	0	0	884	163
U.S. Government Agencies	157,025	(6,526)	(3,975)	(63)	(32)	1,303	0	0	147,732	1,015
Mortgage-Backed Securities	357,017	868,215	(143,612)	37	533	41,110	0	(167,714)	955,586	28,729
Asset-Backed Securities	507,848	299,739	(66,750)	1,127	(503)	14,396	0	(211,815)	544,042	19,776

Investments, at value	$1,195,738	$1,220,762	$(214,435)	$2,236	$47	$68,332	$0	$(467,905)	$1,804,775	$57,191
Financial Derivative Instruments(7) - Liabilities
Credit Contracts	(5,886)	2,530	(6,435)	0	5,062	(283)	0	0	(5,012)	1,423
Interest Rate Contracts	(18,866)	0	(43,507)	0	0	(25,757)	0	0	(88,130)	(25,757)

	$(24,752)	$2,530	$(49,942)	$0	$5,062	$(26,040)	$0	$0	$(93,142)	$(24,334)

Totals	$1,170,986	$1,223,292	$(264,377)	$2,236	$5,109	$42,292	$0	$(467,905)	$1,711,633	$32,857

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.
(8)

Net Purchases and Sales for Financial Derivative instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(9)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2010 may be due to premiums on swaps that closed during the period.

(u)	Fair Value of Derivative Instruments (1)

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable(2)	$1,387	$0	$0	$0	$0	$1,387
Unrealized appreciation on foreign currency contracts	0	337,084	0	0	0	337,084
Unrealized appreciation on swap agreements	327,741	0	349,432	0	0	677,173

	$329,128	$337,084	$349,432	$0	$0	$1,015,644

Liabilities:
Written options outstanding	$751,004	$0	$5,012	$0	$0	$756,016
Variation margin payable(2)	10,928	0	0	0	0	10,928
Unrealized depreciation on foreign currency contracts	0	753,368	0	0	0	753,368
Unrealized depreciation on swap agreements	21,050	0	97,545	0	0	118,595

	$782,982	$753,368	$102,557	$0	$0	$1,638,907

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2010:

	Derivatives not accounted for as hedging instruments
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$4,360,625	$47,889	$140,606	$0	$0	$4,549,120
Net realized (loss) on foreign currency transactions	0	(85,400)	0	0	0	(85,400)

	$4,360,625	$(37,511)	$140,606	$0	$0	$4,463,720

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(636,602)	$(10,905)	$48,605	$0	$0	$(598,902)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(524,536)	0	0	0	(524,536)

	$(636,602)	$(535,441)	$48,605	$0	$0	$(1,123,438)

(1)	See note 5 in the Notes to Financial Statements for additional information.
(2)

Only current day's variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $453,392 as reported in the Notes to Schedule of Investments.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

(a) Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: December 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: December 6, 2010

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: December 6, 2010